UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1. Report to Shareholders.

(a) The Reports to Shareholders are attached herewith.

SPDR S&P 500 Fossil Fuel Reserves Free ETF

Semi-Annual Shareholder Report

December 31, 2024

SPYX

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P 500 Fossil Fuel Reserves Free ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 500 Fossil Fuel Reserves Free ETF	$11	0.20%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,053,615,298
  Number of Portfolio Holdings492
  Portfolio Turnover Rate2%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	11.8%
Software	10.6%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	6.8%
Financial Services	4.4%
Broadline Retail	4.3%
Banks	3.5%
Capital Markets	3.2%
Pharmaceuticals	3.2%
Automobiles	2.5%

Top Ten Holdings

Holdings	%
Apple, Inc.	7.8%
NVIDIA Corp.	6.8%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., Class A	2.6%
Tesla, Inc.	2.3%
Alphabet, Inc., Class A	2.3%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPYX

SPDR Global Dow ETF

Semi-Annual Shareholder Report

December 31, 2024

DGT

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Global Dow ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Global Dow ETF	$26	0.50%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$248,244,850
  Number of Portfolio Holdings160
  Portfolio Turnover Rate10%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Countries

Country	%
United States	56.3%
Japan	10.3%
Germany	4.5%
France	4.2%
United Kingdom	3.6%
China	3.0%
Switzerland	1.9%
Australia	1.8%
Spain	1.8%
India	1.8%

Top Ten Holdings

Holdings	%
Tesla, Inc.	1.2%
Carnival Corp.	1.0%
Broadcom, Inc.	0.9%
Wells Fargo & Co.	0.9%
Salesforce, Inc.	0.9%
Netflix, Inc.	0.9%
Booking Holdings, Inc.	0.9%
Walt Disney Co.	0.8%
Mizuho Financial Group, Inc.	0.8%
Industrial & Commercial Bank of China Ltd., Class H	0.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR DGT

SPDR S&P Capital Markets ETF

Semi-Annual Shareholder Report

December 31, 2024

KCE

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Capital Markets ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Capital Markets ETF	$20	0.35%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$544,036,430
  Number of Portfolio Holdings63
  Portfolio Turnover Rate12%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Industry

Industry	%
Asset Management & Custody Banks	45.1%
Investment Banking & Brokerage	32.2%
Financial Exchanges & Data	22.5%

Top Ten Holdings

Holdings	%
Tradeweb Markets, Inc., Class A	1.8%
Moelis & Co., Class A	1.8%
CME Group, Inc.	1.8%
State Street Corp.	1.8%
BGC Group, Inc., Class A	1.8%
Victory Capital Holdings, Inc., Class A	1.8%
LPL Financial Holdings, Inc.	1.8%
Morgan Stanley	1.8%
Robinhood Markets, Inc., Class A	1.8%
FactSet Research Systems, Inc.	1.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR KCE

SPDR S&P Insurance ETF

Semi-Annual Shareholder Report

December 31, 2024

KIE

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Insurance ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Insurance ETF	$19	0.35%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$994,614,762
  Number of Portfolio Holdings55
  Portfolio Turnover Rate12%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Industry

Industry	%
Property & Casualty Insurance	52.3%
Life & Health Insurance	23.0%
Insurance Brokers	15.1%
Reinsurance	7.6%
Multi-line Insurance	1.9%

Top Ten Holdings

Holdings	%
Globe Life, Inc.	2.1%
MetLife, Inc.	2.0%
Reinsurance Group of America, Inc.	2.0%
Erie Indemnity Co., Class A	2.0%
Willis Towers Watson PLC	2.0%
Unum Group	1.9%
Arthur J Gallagher & Co.	1.9%
Everest Group Ltd.	1.9%
Chubb Ltd.	1.9%
Loews Corp.	1.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR KIE

SPDR NYSE Technology ETF

Semi-Annual Shareholder Report

December 31, 2024

XNTK

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR NYSE Technology ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR NYSE Technology ETF	$18	0.35%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$859,258,725
  Number of Portfolio Holdings36
  Portfolio Turnover Rate17%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	34.2%
Software	28.0%
Broadline Retail	8.7%
Interactive Media & Services	5.8%
IT Services	5.7%
Communications Equipment	3.0%
Technology Hardware, Storage & Peripherals	3.0%
Ground Transportation	3.0%
Entertainment	2.9%
Hotels, Restaurants & Leisure	2.9%

Top Ten Holdings

Holdings	%
Broadcom, Inc.	3.1%
Cisco Systems, Inc.	3.0%
Apple, Inc.	3.0%
Uber Technologies, Inc.	3.0%
NVIDIA Corp.	3.0%
AppLovin Corp., Class A	3.0%
Alphabet, Inc., Class A	3.0%
Palantir Technologies, Inc., Class A	3.0%
Intel Corp.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XNTK

SPDR S&P Health Care Equipment ETF

Semi-Annual Shareholder Report

December 31, 2024

XHE

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Health Care Equipment ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Health Care Equipment ETF	$18	0.35%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$212,863,987
  Number of Portfolio Holdings67
  Portfolio Turnover Rate22%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Industry

Industry	%
Health Care Equipment	76.4%
Health Care Supplies	23.5%

Top Ten Holdings

Holdings	%
QuidelOrtho Corp.	2.0%
Glaukos Corp.	2.0%
Tandem Diabetes Care, Inc.	2.0%
Becton Dickinson & Co.	1.9%
Edwards Lifesciences Corp.	1.9%
iRhythm Technologies, Inc.	1.9%
Globus Medical, Inc., Class A	1.9%
Abbott Laboratories	1.9%
Zimmer Biomet Holdings, Inc.	1.8%
Boston Scientific Corp.	1.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XHE

SPDR S&P Health Care Services ETF

Semi-Annual Shareholder Report

December 31, 2024

XHS

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Health Care Services ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Health Care Services ETF	$18	0.35%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$70,416,146
  Number of Portfolio Holdings62
  Portfolio Turnover Rate25%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Industry

Industry	%
Health Care Services	46.8%
Health Care Facilities	22.2%
Managed Health Care	18.3%
Health Care Distributors	12.6%

Top Ten Holdings

Holdings	%
Progyny, Inc.	2.3%
Centene Corp.	2.2%
Amedisys, Inc.	2.2%
GeneDx Holdings Corp.	2.1%
Addus HomeCare Corp.	2.1%
Clover Health Investments Corp.	2.1%
Surgery Partners, Inc.	2.1%
Cardinal Health, Inc.	2.1%
Labcorp Holdings, Inc.	2.0%
Acadia Healthcare Co., Inc.	2.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XHS

SPDR S&P Metals & Mining ETF

Semi-Annual Shareholder Report

December 31, 2024

XME

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Metals & Mining ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Metals & Mining ETF	$17	0.35%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,529,347,941
  Number of Portfolio Holdings38
  Portfolio Turnover Rate13%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Industry

Industry	%
Steel	51.8%
Coal & Consumable Fuels	13.9%
Gold	12.2%
Aluminum	7.4%
Silver	5.0%
Diversified Metals & Mining	4.8%
Copper	4.8%

Top Ten Holdings

Holdings	%
U.S. Steel Corp.	5.2%
ATI, Inc.	5.2%
Alcoa Corp.	5.1%
Carpenter Technology Corp.	5.0%
Freeport-McMoRan, Inc.	4.8%
Newmont Corp.	4.7%
Reliance, Inc.	4.7%
Steel Dynamics, Inc.	4.6%
Nucor Corp.	4.5%
CONSOL Energy, Inc.	4.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XME

SPDR S&P Oil & Gas Equipment & Services ETF

Semi-Annual Shareholder Report

December 31, 2024

XES

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Oil & Gas Equipment & Services ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Oil & Gas Equipment & Services ETF	$17	0.35%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$206,317,906
  Number of Portfolio Holdings33
  Portfolio Turnover Rate17%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Industry

Industry	%
Oil & Gas Equipment & Services	75.0%
Oil & Gas Drilling	24.9%

Top Ten Holdings

Holdings	%
Tidewater, Inc.	5.4%
Patterson-UTI Energy, Inc.	5.1%
Liberty Energy, Inc.	5.1%
Baker Hughes Co.	4.7%
Valaris Ltd.	4.7%
Noble Corp. PLC	4.7%
NOV, Inc.	4.6%
TechnipFMC PLC	4.5%
Halliburton Co.	4.5%
Helmerich & Payne, Inc.	4.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XES

SPDR S&P Pharmaceuticals ETF

Semi-Annual Shareholder Report

December 31, 2024

XPH

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Pharmaceuticals ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Pharmaceuticals ETF	$18	0.35%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$163,577,465
  Number of Portfolio Holdings47
  Portfolio Turnover Rate24%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Industry

Industry	%
Pharmaceuticals	99.7%

Top Ten Holdings

Holdings	%
Tarsus Pharmaceuticals, Inc.	3.9%
Pfizer, Inc.	3.9%
Jazz Pharmaceuticals PLC	3.7%
Royalty Pharma PLC, Class A	3.7%
Bristol-Myers Squibb Co.	3.7%
Merck & Co., Inc.	3.7%
Intra-Cellular Therapies, Inc.	3.6%
Johnson & Johnson	3.6%
Viatris, Inc.	3.6%
Eli Lilly & Co.	3.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XPH

SPDR S&P Retail ETF

Semi-Annual Shareholder Report

December 31, 2024

XRT

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Retail ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Retail ETF	$18	0.35%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$322,446,985
  Number of Portfolio Holdings82
  Portfolio Turnover Rate23%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Industry

Industry	%
Apparel Retail	22.8%
Other Specialty Retail	21.4%
Automotive Retail	21.3%
Broadline Retail	10.8%
Food Retail	9.9%
Consumer Staples Merchandise Retail	9.4%
Computer & Electronics Retail	2.9%
Drug Retail	1.3%

Top Ten Holdings

Holdings	%
Abercrombie & Fitch Co., Class A	1.5%
GameStop Corp., Class A	1.5%
Albertsons Cos., Inc., Class A	1.5%
Urban Outfitters, Inc.	1.5%
Academy Sports & Outdoors, Inc.	1.5%
Nordstrom, Inc.	1.5%
Dollar Tree, Inc.	1.5%
Boot Barn Holdings, Inc.	1.5%
Advance Auto Parts, Inc.	1.5%
Dick's Sporting Goods, Inc.	1.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XRT

SPDR S&P Semiconductor ETF

Semi-Annual Shareholder Report

December 31, 2024

XSD

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Semiconductor ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Semiconductor ETF	$18	0.35%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,385,902,690
  Number of Portfolio Holdings43
  Portfolio Turnover Rate13%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Industry

Industry	%
Semiconductors	100.0%

Top Ten Holdings

Holdings	%
Broadcom, Inc.	4.0%
Astera Labs, Inc.	3.4%
Qorvo, Inc.	3.2%
Intel Corp.	3.1%
Allegro MicroSystems, Inc.	3.1%
Marvell Technology, Inc.	3.1%
Skyworks Solutions, Inc.	3.1%
Analog Devices, Inc.	3.1%
Texas Instruments, Inc.	3.1%
Credo Technology Group Holding Ltd.	3.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XSD

SPDR S&P Software & Services ETF

Semi-Annual Shareholder Report

December 31, 2024

XSW

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Software & Services ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Software & Services ETF	$20	0.35%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$491,551,474
  Number of Portfolio Holdings149
  Portfolio Turnover Rate27%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Industry

Industry	%
Application Software	69.2%
Systems Software	20.7%
IT Consulting & Other Services	7.3%
Interactive Home Entertainment	2.7%

Top Ten Holdings

Holdings	%
D-Wave Quantum, Inc.	1.5%
SoundHound AI, Inc., Class A	1.1%
Grid Dynamics Holdings, Inc.	0.9%
Klaviyo, Inc., Class A	0.8%
Workiva, Inc.	0.8%
Palantir Technologies, Inc., Class A	0.8%
Weave Communications, Inc.	0.8%
Altair Engineering, Inc., Class A	0.8%
Mitek Systems, Inc.	0.8%
HashiCorp, Inc., Class A	0.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XSW

SPDR S&P Telecom ETF

Semi-Annual Shareholder Report

December 31, 2024

XTL

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Telecom ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Telecom ETF	$21	0.35%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$144,408,392
  Number of Portfolio Holdings41
  Portfolio Turnover Rate25%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Industry

Industry	%
Communications Equipment	54.4%
Alternative Carriers	21.8%
Integrated Telecommunication Services	13.5%
Wireless Telecommunication Services	10.2%

Top Ten Holdings

Holdings	%
Ciena Corp.	5.0%
Applied Optoelectronics, Inc.	4.5%
Arista Networks, Inc.	4.4%
Cisco Systems, Inc.	4.3%
Frontier Communications Parent, Inc.	4.3%
Juniper Networks, Inc.	4.3%
Cogent Communications Holdings, Inc.	4.3%
AT&T, Inc.	4.2%
F5, Inc.	4.2%
Motorola Solutions, Inc.	4.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XTL

SPDR S&P Transportation ETF

Semi-Annual Shareholder Report

December 31, 2024

XTN

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Transportation ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Transportation ETF	$19	0.35%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$208,776,812
  Number of Portfolio Holdings47
  Portfolio Turnover Rate13%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Industry

Industry	%
Cargo Ground Transportation	29.7%
Airlines	27.4%
Air Freight & Logistics	18.6%
Railroads	9.4%
Passenger Ground Transportation	8.5%
Marine	6.3%

Top Ten Holdings

Holdings	%
Allegiant Travel Co.	3.0%
JetBlue Airways Corp.	2.9%
Joby Aviation, Inc.	2.8%
Alaska Air Group, Inc.	2.8%
Southwest Airlines Co.	2.8%
FedEx Corp.	2.8%
American Airlines Group, Inc.	2.8%
Uber Technologies, Inc.	2.7%
United Airlines Holdings, Inc.	2.7%
United Parcel Service, Inc., Class B	2.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XTN

SPDR MSCI USA StrategicFactors℠ ETF

Semi-Annual Shareholder Report

December 31, 2024

QUS

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR MSCI USA StrategicFactors℠ ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI USA StrategicFactors℠ ETF	$8	0.15%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,398,755,533
  Number of Portfolio Holdings593
  Portfolio Turnover Rate8%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Software	8.5%
Pharmaceuticals	5.9%
Financial Services	5.3%
Semiconductors & Semiconductor Equipment	5.3%
Interactive Media & Services	5.1%
Insurance	4.8%
Health Care Providers & Services	4.2%
Technology Hardware, Storage & Peripherals	3.9%
Oil, Gas & Consumable Fuels	3.5%
Banks	3.5%

Top Ten Holdings

Holdings	%
Apple, Inc.	3.5%
Microsoft Corp.	3.2%
Meta Platforms, Inc., Class A	2.2%
Eli Lilly & Co.	2.0%
NVIDIA Corp.	2.0%
Visa, Inc., Class A	1.9%
UnitedHealth Group, Inc.	1.8%
Mastercard, Inc., Class A	1.8%
Procter & Gamble Co.	1.6%
Alphabet, Inc., Class A	1.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR QUS

SPDR ICE Preferred Securities ETF

Semi-Annual Shareholder Report

December 31, 2024

PSK

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR ICE Preferred Securities ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR ICE Preferred Securities ETF	$23	0.45%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$890,296,987
  Number of Portfolio Holdings156
  Portfolio Turnover Rate5%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Industry

Industry	%
Banks	37.6%
Insurance	26.9%
Electric	14.3%
Diversified Financial Services	10.5%
Real Estate Investment Trusts	4.7%
Auto Manufacturers	2.9%
Telecommunications	1.9%
Gas	0.4%
Sovereign	0.3%

Top Ten Holdings

Holdings	%
Citigroup Capital XIII, 11.22%, due 10/30/40	3.9%
AT&T, Inc., 5.35%, due 11/01/66	1.9%
Wells Fargo & Co., 4.75%, due 03/15/25	1.7%
Capital One Financial Corp., 5.00%, due 03/01/25	1.7%
Allstate Corp., 5.10%, due 04/15/25	1.5%
Duke Energy Corp., 5.75%, due 01/30/25	1.4%
Capital One Financial Corp., 4.80%, due 06/01/25	1.3%
U.S. Bancorp, 5.52%, due 01/30/25	1.3%
Athene Holding Ltd., 6.35%, due 06/30/29	1.2%
MetLife, Inc., 4.75%, due 03/15/25	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR PSK

SPDR FactSet Innovative Technology ETF

Semi-Annual Shareholder Report

December 31, 2024

XITK

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR FactSet Innovative Technology ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR FactSet Innovative Technology ETF	$25	0.45%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$95,763,446
  Number of Portfolio Holdings102
  Portfolio Turnover Rate53%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Software	43.2%
Professional Services	10.0%
IT Services	9.1%
Semiconductors & Semiconductor Equipment	5.8%
Health Care Technology	5.0%
Entertainment	5.0%
Interactive Media & Services	4.9%
Financial Services	2.8%
Diversified Consumer Services	2.1%
Communications Equipment	2.1%

Top Ten Holdings

Holdings	%
Hesai Group	1.3%
ACV Auctions, Inc., Class A	1.1%
CyberArk Software Ltd.	1.1%
Workiva, Inc.	1.1%
Udemy, Inc.	1.1%
Doximity, Inc., Class A	1.1%
Vertex, Inc., Class A	1.1%
Couchbase, Inc.	1.1%
Rapid7, Inc.	1.1%
HashiCorp, Inc., Class A	1.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XITK

SPDR MSCI USA Gender Diversity ETF

Semi-Annual Shareholder Report

December 31, 2024

SHE

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR MSCI USA Gender Diversity ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI USA Gender Diversity ETF	$10	0.20%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$249,006,753
  Number of Portfolio Holdings244
  Portfolio Turnover Rate22%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Software	12.1%
Banks	6.3%
IT Services	5.5%
Hotels, Restaurants & Leisure	5.3%
Technology Hardware, Storage & Peripherals	5.1%
Interactive Media & Services	4.8%
Communications Equipment	4.3%
Semiconductors & Semiconductor Equipment	4.2%
Specialty Retail	4.2%
Pharmaceuticals	4.1%

Top Ten Holdings

Holdings	%
Apple, Inc.	5.2%
Meta Platforms, Inc., Class A	4.7%
Microsoft Corp.	4.6%
Accenture PLC, Class A	4.4%
Cisco Systems, Inc.	4.3%
NVIDIA Corp.	4.3%
Intuit, Inc.	3.4%
JPMorgan Chase & Co.	2.8%
Eli Lilly & Co.	2.4%
Netflix, Inc.	2.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SHE

SPDR Bloomberg Emerging Markets USD Bond ETF

Semi-Annual Shareholder Report

December 31, 2024

EMHC

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Bloomberg Emerging Markets USD Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Emerging Markets USD Bond ETF	$12	0.23%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$286,294,411
  Number of Portfolio Holdings466
  Portfolio Turnover Rate34%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Countries

Country	%
Argentina	5.2%
Turkey	5.0%
United Arab Emirates	5.0%
Saudi Arabia	5.0%
Indonesia	4.9%
Mexico	4.9%
Qatar	4.9%
Chile	4.3%
Colombia	4.2%
Brazil	4.2%

Top Ten Holdings

Holdings	%
Argentina Republic Government International Bonds, 4.13%, due 07/09/35	1.5%
Argentina Republic Government International Bonds, 0.75%, due 07/09/30	1.4%
Argentina Government International Bonds, 5.00%, due 01/09/38	0.9%
Qatar Government International Bonds, 5.10%, due 04/23/48	0.8%
Qatar Government International Bonds, 4.82%, due 03/14/49	0.8%
Ecuador Government International Bonds, 5.50%, due 07/31/35	0.7%
Qatar Government International Bonds, 4.00%, due 03/14/29	0.7%
Argentina Republic Government International Bonds, 1.00%, due 07/09/29	0.7%
QatarEnergy, 2.25%, due 07/12/31	0.6%
Argentina Republic Government International Bonds, 3.50%, due 07/09/41	0.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR EMHC

SPDR Bloomberg 3-12 Month T-Bill ETF

Semi-Annual Shareholder Report

December 31, 2024

BILS

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Bloomberg 3-12 Month T-Bill ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg 3-12 Month T-Bill ETF	$7	0.14%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$3,257,622,295
  Number of Portfolio Holdings26

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Maturity Weightings

Maturity Duration	%
0 to 1 Year	99.7%

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.31%, due 05/15/25	7.2%
U.S. Treasury Bills, 4.20%, due 06/12/25	7.0%
U.S. Treasury Bills, 4.27%, due 04/17/25	7.0%
U.S. Treasury Bills, 4.26%, due 05/08/25	4.4%
U.S. Treasury Bills, 4.31%, due 05/22/25	4.4%
U.S. Treasury Bills, 4.34%, due 05/29/25	4.4%
U.S. Treasury Bills, 4.31%, due 06/05/25	4.4%
U.S. Treasury Bills, 4.16%, due 06/20/25	4.4%
U.S. Treasury Bills, 4.14%, due 06/26/25	4.3%
U.S. Treasury Bills, 4.24%, due 04/03/25	4.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR BILS

SPDR Bloomberg 1-3 Month T-Bill ETF

Semi-Annual Shareholder Report

December 31, 2024

BIL

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Bloomberg 1-3 Month T-Bill ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg 1-3 Month T-Bill ETF	$7	0.14%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$36,113,945,978
  Number of Portfolio Holdings25

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Maturity Weightings

Maturity Duration	%
0 to 1 Year	99.5%

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.43%, due 02/06/25	9.3%
U.S. Treasury Bills, 4.43%, due 02/13/25	9.0%
U.S. Treasury Bills, 4.80%, due 03/20/25	8.2%
U.S. Treasury Bills, 4.77%, due 02/20/25	8.1%
U.S. Treasury Bills, 4.26%, due 03/27/25	6.6%
U.S. Treasury Bills, 4.42%, due 02/27/25	6.2%
U.S. Treasury Bills, 4.39%, due 03/06/25	6.2%
U.S. Treasury Bills, 4.54%, due 03/13/25	6.2%
U.S. Treasury Bills, 4.43%, due 02/11/25	6.1%
U.S. Treasury Bills, 4.42%, due 02/18/25	5.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR BIL

SPDR Bloomberg 1-10 Year TIPS ETF

Semi-Annual Shareholder Report

December 31, 2024

TIPX

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Bloomberg 1-10 Year TIPS ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg 1-10 Year TIPS ETF	$8	0.15%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,377,244,133
  Number of Portfolio Holdings34
  Portfolio Turnover Rate9%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Maturity Weightings

Maturity Duration	%
1 to 2 Years	15.6%
2 to 3 Years	14.3%
3 to 5 Years	34.5%
5 to 10 Years	35.1%

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	3.7%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.6%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/31	3.5%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/32	3.5%
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 07/15/32	3.5%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 01/15/33	3.5%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 04/15/26	3.5%
U.S. Treasury Inflation-Indexed Notes, 0.50%, due 01/15/28	3.4%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/26	3.4%
U.S. Treasury Inflation-Indexed Notes, 0.38%, due 07/15/27	3.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR TIPX

SPDR Bloomberg Convertible Securities ETF

Semi-Annual Shareholder Report

December 31, 2024

CWB

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Bloomberg Convertible Securities ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Convertible Securities ETF	$21	0.40%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$4,332,812,274
  Number of Portfolio Holdings300
  Portfolio Turnover Rate13%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Security Type

Asset	%
Convertible Bonds	62.2%
Corporate Bonds & Notes	25.1%
Convertible Preferred Stocks	6.6%
Preferred Stocks	5.3%
Short-Term Investments	3.3%
Convertible Foreign Bonds	0.5%

Top Ten Holdings

Holdings	%
Boeing Co., 6.00%, due 10/15/27	2.6%
Alibaba Group Holding Ltd., 0.50%, due 06/01/31	2.0%
Wells Fargo & Co., Class A, 7.50%, due 12/31/49	1.8%
Bank of America Corp., 7.25%, due 12/31/49	1.4%
Apollo Global Management, Inc., 6.75%, due 07/31/26	0.9%
MicroStrategy, Inc., 0.00%, due 12/01/29	0.9%
Palo Alto Networks, Inc., 0.38%, due 06/01/25	0.9%
PG&E Corp., 4.25%, due 12/01/27	0.9%
Carnival Corp., 5.75%, due 12/01/27	0.9%
Ford Motor Co., 0.00%, due 03/15/26	0.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR CWB

SPDR Nuveen Bloomberg Municipal Bond ETF

Semi-Annual Shareholder Report

December 31, 2024

TFI

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Nuveen Bloomberg Municipal Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen Bloomberg Municipal Bond ETF	$12	0.23%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$3,693,778,001
  Number of Portfolio Holdings1,404
  Portfolio Turnover Rate11%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten States

State	%
New York	20.3%
California	17.9%
Texas	13.2%
Washington	4.7%
Massachusetts	3.6%
Florida	2.7%
Maryland	2.6%
Connecticut	2.5%
District of Columbia	2.0%
Pennsylvania	2.0%

Top Ten Holdings

Holdings	%
University of California Revenue, CA, 5.00%, due 05/15/29	1.0%
City of New York, NY, 5.00%, due 08/01/29	0.6%
New York City Municipal Water Finance Authority, NY, 5.00%, due 06/15/35	0.6%
City of New York, General Obligation, NY, 5.00%, due 08/01/31	0.6%
City of New York, General Obligation, NY, 5.00%, due 08/01/30	0.5%
University of California Revenue, CA, 5.00%, due 05/15/43	0.5%
State of California, General Obligation, CA, 4.00%, due 03/01/36	0.4%
Commonwealth of Massachusetts, General Obligation, MA, 5.25%, due 10/01/47	0.4%
State of Washington, General Obligation, WA, 5.00%, due 08/01/44	0.4%
Salt River Project Agricultural Improvement & Power District Revenue, AZ, 5.00%, due 01/01/31	0.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR TFI

SPDR Nuveen Bloomberg Short Term Municipal Bond ETF

Semi-Annual Shareholder Report

December 31, 2024

SHM

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Nuveen Bloomberg Short Term Municipal Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	$10	0.20%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$3,579,214,314
  Number of Portfolio Holdings801
  Portfolio Turnover Rate15%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten States

State	%
California	20.3%
New York	17.9%
Texas	10.8%
Washington	5.2%
Connecticut	4.2%
Maryland	3.5%
Massachusetts	2.5%
Florida	2.3%
Virginia	2.2%
Minnesota	2.1%

Top Ten Holdings

Holdings	%
State of California, General Obligation, CA, 5.00%, due 09/01/28	1.4%
City of New York, General Obligation, NY, 5.00%, due 08/01/27	1.3%
State of California, General Obligation, CA, 5.00%, due 10/01/27	1.2%
New York City Transitional Finance Authority Future Tax Secured Revenue, NY, 5.00%, due 11/01/27	0.8%
Triborough Bridge & Tunnel Authority Revenue, NY, 4.00%, due 05/15/27	0.8%
Triborough Bridge & Tunnel Authority Revenue, NY, 5.00%, due 11/15/28	0.7%
New York City Municipal Water Finance Authority Revenue, NY, 5.00%, due 06/15/26	0.7%
New York City Transitional Finance Authority Future Tax Secured Revenue, NY, 5.00%, due 11/01/28	0.7%
Connecticut State Health & Educational Facilities Authority Revenue, CT, 2.80%, due 07/01/48	0.7%
City of Dallas, General Obligation, TX, 5.00%, due 02/15/28	0.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SHM

SPDR Nuveen Bloomberg High Yield Municipal Bond ETF

Semi-Annual Shareholder Report

December 31, 2024

HYMB

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	$18	0.35%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,820,482,745
  Number of Portfolio Holdings1,868
  Portfolio Turnover Rate5%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten States

State	%
California	12.6%
Puerto Rico	10.9%
New York	8.7%
Illinois	7.2%
Florida	6.6%
Texas	4.3%
Ohio	4.3%
Wisconsin	4.1%
Pennsylvania	3.6%
Colorado	3.4%

Top Ten Holdings

Holdings	%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR, 5.00%, due 07/01/58	2.1%
Buckeye Tobacco Settlement Financing Authority Revenue, OH, Class 2, 5.00%, due 06/01/55	1.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR, 4.78%, due 07/01/58	1.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR, 4.75%, due 07/01/53	1.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR, 4.33%, due 07/01/40	0.8%
Commonwealth of Puerto Rico, General Obligation, PR, 4.00%, due 07/01/41	0.7%
Commonwealth of Puerto Rico, General Obligation, PR, 4.00%, due 07/01/46	0.6%
New York Liberty Development Corp. Revenue, NY, Class 1-3, 5.00%, due 11/15/44	0.5%
Metropolitan Pier & Exposition Authority Revenue, IL, 4.00%, due 12/15/42	0.5%
Matching Fund Special Purpose Securitization Corp. Revenue, VI, 5.00%, due 10/01/39	0.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR HYMB

SPDR Bloomberg High Yield Bond ETF

Semi-Annual Shareholder Report

December 31, 2024

JNK

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Bloomberg High Yield Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg High Yield Bond ETF	$21	0.40%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$7,683,889,756
  Number of Portfolio Holdings1,161
  Portfolio Turnover Rate20%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Media	7.7%
Oil & Gas	6.2%
Pipelines	5.5%
Telecommunications	5.3%
Diversified Financial Services	5.1%
Commercial Services	5.0%
Retail	4.4%
Health Care Services	4.4%
Real Estate Investment Trusts	3.3%
Software	3.1%

Top Ten Holdings

Holdings	%
EchoStar Corp., 10.75%, due 11/30/29	0.6%
DISH Network Corp., 11.75%, due 11/15/27	0.4%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.4%
Medline Borrower LP, 3.88%, due 04/01/29	0.4%
Cloud Software Group, Inc., 9.00%, due 09/30/29	0.4%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, due 08/15/27	0.4%
Venture Global LNG, Inc., 9.50%, due 02/01/29	0.4%
HUB International Ltd., 7.25%, due 06/15/30	0.3%
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, due 02/15/28	0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 04/20/29	0.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR JNK

SPDR Bloomberg Short Term High Yield Bond ETF

Semi-Annual Shareholder Report

December 31, 2024

SJNK

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Bloomberg Short Term High Yield Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Short Term High Yield Bond ETF	$21	0.40%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$4,714,056,553
  Number of Portfolio Holdings1,087
  Portfolio Turnover Rate26%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Media	8.1%
Pipelines	4.9%
Telecommunications	4.8%
Commercial Services	4.8%
Oil & Gas	4.7%
Retail	4.5%
Real Estate Investment Trusts	4.5%
Diversified Financial Services	4.3%
Software	3.5%
Health Care Services	3.3%

Top Ten Holdings

Holdings	%
EchoStar Corp., 10.75%, due 11/30/29	0.6%
Medline Borrower LP, 3.88%, due 04/01/29	0.6%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.6%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, due 08/15/27	0.5%
DISH Network Corp., 11.75%, due 11/15/27	0.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 05/01/27	0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 04/20/29	0.4%
Altice France SA, 8.13%, due 02/01/27	0.4%
TransDigm, Inc., 6.38%, due 03/01/29	0.4%
Carnival Corp., 5.75%, due 03/01/27	0.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SJNK

SPDR Bloomberg Investment Grade Floating Rate ETF

Semi-Annual Shareholder Report

December 31, 2024

FLRN

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Bloomberg Investment Grade Floating Rate ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Investment Grade Floating Rate ETF	$8	0.15%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,441,326,393
  Number of Portfolio Holdings380
  Portfolio Turnover Rate18%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Banks	46.9%
Foreign Government Obligations	26.3%
Auto Manufacturers	8.0%
Insurance	5.3%
Multi-National	4.0%
Diversified Financial Services	1.9%
Machinery-Diversified	1.6%
Machinery, Construction & Mining	1.2%
Electric	0.9%
Health Care Services	0.7%

Top Security Type

Asset	%
Corporate Bonds & Notes	72.3%
Foreign Government Obligations	26.3%
Short-Term Investments	3.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR FLRN

SPDR MarketAxess Investment Grade 400 Corporate Bond ETF

Semi-Annual Shareholder Report

December 31, 2024

LQIG

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR MarketAxess Investment Grade 400 Corporate Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	$4	0.07%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$46,888,452
  Number of Portfolio Holdings402
  Portfolio Turnover Rate31%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Banks	27.8%
Pharmaceuticals	8.4%
Telecommunications	7.4%
Pipelines	4.9%
Oil & Gas	4.8%
Beverages	4.1%
Retail	3.7%
Aerospace/Defense	3.7%
Software	3.6%
Auto Manufacturers	3.5%

Top Ten Holdings

Holdings	%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	0.9%
T-Mobile USA, Inc., 3.88%, due 04/15/30	0.7%
CVS Health Corp., 5.05%, due 03/25/48	0.7%
Wells Fargo & Co., 5.39%, due 04/24/34	0.6%
Bank of America Corp., 3.42%, due 12/20/28	0.6%
Amgen, Inc., 5.25%, due 03/02/33	0.6%
Goldman Sachs Group, Inc., 6.75%, due 10/01/37	0.6%
Pfizer Investment Enterprises Pte. Ltd., 5.30%, due 05/19/53	0.6%
Bank of America Corp., 5.29%, due 04/25/34	0.6%
Wells Fargo & Co., 3.53%, due 03/24/28	0.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR LQIG

SPDR Portfolio TIPS ETF

Semi-Annual Shareholder Report

December 31, 2024

SPIP

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Portfolio TIPS ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio TIPS ETF	$6	0.12%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$853,918,452
  Number of Portfolio Holdings50
  Portfolio Turnover Rate8%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Maturity Weightings

Maturity Duration	%
1 to 2 Years	13.1%
2 to 3 Years	12.2%
3 to 5 Years	27.8%
5 to 10 Years	29.1%
10 to 20 Years	7.9%
20 to 30 Years	9.5%

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 0.38%, due 01/15/27	3.1%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	3.0%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/26	3.0%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.0%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/31	3.0%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/30	2.9%
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 01/15/26	2.9%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/32	2.9%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 01/15/33	2.9%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/30	2.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPIP

SPDR Portfolio Short Term Treasury ETF

Semi-Annual Shareholder Report

December 31, 2024

SPTS

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Portfolio Short Term Treasury ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Short Term Treasury ETF	$2	0.03%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$5,604,310,415
  Number of Portfolio Holdings99
  Portfolio Turnover Rate27%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Maturity Weightings

Maturity Duration	%
0 to 1 Year	0.8%
1 to 2 Years	55.2%
2 to 3 Years	44.0%
5 to 10 Years	0.1%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.88%, due 05/31/26	1.9%
U.S. Treasury Notes, 4.88%, due 04/30/26	1.8%
U.S. Treasury Notes, 1.50%, due 01/31/27	1.7%
U.S. Treasury Notes, 4.63%, due 06/30/26	1.7%
U.S. Treasury Notes, 4.25%, due 01/31/26	1.7%
U.S. Treasury Notes, 4.63%, due 09/15/26	1.7%
U.S. Treasury Notes, 4.63%, due 02/28/26	1.6%
U.S. Treasury Notes, 4.50%, due 03/31/26	1.6%
U.S. Treasury Notes, 4.38%, due 08/15/26	1.6%
U.S. Treasury Notes, 4.63%, due 06/15/27	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPTS

SPDR Portfolio Intermediate Term Treasury ETF

Semi-Annual Shareholder Report

December 31, 2024

SPTI

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Portfolio Intermediate Term Treasury ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Intermediate Term Treasury ETF	$2	0.03%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$6,805,301,071
  Number of Portfolio Holdings108
  Portfolio Turnover Rate12%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Maturity Weightings

Maturity Duration	%
3 to 5 Years	49.6%
5 to 10 Years	49.7%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.50%, due 11/15/33	2.4%
U.S. Treasury Notes, 2.75%, due 08/15/32	2.2%
U.S. Treasury Notes, 4.13%, due 11/15/32	2.2%
U.S. Treasury Notes, 3.88%, due 08/15/33	2.2%
U.S. Treasury Notes, 3.38%, due 05/15/33	2.0%
U.S. Treasury Notes, 4.00%, due 02/15/34	2.0%
U.S. Treasury Notes, 4.38%, due 05/15/34	1.9%
U.S. Treasury Notes, 2.88%, due 05/15/32	1.7%
U.S. Treasury Notes, 1.25%, due 08/15/31	1.7%
U.S. Treasury Notes, 3.63%, due 05/31/28	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPTI

SPDR Portfolio Long Term Treasury ETF

Semi-Annual Shareholder Report

December 31, 2024

SPTL

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Portfolio Long Term Treasury ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Long Term Treasury ETF	$2	0.03%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$10,424,057,614
  Number of Portfolio Holdings90
  Portfolio Turnover Rate2%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Maturity Weightings

Maturity Duration	%
10 to 20 Years	43.5%
20 to 30 Years	55.5%

Top Ten Holdings

Holdings	%
U.S. Treasury Bonds, 4.63%, due 05/15/54	2.8%
U.S. Treasury Bonds, 4.75%, due 11/15/53	2.7%
U.S. Treasury Bonds, 4.25%, due 08/15/54	2.6%
U.S. Treasury Bonds, 4.25%, due 02/15/54	2.6%
U.S. Treasury Bonds, 4.13%, due 08/15/53	2.3%
U.S. Treasury Bonds, 4.00%, due 11/15/52	2.0%
U.S. Treasury Bonds, 1.75%, due 08/15/41	1.9%
U.S. Treasury Bonds, 2.38%, due 05/15/51	1.9%
U.S. Treasury Bonds, 3.63%, due 05/15/53	1.9%
U.S. Treasury Bonds, 3.63%, due 02/15/53	1.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPTL

SPDR Portfolio Short Term Corporate Bond ETF

Semi-Annual Shareholder Report

December 31, 2024

SPSB

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Portfolio Short Term Corporate Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Short Term Corporate Bond ETF	$2	0.04%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$8,292,226,365
  Number of Portfolio Holdings1,484
  Portfolio Turnover Rate22%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Banks	34.7%
Electric	4.8%
Diversified Financial Services	4.6%
Pharmaceuticals	3.9%
Auto Manufacturers	3.9%
Real Estate Investments Trusts	3.4%
Software	2.7%
Oil & Gas	2.5%
Pipelines	2.5%
Computers	2.5%

Top Ten Holdings

Holdings	%
Morgan Stanley, 1.51%, due 07/20/27	0.6%
Goldman Sachs Bank USA, 5.28%, due 03/18/27	0.5%
Bank of America Corp., 4.95%, due 07/22/28	0.4%
AbbVie, Inc., 2.95%, due 11/21/26	0.4%
Barclays PLC, 5.20%, due 05/12/26	0.4%
Microsoft Corp., 2.40%, due 08/08/26	0.4%
Apple, Inc., 2.45%, due 08/04/26	0.4%
Boeing Co., 2.20%, due 02/04/26	0.4%
Bank of America Corp., 1.73%, due 07/22/27	0.3%
T-Mobile USA, Inc., 3.75%, due 04/15/27	0.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPSB

SPDR Portfolio Intermediate Term Corporate Bond ETF

Semi-Annual Shareholder Report

December 31, 2024

SPIB

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Portfolio Intermediate Term Corporate Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Intermediate Term Corporate Bond ETF	$2	0.04%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$9,854,026,676
  Number of Portfolio Holdings4,801
  Portfolio Turnover Rate12%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Banks	26.9%
Electric	6.9%
Real Estate Investments Trusts	4.9%
Diversified Financial Services	4.2%
Pharmaceuticals	3.7%
Telecommunications	3.2%
Pipelines	3.1%
Auto Manufacturers	3.0%
Oil & Gas	2.8%
Health Care Services	2.7%

Top Ten Holdings

Holdings	%
Bank of America Corp., 5.43%, due 08/15/35	0.2%
Bank of America Corp., 5.52%, due 10/25/35	0.2%
Morgan Stanley, 1.51%, due 07/20/27	0.2%
Goldman Sachs Group, Inc., 1.95%, due 10/21/27	0.2%
Bank of America Corp., 3.42%, due 12/20/28	0.1%
AbbVie, Inc., 3.20%, due 11/21/29	0.1%
Morgan Stanley, 6.63%, due 11/01/34	0.1%
T-Mobile USA, Inc., 3.88%, due 04/15/30	0.1%
Wells Fargo & Co., 5.71%, due 04/22/28	0.1%
Bank of America Corp., 1.73%, due 07/22/27	0.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPIB

SPDR Portfolio Long Term Corporate Bond ETF

Semi-Annual Shareholder Report

December 31, 2024

SPLB

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Portfolio Long Term Corporate Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Long Term Corporate Bond ETF	$2	0.04%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$937,558,118
  Number of Portfolio Holdings3,023
  Portfolio Turnover Rate8%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Electric	12.8%
Banks	8.1%
Pharmaceuticals	7.2%
Telecommunications	6.1%
Health Care Services	5.8%
Oil & Gas	4.7%
Pipelines	4.5%
Media	4.3%
Insurance	3.9%
Transportation	3.5%

Top Ten Holdings

Holdings	%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	0.4%
CVS Health Corp., 5.05%, due 03/25/48	0.3%
Pfizer Investment Enterprises Pte. Ltd., 5.30%, due 05/19/53	0.3%
UnitedHealth Group, Inc., 5.38%, due 04/15/54	0.3%
Wells Fargo & Co., 5.01%, due 04/04/51	0.2%
AbbVie, Inc., 4.25%, due 11/21/49	0.2%
Warnermedia Holdings, Inc., 5.14%, due 03/15/52	0.2%
Boeing Co., 5.81%, due 05/01/50	0.2%
CVS Health Corp., 4.78%, due 03/25/38	0.2%
AT&T, Inc., 3.55%, due 09/15/55	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPLB

SPDR Portfolio Corporate Bond ETF

Semi-Annual Shareholder Report

December 31, 2024

SPBO

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Portfolio Corporate Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Corporate Bond ETF	$2	0.03%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,872,104,908
  Number of Portfolio Holdings5,612
  Portfolio Turnover Rate8%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Banks	21.5%
Electric	8.2%
Pharmaceuticals	4.9%
Telecommunications	4.0%
Health Care Services	3.8%
Pipelines	3.7%
Real Estate Investments Trusts	3.6%
Diversified Financial Services	3.5%
Oil & Gas	3.3%
Insurance	3.0%

Top Ten Holdings

Holdings	%
JPMorgan Chase & Co., 5.72%, due 09/14/33	0.2%
Bank of America Corp., 5.08%, due 01/20/27	0.1%
JPMorgan Chase & Co., 1.04%, due 02/04/27	0.1%
Wells Fargo & Co., 3.20%, due 06/17/27	0.1%
AbbVie, Inc., 2.95%, due 11/21/26	0.1%
Verizon Communications, Inc., 2.10%, due 03/22/28	0.1%
General Motors Financial Co., Inc., 4.00%, due 10/06/26	0.1%
Bank of America Corp., 2.50%, due 02/13/31	0.1%
Oracle Corp., 2.88%, due 03/25/31	0.1%
Mitsubishi UFJ Financial Group, Inc., 2.85%, due 01/19/33	0.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPBO

SPDR Portfolio Mortgage Backed Bond ETF

Semi-Annual Shareholder Report

December 31, 2024

SPMB

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Portfolio Mortgage Backed Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Mortgage Backed Bond ETF	$2	0.04%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$5,614,132,523
  Number of Portfolio Holdings2,510
  Portfolio Turnover Rate6%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Maturity Weightings

Maturity Duration	%
0 to 1 Year	0.0%
1 to 2 Years	0.0%
2 to 3 Years	0.0%
3 to 5 Years	0.1%
5 to 10 Years	0.9%
10 to 20 Years	10.7%
20 to 30 Years	83.1%
Greater than 30 Years	4.4%

Top Ten Holdings

Holdings	%
Federal National Mortgage Association, 2.00%, due 02/01/52	1.4%
Federal National Mortgage Association, 2.50%, due 01/01/52	1.3%
Federal National Mortgage Association, 2.00%, due 11/01/51	1.2%
Federal National Mortgage Association, 2.00%, due 02/01/51	1.0%
Federal National Mortgage Association, 2.00%, due 07/01/51	0.9%
Federal National Mortgage Association, 2.00%, due 01/01/51	0.8%
Federal Home Loan Mortgage Corp., due 08/01/54	0.8%
Federal National Mortgage Association, 4.50%, due 08/01/52	0.8%
Federal Home Loan Mortgage Corp., 2.00%, due 11/01/51	0.7%
Federal Home Loan Mortgage Corp., 5.50%, due 03/01/54	0.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPMB

SPDR Portfolio Aggregate Bond ETF

Semi-Annual Shareholder Report

December 31, 2024

SPAB

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Portfolio Aggregate Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Aggregate Bond ETF	$2	0.03%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$8,275,765,776
  Number of Portfolio Holdings7,821
  Portfolio Turnover Rate8%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Maturity Weightings

Maturity Duration	%
0 to 1 Year	0.0%
1 to 2 Years	11.6%
2 to 3 Years	8.7%
3 to 5 Years	15.6%
5 to 10 Years	19.2%
10 to 20 Years	11.3%
20 to 30 Years	30.2%
Greater than 30 Years	2.2%

Top Security Type

Asset	%
U.S. Treasury Obligations	43.2%
U.S. Government Agency Obligations	26.4%
Corporate Bonds & Notes	24.6%
Short-Term Investments	6.5%
Foreign Government Obligations	2.9%
Mortgage-Backed Securities	0.7%
Municipal Bonds & Notes	0.5%
Asset-Backed Securities	0.4%
Commercial Mortgage Backed Securities	0.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPAB

SPDR Portfolio High Yield Bond ETF

Semi-Annual Shareholder Report

December 31, 2024

SPHY

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Portfolio High Yield Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio High Yield Bond ETF	$3	0.05%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$6,715,159,166
  Number of Portfolio Holdings1,916
  Portfolio Turnover Rate25%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Media	7.8%
Oil & Gas	5.7%
Telecommunications	5.6%
Retail	5.3%
Commercial Services	5.1%
Diversified Financial Services	4.8%
Pipelines	4.8%
Health care Services	4.0%
Real Estate Investments Trusts	3.6%
Electric	2.9%

Top Ten Holdings

Holdings	%
EchoStar Corp., 10.75%, due 11/30/29	0.4%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.3%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, due 08/15/27	0.3%
Medline Borrower LP, 3.88%, due 04/01/29	0.3%
DISH Network Corp., 11.75%, due 11/15/27	0.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 05/01/27	0.3%
Cloud Software Group, Inc., 9.00%, due 09/30/29	0.3%
TransDigm, Inc., 6.38%, due 03/01/29	0.3%
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, due 02/15/28	0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 04/20/29	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPHY

SPDR Portfolio Treasury ETF

Semi-Annual Shareholder Report

December 31, 2024

SPTB

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Portfolio Treasury ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Treasury ETF	$2	0.04%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$80,715,052
  Number of Portfolio Holdings273
  Portfolio Turnover Rate11%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Maturity Weightings

Maturity Duration	%
1 to 2 Years	19.2%
2 to 3 Years	14.5%
3 to 5 Years	22.9%
5 to 10 Years	23.4%
10 to 20 Years	8.2%
20 to 30 Years	11.2%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.00%, due 02/15/34	1.0%
U.S. Treasury Notes, 4.50%, due 11/15/33	1.0%
U.S. Treasury Notes, 3.88%, due 08/15/33	0.9%
U.S. Treasury Notes, 4.13%, due 11/15/32	0.9%
U.S. Treasury Notes, 3.50%, due 02/15/33	0.8%
U.S. Treasury Notes, 1.25%, due 08/15/31	0.8%
U.S. Treasury Notes, 3.38%, due 05/15/33	0.8%
U.S. Treasury Notes, 2.88%, due 05/15/32	0.8%
U.S. Treasury Notes, 2.75%, due 08/15/32	0.8%
U.S. Treasury Notes, 1.38%, due 11/15/31	0.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPTB

SPDR MSCI USA Climate Paris Aligned ETF

Semi-Annual Shareholder Report

December 31, 2024

NZUS

Principal Listing Exchange: The Nasdaq Stock Market

This semi-annual shareholder report contains important information about the SPDR MSCI USA Climate Paris Aligned ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI USA Climate Paris Aligned ETF	$5	0.10%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,549,377
  Number of Portfolio Holdings218
  Portfolio Turnover Rate7%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	13.9%
Software	11.5%
Technology Hardware, Storage & Peripherals	7.5%
Interactive Media & Services	6.4%
Automobiles	5.0%
Specialized REITs	4.6%
Financial Services	4.4%
Pharmaceuticals	4.4%
Broadline Retail	4.3%
Capital Markets	4.0%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	8.1%
Apple, Inc.	7.5%
Microsoft Corp.	6.7%
Tesla, Inc.	4.6%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class C	2.5%
Equinix, Inc.	2.3%
Digital Realty Trust, Inc.	2.1%
Visa, Inc., Class A	2.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR NZUS

SPDR S&P 1500 Value Tilt ETF

Semi-Annual Shareholder Report

December 31, 2024

VLU

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P 1500 Value Tilt ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 1500 Value Tilt ETF	$6	0.12%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$379,165,659
  Number of Portfolio Holdings1,442
  Portfolio Turnover Rate1%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Banks	9.1%
Oil, Gas & Consumable Fuels	7.4%
Health Care Providers & Services	4.1%
Insurance	4.1%
Financial Services	4.0%
Interactive Media & Services	4.0%
Capital Markets	3.6%
Consumer Staples Distribution & Retail	3.5%
Technology Hardware, Storage & Peripherals	3.4%
Diversified Telecommunication Services	3.0%

Top Ten Holdings

Holdings	%
Apple, Inc.	2.7%
Berkshire Hathaway, Inc., Class B	2.4%
Amazon.com, Inc.	2.3%
Walmart, Inc.	2.0%
Exxon Mobil Corp.	1.8%
Meta Platforms, Inc., Class A	1.8%
JPMorgan Chase & Co.	1.5%
Bank of America Corp.	1.5%
Verizon Communications, Inc.	1.5%
Microsoft Corp.	1.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR VLU

SPDR S&P 1500 Momentum Tilt ETF

Semi-Annual Shareholder Report

December 31, 2024

MMTM

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P 1500 Momentum Tilt ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 1500 Momentum Tilt ETF	$6	0.12%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$148,349,072
  Number of Portfolio Holdings1,459
  Portfolio Turnover Rate22%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	18.8%
Technology Hardware, Storage & Peripherals	7.1%
Software	7.1%
Interactive Media & Services	7.1%
Banks	5.1%
Broadline Retail	4.4%
Capital Markets	4.0%
Financial Services	3.1%
Consumer Staples Distribution & Retail	2.5%
Pharmaceuticals	2.2%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	11.8%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	4.1%
Broadcom, Inc.	3.7%
Microsoft Corp.	3.2%
JPMorgan Chase & Co.	1.8%
Eli Lilly & Co.	1.7%
Alphabet, Inc., Class A	1.7%
Tesla, Inc.	1.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MMTM

SPDR SSGA US Large Cap Low Volatility Index ETF

Semi-Annual Shareholder Report

December 31, 2024

LGLV

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR SSGA US Large Cap Low Volatility Index ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA US Large Cap Low Volatility Index ETF	$6	0.12%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$786,927,132
  Number of Portfolio Holdings164
  Portfolio Turnover Rate0%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Insurance	12.6%
Multi-Utilities	6.1%
Residential REITs	6.0%
Professional Services	4.6%
Machinery	4.2%
Capital Markets	3.9%
Software	3.5%
Electric Utilities	3.3%
Oil, Gas & Consumable Fuels	3.2%
Specialty Retail	3.1%

Top Ten Holdings

Holdings	%
Walmart, Inc.	1.4%
Colgate-Palmolive Co.	1.3%
Xcel Energy, Inc.	1.2%
PepsiCo, Inc.	1.2%
Public Service Enterprise Group, Inc.	1.1%
Air Products & Chemicals, Inc.	1.1%
Linde PLC	1.1%
General Mills, Inc.	1.1%
Duke Energy Corp.	1.1%
AvalonBay Communities, Inc.	1.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR LGLV

SPDR SSGA US Small Cap Low Volatility Index ETF

Semi-Annual Shareholder Report

December 31, 2024

SMLV

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR SSGA US Small Cap Low Volatility Index ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA US Small Cap Low Volatility Index ETF	$7	0.12%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$204,086,174
  Number of Portfolio Holdings413
  Portfolio Turnover Rate2%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Banks	49.4%
Insurance	7.8%
Capital Markets	6.3%
Financial Services	4.6%
Machinery	1.7%
Consumer Finance	1.6%
Oil, Gas & Consumable Fuels	1.6%
Electronic Equipment, Instruments & Components	1.4%
Health Care Equipment & Supplies	1.4%
Electric Utilities	1.4%

Top Ten Holdings

Holdings	%
PJT Partners, Inc., Class A	2.0%
Hanover Insurance Group, Inc.	1.7%
Virtu Financial, Inc., Class A	1.6%
Nelnet, Inc., Class A	1.6%
Community Financial System, Inc.	1.6%
Old National Bancorp	1.5%
NBT Bancorp, Inc.	1.4%
Park National Corp.	1.4%
City Holding Co.	1.2%
Enstar Group Ltd.	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SMLV

SPDR S&P 500 ESG ETF

Semi-Annual Shareholder Report

December 31, 2024

EFIV

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P 500 ESG ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 500 ESG ETF	$5	0.10%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,726,431,290
  Number of Portfolio Holdings316
  Portfolio Turnover Rate2%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	11.9%
Technology Hardware, Storage & Peripherals	11.0%
Software	10.6%
Interactive Media & Services	5.7%
Banks	4.1%
Capital Markets	3.8%
Financial Services	3.7%
Oil, Gas & Consumable Fuels	3.5%
Automobiles	3.4%
Pharmaceuticals	3.0%

Top Ten Holdings

Holdings	%
Apple, Inc.	10.8%
NVIDIA Corp.	9.4%
Microsoft Corp.	8.9%
Tesla, Inc.	3.2%
Alphabet, Inc., Class A	3.2%
Alphabet, Inc., Class C	2.6%
JPMorgan Chase & Co.	1.9%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.6%
Exxon Mobil Corp.	1.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR EFIV

SPDR S&P SmallCap 600 ESG ETF

Semi-Annual Shareholder Report

December 31, 2024

ESIX

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P SmallCap 600 ESG ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P SmallCap 600 ESG ETF	$6	0.12%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$7,070,606
  Number of Portfolio Holdings372
  Portfolio Turnover Rate8%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Banks	10.8%
Machinery	5.0%
Software	4.4%
Health Care Equipment & Supplies	4.1%
Household Durables	3.7%
Financial Services	3.7%
Electronic Equipment, Instruments & Components	3.7%
Insurance	3.1%
Semiconductors & Semiconductor Equipment	2.9%
Chemicals	2.8%

Top Ten Holdings

Holdings	%
Glaukos Corp.	1.0%
Alaska Air Group, Inc.	1.0%
ATI, Inc.	0.9%
SPS Commerce, Inc.	0.8%
SPX Technologies, Inc.	0.8%
Jackson Financial, Inc., Class A	0.8%
Badger Meter, Inc.	0.7%
Armstrong World Industries, Inc.	0.7%
Mr. Cooper Group, Inc.	0.7%
Brinker International, Inc.	0.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR ESIX

SPDR S&P 600 Small Cap Growth ETF

Semi-Annual Shareholder Report

December 31, 2024

SLYG

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P 600 Small Cap Growth ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 600 Small Cap Growth ETF	$8	0.15%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$3,628,243,124
  Number of Portfolio Holdings342
  Portfolio Turnover Rate41%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Banks	6.9%
Software	6.5%
Health Care Equipment & Supplies	5.8%
Machinery	5.6%
Capital Markets	3.9%
Electronic Equipment, Instruments & Components	3.7%
Biotechnology	3.6%
Building Products	3.5%
Hotels, Restaurants & Leisure	3.0%
Health Care Providers & Services	2.9%

Top Ten Holdings

Holdings	%
Glaukos Corp.	1.2%
Alaska Air Group, Inc.	1.2%
ATI, Inc.	1.1%
SPS Commerce, Inc.	1.0%
SPX Technologies, Inc.	1.0%
Badger Meter, Inc.	0.9%
Armstrong World Industries, Inc.	0.9%
CSW Industrials, Inc.	0.9%
Brinker International, Inc.	0.9%
Moog, Inc., Class A	0.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SLYG

SPDR S&P 600 Small Cap Value ETF

Semi-Annual Shareholder Report

December 31, 2024

SLYV

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P 600 Small Cap Value ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 600 Small Cap Value ETF	$8	0.15%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$3,972,617,963
  Number of Portfolio Holdings465
  Portfolio Turnover Rate33%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Banks	11.6%
Specialty Retail	6.2%
Semiconductors & Semiconductor Equipment	3.9%
Household Durables	3.8%
Financial Services	3.3%
Oil, Gas & Consumable Fuels	3.2%
Electronic Equipment, Instruments & Components	3.2%
Insurance	3.0%
Machinery	2.9%
Health Care Providers & Services	2.5%

Top Ten Holdings

Holdings	%
Robert Half, Inc.	1.1%
VF Corp.	1.1%
Qorvo, Inc.	1.0%
Jackson Financial, Inc., Class A	1.0%
Mr. Cooper Group, Inc.	0.9%
Meritage Homes Corp.	0.8%
Lincoln National Corp.	0.8%
Air Lease Corp.	0.8%
Asbury Automotive Group, Inc.	0.7%
Boise Cascade Co.	0.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SLYV

SPDR S&P 400 Mid Cap Growth ETF

Semi-Annual Shareholder Report

December 31, 2024

MDYG

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P 400 Mid Cap Growth ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 400 Mid Cap Growth ETF	$8	0.15%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,761,456,267
  Number of Portfolio Holdings239
  Portfolio Turnover Rate32%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Specialty Retail	6.1%
Software	5.6%
Capital Markets	5.6%
Hotels, Restaurants & Leisure	5.2%
Machinery	5.0%
Biotechnology	4.4%
Banks	4.2%
Construction & Engineering	3.8%
Building Products	3.5%
Insurance	3.4%

Top Ten Holdings

Holdings	%
Williams-Sonoma, Inc.	1.6%
EMCOR Group, Inc.	1.4%
Interactive Brokers Group, Inc., Class A	1.3%
Pure Storage, Inc., Class A	1.3%
DocuSign, Inc.	1.2%
Burlington Stores, Inc.	1.2%
Carlisle Cos., Inc.	1.1%
RB Global, Inc.	1.1%
Manhattan Associates, Inc.	1.1%
Dynatrace, Inc.	1.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MDYG

SPDR S&P 400 Mid Cap Value ETF

Semi-Annual Shareholder Report

December 31, 2024

MDYV

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P 400 Mid Cap Value ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 400 Mid Cap Value ETF	$8	0.15%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,864,155,492
  Number of Portfolio Holdings301
  Portfolio Turnover Rate29%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Banks	9.0%
Insurance	5.8%
Oil, Gas & Consumable Fuels	5.2%
Machinery	4.8%
Electronic Equipment, Instruments & Components	3.7%
Specialty Retail	3.4%
Metals & Mining	3.3%
Life Sciences Tools & Services	2.8%
Consumer Staples Distribution & Retail	2.8%
Chemicals	2.8%

Top Ten Holdings

Holdings	%
Expand Energy Corp.	1.5%
U.S. Foods Holding Corp.	1.1%
Flex Ltd.	1.0%
Fidelity National Financial, Inc.	1.0%
Reliance, Inc.	1.0%
Avantor, Inc.	1.0%
Reinsurance Group of America, Inc.	1.0%
Performance Food Group Co.	0.9%
BioMarin Pharmaceutical, Inc.	0.9%
Unum Group	0.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MDYV

SPDR Russell 1000 Yield Focus ETF

Semi-Annual Shareholder Report

December 31, 2024

ONEY

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Russell 1000 Yield Focus ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Russell 1000 Yield Focus ETF	$10	0.20%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$774,412,803
  Number of Portfolio Holdings292
  Portfolio Turnover Rate1%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Oil, Gas & Consumable Fuels	6.5%
Food Products	5.9%
Electric Utilities	5.7%
Machinery	5.2%
Multi-Utilities	4.4%
Banks	4.1%
Chemicals	3.9%
Pharmaceuticals	3.9%
Consumer Staples Distribution & Retail	3.7%
Specialized REITs	3.6%

Top Ten Holdings

Holdings	%
Bristol-Myers Squibb Co.	2.7%
Gilead Sciences, Inc.	1.6%
Altria Group, Inc.	1.5%
PACCAR, Inc.	1.2%
Cummins, Inc.	1.2%
Sysco Corp.	1.2%
Ford Motor Co.	1.1%
Diamondback Energy, Inc.	1.1%
Cardinal Health, Inc.	1.1%
Cognizant Technology Solutions Corp., Class A	1.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR ONEY

SPDR Russell 1000 Momentum Focus ETF

Semi-Annual Shareholder Report

December 31, 2024

ONEO

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Russell 1000 Momentum Focus ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Russell 1000 Momentum Focus ETF	$10	0.20%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$88,986,331
  Number of Portfolio Holdings916
  Portfolio Turnover Rate16%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Insurance	5.8%
Software	5.3%
Health Care Providers & Services	4.7%
Hotels, Restaurants & Leisure	4.4%
Machinery	3.8%
Specialty Retail	3.3%
Capital Markets	3.2%
Semiconductors & Semiconductor Equipment	3.1%
Electric Utilities	2.9%
Professional Services	2.9%

Top Ten Holdings

Holdings	%
McKesson Corp.	0.9%
Arch Capital Group Ltd.	0.7%
Cardinal Health, Inc.	0.7%
Delta Air Lines, Inc.	0.7%
United Airlines Holdings, Inc.	0.6%
First Citizens BancShares, Inc., Class A	0.6%
General Motors Co.	0.6%
Synchrony Financial	0.6%
Jabil, Inc.	0.6%
Hewlett Packard Enterprise Co.	0.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR ONEO

SPDR Russell 1000 Low Volatility Focus ETF

Semi-Annual Shareholder Report

December 31, 2024

ONEV

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Russell 1000 Low Volatility Focus ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Russell 1000 Low Volatility Focus ETF	$10	0.20%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$578,873,562
  Number of Portfolio Holdings432
  Portfolio Turnover Rate1%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Insurance	7.2%
Health Care Providers & Services	6.4%
Machinery	5.3%
Capital Markets	4.2%
Electric Utilities	3.9%
Professional Services	3.8%
Food Products	3.7%
Specialty Retail	3.2%
Multi-Utilities	3.2%
IT Services	3.2%

Top Ten Holdings

Holdings	%
Bristol-Myers Squibb Co.	1.5%
Cognizant Technology Solutions Corp., Class A	1.5%
Cardinal Health, Inc.	1.1%
Gilead Sciences, Inc.	0.9%
Arch Capital Group Ltd.	0.9%
O'Reilly Automotive, Inc.	0.7%
AutoZone, Inc.	0.7%
Electronic Arts, Inc.	0.7%
Cummins, Inc.	0.7%
Humana, Inc.	0.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR ONEV

SPDR S&P Kensho Clean Power ETF

Semi-Annual Shareholder Report

December 31, 2024

CNRG

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Kensho Clean Power ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Clean Power ETF	$23	0.45%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$157,794,391
  Number of Portfolio Holdings43
  Portfolio Turnover Rate24%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Electrical Equipment	36.1%
Semiconductors & Semiconductor Equipment	20.2%
Independent Power Producers & Energy Traders	13.0%
Electric Utilities	11.8%
Construction & Engineering	7.7%
Machinery	3.1%
Electronic Equipment, Instruments & Components	2.1%
Automobiles	2.0%
Diversified Consumer Services	2.0%
Building Products	1.8%

Top Ten Holdings

Holdings	%
Eos Energy Enterprises, Inc.	4.9%
Shoals Technologies Group, Inc., Class A	3.9%
Daqo New Energy Corp.ADR	3.5%
Array Technologies, Inc.	3.4%
ALLETE, Inc.	3.2%
NEXTracker, Inc., Class A	3.2%
NextEra Energy, Inc.	3.1%
GE Vernova, Inc.	3.1%
AES Corp.	3.1%
Constellation Energy Corp.	3.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR CNRG

SPDR S&P Kensho Intelligent Structures ETF

Semi-Annual Shareholder Report

December 31, 2024

SIMS

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Kensho Intelligent Structures ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Intelligent Structures ETF	$23	0.45%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$10,258,406
  Number of Portfolio Holdings47
  Portfolio Turnover Rate11%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Electrical Equipment	17.7%
Machinery	12.4%
Electronic Equipment, Instruments & Components	10.5%
Building Products	8.6%
Semiconductors & Semiconductor Equipment	6.7%
Software	6.5%
Commercial Services & Supplies	6.0%
Oil, Gas & Consumable Fuels	5.5%
Professional Services	3.6%
Diversified Consumer Services	3.0%

Top Ten Holdings

Holdings	%
Shoals Technologies Group, Inc., Class A	3.8%
Veralto Corp.	3.1%
Silicon Laboratories, Inc.	3.0%
Itron, Inc.	3.0%
Tetra Tech, Inc.	3.0%
Bloom Energy Corp., Class A	3.0%
Xylem, Inc.	3.0%
Johnson Controls International PLC	3.0%
ADT, Inc.	2.9%
Carrier Global Corp.	2.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SIMS

SPDR S&P Kensho Smart Mobility ETF

Semi-Annual Shareholder Report

December 31, 2024

HAIL

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Kensho Smart Mobility ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Smart Mobility ETF	$23	0.45%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$24,436,905
  Number of Portfolio Holdings74
  Portfolio Turnover Rate14%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Automobiles	20.0%
Auto Components	17.4%
Semiconductors & Semiconductor Equipment	15.9%
Electronic Equipment, Instruments & Components	9.6%
Machinery	7.5%
Aerospace & Defense	6.1%
Ground Transportation	5.6%
Electrical Equipment	5.3%
Software	3.5%
Communications Equipment	1.5%

Top Ten Holdings

Holdings	%
Red Cat Holdings, Inc.	3.0%
Ouster, Inc.	2.2%
Lucid Group, Inc.	2.1%
Hesai Group ADR	2.1%
Mobileye Global, Inc., Class A	2.0%
Honda Motor Co. Ltd. ADR	1.9%
Li Auto, Inc. ADR	1.8%
EHang Holdings Ltd. ADR	1.8%
Aptiv PLC	1.8%
General Motors Co.	1.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR HAIL

SPDR S&P Kensho Future Security ETF

Semi-Annual Shareholder Report

December 31, 2024

FITE

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Kensho Future Security ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Future Security ETF	$25	0.45%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$82,460,454
  Number of Portfolio Holdings67
  Portfolio Turnover Rate10%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Software	29.8%
Aerospace & Defense	29.3%
Electronic Equipment, Instruments & Components	10.8%
Communications Equipment	8.1%
Professional Services	7.3%
IT Services	4.7%
Semiconductors & Semiconductor Equipment	2.1%
Life Sciences Tools & Services	1.7%
Energy Equipment & Services	1.6%
Diversified Telecommunication Services	1.6%

Top Ten Holdings

Holdings	%
Red Cat Holdings, Inc.	3.0%
BlackBerry Ltd.	2.3%
Broadcom, Inc.	2.1%
Rocket Lab USA, Inc.	1.8%
Boeing Co.	1.8%
CyberArk Software Ltd.	1.7%
Planet Labs PBC	1.7%
Cisco Systems, Inc.	1.7%
Juniper Networks, Inc.	1.7%
AeroVironment, Inc.	1.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR FITE

SPDR S&P Kensho New Economies Composite ETF

Semi-Annual Shareholder Report

December 31, 2024

KOMP

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Kensho New Economies Composite ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho New Economies Composite ETF	$11	0.20%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,086,679,689
  Number of Portfolio Holdings447
  Portfolio Turnover Rate19%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Software	15.2%
Aerospace & Defense	11.7%
Electronic Equipment, Instruments & Components	7.6%
Health Care Equipment & Supplies	6.5%
Financial Services	5.9%
Semiconductors & Semiconductor Equipment	4.4%
Interactive Media & Services	4.1%
Consumer Finance	3.7%
Machinery	3.4%
Professional Services	3.1%

Top Ten Holdings

Holdings	%
Teledyne Technologies, Inc.	1.2%
Elbit Systems Ltd.	1.1%
Intuitive Machines, Inc.	1.1%
Parsons Corp.	1.0%
Red Cat Holdings, Inc.	1.0%
OSI Systems, Inc.	0.9%
LexinFintech Holdings Ltd.	0.9%
Bruker Corp.	0.9%
Leidos Holdings, Inc.	0.8%
Rocket Lab USA, Inc.	0.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR KOMP

SPDR S&P Kensho Final Frontiers ETF

Semi-Annual Shareholder Report

December 31, 2024

ROKT

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Kensho Final Frontiers ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Final Frontiers ETF	$26	0.45%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$19,881,680
  Number of Portfolio Holdings34
  Portfolio Turnover Rate10%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Aerospace & Defense	54.8%
Electronic Equipment, Instruments & Components	11.4%
Professional Services	6.8%
Energy Equipment & Services	6.3%
Machinery	5.3%
Industrial Conglomerates	4.0%
Diversified Telecommunication Services	3.8%
Semiconductors & Semiconductor Equipment	2.6%
Containers & Packaging	2.5%
Communications Equipment	2.4%

Top Ten Holdings

Holdings	%
Intuitive Machines, Inc.	6.2%
Rocket Lab USA, Inc.	4.4%
Boeing Co.	4.3%
RTX Corp.	4.0%
Hexcel Corp.	4.0%
Northrop Grumman Corp.	4.0%
Honeywell International, Inc.	4.0%
Teledyne Technologies, Inc.	3.9%
Lockheed Martin Corp.	3.9%
Oceaneering International, Inc.	3.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR ROKT

SPDR Portfolio S&P 500 ETF

Semi-Annual Shareholder Report

December 31, 2024

SPLG

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Portfolio S&P 500 ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 500 ETF	$1	0.02%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$53,583,444,173
  Number of Portfolio Holdings506
  Portfolio Turnover Rate2%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	11.5%
Software	10.4%
Technology Hardware, Storage & Peripherals	7.9%
Interactive Media & Services	6.6%
Financial Services	4.4%
Broadline Retail	4.2%
Banks	3.4%
Capital Markets	3.2%
Pharmaceuticals	3.1%
Oil, Gas & Consumable Fuels	2.9%

Top Ten Holdings

Holdings	%
Apple, Inc.	7.6%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.6%
Tesla, Inc.	2.3%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPLG

SPDR Portfolio S&P 400 Mid Cap ETF

Semi-Annual Shareholder Report

December 31, 2024

SPMD

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Portfolio S&P 400 Mid Cap ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 400 Mid Cap ETF	$2	0.03%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$12,042,829,698
  Number of Portfolio Holdings403
  Portfolio Turnover Rate8%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Banks	6.6%
Machinery	4.9%
Specialty Retail	4.8%
Insurance	4.6%
Oil, Gas & Consumable Fuels	3.9%
Capital Markets	3.8%
Software	3.7%
Hotels, Restaurants & Leisure	3.3%
Electronic Equipment, Instruments & Components	3.1%
Biotechnology	2.8%

Top Ten Holdings

Holdings	%
Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc., Class A	0.7%
Pure Storage, Inc., Class A	0.7%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Carlisle Cos., Inc.	0.6%
RB Global, Inc.	0.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPMD

SPDR S&P Bank ETF

Semi-Annual Shareholder Report

December 31, 2024

KBE

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Bank ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Bank ETF	$20	0.35%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,352,008,622
  Number of Portfolio Holdings98
  Portfolio Turnover Rate13%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Industry

Industry	%
Banks	82.6%
Financial Services	14.9%
Capital Markets	2.3%

Top Ten Holdings

Holdings	%
First Citizens BancShares, Inc., Class A	1.2%
Mr. Cooper Group, Inc.	1.2%
Equitable Holdings, Inc.	1.2%
Corebridge Financial, Inc.	1.2%
JPMorgan Chase & Co.	1.2%
Wells Fargo & Co.	1.2%
Essent Group Ltd.	1.2%
Citigroup, Inc.	1.2%
First Horizon Corp.	1.2%
Northern Trust Corp.	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR KBE

SPDR S&P Dividend ETF

Semi-Annual Shareholder Report

December 31, 2024

SDY

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Dividend ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Dividend ETF	$18	0.35%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$20,144,700,951
  Number of Portfolio Holdings136
  Portfolio Turnover Rate10%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Electric Utilities	9.2%
Machinery	6.8%
Household Products	5.7%
Chemicals	5.1%
Insurance	5.0%
Food Products	4.3%
Semiconductors & Semiconductor Equipment	3.9%
Oil, Gas & Consumable Fuels	3.8%
Consumer Staples Distribution & Retail	3.6%
Multi-Utilities	3.5%

Top Ten Holdings

Holdings	%
Chevron Corp.	2.2%
Realty Income Corp.	2.2%
Xcel Energy, Inc.	1.8%
Edison International	1.7%
WEC Energy Group, Inc.	1.7%
Kenvue, Inc.	1.7%
Kimberly-Clark Corp.	1.7%
International Business Machines Corp.	1.6%
AbbVie, Inc.	1.5%
Archer-Daniels-Midland Co.	1.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SDY

SPDR Portfolio S&P 600 Small Cap ETF

Semi-Annual Shareholder Report

December 31, 2024

SPSM

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Portfolio S&P 600 Small Cap ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 600 Small Cap ETF	$2	0.03%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$12,387,107,983
  Number of Portfolio Holdings610
  Portfolio Turnover Rate12%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Banks	9.2%
Machinery	4.2%
Specialty Retail	4.0%
Software	4.0%
Health Care Equipment & Supplies	3.8%
Electronic Equipment, Instruments & Components	3.4%
Semiconductors & Semiconductor Equipment	3.2%
Household Durables	3.2%
Health Care Providers & Services	2.7%
Capital Markets	2.7%

Top Ten Holdings

Holdings	%
Bath & Body Works, Inc.	0.6%
Glaukos Corp.	0.6%
Alaska Air Group, Inc.	0.6%
ATI, Inc.	0.6%
Robert Half, Inc.	0.5%
VF Corp.	0.5%
SPS Commerce, Inc.	0.5%
SPX Technologies, Inc.	0.5%
Qorvo, Inc.	0.5%
Jackson Financial, Inc., Class A	0.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPSM

SPDR Portfolio S&P 500 High Dividend ETF

Semi-Annual Shareholder Report

December 31, 2024

SPYD

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Portfolio S&P 500 High Dividend ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 500 High Dividend ETF	$4	0.07%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$6,648,127,739
  Number of Portfolio Holdings83
  Portfolio Turnover Rate13%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Electric Utilities	14.0%
Banks	11.6%
Retail REITs	6.5%
Food Products	6.3%
Residential REITs	6.3%
Oil, Gas & Consumable Fuels	5.7%
Capital Markets	5.0%
Specialized REITs	4.6%
Pharmaceuticals	3.9%
Health Care REITs	3.5%

Top Ten Holdings

Holdings	%
Kellanova	1.7%
Entergy Corp.	1.6%
Kinder Morgan, Inc.	1.6%
Williams Cos., Inc.	1.5%
Bristol-Myers Squibb Co.	1.5%
Gilead Sciences, Inc.	1.5%
Morgan Stanley	1.5%
ONEOK, Inc.	1.5%
Xcel Energy, Inc.	1.4%
International Business Machines Corp.	1.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPYD

SPDR Portfolio S&P 500 Growth ETF

Semi-Annual Shareholder Report

December 31, 2024

SPYG

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Portfolio S&P 500 Growth ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 500 Growth ETF	$2	0.04%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$34,048,002,552
  Number of Portfolio Holdings210
  Portfolio Turnover Rate22%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	17.7%
Software	13.1%
Interactive Media & Services	12.7%
Technology Hardware, Storage & Peripherals	6.9%
Financial Services	6.4%
Broadline Retail	4.7%
Automobiles	4.4%
Consumer Staples Distribution & Retail	2.6%
Pharmaceuticals	2.3%
Hotels, Restaurants & Leisure	2.3%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	12.7%
Apple, Inc.	6.7%
Microsoft Corp.	6.3%
Meta Platforms, Inc., Class A	4.9%
Amazon.com, Inc.	4.6%
Tesla, Inc.	4.4%
Alphabet, Inc., Class A	4.3%
Broadcom, Inc.	4.2%
Alphabet, Inc., Class C	3.5%
Eli Lilly & Co.	2.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPYG

SPDR Portfolio S&P Sector Neutral Dividend ETF

Semi-Annual Shareholder Report

December 31, 2024

SPDG

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Portfolio S&P Sector Neutral Dividend ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P Sector Neutral Dividend ETF	$3	0.05%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$8,278,741
  Number of Portfolio Holdings271
  Portfolio Turnover Rate4%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	19.1%
Diversified Telecommunication Services	7.3%
Banks	6.6%
Specialty Retail	6.0%
IT Services	5.1%
Capital Markets	4.9%
Pharmaceuticals	3.7%
Software	3.3%
Oil, Gas & Consumable Fuels	3.2%
Hotels, Restaurants & Leisure	3.2%

Top Ten Holdings

Holdings	%
Broadcom, Inc.	13.1%
Verizon Communications, Inc.	7.2%
Home Depot, Inc.	4.0%
Oracle Corp.	3.1%
Cisco Systems, Inc.	2.7%
Accenture PLC, Class A	2.6%
International Business Machines Corp.	2.5%
McDonald's Corp.	2.1%
QUALCOMM, Inc.	2.1%
Texas Instruments, Inc.	2.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPDG

SPDR Portfolio S&P 500 Value ETF

Semi-Annual Shareholder Report

December 31, 2024

SPYV

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Portfolio S&P 500 Value ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 500 Value ETF	$2	0.04%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$24,584,564,388
  Number of Portfolio Holdings403
  Portfolio Turnover Rate29%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Technology Hardware, Storage & Peripherals	9.1%
Software	7.5%
Banks	5.4%
Oil, Gas & Consumable Fuels	5.4%
Semiconductors & Semiconductor Equipment	4.7%
Capital Markets	4.7%
Health Care Providers & Services	4.1%
Pharmaceuticals	4.0%
Broadline Retail	3.6%
Health Care Equipment & Supplies	2.8%

Top Ten Holdings

Holdings	%
Apple, Inc.	8.5%
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.6%
Exxon Mobil Corp.	2.0%
UnitedHealth Group, Inc.	1.9%
Berkshire Hathaway, Inc., Class A	1.8%
Procter & Gamble Co.	1.6%
Johnson & Johnson	1.5%
Bank of America Corp.	1.2%
JPMorgan Chase & Co.	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPYV

SPDR Dow Jones REIT ETF

Semi-Annual Shareholder Report

December 31, 2024

RWR

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Dow Jones REIT ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Dow Jones REIT ETF	$13	0.25%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,828,796,358
  Number of Portfolio Holdings106
  Portfolio Turnover Rate7%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Industry

Industry	%
Specialized REITs	22.6%
Residential REITs	19.2%
Retail REITs	18.5%
Industrial REITs	14.1%
Health Care REITs	13.5%
Office REITs	5.0%
Hotel & Resort REITs	3.6%
Diversified REITs	2.7%

Top Ten Holdings

Holdings	%
Prologis, Inc.	9.4%
Equinix, Inc.	8.7%
Welltower, Inc.	4.6%
Simon Property Group, Inc.	4.5%
Realty Income Corp.	4.5%
Digital Realty Trust, Inc.	4.4%
Public Storage	4.3%
Extra Space Storage, Inc.	3.3%
AvalonBay Communities, Inc.	3.2%
Ventas, Inc.	2.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR RWR

SPDR Portfolio S&P 1500 Composite Stock Market ETF

Semi-Annual Shareholder Report

December 31, 2024

SPTM

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Portfolio S&P 1500 Composite Stock Market ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 1500 Composite Stock Market ETF	$2	0.03%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$9,725,121,033
  Number of Portfolio Holdings1,516
  Portfolio Turnover Rate1%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	10.7%
Software	9.9%
Technology Hardware, Storage & Peripherals	7.3%
Interactive Media & Services	6.1%
Financial Services	4.2%
Broadline Retail	3.9%
Banks	3.7%
Capital Markets	3.2%
Pharmaceuticals	2.9%
Oil, Gas & Consumable Fuels	2.9%

Top Ten Holdings

Holdings	%
Apple, Inc.	7.0%
NVIDIA Corp.	6.1%
Microsoft Corp.	5.8%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Alphabet, Inc., Class A	2.0%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class C	1.7%
Berkshire Hathaway, Inc., Class B	1.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPTM

SPDR S&P Homebuilders ETF

Semi-Annual Shareholder Report

December 31, 2024

XHB

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Homebuilders ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Homebuilders ETF	$18	0.35%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,849,860,055
  Number of Portfolio Holdings37
  Portfolio Turnover Rate9%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Industry

Industry	%
Homebuilding	48.9%
Building Products	37.2%
Home Improvement Retail	10.2%
Homefurnishing Retail	3.7%

Top Ten Holdings

Holdings	%
Williams-Sonoma, Inc.	3.6%
Johnson Controls International PLC	3.5%
A.O. Smith Corp.	3.5%
Allegion PLC	3.5%
Lennox International, Inc.	3.5%
Carrier Global Corp.	3.5%
NVR, Inc.	3.5%
Home Depot, Inc.	3.5%
Trane Technologies PLC	3.5%
Lowe's Cos., Inc.	3.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XHB

SPDR S&P Biotech ETF

Semi-Annual Shareholder Report

December 31, 2024

XBI

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Biotech ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Biotech ETF	$17	0.35%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$6,330,687,415
  Number of Portfolio Holdings144
  Portfolio Turnover Rate24%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Industry

Industry	%
Biotechnology	99.9%
Pharmaceuticals	0.1%

Top Ten Holdings

Holdings	%
Neurocrine Biosciences, Inc.	2.6%
AbbVie, Inc.	2.4%
Gilead Sciences, Inc.	2.4%
BioMarin Pharmaceutical, Inc.	2.4%
United Therapeutics Corp.	2.3%
Biogen, Inc.	2.3%
Moderna, Inc.	2.3%
Sarepta Therapeutics, Inc.	2.3%
Amgen, Inc.	2.3%
Incyte Corp.	2.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XBI

SPDR S&P Aerospace & Defense ETF

Semi-Annual Shareholder Report

December 31, 2024

XAR

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Aerospace & Defense ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Aerospace & Defense ETF	$19	0.35%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,644,815,668
  Number of Portfolio Holdings36
  Portfolio Turnover Rate16%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Industry

Industry	%
Aerospace & Defense	99.8%

Top Ten Holdings

Holdings	%
Rocket Lab USA, Inc.	4.8%
Boeing Co.	4.7%
TransDigm Group, Inc.	4.5%
AeroVironment, Inc.	4.4%
General Dynamics Corp.	4.4%
RTX Corp.	4.4%
General Electric Co.	4.3%
Northrop Grumman Corp.	4.3%
Huntington Ingalls Industries, Inc.	4.3%
Lockheed Martin Corp.	4.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XAR

SPDR S&P Oil & Gas Exploration & Production ETF

Semi-Annual Shareholder Report

December 31, 2024

XOP

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Oil & Gas Exploration & Production ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Oil & Gas Exploration & Production ETF	$17	0.35%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,203,790,102
  Number of Portfolio Holdings56
  Portfolio Turnover Rate19%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Industry

Industry	%
Oil, Gas & Consumable Fuels	99.8%

Top Ten Holdings

Holdings	%
Antero Resources Corp.	3.1%
APA Corp.	3.0%
Occidental Petroleum Corp.	2.9%
EQT Corp.	2.9%
Coterra Energy, Inc.	2.9%
Range Resources Corp.	2.9%
Diamondback Energy, Inc.	2.9%
Expand Energy Corp.	2.9%
Matador Resources Co.	2.8%
Chord Energy Corp.	2.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XOP

SPDR S&P Regional Banking ETF

Semi-Annual Shareholder Report

December 31, 2024

KRE

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Regional Banking ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Regional Banking ETF	$20	0.35%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$5,085,364,579
  Number of Portfolio Holdings145
  Portfolio Turnover Rate24%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Industry

Industry	%
Banks	99.7%

Top Ten Holdings

Holdings	%
Truist Financial Corp.	4.2%
Citizens Financial Group, Inc.	4.2%
Huntington Bancshares, Inc.	4.1%
M&T Bank Corp.	4.1%
Regions Financial Corp.	4.1%
First Horizon Corp.	3.6%
Western Alliance Bancorp	3.4%
Zions Bancorp NA	2.4%
East West Bancorp, Inc.	2.3%
Synovus Financial Corp.	2.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR KRE

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the report to shareholders filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
December 31, 2024
SPDR® Series Trust - Equity Funds
SPDR MSCI USA Climate Paris Aligned ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Yield Focus ETF
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 500 ESG ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
SPDR S&P SmallCap 600 ESG ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding  Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.2%
Axon Enterprise, Inc. (a)	7	$4,160
AUTOMOBILES — 5.0%
Rivian Automotive, Inc. Class A (a)	742	9,869
Tesla, Inc. (a)	291	117,517
		127,386
BANKS — 1.6%
Bank of America Corp.	8	352
JPMorgan Chase & Co.	135	32,361
M&T Bank Corp.	10	1,880
Wells Fargo & Co.	96	6,743
		41,336
BEVERAGES — 0.3%
Brown-Forman Corp. Class B	63	2,393
Constellation Brands, Inc. Class A	3	663
Keurig Dr. Pepper, Inc.	63	2,023
Monster Beverage Corp. (a)	61	3,206
		8,285
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	85	15,105
Alnylam Pharmaceuticals, Inc. (a)	11	2,588
Amgen, Inc.	25	6,516
Biogen, Inc. (a)	9	1,376
BioMarin Pharmaceutical, Inc. (a)	21	1,380
Exact Sciences Corp. (a)	9	506
Gilead Sciences, Inc.	9	831
Incyte Corp. (a)	14	967
Moderna, Inc. (a)	4	166
Neurocrine Biosciences, Inc. (a)	8	1,092
Regeneron Pharmaceuticals, Inc. (a)	6	4,274
Vertex Pharmaceuticals, Inc. (a)	15	6,041
		40,842
BROADLINE RETAIL — 4.3%
Amazon.com, Inc. (a)	450	98,726
eBay, Inc.	77	4,770
MercadoLibre, Inc. (a)	3	5,101
		108,597
BUILDING PRODUCTS — 0.1%
Allegion PLC	19	2,483
CAPITAL MARKETS — 4.0%
Ameriprise Financial, Inc.	2	1,065
Bank of New York Mellon Corp.	67	5,148
Blackrock, Inc.	3	3,075
Blackstone, Inc.	34	5,862
Cboe Global Markets, Inc.	14	2,736
Charles Schwab Corp.	132	9,769
CME Group, Inc.	34	7,896
Coinbase Global, Inc. Class A (a)	1	248
FactSet Research Systems, Inc.	5	2,401
Intercontinental Exchange, Inc.	45	6,706
KKR & Co., Inc.	32	4,733
Security Description	Shares	Value
MarketAxess Holdings, Inc.	7	$1,582
Moody's Corp.	39	18,461
Nasdaq, Inc.	74	5,721
Northern Trust Corp.	23	2,358
S&P Global, Inc.	38	18,925
SEI Investments Co.	34	2,804
T. Rowe Price Group, Inc.	24	2,714
Tradeweb Markets, Inc. Class A	5	655
		102,859
CHEMICALS — 1.9%
Ecolab, Inc.	16	3,749
Sherwin-Williams Co.	129	43,851
		47,600
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Cintas Corp.	21	3,837
Copart, Inc. (a)	78	4,476
Rollins, Inc.	62	2,874
Veralto Corp.	47	4,787
Waste Management, Inc.	5	1,009
		16,983
COMMUNICATIONS EQUIPMENT — 1.6%
Arista Networks, Inc. (a)	20	2,211
Cisco Systems, Inc.	367	21,726
F5, Inc. (a)	18	4,526
Motorola Solutions, Inc.	26	12,018
		40,481
CONSTRUCTION & ENGINEERING — 0.5%
AECOM	130	13,887
CONSUMER FINANCE — 0.5%
American Express Co.	34	10,091
Discover Financial Services	12	2,079
		12,170
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (b)
Verizon Communications, Inc.	15	600
ELECTRIC UTILITIES — 1.2%
Edison International	375	29,940
ELECTRICAL EQUIPMENT — 1.0%
AMETEK, Inc.	71	12,798
Rockwell Automation, Inc.	40	11,432
		24,230
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Trimble, Inc. (a)	50	3,533
ENTERTAINMENT — 1.4%
Liberty Media Corp.-Liberty Formula One Class C (a)	26	2,409
Netflix, Inc. (a)	24	21,392
Take-Two Interactive Software, Inc. (a)	4	736
Walt Disney Co.	99	11,024
		35,561

See accompanying notes to financial statements.
1

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
FINANCIAL SERVICES — 4.4%
Apollo Global Management, Inc.	33	$5,450
Block, Inc. (a)	9	765
Fiserv, Inc. (a)	12	2,465
Mastercard, Inc. Class A	88	46,338
PayPal Holdings, Inc. (a)	61	5,206
Visa, Inc. Class A	167	52,779
		113,003
FOOD PRODUCTS — 0.3%
Hershey Co.	40	6,774
GROUND TRANSPORTATION — 0.5%
CSX Corp.	10	322
Old Dominion Freight Line, Inc.	22	3,881
Uber Technologies, Inc. (a)	75	4,524
Union Pacific Corp.	20	4,561
		13,288
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Align Technology, Inc. (a)	4	834
Becton Dickinson & Co.	11	2,496
Boston Scientific Corp. (a)	79	7,056
Cooper Cos., Inc. (a)	26	2,390
Dexcom, Inc. (a)	28	2,178
Edwards Lifesciences Corp. (a)	70	5,182
Hologic, Inc. (a)	28	2,019
IDEXX Laboratories, Inc. (a)	8	3,307
Insulet Corp. (a)	5	1,305
Intuitive Surgical, Inc. (a)	18	9,395
ResMed, Inc.	11	2,516
Stryker Corp.	22	7,921
Teleflex, Inc.	5	890
Zimmer Biomet Holdings, Inc.	17	1,796
		49,285
HEALTH CARE PROVIDERS & SERVICES — 1.0%
Labcorp Holdings, Inc.	2	459
UnitedHealth Group, Inc.	51	25,799
		26,258
HEALTH CARE REITs — 0.4%
Healthpeak Properties, Inc. REIT	528	10,703
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	9	1,892
HOTELS, RESTAURANTS & LEISURE — 1.8%
Airbnb, Inc. Class A (a)	44	5,782
Chipotle Mexican Grill, Inc. (a)	70	4,221
Hilton Worldwide Holdings, Inc.	4	989
McDonald's Corp.	81	23,481
Starbucks Corp.	69	6,296
Yum! Brands, Inc.	30	4,025
		44,794
HOUSEHOLD DURABLES — 0.2%
Garmin Ltd.	30	6,188
HOUSEHOLD PRODUCTS — 0.2%
Church & Dwight Co., Inc.	50	5,236
Security Description	Shares	Value
INDUSTRIAL REITs — 0.7%
Prologis, Inc. REIT	164	$17,335
INSURANCE — 3.5%
Aflac, Inc.	128	13,240
Allstate Corp.	19	3,663
American Financial Group, Inc.	29	3,971
Aon PLC Class A	12	4,310
Arch Capital Group Ltd.	60	5,541
Arthur J Gallagher & Co.	9	2,555
Brown & Brown, Inc.	51	5,203
Chubb Ltd.	34	9,394
Cincinnati Financial Corp.	25	3,593
Erie Indemnity Co. Class A	6	2,473
Hartford Financial Services Group, Inc.	29	3,173
Markel Group, Inc. (a)	2	3,453
Marsh & McLennan Cos., Inc.	49	10,408
MetLife, Inc.	40	3,275
Progressive Corp.	35	8,386
Travelers Cos., Inc.	7	1,686
W.R. Berkley Corp.	39	2,282
Willis Towers Watson PLC	11	3,446
		90,052
INTERACTIVE MEDIA & SERVICES — 6.4%
Alphabet, Inc. Class A	172	32,559
Alphabet, Inc. Class C	331	63,036
Match Group, Inc. (a)	15	491
Meta Platforms, Inc. Class A	112	65,577
Pinterest, Inc. Class A (a)	20	580
Snap, Inc. Class A (a)	39	420
		162,663
IT SERVICES — 2.0%
Accenture PLC Class A	41	14,423
International Business Machines Corp.	151	33,194
MongoDB, Inc. (a)	1	233
Okta, Inc. (a)	8	630
Snowflake, Inc. Class A (a)	5	772
VeriSign, Inc. (a)	13	2,691
		51,943
LIFE SCIENCES TOOLS & SERVICES — 2.2%
Agilent Technologies, Inc.	19	2,552
Avantor, Inc. (a)	33	695
Bio-Rad Laboratories, Inc. Class A (a)	3	986
Bio-Techne Corp.	11	792
Danaher Corp.	55	12,625
Illumina, Inc. (a)	11	1,470
IQVIA Holdings, Inc. (a)	11	2,162
Mettler-Toledo International, Inc. (a)	6	7,342
Revvity, Inc.	27	3,014
Thermo Fisher Scientific, Inc.	25	13,006
Waters Corp. (a)	13	4,823
West Pharmaceutical Services, Inc.	18	5,896
		55,363

See accompanying notes to financial statements.
2

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
MACHINERY — 1.8%
Fortive Corp.	122	$9,150
Graco, Inc.	31	2,613
IDEX Corp.	28	5,860
Ingersoll Rand, Inc.	10	904
Xylem, Inc.	236	27,381
		45,908
MEDIA — 0.4%
Charter Communications, Inc. Class A (a)	8	2,742
Comcast Corp. Class A	141	5,292
Fox Corp. Class A	22	1,069
Fox Corp. Class B	18	823
Trade Desk, Inc. Class A (a)	11	1,293
		11,219
METALS & MINING — 0.1%
Newmont Corp.	58	2,159
OFFICE REITs — 0.4%
BXP, Inc. REIT	145	10,782
PERSONAL CARE PRODUCTS — 0.0% (b)
Estee Lauder Cos., Inc. Class A	13	975
PHARMACEUTICALS — 4.4%
Bristol-Myers Squibb Co.	157	8,880
Eli Lilly & Co.	55	42,460
Johnson & Johnson	152	21,982
Merck & Co., Inc.	171	17,011
Pfizer, Inc.	238	6,314
Royalty Pharma PLC Class A	118	3,010
Zoetis, Inc.	76	12,383
		112,040
PROFESSIONAL SERVICES — 0.5%
Automatic Data Processing, Inc.	8	2,342
Booz Allen Hamilton Holding Corp.	6	772
Equifax, Inc.	10	2,549
Paychex, Inc.	27	3,786
Paycom Software, Inc.	1	205
TransUnion	3	278
Verisk Analytics, Inc.	14	3,856
		13,788
RESIDENTIAL REITs — 1.0%
AvalonBay Communities, Inc. REIT	51	11,219
Equity Residential REIT	36	2,583
Essex Property Trust, Inc. REIT	37	10,561
		24,363
RETAIL REITs — 0.1%
Simon Property Group, Inc. REIT	20	3,444
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.9%
Advanced Micro Devices, Inc. (a)	133	16,065
Analog Devices, Inc.	74	15,722
Broadcom, Inc.	215	49,846
Enphase Energy, Inc. (a)	131	8,997
First Solar, Inc. (a)	99	17,448
Security Description	Shares	Value
Intel Corp.	291	$5,834
KLA Corp.	9	5,671
Marvell Technology, Inc.	86	9,499
Monolithic Power Systems, Inc.	3	1,775
NVIDIA Corp.	1,545	207,478
Texas Instruments, Inc.	81	15,188
		353,523
SOFTWARE — 11.5%
Adobe, Inc. (a)	28	12,451
ANSYS, Inc. (a)	5	1,687
Autodesk, Inc. (a)	22	6,503
Fortinet, Inc. (a)	35	3,307
HubSpot, Inc. (a)	1	697
Intuit, Inc.	23	14,455
Microsoft Corp.	404	170,286
Oracle Corp.	111	18,497
Palo Alto Networks, Inc. (a)	8	1,456
Roper Technologies, Inc.	7	3,639
Salesforce, Inc.	65	21,731
ServiceNow, Inc. (a)	28	29,683
Synopsys, Inc. (a)	10	4,854
Tyler Technologies, Inc. (a)	2	1,153
Workday, Inc. Class A (a)	8	2,064
Zoom Communications, Inc. (a)	7	571
		293,034
SPECIALIZED REITs — 4.6%
American Tower Corp. REIT	24	4,402
Digital Realty Trust, Inc. REIT	303	53,731
Equinix, Inc. REIT	62	58,459
		116,592
SPECIALTY RETAIL — 1.0%
Home Depot, Inc.	57	22,172
Ulta Beauty, Inc. (a)	5	2,175
		24,347
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.5%
Apple, Inc.	766	191,822
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Lululemon Athletica, Inc. (a)	8	3,059
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	70	5,034
WATER UTILITIES — 0.5%
American Water Works Co., Inc.	101	12,573
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile U.S., Inc.	6	1,324
TOTAL COMMON STOCKS (Cost $2,252,962)		2,541,696

See accompanying notes to financial statements.
3

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d) (Cost $5,874)	5,874	$5,874
TOTAL INVESTMENTS — 99.9% (Cost $2,258,836)		2,547,570
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,807
NET ASSETS — 100.0%		$2,549,377

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,541,696	$—	$—	$2,541,696
Short-Term Investment	5,874	—	—	5,874
TOTAL INVESTMENTS	$2,547,570	$—	$—	$2,547,570

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,745	$7,747	$28,397	$36,145	$1	$—	—	$—	$51
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	136,028	130,154	—	—	5,874	5,874	149
Total		$7,747	$164,425	$166,299	$1	$—		$5,874	$200
See accompanying notes to financial statements.
4

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.0%
BWX Technologies, Inc.	7,860	$875,525
Curtiss-Wright Corp.	2,442	866,593
Huntington Ingalls Industries, Inc.	7,430	1,404,047
Northrop Grumman Corp.	3,308	1,552,411
Textron, Inc.	13,112	1,002,937
Woodward, Inc.	1,502	249,963
		5,951,476
AIR FREIGHT & LOGISTICS — 0.8%
CH Robinson Worldwide, Inc.	6,126	632,938
Expeditors International of Washington, Inc.	19,092	2,114,821
FedEx Corp.	5,546	1,560,256
GXO Logistics, Inc. (a)	8,911	387,629
		4,695,644
AIRLINES — 0.5%
Alaska Air Group, Inc. (a)	8,638	559,311
Southwest Airlines Co.	68,020	2,286,832
		2,846,143
AUTO COMPONENTS — 0.7%
BorgWarner, Inc.	50,319	1,599,641
Gentex Corp.	51,072	1,467,298
Lear Corp.	8,501	805,045
		3,871,984
AUTOMOBILES — 0.0% (b)
Harley-Davidson, Inc.	6,258	188,554
BANKS — 0.4%
Bank OZK	6,224	277,155
Commerce Bancshares, Inc.	6,168	384,328
First Citizens BancShares, Inc. Class A	446	942,407
First Hawaiian, Inc.	4,827	125,261
Prosperity Bancshares, Inc.	4,370	329,279
		2,058,430
BEVERAGES — 0.7%
Boston Beer Co., Inc. Class A (a)	685	205,486
Brown-Forman Corp. Class A (c)	2,566	96,713
Brown-Forman Corp. Class B	8,548	324,653
Coca-Cola Consolidated, Inc.	612	771,114
Molson Coors Beverage Co. Class B	24,727	1,417,352
Monster Beverage Corp. (a)	19,258	1,012,200
		3,827,518
BIOTECHNOLOGY — 2.2%
Exelixis, Inc. (a)	32,462	1,080,985
Gilead Sciences, Inc.	57,543	5,315,247
Incyte Corp. (a)	31,504	2,175,981
Neurocrine Biosciences, Inc. (a)	5,453	744,334
United Therapeutics Corp. (a)	9,606	3,389,381
		12,705,928
Security Description	Shares	Value
BROADLINE RETAIL — 0.7%
eBay, Inc.	62,342	$3,862,087
Ollie's Bargain Outlet Holdings, Inc. (a)	2,283	250,513
		4,112,600
BUILDING PRODUCTS — 1.7%
A.O. Smith Corp.	20,821	1,420,200
AAON, Inc.	5,209	612,995
Allegion PLC	9,765	1,276,090
Armstrong World Industries, Inc.	4,356	615,634
Carlisle Cos., Inc.	2,646	975,951
Fortune Brands Innovations, Inc.	6,669	455,693
Lennox International, Inc.	1,608	979,754
Masco Corp.	25,040	1,817,153
Owens Corning	6,379	1,086,471
Simpson Manufacturing Co., Inc.	5,201	862,482
		10,102,423
CAPITAL MARKETS — 4.2%
Affiliated Managers Group, Inc.	7,028	1,299,618
Cboe Global Markets, Inc.	19,699	3,849,185
Evercore, Inc. Class A	2,834	785,556
FactSet Research Systems, Inc.	5,948	2,856,705
Franklin Resources, Inc.	17,560	356,292
Houlihan Lokey, Inc.	9,963	1,730,175
Interactive Brokers Group, Inc. Class A	3,979	702,970
Janus Henderson Group PLC	21,344	907,760
LPL Financial Holdings, Inc.	3,235	1,056,260
MarketAxess Holdings, Inc.	4,197	948,690
Morningstar, Inc.	1,086	365,721
MSCI, Inc.	3,153	1,891,832
Nasdaq, Inc.	13,851	1,070,821
SEI Investments Co.	22,166	1,828,252
T. Rowe Price Group, Inc.	30,627	3,463,607
Tradeweb Markets, Inc. Class A	7,518	984,257
Virtu Financial, Inc. Class A	5,583	199,201
		24,296,902
CHEMICALS — 1.6%
Ashland, Inc.	5,147	367,805
Axalta Coating Systems Ltd. (a)	12,348	422,549
Celanese Corp.	10,718	741,793
CF Industries Holdings, Inc.	13,716	1,170,249
Corteva, Inc.	16,043	913,809
Eastman Chemical Co.	12,566	1,147,527
Element Solutions, Inc.	12,003	305,236
FMC Corp.	4,547	221,030
Huntsman Corp.	13,947	251,464
NewMarket Corp.	1,491	787,770
PPG Industries, Inc.	10,470	1,250,642
RPM International, Inc.	10,684	1,314,773
Westlake Corp.	1,193	136,777
		9,031,424
COMMERCIAL SERVICES & SUPPLIES — 0.6%
MSA Safety, Inc.	1,746	289,434

See accompanying notes to financial statements.
5

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Republic Services, Inc.	5,301	$1,066,455
Rollins, Inc.	25,077	1,162,319
Tetra Tech, Inc.	9,816	391,069
Vestis Corp.	27,681	421,859
		3,331,136
COMMUNICATIONS EQUIPMENT — 1.1%
Ciena Corp. (a)	11,757	997,111
F5, Inc. (a)	12,804	3,219,822
Juniper Networks, Inc.	65,550	2,454,848
		6,671,781
CONSTRUCTION & ENGINEERING — 0.9%
AECOM	10,985	1,173,418
Comfort Systems USA, Inc.	1,671	708,604
EMCOR Group, Inc.	3,826	1,736,621
Everus Construction Group, Inc. (a)	5,732	376,879
Valmont Industries, Inc.	2,368	726,195
WillScot Holdings Corp. (a)	6,428	215,017
		4,936,734
CONSTRUCTION MATERIALS — 0.6%
CRH PLC	17,930	1,658,883
Eagle Materials, Inc.	3,316	818,256
Vulcan Materials Co.	3,042	782,494
		3,259,633
CONSUMER FINANCE — 0.2%
Credit Acceptance Corp. (a)	344	161,494
Synchrony Financial	13,856	900,640
		1,062,134
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.1%
Albertsons Cos., Inc. Class A	60,696	1,192,069
BJ's Wholesale Club Holdings, Inc. (a)	23,236	2,076,137
Casey's General Stores, Inc.	8,040	3,185,689
Dollar General Corp.	25,570	1,938,717
Dollar Tree, Inc. (a)	17,994	1,348,470
Grocery Outlet Holding Corp. (a)	21,201	330,948
Kroger Co.	58,586	3,582,534
Sysco Corp.	18,185	1,390,425
Target Corp.	18,622	2,517,322
Walgreens Boots Alliance, Inc.	36,787	343,223
		17,905,534
CONTAINERS & PACKAGING — 2.3%
Amcor PLC	207,472	1,952,312
AptarGroup, Inc.	7,934	1,246,431
Ardagh Group SA (a) (c)	1,132	8,518
Avery Dennison Corp.	5,118	957,731
Ball Corp.	12,931	712,886
Berry Global Group, Inc.	11,629	752,047
Crown Holdings, Inc.	9,905	819,045
Graphic Packaging Holding Co.	34,958	949,459
International Paper Co.	49,496	2,663,875
Packaging Corp. of America	8,135	1,831,433
Sealed Air Corp.	3,658	123,750
Security Description	Shares	Value
Silgan Holdings, Inc.	11,320	$589,206
Sonoco Products Co.	16,361	799,235
		13,405,928
DISTRIBUTORS — 1.0%
Genuine Parts Co.	26,656	3,112,355
LKQ Corp.	21,035	773,036
Pool Corp.	6,360	2,168,378
		6,053,769
DIVERSIFIED CONSUMER SERVICES — 0.8%
Bright Horizons Family Solutions, Inc. (a)	2,180	241,653
Grand Canyon Education, Inc. (a)	6,410	1,049,958
H&R Block, Inc.	30,581	1,615,900
Service Corp. International	21,325	1,702,162
		4,609,673
DIVERSIFIED REITs — 0.2%
WP Carey, Inc. REIT	22,609	1,231,738
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Frontier Communications Parent, Inc. (a)	18,350	636,745
GCI Liberty, Inc. (a) (d)	10,520	—
Iridium Communications, Inc.	7,845	227,662
Liberty Global Ltd. Class A (a)	28,272	360,751
Liberty Global Ltd. Class C (a)	37,638	494,563
		1,719,721
ELECTRIC UTILITIES — 3.9%
Alliant Energy Corp.	20,601	1,218,343
American Electric Power Co., Inc.	17,833	1,644,738
Edison International	18,102	1,445,264
Entergy Corp.	43,025	3,262,155
Evergy, Inc.	30,716	1,890,570
Eversource Energy	12,812	735,793
Exelon Corp.	55,258	2,079,911
FirstEnergy Corp.	27,734	1,103,259
IDACORP, Inc.	7,097	775,560
NRG Energy, Inc.	8,388	756,765
OGE Energy Corp.	38,114	1,572,202
Pinnacle West Capital Corp. (c)	15,905	1,348,267
PPL Corp.	45,180	1,466,543
Xcel Energy, Inc.	46,155	3,116,386
		22,415,756
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	3,102	906,187
AMETEK, Inc.	6,204	1,118,333
Rockwell Automation, Inc.	5,344	1,527,262
Sensata Technologies Holding PLC	3,526	96,612
		3,648,394
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
Arrow Electronics, Inc. (a)	4,310	487,547
Cognex Corp.	5,385	193,106
Crane NXT Co.	6,142	357,587

See accompanying notes to financial statements.
6

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Hubbell, Inc.	1,726	$723,004
IPG Photonics Corp. (a)	5,215	379,235
Jabil, Inc.	21,009	3,023,195
Keysight Technologies, Inc. (a)	13,721	2,204,004
Littelfuse, Inc.	1,517	357,481
TD SYNNEX Corp.	6,081	713,180
Teledyne Technologies, Inc. (a)	1,087	504,509
Vontier Corp.	16,163	589,465
		9,532,313
ENTERTAINMENT — 1.0%
Electronic Arts, Inc.	29,233	4,276,788
Liberty Media Corp.-Liberty Formula One Class C (a)	7,407	686,333
Madison Square Garden Sports Corp. (a)	2,896	653,569
		5,616,690
FINANCIAL SERVICES — 0.9%
Corpay, Inc. (a)	4,020	1,360,448
Euronet Worldwide, Inc. (a)	2,520	259,157
Jack Henry & Associates, Inc.	7,551	1,323,690
MGIC Investment Corp.	44,835	1,063,038
Voya Financial, Inc.	5,394	371,269
Western Union Co.	74,138	785,863
		5,163,465
FOOD PRODUCTS — 3.7%
Archer-Daniels-Midland Co.	63,904	3,228,430
Bunge Global SA	11,460	891,130
Campbell's Co.	26,740	1,119,871
Conagra Brands, Inc.	44,843	1,244,393
Flowers Foods, Inc.	33,546	693,060
General Mills, Inc.	32,769	2,089,679
Hershey Co.	9,191	1,556,496
Hormel Foods Corp.	23,314	731,360
Ingredion, Inc.	14,385	1,978,801
J.M. Smucker Co.	12,504	1,376,941
Kellanova	29,210	2,365,134
Kraft Heinz Co.	30,951	950,505
McCormick & Co., Inc.	14,907	1,136,510
Pilgrim's Pride Corp. (a)	2,577	116,970
Post Holdings, Inc. (a)	7,080	810,377
Seaboard Corp.	58	140,920
Tyson Foods, Inc. Class A	14,426	828,629
		21,259,206
GAS UTILITIES — 1.0%
Atmos Energy Corp.	26,768	3,727,980
MDU Resources Group, Inc.	22,757	410,081
National Fuel Gas Co.	19,950	1,210,566
UGI Corp.	24,413	689,179
		6,037,806
GROUND TRANSPORTATION — 1.3%
CSX Corp.	45,569	1,470,511
JB Hunt Transport Services, Inc.	8,491	1,449,074
Security Description	Shares	Value
Knight-Swift Transportation Holdings, Inc.	18,049	$957,319
Landstar System, Inc.	7,831	1,345,836
Old Dominion Freight Line, Inc.	4,935	870,534
Ryder System, Inc.	3,022	474,031
Schneider National, Inc. Class B (c)	10,238	299,769
U-Haul Holding Co. (a) (c) (e)	1,414	97,693
U-Haul Holding Co. (e)	7,516	481,400
		7,446,167
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Baxter International, Inc.	29,309	854,650
Cooper Cos., Inc. (a)	8,850	813,581
Dentsply Sirona, Inc.	19,470	369,541
Envista Holdings Corp. (a)	10,545	203,413
GE HealthCare Technologies, Inc.	35,570	2,780,863
Hologic, Inc. (a)	16,283	1,173,841
Solventum Corp. (a)	30,416	2,009,281
STERIS PLC	5,300	1,089,468
Teleflex, Inc.	3,466	616,879
Zimmer Biomet Holdings, Inc.	12,826	1,354,810
		11,266,327
HEALTH CARE PROVIDERS & SERVICES — 6.4%
Amedisys, Inc. (a)	2,533	229,971
Cardinal Health, Inc.	53,470	6,323,897
Cencora, Inc.	16,555	3,719,577
Centene Corp. (a)	65,449	3,964,901
Chemed Corp.	3,255	1,724,499
CVS Health Corp.	32,329	1,451,249
DaVita, Inc. (a)	7,946	1,188,324
Encompass Health Corp.	15,823	1,461,254
Henry Schein, Inc. (a)	6,059	419,283
Humana, Inc.	16,010	4,061,897
Labcorp Holdings, Inc.	13,875	3,181,815
McKesson Corp.	6,969	3,971,703
Molina Healthcare, Inc. (a)	6,328	1,841,764
Premier, Inc. Class A	26,103	553,384
Quest Diagnostics, Inc.	14,913	2,249,775
Universal Health Services, Inc. Class B	5,474	982,145
		37,325,438
HOTEL & RESORT REITs — 0.2%
Host Hotels & Resorts, Inc. REIT	57,067	999,814
HOTELS, RESTAURANTS & LEISURE — 1.0%
Choice Hotels International, Inc.	3,009	427,218
Domino's Pizza, Inc.	2,469	1,036,387
Texas Roadhouse, Inc.	3,696	666,869
Travel & Leisure Co.	2,620	132,179
Vail Resorts, Inc.	5,839	1,094,521
Wyndham Hotels & Resorts, Inc.	2,871	289,368
Yum! Brands, Inc.	14,620	1,961,419
		5,607,961
HOUSEHOLD DURABLES — 1.8%
DR Horton, Inc.	11,940	1,669,451

See accompanying notes to financial statements.
7

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Garmin Ltd.	14,521	$2,995,101
Leggett & Platt, Inc.	21,483	206,237
Newell Brands, Inc.	51,191	509,862
NVR, Inc. (a)	280	2,290,092
PulteGroup, Inc.	13,041	1,420,165
SharkNinja, Inc. (a)	3,695	359,745
Whirlpool Corp. (c)	8,195	938,164
		10,388,817
HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	11,833	1,239,034
Clorox Co.	10,987	1,784,399
Colgate-Palmolive Co.	16,709	1,519,015
Kimberly-Clark Corp.	19,258	2,523,568
Reynolds Consumer Products, Inc.	11,606	313,246
		7,379,262
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
AES Corp.	18,005	231,724
Brookfield Renewable Corp. (c)	5,270	145,768
Clearway Energy, Inc. Class A	3,539	86,529
Clearway Energy, Inc. Class C	7,813	203,138
Vistra Corp.	10,699	1,475,071
		2,142,230
INDUSTRIAL REITs — 0.4%
EastGroup Properties, Inc. REIT	4,316	692,675
First Industrial Realty Trust, Inc. REIT	19,906	997,887
STAG Industrial, Inc. REIT	13,440	454,541
		2,145,103
INSURANCE — 7.2%
American Financial Group, Inc.	3,429	469,533
Aon PLC Class A	8,975	3,223,461
Arch Capital Group Ltd.	56,379	5,206,601
Assurant, Inc.	5,017	1,069,725
Assured Guaranty Ltd.	5,659	509,366
Axis Capital Holdings Ltd.	6,972	617,859
Brown & Brown, Inc.	18,039	1,840,339
Cincinnati Financial Corp.	28,104	4,038,545
CNA Financial Corp.	2,485	120,199
Everest Group Ltd.	9,445	3,423,435
First American Financial Corp.	3,840	239,770
Globe Life, Inc.	14,882	1,659,641
Hanover Insurance Group, Inc.	1,548	239,414
Hartford Financial Services Group, Inc.	13,978	1,529,193
Kinsale Capital Group, Inc.	2,127	989,331
Loews Corp.	15,780	1,336,408
Markel Group, Inc. (a)	1,661	2,867,268
Old Republic International Corp.	28,406	1,028,013
Primerica, Inc.	4,448	1,207,276
RenaissanceRe Holdings Ltd.	11,405	2,837,678
RLI Corp.	9,093	1,498,799
Travelers Cos., Inc.	8,501	2,047,806
W.R. Berkley Corp.	38,781	2,269,464
Security Description	Shares	Value
Willis Towers Watson PLC	5,140	$1,610,053
		41,879,177
IT SERVICES — 3.2%
Akamai Technologies, Inc. (a)	19,988	1,911,852
Amdocs Ltd.	25,225	2,147,657
Cognizant Technology Solutions Corp. Class A	109,307	8,405,708
GoDaddy, Inc. Class A (a)	10,322	2,037,253
VeriSign, Inc. (a)	19,047	3,941,967
		18,444,437
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Brunswick Corp.	4,328	279,935
Mattel, Inc. (a)	60,672	1,075,715
Polaris, Inc.	11,086	638,775
		1,994,425
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Agilent Technologies, Inc.	19,487	2,617,884
Bio-Techne Corp.	7,962	573,503
Bruker Corp.	8,603	504,308
Charles River Laboratories International, Inc. (a)	2,123	391,906
Fortrea Holdings, Inc. (a)	14,677	273,726
Mettler-Toledo International, Inc. (a)	771	943,457
Qiagen NV (a)	21,370	951,606
West Pharmaceutical Services, Inc.	5,127	1,679,400
		7,935,790
MACHINERY — 5.3%
AGCO Corp.	8,985	839,918
Allison Transmission Holdings, Inc.	19,149	2,069,241
CNH Industrial NV	33,555	380,178
Crane Co.	4,449	675,136
Cummins, Inc.	11,897	4,147,294
Donaldson Co., Inc.	20,192	1,359,931
Dover Corp.	5,503	1,032,363
Esab Corp.	2,688	322,399
Flowserve Corp.	6,334	364,332
Fortive Corp.	14,576	1,093,200
Gates Industrial Corp. PLC (a)	10,023	206,173
Graco, Inc.	19,534	1,646,521
IDEX Corp.	6,096	1,275,832
Illinois Tool Works, Inc.	7,712	1,955,455
ITT, Inc.	6,676	953,867
Lincoln Electric Holdings, Inc.	8,279	1,552,064
Middleby Corp. (a)	1,862	252,208
Nordson Corp.	1,925	402,787
Oshkosh Corp.	9,103	865,422
Otis Worldwide Corp.	16,930	1,567,887
PACCAR, Inc.	25,316	2,633,370
Pentair PLC	8,006	805,724
Snap-on, Inc.	9,295	3,155,466
Timken Co.	3,732	266,353
Toro Co.	9,777	783,138
		30,606,259

See accompanying notes to financial statements.
8

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
MARINE — 0.1%
Kirby Corp. (a)	3,168	$335,174
MEDIA — 2.5%
Charter Communications, Inc. Class A (a)	8,319	2,851,504
Fox Corp. Class A	45,718	2,220,980
Fox Corp. Class B	25,932	1,186,130
Interpublic Group of Cos., Inc.	51,698	1,448,578
Liberty Broadband Corp. Class A (a)	1,262	93,842
Liberty Broadband Corp. Class C (a)	7,686	574,605
New York Times Co. Class A	21,669	1,127,871
News Corp. Class A	25,533	703,179
News Corp. Class B	7,696	234,189
Nexstar Media Group, Inc.	2,467	389,712
Omnicom Group, Inc.	28,862	2,483,287
Sirius XM Holdings, Inc.	39,500	900,600
		14,214,477
METALS & MINING — 1.2%
Nucor Corp.	14,114	1,647,245
Reliance, Inc.	12,537	3,375,713
Royal Gold, Inc.	6,910	911,083
Steel Dynamics, Inc.	9,922	1,131,803
		7,065,844
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (b)
Rithm Capital Corp. REIT	18,077	195,774
MULTI-UTILITIES — 3.2%
Ameren Corp.	26,138	2,329,941
CenterPoint Energy, Inc.	50,069	1,588,690
CMS Energy Corp.	25,697	1,712,705
Consolidated Edison, Inc.	19,779	1,764,880
Dominion Energy, Inc.	33,583	1,808,781
DTE Energy Co.	9,820	1,185,765
NiSource, Inc.	47,078	1,730,587
Public Service Enterprise Group, Inc.	26,590	2,246,589
Sempra	24,488	2,148,087
WEC Energy Group, Inc.	21,988	2,067,752
		18,583,777
OFFICE REITs — 0.1%
Highwoods Properties, Inc. REIT	8,026	245,435
Kilroy Realty Corp. REIT	8,360	338,162
		583,597
OIL, GAS & CONSUMABLE FUELS — 1.0%
Coterra Energy, Inc.	74,553	1,904,084
DT Midstream, Inc.	12,760	1,268,727
Expand Energy Corp.	24,775	2,466,351
HF Sinclair Corp.	7,186	251,869
		5,891,031
PERSONAL CARE PRODUCTS — 0.6%
BellRing Brands, Inc. (a)	7,060	531,901
Security Description	Shares	Value
Kenvue, Inc.	147,741	$3,154,270
		3,686,171
PHARMACEUTICALS — 2.6%
Bristol-Myers Squibb Co.	149,238	8,440,901
Jazz Pharmaceuticals PLC (a)	13,329	1,641,466
Organon & Co.	29,246	436,350
Perrigo Co. PLC	20,833	535,617
Royalty Pharma PLC Class A	86,144	2,197,534
Viatris, Inc.	140,322	1,747,009
		14,998,877
PROFESSIONAL SERVICES — 3.8%
Amentum Holdings, Inc. (a)	14,849	312,274
Booz Allen Hamilton Holding Corp.	8,604	1,107,335
Broadridge Financial Solutions, Inc.	12,058	2,726,193
CACI International, Inc. Class A (a)	3,917	1,582,703
Dun & Bradstreet Holdings, Inc.	27,161	338,426
FTI Consulting, Inc. (a)	4,643	887,417
Genpact Ltd.	34,676	1,489,334
Jacobs Solutions, Inc.	14,849	1,984,123
Leidos Holdings, Inc.	19,592	2,822,424
ManpowerGroup, Inc.	9,234	532,986
Parsons Corp. (a)	8,767	808,756
Paychex, Inc.	13,686	1,919,051
Robert Half, Inc.	22,497	1,585,139
Science Applications International Corp.	11,181	1,249,812
SS&C Technologies Holdings, Inc.	13,927	1,055,388
Verisk Analytics, Inc.	5,477	1,508,530
		21,909,891
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. Class A (a)	13,731	1,802,743
RESIDENTIAL REITs — 1.7%
American Homes 4 Rent Class A REIT	18,965	709,670
AvalonBay Communities, Inc. REIT	7,173	1,577,845
Camden Property Trust REIT	11,108	1,288,972
Equity LifeStyle Properties, Inc. REIT	18,172	1,210,255
Equity Residential REIT	19,871	1,425,943
Essex Property Trust, Inc. REIT	2,656	758,129
Mid-America Apartment Communities, Inc. REIT	12,004	1,855,458
UDR, Inc. REIT	25,080	1,088,723
		9,914,995
RETAIL REITs — 0.2%
Agree Realty Corp. REIT	5,161	363,592
NNN REIT, Inc.	16,181	660,994
		1,024,586
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Cirrus Logic, Inc. (a)	9,451	941,131
Qorvo, Inc. (a)	7,969	557,272

See accompanying notes to financial statements.
9

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Skyworks Solutions, Inc.	35,286	$3,129,162
		4,627,565
SOFTWARE — 1.0%
ANSYS, Inc. (a)	5,098	1,719,708
Dolby Laboratories, Inc. Class A	12,817	1,001,008
Dropbox, Inc. Class A (a)	54,691	1,642,918
Gen Digital, Inc.	54,669	1,496,837
		5,860,471
SPECIALIZED REITs — 1.9%
CubeSmart REIT	38,297	1,641,026
Lamar Advertising Co. Class A REIT	8,278	1,007,764
National Storage Affiliates Trust REIT	8,639	327,504
Public Storage REIT	11,729	3,512,132
Rayonier, Inc. REIT	21,846	570,181
SBA Communications Corp. REIT	6,691	1,363,626
VICI Properties, Inc. REIT	51,644	1,508,521
Weyerhaeuser Co. REIT	40,034	1,126,957
		11,057,711
SPECIALTY RETAIL — 3.2%
Advance Auto Parts, Inc.	8,524	403,100
AutoZone, Inc. (a)	1,340	4,290,680
Best Buy Co., Inc.	47,339	4,061,686
Five Below, Inc. (a)	2,518	264,290
Murphy USA, Inc.	3,095	1,552,916
O'Reilly Automotive, Inc. (a)	3,624	4,297,339
Penske Automotive Group, Inc.	948	144,513
Tractor Supply Co.	53,910	2,860,465
Valvoline, Inc. (a)	25,861	935,651
		18,810,640
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.2%
Hewlett Packard Enterprise Co.	168,145	3,589,896
NetApp, Inc.	27,712	3,216,809
		6,806,705
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter's, Inc.	7,875	426,746
Columbia Sportswear Co. (c)	7,288	611,682
Ralph Lauren Corp.	6,887	1,590,759
Skechers USA, Inc. Class A (a)	21,082	1,417,554
Under Armour, Inc. Class A (a) (c)	7,940	65,743
Under Armour, Inc. Class C (a)	7,938	59,217
VF Corp.	49,556	1,063,472
		5,235,173
TOBACCO — 0.6%
Altria Group, Inc.	65,072	3,402,615
TRADING COMPANIES & DISTRIBUTORS — 2.2%
Core & Main, Inc. Class A (a)	25,442	1,295,252
Fastenal Co.	46,386	3,335,617
Security Description	Shares	Value
Ferguson Enterprises, Inc.	20,397	$3,540,307
MSC Industrial Direct Co., Inc. Class A	10,068	751,979
SiteOne Landscape Supply, Inc. (a)	2,600	342,602
Watsco, Inc.	2,740	1,298,459
WW Grainger, Inc.	2,154	2,270,424
		12,834,640
WATER UTILITIES — 0.3%
American Water Works Co., Inc.	7,110	885,124
Essential Utilities, Inc.	20,935	760,359
		1,645,483
TOTAL COMMON STOCKS (Cost $512,697,123)		577,599,584
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (f) (g)	502,579	502,579
State Street Navigator Securities Lending Portfolio II (h) (i)	3,213,221	3,213,221
TOTAL SHORT-TERM INVESTMENTS (Cost $3,715,800)		3,715,800
TOTAL INVESTMENTS — 100.4% (Cost $516,412,923)		581,315,384
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(2,441,822)
NET ASSETS — 100.0%		$578,873,562
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at December 31, 2024.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
10

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Index (long)	6	03/21/2025	$1,007,510	$974,550	$(32,960)

During the period ended December 31, 2024, the average notional value related to futures contracts was  $1,011,432.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$577,599,584	$—	$0(a)	$577,599,584
Short-Term Investments	3,715,800	—	—	3,715,800
TOTAL INVESTMENTS	$581,315,384	$—	$0	$581,315,384
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(32,960)	$—	$—	$(32,960)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(32,960)	$—	$—	$(32,960)
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2024.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,216,601	$1,216,966	$1,808,912	$3,025,878	$25	$(25)	—	$—	$5,747
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	9,961,550	9,458,971	—	—	502,579	502,579	16,378
State Street Navigator Securities Lending Portfolio II	2,916,007	2,916,007	41,592,603	41,295,389	—	—	3,213,221	3,213,221	103,106
Total		$4,132,973	$53,363,065	$53,780,238	$25	$(25)		$3,715,800	$125,231
See accompanying notes to financial statements.
11

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.0%
Axon Enterprise, Inc. (a)	97	$57,649
BWX Technologies, Inc.	863	96,130
Curtiss-Wright Corp.	381	135,205
General Dynamics Corp.	528	139,123
General Electric Co.	721	120,256
HEICO Corp.	50	11,887
HEICO Corp. Class A	42	7,815
Hexcel Corp.	359	22,509
Howmet Aerospace, Inc.	1,005	109,917
Huntington Ingalls Industries, Inc.	737	139,271
L3Harris Technologies, Inc.	293	61,612
Lockheed Martin Corp.	387	188,059
Northrop Grumman Corp.	210	98,551
RTX Corp.	921	106,578
Textron, Inc.	1,843	140,971
TransDigm Group, Inc.	114	144,470
Woodward, Inc.	946	157,433
		1,737,436
AIR FREIGHT & LOGISTICS — 0.5%
CH Robinson Worldwide, Inc.	479	49,491
Expeditors International of Washington, Inc.	812	89,945
FedEx Corp.	731	205,652
GXO Logistics, Inc. (a)	356	15,486
United Parcel Service, Inc. Class B	661	83,352
		443,926
AIRLINES — 2.3%
Alaska Air Group, Inc. (a)	4,242	274,670
American Airlines Group, Inc. (a)	7,282	126,925
Delta Air Lines, Inc.	10,151	614,135
Southwest Airlines Co.	13,751	462,309
United Airlines Holdings, Inc. (a)	5,866	569,589
		2,047,628
AUTO COMPONENTS — 0.3%
Aptiv PLC (a)	730	44,151
BorgWarner, Inc.	3,563	113,268
Gentex Corp.	2,043	58,695
Lear Corp.	259	24,527
		240,641
AUTOMOBILES — 1.0%
Ford Motor Co.	23,809	235,709
General Motors Co.	10,474	557,950
Harley-Davidson, Inc.	1,665	50,166
Tesla, Inc. (a)	23	9,288
Thor Industries, Inc.	798	76,377
		929,490
BANKS — 2.0%
Bank of America Corp.	355	15,602
Bank OZK	1,053	46,890
BOK Financial Corp.	33	3,513
Citigroup, Inc.	193	13,585
Security Description	Shares	Value
Citizens Financial Group, Inc.	1,457	$63,758
Columbia Banking System, Inc.	1,022	27,604
Comerica, Inc.	738	45,645
Commerce Bancshares, Inc.	416	25,921
Cullen/Frost Bankers, Inc.	205	27,521
East West Bancorp, Inc.	759	72,682
Fifth Third Bancorp	1,640	69,339
First Citizens BancShares, Inc. Class A	266	562,063
First Hawaiian, Inc.	454	11,781
First Horizon Corp.	2,647	53,311
FNB Corp.	1,145	16,923
Huntington Bancshares, Inc.	4,109	66,854
JPMorgan Chase & Co.	55	13,184
KeyCorp	2,130	36,508
M&T Bank Corp.	434	81,596
NU Holdings Ltd. Class A (a)	4,576	47,407
Pinnacle Financial Partners, Inc.	287	32,830
PNC Financial Services Group, Inc.	304	58,627
Popular, Inc.	296	27,842
Prosperity Bancshares, Inc.	222	16,728
Regions Financial Corp.	2,935	69,031
Synovus Financial Corp.	817	41,855
Truist Financial Corp.	376	16,311
U.S. Bancorp	627	29,990
Webster Financial Corp.	500	27,610
Wells Fargo & Co.	612	42,987
Western Alliance Bancorp	291	24,310
Wintrust Financial Corp.	312	38,910
Zions Bancorp NA	604	32,767
		1,761,485
BEVERAGES — 0.7%
Boston Beer Co., Inc. Class A (a)	60	17,999
Brown-Forman Corp. Class B	197	7,482
Coca-Cola Co.	516	32,126
Coca-Cola Consolidated, Inc.	153	192,778
Constellation Brands, Inc. Class A	250	55,250
Keurig Dr. Pepper, Inc.	1,379	44,293
Molson Coors Beverage Co. Class B	2,280	130,690
Monster Beverage Corp. (a)	1,228	64,544
PepsiCo, Inc.	249	37,863
		583,025
BIOTECHNOLOGY — 1.1%
AbbVie, Inc.	280	49,756
Alnylam Pharmaceuticals, Inc. (a)	45	10,589
Amgen, Inc.	124	32,319
BioMarin Pharmaceutical, Inc. (a)	59	3,878
Exelixis, Inc. (a)	3,409	113,520
Gilead Sciences, Inc.	1,427	131,812
Incyte Corp. (a)	994	68,656
Neurocrine Biosciences, Inc. (a)	410	55,965
Regeneron Pharmaceuticals, Inc. (a)	95	67,671
Roivant Sciences Ltd. (a)	1,093	12,930

See accompanying notes to financial statements.
12

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
United Therapeutics Corp. (a)	918	$323,907
Vertex Pharmaceuticals, Inc. (a)	173	69,667
		940,670
BROADLINE RETAIL — 1.1%
Amazon.com, Inc. (a)	191	41,904
Coupang, Inc. (a)	9,830	216,063
Dillard's, Inc. Class A (b)	101	43,606
eBay, Inc.	6,583	407,817
Etsy, Inc. (a)	170	8,991
Kohl's Corp. (b)	451	6,332
Macy's, Inc.	2,167	36,687
Nordstrom, Inc.	3,057	73,827
Ollie's Bargain Outlet Holdings, Inc. (a)	1,300	142,649
		977,876
BUILDING PRODUCTS — 2.2%
A.O. Smith Corp.	1,471	100,337
AAON, Inc.	838	98,616
Advanced Drainage Systems, Inc.	307	35,489
Allegion PLC	798	104,283
Armstrong World Industries, Inc.	585	82,678
AZEK Co., Inc. (a)	1,201	57,011
Builders FirstSource, Inc. (a)	1,759	251,414
Carlisle Cos., Inc.	412	151,962
Carrier Global Corp.	1,732	118,226
Fortune Brands Innovations, Inc.	334	22,822
Hayward Holdings, Inc. (a)	659	10,076
Johnson Controls International PLC	1,458	115,080
Lennox International, Inc.	190	115,767
Masco Corp.	1,767	128,231
Owens Corning	1,586	270,128
Simpson Manufacturing Co., Inc.	333	55,221
Trane Technologies PLC	379	139,984
Trex Co., Inc. (a)	824	56,881
		1,914,206
CAPITAL MARKETS — 3.2%
Affiliated Managers Group, Inc.	994	183,810
Ameriprise Financial, Inc.	137	72,943
ARES Management Corp. Class A	147	26,023
Bank of New York Mellon Corp.	825	63,385
Blackrock, Inc.	68	69,707
Blackstone, Inc.	233	40,174
Blue Owl Capital, Inc.	866	20,143
Cboe Global Markets, Inc.	783	152,998
Charles Schwab Corp.	208	15,394
CME Group, Inc.	112	26,010
Evercore, Inc. Class A	585	162,156
FactSet Research Systems, Inc.	262	125,833
Franklin Resources, Inc.	229	4,646
Goldman Sachs Group, Inc.	20	11,452
Houlihan Lokey, Inc.	788	136,844
Interactive Brokers Group, Inc. Class A	362	63,955
Intercontinental Exchange, Inc.	165	24,587
Security Description	Shares	Value
Invesco Ltd.	419	$7,324
Janus Henderson Group PLC	3,143	133,672
KKR & Co., Inc.	82	12,129
LPL Financial Holdings, Inc.	1,163	379,731
MarketAxess Holdings, Inc.	191	43,174
Moody's Corp.	226	106,982
Morningstar, Inc.	60	20,206
MSCI, Inc.	232	139,202
Nasdaq, Inc.	894	69,115
Northern Trust Corp.	386	39,565
Raymond James Financial, Inc.	715	111,061
S&P Global, Inc.	74	36,854
SEI Investments Co.	1,756	144,835
State Street Corp. (c)	383	37,591
Stifel Financial Corp.	383	40,629
T. Rowe Price Group, Inc.	1,921	217,246
TPG, Inc.	284	17,847
Tradeweb Markets, Inc. Class A	725	94,917
Virtu Financial, Inc. Class A	384	13,701
XP, Inc. Class A	730	8,651
		2,874,492
CHEMICALS — 1.6%
Air Products & Chemicals, Inc.	380	110,215
Albemarle Corp.	143	12,309
Ashland, Inc.	192	13,720
Axalta Coating Systems Ltd. (a)	1,196	40,927
Celanese Corp.	174	12,043
CF Industries Holdings, Inc.	2,711	231,303
Chemours Co.	439	7,419
Corteva, Inc.	1,604	91,364
Dow, Inc.	698	28,011
DuPont de Nemours, Inc.	1,132	86,315
Eastman Chemical Co.	1,239	113,146
Ecolab, Inc.	369	86,464
Element Solutions, Inc.	892	22,684
FMC Corp.	112	5,444
Huntsman Corp.	570	10,277
International Flavors & Fragrances, Inc.	189	15,980
Linde PLC	104	43,542
LyondellBasell Industries NV Class A	616	45,750
Mosaic Co.	767	18,853
NewMarket Corp.	106	56,005
Olin Corp.	353	11,931
PPG Industries, Inc.	332	39,657
RPM International, Inc.	1,101	135,489
Scotts Miracle-Gro Co.	1,436	95,264
Sherwin-Williams Co.	223	75,804
Westlake Corp.	124	14,217
		1,424,133
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Cintas Corp.	601	109,803
Clean Harbors, Inc. (a)	663	152,583
Copart, Inc. (a)	1,719	98,653

See accompanying notes to financial statements.
13

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
MSA Safety, Inc.	114	$18,898
Republic Services, Inc.	507	101,998
Rollins, Inc.	1,925	89,224
Tetra Tech, Inc.	2,476	98,644
Veralto Corp.	1,195	121,711
Vestis Corp.	3,732	56,875
Waste Management, Inc.	636	128,338
		976,727
COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (a)	1,069	118,157
Ciena Corp. (a)	1,793	152,064
Cisco Systems, Inc.	874	51,741
F5, Inc. (a)	1,440	362,117
Juniper Networks, Inc.	2,915	109,167
Motorola Solutions, Inc.	376	173,798
Ubiquiti, Inc.	46	15,269
		982,313
CONSTRUCTION & ENGINEERING — 1.3%
AECOM	1,332	142,284
API Group Corp. (a)	839	30,179
Comfort Systems USA, Inc.	471	199,732
EMCOR Group, Inc.	674	305,929
Everus Construction Group, Inc. (a)	1,353	88,960
MasTec, Inc. (a)	1,352	184,061
Quanta Services, Inc.	429	135,585
Valmont Industries, Inc.	208	63,787
WillScot Holdings Corp. (a)	326	10,905
		1,161,422
CONSTRUCTION MATERIALS — 0.8%
CRH PLC	3,167	293,011
Eagle Materials, Inc.	658	162,368
Martin Marietta Materials, Inc.	222	114,663
Vulcan Materials Co.	443	113,953
		683,995
CONSUMER FINANCE — 1.4%
Ally Financial, Inc.	837	30,140
American Express Co.	308	91,411
Capital One Financial Corp.	1,812	323,116
Credit Acceptance Corp. (a)	30	14,084
Discover Financial Services	946	163,876
OneMain Holdings, Inc.	1,492	77,778
SLM Corp.	1,350	37,233
Synchrony Financial	8,410	546,650
		1,284,288
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.2%
Albertsons Cos., Inc. Class A	2,201	43,228
BJ's Wholesale Club Holdings, Inc. (a)	3,969	354,630
Casey's General Stores, Inc.	357	141,454
Costco Wholesale Corp.	88	80,632
Dollar General Corp.	974	73,849
Dollar Tree, Inc. (a)	848	63,549
Grocery Outlet Holding Corp. (a)	1,804	28,161
Security Description	Shares	Value
Kroger Co.	7,389	$451,837
Maplebear, Inc. (a)	234	9,692
Performance Food Group Co. (a)	995	84,127
Sysco Corp.	1,481	113,237
Target Corp.	1,450	196,011
U.S. Foods Holding Corp. (a)	4,677	315,510
Walmart, Inc.	316	28,551
		1,984,468
CONTAINERS & PACKAGING — 1.1%
Amcor PLC	9,354	88,021
AptarGroup, Inc.	633	99,444
Ardagh Group SA (a) (b)	1,422	10,701
Avery Dennison Corp.	221	41,356
Ball Corp.	1,190	65,605
Berry Global Group, Inc.	1,121	72,495
Crown Holdings, Inc.	766	63,341
Graphic Packaging Holding Co.	2,834	76,971
International Paper Co.	3,790	203,978
Packaging Corp. of America	668	150,387
Sealed Air Corp.	304	10,284
Silgan Holdings, Inc.	697	36,279
Smurfit WestRock PLC	299	16,104
Sonoco Products Co.	571	27,893
		962,859
DISTRIBUTORS — 0.3%
Genuine Parts Co.	1,330	155,291
LKQ Corp.	2,106	77,396
Pool Corp.	144	49,095
		281,782
DIVERSIFIED CONSUMER SERVICES — 0.5%
ADT, Inc.	1,666	11,512
Bright Horizons Family Solutions, Inc. (a)	353	39,130
Duolingo, Inc. (a)	209	67,764
Grand Canyon Education, Inc. (a)	593	97,133
H&R Block, Inc.	3,415	180,449
Service Corp. International	1,016	81,097
		477,085
DIVERSIFIED REITs — 0.0% (d)
WP Carey, Inc. REIT	563	30,672
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	13,383	304,731
Frontier Communications Parent, Inc. (a)	1,455	50,488
GCI Liberty, Inc. (a) (e)	6,909	—
Liberty Global Ltd. Class A (a)	1,819	23,210
Liberty Global Ltd. Class C (a)	4,911	64,531
Verizon Communications, Inc.	4,220	168,758
		611,718
ELECTRIC UTILITIES — 2.9%
Alliant Energy Corp.	1,642	97,108
American Electric Power Co., Inc.	1,596	147,199
Constellation Energy Corp.	21	4,698

See accompanying notes to financial statements.
14

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Duke Energy Corp.	1,056	$113,773
Edison International	1,859	148,423
Entergy Corp.	4,084	309,649
Evergy, Inc.	2,883	177,449
Eversource Energy	799	45,887
Exelon Corp.	4,688	176,456
FirstEnergy Corp.	2,802	111,464
IDACORP, Inc.	537	58,683
NextEra Energy, Inc.	1,427	102,302
NRG Energy, Inc.	2,287	206,333
OGE Energy Corp.	3,250	134,062
PG&E Corp.	5,508	111,151
Pinnacle West Capital Corp.	1,738	147,330
PPL Corp.	4,321	140,260
Southern Co.	1,421	116,977
Xcel Energy, Inc.	2,970	200,534
		2,549,738
ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc.	711	207,704
AMETEK, Inc.	411	74,087
Eaton Corp. PLC	238	78,985
Emerson Electric Co.	526	65,187
GE Vernova, Inc.	246	80,917
Generac Holdings, Inc. (a)	378	58,609
nVent Electric PLC	1,040	70,886
Regal Rexnord Corp.	120	18,616
Rockwell Automation, Inc.	186	53,157
Sensata Technologies Holding PLC	351	9,617
Vertiv Holdings Co. Class A	1,837	208,702
		926,467
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Amphenol Corp. Class A	3,073	213,420
Arrow Electronics, Inc. (a)	280	31,674
Avnet, Inc.	716	37,461
CDW Corp.	318	55,345
Cognex Corp.	809	29,011
Coherent Corp. (a)	167	15,820
Corning, Inc.	3,072	145,981
Crane NXT Co.	639	37,202
Hubbell, Inc.	195	81,683
IPG Photonics Corp. (a)	147	10,690
Jabil, Inc.	3,738	537,898
Keysight Technologies, Inc. (a)	105	16,866
Littelfuse, Inc.	78	18,381
TD SYNNEX Corp.	987	115,755
Teledyne Technologies, Inc. (a)	144	66,835
Trimble, Inc. (a)	383	27,063
Vontier Corp.	773	28,191
Zebra Technologies Corp. Class A (a)	30	11,587
		1,480,863
ENERGY EQUIPMENT & SERVICES — 0.7%
Baker Hughes Co.	6,005	246,325
Security Description	Shares	Value
Halliburton Co.	2,064	$56,120
NOV, Inc.	904	13,199
Schlumberger NV	1,715	65,753
TechnipFMC PLC	5,464	158,128
Weatherford International PLC	838	60,026
		599,551
ENTERTAINMENT — 0.8%
Electronic Arts, Inc.	1,136	166,197
Liberty Media Corp.-Liberty Formula One Class A (a)	115	9,665
Liberty Media Corp.-Liberty Formula One Class C (a)	760	70,422
Liberty Media Corp.-Liberty Live Class A (a)	148	9,851
Live Nation Entertainment, Inc. (a)	1,290	167,055
Madison Square Garden Sports Corp. (a)	136	30,692
Netflix, Inc. (a)	62	55,262
Roku, Inc. (a)	320	23,789
Spotify Technology SA (a)	132	59,054
Take-Two Interactive Software, Inc. (a)	26	4,786
Walt Disney Co.	595	66,253
Warner Bros Discovery, Inc. (a)	3,909	41,318
		704,344
FINANCIAL SERVICES — 1.7%
Apollo Global Management, Inc.	378	62,430
Berkshire Hathaway, Inc. Class B (a)	164	74,338
Block, Inc. (a)	186	15,808
Corebridge Financial, Inc.	1,004	30,050
Corpay, Inc. (a)	541	183,085
Equitable Holdings, Inc.	725	34,198
Euronet Worldwide, Inc. (a)	595	61,190
Fidelity National Information Services, Inc.	405	32,712
Fiserv, Inc. (a)	494	101,478
Global Payments, Inc.	280	31,377
Jack Henry & Associates, Inc.	435	76,256
Mastercard, Inc. Class A	41	21,589
MGIC Investment Corp.	8,895	210,900
PayPal Holdings, Inc. (a)	2,583	220,459
Shift4 Payments, Inc. Class A (a)	97	10,067
Toast, Inc. Class A (a)	5,858	213,524
Visa, Inc. Class A	71	22,439
Voya Financial, Inc.	342	23,540
Western Union Co.	5,644	59,826
WEX, Inc. (a)	353	61,888
		1,547,154
FOOD PRODUCTS — 2.1%
Archer-Daniels-Midland Co.	4,463	225,471
Bunge Global SA	955	74,261
Campbell's Co.	513	21,484
Conagra Brands, Inc.	2,731	75,785
Darling Ingredients, Inc. (a)	333	11,219

See accompanying notes to financial statements.
15

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Flowers Foods, Inc.	2,037	$42,084
Freshpet, Inc. (a)	335	49,617
General Mills, Inc.	2,210	140,932
Hershey Co.	512	86,707
Hormel Foods Corp.	1,545	48,467
Ingredion, Inc.	1,603	220,509
J.M. Smucker Co.	138	15,197
Kellanova	2,061	166,879
Kraft Heinz Co.	1,820	55,892
Lamb Weston Holdings, Inc.	1,801	120,361
McCormick & Co., Inc.	845	64,423
Mondelez International, Inc. Class A	913	54,533
Pilgrim's Pride Corp. (a)	500	22,695
Post Holdings, Inc. (a)	877	100,381
Tyson Foods, Inc. Class A	4,838	277,895
		1,874,792
GAS UTILITIES — 0.5%
Atmos Energy Corp.	1,028	143,170
MDU Resources Group, Inc.	6,864	123,689
National Fuel Gas Co.	1,945	118,023
UGI Corp.	1,905	53,778
		438,660
GROUND TRANSPORTATION — 0.9%
CSX Corp.	2,916	94,099
JB Hunt Transport Services, Inc.	254	43,348
Knight-Swift Transportation Holdings, Inc.	625	33,150
Landstar System, Inc.	267	45,886
Norfolk Southern Corp.	163	38,256
Old Dominion Freight Line, Inc.	740	130,536
Ryder System, Inc.	964	151,213
Saia, Inc. (a)	300	136,719
Schneider National, Inc. Class B (b)	705	20,642
Uber Technologies, Inc. (a)	247	14,899
U-Haul Holding Co. (a) (b) (f)	54	3,731
U-Haul Holding Co. (f)	334	21,393
Union Pacific Corp.	119	27,137
XPO, Inc. (a)	193	25,312
		786,321
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Abbott Laboratories	321	36,308
Align Technology, Inc. (a)	275	57,340
Baxter International, Inc.	585	17,059
Becton Dickinson & Co.	186	42,198
Boston Scientific Corp. (a)	612	54,664
Cooper Cos., Inc. (a)	218	20,041
Dentsply Sirona, Inc.	531	10,078
Dexcom, Inc. (a)	1,027	79,870
Edwards Lifesciences Corp. (a)	1,885	139,547
Enovis Corp. (a)	133	5,836
Envista Holdings Corp. (a)	547	10,552
GE HealthCare Technologies, Inc.	2,702	211,242
Globus Medical, Inc. Class A (a)	130	10,752
Hologic, Inc. (a)	1,647	118,732
Security Description	Shares	Value
IDEXX Laboratories, Inc. (a)	45	$18,605
Inspire Medical Systems, Inc. (a)	137	25,397
Insulet Corp. (a)	199	51,953
Intuitive Surgical, Inc. (a)	128	66,811
Masimo Corp. (a)	218	36,035
Medtronic PLC	955	76,286
Penumbra, Inc. (a)	145	34,435
ResMed, Inc.	886	202,619
Solventum Corp. (a)	4,287	283,199
STERIS PLC	181	37,206
Stryker Corp.	187	67,329
Teleflex, Inc.	102	18,154
Zimmer Biomet Holdings, Inc.	591	62,427
		1,794,675
HEALTH CARE PROVIDERS & SERVICES — 4.7%
Acadia Healthcare Co., Inc. (a)	255	10,111
Amedisys, Inc. (a)	167	15,162
Cardinal Health, Inc.	5,352	632,981
Cencora, Inc.	1,772	398,133
Centene Corp. (a)	1,904	115,344
Chemed Corp.	148	78,410
Cigna Group	771	212,904
CVS Health Corp.	1,840	82,598
DaVita, Inc. (a)	1,224	183,049
Elevance Health, Inc.	376	138,706
Encompass Health Corp.	1,530	141,296
HCA Healthcare, Inc.	818	245,523
Henry Schein, Inc. (a)	117	8,096
Humana, Inc.	1,264	320,690
Labcorp Holdings, Inc.	456	104,570
McKesson Corp.	1,346	767,099
Molina Healthcare, Inc. (a)	127	36,963
Premier, Inc. Class A	1,748	37,058
Quest Diagnostics, Inc.	693	104,546
Tenet Healthcare Corp. (a)	2,332	294,368
UnitedHealth Group, Inc.	65	32,881
Universal Health Services, Inc. Class B	1,403	251,726
		4,212,214
HEALTH CARE REITs — 0.1%
Healthpeak Properties, Inc. REIT	1,150	23,310
Omega Healthcare Investors, Inc. REIT	1,088	41,181
Ventas, Inc. REIT	128	7,538
Welltower, Inc. REIT	108	13,611
		85,640
HEALTH CARE TECHNOLOGY — 0.1%
Doximity, Inc. Class A (a)	669	35,718
Veeva Systems, Inc. Class A (a)	371	78,003
		113,721
HOTEL & RESORT REITs — 0.1%
Host Hotels & Resorts, Inc. REIT	4,079	71,464

See accompanying notes to financial statements.
16

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Park Hotels & Resorts, Inc. REIT	517	$7,274
		78,738
HOTELS, RESTAURANTS & LEISURE — 4.4%
Airbnb, Inc. Class A (a)	1,013	133,118
Aramark	7,433	277,325
Booking Holdings, Inc.	36	178,863
Boyd Gaming Corp.	2,137	155,018
Caesars Entertainment, Inc. (a)	207	6,918
Carnival Corp. (a)	4,340	108,153
Cava Group, Inc. (a)	207	23,350
Chipotle Mexican Grill, Inc. (a)	2,820	170,046
Choice Hotels International, Inc.	323	45,860
Churchill Downs, Inc.	303	40,463
Darden Restaurants, Inc.	940	175,489
Domino's Pizza, Inc.	178	74,717
DoorDash, Inc. Class A (a)	1,642	275,445
DraftKings, Inc. Class A (a)	478	17,782
Expedia Group, Inc. (a)	2,623	488,744
Hilton Worldwide Holdings, Inc.	583	144,094
Hyatt Hotels Corp. Class A	234	36,733
Las Vegas Sands Corp.	1,075	55,212
Light & Wonder, Inc. (a)	1,329	114,799
Marriott International, Inc. Class A	481	134,170
Marriott Vacations Worldwide Corp.	153	13,739
McDonald's Corp.	168	48,701
MGM Resorts International (a)	2,624	90,922
Norwegian Cruise Line Holdings Ltd. (a)	7,616	195,960
Planet Fitness, Inc. Class A (a)	401	39,647
Royal Caribbean Cruises Ltd.	737	170,018
Starbucks Corp.	619	56,484
Texas Roadhouse, Inc.	1,300	234,559
Travel & Leisure Co.	1,641	82,788
Vail Resorts, Inc.	179	33,554
Wendy's Co.	1,224	19,951
Wingstop, Inc.	348	98,902
Wyndham Hotels & Resorts, Inc.	595	59,970
Wynn Resorts Ltd.	688	59,278
Yum! Brands, Inc.	601	80,630
		3,941,402
HOUSEHOLD DURABLES — 2.4%
DR Horton, Inc.	916	128,075
Garmin Ltd.	850	175,321
Leggett & Platt, Inc.	1,004	9,638
Lennar Corp. Class A	2,728	372,017
Lennar Corp. Class B	96	12,687
Mohawk Industries, Inc. (a)	983	117,105
Newell Brands, Inc.	744	7,410
NVR, Inc. (a)	37	302,619
PulteGroup, Inc.	4,081	444,421
SharkNinja, Inc. (a)	900	87,624
Tempur Sealy International, Inc.	677	38,379
Toll Brothers, Inc.	2,276	286,662
TopBuild Corp. (a)	247	76,901
Security Description	Shares	Value
Whirlpool Corp. (b)	303	$34,688
		2,093,547
HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc.	1,217	127,432
Clorox Co.	428	69,511
Colgate-Palmolive Co.	1,961	178,275
Kimberly-Clark Corp.	1,876	245,831
Procter & Gamble Co.	254	42,583
Reynolds Consumer Products, Inc.	887	23,940
Spectrum Brands Holdings, Inc.	379	32,022
		719,594
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.5%
AES Corp.	2,200	28,314
Brookfield Renewable Corp. (b)	334	9,239
Clearway Energy, Inc. Class A	403	9,853
Clearway Energy, Inc. Class C	584	15,184
Vistra Corp.	2,667	367,699
		430,289
INDUSTRIAL CONGLOMERATES — 0.1%
3M Co.	367	47,376
Honeywell International, Inc.	292	65,960
		113,336
INDUSTRIAL REITs — 0.1%
EastGroup Properties, Inc. REIT	110	17,654
First Industrial Realty Trust, Inc. REIT	570	28,574
Prologis, Inc. REIT	136	14,375
STAG Industrial, Inc. REIT	360	12,175
		72,778
INSURANCE — 5.8%
Aflac, Inc.	1,601	165,607
Allstate Corp.	123	23,713
American Financial Group, Inc.	738	101,054
American International Group, Inc.	630	45,864
Aon PLC Class A	369	132,530
Arch Capital Group Ltd.	7,119	657,440
Arthur J Gallagher & Co.	118	33,494
Assurant, Inc.	361	76,972
Assured Guaranty Ltd.	1,081	97,301
Axis Capital Holdings Ltd.	619	54,856
Brown & Brown, Inc.	1,362	138,951
Chubb Ltd.	648	179,042
Cincinnati Financial Corp.	2,560	367,872
CNA Financial Corp.	165	7,981
Everest Group Ltd.	741	268,583
Fidelity National Financial, Inc.	973	54,624
First American Financial Corp.	226	14,111
Globe Life, Inc.	1,692	188,692
Hanover Insurance Group, Inc.	119	18,405
Hartford Financial Services Group, Inc.	2,197	240,352
Kinsale Capital Group, Inc.	458	213,030

See accompanying notes to financial statements.
17

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Loews Corp.	928	$78,592
Markel Group, Inc. (a)	112	193,338
Marsh & McLennan Cos., Inc.	649	137,854
MetLife, Inc.	527	43,151
Old Republic International Corp.	2,170	78,532
Primerica, Inc.	426	115,625
Principal Financial Group, Inc.	324	25,081
Progressive Corp.	549	131,546
Prudential Financial, Inc.	381	45,160
Reinsurance Group of America, Inc.	405	86,520
RenaissanceRe Holdings Ltd.	1,474	366,746
RLI Corp.	709	116,865
Ryan Specialty Holdings, Inc.	173	11,100
Travelers Cos., Inc.	615	148,147
Unum Group	1,807	131,965
W.R. Berkley Corp.	2,706	158,355
White Mountains Insurance Group Ltd.	78	151,715
Willis Towers Watson PLC	290	90,840
		5,191,606
INTERACTIVE MEDIA & SERVICES — 0.5%
Alphabet, Inc. Class A	366	69,284
Alphabet, Inc. Class C	293	55,799
IAC, Inc. (a)	265	11,432
Match Group, Inc. (a)	3,215	105,163
Meta Platforms, Inc. Class A	162	94,852
Pinterest, Inc. Class A (a)	1,384	40,136
TripAdvisor, Inc. (a)	2,053	30,323
ZoomInfo Technologies, Inc. (a)	4,361	45,834
		452,823
IT SERVICES — 2.3%
Accenture PLC Class A	139	48,899
Akamai Technologies, Inc. (a)	507	48,494
Amdocs Ltd.	2,824	240,435
Cloudflare, Inc. Class A (a)	64	6,891
Cognizant Technology Solutions Corp. Class A	4,134	317,905
DXC Technology Co. (a)	4,860	97,103
EPAM Systems, Inc. (a)	577	134,914
Gartner, Inc. (a)	438	212,198
Globant SA (a)	201	43,098
GoDaddy, Inc. Class A (a)	2,380	469,741
International Business Machines Corp.	688	151,243
Kyndryl Holdings, Inc. (a)	1,835	63,491
Okta, Inc. (a)	230	18,124
Snowflake, Inc. Class A (a)	155	23,934
Twilio, Inc. Class A (a)	431	46,582
VeriSign, Inc. (a)	436	90,235
		2,013,287
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	268	17,334
Hasbro, Inc.	405	22,644
Mattel, Inc. (a)	1,813	32,145
Security Description	Shares	Value
Polaris, Inc.	291	$16,767
YETI Holdings, Inc. (a)	249	9,589
		98,479
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	473	63,543
Avantor, Inc. (a)	557	11,736
Bio-Rad Laboratories, Inc. Class A (a)	31	10,184
Bio-Techne Corp.	201	14,478
Bruker Corp.	128	7,503
Charles River Laboratories International, Inc. (a)	96	17,722
Danaher Corp.	47	10,789
Fortrea Holdings, Inc. (a)	486	9,064
Illumina, Inc. (a)	73	9,755
IQVIA Holdings, Inc. (a)	104	20,437
Medpace Holdings, Inc. (a)	375	124,586
Mettler-Toledo International, Inc. (a)	38	46,500
Qiagen NV (a)	629	28,009
Revvity, Inc.	137	15,290
Thermo Fisher Scientific, Inc.	33	17,168
Waters Corp. (a)	19	7,049
West Pharmaceutical Services, Inc.	204	66,822
		480,635
MACHINERY — 3.8%
AGCO Corp.	581	54,312
Allison Transmission Holdings, Inc.	2,306	249,186
Caterpillar, Inc.	367	133,133
CNH Industrial NV	3,186	36,097
Crane Co.	619	93,933
Cummins, Inc.	1,009	351,737
Deere & Co.	84	35,591
Donaldson Co., Inc.	1,613	108,636
Dover Corp.	644	120,814
Esab Corp.	516	61,889
Flowserve Corp.	1,982	114,005
Fortive Corp.	969	72,675
Gates Industrial Corp. PLC (a)	4,725	97,193
Graco, Inc.	1,055	88,926
IDEX Corp.	256	53,578
Illinois Tool Works, Inc.	359	91,028
Ingersoll Rand, Inc.	1,455	131,619
ITT, Inc.	1,179	168,456
Lincoln Electric Holdings, Inc.	355	66,552
Middleby Corp. (a)	199	26,955
Nordson Corp.	113	23,644
Oshkosh Corp.	769	73,109
Otis Worldwide Corp.	1,166	107,983
PACCAR, Inc.	2,394	249,024
Parker-Hannifin Corp.	208	132,294
Pentair PLC	1,117	112,415
RBC Bearings, Inc. (a)	90	26,923
Snap-on, Inc.	763	259,023
Stanley Black & Decker, Inc.	348	27,941
Timken Co.	702	50,102

See accompanying notes to financial statements.
18

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Toro Co.	143	$11,454
Westinghouse Air Brake Technologies Corp.	789	149,587
		3,379,814
MARINE — 0.2%
Kirby Corp. (a)	1,231	130,240
MEDIA — 1.3%
Charter Communications, Inc. Class A (a)	255	87,406
Comcast Corp. Class A	2,560	96,077
Fox Corp. Class A	3,803	184,750
Fox Corp. Class B	1,875	85,762
Interpublic Group of Cos., Inc.	1,208	33,848
Liberty Broadband Corp. Class C (a)	165	12,335
New York Times Co. Class A	2,328	121,172
News Corp. Class A	3,129	86,173
News Corp. Class B	1,020	31,039
Nexstar Media Group, Inc.	694	109,631
Omnicom Group, Inc.	1,666	143,343
Sirius XM Holdings, Inc.	175	3,990
Trade Desk, Inc. Class A (a)	992	116,590
		1,112,116
METALS & MINING — 0.9%
Alcoa Corp.	117	4,420
ATI, Inc. (a)	673	37,042
Cleveland-Cliffs, Inc. (a)	734	6,900
Freeport-McMoRan, Inc.	1,281	48,781
Nucor Corp.	902	105,272
Reliance, Inc.	692	186,328
Royal Gold, Inc.	678	89,394
Southern Copper Corp.	144	13,123
Steel Dynamics, Inc.	1,806	206,010
U.S. Steel Corp.	1,883	64,003
		761,273
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (d)
Rithm Capital Corp. REIT	2,899	31,396
Starwood Property Trust, Inc. REIT	63	1,194
		32,590
MULTI-UTILITIES — 1.9%
Ameren Corp.	2,054	183,094
CenterPoint Energy, Inc.	5,250	166,582
CMS Energy Corp.	2,102	140,098
Consolidated Edison, Inc.	1,338	119,390
Dominion Energy, Inc.	3,402	183,232
DTE Energy Co.	751	90,683
NiSource, Inc.	4,526	166,376
Public Service Enterprise Group, Inc.	3,195	269,945
Sempra	2,132	187,019
WEC Energy Group, Inc.	1,740	163,630
		1,670,049
Security Description	Shares	Value
OFFICE REITs — 0.1%
BXP, Inc. REIT	152	$11,303
Cousins Properties, Inc. REIT	273	8,365
Highwoods Properties, Inc. REIT	1,116	34,127
Kilroy Realty Corp. REIT	284	11,488
Vornado Realty Trust REIT (b)	277	11,645
		76,928
OIL, GAS & CONSUMABLE FUELS — 2.7%
Antero Midstream Corp.	3,673	55,426
Antero Resources Corp. (a)	1,102	38,625
APA Corp.	581	13,415
Cheniere Energy, Inc.	245	52,643
Chevron Corp.	481	69,668
Chord Energy Corp.	429	50,159
Civitas Resources, Inc.	125	5,734
ConocoPhillips	822	81,518
Coterra Energy, Inc.	6,371	162,715
Devon Energy Corp.	2,788	91,251
Diamondback Energy, Inc.	1,020	167,107
DT Midstream, Inc.	855	85,013
EOG Resources, Inc.	2,337	286,470
EQT Corp.	108	4,980
Expand Energy Corp.	2,548	253,653
Exxon Mobil Corp.	478	51,418
Hess Corp.	207	27,533
HF Sinclair Corp.	362	12,688
Kinder Morgan, Inc.	3,531	96,749
Marathon Petroleum Corp.	908	126,666
Matador Resources Co.	1,106	62,224
Occidental Petroleum Corp.	970	47,928
Ovintiv, Inc.	572	23,166
Permian Resources Corp.	1,686	24,245
Phillips 66 Co.	437	49,787
Range Resources Corp.	483	17,378
Targa Resources Corp.	112	19,992
Texas Pacific Land Corp.	90	99,536
Valero Energy Corp.	1,019	124,919
Viper Energy, Inc.	486	23,848
Williams Cos., Inc.	2,774	150,129
		2,376,583
PAPER & FOREST PRODUCTS — 0.0% (d)
Louisiana-Pacific Corp.	289	29,926
PERSONAL CARE PRODUCTS — 0.3%
BellRing Brands, Inc. (a)	1,437	108,264
Kenvue, Inc.	7,049	150,496
		258,760
PHARMACEUTICALS — 0.7%
Bristol-Myers Squibb Co.	2,717	153,673
Eli Lilly & Co.	6	4,632
Intra-Cellular Therapies, Inc. (a)	182	15,201
Jazz Pharmaceuticals PLC (a)	482	59,358
Johnson & Johnson	346	50,039
Merck & Co., Inc.	221	21,985
Organon & Co.	3,066	45,745

See accompanying notes to financial statements.
19

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Perrigo Co. PLC	1,584	$40,725
Pfizer, Inc.	380	10,081
Royalty Pharma PLC Class A	2,575	65,688
Viatris, Inc.	13,095	163,033
Zoetis, Inc.	198	32,260
		662,420
PROFESSIONAL SERVICES — 2.9%
Amentum Holdings, Inc. (a)	543	11,419
Automatic Data Processing, Inc.	451	132,021
Booz Allen Hamilton Holding Corp.	802	103,217
Broadridge Financial Solutions, Inc.	707	159,846
CACI International, Inc. Class A (a)	747	301,833
Dayforce, Inc. (a)	211	15,327
Dun & Bradstreet Holdings, Inc.	626	7,800
Equifax, Inc.	110	28,034
FTI Consulting, Inc. (a)	259	49,503
Genpact Ltd.	1,794	77,052
Jacobs Solutions, Inc.	2,122	283,542
KBR, Inc.	1,060	61,406
Leidos Holdings, Inc.	2,455	353,667
ManpowerGroup, Inc.	224	12,929
Parsons Corp. (a)	1,283	118,357
Paychex, Inc.	1,105	154,943
Paycom Software, Inc.	596	122,162
Paycor HCM, Inc. (a)	499	9,267
Paylocity Holding Corp. (a)	288	57,447
Robert Half, Inc.	659	46,433
Science Applications International Corp.	1,672	186,896
SS&C Technologies Holdings, Inc.	1,358	102,909
TransUnion	352	32,634
Verisk Analytics, Inc.	433	119,261
		2,547,905
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	1,000	131,290
CoStar Group, Inc. (a)	53	3,794
Jones Lang LaSalle, Inc. (a)	222	56,197
		191,281
RESIDENTIAL REITs — 0.6%
American Homes 4 Rent Class A REIT	830	31,059
AvalonBay Communities, Inc. REIT	414	91,068
Camden Property Trust REIT	563	65,331
Equity LifeStyle Properties, Inc. REIT	566	37,696
Equity Residential REIT	1,194	85,681
Essex Property Trust, Inc. REIT	188	53,663
Invitation Homes, Inc. REIT	917	29,316
Mid-America Apartment Communities, Inc. REIT	585	90,423
UDR, Inc. REIT	1,523	66,113
		550,350
RETAIL REITs — 0.5%
Agree Realty Corp. REIT	319	22,474
Security Description	Shares	Value
Brixmor Property Group, Inc. REIT	1,867	$51,977
Federal Realty Investment Trust REIT	191	21,382
Kimco Realty Corp. REIT	2,250	52,717
NNN REIT, Inc.	1,094	44,690
Realty Income Corp. REIT	366	19,548
Regency Centers Corp. REIT	462	34,156
Simon Property Group, Inc. REIT	1,127	194,081
		441,025
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Advanced Micro Devices, Inc. (a)	250	30,198
Amkor Technology, Inc.	1,804	46,345
Analog Devices, Inc.	225	47,803
Applied Materials, Inc.	1,659	269,803
Astera Labs, Inc. (a)	521	69,006
Broadcom, Inc.	145	33,617
Cirrus Logic, Inc. (a)	1,523	151,660
Entegris, Inc.	219	21,694
First Solar, Inc. (a)	211	37,187
GLOBALFOUNDRIES, Inc. (a) (b)	206	8,839
Intel Corp.	577	11,569
KLA Corp.	377	237,555
Lam Research Corp.	2,444	176,530
Lattice Semiconductor Corp. (a)	882	49,965
MACOM Technology Solutions Holdings, Inc. (a)	148	19,227
Marvell Technology, Inc.	819	90,459
Microchip Technology, Inc.	424	24,316
Micron Technology, Inc.	1,142	96,111
MKS Instruments, Inc.	34	3,549
Monolithic Power Systems, Inc.	250	147,925
NVIDIA Corp.	1,126	151,211
ON Semiconductor Corp. (a)	188	11,853
Onto Innovation, Inc. (a)	389	64,835
Qorvo, Inc. (a)	1,040	72,727
QUALCOMM, Inc.	1,835	281,893
Skyworks Solutions, Inc.	2,560	227,021
Teradyne, Inc.	1,773	223,256
Texas Instruments, Inc.	525	98,443
Universal Display Corp.	520	76,024
		2,780,621
SOFTWARE — 5.3%
Adobe, Inc. (a)	156	69,370
ANSYS, Inc. (a)	275	92,766
Appfolio, Inc. Class A (a)	113	27,879
AppLovin Corp. Class A (a)	495	160,296
Aspen Technology, Inc. (a)	123	30,704
Atlassian Corp. Class A (a)	365	88,834
Autodesk, Inc. (a)	558	164,928
Bentley Systems, Inc. Class B	422	19,707
Bill Holdings, Inc. (a)	172	14,570
Cadence Design Systems, Inc. (a)	274	82,326
CCC Intelligent Solutions Holdings, Inc. (a)	1,826	21,419

See accompanying notes to financial statements.
20

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Crowdstrike Holdings, Inc. Class A (a)	716	$244,987
Datadog, Inc. Class A (a)	371	53,012
DocuSign, Inc. (a)	2,775	249,583
Dolby Laboratories, Inc. Class A	356	27,804
DoubleVerify Holdings, Inc. (a)	1,574	30,237
Dropbox, Inc. Class A (a)	7,959	239,088
Dynatrace, Inc. (a)	965	52,448
Elastic NV (a)	30	2,972
Fair Isaac Corp. (a)	66	131,401
Fortinet, Inc. (a)	3,489	329,641
Gen Digital, Inc.	6,854	187,663
Gitlab, Inc. Class A (a)	355	20,004
Guidewire Software, Inc. (a)	555	93,562
HubSpot, Inc. (a)	104	72,464
Intuit, Inc.	263	165,296
Manhattan Associates, Inc. (a)	928	250,783
Microsoft Corp.	211	88,937
nCino, Inc. (a)	1,282	43,050
Nutanix, Inc. Class A (a)	5,293	323,826
Oracle Corp.	88	14,664
Palantir Technologies, Inc. Class A (a)	843	63,756
Palo Alto Networks, Inc. (a)	1,266	230,361
Pegasystems, Inc.	224	20,877
Procore Technologies, Inc. (a)	473	35,442
PTC, Inc. (a)	392	72,077
RingCentral, Inc. Class A (a)	585	20,481
Roper Technologies, Inc.	84	43,667
Salesforce, Inc.	435	145,434
SentinelOne, Inc. Class A (a)	1,583	35,143
ServiceNow, Inc. (a)	127	134,635
Smartsheet, Inc. Class A (a)	504	28,239
Synopsys, Inc. (a)	129	62,611
Teradata Corp. (a)	3,251	101,269
Tyler Technologies, Inc. (a)	194	111,868
UiPath, Inc. Class A (a)	71	902
Workday, Inc. Class A (a)	423	109,147
Zoom Communications, Inc. (a)	1,210	98,748
Zscaler, Inc. (a)	237	42,757
		4,751,635
SPECIALIZED REITs — 0.9%
American Tower Corp. REIT	46	8,437
Crown Castle, Inc. REIT	333	30,223
CubeSmart REIT	1,613	69,117
Digital Realty Trust, Inc. REIT	184	32,629
EPR Properties REIT	259	11,469
Equinix, Inc. REIT	27	25,458
Extra Space Storage, Inc. REIT	257	38,447
Gaming & Leisure Properties, Inc. REIT	1,887	90,878
Iron Mountain, Inc. REIT	233	24,491
Lamar Advertising Co. Class A REIT	1,006	122,470
National Storage Affiliates Trust REIT	565	21,419
Public Storage REIT	484	144,929
Security Description	Shares	Value
Rayonier, Inc. REIT	505	$13,180
SBA Communications Corp. REIT	144	29,347
VICI Properties, Inc. REIT	4,132	120,696
Weyerhaeuser Co. REIT	1,552	43,689
		826,879
SPECIALTY RETAIL — 3.3%
Advance Auto Parts, Inc.	212	10,025
AutoNation, Inc. (a)	90	15,286
AutoZone, Inc. (a)	64	204,928
Bath & Body Works, Inc.	848	32,877
Best Buy Co., Inc.	2,972	254,998
Burlington Stores, Inc. (a)	750	213,795
CarMax, Inc. (a)	434	35,484
Carvana Co. (a)	212	43,112
Dick's Sporting Goods, Inc.	1,085	248,291
Five Below, Inc. (a)	123	12,910
Floor & Decor Holdings, Inc. Class A (a)	524	52,243
Gap, Inc.	1,390	32,846
Home Depot, Inc.	121	47,068
Lithia Motors, Inc.	40	14,297
Lowe's Cos., Inc.	481	118,711
Murphy USA, Inc.	251	125,939
O'Reilly Automotive, Inc. (a)	181	214,630
Penske Automotive Group, Inc.	129	19,665
RH (a)	17	6,691
Ross Stores, Inc.	852	128,882
TJX Cos., Inc.	1,694	204,652
Tractor Supply Co.	5,666	300,638
Ulta Beauty, Inc. (a)	262	113,952
Valvoline, Inc. (a)	1,527	55,247
Williams-Sonoma, Inc.	2,131	394,618
		2,901,785
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.0%
Apple, Inc.	431	107,931
Dell Technologies, Inc. Class C	2,525	290,981
Hewlett Packard Enterprise Co.	23,080	492,758
HP, Inc.	5,856	191,081
NetApp, Inc.	3,879	450,274
Pure Storage, Inc. Class A (a)	4,181	256,839
Western Digital Corp. (a)	176	10,495
		1,800,359
TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Capri Holdings Ltd. (a)	471	9,919
Carter's, Inc.	441	23,898
Columbia Sportswear Co. (b)	580	48,679
Crocs, Inc. (a)	502	54,984
Deckers Outdoor Corp. (a)	810	164,503
Lululemon Athletica, Inc. (a)	129	49,331
NIKE, Inc. Class B	1,227	92,847
PVH Corp.	1,547	163,595
Ralph Lauren Corp.	1,133	261,700
Skechers USA, Inc. Class A (a)	2,495	167,764

See accompanying notes to financial statements.
21

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Tapestry, Inc.	2,930	$191,417
Under Armour, Inc. Class A (a)	2,419	20,029
Under Armour, Inc. Class C (a)	3,999	29,833
VF Corp.	1,269	27,233
		1,305,732
TOBACCO — 0.5%
Altria Group, Inc.	7,219	377,482
Philip Morris International, Inc.	860	103,501
		480,983
TRADING COMPANIES & DISTRIBUTORS — 1.6%
Air Lease Corp.	1,655	79,787
Core & Main, Inc. Class A (a)	6,493	330,559
Fastenal Co.	2,288	164,530
Ferguson Enterprises, Inc.	457	79,321
MSC Industrial Direct Co., Inc. Class A	376	28,083
SiteOne Landscape Supply, Inc. (a)	191	25,168
United Rentals, Inc.	318	224,012
Watsco, Inc.	240	113,734
WESCO International, Inc.	858	155,264
WW Grainger, Inc.	197	207,648
		1,408,106
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	422	52,535
Essential Utilities, Inc.	1,487	54,008
		106,543
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
T-Mobile U.S., Inc.	153	33,772
TOTAL COMMON STOCKS (Cost $76,374,076)		88,730,666
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (g) (h)	180,706	180,706
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (i)	164,365	$164,365
TOTAL SHORT-TERM INVESTMENTS (Cost $345,071)		345,071
TOTAL INVESTMENTS — 100.1% (Cost $76,719,147)		89,075,737
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(89,406)
NET ASSETS — 100.0%		$88,986,331
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2024.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Index (long)	1	03/21/2025	$167,918	$162,425	$(5,493)

During the period ended December 31, 2024, the average notional value related to futures contracts was $157,264.
See accompanying notes to financial statements.
22

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$88,730,666	$—	$0(a)	$88,730,666
Short-Term Investments	345,071	—	—	345,071
TOTAL INVESTMENTS	$89,075,737	$—	$0	$89,075,737
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(5,493)	$—	$—	$(5,493)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(5,493)	$—	$—	$(5,493)
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2024.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Corp.	668	$49,432	$788	$25,386	$4,420	$8,337	383	$37,591	$779
State Street Institutional Liquid Reserves Fund, Premier Class	137,550	137,591	464,456	602,048	7	(6)	—	—	1,416
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,263,687	1,082,981	—	—	180,706	180,706	2,761
State Street Navigator Securities Lending Portfolio II	370,318	370,318	7,995,820	8,201,773	—	—	164,365	164,365	586
Total		$557,341	$9,724,751	$9,912,188	$4,427	$8,331		$382,662	$5,542
See accompanying notes to financial statements.
23

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.3%
Huntington Ingalls Industries, Inc.	11,837	$2,236,838
AIR FREIGHT & LOGISTICS — 0.2%
CH Robinson Worldwide, Inc.	17,638	1,822,358
AIRLINES — 0.8%
Southwest Airlines Co.	178,337	5,995,690
AUTO COMPONENTS — 0.7%
BorgWarner, Inc.	69,088	2,196,308
Gentex Corp.	44,155	1,268,573
Lear Corp.	16,869	1,597,494
		5,062,375
AUTOMOBILES — 1.4%
Ford Motor Co.	883,236	8,744,036
Harley-Davidson, Inc.	35,998	1,084,620
Thor Industries, Inc.	14,252	1,364,059
		11,192,715
BANKS — 4.1%
Bank OZK	31,972	1,423,713
Citizens Financial Group, Inc.	60,255	2,636,759
Columbia Banking System, Inc.	59,927	1,618,628
Comerica, Inc.	35,033	2,166,791
Cullen/Frost Bankers, Inc.	8,222	1,103,804
East West Bancorp, Inc.	22,185	2,124,436
First Hawaiian, Inc.	26,448	686,326
First Horizon Corp.	96,331	1,940,106
FNB Corp.	56,485	834,848
Huntington Bancshares, Inc.	160,514	2,611,563
KeyCorp	130,416	2,235,330
M&T Bank Corp.	16,172	3,040,498
Popular, Inc.	7,332	689,648
Prosperity Bancshares, Inc.	12,195	918,893
Regions Financial Corp.	142,341	3,347,860
Synovus Financial Corp.	29,367	1,504,471
Webster Financial Corp.	31,294	1,728,055
Zions Bancorp NA	24,372	1,322,181
		31,933,910
BEVERAGES — 0.4%
Molson Coors Beverage Co. Class B	51,945	2,977,487
BIOTECHNOLOGY — 1.5%
Gilead Sciences, Inc.	130,049	12,012,626
BROADLINE RETAIL — 1.0%
eBay, Inc.	80,237	4,970,682
Kohl's Corp. (a)	32,347	454,152
Macy's, Inc.	80,851	1,368,807
Nordstrom, Inc.	29,383	709,600
		7,503,241
BUILDING PRODUCTS — 1.1%
A.O. Smith Corp.	26,937	1,837,373
Allegion PLC	11,867	1,550,779
Fortune Brands Innovations, Inc.	12,401	847,360
Security Description	Shares	Value
Masco Corp.	35,686	$2,589,733
Owens Corning	12,121	2,064,449
		8,889,694
CAPITAL MARKETS — 2.5%
Evercore, Inc. Class A	5,590	1,549,492
Franklin Resources, Inc.	85,110	1,726,882
Houlihan Lokey, Inc.	8,450	1,467,427
Janus Henderson Group PLC	38,456	1,635,534
MarketAxess Holdings, Inc.	5,405	1,221,746
SEI Investments Co.	15,366	1,267,388
T. Rowe Price Group, Inc.	65,451	7,401,853
TPG, Inc.	10,642	668,743
Virtu Financial, Inc. Class A	24,782	884,222
XP, Inc. Class A	115,696	1,370,998
		19,194,285
CHEMICALS — 3.9%
Albemarle Corp.	13,762	1,184,633
Celanese Corp.	23,781	1,645,883
CF Industries Holdings, Inc.	56,044	4,781,674
Chemours Co.	44,799	757,103
Dow, Inc.	99,523	3,993,858
Eastman Chemical Co.	35,023	3,198,300
FMC Corp.	17,317	841,779
Huntsman Corp.	49,057	884,498
LyondellBasell Industries NV Class A	73,082	5,427,800
Mosaic Co.	95,236	2,340,901
NewMarket Corp.	2,004	1,058,814
Olin Corp.	18,460	623,948
PPG Industries, Inc.	23,395	2,794,533
Scotts Miracle-Gro Co.	12,748	845,702
		30,379,426
COMMUNICATIONS EQUIPMENT — 0.5%
Juniper Networks, Inc.	96,432	3,611,378
CONSTRUCTION & ENGINEERING — 0.1%
Everus Construction Group, Inc. (b)	15,120	994,140
CONSUMER FINANCE — 1.5%
Ally Financial, Inc.	31,290	1,126,753
OneMain Holdings, Inc.	33,559	1,749,431
SLM Corp.	22,878	630,975
Synchrony Financial	119,647	7,777,055
		11,284,214
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.7%
Albertsons Cos., Inc. Class A	125,460	2,464,034
Dollar General Corp.	24,173	1,832,797
Kroger Co.	98,910	6,048,347
Sysco Corp.	117,355	8,972,963
Target Corp.	52,890	7,149,670
Walgreens Boots Alliance, Inc.	213,887	1,995,566
		28,463,377
CONTAINERS & PACKAGING — 2.5%
Amcor PLC	431,219	4,057,771

See accompanying notes to financial statements.
24

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Ardagh Group SA (a) (b)	6,370	$47,934
Berry Global Group, Inc.	24,908	1,610,800
Graphic Packaging Holding Co.	37,214	1,010,732
International Paper Co.	103,421	5,566,118
Packaging Corp. of America	20,613	4,640,605
Sealed Air Corp.	15,974	540,401
Silgan Holdings, Inc.	11,427	594,775
Sonoco Products Co.	29,128	1,422,903
		19,492,039
DISTRIBUTORS — 1.2%
Genuine Parts Co.	41,634	4,861,186
LKQ Corp.	78,964	2,901,927
Pool Corp.	3,650	1,244,431
		9,007,544
DIVERSIFIED CONSUMER SERVICES — 0.5%
ADT, Inc.	57,307	395,991
H&R Block, Inc.	41,267	2,180,548
Service Corp. International	17,262	1,377,853
		3,954,392
DIVERSIFIED REITs — 0.4%
WP Carey, Inc. REIT	55,985	3,050,063
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Iridium Communications, Inc.	22,664	657,709
ELECTRIC UTILITIES — 5.7%
Alliant Energy Corp.	35,539	2,101,776
American Electric Power Co., Inc.	33,105	3,053,274
Edison International	40,496	3,233,201
Entergy Corp.	89,238	6,766,025
Evergy, Inc.	66,711	4,106,062
Eversource Energy	29,467	1,692,290
Exelon Corp.	116,397	4,381,183
FirstEnergy Corp.	65,826	2,618,558
IDACORP, Inc.	11,159	1,219,456
NRG Energy, Inc.	15,137	1,365,660
OGE Energy Corp.	59,466	2,452,972
Pinnacle West Capital Corp.	33,687	2,855,647
PPL Corp.	78,743	2,555,998
Xcel Energy, Inc.	85,323	5,761,009
		44,163,111
ELECTRICAL EQUIPMENT — 0.5%
Rockwell Automation, Inc.	13,091	3,741,277
ENERGY EQUIPMENT & SERVICES — 1.3%
Baker Hughes Co.	166,992	6,850,012
Halliburton Co.	105,442	2,866,968
		9,716,980
FINANCIAL SERVICES — 0.4%
MGIC Investment Corp.	79,146	1,876,552
UWM Holdings Corp. (a)	16,907	99,244
Western Union Co.	100,805	1,068,533
		3,044,329
Security Description	Shares	Value
FOOD PRODUCTS — 5.9%
Archer-Daniels-Midland Co.	147,150	$7,434,018
Bunge Global SA	29,699	2,309,394
Campbell's Co.	57,150	2,393,442
Conagra Brands, Inc.	128,784	3,573,756
Flowers Foods, Inc.	55,882	1,154,522
General Mills, Inc.	71,368	4,551,137
Hershey Co.	13,959	2,363,957
Hormel Foods Corp.	55,942	1,754,901
Ingredion, Inc.	19,521	2,685,309
J.M. Smucker Co.	30,560	3,365,267
Kellanova	69,622	5,637,293
Kraft Heinz Co.	98,927	3,038,048
McCormick & Co., Inc.	21,373	1,629,478
Tyson Foods, Inc. Class A	69,493	3,991,678
		45,882,200
GAS UTILITIES — 1.2%
Atmos Energy Corp.	34,400	4,790,888
MDU Resources Group, Inc.	60,326	1,087,075
National Fuel Gas Co.	27,072	1,642,729
UGI Corp.	62,310	1,759,011
		9,279,703
GROUND TRANSPORTATION — 0.4%
Knight-Swift Transportation Holdings, Inc.	15,337	813,475
Ryder System, Inc.	12,804	2,008,435
Schneider National, Inc. Class B (a)	13,781	403,508
		3,225,418
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Baxter International, Inc.	65,816	1,919,194
Dentsply Sirona, Inc.	32,259	612,276
		2,531,470
HEALTH CARE PROVIDERS & SERVICES — 2.4%
Cardinal Health, Inc.	72,669	8,594,563
CVS Health Corp.	96,075	4,312,807
Labcorp Holdings, Inc.	11,461	2,628,236
Premier, Inc. Class A	35,818	759,341
Quest Diagnostics, Inc.	16,865	2,544,254
		18,839,201
HEALTH CARE REITs — 0.3%
Healthpeak Properties, Inc. REIT	50,784	1,029,392
Omega Healthcare Investors, Inc. REIT	37,729	1,428,042
		2,457,434
HOTEL & RESORT REITs — 0.5%
Host Hotels & Resorts, Inc. REIT	209,024	3,662,100
Park Hotels & Resorts, Inc. REIT	39,898	561,365
		4,223,465
HOTELS, RESTAURANTS & LEISURE — 2.5%
Aramark	56,046	2,091,076
Boyd Gaming Corp.	17,511	1,270,248
Darden Restaurants, Inc.	35,527	6,632,536

See accompanying notes to financial statements.
25

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Marriott Vacations Worldwide Corp.	10,237	$919,282
Texas Roadhouse, Inc.	7,728	1,394,363
Travel & Leisure Co.	20,523	1,035,385
Vail Resorts, Inc.	11,272	2,112,936
Wendy's Co.	51,162	833,941
Wyndham Hotels & Resorts, Inc.	19,368	1,952,101
Wynn Resorts Ltd.	12,873	1,109,138
		19,351,006
HOUSEHOLD DURABLES — 0.4%
Leggett & Platt, Inc.	38,991	374,314
Newell Brands, Inc.	123,000	1,225,080
Whirlpool Corp. (a)	15,798	1,808,555
		3,407,949
HOUSEHOLD PRODUCTS — 1.4%
Clorox Co.	29,409	4,776,316
Kimberly-Clark Corp.	41,594	5,450,478
Reynolds Consumer Products, Inc.	15,922	429,735
Spectrum Brands Holdings, Inc.	5,095	430,476
		11,087,005
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
AES Corp.	101,085	1,300,964
Brookfield Renewable Corp.	24,543	678,859
Clearway Energy, Inc. Class A	10,137	247,850
Clearway Energy, Inc. Class C	23,983	623,558
		2,851,231
INDUSTRIAL REITs — 0.4%
EastGroup Properties, Inc. REIT	6,009	964,384
First Industrial Realty Trust, Inc. REIT	25,737	1,290,196
STAG Industrial, Inc. REIT	24,232	819,526
		3,074,106
INSURANCE — 3.1%
American Financial Group, Inc.	13,693	1,874,982
Assured Guaranty Ltd.	15,856	1,427,199
Axis Capital Holdings Ltd.	11,404	1,010,622
Cincinnati Financial Corp.	45,692	6,565,940
CNA Financial Corp.	5,364	259,457
Everest Group Ltd.	12,529	4,541,261
Fidelity National Financial, Inc.	33,262	1,867,329
First American Financial Corp.	17,030	1,063,353
Old Republic International Corp.	58,729	2,125,403
Unum Group	40,017	2,922,442
		23,657,988
IT SERVICES — 1.5%
Amdocs Ltd.	33,986	2,893,568
Cognizant Technology Solutions Corp. Class A	109,029	8,384,330
		11,277,898
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Brunswick Corp.	20,147	1,303,108
Hasbro, Inc.	19,044	1,064,750
Security Description	Shares	Value
Polaris, Inc.	15,668	$902,790
		3,270,648
MACHINERY — 5.2%
AGCO Corp. (a)	12,534	1,171,678
Allison Transmission Holdings, Inc.	18,642	2,014,455
CNH Industrial NV	259,648	2,941,812
Cummins, Inc.	26,089	9,094,625
Donaldson Co., Inc.	18,606	1,253,114
Flowserve Corp.	23,783	1,367,998
Lincoln Electric Holdings, Inc.	8,725	1,635,676
Oshkosh Corp.	17,405	1,654,693
PACCAR, Inc.	88,532	9,209,099
Snap-on, Inc.	15,448	5,244,287
Stanley Black & Decker, Inc.	37,898	3,042,830
Timken Co.	9,686	691,290
Toro Co.	14,281	1,143,908
		40,465,465
MEDIA — 1.8%
Fox Corp. Class A	47,889	2,326,448
Fox Corp. Class B	30,305	1,386,151
Interpublic Group of Cos., Inc.	111,825	3,133,336
Nexstar Media Group, Inc.	9,287	1,467,067
Omnicom Group, Inc.	57,943	4,985,416
Sirius XM Holdings, Inc.	17,927	408,736
		13,707,154
METALS & MINING — 0.7%
Reliance, Inc.	9,710	2,614,515
Steel Dynamics, Inc.	23,986	2,736,083
		5,350,598
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.3%
Rithm Capital Corp. REIT	142,944	1,548,083
Starwood Property Trust, Inc. REIT	38,547	730,466
		2,278,549
MULTI-UTILITIES — 4.4%
Ameren Corp.	44,043	3,925,993
CenterPoint Energy, Inc.	100,862	3,200,351
CMS Energy Corp.	38,815	2,587,020
Consolidated Edison, Inc.	34,444	3,073,438
Dominion Energy, Inc.	77,424	4,170,057
DTE Energy Co.	19,211	2,319,728
NiSource, Inc.	82,702	3,040,126
Public Service Enterprise Group, Inc.	43,843	3,704,295
Sempra	41,713	3,659,064
WEC Energy Group, Inc.	44,323	4,168,135
		33,848,207
OFFICE REITs — 0.5%
BXP, Inc. REIT	13,131	976,421
Cousins Properties, Inc. REIT	14,624	448,079
Highwoods Properties, Inc. REIT	31,296	957,032

See accompanying notes to financial statements.
26

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Kilroy Realty Corp. REIT	28,492	$1,152,502
		3,534,034
OIL, GAS & CONSUMABLE FUELS — 6.5%
Antero Midstream Corp.	100,918	1,522,853
APA Corp.	108,653	2,508,798
Chord Energy Corp.	18,366	2,147,353
Civitas Resources, Inc.	29,680	1,361,422
Coterra Energy, Inc.	221,511	5,657,391
Devon Energy Corp.	187,872	6,149,050
Diamondback Energy, Inc.	53,057	8,692,328
DT Midstream, Inc.	28,810	2,864,578
EOG Resources, Inc.	66,900	8,200,602
Expand Energy Corp.	39,368	3,919,084
HF Sinclair Corp.	48,014	1,682,891
Valero Energy Corp.	32,649	4,002,441
Viper Energy, Inc.	27,111	1,330,337
		50,039,128
PERSONAL CARE PRODUCTS — 0.8%
Kenvue, Inc.	307,765	6,570,783
PHARMACEUTICALS — 3.9%
Bristol-Myers Squibb Co.	363,571	20,563,576
Organon & Co.	75,948	1,133,144
Perrigo Co. PLC	40,447	1,039,892
Royalty Pharma PLC Class A	116,125	2,962,349
Viatris, Inc.	355,433	4,425,141
		30,124,102
PROFESSIONAL SERVICES — 1.4%
Genpact Ltd.	52,767	2,266,343
ManpowerGroup, Inc.	14,371	829,494
Paychex, Inc.	37,173	5,212,398
Robert Half, Inc.	30,711	2,163,897
		10,472,132
RESIDENTIAL REITs — 2.0%
AvalonBay Communities, Inc. REIT	11,001	2,419,890
Camden Property Trust REIT	18,849	2,187,238
Equity LifeStyle Properties, Inc. REIT	25,703	1,711,820
Equity Residential REIT	35,334	2,535,568
Essex Property Trust, Inc. REIT	4,806	1,371,825
Mid-America Apartment Communities, Inc. REIT	20,553	3,176,877
UDR, Inc. REIT	50,703	2,201,017
		15,604,235
RETAIL REITs — 2.2%
Agree Realty Corp. REIT	10,411	733,455
Brixmor Property Group, Inc. REIT	71,455	1,989,307
Federal Realty Investment Trust REIT	9,493	1,062,742
Kimco Realty Corp. REIT	115,944	2,716,568
NNN REIT, Inc.	54,398	2,222,158
Regency Centers Corp. REIT	20,671	1,528,207
Security Description	Shares	Value
Simon Property Group, Inc. REIT	37,933	$6,532,442
		16,784,879
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Amkor Technology, Inc.	17,550	450,859
Skyworks Solutions, Inc.	47,863	4,244,491
		4,695,350
SOFTWARE — 0.4%
Dolby Laboratories, Inc. Class A	11,663	910,880
Gen Digital, Inc.	91,410	2,502,806
		3,413,686
SPECIALIZED REITs — 3.6%
CubeSmart REIT	67,086	2,874,635
EPR Properties REIT	22,296	987,267
Gaming & Leisure Properties, Inc. REIT	78,130	3,762,741
Lamar Advertising Co. Class A REIT	25,845	3,146,370
National Storage Affiliates Trust REIT	21,412	811,729
Public Storage REIT	20,171	6,040,004
Rayonier, Inc. REIT	42,167	1,100,559
VICI Properties, Inc. REIT	248,210	7,250,214
Weyerhaeuser Co. REIT	75,636	2,129,153
		28,102,672
SPECIALTY RETAIL — 2.1%
Advance Auto Parts, Inc.	12,316	582,424
Bath & Body Works, Inc.	34,742	1,346,947
Best Buy Co., Inc.	64,356	5,521,745
Dick's Sporting Goods, Inc.	17,096	3,912,249
Gap, Inc.	59,637	1,409,222
Penske Automotive Group, Inc.	4,976	758,541
Williams-Sonoma, Inc.	16,033	2,968,991
		16,500,119
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.2%
Hewlett Packard Enterprise Co.	387,130	8,265,226
HP, Inc.	157,790	5,148,688
NetApp, Inc.	32,879	3,816,594
		17,230,508
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Carter's, Inc.	10,512	569,645
Columbia Sportswear Co.	10,002	839,468
Ralph Lauren Corp.	11,420	2,637,792
Tapestry, Inc.	68,568	4,479,547
VF Corp.	103,858	2,228,793
		10,755,245
TOBACCO — 1.5%
Altria Group, Inc.	221,573	11,586,052
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Air Lease Corp.	23,016	1,109,601
MSC Industrial Direct Co., Inc. Class A	13,776	1,028,930

See accompanying notes to financial statements.
27

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Watsco, Inc.	5,351	$2,535,785
		4,674,316
WATER UTILITIES — 0.2%
Essential Utilities, Inc.	36,259	1,316,927
TOTAL COMMON STOCKS (Cost $728,548,958)		771,852,061
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	1,138,787	1,138,787
State Street Navigator Securities Lending Portfolio II (e) (f)	2,370,802	2,370,802
TOTAL SHORT-TERM INVESTMENTS (Cost $3,509,589)		3,509,589
TOTAL INVESTMENTS — 100.1% (Cost $732,058,547)		775,361,650
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(948,847)
NET ASSETS — 100.0%		$774,412,803

(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	8	03/21/2025	$2,457,684	$2,374,300	$(83,384)

During the period ended December 31, 2024, the average notional value related to futures contracts was $2,301,743.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$771,852,061	$—	$—	$771,852,061
Short-Term Investments	3,509,589	—	—	3,509,589
TOTAL INVESTMENTS	$775,361,650	$—	$—	$775,361,650
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(83,384)	$—	$—	$(83,384)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(83,384)	$—	$—	$(83,384)
See accompanying notes to financial statements.
28

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$4,945,805	$4,945,805	$—	$—	—	$—	$17,288
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	19,979,433	18,840,646	—	—	1,138,787	1,138,787	31,651
State Street Navigator Securities Lending Portfolio II	652,751	652,751	21,481,572	19,763,521	—	—	2,370,802	2,370,802	126,704
Total		$652,751	$46,406,810	$43,549,972	$—	$—		$3,509,589	$175,643
See accompanying notes to financial statements.
29

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.4%
BWX Technologies, Inc.	169,911	$18,926,386
Curtiss-Wright Corp.	70,532	25,029,691
Hexcel Corp.	75,275	4,719,743
Woodward, Inc.	110,857	18,448,822
		67,124,642
AIRLINES — 0.8%
American Airlines Group, Inc. (a) (b)	1,220,900	21,280,287
AUTO COMPONENTS — 0.2%
Gentex Corp.	173,271	4,978,076
BANKS — 4.2%
Commerce Bancshares, Inc.	129,745	8,084,411
Cullen/Frost Bankers, Inc.	83,393	11,195,510
East West Bancorp, Inc.	257,540	24,662,030
First Financial Bankshares, Inc.	133,866	4,825,869
Glacier Bancorp, Inc.	94,800	4,760,856
Home BancShares, Inc.	130,500	3,693,150
International Bancshares Corp.	70,525	4,454,359
Pinnacle Financial Partners, Inc.	91,030	10,412,922
Synovus Financial Corp.	129,000	6,608,670
UMB Financial Corp.	47,900	5,405,994
Western Alliance Bancorp	202,629	16,927,627
Wintrust Financial Corp.	64,200	8,006,382
Zions Bancorp NA	109,800	5,956,650
		114,994,430
BEVERAGES — 0.7%
Celsius Holdings, Inc. (a) (b)	187,214	4,931,217
Coca-Cola Consolidated, Inc.	10,950	13,796,890
		18,728,107
BIOTECHNOLOGY — 4.4%
Arrowhead Pharmaceuticals, Inc. (a)	90,034	1,692,639
Cytokinetics, Inc. (a)	109,670	5,158,877
Exelixis, Inc. (a)	530,612	17,669,380
Halozyme Therapeutics, Inc. (a)	236,351	11,299,941
Neurocrine Biosciences, Inc. (a)	188,135	25,680,427
Roivant Sciences Ltd. (a) (b)	797,913	9,439,311
Sarepta Therapeutics, Inc. (a)	177,500	21,582,225
United Therapeutics Corp. (a)	82,902	29,251,142
		121,773,942
BROADLINE RETAIL — 0.3%
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	67,227	7,376,819
BUILDING PRODUCTS — 3.5%
AAON, Inc.	125,299	14,745,187
Advanced Drainage Systems, Inc.	62,893	7,270,431
Carlisle Cos., Inc.	83,988	30,978,134
Owens Corning	159,394	27,147,986
Simpson Manufacturing Co., Inc.	51,746	8,581,039
Security Description	Shares	Value
Trex Co., Inc. (a)	97,561	$6,734,636
		95,457,413
CAPITAL MARKETS — 5.6%
Affiliated Managers Group, Inc.	23,000	4,253,160
Carlyle Group, Inc.	145,098	7,325,998
Evercore, Inc. Class A	65,827	18,246,586
Federated Hermes, Inc.	88,300	3,630,013
Hamilton Lane, Inc. Class A (b)	77,589	11,487,052
Houlihan Lokey, Inc.	99,579	17,292,889
Interactive Brokers Group, Inc. Class A	202,320	35,743,874
Janus Henderson Group PLC	94,500	4,019,085
Jefferies Financial Group, Inc.	159,900	12,536,160
Morningstar, Inc.	50,173	16,896,260
SEI Investments Co.	111,071	9,161,136
Stifel Financial Corp.	135,000	14,320,800
		154,913,013
CHEMICALS — 1.3%
Axalta Coating Systems Ltd. (a)	218,778	7,486,583
Cabot Corp.	57,064	5,210,514
NewMarket Corp.	6,300	3,328,605
RPM International, Inc.	136,336	16,777,508
Scotts Miracle-Gro Co.	29,267	1,941,573
		34,744,783
COMMERCIAL SERVICES & SUPPLIES — 3.0%
Brink's Co.	40,507	3,757,834
Clean Harbors, Inc. (a)	94,096	21,655,253
MSA Safety, Inc.	36,524	6,054,584
RB Global, Inc.	342,610	30,906,848
Tetra Tech, Inc.	497,397	19,816,297
		82,190,816
COMMUNICATIONS EQUIPMENT — 0.7%
Ciena Corp. (a)	161,019	13,656,021
Lumentum Holdings, Inc. (a)	80,400	6,749,580
		20,405,601
CONSTRUCTION & ENGINEERING — 3.8%
AECOM	131,997	14,099,920
Comfort Systems USA, Inc.	65,950	27,966,757
EMCOR Group, Inc.	85,515	38,815,258
MasTec, Inc. (a)	114,400	15,574,416
Valmont Industries, Inc.	27,200	8,341,424
		104,797,775
CONSTRUCTION MATERIALS — 0.9%
Eagle Materials, Inc.	62,361	15,388,200
Knife River Corp. (a)	105,136	10,686,023
		26,074,223
CONSUMER FINANCE — 0.6%
FirstCash Holdings, Inc.	46,265	4,793,054
SLM Corp. (b)	394,495	10,880,172
		15,673,226

See accompanying notes to financial statements.
30

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	115,800	$10,346,730
Casey's General Stores, Inc.	47,629	18,872,039
Sprouts Farmers Market, Inc. (a)	185,759	23,604,396
		52,823,165
CONTAINERS & PACKAGING — 0.6%
AptarGroup, Inc.	65,498	10,289,736
Graphic Packaging Holding Co.	217,500	5,907,300
		16,197,036
DIVERSIFIED CONSUMER SERVICES — 2.1%
Duolingo, Inc. (a)	70,425	22,833,898
Grand Canyon Education, Inc. (a)	53,357	8,739,877
H&R Block, Inc. (b)	254,600	13,453,064
Service Corp. International	163,880	13,080,901
		58,107,740
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Iridium Communications, Inc.	103,657	3,008,126
ELECTRIC UTILITIES — 0.2%
IDACORP, Inc.	40,560	4,432,397
ELECTRICAL EQUIPMENT — 1.3%
Acuity Brands, Inc.	56,746	16,577,209
nVent Electric PLC	306,226	20,872,364
		37,449,573
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Belden, Inc.	74,900	8,434,489
Cognex Corp.	127,424	4,569,425
Coherent Corp. (a)	287,400	27,225,402
Crane NXT Co. (b)	36,500	2,125,030
Fabrinet (a)	67,359	14,810,897
Novanta, Inc. (a)	40,700	6,217,739
Vontier Corp.	117,164	4,272,971
		67,655,953
ENERGY EQUIPMENT & SERVICES — 0.5%
ChampionX Corp.	141,539	3,848,446
Valaris Ltd. (a) (b)	121,546	5,377,195
Weatherford International PLC	64,786	4,640,621
		13,866,262
ENTERTAINMENT — 0.8%
TKO Group Holdings, Inc. (a)	123,590	17,563,375
Warner Music Group Corp. Class A (b)	126,320	3,915,920
		21,479,295
FINANCIAL SERVICES — 2.4%
Equitable Holdings, Inc.	582,117	27,458,459
Euronet Worldwide, Inc. (a)	45,230	4,651,453
MGIC Investment Corp.	225,936	5,356,943
Shift4 Payments, Inc. Class A (a) (b)	127,618	13,244,196
Security Description	Shares	Value
Voya Financial, Inc.	92,908	$6,394,858
WEX, Inc. (a)	51,757	9,074,037
		66,179,946
FOOD PRODUCTS — 0.7%
Ingredion, Inc.	52,096	7,166,326
Lancaster Colony Corp.	17,597	3,046,744
Pilgrim's Pride Corp. (a) (b)	74,900	3,399,711
Post Holdings, Inc. (a)	49,300	5,642,878
		19,255,659
GROUND TRANSPORTATION — 1.5%
Ryder System, Inc.	41,600	6,525,376
Saia, Inc. (a) (b)	49,412	22,518,531
XPO, Inc. (a)	105,963	13,897,047
		42,940,954
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Globus Medical, Inc. Class A (a)	211,300	17,476,623
Haemonetics Corp. (a)	54,168	4,229,438
Lantheus Holdings, Inc. (a) (b)	129,163	11,554,922
LivaNova PLC (a)	41,326	1,913,807
Masimo Corp. (a)	82,584	13,651,135
Penumbra, Inc. (a)	46,300	10,995,324
		59,821,249
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Chemed Corp.	12,758	6,759,188
Encompass Health Corp.	132,866	12,270,175
Ensign Group, Inc.	105,687	14,041,575
HealthEquity, Inc. (a)	162,278	15,570,574
Tenet Healthcare Corp. (a)	107,800	13,607,594
		62,249,106
HEALTH CARE REITs — 0.3%
Omega Healthcare Investors, Inc. REIT	200,630	7,593,846
HEALTH CARE TECHNOLOGY — 0.5%
Doximity, Inc. Class A (a)	238,038	12,708,849
HOTEL & RESORT REITs — 0.1%
Park Hotels & Resorts, Inc. REIT (b)	187,916	2,643,978
HOTELS, RESTAURANTS & LEISURE — 5.2%
Boyd Gaming Corp. (b)	75,117	5,448,987
Choice Hotels International, Inc. (b)	41,474	5,888,479
Churchill Downs, Inc.	136,512	18,229,813
Hilton Grand Vacations, Inc. (a)	115,272	4,489,844
Hyatt Hotels Corp. Class A (b)	78,588	12,336,744
Light & Wonder, Inc. (a)	164,084	14,173,576
Planet Fitness, Inc. Class A (a)	156,397	15,462,971
Texas Roadhouse, Inc.	123,939	22,362,314
Travel & Leisure Co.	127,124	6,413,406
Vail Resorts, Inc. (b)	36,891	6,915,218
Wendy's Co.	143,111	2,332,709
Wingstop, Inc.	54,299	15,431,776

See accompanying notes to financial statements.
31

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Wyndham Hotels & Resorts, Inc.	144,523	$14,566,473
		144,052,310
HOUSEHOLD DURABLES — 2.0%
KB Home	68,015	4,469,946
Tempur Sealy International, Inc.	190,351	10,790,998
Toll Brothers, Inc.	187,635	23,632,628
TopBuild Corp. (a)	54,450	16,952,463
		55,846,035
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Ormat Technologies, Inc.	45,000	3,047,400
INDUSTRIAL REITs — 0.5%
EastGroup Properties, Inc. REIT	43,176	6,929,316
First Industrial Realty Trust, Inc. REIT	132,829	6,658,718
		13,588,034
INSURANCE — 3.4%
American Financial Group, Inc.	59,000	8,078,870
Kinsale Capital Group, Inc.	41,100	19,116,843
Primerica, Inc.	61,971	16,820,169
RenaissanceRe Holdings Ltd.	96,540	24,020,117
RLI Corp.	77,459	12,767,567
Ryan Specialty Holdings, Inc.	197,626	12,679,684
		93,483,250
IT SERVICES — 0.3%
Kyndryl Holdings, Inc. (a)	241,700	8,362,820
LEISURE EQUIPMENT & PRODUCTS — 0.1%
YETI Holdings, Inc. (a)	66,176	2,548,438
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Bruker Corp.	94,594	5,545,100
Illumina, Inc. (a)	153,200	20,472,116
Medpace Holdings, Inc. (a)	47,352	15,731,755
Repligen Corp. (a)	40,628	5,847,994
Sotera Health Co. (a) (b)	130,710	1,788,113
		49,385,078
MACHINERY — 5.0%
Chart Industries, Inc. (a) (b)	78,135	14,911,283
Crane Co.	47,910	7,270,343
Donaldson Co., Inc.	126,828	8,541,866
Esab Corp.	105,551	12,659,787
Flowserve Corp.	170,818	9,825,451
Graco, Inc.	153,718	12,956,890
ITT, Inc.	107,537	15,364,887
Lincoln Electric Holdings, Inc.	59,762	11,203,582
Mueller Industries, Inc.	211,356	16,773,212
RBC Bearings, Inc. (a)	58,010	17,353,111
Toro Co.	80,050	6,412,005
Watts Water Technologies, Inc. Class A	25,950	5,275,635
		138,548,052
MARINE — 0.4%
Kirby Corp. (a)	106,651	11,283,676
Security Description	Shares	Value
MEDIA — 0.3%
New York Times Co. Class A	163,663	$8,518,659
METALS & MINING — 0.8%
Carpenter Technology Corp.	92,600	15,715,146
Royal Gold, Inc.	54,953	7,245,553
		22,960,699
OFFICE REITs — 0.5%
COPT Defense Properties REIT	108,604	3,361,294
Vornado Realty Trust REIT	225,000	9,459,000
		12,820,294
OIL, GAS & CONSUMABLE FUELS — 2.7%
Antero Midstream Corp.	313,035	4,723,698
CNX Resources Corp. (a)	277,346	10,170,278
DT Midstream, Inc.	180,499	17,947,016
Matador Resources Co.	137,989	7,763,261
Permian Resources Corp.	1,182,363	17,002,380
Range Resources Corp.	206,234	7,420,299
Viper Energy, Inc.	191,350	9,389,544
		74,416,476
PAPER & FOREST PRODUCTS — 0.4%
Louisiana-Pacific Corp.	116,155	12,027,850
PERSONAL CARE PRODUCTS — 0.8%
BellRing Brands, Inc. (a)	110,495	8,324,693
elf Beauty, Inc. (a) (b)	104,657	13,139,687
		21,464,380
PROFESSIONAL SERVICES — 2.4%
CACI International, Inc. Class A (a)	24,996	10,099,884
ExlService Holdings, Inc. (a)	298,939	13,266,913
Exponent, Inc.	56,559	5,039,407
Genpact Ltd.	159,800	6,863,410
KBR, Inc.	104,012	6,025,415
Parsons Corp. (a)	86,783	8,005,732
Paylocity Holding Corp. (a)	80,778	16,112,787
		65,413,548
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc. (a)	46,700	11,821,638
RESIDENTIAL REITs — 0.9%
American Homes 4 Rent Class A REIT	223,984	8,381,481
Equity LifeStyle Properties, Inc. REIT	177,468	11,819,369
Independence Realty Trust, Inc. REIT (b)	250,500	4,969,920
		25,170,770
RETAIL REITs — 0.7%
Agree Realty Corp. REIT	78,700	5,544,415
Brixmor Property Group, Inc. REIT	303,074	8,437,580
Kite Realty Group Trust REIT	175,500	4,429,620
		18,411,615

See accompanying notes to financial statements.
32

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Allegro MicroSystems, Inc. (a)	92,200	$2,015,492
Cirrus Logic, Inc. (a)	60,193	5,994,019
Lattice Semiconductor Corp. (a)	125,648	7,117,959
MACOM Technology Solutions Holdings, Inc. (a)	107,625	13,981,564
MKS Instruments, Inc.	51,276	5,352,702
Onto Innovation, Inc. (a)	51,339	8,556,671
Power Integrations, Inc.	35,945	2,217,806
Rambus, Inc. (a)	198,012	10,466,914
Silicon Laboratories, Inc. (a)	25,908	3,218,292
Universal Display Corp.	37,746	5,518,465
		64,439,884
SOFTWARE — 5.6%
Altair Engineering, Inc. Class A (a)	69,947	7,631,917
Appfolio, Inc. Class A (a)	42,911	10,587,002
Aspen Technology, Inc. (a)	49,395	12,330,474
Blackbaud, Inc. (a)	35,693	2,638,426
Commvault Systems, Inc. (a)	81,242	12,260,230
DocuSign, Inc. (a)	377,100	33,916,374
Dropbox, Inc. Class A (a)	252,244	7,577,410
Dynatrace, Inc. (a)	554,602	30,142,619
Manhattan Associates, Inc. (a)	113,476	30,665,754
Qualys, Inc. (a)	39,450	5,531,679
Teradata Corp. (a)	62,253	1,939,181
		155,221,066
SPECIALIZED REITs — 1.4%
CubeSmart REIT	226,859	9,720,908
Gaming & Leisure Properties, Inc. REIT (b)	219,254	10,559,273
Lamar Advertising Co. Class A REIT	102,930	12,530,698
National Storage Affiliates Trust REIT	130,365	4,942,137
		37,753,016
SPECIALTY RETAIL — 6.1%
Abercrombie & Fitch Co. Class A (a)	94,866	14,179,621
Burlington Stores, Inc. (a)	117,009	33,354,586
Chewy, Inc. Class A (a)	306,113	10,251,724
Dick's Sporting Goods, Inc.	64,520	14,764,757
Floor & Decor Holdings, Inc. Class A (a) (b)	111,605	11,127,018
GameStop Corp. Class A (a)	332,200	10,411,148
Murphy USA, Inc. (b)	34,192	17,155,836
RH (a)	13,940	5,486,645
Security Description	Shares	Value
Valvoline, Inc. (a)	239,467	$8,663,916
Williams-Sonoma, Inc.	234,705	43,462,672
		168,857,923
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Pure Storage, Inc. Class A (a)	578,377	35,529,699
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Crocs, Inc. (a)	108,309	11,863,085
TRADING COMPANIES & DISTRIBUTORS — 1.9%
Applied Industrial Technologies, Inc.	71,393	17,096,482
Core & Main, Inc. Class A (a)	221,954	11,299,678
GATX Corp.	40,929	6,342,358
Watsco, Inc. (b)	40,109	19,007,254
		53,745,772
TOTAL COMMON STOCKS (Cost $2,447,565,715)		2,759,507,754
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	1,042,931	1,042,931
State Street Navigator Securities Lending Portfolio II (e) (f)	116,805,406	116,805,406
TOTAL SHORT-TERM INVESTMENTS (Cost $117,848,337)		117,848,337
TOTAL INVESTMENTS — 104.2% (Cost $2,565,414,052)		2,877,356,091
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(115,899,824)
NET ASSETS — 100.0%		$2,761,456,267
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
33

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,759,507,754	$—	$—	$2,759,507,754
Short-Term Investments	117,848,337	—	—	117,848,337
TOTAL INVESTMENTS	$2,877,356,091	$—	$—	$2,877,356,091

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	858,551	$858,809	$6,353,899	$7,212,708	$86	$(86)	—	$—	$16,812
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	26,822,917	25,779,986	—	—	1,042,931	1,042,931	25,401
State Street Navigator Securities Lending Portfolio II	59,754,443	59,754,443	959,908,277	902,857,314	—	—	116,805,406	116,805,406	152,748
Total		$60,613,252	$993,085,093	$935,850,008	$86	$(86)		$117,848,337	$194,961
See accompanying notes to financial statements.
34

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.2%
Hexcel Corp.	80,950	$5,075,565
AIR FREIGHT & LOGISTICS — 0.4%
GXO Logistics, Inc. (a)	238,995	10,396,282
AUTO COMPONENTS — 1.4%
Autoliv, Inc.	145,310	13,628,625
Gentex Corp.	268,378	7,710,500
Goodyear Tire & Rubber Co. (a) (b)	569,840	5,128,560
Lear Corp.	108,668	10,290,860
Visteon Corp. (a)	55,214	4,898,586
		41,657,131
AUTOMOBILES — 0.6%
Harley-Davidson, Inc. (b)	229,149	6,904,259
Thor Industries, Inc. (b)	106,539	10,196,848
		17,101,107
BANKS — 9.0%
Associated Banc-Corp.	321,820	7,691,498
Bank OZK	211,027	9,397,032
Cadence Bank	366,987	12,642,702
Columbia Banking System, Inc.	419,088	11,319,567
Comerica, Inc.	263,716	16,310,835
Commerce Bancshares, Inc.	105,348	6,564,234
Cullen/Frost Bankers, Inc.	38,484	5,166,477
First Financial Bankshares, Inc.	113,194	4,080,644
First Horizon Corp.	1,062,829	21,405,376
Flagstar Financial, Inc. (b)	606,073	5,654,661
FNB Corp.	721,387	10,662,100
Glacier Bancorp, Inc.	124,752	6,265,045
Hancock Whitney Corp.	172,680	9,449,050
Home BancShares, Inc.	229,257	6,487,973
International Bancshares Corp.	31,065	1,962,065
Old National Bancorp	639,711	13,884,927
Pinnacle Financial Partners, Inc.	55,083	6,300,944
Prosperity Bancshares, Inc.	191,051	14,395,693
SouthState Corp.	152,994	15,219,843
Synovus Financial Corp.	144,526	7,404,067
Texas Capital Bancshares, Inc. (a)	92,397	7,225,445
UMB Financial Corp.	37,265	4,205,728
United Bankshares, Inc.	269,819	10,131,704
Valley National Bancorp	949,479	8,602,280
Webster Financial Corp.	343,676	18,977,789
Wintrust Financial Corp.	63,859	7,963,856
Zions Bancorp NA	177,281	9,617,494
		258,989,029
BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (a)	17,181	5,153,956
Celsius Holdings, Inc. (a) (b)	113,340	2,985,376
		8,139,332
Security Description	Shares	Value
BIOTECHNOLOGY — 1.2%
Arrowhead Pharmaceuticals, Inc. (a)	151,686	$2,851,697
BioMarin Pharmaceutical, Inc. (a)	382,046	25,111,884
Cytokinetics, Inc. (a)	117,984	5,549,967
		33,513,548
BROADLINE RETAIL — 0.7%
Macy's, Inc.	554,763	9,392,138
Nordstrom, Inc.	193,749	4,679,038
Ollie's Bargain Outlet Holdings, Inc. (a)	50,329	5,522,601
		19,593,777
BUILDING PRODUCTS — 1.8%
Advanced Drainage Systems, Inc.	73,396	8,484,578
Fortune Brands Innovations, Inc.	249,091	17,020,388
Simpson Manufacturing Co., Inc.	28,660	4,752,688
Trex Co., Inc. (a)	109,246	7,541,251
UFP Industries, Inc.	121,788	13,719,418
		51,518,323
CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc.	35,650	6,592,398
Carlyle Group, Inc.	266,644	13,462,856
Federated Hermes, Inc.	60,757	2,497,720
Janus Henderson Group PLC	152,625	6,491,141
Jefferies Financial Group, Inc.	153,052	11,999,277
SEI Investments Co.	76,444	6,305,101
Stifel Financial Corp.	59,316	6,292,241
		53,640,734
CHEMICALS — 2.8%
Arcadium Lithium PLC (a) (b)	2,157,741	11,069,211
Ashland, Inc.	97,634	6,976,926
Avient Corp.	182,741	7,466,797
Axalta Coating Systems Ltd. (a)	200,617	6,865,114
Cabot Corp.	48,201	4,401,233
Chemours Co.	298,768	5,049,179
NewMarket Corp.	8,588	4,537,470
Olin Corp.	233,159	7,880,774
RPM International, Inc.	110,990	13,658,430
Scotts Miracle-Gro Co.	53,718	3,563,652
Westlake Corp.	66,906	7,670,773
		79,139,559
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Brink's Co.	43,638	4,048,297
MSA Safety, Inc.	39,344	6,522,055
		10,570,352
COMMUNICATIONS EQUIPMENT — 0.5%
Ciena Corp. (a)	115,570	9,801,492
Lumentum Holdings, Inc. (a)	50,837	4,267,766
		14,069,258

See accompanying notes to financial statements.
35

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 1.2%
AECOM	126,375	$13,499,378
Fluor Corp. (a)	343,913	16,961,789
Valmont Industries, Inc.	10,820	3,318,169
		33,779,336
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	549,844	19,799,882
FirstCash Holdings, Inc.	28,060	2,907,016
		22,706,898
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.8%
BJ's Wholesale Club Holdings, Inc. (a)	140,939	12,592,900
Casey's General Stores, Inc.	23,088	9,148,158
Performance Food Group Co. (a)	312,321	26,406,741
U.S. Foods Holding Corp. (a)	466,898	31,496,939
		79,644,738
CONTAINERS & PACKAGING — 2.6%
AptarGroup, Inc.	62,561	9,828,333
Berry Global Group, Inc.	229,820	14,862,459
Crown Holdings, Inc.	236,959	19,594,140
Graphic Packaging Holding Co. (b)	366,131	9,944,118
Greif, Inc. Class A	51,674	3,158,315
Silgan Holdings, Inc.	162,370	8,451,358
Sonoco Products Co.	196,535	9,600,735
		75,439,458
DIVERSIFIED CONSUMER SERVICES — 0.5%
Graham Holdings Co. Class B	6,731	5,868,893
Service Corp. International	113,185	9,034,427
		14,903,320
DIVERSIFIED REITs — 0.8%
WP Carey, Inc. REIT	438,719	23,901,411
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Frontier Communications Parent, Inc. (a)	444,432	15,421,790
Iridium Communications, Inc.	116,144	3,370,499
		18,792,289
ELECTRIC UTILITIES — 1.7%
ALLETE, Inc.	115,604	7,491,139
IDACORP, Inc.	62,904	6,874,149
OGE Energy Corp.	402,942	16,621,357
Portland General Electric Co.	210,880	9,198,586
TXNM Energy, Inc. (b)	180,345	8,867,564
		49,052,795
ELECTRICAL EQUIPMENT — 1.6%
EnerSys	79,680	7,364,822
NEXTracker, Inc. Class A (a)	287,294	10,494,850
Regal Rexnord Corp.	132,777	20,597,696
Sensata Technologies Holding PLC	299,111	8,195,642
		46,653,010
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.7%
Arrow Electronics, Inc. (a)	105,205	$11,900,790
Avnet, Inc.	173,838	9,095,204
Cognex Corp.	205,828	7,380,992
Crane NXT Co. (b)	59,038	3,437,192
Flex Ltd. (a)	777,284	29,839,933
IPG Photonics Corp. (a)	53,672	3,903,028
Littelfuse, Inc.	49,777	11,729,950
Novanta, Inc. (a) (b)	28,064	4,287,337
TD SYNNEX Corp.	151,841	17,807,913
Vontier Corp.	174,254	6,355,043
		105,737,382
ENERGY EQUIPMENT & SERVICES — 0.8%
ChampionX Corp.	228,636	6,216,613
NOV, Inc.	780,515	11,395,519
Weatherford International PLC	75,593	5,414,726
		23,026,858
ENTERTAINMENT — 0.2%
Warner Music Group Corp. Class A (b)	147,217	4,563,727
FINANCIAL SERVICES — 1.4%
Essent Group Ltd.	213,063	11,599,150
Euronet Worldwide, Inc. (a)	33,817	3,477,740
MGIC Investment Corp.	263,535	6,248,415
Voya Financial, Inc.	92,400	6,359,892
Western Union Co.	675,580	7,161,148
WEX, Inc. (a)	23,866	4,184,187
		39,030,532
FOOD PRODUCTS — 1.3%
Darling Ingredients, Inc. (a)	319,077	10,749,704
Flowers Foods, Inc.	391,726	8,093,059
Ingredion, Inc.	74,513	10,250,008
Lancaster Colony Corp.	19,670	3,405,664
Post Holdings, Inc. (a)	41,655	4,767,832
		37,266,267
GAS UTILITIES — 2.0%
National Fuel Gas Co.	182,730	11,088,056
New Jersey Resources Corp.	198,363	9,253,634
ONE Gas, Inc.	113,351	7,849,557
Southwest Gas Holdings, Inc.	120,481	8,519,212
Spire, Inc.	115,493	7,833,890
UGI Corp.	430,641	12,156,995
		56,701,344
GROUND TRANSPORTATION — 1.9%
Avis Budget Group, Inc. (a) (b)	33,752	2,720,749
Knight-Swift Transportation Holdings, Inc.	324,620	17,217,845
Landstar System, Inc.	70,867	12,179,203
Ryder System, Inc.	39,798	6,242,714
XPO, Inc. (a)	119,043	15,612,489
		53,973,000

See accompanying notes to financial statements.
36

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Dentsply Sirona, Inc.	397,515	$7,544,835
Enovis Corp. (a)	111,759	4,903,985
Envista Holdings Corp. (a)	344,214	6,639,888
Haemonetics Corp. (a) (b)	42,157	3,291,618
LivaNova PLC (a)	64,027	2,965,090
Neogen Corp. (a) (b)	394,372	4,787,676
Penumbra, Inc. (a)	26,862	6,379,188
		36,512,280
HEALTH CARE PROVIDERS & SERVICES — 1.6%
Acadia Healthcare Co., Inc. (a)	185,738	7,364,512
Amedisys, Inc. (a)	65,512	5,947,834
Chemed Corp.	16,229	8,598,124
Encompass Health Corp.	58,401	5,393,332
Option Care Health, Inc. (a)	340,328	7,895,610
Tenet Healthcare Corp. (a)	74,203	9,366,645
		44,566,057
HEALTH CARE REITs — 1.1%
Healthcare Realty Trust, Inc. REIT	710,855	12,048,992
Omega Healthcare Investors, Inc. REIT	324,878	12,296,633
Sabra Health Care REIT, Inc.	473,200	8,195,824
		32,541,449
HOTEL & RESORT REITs — 0.1%
Park Hotels & Resorts, Inc. REIT (b)	210,503	2,961,777
HOTELS, RESTAURANTS & LEISURE — 1.4%
Aramark	528,197	19,707,030
Boyd Gaming Corp.	51,727	3,752,277
Marriott Vacations Worldwide Corp. (b)	64,238	5,768,572
Vail Resorts, Inc. (b)	35,233	6,604,426
Wendy's Co.	188,384	3,070,659
		38,902,964
HOUSEHOLD DURABLES — 1.3%
KB Home	67,665	4,446,944
Taylor Morrison Home Corp. (a)	207,552	12,704,258
Tempur Sealy International, Inc.	142,399	8,072,599
Whirlpool Corp. (b)	110,595	12,660,916
		37,884,717
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Ormat Technologies, Inc. (b)	63,316	4,287,760
INDUSTRIAL REITs — 1.5%
EastGroup Properties, Inc. REIT	52,571	8,437,120
First Industrial Realty Trust, Inc. REIT	121,711	6,101,372
Rexford Industrial Realty, Inc. REIT (b)	445,119	17,208,301
STAG Industrial, Inc. REIT	365,479	12,360,500
		44,107,293
Security Description	Shares	Value
INSURANCE — 5.8%
American Financial Group, Inc.	80,867	$11,073,118
Brighthouse Financial, Inc. (a)	118,698	5,702,252
CNO Financial Group, Inc.	206,457	7,682,265
Fidelity National Financial, Inc.	521,072	29,252,982
First American Financial Corp.	206,593	12,899,667
Hanover Insurance Group, Inc.	72,284	11,179,443
Kemper Corp.	120,398	7,999,243
Old Republic International Corp.	467,750	16,927,873
Reinsurance Group of America, Inc.	132,026	28,204,714
Selective Insurance Group, Inc.	121,630	11,374,838
Unum Group	336,787	24,595,555
		166,891,950
INTERACTIVE MEDIA & SERVICES — 0.2%
ZoomInfo Technologies, Inc. (a)	542,490	5,701,570
IT SERVICES — 0.5%
ASGN, Inc. (a)	88,361	7,364,006
Kyndryl Holdings, Inc. (a)	204,380	7,071,548
		14,435,554
LEISURE EQUIPMENT & PRODUCTS — 1.1%
Brunswick Corp.	131,941	8,533,944
Mattel, Inc. (a)	675,775	11,981,491
Polaris, Inc.	104,885	6,043,474
YETI Holdings, Inc. (a)	98,354	3,787,612
		30,346,521
LIFE SCIENCES TOOLS & SERVICES — 2.8%
Avantor, Inc. (a)	1,364,272	28,745,211
Bio-Rad Laboratories, Inc. Class A (a)	38,543	12,661,761
Bruker Corp.	119,472	7,003,449
Illumina, Inc. (a) (b)	152,627	20,395,546
Repligen Corp. (a)	60,415	8,696,135
Sotera Health Co. (a)	165,167	2,259,484
		79,761,586
MACHINERY — 4.8%
AGCO Corp. (b)	124,279	11,617,601
CNH Industrial NV (b)	1,752,906	19,860,425
Crane Co.	45,735	6,940,286
Donaldson Co., Inc.	102,990	6,936,376
Flowserve Corp.	78,848	4,535,337
Graco, Inc.	172,697	14,556,630
ITT, Inc.	47,233	6,748,651
Lincoln Electric Holdings, Inc.	48,531	9,098,107
Middleby Corp. (a)	107,878	14,612,075
Oshkosh Corp.	130,155	12,373,836
Terex Corp.	133,570	6,173,605
Timken Co.	128,035	9,137,858
Toro Co.	119,008	9,532,541
Watts Water Technologies, Inc. Class A	26,862	5,461,045
		137,584,373

See accompanying notes to financial statements.
37

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
MEDIA — 0.6%
New York Times Co. Class A	150,088	$7,812,081
Nexstar Media Group, Inc.	58,325	9,213,600
		17,025,681
METALS & MINING — 3.3%
Alcoa Corp.	517,982	19,569,360
Cleveland-Cliffs, Inc. (a)	968,051	9,099,680
Commercial Metals Co.	228,502	11,333,699
Reliance, Inc.	108,482	29,209,863
Royal Gold, Inc.	72,567	9,567,959
U.S. Steel Corp.	451,576	15,349,068
		94,129,629
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.1%
Annaly Capital Management, Inc. REIT	1,123,800	20,565,540
Starwood Property Trust, Inc. REIT (b)	642,455	12,174,522
		32,740,062
MULTI-UTILITIES — 0.5%
Black Hills Corp.	143,142	8,376,670
Northwestern Energy Group, Inc.	122,665	6,557,671
		14,934,341
OFFICE REITs — 0.9%
COPT Defense Properties REIT	107,923	3,340,217
Cousins Properties, Inc. REIT	334,968	10,263,420
Kilroy Realty Corp. REIT	212,512	8,596,110
Vornado Realty Trust REIT	89,583	3,766,069
		25,965,816
OIL, GAS & CONSUMABLE FUELS — 5.2%
Antero Midstream Corp.	336,897	5,083,776
Antero Resources Corp. (a)	586,440	20,554,722
Chord Energy Corp.	122,600	14,334,392
Civitas Resources, Inc.	177,549	8,144,173
Expand Energy Corp. (b)	421,363	41,946,687
HF Sinclair Corp.	320,834	11,245,232
Matador Resources Co.	83,582	4,702,323
Murphy Oil Corp.	274,146	8,295,658
Ovintiv, Inc.	521,926	21,138,003
PBF Energy, Inc. Class A	195,666	5,194,932
Range Resources Corp.	260,632	9,377,539
		150,017,437
PERSONAL CARE PRODUCTS — 0.5%
BellRing Brands, Inc. (a)	139,580	10,515,957
Coty, Inc. Class A (a)	730,668	5,085,449
		15,601,406
PHARMACEUTICALS — 0.8%
Jazz Pharmaceuticals PLC (a)	121,237	14,930,337
Perrigo Co. PLC	272,799	7,013,662
		21,943,999
Security Description	Shares	Value
PROFESSIONAL SERVICES — 2.6%
CACI International, Inc. Class A (a)	17,916	$7,239,139
Concentrix Corp. (b)	93,302	4,037,178
Exponent, Inc.	40,620	3,619,242
FTI Consulting, Inc. (a)	70,845	13,540,605
Genpact Ltd.	152,559	6,552,409
Insperity, Inc.	71,057	5,507,628
KBR, Inc.	154,579	8,954,761
ManpowerGroup, Inc.	93,903	5,420,081
Maximus, Inc.	120,322	8,982,037
Science Applications International Corp.	99,342	11,104,449
		74,957,529
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc. (a)	44,631	11,297,891
RESIDENTIAL REITs — 1.1%
American Homes 4 Rent Class A REIT	394,437	14,759,833
Equity LifeStyle Properties, Inc. REIT	191,594	12,760,160
Independence Realty Trust, Inc. REIT (b)	179,803	3,567,291
		31,087,284
RETAIL REITs — 1.3%
Agree Realty Corp. REIT	121,840	8,583,628
Brixmor Property Group, Inc. REIT	277,842	7,735,121
Kite Realty Group Trust REIT	250,397	6,320,020
NNN REIT, Inc.	376,058	15,361,970
		38,000,739
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Allegro MicroSystems, Inc. (a)	162,007	3,541,473
Amkor Technology, Inc.	226,866	5,828,187
Cirrus Logic, Inc. (a)	41,486	4,131,176
Lattice Semiconductor Corp. (a)	140,701	7,970,712
MKS Instruments, Inc.	79,685	8,318,317
Onto Innovation, Inc. (a)	43,439	7,239,978
Power Integrations, Inc.	75,028	4,629,228
Silicon Laboratories, Inc. (a)	36,948	4,589,680
Synaptics, Inc. (a)	80,124	6,115,064
Universal Display Corp.	47,633	6,963,945
		59,327,760
SOFTWARE — 1.6%
Altair Engineering, Inc. Class A (a)	44,238	4,826,808
Bill Holdings, Inc. (a)	190,931	16,173,765
Blackbaud, Inc. (a)	39,990	2,956,061
Dolby Laboratories, Inc. Class A	119,379	9,323,500
Dropbox, Inc. Class A (a)	173,655	5,216,596
Qualys, Inc. (a)	30,757	4,312,746
Teradata Corp. (a)	124,424	3,875,808
		46,685,284

See accompanying notes to financial statements.
38

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
SPECIALIZED REITs — 1.8%
CubeSmart REIT	208,089	$8,916,614
EPR Properties REIT	151,463	6,706,782
Gaming & Leisure Properties, Inc. REIT (b)	313,651	15,105,432
Lamar Advertising Co. Class A REIT	65,040	7,917,970
PotlatchDeltic Corp. REIT	143,301	5,624,564
Rayonier, Inc. REIT	268,165	6,999,106
		51,270,468
SPECIALTY RETAIL — 3.3%
AutoNation, Inc. (a)	52,507	8,917,789
Dick's Sporting Goods, Inc.	46,310	10,597,580
Five Below, Inc. (a)	110,045	11,550,323
Floor & Decor Holdings, Inc. Class A (a)	94,367	9,408,390
GameStop Corp. Class A (a)	456,337	14,301,602
Gap, Inc.	444,047	10,492,831
Lithia Motors, Inc.	53,406	19,088,907
Penske Automotive Group, Inc.	37,416	5,703,695
RH (a)	14,967	5,890,861
		95,951,978
TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Capri Holdings Ltd. (a) (b)	235,768	4,965,274
Columbia Sportswear Co. (b)	64,067	5,377,143
PVH Corp.	111,955	11,839,241
Skechers USA, Inc. Class A (a)	263,857	17,741,745
Under Armour, Inc. Class A (a) (b)	377,675	3,127,149
Under Armour, Inc. Class C (a) (b)	259,321	1,934,535
		44,985,087
TRADING COMPANIES & DISTRIBUTORS — 1.6%
Core & Main, Inc. Class A (a)	146,404	7,453,427
GATX Corp. (b)	27,028	4,188,259
MSC Industrial Direct Co., Inc. Class A	89,472	6,682,664
Security Description	Shares	Value
Watsco, Inc.	26,546	$12,579,884
WESCO International, Inc.	89,419	16,181,262
		47,085,496
WATER UTILITIES — 0.6%
Essential Utilities, Inc.	506,559	18,398,223
TOTAL COMMON STOCKS (Cost $2,877,557,922)		2,856,468,323
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	3,008,231	3,008,231
State Street Navigator Securities Lending Portfolio II (e) (f)	56,635,600	56,635,600
TOTAL SHORT-TERM INVESTMENTS (Cost $59,643,831)		59,643,831
TOTAL INVESTMENTS — 101.8% (Cost $2,937,201,753)		2,916,112,154
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(51,956,662)
NET ASSETS — 100.0%		$2,864,155,492
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,856,468,323	$—	$—	$2,856,468,323
Short-Term Investments	59,643,831	—	—	59,643,831
TOTAL INVESTMENTS	$2,916,112,154	$—	$—	$2,916,112,154
See accompanying notes to financial statements.
39

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$9,605,155	$9,605,155	$—	$—	—	$—	$18,963
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	57,197,840	54,189,609	—	—	3,008,231	3,008,231	53,650
State Street Navigator Securities Lending Portfolio II	39,656,620	39,656,620	820,221,878	803,242,898	—	—	56,635,600	56,635,600	138,630
Total		$39,656,620	$887,024,873	$867,037,662	$—	$—		$59,643,831	$211,243
See accompanying notes to financial statements.
40

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.6%
Axon Enterprise, Inc. (a)	3,573	$2,123,505
General Electric Co.	53,360	8,899,915
		11,023,420
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	5,811	600,392
United Parcel Service, Inc. Class B	36,056	4,546,662
		5,147,054
AIRLINES — 0.1%
Delta Air Lines, Inc.	31,551	1,908,836
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	11,617	702,596
BorgWarner, Inc.	10,741	341,457
		1,044,053
AUTOMOBILES — 3.4%
General Motors Co.	54,215	2,888,033
Tesla, Inc. (a)	137,667	55,595,441
		58,483,474
BANKS — 4.1%
Bank of America Corp.	328,988	14,459,023
Citigroup, Inc.	93,160	6,557,533
Citizens Financial Group, Inc.	21,753	951,911
Fifth Third Bancorp	33,015	1,395,874
Huntington Bancshares, Inc.	71,390	1,161,515
JPMorgan Chase & Co.	138,776	33,265,995
KeyCorp	48,894	838,043
M&T Bank Corp.	8,215	1,544,502
PNC Financial Services Group, Inc.	19,518	3,764,046
Regions Financial Corp.	45,069	1,060,023
Truist Financial Corp.	65,453	2,839,351
U.S. Bancorp	76,778	3,672,292
		71,510,108
BEVERAGES — 1.4%
Coca-Cola Co.	191,063	11,895,583
Keurig Dr. Pepper, Inc.	55,324	1,777,007
Molson Coors Beverage Co. Class B	8,654	496,047
PepsiCo, Inc.	67,603	10,279,712
		24,448,349
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	87,087	15,475,360
Amgen, Inc.	26,490	6,904,353
Biogen, Inc. (a)	7,191	1,099,648
Gilead Sciences, Inc.	61,448	5,675,952
Incyte Corp. (a)	7,782	537,503
Moderna, Inc. (a)	16,663	692,847
Regeneron Pharmaceuticals, Inc. (a)	5,215	3,714,801
		34,100,464
Security Description	Shares	Value
BROADLINE RETAIL — 0.1%
eBay, Inc.	23,647	$1,464,932
BUILDING PRODUCTS — 0.6%
Allegion PLC	4,309	563,100
Carrier Global Corp.	41,164	2,809,855
Johnson Controls International PLC	32,917	2,598,139
Masco Corp.	10,719	777,878
Trane Technologies PLC	11,098	4,099,046
		10,848,018
CAPITAL MARKETS — 3.8%
Ameriprise Financial, Inc.	4,737	2,522,121
Bank of New York Mellon Corp.	35,781	2,749,054
Blackrock, Inc.	7,146	7,325,436
Cboe Global Markets, Inc.	5,188	1,013,735
Charles Schwab Corp.	73,647	5,450,614
CME Group, Inc.	17,787	4,130,675
FactSet Research Systems, Inc.	1,873	899,564
Franklin Resources, Inc.	15,110	306,582
Goldman Sachs Group, Inc.	15,501	8,876,183
Intercontinental Exchange, Inc.	28,311	4,218,622
Invesco Ltd.	22,063	385,661
MarketAxess Holdings, Inc.	1,896	428,572
Moody's Corp.	7,692	3,641,162
Morgan Stanley	61,121	7,684,132
MSCI, Inc.	3,904	2,342,439
Nasdaq, Inc.	20,360	1,574,032
Northern Trust Corp.	9,776	1,002,040
Raymond James Financial, Inc.	9,029	1,402,475
S&P Global, Inc.	15,624	7,781,221
State Street Corp. (b)	14,458	1,419,053
T. Rowe Price Group, Inc.	10,903	1,233,020
		66,386,393
CHEMICALS — 1.6%
Air Products & Chemicals, Inc.	10,943	3,173,908
Albemarle Corp.	5,795	498,833
CF Industries Holdings, Inc.	8,625	735,885
Corteva, Inc.	33,896	1,930,716
Dow, Inc.	34,469	1,383,241
Ecolab, Inc.	12,436	2,914,003
FMC Corp.	6,110	297,007
International Flavors & Fragrances, Inc.	12,554	1,061,441
Linde PLC	23,452	9,818,649
LyondellBasell Industries NV Class A	12,732	945,606
Mosaic Co.	15,660	384,923
PPG Industries, Inc.	11,398	1,361,491
Sherwin-Williams Co.	11,419	3,881,661
		28,387,364
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	16,874	3,082,880
Republic Services, Inc.	10,076	2,027,090

See accompanying notes to financial statements.
41

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Waste Management, Inc.	17,993	$3,630,807
		8,740,777
COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.	196,403	11,627,058
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	7,286	2,302,740
CONSUMER FINANCE — 0.9%
American Express Co.	27,454	8,148,073
Capital One Financial Corp.	18,779	3,348,671
Discover Financial Services	12,390	2,146,320
Synchrony Financial	19,203	1,248,195
		14,891,259
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.7%
Costco Wholesale Corp.	21,838	20,009,504
Kroger Co.	32,691	1,999,055
Sysco Corp.	24,225	1,852,244
Target Corp.	22,719	3,071,154
Walgreens Boots Alliance, Inc.	35,046	326,979
Walmart, Inc.	213,905	19,326,317
		46,585,253
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	70,761	665,861
Avery Dennison Corp.	3,973	743,467
Ball Corp.	14,664	808,426
Smurfit WestRock PLC	24,210	1,303,951
		3,521,705
DISTRIBUTORS — 0.1%
Genuine Parts Co.	6,846	799,339
LKQ Corp.	12,889	473,671
Pool Corp.	1,882	641,649
		1,914,659
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc.	353,626	8,052,064
ELECTRIC UTILITIES — 0.8%
Edison International	19,020	1,518,557
Entergy Corp.	21,108	1,600,408
Eversource Energy	18,104	1,039,713
Exelon Corp.	49,490	1,862,803
NextEra Energy, Inc.	101,356	7,266,212
		13,287,693
ELECTRICAL EQUIPMENT — 0.8%
AMETEK, Inc.	11,419	2,058,389
Eaton Corp. PLC	19,518	6,477,439
Emerson Electric Co.	28,124	3,485,407
Rockwell Automation, Inc.	5,550	1,586,134
		13,607,369
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Hubbell, Inc.	2,682	1,123,463
Security Description	Shares	Value
TE Connectivity PLC	14,718	$2,104,232
		3,227,695
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	48,820	2,002,597
Halliburton Co.	43,407	1,180,236
Schlumberger NV	69,829	2,677,244
		5,860,077
ENTERTAINMENT — 0.8%
Electronic Arts, Inc.	11,776	1,722,829
Take-Two Interactive Software, Inc. (a)	8,031	1,478,346
Walt Disney Co.	89,206	9,933,088
		13,134,263
FINANCIAL SERVICES — 3.7%
Corpay, Inc. (a)	3,473	1,175,333
Fidelity National Information Services, Inc.	26,531	2,142,909
Fiserv, Inc. (a)	28,008	5,753,403
Global Payments, Inc.	12,510	1,401,870
Jack Henry & Associates, Inc.	3,573	626,347
Mastercard, Inc. Class A	40,431	21,289,752
PayPal Holdings, Inc. (a)	49,355	4,212,449
Visa, Inc. Class A	85,171	26,917,443
		63,519,506
FOOD PRODUCTS — 0.9%
Archer-Daniels-Midland Co.	23,500	1,187,220
Campbell's Co.	9,661	404,603
Conagra Brands, Inc.	23,593	654,706
General Mills, Inc.	27,335	1,743,153
Hershey Co.	7,299	1,236,086
Hormel Foods Corp.	14,284	448,089
J.M. Smucker Co.	5,188	571,302
Kellanova	13,237	1,071,800
Kraft Heinz Co.	43,411	1,333,152
Lamb Weston Holdings, Inc.	7,046	470,884
McCormick & Co., Inc.	12,403	945,605
Mondelez International, Inc. Class A	65,754	3,927,486
Tyson Foods, Inc. Class A	13,965	802,149
		14,796,235
GROUND TRANSPORTATION — 1.1%
CSX Corp.	95,028	3,066,554
JB Hunt Transport Services, Inc.	3,903	666,086
Norfolk Southern Corp.	11,136	2,613,619
Uber Technologies, Inc. (a)	103,759	6,258,743
Union Pacific Corp.	29,885	6,814,975
		19,419,977
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abbott Laboratories	85,456	9,665,927
Baxter International, Inc.	25,162	733,724
Becton Dickinson & Co.	14,245	3,231,763
Boston Scientific Corp. (a)	72,677	6,491,510

See accompanying notes to financial statements.
42

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Edwards Lifesciences Corp. (a)	29,033	$2,149,313
Hologic, Inc. (a)	11,369	819,591
IDEXX Laboratories, Inc. (a)	4,038	1,669,471
Medtronic PLC	63,115	5,041,626
ResMed, Inc.	7,246	1,657,088
Stryker Corp.	16,859	6,070,083
Teleflex, Inc.	2,308	410,778
Zimmer Biomet Holdings, Inc.	9,832	1,038,554
		38,979,428
HEALTH CARE PROVIDERS & SERVICES — 2.4%
Cardinal Health, Inc.	11,950	1,413,327
Cencora, Inc.	8,638	1,940,786
Centene Corp. (a)	24,892	1,507,957
Cigna Group	13,692	3,780,909
CVS Health Corp.	61,877	2,777,659
DaVita, Inc. (a)	2,195	328,262
Elevance Health, Inc.	11,395	4,203,615
Humana, Inc.	5,950	1,509,574
Quest Diagnostics, Inc.	5,481	826,864
UnitedHealth Group, Inc.	45,314	22,922,540
		41,211,493
HEALTH CARE REITs — 0.4%
Alexandria Real Estate Equities, Inc. REIT	7,606	741,965
Healthpeak Properties, Inc. REIT	34,604	701,423
Ventas, Inc. REIT	20,657	1,216,491
Welltower, Inc. REIT	29,161	3,675,161
		6,335,040
HOTEL & RESORT REITs — 0.0% (c)
Host Hotels & Resorts, Inc. REIT	34,313	601,164
HOTELS, RESTAURANTS & LEISURE — 2.0%
Caesars Entertainment, Inc. (a)	10,580	353,584
Carnival Corp. (a)	51,188	1,275,605
Chipotle Mexican Grill, Inc. (a)	67,130	4,047,939
Expedia Group, Inc. (a)	6,055	1,128,228
Hilton Worldwide Holdings, Inc.	11,990	2,963,448
Las Vegas Sands Corp.	17,309	888,990
Marriott International, Inc. Class A	11,394	3,178,242
McDonald's Corp.	35,303	10,233,987
MGM Resorts International (a)	11,316	392,099
Norwegian Cruise Line Holdings Ltd. (a)	21,540	554,224
Royal Caribbean Cruises Ltd.	12,189	2,811,881
Starbucks Corp.	55,817	5,093,301
Wynn Resorts Ltd.	4,664	401,850
Yum! Brands, Inc.	13,784	1,849,262
		35,172,640
HOUSEHOLD DURABLES — 0.2%
DR Horton, Inc.	14,392	2,012,290
Mohawk Industries, Inc. (a)	2,602	309,976
PulteGroup, Inc.	10,158	1,106,206
		3,428,472
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 1.3%
Colgate-Palmolive Co.	40,185	$3,653,218
Procter & Gamble Co.	116,026	19,451,759
		23,104,977
INDUSTRIAL REITs — 0.3%
Prologis, Inc. REIT	45,566	4,816,326
INSURANCE — 2.3%
Aflac, Inc.	24,593	2,543,900
Allstate Corp.	13,033	2,512,632
American International Group, Inc.	30,730	2,237,144
Aon PLC Class A	10,704	3,844,448
Arch Capital Group Ltd.	18,447	1,703,580
Arthur J Gallagher & Co.	12,322	3,497,600
Assurant, Inc.	2,544	542,432
Chubb Ltd.	18,466	5,102,156
Everest Group Ltd.	2,108	764,066
Globe Life, Inc.	4,157	463,589
Hartford Financial Services Group, Inc.	14,323	1,566,936
Marsh & McLennan Cos., Inc.	24,220	5,144,570
MetLife, Inc.	28,628	2,344,061
Principal Financial Group, Inc.	10,474	810,792
Prudential Financial, Inc.	17,534	2,078,305
Travelers Cos., Inc.	11,184	2,694,114
Willis Towers Watson PLC	5,010	1,569,332
		39,419,657
INTERACTIVE MEDIA & SERVICES — 5.7%
Alphabet, Inc. Class A	287,925	54,504,203
Alphabet, Inc. Class C	234,575	44,672,463
		99,176,666
IT SERVICES — 0.7%
Accenture PLC Class A	30,775	10,826,337
Akamai Technologies, Inc. (a)	7,446	712,210
		11,538,547
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Hasbro, Inc.	6,410	358,383
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	14,127	1,897,821
Charles River Laboratories International, Inc. (a)	2,482	458,177
Danaher Corp.	31,666	7,268,930
Mettler-Toledo International, Inc. (a)	1,025	1,254,272
Revvity, Inc.	5,955	664,638
Waters Corp. (a)	2,910	1,079,552
		12,623,390
MACHINERY — 2.2%
Caterpillar, Inc.	23,782	8,627,158
Cummins, Inc.	6,791	2,367,343
Deere & Co.	12,571	5,326,333
Dover Corp.	6,711	1,258,984
Fortive Corp.	17,137	1,285,275

See accompanying notes to financial statements.
43

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
IDEX Corp.	3,766	$788,186
Illinois Tool Works, Inc.	13,285	3,368,545
Ingersoll Rand, Inc.	19,795	1,790,656
Otis Worldwide Corp.	19,713	1,825,621
PACCAR, Inc.	25,767	2,680,283
Parker-Hannifin Corp.	6,377	4,055,963
Pentair PLC	8,204	825,650
Stanley Black & Decker, Inc.	7,538	605,226
Westinghouse Air Brake Technologies Corp.	8,505	1,612,463
Xylem, Inc.	12,011	1,393,516
		37,811,202
MEDIA — 0.5%
Comcast Corp. Class A	188,171	7,062,058
Interpublic Group of Cos., Inc.	18,413	515,932
News Corp. Class A	18,460	508,388
News Corp. Class B	5,479	166,726
Omnicom Group, Inc.	9,664	831,491
Paramount Global Class B	29,092	304,302
		9,388,897
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	70,658	2,690,657
Newmont Corp.	56,101	2,088,079
		4,778,736
MULTI-UTILITIES — 0.4%
Consolidated Edison, Inc.	16,974	1,514,590
Public Service Enterprise Group, Inc.	24,508	2,070,681
Sempra	31,165	2,733,794
		6,319,065
OFFICE REITs — 0.0% (c)
BXP, Inc. REIT	7,131	530,261
OIL, GAS & CONSUMABLE FUELS — 3.5%
Chevron Corp.	82,355	11,928,298
Devon Energy Corp.	32,345	1,058,652
Diamondback Energy, Inc.	9,204	1,507,891
EQT Corp.	29,262	1,349,271
Exxon Mobil Corp.	216,576	23,297,081
Hess Corp.	13,621	1,811,729
Kinder Morgan, Inc.	95,018	2,603,493
Marathon Petroleum Corp.	15,834	2,208,843
Occidental Petroleum Corp.	33,142	1,637,546
ONEOK, Inc.	28,733	2,884,793
Phillips 66 Co.	20,326	2,315,741
Targa Resources Corp.	10,719	1,913,342
Valero Energy Corp.	15,623	1,915,224
Williams Cos., Inc.	59,942	3,244,061
		59,675,965
PERSONAL CARE PRODUCTS — 0.0% (c)
Estee Lauder Cos., Inc. Class A	11,409	855,447
PHARMACEUTICALS — 3.0%
Bristol-Myers Squibb Co.	99,969	5,654,247
Security Description	Shares	Value
Eli Lilly & Co.	38,869	$30,006,868
Merck & Co., Inc.	124,649	12,400,082
Zoetis, Inc.	22,191	3,615,580
		51,676,777
PROFESSIONAL SERVICES — 0.7%
Automatic Data Processing, Inc.	20,064	5,873,335
Broadridge Financial Solutions, Inc.	5,720	1,293,235
Dayforce, Inc. (a)	7,746	562,669
Paychex, Inc.	15,739	2,206,923
Verisk Analytics, Inc.	6,982	1,923,052
		11,859,214
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	14,839	1,948,212
CoStar Group, Inc. (a)	20,168	1,443,827
		3,392,039
RESIDENTIAL REITs — 0.2%
AvalonBay Communities, Inc. REIT	6,966	1,532,311
Equity Residential REIT	16,777	1,203,918
UDR, Inc. REIT	14,712	638,648
		3,374,877
RETAIL REITs — 0.1%
Federal Realty Investment Trust REIT	3,703	414,551
Kimco Realty Corp. REIT	32,983	772,791
Regency Centers Corp. REIT	8,074	596,911
		1,784,253
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.9%
Advanced Micro Devices, Inc. (a)	79,973	9,659,939
Applied Materials, Inc.	40,600	6,602,778
Intel Corp.	212,604	4,262,710
KLA Corp.	6,620	4,171,395
Lam Research Corp.	63,444	4,582,560
Micron Technology, Inc.	54,594	4,594,631
NVIDIA Corp.	1,208,977	162,353,521
ON Semiconductor Corp. (a)	21,068	1,328,337
QUALCOMM, Inc.	54,734	8,408,237
		205,964,108
SOFTWARE — 10.6%
Adobe, Inc. (a)	21,701	9,650,001
Autodesk, Inc. (a)	10,636	3,143,682
Microsoft Corp.	366,366	154,423,269
Salesforce, Inc.	47,081	15,740,591
		182,957,543
SPECIALIZED REITs — 1.1%
American Tower Corp. REIT	23,047	4,227,050
Digital Realty Trust, Inc. REIT	15,336	2,719,533
Equinix, Inc. REIT	4,724	4,454,212
Extra Space Storage, Inc. REIT	10,502	1,571,099
Iron Mountain, Inc. REIT	14,414	1,515,056

See accompanying notes to financial statements.
44

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Public Storage REIT	7,746	$2,319,462
SBA Communications Corp. REIT	5,316	1,083,401
Weyerhaeuser Co. REIT	35,793	1,007,573
		18,897,386
SPECIALTY RETAIL — 2.3%
Best Buy Co., Inc.	9,671	829,772
CarMax, Inc. (a)	7,646	625,137
Home Depot, Inc.	48,947	19,039,894
Lowe's Cos., Inc.	27,952	6,898,554
Ross Stores, Inc.	16,383	2,478,256
TJX Cos., Inc.	55,592	6,716,069
Tractor Supply Co.	26,304	1,395,690
Ulta Beauty, Inc. (a)	2,282	992,510
		38,975,882
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 11.0%
Apple, Inc.	744,975	186,556,639
Hewlett Packard Enterprise Co.	63,893	1,364,116
HP, Inc.	47,519	1,550,545
Western Digital Corp. (a)	16,995	1,013,412
		190,484,712
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Deckers Outdoor Corp. (a)	7,446	1,512,208
Lululemon Athletica, Inc. (a)	5,555	2,124,287
NIKE, Inc. Class B	58,634	4,436,835
Ralph Lauren Corp.	1,952	450,873
Tapestry, Inc.	11,518	752,471
		9,276,674
TRADING COMPANIES & DISTRIBUTORS — 0.3%
United Rentals, Inc.	3,240	2,282,386
WW Grainger, Inc.	2,182	2,299,937
		4,582,323
Security Description	Shares	Value
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	9,644	$1,200,582
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile U.S., Inc.	24,026	5,303,259
TOTAL COMMON STOCKS (Cost $1,427,057,897)		1,725,096,180
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (d) (e) (Cost $359,681)	359,681	359,681
TOTAL INVESTMENTS — 99.9% (Cost $1,427,417,578)		1,725,455,861
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		975,429
NET ASSETS — 100.0%		$1,726,431,290
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2024.
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 ESG Index (long)	1	03/21/2025	$269,330	$260,730	$(8,600)

During the period ended December 31, 2024, the average notional value related to futures contracts was $1,129,376.
See accompanying notes to financial statements.
45

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,725,096,180	$—	$—	$1,725,096,180
Short-Term Investment	359,681	—	—	359,681
TOTAL INVESTMENTS	$1,725,455,861	$—	$—	$1,725,455,861
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(8,600)	$—	$—	$(8,600)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(8,600)	$—	$—	$(8,600)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Corp.	11,598	$858,252	$349,918	$106,769	$21,909	$295,743	14,458	$1,419,053	$18,532
State Street Institutional Liquid Reserves Fund, Premier Class	598,678	598,858	3,151,484	3,750,342	15	(15)	—	—	8,203
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	12,267,814	11,908,133	—	—	359,681	359,681	29,897
Total		$1,457,110	$15,769,216	$15,765,244	$21,924	$295,728		$1,778,734	$56,632
See accompanying notes to financial statements.
46

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
AeroVironment, Inc. (a)	146,987	$22,619,829
Moog, Inc. Class A	151,108	29,744,099
Triumph Group, Inc. (a)	244,810	4,568,155
		56,932,083
AIR FREIGHT & LOGISTICS — 0.0% (b)
Forward Air Corp. (a) (c)	41,102	1,325,539
AIRLINES — 1.8%
Alaska Air Group, Inc. (a) (c)	667,868	43,244,453
SkyWest, Inc. (a)	211,543	21,181,801
		64,426,254
AUTO COMPONENTS — 1.0%
Dorman Products, Inc. (a)	142,236	18,426,674
Patrick Industries, Inc. (c)	85,057	7,066,536
Phinia, Inc.	113,182	5,451,977
XPEL, Inc. (a) (c)	119,627	4,777,902
		35,723,089
BANKS — 6.9%
Ameris Bancorp	163,808	10,249,467
Axos Financial, Inc. (a)	284,537	19,874,909
BancFirst Corp.	104,876	12,289,370
Bancorp, Inc. (a)	252,855	13,307,759
Bank of Hawaii Corp. (c)	96,431	6,869,744
BankUnited, Inc.	181,352	6,922,206
Banner Corp.	92,730	6,191,582
Cathay General Bancorp	186,089	8,859,697
Central Pacific Financial Corp.	88,520	2,571,506
City Holding Co. (c)	77,586	9,192,389
Community Financial System, Inc.	177,442	10,944,622
CVB Financial Corp.	284,008	6,080,611
FB Financial Corp.	83,106	4,280,790
First BanCorp	524,003	9,741,216
First Commonwealth Financial Corp.	246,974	4,178,800
First Financial Bancorp	236,790	6,364,915
First Hawaiian, Inc.	290,122	7,528,666
Fulton Financial Corp.	451,324	8,701,527
Independent Bank Group, Inc.	83,708	5,078,564
Lakeland Financial Corp.	72,697	4,998,646
National Bank Holdings Corp. Class A	90,224	3,885,045
NBT Bancorp, Inc.	109,472	5,228,383
OFG Bancorp	142,858	6,045,751
Park National Corp.	50,590	8,672,644
Pathward Financial, Inc.	131,044	9,642,217
Preferred Bank (c)	65,434	5,652,189
S&T Bancorp, Inc.	107,009	4,089,884
ServisFirst Bancshares, Inc. (c)	263,373	22,318,228
Tompkins Financial Corp.	26,466	1,795,189
Triumph Financial, Inc. (a)	70,566	6,413,038
Westamerica BanCorp	77,421	4,061,506
Security Description	Shares	Value
WSFS Financial Corp.	142,917	$7,593,180
		249,624,240
BEVERAGES — 0.1%
National Beverage Corp. (c)	64,188	2,738,902
BIOTECHNOLOGY — 3.6%
ADMA Biologics, Inc. (a)	1,240,295	21,271,059
Alkermes PLC (a)	541,885	15,584,613
Arcus Biosciences, Inc. (a)	284,815	4,240,895
Catalyst Pharmaceuticals, Inc. (a)	591,490	12,344,396
Dynavax Technologies Corp. (a)	264,369	3,375,992
Ironwood Pharmaceuticals, Inc. (a) (c)	245,134	1,085,944
Krystal Biotech, Inc. (a)	132,589	20,771,393
Protagonist Therapeutics, Inc. (a)	314,428	12,136,921
TG Therapeutics, Inc. (a) (c)	700,424	21,082,762
Vericel Corp. (a)	258,182	14,176,774
Xencor, Inc. (a)	155,090	3,563,968
		129,634,717
BROADLINE RETAIL — 0.4%
Etsy, Inc. (a)	288,383	15,252,577
BUILDING PRODUCTS — 3.5%
Apogee Enterprises, Inc.	115,719	8,263,494
Armstrong World Industries, Inc.	229,184	32,390,575
AZZ, Inc.	157,607	12,911,165
CSW Industrials, Inc. (c)	88,416	31,193,165
Griffon Corp.	207,644	14,798,788
Zurn Elkay Water Solutions Corp.	749,327	27,949,897
		127,507,084
CAPITAL MARKETS — 3.9%
Artisan Partners Asset Management, Inc. Class A (c)	177,401	7,637,113
BGC Group, Inc. Class A	1,074,330	9,733,430
Brightsphere Investment Group, Inc.	147,648	3,889,048
Cohen & Steers, Inc. (c)	141,311	13,048,658
Donnelley Financial Solutions, Inc. (a)	58,837	3,690,845
Moelis & Co. Class A	189,880	14,028,334
Piper Sandler Cos.	83,292	24,983,435
PJT Partners, Inc. Class A (c)	124,118	19,587,062
StepStone Group, Inc. Class A	190,142	11,005,419
StoneX Group, Inc. (a)	79,298	7,768,825
Virtu Financial, Inc. Class A	422,762	15,084,148
Virtus Investment Partners, Inc.	13,533	2,985,109
WisdomTree, Inc. (c)	603,711	6,338,966
		139,780,392
CHEMICALS — 1.6%
Balchem Corp.	170,644	27,814,119
Hawkins, Inc.	100,376	12,313,124
Ingevity Corp. (a)	97,844	3,987,143

See accompanying notes to financial statements.
47

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Innospec, Inc.	65,756	$7,237,105
Sensient Technologies Corp.	118,408	8,437,754
		59,789,245
COMMERCIAL SERVICES & SUPPLIES — 2.2%
Brady Corp. Class A	148,660	10,978,541
CoreCivic, Inc. (a)	308,268	6,701,746
GEO Group, Inc. (a)	713,788	19,971,788
HNI Corp.	131,145	6,605,774
Interface, Inc.	307,566	7,489,232
Liquidity Services, Inc. (a)	117,608	3,797,562
OPENLANE, Inc. (a)	563,604	11,181,904
Pitney Bowes, Inc.	391,976	2,837,906
UniFirst Corp.	34,486	5,900,210
Viad Corp. (a)	111,864	4,755,339
		80,220,002
COMMUNICATIONS EQUIPMENT — 0.6%
Calix, Inc. (a)	124,584	4,344,244
Digi International, Inc. (a)	113,382	3,427,538
Extreme Networks, Inc. (a)	334,607	5,601,321
Harmonic, Inc. (a)	313,549	4,148,254
Viavi Solutions, Inc. (a)	503,152	5,081,835
		22,603,192
CONSTRUCTION & ENGINEERING — 2.2%
Arcosa, Inc.	162,885	15,757,495
Dycom Industries, Inc. (a)	152,982	26,628,047
Everus Construction Group, Inc. (a)	129,022	8,483,196
Granite Construction, Inc. (c)	229,325	20,114,096
MYR Group, Inc. (a) (c)	48,519	7,218,172
		78,201,006
CONSUMER FINANCE — 0.6%
Enova International, Inc. (a)	138,244	13,254,835
PROG Holdings, Inc.	219,113	9,259,715
		22,514,550
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.2%
Chefs' Warehouse, Inc. (a)	181,552	8,954,145
CONTAINERS & PACKAGING — 0.3%
Sealed Air Corp.	299,738	10,140,137
DIVERSIFIED CONSUMER SERVICES — 1.9%
Adtalem Global Education, Inc. (a)	196,303	17,834,128
Frontdoor, Inc. (a)	397,901	21,753,248
Mister Car Wash, Inc. (a)	221,100	1,611,819
Perdoceo Education Corp.	172,682	4,570,892
Stride, Inc. (a) (c)	224,928	23,376,767
		69,146,854
DIVERSIFIED REITs — 1.0%
American Assets Trust, Inc. REIT	147,868	3,883,014
Armada Hoffler Properties, Inc. REIT	269,066	2,752,545
Security Description	Shares	Value
Essential Properties Realty Trust, Inc. REIT	921,650	$28,829,212
		35,464,771
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Cogent Communications Holdings, Inc. (c)	221,029	17,034,705
Lumen Technologies, Inc. (a)	2,707,298	14,375,752
		31,410,457
ELECTRIC UTILITIES — 0.5%
MGE Energy, Inc. (c)	118,389	11,123,830
Otter Tail Corp. (c)	99,314	7,333,346
		18,457,176
ELECTRICAL EQUIPMENT — 0.4%
Powell Industries, Inc. (c)	49,348	10,937,984
Vicor Corp. (a)	68,017	3,286,582
		14,224,566
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.7%
Advanced Energy Industries, Inc.	97,424	11,265,137
Arlo Technologies, Inc. (a)	301,736	3,376,426
Badger Meter, Inc.	154,673	32,809,237
Benchmark Electronics, Inc.	106,364	4,828,926
CTS Corp.	93,876	4,950,081
ePlus, Inc. (a)	65,750	4,857,610
Itron, Inc. (a)	236,664	25,696,977
OSI Systems, Inc. (a) (c)	81,963	13,723,065
Plexus Corp. (a)	96,896	15,162,286
Sanmina Corp. (a)	138,344	10,468,491
TTM Technologies, Inc. (a)	279,696	6,922,476
		134,060,712
ENERGY EQUIPMENT & SERVICES — 2.9%
Archrock, Inc.	919,161	22,877,917
Atlas Energy Solutions, Inc. (c)	319,772	7,092,543
Cactus, Inc. Class A	349,635	20,404,699
Core Laboratories, Inc. (c)	116,941	2,024,249
Helix Energy Solutions Group, Inc. (a)	429,896	4,006,631
Helmerich & Payne, Inc. (c)	297,429	9,523,677
Liberty Energy, Inc. (c)	474,174	9,431,321
Nabors Industries Ltd. (a)	24,662	1,409,926
Oceaneering International, Inc. (a)	533,079	13,902,700
RPC, Inc. (c)	226,626	1,346,158
Tidewater, Inc. (a) (c)	253,904	13,891,088
		105,910,909
ENTERTAINMENT — 1.0%
Cinemark Holdings, Inc. (a) (c)	558,988	17,317,448
Madison Square Garden Sports Corp. (a)	87,836	19,822,829
		37,140,277
FINANCIAL SERVICES — 1.7%
EVERTEC, Inc. (c)	218,122	7,531,753

See accompanying notes to financial statements.
48

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
HA Sustainable Infrastructure Capital, Inc. (c)	337,540	$9,056,198
NCR Atleos Corp. (a)	168,218	5,705,954
NMI Holdings, Inc. (a)	413,991	15,218,309
Payoneer Global, Inc. (a)	1,354,470	13,598,879
Radian Group, Inc.	353,586	11,215,748
		62,326,841
FOOD PRODUCTS — 1.2%
Cal-Maine Foods, Inc. (c)	213,551	21,978,669
J&J Snack Foods Corp. (c)	45,036	6,986,435
Simply Good Foods Co. (a) (c)	221,309	8,626,625
Tootsie Roll Industries, Inc. (c)	49,539	1,601,596
WK Kellogg Co. (c)	216,940	3,902,750
		43,096,075
GAS UTILITIES — 0.2%
Chesapeake Utilities Corp.	68,536	8,316,844
GROUND TRANSPORTATION — 0.2%
RXO, Inc. (a)	343,569	8,190,685
HEALTH CARE EQUIPMENT & SUPPLIES — 5.8%
Artivion, Inc. (a) (c)	199,057	5,691,040
Glaukos Corp. (a)	290,120	43,500,593
ICU Medical, Inc. (a)	128,222	19,896,208
Inari Medical, Inc. (a)	263,324	13,442,690
Inspire Medical Systems, Inc. (a)	157,510	29,199,204
Integer Holdings Corp. (a) (c)	176,058	23,331,206
LeMaitre Vascular, Inc.	107,956	9,947,066
Merit Medical Systems, Inc. (a) (c)	306,368	29,631,913
STAAR Surgical Co. (a) (c)	148,153	3,598,636
Tandem Diabetes Care, Inc. (a)	346,481	12,480,245
TransMedics Group, Inc. (a) (c)	177,024	11,037,446
UFP Technologies, Inc. (a) (c)	38,494	9,412,168
		211,168,415
HEALTH CARE PROVIDERS & SERVICES — 2.9%
Addus HomeCare Corp. (a)	58,616	7,347,516
Astrana Health, Inc. (a) (c)	219,314	6,914,971
Concentra Group Holdings Parent, Inc.	234,094	4,630,379
CorVel Corp. (a)	142,511	15,855,774
Hims & Hers Health, Inc. (a) (c)	1,004,712	24,293,936
National HealthCare Corp.	41,747	4,490,307
NeoGenomics, Inc. (a)	304,708	5,021,588
OmniAb, Inc. (a) (c) (d)	65,116	—
Privia Health Group, Inc. (a) (c)	375,637	7,343,703
Progyny, Inc. (a)	195,388	3,370,443
RadNet, Inc. (a)	341,926	23,880,112
U.S. Physical Therapy, Inc.	38,978	3,457,738
		106,606,467
HEALTH CARE REITs — 0.5%
CareTrust REIT, Inc.	484,225	13,098,286
LTC Properties, Inc. REIT	112,232	3,877,616
Security Description	Shares	Value
Universal Health Realty Income Trust REIT	33,729	$1,255,056
		18,230,958
HEALTH CARE TECHNOLOGY — 0.2%
HealthStream, Inc.	72,104	2,292,907
Schrodinger, Inc. (a) (c)	154,888	2,987,790
Simulations Plus, Inc. (c)	47,147	1,314,930
		6,595,627
HOTEL & RESORT REITs — 1.3%
Apple Hospitality REIT, Inc.	576,777	8,853,527
DiamondRock Hospitality Co. REIT	1,095,091	9,888,672
Pebblebrook Hotel Trust REIT	315,686	4,277,545
Summit Hotel Properties, Inc. REIT	269,216	1,844,130
Sunstone Hotel Investors, Inc. REIT	1,059,804	12,548,079
Xenia Hotels & Resorts, Inc. REIT	537,163	7,982,242
		45,394,195
HOTELS, RESTAURANTS & LEISURE — 3.0%
Brinker International, Inc. (a)	233,601	30,903,077
Cheesecake Factory, Inc. (c)	163,527	7,757,721
Dave & Buster's Entertainment, Inc. (a) (c)	165,864	4,841,570
Monarch Casino & Resort, Inc.	66,932	5,280,935
Sabre Corp. (a)	2,035,505	7,429,593
Shake Shack, Inc. Class A (a)	210,379	27,307,194
Six Flags Entertainment Corp. (c)	489,432	23,585,728
		107,105,818
HOUSEHOLD DURABLES — 2.7%
Cavco Industries, Inc. (a)	42,430	18,933,539
Champion Homes, Inc. (a)	277,494	24,447,222
Dream Finders Homes, Inc. Class A (a) (c)	144,560	3,363,911
Green Brick Partners, Inc. (a)	161,988	9,150,702
Installed Building Products, Inc. (c)	121,805	21,346,326
M/I Homes, Inc. (a)	76,060	10,112,177
Tri Pointe Homes, Inc. (a)	251,799	9,130,232
		96,484,109
HOUSEHOLD PRODUCTS — 0.4%
Energizer Holdings, Inc.	144,724	5,049,420
WD-40 Co.	43,645	10,591,769
		15,641,189
INDUSTRIAL REITs — 0.6%
Innovative Industrial Properties, Inc. REIT	101,640	6,773,289
Terreno Realty Corp. REIT	255,642	15,118,668
		21,891,957

See accompanying notes to financial statements.
49

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
INSURANCE — 1.9%
AMERISAFE, Inc.	43,802	$2,257,555
Assured Guaranty Ltd.	123,696	11,133,877
Employers Holdings, Inc.	67,768	3,471,755
Goosehead Insurance, Inc. Class A (a) (c)	127,509	13,671,515
HCI Group, Inc. (c)	44,800	5,220,544
Mercury General Corp.	140,250	9,323,820
Palomar Holdings, Inc. (a)	139,587	14,738,991
Trupanion, Inc. (a) (c)	176,509	8,507,734
		68,325,791
INTERACTIVE MEDIA & SERVICES — 1.1%
Cargurus, Inc. (a)	460,423	16,823,856
Cars.com, Inc. (a)	138,283	2,396,444
QuinStreet, Inc. (a)	296,840	6,848,099
TripAdvisor, Inc. (a)	389,079	5,746,697
Yelp, Inc. (a)	190,984	7,391,081
		39,206,177
IT SERVICES — 0.4%
DigitalOcean Holdings, Inc. (a) (c)	335,922	11,444,862
Grid Dynamics Holdings, Inc. (a)	214,200	4,763,808
		16,208,670
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Azenta, Inc. (a) (c)	117,774	5,888,700
BioLife Solutions, Inc. (a) (c)	190,893	4,955,582
Mesa Laboratories, Inc.	19,148	2,525,047
		13,369,329
MACHINERY — 5.6%
Alamo Group, Inc.	24,108	4,481,918
Albany International Corp. Class A	82,592	6,604,882
Barnes Group, Inc.	241,802	11,427,563
Enerpac Tool Group Corp.	285,843	11,745,289
Enpro, Inc. (c)	68,001	11,726,772
ESCO Technologies, Inc.	134,833	17,961,104
Federal Signal Corp.	321,178	29,673,635
Franklin Electric Co., Inc.	126,474	12,324,891
Gates Industrial Corp. PLC (a)	783,022	16,106,763
Greenbrier Cos., Inc.	165,412	10,088,478
John Bean Technologies Corp. (c)	70,539	8,965,507
Lindsay Corp.	25,771	3,048,967
SPX Technologies, Inc. (a)	243,783	35,475,302
Standex International Corp.	41,436	7,748,118
Trinity Industries, Inc.	429,851	15,087,770
		202,466,959
MARINE — 0.4%
Matson, Inc.	111,198	14,993,938
MEDIA — 0.4%
EchoStar Corp. Class A (a) (c)	312,278	7,151,166
John Wiley & Sons, Inc. Class A	128,320	5,608,867
TechTarget, Inc. (a)	62,478	1,238,314
Security Description	Shares	Value
Thryv Holdings, Inc. (a) (c)	78,696	$1,164,701
		15,163,048
METALS & MINING — 2.0%
Alpha Metallurgical Resources, Inc. (a)	36,304	7,265,157
ATI, Inc. (a)	750,356	41,299,594
Century Aluminum Co. (a)	274,182	4,995,596
MP Materials Corp. (a) (c)	270,209	4,215,260
Warrior Met Coal, Inc.	273,668	14,843,752
		72,619,359
MULTI-UTILITIES — 0.1%
Unitil Corp.	33,351	1,807,291
OFFICE REITs — 1.0%
Douglas Emmett, Inc. REIT (c)	512,276	9,507,843
Highwoods Properties, Inc. REIT	341,150	10,432,367
SL Green Realty Corp. REIT	259,050	17,594,676
		37,534,886
OIL, GAS & CONSUMABLE FUELS — 1.9%
Comstock Resources, Inc. (a) (c)	238,857	4,351,974
CONSOL Energy, Inc.	141,067	15,049,028
International Seaways, Inc. (c)	121,000	4,348,740
Magnolia Oil & Gas Corp. Class A	639,559	14,952,889
Northern Oil & Gas, Inc. (c)	520,048	19,324,984
SM Energy Co.	301,772	11,696,683
		69,724,298
PERSONAL CARE PRODUCTS — 0.3%
Interparfums, Inc. (c)	94,597	12,440,451
PAPER & FOREST PRODUCTS — 0.4%
Sylvamo Corp.	180,152	14,235,611
PHARMACEUTICALS — 2.0%
Amphastar Pharmaceuticals, Inc. (a) (c)	124,634	4,627,661
ANI Pharmaceuticals, Inc. (a) (c)	87,576	4,841,201
Collegium Pharmaceutical, Inc. (a) (c)	170,172	4,875,428
Corcept Therapeutics, Inc. (a) (c)	489,527	24,667,266
Harmony Biosciences Holdings, Inc. (a) (c)	201,587	6,936,609
Innoviva, Inc. (a)	151,977	2,636,801
Ligand Pharmaceuticals, Inc. (a)	54,836	5,875,677
Phibro Animal Health Corp. Class A	107,268	2,252,628
Prestige Consumer Healthcare, Inc. (a)	156,382	12,211,870
Supernus Pharmaceuticals, Inc. (a)	148,589	5,372,978
		74,298,119
PROFESSIONAL SERVICES — 1.1%
CSG Systems International, Inc.	73,395	3,751,218
Heidrick & Struggles International, Inc.	58,144	2,576,361
Korn Ferry	170,154	11,476,887

See accompanying notes to financial statements.
50

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Verra Mobility Corp. (a) (c)	864,504	$20,903,707
		38,708,173
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Kennedy-Wilson Holdings, Inc.	230,674	2,304,433
St. Joe Co.	200,213	8,995,570
		11,300,003
RESIDENTIAL REITs — 0.4%
Centerspace REIT	48,922	3,236,190
Elme Communities REIT	273,882	4,182,178
NexPoint Residential Trust, Inc. REIT	116,590	4,867,633
Veris Residential, Inc. REIT	182,575	3,036,222
		15,322,223
RETAIL REITs — 2.3%
Acadia Realty Trust REIT	435,584	10,523,709
Curbline Properties Corp. REIT	498,760	11,581,207
Getty Realty Corp. REIT (c)	112,285	3,383,147
Macerich Co. REIT	848,228	16,896,702
Phillips Edison & Co., Inc. REIT	284,531	10,658,531
Retail Opportunity Investments Corp. REIT	350,572	6,085,930
Saul Centers, Inc. REIT	32,616	1,265,501
Tanger, Inc. REIT	391,226	13,352,543
Urban Edge Properties REIT	391,467	8,416,541
Whitestone REIT	119,113	1,687,831
		83,851,642
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Alpha & Omega Semiconductor Ltd. (a)	60,250	2,231,058
Axcelis Technologies, Inc. (a)	101,173	7,068,958
CEVA, Inc. (a)	56,197	1,773,015
FormFactor, Inc. (a)	183,822	8,088,168
Impinj, Inc. (a)	119,934	17,421,613
PDF Solutions, Inc. (a)	163,637	4,431,290
Photronics, Inc. (a)	140,383	3,307,423
Semtech Corp. (a)	443,403	27,424,476
SiTime Corp. (a)	99,248	21,291,673
SolarEdge Technologies, Inc. (a) (c)	91,673	1,246,753
Wolfspeed, Inc. (a) (c)	269,537	1,795,116
		96,079,543
SOFTWARE — 6.5%
A10 Networks, Inc.	233,546	4,297,246
ACI Worldwide, Inc. (a)	551,310	28,618,502
Adeia, Inc.	213,262	2,981,403
Agilysys, Inc. (a) (c)	117,029	15,413,889
Alarm.com Holdings, Inc. (a)	156,464	9,513,011
BlackLine, Inc. (a)	271,489	16,495,672
Box, Inc. Class A (a)	751,701	23,753,752
Clear Secure, Inc. Class A (c)	495,976	13,212,801
DoubleVerify Holdings, Inc. (a)	414,808	7,968,462
InterDigital, Inc. (c)	133,080	25,780,258
Security Description	Shares	Value
LiveRamp Holdings, Inc. (a)	179,015	$5,436,685
MARA Holdings, Inc. (a) (c)	1,692,320	28,380,206
N-able, Inc. (a)	163,853	1,530,387
Progress Software Corp. (c)	224,399	14,619,595
Sprinklr, Inc. Class A (a)	222,454	1,879,736
SPS Commerce, Inc. (a)	197,628	36,361,576
		236,243,181
SPECIALIZED REITs — 0.7%
Four Corners Property Trust, Inc. REIT	275,561	7,478,726
Outfront Media, Inc. REIT	732,988	13,003,207
Uniti Group, Inc. REIT	605,225	3,328,737
		23,810,670
SPECIALTY RETAIL — 2.0%
Bath & Body Works, Inc.	586,368	22,733,487
Boot Barn Holdings, Inc. (a)	160,359	24,345,703
Buckle, Inc. (c)	78,901	4,008,960
Group 1 Automotive, Inc. (c)	33,314	14,041,185
Urban Outfitters, Inc. (a)	133,624	7,333,285
		72,462,620
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Hanesbrands, Inc. (a)	985,554	8,022,410
Kontoor Brands, Inc.	260,430	22,243,326
Steven Madden Ltd.	251,379	10,688,635
Wolverine World Wide, Inc. (c)	287,216	6,376,195
		47,330,566
TRADING COMPANIES & DISTRIBUTORS — 0.9%
DNOW, Inc. (a)	318,292	4,140,979
DXP Enterprises, Inc. (a) (c)	67,066	5,540,993
GMS, Inc. (a)	132,632	11,251,172
Rush Enterprises, Inc. Class A	203,830	11,167,846
		32,100,990
WATER UTILITIES — 0.3%
American States Water Co.	99,667	7,746,119
Middlesex Water Co. (c)	45,302	2,384,244
		10,130,363
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (b)
Gogo, Inc. (a) (c)	133,568	1,080,566
TOTAL COMMON STOCKS (Cost $3,032,229,450)		3,623,046,523
SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (e) (f)	2,269,549	2,269,549

See accompanying notes to financial statements.
51

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	287,423,566	$287,423,566
TOTAL SHORT-TERM INVESTMENTS (Cost $289,693,115)		289,693,115
TOTAL INVESTMENTS — 107.8% (Cost $3,321,922,565)		3,912,739,638
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.8)%		(284,496,514)
NET ASSETS — 100.0%		$3,628,243,124
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at December 31, 2024.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2024.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,623,046,523	$—	$0(a)	$3,623,046,523
Short-Term Investments	289,693,115	—	—	289,693,115
TOTAL INVESTMENTS	$3,912,739,638	$—	$0	$3,912,739,638
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2024.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,987,519	$3,988,716	$11,198,989	$15,187,704	$308	$(309)	—	$—	$32,324
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	57,651,389	55,381,840	—	—	2,269,549	2,269,549	64,754
State Street Navigator Securities Lending Portfolio II	183,700,828	183,700,828	1,234,559,515	1,130,836,777	—	—	287,423,566	287,423,566	300,595
Total		$187,689,544	$1,303,409,893	$1,201,406,321	$308	$(309)		$289,693,115	$397,673
See accompanying notes to financial statements.
52

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.8%
AAR Corp. (a)	212,254	$13,006,925
Mercury Systems, Inc. (a)	302,315	12,697,230
National Presto Industries, Inc.	30,522	3,003,975
Triumph Group, Inc. (a)	184,606	3,444,748
		32,152,878
AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp. (a) (b)	72,723	2,345,317
Hub Group, Inc. Class A	365,388	16,281,689
		18,627,006
AIRLINES — 0.6%
Allegiant Travel Co. (b)	86,781	8,167,828
JetBlue Airways Corp. (a) (b)	1,779,493	13,986,815
Sun Country Airlines Holdings, Inc. (a) (b)	233,654	3,406,675
		25,561,318
AUTO COMPONENTS — 1.8%
Adient PLC (a)	520,093	8,961,202
American Axle & Manufacturing Holdings, Inc. (a)	701,387	4,089,086
Dana, Inc.	769,701	8,897,744
Fox Factory Holding Corp. (a)	248,669	7,527,211
Gentherm, Inc. (a)	184,812	7,378,619
LCI Industries (b)	153,078	15,826,734
Patrick Industries, Inc. (b)	104,215	8,658,182
Phinia, Inc.	122,955	5,922,742
Standard Motor Products, Inc.	123,125	3,814,413
		71,075,933
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	172,522	8,243,101
BANKS — 11.6%
Ameris Bancorp	200,662	12,555,421
Atlantic Union Bankshares Corp. (b)	539,016	20,417,926
Banc of California, Inc.	821,691	12,703,343
Bank of Hawaii Corp.	128,018	9,120,002
BankUnited, Inc.	240,789	9,190,916
Banner Corp.	100,754	6,727,345
Berkshire Hills Bancorp, Inc.	251,458	7,148,951
Brookline Bancorp, Inc.	531,441	6,271,004
Capitol Federal Financial, Inc.	728,465	4,305,228
Cathay General Bancorp	212,359	10,110,412
Central Pacific Financial Corp.	61,342	1,781,985
Community Financial System, Inc.	112,911	6,964,350
Customers Bancorp, Inc. (a)	173,892	8,465,063
CVB Financial Corp.	462,051	9,892,512
Dime Community Bancshares, Inc.	234,294	7,201,026
Eagle Bancorp, Inc.	180,194	4,690,450
FB Financial Corp.	114,784	5,912,524
First BanCorp	378,818	7,042,227
Security Description	Shares	Value
First Bancorp/Southern Pines NC	246,654	$10,845,376
First Commonwealth Financial Corp.	320,796	5,427,868
First Financial Bancorp	301,877	8,114,454
First Hawaiian, Inc.	434,861	11,284,643
Fulton Financial Corp.	575,469	11,095,042
Hanmi Financial Corp.	178,968	4,227,224
Heritage Financial Corp.	203,777	4,992,537
Hilltop Holdings, Inc.	275,179	7,878,375
Hope Bancorp, Inc.	720,254	8,851,922
Independent Bank Corp.	255,362	16,391,687
Independent Bank Group, Inc.	120,394	7,304,304
Lakeland Financial Corp.	69,986	4,812,237
National Bank Holdings Corp. Class A	124,730	5,370,874
NBT Bancorp, Inc.	157,583	7,526,164
Northwest Bancshares, Inc.	759,951	10,023,754
OFG Bancorp	112,224	4,749,320
Pacific Premier Bancorp, Inc.	579,981	14,453,127
Park National Corp.	29,478	5,053,414
Provident Financial Services, Inc.	784,549	14,804,440
Renasant Corp. (b)	379,174	13,555,470
S&T Bancorp, Inc.	107,238	4,098,636
Seacoast Banking Corp. of Florida	505,155	13,906,917
Simmons First National Corp. Class A	754,558	16,736,096
Southside Bancshares, Inc.	169,964	5,398,057
Stellar Bancorp, Inc.	283,506	8,037,395
Tompkins Financial Corp.	44,825	3,040,480
Triumph Financial, Inc. (a)	51,056	4,639,969
TrustCo Bank Corp.	113,443	3,778,786
Trustmark Corp.	364,806	12,903,188
United Community Banks, Inc.	715,920	23,131,375
Veritex Holdings, Inc.	325,016	8,827,435
WaFd, Inc.	488,164	15,738,407
Westamerica BanCorp	74,577	3,912,309
WSFS Financial Corp.	189,721	10,079,877
		461,491,844
BEVERAGES — 0.2%
MGP Ingredients, Inc. (b)	83,796	3,299,048
National Beverage Corp. (b)	66,971	2,857,653
		6,156,701
BIOTECHNOLOGY — 0.9%
Alkermes PLC (a)	347,443	9,992,461
Dynavax Technologies Corp. (a)	430,275	5,494,612
Ironwood Pharmaceuticals, Inc. (a)	562,780	2,493,115
Myriad Genetics, Inc. (a)	543,015	7,444,735
Vir Biotechnology, Inc. (a)	550,461	4,040,384
Xencor, Inc. (a) (b)	242,161	5,564,860
		35,030,167

See accompanying notes to financial statements.
53

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
BROADLINE RETAIL — 0.7%
Etsy, Inc. (a)	344,523	$18,221,821
Kohl's Corp. (b)	663,524	9,315,877
		27,537,698
BUILDING PRODUCTS — 1.8%
American Woodmark Corp. (a)	92,476	7,354,616
Gibraltar Industries, Inc. (a)	181,000	10,660,900
Hayward Holdings, Inc. (a)	848,158	12,968,336
Insteel Industries, Inc.	116,029	3,133,943
Masterbrand, Inc. (a)	758,181	11,077,024
Quanex Building Products Corp. (b)	280,416	6,797,284
Resideo Technologies, Inc. (a)	882,255	20,335,978
		72,328,081
CAPITAL MARKETS — 1.6%
Artisan Partners Asset Management, Inc. Class A (b)	221,795	9,548,275
BGC Group, Inc. Class A	993,930	9,005,006
Donnelley Financial Solutions, Inc. (a)	91,901	5,764,950
Moelis & Co. Class A	207,953	15,363,567
StepStone Group, Inc. Class A	162,156	9,385,589
StoneX Group, Inc. (a)	79,536	7,792,142
Virtus Investment Partners, Inc.	23,990	5,291,714
		62,151,243
CHEMICALS — 2.2%
AdvanSix, Inc.	159,422	4,541,933
HB Fuller Co.	327,873	22,124,870
Ingevity Corp. (a)	106,249	4,329,647
Innospec, Inc.	74,343	8,182,191
Koppers Holdings, Inc.	120,893	3,916,933
Mativ Holdings, Inc.	324,086	3,532,537
Minerals Technologies, Inc.	190,253	14,499,181
Quaker Chemical Corp. (b)	81,751	11,507,271
Sensient Technologies Corp.	118,724	8,460,272
Stepan Co.	126,176	8,163,587
		89,258,422
COMMERCIAL SERVICES & SUPPLIES — 2.3%
ABM Industries, Inc.	377,082	19,299,057
Brady Corp. Class A	94,575	6,984,364
CoreCivic, Inc. (a)	309,196	6,721,921
Deluxe Corp.	264,124	5,966,561
Enviri Corp. (a)	477,980	3,680,446
Healthcare Services Group, Inc. (a)	437,179	5,077,834
HNI Corp.	138,735	6,988,082
Matthews International Corp. Class A (b)	182,527	5,052,347
MillerKnoll, Inc.	412,552	9,319,550
Pitney Bowes, Inc.	499,823	3,618,718
UniFirst Corp.	49,297	8,434,224
Vestis Corp.	682,315	10,398,481
		91,541,585
Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.1%
Calix, Inc. (a)	214,923	$7,494,365
Digi International, Inc. (a)	89,107	2,693,705
Extreme Networks, Inc. (a)	409,826	6,860,487
Harmonic, Inc. (a)	340,617	4,506,363
NetScout Systems, Inc. (a)	427,779	9,265,693
Viasat, Inc. (a) (b)	505,458	4,301,448
Viavi Solutions, Inc. (a)	754,225	7,617,672
		42,739,733
CONSTRUCTION & ENGINEERING — 0.7%
Arcosa, Inc.	104,762	10,134,676
Everus Construction Group, Inc. (a)	158,102	10,395,207
MYR Group, Inc. (a)	41,346	6,151,044
		26,680,927
CONSUMER FINANCE — 1.1%
Bread Financial Holdings, Inc.	298,576	18,231,050
Encore Capital Group, Inc. (a) (b)	141,360	6,752,767
EZCORP, Inc. Class A (a)	307,142	3,753,275
Green Dot Corp. Class A (a)	320,865	3,414,004
Navient Corp. (b)	461,123	6,128,325
PRA Group, Inc. (a)	235,140	4,912,075
World Acceptance Corp. (a)	19,221	2,161,209
		45,352,705
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.1%
Andersons, Inc.	191,636	7,765,091
Grocery Outlet Holding Corp. (a)	579,392	9,044,309
PriceSmart, Inc.	148,181	13,657,843
SpartanNash Co.	201,366	3,689,025
United Natural Foods, Inc. (a) (b)	357,400	9,760,594
		43,916,862
CONTAINERS & PACKAGING — 0.7%
O-I Glass, Inc. (a)	922,499	9,999,889
Sealed Air Corp.	533,875	18,060,991
		28,060,880
DIVERSIFIED CONSUMER SERVICES — 0.5%
Mister Car Wash, Inc. (a) (b)	295,449	2,153,823
Perdoceo Education Corp.	173,152	4,583,334
Strategic Education, Inc.	145,141	13,559,072
		20,296,229
DIVERSIFIED REITs — 0.5%
Alexander & Baldwin, Inc. REIT	433,306	7,686,848
American Assets Trust, Inc. REIT	116,175	3,050,756
Armada Hoffler Properties, Inc. REIT	171,132	1,750,680
Global Net Lease, Inc. REIT	1,181,420	8,624,366
		21,112,650
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Lumen Technologies, Inc. (a)	2,987,432	15,863,264

See accompanying notes to financial statements.
54

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Shenandoah Telecommunications Co. (b)	273,602	$3,450,121
		19,313,385
ELECTRIC UTILITIES — 0.4%
MGE Energy, Inc. (b)	82,074	7,711,673
Otter Tail Corp. (b)	137,256	10,134,983
		17,846,656
ELECTRICAL EQUIPMENT — 0.4%
Sunrun, Inc. (a) (b)	1,338,199	12,378,341
Vicor Corp. (a)	60,523	2,924,471
		15,302,812
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.2%
Advanced Energy Industries, Inc.	115,594	13,366,134
Arlo Technologies, Inc. (a)	257,384	2,880,127
Benchmark Electronics, Inc. (b)	94,480	4,289,392
CTS Corp.	71,819	3,787,016
ePlus, Inc. (a) (b)	83,900	6,198,532
Insight Enterprises, Inc. (a) (b)	163,855	24,922,345
Knowles Corp. (a) (b)	525,359	10,470,405
PC Connection, Inc.	73,670	5,103,121
Plexus Corp. (a)	51,973	8,132,735
Rogers Corp. (a) (b)	101,250	10,288,013
Sanmina Corp. (a)	169,512	12,826,973
ScanSource, Inc. (a)	130,757	6,204,420
TTM Technologies, Inc. (a)	291,932	7,225,317
Vishay Intertechnology, Inc. (b)	671,746	11,379,377
		127,073,907
ENERGY EQUIPMENT & SERVICES — 1.4%
Bristow Group, Inc. (a)	146,856	5,037,161
Core Laboratories, Inc. (b)	145,620	2,520,682
Helix Energy Solutions Group, Inc. (a)	366,705	3,417,690
Helmerich & Payne, Inc. (b)	247,391	7,921,460
Innovex International, Inc. (a) (b)	224,674	3,138,696
Liberty Energy, Inc. (b)	438,684	8,725,425
Nabors Industries Ltd. (a) (b)	25,735	1,471,270
Patterson-UTI Energy, Inc.	2,132,655	17,615,730
ProPetro Holding Corp. (a) (b)	472,784	4,411,075
RPC, Inc.	236,461	1,404,578
		55,663,767
FINANCIAL SERVICES — 3.3%
EVERTEC, Inc. (b)	132,847	4,587,207
HA Sustainable Infrastructure Capital, Inc. (b)	325,147	8,723,694
Jackson Financial, Inc. Class A	442,672	38,547,878
Mr. Cooper Group, Inc. (a)	383,552	36,824,827
NCR Atleos Corp. (a)	242,181	8,214,779
Radian Group, Inc.	490,905	15,571,507
Walker & Dunlop, Inc.	192,676	18,730,034
		131,199,926
FOOD PRODUCTS — 1.3%
B&G Foods, Inc. (b)	472,236	3,253,706
Security Description	Shares	Value
Fresh Del Monte Produce, Inc.	200,211	$6,649,007
Hain Celestial Group, Inc. (a)	538,063	3,309,088
J&J Snack Foods Corp.	41,746	6,476,057
John B Sanfilippo & Son, Inc.	53,762	4,683,208
Simply Good Foods Co. (a) (b)	293,759	11,450,726
Tootsie Roll Industries, Inc. (b)	47,401	1,532,474
TreeHouse Foods, Inc. (a) (b)	274,840	9,655,129
WK Kellogg Co. (b)	150,361	2,704,994
		49,714,389
GAS UTILITIES — 1.0%
Chesapeake Utilities Corp.	58,460	7,094,121
MDU Resources Group, Inc. (b)	1,223,820	22,053,236
Northwest Natural Holding Co.	239,409	9,471,020
		38,618,377
GROUND TRANSPORTATION — 1.4%
ArcBest Corp.	140,754	13,135,163
Heartland Express, Inc.	257,507	2,889,229
Hertz Global Holdings, Inc. (a) (b)	731,782	2,678,322
Marten Transport Ltd.	344,916	5,384,139
RXO, Inc. (a) (b)	442,285	10,544,074
Schneider National, Inc. Class B (b)	280,385	8,209,673
Werner Enterprises, Inc. (b)	368,716	13,244,279
		56,084,879
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Avanos Medical, Inc. (a)	274,187	4,365,057
CONMED Corp. (b)	184,303	12,613,697
Embecta Corp.	344,211	7,107,957
Integra LifeSciences Holdings Corp. (a) (b)	395,810	8,976,971
Omnicell, Inc. (a)	276,293	12,300,564
QuidelOrtho Corp. (a)	395,972	17,640,553
STAAR Surgical Co. (a) (b)	126,366	3,069,430
		66,074,229
HEALTH CARE PROVIDERS & SERVICES — 2.5%
AdaptHealth Corp. (a) (b)	633,714	6,032,957
Addus HomeCare Corp. (a)	40,662	5,096,982
AMN Healthcare Services, Inc. (a)	227,165	5,433,787
Concentra Group Holdings Parent, Inc.	380,914	7,534,479
Fulgent Genetics, Inc. (a) (b)	120,465	2,224,989
National HealthCare Corp. (b)	26,496	2,849,910
NeoGenomics, Inc. (a)	421,165	6,940,799
Owens & Minor, Inc. (a)	440,922	5,762,850
Patterson Cos., Inc.	471,804	14,559,871
Pediatrix Medical Group, Inc. (a)	504,155	6,614,514
Premier, Inc. Class A (b)	573,286	12,153,663
Privia Health Group, Inc. (a)	190,811	3,730,355
Progyny, Inc. (a)	220,944	3,811,284
Select Medical Holdings Corp. (b)	623,295	11,749,111

See accompanying notes to financial statements.
55

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
U.S. Physical Therapy, Inc. (b)	45,928	$4,074,273
		98,569,824
HEALTH CARE REITs — 0.9%
CareTrust REIT, Inc.	574,249	15,533,435
LTC Properties, Inc. REIT	143,116	4,944,658
Medical Properties Trust, Inc. REIT (b)	3,611,444	14,265,204
Universal Health Realty Income Trust REIT	37,988	1,413,534
		36,156,831
HEALTH CARE TECHNOLOGY — 0.3%
Certara, Inc. (a)	652,983	6,954,269
HealthStream, Inc.	60,168	1,913,342
Schrodinger, Inc. (a) (b)	155,340	2,996,509
Simulations Plus, Inc. (b)	49,685	1,385,715
		13,249,835
HOTEL & RESORT REITs — 0.4%
Apple Hospitality REIT, Inc.	678,849	10,420,332
Pebblebrook Hotel Trust REIT (b)	357,043	4,837,933
Summit Hotel Properties, Inc. REIT	329,847	2,259,452
		17,517,717
HOTELS, RESTAURANTS & LEISURE — 1.4%
BJ's Restaurants, Inc. (a) (b)	136,066	4,780,679
Bloomin' Brands, Inc.	450,399	5,499,372
Cheesecake Factory, Inc. (b)	95,222	4,517,332
Cracker Barrel Old Country Store, Inc. (b)	132,439	7,000,725
Golden Entertainment, Inc.	122,683	3,876,783
Jack in the Box, Inc. (b)	114,126	4,752,207
Papa John's International, Inc. (b)	194,692	7,996,000
Penn Entertainment, Inc. (a) (b)	899,110	17,820,360
		56,243,458
HOUSEHOLD DURABLES — 3.8%
Century Communities, Inc.	164,473	12,065,739
Ethan Allen Interiors, Inc. (b)	135,014	3,795,244
Helen of Troy Ltd. (a) (b)	136,285	8,153,932
La-Z-Boy, Inc. (b)	249,520	10,871,586
Leggett & Platt, Inc.	801,079	7,690,358
LGI Homes, Inc. (a)	123,429	11,034,553
M/I Homes, Inc. (a)	76,284	10,141,958
Meritage Homes Corp.	216,938	33,369,403
Newell Brands, Inc.	2,495,936	24,859,523
Sonos, Inc. (a) (b)	726,375	10,924,680
Tri Pointe Homes, Inc. (a)	273,586	9,920,228
Worthington Enterprises, Inc. (b)	185,873	7,455,366
		150,282,570
HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. (a) (b)	56,813	2,204,345
Central Garden & Pet Co. Class A (a)	310,267	10,254,324
Security Description	Shares	Value
Energizer Holdings, Inc.	226,027	$7,886,082
WD-40 Co.	31,535	7,652,914
		27,997,665
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.5%
Clearway Energy, Inc. Class A	206,521	5,049,439
Clearway Energy, Inc. Class C	494,124	12,847,224
		17,896,663
INDUSTRIAL REITs — 0.9%
Innovative Industrial Properties, Inc. REIT	54,045	3,601,559
LXP Industrial Trust REIT	1,770,976	14,380,325
Terreno Realty Corp. REIT (b)	305,535	18,069,340
		36,051,224
INSURANCE — 3.0%
Ambac Financial Group, Inc. (a)	283,012	3,580,102
AMERISAFE, Inc.	62,492	3,220,838
Assured Guaranty Ltd.	146,885	13,221,119
Employers Holdings, Inc.	70,740	3,624,010
Genworth Financial, Inc. (a)	2,565,269	17,931,230
Horace Mann Educators Corp. (b)	243,104	9,536,970
Lincoln National Corp.	1,021,374	32,387,769
ProAssurance Corp. (a)	305,167	4,855,207
Safety Insurance Group, Inc.	88,509	7,293,142
SiriusPoint Ltd. (a)	550,408	9,021,187
Stewart Information Services Corp. (b)	165,344	11,159,067
United Fire Group, Inc.	126,999	3,613,121
		119,443,762
INTERACTIVE MEDIA & SERVICES — 1.3%
Cars.com, Inc. (a)	198,920	3,447,284
IAC, Inc. (a)	425,454	18,354,086
Shutterstock, Inc. (b)	143,509	4,355,498
TripAdvisor, Inc. (a)	216,739	3,201,235
Yelp, Inc. (a)	176,695	6,838,096
Ziff Davis, Inc. (a) (b)	257,019	13,966,412
		50,162,611
IT SERVICES — 0.6%
DXC Technology Co. (a)	1,086,543	21,709,129
Grid Dynamics Holdings, Inc. (a)	126,200	2,806,688
		24,515,817
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Revelyst, Inc. (a) (b)	348,434	6,700,386
Sturm Ruger & Co., Inc.	100,114	3,541,032
Topgolf Callaway Brands Corp. (a) (b)	844,336	6,636,481
		16,877,899
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Azenta, Inc. (a) (b)	138,660	6,933,000
Cytek Biosciences, Inc. (a) (b)	622,339	4,038,980
Fortrea Holdings, Inc. (a) (b)	535,120	9,979,988

See accompanying notes to financial statements.
56

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Mesa Laboratories, Inc. (b)	10,716	$1,413,119
		22,365,087
MACHINERY — 2.9%
Alamo Group, Inc.	34,638	6,439,551
Albany International Corp. Class A	93,394	7,468,718
Astec Industries, Inc.	136,037	4,570,843
Enpro, Inc. (b)	47,541	8,198,445
Franklin Electric Co., Inc.	91,401	8,907,027
Gates Industrial Corp. PLC (a)	459,790	9,457,880
Hillenbrand, Inc.	418,939	12,894,942
John Bean Technologies Corp. (b)	110,208	14,007,437
Kennametal, Inc. (b)	463,615	11,136,032
Lindsay Corp.	35,573	4,208,642
Proto Labs, Inc. (a)	146,171	5,713,824
Standex International Corp.	25,228	4,717,384
Tennant Co.	112,624	9,182,235
Titan International, Inc. (a) (b)	286,250	1,943,638
Wabash National Corp.	258,474	4,427,660
		113,274,258
MARINE — 0.2%
Matson, Inc.	71,279	9,611,260
MEDIA — 1.2%
Cable One, Inc. (b)	27,486	9,953,230
EchoStar Corp. Class A (a) (b)	367,568	8,417,307
John Wiley & Sons, Inc. Class A (b)	100,870	4,409,028
Scholastic Corp.	148,205	3,161,213
TechTarget, Inc. (a)	90,595	1,795,593
TEGNA, Inc. (b)	967,973	17,704,226
Thryv Holdings, Inc. (a) (b)	151,581	2,243,399
		47,683,996
METALS & MINING — 1.5%
Alpha Metallurgical Resources, Inc. (a)	24,127	4,828,295
Arch Resources, Inc.	108,064	15,260,798
Kaiser Aluminum Corp. (b)	95,054	6,679,445
Materion Corp.	124,937	12,353,771
Metallus, Inc. (a)	223,088	3,152,233
MP Materials Corp. (a) (b)	403,468	6,294,101
SunCoke Energy, Inc.	501,606	5,367,184
Worthington Steel, Inc.	208,980	6,649,744
		60,585,571
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 2.3%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	758,264	6,566,566
Arbor Realty Trust, Inc. REIT (b)	1,133,794	15,703,047
ARMOUR Residential REIT, Inc. (b)	332,619	6,273,194
Blackstone Mortgage Trust, Inc. Class A REIT (b)	1,038,947	18,088,067
Ellington Financial, Inc. REIT (b)	540,797	6,554,460
Security Description	Shares	Value
Franklin BSP Realty Trust, Inc. REIT (b)	488,221	$6,122,291
KKR Real Estate Finance Trust, Inc. REIT (b)	348,613	3,520,991
New York Mortgage Trust, Inc. REIT (b)	540,301	3,274,224
PennyMac Mortgage Investment Trust REIT (b)	518,152	6,523,534
Ready Capital Corp. REIT (b)	1,005,275	6,855,976
Redwood Trust, Inc. REIT (b)	788,971	5,151,981
Two Harbors Investment Corp. REIT	618,287	7,314,335
		91,948,666
MULTI-UTILITIES — 0.5%
Avista Corp.	475,730	17,425,990
Unitil Corp.	58,866	3,189,948
		20,615,938
OFFICE REITs — 1.1%
Brandywine Realty Trust REIT (b)	1,029,970	5,767,832
Douglas Emmett, Inc. REIT (b)	419,456	7,785,103
Easterly Government Properties, Inc. REIT	592,499	6,730,789
Highwoods Properties, Inc. REIT	246,645	7,542,404
JBG SMITH Properties REIT	503,922	7,745,281
SL Green Realty Corp. REIT	126,470	8,589,843
		44,161,252
OIL, GAS & CONSUMABLE FUELS — 3.2%
California Resources Corp.	429,371	22,280,061
Comstock Resources, Inc. (a) (b)	264,845	4,825,476
Crescent Energy Co. Class A	1,050,387	15,346,154
CVR Energy, Inc. (b)	203,893	3,820,955
Dorian LPG Ltd.	217,040	5,289,265
Green Plains, Inc. (a)	385,625	3,655,725
International Seaways, Inc. (b)	103,744	3,728,559
Magnolia Oil & Gas Corp. Class A	410,253	9,591,715
Par Pacific Holdings, Inc. (a)	333,768	5,470,458
Peabody Energy Corp.	730,496	15,296,586
REX American Resources Corp. (a)	92,202	3,843,901
SM Energy Co. (b)	341,277	13,227,897
Talos Energy, Inc. (a) (b)	740,749	7,192,673
Vital Energy, Inc. (a) (b)	160,845	4,973,327
World Kinect Corp. (b)	346,493	9,532,023
		128,074,775
PERSONAL CARE PRODUCTS — 0.3%
Edgewell Personal Care Co. (b)	290,630	9,765,168
USANA Health Sciences, Inc. (a)	65,981	2,368,058
		12,133,226
PHARMACEUTICALS — 1.4%
Amphastar Pharmaceuticals, Inc. (a) (b)	82,791	3,074,030
Innoviva, Inc. (a)	147,863	2,565,423

See accompanying notes to financial statements.
57

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Ligand Pharmaceuticals, Inc. (a)	50,731	$5,435,827
Organon & Co. (b)	1,545,775	23,062,963
Pacira BioSciences, Inc. (a) (b)	275,479	5,190,024
Prestige Consumer Healthcare, Inc. (a)	117,838	9,201,970
Supernus Pharmaceuticals, Inc. (a)	161,390	5,835,862
		54,366,099
PROFESSIONAL SERVICES — 2.0%
Amentum Holdings, Inc. (a) (b)	746,317	15,695,046
CSG Systems International, Inc.	81,406	4,160,661
Heidrick & Struggles International, Inc.	55,981	2,480,518
Korn Ferry	117,935	7,954,716
NV5 Global, Inc. (a)	310,513	5,850,065
Robert Half, Inc.	608,104	42,847,008
		78,988,014
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
Cushman & Wakefield PLC (a)	1,378,604	18,032,140
eXp World Holdings, Inc. (b)	503,756	5,798,232
Kennedy-Wilson Holdings, Inc. (b)	444,126	4,436,819
Marcus & Millichap, Inc. (b)	143,636	5,495,513
		33,762,704
RESIDENTIAL REITs — 0.3%
Centerspace REIT	43,463	2,875,077
Elme Communities REIT	215,271	3,287,188
Veris Residential, Inc. REIT	274,774	4,569,492
		10,731,757
RETAIL REITs — 1.6%
Acadia Realty Trust REIT (b)	221,218	5,344,627
Getty Realty Corp. REIT (b)	172,143	5,186,669
Macerich Co. REIT	497,956	9,919,284
Phillips Edison & Co., Inc. REIT	412,678	15,458,918
Retail Opportunity Investments Corp. REIT	365,893	6,351,902
Saul Centers, Inc. REIT	33,833	1,312,720
SITE Centers Corp. REIT	281,482	4,303,860
Tanger, Inc. REIT	217,941	7,438,326
Urban Edge Properties REIT	297,965	6,406,247
Whitestone REIT	132,968	1,884,157
		63,606,710
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Alpha & Omega Semiconductor Ltd. (a)	73,879	2,735,739
Axcelis Technologies, Inc. (a)	79,488	5,553,827
CEVA, Inc. (a)	73,334	2,313,688
Cohu, Inc. (a) (b)	278,022	7,423,188
Diodes, Inc. (a)	278,387	17,168,126
FormFactor, Inc. (a)	254,085	11,179,740
Ichor Holdings Ltd. (a)	201,228	6,483,566
Kulicke & Soffa Industries, Inc.	323,849	15,110,794
Security Description	Shares	Value
MaxLinear, Inc. (a)	457,947	$9,058,192
Penguin Solutions, Inc. (a)	317,860	6,099,733
Photronics, Inc. (a)	219,153	5,163,245
Qorvo, Inc. (a)	566,527	39,617,233
SolarEdge Technologies, Inc. (a) (b)	250,675	3,409,180
Ultra Clean Holdings, Inc. (a)	268,840	9,664,798
Veeco Instruments, Inc. (a) (b)	338,674	9,076,463
Wolfspeed, Inc. (a) (b)	457,076	3,044,126
		153,101,638
SOFTWARE — 1.3%
A10 Networks, Inc.	176,131	3,240,811
Adeia, Inc.	410,589	5,740,034
Alarm.com Holdings, Inc. (a)	117,930	7,170,144
DoubleVerify Holdings, Inc. (a)	368,507	7,079,020
LiveRamp Holdings, Inc. (a)	186,906	5,676,335
N-able, Inc. (a)	235,836	2,202,708
NCR Voyix Corp. (a) (b)	870,724	12,050,820
SolarWinds Corp.	325,596	4,639,743
Sprinklr, Inc. Class A (a) (b)	410,371	3,467,635
		51,267,250
SPECIALIZED REITs — 0.4%
Four Corners Property Trust, Inc. REIT	265,406	7,203,119
Outfront Media, Inc. REIT	9,275	164,539
Safehold, Inc. REIT (b)	272,756	5,040,531
Uniti Group, Inc. REIT (b)	771,767	4,244,718
		16,652,907
SPECIALTY RETAIL — 6.2%
Academy Sports & Outdoors, Inc. (b)	421,972	24,276,049
Advance Auto Parts, Inc. (b)	356,776	16,871,937
American Eagle Outfitters, Inc. (b)	1,050,051	17,504,350
Asbury Automotive Group, Inc. (a) (b)	117,467	28,548,005
Bath & Body Works, Inc.	644,189	24,975,208
Buckle, Inc. (b)	91,023	4,624,879
Caleres, Inc. (b)	209,946	4,862,349
Foot Locker, Inc. (a) (b)	492,284	10,712,100
Group 1 Automotive, Inc.	39,844	16,793,449
Guess?, Inc. (b)	162,579	2,285,861
Leslie's, Inc. (a)	1,103,047	2,459,795
MarineMax, Inc. (a) (b)	118,581	3,432,920
Monro, Inc.	178,671	4,431,041
National Vision Holdings, Inc. (a)	469,715	4,894,430
ODP Corp. (a)	179,697	4,086,310
Sally Beauty Holdings, Inc. (a)	607,691	6,350,371
Shoe Carnival, Inc. (b)	105,354	3,485,110
Signet Jewelers Ltd. (b)	264,390	21,338,917
Sonic Automotive, Inc. Class A	87,234	5,526,274
Upbound Group, Inc.	290,373	8,470,180
Urban Outfitters, Inc. (a)	184,604	10,131,067

See accompanying notes to financial statements.
58

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Victoria's Secret & Co. (a) (b)	471,378	$19,524,477
		245,585,079
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Corsair Gaming, Inc. (a) (b)	268,553	1,775,135
Xerox Holdings Corp. (b)	689,962	5,816,380
		7,591,515
TEXTILES, APPAREL & LUXURY GOODS — 2.2%
Carter's, Inc. (b)	214,937	11,647,436
G-III Apparel Group Ltd. (a)	230,349	7,513,984
Hanesbrands, Inc. (a)	988,262	8,044,453
Oxford Industries, Inc. (b)	87,997	6,932,404
Steven Madden Ltd.	146,462	6,227,564
VF Corp. (b)	1,982,763	42,550,094
Wolverine World Wide, Inc. (b)	152,857	3,393,425
		86,309,360
TOBACCO — 0.2%
Universal Corp.	147,305	8,078,206
TRADING COMPANIES & DISTRIBUTORS — 1.9%
Air Lease Corp. (b)	621,089	29,942,701
Boise Cascade Co.	230,353	27,379,757
DNOW, Inc. (a)	271,459	3,531,682
GMS, Inc. (a)	84,393	7,159,058
Rush Enterprises, Inc. Class A	141,246	7,738,868
		75,752,066
WATER UTILITIES — 0.9%
American States Water Co.	112,763	8,763,940
California Water Service Group	357,471	16,204,160
Middlesex Water Co. (b)	53,269	2,803,548
SJW Group	180,543	8,886,327
		36,657,975
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Gogo, Inc. (a) (b)	190,386	1,540,223
Security Description	Shares	Value
Telephone & Data Systems, Inc.	585,600	$19,974,816
		21,515,039
TOTAL COMMON STOCKS (Cost $3,869,832,921)		3,965,594,514
SHORT-TERM INVESTMENTS — 8.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	3,568,915	3,568,915
State Street Navigator Securities Lending Portfolio II (e) (f)	348,526,070	348,526,070
TOTAL SHORT-TERM INVESTMENTS (Cost $352,094,985)		352,094,985
TOTAL INVESTMENTS — 108.7% (Cost $4,221,927,906)		4,317,689,499
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.7)%		(345,071,536)
NET ASSETS — 100.0%		$3,972,617,963
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,965,594,514	$—	$—	$3,965,594,514
Short-Term Investments	352,094,985	—	—	352,094,985
TOTAL INVESTMENTS	$4,317,689,499	$—	$—	$4,317,689,499
See accompanying notes to financial statements.
59

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,286,169	$3,287,155	$15,513,506	$18,800,661	$198	$(198)	—	$—	$26,112
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	101,508,395	97,939,480	—	—	3,568,915	3,568,915	95,613
State Street Navigator Securities Lending Portfolio II	272,620,822	272,620,822	1,203,149,192	1,127,243,944	—	—	348,526,070	348,526,070	702,148
Total		$275,907,977	$1,320,171,093	$1,243,984,085	$198	$(198)		$352,094,985	$823,873
See accompanying notes to financial statements.
60

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.0%
AAR Corp. (a)	20	$1,226
AeroVironment, Inc. (a)	130	20,006
Axon Enterprise, Inc. (a)	357	212,172
Boeing Co. (a)	102	18,054
BWX Technologies, Inc.	306	34,085
Curtiss-Wright Corp.	170	60,328
General Dynamics Corp.	388	102,234
General Electric Co.	5,455	909,839
Hexcel Corp.	70	4,389
Howmet Aerospace, Inc.	2,091	228,693
Huntington Ingalls Industries, Inc.	50	9,448
L3Harris Technologies, Inc.	442	92,944
Lockheed Martin Corp.	437	212,356
Mercury Systems, Inc. (a)	91	3,822
Moog, Inc. Class A	150	29,526
Northrop Grumman Corp.	97	45,521
RTX Corp.	4,885	565,292
Textron, Inc.	177	13,539
TransDigm Group, Inc.	270	342,166
Triumph Group, Inc. (a)	341	6,363
Woodward, Inc.	176	29,290
		2,941,293
AIR FREIGHT & LOGISTICS — 0.1%
CH Robinson Worldwide, Inc.	336	34,716
Expeditors International of Washington, Inc.	157	17,391
FedEx Corp.	217	61,049
Forward Air Corp. (a) (b)	62	1,999
GXO Logistics, Inc. (a)	13	565
Hub Group, Inc. Class A	53	2,362
United Parcel Service, Inc. Class B	125	15,762
		133,844
AIRLINES — 0.3%
Alaska Air Group, Inc. (a)	434	28,102
Allegiant Travel Co.	5	471
American Airlines Group, Inc. (a)	110	1,917
Delta Air Lines, Inc.	2,699	163,289
JetBlue Airways Corp. (a) (b)	1,334	10,485
SkyWest, Inc. (a)	239	23,931
Southwest Airlines Co.	1,545	51,943
United Airlines Holdings, Inc. (a)	1,382	134,192
		414,330
AUTO COMPONENTS — 0.0% (c)
Adient PLC (a)	10	172
American Axle & Manufacturing Holdings, Inc. (a)	107	624
Aptiv PLC (a)	53	3,206
Autoliv, Inc.	35	3,283
BorgWarner, Inc.	120	3,815
Dana, Inc.	15	173
Dorman Products, Inc. (a)	126	16,323
Fox Factory Holding Corp. (a)	4	121
Security Description	Shares	Value
Gentex Corp.	121	$3,476
Gentherm, Inc. (a)	72	2,875
Goodyear Tire & Rubber Co. (a)	50	450
LCI Industries	3	310
Lear Corp.	6	568
Patrick Industries, Inc.	110	9,139
Phinia, Inc.	223	10,742
Standard Motor Products, Inc.	60	1,859
Visteon Corp. (a)	3	266
XPEL, Inc. (a) (d)	2	80
		57,482
AUTOMOBILES — 1.6%
Ford Motor Co.	2,658	26,314
General Motors Co.	4,734	252,180
Harley-Davidson, Inc.	402	12,112
Tesla, Inc. (a)	4,943	1,996,181
Thor Industries, Inc. (b)	75	7,178
Winnebago Industries, Inc.	3	144
		2,294,109
BANKS — 5.1%
Ameris Bancorp	288	18,020
Associated Banc-Corp.	478	11,424
Atlantic Union Bankshares Corp.	157	5,947
Axos Financial, Inc. (a)	240	16,764
Banc of California, Inc.	114	1,762
BancFirst Corp.	5	586
Bancorp, Inc. (a)	172	9,052
Bank of America Corp.	26,366	1,158,786
Bank of Hawaii Corp.	58	4,132
Bank OZK	76	3,384
BankUnited, Inc.	337	12,863
Banner Corp.	116	7,745
Berkshire Hills Bancorp, Inc.	5	142
Brookline Bancorp, Inc.	48	566
Cadence Bank	720	24,804
Capitol Federal Financial, Inc.	72	426
Cathay General Bancorp	79	3,761
Central Pacific Financial Corp.	156	4,532
Citigroup, Inc.	8,036	565,654
Citizens Financial Group, Inc.	2,130	93,209
City Holding Co.	21	2,488
Columbia Banking System, Inc.	649	17,529
Comerica, Inc.	561	34,698
Commerce Bancshares, Inc.	340	21,185
Community Financial System, Inc.	189	11,658
Cullen/Frost Bankers, Inc.	95	12,754
Customers Bancorp, Inc. (a)	72	3,505
CVB Financial Corp.	111	2,377
Dime Community Bancshares, Inc.	19	584
Eagle Bancorp, Inc.	75	1,952
East West Bancorp, Inc.	551	52,764
FB Financial Corp.	109	5,615
Fifth Third Bancorp	3,225	136,353
First BanCorp	664	12,344
First Bancorp/Southern Pines NC	137	6,024

See accompanying notes to financial statements.
61

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
First Commonwealth Financial Corp.	91	$1,540
First Financial Bancorp	153	4,113
First Financial Bankshares, Inc.	508	18,313
First Hawaiian, Inc.	210	5,449
First Horizon Corp.	1,943	39,132
Flagstar Financial, Inc. (b)	48	448
FNB Corp.	860	12,711
Fulton Financial Corp.	704	13,573
Glacier Bancorp, Inc.	446	22,398
Hancock Whitney Corp.	316	17,292
Hanmi Financial Corp.	16	378
Heritage Financial Corp.	3	74
Hilltop Holdings, Inc.	91	2,605
Home BancShares, Inc.	474	13,414
Hope Bancorp, Inc.	12	147
Huntington Bancshares, Inc.	6,117	99,524
Independent Bank Corp.	51	3,274
Independent Bank Group, Inc.	156	9,465
International Bancshares Corp.	213	13,453
JPMorgan Chase & Co.	11,119	2,665,335
KeyCorp	4,162	71,337
Lakeland Financial Corp.	12	825
M&T Bank Corp.	700	131,607
National Bank Holdings Corp. Class A	125	5,382
NBT Bancorp, Inc.	116	5,540
Northwest Bancshares, Inc.	13	171
OFG Bancorp	127	5,375
Old National Bancorp	994	21,575
Pacific Premier Bancorp, Inc.	298	7,426
Park National Corp.	55	9,429
Pathward Financial, Inc.	73	5,371
Pinnacle Financial Partners, Inc.	298	34,088
PNC Financial Services Group, Inc.	1,779	343,080
Preferred Bank	57	4,924
Prosperity Bancshares, Inc.	242	18,235
Provident Financial Services, Inc.	406	7,661
Regions Financial Corp.	4,104	96,526
Renasant Corp.	6	214
S&T Bancorp, Inc.	149	5,695
Seacoast Banking Corp. of Florida	216	5,946
ServisFirst Bancshares, Inc.	226	19,151
Simmons First National Corp. Class A	498	11,046
Southside Bancshares, Inc.	3	95
SouthState Corp.	281	27,954
Stellar Bancorp, Inc.	5	142
Synovus Financial Corp.	685	35,093
Texas Capital Bancshares, Inc. (a)	45	3,519
Tompkins Financial Corp.	19	1,289
Triumph Financial, Inc. (a)	64	5,816
Truist Financial Corp.	5,641	244,707
TrustCo Bank Corp.	61	2,032
Trustmark Corp.	257	9,090
U.S. Bancorp	5,731	274,114
UMB Financial Corp.	205	23,136
Security Description	Shares	Value
United Bankshares, Inc.	346	$12,992
United Community Banks, Inc.	303	9,790
Valley National Bancorp	221	2,002
Veritex Holdings, Inc.	160	4,346
WaFd, Inc.	278	8,963
Webster Financial Corp.	247	13,639
Wells Fargo & Co.	11,338	796,381
Westamerica BanCorp	8	420
Western Alliance Bancorp	553	46,198
Wintrust Financial Corp.	186	23,196
WSFS Financial Corp.	124	6,588
Zions Bancorp NA	623	33,798
		7,603,931
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	5	1,500
Brown-Forman Corp. Class B	95	3,608
Celsius Holdings, Inc. (a)	17	448
Coca-Cola Co.	7,909	492,414
Coca-Cola Consolidated, Inc.	30	37,800
Constellation Brands, Inc. Class A	126	27,846
Keurig Dr. Pepper, Inc.	1,684	54,090
MGP Ingredients, Inc. (b)	21	827
Molson Coors Beverage Co. Class B	19	1,089
Monster Beverage Corp. (a)	99	5,203
National Beverage Corp.	12	512
PepsiCo, Inc.	562	85,458
		710,795
BIOTECHNOLOGY — 1.4%
AbbVie, Inc.	6,000	1,066,200
ADMA Biologics, Inc. (a)	1,239	21,249
Alkermes PLC (a)	74	2,128
Amgen, Inc.	953	248,390
Arcus Biosciences, Inc. (a)	5	75
Arrowhead Pharmaceuticals, Inc. (a)	11	207
Biogen, Inc. (a)	16	2,447
BioMarin Pharmaceutical, Inc. (a)	21	1,380
Catalyst Pharmaceuticals, Inc. (a)	467	9,746
Cytokinetics, Inc. (a)	436	20,509
Dynavax Technologies Corp. (a)	14	179
Exelixis, Inc. (a)	348	11,588
Gilead Sciences, Inc.	848	78,330
Halozyme Therapeutics, Inc. (a)	568	27,156
Incyte Corp. (a)	191	13,192
Ironwood Pharmaceuticals, Inc. (a)	125	554
Krystal Biotech, Inc. (a)	122	19,113
Moderna, Inc. (a)	48	1,996
Myriad Genetics, Inc. (a)	437	5,991
Neurocrine Biosciences, Inc. (a)	44	6,006
Protagonist Therapeutics, Inc. (a)	307	11,850
Regeneron Pharmaceuticals, Inc. (a)	242	172,384
Roivant Sciences Ltd. (a)	894	10,576
Sarepta Therapeutics, Inc. (a)	457	55,567
TG Therapeutics, Inc. (a)	703	21,160

See accompanying notes to financial statements.
62

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
United Therapeutics Corp. (a)	179	$63,158
Vericel Corp. (a)	53	2,910
Vertex Pharmaceuticals, Inc. (a)	456	183,631
Vir Biotechnology, Inc. (a)	9	66
Xencor, Inc. (a)	18	414
		2,058,152
BROADLINE RETAIL — 4.4%
Amazon.com, Inc. (a)	29,260	6,419,351
eBay, Inc.	2,199	136,228
Etsy, Inc. (a)	65	3,438
Kohl's Corp. (b)	56	786
Macy's, Inc.	904	15,305
Nordstrom, Inc.	437	10,554
Ollie's Bargain Outlet Holdings, Inc. (a)	77	8,449
		6,594,111
BUILDING PRODUCTS — 1.1%
A.O. Smith Corp.	215	14,665
AAON, Inc.	339	39,894
Advanced Drainage Systems, Inc.	273	31,559
Allegion PLC	324	42,340
American Woodmark Corp. (a)	19	1,511
Apogee Enterprises, Inc.	124	8,855
Armstrong World Industries, Inc.	197	27,842
AZZ, Inc.	157	12,861
Builders FirstSource, Inc. (a)	557	79,612
Carlisle Cos., Inc.	221	81,514
Carrier Global Corp.	3,764	256,931
CSW Industrials, Inc.	78	27,518
Fortune Brands Innovations, Inc.	521	35,600
Gibraltar Industries, Inc. (a)	63	3,711
Griffon Corp.	223	15,893
Hayward Holdings, Inc. (a)	188	2,875
Insteel Industries, Inc.	54	1,459
Johnson Controls International PLC	2,812	221,951
Lennox International, Inc.	131	79,818
Masco Corp.	918	66,619
Masterbrand, Inc. (a)	554	8,094
Owens Corning	343	58,420
Quanex Building Products Corp.	77	1,866
Resideo Technologies, Inc. (a)	212	4,887
Simpson Manufacturing Co., Inc.	149	24,709
Trane Technologies PLC	1,136	419,582
Trex Co., Inc. (a)	106	7,317
UFP Industries, Inc.	150	16,897
Zurn Elkay Water Solutions Corp.	408	15,218
		1,610,018
CAPITAL MARKETS — 4.0%
Affiliated Managers Group, Inc.	102	18,862
Ameriprise Financial, Inc.	357	190,077
Artisan Partners Asset Management, Inc. Class A	122	5,252
Bank of New York Mellon Corp.	3,308	254,154
BGC Group, Inc. Class A	1,489	13,490
Security Description	Shares	Value
Blackrock, Inc.	575	$589,438
Blackstone, Inc.	3,233	557,434
Brightsphere Investment Group, Inc.	3	79
Carlyle Group, Inc.	891	44,987
Cboe Global Markets, Inc.	159	31,069
Charles Schwab Corp.	2,231	165,116
CME Group, Inc.	151	35,067
Cohen & Steers, Inc.	68	6,279
Donnelley Financial Solutions, Inc. (a)	116	7,277
Evercore, Inc. Class A	178	49,340
FactSet Research Systems, Inc.	20	9,606
Federated Hermes, Inc.	62	2,549
Franklin Resources, Inc.	52	1,055
Goldman Sachs Group, Inc.	1,418	811,975
Hamilton Lane, Inc. Class A	208	30,794
Houlihan Lokey, Inc.	240	41,678
Interactive Brokers Group, Inc. Class A	504	89,042
Intercontinental Exchange, Inc.	2,107	313,964
Invesco Ltd.	1,531	26,762
Janus Henderson Group PLC	568	24,157
Jefferies Financial Group, Inc.	789	61,858
KKR & Co., Inc.	3,396	502,302
MarketAxess Holdings, Inc.	48	10,850
Moelis & Co. Class A	316	23,346
Moody's Corp.	619	293,016
Morgan Stanley	4,568	574,289
Morningstar, Inc.	51	17,175
MSCI, Inc.	100	60,001
Nasdaq, Inc.	1,522	117,666
Northern Trust Corp.	630	64,575
Piper Sandler Cos.	69	20,697
PJT Partners, Inc. Class A	76	11,994
Raymond James Financial, Inc.	330	51,259
S&P Global, Inc.	1,167	581,201
SEI Investments Co.	136	11,217
State Street Corp. (e)	929	91,181
StepStone Group, Inc. Class A	337	19,506
Stifel Financial Corp.	459	48,691
StoneX Group, Inc. (a)	51	4,996
T. Rowe Price Group, Inc.	247	27,933
Virtu Financial, Inc. Class A	275	9,812
Virtus Investment Partners, Inc.	4	882
WisdomTree, Inc.	67	703
		5,924,653
CHEMICALS — 0.9%
AdvanSix, Inc.	52	1,481
Air Products & Chemicals, Inc.	92	26,684
Albemarle Corp.	12	1,033
Arcadium Lithium PLC (a)	72	369
Ashland, Inc.	52	3,716
Avient Corp.	387	15,813
Axalta Coating Systems Ltd. (a)	626	21,422
Balchem Corp.	91	14,833
Cabot Corp.	206	18,810

See accompanying notes to financial statements.
63

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Celanese Corp.	130	$8,997
CF Industries Holdings, Inc.	76	6,484
Chemours Co.	70	1,183
Corteva, Inc.	848	48,302
Dow, Inc.	789	31,663
DuPont de Nemours, Inc.	517	39,421
Eastman Chemical Co.	460	42,007
Ecolab, Inc.	1,013	237,366
FMC Corp.	222	10,791
Hawkins, Inc.	126	15,456
HB Fuller Co.	108	7,288
Ingevity Corp. (a)	11	448
Innospec, Inc.	60	6,604
International Flavors & Fragrances, Inc.	1,011	85,480
Koppers Holdings, Inc.	16	518
Linde PLC	584	244,503
LyondellBasell Industries NV Class A	176	13,072
Mativ Holdings, Inc.	52	567
Minerals Technologies, Inc.	108	8,231
Mosaic Co.	62	1,524
NewMarket Corp.	14	7,397
Olin Corp.	58	1,960
PPG Industries, Inc.	116	13,856
Quaker Chemical Corp.	16	2,252
RPM International, Inc.	295	36,303
Scotts Miracle-Gro Co.	217	14,396
Sensient Technologies Corp.	144	10,261
Sherwin-Williams Co.	976	331,772
Stepan Co.	7	453
Westlake Corp.	66	7,567
		1,340,283
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	129	6,602
Brady Corp. Class A	129	9,527
Brink's Co.	207	19,203
Cintas Corp.	1,440	263,088
Clean Harbors, Inc. (a)	212	48,790
Copart, Inc. (a)	837	48,035
CoreCivic, Inc. (a)	12	261
Deluxe Corp.	13	294
Enviri Corp. (a)	52	400
GEO Group, Inc. (a)	477	13,347
Healthcare Services Group, Inc. (a)	153	1,777
HNI Corp.	240	12,089
Interface, Inc.	106	2,581
Liquidity Services, Inc. (a)	53	1,711
Matthews International Corp. Class A	52	1,439
MillerKnoll, Inc.	33	746
MSA Safety, Inc.	22	3,647
OPENLANE, Inc. (a)	94	1,865
Pitney Bowes, Inc.	783	5,669
RB Global, Inc.	226	20,388
Republic Services, Inc.	524	105,418
Security Description	Shares	Value
Rollins, Inc.	728	$33,743
Tetra Tech, Inc.	1,060	42,230
UniFirst Corp.	2	342
Veralto Corp.	1,038	105,720
Vestis Corp.	12	183
Viad Corp. (a)	55	2,338
Waste Management, Inc.	642	129,549
		880,982
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	4,914	543,144
Calix, Inc. (a)	57	1,987
Ciena Corp. (a)	493	41,811
Cisco Systems, Inc.	1,644	97,325
Digi International, Inc. (a)	4	121
Extreme Networks, Inc. (a)	14	234
F5, Inc. (a)	193	48,534
Harmonic, Inc. (a)	12	159
Juniper Networks, Inc.	1,122	42,019
Lumentum Holdings, Inc. (a)	286	24,010
Motorola Solutions, Inc.	699	323,099
NetScout Systems, Inc. (a)	130	2,816
Viasat, Inc. (a) (b)	8	68
Viavi Solutions, Inc. (a)	157	1,586
		1,126,913
CONSTRUCTION & ENGINEERING — 0.4%
AECOM	345	36,853
Arcosa, Inc.	108	10,448
Comfort Systems USA, Inc.	177	75,059
Dycom Industries, Inc. (a)	154	26,805
EMCOR Group, Inc.	233	105,759
Everus Construction Group, Inc. (a)	166	10,914
Fluor Corp. (a)	580	28,606
Granite Construction, Inc.	220	19,296
MasTec, Inc. (a)	305	41,523
MYR Group, Inc. (a)	5	744
Quanta Services, Inc.	697	220,287
Valmont Industries, Inc.	71	21,773
		598,067
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	162	39,975
Knife River Corp. (a)	322	32,728
Martin Marietta Materials, Inc.	123	63,530
Vulcan Materials Co.	232	59,677
		195,910
CONSUMER FINANCE — 1.0%
Ally Financial, Inc.	1,094	39,395
American Express Co.	2,649	786,197
Bread Financial Holdings, Inc.	234	14,288
Capital One Financial Corp.	1,406	250,718
Discover Financial Services	1,129	195,577
Encore Capital Group, Inc. (a)	11	525
Enova International, Inc. (a)	130	12,464
FirstCash Holdings, Inc.	16	1,658
Green Dot Corp. Class A (a)	6	64

See accompanying notes to financial statements.
64

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Navient Corp.	154	$2,047
PRA Group, Inc. (a)	58	1,212
PROG Holdings, Inc.	206	8,705
SLM Corp.	870	23,994
Synchrony Financial	1,859	120,835
		1,457,679
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.5%
Andersons, Inc.	51	2,066
BJ's Wholesale Club Holdings, Inc. (a)	164	14,653
Casey's General Stores, Inc.	107	42,397
Chefs' Warehouse, Inc. (a)	164	8,088
Costco Wholesale Corp.	1,870	1,713,425
Dollar General Corp.	21	1,592
Dollar Tree, Inc. (a)	21	1,574
Grocery Outlet Holding Corp. (a)	72	1,124
Kroger Co.	1,178	72,035
Performance Food Group Co. (a)	381	32,214
PriceSmart, Inc.	52	4,793
SpartanNash Co.	4	73
Sprouts Farmers Market, Inc. (a)	510	64,806
Sysco Corp.	398	30,431
Target Corp.	1,576	213,044
U.S. Foods Holding Corp. (a)	965	65,099
United Natural Foods, Inc. (a)	177	4,834
Walgreens Boots Alliance, Inc.	128	1,194
Walmart, Inc.	15,958	1,441,805
		3,715,247
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	3,343	31,458
AptarGroup, Inc.	131	20,580
Avery Dennison Corp.	148	27,695
Ball Corp.	1,030	56,784
Berry Global Group, Inc.	92	5,950
Crown Holdings, Inc.	151	12,486
Graphic Packaging Holding Co.	791	21,484
Greif, Inc. Class A	13	795
International Paper Co.	1,258	67,705
O-I Glass, Inc. (a)	72	780
Packaging Corp. of America	300	67,539
Sealed Air Corp.	175	5,920
Silgan Holdings, Inc.	108	5,621
Smurfit WestRock PLC	1,943	104,650
Sonoco Products Co.	74	3,615
		433,062
DISTRIBUTORS — 0.0% (c)
Genuine Parts Co.	67	7,823
LKQ Corp.	95	3,491
Pool Corp.	49	16,706
		28,020
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	125	11,356
Duolingo, Inc. (a)	185	59,983
Frontdoor, Inc. (a)	343	18,752
Security Description	Shares	Value
Graham Holdings Co. Class B	7	$6,103
Grand Canyon Education, Inc. (a)	22	3,604
H&R Block, Inc.	554	29,273
Perdoceo Education Corp.	150	3,971
Service Corp. International	498	39,750
Strategic Education, Inc.	53	4,951
Stride, Inc. (a)	221	22,969
		200,712
DIVERSIFIED REITs — 0.0% (c)
Alexander & Baldwin, Inc. REIT	149	2,643
American Assets Trust, Inc. REIT	5	131
Armada Hoffler Properties, Inc. REIT	92	941
Essential Properties Realty Trust, Inc. REIT	739	23,116
Global Net Lease, Inc. REIT	209	1,526
WP Carey, Inc. REIT	271	14,764
		43,121
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	26,315	599,193
Cogent Communications Holdings, Inc.	48	3,699
Frontier Communications Parent, Inc. (a)	1,104	38,309
Iridium Communications, Inc.	116	3,366
Lumen Technologies, Inc. (a)	5,394	28,642
Shenandoah Telecommunications Co.	152	1,917
Verizon Communications, Inc.	9,728	389,023
		1,064,149
ELECTRIC UTILITIES — 1.5%
ALLETE, Inc.	116	7,517
Alliant Energy Corp.	386	22,828
American Electric Power Co., Inc.	1,661	153,194
Constellation Energy Corp.	1,577	352,791
Duke Energy Corp.	1,780	191,777
Edison International	1,312	104,750
Entergy Corp.	1,458	110,546
Evergy, Inc.	466	28,682
Eversource Energy	731	41,981
Exelon Corp.	504	18,971
FirstEnergy Corp.	897	35,683
IDACORP, Inc.	63	6,885
MGE Energy, Inc.	67	6,295
NextEra Energy, Inc.	7,538	540,399
NRG Energy, Inc.	1,035	93,378
OGE Energy Corp.	245	10,106
Otter Tail Corp.	22	1,624
PG&E Corp.	2,698	54,446
Pinnacle West Capital Corp.	106	8,986
Portland General Electric Co.	124	5,409
PPL Corp.	2,106	68,361
Southern Co.	3,123	257,085
TXNM Energy, Inc.	50	2,458

See accompanying notes to financial statements.
65

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Xcel Energy, Inc.	376	$25,387
		2,149,539
ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	133	38,853
AMETEK, Inc.	284	51,194
Eaton Corp. PLC	1,672	554,887
Emerson Electric Co.	697	86,379
EnerSys	42	3,882
GE Vernova, Inc.	1,379	453,594
Generac Holdings, Inc. (a)	286	44,344
NEXTracker, Inc. Class A (a)	58	2,119
nVent Electric PLC	566	38,579
Powell Industries, Inc. (b)	57	12,634
Regal Rexnord Corp.	212	32,888
Rockwell Automation, Inc.	57	16,290
Sensata Technologies Holding PLC	15	411
Sunrun, Inc. (a) (b)	1,067	9,870
Vicor Corp. (a)	7	338
		1,346,262
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Advanced Energy Industries, Inc.	12	1,388
Amphenol Corp. Class A	5,073	352,320
Arlo Technologies, Inc. (a)	381	4,263
Arrow Electronics, Inc. (a)	17	1,923
Avnet, Inc.	87	4,552
Badger Meter, Inc.	116	24,606
Belden, Inc.	181	20,382
Benchmark Electronics, Inc.	77	3,496
CDW Corp.	95	16,534
Cognex Corp.	18	646
Coherent Corp. (a)	801	75,879
Corning, Inc.	3,458	164,324
Crane NXT Co.	67	3,901
CTS Corp.	21	1,107
ePlus, Inc. (a)	97	7,166
Fabrinet (a)	135	29,684
Hubbell, Inc.	226	94,669
Insight Enterprises, Inc. (a)	120	18,252
IPG Photonics Corp. (a)	21	1,527
Itron, Inc. (a)	179	19,436
Jabil, Inc.	12	1,727
Keysight Technologies, Inc. (a)	304	48,832
Knowles Corp. (a)	136	2,711
Littelfuse, Inc.	8	1,885
Novanta, Inc. (a)	78	11,916
OSI Systems, Inc. (a)	49	8,204
PC Connection, Inc.	56	3,879
Plexus Corp. (a)	46	7,198
Rogers Corp. (a)	2	203
Sanmina Corp. (a)	136	10,291
ScanSource, Inc. (a)	17	807
TD SYNNEX Corp.	158	18,530
TE Connectivity PLC	621	88,784
Teledyne Technologies, Inc. (a)	56	25,991
Security Description	Shares	Value
Trimble, Inc. (a)	501	$35,401
TTM Technologies, Inc. (a)	397	9,826
Vishay Intertechnology, Inc.	13	220
Vontier Corp.	209	7,622
Zebra Technologies Corp. Class A (a)	242	93,465
		1,223,547
ENERGY EQUIPMENT & SERVICES — 0.1%
Archrock, Inc.	865	21,530
Baker Hughes Co.	404	16,572
Bristow Group, Inc. (a)	7	240
Cactus, Inc. Class A	111	6,478
ChampionX Corp.	153	4,160
Core Laboratories, Inc.	5	87
Halliburton Co.	119	3,236
Helix Energy Solutions Group, Inc. (a)	633	5,900
Helmerich & Payne, Inc.	52	1,665
Innovex International, Inc. (a)	4	56
Liberty Energy, Inc.	18	358
Nabors Industries Ltd. (a)	3	171
NOV, Inc.	323	4,716
Oceaneering International, Inc. (a)	152	3,964
Patterson-UTI Energy, Inc.	53	438
ProPetro Holding Corp. (a)	10	93
RPC, Inc. (b)	8	47
Schlumberger NV	189	7,246
Tidewater, Inc. (a)	16	875
Valaris Ltd. (a)	53	2,345
Weatherford International PLC	8	573
		80,750
ENTERTAINMENT — 1.4%
Cinemark Holdings, Inc. (a)	337	10,440
Electronic Arts, Inc.	229	33,503
Live Nation Entertainment, Inc. (a)	403	52,188
Madison Square Garden Sports Corp. (a)	15	3,385
Netflix, Inc. (a)	1,918	1,709,552
Take-Two Interactive Software, Inc. (a)	111	20,433
TKO Group Holdings, Inc. (a)	241	34,249
Walt Disney Co.	1,722	191,745
Warner Bros Discovery, Inc. (a)	378	3,995
		2,059,490
FINANCIAL SERVICES — 3.1%
Berkshire Hathaway, Inc. Class B (a)	4,244	1,923,720
Corpay, Inc. (a)	193	65,315
Equitable Holdings, Inc.	1,351	63,727
Essent Group Ltd.	328	17,856
Euronet Worldwide, Inc. (a)	61	6,273
EVERTEC, Inc.	42	1,450
Fidelity National Information Services, Inc.	2,447	197,644
Fiserv, Inc. (a)	2,244	460,963

See accompanying notes to financial statements.
66

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Global Payments, Inc.	39	$4,370
HA Sustainable Infrastructure Capital, Inc. (b)	582	15,615
Jack Henry & Associates, Inc.	109	19,108
Jackson Financial, Inc. Class A	376	32,742
Mastercard, Inc. Class A	1,673	880,952
MGIC Investment Corp.	1,067	25,299
Mr. Cooper Group, Inc. (a)	326	31,299
NCR Atleos Corp. (a)	123	4,172
NMI Holdings, Inc. (a)	274	10,072
Payoneer Global, Inc. (a)	330	3,313
PayPal Holdings, Inc. (a)	3,683	314,344
Radian Group, Inc.	520	16,495
Visa, Inc. Class A	1,646	520,202
Voya Financial, Inc.	116	7,984
Walker & Dunlop, Inc.	156	15,165
Western Union Co.	702	7,441
WEX, Inc. (a)	42	7,364
		4,652,885
FOOD PRODUCTS — 0.3%
Archer-Daniels-Midland Co.	91	4,597
B&G Foods, Inc. (b)	269	1,854
Bunge Global SA	16	1,244
Cal-Maine Foods, Inc.	186	19,143
Campbell's Co.	281	11,768
Conagra Brands, Inc.	583	16,178
Darling Ingredients, Inc. (a)	17	573
Flowers Foods, Inc.	20	413
Fresh Del Monte Produce, Inc.	58	1,926
General Mills, Inc.	526	33,543
Hain Celestial Group, Inc. (a)	56	344
Hershey Co.	60	10,161
Hormel Foods Corp.	51	1,600
Ingredion, Inc.	237	32,602
J&J Snack Foods Corp.	6	931
J.M. Smucker Co.	11	1,211
John B Sanfilippo & Son, Inc.	10	871
Kellanova	1,202	97,326
Kraft Heinz Co.	720	22,111
Lamb Weston Holdings, Inc.	70	4,678
Lancaster Colony Corp.	15	2,597
McCormick & Co., Inc.	514	39,187
Mondelez International, Inc. Class A	908	54,235
Pilgrim's Pride Corp. (a)	192	8,715
Post Holdings, Inc. (a)	127	14,537
Simply Good Foods Co. (a)	74	2,885
Tootsie Roll Industries, Inc.	2	65
TreeHouse Foods, Inc. (a)	53	1,862
Tyson Foods, Inc. Class A	508	29,180
WK Kellogg Co. (b)	73	1,313
		417,650
GAS UTILITIES — 0.1%
Atmos Energy Corp.	321	44,706
Chesapeake Utilities Corp.	73	8,859
MDU Resources Group, Inc.	666	12,001
Security Description	Shares	Value
National Fuel Gas Co.	74	$4,490
New Jersey Resources Corp.	124	5,785
Northwest Natural Holding Co.	11	435
ONE Gas, Inc.	67	4,640
Southwest Gas Holdings, Inc.	148	10,465
Spire, Inc.	54	3,663
UGI Corp.	302	8,525
		103,569
GROUND TRANSPORTATION — 0.7%
ArcBest Corp.	13	1,213
Avis Budget Group, Inc. (a) (b)	2	161
CSX Corp.	1,840	59,377
Heartland Express, Inc.	54	606
JB Hunt Transport Services, Inc.	9	1,536
Knight-Swift Transportation Holdings, Inc.	72	3,819
Landstar System, Inc.	43	7,390
Marten Transport Ltd.	131	2,045
Norfolk Southern Corp.	460	107,962
Old Dominion Freight Line, Inc.	77	13,583
RXO, Inc. (a)	377	8,988
Ryder System, Inc.	171	26,823
Saia, Inc. (a)	37	16,862
Uber Technologies, Inc. (a)	9,422	568,335
Union Pacific Corp.	744	169,662
Werner Enterprises, Inc.	7	251
XPO, Inc. (a)	360	47,214
		1,035,827
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	2,124	240,246
Align Technology, Inc. (a)	206	42,953
Artivion, Inc. (a)	4	114
Avanos Medical, Inc. (a)	5	80
Baxter International, Inc.	625	18,225
Becton Dickinson & Co.	43	9,755
Boston Scientific Corp. (a)	6,205	554,231
CONMED Corp. (b)	3	205
Cooper Cos., Inc. (a)	623	57,272
Dentsply Sirona, Inc.	42	797
Dexcom, Inc. (a)	55	4,277
Edwards Lifesciences Corp. (a)	242	17,915
Embecta Corp.	18	372
Enovis Corp. (a)	15	658
Envista Holdings Corp. (a)	78	1,505
GE HealthCare Technologies, Inc.	1,427	111,563
Glaukos Corp. (a)	283	42,433
Globus Medical, Inc. Class A (a)	447	36,971
Haemonetics Corp. (a)	44	3,436
Hologic, Inc. (a)	284	20,474
ICU Medical, Inc. (a)	116	18,000
IDEXX Laboratories, Inc. (a)	103	42,584
Inari Medical, Inc. (a)	17	868
Inspire Medical Systems, Inc. (a)	104	19,280
Insulet Corp. (a)	335	87,458
Integer Holdings Corp. (a)	127	16,830

See accompanying notes to financial statements.
67

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Integra LifeSciences Holdings Corp. (a)	7	$159
Intuitive Surgical, Inc. (a)	1,691	882,634
Lantheus Holdings, Inc. (a)	306	27,375
LeMaitre Vascular, Inc.	116	10,688
LivaNova PLC (a)	60	2,779
Masimo Corp. (a)	183	30,250
Medtronic PLC	2,616	208,966
Merit Medical Systems, Inc. (a)	193	18,667
Neogen Corp. (a) (b)	160	1,942
Omnicell, Inc. (a)	19	846
Penumbra, Inc. (a)	5	1,187
QuidelOrtho Corp. (a)	5	223
ResMed, Inc.	664	151,850
Solventum Corp. (a)	17	1,123
STAAR Surgical Co. (a)	5	121
STERIS PLC	114	23,434
Stryker Corp.	793	285,520
Tandem Diabetes Care, Inc. (a)	328	11,815
Teleflex, Inc.	110	19,578
TransMedics Group, Inc. (a)	176	10,974
UFP Technologies, Inc. (a)	20	4,890
Zimmer Biomet Holdings, Inc.	42	4,436
		3,047,959
HEALTH CARE PROVIDERS & SERVICES — 0.7%
Acadia Healthcare Co., Inc. (a)	50	1,982
AdaptHealth Corp. (a)	8	76
Addus HomeCare Corp. (a)	73	9,150
Amedisys, Inc. (a)	44	3,995
AMN Healthcare Services, Inc. (a)	21	502
Astrana Health, Inc. (a)	192	6,054
Cardinal Health, Inc.	296	35,008
Cencora, Inc.	216	48,531
Centene Corp. (a)	217	13,146
Chemed Corp.	5	2,649
Cigna Group	186	51,362
CorVel Corp. (a)	123	13,685
CVS Health Corp.	205	9,202
DaVita, Inc. (a)	193	28,863
Elevance Health, Inc.	222	81,896
Encompass Health Corp.	362	33,431
Ensign Group, Inc.	193	25,642
Fulgent Genetics, Inc. (a)	2	37
HCA Healthcare, Inc.	870	261,130
HealthEquity, Inc. (a)	59	5,661
Henry Schein, Inc. (a)	14	969
Humana, Inc.	13	3,298
Labcorp Holdings, Inc.	65	14,906
McKesson Corp.	54	30,775
Molina Healthcare, Inc. (a)	19	5,530
National HealthCare Corp.	72	7,744
NeoGenomics, Inc. (a)	14	231
Option Care Health, Inc. (a)	61	1,415
Owens & Minor, Inc. (a)	8	105
Patterson Cos., Inc.	96	2,963
Pediatrix Medical Group, Inc. (a)	54	708
Security Description	Shares	Value
Progyny, Inc. (a)	9	$155
Quest Diagnostics, Inc.	158	23,836
RadNet, Inc. (a)	331	23,117
Select Medical Holdings Corp.	328	6,183
Tenet Healthcare Corp. (a)	508	64,125
U.S. Physical Therapy, Inc.	8	710
UnitedHealth Group, Inc.	381	192,733
Universal Health Services, Inc. Class B	283	50,776
		1,062,281
HEALTH CARE REITs — 0.4%
Alexandria Real Estate Equities, Inc. REIT	322	31,411
CareTrust REIT, Inc.	684	18,502
Healthcare Realty Trust, Inc. REIT	1,034	17,526
Healthpeak Properties, Inc. REIT	2,777	56,290
LTC Properties, Inc. REIT	13	449
Medical Properties Trust, Inc. REIT	332	1,312
Omega Healthcare Investors, Inc. REIT	535	20,250
Sabra Health Care REIT, Inc.	863	14,947
Universal Health Realty Income Trust REIT	53	1,972
Ventas, Inc. REIT	1,633	96,167
Welltower, Inc. REIT	2,335	294,280
		553,106
HEALTH CARE TECHNOLOGY — 0.0% (c)
Certara, Inc. (a)	135	1,438
Doximity, Inc. Class A (a)	629	33,582
Schrodinger, Inc. (a)	46	887
Simulations Plus, Inc.	2	56
		35,963
HOTEL & RESORT REITs — 0.0% (c)
Apple Hospitality REIT, Inc.	323	4,958
DiamondRock Hospitality Co. REIT	109	984
Host Hotels & Resorts, Inc. REIT	684	11,984
Park Hotels & Resorts, Inc. REIT	705	9,919
Pebblebrook Hotel Trust REIT	12	163
Summit Hotel Properties, Inc. REIT	324	2,219
Sunstone Hotel Investors, Inc. REIT	115	1,362
Xenia Hotels & Resorts, Inc. REIT	279	4,146
		35,735
HOTELS, RESTAURANTS & LEISURE — 1.6%
Airbnb, Inc. Class A (a)	178	23,391
Aramark	797	29,736
BJ's Restaurants, Inc. (a)	3	105
Bloomin' Brands, Inc.	9	110
Booking Holdings, Inc.	121	601,179
Boyd Gaming Corp.	7	508
Brinker International, Inc. (a)	267	35,321
Caesars Entertainment, Inc. (a)	43	1,437
Carnival Corp. (a)	4,259	106,134
Cheesecake Factory, Inc. (b)	51	2,419
Chipotle Mexican Grill, Inc. (a)	4,656	280,757

See accompanying notes to financial statements.
68

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Choice Hotels International, Inc.	13	$1,846
Churchill Downs, Inc.	94	12,553
Cracker Barrel Old Country Store, Inc.	2	106
Darden Restaurants, Inc.	95	17,736
Dave & Buster's Entertainment, Inc. (a) (b)	10	292
Domino's Pizza, Inc.	61	25,605
Expedia Group, Inc. (a)	495	92,233
Golden Entertainment, Inc.	7	221
Hilton Grand Vacations, Inc. (a)	21	818
Hilton Worldwide Holdings, Inc.	906	223,927
Hyatt Hotels Corp. Class A	155	24,332
Jack in the Box, Inc. (b)	6	250
Las Vegas Sands Corp.	62	3,184
Light & Wonder, Inc. (a)	170	14,685
Marriott International, Inc. Class A	472	131,660
Marriott Vacations Worldwide Corp.	4	359
McDonald's Corp.	683	197,995
MGM Resorts International (a)	113	3,915
Monarch Casino & Resort, Inc.	10	789
Norwegian Cruise Line Holdings Ltd. (a)	1,610	41,425
Papa John's International, Inc.	10	411
Penn Entertainment, Inc. (a)	17	337
Planet Fitness, Inc. Class A (a)	287	28,376
Royal Caribbean Cruises Ltd.	1,246	287,440
Sabre Corp. (a)	61	223
Shake Shack, Inc. Class A (a)	186	24,143
Six Flags Entertainment Corp.	93	4,482
Starbucks Corp.	461	42,066
Texas Roadhouse, Inc.	322	58,098
Travel & Leisure Co.	265	13,369
Vail Resorts, Inc.	8	1,500
Wendy's Co.	133	2,168
Wingstop, Inc.	152	43,198
Wyndham Hotels & Resorts, Inc.	63	6,350
Wynn Resorts Ltd.	53	4,566
Yum! Brands, Inc.	270	36,223
		2,427,978
HOUSEHOLD DURABLES — 0.7%
Cavco Industries, Inc. (a)	36	16,064
Century Communities, Inc.	61	4,475
DR Horton, Inc.	1,393	194,769
Ethan Allen Interiors, Inc.	12	337
Garmin Ltd.	688	141,907
Green Brick Partners, Inc. (a)	158	8,926
Helen of Troy Ltd. (a)	2	120
Installed Building Products, Inc.	117	20,504
KB Home	288	18,927
La-Z-Boy, Inc.	117	5,098
Leggett & Platt, Inc.	14	135
Lennar Corp. Class A	1,148	156,553
LGI Homes, Inc. (a)	2	179
M/I Homes, Inc. (a)	133	17,682
Meritage Homes Corp.	172	26,457
Security Description	Shares	Value
Mohawk Industries, Inc. (a)	268	$31,927
Newell Brands, Inc.	66	657
NVR, Inc. (a)	14	114,505
PulteGroup, Inc.	1,040	113,256
Taylor Morrison Home Corp. (a)	499	30,544
Tempur Sealy International, Inc.	499	28,288
Toll Brothers, Inc.	517	65,116
TopBuild Corp. (a)	150	46,701
Tri Pointe Homes, Inc. (a)	447	16,208
Whirlpool Corp. (b)	6	687
Worthington Enterprises, Inc.	67	2,687
		1,062,709
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. Class A (a)	120	3,966
Church & Dwight Co., Inc.	232	24,293
Clorox Co.	389	63,177
Colgate-Palmolive Co.	2,556	232,366
Energizer Holdings, Inc.	20	698
Kimberly-Clark Corp.	409	53,595
Procter & Gamble Co.	2,236	374,865
WD-40 Co.	7	1,699
		754,659
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	2,033	26,165
Clearway Energy, Inc. Class C	300	7,800
Ormat Technologies, Inc.	5	339
Vistra Corp.	1,821	251,061
		285,365
INDUSTRIAL CONGLOMERATES — 0.3%
3M Co.	2,614	337,441
Honeywell International, Inc.	445	100,521
		437,962
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	56	8,987
First Industrial Realty Trust, Inc. REIT	342	17,145
Innovative Industrial Properties, Inc. REIT	160	10,662
LXP Industrial Trust REIT	242	1,965
Prologis, Inc. REIT	1,639	173,242
Rexford Industrial Realty, Inc. REIT	95	3,673
STAG Industrial, Inc. REIT	266	8,996
		224,670
INSURANCE — 2.0%
Aflac, Inc.	1,692	175,020
Allstate Corp.	969	186,814
American Financial Group, Inc.	117	16,021
American International Group, Inc.	790	57,512
AMERISAFE, Inc.	12	618
Aon PLC Class A	152	54,592
Arch Capital Group Ltd.	666	61,505

See accompanying notes to financial statements.
69

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Arthur J Gallagher & Co.	306	$86,858
Assurant, Inc.	130	27,719
Assured Guaranty Ltd.	93	8,371
Brighthouse Financial, Inc. (a)	21	1,009
Brown & Brown, Inc.	865	88,247
Chubb Ltd.	970	268,011
Cincinnati Financial Corp.	493	70,844
CNO Financial Group, Inc.	341	12,689
Employers Holdings, Inc.	67	3,432
Erie Indemnity Co. Class A	133	54,827
Everest Group Ltd.	16	5,799
Fidelity National Financial, Inc.	1,037	58,217
First American Financial Corp.	213	13,300
Genworth Financial, Inc. (a)	791	5,529
Globe Life, Inc.	9	1,004
Goosehead Insurance, Inc. Class A (a)	65	6,969
Hanover Insurance Group, Inc.	53	8,197
Hartford Financial Services Group, Inc.	1,238	135,437
HCI Group, Inc. (b)	7	816
Horace Mann Educators Corp.	20	785
Kemper Corp.	217	14,417
Kinsale Capital Group, Inc.	62	28,838
Lincoln National Corp.	611	19,375
Loews Corp.	224	18,971
Marsh & McLennan Cos., Inc.	465	98,771
Mercury General Corp.	155	10,304
MetLife, Inc.	1,836	150,332
Old Republic International Corp.	490	17,733
Palomar Holdings, Inc. (a)	109	11,509
Primerica, Inc.	93	25,242
Principal Financial Group, Inc.	438	33,906
ProAssurance Corp. (a)	160	2,546
Progressive Corp.	2,464	590,399
Prudential Financial, Inc.	1,020	120,901
Reinsurance Group of America, Inc.	225	48,067
RenaissanceRe Holdings Ltd.	77	19,158
RLI Corp.	69	11,373
Ryan Specialty Holdings, Inc.	447	28,680
Safety Insurance Group, Inc.	10	824
Selective Insurance Group, Inc.	52	4,863
SiriusPoint Ltd. (a)	338	5,540
Stewart Information Services Corp.	125	8,436
Travelers Cos., Inc.	697	167,900
Trupanion, Inc. (a) (b)	167	8,049
United Fire Group, Inc.	61	1,735
Unum Group	210	15,336
W.R. Berkley Corp.	528	30,899
Willis Towers Watson PLC	156	48,865
		2,953,111
INTERACTIVE MEDIA & SERVICES — 7.1%
Alphabet, Inc. Class A	13,504	2,556,307
Alphabet, Inc. Class C	9,723	1,851,648
Cargurus, Inc. (a)	242	8,843
Cars.com, Inc. (a)	154	2,669
Security Description	Shares	Value
Match Group, Inc. (a)	64	$2,093
Meta Platforms, Inc. Class A	10,372	6,072,910
QuinStreet, Inc. (a)	6	138
Shutterstock, Inc.	68	2,064
TripAdvisor, Inc. (a)	78	1,152
Yelp, Inc. (a)	7	271
Ziff Davis, Inc. (a)	62	3,369
		10,501,464
IT SERVICES — 0.9%
Accenture PLC Class A	591	207,908
Akamai Technologies, Inc. (a)	17	1,626
ASGN, Inc. (a)	36	3,000
Cognizant Technology Solutions Corp. Class A	610	46,909
DigitalOcean Holdings, Inc. (a)	323	11,005
DXC Technology Co. (a)	21	419
EPAM Systems, Inc. (a)	6	1,403
Gartner, Inc. (a)	283	137,105
GoDaddy, Inc. Class A (a)	708	139,738
International Business Machines Corp.	3,633	798,642
Kyndryl Holdings, Inc. (a)	911	31,521
VeriSign, Inc. (a)	10	2,070
		1,381,346
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Brunswick Corp.	42	2,717
Hasbro, Inc.	584	32,651
Mattel, Inc. (a)	57	1,011
Polaris, Inc.	5	288
Revelyst, Inc. (a)	164	3,154
Sturm Ruger & Co., Inc.	52	1,839
Topgolf Callaway Brands Corp. (a)	70	550
YETI Holdings, Inc. (a)	55	2,118
		44,328
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	987	132,594
Avantor, Inc. (a)	2,315	48,777
Azenta, Inc. (a)	127	6,350
BioLife Solutions, Inc. (a)	9	234
Bio-Rad Laboratories, Inc. Class A (a)	22	7,227
Bio-Techne Corp.	531	38,248
Bruker Corp.	72	4,221
Charles River Laboratories International, Inc. (a)	59	10,891
Danaher Corp.	2,180	500,419
Fortrea Holdings, Inc. (a)	10	186
Illumina, Inc. (a)	190	25,390
IQVIA Holdings, Inc. (a)	351	68,975
Medpace Holdings, Inc. (a)	75	24,917
Mettler-Toledo International, Inc. (a)	74	90,552
Repligen Corp. (a)	6	864
Revvity, Inc.	491	54,801
Sotera Health Co. (a)	119	1,628

See accompanying notes to financial statements.
70

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Thermo Fisher Scientific, Inc.	1,089	$566,530
Waters Corp. (a)	220	81,616
West Pharmaceutical Services, Inc.	8	2,620
		1,667,040
MACHINERY — 1.8%
AGCO Corp.	7	654
Alamo Group, Inc.	3	558
Albany International Corp. Class A	10	800
Astec Industries, Inc.	7	235
Barnes Group, Inc.	220	10,397
Caterpillar, Inc.	2,173	788,278
Chart Industries, Inc. (a)	5	954
Crane Co.	209	31,716
Cummins, Inc.	505	176,043
Deere & Co.	174	73,724
Donaldson Co., Inc.	281	18,925
Dover Corp.	506	94,926
Enerpac Tool Group Corp.	129	5,301
Enpro, Inc.	69	11,899
Esab Corp.	267	32,024
ESCO Technologies, Inc.	45	5,994
Federal Signal Corp.	262	24,206
Flowserve Corp.	525	30,198
Fortive Corp.	434	32,550
Franklin Electric Co., Inc.	50	4,873
Gates Industrial Corp. PLC (a)	956	19,665
Graco, Inc.	187	15,762
Greenbrier Cos., Inc.	63	3,842
Hillenbrand, Inc.	8	246
IDEX Corp.	44	9,209
Illinois Tool Works, Inc.	262	66,433
Ingersoll Rand, Inc.	1,702	153,963
ITT, Inc.	331	47,293
John Bean Technologies Corp.	10	1,271
Kennametal, Inc.	96	2,306
Lincoln Electric Holdings, Inc.	50	9,374
Lindsay Corp.	1	118
Middleby Corp. (a)	64	8,669
Mueller Industries, Inc.	547	43,410
Nordson Corp.	49	10,253
Oshkosh Corp.	61	5,799
Otis Worldwide Corp.	1,033	95,666
PACCAR, Inc.	638	66,365
Parker-Hannifin Corp.	575	365,717
Pentair PLC	742	74,675
Proto Labs, Inc. (a)	52	2,033
RBC Bearings, Inc. (a)	92	27,521
Snap-on, Inc.	40	13,579
SPX Technologies, Inc. (a)	236	34,343
Standex International Corp.	16	2,992
Stanley Black & Decker, Inc.	353	28,342
Tennant Co.	72	5,870
Terex Corp.	56	2,588
Timken Co.	21	1,499
Titan International, Inc. (a)	16	109
Security Description	Shares	Value
Toro Co.	59	$4,726
Trinity Industries, Inc.	364	12,776
Wabash National Corp.	71	1,216
Watts Water Technologies, Inc. Class A	44	8,945
Westinghouse Air Brake Technologies Corp.	761	144,278
Xylem, Inc.	807	93,628
		2,728,736
MARINE — 0.0% (c)
Kirby Corp. (a)	241	25,498
Matson, Inc.	172	23,192
		48,690
MEDIA — 0.2%
Cable One, Inc.	1	362
Charter Communications, Inc. Class A (a)	10	3,428
Comcast Corp. Class A	1,579	59,260
EchoStar Corp. Class A (a)	573	13,122
Fox Corp. Class A	699	33,957
Fox Corp. Class B	410	18,753
Interpublic Group of Cos., Inc.	181	5,072
John Wiley & Sons, Inc. Class A	115	5,027
New York Times Co. Class A	550	28,627
News Corp. Class A	682	18,782
News Corp. Class B	229	6,968
Nexstar Media Group, Inc.	17	2,685
Omnicom Group, Inc.	614	52,829
Paramount Global Class B	322	3,368
Scholastic Corp.	12	256
TechTarget, Inc. (a)	96	1,903
TEGNA, Inc.	123	2,250
		256,649
METALS & MINING — 0.4%
Alcoa Corp.	952	35,967
Alpha Metallurgical Resources, Inc. (a)	4	800
Arch Resources, Inc.	2	282
ATI, Inc. (a)	588	32,364
Carpenter Technology Corp.	252	42,767
Century Aluminum Co. (a)	331	6,031
Cleveland-Cliffs, Inc. (a)	224	2,106
Commercial Metals Co.	127	6,299
Freeport-McMoRan, Inc.	5,277	200,948
Kaiser Aluminum Corp.	11	773
Materion Corp.	11	1,088
Metallus, Inc. (a)	183	2,586
MP Materials Corp. (a) (b)	9	140
Newmont Corp.	3,897	145,046
Nucor Corp.	37	4,318
Reliance, Inc.	41	11,040
Royal Gold, Inc.	170	22,414
Steel Dynamics, Inc.	132	15,057
SunCoke Energy, Inc.	55	588

See accompanying notes to financial statements.
71

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
U.S. Steel Corp.	244	$8,294
Warrior Met Coal, Inc.	108	5,858
Worthington Steel, Inc.	207	6,587
		551,353
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (c)
Annaly Capital Management, Inc. REIT	1,704	31,183
Apollo Commercial Real Estate Finance, Inc. REIT	362	3,135
Arbor Realty Trust, Inc. REIT (b)	583	8,075
ARMOUR Residential REIT, Inc. (b)	14	264
Blackstone Mortgage Trust, Inc. Class A REIT	79	1,375
Ellington Financial, Inc. REIT (b)	129	1,563
New York Mortgage Trust, Inc. REIT	125	758
PennyMac Mortgage Investment Trust REIT	209	2,631
Ready Capital Corp. REIT (b)	73	498
Redwood Trust, Inc. REIT	270	1,763
Two Harbors Investment Corp. REIT	72	852
Starwood Property Trust, Inc. REIT	336	6,367
		58,464
MULTI-UTILITIES — 0.5%
Ameren Corp.	249	22,196
Avista Corp.	62	2,271
Black Hills Corp.	73	4,272
CenterPoint Energy, Inc.	445	14,120
CMS Energy Corp.	689	45,922
Consolidated Edison, Inc.	390	34,800
Dominion Energy, Inc.	3,078	165,781
DTE Energy Co.	587	70,880
NiSource, Inc.	1,406	51,684
Northwestern Energy Group, Inc.	70	3,742
Public Service Enterprise Group, Inc.	1,827	154,363
Sempra	779	68,334
Unitil Corp.	15	813
WEC Energy Group, Inc.	389	36,582
		675,760
OFFICE REITs — 0.1%
Brandywine Realty Trust REIT	351	1,966
BXP, Inc. REIT	572	42,534
COPT Defense Properties REIT	325	10,059
Cousins Properties, Inc. REIT	683	20,927
Douglas Emmett, Inc. REIT	701	13,011
Easterly Government Properties, Inc. REIT	9	102
Highwoods Properties, Inc. REIT	529	16,177
JBG SMITH Properties REIT	63	968
Kilroy Realty Corp. REIT	356	14,400
SL Green Realty Corp. REIT	363	24,655
Vornado Realty Trust REIT	837	35,187
		179,986
Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 1.0%
Antero Midstream Corp.	505	$7,621
Antero Resources Corp. (a)	43	1,507
APA Corp.	76	1,755
California Resources Corp.	93	4,826
Chevron Corp.	692	100,229
Chord Energy Corp.	7	818
Civitas Resources, Inc.	109	5,000
CNX Resources Corp. (a)	466	17,088
ConocoPhillips	176	17,454
CONSOL Energy, Inc.	15	1,600
Coterra Energy, Inc.	103	2,631
Devon Energy Corp.	91	2,978
Diamondback Energy, Inc.	125	20,479
Dorian LPG Ltd.	220	5,361
DT Midstream, Inc.	354	35,198
EOG Resources, Inc.	73	8,948
EQT Corp.	76	3,504
Expand Energy Corp.	34	3,385
Exxon Mobil Corp.	3,019	324,754
Green Plains, Inc. (a)	148	1,403
Hess Corp.	41	5,453
HF Sinclair Corp.	18	631
Kinder Morgan, Inc.	5,862	160,619
Magnolia Oil & Gas Corp. Class A	125	2,923
Marathon Petroleum Corp.	132	18,414
Matador Resources Co.	13	731
Murphy Oil Corp.	160	4,842
Northern Oil & Gas, Inc.	132	4,905
Occidental Petroleum Corp.	96	4,743
ONEOK, Inc.	1,986	199,394
Ovintiv, Inc.	40	1,620
Par Pacific Holdings, Inc. (a)	6	98
PBF Energy, Inc. Class A	119	3,160
Permian Resources Corp.	92	1,323
Phillips 66 Co.	398	45,344
Range Resources Corp.	38	1,367
REX American Resources Corp. (a)	72	3,002
SM Energy Co.	13	504
Talos Energy, Inc. (a)	10	97
Targa Resources Corp.	1,039	185,462
Texas Pacific Land Corp.	63	69,676
Valero Energy Corp.	127	15,569
Viper Energy, Inc.	455	22,327
Vital Energy, Inc. (a)	2	62
Williams Cos., Inc.	3,478	188,229
World Kinect Corp.	269	7,400
		1,514,434
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	373	28,102
Coty, Inc. Class A (a)	330	2,297
Edgewell Personal Care Co.	16	538
elf Beauty, Inc. (a)	57	7,156
Estee Lauder Cos., Inc. Class A	51	3,824
Interparfums, Inc.	8	1,052

See accompanying notes to financial statements.
72

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Kenvue, Inc.	3,381	$72,184
USANA Health Sciences, Inc. (a)	8	287
		115,440
PAPER & FOREST PRODUCTS — 0.0% (c)
Louisiana-Pacific Corp.	320	33,136
Sylvamo Corp.	159	12,564
		45,700
PHARMACEUTICALS — 2.2%
Amphastar Pharmaceuticals, Inc. (a)	4	149
ANI Pharmaceuticals, Inc. (a)	8	442
Bristol-Myers Squibb Co.	832	47,058
Collegium Pharmaceutical, Inc. (a)	52	1,490
Corcept Therapeutics, Inc. (a)	393	19,803
Eli Lilly & Co.	3,320	2,563,040
Harmony Biosciences Holdings, Inc. (a)	169	5,815
Innoviva, Inc. (a)	245	4,251
Jazz Pharmaceuticals PLC (a)	6	739
Johnson & Johnson	1,639	237,032
Ligand Pharmaceuticals, Inc. (a)	78	8,358
Merck & Co., Inc.	1,720	171,106
Organon & Co.	736	10,981
Pacira BioSciences, Inc. (a)	4	75
Perrigo Co. PLC	69	1,774
Pfizer, Inc.	906	24,036
Phibro Animal Health Corp. Class A	2	42
Prestige Consumer Healthcare, Inc. (a)	94	7,340
Supernus Pharmaceuticals, Inc. (a)	66	2,387
Viatris, Inc.	3,081	38,358
Zoetis, Inc.	557	90,752
		3,235,028
PROFESSIONAL SERVICES — 0.5%
Amentum Holdings, Inc. (a)	64	1,346
Automatic Data Processing, Inc.	724	211,937
Broadridge Financial Solutions, Inc.	174	39,340
CACI International, Inc. Class A (a)	93	37,578
Concentrix Corp.	5	216
CSG Systems International, Inc.	20	1,022
Dayforce, Inc. (a)	17	1,235
Equifax, Inc.	558	142,206
ExlService Holdings, Inc. (a)	541	24,010
Exponent, Inc.	205	18,266
FTI Consulting, Inc. (a)	12	2,294
Genpact Ltd.	153	6,571
Heidrick & Struggles International, Inc.	93	4,121
Insperity, Inc.	11	853
Jacobs Solutions, Inc.	121	16,168
KBR, Inc.	95	5,503
Korn Ferry	232	15,648
Leidos Holdings, Inc.	608	87,588
ManpowerGroup, Inc.	73	4,214
Maximus, Inc.	71	5,300
Security Description	Shares	Value
NV5 Global, Inc. (a)	42	$791
Parsons Corp. (a)	223	20,572
Paychex, Inc.	392	54,966
Paycom Software, Inc.	5	1,025
Paylocity Holding Corp. (a)	4	798
Robert Half, Inc.	53	3,734
Science Applications International Corp.	58	6,483
Verisk Analytics, Inc.	131	36,081
Verra Mobility Corp. (a)	683	16,515
		766,381
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	1,431	187,876
CoStar Group, Inc. (a)	56	4,009
Cushman & Wakefield PLC (a)	1,089	14,244
eXp World Holdings, Inc. (b)	119	1,370
Jones Lang LaSalle, Inc. (a)	237	59,994
Marcus & Millichap, Inc.	2	77
St. Joe Co.	11	494
		268,064
RESIDENTIAL REITs — 0.3%
American Homes 4 Rent Class A REIT	461	17,251
AvalonBay Communities, Inc. REIT	446	98,107
Camden Property Trust REIT	393	45,604
Centerspace REIT	2	132
Elme Communities REIT	270	4,123
Equity LifeStyle Properties, Inc. REIT	106	7,059
Equity Residential REIT	1,070	76,783
Essex Property Trust, Inc. REIT	216	61,655
Independence Realty Trust, Inc. REIT	1,011	20,058
Invitation Homes, Inc. REIT	809	25,864
Mid-America Apartment Communities, Inc. REIT	335	51,781
UDR, Inc. REIT	1,021	44,322
Veris Residential, Inc. REIT	73	1,214
		453,953
RETAIL REITs — 0.4%
Acadia Realty Trust REIT	531	12,829
Agree Realty Corp. REIT	319	22,474
Brixmor Property Group, Inc. REIT	859	23,915
Federal Realty Investment Trust REIT	133	14,889
Getty Realty Corp. REIT	60	1,808
Kimco Realty Corp. REIT	1,746	40,909
Kite Realty Group Trust REIT	323	8,152
Macerich Co. REIT	1,231	24,521
NNN REIT, Inc.	522	21,324
Phillips Edison & Co., Inc. REIT	106	3,971
Realty Income Corp. REIT	2,724	145,489
Regency Centers Corp. REIT	214	15,821
Retail Opportunity Investments Corp. REIT	394	6,840

See accompanying notes to financial statements.
73

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Saul Centers, Inc. REIT	1	$39
Simon Property Group, Inc. REIT	1,295	223,012
SITE Centers Corp. REIT	126	1,926
Tanger, Inc. REIT	333	11,365
Urban Edge Properties REIT	299	6,428
		585,712
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 18.8%
Advanced Micro Devices, Inc. (a)	7,258	876,694
Allegro MicroSystems, Inc. (a)	7	153
Alpha & Omega Semiconductor Ltd. (a)	2	74
Amkor Technology, Inc.	525	13,487
Analog Devices, Inc.	1,821	386,890
Applied Materials, Inc.	3,260	530,174
Axcelis Technologies, Inc. (a)	12	838
Broadcom, Inc.	23,490	5,445,921
CEVA, Inc. (a)	7	221
Cirrus Logic, Inc. (a)	302	30,073
Cohu, Inc. (a)	58	1,549
Diodes, Inc. (a)	47	2,898
Enphase Energy, Inc. (a)	419	28,777
First Solar, Inc. (a)	475	83,714
FormFactor, Inc. (a)	205	9,020
Ichor Holdings Ltd. (a)	72	2,320
Impinj, Inc. (a)	119	17,286
Intel Corp.	578	11,589
KLA Corp.	607	382,483
Kulicke & Soffa Industries, Inc.	18	840
Lam Research Corp.	4,080	294,698
Lattice Semiconductor Corp. (a)	15	850
MACOM Technology Solutions Holdings, Inc. (a)	231	30,009
MaxLinear, Inc. (a)	63	1,246
Microchip Technology, Inc.	360	20,646
Micron Technology, Inc.	4,373	368,032
MKS Instruments, Inc.	298	31,108
Monolithic Power Systems, Inc.	242	143,191
NVIDIA Corp.	130,053	17,464,817
NXP Semiconductors NV	796	165,449
ON Semiconductor Corp. (a)	406	25,598
Onto Innovation, Inc. (a)	234	39,001
PDF Solutions, Inc. (a)	52	1,408
Penguin Solutions, Inc. (a)	128	2,456
Photronics, Inc. (a)	54	1,272
Power Integrations, Inc.	6	370
Qorvo, Inc. (a)	133	9,301
QUALCOMM, Inc.	4,390	674,392
Rambus, Inc. (a)	79	4,176
Semtech Corp. (a)	398	24,616
Silicon Laboratories, Inc. (a)	3	373
SiTime Corp. (a)	79	16,948
Skyworks Solutions, Inc.	126	11,174
SolarEdge Technologies, Inc. (a) (b)	6	82
Synaptics, Inc. (a)	20	1,526
Teradyne, Inc.	687	86,507
Security Description	Shares	Value
Texas Instruments, Inc.	3,100	$581,281
Ultra Clean Holdings, Inc. (a)	236	8,484
Universal Display Corp.	164	23,977
Veeco Instruments, Inc. (a)	267	7,156
Wolfspeed, Inc. (a) (b)	12	80
		27,865,225
SOFTWARE — 7.1%
A10 Networks, Inc.	134	2,466
ACI Worldwide, Inc. (a)	586	30,419
Adeia, Inc.	174	2,433
Adobe, Inc. (a)	60	26,681
Agilysys, Inc. (a)	38	5,005
Alarm.com Holdings, Inc. (a)	25	1,520
Altair Engineering, Inc. Class A (a)	211	23,022
ANSYS, Inc. (a)	67	22,601
Appfolio, Inc. Class A (a)	48	11,843
Aspen Technology, Inc. (a)	67	16,725
Autodesk, Inc. (a)	617	182,367
Blackbaud, Inc. (a)	66	4,879
BlackLine, Inc. (a)	16	972
Box, Inc. Class A (a)	294	9,290
Cadence Design Systems, Inc. (a)	183	54,984
Clear Secure, Inc. Class A	462	12,308
Commvault Systems, Inc. (a)	224	33,804
Crowdstrike Holdings, Inc. Class A (a)	910	311,366
Dolby Laboratories, Inc. Class A	57	4,452
DoubleVerify Holdings, Inc. (a)	15	288
Dropbox, Inc. Class A (a)	118	3,545
Dynatrace, Inc. (a)	284	15,435
Fair Isaac Corp. (a)	121	240,903
Fortinet, Inc. (a)	1,642	155,136
Gen Digital, Inc.	2,433	66,616
InterDigital, Inc. (b)	96	18,597
Intuit, Inc.	342	214,947
LiveRamp Holdings, Inc. (a)	132	4,009
Manhattan Associates, Inc. (a)	223	60,263
MARA Holdings, Inc. (a) (b)	1,405	23,562
Microsoft Corp.	11,119	4,686,658
N-able, Inc. (a)	149	1,392
NCR Voyix Corp. (a)	206	2,851
Oracle Corp.	7,222	1,203,474
Palantir Technologies, Inc. Class A (a)	10,324	780,804
Palo Alto Networks, Inc. (a)	2,030	369,379
Progress Software Corp.	42	2,736
PTC, Inc. (a)	215	39,532
Qualys, Inc. (a)	8	1,122
Roper Technologies, Inc.	70	36,389
Salesforce, Inc.	2,473	826,798
ServiceNow, Inc. (a)	809	857,637
SPS Commerce, Inc. (a)	56	10,303
Synopsys, Inc. (a)	61	29,607
Teradata Corp. (a)	75	2,336

See accompanying notes to financial statements.
74

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Tyler Technologies, Inc. (a)	169	$97,452
		10,508,908
SPECIALIZED REITs — 0.8%
American Tower Corp. REIT	955	175,157
Crown Castle, Inc. REIT	1,008	91,486
CubeSmart REIT	953	40,836
Digital Realty Trust, Inc. REIT	706	125,195
EPR Properties REIT	113	5,004
Equinix, Inc. REIT	116	109,375
Extra Space Storage, Inc. REIT	1,011	151,246
Four Corners Property Trust, Inc. REIT	326	8,848
Gaming & Leisure Properties, Inc. REIT	393	18,927
Iron Mountain, Inc. REIT	1,476	155,142
Lamar Advertising Co. Class A REIT	395	48,087
National Storage Affiliates Trust REIT	263	9,970
Outfront Media, Inc. REIT	703	12,471
PotlatchDeltic Corp. REIT	9	353
Public Storage REIT	622	186,252
Rayonier, Inc. REIT	72	1,879
Safehold, Inc. REIT	5	92
SBA Communications Corp. REIT	78	15,897
Uniti Group, Inc. REIT	46	253
VICI Properties, Inc. REIT	1,277	37,301
Weyerhaeuser Co. REIT	894	25,166
		1,218,937
SPECIALTY RETAIL — 2.2%
Abercrombie & Fitch Co. Class A (a)	262	39,161
Academy Sports & Outdoors, Inc.	56	3,222
Advance Auto Parts, Inc.	57	2,696
American Eagle Outfitters, Inc.	360	6,001
Asbury Automotive Group, Inc. (a)	15	3,645
AutoNation, Inc. (a)	46	7,813
AutoZone, Inc. (a)	23	73,646
Bath & Body Works, Inc.	95	3,683
Best Buy Co., Inc.	832	71,386
Boot Barn Holdings, Inc. (a)	116	17,611
Buckle, Inc.	73	3,709
Burlington Stores, Inc. (a)	322	91,789
Caleres, Inc.	68	1,575
CarMax, Inc. (a)	232	18,968
Dick's Sporting Goods, Inc.	306	70,025
Five Below, Inc. (a)	17	1,784
Floor & Decor Holdings, Inc. Class A (a)	394	39,282
Foot Locker, Inc. (a)	8	174
GameStop Corp. Class A (a)	1,745	54,688
Gap, Inc.	1,070	25,284
Group 1 Automotive, Inc.	46	19,388
Guess?, Inc. (b)	52	731
Home Depot, Inc.	3,367	1,309,729
Leslie's, Inc. (a)	443	988
Lithia Motors, Inc.	55	19,659
Security Description	Shares	Value
Lowe's Cos., Inc.	1,936	$477,805
MarineMax, Inc. (a)	2	58
Monro, Inc.	10	248
Murphy USA, Inc.	50	25,088
National Vision Holdings, Inc. (a)	8	83
ODP Corp. (a)	75	1,706
O'Reilly Automotive, Inc. (a)	68	80,634
Penske Automotive Group, Inc.	15	2,287
RH (a)	55	21,647
Ross Stores, Inc.	681	103,015
Sally Beauty Holdings, Inc. (a)	270	2,822
Shoe Carnival, Inc.	125	4,135
Signet Jewelers Ltd.	133	10,734
Sonic Automotive, Inc. Class A	52	3,294
TJX Cos., Inc.	2,613	315,677
Tractor Supply Co.	2,104	111,638
Ulta Beauty, Inc. (a)	16	6,959
Upbound Group, Inc.	44	1,284
Urban Outfitters, Inc. (a)	26	1,427
Valvoline, Inc. (a)	413	14,942
Victoria's Secret & Co. (a)	255	10,562
Williams-Sonoma, Inc.	643	119,071
		3,201,753
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.1%
Apple, Inc.	39,045	9,777,649
Dell Technologies, Inc. Class C	1,463	168,596
Hewlett Packard Enterprise Co.	3,357	71,672
HP, Inc.	3,062	99,913
NetApp, Inc.	920	106,794
Pure Storage, Inc. Class A (a)	1,045	64,194
Seagate Technology Holdings PLC	947	81,735
Super Micro Computer, Inc. (a)	2,262	68,946
Western Digital Corp. (a)	1,468	87,537
Xerox Holdings Corp. (b)	155	1,307
		10,528,343
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Capri Holdings Ltd. (a)	57	1,200
Carter's, Inc.	55	2,980
Columbia Sportswear Co. (b)	4	336
Crocs, Inc. (a)	266	29,135
Deckers Outdoor Corp. (a)	639	129,774
G-III Apparel Group Ltd. (a)	148	4,828
Hanesbrands, Inc. (a) (b)	1,669	13,586
Kontoor Brands, Inc.	221	18,876
Lululemon Athletica, Inc. (a)	12	4,589
NIKE, Inc. Class B	212	16,042
Oxford Industries, Inc.	51	4,018
PVH Corp.	191	20,198
Ralph Lauren Corp.	185	42,731
Skechers USA, Inc. Class A (a)	449	30,191
Steven Madden Ltd.	152	6,463
Tapestry, Inc.	1,093	71,406
Under Armour, Inc. Class A (a)	20	166
Under Armour, Inc. Class C (a)	66	492

See accompanying notes to financial statements.
75

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
VF Corp.	949	$20,365
Wolverine World Wide, Inc.	398	8,836
		426,212
TOBACCO — 0.6%
Altria Group, Inc.	4,872	254,757
Philip Morris International, Inc.	5,285	636,050
Universal Corp.	60	3,290
		894,097
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Air Lease Corp.	280	13,499
Applied Industrial Technologies, Inc.	127	30,413
Boise Cascade Co.	127	15,095
Core & Main, Inc. Class A (a)	661	33,652
DNOW, Inc. (a)	131	1,704
Fastenal Co.	697	50,121
GATX Corp.	62	9,608
GMS, Inc. (a)	159	13,488
MSC Industrial Direct Co., Inc. Class A	5	373
Rush Enterprises, Inc. Class A	227	12,437
United Rentals, Inc.	332	233,874
Watsco, Inc.	118	55,919
WESCO International, Inc.	96	17,372
WW Grainger, Inc.	155	163,378
		650,933
WATER UTILITIES — 0.0% (c)
American States Water Co.	19	1,477
American Water Works Co., Inc.	290	36,102
California Water Service Group	17	771
Essential Utilities, Inc.	237	8,608
Middlesex Water Co.	20	1,052
SJW Group	9	443
		48,453
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Gogo, Inc. (a) (b)	19	154
Telephone & Data Systems, Inc.	193	6,583
T-Mobile U.S., Inc.	1,662	366,853
		373,590
TOTAL COMMON STOCKS (Cost $114,653,411)		148,172,859
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (f) (g)	119,472	$119,472
State Street Navigator Securities Lending Portfolio II (e) (h)	51,780	51,780
TOTAL SHORT-TERM INVESTMENTS (Cost $171,252)		171,252
TOTAL INVESTMENTS — 100.0% (Cost $114,824,663)		148,344,111
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		4,961
NET ASSETS — 100.0%		$148,349,072
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represents less than 0.05% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2024.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$148,172,859	$—	$—	$148,172,859
Short-Term Investments	171,252	—	—	171,252
TOTAL INVESTMENTS	$148,344,111	$—	$—	$148,344,111
See accompanying notes to financial statements.
76

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Corp.	351	$25,974	$61,811	$7,857	$578	$10,675	929	$91,181	$468
State Street Institutional Liquid Reserves Fund, Premier Class	110,094	110,127	195,698	305,825	8	(8)	—	—	844
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	874,244	754,772	—	—	119,472	119,472	2,043
State Street Navigator Securities Lending Portfolio II	86,288	86,288	1,548,408	1,582,916	—	—	51,780	51,780	208
Total		$222,389	$2,680,161	$2,651,370	$586	$10,667		$262,433	$3,563
See accompanying notes to financial statements.
77

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.9%
AAR Corp. (a)	381	$23,348
AeroVironment, Inc. (a)	82	12,619
Axon Enterprise, Inc. (a)	89	52,895
Boeing Co. (a)	4,448	787,296
BWX Technologies, Inc.	308	34,308
Curtiss-Wright Corp.	225	79,846
General Dynamics Corp.	2,823	743,832
General Electric Co.	5,870	979,057
Hexcel Corp.	407	25,519
Howmet Aerospace, Inc.	1,370	149,837
Huntington Ingalls Industries, Inc.	429	81,068
L3Harris Technologies, Inc.	1,542	324,252
Lockheed Martin Corp.	2,334	1,134,184
Mercury Systems, Inc. (a)	566	23,772
Moog, Inc. Class A	237	46,651
National Presto Industries, Inc.	8	787
Northrop Grumman Corp.	1,127	528,890
RTX Corp.	14,639	1,694,025
Textron, Inc.	1,654	126,514
TransDigm Group, Inc.	69	87,442
Triumph Group, Inc. (a)	383	7,147
Woodward, Inc.	323	53,754
		6,997,043
AIR FREIGHT & LOGISTICS — 0.7%
CH Robinson Worldwide, Inc.	2,233	230,714
Expeditors International of Washington, Inc.	1,182	130,930
FedEx Corp.	3,295	926,982
Forward Air Corp. (a) (b)	639	20,608
GXO Logistics, Inc. (a)	1,293	56,245
Hub Group, Inc. Class A	1,200	53,472
United Parcel Service, Inc. Class B	10,740	1,354,314
		2,773,265
AIRLINES — 1.0%
Alaska Air Group, Inc. (a)	4,171	270,072
Allegiant Travel Co.	490	46,119
American Airlines Group, Inc. (a)	21,667	377,656
Delta Air Lines, Inc.	21,612	1,307,526
JetBlue Airways Corp. (a) (b)	10,011	78,686
SkyWest, Inc. (a)	785	78,602
Southwest Airlines Co.	20,064	674,552
Sun Country Airlines Holdings, Inc. (a)	413	6,021
United Airlines Holdings, Inc. (a)	11,008	1,068,877
		3,908,111
AUTO COMPONENTS — 0.3%
Adient PLC (a)	3,022	52,069
American Axle & Manufacturing Holdings, Inc. (a)	4,811	28,048
Aptiv PLC (a)	2,892	174,908
Autoliv, Inc.	910	85,349
BorgWarner, Inc.	7,335	233,180
Security Description	Shares	Value
Dana, Inc.	4,282	$49,500
Dorman Products, Inc. (a)	256	33,165
Fox Factory Holding Corp. (a)	448	13,561
Gentex Corp.	1,654	47,519
Gentherm, Inc. (a)	233	9,303
Goodyear Tire & Rubber Co. (a)	10,204	91,836
LCI Industries	368	38,048
Lear Corp.	1,887	178,699
Patrick Industries, Inc.	449	37,303
Phinia, Inc.	708	34,104
Standard Motor Products, Inc.	694	21,500
Visteon Corp. (a)	302	26,793
XPEL, Inc. (a)	43	1,717
		1,156,602
AUTOMOBILES — 1.7%
Ford Motor Co.	131,583	1,302,672
General Motors Co.	36,875	1,964,331
Harley-Davidson, Inc.	2,288	68,938
Tesla, Inc. (a)	7,644	3,086,953
Thor Industries, Inc. (b)	1,021	97,720
Winnebago Industries, Inc.	567	27,091
		6,547,705
BANKS — 9.1%
Ameris Bancorp	939	58,753
Associated Banc-Corp.	5,390	128,821
Atlantic Union Bankshares Corp.	1,724	65,305
Axos Financial, Inc. (a)	759	53,016
Banc of California, Inc.	4,586	70,900
BancFirst Corp.	663	77,690
Bancorp, Inc. (a)	530	27,894
Bank of America Corp.	129,421	5,688,053
Bank of Hawaii Corp.	576	41,034
Bank OZK	3,483	155,098
BankUnited, Inc.	2,507	95,692
Banner Corp.	1,139	76,051
Berkshire Hills Bancorp, Inc.	1,412	40,143
Brookline Bancorp, Inc.	2,956	34,881
Cadence Bank	2,655	91,465
Capitol Federal Financial, Inc.	4,105	24,261
Cathay General Bancorp	2,406	114,550
Central Pacific Financial Corp.	965	28,033
Citigroup, Inc.	63,420	4,464,134
Citizens Financial Group, Inc.	14,778	646,685
City Holding Co.	174	20,616
Columbia Banking System, Inc.	6,907	186,558
Comerica, Inc.	4,366	270,037
Commerce Bancshares, Inc.	1,243	77,451
Community Financial System, Inc.	763	47,062
Cullen/Frost Bankers, Inc.	822	110,353
Customers Bancorp, Inc. (a)	415	20,202
CVB Financial Corp.	2,547	54,531
Dime Community Bancshares, Inc.	1,174	36,083
Eagle Bancorp, Inc.	1,132	29,466
East West Bancorp, Inc.	2,045	195,829
FB Financial Corp.	671	34,563

See accompanying notes to financial statements.
78

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Fifth Third Bancorp	9,859	$416,838
First BanCorp	2,438	45,322
First Bancorp/Southern Pines NC	441	19,391
First Commonwealth Financial Corp.	1,954	33,062
First Financial Bancorp	3,150	84,672
First Financial Bankshares, Inc.	1,085	39,114
First Hawaiian, Inc.	2,482	64,408
First Horizon Corp.	10,280	207,039
Flagstar Financial, Inc. (b)	9,950	92,833
FNB Corp.	6,869	101,524
Fulton Financial Corp.	3,149	60,713
Glacier Bancorp, Inc.	1,374	69,002
Hancock Whitney Corp.	1,669	91,328
Hanmi Financial Corp.	909	21,471
Heritage Financial Corp.	1,144	28,028
Hilltop Holdings, Inc.	1,674	47,927
Home BancShares, Inc.	2,702	76,467
Hope Bancorp, Inc.	4,301	52,859
Huntington Bancshares, Inc.	28,313	460,652
Independent Bank Corp.	814	52,251
Independent Bank Group, Inc.	1,296	78,628
International Bancshares Corp.	1,038	65,560
JPMorgan Chase & Co.	24,071	5,770,059
KeyCorp	33,404	572,545
Lakeland Financial Corp.	235	16,159
M&T Bank Corp.	3,234	608,024
National Bank Holdings Corp. Class A	465	20,023
NBT Bancorp, Inc.	692	33,050
Northwest Bancshares, Inc.	4,210	55,530
OFG Bancorp	753	31,867
Old National Bancorp	6,001	130,252
Pacific Premier Bancorp, Inc.	2,064	51,435
Park National Corp.	178	30,515
Pathward Financial, Inc.	376	27,666
Pinnacle Financial Partners, Inc.	921	105,353
PNC Financial Services Group, Inc.	7,707	1,486,295
Preferred Bank	222	19,176
Prosperity Bancshares, Inc.	1,434	108,052
Provident Financial Services, Inc.	4,259	80,367
Regions Financial Corp.	17,701	416,328
Renasant Corp.	2,090	74,717
S&T Bancorp, Inc.	921	35,201
Seacoast Banking Corp. of Florida	895	24,639
ServisFirst Bancshares, Inc.	404	34,235
Simmons First National Corp. Class A	4,143	91,892
Southside Bancshares, Inc.	1,087	34,523
SouthState Corp.	919	91,422
Stellar Bancorp, Inc.	697	19,760
Synovus Financial Corp.	2,801	143,495
Texas Capital Bancshares, Inc. (a)	894	69,911
Tompkins Financial Corp.	416	28,217
Triumph Financial, Inc. (a)	203	18,449
Truist Financial Corp.	44,515	1,931,061
TrustCo Bank Corp.	534	17,788
Security Description	Shares	Value
Trustmark Corp.	1,350	$47,749
U.S. Bancorp	30,243	1,446,523
UMB Financial Corp.	632	71,328
United Bankshares, Inc.	1,979	74,311
United Community Banks, Inc.	1,658	53,570
Valley National Bancorp	15,115	136,942
Veritex Holdings, Inc.	1,972	53,560
WaFd, Inc.	2,844	91,691
Webster Financial Corp.	2,513	138,768
Wells Fargo & Co.	64,555	4,534,343
Westamerica BanCorp	251	13,167
Wintrust Financial Corp.	790	98,521
WSFS Financial Corp.	753	40,007
Zions Bancorp NA	4,905	266,096
		34,518,881
BEVERAGES — 1.1%
Boston Beer Co., Inc. Class A (a)	59	17,699
Brown-Forman Corp. Class B	2,269	86,177
Celsius Holdings, Inc. (a)	166	4,372
Coca-Cola Co.	22,984	1,430,984
Coca-Cola Consolidated, Inc.	89	112,139
Constellation Brands, Inc. Class A	794	175,474
Keurig Dr. Pepper, Inc.	13,816	443,770
MGP Ingredients, Inc.	166	6,535
Molson Coors Beverage Co. Class B	5,864	336,124
Monster Beverage Corp. (a)	3,787	199,045
National Beverage Corp.	480	20,482
PepsiCo, Inc.	8,132	1,236,552
		4,069,353
BIOTECHNOLOGY — 1.4%
AbbVie, Inc.	8,825	1,568,202
Alkermes PLC (a)	977	28,099
Amgen, Inc.	3,201	834,309
Arcus Biosciences, Inc. (a)	230	3,425
Arrowhead Pharmaceuticals, Inc. (a)	259	4,869
Biogen, Inc. (a)	1,751	267,763
Catalyst Pharmaceuticals, Inc. (a)	450	9,392
Cytokinetics, Inc. (a)	161	7,573
Dynavax Technologies Corp. (a)	727	9,284
Exelixis, Inc. (a)	1,684	56,077
Gilead Sciences, Inc.	15,236	1,407,349
GRAIL, Inc. (a)	1	18
Halozyme Therapeutics, Inc. (a)	496	23,714
Incyte Corp. (a)	1,304	90,067
Ironwood Pharmaceuticals, Inc. (a)	2,056	9,108
Moderna, Inc. (a)	1,636	68,025
Myriad Genetics, Inc. (a)	752	10,310
Neurocrine Biosciences, Inc. (a)	279	38,084
Regeneron Pharmaceuticals, Inc. (a)	500	356,165
Roivant Sciences Ltd. (a)	14,570	172,363
United Therapeutics Corp. (a)	385	135,843
Vericel Corp. (a)	63	3,459
Vertex Pharmaceuticals, Inc. (a)	859	345,919

See accompanying notes to financial statements.
79

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Vir Biotechnology, Inc. (a)	2,726	$20,009
Xencor, Inc. (a)	462	10,617
		5,480,043
BROADLINE RETAIL — 2.5%
Amazon.com, Inc. (a)	39,286	8,618,955
eBay, Inc.	5,357	331,866
Etsy, Inc. (a)	623	32,950
Kohl's Corp. (b)	3,666	51,471
Macy's, Inc.	9,070	153,555
Nordstrom, Inc.	3,559	85,950
Ollie's Bargain Outlet Holdings, Inc. (a)	364	39,942
		9,314,689
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	753	51,362
AAON, Inc.	149	17,534
Advanced Drainage Systems, Inc.	243	28,091
Allegion PLC	418	54,624
American Woodmark Corp. (a)	231	18,371
Apogee Enterprises, Inc.	284	20,280
Armstrong World Industries, Inc.	184	26,005
AZZ, Inc.	260	21,299
Builders FirstSource, Inc. (a)	984	140,643
Carlisle Cos., Inc.	227	83,727
Carrier Global Corp.	4,119	281,163
Fortune Brands Innovations, Inc.	1,024	69,970
Gibraltar Industries, Inc. (a)	265	15,609
Griffon Corp.	325	23,163
Hayward Holdings, Inc. (a)	1,040	15,902
Insteel Industries, Inc.	277	7,482
Johnson Controls International PLC	7,400	584,082
Lennox International, Inc.	109	66,414
Masco Corp.	1,284	93,180
Masterbrand, Inc. (a)	4,592	67,089
Owens Corning	967	164,699
Quanex Building Products Corp.	488	11,829
Resideo Technologies, Inc. (a)	2,816	64,909
Simpson Manufacturing Co., Inc.	178	29,518
Trane Technologies PLC	761	281,075
Trex Co., Inc. (a)	403	27,819
UFP Industries, Inc.	670	75,475
		2,341,314
CAPITAL MARKETS — 3.6%
Affiliated Managers Group, Inc.	443	81,920
Ameriprise Financial, Inc.	829	441,384
Artisan Partners Asset Management, Inc. Class A	828	35,645
Bank of New York Mellon Corp.	14,097	1,083,073
BGC Group, Inc. Class A	4,202	38,070
Blackrock, Inc.	867	888,770
Blackstone, Inc.	3,047	525,364
Brightsphere Investment Group, Inc.	485	12,775
Carlyle Group, Inc.	1,828	92,296
Cboe Global Markets, Inc.	565	110,401
Security Description	Shares	Value
Charles Schwab Corp.	12,810	$948,068
CME Group, Inc.	1,777	412,673
Donnelley Financial Solutions, Inc. (a)	209	13,111
Evercore, Inc. Class A	280	77,613
FactSet Research Systems, Inc.	105	50,429
Federated Hermes, Inc.	1,168	48,016
Franklin Resources, Inc.	10,413	211,280
Goldman Sachs Group, Inc.	3,843	2,200,579
Houlihan Lokey, Inc.	307	53,314
Interactive Brokers Group, Inc. Class A	1,290	227,904
Intercontinental Exchange, Inc.	2,746	409,181
Invesco Ltd.	14,882	260,137
Janus Henderson Group PLC	4,407	187,430
Jefferies Financial Group, Inc.	3,148	246,803
MarketAxess Holdings, Inc.	158	35,714
Moelis & Co. Class A	390	28,813
Moody's Corp.	333	157,632
Morgan Stanley	18,232	2,292,127
Morningstar, Inc.	85	28,625
MSCI, Inc.	92	55,201
Nasdaq, Inc.	3,388	261,926
Northern Trust Corp.	2,970	304,425
Piper Sandler Cos.	125	37,494
PJT Partners, Inc. Class A	211	33,298
Raymond James Financial, Inc.	1,530	237,655
S&P Global, Inc.	922	459,184
SEI Investments Co.	810	66,809
State Street Corp. (c)	5,684	557,885
Stifel Financial Corp.	1,231	130,584
StoneX Group, Inc. (a)	945	92,582
T. Rowe Price Group, Inc.	2,432	275,035
Virtus Investment Partners, Inc.	90	19,852
WisdomTree, Inc.	744	7,812
		13,738,889
CHEMICALS — 1.6%
AdvanSix, Inc.	891	25,385
Air Products & Chemicals, Inc.	1,839	533,384
Albemarle Corp.	1,697	146,078
Arcadium Lithium PLC (a)	8,376	42,969
Ashland, Inc.	537	38,374
Avient Corp.	1,340	54,752
Axalta Coating Systems Ltd. (a)	1,612	55,163
Balchem Corp.	110	17,929
Cabot Corp.	602	54,969
Celanese Corp.	1,309	90,596
CF Industries Holdings, Inc.	2,552	217,737
Chemours Co.	2,842	48,030
Corteva, Inc.	5,702	324,786
Dow, Inc.	13,444	539,508
DuPont de Nemours, Inc.	8,054	614,117
Eastman Chemical Co.	1,696	154,879
Ecolab, Inc.	695	162,852
FMC Corp.	1,806	87,790
Hawkins, Inc.	186	22,817

See accompanying notes to financial statements.
80

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
HB Fuller Co.	526	$35,494
Ingevity Corp. (a)	514	20,946
Innospec, Inc.	253	27,845
International Flavors & Fragrances, Inc.	2,157	182,374
Koppers Holdings, Inc.	310	10,044
Linde PLC	1,619	677,827
LyondellBasell Industries NV Class A	8,757	650,382
Mativ Holdings, Inc.	1,792	19,533
Minerals Technologies, Inc.	449	34,218
Mosaic Co.	10,821	265,980
NewMarket Corp.	73	38,570
Olin Corp.	1,742	58,880
PPG Industries, Inc.	1,914	228,627
Quaker Chemical Corp.	153	21,536
RPM International, Inc.	635	78,143
Scotts Miracle-Gro Co.	607	40,268
Sensient Technologies Corp.	438	31,212
Sherwin-Williams Co.	636	216,195
Stepan Co.	259	16,757
Westlake Corp.	1,060	121,529
		6,008,475
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	2,080	106,454
Brady Corp. Class A	516	38,107
Brink's Co.	373	34,603
Cintas Corp.	728	133,006
Clean Harbors, Inc. (a)	393	90,445
Copart, Inc. (a)	2,364	135,670
CoreCivic, Inc. (a)	3,700	80,438
Deluxe Corp.	1,574	35,557
Enviri Corp. (a)	2,195	16,901
GEO Group, Inc. (a)	4,486	125,518
Healthcare Services Group, Inc. (a)	1,912	22,208
HNI Corp.	702	35,360
Interface, Inc.	722	17,581
Liquidity Services, Inc. (a)	255	8,234
Matthews International Corp. Class A	526	14,560
MillerKnoll, Inc.	2,409	54,419
MSA Safety, Inc.	108	17,903
OPENLANE, Inc. (a)	3,592	71,265
Pitney Bowes, Inc.	6,111	44,244
Republic Services, Inc.	1,661	334,160
Rollins, Inc.	773	35,828
Tetra Tech, Inc.	1,292	51,473
UniFirst Corp.	176	30,112
Veralto Corp.	680	69,258
Vestis Corp.	3,838	58,491
Viad Corp. (a)	255	10,840
Waste Management, Inc.	1,720	347,079
		2,019,714
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	2,986	330,043
Security Description	Shares	Value
Calix, Inc. (a)	406	$14,157
Ciena Corp. (a)	1,162	98,549
Cisco Systems, Inc.	34,080	2,017,536
Digi International, Inc. (a)	265	8,011
Extreme Networks, Inc. (a)	745	12,471
F5, Inc. (a)	345	86,757
Harmonic, Inc. (a)	585	7,739
Juniper Networks, Inc.	2,756	103,212
Lumentum Holdings, Inc. (a)	588	49,363
Motorola Solutions, Inc.	351	162,243
NetScout Systems, Inc. (a)	750	16,245
Viasat, Inc. (a) (b)	2,488	21,173
Viavi Solutions, Inc. (a)	1,436	14,504
		2,942,003
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	1,113	118,891
Arcosa, Inc.	402	38,889
Comfort Systems USA, Inc.	100	42,406
Dycom Industries, Inc. (a)	249	43,341
EMCOR Group, Inc.	231	104,851
Everus Construction Group, Inc. (a)	972	63,909
Fluor Corp. (a)	2,056	101,402
Granite Construction, Inc.	475	41,662
MasTec, Inc. (a)	884	120,348
MYR Group, Inc. (a)	133	19,786
Quanta Services, Inc.	483	152,652
Valmont Industries, Inc.	177	54,281
		902,418
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	92	22,702
Knife River Corp. (a)	264	26,833
Martin Marietta Materials, Inc.	206	106,399
Vulcan Materials Co.	443	113,953
		269,887
CONSUMER FINANCE — 1.6%
Ally Financial, Inc.	9,244	332,876
American Express Co.	4,758	1,412,127
Bread Financial Holdings, Inc.	1,645	100,444
Capital One Financial Corp.	12,792	2,281,069
Discover Financial Services	3,676	636,794
Encore Capital Group, Inc. (a)	910	43,471
Enova International, Inc. (a)	913	87,538
EZCORP, Inc. Class A (a)	1,760	21,507
FirstCash Holdings, Inc.	315	32,634
Green Dot Corp. Class A (a)	1,748	18,599
Navient Corp.	2,595	34,488
PRA Group, Inc. (a)	754	15,751
PROG Holdings, Inc.	1,413	59,713
SLM Corp.	2,659	73,335
Synchrony Financial	13,057	848,705
World Acceptance Corp. (a)	109	12,256
		6,011,307
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.5%
Andersons, Inc.	1,171	47,449

See accompanying notes to financial statements.
81

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
BJ's Wholesale Club Holdings, Inc. (a)	1,433	$128,038
Casey's General Stores, Inc.	316	125,209
Chefs' Warehouse, Inc. (a)	517	25,498
Costco Wholesale Corp.	1,232	1,128,845
Dollar General Corp.	2,385	180,831
Dollar Tree, Inc. (a)	2,217	166,142
Grocery Outlet Holding Corp. (a)	1,135	17,717
Kroger Co.	22,437	1,372,022
Performance Food Group Co. (a)	5,252	444,057
PriceSmart, Inc.	504	46,454
SpartanNash Co.	1,427	26,143
Sprouts Farmers Market, Inc. (a)	856	108,772
Sysco Corp.	6,006	459,219
Target Corp.	5,622	759,982
U.S. Foods Holding Corp. (a)	4,517	304,717
United Natural Foods, Inc. (a)	2,108	57,569
Walgreens Boots Alliance, Inc.	23,703	221,149
Walmart, Inc.	84,152	7,603,133
		13,222,946
CONTAINERS & PACKAGING — 0.8%
Amcor PLC	20,921	196,867
AptarGroup, Inc.	327	51,372
Avery Dennison Corp.	397	74,291
Ball Corp.	2,556	140,912
Berry Global Group, Inc.	2,219	143,503
Crown Holdings, Inc.	1,444	119,404
Graphic Packaging Holding Co.	3,694	100,329
Greif, Inc. Class A	952	58,186
International Paper Co.	11,626	625,711
O-I Glass, Inc. (a)	5,122	55,522
Packaging Corp. of America	753	169,523
Sealed Air Corp.	1,547	52,335
Silgan Holdings, Inc.	1,551	80,730
Smurfit WestRock PLC	16,658	897,200
Sonoco Products Co.	1,874	91,545
		2,857,430
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,520	177,475
LKQ Corp.	3,231	118,739
Pool Corp.	109	37,163
		333,377
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	550	49,968
Frontdoor, Inc. (a)	621	33,950
Graham Holdings Co. Class B	121	105,502
Grand Canyon Education, Inc. (a)	262	42,916
H&R Block, Inc.	1,604	84,755
Mister Car Wash, Inc. (a)	3,167	23,088
Perdoceo Education Corp.	811	21,467
Service Corp. International	1,109	88,520
Strategic Education, Inc.	251	23,448
Stride, Inc. (a)	473	49,159
		522,773
Security Description	Shares	Value
DIVERSIFIED REITs — 0.1%
Alexander & Baldwin, Inc. REIT	983	$17,438
American Assets Trust, Inc. REIT	768	20,168
Armada Hoffler Properties, Inc. REIT	755	7,724
Essential Properties Realty Trust, Inc. REIT	1,487	46,513
Global Net Lease, Inc. REIT	7,070	51,611
WP Carey, Inc. REIT	3,181	173,301
		316,755
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.0%
AT&T, Inc.	240,598	5,478,417
Cogent Communications Holdings, Inc.	608	46,859
Frontier Communications Parent, Inc. (a)	4,236	146,989
Iridium Communications, Inc.	406	11,782
Lumen Technologies, Inc. (a)	34,037	180,737
Shenandoah Telecommunications Co.	607	7,654
Verizon Communications, Inc.	141,155	5,644,788
		11,517,226
ELECTRIC UTILITIES — 2.5%
ALLETE, Inc.	1,098	71,150
Alliant Energy Corp.	2,837	167,780
American Electric Power Co., Inc.	6,530	602,262
Constellation Energy Corp.	671	150,109
Duke Energy Corp.	11,383	1,226,404
Edison International	4,758	379,879
Entergy Corp.	8,330	631,581
Evergy, Inc.	4,397	270,635
Eversource Energy	5,286	303,575
Exelon Corp.	19,412	730,668
FirstEnergy Corp.	6,158	244,965
IDACORP, Inc.	615	67,207
MGE Energy, Inc.	292	27,436
NextEra Energy, Inc.	17,675	1,267,121
NRG Energy, Inc.	2,282	205,882
OGE Energy Corp.	2,960	122,100
Otter Tail Corp.	443	32,711
PG&E Corp.	23,971	483,735
Pinnacle West Capital Corp.	2,172	184,121
Portland General Electric Co.	1,369	59,716
PPL Corp.	10,669	346,316
Southern Co.	13,465	1,108,439
TXNM Energy, Inc.	1,643	80,786
Xcel Energy, Inc.	8,460	571,219
		9,335,797
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	179	52,291
AMETEK, Inc.	786	141,684
Eaton Corp. PLC	1,335	443,047
Emerson Electric Co.	4,901	607,381
EnerSys	518	47,879
Generac Holdings, Inc. (a)	469	72,718

See accompanying notes to financial statements.
82

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
nVent Electric PLC	784	$53,437
Powell Industries, Inc. (b)	81	17,954
Regal Rexnord Corp.	388	60,190
Rockwell Automation, Inc.	540	154,327
Sensata Technologies Holding PLC	1,827	50,060
Sunrun, Inc. (a) (b)	3,205	29,646
Vicor Corp. (a)	203	9,809
		1,740,423
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Advanced Energy Industries, Inc.	184	21,276
Amphenol Corp. Class A	3,427	238,005
Arrow Electronics, Inc. (a)	1,783	201,693
Avnet, Inc.	2,998	156,855
Badger Meter, Inc.	29	6,152
Belden, Inc.	388	43,693
Benchmark Electronics, Inc.	1,208	54,843
CDW Corp.	629	109,471
Cognex Corp.	632	22,664
Coherent Corp. (a)	1,272	120,497
Corning, Inc.	8,383	398,360
Crane NXT Co.	261	15,195
CTS Corp.	169	8,911
ePlus, Inc. (a)	302	22,312
Fabrinet (a)	180	39,578
Hubbell, Inc.	225	94,250
Insight Enterprises, Inc. (a)	401	60,992
IPG Photonics Corp. (a)	412	29,961
Itron, Inc. (a)	268	29,099
Jabil, Inc.	1,380	198,582
Keysight Technologies, Inc. (a)	841	135,090
Knowles Corp. (a)	1,426	28,420
Littelfuse, Inc.	194	45,716
Novanta, Inc. (a)	149	22,763
OSI Systems, Inc. (a)	128	21,431
PC Connection, Inc.	516	35,743
Plexus Corp. (a)	397	62,123
Rogers Corp. (a)	153	15,546
Sanmina Corp. (a)	1,846	139,687
ScanSource, Inc. (a)	833	39,526
TD SYNNEX Corp.	2,542	298,126
TE Connectivity PLC	2,507	358,426
Teledyne Technologies, Inc. (a)	273	126,708
Trimble, Inc. (a)	1,232	87,053
TTM Technologies, Inc. (a)	1,959	48,485
Vishay Intertechnology, Inc.	2,185	37,014
Vontier Corp.	824	30,051
Zebra Technologies Corp. Class A (a)	240	92,693
		3,496,990
ENERGY EQUIPMENT & SERVICES — 0.5%
Archrock, Inc.	1,935	48,162
Baker Hughes Co.	10,857	445,354
Bristow Group, Inc. (a)	476	16,327
ChampionX Corp.	1,160	31,540
Security Description	Shares	Value
Core Laboratories, Inc.	233	$4,033
Halliburton Co.	9,664	262,764
Helix Energy Solutions Group, Inc. (a)	2,223	20,718
Helmerich & Payne, Inc.	3,272	104,770
Innovex International, Inc. (a)	518	7,237
Liberty Energy, Inc.	2,902	57,721
Nabors Industries Ltd. (a)	384	21,953
NOV, Inc.	5,702	83,249
Oceaneering International, Inc. (a)	1,095	28,558
Patterson-UTI Energy, Inc.	6,150	50,799
ProPetro Holding Corp. (a)	2,664	24,855
RPC, Inc. (b)	3,427	20,356
Schlumberger NV	12,049	461,959
Valaris Ltd. (a)	758	33,534
Weatherford International PLC	786	56,301
		1,780,190
ENTERTAINMENT — 0.9%
Cinemark Holdings, Inc. (a)	3,511	108,771
Electronic Arts, Inc.	1,157	169,269
Live Nation Entertainment, Inc. (a)	1,373	177,803
Madison Square Garden Sports Corp. (a)	95	21,439
Netflix, Inc. (a)	909	810,210
Take-Two Interactive Software, Inc. (a)	435	80,075
TKO Group Holdings, Inc. (a)	1,249	177,495
Walt Disney Co.	10,742	1,196,122
Warner Bros Discovery, Inc. (a)	74,717	789,759
		3,530,943
FINANCIAL SERVICES — 4.0%
Berkshire Hathaway, Inc. Class B (a)	20,160	9,138,125
Corpay, Inc. (a)	413	139,767
Equitable Holdings, Inc.	6,003	283,161
Essent Group Ltd.	1,285	69,955
Euronet Worldwide, Inc. (a)	528	54,300
EVERTEC, Inc.	471	16,264
Fidelity National Information Services, Inc.	4,603	371,784
Fiserv, Inc. (a)	2,863	588,117
Global Payments, Inc.	2,114	236,895
HA Sustainable Infrastructure Capital, Inc. (b)	940	25,220
Jack Henry & Associates, Inc.	296	51,889
Jackson Financial, Inc. Class A	2,476	215,610
Mastercard, Inc. Class A	999	526,043
MGIC Investment Corp.	3,942	93,465
Mr. Cooper Group, Inc. (a)	2,135	204,981
NCR Atleos Corp. (a)	2,214	75,099
NMI Holdings, Inc. (a)	968	35,584
Payoneer Global, Inc. (a)	2,114	21,225
PayPal Holdings, Inc. (a)	8,250	704,137
Radian Group, Inc.	2,930	92,940
Visa, Inc. Class A	5,840	1,845,674

See accompanying notes to financial statements.
83

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Voya Financial, Inc.	1,973	$135,802
Walker & Dunlop, Inc.	280	27,219
Western Union Co.	11,605	123,013
WEX, Inc. (a)	253	44,356
		15,120,625
FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	15,966	806,602
B&G Foods, Inc. (b)	2,339	16,116
Bunge Global SA	4,683	364,150
Cal-Maine Foods, Inc.	1,348	138,736
Campbell's Co.	3,763	157,594
Conagra Brands, Inc.	9,151	253,940
Darling Ingredients, Inc. (a)	2,307	77,723
Flowers Foods, Inc.	2,783	57,497
Fresh Del Monte Produce, Inc.	1,127	37,428
General Mills, Inc.	6,166	393,206
Hain Celestial Group, Inc. (a)	2,971	18,272
Hershey Co.	1,218	206,268
Hormel Foods Corp.	9,595	300,995
Ingredion, Inc.	946	130,132
J&J Snack Foods Corp.	146	22,649
J.M. Smucker Co.	1,539	169,475
John B Sanfilippo & Son, Inc.	75	6,533
Kellanova	3,962	320,803
Kraft Heinz Co.	29,755	913,776
Lamb Weston Holdings, Inc.	677	45,244
Lancaster Colony Corp.	150	25,971
McCormick & Co., Inc.	2,043	155,758
Mondelez International, Inc. Class A	10,953	654,223
Pilgrim's Pride Corp. (a)	1,443	65,498
Post Holdings, Inc. (a)	965	110,454
Simply Good Foods Co. (a)	660	25,727
Tootsie Roll Industries, Inc.	543	17,555
TreeHouse Foods, Inc. (a)	1,027	36,079
Tyson Foods, Inc. Class A	9,635	553,434
WK Kellogg Co. (b)	2,185	39,308
		6,121,146
GAS UTILITIES — 0.3%
Atmos Energy Corp.	1,893	263,638
Chesapeake Utilities Corp.	194	23,542
MDU Resources Group, Inc.	3,898	70,242
National Fuel Gas Co.	1,765	107,100
New Jersey Resources Corp.	1,188	55,420
Northwest Natural Holding Co.	1,218	48,184
ONE Gas, Inc.	1,836	127,143
Southwest Gas Holdings, Inc.	974	68,872
Spire, Inc.	1,052	71,357
UGI Corp.	6,938	195,860
		1,031,358
GROUND TRANSPORTATION — 0.8%
ArcBest Corp.	284	26,503
Avis Budget Group, Inc. (a) (b)	566	45,625
CSX Corp.	11,576	373,557
Heartland Express, Inc.	982	11,018
Security Description	Shares	Value
Hertz Global Holdings, Inc. (a) (b)	4,875	$17,842
JB Hunt Transport Services, Inc.	686	117,073
Knight-Swift Transportation Holdings, Inc.	2,344	124,326
Landstar System, Inc.	257	44,168
Marten Transport Ltd.	906	14,143
Norfolk Southern Corp.	1,871	439,124
Old Dominion Freight Line, Inc.	535	94,374
RXO, Inc. (a)	1,371	32,685
Ryder System, Inc.	1,418	222,427
Saia, Inc. (a)	86	39,193
Uber Technologies, Inc. (a)	4,528	273,129
Union Pacific Corp.	3,611	823,452
Werner Enterprises, Inc.	1,210	43,463
XPO, Inc. (a)	945	123,937
		2,866,039
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abbott Laboratories	8,286	937,229
Align Technology, Inc. (a)	381	79,442
Artivion, Inc. (a)	8	229
Avanos Medical, Inc. (a)	1,062	16,907
Baxter International, Inc.	6,130	178,751
Becton Dickinson & Co.	1,425	323,290
Boston Scientific Corp. (a)	5,008	447,315
CONMED Corp. (b)	179	12,251
Cooper Cos., Inc. (a)	662	60,858
Dentsply Sirona, Inc.	1,650	31,317
Dexcom, Inc. (a)	498	38,729
Edwards Lifesciences Corp. (a)	2,074	153,538
Embecta Corp.	277	5,720
Enovis Corp. (a)	721	31,638
Envista Holdings Corp. (a)	2,481	47,859
GE HealthCare Technologies, Inc.	1,320	103,198
Glaukos Corp. (a)	58	8,697
Globus Medical, Inc. Class A (a)	724	59,882
Haemonetics Corp. (a)	256	19,989
Hologic, Inc. (a)	1,159	83,552
ICU Medical, Inc. (a)	300	46,551
IDEXX Laboratories, Inc. (a)	176	72,765
Inari Medical, Inc. (a)	46	2,348
Insulet Corp. (a)	148	38,638
Integer Holdings Corp. (a)	275	36,443
Integra LifeSciences Holdings Corp. (a)	821	18,620
Intuitive Surgical, Inc. (a)	764	398,777
Lantheus Holdings, Inc. (a)	343	30,685
LivaNova PLC (a)	255	11,809
Masimo Corp. (a)	213	35,209
Medtronic PLC	14,181	1,132,778
Merit Medical Systems, Inc. (a)	257	24,857
Neogen Corp. (a) (b)	1,100	13,354
Omnicell, Inc. (a)	668	29,739
Penumbra, Inc. (a)	82	19,473
QuidelOrtho Corp. (a)	2,030	90,437
ResMed, Inc.	398	91,019
Solventum Corp. (a)	289	19,091

See accompanying notes to financial statements.
84

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
STAAR Surgical Co. (a)	152	$3,692
STERIS PLC	377	77,496
Stryker Corp.	941	338,807
Tandem Diabetes Care, Inc. (a)	153	5,511
Teleflex, Inc.	277	49,300
UFP Technologies, Inc. (a)	43	10,514
Zimmer Biomet Holdings, Inc.	1,696	179,149
		5,417,453
HEALTH CARE PROVIDERS & SERVICES — 4.1%
Acadia Healthcare Co., Inc. (a)	670	26,565
AdaptHealth Corp. (a)	2,747	26,151
Addus HomeCare Corp. (a)	138	17,298
Amedisys, Inc. (a)	280	25,421
AMN Healthcare Services, Inc. (a)	730	17,462
Astrana Health, Inc. (a)	301	9,491
Cardinal Health, Inc.	8,167	965,911
Cencora, Inc.	5,912	1,328,308
Centene Corp. (a)	17,023	1,031,253
Chemed Corp.	37	19,603
Cigna Group	4,080	1,126,651
CorVel Corp. (a)	153	17,023
CVS Health Corp.	42,195	1,894,134
DaVita, Inc. (a)	1,538	230,008
Elevance Health, Inc.	2,829	1,043,618
Encompass Health Corp.	814	75,173
Ensign Group, Inc.	259	34,411
Fulgent Genetics, Inc. (a)	707	13,058
HCA Healthcare, Inc.	2,006	602,101
HealthEquity, Inc. (a)	290	27,825
Henry Schein, Inc. (a)	1,525	105,530
Humana, Inc.	2,336	592,667
Labcorp Holdings, Inc.	924	211,892
McKesson Corp.	2,461	1,402,549
Molina Healthcare, Inc. (a)	488	142,032
National HealthCare Corp.	195	20,974
NeoGenomics, Inc. (a)	613	10,102
OmniAb, Inc. (a) (d)	38	—
Option Care Health, Inc. (a)	1,321	30,647
Owens & Minor, Inc. (a)	2,735	35,746
Patterson Cos., Inc.	2,728	84,186
Pediatrix Medical Group, Inc. (a)	3,159	41,446
Premier, Inc. Class A	1,735	36,782
Privia Health Group, Inc. (a)	513	10,029
Progyny, Inc. (a)	246	4,244
Quest Diagnostics, Inc.	1,321	199,286
RadNet, Inc. (a)	309	21,581
Select Medical Holdings Corp.	2,270	42,789
Tenet Healthcare Corp. (a)	1,394	175,965
U.S. Physical Therapy, Inc.	72	6,387
UnitedHealth Group, Inc.	7,572	3,830,372
Universal Health Services, Inc. Class B	881	158,069
		15,694,740
Security Description	Shares	Value
HEALTH CARE REITs — 0.4%
Alexandria Real Estate Equities, Inc. REIT	1,757	$171,395
CareTrust REIT, Inc.	1,350	36,517
Healthcare Realty Trust, Inc. REIT	5,513	93,445
Healthpeak Properties, Inc. REIT	8,601	174,342
LTC Properties, Inc. REIT	832	28,746
Medical Properties Trust, Inc. REIT	21,543	85,095
Omega Healthcare Investors, Inc. REIT	3,976	150,492
Sabra Health Care REIT, Inc.	4,428	76,693
Universal Health Realty Income Trust REIT	337	12,540
Ventas, Inc. REIT	5,102	300,457
Welltower, Inc. REIT	3,514	442,869
		1,572,591
HEALTH CARE TECHNOLOGY — 0.0% (e)
Certara, Inc. (a)	474	5,048
Doximity, Inc. Class A (a)	770	41,110
		46,158
HOTEL & RESORT REITs — 0.1%
Apple Hospitality REIT, Inc.	7,056	108,310
DiamondRock Hospitality Co. REIT	2,577	23,270
Host Hotels & Resorts, Inc. REIT	8,516	149,200
Park Hotels & Resorts, Inc. REIT	6,952	97,815
Pebblebrook Hotel Trust REIT	4,178	56,612
Summit Hotel Properties, Inc. REIT	3,558	24,372
Sunstone Hotel Investors, Inc. REIT	2,485	29,422
Xenia Hotels & Resorts, Inc. REIT	1,982	29,453
		518,454
HOTELS, RESTAURANTS & LEISURE — 1.6%
Airbnb, Inc. Class A (a)	1,806	237,326
Aramark	5,026	187,520
BJ's Restaurants, Inc. (a)	204	7,168
Bloomin' Brands, Inc.	1,831	22,357
Booking Holdings, Inc.	92	457,095
Boyd Gaming Corp.	974	70,654
Brinker International, Inc. (a)	653	86,385
Caesars Entertainment, Inc. (a)	2,605	87,059
Carnival Corp. (a)	35,009	872,424
Cheesecake Factory, Inc. (b)	902	42,791
Chipotle Mexican Grill, Inc. (a)	2,800	168,840
Choice Hotels International, Inc.	158	22,433
Churchill Downs, Inc.	364	48,609
Cracker Barrel Old Country Store, Inc. (b)	737	38,958
Darden Restaurants, Inc.	1,029	192,104
Dave & Buster's Entertainment, Inc. (a) (b)	468	13,661
Domino's Pizza, Inc.	97	40,717
Expedia Group, Inc. (a)	1,042	194,156
Golden Entertainment, Inc.	381	12,040
Hilton Grand Vacations, Inc. (a)	931	36,262
Hilton Worldwide Holdings, Inc.	308	76,125
Hyatt Hotels Corp. Class A	536	84,141

See accompanying notes to financial statements.
85

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Jack in the Box, Inc. (b)	211	$8,786
Las Vegas Sands Corp.	5,102	262,039
Light & Wonder, Inc. (a)	762	65,822
Marriott International, Inc. Class A	1,259	351,185
Marriott Vacations Worldwide Corp.	632	56,754
McDonald's Corp.	1,995	578,331
MGM Resorts International (a)	4,456	154,400
Monarch Casino & Resort, Inc.	140	11,046
Norwegian Cruise Line Holdings Ltd. (a)	5,134	132,098
Papa John's International, Inc.	203	8,337
Penn Entertainment, Inc. (a)	4,932	97,752
Planet Fitness, Inc. Class A (a)	185	18,291
Royal Caribbean Cruises Ltd.	1,473	339,806
Sabre Corp. (a)	12,576	45,902
Shake Shack, Inc. Class A (a)	179	23,234
Six Flags Entertainment Corp.	1,329	64,045
Starbucks Corp.	5,690	519,212
Texas Roadhouse, Inc.	316	57,016
Travel & Leisure Co.	1,214	61,246
Vail Resorts, Inc.	323	60,546
Wendy's Co.	1,658	27,025
Wingstop, Inc.	28	7,958
Wyndham Hotels & Resorts, Inc.	498	50,193
Wynn Resorts Ltd.	805	69,359
Yum! Brands, Inc.	919	123,293
		6,192,501
HOUSEHOLD DURABLES — 0.8%
Cavco Industries, Inc. (a)	67	29,897
Century Communities, Inc.	409	30,004
DR Horton, Inc.	2,519	352,207
Ethan Allen Interiors, Inc.	522	14,673
Garmin Ltd.	1,243	256,381
Green Brick Partners, Inc. (a)	617	34,854
Helen of Troy Ltd. (a)	290	17,351
Installed Building Products, Inc.	127	22,257
KB Home	1,068	70,189
La-Z-Boy, Inc.	934	40,694
Leggett & Platt, Inc.	4,418	42,413
Lennar Corp. Class A	2,920	398,200
LGI Homes, Inc. (a)	285	25,479
M/I Homes, Inc. (a)	403	53,579
Meritage Homes Corp.	439	67,527
Mohawk Industries, Inc. (a)	1,752	208,716
Newell Brands, Inc.	13,886	138,305
NVR, Inc. (a)	25	204,472
PulteGroup, Inc.	1,792	195,149
Sonos, Inc. (a)	849	12,769
Taylor Morrison Home Corp. (a)	2,056	125,848
Tempur Sealy International, Inc.	472	26,758
Toll Brothers, Inc.	1,258	158,445
TopBuild Corp. (a)	157	48,880
Tri Pointe Homes, Inc. (a)	1,857	67,335
Whirlpool Corp. (b)	1,821	208,468
Security Description	Shares	Value
Worthington Enterprises, Inc.	1,136	$45,565
		2,896,415
HOUSEHOLD PRODUCTS — 0.8%
Central Garden & Pet Co. (a) (b)	253	9,817
Central Garden & Pet Co. Class A (a)	764	25,250
Church & Dwight Co., Inc.	1,073	112,354
Clorox Co.	725	117,747
Colgate-Palmolive Co.	3,820	347,276
Energizer Holdings, Inc.	818	28,540
Kimberly-Clark Corp.	2,844	372,678
Procter & Gamble Co.	11,205	1,878,518
WD-40 Co.	47	11,406
		2,903,586
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	10,343	133,114
Clearway Energy, Inc. Class A	1,148	28,069
Clearway Energy, Inc. Class C	2,726	70,876
Ormat Technologies, Inc.	436	29,526
Vistra Corp.	2,962	408,371
		669,956
INDUSTRIAL CONGLOMERATES — 0.5%
3M Co.	7,984	1,030,654
Honeywell International, Inc.	3,857	871,258
		1,901,912
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	221	35,468
First Industrial Realty Trust, Inc. REIT	1,076	53,940
Innovative Industrial Properties, Inc. REIT	347	23,124
LXP Industrial Trust REIT	3,148	25,562
Prologis, Inc. REIT	4,649	491,399
Rexford Industrial Realty, Inc. REIT	1,298	50,181
STAG Industrial, Inc. REIT	1,474	49,851
		729,525
INSURANCE — 4.1%
Aflac, Inc.	7,357	761,008
Allstate Corp.	3,255	627,531
Ambac Financial Group, Inc. (a)	1,416	17,912
American Financial Group, Inc.	2,408	329,727
American International Group, Inc.	12,159	885,175
AMERISAFE, Inc.	255	13,143
Aon PLC Class A	728	261,468
Arch Capital Group Ltd.	4,605	425,272
Arthur J Gallagher & Co.	844	239,569
Assurant, Inc.	753	160,555
Assured Guaranty Ltd.	702	63,187
Brighthouse Financial, Inc. (a)	2,124	102,037
Brown & Brown, Inc.	1,260	128,545
Chubb Ltd.	4,607	1,272,914
Cincinnati Financial Corp.	1,905	273,749

See accompanying notes to financial statements.
86

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
CNO Financial Group, Inc.	3,623	$134,812
Employers Holdings, Inc.	513	26,281
Erie Indemnity Co. Class A	147	60,598
Everest Group Ltd.	830	300,842
Fidelity National Financial, Inc.	4,948	277,781
First American Financial Corp.	1,977	123,444
Genworth Financial, Inc. (a)	14,436	100,908
Globe Life, Inc.	1,231	137,281
Hanover Insurance Group, Inc.	520	80,423
Hartford Financial Services Group, Inc.	4,250	464,950
HCI Group, Inc. (b)	55	6,409
Horace Mann Educators Corp.	895	35,111
Kemper Corp.	874	58,069
Kinsale Capital Group, Inc.	26	12,093
Lincoln National Corp.	5,630	178,527
Loews Corp.	6,048	512,205
Marsh & McLennan Cos., Inc.	2,039	433,104
Mercury General Corp.	878	58,369
MetLife, Inc.	19,504	1,596,988
Old Republic International Corp.	4,594	166,257
Palomar Holdings, Inc. (a)	151	15,944
Primerica, Inc.	262	71,112
Principal Financial Group, Inc.	7,058	546,360
ProAssurance Corp. (a)	1,722	27,397
Progressive Corp.	2,801	671,148
Prudential Financial, Inc.	11,964	1,418,093
Reinsurance Group of America, Inc.	2,184	466,568
RenaissanceRe Holdings Ltd.	764	190,091
RLI Corp.	249	41,043
Safety Insurance Group, Inc.	252	20,765
Selective Insurance Group, Inc.	648	60,601
SiriusPoint Ltd. (a)	3,098	50,776
Stewart Information Services Corp.	396	26,726
Travelers Cos., Inc.	2,761	665,097
Trupanion, Inc. (a) (b)	182	8,772
United Fire Group, Inc.	865	24,609
Unum Group	5,706	416,709
W.R. Berkley Corp.	3,303	193,292
Willis Towers Watson PLC	833	260,929
		15,502,276
INTERACTIVE MEDIA & SERVICES — 4.0%
Alphabet, Inc. Class A	16,264	3,078,775
Alphabet, Inc. Class C	25,740	4,901,926
Cargurus, Inc. (a)	849	31,023
Cars.com, Inc. (a)	462	8,006
Match Group, Inc. (a)	1,627	53,219
Meta Platforms, Inc. Class A	11,790	6,903,163
QuinStreet, Inc. (a)	336	7,752
Shutterstock, Inc.	189	5,736
TripAdvisor, Inc. (a)	1,146	16,926
Yelp, Inc. (a)	705	27,284
Ziff Davis, Inc. (a)	454	24,670
ZoomInfo Technologies, Inc. (a)	1,583	16,637
		15,075,117
Security Description	Shares	Value
IT SERVICES — 1.1%
Accenture PLC Class A	3,387	$1,191,513
Akamai Technologies, Inc. (a)	1,172	112,102
ASGN, Inc. (a)	534	44,503
Cognizant Technology Solutions Corp. Class A	5,393	414,722
DXC Technology Co. (a)	6,056	120,999
EPAM Systems, Inc. (a)	254	59,390
Gartner, Inc. (a)	223	108,037
GoDaddy, Inc. Class A (a)	660	130,264
International Business Machines Corp.	7,905	1,737,756
Kyndryl Holdings, Inc. (a)	4,406	152,448
VeriSign, Inc. (a)	469	97,064
		4,168,798
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	851	55,043
Hasbro, Inc.	1,576	88,114
Mattel, Inc. (a)	2,066	36,630
Polaris, Inc.	1,016	58,542
Revelyst, Inc. (a)	829	15,942
Sturm Ruger & Co., Inc.	246	8,701
Topgolf Callaway Brands Corp. (a)	2,250	17,685
YETI Holdings, Inc. (a)	281	10,821
		291,478
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	978	131,385
Azenta, Inc. (a)	328	16,400
Bio-Rad Laboratories, Inc. Class A (a)	300	98,553
Bio-Techne Corp.	242	17,431
Bruker Corp.	528	30,951
Charles River Laboratories International, Inc. (a)	252	46,519
Danaher Corp.	1,808	415,026
Fortrea Holdings, Inc. (a)	730	13,615
Illumina, Inc. (a)	748	99,955
IQVIA Holdings, Inc. (a)	856	168,213
Medpace Holdings, Inc. (a)	76	25,249
Mettler-Toledo International, Inc. (a)	59	72,197
Repligen Corp. (a)	170	24,470
Revvity, Inc.	728	81,252
Sotera Health Co. (a)	2,370	32,422
Thermo Fisher Scientific, Inc.	1,103	573,814
Waters Corp. (a)	204	75,680
West Pharmaceutical Services, Inc.	79	25,877
		1,949,009
MACHINERY — 1.6%
AGCO Corp.	1,191	111,335
Alamo Group, Inc.	65	12,084
Albany International Corp. Class A	251	20,073
Astec Industries, Inc.	252	8,467
Barnes Group, Inc.	686	32,420
Caterpillar, Inc.	2,422	878,605

See accompanying notes to financial statements.
87

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Chart Industries, Inc. (a)	213	$40,649
Crane Co.	535	81,186
Cummins, Inc.	1,503	523,946
Deere & Co.	2,093	886,804
Donaldson Co., Inc.	703	47,347
Dover Corp.	688	129,069
Enerpac Tool Group Corp.	191	7,848
Enpro, Inc.	173	29,834
Esab Corp.	189	22,669
ESCO Technologies, Inc.	172	22,912
Federal Signal Corp.	261	24,114
Flowserve Corp.	1,105	63,560
Fortive Corp.	1,647	123,525
Franklin Electric Co., Inc.	265	25,824
Graco, Inc.	529	44,589
Greenbrier Cos., Inc.	1,052	64,162
Hillenbrand, Inc.	968	29,795
IDEX Corp.	241	50,439
Illinois Tool Works, Inc.	1,344	340,785
Ingersoll Rand, Inc.	851	76,981
ITT, Inc.	386	55,152
John Bean Technologies Corp.	212	26,945
Kennametal, Inc.	1,321	31,730
Lincoln Electric Holdings, Inc.	236	44,243
Lindsay Corp.	90	10,648
Middleby Corp. (a)	428	57,973
Mueller Industries, Inc.	1,252	99,359
Nordson Corp.	256	53,565
Oshkosh Corp.	790	75,105
Otis Worldwide Corp.	1,366	126,505
PACCAR, Inc.	4,337	451,135
Parker-Hannifin Corp.	534	339,640
Pentair PLC	815	82,022
Proto Labs, Inc. (a)	283	11,063
RBC Bearings, Inc. (a)	138	41,281
Snap-on, Inc.	415	140,884
SPX Technologies, Inc. (a)	127	18,481
Standex International Corp.	53	9,911
Stanley Black & Decker, Inc.	2,220	178,244
Tennant Co.	112	9,131
Terex Corp.	768	35,497
Timken Co.	755	53,884
Titan International, Inc. (a)	2,217	15,053
Toro Co.	517	41,412
Trinity Industries, Inc.	2,709	95,086
Wabash National Corp.	648	11,100
Watts Water Technologies, Inc. Class A	137	27,852
Westinghouse Air Brake Technologies Corp.	882	167,218
Xylem, Inc.	759	88,059
		6,097,200
MARINE — 0.0% (e)
Kirby Corp. (a)	648	68,558
Security Description	Shares	Value
Matson, Inc.	503	$67,825
		136,383
MEDIA — 1.3%
Cable One, Inc. (b)	152	55,042
Charter Communications, Inc. Class A (a)	3,242	1,111,260
Comcast Corp. Class A	55,956	2,100,029
EchoStar Corp. Class A (a) (b)	4,003	91,669
Fox Corp. Class A	7,499	364,301
Fox Corp. Class B	4,367	199,747
Interpublic Group of Cos., Inc.	4,712	132,030
John Wiley & Sons, Inc. Class A	1,397	61,063
New York Times Co. Class A	729	37,944
News Corp. Class A	4,126	113,630
News Corp. Class B	1,245	37,885
Nexstar Media Group, Inc.	566	89,411
Omnicom Group, Inc.	2,391	205,722
Paramount Global Class B	19,858	207,715
Scholastic Corp.	843	17,981
TechTarget, Inc. (a)	184	3,647
TEGNA, Inc.	5,524	101,034
Thryv Holdings, Inc. (a)	611	9,043
		4,939,153
METALS & MINING — 0.7%
Alcoa Corp.	3,583	135,366
Alpha Metallurgical Resources, Inc. (a)	226	45,227
Arch Resources, Inc.	608	85,862
ATI, Inc. (a)	1,086	59,773
Carpenter Technology Corp.	426	72,296
Century Aluminum Co. (a)	991	18,056
Cleveland-Cliffs, Inc. (a)	7,211	67,783
Commercial Metals Co.	2,228	110,509
Freeport-McMoRan, Inc.	7,071	269,264
Kaiser Aluminum Corp.	343	24,103
Materion Corp.	153	15,129
Metallus, Inc. (a)	737	10,414
MP Materials Corp. (a)	1,227	19,141
Newmont Corp.	12,520	465,994
Nucor Corp.	2,872	335,191
Reliance, Inc.	595	160,210
Royal Gold, Inc.	329	43,379
Steel Dynamics, Inc.	2,076	236,809
SunCoke Energy, Inc.	3,013	32,239
U.S. Steel Corp.	7,406	251,730
Warrior Met Coal, Inc.	1,846	100,127
Worthington Steel, Inc.	1,118	35,575
		2,594,177
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
Annaly Capital Management, Inc. REIT	8,255	151,067
Apollo Commercial Real Estate Finance, Inc. REIT	4,267	36,952
Arbor Realty Trust, Inc. REIT (b)	6,240	86,424

See accompanying notes to financial statements.
88

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
ARMOUR Residential REIT, Inc. (b)	1,991	$37,550
Blackstone Mortgage Trust, Inc. Class A REIT	5,705	99,324
Ellington Financial, Inc. REIT (b)	1,001	12,132
Franklin BSP Realty Trust, Inc. REIT	1,212	15,199
KKR Real Estate Finance Trust, Inc. REIT	1,651	16,675
New York Mortgage Trust, Inc. REIT	3,470	21,028
PennyMac Mortgage Investment Trust REIT	3,453	43,473
Ready Capital Corp. REIT (b)	5,881	40,109
Redwood Trust, Inc. REIT	4,497	29,365
Two Harbors Investment Corp. REIT	3,655	43,239
Starwood Property Trust, Inc. REIT	10,578	200,453
		832,990
MULTI-UTILITIES — 1.2%
Ameren Corp.	3,907	348,270
Avista Corp.	1,480	54,212
Black Hills Corp.	2,412	141,150
CenterPoint Energy, Inc.	9,666	306,702
CMS Energy Corp.	3,199	213,213
Consolidated Edison, Inc.	5,104	455,430
Dominion Energy, Inc.	16,260	875,764
DTE Energy Co.	2,990	361,043
NiSource, Inc.	6,877	252,799
Northwestern Energy Group, Inc.	1,178	62,976
Public Service Enterprise Group, Inc.	6,122	517,248
Sempra	7,756	680,356
Unitil Corp.	298	16,149
WEC Energy Group, Inc.	3,809	358,198
		4,643,510
OFFICE REITs — 0.3%
Brandywine Realty Trust REIT	6,976	39,066
BXP, Inc. REIT	2,765	205,605
COPT Defense Properties REIT	1,419	43,918
Cousins Properties, Inc. REIT	3,060	93,758
Douglas Emmett, Inc. REIT	5,618	104,270
Easterly Government Properties, Inc. REIT	3,425	38,908
Highwoods Properties, Inc. REIT	3,557	108,773
JBG SMITH Properties REIT	2,837	43,605
Kilroy Realty Corp. REIT	3,564	144,164
SL Green Realty Corp. REIT	939	63,777
Vornado Realty Trust REIT	5,553	233,448
		1,119,292
OIL, GAS & CONSUMABLE FUELS — 7.4%
Antero Midstream Corp.	4,929	74,379
Antero Resources Corp. (a)	5,699	199,750
APA Corp.	6,914	159,644
California Resources Corp.	1,234	64,032
Chevron Corp.	32,404	4,693,395
Chord Energy Corp.	2,043	238,868
Civitas Resources, Inc.	3,072	140,913
CNX Resources Corp. (a)	5,027	184,340
Security Description	Shares	Value
Comstock Resources, Inc. (a) (b)	3,323	$60,545
ConocoPhillips	15,806	1,567,481
CONSOL Energy, Inc.	880	93,878
Coterra Energy, Inc.	9,081	231,929
CVR Energy, Inc.	1,071	20,071
Devon Energy Corp.	12,801	418,977
Diamondback Energy, Inc.	2,281	373,696
Dorian LPG Ltd.	1,159	28,245
DT Midstream, Inc.	1,052	104,600
EOG Resources, Inc.	6,921	848,376
EQT Corp.	11,629	536,213
Expand Energy Corp.	7,086	705,411
Exxon Mobil Corp.	64,430	6,930,735
Green Plains, Inc. (a)	730	6,920
Hess Corp.	1,611	214,279
HF Sinclair Corp.	5,520	193,476
Kinder Morgan, Inc.	64,811	1,775,821
Magnolia Oil & Gas Corp. Class A	2,236	52,278
Marathon Petroleum Corp.	10,779	1,503,671
Matador Resources Co.	1,758	98,905
Murphy Oil Corp.	4,818	145,793
Northern Oil & Gas, Inc.	3,447	128,091
Occidental Petroleum Corp.	12,987	641,688
ONEOK, Inc.	5,021	504,108
Ovintiv, Inc.	8,866	359,073
Par Pacific Holdings, Inc. (a)	1,976	32,387
PBF Energy, Inc. Class A	3,283	87,164
Peabody Energy Corp.	4,375	91,613
Permian Resources Corp.	7,724	111,071
Phillips 66 Co.	13,849	1,577,817
Range Resources Corp.	3,492	125,642
REX American Resources Corp. (a)	302	12,590
SM Energy Co.	2,215	85,853
Talos Energy, Inc. (a)	4,768	46,297
Targa Resources Corp.	1,812	323,442
Valero Energy Corp.	10,616	1,301,415
Vital Energy, Inc. (a) (b)	944	29,189
Williams Cos., Inc.	13,386	724,450
World Kinect Corp.	1,994	54,855
		27,903,366
PERSONAL CARE PRODUCTS — 0.3%
BellRing Brands, Inc. (a)	276	20,794
Coty, Inc. Class A (a)	7,154	49,792
Edgewell Personal Care Co.	627	21,067
elf Beauty, Inc. (a)	48	6,026
Estee Lauder Cos., Inc. Class A	1,891	141,787
Interparfums, Inc.	143	18,806
Kenvue, Inc.	37,211	794,455
USANA Health Sciences, Inc. (a)	253	9,080
		1,061,807
PAPER & FOREST PRODUCTS — 0.0% (e)
Louisiana-Pacific Corp.	544	56,331
Sylvamo Corp.	675	53,339
		109,670

See accompanying notes to financial statements.
89

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 2.7%
Amphastar Pharmaceuticals, Inc. (a)	267	$9,914
Bristol-Myers Squibb Co.	24,793	1,402,292
Collegium Pharmaceutical, Inc. (a)	273	7,822
Corcept Therapeutics, Inc. (a)	527	26,556
Eli Lilly & Co.	966	745,752
Harmony Biosciences Holdings, Inc. (a)	292	10,048
Innoviva, Inc. (a)	1,838	31,889
Jazz Pharmaceuticals PLC (a)	761	93,717
Johnson & Johnson	19,811	2,865,067
Ligand Pharmaceuticals, Inc. (a)	216	23,144
Merck & Co., Inc.	12,040	1,197,739
Organon & Co.	8,459	126,208
Pacira BioSciences, Inc. (a)	251	4,729
Perrigo Co. PLC	2,676	68,800
Pfizer, Inc.	109,866	2,914,745
Phibro Animal Health Corp. Class A	750	15,750
Prestige Consumer Healthcare, Inc. (a)	408	31,861
Supernus Pharmaceuticals, Inc. (a)	521	18,839
Viatris, Inc.	39,724	494,564
Zoetis, Inc.	968	157,716
		10,247,152
PROFESSIONAL SERVICES — 0.5%
Amentum Holdings, Inc. (a)	977	20,546
Automatic Data Processing, Inc.	1,131	331,078
Broadridge Financial Solutions, Inc.	393	88,853
CACI International, Inc. Class A (a)	258	104,247
Concentrix Corp.	1,559	67,458
CSG Systems International, Inc.	258	13,186
Dayforce, Inc. (a) (b)	465	33,778
Equifax, Inc.	258	65,751
ExlService Holdings, Inc. (a)	733	32,531
Exponent, Inc.	140	12,474
FTI Consulting, Inc. (a)	211	40,328
Genpact Ltd.	1,994	85,642
Heidrick & Struggles International, Inc.	258	11,432
Insperity, Inc.	390	30,229
Jacobs Solutions, Inc.	977	130,547
KBR, Inc.	844	48,893
Korn Ferry	577	38,919
Leidos Holdings, Inc.	1,116	160,771
ManpowerGroup, Inc.	1,616	93,276
Maximus, Inc.	677	50,538
NV5 Global, Inc. (a)	614	11,568
Paychex, Inc.	1,621	227,297
Paycom Software, Inc.	132	27,056
Paylocity Holding Corp. (a)	145	28,923
Robert Half, Inc.	1,139	80,254
Science Applications International Corp.	566	63,267
Verisk Analytics, Inc.	176	48,476
Security Description	Shares	Value
Verra Mobility Corp. (a)	662	$16,007
		1,963,325
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	2,585	339,385
CoStar Group, Inc. (a)	1,282	91,778
Cushman & Wakefield PLC (a)	7,988	104,483
eXp World Holdings, Inc. (b)	2,543	29,270
Jones Lang LaSalle, Inc. (a)	687	173,907
Kennedy-Wilson Holdings, Inc.	3,922	39,181
Marcus & Millichap, Inc.	516	19,742
St. Joe Co.	265	11,907
		809,653
RESIDENTIAL REITs — 0.4%
American Homes 4 Rent Class A REIT	2,586	96,768
AvalonBay Communities, Inc. REIT	1,198	263,524
Camden Property Trust REIT	1,161	134,723
Centerspace REIT	251	16,604
Elme Communities REIT	1,422	21,714
Equity LifeStyle Properties, Inc. REIT	874	58,208
Equity Residential REIT	4,166	298,952
Essex Property Trust, Inc. REIT	544	155,279
Independence Realty Trust, Inc. REIT	1,745	34,621
Invitation Homes, Inc. REIT	4,698	150,195
Mid-America Apartment Communities, Inc. REIT	986	152,406
NexPoint Residential Trust, Inc. REIT	155	6,471
UDR, Inc. REIT	2,554	110,869
Veris Residential, Inc. REIT	1,420	23,615
		1,523,949
RETAIL REITs — 0.4%
Acadia Realty Trust REIT	1,504	36,337
Agree Realty Corp. REIT	1,088	76,650
Brixmor Property Group, Inc. REIT	3,649	101,588
Curbline Properties Corp. REIT	1,154	26,796
Federal Realty Investment Trust REIT	499	55,863
Getty Realty Corp. REIT	752	22,658
Kimco Realty Corp. REIT	5,639	132,122
Kite Realty Group Trust REIT	2,384	60,172
Macerich Co. REIT	3,616	72,031
NNN REIT, Inc.	2,191	89,502
Phillips Edison & Co., Inc. REIT	992	37,160
Realty Income Corp. REIT	7,383	394,326
Regency Centers Corp. REIT	1,986	146,825
Retail Opportunity Investments Corp. REIT	1,833	31,821
Saul Centers, Inc. REIT	464	18,003
Simon Property Group, Inc. REIT	1,288	221,806
SITE Centers Corp. REIT	577	8,822
Tanger, Inc. REIT	758	25,871
Urban Edge Properties REIT	1,427	30,680

See accompanying notes to financial statements.
90

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Whitestone REIT	639	$9,055
		1,598,088
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Advanced Micro Devices, Inc. (a)	3,479	420,228
Allegro MicroSystems, Inc. (a)	1,704	37,249
Alpha & Omega Semiconductor Ltd. (a)	458	16,960
Amkor Technology, Inc.	3,823	98,213
Analog Devices, Inc.	2,340	497,156
Applied Materials, Inc.	2,382	387,385
Axcelis Technologies, Inc. (a)	169	11,808
Broadcom, Inc.	9,960	2,309,126
CEVA, Inc. (a)	254	8,014
Cirrus Logic, Inc. (a)	438	43,616
Cohu, Inc. (a)	208	5,554
Diodes, Inc. (a)	556	34,288
Enphase Energy, Inc. (a)	452	31,043
First Solar, Inc. (a)	529	93,231
FormFactor, Inc. (a)	503	22,132
Ichor Holdings Ltd. (a)	219	7,056
Intel Corp.	53,001	1,062,670
KLA Corp.	283	178,324
Kulicke & Soffa Industries, Inc.	444	20,717
Lam Research Corp.	3,772	272,451
Lattice Semiconductor Corp. (a)	279	15,805
MACOM Technology Solutions Holdings, Inc. (a)	280	36,375
MaxLinear, Inc. (a)	520	10,286
Microchip Technology, Inc.	2,459	141,024
Micron Technology, Inc.	5,302	446,216
MKS Instruments, Inc.	312	32,570
Monolithic Power Systems, Inc.	58	34,319
NVIDIA Corp.	9,975	1,339,543
NXP Semiconductors NV	1,211	251,706
ON Semiconductor Corp. (a)	2,499	157,562
Onto Innovation, Inc. (a)	134	22,334
Penguin Solutions, Inc. (a)	581	11,149
Photronics, Inc. (a)	971	22,877
Power Integrations, Inc.	181	11,168
Qorvo, Inc. (a)	785	54,895
QUALCOMM, Inc.	5,314	816,337
Rambus, Inc. (a)	318	16,809
Semtech Corp. (a)	497	30,739
Silicon Laboratories, Inc. (a)	86	10,683
SiTime Corp. (a)	37	7,938
Skyworks Solutions, Inc.	1,742	154,480
SolarEdge Technologies, Inc. (a) (b)	478	6,501
Synaptics, Inc. (a)	310	23,659
Teradyne, Inc.	526	66,234
Texas Instruments, Inc.	4,568	856,546
Ultra Clean Holdings, Inc. (a)	386	13,877
Universal Display Corp.	120	17,544
Veeco Instruments, Inc. (a)	337	9,032
Security Description	Shares	Value
Wolfspeed, Inc. (a) (b)	248	$1,652
		10,177,081
SOFTWARE — 3.0%
ACI Worldwide, Inc. (a)	909	47,186
Adeia, Inc.	1,605	22,438
Adobe, Inc. (a)	1,275	566,967
Agilysys, Inc. (a)	27	3,556
Alarm.com Holdings, Inc. (a)	214	13,011
ANSYS, Inc. (a)	293	98,838
Aspen Technology, Inc. (a)	405	101,100
Autodesk, Inc. (a)	449	132,711
Blackbaud, Inc. (a)	154	11,384
BlackLine, Inc. (a)	150	9,114
Box, Inc. Class A (a)	484	15,294
Cadence Design Systems, Inc. (a)	331	99,452
Commvault Systems, Inc. (a)	127	19,166
Dolby Laboratories, Inc. Class A	500	39,050
DoubleVerify Holdings, Inc. (a)	453	8,702
Dropbox, Inc. Class A (a)	1,833	55,063
Dynatrace, Inc. (a)	870	47,285
Fair Isaac Corp. (a)	29	57,737
Fortinet, Inc. (a)	1,824	172,332
Gen Digital, Inc.	6,761	185,116
InterDigital, Inc.	209	40,487
Intuit, Inc.	340	213,690
LiveRamp Holdings, Inc. (a)	520	15,792
Manhattan Associates, Inc. (a)	59	15,944
Microsoft Corp.	13,263	5,590,355
N-able, Inc. (a)	489	4,567
NCR Voyix Corp. (a)	4,442	61,477
Oracle Corp.	9,523	1,586,913
Palo Alto Networks, Inc. (a)	1,405	255,654
Progress Software Corp.	251	16,353
PTC, Inc. (a)	380	69,871
Qualys, Inc. (a)	97	13,601
Roper Technologies, Inc.	358	186,106
Salesforce, Inc.	3,231	1,080,220
ServiceNow, Inc. (a)	247	261,850
SPS Commerce, Inc. (a)	61	11,223
Synopsys, Inc. (a)	323	156,771
Teradata Corp. (a)	753	23,456
Tyler Technologies, Inc. (a)	123	70,927
		11,380,759
SPECIALIZED REITs — 0.8%
American Tower Corp. REIT	2,540	465,861
Crown Castle, Inc. REIT	3,661	332,272
CubeSmart REIT	1,827	78,287
Digital Realty Trust, Inc. REIT	887	157,292
EPR Properties REIT	932	41,269
Equinix, Inc. REIT	328	309,268
Extra Space Storage, Inc. REIT	1,041	155,734
Four Corners Property Trust, Inc. REIT	931	25,267
Gaming & Leisure Properties, Inc. REIT	3,224	155,268

See accompanying notes to financial statements.
91

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Iron Mountain, Inc. REIT	1,439	$151,253
Lamar Advertising Co. Class A REIT	782	95,201
National Storage Affiliates Trust REIT	905	34,309
Outfront Media, Inc. REIT	2,422	42,966
PotlatchDeltic Corp. REIT	861	33,794
Public Storage REIT	781	233,863
Rayonier, Inc. REIT	1,304	34,034
Safehold, Inc. REIT	1,481	27,369
SBA Communications Corp. REIT	311	63,382
Uniti Group, Inc. REIT	3,455	19,002
VICI Properties, Inc. REIT	11,655	340,443
Weyerhaeuser Co. REIT	7,926	223,117
		3,019,251
SPECIALTY RETAIL — 2.1%
Abercrombie & Fitch Co. Class A (a)	247	36,919
Academy Sports & Outdoors, Inc. (b)	860	49,476
Advance Auto Parts, Inc.	1,959	92,641
American Eagle Outfitters, Inc.	2,241	37,357
Asbury Automotive Group, Inc. (a)	677	164,531
AutoNation, Inc. (a)	858	145,723
AutoZone, Inc. (a)	80	256,160
Bath & Body Works, Inc.	2,454	95,142
Best Buy Co., Inc.	6,555	562,419
Boot Barn Holdings, Inc. (a)	211	32,034
Buckle, Inc.	560	28,454
Burlington Stores, Inc. (a)	375	106,898
Caleres, Inc.	638	14,776
CarMax, Inc. (a)	2,285	186,822
Dick's Sporting Goods, Inc.	631	144,398
Five Below, Inc. (a)	195	20,467
Floor & Decor Holdings, Inc. Class A (a)	291	29,013
Foot Locker, Inc. (a)	2,879	62,647
GameStop Corp. Class A (a)	4,722	147,988
Gap, Inc.	7,483	176,823
Group 1 Automotive, Inc.	439	185,030
Guess?, Inc. (b)	974	13,694
Home Depot, Inc.	4,960	1,929,390
Leslie's, Inc. (a)	902	2,011
Lithia Motors, Inc.	909	324,904
Lowe's Cos., Inc.	3,366	830,729
MarineMax, Inc. (a)	508	14,707
Monro, Inc.	991	24,577
Murphy USA, Inc.	273	136,978
National Vision Holdings, Inc. (a)	1,196	12,462
ODP Corp. (a)	1,209	27,493
O'Reilly Automotive, Inc. (a)	244	289,335
Penske Automotive Group, Inc.	645	98,324
RH (a)	126	49,592
Ross Stores, Inc.	1,575	238,250
Sally Beauty Holdings, Inc. (a)	3,407	35,603
Shoe Carnival, Inc.	765	25,306
Signet Jewelers Ltd.	848	68,442
Sonic Automotive, Inc. Class A	491	31,105
Security Description	Shares	Value
TJX Cos., Inc.	5,355	$646,938
Tractor Supply Co.	2,440	129,466
Ulta Beauty, Inc. (a)	282	122,650
Upbound Group, Inc.	1,651	48,160
Urban Outfitters, Inc. (a)	1,888	103,613
Valvoline, Inc. (a)	1,408	50,941
Victoria's Secret & Co. (a)	2,561	106,077
Williams-Sonoma, Inc.	639	118,330
		8,054,795
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.4%
Apple, Inc.	41,375	10,361,127
Corsair Gaming, Inc. (a)	852	5,632
Hewlett Packard Enterprise Co.	43,505	928,832
HP, Inc.	32,317	1,054,504
NetApp, Inc.	1,206	139,992
Pure Storage, Inc. Class A (a)	849	52,154
Seagate Technology Holdings PLC	1,761	151,992
Super Micro Computer, Inc. (a)	1,110	33,833
Western Digital Corp. (a)	2,859	170,482
Xerox Holdings Corp. (b)	3,766	31,747
		12,930,295
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings Ltd. (a)	1,584	33,359
Carter's, Inc. (b)	502	27,203
Columbia Sportswear Co. (b)	693	58,163
Crocs, Inc. (a)	492	53,889
Deckers Outdoor Corp. (a)	492	99,920
G-III Apparel Group Ltd. (a)	1,506	49,126
Hanesbrands, Inc. (a) (b)	12,551	102,165
Kontoor Brands, Inc.	664	56,712
Lululemon Athletica, Inc. (a)	384	146,845
NIKE, Inc. Class B	6,006	454,474
Oxford Industries, Inc.	167	13,156
PVH Corp.	722	76,351
Ralph Lauren Corp.	566	130,735
Skechers USA, Inc. Class A (a)	1,586	106,643
Steven Madden Ltd.	742	31,550
Tapestry, Inc.	2,785	181,944
Under Armour, Inc. Class A (a) (b)	6,252	51,767
Under Armour, Inc. Class C (a)	4,325	32,265
VF Corp.	10,961	235,223
Wolverine World Wide, Inc.	2,634	58,475
		1,999,965
TOBACCO — 0.9%
Altria Group, Inc.	24,962	1,305,263
Philip Morris International, Inc.	17,101	2,058,105
Universal Corp.	829	45,463
		3,408,831
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Air Lease Corp.	3,420	164,878
Applied Industrial Technologies, Inc.	229	54,839
Boise Cascade Co.	476	56,577
Core & Main, Inc. Class A (a)	909	46,277

See accompanying notes to financial statements.
92

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
DNOW, Inc. (a)	1,775	$23,093
DXP Enterprises, Inc. (a)	253	20,903
Fastenal Co.	1,908	137,204
GATX Corp.	398	61,674
GMS, Inc. (a)	479	40,634
MSC Industrial Direct Co., Inc. Class A	656	48,997
Rush Enterprises, Inc. Class A	1,180	64,652
United Rentals, Inc.	333	234,579
Watsco, Inc.	296	140,271
WESCO International, Inc.	840	152,006
WW Grainger, Inc.	184	193,945
		1,440,529
WATER UTILITIES — 0.1%
American States Water Co.	251	19,508
American Water Works Co., Inc.	1,583	197,068
California Water Service Group	434	19,673
Essential Utilities, Inc.	2,729	99,117
Middlesex Water Co.	56	2,947
SJW Group	213	10,484
		348,797
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Gogo, Inc. (a) (b)	479	3,875
Telephone & Data Systems, Inc.	3,288	112,153
T-Mobile U.S., Inc.	7,153	1,578,882
		1,694,910
TOTAL COMMON STOCKS (Cost $336,777,291)		378,358,614
WARRANTS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Nabors Industries Ltd. (expiring 06/11/26) (a) (Cost $0)	62	227
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (f) (g)	462,032	462,032
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (h)	867,515	$867,515
TOTAL SHORT-TERM INVESTMENTS (Cost $1,329,547)		1,329,547
TOTAL INVESTMENTS — 100.1% (Cost $338,106,838)		379,688,388
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(522,729)
NET ASSETS — 100.0%		$379,165,659
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2024.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
93

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$378,358,614	$—	$0(a)	$378,358,614
Warrants	227	—	—	227
Short-Term Investments	1,329,547	—	—	1,329,547
TOTAL INVESTMENTS	$379,688,388	$—	$0	$379,688,388
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2024.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Corp.	5,778	$427,572	$61,312	$73,006	$13,459	$128,548	5,684	$557,885	$8,506
State Street Institutional Liquid Reserves Fund, Premier Class	674,640	674,843	1,543,483	2,218,326	59	(59)	—	—	4,144
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	5,621,915	5,159,883	—	—	462,032	462,032	8,883
State Street Navigator Securities Lending Portfolio II	1,228,745	1,228,745	12,527,651	12,888,881	—	—	867,515	867,515	3,165
Total		$2,331,160	$19,754,361	$20,340,096	$13,518	$128,489		$1,887,432	$24,698
See accompanying notes to financial statements.
94

SPDR SERIES TRUST
SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUTOMOBILES — 2.0%
Tesla, Inc. (a)	7,925	$3,200,432
BUILDING PRODUCTS — 1.8%
Gibraltar Industries, Inc. (a)	48,078	2,831,794
CONSTRUCTION & ENGINEERING — 7.7%
Ameresco, Inc. Class A (a)	185,286	4,350,515
Arcosa, Inc.	47,471	4,592,345
Valmont Industries, Inc.	10,181	3,122,207
		12,065,067
DIVERSIFIED CONSUMER SERVICES — 2.0%
ADT, Inc.	454,920	3,143,497
ELECTRIC UTILITIES — 11.8%
ALLETE, Inc.	79,060	5,123,088
Centrais Eletricas Brasileiras SA ADR (b)	419,957	2,402,154
Cia Paranaense de Energia - Copel ADR	138,559	821,655
Constellation Energy Corp.	21,663	4,846,230
Enel Chile SA ADR	178,747	514,791
NextEra Energy, Inc.	69,281	4,966,755
		18,674,673
ELECTRICAL EQUIPMENT — 36.1%
American Superconductor Corp. (a) (b)	116,849	2,877,991
Array Technologies, Inc. (a) (b)	899,200	5,431,168
Ballard Power Systems, Inc. (a) (b)	1,381,039	2,292,525
Bloom Energy Corp. Class A (a) (b)	217,180	4,823,568
Energy Vault Holdings, Inc. (a)	402,809	918,404
Eos Energy Enterprises, Inc. (a) (b)	1,591,752	7,735,915
Fluence Energy, Inc. (a) (b)	201,944	3,206,871
GE Vernova, Inc.	14,908	4,903,688
Generac Holdings, Inc. (a)	29,837	4,626,227
NEXTracker, Inc. Class A (a)	139,925	5,111,460
Plug Power, Inc. (a) (b)	2,050,176	4,366,875
Shoals Technologies Group, Inc. Class A (a)	1,121,541	6,202,122
Sunrun, Inc. (a) (b)	488,137	4,515,267
		57,012,081
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Corning, Inc.	70,678	3,358,619
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 13.0%
AES Corp.	377,148	4,853,895
Altus Power, Inc. (a)	384,477	1,564,821
Ormat Technologies, Inc.	63,916	4,328,392
ReNew Energy Global PLC Class A (a) (b)	283,829	1,938,552
Security Description	Shares	Value
Sunnova Energy International, Inc. (a) (b)	1,203,155	$4,126,822
TransAlta Corp. (b)	255,430	3,614,334
		20,426,816
MACHINERY — 3.1%
Cummins, Inc.	9,095	3,170,517
Hyster-Yale, Inc.	34,044	1,733,861
		4,904,378
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 20.2%
Applied Materials, Inc.	19,672	3,199,257
Canadian Solar, Inc. (a) (b)	401,052	4,459,698
Daqo New Energy Corp. ADR (a) (b)	281,772	5,477,648
Enphase Energy, Inc. (a)	69,048	4,742,217
First Solar, Inc. (a)	25,500	4,494,120
JinkoSolar Holding Co. Ltd. ADR (b)	186,651	4,647,610
SolarEdge Technologies, Inc. (a) (b)	355,686	4,837,329
		31,857,879
TOTAL COMMON STOCKS (Cost $230,139,424)		157,475,236
SHORT-TERM INVESTMENTS — 9.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	190,034	190,034
State Street Navigator Securities Lending Portfolio II (e) (f)	14,969,727	14,969,727
TOTAL SHORT-TERM INVESTMENTS (Cost $15,159,761)		15,159,761
TOTAL INVESTMENTS — 109.4% (Cost $245,299,185)		172,634,997
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.4)%		(14,840,606)
NET ASSETS — 100.0%		$157,794,391
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to financial statements.
95

SPDR SERIES TRUST
SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$157,475,236	$—	$—	$157,475,236
Short-Term Investments	15,159,761	—	—	15,159,761
TOTAL INVESTMENTS	$172,634,997	$—	$—	$172,634,997

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	108,981	$109,013	$1,006,270	$1,115,283	$7	$(7)	—	$—	$2,379
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	11,419,763	11,229,729	—	—	190,034	190,034	8,584
State Street Navigator Securities Lending Portfolio II	15,807,447	15,807,447	74,958,713	75,796,433	—	—	14,969,727	14,969,727	83,965
Total		$15,916,460	$87,384,746	$88,141,445	$7	$(7)		$15,159,761	$94,928
See accompanying notes to financial statements.
96

SPDR SERIES TRUST
SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 54.8%
Boeing Co. (a)	4,803	$850,131
BWX Technologies, Inc.	4,265	475,078
Ducommun, Inc. (a)	3,896	248,019
Elbit Systems Ltd.	1,183	305,297
General Dynamics Corp.	1,974	520,129
HEICO Corp.	3,083	732,952
Hexcel Corp.	12,574	788,390
Huntington Ingalls Industries, Inc.	2,735	516,833
Intuitive Machines, Inc. (a) (b)	68,356	1,241,345
L3Harris Technologies, Inc.	3,482	732,195
Lockheed Martin Corp.	1,581	768,271
Moog, Inc. Class A	3,783	744,646
Northrop Grumman Corp.	1,676	786,530
Rocket Lab USA, Inc. (a)	34,134	869,393
RTX Corp.	6,816	788,748
TransDigm Group, Inc.	420	532,258
		10,900,215
COMMUNICATIONS EQUIPMENT — 2.4%
Viasat, Inc. (a) (b)	54,856	466,825
CONTAINERS & PACKAGING — 2.5%
Ball Corp.	9,125	503,061
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.8%
Iridium Communications, Inc.	26,313	763,603
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 11.4%
Amphenol Corp. Class A	7,125	494,831
Coherent Corp. (a)	5,045	477,913
Teledyne Technologies, Inc. (a)	1,679	779,274
TTM Technologies, Inc. (a)	20,674	511,682
		2,263,700
ENERGY EQUIPMENT & SERVICES — 6.3%
Oceaneering International, Inc. (a)	29,303	764,222
TechnipFMC PLC	16,937	490,157
		1,254,379
INDUSTRIAL CONGLOMERATES — 4.0%
Honeywell International, Inc.	3,480	786,097
MACHINERY — 5.3%
ESCO Technologies, Inc.	5,275	702,683
Security Description	Shares	Value
Standex International Corp.	1,912	$357,525
		1,060,208
PROFESSIONAL SERVICES — 6.8%
KBR, Inc.	8,831	511,580
Leidos Holdings, Inc.	3,412	491,533
Planet Labs PBC (a)	85,208	344,240
		1,347,353
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Analog Devices, Inc.	2,413	512,666
TOTAL COMMON STOCKS (Cost $16,256,217)		19,858,107
SHORT-TERM INVESTMENTS — 6.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	27,924	27,924
State Street Navigator Securities Lending Portfolio II (e) (f)	1,276,570	1,276,570
TOTAL SHORT-TERM INVESTMENTS (Cost $1,304,494)		1,304,494
TOTAL INVESTMENTS — 106.4% (Cost $17,560,711)		21,162,601
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.4)%		(1,280,921)
NET ASSETS — 100.0%		$19,881,680
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,858,107	$—	$—	$19,858,107
Short-Term Investments	1,304,494	—	—	1,304,494
TOTAL INVESTMENTS	$21,162,601	$—	$—	$21,162,601
See accompanying notes to financial statements.
97

SPDR SERIES TRUST
SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	31,281	$31,290	$19,049	$50,339	$2	$(2)	—	$—	$333
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	277,499	249,575	—	—	27,924	27,924	364
State Street Navigator Securities Lending Portfolio II	—	—	3,597,141	2,320,571	—	—	1,276,570	1,276,570	773
Total		$31,290	$3,893,689	$2,620,485	$2	$(2)		$1,304,494	$1,470
See accompanying notes to financial statements.
98

SPDR SERIES TRUST
SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 29.3%
AeroVironment, Inc. (a)	8,970	$1,380,393
Boeing Co. (a)	8,343	1,476,711
Ducommun, Inc. (a)	16,302	1,037,785
Elbit Systems Ltd.	4,948	1,276,930
Embraer SA ADR (a)	27,051	992,231
General Dynamics Corp.	3,886	1,023,922
HEICO Corp.	5,357	1,273,573
Hexcel Corp.	21,842	1,369,493
Huntington Ingalls Industries, Inc.	5,384	1,017,415
Kratos Defense & Security Solutions, Inc. (a)	50,640	1,335,883
L3Harris Technologies, Inc.	6,048	1,271,774
Leonardo DRS, Inc. (a)	29,380	949,268
Lockheed Martin Corp.	2,744	1,333,419
Mercury Systems, Inc. (a)	26,309	1,104,978
Moog, Inc. Class A	6,573	1,293,829
Northrop Grumman Corp.	2,912	1,366,573
Rocket Lab USA, Inc. (a)	59,296	1,510,269
RTX Corp.	11,838	1,369,893
Textron, Inc.	12,552	960,103
V2X, Inc. (a)	17,382	831,381
		24,175,823
COMMUNICATIONS EQUIPMENT — 8.1%
Cisco Systems, Inc.	23,629	1,398,837
F5, Inc. (a)	5,322	1,338,323
Juniper Networks, Inc.	37,030	1,386,774
NetScout Systems, Inc. (a)	61,452	1,331,050
Viasat, Inc. (a) (b)	144,976	1,233,746
		6,688,730
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
Iridium Communications, Inc.	45,709	1,326,475
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 10.8%
Amphenol Corp. Class A	14,020	973,689
Coherent Corp. (a)	9,929	940,574
Mirion Technologies, Inc. (a)	57,984	1,011,821
OSI Systems, Inc. (a)	7,403	1,239,484
Red Cat Holdings, Inc. (a) (b)	189,922	2,440,498
Sanmina Corp. (a)	12,884	974,932
Teledyne Technologies, Inc. (a)	2,917	1,353,867
		8,934,865
ENERGY EQUIPMENT & SERVICES — 1.6%
Oceaneering International, Inc. (a)	50,900	1,327,472
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Varex Imaging Corp. (a)	66,516	970,468
INTERACTIVE MEDIA & SERVICES — 1.6%
Ziff Davis, Inc. (a)	23,390	1,271,013
IT SERVICES — 4.7%
Akamai Technologies, Inc. (a)	13,844	1,324,179
Cloudflare, Inc. Class A (a)	12,089	1,301,743
Security Description	Shares	Value
Okta, Inc. (a)	16,290	$1,283,652
		3,909,574
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Bruker Corp.	23,211	1,360,629
PROFESSIONAL SERVICES — 7.3%
CACI International, Inc. Class A (a)	2,400	969,744
KBR, Inc.	17,382	1,006,939
Leidos Holdings, Inc.	9,015	1,298,701
Parsons Corp. (a)	14,543	1,341,592
Planet Labs PBC (a) (b)	350,517	1,416,089
		6,033,065
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Broadcom, Inc.	7,559	1,752,479
SOFTWARE — 29.8%
A10 Networks, Inc.	74,356	1,368,150
BlackBerry Ltd. (a) (b)	498,036	1,882,576
Check Point Software Technologies Ltd. (a)	7,361	1,374,299
Crowdstrike Holdings, Inc. Class A (a)	3,814	1,304,998
CyberArk Software Ltd. (a)	4,274	1,423,883
Datadog, Inc. Class A (a)	8,848	1,264,291
Fortinet, Inc. (a)	14,122	1,334,247
Gen Digital, Inc.	46,276	1,267,037
N-able, Inc. (a)	104,013	971,481
OneSpan, Inc. (a)	71,352	1,322,866
Palo Alto Networks, Inc. (a)	6,952	1,264,986
Qualys, Inc. (a)	9,007	1,262,961
Radware Ltd. (a)	38,126	858,979
Rapid7, Inc. (a)	33,329	1,340,826
Rubrik, Inc. Class A (a)	19,661	1,285,043
SentinelOne, Inc. Class A (a)	58,741	1,304,050
Tenable Holdings, Inc. (a)	32,355	1,274,140
Varonis Systems, Inc. (a)	28,839	1,281,317
Zscaler, Inc. (a)	6,658	1,201,170
		24,587,300
TOTAL COMMON STOCKS (Cost $73,037,568)		82,337,893
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	141,082	141,082

See accompanying notes to financial statements.
99

SPDR SERIES TRUST
SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	2,317,567	$2,317,567
TOTAL SHORT-TERM INVESTMENTS (Cost $2,458,649)		2,458,649
TOTAL INVESTMENTS — 102.8% (Cost $75,496,217)		84,796,542
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(2,336,088)
NET ASSETS — 100.0%		$82,460,454
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$82,337,893	$—	$—	$82,337,893
Short-Term Investments	2,458,649	—	—	2,458,649
TOTAL INVESTMENTS	$84,796,542	$—	$—	$84,796,542

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	47,060	$47,074	$37,831	$84,905	$3	$(3)	—	$—	$542
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	283,625	142,543	—	—	141,082	141,082	633
State Street Navigator Securities Lending Portfolio II	1,256,763	1,256,763	22,859,364	21,798,560	—	—	2,317,567	2,317,567	36,467
Total		$1,303,837	$23,180,820	$22,026,008	$3	$(3)		$2,458,649	$37,642
See accompanying notes to financial statements.
100

SPDR SERIES TRUST
SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUTO COMPONENTS — 1.8%
Gentex Corp.	6,378	$183,240
BUILDING PRODUCTS — 8.6%
Carrier Global Corp.	4,391	299,730
Johnson Controls International PLC	3,852	304,038
Resideo Technologies, Inc. (a)	12,134	279,689
		883,457
COMMERCIAL SERVICES & SUPPLIES — 6.0%
Tetra Tech, Inc.	7,662	305,254
Veralto Corp.	3,072	312,883
		618,137
DIVERSIFIED CONSUMER SERVICES — 3.0%
ADT, Inc.	43,733	302,195
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
BCE, Inc. (b)	7,591	175,959
ELECTRIC UTILITIES — 1.8%
NRG Energy, Inc.	2,065	186,304
ELECTRICAL EQUIPMENT — 17.7%
Acuity Brands, Inc.	610	178,200
AMETEK, Inc.	1,045	188,372
Blink Charging Co. (a) (b)	138,504	192,521
Bloom Energy Corp. Class A (a) (b)	13,713	304,566
ChargePoint Holdings, Inc. (a) (b)	250,875	268,436
Generac Holdings, Inc. (a)	1,884	292,114
Shoals Technologies Group, Inc. Class A (a)	70,816	391,612
		1,815,821
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 10.5%
Arlo Technologies, Inc. (a)	20,103	224,953
Badger Meter, Inc.	1,361	288,695
Itron, Inc. (a)	2,831	307,390
SmartRent, Inc. (a)	38,560	67,480
TE Connectivity PLC	1,316	188,148
		1,076,666
ENERGY EQUIPMENT & SERVICES — 2.4%
Select Water Solutions, Inc.	18,861	249,720
ENTERTAINMENT — 1.7%
Roku, Inc. (a)	2,392	177,821
INDUSTRIAL CONGLOMERATES — 1.9%
Honeywell International, Inc.	860	194,266
INTERACTIVE MEDIA & SERVICES — 1.8%
Baidu, Inc. ADR (a)	2,206	185,988
MACHINERY — 12.4%
Chart Industries, Inc. (a) (b)	997	190,268
Energy Recovery, Inc. (a)	12,271	180,384
Mueller Water Products, Inc. Class A	13,071	294,098
Pentair PLC	2,963	298,196
Security Description	Shares	Value
Xylem, Inc.	2,623	$304,320
		1,267,266
OIL, GAS & CONSUMABLE FUELS — 5.5%
BP PLC ADR	6,500	192,140
Shell PLC ADR	3,055	191,396
Suncor Energy, Inc.	5,167	184,358
		567,894
PROFESSIONAL SERVICES — 3.6%
NV5 Global, Inc. (a)	9,579	180,468
Parsons Corp. (a)	2,071	191,050
		371,518
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.7%
ON Semiconductor Corp. (a)	2,900	182,845
Silicon Laboratories, Inc. (a)	2,506	311,295
STMicroelectronics NV NY Reg Shrs	7,507	187,450
		681,590
SOFTWARE — 6.5%
Alarm.com Holdings, Inc. (a)	4,747	288,618
Aspen Technology, Inc. (a)	779	194,462
Roper Technologies, Inc.	358	186,106
		669,186
SPECIALTY RETAIL — 2.0%
EVgo, Inc. (a)	50,020	202,581
TRADING COMPANIES & DISTRIBUTORS — 1.8%
Core & Main, Inc. Class A (a)	3,696	188,163
WATER UTILITIES — 0.7%
Consolidated Water Co. Ltd.	2,595	67,210
WIRELESS TELECOMMUNICATION SERVICES — 1.7%
Rogers Communications, Inc. Class B	5,764	177,128
TOTAL COMMON STOCKS (Cost $13,676,156)		10,242,110
SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	6,910	6,910
State Street Navigator Securities Lending Portfolio II (e) (f)	455,542	455,542
TOTAL SHORT-TERM INVESTMENTS (Cost $462,452)		462,452
TOTAL INVESTMENTS — 104.3% (Cost $14,138,608)		10,704,562
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(446,156)
NET ASSETS — 100.0%		$10,258,406

See accompanying notes to financial statements.
101

SPDR SERIES TRUST
SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,242,110	$—	$—	$10,242,110
Short-Term Investments	462,452	—	—	462,452
TOTAL INVESTMENTS	$10,704,562	$—	$—	$10,704,562

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,236	$6,238	$29,585	$35,823	$—	$—	—	$—	$181
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	264,473	257,563	—	—	6,910	6,910	354
State Street Navigator Securities Lending Portfolio II	833,420	833,420	6,095,740	6,473,618	—	—	455,542	455,542	18,229
Total		$839,658	$6,389,798	$6,767,004	$—	$—		$462,452	$18,764
See accompanying notes to financial statements.
102

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 11.7%
AeroVironment, Inc. (a)	82,244	$12,656,529
Boeing Co. (a)	70,736	12,520,272
BWX Technologies, Inc.	44,836	4,994,282
Ducommun, Inc. (a)	87,658	5,580,308
EHang Holdings Ltd. ADR (a) (b)	860,494	13,548,478
Elbit Systems Ltd. (b)	88,686	22,887,196
Embraer SA ADR (a) (b)	290,460	10,654,073
General Dynamics Corp.	31,204	8,221,942
HEICO Corp.	44,212	10,510,961
Hexcel Corp.	118,879	7,453,713
Huntington Ingalls Industries, Inc.	19,717	3,725,921
Intuitive Machines, Inc. (a) (b)	1,259,894	22,879,675
Kratos Defense & Security Solutions, Inc. (a)	627,566	16,555,191
L3Harris Technologies, Inc.	31,174	6,555,269
Leonardo DRS, Inc. (a)	229,629	7,419,313
Lockheed Martin Corp.	32,248	15,670,593
Mercury Systems, Inc. (a)	98,236	4,125,912
Moog, Inc. Class A	34,436	6,778,382
Northrop Grumman Corp.	29,365	13,780,701
Rocket Lab USA, Inc. (a) (b)	664,425	16,922,905
RTX Corp.	63,539	7,352,733
Textron, Inc.	52,650	4,027,199
TransDigm Group, Inc.	3,609	4,573,614
V2X, Inc. (a)	121,190	5,796,518
		245,191,680
AUTO COMPONENTS — 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	107,817	628,573
Aptiv PLC (a)	35,521	2,148,310
BorgWarner, Inc.	19,567	622,035
Dana, Inc.	62,212	719,171
Garrett Motion, Inc. (a) (b)	82,919	748,759
Gentex Corp.	109,171	3,136,483
Gentherm, Inc. (a)	14,866	593,525
Hesai Group ADR (a) (b)	180,672	2,496,887
Lear Corp.	4,972	470,848
Mobileye Global, Inc. Class A (a) (b)	138,972	2,768,322
Modine Manufacturing Co. (a)	4,153	481,457
Visteon Corp. (a)	45,289	4,018,040
		18,832,410
AUTOMOBILES — 1.1%
Ford Motor Co.	47,439	469,646
General Motors Co.	13,517	720,050
Honda Motor Co. Ltd. ADR (b)	24,863	709,839
Li Auto, Inc. ADR (a)	86,287	2,070,025
Lucid Group, Inc. (a) (b)	865,137	2,612,714
NIO, Inc. ADR (a)	522,270	2,277,097
Polestar Automotive Holding U.K. PLC Class A ADR (a) (b)	631,094	662,649
Security Description	Shares	Value
Rivian Automotive, Inc. Class A (a) (b)	188,037	$2,500,892
Stellantis NV (b)	186,261	2,430,706
Tesla, Inc. (a)	9,345	3,773,885
Toyota Motor Corp. ADR (b)	10,142	1,973,735
XPeng, Inc. ADR (a)	208,477	2,464,198
		22,665,436
BANKS — 1.8%
Banco Santander SA ADR (b)	1,573,396	7,174,686
Bank of Nova Scotia (b)	120,277	6,461,280
Grupo Financiero Galicia SA ADR (a) (b)	64,790	4,037,713
ING Groep NV ADR	410,335	6,429,950
Inter & Co., Inc. Class A (b)	1,150,408	4,854,722
Itau Unibanco Holding SA ADR	314,742	1,561,120
Toronto-Dominion Bank (b)	125,330	6,672,569
		37,192,040
BIOTECHNOLOGY — 1.2%
4D Molecular Therapeutics, Inc. (a)	62,477	347,997
Allogene Therapeutics, Inc. (a) (b)	260,475	554,812
Alnylam Pharmaceuticals, Inc. (a)	2,021	475,562
Arcturus Therapeutics Holdings, Inc. (a) (b)	26,976	457,783
Arrowhead Pharmaceuticals, Inc. (a)	29,378	552,306
Autolus Therapeutics PLC ADR (a) (b)	184,954	434,642
Avidity Biosciences, Inc. (a)	13,310	387,055
Beam Therapeutics, Inc. (a)	17,799	441,415
Biogen, Inc. (a)	3,147	481,239
BioMarin Pharmaceutical, Inc. (a)	5,626	369,797
BioNTech SE ADR (a)	4,432	505,026
CareDx, Inc. (a)	125,388	2,684,557
CRISPR Therapeutics AG (a)	10,847	426,938
Grifols SA ADR (a)	222,910	1,658,450
Ideaya Biosciences, Inc. (a)	13,503	347,027
Immatics NV (a)	49,256	350,210
Intellia Therapeutics, Inc. (a)	37,313	435,070
Ionis Pharmaceuticals, Inc. (a)	9,695	338,937
Iovance Biotherapeutics, Inc. (a)	63,209	467,747
Krystal Biotech, Inc. (a)	2,811	440,371
Legend Biotech Corp. ADR (a)	14,620	475,735
Merus NV (a)	11,354	477,436
Moderna, Inc. (a)	12,863	534,844
Natera, Inc. (a)	16,859	2,668,780
Neurogene, Inc. (a)	22,125	505,777
Novavax, Inc. (a) (b)	58,876	473,363
Recursion Pharmaceuticals, Inc. Class A (a) (b)	51,796	350,141
Regeneron Pharmaceuticals, Inc. (a)	485	345,480
REGENXBIO, Inc. (a) (b)	53,127	410,672

See accompanying notes to financial statements.
103

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Rocket Pharmaceuticals, Inc. (a)	38,935	$489,413
Roivant Sciences Ltd. (a)	32,292	382,014
Sangamo Therapeutics, Inc. (a)	283,197	288,861
Sarepta Therapeutics, Inc. (a)	4,771	580,106
Twist Bioscience Corp. (a)	79,154	3,678,286
Ultragenyx Pharmaceutical, Inc. (a)	10,320	434,162
Vertex Pharmaceuticals, Inc. (a)	757	304,844
Verve Therapeutics, Inc. (a) (b)	87,616	494,154
Vir Biotechnology, Inc. (a)	70,011	513,881
Xencor, Inc. (a)	20,452	469,987
		26,034,877
BROADLINE RETAIL — 1.2%
Alibaba Group Holding Ltd. ADR	99,441	8,431,602
Jumia Technologies AG ADR (a)	1,296,634	4,953,142
MercadoLibre, Inc. (a)	6,809	11,578,296
		24,963,040
BUILDING PRODUCTS — 0.8%
Carrier Global Corp.	70,797	4,832,603
Gibraltar Industries, Inc. (a)	10,954	645,191
Johnson Controls International PLC	62,367	4,922,627
Resideo Technologies, Inc. (a)	236,848	5,459,346
		15,859,767
CAPITAL MARKETS — 1.3%
Charles Schwab Corp.	82,880	6,133,949
Coinbase Global, Inc. Class A (a)	58,570	14,542,931
Robinhood Markets, Inc. Class A (a)	186,275	6,940,606
		27,617,486
CHEMICALS — 0.8%
Aspen Aerogels, Inc. (a) (b)	44,828	532,557
Cabot Corp.	26,804	2,447,473
Corteva, Inc.	8,513	484,900
FMC Corp.	55,002	2,673,647
Huntsman Corp.	78,203	1,410,000
Mosaic Co.	77,214	1,897,920
Nutrien Ltd. (b)	62,434	2,793,922
Scotts Miracle-Gro Co.	27,880	1,849,559
Sociedad Quimica y Minera de Chile SA ADR (b)	48,555	1,765,460
		15,855,438
COMMERCIAL SERVICES & SUPPLIES — 0.5%
MSA Safety, Inc.	34,510	5,720,723
Tetra Tech, Inc.	64,311	2,562,150
Veralto Corp.	30,566	3,113,147
		11,396,020
COMMUNICATIONS EQUIPMENT — 1.5%
Cisco Systems, Inc.	221,464	13,110,669
F5, Inc. (a)	14,554	3,659,894
Juniper Networks, Inc.	88,999	3,333,012
Lumentum Holdings, Inc. (a)	18,665	1,566,927
NetScout Systems, Inc. (a)	154,758	3,352,058
Security Description	Shares	Value
Viasat, Inc. (a) (b)	817,023	$6,952,866
		31,975,426
CONSTRUCTION & ENGINEERING — 0.4%
Ameresco, Inc. Class A (a) (b)	155,175	3,643,509
Arcosa, Inc.	9,752	943,408
Valmont Industries, Inc.	11,277	3,458,318
		8,045,235
CONSTRUCTION MATERIALS — 0.2%
Cemex SAB de CV ADR (b)	712,446	4,018,195
CONSUMER FINANCE — 3.7%
Ally Financial, Inc.	193,593	6,971,284
Green Dot Corp. Class A (a)	514,527	5,474,567
Kaspi.KZ JSC ADR (b)	36,397	3,447,160
LendingClub Corp. (a)	841,040	13,616,438
LexinFintech Holdings Ltd. ADR	3,216,001	18,652,806
Lufax Holding Ltd. ADR	2,568,828	6,139,499
SoFi Technologies, Inc. (a)	761,156	11,721,802
Upstart Holdings, Inc. (a) (b)	172,325	10,610,050
		76,633,606
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.1%
Andersons, Inc.	43,205	1,750,667
CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	16,463	2,586,337
Ball Corp.	89,358	4,926,307
		7,512,644
DIVERSIFIED CONSUMER SERVICES — 0.3%
ADT, Inc.	785,764	5,429,629
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
BCE, Inc. (b)	122,723	2,844,719
Iridium Communications, Inc. (b)	371,411	10,778,347
		13,623,066
ELECTRIC UTILITIES — 0.8%
ALLETE, Inc.	58,701	3,803,825
Centrais Eletricas Brasileiras SA ADR (b)	368,695	2,108,935
Constellation Energy Corp.	17,502	3,915,372
NextEra Energy, Inc.	52,253	3,746,018
NRG Energy, Inc.	39,110	3,528,504
		17,102,654
ELECTRICAL EQUIPMENT — 2.6%
Acuity Brands, Inc.	10,470	3,058,601
American Superconductor Corp. (a) (b)	27,101	667,498
AMETEK, Inc.	10,755	1,938,696
Array Technologies, Inc. (a) (b)	196,615	1,187,555
Ballard Power Systems, Inc. (a) (b)	1,143,347	1,897,956
Blink Charging Co. (a) (b)	2,891,632	4,019,368
Bloom Energy Corp. Class A (a) (b)	375,116	8,331,326
ChargePoint Holdings, Inc. (a) (b)	2,374,389	2,540,596

See accompanying notes to financial statements.
104

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Emerson Electric Co.	43,014	$5,330,725
Eos Energy Enterprises, Inc. (a) (b)	403,987	1,963,377
Fluence Energy, Inc. (a) (b)	38,682	614,270
GE Vernova, Inc.	2,940	967,054
Generac Holdings, Inc. (a)	36,645	5,681,807
NEXTracker, Inc. Class A (a)	29,241	1,068,174
Plug Power, Inc. (a) (b)	791,917	1,686,783
Rockwell Automation, Inc.	25,601	7,316,510
Sensata Technologies Holding PLC	15,617	427,906
Shoals Technologies Group, Inc. Class A (a) (b)	886,700	4,903,451
Sunrun, Inc. (a) (b)	115,151	1,065,147
		54,666,800
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.6%
Amphenol Corp. Class A	68,166	4,734,129
Arlo Technologies, Inc. (a)	368,134	4,119,419
Badger Meter, Inc.	12,496	2,650,652
Cognex Corp.	134,825	4,834,825
Coherent Corp. (a)	78,757	7,460,651
Corning, Inc.	15,658	744,068
IPG Photonics Corp. (a)	28,688	2,086,191
Itron, Inc. (a)	26,035	2,826,880
Mirion Technologies, Inc. (a)	496,765	8,668,549
Novanta, Inc. (a) (b)	12,573	1,920,777
OSI Systems, Inc. (a) (b)	114,011	19,088,862
Ouster, Inc. (a) (b)	972,072	11,878,720
PAR Technology Corp. (a) (b)	50,887	3,697,958
Powerfleet, Inc. NJ (a) (b)	400,574	2,667,823
Red Cat Holdings, Inc. (a) (b)	1,546,304	19,870,006
Sanmina Corp. (a)	136,849	10,355,364
ScanSource, Inc. (a)	122,190	5,797,915
TE Connectivity PLC	22,145	3,166,071
Teledyne Technologies, Inc. (a)	56,081	26,028,875
Trimble, Inc. (a)	56,275	3,976,392
TTM Technologies, Inc. (a)	191,445	4,738,264
Vontier Corp.	52,071	1,899,029
Zebra Technologies Corp. Class A (a)	14,029	5,418,280
		158,629,700
ENERGY EQUIPMENT & SERVICES — 1.0%
Helix Energy Solutions Group, Inc. (a)	210,295	1,959,949
Oceaneering International, Inc. (a) (b)	510,242	13,307,111
Select Water Solutions, Inc. (b)	221,782	2,936,394
TechnipFMC PLC	128,486	3,718,385
		21,921,839
ENTERTAINMENT — 1.4%
Electronic Arts, Inc.	26,623	3,894,945
iQIYI, Inc. ADR (a) (b)	1,208,960	2,430,010
NetEase, Inc. ADR	47,535	4,240,597
ROBLOX Corp. Class A (a)	66,617	3,854,460
Security Description	Shares	Value
Roku, Inc. (a)	39,292	$2,920,967
Sea Ltd. ADR (a)	34,652	3,676,577
Take-Two Interactive Software, Inc. (a)	19,600	3,607,968
Tencent Music Entertainment Group ADR	350,862	3,982,284
		28,607,808
FINANCIAL SERVICES — 5.9%
Block, Inc. (a)	57,277	4,867,972
Dlocal Ltd. (a) (b)	533,692	6,009,372
Euronet Worldwide, Inc. (a)	58,227	5,988,065
Fidelity National Information Services, Inc.	68,275	5,514,572
Fiserv, Inc. (a)	29,542	6,068,518
Flywire Corp. (a)	292,099	6,023,081
Global Payments, Inc.	52,011	5,828,353
Marqeta, Inc. Class A (a)	1,429,079	5,416,209
Mastercard, Inc. Class A	20,466	10,776,782
Pagseguro Digital Ltd. Class A (a) (b)	803,390	5,029,221
Paymentus Holdings, Inc. Class A (a) (b)	184,440	6,025,655
Payoneer Global, Inc. (a)	392,829	3,944,003
PayPal Holdings, Inc. (a)	66,805	5,701,807
Paysafe Ltd. (a) (b)	922,668	15,777,623
Repay Holdings Corp. (a) (b)	724,872	5,530,773
Rocket Cos., Inc. Class A (a) (b)	1,012,033	11,395,492
Shift4 Payments, Inc. Class A (a) (b)	64,485	6,692,253
Visa, Inc. Class A	18,878	5,966,203
		122,555,954
FOOD PRODUCTS — 0.2%
Beyond Meat, Inc. (a) (b)	744,777	2,800,362
Darling Ingredients, Inc. (a)	51,574	1,737,528
		4,537,890
GROUND TRANSPORTATION — 0.9%
Avis Budget Group, Inc. (a) (b)	52,975	4,270,315
Grab Holdings Ltd. Class A (a)	1,142,196	5,391,165
Lyft, Inc. Class A (a)	363,200	4,685,280
Uber Technologies, Inc. (a)	73,444	4,430,142
		18,776,902
HEALTH CARE EQUIPMENT & SUPPLIES — 6.5%
Abbott Laboratories	54,631	6,179,312
Alphatec Holdings, Inc. (a) (b)	235,056	2,157,814
Boston Scientific Corp. (a)	71,002	6,341,899
Butterfly Network, Inc. (a)	1,553,330	4,846,390
CONMED Corp. (b)	29,242	2,001,322
Dentsply Sirona, Inc.	200,699	3,809,267
Dexcom, Inc. (a)	129,664	10,083,969
Globus Medical, Inc. Class A (a)	44,463	3,677,535
Inspire Medical Systems, Inc. (a) (b)	43,372	8,040,301
Intuitive Surgical, Inc. (a)	17,734	9,256,439
iRhythm Technologies, Inc. (a)	165,828	14,952,711

See accompanying notes to financial statements.
105

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Koninklijke Philips NV NY Reg Shrs (a) (b)	109,718	$2,778,060
Masimo Corp. (a) (b)	85,670	14,161,251
Medtronic PLC	130,160	10,397,181
Omnicell, Inc. (a)	205,416	9,145,120
Penumbra, Inc. (a)	13,324	3,164,183
PROCEPT BioRobotics Corp. (a) (b)	40,442	3,256,390
ResMed, Inc.	22,145	5,064,340
Smith & Nephew PLC ADR	81,632	2,006,515
Stryker Corp.	9,609	3,459,720
Varex Imaging Corp. (a)	612,109	8,930,670
Zimmer Biomet Holdings, Inc.	19,663	2,077,003
		135,787,392
HEALTH CARE PROVIDERS & SERVICES — 2.0%
Cigna Group	9,691	2,676,073
Concentra Group Holdings Parent, Inc.	145,768	2,883,291
CorVel Corp. (a)	23,142	2,574,779
CVS Health Corp.	56,522	2,537,273
HealthEquity, Inc. (a)	67,199	6,447,744
Hims & Hers Health, Inc. (a) (b)	236,050	5,707,689
McKesson Corp.	3,704	2,110,947
ModivCare, Inc. (a) (b)	175,111	2,073,314
OmniAb, Inc. (a) (c)	4,014	—
Pediatrix Medical Group, Inc. (a)	196,533	2,578,513
Premier, Inc. Class A (b)	128,621	2,726,765
Privia Health Group, Inc. (a) (b)	250,716	4,901,498
Quest Diagnostics, Inc.	17,706	2,671,127
UnitedHealth Group, Inc.	5,446	2,754,913
		42,643,926
HEALTH CARE TECHNOLOGY — 0.8%
Doximity, Inc. Class A (a)	53,369	2,849,371
Evolent Health, Inc. Class A (a)	246,497	2,773,091
GoodRx Holdings, Inc. Class A (a) (b)	1,222,632	5,685,239
Teladoc Health, Inc. (a)	660,048	5,999,836
		17,307,537
HOUSEHOLD DURABLES — 0.7%
Garmin Ltd.	42,190	8,702,109
iRobot Corp. (a) (b)	433,536	3,359,904
Sony Group Corp. ADR (b)	165,969	3,511,904
		15,573,917
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.7%
AES Corp.	264,163	3,399,778
Ormat Technologies, Inc. (b)	61,664	4,175,886
ReNew Energy Global PLC Class A (a) (b)	300,208	2,050,421
Sunnova Energy International, Inc. (a) (b)	385,085	1,320,842
TransAlta Corp. (b)	257,777	3,647,544
		14,594,471
Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.7%
Honeywell International, Inc.	60,140	$13,585,025
INSURANCE — 0.8%
Allstate Corp.	36,069	6,953,742
Progressive Corp.	28,683	6,872,734
Sun Life Financial, Inc. (b)	45,711	2,712,491
		16,538,967
INTERACTIVE MEDIA & SERVICES — 4.1%
Alphabet, Inc. Class C	47,639	9,072,371
Baidu, Inc. ADR (a) (b)	86,981	7,333,368
Bilibili, Inc. ADR (a) (b)	179,989	3,259,601
Bumble, Inc. Class A (a) (b)	550,293	4,479,385
Grindr, Inc. (a)	277,884	4,957,451
Hello Group, Inc. ADR	532,336	4,104,311
JOYY, Inc. ADR (a)	118,864	4,974,458
Match Group, Inc. (a)	115,603	3,781,374
Meta Platforms, Inc. Class A	16,378	9,589,483
Rumble, Inc. (a) (b)	633,051	8,235,993
Snap, Inc. Class A (a) (b)	910,523	9,806,333
Trump Media & Technology Group Corp. (a)	102,125	3,482,462
Vimeo, Inc. (a)	557,799	3,569,914
Weibo Corp. ADR (b)	430,741	4,113,576
Ziff Davis, Inc. (a)	71,906	3,907,372
		84,667,452
IT SERVICES — 1.6%
Akamai Technologies, Inc. (a)	32,467	3,105,469
Cloudflare, Inc. Class A (a)	34,056	3,667,150
Core Scientific, Inc. (a)	543,829	7,640,798
Okta, Inc. (a)	43,078	3,394,546
Shopify, Inc. Class A (a)	55,349	5,885,259
Twilio, Inc. Class A (a)	92,914	10,042,145
		33,735,367
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Agilent Technologies, Inc.	16,201	2,176,442
Azenta, Inc. (a) (b)	8,554	427,700
Bio-Techne Corp.	7,019	505,579
Bruker Corp.	305,816	17,926,934
Charles River Laboratories International, Inc. (a)	13,484	2,489,146
Danaher Corp.	8,124	1,864,864
Maravai LifeSciences Holdings, Inc. Class A (a) (b)	101,107	551,033
Mettler-Toledo International, Inc. (a)	1,742	2,131,651
Revvity, Inc.	18,854	2,104,295
Stevanato Group SpA (b)	250,538	5,459,223
Thermo Fisher Scientific, Inc.	2,972	1,546,124
		37,182,991
MACHINERY — 3.4%
3D Systems Corp. (a) (b)	3,174,472	10,412,268
AGCO Corp. (b)	32,648	3,051,935
Allison Transmission Holdings, Inc.	6,113	660,571

See accompanying notes to financial statements.
106

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Barnes Group, Inc.	44,305	$2,093,854
Blue Bird Corp. (a) (b)	11,716	452,589
Chart Industries, Inc. (a) (b)	11,763	2,244,851
CNH Industrial NV	187,075	2,119,560
Cummins, Inc.	4,054	1,413,224
Deere & Co.	13,003	5,509,371
Dover Corp.	16,945	3,178,882
Energy Recovery, Inc. (a)	139,940	2,057,118
ESCO Technologies, Inc.	53,536	7,131,530
John Bean Technologies Corp. (b)	30,592	3,888,243
Lincoln Electric Holdings, Inc.	10,736	2,012,678
Lindsay Corp.	23,722	2,806,550
Mueller Water Products, Inc. Class A	129,200	2,907,000
PACCAR, Inc.	4,346	452,071
Pentair PLC	29,833	3,002,393
Proto Labs, Inc. (a)	158,107	6,180,403
REV Group, Inc. (b)	15,502	494,049
Standex International Corp.	24,035	4,494,305
Symbotic, Inc. (a) (b)	92,555	2,194,479
Xylem, Inc.	25,432	2,950,621
		71,708,545
METALS & MINING — 0.8%
ArcelorMittal SA NY Reg Shrs (b)	19,083	441,390
ATI, Inc. (a)	69,734	3,838,159
Carpenter Technology Corp.	36,661	6,221,738
Kaiser Aluminum Corp.	49,576	3,483,706
POSCO Holdings, Inc. ADR (b)	62,572	2,713,122
		16,698,115
OIL, GAS & CONSUMABLE FUELS — 0.4%
BP PLC ADR	63,698	1,882,913
Eni SpA ADR (b)	69,321	1,896,622
Shell PLC ADR (b)	29,171	1,827,563
Suncor Energy, Inc.	52,407	1,869,882
		7,476,980
PHARMACEUTICALS — 0.5%
Bristol-Myers Squibb Co.	6,241	352,991
Dr. Reddy's Laboratories Ltd. ADR (b)	185,680	2,931,887
Liquidia Corp. (a) (b)	287,473	3,380,683
Novartis AG ADR (b)	3,574	347,786
Sanofi SA ADR	7,296	351,886
WaVe Life Sciences Ltd. (a)	32,821	405,996
Zoetis, Inc.	16,480	2,685,086
		10,456,315
PROFESSIONAL SERVICES — 3.1%
CACI International, Inc. Class A (a)	15,604	6,304,952
ExlService Holdings, Inc. (a)	61,485	2,728,704
KBR, Inc.	72,886	4,222,286
Leidos Holdings, Inc.	118,128	17,017,520
NV5 Global, Inc. (a)	82,599	1,556,165
Parsons Corp. (a)	234,528	21,635,208
Security Description	Shares	Value
Planet Labs PBC (a)	2,989,683	$12,078,320
		65,543,155
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.4%
Advanced Micro Devices, Inc. (a)	24,896	3,007,188
Allegro MicroSystems, Inc. (a)	91,085	1,991,118
Ambarella, Inc. (a)	204,661	14,887,041
Analog Devices, Inc.	22,105	4,696,428
Applied Materials, Inc.	22,617	3,678,203
Broadcom, Inc.	17,858	4,140,199
Canadian Solar, Inc. (a) (b)	89,407	994,206
Daqo New Energy Corp. ADR (a) (b)	61,258	1,190,855
Enphase Energy, Inc. (a)	22,375	1,536,715
First Solar, Inc. (a)	5,365	945,528
indie Semiconductor, Inc. Class A (a) (b)	673,263	2,726,715
Intel Corp.	64,788	1,298,999
JinkoSolar Holding Co. Ltd. ADR (b)	39,577	985,467
KLA Corp.	8,689	5,475,113
Micron Technology, Inc.	32,368	2,724,091
NVIDIA Corp.	36,085	4,845,855
NXP Semiconductors NV	25,308	5,260,268
ON Semiconductor Corp. (a)	107,049	6,749,439
QUALCOMM, Inc.	11,689	1,795,664
Silicon Laboratories, Inc. (a)	37,701	4,683,218
SolarEdge Technologies, Inc. (a) (b)	143,771	1,955,286
STMicroelectronics NV NY Reg Shrs	147,089	3,672,812
Synaptics, Inc. (a)	43,860	3,347,395
Teradyne, Inc.	31,891	4,015,715
Tower Semiconductor Ltd. (a)	73,982	3,810,813
Ultra Clean Holdings, Inc. (a)	59,894	2,153,189
		92,567,520
SOFTWARE — 15.2%
A10 Networks, Inc.	218,001	4,011,218
ACI Worldwide, Inc. (a)	109,639	5,691,360
Adobe, Inc. (a)	12,044	5,355,726
Agilysys, Inc. (a)	33,198	4,372,509
Alarm.com Holdings, Inc. (a)	83,897	5,100,938
ANSYS, Inc. (a)	17,838	6,017,293
Asana, Inc. Class A (a)	411,436	8,339,808
Aspen Technology, Inc. (a)	29,790	7,436,478
Atlassian Corp. Class A (a)	38,540	9,379,865
Aurora Innovation, Inc. (a) (b)	311,532	1,962,652
Autodesk, Inc. (a)	16,908	4,997,498
Bill Holdings, Inc. (a)	47,085	3,988,570
Bit Digital, Inc. (a) (b)	2,033,185	5,957,232
Bitfarms Ltd. (a) (b)	3,700,476	5,513,709
Blackbaud, Inc. (a)	81,909	6,054,713
BlackBerry Ltd. (a) (b)	1,460,591	5,521,034
Box, Inc. Class A (a)	293,814	9,284,522

See accompanying notes to financial statements.
107

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Check Point Software Technologies Ltd. (a)	20,166	$3,764,992
Cipher Mining, Inc. (a) (b)	1,233,518	5,723,524
Cleanspark, Inc. (a) (b)	629,283	5,795,696
Crowdstrike Holdings, Inc. Class A (a)	10,764	3,683,010
CyberArk Software Ltd. (a)	12,247	4,080,088
Datadog, Inc. Class A (a)	27,550	3,936,620
Dropbox, Inc. Class A (a)	299,167	8,986,977
Fortinet, Inc. (a)	43,346	4,095,330
Gen Digital, Inc.	127,903	3,501,984
Hive Digital Technologies Ltd. (a) (b)	1,898,587	5,410,973
Hut 8 Corp. (a) (b)	329,378	6,748,955
IREN Ltd. (a) (b)	757,505	7,438,699
Lightspeed Commerce, Inc. (a) (b)	257,974	3,928,944
MARA Holdings, Inc. (a) (b)	471,381	7,905,059
Microsoft Corp.	21,941	9,248,132
Monday.com Ltd. (a)	29,437	6,930,647
N-able, Inc. (a)	286,272	2,673,780
OneSpan, Inc. (a)	585,098	10,847,717
Palo Alto Networks, Inc. (a)	18,302	3,330,232
PTC, Inc. (a)	80,997	14,892,918
Q2 Holdings, Inc. (a)	159,612	16,064,948
Qualys, Inc. (a)	22,689	3,181,452
Rapid7, Inc. (a)	89,235	3,589,924
RingCentral, Inc. Class A (a)	217,489	7,614,290
Riot Platforms, Inc. (a) (b)	695,875	7,104,884
Roper Technologies, Inc.	3,656	1,900,572
Rubrik, Inc. Class A (a)	60,295	3,940,881
SentinelOne, Inc. Class A (a)	156,795	3,480,849
Smartsheet, Inc. Class A (a)	161,455	9,046,324
Tenable Holdings, Inc. (a)	84,569	3,330,327
Unity Software, Inc. (a) (b)	273,937	6,155,364
Varonis Systems, Inc. (a) (b)	70,517	3,133,070
Weave Communications, Inc. (a)	261,132	4,157,221
Workiva, Inc. (a)	96,106	10,523,607
Zoom Communications, Inc. (a)	108,593	8,862,275
Zscaler, Inc. (a)	18,626	3,360,317
		317,355,707
SPECIALTY RETAIL — 0.1%
EVgo, Inc. (a)	462,016	1,871,165
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.5%
Apple, Inc.	56,769	14,216,093
Canaan, Inc. ADR (a) (b)	3,982,045	8,163,192
CompoSecure, Inc. Class A (b)	256,219	3,927,837
Eastman Kodak Co. (a) (b)	793,175	5,211,160
HP, Inc.	175,254	5,718,538
Immersion Corp. (b)	925,229	8,077,249
Xerox Holdings Corp. (b)	731,845	6,169,454
		51,483,523
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	26,304	$6,299,019
Core & Main, Inc. Class A (a)	38,367	1,953,264
		8,252,283
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Rogers Communications, Inc. Class B (b)	96,747	2,973,035
SK Telecom Co. Ltd. ADR	191,615	4,031,580
		7,004,615
TOTAL COMMON STOCKS (Cost $1,875,236,194)		2,083,431,177
SHORT-TERM INVESTMENTS — 8.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (d) (e)	2,151,571	2,151,571
State Street Navigator Securities Lending Portfolio II (f) (g)	180,667,124	180,667,124
TOTAL SHORT-TERM INVESTMENTS (Cost $182,818,695)		182,818,695
TOTAL INVESTMENTS — 108.6% (Cost $2,058,054,889)		2,266,249,872
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.6)%		(179,570,183)
NET ASSETS — 100.0%		$2,086,679,689
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to financial statements.
108

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,083,431,177	$—	$0(a)	$2,083,431,177
Short-Term Investments	182,818,695	—	—	182,818,695
TOTAL INVESTMENTS	$2,266,249,872	$—	$0	$2,266,249,872
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2024.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,052,375	$3,053,291	$3,898,196	$6,951,487	$231	$(231)	—	$—	$22,792
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	23,978,452	21,826,881	—	—	2,151,571	2,151,571	40,861
State Street Navigator Securities Lending Portfolio II	118,034,139	118,034,139	554,085,129	491,452,144	—	—	180,667,124	180,667,124	2,138,413
Total		$121,087,430	$581,961,777	$520,230,512	$231	$(231)		$182,818,695	$2,202,066
See accompanying notes to financial statements.
109

SPDR SERIES TRUST
SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 6.1%
EHang Holdings Ltd. ADR (a)	27,563	$433,979
Embraer SA ADR (a)	7,325	268,681
HEICO Corp.	1,080	256,759
Huntington Ingalls Industries, Inc.	1,448	273,629
Textron, Inc.	3,399	259,990
		1,493,038
AIRLINES — 0.6%
Blade Air Mobility, Inc. (a)	35,292	149,991
AUTO COMPONENTS — 17.4%
American Axle & Manufacturing Holdings, Inc. (a)	61,364	357,752
Aptiv PLC (a)	7,171	433,702
BorgWarner, Inc.	12,033	382,529
Dana, Inc.	32,478	375,446
Garrett Motion, Inc. (a) (b)	43,859	396,047
Gentherm, Inc. (a)	9,691	386,913
Hesai Group ADR (a) (b)	37,045	511,962
Lear Corp.	2,723	257,868
Mobileye Global, Inc. Class A (a)	24,782	493,657
Modine Manufacturing Co. (a)	2,123	246,119
Visteon Corp. (a)	4,523	401,281
		4,243,276
AUTOMOBILES — 20.0%
Ford Motor Co.	26,816	265,478
General Motors Co.	8,114	432,233
Honda Motor Co. Ltd. ADR	16,209	462,767
Li Auto, Inc. ADR (a)	18,514	444,151
Lucid Group, Inc. (a)	173,816	524,924
NIO, Inc. ADR (a)	90,421	394,236
Polestar Automotive Holding U.K. PLC Class A ADR (a) (b)	394,619	414,350
Rivian Automotive, Inc. Class A (a) (b)	30,689	408,164
Stellantis NV (b)	20,185	263,414
Tesla, Inc. (a)	994	401,417
Toyota Motor Corp. ADR (b)	1,557	303,008
Vinfast Auto Ltd. (a) (b)	44,385	178,871
XPeng, Inc. ADR (a)	33,016	390,249
		4,883,262
BANKS — 1.0%
Itau Unibanco Holding SA ADR	50,207	249,027
CHEMICALS — 1.5%
Aspen Aerogels, Inc. (a)	31,000	368,280
COMMUNICATIONS EQUIPMENT — 1.5%
Ituran Location & Control Ltd.	3,679	114,601
Lumentum Holdings, Inc. (a)	3,144	263,939
		378,540
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
Iridium Communications, Inc.	9,155	265,678
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 5.3%
Ballard Power Systems, Inc. (a) (b)	204,036	$338,700
Blink Charging Co. (a) (b)	251,319	349,334
Plug Power, Inc. (a) (b)	168,916	359,791
Sensata Technologies Holding PLC	9,123	249,970
		1,297,795
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 9.6%
Ouster, Inc. (a)	44,115	539,085
PAR Technology Corp. (a)	3,571	259,505
Powerfleet, Inc. NJ (a)	40,693	271,015
Red Cat Holdings, Inc. (a) (b)	57,947	744,619
Trimble, Inc. (a)	3,774	266,671
Vontier Corp.	7,128	259,958
		2,340,853
GROUND TRANSPORTATION — 5.6%
Avis Budget Group, Inc. (a)	4,258	343,237
Grab Holdings Ltd. Class A (a)	51,695	244,000
Lyft, Inc. Class A (a)	27,381	353,215
Uber Technologies, Inc. (a)	6,902	416,329
		1,356,781
INTERACTIVE MEDIA & SERVICES — 1.1%
Baidu, Inc. ADR (a)	3,103	261,614
MACHINERY — 7.5%
Allison Transmission Holdings, Inc.	3,690	398,741
Blue Bird Corp. (a) (b)	6,751	260,791
Cummins, Inc.	1,141	397,753
Hyster-Yale, Inc.	5,032	256,280
PACCAR, Inc.	2,410	250,688
REV Group, Inc.	8,286	264,075
		1,828,328
METALS & MINING — 1.0%
ArcelorMittal SA NY Reg Shrs	10,803	249,873
OIL, GAS & CONSUMABLE FUELS — 1.1%
Eni SpA ADR	9,941	271,986
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.9%
Allegro MicroSystems, Inc. (a)	19,229	420,346
Ambarella, Inc. (a)	5,840	424,801
Enphase Energy, Inc. (a)	3,736	256,588
indie Semiconductor, Inc. Class A (a) (b)	93,621	379,165
Intel Corp.	13,782	276,329
NVIDIA Corp.	3,031	407,033
NXP Semiconductors NV	1,261	262,099
ON Semiconductor Corp. (a)	6,212	391,667
QUALCOMM, Inc.	2,642	405,864
SolarEdge Technologies, Inc. (a) (b)	19,245	261,732
STMicroelectronics NV NY Reg Shrs	16,079	401,493
		3,887,117

See accompanying notes to financial statements.
110

SPDR SERIES TRUST
SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
SOFTWARE — 3.5%
ANSYS, Inc. (a)	1,228	$414,241
Aurora Innovation, Inc. (a)	57,295	360,959
Karooooo Ltd.	2,005	90,526
		865,726
TOTAL COMMON STOCKS (Cost $39,573,640)		24,391,165
SHORT-TERM INVESTMENTS — 8.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	22,655	22,655
State Street Navigator Securities Lending Portfolio II (e) (f)	1,988,112	1,988,112
TOTAL SHORT-TERM INVESTMENTS (Cost $2,010,767)		2,010,767
TOTAL INVESTMENTS — 108.0% (Cost $41,584,407)		26,401,932
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.0)%		(1,965,027)
NET ASSETS — 100.0%		$24,436,905

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$24,391,165	$—	$—	$24,391,165
Short-Term Investments	2,010,767	—	—	2,010,767
TOTAL INVESTMENTS	$26,401,932	$—	$—	$26,401,932

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	29,310	$29,319	$312,792	$342,111	$—	$—	—	$—	$435
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	845,754	823,099	—	—	22,655	22,655	1,058
State Street Navigator Securities Lending Portfolio II	4,321,780	4,321,780	15,378,165	17,711,833	—	—	1,988,112	1,988,112	119,217
Total		$4,351,099	$16,536,711	$18,877,043	$—	$—		$2,010,767	$120,710
See accompanying notes to financial statements.
111

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.2%
Triumph Group, Inc. (a)	634	$11,830
AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp. (a)	170	5,482
Hub Group, Inc. Class A	507	22,592
		28,074
AIRLINES — 1.4%
Alaska Air Group, Inc. (a)	1,062	68,764
Allegiant Travel Co.	120	11,294
JetBlue Airways Corp. (a)	2,503	19,674
		99,732
AUTO COMPONENTS — 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	955	5,568
Dana, Inc.	1,081	12,496
Dorman Products, Inc. (a)	227	29,408
Gentherm, Inc. (a)	259	10,341
LCI Industries	211	21,815
Standard Motor Products, Inc.	174	5,390
		85,018
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	238	11,372
BANKS — 10.8%
Ameris Bancorp	537	33,600
Atlantic Union Bankshares Corp.	747	28,296
Banc of California, Inc.	1,159	17,918
BancFirst Corp.	165	19,335
Bancorp, Inc. (a)	400	21,052
Bank of Hawaii Corp.	332	23,652
BankUnited, Inc.	622	23,742
Banner Corp.	289	19,297
Berkshire Hills Bancorp, Inc.	358	10,178
Cathay General Bancorp	590	28,090
Central Pacific Financial Corp.	234	6,798
City Holding Co.	124	14,692
Community Financial System, Inc.	440	27,139
Customers Bancorp, Inc. (a)	243	11,829
Dime Community Bancshares, Inc.	317	9,743
Eagle Bancorp, Inc.	260	6,768
FB Financial Corp.	289	14,886
First BanCorp	1,358	25,245
First Commonwealth Financial Corp.	839	14,196
First Financial Bancorp	800	21,504
First Hawaiian, Inc.	1,059	27,481
Fulton Financial Corp.	1,521	29,325
Hanmi Financial Corp.	241	5,692
Heritage Financial Corp.	277	6,787
Hilltop Holdings, Inc.	380	10,879
Hope Bancorp, Inc.	1,021	12,548
Independent Bank Corp.	356	22,852
Independent Bank Group, Inc.	304	18,444
Lakeland Financial Corp.	215	14,783
Security Description	Shares	Value
National Bank Holdings Corp. Class A	319	$13,736
OFG Bancorp	381	16,124
Pacific Premier Bancorp, Inc.	808	20,135
Pathward Financial, Inc.	207	15,231
Preferred Bank	106	9,156
Provident Financial Services, Inc.	1,093	20,625
Renasant Corp.	526	18,804
S&T Bancorp, Inc.	316	12,078
Seacoast Banking Corp. of Florida	702	19,326
Simmons First National Corp. Class A	1,050	23,289
Southside Bancshares, Inc.	246	7,813
Tompkins Financial Corp.	107	7,258
Triumph Financial, Inc. (a)	181	16,449
TrustCo Bank Corp.	152	5,063
United Community Banks, Inc.	992	32,052
		763,890
BEVERAGES — 0.1%
MGP Ingredients, Inc.	117	4,606
BIOTECHNOLOGY — 1.9%
Alkermes PLC (a)	1,350	38,826
Arcus Biosciences, Inc. (a)	452	6,730
Catalyst Pharmaceuticals, Inc. (a)	936	19,534
Dynavax Technologies Corp. (a)	1,009	12,885
Ironwood Pharmaceuticals, Inc. (a)	1,139	5,046
Myriad Genetics, Inc. (a)	762	10,447
Vericel Corp. (a)	415	22,788
Vir Biotechnology, Inc. (a)	783	5,747
Xencor, Inc. (a)	581	13,352
		135,355
BROADLINE RETAIL — 0.2%
Kohl's Corp.	933	13,099
BUILDING PRODUCTS — 2.7%
American Woodmark Corp. (a)	130	10,339
Apogee Enterprises, Inc.	180	12,854
Armstrong World Industries, Inc.	363	51,303
AZZ, Inc.	250	20,480
Gibraltar Industries, Inc. (a)	256	15,079
Griffon Corp.	331	23,590
Hayward Holdings, Inc. (a)	1,194	18,256
Quanex Building Products Corp.	388	9,405
Resideo Technologies, Inc. (a)	1,226	28,259
		189,565
CAPITAL MARKETS — 2.2%
Artisan Partners Asset Management, Inc. Class A	583	25,098
Donnelley Financial Solutions, Inc. (a)	221	13,863
Piper Sandler Cos.	132	39,594
PJT Partners, Inc. Class A	198	31,246
StoneX Group, Inc. (a)	237	23,219
Virtus Investment Partners, Inc.	55	12,132
WisdomTree, Inc.	975	10,238
		155,390

See accompanying notes to financial statements.
112

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 2.8%
AdvanSix, Inc.	215	$6,125
Balchem Corp.	273	44,498
HB Fuller Co.	454	30,636
Ingevity Corp. (a)	300	12,225
Innospec, Inc.	208	22,892
Koppers Holdings, Inc.	172	5,573
Minerals Technologies, Inc.	267	20,348
Quaker Chemical Corp.	114	16,047
Sensient Technologies Corp.	355	25,297
Stepan Co.	175	11,323
		194,964
COMMERCIAL SERVICES & SUPPLIES — 2.3%
ABM Industries, Inc.	523	26,767
Brady Corp. Class A	372	27,472
Enviri Corp. (a)	636	4,897
GEO Group, Inc. (a)	1,131	31,645
HNI Corp.	395	19,896
Interface, Inc.	482	11,737
Matthews International Corp. Class A	251	6,948
MillerKnoll, Inc.	576	13,012
Pitney Bowes, Inc.	1,339	9,694
Viad Corp. (a)	182	7,737
		159,805
COMMUNICATIONS EQUIPMENT — 0.9%
Extreme Networks, Inc. (a)	1,096	18,347
Harmonic, Inc. (a)	964	12,754
NetScout Systems, Inc. (a)	588	12,736
Viavi Solutions, Inc. (a)	1,867	18,857
		62,694
CONSTRUCTION & ENGINEERING — 1.9%
Arcosa, Inc.	407	39,373
Dycom Industries, Inc. (a)	243	42,297
Granite Construction, Inc.	365	32,014
MYR Group, Inc. (a)	134	19,935
		133,619
CONSUMER FINANCE — 1.0%
Bread Financial Holdings, Inc.	416	25,401
Encore Capital Group, Inc. (a)	194	9,267
Green Dot Corp. Class A (a)	443	4,714
Navient Corp.	650	8,639
PRA Group, Inc. (a)	323	6,747
PROG Holdings, Inc.	347	14,664
World Acceptance Corp. (a)	27	3,036
		72,468
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
Andersons, Inc.	268	10,859
PriceSmart, Inc.	210	19,356
SpartanNash Co.	276	5,056
United Natural Foods, Inc. (a)	496	13,546
		48,817
Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.8%
O-I Glass, Inc. (a)	1,311	$14,211
Sealed Air Corp.	1,216	41,138
		55,349
DIVERSIFIED CONSUMER SERVICES — 1.7%
Adtalem Global Education, Inc. (a)	313	28,436
Frontdoor, Inc. (a)	633	34,606
Strategic Education, Inc.	205	19,151
Stride, Inc. (a)	355	36,895
		119,088
DIVERSIFIED REITs — 0.3%
Alexander & Baldwin, Inc. REIT	595	10,555
American Assets Trust, Inc. REIT	403	10,583
		21,138
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Lumen Technologies, Inc. (a)	8,469	44,970
Shenandoah Telecommunications Co.	365	4,603
		49,573
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.7%
Advanced Energy Industries, Inc.	313	36,192
Arlo Technologies, Inc. (a)	850	9,512
Badger Meter, Inc.	245	51,969
Benchmark Electronics, Inc.	305	13,847
Insight Enterprises, Inc. (a)	228	34,679
Itron, Inc. (a)	375	40,717
Knowles Corp. (a)	726	14,469
Plexus Corp. (a)	227	35,521
Rogers Corp. (a)	141	14,327
ScanSource, Inc. (a)	186	8,826
		260,059
ENERGY EQUIPMENT & SERVICES — 1.7%
Archrock, Inc.	1,453	36,165
Bristow Group, Inc. (a)	201	6,894
Core Laboratories, Inc.	385	6,664
Helix Energy Solutions Group, Inc. (a)	1,220	11,370
Helmerich & Payne, Inc.	826	26,449
Innovex International, Inc. (a)	310	4,331
Nabors Industries Ltd. (a)	71	4,059
Patterson-UTI Energy, Inc.	2,991	24,706
		120,638
FINANCIAL SERVICES — 3.7%
EVERTEC, Inc.	537	18,543
HA Sustainable Infrastructure Capital, Inc.	985	26,428
Jackson Financial, Inc. Class A	616	53,641
Mr. Cooper Group, Inc. (a)	534	51,269
NMI Holdings, Inc. (a)	666	24,482
Payoneer Global, Inc. (a)	2,124	21,325
Radian Group, Inc.	1,243	39,428
Walker & Dunlop, Inc.	271	26,344
		261,460

See accompanying notes to financial statements.
113

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
FOOD PRODUCTS — 1.5%
B&G Foods, Inc.	627	$4,320
Cal-Maine Foods, Inc.	339	34,890
Fresh Del Monte Produce, Inc.	288	9,565
Hain Celestial Group, Inc. (a)	772	4,748
John B Sanfilippo & Son, Inc.	77	6,707
Simply Good Foods Co. (a)	762	29,703
TreeHouse Foods, Inc. (a)	386	13,560
		103,493
GAS UTILITIES — 0.2%
Northwest Natural Holding Co.	326	12,897
GROUND TRANSPORTATION — 0.3%
ArcBest Corp.	195	18,197
HEALTH CARE EQUIPMENT & SUPPLIES — 4.1%
Artivion, Inc. (a)	320	9,149
Avanos Medical, Inc. (a)	369	5,874
CONMED Corp.	258	17,658
Embecta Corp.	481	9,933
Glaukos Corp. (a)	459	68,822
ICU Medical, Inc. (a)	203	31,500
Integer Holdings Corp. (a)	279	36,973
Merit Medical Systems, Inc. (a)	486	47,006
Omnicell, Inc. (a)	387	17,229
STAAR Surgical Co. (a)	415	10,080
Tandem Diabetes Care, Inc. (a)	548	19,739
UFP Technologies, Inc. (a)	61	14,915
		288,878
HEALTH CARE PROVIDERS & SERVICES — 1.6%
Addus HomeCare Corp. (a)	150	18,803
AMN Healthcare Services, Inc. (a)	320	7,654
Fulgent Genetics, Inc. (a)	161	2,974
OmniAb, Inc. (a) (b)	52	—
Owens & Minor, Inc. (a)	604	7,894
Patterson Cos., Inc.	644	19,874
Pediatrix Medical Group, Inc. (a)	708	9,289
Premier, Inc. Class A	810	17,172
Select Medical Holdings Corp.	877	16,531
U.S. Physical Therapy, Inc.	124	11,000
		111,191
HEALTH CARE REITs — 0.8%
CareTrust REIT, Inc.	1,556	42,090
LTC Properties, Inc. REIT	373	12,887
		54,977
HEALTH CARE TECHNOLOGY — 0.3%
Certara, Inc. (a)	931	9,915
Schrodinger, Inc. (a)	449	8,661
		18,576
HOTEL & RESORT REITs — 1.4%
Apple Hospitality REIT, Inc.	1,892	29,042
DiamondRock Hospitality Co. REIT	1,764	15,929
Pebblebrook Hotel Trust REIT	987	13,374
Summit Hotel Properties, Inc. REIT	859	5,884
Security Description	Shares	Value
Sunstone Hotel Investors, Inc. REIT	1,695	$20,069
Xenia Hotels & Resorts, Inc. REIT	870	12,928
		97,226
HOTELS, RESTAURANTS & LEISURE — 2.6%
BJ's Restaurants, Inc. (a)	190	6,676
Brinker International, Inc. (a)	371	49,080
Cheesecake Factory, Inc.	394	18,691
Cracker Barrel Old Country Store, Inc.	189	9,990
Jack in the Box, Inc.	156	6,496
Papa John's International, Inc.	267	10,966
Shake Shack, Inc. Class A (a)	334	43,353
Six Flags Entertainment Corp.	777	37,444
		182,696
HOUSEHOLD DURABLES — 3.7%
Cavco Industries, Inc. (a)	68	30,344
Century Communities, Inc.	229	16,799
Installed Building Products, Inc.	194	33,998
La-Z-Boy, Inc.	354	15,424
M/I Homes, Inc. (a)	228	30,313
Meritage Homes Corp.	302	46,454
Newell Brands, Inc.	3,473	34,591
Sonos, Inc. (a)	1,009	15,175
Tri Pointe Homes, Inc. (a)	779	28,247
Worthington Enterprises, Inc.	257	10,308
		261,653
HOUSEHOLD PRODUCTS — 0.9%
Central Garden & Pet Co. (a)	76	2,949
Central Garden & Pet Co. Class A (a)	437	14,443
Energizer Holdings, Inc.	543	18,945
WD-40 Co.	113	27,423
		63,760
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Clearway Energy, Inc. Class A	294	7,188
Clearway Energy, Inc. Class C	688	17,888
		25,076
INDUSTRIAL REITs — 0.3%
LXP Industrial Trust REIT	2,458	19,959
INSURANCE — 3.1%
Ambac Financial Group, Inc. (a)	405	5,123
AMERISAFE, Inc.	163	8,401
Assured Guaranty Ltd.	400	36,004
Employers Holdings, Inc.	204	10,451
Genworth Financial, Inc. (a)	3,559	24,878
Horace Mann Educators Corp.	336	13,181
Lincoln National Corp.	1,421	45,060
Palomar Holdings, Inc. (a)	219	23,124
ProAssurance Corp. (a)	443	7,048
Safety Insurance Group, Inc.	122	10,053
Stewart Information Services Corp.	233	15,725
Trupanion, Inc. (a)	276	13,303

See accompanying notes to financial statements.
114

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
United Fire Group, Inc.	169	$4,808
		217,159
INTERACTIVE MEDIA & SERVICES — 1.1%
Cargurus, Inc. (a)	732	26,747
Cars.com, Inc. (a)	508	8,804
QuinStreet, Inc. (a)	459	10,589
TripAdvisor, Inc. (a)	924	13,648
Yelp, Inc. (a)	553	21,401
		81,189
IT SERVICES — 0.4%
DXC Technology Co. (a)	1,507	30,110
MACHINERY — 5.0%
Alamo Group, Inc.	86	15,988
Barnes Group, Inc.	382	18,053
Enerpac Tool Group Corp.	456	18,737
Enpro, Inc.	176	30,351
Federal Signal Corp.	510	47,119
Franklin Electric Co., Inc.	327	31,866
Greenbrier Cos., Inc.	262	15,979
Hillenbrand, Inc.	583	17,945
John Bean Technologies Corp.	266	33,809
Kennametal, Inc.	645	15,493
Lindsay Corp.	91	10,766
SPX Technologies, Inc. (a)	386	56,171
Tennant Co.	156	12,719
Trinity Industries, Inc.	687	24,114
Wabash National Corp.	360	6,167
		355,277
MARINE — 0.5%
Matson, Inc.	277	37,351
MEDIA — 0.3%
John Wiley & Sons, Inc. Class A	340	14,862
Thryv Holdings, Inc. (a)	334	4,943
		19,805
METALS & MINING — 1.3%
ATI, Inc. (a)	1,186	65,277
Century Aluminum Co. (a)	443	8,072
Kaiser Aluminum Corp.	131	9,205
Metallus, Inc. (a)	323	4,564
SunCoke Energy, Inc.	718	7,683
		94,801
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.8%
Blackstone Mortgage Trust, Inc. Class A REIT	1,452	25,279
Franklin BSP Realty Trust, Inc. REIT	700	8,778
PennyMac Mortgage Investment Trust REIT	712	8,964
Redwood Trust, Inc. REIT	1,095	7,150
Two Harbors Investment Corp. REIT	849	10,044
		60,215
Security Description	Shares	Value
MULTI-UTILITIES — 0.1%
Unitil Corp.	138	$7,478
OFFICE REITs — 1.7%
Brandywine Realty Trust REIT	1,482	8,299
Douglas Emmett, Inc. REIT	1,398	25,947
Easterly Government Properties, Inc. REIT	806	9,156
Highwoods Properties, Inc. REIT	886	27,094
JBG SMITH Properties REIT	718	11,036
SL Green Realty Corp. REIT	589	40,005
		121,537
OIL, GAS & CONSUMABLE FUELS — 2.4%
California Resources Corp.	595	30,875
Comstock Resources, Inc. (a)	766	13,957
Dorian LPG Ltd.	295	7,189
Green Plains, Inc. (a)	530	5,024
Magnolia Oil & Gas Corp. Class A	1,572	36,753
Par Pacific Holdings, Inc. (a)	468	7,671
SM Energy Co.	954	36,977
Talos Energy, Inc. (a)	1,049	10,186
Vital Energy, Inc. (a)	226	6,988
World Kinect Corp.	497	13,672
		169,292
PERSONAL CARE PRODUCTS — 0.2%
Edgewell Personal Care Co.	407	13,675
USANA Health Sciences, Inc. (a)	88	3,159
		16,834
PAPER & FOREST PRODUCTS — 0.3%
Sylvamo Corp.	286	22,600
PHARMACEUTICALS — 1.7%
Amphastar Pharmaceuticals, Inc. (a)	319	11,844
Collegium Pharmaceutical, Inc. (a)	268	7,678
Harmony Biosciences Holdings, Inc. (a)	316	10,874
Ligand Pharmaceuticals, Inc. (a)	158	16,930
Organon & Co.	2,140	31,929
Pacira BioSciences, Inc. (a)	391	7,366
Phibro Animal Health Corp. Class A	162	3,402
Prestige Consumer Healthcare, Inc. (a)	412	32,173
		122,196
PROFESSIONAL SERVICES — 1.3%
CSG Systems International, Inc.	232	11,858
Heidrick & Struggles International, Inc.	174	7,710
Korn Ferry	434	29,273
NV5 Global, Inc. (a)	448	8,440
Verra Mobility Corp. (a)	1,372	33,175
		90,456
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Cushman & Wakefield PLC (a)	1,908	24,957
Kennedy-Wilson Holdings, Inc.	1,002	10,010
Marcus & Millichap, Inc.	197	7,537
		42,504
RESIDENTIAL REITs — 0.4%
Centerspace REIT	136	8,996

See accompanying notes to financial statements.
115

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Elme Communities REIT	722	$11,025
Veris Residential, Inc. REIT	662	11,009
		31,030
RETAIL REITs — 2.6%
Acadia Realty Trust REIT	990	23,918
Macerich Co. REIT	2,045	40,736
Phillips Edison & Co., Inc. REIT	1,033	38,696
Retail Opportunity Investments Corp. REIT	1,073	18,627
SITE Centers Corp. REIT	395	6,040
Tanger, Inc. REIT	911	31,093
Urban Edge Properties REIT	1,018	21,887
Whitestone REIT	373	5,286
		186,283
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Axcelis Technologies, Inc. (a)	271	18,935
Cohu, Inc. (a)	388	10,360
Diodes, Inc. (a)	387	23,866
FormFactor, Inc. (a)	645	28,380
Kulicke & Soffa Industries, Inc.	454	21,184
Penguin Solutions, Inc. (a)	436	8,367
Semtech Corp. (a)	705	43,604
SiTime Corp. (a)	157	33,681
SolarEdge Technologies, Inc. (a)	472	6,419
Veeco Instruments, Inc. (a)	477	12,783
		207,579
SOFTWARE — 4.4%
ACI Worldwide, Inc. (a)	874	45,369
Agilysys, Inc. (a)	187	24,630
BlackLine, Inc. (a)	430	26,127
Box, Inc. Class A (a)	1,196	37,794
DoubleVerify Holdings, Inc. (a)	1,169	22,456
InterDigital, Inc.	211	40,875
LiveRamp Holdings, Inc. (a)	546	16,582
NCR Voyix Corp. (a)	1,235	17,092
Progress Software Corp.	358	23,324
SPS Commerce, Inc. (a)	313	57,589
		311,838
SPECIALIZED REITs — 0.3%
Safehold, Inc. REIT	371	6,856
Uniti Group, Inc. REIT	2,004	11,022
		17,878
SPECIALTY RETAIL — 2.7%
Advance Auto Parts, Inc.	500	23,645
American Eagle Outfitters, Inc.	1,459	24,322
Caleres, Inc.	290	6,716
Foot Locker, Inc. (a)	691	15,036
Group 1 Automotive, Inc.	108	45,520
Guess?, Inc.	246	3,459
Leslie's, Inc. (a)	1,472	3,283
Monro, Inc.	260	6,448
National Vision Holdings, Inc. (a)	644	6,710
ODP Corp. (a)	252	5,730
Security Description	Shares	Value
Sally Beauty Holdings, Inc. (a)	846	$8,841
Signet Jewelers Ltd.	368	29,701
Upbound Group, Inc.	401	11,697
		191,108
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Corsair Gaming, Inc. (a)	346	2,287
Xerox Holdings Corp.	980	8,261
		10,548
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Hanesbrands, Inc. (a)	2,944	23,964
Oxford Industries, Inc.	121	9,532
Steven Madden Ltd.	607	25,810
Wolverine World Wide, Inc.	663	14,719
		74,025
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Air Lease Corp.	863	41,605
Boise Cascade Co.	320	38,035
DNOW, Inc. (a)	878	11,423
Rush Enterprises, Inc. Class A	518	28,381
		119,444
WATER UTILITIES — 0.9%
American States Water Co.	317	24,637
California Water Service Group	491	22,257
Middlesex Water Co.	152	8,000
SJW Group	246	12,108
		67,002
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Gogo, Inc. (a)	491	3,972
Telephone & Data Systems, Inc.	817	27,868
		31,840
TOTAL COMMON STOCKS (Cost $6,774,308)		7,053,561
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d) (Cost $9,281)	9,281	9,281
TOTAL INVESTMENTS — 99.9% (Cost $6,783,589)		7,062,842
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		7,764
NET ASSETS — 100.0%		$7,070,606

See accompanying notes to financial statements.
116

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,053,561	$—	$0(a)	$7,053,561
Short-Term Investment	9,281	—	—	9,281
TOTAL INVESTMENTS	$7,062,842	$—	$0	$7,062,842
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2024.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,618	$6,620	$38,538	$45,159	$1	$—	—	$—	$108
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	130,428	121,147	—	—	9,281	9,281	182
Total		$6,620	$168,966	$166,306	$1	$—		$9,281	$290
See accompanying notes to financial statements.
117

SPDR SERIES TRUST
SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.1%
General Dynamics Corp.	19,871	$5,235,810
Lockheed Martin Corp.	11,690	5,680,638
Northrop Grumman Corp.	11,313	5,309,078
		16,225,526
AIR FREIGHT & LOGISTICS — 0.4%
CH Robinson Worldwide, Inc.	33,795	3,491,699
AUTO COMPONENTS — 0.2%
Gentex Corp.	67,637	1,943,211
BANKS — 0.3%
Commerce Bancshares, Inc.	38,704	2,411,646
BEVERAGES — 1.2%
PepsiCo, Inc.	60,819	9,248,137
CAPITAL MARKETS — 3.9%
CME Group, Inc.	29,832	6,927,885
FactSet Research Systems, Inc.	11,200	5,379,136
Houlihan Lokey, Inc.	20,301	3,525,472
Intercontinental Exchange, Inc.	35,785	5,332,323
Nasdaq, Inc.	89,617	6,928,290
SEI Investments Co.	31,578	2,604,554
		30,697,660
CHEMICALS — 2.3%
Air Products & Chemicals, Inc.	29,623	8,591,855
Linde PLC	20,505	8,584,828
NewMarket Corp.	2,128	1,124,329
		18,301,012
COMMERCIAL SERVICES & SUPPLIES — 2.8%
Casella Waste Systems, Inc. Class A (a)	16,752	1,772,529
MSA Safety, Inc.	10,784	1,787,664
Republic Services, Inc.	40,288	8,105,140
Rollins, Inc.	77,039	3,570,758
Waste Management, Inc.	31,926	6,442,347
		21,678,438
COMMUNICATIONS EQUIPMENT — 1.4%
Cisco Systems, Inc.	74,596	4,416,083
Motorola Solutions, Inc.	13,433	6,209,136
		10,625,219
CONSTRUCTION MATERIALS — 1.0%
Vulcan Materials Co.	29,311	7,539,669
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.9%
Casey's General Stores, Inc.	10,806	4,281,661
Costco Wholesale Corp.	6,332	5,801,822
Dollar General Corp.	21,620	1,639,228
Walmart, Inc.	125,899	11,374,975
		23,097,686
CONTAINERS & PACKAGING — 2.7%
Amcor PLC	423,262	3,982,895
AptarGroup, Inc.	19,229	3,020,876
Security Description	Shares	Value
Avery Dennison Corp.	23,243	$4,349,463
Graphic Packaging Holding Co.	88,406	2,401,107
Packaging Corp. of America	25,776	5,802,951
Sonoco Products Co.	28,401	1,387,389
		20,944,681
DIVERSIFIED CONSUMER SERVICES — 0.4%
Service Corp. International	41,611	3,321,390
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
AT&T, Inc.	254,662	5,798,654
Verizon Communications, Inc.	173,768	6,948,982
		12,747,636
ELECTRIC UTILITIES — 3.3%
Duke Energy Corp.	78,484	8,455,866
Southern Co.	95,008	7,821,059
Xcel Energy, Inc.	142,226	9,603,099
		25,880,024
ELECTRICAL EQUIPMENT — 1.1%
AMETEK, Inc.	23,073	4,159,139
Eaton Corp. PLC	14,399	4,778,596
		8,937,735
ENTERTAINMENT — 0.6%
Electronic Arts, Inc.	34,511	5,048,959
FINANCIAL SERVICES — 2.8%
Berkshire Hathaway, Inc. Class B (a)	16,626	7,536,233
Fiserv, Inc. (a)	28,065	5,765,112
Jack Henry & Associates, Inc.	21,196	3,715,659
Visa, Inc. Class A	17,027	5,381,213
		22,398,217
FOOD PRODUCTS — 2.0%
General Mills, Inc.	134,605	8,583,761
Kellanova	83,935	6,796,217
		15,379,978
GROUND TRANSPORTATION — 0.7%
Landstar System, Inc.	10,328	1,774,970
Union Pacific Corp.	16,545	3,772,922
		5,547,892
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	45,034	5,093,796
Becton Dickinson & Co.	25,928	5,882,285
Medtronic PLC	57,077	4,559,311
Solventum Corp. (a)	11,362	750,574
		16,285,966
HEALTH CARE PROVIDERS & SERVICES — 2.4%
Cencora, Inc.	24,441	5,491,404
Chemed Corp.	4,333	2,295,623
McKesson Corp.	10,354	5,900,848
UnitedHealth Group, Inc.	10,671	5,398,032
		19,085,907

See accompanying notes to financial statements.
118

SPDR SERIES TRUST
SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.7%
McDonald's Corp.	23,041	$6,679,355
Starbucks Corp.	36,560	3,336,100
Yum! Brands, Inc.	24,606	3,301,141
		13,316,596
HOUSEHOLD DURABLES — 1.1%
Garmin Ltd.	28,102	5,796,319
NVR, Inc. (a)	387	3,165,234
		8,961,553
HOUSEHOLD PRODUCTS — 2.3%
Colgate-Palmolive Co.	109,607	9,964,372
Procter & Gamble Co.	48,961	8,208,312
		18,172,684
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	45,962	5,933,235
Honeywell International, Inc.	21,598	4,878,772
		10,812,007
INDUSTRIAL REITs — 0.5%
EastGroup Properties, Inc. REIT	13,903	2,231,292
First Industrial Realty Trust, Inc. REIT	39,585	1,984,396
		4,215,688
INSURANCE — 12.6%
Aflac, Inc.	52,272	5,407,016
Allstate Corp.	33,514	6,461,164
Aon PLC Class A	15,179	5,451,690
Arthur J Gallagher & Co.	23,225	6,592,416
Assurant, Inc.	15,187	3,238,172
Brown & Brown, Inc.	62,289	6,354,724
Chubb Ltd.	20,759	5,735,712
CNA Financial Corp.	79,267	3,834,145
Globe Life, Inc.	26,802	2,988,959
Loews Corp.	53,944	4,568,517
Markel Group, Inc. (a)	3,673	6,340,443
Marsh & McLennan Cos., Inc.	32,262	6,852,771
Old Republic International Corp.	75,159	2,720,004
Progressive Corp.	31,333	7,507,700
RLI Corp.	11,831	1,950,104
Ryan Specialty Holdings, Inc.	62,120	3,985,619
Selective Insurance Group, Inc.	17,445	1,631,456
Travelers Cos., Inc.	27,050	6,516,075
W.R. Berkley Corp.	88,270	5,165,560
Willis Towers Watson PLC	18,498	5,794,314
		99,096,561
INTERACTIVE MEDIA & SERVICES — 0.6%
Alphabet, Inc. Class A	24,601	4,656,969
IT SERVICES — 2.5%
Accenture PLC Class A	9,936	3,495,386
Akamai Technologies, Inc. (a)	33,256	3,180,936
Amdocs Ltd.	34,070	2,900,720
International Business Machines Corp.	23,793	5,230,415
Security Description	Shares	Value
VeriSign, Inc. (a)	22,217	$4,598,030
		19,405,487
MACHINERY — 4.2%
Donaldson Co., Inc.	35,031	2,359,338
Fortive Corp.	43,657	3,274,275
Graco, Inc.	48,912	4,122,792
IDEX Corp.	22,043	4,613,379
Illinois Tool Works, Inc.	15,712	3,983,935
Nordson Corp.	15,115	3,162,663
Otis Worldwide Corp.	54,808	5,075,769
PACCAR, Inc.	40,120	4,173,282
Toro Co.	30,277	2,425,188
		33,190,621
MEDIA — 1.1%
Comcast Corp. Class A	85,557	3,210,954
Fox Corp. Class A	104,944	5,098,180
		8,309,134
MULTI-UTILITIES — 6.1%
Ameren Corp.	77,843	6,938,925
CMS Energy Corp.	86,029	5,733,833
Consolidated Edison, Inc.	77,810	6,942,986
DTE Energy Co.	60,519	7,307,669
NiSource, Inc.	130,728	4,805,561
Public Service Enterprise Group, Inc.	102,894	8,693,514
WEC Energy Group, Inc.	82,917	7,797,515
		48,220,003
OFFICE REITs — 0.3%
COPT Defense Properties REIT	65,576	2,029,577
OIL, GAS & CONSUMABLE FUELS — 3.2%
Cheniere Energy, Inc.	16,286	3,499,373
Chevron Corp.	16,856	2,441,423
DT Midstream, Inc.	28,320	2,815,858
Expand Energy Corp. (b)	31,773	3,163,002
Exxon Mobil Corp.	21,772	2,342,014
Kinder Morgan, Inc.	241,310	6,611,894
Williams Cos., Inc.	81,616	4,417,058
		25,290,622
PHARMACEUTICALS — 2.3%
Bristol-Myers Squibb Co.	110,498	6,249,767
Johnson & Johnson	52,424	7,581,559
Merck & Co., Inc.	43,676	4,344,888
		18,176,214
PROFESSIONAL SERVICES — 4.6%
Amentum Holdings, Inc. (a) (b)	36,414	765,786
Automatic Data Processing, Inc.	20,163	5,902,315
Booz Allen Hamilton Holding Corp.	37,391	4,812,222
Broadridge Financial Solutions, Inc.	19,881	4,494,895
CACI International, Inc. Class A (a)	6,498	2,625,582
Jacobs Solutions, Inc.	36,423	4,866,841
Maximus, Inc.	17,738	1,324,142
Paychex, Inc.	38,290	5,369,024

See accompanying notes to financial statements.
119

SPDR SERIES TRUST
SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Science Applications International Corp.	15,052	$1,682,513
Verisk Analytics, Inc.	16,759	4,615,931
		36,459,251
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CoStar Group, Inc. (a)	38,969	2,789,791
RESIDENTIAL REITs — 6.0%
American Homes 4 Rent Class A REIT	98,830	3,698,218
AvalonBay Communities, Inc. REIT	38,130	8,387,456
Camden Property Trust REIT	30,754	3,568,694
Equity LifeStyle Properties, Inc. REIT	54,878	3,654,875
Equity Residential REIT	112,351	8,062,308
Invitation Homes, Inc. REIT	179,037	5,723,813
Mid-America Apartment Communities, Inc. REIT	34,926	5,398,512
Sun Communities, Inc. REIT	35,969	4,423,108
UDR, Inc. REIT	96,284	4,179,688
		47,096,672
RETAIL REITs — 0.3%
Agree Realty Corp. REIT (b)	29,299	2,064,115
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Texas Instruments, Inc.	22,774	4,270,353
SOFTWARE — 3.5%
Check Point Software Technologies Ltd. (a)	28,243	5,272,968
Dolby Laboratories, Inc. Class A	27,485	2,146,578
Microsoft Corp.	12,903	5,438,614
Oracle Corp.	30,190	5,030,862
Roper Technologies, Inc.	8,428	4,381,296
Tyler Technologies, Inc. (a)	8,626	4,974,097
		27,244,415
SPECIALIZED REITs — 2.7%
American Tower Corp. REIT	31,778	5,828,403
Equinix, Inc. REIT	8,223	7,753,385
Security Description	Shares	Value
Public Storage REIT	24,748	$7,410,541
		20,992,329
SPECIALTY RETAIL — 3.1%
AutoZone, Inc. (a)	1,282	4,104,964
Home Depot, Inc.	10,482	4,077,393
Lowe's Cos., Inc.	11,875	2,930,750
O'Reilly Automotive, Inc. (a)	3,560	4,221,448
TJX Cos., Inc.	44,338	5,356,474
Tractor Supply Co.	76,594	4,064,078
		24,755,107
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Fastenal Co.	58,456	4,203,571
TOTAL COMMON STOCKS (Cost $708,743,498)		784,567,608
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d) (Cost $1,294,740)	1,294,740	1,294,740
TOTAL INVESTMENTS — 99.9% (Cost $710,038,238)		785,862,348
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,064,784
NET ASSETS — 100.0%		$786,927,132
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$784,567,608	$—	$—	$784,567,608
Short-Term Investment	1,294,740	—	—	1,294,740
TOTAL INVESTMENTS	$785,862,348	$—	$—	$785,862,348
See accompanying notes to financial statements.
120

SPDR SERIES TRUST
SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,857,526	$1,858,084	$2,540,666	$4,398,750	$12	$(12)	—	$—	$10,277
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	11,931,666	10,636,926	—	—	1,294,740	1,294,740	20,615
State Street Navigator Securities Lending Portfolio II	1,657,465	1,657,465	16,157,233	17,814,698	—	—	—	—	634
Total		$3,515,549	$30,629,565	$32,850,374	$12	$(12)		$1,294,740	$31,526
See accompanying notes to financial statements.
121

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.5%
Mercury Systems, Inc. (a)	4,000	$168,000
Moog, Inc. Class A	978	192,510
National Presto Industries, Inc.	4,796	472,022
Park Aerospace Corp.	17,975	263,334
		1,095,866
AIR FREIGHT & LOGISTICS — 0.2%
Hub Group, Inc. Class A	4,584	204,263
Radiant Logistics, Inc. (a)	26,227	175,721
		379,984
AUTO COMPONENTS — 0.3%
Dorman Products, Inc. (a)	1,827	236,688
Gentherm, Inc. (a)	1,872	74,740
Standard Motor Products, Inc.	7,533	233,372
		544,800
AUTOMOBILES — 0.0% (b)
NWTN, Inc. Class B (a)	36,223	25,432
BANKS — 49.4%
1st Source Corp.	25,231	1,472,986
ACNB Corp.	11,750	468,003
Arrow Financial Corp.	24,028	689,844
Bank First Corp.	12,921	1,280,342
Bar Harbor Bankshares	21,338	652,516
Bridgewater Bancshares, Inc. (a)	30,315	409,556
Brookline Bancorp, Inc.	124,226	1,465,867
Burke & Herbert Financial Services Corp.	17,952	1,119,487
California BanCorp (a) (c)	16,197	267,898
Camden National Corp.	20,194	863,092
Capital Bancorp, Inc.	12,810	365,085
Capital City Bank Group, Inc.	18,815	689,570
Capitol Federal Financial, Inc.	178,654	1,055,845
Citizens & Northern Corp.	21,086	392,200
City Holding Co.	20,811	2,465,687
CNB Financial Corp.	29,393	730,710
Community Financial System, Inc.	53,037	3,271,322
Community Trust Bancorp, Inc.	25,107	1,331,424
Enterprise Bancorp, Inc.	13,548	535,688
Enterprise Financial Services Corp.	39,740	2,241,336
Esquire Financial Holdings, Inc. (c)	9,916	788,322
Farmers & Merchants Bancorp, Inc.	18,174	535,224
Farmers National Banc Corp.	51,433	731,377
First Bancorp, Inc.	13,569	371,112
First Bancshares, Inc.	40,705	1,424,675
First Busey Corp.	78,419	1,848,336
First Business Financial Services, Inc.	11,188	517,893
First Commonwealth Financial Corp.	118,961	2,012,820
First Community Bankshares, Inc.	22,595	940,856
First Financial Bankshares, Inc.	62,627	2,257,703
First Financial Corp.	16,180	747,354
First Mid Bancshares, Inc.	30,004	1,104,747
First of Long Island Corp.	29,877	348,963
Security Description	Shares	Value
Five Star Bancorp	16,249	$488,932
FS Bancorp, Inc.	9,446	387,853
Fulton Financial Corp.	102,398	1,974,233
German American Bancorp, Inc.	40,352	1,622,957
Glacier Bancorp, Inc.	39,340	1,975,655
Great Southern Bancorp, Inc.	12,762	761,891
Guaranty Bancshares, Inc.	11,667	403,678
HarborOne Bancorp, Inc.	56,951	673,730
Heritage Financial Corp.	49,488	1,212,456
Hingham Institution For Savings	2,224	565,207
Home Bancorp, Inc.	10,096	466,536
Home BancShares, Inc.	66,169	1,872,583
HomeTrust Bancshares, Inc.	20,829	701,521
International Bancshares Corp.	33,167	2,094,828
Kearny Financial Corp.	81,080	574,046
Lakeland Financial Corp.	24,135	1,659,523
Metrocity Bankshares, Inc.	25,904	827,633
Mid Penn Bancorp, Inc.	20,599	594,075
National Bank Holdings Corp. Class A	51,890	2,234,383
NBT Bancorp, Inc.	59,782	2,855,188
Nicolet Bankshares, Inc.	18,796	1,971,888
Northfield Bancorp, Inc.	56,295	654,148
Northwest Bancshares, Inc.	173,845	2,293,016
Old National Bancorp	142,570	3,094,482
Origin Bancorp, Inc.	40,743	1,356,335
Orrstown Financial Services, Inc.	14,418	527,843
Park National Corp.	16,078	2,756,252
Peoples Bancorp, Inc.	48,190	1,527,141
Peoples Financial Services Corp.	9,765	499,773
Primis Financial Corp.	29,694	346,232
QCR Holdings, Inc.	23,381	1,885,444
S&T Bancorp, Inc.	46,818	1,789,384
Sandy Spring Bancorp, Inc.	62,547	2,108,459
Sierra Bancorp	19,117	552,864
Simmons First National Corp. Class A	75,461	1,673,725
SmartFinancial, Inc.	20,364	630,877
South Plains Financial, Inc.	16,739	581,680
Southside Bancshares, Inc.	41,185	1,308,036
Stock Yards Bancorp, Inc. (c)	33,081	2,368,930
Tompkins Financial Corp.	18,747	1,271,609
Towne Bank	66,573	2,267,476
TrustCo Bank Corp.	26,560	884,714
Trustmark Corp.	56,866	2,011,350
Univest Financial Corp.	41,831	1,234,433
WaFd, Inc.	54,879	1,769,299
WesBanco, Inc.	54,493	1,773,202
West BanCorp, Inc.	21,195	458,872
Westamerica BanCorp	36,590	1,919,511
		100,861,723
BIOTECHNOLOGY — 0.5%
ACADIA Pharmaceuticals, Inc. (a)	2,912	53,435
ADMA Biologics, Inc. (a)	13,334	228,678
Agios Pharmaceuticals, Inc. (a)	2,380	78,207
Alkermes PLC (a)	3,745	107,706

See accompanying notes to financial statements.
122

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SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Anika Therapeutics, Inc. (a)	3,501	$57,627
Immatics NV (a) (c)	6,266	44,551
Insmed, Inc. (a)	2,504	172,876
Ironwood Pharmaceuticals, Inc. (a)	14,235	63,061
PTC Therapeutics, Inc. (a)	2,326	104,996
Ultragenyx Pharmaceutical, Inc. (a)	1,377	57,930
Xencor, Inc. (a)	4,491	103,203
		1,072,270
BUILDING PRODUCTS — 0.4%
Apogee Enterprises, Inc.	2,268	161,958
AZZ, Inc.	1,911	156,549
CSW Industrials, Inc.	998	352,095
Janus International Group, Inc. (a)	9,292	68,296
		738,898
CAPITAL MARKETS — 6.3%
Diamond Hill Investment Group, Inc.	3,913	606,906
GCM Grosvenor, Inc. Class A (c)	191,064	2,344,355
Patria Investments Ltd. Class A (c)	109,490	1,273,369
PJT Partners, Inc. Class A	26,138	4,124,838
Trinity Capital, Inc. (c)	62,778	908,398
Virtu Financial, Inc. Class A	93,831	3,347,890
WisdomTree, Inc.	30,032	315,336
		12,921,092
CHEMICALS — 0.8%
Ashland, Inc.	2,388	170,646
Ecovyst, Inc. (a)	15,387	117,557
Hawkins, Inc.	2,021	247,916
HB Fuller Co.	1,662	112,152
Huntsman Corp.	5,671	102,248
Innospec, Inc.	1,448	159,367
Minerals Technologies, Inc.	2,184	166,442
Sensient Technologies Corp.	4,376	311,834
Stepan Co.	3,177	205,552
		1,593,714
COMMERCIAL SERVICES & SUPPLIES — 0.8%
ABM Industries, Inc.	3,046	155,894
Brady Corp. Class A	3,997	295,179
Ennis, Inc.	25,342	534,463
HNI Corp.	4,333	218,253
Matthews International Corp. Class A	4,480	124,006
UniFirst Corp.	1,427	244,146
		1,571,941
COMMUNICATIONS EQUIPMENT — 0.2%
Ituran Location & Control Ltd.	4,814	149,956
NetScout Systems, Inc. (a)	9,717	210,470
Viavi Solutions, Inc. (a)	14,483	146,279
		506,705
CONSTRUCTION & ENGINEERING — 1.0%
Arcosa, Inc.	2,641	255,490
Argan, Inc.	5,514	755,639
Security Description	Shares	Value
Construction Partners, Inc. Class A (a)	3,307	$292,537
Great Lakes Dredge & Dock Corp. (a)	15,751	177,829
MYR Group, Inc. (a)	895	133,149
Primoris Services Corp.	2,950	225,380
Valmont Industries, Inc.	823	252,389
		2,092,413
CONSUMER FINANCE — 1.6%
Nelnet, Inc. Class A	31,020	3,313,246
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.3%
PriceSmart, Inc.	1,877	173,003
Village Super Market, Inc. Class A	11,177	356,435
		529,438
CONTAINERS & PACKAGING — 0.5%
Greif, Inc. Class A	3,774	230,667
Silgan Holdings, Inc.	8,054	419,211
TriMas Corp.	11,248	276,588
		926,466
DISTRIBUTORS — 0.1%
Weyco Group, Inc. (c)	4,392	164,920
DIVERSIFIED CONSUMER SERVICES — 0.6%
Carriage Services, Inc.	3,582	142,743
Frontdoor, Inc. (a)	4,509	246,507
Graham Holdings Co. Class B	258	224,955
Grand Canyon Education, Inc. (a)	1,113	182,309
Laureate Education, Inc. (a)	9,019	164,958
Perdoceo Education Corp.	6,505	172,187
Strategic Education, Inc.	1,202	112,291
		1,245,950
DIVERSIFIED REITs — 0.5%
Armada Hoffler Properties, Inc. REIT	15,946	163,128
Broadstone Net Lease, Inc. REIT	15,534	246,369
CTO Realty Growth, Inc. REIT (c)	16,417	323,579
Gladstone Commercial Corp. REIT	16,012	260,035
		993,111
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Anterix, Inc. (a)	2,989	91,673
ATN International, Inc.	5,693	95,699
Cogent Communications Holdings, Inc.	2,556	196,991
Iridium Communications, Inc.	3,866	112,191
Liberty Latin America Ltd. Class C (a) (c)	18,082	114,640
Shenandoah Telecommunications Co.	6,359	80,187
		691,381
ELECTRIC UTILITIES — 1.4%
IDACORP, Inc.	4,836	528,478
MGE Energy, Inc.	4,779	449,035
Oklo, Inc. (a)	58,432	1,240,511

See accompanying notes to financial statements.
123

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
TXNM Energy, Inc.	11,179	$549,672
		2,767,696
ELECTRICAL EQUIPMENT — 0.1%
EnerSys	1,514	139,939
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Advanced Energy Industries, Inc.	1,008	116,555
Avnet, Inc.	3,219	168,418
Badger Meter, Inc.	1,299	275,544
Benchmark Electronics, Inc.	5,091	231,131
Crane NXT Co.	2,369	137,923
CTS Corp.	2,921	154,024
ePlus, Inc. (a)	1,626	120,129
IPG Photonics Corp. (a)	1,162	84,501
Knowles Corp. (a)	8,128	161,991
Methode Electronics, Inc.	11,315	133,404
OSI Systems, Inc. (a) (c)	1,532	256,503
Plexus Corp. (a)	2,000	312,960
Sanmina Corp. (a)	2,056	155,577
ScanSource, Inc. (a)	2,420	114,829
TTM Technologies, Inc. (a)	7,433	183,967
Vishay Intertechnology, Inc.	6,357	107,688
Vishay Precision Group, Inc. (a)	4,572	107,305
		2,822,449
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock, Inc.	10,051	250,169
Innovex International, Inc. (a)	8,987	125,548
Ranger Energy Services, Inc. Class A	15,152	234,553
Valaris Ltd. (a)	2,852	126,173
		736,443
ENTERTAINMENT — 0.1%
Madison Square Garden Sports Corp. (a)	968	218,458
FINANCIAL SERVICES — 4.6%
Alerus Financial Corp.	26,761	514,882
Banco Latinoamericano de Comercio Exterior SA	52,782	1,877,456
Cannae Holdings, Inc. (c)	7,091	140,827
Cass Information Systems, Inc.	4,650	190,232
EVERTEC, Inc.	40,862	1,410,965
Federal Agricultural Mortgage Corp. Class C	8,744	1,722,131
Radian Group, Inc.	52,509	1,665,585
Waterstone Financial, Inc.	23,539	316,364
Western Union Co.	146,534	1,553,260
		9,391,702
FOOD PRODUCTS — 0.8%
Cal-Maine Foods, Inc.	3,751	386,053
Flowers Foods, Inc.	26,203	541,354
J&J Snack Foods Corp.	1,844	286,060
John B Sanfilippo & Son, Inc.	2,383	207,583
Security Description	Shares	Value
Nomad Foods Ltd.	11,411	$191,476
		1,612,526
GAS UTILITIES — 1.1%
Chesapeake Utilities Corp.	3,549	430,671
National Fuel Gas Co.	17,213	1,044,485
Northwest Natural Holding Co.	9,931	392,871
Spire, Inc.	6,298	427,193
		2,295,220
GROUND TRANSPORTATION — 0.5%
Heartland Express, Inc.	24,597	275,978
Marten Transport Ltd.	13,104	204,553
Schneider National, Inc. Class B (c)	8,943	261,851
Werner Enterprises, Inc.	7,418	266,455
		1,008,837
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Artivion, Inc. (a)	3,662	104,696
AtriCure, Inc. (a)	2,549	77,897
Avanos Medical, Inc. (a)	5,924	94,310
CONMED Corp. (c)	1,306	89,383
Envista Holdings Corp. (a)	5,485	105,806
Glaukos Corp. (a)	782	117,253
Haemonetics Corp. (a)	1,369	106,891
ICU Medical, Inc. (a)	1,182	183,411
Inari Medical, Inc. (a)	1,954	99,752
Integer Holdings Corp. (a)	1,151	152,530
Integra LifeSciences Holdings Corp. (a)	4,223	95,778
iRadimed Corp.	2,249	123,695
LeMaitre Vascular, Inc.	2,236	206,025
LivaNova PLC (a)	2,015	93,315
Merit Medical Systems, Inc. (a)	1,294	125,156
Neogen Corp. (a) (c)	5,319	64,573
Omnicell, Inc. (a)	3,796	168,998
Orthofix Medical, Inc. (a)	6,838	119,391
OrthoPediatrics Corp. (a) (c)	3,389	78,557
Surmodics, Inc. (a)	2,453	97,139
UFP Technologies, Inc. (a)	776	189,740
Utah Medical Products, Inc.	3,929	241,515
Varex Imaging Corp. (a)	5,671	82,740
		2,818,551
HEALTH CARE PROVIDERS & SERVICES — 0.7%
Addus HomeCare Corp. (a)	1,616	202,565
Amedisys, Inc. (a)	1,135	103,047
AMN Healthcare Services, Inc. (a)	2,265	54,179
Concentra Group Holdings Parent, Inc.	2,756	54,514
National HealthCare Corp.	3,614	388,722
National Research Corp.	3,514	61,987
Patterson Cos., Inc.	4,863	150,072
Premier, Inc. Class A	10,890	230,868
RadNet, Inc. (a)	1,573	109,858
Select Medical Holdings Corp.	3,395	63,996

See accompanying notes to financial statements.
124

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
U.S. Physical Therapy, Inc.	955	$84,718
		1,504,526
HEALTH CARE REITs — 0.6%
CareTrust REIT, Inc.	8,124	219,754
Community Healthcare Trust, Inc. REIT	10,143	194,847
Global Medical REIT, Inc.	19,906	153,674
LTC Properties, Inc. REIT	7,357	254,185
National Health Investors, Inc. REIT (c)	3,307	229,175
Universal Health Realty Income Trust REIT	5,623	209,232
		1,260,867
HEALTH CARE TECHNOLOGY — 0.1%
HealthStream, Inc.	9,231	293,546
HOTEL & RESORT REITs — 0.1%
Apple Hospitality REIT, Inc.	10,612	162,894
HOTELS, RESTAURANTS & LEISURE — 0.3%
Arcos Dorados Holdings, Inc. Class A (c)	8,509	61,946
Cracker Barrel Old Country Store, Inc. (c)	1,486	78,550
Global Business Travel Group I (a) (c)	19,822	183,948
Lucky Strike Entertainment Corp. Class A (c)	7,812	78,198
Papa John's International, Inc. (c)	1,833	75,281
Wendy's Co.	11,316	184,451
		662,374
HOUSEHOLD DURABLES — 0.3%
Cavco Industries, Inc. (a)	294	131,192
Ethan Allen Interiors, Inc.	3,667	103,080
Helen of Troy Ltd. (a)	1,064	63,659
La-Z-Boy, Inc.	3,995	174,062
Leggett & Platt, Inc.	6,142	58,963
Tri Pointe Homes, Inc. (a)	2,820	102,253
		633,209
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a) (c)	3,545	137,546
Spectrum Brands Holdings, Inc.	1,188	100,374
WD-40 Co.	776	188,320
		426,240
INDUSTRIAL REITs — 0.1%
LXP Industrial Trust REIT	28,961	235,163
INSURANCE — 7.8%
AMERISAFE, Inc.	27,150	1,399,311
CNO Financial Group, Inc.	63,715	2,370,835
Employers Holdings, Inc.	35,697	1,828,757
Enstar Group Ltd. (a)	7,608	2,450,157
Greenlight Capital Re Ltd. Class A (a)	37,401	523,614
Hanover Insurance Group, Inc.	22,053	3,410,717
Horace Mann Educators Corp.	58,297	2,286,991
Security Description	Shares	Value
Safety Insurance Group, Inc.	20,377	$1,679,065
		15,949,447
INTERACTIVE MEDIA & SERVICES — 0.1%
Ziff Davis, Inc. (a)	2,125	115,473
ZipRecruiter, Inc. Class A (a)	7,563	54,756
		170,229
IT SERVICES — 0.2%
ASGN, Inc. (a)	1,104	92,007
Hackett Group, Inc.	8,338	256,144
		348,151
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Johnson Outdoors, Inc. Class A (c)	3,060	100,980
Sturm Ruger & Co., Inc.	3,581	126,660
		227,640
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Azenta, Inc. (a)	994	49,700
Mesa Laboratories, Inc.	1,058	139,518
		189,218
MACHINERY — 1.7%
Alamo Group, Inc.	956	177,730
Albany International Corp. Class A	1,411	112,838
Columbus McKinnon Corp.	3,421	127,398
Douglas Dynamics, Inc.	6,437	152,106
Enerpac Tool Group Corp.	3,649	149,937
ESCO Technologies, Inc.	1,803	240,178
Federal Signal Corp.	2,516	232,453
Franklin Electric Co., Inc.	2,745	267,500
Gencor Industries, Inc. (a)	12,940	228,391
Gorman-Rupp Co.	5,863	222,325
Hillenbrand, Inc.	2,483	76,427
John Bean Technologies Corp. (c)	1,344	170,822
Kadant, Inc. (c)	501	172,840
L.B. Foster Co. Class A (a)	5,396	145,152
Lindsay Corp.	1,706	201,837
Miller Industries, Inc.	3,559	232,616
Mueller Water Products, Inc. Class A	10,813	243,293
Standex International Corp.	921	172,218
Tennant Co.	1,766	143,982
		3,470,043
MEDIA — 0.4%
Cable One, Inc. (c)	339	122,759
EchoStar Corp. Class A (a) (c)	6,546	149,904
John Wiley & Sons, Inc. Class A	4,065	177,681
Scholastic Corp.	2,980	63,563
TEGNA, Inc. (c)	15,256	279,032
		792,939
METALS & MINING — 0.3%
Arch Resources, Inc.	825	116,506
Materion Corp.	858	84,839
SunCoke Energy, Inc.	18,838	201,567

See accompanying notes to financial statements.
125

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Warrior Met Coal, Inc.	3,540	$192,010
		594,922
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
Advanced Flower Capital, Inc. REIT (c)	22,187	184,818
KKR Real Estate Finance Trust, Inc. REIT	20,245	204,474
Sunrise Realty Trust, Inc. REIT (c)	7,499	105,586
		494,878
MULTI-UTILITIES — 0.4%
Black Hills Corp.	7,286	426,377
Northwestern Energy Group, Inc.	8,853	473,281
		899,658
OFFICE REITs — 0.7%
Cousins Properties, Inc. REIT	7,260	222,447
Douglas Emmett, Inc. REIT	12,102	224,613
Easterly Government Properties, Inc. REIT	26,450	300,472
Highwoods Properties, Inc. REIT	7,012	214,427
JBG SMITH Properties REIT	10,879	167,210
Postal Realty Trust, Inc. Class A REIT	23,804	310,642
		1,439,811
OIL, GAS & CONSUMABLE FUELS — 1.6%
California Resources Corp.	3,334	173,001
Delek U.S. Holdings, Inc.	5,729	105,987
Geopark Ltd. (c)	15,790	146,373
Gulfport Energy Corp. (a)	2,068	380,926
Permian Basin Royalty Trust (c)	14,754	163,474
Sabine Royalty Trust (c)	6,584	426,709
Sable Offshore Corp. (a)	72,157	1,652,395
SFL Corp. Ltd.	12,390	126,626
Sitio Royalties Corp. Class A	5,568	106,794
		3,282,285
PERSONAL CARE PRODUCTS — 0.1%
Herbalife Ltd. (a)	9,156	61,254
Nature's Sunshine Products, Inc. (a)	6,741	98,823
USANA Health Sciences, Inc. (a)	2,235	80,214
		240,291
PHARMACEUTICALS — 0.9%
Amphastar Pharmaceuticals, Inc. (a) (c)	2,123	78,827
ANI Pharmaceuticals, Inc. (a)	1,376	76,065
Corcept Therapeutics, Inc. (a)	3,131	157,771
Harmony Biosciences Holdings, Inc. (a)	2,456	84,511
Innoviva, Inc. (a)	10,858	188,386
Oculis Holding AG (a) (c)	9,156	155,560
Organon & Co. (c)	4,216	62,903
Pacira BioSciences, Inc. (a)	4,368	82,293
Perrigo Co. PLC	5,136	132,047
Phibro Animal Health Corp. Class A	8,907	187,047
Security Description	Shares	Value
Prestige Consumer Healthcare, Inc. (a)	3,869	$302,130
Supernus Pharmaceuticals, Inc. (a)	4,289	155,090
Theravance Biopharma, Inc. (a)	8,033	75,591
		1,738,221
PROFESSIONAL SERVICES — 1.2%
Barrett Business Services, Inc.	4,425	192,222
CBIZ, Inc. (a)	3,290	269,221
Concentrix Corp. (c)	1,891	81,823
CSG Systems International, Inc.	4,798	245,226
Dun & Bradstreet Holdings, Inc.	15,821	197,130
Exponent, Inc.	2,638	235,046
Forrester Research, Inc. (a)	7,720	120,972
Heidrick & Struggles International, Inc.	4,778	211,713
Huron Consulting Group, Inc. (a)	1,424	176,946
IBEX Holdings Ltd. (a)	6,730	144,628
ICF International, Inc.	1,818	216,724
Kforce, Inc.	2,540	144,018
Resources Connection, Inc.	20,246	172,698
		2,408,367
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Kennedy-Wilson Holdings, Inc.	19,936	199,161
Tejon Ranch Co. (a) (c)	19,498	310,018
		509,179
RESIDENTIAL REITs — 0.4%
Centerspace REIT	3,841	254,082
Elme Communities REIT	16,826	256,933
Independence Realty Trust, Inc. REIT	10,387	206,078
		717,093
RETAIL REITs — 0.6%
Getty Realty Corp. REIT	11,542	347,761
NETSTREIT Corp. (c)	15,532	219,778
Phillips Edison & Co., Inc. REIT	11,585	433,974
Saul Centers, Inc. REIT	4,923	191,012
		1,192,525
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
CEVA, Inc. (a)	4,273	134,813
FormFactor, Inc. (a)	2,146	94,424
NVE Corp.	1,456	118,562
Power Integrations, Inc.	1,634	100,818
Tower Semiconductor Ltd. (a)	3,496	180,079
Veeco Instruments, Inc. (a)	2,811	75,335
		704,031
SOFTWARE — 1.2%
A10 Networks, Inc.	7,804	143,594
ACI Worldwide, Inc. (a)	4,031	209,249
Alarm.com Holdings, Inc. (a)	1,334	81,107
Blackbaud, Inc. (a)	2,189	161,811
BlackLine, Inc. (a)	1,867	113,439
Box, Inc. Class A (a)	4,230	133,668

See accompanying notes to financial statements.
126

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Commvault Systems, Inc. (a)	1,760	$265,602
Logility Supply Chain Solutions, Inc. Class A	12,199	135,165
Magic Software Enterprises Ltd.	13,881	166,988
nCino, Inc. (a)	5,300	177,974
Progress Software Corp.	3,678	239,622
Radware Ltd. (a)	8,383	188,869
Sapiens International Corp. NV	4,136	111,134
Verint Systems, Inc. (a)	3,391	93,083
Workiva, Inc. (a)	1,265	138,517
		2,359,822
SPECIALIZED REITs — 0.3%
Farmland Partners, Inc. REIT (c)	15,072	177,247
Four Corners Property Trust, Inc. REIT	9,145	248,195
PotlatchDeltic Corp. REIT	4,127	161,985
		587,427
SPECIALTY RETAIL — 0.4%
Advance Auto Parts, Inc. (c)	1,376	65,071
Arko Corp.	42,516	280,180
Group 1 Automotive, Inc.	349	147,097
Monro, Inc.	4,364	108,227
Winmark Corp.	480	188,674
		789,249
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
CompoSecure, Inc. Class A (c)	23,989	367,751
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Carter's, Inc. (c)	1,976	107,079
Columbia Sportswear Co. (c)	3,022	253,637
Oxford Industries, Inc. (c)	954	75,156
Steven Madden Ltd.	3,043	129,388
		565,260
TRADING COMPANIES & DISTRIBUTORS — 1.3%
GATX Corp.	1,796	278,308
McGrath RentCorp	18,716	2,092,823
Rush Enterprises, Inc. Class A	3,720	203,819
Security Description	Shares	Value
Transcat, Inc. (a) (c)	1,461	$154,486
		2,729,436
WATER UTILITIES — 0.2%
Artesian Resources Corp. Class A	12,082	382,033
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	9,129	146,520
TOTAL COMMON STOCKS (Cost $186,732,835)		203,556,416
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (d) (e)	215,409	215,409
State Street Navigator Securities Lending Portfolio II (f) (g)	5,760,059	5,760,059
TOTAL SHORT-TERM INVESTMENTS (Cost $5,975,468)		5,975,468
TOTAL INVESTMENTS — 102.7% (Cost $192,708,303)		209,531,884
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(5,445,710)
NET ASSETS — 100.0%		$204,086,174
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at December 31, 2024.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$203,556,416	$—	$—	$203,556,416
Short-Term Investments	5,975,468	—	—	5,975,468
TOTAL INVESTMENTS	$209,531,884	$—	$—	$209,531,884
See accompanying notes to financial statements.
127

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$2,589,908	$2,589,908	$—	$—	—	$—	$2,626
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	6,420,817	6,205,408	—	—	215,409	215,409	9,570
State Street Navigator Securities Lending Portfolio II	1,985,283	1,985,283	47,118,584	43,343,808	—	—	5,760,059	5,760,059	71,032
Total		$1,985,283	$56,129,309	$52,139,124	$—	$—		$5,975,468	$83,228
See accompanying notes to financial statements.
128

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024 (Unaudited)

	SPDR MSCI USA Climate Paris Aligned ETF	SPDR Russell 1000 Low Volatility Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Yield Focus ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,541,696	$577,599,584	$88,693,075	$771,852,061
Investments in affiliated issuers, at value	5,874	3,715,800	382,662	3,509,589
Total Investments	2,547,570	581,315,384	89,075,737	775,361,650
Net cash at broker	—	79,561	13,241	196,123
Cash	—	1,785	—	—
Receivable for investments sold	—	—	—	—
Dividends receivable — unaffiliated issuers	1,303	828,771	82,608	1,976,792
Dividends receivable — affiliated issuers	64	5,879	687	9,854
Securities lending income receivable — unaffiliated issuers	—	114	24	64
Securities lending income receivable — affiliated issuers	—	775	64	358
Other receivable	711	—	82	—
TOTAL ASSETS	2,549,648	582,232,269	89,172,443	777,544,841
LIABILITIES
Payable upon return of securities loaned	—	3,213,221	164,365	2,370,802
Payable for investments purchased	—	—	—	533,236
Payable for fund shares repurchased	—	—	—	—
Payable to broker – accumulated variation margin on open futures contracts	—	32,940	5,490	83,364
Advisory fee payable	222	112,133	16,071	144,071
Trustees’ fees and expenses payable	49	413	186	565
TOTAL LIABILITIES	271	3,358,707	186,112	3,132,038
NET ASSETS	$2,549,377	$578,873,562	$88,986,331	$774,412,803
NET ASSETS CONSIST OF:
Paid-in capital	$3,925,879	$617,472,439	$188,188,592	$835,732,439
Total distributable earnings (loss)	(1,376,502)	(38,598,877)	(99,202,261)	(61,319,636)
NET ASSETS	$2,549,377	$578,873,562	$88,986,331	$774,412,803
NET ASSET VALUE PER SHARE
Net asset value per share	$31.87	$125.57	$118.65	$108.92
Shares outstanding (unlimited amount authorized, $0.01 par value)	80,000	4,610,000	750,000	7,110,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,252,962	$512,697,123	$76,346,778	$728,548,958
Investments in affiliated issuers	5,874	3,715,800	372,369	3,509,589
Total cost of investments	$2,258,836	$516,412,923	$76,719,147	$732,058,547
* Includes investments in securities on loan, at value	$—	$3,371,823	$191,536	$3,199,212
See accompanying notes to financial statements.
129

SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 500 ESG ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF

$2,759,507,754	$2,856,468,323	$1,723,677,127	$3,623,046,523	$3,965,594,514
117,848,337	59,643,831	1,778,734	289,693,115	352,094,985
2,877,356,091	2,916,112,154	1,725,455,861	3,912,739,638	4,317,689,499
—	—	18,323	—	—
—	—	—	117,396	174,763
—	—	—	4,753,336	—
1,234,193	5,082,910	1,099,894	3,198,278	6,477,859
7,515	23,262	10,005	22,557	33,091
8,816	15,738	—	29,062	30,251
22,565	19,049	—	56,495	107,314
—	—	1,862	—	—
2,878,629,180	2,921,253,113	1,726,585,945	3,920,916,762	4,324,512,777

116,805,406	56,635,600	—	287,423,566	348,526,070
—	—	—	4,764,344	2,807,003
—	—	—	—	12,522
—	—	8,600	—	—
366,049	459,673	145,785	483,703	545,549
1,458	2,348	270	2,025	3,670
117,172,913	57,097,621	154,655	292,673,638	351,894,814
$2,761,456,267	$2,864,155,492	$1,726,431,290	$3,628,243,124	$3,972,617,963

$3,143,207,544	$3,630,609,616	$1,448,107,674	$3,753,701,333	$5,427,743,343
(381,751,277)	(766,454,124)	278,323,616	(125,458,209)	(1,455,125,380)
$2,761,456,267	$2,864,155,492	$1,726,431,290	$3,628,243,124	$3,972,617,963

$86.84	$80.23	$56.47	$90.37	$87.31
31,800,000	35,700,000	30,575,000	40,150,028	45,502,102

$2,447,565,715	$2,877,557,922	$1,425,918,402	$3,032,229,450	$3,869,832,921
117,848,337	59,643,831	1,499,176	289,693,115	352,094,985
$2,565,414,052	$2,937,201,753	$1,427,417,578	$3,321,922,565	$4,221,927,906
$160,940,650	$128,422,483	$—	$494,835,247	$607,295,008
130

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2024 (Unaudited)

	SPDR S&P 1500 Momentum Tilt ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF
ASSETS
Investments in unaffiliated issuers, at value*	$148,081,678	$377,800,956	$157,475,236	$19,858,107
Investments in affiliated issuers, at value	262,433	1,887,432	15,159,761	1,304,494
Total Investments	148,344,111	379,688,388	172,634,997	21,162,601
Foreign currency, at value	—	—	—	—
Cash	235	943	—	—
Receivable for fund shares sold	—	—	—	—
Dividends receivable — unaffiliated issuers	70,277	378,332	168,408	2,449
Dividends receivable — affiliated issuers	877	4,130	5,683	109
Securities lending income receivable — unaffiliated issuers	14	278	8,576	256
Securities lending income receivable — affiliated issuers	22	315	10,054	604
Receivable for foreign taxes recoverable	—	—	—	—
Other receivable	—	427	—	—
TOTAL ASSETS	148,415,536	380,072,813	172,827,718	21,166,019
LIABILITIES
Payable upon return of securities loaned	51,780	867,515	14,969,727	1,276,570
Advisory fee payable	14,641	39,532	63,252	7,751
Trustees’ fees and expenses payable	43	107	348	18
TOTAL LIABILITIES	66,464	907,154	15,033,327	1,284,339
NET ASSETS	$148,349,072	$379,165,659	$157,794,391	$19,881,680
NET ASSETS CONSIST OF:
Paid-in capital	$131,134,198	$350,781,630	$385,176,219	$19,631,084
Total distributable earnings (loss)	17,214,874	28,384,029	(227,381,828)	250,596
NET ASSETS	$148,349,072	$379,165,659	$157,794,391	$19,881,680
NET ASSET VALUE PER SHARE
Net asset value per share	$260.26	$184.06	$60.57	$56.80
Shares outstanding (unlimited amount authorized, $0.01 par value)	570,000	2,060,000	2,605,000	350,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$114,573,045	$336,324,171	$230,139,424	$16,256,217
Investments in affiliated issuers	251,618	1,782,667	15,159,761	1,304,494
Total cost of investments	$114,824,663	$338,106,838	$245,299,185	$17,560,711
Foreign currency, at cost	$—	$—	$—	$—
* Includes investments in securities on loan, at value	$118,051	$1,430,673,000	$39,892,809	$1,615,583
See accompanying notes to financial statements.
131

SPDR S&P Kensho Future Security ETF	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF	SPDR S&P SmallCap 600 ESG ETF	SPDR SSGA US Large Cap Low Volatility Index ETF

$82,337,893	$10,242,110	$2,083,431,177	$24,391,165	$7,053,561	$784,567,608
2,458,649	462,452	182,818,695	2,010,767	9,281	1,294,740
84,796,542	10,704,562	2,266,249,872	26,401,932	7,062,842	785,862,348
—	—	14,049	—	—	—
—	—	—	—	—	—
—	—	152	—	—	—
6,216	9,365	1,059,838	16,468	8,439	1,139,152
208	146	20,246	285	66	7,032
476	1,063	24,664	6,013	—	363
5,597	1,568	247,451	10,121	—	11
—	1,510	109,052	—	—	—
—	—	—	—	—	—
84,809,039	10,718,214	2,267,725,324	26,434,819	7,071,347	787,008,906

2,317,567	455,542	180,667,124	1,988,112	—	—
31,018	4,232	377,067	9,754	741	81,103
—	34	1,444	48	—	671
2,348,585	459,808	181,045,635	1,997,914	741	81,774
$82,460,454	$10,258,406	$2,086,679,689	$24,436,905	$7,070,606	$786,927,132

$79,754,052	$27,295,173	$2,933,858,954	$138,441,649	$7,134,554	$782,147,851
2,706,402	(17,036,767)	(847,179,265)	(114,004,744)	(63,948)	4,779,281
$82,460,454	$10,258,406	$2,086,679,689	$24,436,905	$7,070,606	$786,927,132

$67.04	$34.19	$50.80	$28.42	$31.42	$165.32
1,230,000	300,000	41,075,000	860,000	225,000	4,760,000

$73,037,568	$13,676,156	$1,875,236,194	$39,573,640	$6,774,308	$708,743,498
2,458,649	462,452	182,818,695	2,010,767	9,281	1,294,740
$75,496,217	$14,138,608	$2,058,054,889	$41,584,407	$6,783,589	$710,038,238
$—	$—	$16,031	$—	$—	$—
$4,127,486	$515,055	$264,502,644	$2,561,341	$—	$4,748,985
132

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2024 (Unaudited)

SPDR SSGA US Small Cap Low Volatility Index ETF
ASSETS
Investments in unaffiliated issuers, at value*	$203,556,416
Investments in affiliated issuers, at value	5,975,468
Total Investments	209,531,884
Cash	310
Dividends receivable — unaffiliated issuers	322,880
Dividends receivable — affiliated issuers	2,419
Securities lending income receivable — unaffiliated issuers	983
Securities lending income receivable — affiliated issuers	9,499
TOTAL ASSETS	209,867,975
LIABILITIES
Payable upon return of securities loaned	5,760,059
Advisory fee payable	21,578
Trustees’ fees and expenses payable	164
TOTAL LIABILITIES	5,781,801
NET ASSETS	$204,086,174
NET ASSETS CONSIST OF:
Paid-in capital	$238,301,407
Total distributable earnings (loss)	(34,215,233)
NET ASSETS	$204,086,174
NET ASSET VALUE PER SHARE
Net asset value per share	$127.55
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,600,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$186,732,835
Investments in affiliated issuers	5,975,468
Total cost of investments	$192,708,303
* Includes investments in securities on loan, at value	$9,542,145
See accompanying notes to financial statements.
133

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134

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2024 (Unaudited)

	SPDR MSCI USA Climate Paris Aligned ETF	SPDR Russell 1000 Low Volatility Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Yield Focus ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$—	$1,184	$189	$2,524
Dividend income — unaffiliated issuers	14,669	6,957,695	863,931	14,756,986
Dividend income — affiliated issuers	200	22,125	4,956	48,939
Dividend income — non-cash transactions	—	—	—	—
Unaffiliated securities lending income	—	1,192	166	1,787
Affiliated securities lending income	—	103,106	586	126,704
Foreign taxes withheld	—	(656)	(112)	(3,922)
TOTAL INVESTMENT INCOME (LOSS)	14,869	7,084,646	869,716	14,933,018
EXPENSES
Advisory fee	1,293	686,713	117,355	852,928
Trustees’ fees and expenses	—	3,250	769	4,045
Miscellaneous expenses	—	52	7	65
TOTAL EXPENSES	1,293	690,015	118,131	857,038
NET INVESTMENT INCOME (LOSS)	$13,576	$6,394,631	$751,585	$14,075,980
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	627	(197,101)	1,304,595	(422,453)
Investments — affiliated issuers	1	25	7	—
In-kind redemptions — unaffiliated issuers	—	26,235,743	18,662,775	17,417,532
In-kind redemptions — affiliated issuers	—	—	4,420	—
Futures contracts	—	57,064	15,342	207,820
Net realized gain (loss)	628	26,095,731	19,987,139	17,202,899
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	227,971	15,572,877	(9,936,059)	20,254,364
Investments — affiliated issuers	—	(25)	8,331	—
Futures contracts	—	(37,969)	(6,760)	(93,880)
Net change in unrealized appreciation/depreciation	227,971	15,534,883	(9,934,488)	20,160,484
NET REALIZED AND UNREALIZED GAIN (LOSS)	228,599	41,630,614	10,052,651	37,363,383
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$242,175	$48,025,245	$10,804,236	$51,439,363
See accompanying notes to financial statements.
135

SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 500 ESG ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF

$—	$—	$1,105	$—	$—
13,855,921	30,867,852	10,683,094	23,398,526	42,987,235
42,213	72,613	56,632	97,078	121,725
—	—	—	5,243,692	6,390,858
48,034	71,918	—	133,362	184,756
152,748	138,630	—	300,595	702,148
(15,608)	—	—	(38,901)	(2,818)
14,083,308	31,151,013	10,740,831	29,134,352	50,383,904

2,059,971	2,192,589	785,296	2,706,136	3,014,825
13,185	13,243	6,083	16,484	19,896
206	474	119	271	299
2,073,362	2,206,306	791,498	2,722,891	3,035,020
$12,009,946	$28,944,707	$9,949,333	$26,411,461	$47,348,884

(97,139,360)	(101,397,672)	(3,980,004)	42,660,682	(151,144,679)
86	—	(502)	308	198
31,980,123	374,735,482	42,038,544	28,983,529	399,641,889
—	—	22,426	—	—
—	—	53,038	—	—
(65,159,151)	273,337,810	38,133,502	71,644,519	248,497,408

139,432,169	(49,161,713)	50,292,492	88,555,529	170,551,530
(86)	—	295,728	(309)	(198)
—	—	(6,705)	—	—
139,432,083	(49,161,713)	50,581,515	88,555,220	170,551,332
74,272,932	224,176,097	88,715,017	160,199,739	419,048,740
$86,282,878	$253,120,804	$98,664,350	$186,611,200	$466,397,624
136

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2024 (Unaudited)

	SPDR S&P 1500 Momentum Tilt ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$654,226	$4,316,861	$1,222,888	$100,796
Dividend income — affiliated issuers	3,355	21,533	10,963	697
Unaffiliated securities lending income	46	1,100	88,814	825
Affiliated securities lending income	208	3,165	83,965	773
Foreign taxes withheld	(239)	(489)	(10,544)	(185)
TOTAL INVESTMENT INCOME (LOSS)	657,596	4,342,170	1,396,086	102,906
EXPENSES
Advisory fee	72,735	233,052	387,735	39,514
Trustees’ fees and expenses	497	1,684	1,086	85
Miscellaneous expenses	9	29	13	—
TOTAL EXPENSES	73,241	234,765	388,834	39,599
NET INVESTMENT INCOME (LOSS)	$584,355	$4,107,405	$1,007,252	$63,307
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(830,059)	(700,156)	(20,757,093)	(40,647)
Investments — affiliated issuers	586	(100)	7	2
In-kind redemptions — unaffiliated issuers	8,327,780	13,712,525	3,577,986	2,939,146
In-kind redemptions — affiliated issuers	—	13,618	—	—
Foreign currency transactions	—	—	(82)	—
Net realized gain (loss)	7,498,307	13,025,887	(17,179,182)	2,898,501
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	370,466	12,300,816	18,369,734	1,219,821
Investments — affiliated issuers	10,667	128,489	(7)	(2)
Foreign currency translations	—	—	(307)	—
Net change in unrealized appreciation/depreciation	381,133	12,429,305	18,369,420	1,219,819
NET REALIZED AND UNREALIZED GAIN (LOSS)	7,879,440	25,455,192	1,190,238	4,118,320
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$8,463,795	$29,562,597	$2,197,490	$4,181,627
See accompanying notes to financial statements.
137

SPDR S&P Kensho Future Security ETF	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF	SPDR S&P SmallCap 600 ESG ETF	SPDR SSGA US Large Cap Low Volatility Index ETF

$152,184	$63,547	$7,298,859	$125,568	$70,053	$8,168,391
1,175	535	63,653	1,493	290	30,892
2,987	5,039	214,102	348,168	—	1,878
36,467	18,229	2,138,413	119,217	—	634
(767)	(2,374)	(243,741)	(6,079)	(54)	—
192,046	84,976	9,471,286	588,367	70,289	8,201,795

153,298	27,326	2,056,629	79,540	3,660	475,466
256	88	9,738	228	22	3,717
5	—	154	3	—	60
153,559	27,414	2,066,521	79,771	3,682	479,243
$38,487	$57,562	$7,404,765	$508,596	$66,607	$7,722,552

(998,044)	(1,859,094)	(85,903,951)	(6,632,112)	32,585	326,147
3	—	231	—	1	12
6,334,701	334,339	186,315,398	1,113,955	123,737	29,166,588
—	—	—	—	—	—
—	(55)	(7,017)	—	—	—
5,336,660	(1,524,810)	100,404,661	(5,518,157)	156,323	29,492,747

5,940,185	1,961,266	100,786,900	6,040,746	199,571	30,179,720
(3)	—	(231)	—	—	(12)
—	(88)	(3,937)	—	—	—
5,940,182	1,961,178	100,782,732	6,040,746	199,571	30,179,708
11,276,842	436,368	201,187,393	522,589	355,894	59,672,455
$11,315,329	$493,930	$208,592,158	$1,031,185	$422,501	$67,395,007
138

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2024 (Unaudited)

SPDR SSGA US Small Cap Low Volatility Index ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$3,022,837
Dividend income — affiliated issuers	12,196
Unaffiliated securities lending income	3,303
Affiliated securities lending income	71,032
Foreign taxes withheld	(2,010)
TOTAL INVESTMENT INCOME (LOSS)	3,107,358
EXPENSES
Advisory fee	119,872
Trustees’ fees and expenses	935
Miscellaneous expenses	16
TOTAL EXPENSES	120,823
NET INVESTMENT INCOME (LOSS)	$2,986,535
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(271,480)
In-kind redemptions — unaffiliated issuers	2,947,220
Net realized gain (loss)	2,675,740
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	24,215,947
NET REALIZED AND UNREALIZED GAIN (LOSS)	26,891,687
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$29,878,222
See accompanying notes to financial statements.
139

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140

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR MSCI USA Climate Paris Aligned ETF		SPDR Russell 1000 Low Volatility Focus ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,576	$753,892	$6,394,631	$10,668,205
Net realized gain (loss)	628	16,058,369	26,095,731	48,057,288
Net change in unrealized appreciation/depreciation	227,971	(3,927,591)	15,534,883	3,711,223
Net increase (decrease) in net assets resulting from operations	242,175	12,884,670	48,025,245	62,436,716
Net equalization credits and charges	—	(27,074)	(88,382)	(149,892)
Distributions to shareholders	(131,771)	(818,255)	(6,807,521)	(11,077,139)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	2,188,587	17,640,723	258,776,143
Cost of shares redeemed	—	(114,400,899)	(111,516,340)	(225,274,044)
Net income equalization	—	27,074	88,382	149,892
Net increase (decrease) in net assets from beneficial interest transactions	—	(112,185,238)	(93,787,235)	33,651,991
Net increase (decrease) in net assets during the period	110,404	(100,145,897)	(52,657,893)	84,861,676
Net assets at beginning of period	2,438,973	102,584,870	631,531,455	546,669,779
NET ASSETS AT END OF PERIOD	$2,549,377	$2,438,973	$578,873,562	$631,531,455
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	80,000	140,000	2,210,000
Shares redeemed	—	(4,080,000)	(870,000)	(1,910,000)
Net increase (decrease) from share transactions	—	(4,000,000)	(730,000)	300,000
See accompanying notes to financial statements.
141

SPDR Russell 1000 Momentum Focus ETF		SPDR Russell 1000 Yield Focus ETF		SPDR S&P 400 Mid Cap Growth ETF
Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24

$751,585	$1,881,487	$14,075,980	$26,376,749	$12,009,946	$23,461,785
19,987,139	14,977,379	17,202,899	43,726,606	(65,159,151)	279,943,460
(9,934,488)	3,213,465	20,160,484	22,793,573	139,432,083	103,737,266
10,804,236	20,072,331	51,439,363	92,896,928	86,282,878	407,142,511
164,734	61,885	(515,510)	38,420	(519,530)	(799,830)
(792,598)	(2,028,167)	(13,098,044)	(25,771,600)	(12,906,019)	(25,105,656)

2,223,897	2,128,448	63,178,696	292,391,638	374,024,511	1,299,912,993
(69,000,951)	(31,226,184)	(112,410,743)	(333,386,795)	(137,802,088)	(1,079,325,774)
(164,734)	(61,885)	515,510	(38,420)	519,530	799,830
(66,941,788)	(29,159,621)	(48,716,537)	(41,033,577)	236,741,953	221,387,049
(56,765,416)	(11,053,572)	(10,890,728)	26,130,171	309,599,282	602,624,074
145,751,747	156,805,319	785,303,531	759,173,360	2,451,856,985	1,849,232,911
$88,986,331	$145,751,747	$774,412,803	$785,303,531	$2,761,456,267	$2,451,856,985

20,000	20,000	570,000	2,860,000	4,250,000	16,350,000
(590,000)	(300,000)	(1,020,000)	(3,270,000)	(1,600,000)	(13,000,000)
(570,000)	(280,000)	(450,000)	(410,000)	2,650,000	3,350,000
142

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 400 Mid Cap Value ETF		SPDR S&P 500 ESG ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$28,944,707	$44,464,643	$9,949,333	$14,798,028
Net realized gain (loss)	273,337,810	45,069,060	38,133,502	52,990,233
Net change in unrealized appreciation/depreciation	(49,161,713)	83,984,854	50,581,515	183,620,018
Net increase (decrease) in net assets resulting from operations	253,120,804	173,518,557	98,664,350	251,408,279
Net equalization credits and charges	(2,266,029)	(1,333,445)	480,421	218,063
Distributions to shareholders	(29,094,781)	(42,103,288)	(10,438,942)	(15,041,149)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,100,143,499	1,379,215,237	463,783,701	397,159,867
Cost of shares redeemed	(1,878,948,008)	(1,316,190,156)	(110,028,875)	(235,967,462)
Net income equalization	2,266,029	1,333,445	(480,421)	(218,063)
Net increase (decrease) in net assets from beneficial interest transactions	223,461,520	64,358,526	353,274,405	160,974,342
Net increase (decrease) in net assets during the period	445,221,514	194,440,350	441,980,234	397,559,535
Net assets at beginning of period	2,418,933,978	2,224,493,628	1,284,451,056	886,891,521
NET ASSETS AT END OF PERIOD	$2,864,155,492	$2,418,933,978	$1,726,431,290	$1,284,451,056
SHARES OF BENEFICIAL INTEREST:
Shares sold	25,900,000	19,300,000	8,325,000	8,475,000
Shares redeemed	(23,350,000)	(18,500,000)	(1,950,000)	(4,875,000)
Net increase (decrease) from share transactions	2,550,000	800,000	6,375,000	3,600,000
See accompanying notes to financial statements.
143

SPDR S&P 600 Small Cap Growth ETF		SPDR S&P 600 Small Cap Value ETF		SPDR S&P 1500 Momentum Tilt ETF
Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24

$26,411,461	$34,924,069	$47,348,884	$80,452,449	$584,355	$882,202
71,644,519	115,726,202	248,497,408	86,629,003	7,498,307	5,313,747
88,555,220	221,653,885	170,551,332	(5,240,293)	381,133	20,117,256
186,611,200	372,304,156	466,397,624	161,841,159	8,463,795	26,313,205
493,741	233,317	2,086	(318,879)	44,775	(4,922)
(26,080,564)	(34,338,059)	(51,593,570)	(90,691,924)	(617,326)	(858,890)

336,635,885	664,751,347	1,205,603,598	1,423,021,889	61,495,925	20,164,268
(95,867,371)	(306,216,196)	(1,294,463,189)	(1,671,940,023)	(27,793,744)	(22,242,283)
(493,741)	(233,317)	(2,086)	318,879	(44,775)	4,922
240,274,773	358,301,834	(88,861,677)	(248,599,255)	33,657,406	(2,073,093)
401,299,150	696,501,248	325,944,463	(177,768,899)	41,548,650	23,376,300
3,226,943,974	2,530,442,726	3,646,673,500	3,824,442,399	106,800,422	83,424,122
$3,628,243,124	$3,226,943,974	$3,972,617,963	$3,646,673,500	$148,349,072	$106,800,422

3,600,000	8,450,000	13,750,000	17,700,000	240,000	100,000
(1,050,000)	(3,750,000)	(14,750,000)	(20,750,000)	(110,000)	(110,000)
2,550,000	4,700,000	(1,000,000)	(3,050,000)	130,000	(10,000)
144

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 1500 Value Tilt ETF		SPDR S&P Kensho Clean Power ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,107,405	$6,279,924	$1,007,252	$2,923,835
Net realized gain (loss)	13,025,887	10,456,171	(17,179,182)	(38,634,417)
Net change in unrealized appreciation/depreciation	12,429,305	33,982,017	18,369,420	(53,716,315)
Net increase (decrease) in net assets resulting from operations	29,562,597	50,718,112	2,197,490	(89,426,897)
Net equalization credits and charges	(49,473)	140,927	(15,990)	(191,391)
Distributions to shareholders	(4,058,461)	(6,381,059)	(947,296)	(3,354,549)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	47,194,901	127,827,618	5,014,876	14,539,698
Cost of shares redeemed	(46,447,345)	(50,607,212)	(27,416,936)	(82,026,092)
Net income equalization	49,473	(140,927)	15,990	191,391
Net increase (decrease) in net assets from beneficial interest transactions	797,029	77,079,479	(22,386,070)	(67,295,003)
Net increase (decrease) in net assets during the period	26,251,692	121,557,459	(21,151,866)	(160,267,840)
Net assets at beginning of period	352,913,967	231,356,508	178,946,257	339,214,097
NET ASSETS AT END OF PERIOD	$379,165,659	$352,913,967	$157,794,391	$178,946,257
SHARES OF BENEFICIAL INTEREST:
Shares sold	260,000	800,000	80,000	210,000
Shares redeemed	(250,000)	(310,000)	(440,000)	(1,250,000)
Net increase (decrease) from share transactions	10,000	490,000	(360,000)	(1,040,000)
See accompanying notes to financial statements.
145

SPDR S&P Kensho Final Frontiers ETF		SPDR S&P Kensho Future Security ETF		SPDR S&P Kensho Intelligent Structures ETF
Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24

$63,307	$109,454	$38,487	$70,088	$57,562	$204,062
2,898,501	(587,750)	5,336,660	4,418,924	(1,524,810)	(341,706)
1,219,819	877,624	5,940,182	1,377,893	1,961,178	(1,475,257)
4,181,627	399,328	11,315,329	5,866,905	493,930	(1,612,901)
579	(4,743)	(2,375)	(4,094)	2,375	(6,370)
(69,068)	(116,041)	(34,654)	(75,999)	(37,255)	(199,997)

4,847,756	—	24,011,703	30,988,694	—	1,713,932
(4,269,067)	(3,016,301)	(10,542,296)	(11,787,807)	(3,510,617)	(9,954,715)
(579)	4,743	2,375	4,094	(2,375)	6,370
578,110	(3,011,558)	13,471,782	19,204,981	(3,512,992)	(8,234,413)
4,691,248	(2,733,014)	24,750,082	24,991,793	(3,053,942)	(10,053,681)
15,190,432	17,923,446	57,710,372	32,718,579	13,312,348	23,366,029
$19,881,680	$15,190,432	$82,460,454	$57,710,372	$10,258,406	$13,312,348

90,000	—	370,000	570,000	—	50,000
(80,000)	(70,000)	(160,000)	(220,000)	(100,000)	(300,000)
10,000	(70,000)	210,000	350,000	(100,000)	(250,000)
146

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho New Economies Composite ETF		SPDR S&P Kensho Smart Mobility ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,404,765	$18,890,376	$508,596	$1,156,948
Net realized gain (loss)	100,404,661	(48,461,140)	(5,518,157)	(15,523,230)
Net change in unrealized appreciation/depreciation	100,782,732	117,700,545	6,040,746	8,239,117
Net increase (decrease) in net assets resulting from operations	208,592,158	88,129,781	1,031,185	(6,127,165)
Net equalization credits and charges	(69,157)	(86,855)	352,339	(28,650)
Distributions to shareholders	(11,837,149)	(24,011,717)	(586,120)	(1,314,818)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	418,671,730	171,758,851	15,552,236	55,041,465
Cost of shares redeemed	(412,490,630)	(162,184,038)	(35,775,888)	(57,220,608)
Net income equalization	69,157	86,855	(352,339)	28,650
Net increase (decrease) in net assets from beneficial interest transactions	6,250,257	9,661,668	(20,575,991)	(2,150,493)
Net increase (decrease) in net assets during the period	202,936,109	73,692,877	(19,778,587)	(9,621,126)
Net assets at beginning of period	1,883,743,580	1,810,050,703	44,215,492	53,836,618
NET ASSETS AT END OF PERIOD	$2,086,679,689	$1,883,743,580	$24,436,905	$44,215,492
SHARES OF BENEFICIAL INTEREST:
Shares sold	8,190,000	3,900,000	500,000	1,960,000
Shares redeemed	(8,010,000)	(3,610,000)	(1,230,000)	(1,980,000)
Net increase (decrease) from share transactions	180,000	290,000	(730,000)	(20,000)
See accompanying notes to financial statements.
147

SPDR S&P SmallCap 600 ESG ETF		SPDR SSGA US Large Cap Low Volatility Index ETF		SPDR SSGA US Small Cap Low Volatility Index ETF
Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24

$66,607	$69,652	$7,722,552	$15,142,309	$2,986,535	$4,224,855
156,323	711,022	29,492,747	45,812,819	2,675,740	1,838,448
199,571	83,481	30,179,708	15,815,888	24,215,947	9,745,301
422,501	864,155	67,395,007	76,771,016	29,878,222	15,808,604
2,719	(10,266)	(163,255)	1,119,921	(59,290)	296,452
(70,948)	(74,260)	(8,257,363)	(16,227,652)	(3,108,000)	(5,000,516)

2,407,712	15,214,115	180,423,369	88,966,271	22,761,204	10,837,886
(761,798)	(14,904,895)	(148,011,093)	(271,853,982)	(17,172,681)	(40,883,052)
(2,719)	10,266	163,255	(1,119,921)	59,290	(296,452)
1,643,195	319,486	32,575,531	(184,007,632)	5,647,813	(30,341,618)
1,997,467	1,099,115	91,549,920	(122,344,347)	32,358,745	(19,237,078)
5,073,139	3,974,024	695,377,212	817,721,559	171,727,429	190,964,507
$7,070,606	$5,073,139	$786,927,132	$695,377,212	$204,086,174	$171,727,429

75,000	600,000	1,100,000	610,000	180,000	100,000
(25,000)	(575,000)	(890,000)	(1,880,000)	(140,000)	(390,000)
50,000	25,000	210,000	(1,270,000)	40,000	(290,000)
148

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR MSCI USA Climate Paris Aligned ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 4/22/22*- 6/30/22
Net asset value, beginning of period	$30.49	$25.14	$21.20	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.17	0.28	0.29	0.07
Net realized and unrealized gain (loss) (b)	2.86	5.38	3.99	(3.83)
Total from investment operations	3.03	5.66	4.28	(3.76)
Net equalization credits and charges (a)	—	(0.01)	(0.03)	(0.00)(c)
Contribution from affiliate	—	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(1.65)	(0.30)	(0.31)	(0.04)
Net asset value, end of period	$31.87	$30.49	$25.14	$21.20
Total return (d)	9.80%	22.61%	20.25%	(13.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,549	$2,439	$102,585	$131,437
Ratios to average net assets:
Total expenses	0.10%(e)	0.10%	0.11%	0.10%(e)
Net investment income (loss)	1.05%(e)	1.10%	1.31%	1.62%(e)
Portfolio turnover rate (f)	7%(g)	9%	14%	6%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
149

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Low Volatility Focus ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$118.26	$108.47	$98.00	$103.93	$73.50	$80.17
Income (loss) from investment operations:
Net investment income (loss) (a)	1.19	2.04	1.84	1.60	1.49	1.58
Net realized and unrealized gain (loss) (b)	7.51	9.89	10.61	(5.82)	30.62	(6.42)
Total from investment operations	8.70	11.93	12.45	(4.22)	32.11	(4.84)
Net equalization credits and charges (a)	(0.02)	(0.03)	0.00(c)	(0.02)	(0.02)	0.01
Distributions to shareholders from:
Net investment income	(1.37)	(2.11)	(1.98)	(1.69)	(1.66)	(1.84)
Net asset value, end of period	$125.57	$118.26	$108.47	$98.00	$103.93	$73.50
Total return (d)	7.32%	11.07%	12.87%	(4.20)%	44.00%	(6.10)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$578,874	$631,531	$546,670	$540,953	$544,605	$474,842
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.21%	0.20%	0.20%	0.20%
Net investment income (loss)	1.86%(e)	1.80%	1.78%	1.49%	1.67%	2.02%
Portfolio turnover rate (f)	1%(g)	34%	30%	27%	31%	28%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
150

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Momentum Focus ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$110.42	$98.00	$85.87	$98.81	$68.38	$73.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.75	1.28	1.63	1.45	1.06	1.20
Net realized and unrealized gain (loss) (b)	8.18	12.50	12.32	(13.03)	30.58	(4.46)
Total from investment operations	8.93	13.78	13.95	(11.58)	31.64	(3.26)
Net equalization credits and charges (a)	0.17	0.04	(0.04)	(0.00)(c)	(0.08)	(0.08)
Distributions to shareholders from:
Net investment income	(0.87)	(1.40)	(1.78)	(1.36)	(1.13)	(1.28)
Net asset value, end of period	$118.65	$110.42	$98.00	$85.87	$98.81	$68.38
Total return (d)	8.23%	14.17%	16.40%	(11.87)%	46.38%	(4.59)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$88,986	$145,752	$156,805	$267,926	$312,235	$311,807
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.21%	0.20%	0.20%	0.20%
Net investment income (loss)	1.28%(e)	1.25%	1.76%	1.46%	1.27%	1.68%
Portfolio turnover rate (f)	16%(g)	50%	37%	44%	42%	42%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
151

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Yield Focus ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$103.88	$95.25	$89.12	$94.82	$58.69	$70.62
Income (loss) from investment operations:
Net investment income (loss) (a)	1.84	3.41	3.05	2.76	2.09	2.16
Net realized and unrealized gain (loss) (b)	5.05	8.55	6.18	(5.91)	36.29	(11.73)
Total from investment operations	6.89	11.96	9.23	(3.15)	38.38	(9.57)
Net equalization credits and charges (a)	(0.07)	0.00(c)	(0.00)(c)	0.02	0.06	0.01
Distributions to shareholders from:
Net investment income	(1.78)	(3.33)	(3.10)	(2.57)	(2.31)	(2.37)
Net asset value, end of period	$108.92	$103.88	$95.25	$89.12	$94.82	$58.69
Total return (d)	6.54%	12.72%	10.59%	(3.45)%	66.30%	(13.74)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$774,413	$785,304	$759,173	$779,832	$655,207	$356,828
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.21%	0.20%	0.20%	0.20%
Net investment income (loss)	3.30%(e)	3.45%	3.26%	2.83%	2.69%	3.27%
Portfolio turnover rate (f)	1%(g)	35%	33%	40%	58%	34%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
152

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Growth ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$84.11	$71.68	$60.97	$77.52	$53.77	$54.22
Income (loss) from investment operations:
Net investment income (loss) (a)	0.39	0.79	0.77	0.55	0.43	0.55
Net realized and unrealized gain (loss) (b)	2.77	12.52	10.79	(16.50)	23.79	(0.38)
Total from investment operations	3.16	13.31	11.56	(15.95)	24.22	0.17
Net equalization credits and charges (a)	(0.02)	(0.03)	(0.01)	0.08	(0.01)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.41)	(0.85)	(0.84)	(0.68)	(0.46)	(0.62)
Net asset value, end of period	$86.84	$84.11	$71.68	$60.97	$77.52	$53.77
Total return (d)	3.72%	18.65%	19.07%	(20.61)%	45.10%	0.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,761,456	$2,451,857	$1,849,233	$1,289,549	$1,682,086	$1,941,214
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.16%	0.15%	0.15%	0.15%
Net investment income (loss)	0.87%(e)	1.02%	1.15%	0.73%	0.65%	1.04%
Portfolio turnover rate (f)	32%(g)	51%	52%	43%	37%	45%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
153

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Value ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$72.97	$68.76	$60.51	$67.55	$42.66	$51.34
Income (loss) from investment operations:
Net investment income (loss) (a)	0.79	1.30	1.28	1.16	1.04	1.02
Net realized and unrealized gain (loss) (b)	7.37	4.22	8.21	(7.00)	24.71	(8.59)
Total from investment operations	8.16	5.52	9.49	(5.84)	25.75	(7.57)
Net equalization credits and charges (a)	(0.06)	(0.04)	(0.02)	0.01	0.15	0.00(c)
Distributions to shareholders from:
Net investment income	(0.84)	(1.27)	(1.22)	(1.21)	(1.01)	(1.11)
Net asset value, end of period	$80.23	$72.97	$68.76	$60.51	$67.55	$42.66
Total return (d)	11.11%	8.02%	15.84%	(8.78)%	61.10%	(14.85)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,864,155	$2,418,934	$2,224,494	$1,431,126	$1,526,568	$893,653
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.98%(e)	1.86%	1.94%	1.71%	1.82%	2.13%
Portfolio turnover rate (f)	29%(g)	41%	46%	32%	38%	45%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
154

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 ESG ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	For the Period 7/28/20*- 6/30/21
Net asset value, beginning of period	$53.08	$43.05	$36.21	$40.12	$30.25
Income (loss) from investment operations:
Net investment income (loss) (a)	0.35	0.64	0.63	0.57	0.47
Net realized and unrealized gain (loss) (b)	3.38	10.02	6.80	(3.97)	9.76
Total from investment operations	3.73	10.66	7.43	(3.40)	10.23
Net equalization credits and charges (a)	0.02	0.01	0.04	0.05	0.12
Distributions to shareholders from:
Net investment income	(0.36)	(0.64)	(0.63)	(0.56)	(0.48)
Net asset value, end of period	$56.47	$53.08	$43.05	$36.21	$40.12
Total return (c)	7.05%	24.95%	20.86%	(8.48)%	34.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,726,431	$1,284,451	$886,892	$434,577	$235,700
Ratios to average net assets:
Total expenses	0.10%(d)	0.10%	0.10%	0.10%	0.10%(d)
Net investment income (loss)	1.27%(d)	1.38%	1.63%	1.36%	1.39%(d)
Portfolio turnover rate (e)	2%(f)	12%	12%	6%	16%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
155

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Growth ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$85.82	$76.91	$70.53	$88.70	$56.77	$60.96
Income (loss) from investment operations:
Net investment income (loss) (a)	0.68	0.97	0.96	0.80	0.52	0.59
Net realized and unrealized gain (loss) (b)	4.52	8.87	6.38	(18.19)	31.91	(4.10)
Total from investment operations	5.20	9.84	7.34	(17.39)	32.43	(3.51)
Net equalization credits and charges (a)	0.01	0.01	0.01	(0.00)(c)	(0.00)(c)	(0.02)
Distributions to shareholders from:
Net investment income	(0.66)	(0.94)	(0.97)	(0.78)	(0.50)	(0.66)
Net asset value, end of period	$90.37	$85.82	$76.91	$70.53	$88.70	$56.77
Total return (d)	6.05%	12.88%	10.53%	(19.74)%	57.23%	(5.80)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,628,243	$3,226,944	$2,530,443	$2,038,288	$2,306,075	$1,541,359
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.16%	0.15%	0.15%	0.15%
Net investment income (loss)	1.46%(e)	1.21%	1.30%	0.95%	0.69%	1.01%
Portfolio turnover rate (f)	41%(g)	53%	48%	44%	38%	50%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
156

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Value ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$78.42	$77.18	$72.36	$85.72	$49.15	$60.70
Income (loss) from investment operations:
Net investment income (loss) (a)	1.03	1.65	1.45	1.41	1.07	1.13
Net realized and unrealized gain (loss) (b)	8.99	1.48	4.79	(13.35)	36.50	(11.53)
Total from investment operations	10.02	3.13	6.24	(11.94)	37.57	(10.40)
Net equalization credits and charges (a)	(0.00)(c)	(0.01)	(0.01)	(0.00)(c)	0.04	(0.01)
Distributions to shareholders from:
Net investment income	(1.13)	(1.88)	(1.41)	(1.42)	(1.04)	(1.14)
Net asset value, end of period	$87.31	$78.42	$77.18	$72.36	$85.72	$49.15
Total return (d)	12.79%	4.06%	8.76%	(14.09)%	76.93%	(17.29)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,972,618	$3,646,674	$3,824,442	$3,835,224	$4,127,553	$1,916,806
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.16%	0.15%	0.15%	0.15%
Net investment income (loss)	2.36%(e)	2.12%	1.90%	1.72%	1.55%	2.02%
Portfolio turnover rate (f)	33%(g)	58%	46%	38%	36%	51%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
157

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Momentum Tilt ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$242.73	$185.39	$160.63	$181.66	$134.17	$127.95
Income (loss) from investment operations:
Net investment income (loss) (a)	1.23	2.01	2.93	2.33	1.61	2.11
Net realized and unrealized gain (loss) (b)	17.41	57.30	24.60	(21.01)	47.49	6.32
Total from investment operations	18.64	59.31	27.53	(18.68)	49.10	8.43
Net equalization credits and charges (a)	0.09	(0.01)	(0.04)	(0.01)	(0.02)	(0.05)
Contribution from affiliate	—	—	0.22	—	—	—
Distributions to shareholders from:
Net investment income	(1.20)	(1.96)	(2.95)	(2.34)	(1.59)	(2.16)
Net asset value, end of period	$260.26	$242.73	$185.39	$160.63	$181.66	$134.17
Total return (c)	7.72%	32.16%	17.46%(d)	(10.45)%	36.74%	6.64%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$148,349	$106,800	$83,424	$72,286	$86,289	$67,085
Ratios to average net assets:
Total expenses	0.12%(e)	0.12%	0.13%	0.12%	0.12%	0.12%
Net investment income (loss)	0.96%(e)	0.98%	1.73%	1.24%	1.01%	1.62%
Portfolio turnover rate (f)	22%(g)	56%	104%	60%	53%	65%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the period ended June 30, 2023, the total return would have been 17.32%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
158

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Value Tilt ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$172.15	$148.31	$133.90	$146.31	$97.54	$103.92
Income (loss) from investment operations:
Net investment income (loss) (a)	1.95	3.44	3.12	2.99	2.56	2.53
Net realized and unrealized gain (loss) (b)	11.92	23.73	14.42	(12.36)	48.10	(6.33)
Total from investment operations	13.87	27.17	17.54	(9.37)	50.66	(3.80)
Net equalization credits and charges (a)	(0.02)	0.08	(0.01)	(0.02)	0.58	(0.01)
Distributions to shareholders from:
Net investment income	(1.94)	(3.41)	(3.12)	(3.02)	(2.47)	(2.57)
Net asset value, end of period	$184.06	$172.15	$148.31	$133.90	$146.31	$97.54
Total return (c)	8.05%	18.54%	13.29%	(6.60)%	53.02%	(3.68)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$379,166	$352,914	$231,357	$203,533	$215,082	$20,483
Ratios to average net assets:
Total expenses	0.12%(d)	0.12%	0.13%	0.12%	0.12%	0.12%
Net investment income (loss)	2.11%(d)	2.16%	2.21%	2.00%	1.90%	2.46%
Portfolio turnover rate (e)	1%(f)	13%	14%	11%	24%	16%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
159

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Clean Power ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$60.35	$84.70	$78.18	$105.73	$49.44	$38.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.37	0.82	0.70	1.05	1.20	1.04
Net realized and unrealized gain (loss) (b)	0.21	(24.14)	6.55	(27.37)	55.34	10.88
Total from investment operations	0.58	(23.32)	7.25	(26.32)	56.54	11.92
Net equalization credits and charges (a)	(0.01)	(0.05)	0.04	(0.00)(c)	0.50	0.26
Distributions to shareholders from:
Net investment income	(0.35)	(0.98)	(0.77)	(1.23)	(0.75)	(0.80)
Net asset value, end of period	$60.57	$60.35	$84.70	$78.18	$105.73	$49.44
Total return (d)	0.92%	(27.69)%	9.35%	(25.03)%	115.51%	32.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$157,794	$178,946	$339,214	$266,970	$402,315	$29,418
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.46%	0.45%	0.45%	0.45%
Net investment income (loss)	1.17%(e)	1.21%	0.80%	1.15%	1.15%	2.42%
Portfolio turnover rate (f)	24%(g)	38%	32%	27%	43%	37%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
160

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Final Frontiers ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$44.68	$43.72	$35.32	$42.47	$30.36	$33.70
Income (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.28	0.20	0.18	0.48	0.29
Net realized and unrealized gain (loss) (b)	12.13	1.00	8.42	(7.14)	12.32	(3.63)
Total from investment operations	12.32	1.28	8.62	(6.96)	12.80	(3.34)
Net equalization credits and charges (a)	0.00(c)	(0.01)	(0.01)	(0.00)(c)	0.04	0.21
Distributions to shareholders from:
Net investment income	(0.20)	(0.31)	(0.21)	(0.19)	(0.73)	(0.21)
Net asset value, end of period	$56.80	$44.68	$43.72	$35.32	$42.47	$30.36
Total return (d)	27.60%	2.93%	24.43%	(16.42)%	42.54%	(9.34)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,882	$15,190	$17,923	$17,309	$22,509	$8,804
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.46%	0.45%	0.45%	0.45%
Net investment income (loss)	0.72%(e)	0.66%	0.51%	0.45%	1.26%	0.87%
Portfolio turnover rate (f)	10%(g)	21%	28%	22%	43%	39%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
161

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Future Security ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$56.58	$48.83	$43.97	$51.75	$36.60	$37.52
Income (loss) from investment operations:
Net investment income (loss) (a)	0.04	0.09	0.05	0.23	0.19	0.46
Net realized and unrealized gain (loss) (b)	10.45	7.77	4.85	(7.76)	15.15	(0.96)
Total from investment operations	10.49	7.86	4.90	(7.53)	15.34	(0.50)
Net equalization credits and charges (a)	(0.00)(c)	(0.01)	(0.00)(c)	(0.02)	0.17	0.02
Distributions to shareholders from:
Net investment income	(0.03)	(0.10)	(0.04)	(0.23)	(0.36)	(0.44)
Net asset value, end of period	$67.04	$56.58	$48.83	$43.97	$51.75	$36.60
Total return (d)	18.55%	16.07%	11.16%	(14.66)%	42.50%	(1.16)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$82,460	$57,710	$32,719	$28,580	$27,429	$19,397
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.46%	0.45%	0.45%	0.45%
Net investment income (loss)	0.11%(e)	0.17%	0.10%	0.46%	0.42%	1.25%
Portfolio turnover rate (f)	10%(g)	32%	33%	32%	39%	25%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
162

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Intelligent Structures ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$33.28	$35.95	$32.12	$47.76	$29.91	$30.22
Income (loss) from investment operations:
Net investment income (loss) (a)	0.17	0.36	0.56	0.37	0.56	0.42
Net realized and unrealized gain (loss) (b)	0.84	(2.65)	3.83	(15.59)	17.65	(0.27)
Total from investment operations	1.01	(2.29)	4.39	(15.22)	18.21	0.15
Net equalization credits and charges (a)	0.01	(0.01)	(0.01)	(0.00)(c)	0.04	(0.01)
Distributions to shareholders from:
Net investment income	(0.11)	(0.37)	(0.55)	(0.42)	(0.40)	(0.45)
Net asset value, end of period	$34.19	$33.28	$35.95	$32.12	$47.76	$29.91
Total return (d)	3.09%	(6.39)%	13.75%	(32.02)%	61.22%	0.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,258	$13,312	$23,366	$31,157	$53,013	$6,281
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.46%	0.45%	0.45%	0.45%
Net investment income (loss)	0.95%(e)	1.07%	1.61%	0.88%	1.27%	1.43%
Portfolio turnover rate (f)	11%(g)	31%	31%	32%	58%	26%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
163

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho New Economies Composite ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$46.06	$44.58	$40.57	$66.83	$37.27	$33.27
Income (loss) from investment operations:
Net investment income (loss) (a)	0.18	0.46	0.56	0.62	0.57	0.43
Net realized and unrealized gain (loss) (b)	4.85	1.61	4.03	(26.12)	29.61	3.43
Total from investment operations	5.03	2.07	4.59	(25.50)	30.18	3.86
Net equalization credits and charges (a)	(0.00)(c)	(0.00)(c)	(0.01)	(0.01)	0.01	0.48
Distributions to shareholders from:
Net investment income	(0.29)	(0.59)	(0.57)	(0.75)	(0.63)	(0.34)
Net asset value, end of period	$50.80	$46.06	$44.58	$40.57	$66.83	$37.27
Total return (d)	10.91%	4.69%	11.41%	(38.45)%	81.27%	13.09%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,086,680	$1,883,744	$1,810,051	$1,537,096	$2,131,029	$1,011,260
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.21%	0.20%	0.20%	0.20%
Net investment income (loss)	0.72%(e)	1.04%	1.34%	1.12%	1.01%	1.27%
Portfolio turnover rate (f)	19%(g)	59%	62%	61%	67%	91%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
164

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Smart Mobility ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$27.81	$33.44	$34.44	$62.05	$31.57	$28.05
Income (loss) from investment operations:
Net investment income (loss) (a)	0.41	0.74	0.71	0.39	0.88	0.40
Net realized and unrealized gain (loss) (b)	0.45	(5.49)	(1.13)	(27.65)	30.70	3.41
Total from investment operations	0.86	(4.75)	(0.42)	(27.26)	31.58	3.81
Net equalization credits and charges (a)	0.28	(0.02)	0.13	0.18	(0.64)	0.16
Distributions to shareholders from:
Net investment income	(0.53)	(0.86)	(0.71)	(0.53)	(0.46)	(0.45)
Net asset value, end of period	$28.42	$27.81	$33.44	$34.44	$62.05	$31.57
Total return (c)	4.07%	(14.40)%	(0.71)%	(43.90)%	98.17%	14.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,437	$44,215	$53,837	$77,138	$233,305	$5,367
Ratios to average net assets:
Total expenses	0.45%(d)	0.45%	0.46%	0.45%	0.45%	0.45%
Net investment income (loss)	2.88%(d)	2.47%	2.11%	0.75%	1.49%	1.47%
Portfolio turnover rate (e)	14%(f)	44%	33%	38%	70%	29%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
165

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P SmallCap 600 ESG ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 1/11/22*- 6/30/22
Net asset value, beginning of period	$28.99	$26.49	$24.65	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.35	0.41	0.41	0.17
Net realized and unrealized gain (loss) (b)	2.40	2.63	1.86	(5.37)
Total from investment operations	2.75	3.04	2.27	(5.20)
Net equalization credits and charges (a)	0.01	(0.06)	0.01	—
Distributions to shareholders from:
Net investment income	(0.33)	(0.48)	(0.42)	(0.15)
Return of capital	—	—	(0.02)	—
Total distributions	(0.33)	(0.48)	(0.44)	—
Net asset value, end of period	$31.42	$28.99	$26.49	$24.65
Total return (c)	9.53%	11.29%	9.39%	(16.81)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,071	$5,073	$3,974	$2,465
Ratios to average net assets:
Total expenses	0.12%(d)	0.12%	0.12%	0.12%(d)
Net investment income (loss)	2.18%(d)	1.50%	1.59%	1.32%(d)
Portfolio turnover rate (e)	8%(f)	47%	39%	31%
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
166

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Large Cap Low Volatility Index ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$152.83	$140.50	$130.93	$133.08	$102.17	$107.69
Income (loss) from investment operations:
Net investment income (loss) (a)	1.64	2.91	2.66	2.09	1.99	2.20
Net realized and unrealized gain (loss) (b)	12.60	12.39	9.83	(1.87)	31.82	(5.49)
Total from investment operations	14.24	15.30	12.49	0.22	33.81	(3.29)
Net equalization credits and charges (a)	(0.03)	0.22	(0.25)	(0.05)	(0.15)	0.01
Distributions to shareholders from:
Net investment income	(1.72)	(3.19)	(2.67)	(2.32)	(2.75)	(2.24)
Net asset value, end of period	$165.32	$152.83	$140.50	$130.93	$133.08	$102.17
Total return (c)	9.28%	11.16%	9.48%	0.05%	33.27%	(3.05)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$786,927	$695,377	$817,722	$557,743	$573,565	$658,964
Ratios to average net assets:
Total expenses	0.12%(d)	0.12%	0.13%	0.12%	0.12%	0.12%
Net investment income (loss)	1.95%(d)	2.02%	1.96%	1.50%	1.69%	2.04%
Portfolio turnover rate (e)	0%(f)(g)	22%	27%	22%	34%	25%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Amount is less than 0.005%.
(g)	Not annualized.
See accompanying notes to financial statements.
167

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Small Cap Low Volatility Index ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$110.08	$103.22	$104.54	$112.64	$76.41	$93.35
Income (loss) from investment operations:
Net investment income (loss) (a)	1.90	2.46	2.84	2.11	2.06	2.24
Net realized and unrealized gain (loss) (b)	17.58	7.21	(1.22)	(7.72)	36.73	(16.77)
Total from investment operations	19.48	9.67	1.62	(5.61)	38.79	(14.53)
Net equalization credits and charges (a)	(0.04)	0.17	0.01	0.03	(0.10)	0.07
Distributions to shareholders from:
Net investment income	(1.97)	(2.98)	(2.95)	(2.52)	(2.46)	(2.48)
Net asset value, end of period	$127.55	$110.08	$103.22	$104.54	$112.64	$76.41
Total return (c)	17.68%	9.65%	1.56%	(5.07)%	51.11%	(15.68)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$204,086	$171,727	$190,965	$186,085	$220,778	$247,577
Ratios to average net assets:
Total expenses	0.12%(d)	0.12%	0.13%	0.12%	0.12%	0.12%
Net investment income (loss)	2.99%(d)	2.33%	2.65%	1.86%	2.19%	2.56%
Portfolio turnover rate (e)	2%(f)	56%	31%	23%	52%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
168

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR MSCI USA Climate Paris Aligned ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Yield Focus ETF
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 500 ESG ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
SPDR S&P SmallCap 600 ESG ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
Each Fund is classified as a diversified investment company under the 1940 Act, except the SPDR S&P 1500 Momentum Tilt ETF, SPDR S&P SmallCap 600 ESG ETF and SPDR MSCI USA Climate Paris Aligned ETF are classified as a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of
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investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2024, is disclosed in each Fund’s respective Schedule of Investments.
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Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986 (the “Internal Revenue Code”), as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
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4.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2024,  the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
SPDR MSCI USA Climate Paris Aligned ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Russell 1000 Low Volatility Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Russell 1000 Momentum Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Russell 1000 Yield Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR S&P 500 ESG ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Funds' derivative instruments as of December 31, 2024, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$32,940	$—	$32,940
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	5,490	—	5,490
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	83,364	—	83,364
SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	8,600	—	8,600

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December 31, 2024 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$57,064	$—	$57,064
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	15,342	—	15,342
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	207,820	—	207,820
SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	53,038	—	53,038
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$(37,969)	$—	$(37,969)
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	(6,760)	—	(6,760)
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	(93,880)	—	(93,880)
SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	(6,705)	—	(6,705)
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR MSCI USA Climate Paris Aligned ETF	0.10%
SPDR Russell 1000 Low Volatility Focus ETF	0.20
SPDR Russell 1000 Momentum Focus ETF	0.20
SPDR Russell 1000 Yield Focus ETF	0.20
SPDR S&P 400 Mid Cap Growth ETF	0.15
SPDR S&P 400 Mid Cap Value ETF	0.15
SPDR S&P 500 ESG ETF	0.10
SPDR S&P 600 Small Cap Growth ETF	0.15
SPDR S&P 600 Small Cap Value ETF	0.15
SPDR S&P 1500 Momentum Tilt ETF	0.12
SPDR S&P 1500 Value Tilt ETF	0.12
SPDR S&P Kensho Clean Power ETF	0.45
SPDR S&P Kensho Final Frontiers ETF	0.45
SPDR S&P Kensho Future Security ETF	0.45
SPDR S&P Kensho Intelligent Structures ETF	0.45
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December 31, 2024 (Unaudited)

Annual Rate
SPDR S&P Kensho New Economies Composite ETF	0.20%
SPDR S&P Kensho Smart Mobility ETF	0.45
SPDR S&P SmallCap 600 ESG ETF	0.12
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2025. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2025 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2024, are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
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6.    Trustees' Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2024, were as follows:
	Purchases	Sales
SPDR MSCI USA Climate Paris Aligned ETF	$189,203	$310,739
SPDR Russell 1000 Low Volatility Focus ETF	5,937,969	5,643,582
SPDR Russell 1000 Momentum Focus ETF	18,924,489	18,568,161
SPDR Russell 1000 Yield Focus ETF	16,322,840	8,451,600
SPDR S&P 400 Mid Cap Growth ETF	868,246,713	869,425,529
SPDR S&P 400 Mid Cap Value ETF	838,484,975	835,015,646
SPDR S&P 500 ESG ETF	31,892,376	32,365,812
SPDR S&P 600 Small Cap Growth ETF	1,461,787,497	1,460,921,980
SPDR S&P 600 Small Cap Value ETF	1,295,669,927	1,295,639,884
SPDR S&P 1500 Momentum Tilt ETF	26,585,265	26,735,569
SPDR S&P 1500 Value Tilt ETF	6,175,023	4,662,084
SPDR S&P Kensho Clean Power ETF	41,568,837	41,595,302
SPDR S&P Kensho Final Frontiers ETF	2,064,971	1,759,265
SPDR S&P Kensho Future Security ETF	7,117,747	7,230,015
SPDR S&P Kensho Intelligent Structures ETF	1,334,713	1,310,609
SPDR S&P Kensho New Economies Composite ETF	394,865,816	95,901,212
SPDR S&P Kensho Smart Mobility ETF	4,935,557	5,005,914
SPDR S&P SmallCap 600 ESG ETF	496,201	500,788
SPDR SSGA US Large Cap Low Volatility Index ETF	5,999,165	1,382,559
SPDR SSGA US Small Cap Low Volatility Index ETF	7,682,032	3,938,472
For the period ended December 31, 2024, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Russell 1000 Low Volatility Focus ETF	$17,716,531	$111,939,626	$26,235,743
SPDR Russell 1000 Momentum Focus ETF	2,232,779	69,253,363	18,667,195
SPDR Russell 1000 Yield Focus ETF	57,625,921	112,459,987	17,417,532
SPDR S&P 400 Mid Cap Growth ETF	365,929,104	129,712,747	31,980,123
SPDR S&P 400 Mid Cap Value ETF	2,073,055,706	1,856,754,551	374,735,482
SPDR S&P 500 ESG ETF	463,650,637	110,023,379	42,060,970
SPDR S&P 600 Small Cap Growth ETF	327,701,637	87,013,228	28,983,529
SPDR S&P 600 Small Cap Value ETF	1,200,645,511	1,292,272,184	399,641,889
SPDR S&P 1500 Momentum Tilt ETF	61,323,294	27,537,727	8,327,780
SPDR S&P 1500 Value Tilt ETF	45,207,478	46,280,622	13,726,143
SPDR S&P Kensho Clean Power ETF	5,019,377	27,326,906	3,577,986
SPDR S&P Kensho Final Frontiers ETF	4,846,045	4,574,362	2,939,146
SPDR S&P Kensho Future Security ETF	24,021,886	10,521,210	6,334,701
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Kensho Intelligent Structures ETF	$—	$3,507,852	$334,339
SPDR S&P Kensho New Economies Composite ETF	418,056,275	414,068,525	186,315,398
SPDR S&P Kensho Smart Mobility ETF	15,549,103	35,747,375	1,113,955
SPDR S&P SmallCap 600 ESG ETF	2,401,031	762,420	123,737
SPDR SSGA US Large Cap Low Volatility Index ETF	165,916,203	138,450,047	29,166,588
SPDR SSGA US Small Cap Low Volatility Index ETF	20,181,006	17,131,376	2,947,220
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2024, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR MSCI USA Climate Paris Aligned ETF	$2,259,516	$402,835	$114,781	$288,054
SPDR Russell 1000 Low Volatility Focus ETF	516,696,113	87,160,504	22,574,193	64,586,311
SPDR Russell 1000 Momentum Focus ETF	76,776,487	14,924,273	2,630,516	12,293,757
SPDR Russell 1000 Yield Focus ETF	732,529,173	97,200,721	54,451,628	42,749,093
SPDR S&P 400 Mid Cap Growth ETF	2,568,449,009	368,354,825	59,447,743	308,907,082
SPDR S&P 400 Mid Cap Value ETF	2,940,526,777	121,563,607	145,978,230	(24,414,623)
SPDR S&P 500 ESG ETF	1,427,591,862	344,540,427	46,685,028	297,855,399
SPDR S&P 600 Small Cap Growth ETF	3,327,227,935	699,714,558	114,202,855	585,511,703
SPDR S&P 600 Small Cap Value ETF	4,224,624,577	357,291,125	264,226,203	93,064,922
SPDR S&P 1500 Momentum Tilt ETF	114,833,056	35,326,704	1,815,649	33,511,055
SPDR S&P 1500 Value Tilt ETF	338,173,586	64,049,327	22,534,525	41,514,802
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Kensho Clean Power ETF	$245,804,116	$21,749,712	$94,918,831	$(73,169,119)
SPDR S&P Kensho Final Frontiers ETF	17,573,238	4,491,266	901,903	3,589,363
SPDR S&P Kensho Future Security ETF	75,539,181	12,217,770	2,960,409	9,257,361
SPDR S&P Kensho Intelligent Structures ETF	14,237,006	1,332,379	4,864,823	(3,532,444)
SPDR S&P Kensho New Economies Composite ETF	2,062,798,719	344,305,654	140,854,501	203,451,153
SPDR S&P Kensho Smart Mobility ETF	41,758,165	1,470,630	16,826,863	(15,356,233)
SPDR S&P SmallCap 600 ESG ETF	6,800,834	780,768	518,760	262,008
SPDR SSGA US Large Cap Low Volatility Index ETF	710,072,840	99,918,067	24,128,559	75,789,508
SPDR SSGA US Small Cap Low Volatility Index ETF	192,649,907	28,421,854	11,539,877	16,881,977
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2024, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Russell 1000 Low Volatility Focus ETF	$ 3,371,823	$ 3,213,221	$ 224,504	$ 3,437,725
SPDR Russell 1000 Momentum Focus ETF	191,536	164,365	31,593	195,958
SPDR Russell 1000 Yield Focus ETF	3,199,212	2,370,802	882,788	3,253,590
SPDR S&P 400 Mid Cap Growth ETF	160,940,650	116,805,406	47,812,235	164,617,641
SPDR S&P 400 Mid Cap Value ETF	128,422,483	56,635,600	74,616,410	131,252,010
SPDR S&P 600 Small Cap Growth ETF	494,835,247	287,423,566	220,693,070	508,116,636
SPDR S&P 600 Small Cap Value ETF	607,295,008	348,526,070	271,808,980	620,335,050
SPDR S&P 1500 Momentum Tilt ETF	118,051	51,780	70,611	122,391
SPDR S&P 1500 Value Tilt ETF	1,430,673,000	867,515	602,176	1,469,691
SPDR S&P Kensho Clean Power ETF	39,892,809	14,969,727	26,761,869	41,731,596
SPDR S&P Kensho Final Frontiers ETF	1,615,583	1,276,570	438,008	1,714,578
SPDR S&P Kensho Future Security ETF	4,127,486	2,317,567	2,158,253	4,475,820
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR S&P Kensho Intelligent Structures ETF	$515,055	$455,542	$98,218	$553,760
SPDR S&P Kensho New Economies Composite ETF	264,502,644	180,667,124	98,156,419	278,823,543
SPDR S&P Kensho Smart Mobility ETF	2,561,341	1,988,112	785,191	2,773,303
SPDR SSGA US Large Cap Low Volatility Index ETF	4,748,985	—	4,855,735	4,855,735
SPDR SSGA US Small Cap Low Volatility Index ETF	9,542,145	5,760,059	4,054,830	9,814,889
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2024:
		Remaining Contractual Maturity of the Agreements as of December 31, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Russell 1000 Low Volatility Focus ETF	Common Stocks	$3,213,221	$—	$—	$—	$3,213,221	$3,213,221
SPDR Russell 1000 Momentum Focus ETF	Common Stocks	164,365	—	—	—	164,365	164,365
SPDR Russell 1000 Yield Focus ETF	Common Stocks	2,370,802	—	—	—	2,370,802	2,370,802
SPDR S&P 400 Mid Cap Growth ETF	Common Stocks	116,805,406	—	—	—	116,805,406	116,805,406
SPDR S&P 400 Mid Cap Value ETF	Common Stocks	56,635,600	—	—	—	56,635,600	56,635,600
SPDR S&P 600 Small Cap Growth ETF	Common Stocks	287,423,566	—	—	—	287,423,566	287,423,566
SPDR S&P 600 Small Cap Value ETF	Common Stocks	348,526,070	—	—	—	348,526,070	348,526,070
SPDR S&P 1500 Momentum Tilt ETF	Common Stocks	51,780	—	—	—	51,780	51,780
SPDR S&P 1500 Value Tilt ETF	Common Stocks	867,515	—	—	—	867,515	867,515
SPDR S&P Kensho Clean Power ETF	Common Stocks	14,969,727	—	—	—	14,969,727	14,969,727
SPDR S&P Kensho Final Frontiers ETF	Common Stocks	1,276,570	—	—	—	1,276,570	1,276,570
SPDR S&P Kensho Future Security ETF	Common Stocks	2,317,567	—	—	—	2,317,567	2,317,567
SPDR S&P Kensho Intelligent Structures ETF	Common Stocks	455,542	—	—	—	455,542	455,542
SPDR S&P Kensho New Economies Composite ETF	Common Stocks	180,667,124	—	—	—	180,667,124	180,667,124
SPDR S&P Kensho Smart Mobility ETF	Common Stocks	1,988,112	—	—	—	1,988,112	1,988,112
SPDR SSGA US Small Cap Low Volatility Index ETF	Common Stocks	5,760,059	—	—	—	5,760,059	5,760,059
178

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

11.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions default.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future,against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries,which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
179

Semi-Annual Financial Statements and Other Information
December 31, 2024
SPDR® Series Trust - Equity Funds
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500® Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR MSCI USA Gender Diversity ETF
SPDR ICE Preferred Securities ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding  Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AUTO COMPONENTS — 1.3%
Hesai Group ADR (a)	89,612	$1,238,438
COMMERCIAL SERVICES & SUPPLIES — 1.1%
ACV Auctions, Inc. Class A (a)	49,574	1,070,798
COMMUNICATIONS EQUIPMENT — 2.1%
Arista Networks, Inc. (a)	8,956	989,907
Calix, Inc. (a)	28,663	999,479
		1,989,386
CONSUMER FINANCE — 1.8%
NerdWallet, Inc. Class A (a)	75,440	1,003,352
Upstart Holdings, Inc. (a) (b)	11,881	731,513
		1,734,865
DIVERSIFIED CONSUMER SERVICES — 2.1%
Duolingo, Inc. (a)	2,977	965,233
Udemy, Inc. (a)	126,745	1,043,111
		2,008,344
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
OSI Systems, Inc. (a)	5,536	926,893
ENTERTAINMENT — 5.0%
Electronic Arts, Inc.	6,385	934,126
IMAX Corp. (a)	38,662	989,747
Netflix, Inc. (a)	1,095	975,995
ROBLOX Corp. Class A (a)	16,885	976,966
Spotify Technology SA (a)	2,082	931,445
		4,808,279
FINANCIAL SERVICES — 2.8%
AvidXchange Holdings, Inc. (a)	90,257	933,257
Sezzle, Inc. (a)	3,257	833,141
Toast, Inc. Class A (a)	26,393	962,025
		2,728,423
GROUND TRANSPORTATION — 1.0%
Full Truck Alliance Co. Ltd. ADR	89,773	971,344
HEALTH CARE TECHNOLOGY — 5.0%
Doximity, Inc. Class A (a)	19,301	1,030,480
Phreesia, Inc. (a)	40,351	1,015,231
Schrodinger, Inc. (a)	48,314	931,977
Simulations Plus, Inc.	32,537	907,457
Veeva Systems, Inc. Class A (a)	4,399	924,890
		4,810,035
HOTELS, RESTAURANTS & LEISURE — 1.0%
Sabre Corp. (a)	258,041	941,850
INTERACTIVE MEDIA & SERVICES — 4.9%
Bumble, Inc. Class A (a)	120,958	984,598
fuboTV, Inc. (a) (b)	653,493	823,401
Meta Platforms, Inc. Class A	1,618	947,355
Pinterest, Inc. Class A (a)	32,834	952,186
Reddit, Inc. Class A (a)	5,829	952,692
		4,660,232
Security Description	Shares	Value
IT SERVICES — 9.1%
Amdocs Ltd.	11,528	$981,494
ASGN, Inc. (a)	11,433	952,826
Cognizant Technology Solutions Corp. Class A	12,570	966,633
Couchbase, Inc. (a)	65,603	1,022,751
EPAM Systems, Inc. (a)	4,114	961,935
Globant SA (a)	4,642	995,338
Kyndryl Holdings, Inc. (a)	28,501	986,135
MongoDB, Inc. (a)	3,767	876,995
Okta, Inc. (a)	12,274	967,191
		8,711,298
MEDIA — 0.9%
Ibotta, Inc. Class A (a) (b)	13,627	886,845
PROFESSIONAL SERVICES — 10.0%
Concentrix Corp. (b)	22,805	986,772
Dayforce, Inc. (a)	13,041	947,298
Fiverr International Ltd. (a) (b)	29,538	937,241
Genpact Ltd.	22,529	967,621
Parsons Corp. (a)	10,422	961,430
Paycom Software, Inc.	4,292	879,731
Paycor HCM, Inc. (a)	50,369	935,352
Paylocity Holding Corp. (a)	5,028	1,002,935
SS&C Technologies Holdings, Inc.	13,126	994,688
Upwork, Inc. (a)	59,583	974,182
		9,587,250
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
Zillow Group, Inc. Class C (a)	12,591	932,364
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.8%
ACM Research, Inc. Class A (a) (b)	64,552	974,735
ARM Holdings PLC ADR (a)	6,606	814,916
Axcelis Technologies, Inc. (a)	13,367	933,952
Impinj, Inc. (a)	6,666	968,303
Micron Technology, Inc.	9,790	823,927
NVIDIA Corp.	7,496	1,006,638
		5,522,471
SOFTWARE — 43.2%
Alkami Technology, Inc. (a)	25,407	931,929
Amplitude, Inc. Class A (a)	85,576	902,827
Asana, Inc. Class A (a)	41,672	844,691
Atlassian Corp. Class A (a)	3,612	879,089
Bill Holdings, Inc. (a)	11,457	970,522
Braze, Inc. Class A (a)	24,174	1,012,407
Check Point Software Technologies Ltd. (a)	5,360	1,000,712
Clear Secure, Inc. Class A	38,163	1,016,662
Clearwater Analytics Holdings, Inc. Class A (a)	34,045	936,918
Crowdstrike Holdings, Inc. Class A (a)	2,735	935,808
CyberArk Software Ltd. (a)	3,211	1,069,745
Daily Journal Corp. (a)	1,781	1,011,590
Datadog, Inc. Class A (a)	6,576	939,645

See accompanying notes to financial statements.
1

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Dynatrace, Inc. (a)	18,496	$1,005,258
Enfusion, Inc. Class A (a)	94,494	973,288
Fortinet, Inc. (a)	10,274	970,687
HashiCorp, Inc. Class A (a)	29,791	1,019,150
Intapp, Inc. (a)	14,664	939,816
InterDigital, Inc.	5,178	1,003,082
Jamf Holding Corp. (a)	67,951	954,712
JFrog Ltd. (a)	33,367	981,323
Manhattan Associates, Inc. (a)	3,366	909,628
Monday.com Ltd. (a)	3,675	865,242
nCino, Inc. (a)	28,380	953,000
Olo, Inc. Class A (a)	130,526	1,002,440
Onestream, Inc. (a)	34,618	987,305
PagerDuty, Inc. (a)	49,870	910,626
Palo Alto Networks, Inc. (a)	5,120	931,635
Procore Technologies, Inc. (a)	12,768	956,706
Q2 Holdings, Inc. (a)	9,575	963,724
Qualys, Inc. (a)	6,821	956,441
Rapid7, Inc. (a)	25,356	1,020,072
SentinelOne, Inc. Class A (a)	42,090	934,398
Smartsheet, Inc. Class A (a)	17,964	1,006,523
SPS Commerce, Inc. (a)	5,231	962,452
Tenable Holdings, Inc. (a)	24,191	952,642
UiPath, Inc. Class A (a)	71,832	912,985
Unity Software, Inc. (a) (b)	41,177	925,247
Varonis Systems, Inc. (a)	21,367	949,336
Vertex, Inc. Class A (a)	19,209	1,024,800
Workday, Inc. Class A (a)	3,677	948,776
Workiva, Inc. (a)	9,688	1,060,836
Zscaler, Inc. (a)	5,069	914,498
		41,349,173
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Super Micro Computer, Inc. (a)	27,531	839,145
TOTAL COMMON STOCKS (Cost $107,864,463)		95,717,433
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	76,091	$76,091
State Street Navigator Securities Lending Portfolio II (e) (f)	997,141	997,141
TOTAL SHORT-TERM INVESTMENTS (Cost $1,073,232)		1,073,232
TOTAL INVESTMENTS — 101.1% (Cost $108,937,695)		96,790,665
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(1,027,219)
NET ASSETS — 100.0%		$95,763,446
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$95,717,433	$—	$—	$95,717,433
Short-Term Investments	1,073,232	—	—	1,073,232
TOTAL INVESTMENTS	$96,790,665	$—	$—	$96,790,665
See accompanying notes to financial statements.
2

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	188,524	$188,580	$189,257	$377,837	$9	$(9)	—	$—	$1,995
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,428,720	1,352,629	—	—	76,091	76,091	1,464
State Street Navigator Securities Lending Portfolio II	4,587,265	4,587,265	30,649,413	34,239,537	—	—	997,141	997,141	4,104
Total		$4,775,845	$32,267,390	$35,970,003	$9	$(9)		$1,073,232	$7,563
See accompanying notes to financial statements.
3

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 1.8%
BHP Group Ltd.	62,578	$1,532,372
National Australia Bank Ltd.	64,734	1,486,970
Rio Tinto PLC	26,596	1,573,176
		4,592,518
BELGIUM — 0.5%
Anheuser-Busch InBev SA	25,626	1,280,349
BRAZIL — 0.6%
Petroleo Brasileiro SA ADR	35,526	420,628
Petroleo Brasileiro SA Preference Shares	178,262	1,044,263
		1,464,891
CANADA — 1.3%
Nutrien Ltd. (a)	35,292	1,578,349
Royal Bank of Canada	13,438	1,619,437
		3,197,786
CHINA — 3.0%
Alibaba Group Holding Ltd.	42,900	455,070
Alibaba Group Holding Ltd. ADR	14,011	1,187,993
China Construction Bank Corp. Class H	2,314,288	1,930,572
Industrial & Commercial Bank of China Ltd. Class H	3,011,110	2,019,565
Tencent Holdings Ltd.	33,606	1,804,041
		7,397,241
FINLAND — 0.6%
Sampo OYJ Class A	36,160	1,474,532
FRANCE — 4.2%
Air Liquide SA	8,816	1,432,518
BNP Paribas SA	23,668	1,451,376
Cie de Saint-Gobain SA	18,885	1,675,899
Engie SA	94,621	1,500,075
LVMH Moet Hennessy Louis Vuitton SE	2,448	1,610,932
TotalEnergies SE	24,574	1,358,073
Vinci SA	13,703	1,415,256
		10,444,129
GERMANY — 4.5%
Allianz SE	5,235	1,604,027
BASF SE	34,420	1,513,356
Deutsche Bank AG	101,773	1,753,622
E.ON SE	110,835	1,290,585
Mercedes-Benz Group AG	26,448	1,473,415
SAP SE	7,420	1,815,590
Siemens AG	9,075	1,771,929
		11,222,524
INDIA — 1.8%
Infosys Ltd. ADR (a)	71,807	1,574,010
Reliance Industries Ltd.	84,166	1,194,896
Reliance Industries Ltd. GDR (b)	2,103	119,450
Security Description	Shares	Value
Tata Consultancy Services Ltd.	30,458	$1,456,769
		4,345,125
IRELAND — 0.7%
Accenture PLC Class A	4,681	1,646,729
ITALY — 1.3%
Generali	59,134	1,669,831
UniCredit SpA	40,325	1,608,671
		3,278,502
JAPAN — 10.3%
Bridgestone Corp. (a)	43,767	1,487,120
Canon, Inc. (a)	49,181	1,615,062
Honda Motor Co. Ltd.	158,815	1,551,165
Komatsu Ltd.	62,647	1,733,994
Mitsubishi Corp.	82,540	1,367,614
Mitsubishi UFJ Financial Group, Inc.	160,048	1,879,922
Mitsui & Co. Ltd.	80,346	1,692,706
Mizuho Financial Group, Inc.	82,522	2,033,645
Nippon Steel Corp.	77,718	1,573,547
Panasonic Holdings Corp.	193,164	2,019,397
Seven & i Holdings Co. Ltd.	107,052	1,694,059
SoftBank Group Corp.	27,556	1,610,473
Sony Group Corp.	89,180	1,911,730
Takeda Pharmaceutical Co. Ltd.	56,001	1,489,820
Toyota Motor Corp.	94,600	1,893,685
		25,553,939
LUXEMBOURG — 0.7%
ArcelorMittal SA	72,505	1,684,020
MEXICO — 0.6%
America Movil SAB de CV (a)	1,976,145	1,420,850
NETHERLANDS — 0.6%
ASML Holding NV	2,042	1,435,105
SOUTH AFRICA — 1.5%
Anglo American PLC	59,640	1,765,746
Naspers Ltd. Class N	8,338	1,844,001
		3,609,747
SOUTH KOREA — 0.5%
Samsung Electronics Co. Ltd.	12,731	460,068
Samsung Electronics Co. Ltd. GDR	854	777,140
		1,237,208
SPAIN — 1.8%
Banco Bilbao Vizcaya Argentaria SA	160,843	1,574,259
Banco Santander SA	340,640	1,574,775
Telefonica SA (a)	354,020	1,443,256
		4,592,290
SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson Class B	221,901	1,805,051

See accompanying notes to financial statements.
4

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 1.9%
ABB Ltd.	29,750	$1,610,850
Novartis AG	14,371	1,406,574
UBS Group AG	55,846	1,708,810
		4,726,234
TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	9,904	1,955,941
UNITED KINGDOM — 3.6%
AstraZeneca PLC	10,606	1,390,459
BAE Systems PLC	94,626	1,361,083
HSBC Holdings PLC	190,555	1,874,127
National Grid PLC	121,241	1,442,501
Tesco PLC	344,200	1,587,653
Vodafone Group PLC	1,615,653	1,382,012
		9,037,835
UNITED STATES — 56.3%
3M Co.	12,432	1,604,847
Abbott Laboratories	14,292	1,616,568
AbbVie, Inc.	8,536	1,516,847
Adobe, Inc. (c)	3,065	1,362,944
Advanced Micro Devices, Inc. (c)	10,923	1,319,389
Alphabet, Inc. Class A	5,744	1,087,339
Alphabet, Inc. Class C	4,725	899,829
Amazon.com, Inc. (c)	8,859	1,943,576
American Express Co.	6,378	1,892,927
American International Group, Inc.	22,728	1,654,598
Amgen, Inc.	5,001	1,303,461
Apple, Inc.	7,413	1,856,363
AT&T, Inc.	76,279	1,736,873
Bank of America Corp.	42,738	1,878,335
Bank of New York Mellon Corp.	24,040	1,846,993
Baxter International, Inc.	41,873	1,221,017
Berkshire Hathaway, Inc. Class B (c)	3,657	1,657,645
Boeing Co. (c)	10,579	1,872,483
Booking Holdings, Inc.	427	2,121,515
BP PLC	313,001	1,540,570
Broadcom, Inc.	9,874	2,289,188
Carnival Corp. (c)	95,678	2,384,296
Caterpillar, Inc.	4,785	1,735,807
Chevron Corp.	11,734	1,699,553
Cisco Systems, Inc.	33,197	1,965,262
Coca-Cola Co.	23,302	1,450,783
Colgate-Palmolive Co.	15,735	1,430,469
ConocoPhillips	16,079	1,594,554
CVS Health Corp.	28,663	1,286,682
Deere & Co.	4,228	1,791,404
Duke Energy Corp.	14,168	1,526,460
DuPont de Nemours, Inc.	20,279	1,546,274
eBay, Inc.	25,981	1,609,523
Eli Lilly & Co.	1,812	1,398,864
Exxon Mobil Corp.	14,795	1,591,498
FedEx Corp.	5,801	1,631,995
Security Description	Shares	Value
General Electric Co.	9,274	$1,546,810
Gilead Sciences, Inc.	20,072	1,854,051
Goldman Sachs Group, Inc.	3,468	1,985,846
GSK PLC	77,450	1,306,083
Home Depot, Inc.	4,324	1,681,993
Honeywell International, Inc.	8,146	1,840,100
Howmet Aerospace, Inc.	17,377	1,900,522
HP, Inc.	49,479	1,614,500
Intel Corp.	84,608	1,696,390
International Business Machines Corp.	7,672	1,686,536
Johnson & Johnson	10,053	1,453,865
JPMorgan Chase & Co.	7,989	1,915,043
McDonald's Corp.	5,584	1,618,746
Medtronic PLC	18,316	1,463,082
Merck & Co., Inc.	14,359	1,428,433
Meta Platforms, Inc. Class A	3,161	1,850,797
Microsoft Corp.	3,795	1,599,592
Mondelez International, Inc. Class A	22,122	1,321,347
Nestle SA	16,108	1,330,943
Netflix, Inc. (c)	2,405	2,143,625
NextEra Energy, Inc.	19,638	1,407,848
NIKE, Inc. Class B	20,870	1,579,233
NVIDIA Corp.	13,819	1,855,753
Oracle Corp.	10,260	1,709,726
PayPal Holdings, Inc. (c)	23,554	2,010,334
PepsiCo, Inc.	9,367	1,424,346
Pfizer, Inc.	56,815	1,507,302
Philip Morris International, Inc.	13,236	1,592,953
Procter & Gamble Co.	9,556	1,602,063
Prologis, Inc. REIT	12,798	1,352,749
QUALCOMM, Inc.	9,885	1,518,534
Roche Holding AG	5,311	1,497,336
RTX Corp.	13,899	1,608,392
Salesforce, Inc.	6,517	2,178,829
Schlumberger NV	41,255	1,581,717
Shell PLC (d)	9,583	297,163
Shell PLC (d)	39,943	1,245,586
Simon Property Group, Inc. REIT	10,118	1,742,421
Starbucks Corp.	16,736	1,527,160
Tesla, Inc. (c)	7,154	2,889,071
Travelers Cos., Inc.	6,940	1,671,777
Union Pacific Corp.	6,613	1,508,029
United Parcel Service, Inc. Class B	13,055	1,646,235
UnitedHealth Group, Inc.	2,740	1,386,056
Verizon Communications, Inc.	37,428	1,496,746
Visa, Inc. Class A	5,759	1,820,074
Walmart, Inc.	20,493	1,851,543
Walt Disney Co.	18,358	2,044,163
Wells Fargo & Co.	31,269	2,196,335
		139,854,509
TOTAL COMMON STOCKS (Cost $199,923,986)		247,257,055

See accompanying notes to financial statements.
5

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (e) (f)	588,748	$588,748
State Street Navigator Securities Lending Portfolio II (g) (h)	5,011,404	5,011,404
TOTAL SHORT-TERM INVESTMENTS (Cost $5,600,152)		5,600,152
TOTAL INVESTMENTS — 101.9% (Cost $205,524,138)		252,857,207
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(4,612,357)
NET ASSETS — 100.0%		$248,244,850
(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.0% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2024.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1	03/21/2025	$306,484	$296,787	$(9,697)
MSCI EAFE Index (long)	2	03/21/2025	233,483	226,750	(6,733)
					$(16,430)

During the period ended December 31, 2024, the average notional value related to futures contracts was $1,104,733.
See accompanying notes to financial statements.
6

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$247,257,055	$—	$—	$247,257,055
Short-Term Investments	5,600,152	—	—	5,600,152
TOTAL INVESTMENTS	$252,857,207	$—	$—	$252,857,207
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(16,430)	$—	$—	$(16,430)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(16,430)	$—	$—	$(16,430)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	138,634	$138,634	$7,789,749	$7,339,635	$—	$—	588,748	$588,748	$11,495
State Street Navigator Securities Lending Portfolio II	5,126,614	5,126,614	28,648,338	28,763,548	—	—	5,011,404	5,011,404	9,319
Total		$5,265,248	$36,438,087	$36,103,183	$—	$—		$5,600,152	$20,814
See accompanying notes to financial statements.
7

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.5%
Axon Enterprise, Inc. (a)	45	$26,745
Boeing Co. (a)	3,587	634,899
General Dynamics Corp.	3,564	939,078
General Electric Co.	8,181	1,364,509
HEICO Corp.	170	40,416
HEICO Corp. Class A	286	53,219
Howmet Aerospace, Inc.	1,433	156,727
Huntington Ingalls Industries, Inc.	821	155,144
L3Harris Technologies, Inc.	2,296	482,803
Lockheed Martin Corp.	18,471	8,975,798
Northrop Grumman Corp.	12,601	5,913,523
RTX Corp.	20,616	2,385,684
Textron, Inc.	3,527	269,780
TransDigm Group, Inc.	108	136,866
		21,535,191
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	4,506	465,560
Expeditors International of Washington, Inc.	6,903	764,645
FedEx Corp.	5,520	1,552,942
United Parcel Service, Inc. Class B	14,456	1,822,901
		4,606,048
AIRLINES — 0.0% (b)
Delta Air Lines, Inc.	2,564	155,122
Southwest Airlines Co.	3,057	102,776
		257,898
AUTO COMPONENTS — 0.0% (b)
Aptiv PLC (a)	8,532	516,015
AUTOMOBILES — 0.7%
Ford Motor Co.	264,842	2,621,936
General Motors Co.	69,178	3,685,112
Rivian Automotive, Inc. Class A (a) (c)	4,759	63,295
Tesla, Inc. (a)	7,600	3,069,184
		9,439,527
BANKS — 3.5%
Bank of America Corp.	201,614	8,860,935
Citigroup, Inc.	96,444	6,788,693
Citizens Financial Group, Inc.	18,034	789,168
Fifth Third Bancorp	16,832	711,657
First Citizens BancShares, Inc. Class A	1,318	2,784,960
Huntington Bancshares, Inc.	40,924	665,834
JPMorgan Chase & Co.	57,192	13,709,494
KeyCorp	30,009	514,354
M&T Bank Corp.	4,332	814,459
PNC Financial Services Group, Inc.	9,916	1,912,301
Regions Financial Corp.	27,393	644,283
Truist Financial Corp.	47,107	2,043,502
Security Description	Shares	Value
U.S. Bancorp	41,475	$1,983,749
Wells Fargo & Co.	87,794	6,166,651
		48,390,040
BEVERAGES — 2.1%
Brown-Forman Corp. Class B	6,809	258,606
Coca-Cola Co.	180,218	11,220,373
Constellation Brands, Inc. Class A	1,066	235,586
Keurig Dr. Pepper, Inc.	106,522	3,421,486
Molson Coors Beverage Co. Class B	5,043	289,065
Monster Beverage Corp. (a)	29,054	1,527,078
PepsiCo, Inc.	85,797	13,046,292
		29,998,486
BIOTECHNOLOGY — 2.5%
AbbVie, Inc.	42,727	7,592,588
Alnylam Pharmaceuticals, Inc. (a)	4,414	1,038,658
Amgen, Inc.	10,404	2,711,699
Biogen, Inc. (a)	3,111	475,734
BioMarin Pharmaceutical, Inc. (a)	18,303	1,203,056
Exact Sciences Corp. (a)	973	54,673
Gilead Sciences, Inc.	52,178	4,819,682
Incyte Corp. (a)	31,565	2,180,195
Moderna, Inc. (a)	19,286	801,912
Neurocrine Biosciences, Inc. (a)	13,460	1,837,290
Regeneron Pharmaceuticals, Inc. (a)	5,138	3,659,951
United Therapeutics Corp. (a)	3,514	1,239,880
Vertex Pharmaceuticals, Inc. (a)	16,349	6,583,742
		34,199,060
BROADLINE RETAIL — 0.9%
Amazon.com, Inc. (a)	45,963	10,083,822
eBay, Inc.	4,367	270,536
MercadoLibre, Inc. (a)	1,100	1,870,484
		12,224,842
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	5,039	343,710
Allegion PLC	3,404	444,835
Builders FirstSource, Inc. (a)	2,551	364,614
Carlisle Cos., Inc.	350	129,094
Carrier Global Corp.	7,386	504,168
Fortune Brands Innovations, Inc.	1,547	105,707
Johnson Controls International PLC	7,767	613,049
Lennox International, Inc.	169	102,972
Masco Corp.	2,218	160,960
Owens Corning	1,418	241,514
Trane Technologies PLC	8,343	3,081,487
		6,092,110
CAPITAL MARKETS — 2.9%
Ameriprise Financial, Inc.	4,712	2,508,810
ARES Management Corp. Class A	775	137,198
Bank of New York Mellon Corp.	13,733	1,055,106
Blackrock, Inc.	5,615	5,755,993

See accompanying notes to financial statements.
8

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Blackstone, Inc.	2,819	$486,052
Carlyle Group, Inc.	3,162	159,649
Cboe Global Markets, Inc.	23,224	4,537,970
Charles Schwab Corp.	14,794	1,094,904
CME Group, Inc.	24,695	5,734,920
Coinbase Global, Inc. Class A (a)	542	134,579
FactSet Research Systems, Inc.	1,387	666,148
Franklin Resources, Inc.	8,858	179,729
Goldman Sachs Group, Inc.	6,300	3,607,506
Intercontinental Exchange, Inc.	12,824	1,910,904
KKR & Co., Inc.	2,968	438,997
LPL Financial Holdings, Inc.	2,723	889,087
MarketAxess Holdings, Inc.	1,395	315,326
Moody's Corp.	5,479	2,593,594
Morgan Stanley	18,247	2,294,013
MSCI, Inc.	229	137,402
Nasdaq, Inc.	3,068	237,187
Northern Trust Corp.	3,579	366,847
Raymond James Financial, Inc.	2,373	368,598
Robinhood Markets, Inc. Class A (a)	1,427	53,170
S&P Global, Inc.	1,758	875,537
SEI Investments Co.	4,545	374,872
State Street Corp. (d)	7,674	753,203
T. Rowe Price Group, Inc.	10,639	1,203,164
Tradeweb Markets, Inc. Class A	7,403	969,201
		39,839,666
CHEMICALS — 1.0%
Air Products & Chemicals, Inc.	1,898	550,496
Albemarle Corp.	2,794	240,508
Celanese Corp.	5,300	366,813
CF Industries Holdings, Inc.	4,711	401,942
Corteva, Inc.	41,994	2,391,978
Dow, Inc.	27,326	1,096,592
DuPont de Nemours, Inc.	7,160	545,950
Eastman Chemical Co.	2,662	243,094
Ecolab, Inc.	1,381	323,596
International Flavors & Fragrances, Inc.	3,440	290,852
Linde PLC	5,078	2,126,006
LyondellBasell Industries NV Class A	10,100	750,127
Mosaic Co.	21,823	536,409
PPG Industries, Inc.	3,007	359,186
RPM International, Inc.	1,293	159,117
Sherwin-Williams Co.	8,457	2,874,788
Westlake Corp.	1,035	118,663
		13,376,117
COMMERCIAL SERVICES & SUPPLIES — 2.0%
Cintas Corp.	13,874	2,534,780
Copart, Inc. (a)	31,711	1,819,894
Republic Services, Inc.	35,273	7,096,222
Rollins, Inc.	45,910	2,127,929
Veralto Corp.	9,378	955,149
Waste Connections, Inc.	40,167	6,891,854
Security Description	Shares	Value
Waste Management, Inc.	33,047	$6,668,554
		28,094,382
COMMUNICATIONS EQUIPMENT — 2.5%
Arista Networks, Inc. (a)	53,792	5,945,630
Cisco Systems, Inc.	285,431	16,897,515
F5, Inc. (a)	12,958	3,258,548
Juniper Networks, Inc.	64,383	2,411,143
Motorola Solutions, Inc.	15,125	6,991,229
		35,504,065
CONSTRUCTION & ENGINEERING — 0.1%
AECOM	1,566	167,280
EMCOR Group, Inc.	1,962	890,552
Quanta Services, Inc.	908	286,973
		1,344,805
CONSTRUCTION MATERIALS — 0.1%
CRH PLC	9,829	909,379
Martin Marietta Materials, Inc.	443	228,809
Vulcan Materials Co.	942	242,311
		1,380,499
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	11,096	399,567
American Express Co.	4,910	1,457,239
Capital One Financial Corp.	10,661	1,901,070
Discover Financial Services	4,806	832,543
Synchrony Financial	10,561	686,465
		5,276,884
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.8%
Albertsons Cos., Inc. Class A	28,487	559,485
Costco Wholesale Corp.	18,302	16,769,574
Dollar General Corp.	8,373	634,841
Dollar Tree, Inc. (a)	7,059	529,001
Kroger Co.	76,601	4,684,151
Sysco Corp.	10,890	832,649
Target Corp.	10,221	1,381,675
Walgreens Boots Alliance, Inc.	153,288	1,430,177
Walmart, Inc.	135,398	12,233,209
		39,054,762
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	26,204	246,580
Avery Dennison Corp.	805	150,640
Ball Corp.	4,003	220,685
Crown Holdings, Inc.	2,206	182,414
International Paper Co.	7,493	403,273
Packaging Corp. of America	4,975	1,120,022
Smurfit WestRock PLC	10,135	545,871
		2,869,485
DISTRIBUTORS — 0.1%
Genuine Parts Co.	2,917	340,589
LKQ Corp.	6,785	249,349
Pool Corp.	1,517	517,206
		1,107,144

See accompanying notes to financial statements.
9

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED REITs — 0.0% (b)
WP Carey, Inc. REIT	3,435	$187,139
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc.	400,686	9,123,620
Verizon Communications, Inc.	282,620	11,301,974
		20,425,594
ELECTRIC UTILITIES — 2.1%
Alliant Energy Corp.	11,176	660,949
American Electric Power Co., Inc.	28,427	2,621,822
Constellation Energy Corp.	2,089	467,330
Duke Energy Corp.	75,977	8,185,762
Edison International	7,552	602,952
Entergy Corp.	7,404	561,371
Evergy, Inc.	4,659	286,761
Eversource Energy	6,425	368,988
Exelon Corp.	22,386	842,609
FirstEnergy Corp.	8,810	350,462
NextEra Energy, Inc.	23,679	1,697,548
NRG Energy, Inc.	4,232	381,811
PG&E Corp.	102,210	2,062,598
PPL Corp.	10,661	346,056
Southern Co.	86,601	7,128,994
Xcel Energy, Inc.	40,627	2,743,135
		29,309,148
ELECTRICAL EQUIPMENT — 0.3%
AMETEK, Inc.	1,546	278,682
Eaton Corp. PLC	1,955	648,806
Emerson Electric Co.	5,412	670,709
GE Vernova, Inc.	1,979	650,953
Hubbell, Inc.	1,887	790,445
Rockwell Automation, Inc.	4,393	1,255,476
Vertiv Holdings Co. Class A	643	73,051
		4,368,122
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Amphenol Corp. Class A	125,178	8,693,612
CDW Corp.	15,186	2,642,972
Corning, Inc.	40,509	1,924,988
Jabil, Inc.	3,091	444,795
Keysight Technologies, Inc. (a)	6,697	1,075,739
TE Connectivity PLC	15,509	2,217,322
Teledyne Technologies, Inc. (a)	7,648	3,549,666
Trimble, Inc. (a)	2,049	144,782
Zebra Technologies Corp. Class A (a)	414	159,895
		20,853,771
ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes Co.	11,571	474,642
Halliburton Co.	17,461	474,765
Schlumberger NV	20,948	803,146
		1,752,553
ENTERTAINMENT — 1.7%
Electronic Arts, Inc.	27,127	3,968,680
Security Description	Shares	Value
Liberty Media Corp.-Liberty Formula One Class C (a)	19,792	$1,833,927
Live Nation Entertainment, Inc. (a)	903	116,938
Netflix, Inc. (a)	15,856	14,132,770
ROBLOX Corp. Class A (a)	261	15,101
Roku, Inc. (a)	770	57,242
Take-Two Interactive Software, Inc. (a)	684	125,911
Walt Disney Co.	23,250	2,588,887
Warner Bros Discovery, Inc. (a)	144,552	1,527,915
		24,367,371
FINANCIAL SERVICES — 5.3%
Apollo Global Management, Inc.	1,856	306,537
Berkshire Hathaway, Inc. Class B (a)	32,952	14,936,483
Block, Inc. (a)	4,467	379,650
Corebridge Financial, Inc.	10,577	316,570
Corpay, Inc. (a)	540	182,747
Equitable Holdings, Inc.	5,052	238,303
Fidelity National Information Services, Inc.	4,977	401,992
Fiserv, Inc. (a)	19,308	3,966,249
Global Payments, Inc.	4,795	537,328
Jack Henry & Associates, Inc.	2,886	505,916
Mastercard, Inc. Class A	48,273	25,419,114
PayPal Holdings, Inc. (a)	10,123	863,998
Toast, Inc. Class A (a)	501	18,261
Visa, Inc. Class A	83,139	26,275,249
		74,348,397
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	27,437	1,386,117
Bunge Global SA	9,412	731,877
Campbell's Co.	38,904	1,629,300
Conagra Brands, Inc.	11,656	323,454
General Mills, Inc.	58,368	3,722,127
Hershey Co.	14,525	2,459,809
Hormel Foods Corp.	25,932	813,487
J.M. Smucker Co.	2,277	250,743
Kellanova	46,932	3,800,084
Kraft Heinz Co.	85,514	2,626,135
Lamb Weston Holdings, Inc.	1,874	125,239
McCormick & Co., Inc.	2,596	197,919
Mondelez International, Inc. Class A	50,159	2,995,997
Tyson Foods, Inc. Class A	64,788	3,721,423
		24,783,711
GAS UTILITIES — 0.0% (b)
Atmos Energy Corp.	3,763	524,073
GROUND TRANSPORTATION — 0.5%
CSX Corp.	20,834	672,313
JB Hunt Transport Services, Inc.	1,136	193,870
Knight-Swift Transportation Holdings, Inc.	9,374	497,197
Norfolk Southern Corp.	2,400	563,280

See accompanying notes to financial statements.
10

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Old Dominion Freight Line, Inc.	7,816	$1,378,742
Uber Technologies, Inc. (a)	35,033	2,113,191
U-Haul Holding Co.	2,118	135,658
Union Pacific Corp.	5,220	1,190,369
		6,744,620
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Abbott Laboratories	33,830	3,826,511
ABIOMED, Inc. (a)	36	37
Align Technology, Inc. (a)	531	110,719
Baxter International, Inc.	10,904	317,961
Becton Dickinson & Co.	15,565	3,531,232
Boston Scientific Corp. (a)	31,914	2,850,558
Cooper Cos., Inc. (a)	2,937	269,998
Dexcom, Inc. (a)	765	59,494
Edwards Lifesciences Corp. (a)	23,736	1,757,176
GE HealthCare Technologies, Inc.	5,360	419,045
Hologic, Inc. (a)	13,104	944,667
IDEXX Laboratories, Inc. (a)	3,590	1,484,250
Insulet Corp. (a)	162	42,293
Intuitive Surgical, Inc. (a)	11,224	5,858,479
Medtronic PLC	24,692	1,972,397
ResMed, Inc.	5,480	1,253,221
Solventum Corp. (a)	7,168	473,518
STERIS PLC	889	182,743
Stryker Corp.	1,817	654,211
Teleflex, Inc.	650	115,687
Zimmer Biomet Holdings, Inc.	3,066	323,862
		26,448,059
HEALTH CARE PROVIDERS & SERVICES — 4.2%
Cardinal Health, Inc.	15,108	1,786,823
Cencora, Inc.	20,389	4,581,001
Centene Corp. (a)	30,402	1,841,753
Cigna Group	11,112	3,068,468
CVS Health Corp.	84,418	3,789,524
DaVita, Inc. (a)	664	99,301
Elevance Health, Inc.	12,188	4,496,153
HCA Healthcare, Inc.	2,521	756,678
Henry Schein, Inc. (a)	2,904	200,957
Humana, Inc.	9,348	2,371,681
Labcorp Holdings, Inc.	1,728	396,265
McKesson Corp.	14,389	8,200,435
Molina Healthcare, Inc. (a)	3,055	889,158
Quest Diagnostics, Inc.	5,154	777,532
UnitedHealth Group, Inc.	50,963	25,780,143
Universal Health Services, Inc. Class B	1,228	220,328
		59,256,200
HEALTH CARE REITs — 0.2%
Alexandria Real Estate Equities, Inc. REIT	2,685	261,922
Healthpeak Properties, Inc. REIT	9,954	201,768
Ventas, Inc. REIT	3,606	212,357
Welltower, Inc. REIT	20,815	2,623,314
		3,299,361
Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	5,098	$1,071,855
HOTEL & RESORT REITs — 0.0% (b)
Host Hotels & Resorts, Inc. REIT	9,271	162,428
HOTELS, RESTAURANTS & LEISURE — 1.4%
Airbnb, Inc. Class A (a)	1,924	252,833
Booking Holdings, Inc.	96	476,968
Carnival Corp. (a)	6,088	151,713
Chipotle Mexican Grill, Inc. (a)	46,189	2,785,197
Darden Restaurants, Inc.	1,360	253,898
Domino's Pizza, Inc.	2,237	939,003
DoorDash, Inc. Class A (a)	4,603	772,153
DraftKings, Inc. Class A (a)	516	19,195
Expedia Group, Inc. (a)	1,053	196,205
Flutter Entertainment PLC (a)	1,725	445,826
Hilton Worldwide Holdings, Inc.	601	148,543
Hyatt Hotels Corp. Class A	219	34,379
Las Vegas Sands Corp.	2,449	125,781
Marriott International, Inc. Class A	911	254,114
McDonald's Corp.	24,154	7,002,003
MGM Resorts International (a)	3,890	134,789
Royal Caribbean Cruises Ltd.	520	119,959
Starbucks Corp.	7,494	683,828
Wynn Resorts Ltd.	509	43,855
Yum! Brands, Inc.	34,298	4,601,420
		19,441,662
HOUSEHOLD DURABLES — 0.5%
DR Horton, Inc.	15,014	2,099,257
Garmin Ltd.	11,241	2,318,569
Lennar Corp. Class A	5,703	777,718
NVR, Inc. (a)	147	1,202,298
PulteGroup, Inc.	10,922	1,189,406
		7,587,248
HOUSEHOLD PRODUCTS — 2.1%
Church & Dwight Co., Inc.	18,770	1,965,407
Clorox Co.	819	133,014
Colgate-Palmolive Co.	52,004	4,727,683
Kimberly-Clark Corp.	10,699	1,401,997
Procter & Gamble Co.	129,794	21,759,964
		29,988,065
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (b)
AES Corp.	23,599	303,719
Vistra Corp.	1,746	240,721
		544,440
INDUSTRIAL CONGLOMERATES — 0.7%
3M Co.	28,113	3,629,107
Honeywell International, Inc.	27,193	6,142,627
		9,771,734
INDUSTRIAL REITs — 0.1%
Prologis, Inc. REIT	9,994	1,056,366

See accompanying notes to financial statements.
11

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
INSURANCE — 4.8%
Aflac, Inc.	24,334	$2,517,109
Allstate Corp.	26,709	5,149,228
American Financial Group, Inc.	3,383	463,234
American International Group, Inc.	23,505	1,711,164
Aon PLC Class A	7,738	2,779,180
Arch Capital Group Ltd.	51,755	4,779,574
Arthur J Gallagher & Co.	16,108	4,572,256
Assurant, Inc.	1,032	220,043
Brown & Brown, Inc.	1,469	149,867
Chubb Ltd.	31,802	8,786,893
Cincinnati Financial Corp.	2,747	394,744
Erie Indemnity Co. Class A	3,152	1,299,349
Everest Group Ltd.	1,348	488,596
Fidelity National Financial, Inc.	4,710	264,420
Hartford Financial Services Group, Inc.	10,586	1,158,109
Loews Corp.	21,283	1,802,457
Markel Group, Inc. (a)	982	1,695,158
Marsh & McLennan Cos., Inc.	41,496	8,814,165
MetLife, Inc.	14,683	1,202,244
Principal Financial Group, Inc.	6,049	468,253
Progressive Corp.	32,073	7,685,012
Prudential Financial, Inc.	10,187	1,207,465
Travelers Cos., Inc.	21,422	5,160,346
W.R. Berkley Corp.	28,633	1,675,603
Willis Towers Watson PLC	6,939	2,173,572
		66,618,041
INTERACTIVE MEDIA & SERVICES — 5.1%
Alphabet, Inc. Class A	109,624	20,751,823
Alphabet, Inc. Class C	100,765	19,189,687
Match Group, Inc. (a)	2,938	96,102
Meta Platforms, Inc. Class A	53,143	31,115,758
Pinterest, Inc. Class A (a)	1,921	55,709
Snap, Inc. Class A (a)	3,155	33,979
		71,243,058
IT SERVICES — 3.1%
Accenture PLC Class A	43,793	15,405,939
Akamai Technologies, Inc. (a)	23,511	2,248,827
Cloudflare, Inc. Class A (a)	104	11,199
Cognizant Technology Solutions Corp. Class A	69,384	5,335,630
EPAM Systems, Inc. (a)	2,199	514,170
Gartner, Inc. (a)	5,887	2,852,075
GoDaddy, Inc. Class A (a)	26,548	5,239,779
International Business Machines Corp.	38,476	8,458,179
MongoDB, Inc. (a)	55	12,805
Okta, Inc. (a)	967	76,200
Snowflake, Inc. Class A (a)	386	59,602
Twilio, Inc. Class A (a)	1,377	148,826
VeriSign, Inc. (a)	16,640	3,443,814
		43,807,045
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	11,212	$1,506,220
Avantor, Inc. (a)	8,085	170,351
Bio-Rad Laboratories, Inc. Class A (a)	167	54,861
Bio-Techne Corp.	989	71,238
Charles River Laboratories International, Inc. (a)	753	139,004
Danaher Corp.	5,687	1,305,451
Illumina, Inc. (a)	341	45,568
IQVIA Holdings, Inc. (a)	1,654	325,028
Mettler-Toledo International, Inc. (a)	77	94,223
Revvity, Inc.	1,764	196,880
Thermo Fisher Scientific, Inc.	3,453	1,796,354
Waters Corp. (a)	2,038	756,057
West Pharmaceutical Services, Inc.	2,592	849,035
		7,310,270
MACHINERY — 1.5%
Caterpillar, Inc.	20,739	7,523,280
CNH Industrial NV	35,896	406,702
Cummins, Inc.	5,809	2,025,017
Deere & Co.	4,011	1,699,461
Dover Corp.	1,341	251,572
Fortive Corp.	3,745	280,875
Graco, Inc.	6,699	564,659
IDEX Corp.	585	122,435
Illinois Tool Works, Inc.	13,734	3,482,393
Ingersoll Rand, Inc.	2,732	247,137
Nordson Corp.	397	83,068
Otis Worldwide Corp.	6,096	564,551
PACCAR, Inc.	7,265	755,705
Parker-Hannifin Corp.	782	497,375
Pentair PLC	1,349	135,763
Snap-on, Inc.	2,219	753,306
Stanley Black & Decker, Inc.	3,991	320,437
Toro Co.	4,360	349,236
Westinghouse Air Brake Technologies Corp.	1,478	280,214
Xylem, Inc.	1,748	202,803
		20,545,989
MEDIA — 0.5%
Charter Communications, Inc. Class A (a)	2,458	842,529
Comcast Corp. Class A	137,340	5,154,370
Fox Corp. Class A	4,599	223,420
Fox Corp. Class B	2,815	128,758
Interpublic Group of Cos., Inc.	8,254	231,277
News Corp. Class A	6,295	173,364
Omnicom Group, Inc.	8,647	743,988
Trade Desk, Inc. Class A (a)	406	47,717
		7,545,423
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	19,239	732,621

See accompanying notes to financial statements.
12

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Newmont Corp.	45,250	$1,684,205
Nucor Corp.	8,604	1,004,173
Reliance, Inc.	1,274	343,037
Steel Dynamics, Inc.	4,290	489,361
		4,253,397
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (b)
Annaly Capital Management, Inc. REIT	8,760	160,308
MULTI-UTILITIES — 1.2%
Ameren Corp.	16,641	1,483,379
CenterPoint Energy, Inc.	10,733	340,558
CMS Energy Corp.	17,757	1,183,504
Consolidated Edison, Inc.	61,992	5,531,546
Dominion Energy, Inc.	34,098	1,836,518
DTE Energy Co.	11,563	1,396,232
NiSource, Inc.	6,470	237,837
Public Service Enterprise Group, Inc.	5,999	506,856
Sempra	9,120	800,007
WEC Energy Group, Inc.	41,483	3,901,061
		17,217,498
OFFICE REITs — 0.0% (b)
BXP, Inc. REIT	2,254	167,607
OIL, GAS & CONSUMABLE FUELS — 3.5%
APA Corp.	31,937	737,425
Cheniere Energy, Inc.	2,999	644,395
Chevron Corp.	52,237	7,566,007
ConocoPhillips	29,750	2,950,308
Coterra Energy, Inc.	20,427	521,706
Devon Energy Corp.	20,559	672,896
Diamondback Energy, Inc.	17,566	2,877,838
EOG Resources, Inc.	16,940	2,076,505
EQT Corp.	9,912	457,042
Expand Energy Corp.	11,706	1,165,332
Exxon Mobil Corp.	122,349	13,161,082
Hess Corp.	2,328	309,647
HF Sinclair Corp.	11,576	405,739
Kinder Morgan, Inc.	27,786	761,336
Marathon Petroleum Corp.	31,471	4,390,205
Occidental Petroleum Corp.	32,653	1,613,385
ONEOK, Inc.	5,805	582,822
Ovintiv, Inc.	12,589	509,855
Phillips 66 Co.	18,526	2,110,667
Targa Resources Corp.	5,283	943,016
Texas Pacific Land Corp.	752	831,682
Valero Energy Corp.	16,785	2,057,673
Williams Cos., Inc.	34,728	1,879,479
		49,226,042
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	4,170	312,666
Kenvue, Inc.	78,471	1,675,356
		1,988,022
Security Description	Shares	Value
PHARMACEUTICALS — 5.9%
Bristol-Myers Squibb Co.	70,634	$3,995,059
Eli Lilly & Co.	36,398	28,099,256
Johnson & Johnson	143,037	20,686,011
Merck & Co., Inc.	197,495	19,646,803
Pfizer, Inc.	213,686	5,669,089
Royalty Pharma PLC Class A	5,476	139,693
Viatris, Inc.	51,067	635,784
Zoetis, Inc.	18,009	2,934,206
		81,805,901
PROFESSIONAL SERVICES — 1.1%
Automatic Data Processing, Inc.	23,786	6,962,876
Booz Allen Hamilton Holding Corp.	14,223	1,830,500
Broadridge Financial Solutions, Inc.	1,737	392,718
Dayforce, Inc. (a) (c)	688	49,976
Equifax, Inc.	708	180,434
Jacobs Solutions, Inc.	1,569	209,650
Leidos Holdings, Inc.	1,285	185,117
Paychex, Inc.	14,572	2,043,286
Paycom Software, Inc.	2,119	434,331
SS&C Technologies Holdings, Inc.	2,608	197,634
TransUnion	1,272	117,927
Verisk Analytics, Inc.	7,564	2,083,353
		14,687,802
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	3,806	499,690
CoStar Group, Inc. (a)	1,852	132,585
Zillow Group, Inc. Class C (a)	765	56,648
		688,923
RESIDENTIAL REITs — 0.1%
American Homes 4 Rent Class A REIT	3,525	131,906
AvalonBay Communities, Inc. REIT	1,165	256,265
Camden Property Trust REIT	1,212	140,640
Equity LifeStyle Properties, Inc. REIT	908	60,473
Equity Residential REIT	3,493	250,658
Essex Property Trust, Inc. REIT	443	126,450
Invitation Homes, Inc. REIT	5,953	190,317
Mid-America Apartment Communities, Inc. REIT	1,007	155,652
Sun Communities, Inc. REIT	1,484	182,487
UDR, Inc. REIT	2,907	126,193
		1,621,041
RETAIL REITs — 0.1%
Kimco Realty Corp. REIT	9,912	232,238
Realty Income Corp. REIT	11,304	603,747
Regency Centers Corp. REIT	1,741	128,712
Simon Property Group, Inc. REIT	2,182	375,762
		1,340,459

See accompanying notes to financial statements.
13

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.3%
Advanced Micro Devices, Inc. (a)	8,352	$1,008,838
Analog Devices, Inc.	9,779	2,077,646
Applied Materials, Inc.	36,783	5,982,019
Broadcom, Inc.	13,543	3,139,809
Enphase Energy, Inc. (a)	1,139	78,227
Entegris, Inc.	910	90,145
First Solar, Inc. (a)	2,263	398,831
Intel Corp.	141,452	2,836,113
KLA Corp.	6,636	4,181,476
Lam Research Corp.	57,673	4,165,721
Marvell Technology, Inc.	2,772	306,167
Microchip Technology, Inc.	5,928	339,971
Micron Technology, Inc.	11,949	1,005,628
Monolithic Power Systems, Inc.	1,648	975,122
NVIDIA Corp.	206,013	27,665,486
NXP Semiconductors NV	2,461	511,519
ON Semiconductor Corp. (a)	5,382	339,335
Qorvo, Inc. (a)	1,769	123,706
QUALCOMM, Inc.	46,135	7,087,259
Skyworks Solutions, Inc.	3,481	308,695
Teradyne, Inc.	6,232	784,733
Texas Instruments, Inc.	55,055	10,323,363
		73,729,809
SOFTWARE — 8.5%
Adobe, Inc. (a)	20,905	9,296,035
ANSYS, Inc. (a)	406	136,956
AppLovin Corp. Class A (a)	7,155	2,317,004
Aspen Technology, Inc. (a)	4,808	1,200,221
Atlassian Corp. Class A (a)	27	6,571
Autodesk, Inc. (a)	532	157,243
Bentley Systems, Inc. Class B	549	25,638
Cadence Design Systems, Inc. (a)	12,271	3,686,945
Crowdstrike Holdings, Inc. Class A (a)	2,190	749,330
Datadog, Inc. Class A (a)	2,141	305,928
DocuSign, Inc. (a)	13,972	1,256,642
Dynatrace, Inc. (a)	23,535	1,279,127
Fair Isaac Corp. (a)	1,587	3,159,606
Fortinet, Inc. (a)	45,883	4,335,026
Gen Digital, Inc.	54,779	1,499,849
HubSpot, Inc. (a)	1,738	1,210,986
Intuit, Inc.	9,518	5,982,063
Manhattan Associates, Inc. (a)	6,217	1,680,082
Microsoft Corp.	106,531	44,902,817
MicroStrategy, Inc. Class A (a) (c)	170	49,235
Nutanix, Inc. Class A (a)	14,496	886,865
Oracle Corp.	22,250	3,707,740
Palantir Technologies, Inc. Class A (a)	1,018	76,991
Palo Alto Networks, Inc. (a)	24,858	4,523,162
PTC, Inc. (a)	13,453	2,473,603
Roper Technologies, Inc.	11,985	6,230,402
Salesforce, Inc.	8,383	2,802,688
Samsara, Inc. Class A (a)	104	4,544
Security Description	Shares	Value
ServiceNow, Inc. (a)	4,456	$4,723,895
Synopsys, Inc. (a)	6,958	3,377,135
Tyler Technologies, Inc. (a)	4,418	2,547,596
Workday, Inc. Class A (a)	8,477	2,187,320
Zoom Communications, Inc. (a)	25,868	2,111,088
Zscaler, Inc. (a)	29	5,232
		118,895,565
SPECIALIZED REITs — 0.3%
American Tower Corp. REIT	2,862	524,919
Crown Castle, Inc. REIT	3,741	339,533
Digital Realty Trust, Inc. REIT	2,622	464,959
Equinix, Inc. REIT	373	351,698
Extra Space Storage, Inc. REIT	1,932	289,027
Gaming & Leisure Properties, Inc. REIT	3,127	150,596
Iron Mountain, Inc. REIT	1,073	112,783
Public Storage REIT	1,006	301,237
SBA Communications Corp. REIT	577	117,593
VICI Properties, Inc. REIT	17,705	517,163
Weyerhaeuser Co. REIT	14,110	397,197
		3,566,705
SPECIALTY RETAIL — 2.0%
AutoZone, Inc. (a)	1,641	5,254,482
Best Buy Co., Inc.	13,391	1,148,948
Burlington Stores, Inc. (a)	583	166,190
CarMax, Inc. (a)	4,914	401,769
Carvana Co. (a)	370	75,243
Dick's Sporting Goods, Inc.	1,096	250,809
Home Depot, Inc.	11,354	4,416,592
Lowe's Cos., Inc.	6,043	1,491,412
O'Reilly Automotive, Inc. (a)	2,985	3,539,613
Ross Stores, Inc.	3,143	475,442
TJX Cos., Inc.	66,021	7,975,997
Tractor Supply Co.	20,380	1,081,363
Ulta Beauty, Inc. (a)	2,185	950,322
Williams-Sonoma, Inc.	6,346	1,175,152
		28,403,334
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.9%
Apple, Inc.	196,646	49,244,091
Dell Technologies, Inc. Class C	3,073	354,133
Hewlett Packard Enterprise Co.	38,369	819,178
HP, Inc.	26,507	864,923
NetApp, Inc.	18,716	2,172,553
Pure Storage, Inc. Class A (a)	643	39,500
Seagate Technology Holdings PLC	1,405	121,266
Super Micro Computer, Inc. (a)	25,430	775,106
Western Digital Corp. (a)	4,377	261,001
		54,651,751
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Deckers Outdoor Corp. (a)	6,512	1,322,522
Lululemon Athletica, Inc. (a)	4,915	1,879,545

See accompanying notes to financial statements.
14

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
NIKE, Inc. Class B	51,695	$3,911,761
		7,113,828
TOBACCO — 0.2%
Altria Group, Inc.	15,384	804,429
Philip Morris International, Inc.	11,053	1,330,229
		2,134,658
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Fastenal Co.	23,372	1,680,680
Ferguson Enterprises, Inc.	8,738	1,516,655
United Rentals, Inc.	606	426,891
Watsco, Inc.	1,311	621,270
WW Grainger, Inc.	1,991	2,098,613
		6,344,109
WATER UTILITIES — 0.0% (b)
American Water Works Co., Inc.	1,983	246,864
Essential Utilities, Inc.	4,056	147,314
		394,178
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
T-Mobile U.S., Inc.	35,442	7,823,113
TOTAL COMMON STOCKS (Cost $1,137,241,484)		1,394,682,819
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (e) (f)	3,019,852	3,019,852
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (g)	32,264	$32,264
TOTAL SHORT-TERM INVESTMENTS (Cost $3,052,116)		3,052,116
TOTAL INVESTMENTS — 99.9% (Cost $1,140,293,600)		1,397,734,935
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,020,598
NET ASSETS — 100.0%		$1,398,755,533
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at December 31, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2024.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	12	03/21/2025	$3,686,675	$3,561,450	$(125,225)

During the period ended December 31, 2024, the average notional value related to futures contracts was $3,452,614.
See accompanying notes to financial statements.
15

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,394,682,782	$37	$—	$1,394,682,819
Short-Term Investments	3,052,116	—	—	3,052,116
TOTAL INVESTMENTS	$1,397,734,898	$37	$—	$1,397,734,935
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(125,225)	$—	$—	$(125,225)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(125,225)	$—	$—	$(125,225)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Corp.	8,430	$623,820	$90,165	$169,438	$32,696	$175,960	7,674	$753,203	$12,353
State Street Institutional Liquid Reserves Fund, Premier Class	3,743,694	3,744,817	3,751,803	7,496,621	274	(273)	—	—	49,897
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	18,165,252	15,145,400	—	—	3,019,852	3,019,852	69,206
State Street Navigator Securities Lending Portfolio II	74,421	74,421	8,003,077	8,045,234	—	—	32,264	32,264	451
Total		$4,443,058	$30,010,297	$30,856,693	$32,970	$175,687		$3,805,319	$131,907
See accompanying notes to financial statements.
16

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AUTOMOBILES — 2.8%
Tesla, Inc. (a)	59,131	$23,879,463
BROADLINE RETAIL — 8.7%
Alibaba Group Holding Ltd. ADR	293,580	24,892,648
Amazon.com, Inc. (a)	113,361	24,870,270
PDD Holdings, Inc. ADR (a)	252,052	24,446,524
		74,209,442
COMMUNICATIONS EQUIPMENT — 3.0%
Cisco Systems, Inc.	439,815	26,037,048
ENTERTAINMENT — 2.9%
Netflix, Inc. (a)	28,141	25,082,636
GROUND TRANSPORTATION — 3.0%
Uber Technologies, Inc. (a)	430,183	25,948,639
HOTELS, RESTAURANTS & LEISURE — 2.9%
Booking Holdings, Inc.	4,947	24,578,774
INTERACTIVE MEDIA & SERVICES — 5.8%
Alphabet, Inc. Class A	135,842	25,714,891
Meta Platforms, Inc. Class A	41,544	24,324,427
		50,039,318
IT SERVICES — 5.7%
International Business Machines Corp.	111,718	24,558,968
Shopify, Inc. Class A (a)	224,886	23,912,128
		48,471,096
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 34.2%
Advanced Micro Devices, Inc. (a)	203,117	24,534,502
Applied Materials, Inc.	152,211	24,754,075
ARM Holdings PLC ADR (a) (b)	169,700	20,934,192
ASML Holding NV NY Reg Shrs	35,890	24,874,641
Broadcom, Inc.	114,720	26,596,685
Intel Corp.	1,267,491	25,413,195
Lam Research Corp.	338,031	24,415,979
Micron Technology, Inc.	251,543	21,169,859
NVIDIA Corp.	192,061	25,791,872
QUALCOMM, Inc.	162,591	24,977,229
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	128,231	25,324,340
Texas Instruments, Inc.	134,571	25,233,408
		294,019,977
Security Description	Shares	Value
SOFTWARE — 28.0%
Adobe, Inc. (a)	55,340	$24,608,591
AppLovin Corp. Class A (a)	79,500	25,744,485
Intuit, Inc.	39,287	24,691,879
Microsoft Corp.	57,593	24,275,450
MicroStrategy, Inc. Class A (a) (b)	63,100	18,275,022
Oracle Corp.	148,716	24,782,034
Palantir Technologies, Inc. Class A (a)	338,900	25,631,007
Palo Alto Networks, Inc. (a)	131,174	23,868,421
Salesforce, Inc.	72,790	24,335,881
ServiceNow, Inc. (a)	22,993	24,375,339
		240,588,109
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.0%
Apple, Inc.	103,886	26,015,132
TOTAL COMMON STOCKS (Cost $669,521,096)		858,869,634
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (d) (e) (Cost $420,356)	420,356	420,356
TOTAL INVESTMENTS — 100.0% (Cost $669,941,452)		859,289,990
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (c)		(31,265)
NET ASSETS — 100.0%		$859,258,725
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2024.
ADR	American Depositary Receipt

See accompanying notes to financial statements.
17

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$858,869,634	$—	$—	$858,869,634
Short-Term Investment	420,356	—	—	420,356
TOTAL INVESTMENTS	$859,289,990	$—	$—	$859,289,990

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	373,921	$374,033	$1,397,920	$1,771,953	$21	$(21)	—	$—	$9,549
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,987,307	2,566,951	—	—	420,356	420,356	12,815
State Street Navigator Securities Lending Portfolio II	—	—	49,135,373	49,135,373	—	—	—	—	2,217
Total		$374,033	$53,520,600	$53,474,277	$21	$(21)		$420,356	$24,581
See accompanying notes to financial statements.
18

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.9%
Axon Enterprise, Inc. (a)	2,970	$1,765,130
Boeing Co. (a)	31,612	5,595,324
General Dynamics Corp.	10,953	2,886,006
General Electric Co.	45,715	7,624,805
Howmet Aerospace, Inc.	16,933	1,851,962
Huntington Ingalls Industries, Inc.	1,665	314,635
L3Harris Technologies, Inc.	8,079	1,698,852
Lockheed Martin Corp.	8,910	4,329,725
Northrop Grumman Corp.	5,813	2,727,983
RTX Corp.	56,223	6,506,126
Textron, Inc.	7,979	610,314
TransDigm Group, Inc.	2,376	3,011,057
		38,921,919
AIR FREIGHT & LOGISTICS — 0.4%
CH Robinson Worldwide, Inc.	4,949	511,331
Expeditors International of Washington, Inc.	5,956	659,746
FedEx Corp.	9,495	2,671,228
United Parcel Service, Inc. Class B	30,793	3,882,997
		7,725,302
AIRLINES — 0.2%
Delta Air Lines, Inc.	27,170	1,643,785
Southwest Airlines Co.	24,939	838,449
United Airlines Holdings, Inc. (a)	13,867	1,346,486
		3,828,720
AUTO COMPONENTS — 0.0% (b)
Aptiv PLC (a)	9,941	601,232
BorgWarner, Inc.	9,239	293,708
		894,940
AUTOMOBILES — 2.5%
Ford Motor Co.	164,881	1,632,322
General Motors Co.	46,502	2,477,161
Tesla, Inc. (a)	117,964	47,638,582
		51,748,065
BANKS — 3.5%
Bank of America Corp.	282,292	12,406,733
Citigroup, Inc.	79,978	5,629,651
Citizens Financial Group, Inc.	18,952	829,339
Fifth Third Bancorp	28,324	1,197,539
Huntington Bancshares, Inc.	61,588	1,002,037
JPMorgan Chase & Co.	118,921	28,506,553
KeyCorp	39,718	680,767
M&T Bank Corp.	7,063	1,327,915
PNC Financial Services Group, Inc.	16,760	3,232,166
Regions Financial Corp.	38,734	911,024
Truist Financial Corp.	56,074	2,432,490
U.S. Bancorp	65,896	3,151,806
Wells Fargo & Co.	140,801	9,889,862
		71,197,882
Security Description	Shares	Value
BEVERAGES — 1.2%
Brown-Forman Corp. Class B	7,562	$287,205
Coca-Cola Co.	163,764	10,195,947
Constellation Brands, Inc. Class A	6,596	1,457,716
Keurig Dr. Pepper, Inc.	47,698	1,532,060
Molson Coors Beverage Co. Class B	7,417	425,142
Monster Beverage Corp. (a)	29,870	1,569,967
PepsiCo, Inc.	57,953	8,812,333
		24,280,370
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	74,644	13,264,239
Amgen, Inc.	22,758	5,931,645
Biogen, Inc. (a)	6,077	929,295
Gilead Sciences, Inc.	52,723	4,870,024
Incyte Corp. (a)	6,812	470,505
Moderna, Inc. (a)	13,974	581,039
Regeneron Pharmaceuticals, Inc. (a)	4,446	3,167,019
Vertex Pharmaceuticals, Inc. (a)	10,879	4,380,973
		33,594,739
BROADLINE RETAIL — 4.3%
Amazon.com, Inc. (a)	395,293	86,723,331
eBay, Inc.	20,293	1,257,152
		87,980,483
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	5,033	343,301
Allegion PLC	3,760	491,357
Builders FirstSource, Inc. (a)	4,886	698,356
Carrier Global Corp.	35,335	2,411,967
Johnson Controls International PLC	28,304	2,234,035
Masco Corp.	9,141	663,362
Trane Technologies PLC	9,506	3,511,041
		10,353,419
CAPITAL MARKETS — 3.2%
Ameriprise Financial, Inc.	4,110	2,188,287
Bank of New York Mellon Corp.	30,807	2,366,902
Blackrock, Inc.	6,155	6,309,552
Blackstone, Inc.	30,451	5,250,361
Cboe Global Markets, Inc.	4,429	865,427
Charles Schwab Corp.	63,145	4,673,361
CME Group, Inc.	15,280	3,548,474
FactSet Research Systems, Inc.	1,597	767,007
Franklin Resources, Inc.	13,519	274,300
Goldman Sachs Group, Inc.	13,258	7,591,796
Intercontinental Exchange, Inc.	24,253	3,613,940
Invesco Ltd.	19,142	334,602
KKR & Co., Inc.	28,515	4,217,654
MarketAxess Holdings, Inc.	1,590	359,404
Moody's Corp.	6,603	3,125,662
Morgan Stanley	52,398	6,587,477
MSCI, Inc.	3,295	1,977,033
Nasdaq, Inc.	17,621	1,362,279

See accompanying notes to financial statements.
19

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Northern Trust Corp.	8,373	$858,232
Raymond James Financial, Inc.	7,729	1,200,546
S&P Global, Inc.	13,427	6,687,049
State Street Corp. (c)	12,421	1,219,121
T. Rowe Price Group, Inc.	9,385	1,061,350
		66,439,816
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.	9,392	2,724,056
Albemarle Corp.	5,012	431,433
Celanese Corp.	4,217	291,858
CF Industries Holdings, Inc.	7,350	627,102
Corteva, Inc.	29,032	1,653,663
Dow, Inc.	29,732	1,193,145
DuPont de Nemours, Inc.	17,639	1,344,974
Eastman Chemical Co.	5,011	457,604
Ecolab, Inc.	10,678	2,502,069
FMC Corp.	5,483	266,529
International Flavors & Fragrances, Inc.	10,805	913,563
Linde PLC	20,135	8,429,920
LyondellBasell Industries NV Class A	10,921	811,103
Mosaic Co.	13,918	342,104
PPG Industries, Inc.	9,800	1,170,610
Sherwin-Williams Co.	9,787	3,326,895
		26,486,628
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	14,479	2,645,313
Copart, Inc. (a)	37,030	2,125,152
Republic Services, Inc.	8,598	1,729,746
Rollins, Inc.	11,912	552,121
Veralto Corp.	10,428	1,062,092
Waste Management, Inc.	15,480	3,123,709
		11,238,133
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	43,775	4,838,451
Cisco Systems, Inc.	168,561	9,978,811
F5, Inc. (a)	2,455	617,359
Juniper Networks, Inc.	13,856	518,907
Motorola Solutions, Inc.	7,082	3,273,513
		19,227,041
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	6,214	1,963,935
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	2,607	1,346,516
Vulcan Materials Co.	5,600	1,440,488
		2,787,004
CONSUMER FINANCE — 0.6%
American Express Co.	23,535	6,984,953
Capital One Financial Corp.	16,166	2,882,721
Discover Financial Services	10,571	1,831,214
Security Description	Shares	Value
Synchrony Financial	16,447	$1,069,055
		12,767,943
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.0%
Costco Wholesale Corp.	18,715	17,147,993
Dollar General Corp.	9,367	710,206
Dollar Tree, Inc. (a)	8,556	641,187
Kroger Co.	28,170	1,722,596
Sysco Corp.	20,864	1,595,261
Target Corp.	19,460	2,630,603
Walgreens Boots Alliance, Inc.	30,004	279,937
Walmart, Inc.	183,349	16,565,582
		41,293,365
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	61,522	578,922
Avery Dennison Corp.	3,413	638,675
Ball Corp.	12,853	708,586
International Paper Co.	14,673	789,701
Packaging Corp. of America	3,767	848,065
Smurfit WestRock PLC	20,931	1,127,343
		4,691,292
DISTRIBUTORS — 0.1%
Genuine Parts Co.	5,963	696,240
LKQ Corp.	11,166	410,350
Pool Corp.	1,635	557,437
		1,664,027
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	303,081	6,901,154
Verizon Communications, Inc.	177,814	7,110,782
		14,011,936
ELECTRIC UTILITIES — 1.5%
Alliant Energy Corp.	10,840	641,078
American Electric Power Co., Inc.	22,265	2,053,501
Constellation Energy Corp.	13,213	2,955,880
Duke Energy Corp.	32,767	3,530,316
Edison International	16,183	1,292,051
Entergy Corp.	18,239	1,382,881
Evergy, Inc.	9,612	591,619
Eversource Energy	14,719	845,312
Exelon Corp.	42,362	1,594,506
FirstEnergy Corp.	21,946	873,012
NextEra Energy, Inc.	86,861	6,227,065
NRG Energy, Inc.	8,726	787,260
PG&E Corp.	92,675	1,870,181
Pinnacle West Capital Corp.	4,778	405,031
PPL Corp.	31,111	1,009,863
Southern Co.	46,438	3,822,776
Xcel Energy, Inc.	23,509	1,587,328
		31,469,660
ELECTRICAL EQUIPMENT — 0.8%
AMETEK, Inc.	9,771	1,761,320
Eaton Corp. PLC	16,713	5,546,543
Emerson Electric Co.	24,085	2,984,854

See accompanying notes to financial statements.
20

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
GE Vernova, Inc.	11,564	$3,803,747
Generac Holdings, Inc. (a)	2,514	389,796
Hubbell, Inc.	2,275	952,975
Rockwell Automation, Inc.	4,809	1,374,364
		16,813,599
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	50,925	3,536,741
CDW Corp.	5,629	979,671
Corning, Inc.	32,624	1,550,293
Jabil, Inc.	4,767	685,971
Keysight Technologies, Inc. (a)	7,415	1,191,071
TE Connectivity PLC	12,674	1,812,002
Teledyne Technologies, Inc. (a)	1,969	913,872
Trimble, Inc. (a)	10,324	729,494
Zebra Technologies Corp. Class A (a)	2,187	844,663
		12,243,778
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	41,920	1,719,558
Halliburton Co.	37,107	1,008,939
Schlumberger NV	59,649	2,286,943
		5,015,440
ENTERTAINMENT — 1.4%
Electronic Arts, Inc.	10,166	1,487,286
Live Nation Entertainment, Inc. (a)	6,668	863,506
Netflix, Inc. (a)	18,056	16,093,674
Take-Two Interactive Software, Inc. (a)	6,659	1,225,789
Walt Disney Co.	76,493	8,517,495
Warner Bros Discovery, Inc. (a)	93,309	986,276
		29,174,026
FINANCIAL SERVICES — 4.4%
Berkshire Hathaway, Inc. Class B (a)	77,424	35,094,751
Corpay, Inc. (a)	2,934	992,924
Fidelity National Information Services, Inc.	22,740	1,836,710
Fiserv, Inc. (a)	24,058	4,941,994
Global Payments, Inc.	10,820	1,212,489
Jack Henry & Associates, Inc.	3,084	540,625
Mastercard, Inc. Class A	34,624	18,231,960
PayPal Holdings, Inc. (a)	42,397	3,618,584
Visa, Inc. Class A	72,991	23,068,076
		89,538,113
FOOD PRODUCTS — 0.6%
Archer-Daniels-Midland Co.	20,228	1,021,919
Bunge Global SA	5,977	464,772
Campbell's Co.	8,490	355,561
Conagra Brands, Inc.	20,037	556,027
General Mills, Inc.	23,619	1,506,184
Hershey Co.	6,290	1,065,211
Hormel Foods Corp.	12,270	384,910
Security Description	Shares	Value
J.M. Smucker Co.	4,503	$495,870
Kellanova	11,551	935,284
Kraft Heinz Co.	37,348	1,146,957
Lamb Weston Holdings, Inc.	5,997	400,779
McCormick & Co., Inc.	10,644	811,499
Mondelez International, Inc. Class A	56,598	3,380,599
Tyson Foods, Inc. Class A	12,076	693,645
		13,219,217
GAS UTILITIES — 0.0% (b)
Atmos Energy Corp.	6,480	902,470
GROUND TRANSPORTATION — 0.9%
CSX Corp.	81,456	2,628,585
JB Hunt Transport Services, Inc.	3,364	574,100
Norfolk Southern Corp.	9,557	2,243,028
Old Dominion Freight Line, Inc.	7,753	1,367,629
Uber Technologies, Inc. (a)	89,185	5,379,639
Union Pacific Corp.	25,608	5,839,649
		18,032,630
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abbott Laboratories	73,264	8,286,891
ABIOMED, Inc. (a)	3	3
Align Technology, Inc. (a)	2,964	618,024
Baxter International, Inc.	21,293	620,904
Becton Dickinson & Co.	12,210	2,770,083
Boston Scientific Corp. (a)	62,299	5,564,547
Cooper Cos., Inc. (a)	8,420	774,051
Dexcom, Inc. (a)	16,550	1,287,093
Edwards Lifesciences Corp. (a)	24,942	1,846,456
GE HealthCare Technologies, Inc.	19,381	1,515,207
Hologic, Inc. (a)	9,984	719,746
IDEXX Laboratories, Inc. (a)	3,439	1,421,820
Insulet Corp. (a)	2,952	770,679
Intuitive Surgical, Inc. (a)	15,045	7,852,888
Medtronic PLC	54,306	4,337,963
ResMed, Inc.	6,192	1,416,048
Solventum Corp. (a)	5,862	387,244
STERIS PLC	4,247	873,013
Stryker Corp.	14,361	5,170,678
Teleflex, Inc.	1,950	347,061
Zimmer Biomet Holdings, Inc.	8,409	888,243
		47,468,642
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Cardinal Health, Inc.	10,222	1,208,956
Cencora, Inc.	7,369	1,655,667
Centene Corp. (a)	21,351	1,293,444
Cigna Group	11,748	3,244,093
CVS Health Corp.	53,155	2,386,128
DaVita, Inc. (a)	1,917	286,687
Elevance Health, Inc.	9,831	3,626,656
HCA Healthcare, Inc.	7,713	2,315,057
Henry Schein, Inc. (a)	5,267	364,476
Humana, Inc.	5,143	1,304,830
Labcorp Holdings, Inc.	3,533	810,188

See accompanying notes to financial statements.
21

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
McKesson Corp.	5,369	$3,059,847
Molina Healthcare, Inc. (a)	2,417	703,468
Quest Diagnostics, Inc.	4,768	719,300
UnitedHealth Group, Inc.	38,873	19,664,296
Universal Health Services, Inc. Class B	2,481	445,141
		43,088,234
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	6,632	646,952
Healthpeak Properties, Inc. REIT	30,146	611,059
Ventas, Inc. REIT	16,895	994,946
Welltower, Inc. REIT	24,488	3,086,223
		5,339,180
HOTEL & RESORT REITs — 0.0% (b)
Host Hotels & Resorts, Inc. REIT	29,516	517,120
HOTELS, RESTAURANTS & LEISURE — 2.0%
Airbnb, Inc. Class A (a)	18,285	2,402,832
Booking Holdings, Inc.	1,400	6,955,788
Caesars Entertainment, Inc. (a)	8,846	295,633
Carnival Corp. (a)	42,451	1,057,879
Chipotle Mexican Grill, Inc. (a)	57,733	3,481,300
Darden Restaurants, Inc.	4,964	926,729
Domino's Pizza, Inc.	1,459	612,430
Expedia Group, Inc. (a)	5,189	966,866
Hilton Worldwide Holdings, Inc.	10,296	2,544,759
Las Vegas Sands Corp.	14,701	755,043
Marriott International, Inc. Class A	9,773	2,726,081
McDonald's Corp.	30,269	8,774,680
MGM Resorts International (a)	9,793	339,328
Norwegian Cruise Line Holdings Ltd. (a)	18,150	467,000
Royal Caribbean Cruises Ltd.	10,459	2,412,787
Starbucks Corp.	47,879	4,368,959
Wynn Resorts Ltd.	4,064	350,154
Yum! Brands, Inc.	11,787	1,581,344
		41,019,592
HOUSEHOLD DURABLES — 0.3%
DR Horton, Inc.	12,319	1,722,443
Garmin Ltd.	6,509	1,342,546
Lennar Corp. Class A	10,087	1,375,564
Mohawk Industries, Inc. (a)	2,277	271,259
NVR, Inc. (a)	121	989,647
PulteGroup, Inc.	8,771	955,162
		6,656,621
HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	10,324	1,081,026
Clorox Co.	5,272	856,226
Colgate-Palmolive Co.	34,574	3,143,122
Kimberly-Clark Corp.	14,128	1,851,333
Procter & Gamble Co.	99,476	16,677,151
		23,608,858
Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	28,035	$360,810
Vistra Corp.	14,371	1,981,330
		2,342,140
INDUSTRIAL CONGLOMERATES — 0.5%
3M Co.	23,001	2,969,199
Honeywell International, Inc.	27,465	6,204,069
		9,173,268
INDUSTRIAL REITs — 0.2%
Prologis, Inc. REIT	39,122	4,135,195
INSURANCE — 2.1%
Aflac, Inc.	21,119	2,184,549
Allstate Corp.	11,214	2,161,947
American International Group, Inc.	26,379	1,920,391
Aon PLC Class A	9,134	3,280,568
Arch Capital Group Ltd.	15,776	1,456,914
Arthur J Gallagher & Co.	10,569	3,000,011
Assurant, Inc.	2,168	462,261
Brown & Brown, Inc.	10,023	1,022,547
Chubb Ltd.	15,893	4,391,236
Cincinnati Financial Corp.	6,604	948,995
Erie Indemnity Co. Class A	1,054	434,490
Everest Group Ltd.	1,803	653,515
Globe Life, Inc.	3,546	395,450
Hartford Financial Services Group, Inc.	12,246	1,339,712
Loews Corp.	7,799	660,497
Marsh & McLennan Cos., Inc.	20,807	4,419,615
MetLife, Inc.	24,569	2,011,710
Principal Financial Group, Inc.	8,988	695,761
Progressive Corp.	24,761	5,932,983
Prudential Financial, Inc.	15,158	1,796,678
Travelers Cos., Inc.	9,618	2,316,880
W.R. Berkley Corp.	12,716	744,140
Willis Towers Watson PLC	4,267	1,336,595
		43,567,445
INTERACTIVE MEDIA & SERVICES — 6.8%
Alphabet, Inc. Class A	246,808	46,720,754
Alphabet, Inc. Class C	201,033	38,284,725
Match Group, Inc. (a)	10,955	358,338
Meta Platforms, Inc. Class A	92,083	53,915,517
		139,279,334
IT SERVICES — 1.2%
Accenture PLC Class A	26,395	9,285,497
Akamai Technologies, Inc. (a)	6,346	606,995
Cognizant Technology Solutions Corp. Class A	21,018	1,616,284
EPAM Systems, Inc. (a)	2,461	575,431
Gartner, Inc. (a)	3,263	1,580,826
GoDaddy, Inc. Class A (a)	5,942	1,172,773
International Business Machines Corp.	38,974	8,567,654

See accompanying notes to financial statements.
22

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
VeriSign, Inc. (a)	3,492	$722,704
		24,128,164
LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Hasbro, Inc.	5,432	303,703
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	12,175	1,635,589
Bio-Techne Corp.	6,517	469,419
Charles River Laboratories International, Inc. (a)	2,220	409,812
Danaher Corp.	27,211	6,246,285
IQVIA Holdings, Inc. (a)	7,319	1,438,257
Mettler-Toledo International, Inc. (a)	895	1,095,194
Revvity, Inc.	5,142	573,899
Thermo Fisher Scientific, Inc.	16,142	8,397,553
Waters Corp. (a)	2,535	940,434
West Pharmaceutical Services, Inc.	3,105	1,017,074
		22,223,516
MACHINERY — 1.6%
Caterpillar, Inc.	20,392	7,397,402
Cummins, Inc.	5,796	2,020,486
Deere & Co.	10,761	4,559,436
Dover Corp.	5,812	1,090,331
Fortive Corp.	14,852	1,113,900
IDEX Corp.	3,159	661,147
Illinois Tool Works, Inc.	11,351	2,878,160
Ingersoll Rand, Inc.	17,109	1,547,680
Nordson Corp.	2,318	485,018
Otis Worldwide Corp.	16,972	1,571,777
PACCAR, Inc.	22,276	2,317,149
Parker-Hannifin Corp.	5,450	3,466,363
Pentair PLC	6,989	703,373
Snap-on, Inc.	2,219	753,306
Stanley Black & Decker, Inc.	6,368	511,287
Westinghouse Air Brake Technologies Corp.	7,260	1,376,423
Xylem, Inc.	10,133	1,175,631
		33,628,869
MEDIA — 0.5%
Charter Communications, Inc. Class A (a)	4,122	1,412,898
Comcast Corp. Class A	161,418	6,058,017
Fox Corp. Class A	9,547	463,793
Fox Corp. Class B	5,595	255,915
Interpublic Group of Cos., Inc.	15,734	440,867
News Corp. Class A	16,374	450,940
News Corp. Class B	5,111	155,528
Omnicom Group, Inc.	8,241	709,056
Paramount Global Class B	21,582	225,748
		10,172,762
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	60,998	2,322,804
Newmont Corp.	48,088	1,789,835
Security Description	Shares	Value
Nucor Corp.	10,045	$1,172,352
Steel Dynamics, Inc.	6,049	690,010
		5,975,001
MULTI-UTILITIES — 0.6%
Ameren Corp.	11,434	1,019,227
CenterPoint Energy, Inc.	26,816	850,872
CMS Energy Corp.	12,270	817,795
Consolidated Edison, Inc.	14,630	1,305,435
Dominion Energy, Inc.	35,323	1,902,497
DTE Energy Co.	8,755	1,057,166
NiSource, Inc.	17,231	633,412
Public Service Enterprise Group, Inc.	21,183	1,789,752
Sempra	26,573	2,330,983
WEC Energy Group, Inc.	13,206	1,241,892
		12,949,031
OFFICE REITs — 0.0% (b)
BXP, Inc. REIT	5,870	436,493
OIL, GAS & CONSUMABLE FUELS — 0.7%
Kinder Morgan, Inc.	81,642	2,236,991
Marathon Petroleum Corp.	13,592	1,896,084
ONEOK, Inc.	24,812	2,491,125
Phillips 66 Co.	17,446	1,987,623
Targa Resources Corp.	9,211	1,644,163
Valero Energy Corp.	13,373	1,639,396
Williams Cos., Inc.	51,426	2,783,175
		14,678,557
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	10,057	754,074
Kenvue, Inc.	81,473	1,739,448
		2,493,522
PHARMACEUTICALS — 3.2%
Bristol-Myers Squibb Co.	85,852	4,855,789
Eli Lilly & Co.	33,283	25,694,476
Johnson & Johnson	101,698	14,707,565
Merck & Co., Inc.	106,852	10,629,637
Pfizer, Inc.	239,372	6,350,539
Viatris, Inc.	50,623	630,256
Zoetis, Inc.	19,058	3,105,120
		65,973,382
PROFESSIONAL SERVICES — 0.7%
Automatic Data Processing, Inc.	17,256	5,051,349
Broadridge Financial Solutions, Inc.	4,909	1,109,876
Dayforce, Inc. (a) (d)	6,517	473,395
Equifax, Inc.	5,267	1,342,295
Jacobs Solutions, Inc.	5,362	716,470
Leidos Holdings, Inc.	5,704	821,718
Paychex, Inc.	13,606	1,907,833
Paycom Software, Inc.	2,040	418,139
Verisk Analytics, Inc.	6,007	1,654,508
		13,495,583

See accompanying notes to financial statements.
23

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	12,658	$1,661,869
CoStar Group, Inc. (a)	17,316	1,239,652
		2,901,521
RESIDENTIAL REITs — 0.3%
AvalonBay Communities, Inc. REIT	6,018	1,323,780
Camden Property Trust REIT	4,449	516,262
Equity Residential REIT	14,433	1,035,712
Essex Property Trust, Inc. REIT	2,751	785,245
Invitation Homes, Inc. REIT	24,421	780,739
Mid-America Apartment Communities, Inc. REIT	4,908	758,630
UDR, Inc. REIT	12,760	553,912
		5,754,280
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	3,072	343,910
Kimco Realty Corp. REIT	28,302	663,116
Realty Income Corp. REIT	37,152	1,984,288
Regency Centers Corp. REIT	6,693	494,814
Simon Property Group, Inc. REIT	12,969	2,233,392
		5,719,520
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.8%
Advanced Micro Devices, Inc. (a)	68,529	8,277,618
Analog Devices, Inc.	20,972	4,455,711
Applied Materials, Inc.	34,824	5,663,427
Broadcom, Inc.	197,283	45,738,091
Enphase Energy, Inc. (a)	5,707	391,957
First Solar, Inc. (a)	4,514	795,547
Intel Corp.	180,138	3,611,767
KLA Corp.	5,650	3,560,178
Lam Research Corp.	54,412	3,930,179
Microchip Technology, Inc.	22,683	1,300,870
Micron Technology, Inc.	46,833	3,941,465
Monolithic Power Systems, Inc.	2,035	1,204,110
NVIDIA Corp.	1,036,145	139,143,912
NXP Semiconductors NV	10,737	2,231,685
ON Semiconductor Corp. (a)	18,233	1,149,591
QUALCOMM, Inc.	46,928	7,209,079
Skyworks Solutions, Inc.	6,747	598,324
Teradyne, Inc.	6,619	833,464
Texas Instruments, Inc.	38,531	7,224,948
		241,261,923
SOFTWARE — 10.6%
Adobe, Inc. (a)	18,615	8,277,718
ANSYS, Inc. (a)	3,704	1,249,470
Autodesk, Inc. (a)	9,112	2,693,234
Cadence Design Systems, Inc. (a)	11,568	3,475,721
Crowdstrike Holdings, Inc. Class A (a)	9,778	3,345,641
Fair Isaac Corp. (a)	1,030	2,050,658
Fortinet, Inc. (a)	26,871	2,538,772
Security Description	Shares	Value
Gen Digital, Inc.	22,930	$627,823
Intuit, Inc.	11,806	7,420,071
Microsoft Corp.	314,047	132,370,811
Oracle Corp.	67,739	11,288,027
Palantir Technologies, Inc. Class A (a)	86,559	6,546,457
Palo Alto Networks, Inc. (a)	27,611	5,024,098
PTC, Inc. (a)	5,123	941,966
Roper Technologies, Inc.	4,512	2,345,563
Salesforce, Inc.	40,427	13,515,959
ServiceNow, Inc. (a)	8,701	9,224,104
Synopsys, Inc. (a)	6,490	3,149,986
Tyler Technologies, Inc. (a)	1,815	1,046,602
		217,132,681
SPECIALIZED REITs — 0.9%
American Tower Corp. REIT	19,803	3,632,068
Crown Castle, Inc. REIT	18,411	1,670,982
Digital Realty Trust, Inc. REIT	13,020	2,308,837
Equinix, Inc. REIT	4,018	3,788,532
Extra Space Storage, Inc. REIT	8,927	1,335,479
Iron Mountain, Inc. REIT	12,254	1,288,018
Public Storage REIT	6,658	1,993,671
SBA Communications Corp. REIT	4,612	939,926
VICI Properties, Inc. REIT	44,014	1,285,649
Weyerhaeuser Co. REIT	30,692	863,980
		19,107,142
SPECIALTY RETAIL — 1.9%
AutoZone, Inc. (a)	716	2,292,632
Best Buy Co., Inc.	8,173	701,243
CarMax, Inc. (a)	6,545	535,119
Home Depot, Inc.	41,958	16,321,243
Lowe's Cos., Inc.	23,963	5,914,068
O'Reilly Automotive, Inc. (a)	2,447	2,901,653
Ross Stores, Inc.	14,014	2,119,898
TJX Cos., Inc.	47,642	5,755,630
Tractor Supply Co.	22,736	1,206,372
Ulta Beauty, Inc. (a)	1,977	859,857
		38,607,715
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.1%
Apple, Inc.	638,493	159,891,417
Dell Technologies, Inc. Class C	12,971	1,494,778
Hewlett Packard Enterprise Co.	54,699	1,167,824
HP, Inc.	40,708	1,328,302
NetApp, Inc.	8,650	1,004,092
Seagate Technology Holdings PLC	8,411	725,953
Super Micro Computer, Inc. (a)	21,265	648,157
Western Digital Corp. (a)	14,063	838,577
		167,099,100
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Deckers Outdoor Corp. (a)	6,419	1,303,635
Lululemon Athletica, Inc. (a)	4,770	1,824,095
NIKE, Inc. Class B	50,445	3,817,173
Ralph Lauren Corp.	1,661	383,658

See accompanying notes to financial statements.
24

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Tapestry, Inc.	9,767	$638,078
		7,966,639
TOBACCO — 0.6%
Altria Group, Inc.	71,799	3,754,370
Philip Morris International, Inc.	65,675	7,903,986
		11,658,356
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	24,248	1,743,674
United Rentals, Inc.	2,780	1,958,343
WW Grainger, Inc.	1,857	1,957,371
		5,659,388
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	8,190	1,019,573
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	20,651	4,558,295
TOTAL COMMON STOCKS (Cost $1,497,073,640)		2,050,606,237
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (e) (f)	1,908,986	1,908,986
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (g)	456,432	$456,432
TOTAL SHORT-TERM INVESTMENTS (Cost $2,365,418)		2,365,418
TOTAL INVESTMENTS — 100.0% (Cost $1,499,439,058)		2,052,971,655
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		643,643
NET ASSETS — 100.0%		$2,053,615,298
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	All or a portion of the shares of the security are on loan at December 31, 2024.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2024.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	10	03/21/2025	$3,072,179	$2,967,875	$(104,304)

During the period ended December 31, 2024, the average notional value related to futures contracts was $2,877,179.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,050,606,234	$3	$—	$2,050,606,237
Short-Term Investments	2,365,418	—	—	2,365,418
TOTAL INVESTMENTS	$2,052,971,652	$3	$—	$2,052,971,655
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(104,304)	$—	$—	$(104,304)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(104,304)	$—	$—	$(104,304)
See accompanying notes to financial statements.
25

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Corp.	12,042	$891,108	$122,060	$92,354	$10,022	$288,285	12,421	$1,219,121	$17,379
State Street Institutional Liquid Reserves Fund, Premier Class	2,895,086	2,895,954	4,089,128	6,985,083	319	(318)	—	—	42,113
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	14,803,781	12,894,795	—	—	1,908,986	1,908,986	47,472
State Street Navigator Securities Lending Portfolio II	277,755	277,755	9,269,126	9,090,449	—	—	456,432	456,432	747
Total		$4,064,817	$28,284,095	$29,062,681	$10,341	$287,967		$3,584,539	$107,711
See accompanying notes to financial statements.
26

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 45.1%
Affiliated Managers Group, Inc.	52,579	$9,722,909
Ameriprise Financial, Inc.	18,014	9,591,194
ARES Management Corp. Class A	54,377	9,626,360
Artisan Partners Asset Management, Inc. Class A	206,039	8,869,979
Bank of New York Mellon Corp.	124,595	9,572,634
Blackrock, Inc.	9,312	9,545,824
Blackstone, Inc.	51,532	8,885,147
Blue Owl Capital, Inc.	400,779	9,322,120
Brightsphere Investment Group, Inc.	132,042	3,477,986
Carlyle Group, Inc.	180,952	9,136,266
Cohen & Steers, Inc.	98,581	9,102,970
Diamond Hill Investment Group, Inc.	9,339	1,448,479
DigitalBridge Group, Inc.	784,110	8,844,761
Federated Hermes, Inc.	232,200	9,545,742
Franklin Resources, Inc.	442,983	8,988,125
Hamilton Lane, Inc. Class A	57,042	8,445,068
Invesco Ltd.	539,198	9,425,181
Janus Henderson Group PLC	223,807	9,518,512
KKR & Co., Inc.	63,035	9,323,507
Northern Trust Corp.	94,315	9,667,288
P10, Inc. Class A	249,769	3,149,587
SEI Investments Co.	115,684	9,541,616
State Street Corp. (a)	99,995	9,814,509
StepStone Group, Inc. Class A	160,091	9,266,067
T. Rowe Price Group, Inc.	81,524	9,219,549
TPG, Inc.	140,758	8,845,233
Victory Capital Holdings, Inc. Class A	149,863	9,810,032
Virtus Investment Partners, Inc.	19,764	4,359,543
WisdomTree, Inc. (b)	855,084	8,978,382
		245,044,570
FINANCIAL EXCHANGES & DATA — 22.5%
Cboe Global Markets, Inc.	48,966	9,567,956
CME Group, Inc.	42,329	9,830,064
Coinbase Global, Inc. Class A (c)	31,635	7,854,970
Donnelley Financial Solutions, Inc. (c)	128,761	8,077,178
FactSet Research Systems, Inc.	20,256	9,728,552
Intercontinental Exchange, Inc.	62,739	9,348,738
MarketAxess Holdings, Inc.	42,230	9,545,669
Moody's Corp.	19,946	9,441,838
Morningstar, Inc.	27,661	9,315,118
MSCI, Inc.	15,753	9,451,958
Nasdaq, Inc.	122,083	9,438,237
Open Lending Corp. (c)	248,951	1,486,237
S&P Global, Inc.	19,227	9,575,623
Tradeweb Markets, Inc. Class A	75,900	9,936,828
		122,598,966
Security Description	Shares	Value
INVESTMENT BANKING & BROKERAGE — 32.2%
BGC Group, Inc. Class A	1,082,826	$9,810,404
Charles Schwab Corp.	120,324	8,905,179
Evercore, Inc. Class A	33,354	9,245,395
Goldman Sachs Group, Inc.	16,737	9,583,941
Houlihan Lokey, Inc.	55,523	9,642,124
Interactive Brokers Group, Inc. Class A	54,853	9,690,880
Jefferies Financial Group, Inc.	123,696	9,697,766
Lazard, Inc.	183,494	9,446,271
LPL Financial Holdings, Inc.	30,016	9,800,524
Moelis & Co. Class A	133,541	9,866,009
Morgan Stanley	77,747	9,774,353
Perella Weinberg Partners	221,602	5,282,992
Piper Sandler Cos.	30,588	9,174,871
PJT Partners, Inc. Class A	60,287	9,513,891
Raymond James Financial, Inc.	61,455	9,545,805
Robinhood Markets, Inc. Class A (c)	262,114	9,766,368
Stifel Financial Corp.	88,388	9,376,199
StoneX Group, Inc. (c)	77,830	7,625,005
Virtu Financial, Inc. Class A	269,616	9,619,899
		175,367,876
TOTAL COMMON STOCKS (Cost $491,962,153)		543,011,412
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (d) (e) (Cost $643,452)	643,452	643,452
TOTAL INVESTMENTS — 99.9% (Cost $492,605,605)		543,654,864
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		381,566
NET ASSETS — 100.0%		$544,036,430

(a)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2024.

See accompanying notes to financial statements.
27

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$543,011,412	$—	$—	$543,011,412
Short-Term Investment	643,452	—	—	643,452
TOTAL INVESTMENTS	$543,654,864	$—	$—	$543,654,864

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Corp.	97,623	$7,224,102	$4,612,796	$4,292,010	$652,769	$1,616,852	99,995	$9,814,509	$142,769
State Street Institutional Liquid Reserves Fund, Premier Class	353,565	353,671	1,723,246	2,076,917	19	(19)	—	—	6,364
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	6,587,342	5,943,890	—	—	643,452	643,452	8,415
State Street Navigator Securities Lending Portfolio II	2,413,402	2,413,402	95,398,028	97,811,430	—	—	—	—	151,323
Total		$9,991,175	$108,321,412	$110,124,247	$652,788	$1,616,833		$10,457,961	$308,871
See accompanying notes to financial statements.
28

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 76.4%
Abbott Laboratories	34,861	$3,943,128
Alphatec Holdings, Inc. (a) (b)	402,021	3,690,553
Artivion, Inc. (a) (b)	57,309	1,638,464
AtriCure, Inc. (a) (b)	119,453	3,650,484
Axogen, Inc. (a)	96,874	1,596,484
Baxter International, Inc.	128,355	3,742,832
Becton Dickinson & Co.	18,001	4,083,887
Boston Scientific Corp. (a)	43,938	3,924,542
Butterfly Network, Inc. (a)	401,269	1,251,959
CONMED Corp. (b)	54,269	3,714,170
Dexcom, Inc. (a)	49,447	3,845,493
Edwards Lifesciences Corp. (a)	53,909	3,990,883
Enovis Corp. (a)	85,058	3,732,345
Envista Holdings Corp. (a)	193,908	3,740,485
GE HealthCare Technologies, Inc.	48,084	3,759,207
Glaukos Corp. (a)	27,847	4,175,379
Globus Medical, Inc. Class A (a)	47,974	3,967,930
Hologic, Inc. (a)	52,681	3,797,773
IDEXX Laboratories, Inc. (a)	9,104	3,763,958
Inari Medical, Inc. (a) (b)	68,356	3,489,574
Inspire Medical Systems, Inc. (a) (b)	20,641	3,826,429
Insulet Corp. (a)	14,550	3,798,569
Integer Holdings Corp. (a) (b)	28,296	3,749,786
Integra LifeSciences Holdings Corp. (a)	164,761	3,736,780
Intuitive Surgical, Inc. (a)	7,320	3,820,747
iRhythm Technologies, Inc. (a) (b)	44,245	3,989,572
LeMaitre Vascular, Inc. (b)	31,837	2,933,461
LivaNova PLC (a)	77,277	3,578,698
Masimo Corp. (a)	22,818	3,771,815
Medtronic PLC	47,986	3,833,122
Novocure Ltd. (a)	127,819	3,809,006
Omnicell, Inc. (a)	84,641	3,768,217
Orthofix Medical, Inc. (a)	65,381	1,141,552
Paragon 28, Inc. (a) (b)	91,153	941,611
Penumbra, Inc. (a)	15,686	3,725,111
PROCEPT BioRobotics Corp. (a)	43,913	3,535,875
QuidelOrtho Corp. (a) (b)	95,833	4,269,360
ResMed, Inc.	16,189	3,702,262
SI-BONE, Inc. (a)	102,371	1,435,241
STERIS PLC	18,982	3,901,940
Stryker Corp.	10,578	3,808,609
Surmodics, Inc. (a)	70,604	2,795,918
Tactile Systems Technology, Inc. (a)	42,580	729,395
Tandem Diabetes Care, Inc. (a) (b)	115,266	4,151,881
Teleflex, Inc.	21,670	3,856,827
TransMedics Group, Inc. (a) (b)	59,071	3,683,077
Varex Imaging Corp. (a)	144,820	2,112,924
Security Description	Shares	Value
Zimmer Biomet Holdings, Inc.	37,218	$3,931,337
Zimvie, Inc. (a)	53,348	744,205
		162,582,857
HEALTH CARE SUPPLIES — 23.5%
Align Technology, Inc. (a)	16,612	3,463,768
Avanos Medical, Inc. (a)	91,548	1,457,444
Bioventus, Inc. Class A (a)	128,724	1,351,602
Cooper Cos., Inc. (a)	40,078	3,684,371
Dentsply Sirona, Inc.	198,652	3,770,415
Embecta Corp.	78,116	1,613,095
Haemonetics Corp. (a)	47,744	3,727,851
ICU Medical, Inc. (a)	23,942	3,715,080
Lantheus Holdings, Inc. (a)	43,534	3,894,552
Merit Medical Systems, Inc. (a)	37,708	3,647,118
Neogen Corp. (a) (b)	313,306	3,803,535
OrthoPediatrics Corp. (a) (b)	59,845	1,387,207
RxSight, Inc. (a)	105,881	3,640,189
Solventum Corp. (a)	56,448	3,728,955
STAAR Surgical Co. (a) (b)	157,584	3,827,715
UFP Technologies, Inc. (a)	13,461	3,291,349
		50,004,246
TOTAL COMMON STOCKS (Cost $234,215,736)		212,587,103
SHORT-TERM INVESTMENTS — 4.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	226,793	226,793
State Street Navigator Securities Lending Portfolio II (e) (f)	10,256,868	10,256,868
TOTAL SHORT-TERM INVESTMENTS (Cost $10,483,661)		10,483,661
TOTAL INVESTMENTS — 104.8% (Cost $244,699,397)		223,070,764
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(10,206,777)
NET ASSETS — 100.0%		$212,863,987

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
29

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$212,587,103	$—	$—	$212,587,103
Short-Term Investments	10,483,661	—	—	10,483,661
TOTAL INVESTMENTS	$223,070,764	$—	$—	$223,070,764

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	399,084	$399,204	$3,161,556	$3,560,759	$23	$(24)	—	$—	$4,798
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	4,828,129	4,601,336	—	—	226,793	226,793	3,675
State Street Navigator Securities Lending Portfolio II	3,024,830	3,024,830	108,710,118	101,478,080	—	—	10,256,868	10,256,868	8,514
Total		$3,424,034	$116,699,803	$109,640,175	$23	$(24)		$10,483,661	$16,987
See accompanying notes to financial statements.
30

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE SERVICES — 46.8%
Addus HomeCare Corp. (a)	11,930	$1,495,426
agilon health, Inc. (a) (b)	534,021	1,014,640
Amedisys, Inc. (a)	16,864	1,531,083
AMN Healthcare Services, Inc. (a)	53,538	1,280,629
Astrana Health, Inc. (a)	37,463	1,181,208
BrightSpring Health Services, Inc. (a) (b)	78,516	1,337,127
Castle Biosciences, Inc. (a)	38,348	1,021,974
Chemed Corp.	2,633	1,394,963
Cigna Group	4,905	1,354,467
CorVel Corp. (a)	8,596	956,391
Cross Country Healthcare, Inc. (a)	30,778	558,928
CVS Health Corp.	27,865	1,250,860
DaVita, Inc. (a)	9,275	1,387,076
Enhabit, Inc. (a)	43,236	337,673
Fulgent Genetics, Inc. (a) (b)	16,257	300,267
GeneDx Holdings Corp. (a)	19,535	1,501,460
Guardant Health, Inc. (a)	40,447	1,235,656
Hims & Hers Health, Inc. (a) (b)	47,775	1,155,200
Labcorp Holdings, Inc.	6,283	1,440,818
LifeStance Health Group, Inc. (a)	129,319	953,081
NeoGenomics, Inc. (a)	59,507	980,675
OPKO Health, Inc. (a) (b)	355,122	522,029
Option Care Health, Inc. (a)	60,961	1,414,295
Pediatrix Medical Group, Inc. (a)	55,464	727,688
Pennant Group, Inc. (a)	27,530	730,096
Premier, Inc. Class A	66,314	1,405,857
Privia Health Group, Inc. (a)	68,259	1,334,463
Quest Diagnostics, Inc.	9,264	1,397,567
RadNet, Inc. (a)	17,897	1,249,926
Talkspace, Inc. (a) (b)	162,350	501,662
		32,953,185
HEALTH CARE DISTRIBUTORS — 12.6%
AdaptHealth Corp. (a) (b)	96,038	914,282
Cardinal Health, Inc.	12,283	1,452,710
Cencora, Inc.	6,220	1,397,510
Henry Schein, Inc. (a)	18,768	1,298,746
McKesson Corp.	2,501	1,425,345
Owens & Minor, Inc. (a)	76,535	1,000,312
Patterson Cos., Inc.	45,934	1,417,523
		8,906,428
HEALTH CARE FACILITIES — 22.2%
Acadia Healthcare Co., Inc. (a)	36,202	1,435,409
Brookdale Senior Living, Inc. (a)	229,808	1,155,934
Community Health Systems, Inc. (a)	189,883	567,750
Concentra Group Holdings Parent, Inc.	33,826	669,078
Encompass Health Corp.	14,199	1,311,278
Ensign Group, Inc.	10,093	1,340,956
HCA Healthcare, Inc.	4,577	1,373,787
National HealthCare Corp.	5,084	546,835
Security Description	Shares	Value
PACS Group, Inc. (a)	64,944	$851,416
Select Medical Holdings Corp.	73,289	1,381,498
Surgery Partners, Inc. (a) (b)	68,682	1,453,998
Tenet Healthcare Corp. (a)	10,296	1,299,664
U.S. Physical Therapy, Inc.	9,883	876,721
Universal Health Services, Inc. Class B	7,563	1,356,953
		15,621,277
MANAGED HEALTH CARE — 18.3%
Alignment Healthcare, Inc. (a)	122,960	1,383,300
Centene Corp. (a)	25,349	1,535,642
Clover Health Investments Corp. (a)	462,285	1,456,198
Elevance Health, Inc.	3,741	1,380,055
HealthEquity, Inc. (a)	14,814	1,421,403
Humana, Inc.	5,184	1,315,233
Molina Healthcare, Inc. (a)	4,802	1,397,622
Progyny, Inc. (a)	93,597	1,614,548
UnitedHealth Group, Inc.	2,703	1,367,340
		12,871,341
TOTAL COMMON STOCKS (Cost $77,701,141)		70,352,231
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	74,291	74,291
State Street Navigator Securities Lending Portfolio II (e) (f)	1,764,291	1,764,291
TOTAL SHORT-TERM INVESTMENTS (Cost $1,838,582)		1,838,582
TOTAL INVESTMENTS — 102.5% (Cost $79,539,723)		72,190,813
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(1,774,667)
NET ASSETS — 100.0%		$70,416,146

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
31

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$70,352,231	$—	$—	$70,352,231
Short-Term Investments	1,838,582	—	—	1,838,582
TOTAL INVESTMENTS	$72,190,813	$—	$—	$72,190,813

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	41,665	$41,677	$111,788	$153,465	$2	$(2)	—	$—	$795
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	623,407	549,116	—	—	74,291	74,291	1,061
State Street Navigator Securities Lending Portfolio II	2,170,492	2,170,492	35,882,249	36,288,450	—	—	1,764,291	1,764,291	8,428
Total		$2,212,169	$36,617,444	$36,991,031	$2	$(2)		$1,838,582	$10,284
See accompanying notes to financial statements.
32

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INSURANCE BROKERS — 15.1%
Aon PLC Class A	53,390	$19,175,553
Arthur J Gallagher & Co.	68,266	19,377,304
Baldwin Insurance Group, Inc. (a)	451,702	17,507,970
Brown & Brown, Inc.	185,957	18,971,333
Goosehead Insurance, Inc. Class A (a)	165,309	17,724,431
Marsh & McLennan Cos., Inc.	90,320	19,184,871
Ryan Specialty Holdings, Inc.	283,821	18,209,955
Willis Towers Watson PLC	62,488	19,573,741
		149,725,158
LIFE & HEALTH INSURANCE — 23.0%
Aflac, Inc.	185,780	19,217,083
Brighthouse Financial, Inc. (a)	399,008	19,168,344
CNO Financial Group, Inc.	506,540	18,848,353
Genworth Financial, Inc. (a)	2,602,144	18,188,987
Globe Life, Inc.	184,255	20,548,118
Lincoln National Corp.	588,271	18,654,073
MetLife, Inc.	241,012	19,734,063
Oscar Health, Inc. Class A (a) (b)	1,348,180	18,119,539
Primerica, Inc.	68,455	18,580,056
Principal Financial Group, Inc.	242,487	18,770,919
Prudential Financial, Inc.	161,244	19,112,251
Unum Group	265,491	19,388,808
		228,330,594
MULTI-LINE INSURANCE — 1.9%
American International Group, Inc.	262,902	19,139,266
PROPERTY & CASUALTY INSURANCE — 52.3%
Allstate Corp.	100,156	19,309,075
American Financial Group, Inc.	138,297	18,937,007
Arch Capital Group Ltd.	205,796	19,005,261
Assurant, Inc.	89,247	19,029,245
Assured Guaranty Ltd.	214,709	19,325,957
Axis Capital Holdings Ltd.	212,810	18,859,222
Chubb Ltd.	70,082	19,363,657
Cincinnati Financial Corp.	127,635	18,341,149
Erie Indemnity Co. Class A	47,520	19,589,170
Fidelity National Financial, Inc.	322,446	18,102,118
First American Financial Corp.	295,531	18,452,956
Hanover Insurance Group, Inc.	123,850	19,154,641
Hartford Financial Services Group, Inc.	171,277	18,737,704
Kemper Corp.	285,082	18,940,848
Kinsale Capital Group, Inc.	37,829	17,595,403
Lemonade, Inc. (a)	454,987	16,688,923
Loews Corp.	228,438	19,346,414
Markel Group, Inc. (a)	11,012	19,009,245
Mercury General Corp.	265,422	17,645,255
Security Description	Shares	Value
Old Republic International Corp.	531,727	$19,243,200
Palomar Holdings, Inc. (a)	178,518	18,849,716
Progressive Corp.	79,432	19,032,701
RLI Corp.	114,989	18,953,637
Selective Insurance Group, Inc.	201,375	18,832,590
Stewart Information Services Corp.	192,241	12,974,345
Travelers Cos., Inc.	78,981	19,025,733
W.R. Berkley Corp.	318,057	18,612,696
White Mountains Insurance Group Ltd.	9,824	19,108,269
		520,066,137
REINSURANCE — 7.6%
Enstar Group Ltd. (a)	59,265	19,086,293
Everest Group Ltd.	53,429	19,365,875
Reinsurance Group of America, Inc.	92,015	19,657,165
RenaissanceRe Holdings Ltd.	71,490	17,787,427
		75,896,760
TOTAL COMMON STOCKS (Cost $1,019,404,070)		993,157,915
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	1,240,912	1,240,912
State Street Navigator Securities Lending Portfolio II (e) (f)	5,765,550	5,765,550
TOTAL SHORT-TERM INVESTMENTS (Cost $7,006,462)		7,006,462
TOTAL INVESTMENTS — 100.6% (Cost $1,026,410,532)		1,000,164,377
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(5,549,615)
NET ASSETS — 100.0%		$994,614,762

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
33

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$993,157,915	$—	$—	$993,157,915
Short-Term Investments	7,006,462	—	—	7,006,462
TOTAL INVESTMENTS	$1,000,164,377	$—	$—	$1,000,164,377

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,264,532	$1,264,912	$1,542,052	$2,806,964	$56	$(56)	—	$—	$8,751
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	12,239,375	10,998,463	—	—	1,240,912	1,240,912	12,911
State Street Navigator Securities Lending Portfolio II	14,911,150	14,911,150	36,272,375	45,417,975	—	—	5,765,550	5,765,550	4,724
Total		$16,176,062	$50,053,802	$59,223,402	$56	$(56)		$7,006,462	$26,386
See accompanying notes to financial statements.
34

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALUMINUM — 7.4%
Alcoa Corp.	2,081,906	$78,654,408
Century Aluminum Co. (a)	1,201,710	21,895,156
Kaiser Aluminum Corp.	176,642	12,412,634
		112,962,198
COAL & CONSUMABLE FUELS — 13.9%
Centrus Energy Corp. Class A (a) (b)	382,215	25,459,341
CONSOL Energy, Inc. (b)	638,909	68,158,812
Peabody Energy Corp. (b)	2,856,418	59,813,393
Uranium Energy Corp. (a) (b)	8,839,251	59,134,589
		212,566,135
COPPER — 4.8%
Freeport-McMoRan, Inc.	1,914,381	72,899,628
DIVERSIFIED METALS & MINING — 4.8%
Compass Minerals International, Inc. (b)	844,089	9,496,001
Ivanhoe Electric, Inc. (a) (b)	935,561	7,063,486
Materion Corp.	127,897	12,646,455
MP Materials Corp. (a) (b)	2,861,736	44,643,082
		73,849,024
GOLD — 12.2%
Coeur Mining, Inc. (a) (b)	7,644,092	43,724,206
McEwen Mining, Inc. (a) (b)	885,001	6,885,308
Newmont Corp.	1,946,974	72,466,372
Royal Gold, Inc.	479,282	63,193,332
		186,269,218
SILVER — 5.0%
Gatos Silver, Inc. (a) (b)	929,540	12,994,969
Hecla Mining Co. (b)	12,965,728	63,661,725
		76,656,694
STEEL — 51.8%
Alpha Metallurgical Resources, Inc. (a)	257,193	51,469,463
Arch Resources, Inc. (b)	440,277	62,175,918
ATI, Inc. (a)	1,437,115	79,098,810
Carpenter Technology Corp.	454,742	77,174,265
Cleveland-Cliffs, Inc. (a) (b)	6,993,908	65,742,735
Commercial Metals Co. (b)	1,159,891	57,530,594
Metallus, Inc. (a) (b)	468,006	6,612,925
Nucor Corp.	594,606	69,396,466
Olympic Steel, Inc. (b)	198,624	6,516,854
Security Description	Shares	Value
Radius Recycling, Inc.	253,737	$3,861,877
Ramaco Resources, Inc. Class A	618,965	6,350,581
Reliance, Inc. (b)	268,763	72,367,125
Ryerson Holding Corp. (b)	379,112	7,017,363
Steel Dynamics, Inc.	616,386	70,311,151
SunCoke Energy, Inc.	993,416	10,629,551
U.S. Steel Corp. (b)	2,356,661	80,102,907
Warrior Met Coal, Inc. (b)	1,068,617	57,961,786
Worthington Steel, Inc. (b)	230,795	7,343,897
		791,664,268
TOTAL COMMON STOCKS (Cost $1,789,993,502)		1,526,867,165
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	2,342,448	2,342,448
State Street Navigator Securities Lending Portfolio II (e) (f)	57,835,206	57,835,206
TOTAL SHORT-TERM INVESTMENTS (Cost $60,177,654)		60,177,654
TOTAL INVESTMENTS — 103.8% (Cost $1,850,171,156)		1,587,044,819
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(57,696,878)
NET ASSETS — 100.0%		$1,529,347,941

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
35

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,526,867,165	$—	$—	$1,526,867,165
Short-Term Investments	60,177,654	—	—	60,177,654
TOTAL INVESTMENTS	$1,587,044,819	$—	$—	$1,587,044,819

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,609,623	$1,610,106	$3,366,278	$4,976,384	$81	$(81)	—	$—	$23,115
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	13,766,663	11,424,215	—	—	2,342,448	2,342,448	24,665
State Street Navigator Securities Lending Portfolio II	49,968,288	49,968,288	738,152,097	730,285,179	—	—	57,835,206	57,835,206	96,304
Total		$51,578,394	$755,285,038	$746,685,778	$81	$(81)		$60,177,654	$144,084
See accompanying notes to financial statements.
36

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 24.9%
Helmerich & Payne, Inc. (a)	290,639	$9,306,261
Nabors Industries Ltd. (a) (b)	51,816	2,962,321
Noble Corp. PLC	306,661	9,629,155
Patterson-UTI Energy, Inc.	1,282,010	10,589,403
Transocean Ltd. (a) (b)	2,448,043	9,180,161
Valaris Ltd. (a) (b)	218,613	9,671,439
		51,338,740
OIL & GAS EQUIPMENT & SERVICES — 75.0%
Archrock, Inc.	349,314	8,694,425
Atlas Energy Solutions, Inc. (a)	264,476	5,866,078
Baker Hughes Co.	235,810	9,672,926
Bristow Group, Inc. (b)	39,489	1,354,473
Cactus, Inc. Class A	154,228	9,000,746
ChampionX Corp.	339,062	9,219,096
Core Laboratories, Inc.	104,756	1,813,326
Expro Group Holdings NV (b)	605,913	7,555,735
Halliburton Co.	342,894	9,323,288
Helix Energy Solutions Group, Inc. (b)	595,970	5,554,440
Innovex International, Inc. (b)	144,670	2,021,040
Kodiak Gas Services, Inc.	162,446	6,632,670
Liberty Energy, Inc. (a)	524,214	10,426,617
NOV, Inc.	651,008	9,504,717
NPK International, Inc. (b)	207,904	1,594,624
Oceaneering International, Inc. (b)	260,858	6,803,177
ProPetro Holding Corp. (b)	330,961	3,087,866
RPC, Inc. (a)	455,612	2,706,335
Schlumberger NV	240,917	9,236,758
Select Water Solutions, Inc.	201,276	2,664,894
Solaris Energy Infrastructure, Inc.	45,118	1,298,496
TechnipFMC PLC	323,715	9,368,312
TETRA Technologies, Inc. (b)	395,324	1,415,260
Tidewater, Inc. (b)	202,970	11,104,489
Security Description	Shares	Value
Weatherford International PLC	124,348	$8,907,047
		154,826,835
TOTAL COMMON STOCKS (Cost $241,840,451)		206,165,575
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	140,734	140,734
State Street Navigator Securities Lending Portfolio II (e) (f)	4,698,251	4,698,251
TOTAL SHORT-TERM INVESTMENTS (Cost $4,838,985)		4,838,985
TOTAL INVESTMENTS — 102.3% (Cost $246,679,436)		211,004,560
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(4,686,654)
NET ASSETS — 100.0%		$206,317,906

(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$206,165,575	$—	$—	$206,165,575
Short-Term Investments	4,838,985	—	—	4,838,985
TOTAL INVESTMENTS	$211,004,560	$—	$—	$211,004,560
See accompanying notes to financial statements.
37

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	278,300	$278,384	$7,512,896	$7,791,280	$24	$(24)	—	$—	$2,642
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,273,508	2,132,774	—	—	140,734	140,734	3,813
State Street Navigator Securities Lending Portfolio II	16,416,351	16,416,351	104,992,830	116,710,930	—	—	4,698,251	4,698,251	14,841
Total		$16,694,735	$114,779,234	$126,634,984	$24	$(24)		$4,838,985	$21,296
See accompanying notes to financial statements.
38

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
PHARMACEUTICALS — 99.7%
Amneal Pharmaceuticals, Inc. (a)	264,478	$2,094,666
Amphastar Pharmaceuticals, Inc. (a) (b)	88,083	3,270,522
ANI Pharmaceuticals, Inc. (a)	61,162	3,381,035
Arvinas, Inc. (a)	160,167	3,070,401
Axsome Therapeutics, Inc. (a)	61,288	5,185,578
Bristol-Myers Squibb Co.	105,746	5,980,994
Collegium Pharmaceutical, Inc. (a)	116,657	3,342,223
Corcept Therapeutics, Inc. (a)	99,707	5,024,236
CorMedix, Inc. (a)	250,859	2,031,958
Edgewise Therapeutics, Inc. (a)	201,024	5,367,341
Elanco Animal Health, Inc. (a)	478,089	5,789,658
Eli Lilly & Co.	7,524	5,808,528
Enliven Therapeutics, Inc. (a) (b)	60,521	1,361,722
Esperion Therapeutics, Inc. (a)	625,663	1,376,459
Evolus, Inc. (a)	176,138	1,944,564
EyePoint Pharmaceuticals, Inc. (a) (b)	185,391	1,381,163
Harmony Biosciences Holdings, Inc. (a)	136,842	4,708,733
Harrow, Inc. (a)	135,916	4,559,982
Innoviva, Inc. (a)	118,398	2,054,205
Intra-Cellular Therapies, Inc. (a)	71,417	5,964,748
Jazz Pharmaceuticals PLC (a)	49,625	6,111,319
Johnson & Johnson	40,852	5,908,016
Ligand Pharmaceuticals, Inc. (a)	21,248	2,276,723
Liquidia Corp. (a) (b)	199,958	2,351,506
Merck & Co., Inc.	60,054	5,974,172
Mind Medicine MindMed, Inc. (a) (b)	158,204	1,101,100
Neumora Therapeutics, Inc. (a) (b)	294,309	3,119,675
Nuvation Bio, Inc. (a)	410,745	1,092,582
Ocular Therapeutix, Inc. (a) (b)	257,007	2,194,840
Organon & Co. (b)	382,044	5,700,096
Pacira BioSciences, Inc. (a)	136,296	2,567,817
Perrigo Co. PLC	219,510	5,643,602
Pfizer, Inc.	237,435	6,299,151
Phathom Pharmaceuticals, Inc. (a) (b)	187,649	1,523,710
Phibro Animal Health Corp. Class A	43,077	904,617
Pliant Therapeutics, Inc. (a) (b)	87,807	1,156,418
Security Description	Shares	Value
Prestige Consumer Healthcare, Inc. (a)	53,992	$4,216,235
Royalty Pharma PLC Class A	237,719	6,064,212
Supernus Pharmaceuticals, Inc. (a)	70,584	2,552,317
Tarsus Pharmaceuticals, Inc. (a) (b)	114,890	6,361,459
Viatris, Inc.	469,841	5,849,520
WaVe Life Sciences Ltd. (a)	210,471	2,603,526
Xeris Biopharma Holdings, Inc. (a)	299,208	1,014,315
Zevra Therapeutics, Inc. (a)	164,059	1,368,252
Zoetis, Inc.	33,812	5,508,989
TOTAL COMMON STOCKS (Cost $170,575,678)		163,162,885
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	410,724	410,724
State Street Navigator Securities Lending Portfolio II (e) (f)	3,322,021	3,322,021
TOTAL SHORT-TERM INVESTMENTS (Cost $3,732,745)		3,732,745
TOTAL INVESTMENTS — 102.0% (Cost $174,308,423)		166,895,630
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(3,318,165)
NET ASSETS — 100.0%		$163,577,465

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
39

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$163,162,885	$—	$—	$163,162,885
Short-Term Investments	3,732,745	—	—	3,732,745
TOTAL INVESTMENTS	$166,895,630	$—	$—	$166,895,630

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	165,604	$165,653	$473,820	$639,474	$17	$(16)	—	$—	$2,615
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,922,672	2,511,948	—	—	410,724	410,724	5,092
State Street Navigator Securities Lending Portfolio II	11,100,091	11,100,091	61,080,142	68,858,212	—	—	3,322,021	3,322,021	522,627
Total		$11,265,744	$64,476,634	$72,009,634	$17	$(16)		$3,732,745	$530,334
See accompanying notes to financial statements.
40

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
APPAREL RETAIL — 22.8%
Abercrombie & Fitch Co. Class A (a)	32,852	$4,910,388
American Eagle Outfitters, Inc.	255,300	4,255,851
Boot Barn Holdings, Inc. (a) (b)	30,820	4,679,092
Buckle, Inc. (b)	85,308	4,334,499
Burlington Stores, Inc. (a)	15,243	4,345,170
Caleres, Inc. (b)	172,854	4,003,299
Foot Locker, Inc. (a) (b)	205,848	4,479,252
Gap, Inc.	178,682	4,222,256
Genesco, Inc. (a)	44,000	1,881,000
Guess?, Inc. (b)	218,459	3,071,534
RealReal, Inc. (a)	327,302	3,577,411
Revolve Group, Inc. (a)	118,614	3,972,383
Ross Stores, Inc.	29,280	4,429,186
Shoe Carnival, Inc. (b)	126,431	4,182,337
Stitch Fix, Inc. Class A (a) (b)	407,942	1,758,230
TJX Cos., Inc.	35,530	4,292,379
Urban Outfitters, Inc. (a)	87,382	4,795,524
Victoria's Secret & Co. (a)	95,376	3,950,474
Zumiez, Inc. (a) (b)	119,859	2,297,697
		73,437,962
AUTOMOTIVE RETAIL — 21.3%
Advance Auto Parts, Inc. (b)	98,940	4,678,873
America's Car-Mart, Inc. (a) (b)	36,881	1,890,151
Arko Corp. (b)	113,788	749,863
Asbury Automotive Group, Inc. (a)	17,632	4,285,105
AutoNation, Inc. (a)	25,714	4,367,266
AutoZone, Inc. (a)	1,340	4,290,680
Camping World Holdings, Inc. Class A	186,597	3,933,465
CarMax, Inc. (a)	51,796	4,234,841
Carvana Co. (a)	17,962	3,652,752
EVgo, Inc. (a) (b)	696,462	2,820,671
Group 1 Automotive, Inc. (b)	10,617	4,474,853
Lithia Motors, Inc.	11,828	4,227,682
Monro, Inc.	163,623	4,057,850
Murphy USA, Inc. (b)	8,241	4,134,922
O'Reilly Automotive, Inc. (a)	3,550	4,209,590
Penske Automotive Group, Inc.	27,565	4,202,009
Sonic Automotive, Inc. Class A	67,054	4,247,871
Valvoline, Inc. (a)	113,624	4,110,916
		68,569,360
BROADLINE RETAIL — 10.8%
Amazon.com, Inc. (a)	19,575	4,294,559
Dillard's, Inc. Class A (b)	9,874	4,263,001
eBay, Inc.	71,330	4,418,894
Etsy, Inc. (a)	76,398	4,040,690
Kohl's Corp. (b)	305,085	4,283,393
Macy's, Inc. (b)	271,774	4,601,134
Nordstrom, Inc.	196,261	4,739,703
Security Description	Shares	Value
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	39,708	$4,357,159
		34,998,533
COMPUTER & ELECTRONICS RETAIL — 2.9%
Best Buy Co., Inc.	51,742	4,439,464
GameStop Corp. Class A (a)	155,547	4,874,843
		9,314,307
CONSUMER STAPLES MERCHANDISE RETAIL — 9.4%
BJ's Wholesale Club Holdings, Inc. (a)	45,177	4,036,565
Costco Wholesale Corp.	4,532	4,152,536
Dollar General Corp.	56,447	4,279,811
Dollar Tree, Inc. (a)	62,899	4,713,651
PriceSmart, Inc.	46,504	4,286,274
Target Corp.	33,141	4,480,000
Walmart, Inc.	47,460	4,288,011
		30,236,848
DRUG RETAIL — 1.3%
Walgreens Boots Alliance, Inc. (b)	457,934	4,272,524
FOOD RETAIL — 9.9%
Albertsons Cos., Inc. Class A	247,189	4,854,792
Casey's General Stores, Inc.	10,542	4,177,057
Grocery Outlet Holding Corp. (a) (b)	238,927	3,729,651
Ingles Markets, Inc. Class A	63,409	4,086,076
Kroger Co.	73,482	4,493,424
Maplebear, Inc. (a)	108,191	4,481,271
Sprouts Farmers Market, Inc. (a)	30,249	3,843,740
Weis Markets, Inc. (b)	32,103	2,174,015
		31,840,026
OTHER SPECIALTY RETAIL — 21.4%
Academy Sports & Outdoors, Inc. (b)	82,649	4,754,797
Bath & Body Works, Inc.	117,522	4,556,328
Build-A-Bear Workshop, Inc. (b)	82,075	3,778,733
Chewy, Inc. Class A (a)	138,477	4,637,595
Dick's Sporting Goods, Inc.	20,393	4,666,734
Five Below, Inc. (a)	41,145	4,318,579
Leslie's, Inc. (a) (b)	1,318,478	2,940,206
MarineMax, Inc. (a) (b)	110,244	3,191,564
National Vision Holdings, Inc. (a)	378,657	3,945,606
ODP Corp. (a)	159,293	3,622,323
Sally Beauty Holdings, Inc. (a)	354,250	3,701,912
Signet Jewelers Ltd. (b)	53,008	4,278,276
Tractor Supply Co.	78,913	4,187,124
Ulta Beauty, Inc. (a)	10,469	4,553,282
Upbound Group, Inc.	133,676	3,899,329
Warby Parker, Inc. Class A (a) (b)	191,510	4,636,457

See accompanying notes to financial statements.
41

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Winmark Corp.	8,258	$3,245,972
		68,914,817
TOTAL COMMON STOCKS (Cost $398,413,434)		321,584,377
SHORT-TERM INVESTMENTS — 9.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	286,301	286,301
State Street Navigator Securities Lending Portfolio II (e) (f)	31,052,815	31,052,815
TOTAL SHORT-TERM INVESTMENTS (Cost $31,339,116)		31,339,116
TOTAL INVESTMENTS — 109.5% (Cost $429,752,550)		352,923,493
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.5)%		(30,476,508)
NET ASSETS — 100.0%		$322,446,985

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$321,584,377	$—	$—	$321,584,377
Short-Term Investments	31,339,116	—	—	31,339,116
TOTAL INVESTMENTS	$352,923,493	$—	$—	$352,923,493

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	314,994	$315,089	$983,014	$1,298,102	$14	$(15)	—	$—	$2,445
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	6,665,219	6,378,918	—	—	286,301	286,301	6,868
State Street Navigator Securities Lending Portfolio II	37,105,442	37,105,442	204,905,910	210,958,537	—	—	31,052,815	31,052,815	34,254
Total		$37,420,531	$212,554,143	$218,635,557	$14	$(15)		$31,339,116	$43,567
See accompanying notes to financial statements.
42

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
SEMICONDUCTORS — 100.0%
Advanced Micro Devices, Inc. (a)	332,714	$40,188,524
Allegro MicroSystems, Inc. (a) (b)	1,971,746	43,102,368
Alpha & Omega Semiconductor Ltd. (a)	245,483	9,090,235
Ambarella, Inc. (a)	456,900	33,234,906
Analog Devices, Inc.	199,439	42,372,810
Astera Labs, Inc. (a)	353,172	46,777,631
Broadcom, Inc.	236,395	54,805,817
CEVA, Inc. (a)	149,966	4,731,427
Cirrus Logic, Inc. (a)	405,998	40,429,281
Credo Technology Group Holding Ltd. (a)	623,397	41,898,512
Diodes, Inc. (a) (b)	422,832	26,076,049
First Solar, Inc. (a)	215,432	37,967,736
Impinj, Inc. (a) (b)	272,314	39,556,332
indie Semiconductor, Inc. Class A (a) (b)	2,938,713	11,901,788
Intel Corp.	2,152,132	43,150,247
Lattice Semiconductor Corp. (a) (b)	687,229	38,931,523
MACOM Technology Solutions Holdings, Inc. (a) (b)	313,807	40,766,667
Marvell Technology, Inc.	388,870	42,950,692
MaxLinear, Inc. (a) (b)	1,140,052	22,550,229
Microchip Technology, Inc.	703,887	40,367,919
Micron Technology, Inc.	424,268	35,706,395
Monolithic Power Systems, Inc.	69,409	41,069,305
Navitas Semiconductor Corp. (a) (b)	1,908,134	6,812,038
NVE Corp. (b)	20,213	1,645,945
NVIDIA Corp.	310,829	41,741,226
NXP Semiconductors NV	196,948	40,935,642
ON Semiconductor Corp. (a)	637,089	40,168,461
Penguin Solutions, Inc. (a) (b)	945,905	18,151,917
Power Integrations, Inc. (b)	455,800	28,122,860
Qorvo, Inc. (a)	626,988	43,845,271
QUALCOMM, Inc.	270,959	41,624,722
Rambus, Inc. (a)	733,134	38,753,463
Rigetti Computing, Inc. (a) (b)	1,060,500	16,183,230
Security Description	Shares	Value
Semtech Corp. (a)	675,398	$41,773,366
Silicon Laboratories, Inc. (a) (b)	271,688	33,749,083
SiTime Corp. (a) (b)	155,266	33,309,215
Skyworks Solutions, Inc.	484,254	42,943,645
Synaptics, Inc. (a) (b)	454,388	34,678,892
Texas Instruments, Inc.	225,876	42,354,009
Universal Display Corp.	268,757	39,292,273
Wolfspeed, Inc. (a) (b)	3,195,322	21,280,845
TOTAL COMMON STOCKS (Cost $1,384,931,396)		1,384,992,496
SHORT-TERM INVESTMENTS — 6.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	1,015,572	1,015,572
State Street Navigator Securities Lending Portfolio II (e) (f)	86,770,345	86,770,345
TOTAL SHORT-TERM INVESTMENTS (Cost $87,785,917)		87,785,917
TOTAL INVESTMENTS — 106.3% (Cost $1,472,717,313)		1,472,778,413
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(86,875,723)
NET ASSETS — 100.0%		$1,385,902,690

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
43

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,384,992,496	$—	$—	$1,384,992,496
Short-Term Investments	87,785,917	—	—	87,785,917
TOTAL INVESTMENTS	$1,472,778,413	$—	$—	$1,472,778,413

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,211,787	$1,212,151	$1,460,841	$2,672,992	$85	$(85)	—	$—	$11,896
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	4,105,936	3,090,364	—	—	1,015,572	1,015,572	13,086
State Street Navigator Securities Lending Portfolio II	47,189,258	47,189,258	538,635,196	499,054,109	—	—	86,770,345	86,770,345	89,012
Total		$48,401,409	$544,201,973	$504,817,465	$85	$(85)		$87,785,917	$113,994
See accompanying notes to financial statements.
44

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 69.2%
8x8, Inc. (a) (b)	426,408	$1,138,509
ACI Worldwide, Inc. (a)	66,096	3,431,043
Adobe, Inc. (a)	6,712	2,984,692
Agilysys, Inc. (a) (b)	27,791	3,660,353
Alarm.com Holdings, Inc. (a)	54,151	3,292,381
Alkami Technology, Inc. (a)	92,843	3,405,481
Altair Engineering, Inc. Class A (a)	34,891	3,806,957
Amplitude, Inc. Class A (a) (b)	246,022	2,595,532
ANSYS, Inc. (a)	10,731	3,619,888
Appfolio, Inc. Class A (a)	14,180	3,498,490
AppLovin Corp. Class A (a)	10,915	3,534,604
Asana, Inc. Class A (a) (b)	151,785	3,076,682
Aspen Technology, Inc. (a)	14,581	3,639,855
Atlassian Corp. Class A (a)	13,440	3,271,027
Aurora Innovation, Inc. (a) (b)	500,872	3,155,494
Autodesk, Inc. (a)	12,006	3,548,613
AvePoint, Inc. (a) (b)	200,077	3,303,271
Bentley Systems, Inc. Class B	77,977	3,641,526
Bill Holdings, Inc. (a)	41,057	3,477,938
Blackbaud, Inc. (a)	45,489	3,362,547
BlackLine, Inc. (a)	57,072	3,467,695
Blend Labs, Inc. Class A (a)	712,630	3,000,172
Box, Inc. Class A (a)	114,392	3,614,787
Braze, Inc. Class A (a)	87,103	3,647,874
C3.ai, Inc. Class A (a) (b)	96,685	3,328,865
Cadence Design Systems, Inc. (a)	11,955	3,591,999
CCC Intelligent Solutions Holdings, Inc. (a) (b)	299,143	3,508,947
Cipher Mining, Inc. (a) (b)	571,427	2,651,421
Cleanspark, Inc. (a) (b)	287,718	2,649,883
Clear Secure, Inc. Class A (b)	134,822	3,591,658
Clearwater Analytics Holdings, Inc. Class A (a)	124,710	3,432,019
Confluent, Inc. Class A (a)	118,315	3,308,087
Consensus Cloud Solutions, Inc. (a)	79,000	1,884,940
Core Scientific, Inc. (a)	232,750	3,270,138
Daily Journal Corp. (a) (b)	6,272	3,562,433
Datadog, Inc. Class A (a)	23,590	3,370,775
Digimarc Corp. (a) (b)	47,516	1,779,474
DocuSign, Inc. (a)	38,960	3,504,062
DoubleVerify Holdings, Inc. (a)	177,728	3,414,155
Dropbox, Inc. Class A (a)	122,883	3,691,405
D-Wave Quantum, Inc. (a) (b)	895,976	7,526,198
Dynatrace, Inc. (a)	65,579	3,564,219
E2open Parent Holdings, Inc. (a) (b)	1,218,291	3,240,654
Elastic NV (a)	34,486	3,416,873
Enfusion, Inc. Class A (a)	187,146	1,927,604
Fair Isaac Corp. (a)	1,681	3,346,753
Five9, Inc. (a)	85,767	3,485,571
Freshworks, Inc. Class A (a) (b)	217,654	3,519,465
Security Description	Shares	Value
Guidewire Software, Inc. (a)	21,627	$3,645,880
HashiCorp, Inc. Class A (a)	109,343	3,740,624
HubSpot, Inc. (a)	5,084	3,542,379
Hut 8 Corp. (a) (b)	138,307	2,833,910
Informatica, Inc. Class A (a)	138,255	3,584,952
Intapp, Inc. (a) (b)	52,735	3,379,786
InterDigital, Inc. (b)	18,998	3,680,293
Intuit, Inc.	5,505	3,459,893
Jamf Holding Corp. (a)	243,980	3,427,919
Klaviyo, Inc. Class A (a) (b)	93,668	3,862,868
LiveRamp Holdings, Inc. (a)	114,180	3,467,647
Logility Supply Chain Solutions, Inc. Class A	90,323	1,000,779
Manhattan Associates, Inc. (a)	12,278	3,318,007
MARA Holdings, Inc. (a) (b)	158,635	2,660,309
Matterport, Inc. (a)	751,817	3,563,613
Meridianlink, Inc. (a)	160,079	3,305,631
MicroStrategy, Inc. Class A (a) (b)	8,972	2,598,471
Mitek Systems, Inc. (a) (b)	339,822	3,782,219
nCino, Inc. (a)	101,385	3,404,508
NCR Voyix Corp. (a) (b)	247,747	3,428,818
NextNav, Inc. (a) (b)	213,131	3,316,318
Nutanix, Inc. Class A (a)	56,984	3,486,281
Olo, Inc. Class A (a)	381,063	2,926,564
PagerDuty, Inc. (a) (b)	182,112	3,325,365
Palantir Technologies, Inc. Class A (a)	50,909	3,850,248
Pegasystems, Inc.	38,468	3,585,218
Procore Technologies, Inc. (a)	45,478	3,407,667
PROS Holdings, Inc. (a)	151,785	3,333,199
PTC, Inc. (a)	18,285	3,362,063
Q2 Holdings, Inc. (a) (b)	34,502	3,472,626
Quantum Computing, Inc. (a) (b)	96,140	1,591,117
RingCentral, Inc. Class A (a)	88,269	3,090,298
Riot Platforms, Inc. (a) (b)	313,629	3,202,152
Roper Technologies, Inc.	6,707	3,486,634
Salesforce, Inc.	10,403	3,478,035
Samsara, Inc. Class A (a)	79,557	3,475,845
SEMrush Holdings, Inc. Class A (a) (b)	238,659	2,835,269
Smartsheet, Inc. Class A (a)	65,872	3,690,808
SoundHound AI, Inc. Class A (a) (b)	272,430	5,405,011
Sprinklr, Inc. Class A (a) (b)	394,382	3,332,528
Sprout Social, Inc. Class A (a) (b)	106,075	3,257,563
SPS Commerce, Inc. (a)	18,740	3,447,973
Synopsys, Inc. (a)	7,209	3,498,960
Terawulf, Inc. (a) (b)	511,986	2,897,841
Tyler Technologies, Inc. (a)	5,906	3,405,636
Unity Software, Inc. (a) (b)	139,037	3,124,161
Verint Systems, Inc. (a)	121,110	3,324,470
Vertex, Inc. Class A (a) (b)	67,239	3,587,201
Weave Communications, Inc. (a)	239,703	3,816,072
Workday, Inc. Class A (a)	13,554	3,497,339

See accompanying notes to financial statements.
45

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Workiva, Inc. (a)	35,270	$3,862,065
Yext, Inc. (a)	487,169	3,098,395
Zeta Global Holdings Corp. Class A (a)	171,454	3,084,457
Zoom Communications, Inc. (a)	42,631	3,479,116
		340,466,010
INTERACTIVE HOME ENTERTAINMENT — 2.7%
Electronic Arts, Inc.	22,519	3,294,530
Playtika Holding Corp.	389,218	2,701,173
ROBLOX Corp. Class A (a)	61,637	3,566,317
Take-Two Interactive Software, Inc. (a)	19,381	3,567,654
		13,129,674
IT CONSULTING & OTHER SERVICES — 7.3%
Accenture PLC Class A	10,146	3,569,261
ASGN, Inc. (a)	41,208	3,434,275
Cognizant Technology Solutions Corp. Class A	45,433	3,493,798
DXC Technology Co. (a)	171,216	3,420,896
EPAM Systems, Inc. (a)	14,591	3,411,667
Gartner, Inc. (a)	7,119	3,448,942
Grid Dynamics Holdings, Inc. (a)	188,050	4,182,232
Hackett Group, Inc.	60,651	1,863,199
International Business Machines Corp.	16,041	3,526,293
Kyndryl Holdings, Inc. (a)	103,141	3,568,678
Unisys Corp. (a)	351,599	2,225,622
		36,144,863
SYSTEMS SOFTWARE — 20.7%
A10 Networks, Inc.	198,250	3,647,800
Adeia, Inc. (b)	226,455	3,165,841
Appian Corp. Class A (a)	94,555	3,118,424
Commvault Systems, Inc. (a)	21,325	3,218,156
Crowdstrike Holdings, Inc. Class A (a)	10,170	3,479,767
Dolby Laboratories, Inc. Class A	46,194	3,607,751
Fortinet, Inc. (a)	37,652	3,557,361
Gen Digital, Inc.	123,376	3,378,035
Gitlab, Inc. Class A (a)	60,834	3,427,996
Microsoft Corp.	8,221	3,465,152
N-able, Inc. (a)	337,442	3,151,708
OneSpan, Inc. (a)	191,384	3,548,259
Onestream, Inc. (a)	117,336	3,346,423
Oracle Corp.	20,671	3,444,615
Palo Alto Networks, Inc. (a)	18,531	3,371,901
Progress Software Corp. (b)	53,306	3,472,886
Security Description	Shares	Value
Qualys, Inc. (a) (b)	24,017	$3,367,664
QXO, Inc. (b)	225,087	3,578,883
Rapid7, Inc. (a)	88,864	3,574,999
Rubrik, Inc. Class A (a)	52,420	3,426,171
SentinelOne, Inc. Class A (a) (b)	156,615	3,476,853
ServiceNow, Inc. (a)	3,218	3,411,466
SolarWinds Corp.	234,353	3,339,530
Tenable Holdings, Inc. (a)	86,268	3,397,234
Teradata Corp. (a)	113,338	3,530,479
UiPath, Inc. Class A (a)	252,146	3,204,776
Varonis Systems, Inc. (a) (b)	76,888	3,416,134
Xperi, Inc. (a)	249,947	2,566,956
Zscaler, Inc. (a)	17,754	3,202,999
Zuora, Inc. Class A (a) (b)	370,997	3,680,290
		101,576,509
TOTAL COMMON STOCKS (Cost $420,055,525)		491,317,056
SHORT-TERM INVESTMENTS — 7.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	254,666	254,666
State Street Navigator Securities Lending Portfolio II (e) (f)	38,042,062	38,042,062
TOTAL SHORT-TERM INVESTMENTS (Cost $38,296,728)		38,296,728
TOTAL INVESTMENTS — 107.7% (Cost $458,352,253)		529,613,784
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.7)%		(38,062,310)
NET ASSETS — 100.0%		$491,551,474

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
46

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$491,317,056	$—	$—	$491,317,056
Short-Term Investments	38,296,728	—	—	38,296,728
TOTAL INVESTMENTS	$529,613,784	$—	$—	$529,613,784

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	184,068	$184,123	$308,686	$492,809	$18	$(18)	—	$—	$2,506
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	5,509,485	5,254,819	—	—	254,666	254,666	4,053
State Street Navigator Securities Lending Portfolio II	28,736,713	28,736,713	169,665,557	160,360,208	—	—	38,042,062	38,042,062	183,374
Total		$28,920,836	$175,483,728	$166,107,836	$18	$(18)		$38,296,728	$189,933
See accompanying notes to financial statements.
47

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 21.8%
Anterix, Inc. (a)	29,655	$909,519
AST SpaceMobile, Inc. (a) (b)	263,231	5,554,174
Bandwidth, Inc. Class A (a)	37,064	630,829
Cogent Communications Holdings, Inc.	80,301	6,188,798
Globalstar, Inc. (a) (b)	573,842	1,187,853
Iridium Communications, Inc.	204,745	5,941,700
Liberty Global Ltd. Class C (a) (b)	385,246	5,062,133
Liberty Latin America Ltd. Class C (a) (b)	162,512	1,030,326
Lumen Technologies, Inc. (a)	955,581	5,074,135
		31,579,467
COMMUNICATIONS EQUIPMENT — 54.4%
ADTRAN Holdings, Inc. (a) (b)	69,211	576,528
Applied Optoelectronics, Inc. (a) (b)	174,367	6,427,168
Arista Networks, Inc. (a)	57,835	6,392,502
Calix, Inc. (a)	105,467	3,677,634
Ciena Corp. (a)	84,711	7,184,340
Cisco Systems, Inc.	105,850	6,266,320
Clearfield, Inc. (a)	21,041	652,271
CommScope Holding Co., Inc. (a)	591,596	3,082,215
Digi International, Inc. (a)	31,074	939,367
Extreme Networks, Inc. (a)	176,474	2,954,175
F5, Inc. (a)	23,846	5,996,554
Harmonic, Inc. (a)	203,960	2,698,391
Infinera Corp. (a) (b)	363,161	2,385,968
Juniper Networks, Inc.	165,866	6,211,682
Lumentum Holdings, Inc. (a)	70,314	5,902,860
Motorola Solutions, Inc.	12,972	5,996,047
NETGEAR, Inc. (a)	54,275	1,512,644
NetScout Systems, Inc. (a)	75,631	1,638,167
Ubiquiti, Inc. (b)	9,034	2,998,656
Viasat, Inc. (a) (b)	275,386	2,343,535
Viavi Solutions, Inc. (a)	267,976	2,706,557
		78,543,581
INTEGRATED TELECOMMUNICATION SERVICES — 13.5%
AT&T, Inc.	264,128	6,014,194
Frontier Communications Parent, Inc. (a)	179,033	6,212,445
IDT Corp. Class B	15,653	743,831
Security Description	Shares	Value
Shenandoah Telecommunications Co.	45,601	$575,029
Verizon Communications, Inc.	147,695	5,906,323
		19,451,822
WIRELESS TELECOMMUNICATION SERVICES — 10.2%
Gogo, Inc. (a) (b)	201,154	1,627,336
Telephone & Data Systems, Inc.	157,345	5,367,038
T-Mobile U.S., Inc.	26,465	5,841,619
U.S. Cellular Corp. (a)	30,355	1,903,866
		14,739,859
TOTAL COMMON STOCKS (Cost $125,885,809)		144,314,729
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	107,002	107,002
State Street Navigator Securities Lending Portfolio II (e) (f)	5,163,411	5,163,411
TOTAL SHORT-TERM INVESTMENTS (Cost $5,270,413)		5,270,413
TOTAL INVESTMENTS — 103.6% (Cost $131,156,222)		149,585,142
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(5,176,750)
NET ASSETS — 100.0%		$144,408,392

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
48

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$144,314,729	$—	$—	$144,314,729
Short-Term Investments	5,270,413	—	—	5,270,413
TOTAL INVESTMENTS	$149,585,142	$—	$—	$149,585,142

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	43,398	$43,411	$193,784	$237,195	$3	$(3)	—	$—	$589
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	954,200	847,198	—	—	107,002	107,002	1,408
State Street Navigator Securities Lending Portfolio II	312,572	312,572	39,710,694	34,859,855	—	—	5,163,411	5,163,411	14,079
Total		$355,983	$40,858,678	$35,944,248	$3	$(3)		$5,270,413	$16,076
See accompanying notes to financial statements.
49

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 18.6%
Air Transport Services Group, Inc. (a) (b)	124,295	$2,732,004
CH Robinson Worldwide, Inc.	53,245	5,501,273
Expeditors International of Washington, Inc.	48,259	5,345,649
FedEx Corp.	20,666	5,813,966
Forward Air Corp. (a) (b)	109,192	3,521,442
GXO Logistics, Inc. (a)	117,811	5,124,779
Hub Group, Inc. Class A	116,139	5,175,154
United Parcel Service, Inc. Class B	45,001	5,674,626
		38,888,893
AIRLINES — 27.4%
Alaska Air Group, Inc. (a)	90,661	5,870,300
Allegiant Travel Co. (b)	67,020	6,307,922
American Airlines Group, Inc. (a)	330,519	5,760,946
Delta Air Lines, Inc.	91,534	5,537,807
Frontier Group Holdings, Inc. (a) (b)	344,952	2,452,609
JetBlue Airways Corp. (a) (b)	771,646	6,065,137
Joby Aviation, Inc. (a) (b)	731,800	5,949,534
SkyWest, Inc. (a)	53,060	5,312,898
Southwest Airlines Co.	173,035	5,817,437
Sun Country Airlines Holdings, Inc. (a) (b)	163,527	2,384,224
United Airlines Holdings, Inc. (a)	58,716	5,701,324
		57,160,138
CARGO GROUND TRANSPORTATION — 29.7%
ArcBest Corp.	52,163	4,867,851
Covenant Logistics Group, Inc.	12,589	686,226
Heartland Express, Inc.	100,341	1,125,826
JB Hunt Transport Services, Inc.	31,923	5,447,979
Knight-Swift Transportation Holdings, Inc.	101,992	5,409,656
Landstar System, Inc.	30,850	5,301,881
Marten Transport Ltd.	95,362	1,488,601
Old Dominion Freight Line, Inc.	28,370	5,004,468
RXO, Inc. (a)	201,265	4,798,158
Ryder System, Inc.	35,387	5,550,805
Saia, Inc. (a)	11,143	5,078,199
Schneider National, Inc. Class B (b)	164,893	4,828,067
U-Haul Holding Co. (a) (b)	34,718	2,398,667
Werner Enterprises, Inc. (b)	144,827	5,202,186
XPO, Inc. (a)	36,744	4,818,975
		62,007,545
MARINE — 6.3%
Genco Shipping & Trading Ltd. (b)	175,580	2,447,585
Security Description	Shares	Value
Kirby Corp. (a)	49,291	$5,214,988
Matson, Inc.	40,412	5,449,154
		13,111,727
PASSENGER GROUND TRANSPORTATION — 8.5%
Avis Budget Group, Inc. (a) (b)	58,608	4,724,391
Hertz Global Holdings, Inc. (a) (b)	683,043	2,499,937
Lyft, Inc. Class A (a)	376,815	4,860,914
Uber Technologies, Inc. (a)	94,973	5,728,771
		17,814,013
RAILROADS — 9.4%
CSX Corp.	172,881	5,578,870
FTAI Infrastructure, Inc.	375,338	2,724,954
Norfolk Southern Corp.	23,499	5,515,215
Union Pacific Corp.	24,855	5,667,934
		19,486,973
TOTAL COMMON STOCKS (Cost $224,154,152)		208,469,289
SHORT-TERM INVESTMENTS — 7.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	258,491	258,491
State Street Navigator Securities Lending Portfolio II (e) (f)	15,256,167	15,256,167
TOTAL SHORT-TERM INVESTMENTS (Cost $15,514,658)		15,514,658
TOTAL INVESTMENTS — 107.3% (Cost $239,668,810)		223,983,947
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(15,207,135)
NET ASSETS — 100.0%		$208,776,812

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
50

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$208,469,289	$—	$—	$208,469,289
Short-Term Investments	15,514,658	—	—	15,514,658
TOTAL INVESTMENTS	$223,983,947	$—	$—	$223,983,947

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	178,685	$178,738	$253,218	$431,956	$15	$(15)	—	$—	$1,941
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,999,657	1,741,166	—	—	258,491	258,491	2,988
State Street Navigator Securities Lending Portfolio II	7,977,082	7,977,082	79,093,598	71,814,513	—	—	15,256,167	15,256,167	130,982
Total		$8,155,820	$81,346,473	$73,987,635	$15	$(15)		$15,514,658	$135,911
See accompanying notes to financial statements.
51

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
Boeing Co. (a)	5,607	$992,439
General Electric Co.	7,911	1,319,476
Northrop Grumman Corp.	1,513	710,036
RTX Corp.	11,496	1,330,317
Textron, Inc.	1,466	112,134
		4,464,402
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	1,136	117,372
FedEx Corp.	1,965	552,813
		670,185
AIRLINES — 0.1%
Delta Air Lines, Inc.	1,413	85,487
Southwest Airlines Co.	1,792	60,247
		145,734
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	5,773	349,151
AUTOMOBILES — 0.0% (b)
Rivian Automotive, Inc. Class A (a) (c)	9,765	129,875
BANKS — 6.3%
Bank of America Corp.	62,290	2,737,645
Citigroup, Inc.	19,122	1,345,998
Fifth Third Bancorp	6,780	286,658
JPMorgan Chase & Co.	28,598	6,855,227
KeyCorp	9,387	160,893
M&T Bank Corp.	1,659	311,909
PNC Financial Services Group, Inc.	3,922	756,358
Regions Financial Corp.	8,754	205,894
Truist Financial Corp.	13,086	567,671
Wells Fargo & Co.	33,668	2,364,840
		15,593,093
BEVERAGES — 0.7%
Coca-Cola Co.	26,677	1,660,910
BIOTECHNOLOGY — 1.2%
Alnylam Pharmaceuticals, Inc. (a)	1,208	284,254
Biogen, Inc. (a)	1,371	209,653
Gilead Sciences, Inc.	12,154	1,122,665
Incyte Corp. (a)	1,458	100,704
Neurocrine Biosciences, Inc. (a)	881	120,257
United Therapeutics Corp. (a)	368	129,845
Vertex Pharmaceuticals, Inc. (a)	2,421	974,937
		2,942,315
BROADLINE RETAIL — 0.2%
eBay, Inc.	6,479	401,374
BUILDING PRODUCTS — 0.6%
Fortune Brands Innovations, Inc.	1,546	105,638
Johnson Controls International PLC	5,184	409,173
Owens Corning	763	129,954
Security Description	Shares	Value
Trane Technologies PLC	2,088	$771,203
		1,415,968
CAPITAL MARKETS — 1.9%
Bank of New York Mellon Corp.	6,945	533,584
Charles Schwab Corp.	17,439	1,290,661
CME Group, Inc.	3,206	744,529
FactSet Research Systems, Inc.	372	178,664
LPL Financial Holdings, Inc.	678	221,374
S&P Global, Inc.	2,831	1,409,923
State Street Corp. (d)	2,654	260,490
T. Rowe Price Group, Inc.	1,953	220,865
		4,860,090
CHEMICALS — 1.4%
Albemarle Corp.	874	75,234
Celanese Corp.	995	68,864
Dow, Inc.	6,536	262,289
DuPont de Nemours, Inc.	3,168	241,560
Ecolab, Inc.	2,216	519,253
International Flavors & Fragrances, Inc.	2,008	169,776
Linde PLC	4,834	2,023,851
LyondellBasell Industries NV Class A	2,059	152,922
RPM International, Inc.	928	114,200
		3,627,949
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Republic Services, Inc.	2,128	428,111
Veralto Corp.	3,126	318,383
Waste Connections, Inc.	2,134	366,152
		1,112,646
COMMUNICATIONS EQUIPMENT — 4.3%
Cisco Systems, Inc.	182,536	10,806,131
CONSTRUCTION & ENGINEERING — 0.0% (b)
AECOM	1,338	142,925
CONSTRUCTION MATERIALS — 0.2%
CRH PLC	4,794	443,541
CONSUMER FINANCE — 0.7%
American Express Co.	5,704	1,692,890
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.9%
Albertsons Cos., Inc. Class A	3,328	65,362
Costco Wholesale Corp.	3,527	3,231,684
Dollar General Corp.	2,587	196,146
Kroger Co.	7,489	457,952
Target Corp.	5,575	753,629
Walgreens Boots Alliance, Inc.	7,787	72,653
		4,777,426
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	15,965	150,231
Ball Corp.	3,383	186,505
Packaging Corp. of America	704	158,491

See accompanying notes to financial statements.
52

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Smurfit WestRock PLC	4,449	$239,623
		734,850
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc.	72,429	1,649,208
Verizon Communications, Inc.	53,018	2,120,190
		3,769,398
ELECTRIC UTILITIES — 1.0%
American Electric Power Co., Inc.	3,820	352,319
Duke Energy Corp.	6,215	669,604
Edison International	4,165	332,534
Entergy Corp.	3,891	295,016
Exelon Corp.	9,029	339,851
PPL Corp.	7,033	228,291
Xcel Energy, Inc.	4,476	302,219
		2,519,834
ELECTRICAL EQUIPMENT — 1.0%
Eaton Corp. PLC	3,876	1,286,328
Emerson Electric Co.	5,774	715,572
Hubbell, Inc.	491	205,675
Rockwell Automation, Inc.	1,100	314,369
		2,521,944
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
CDW Corp.	6,312	1,098,541
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	9,654	396,007
ENTERTAINMENT — 2.2%
Electronic Arts, Inc.	1,971	288,357
Netflix, Inc. (a)	5,466	4,871,955
Warner Bros Discovery, Inc. (a)	28,779	304,194
		5,464,506
FINANCIAL SERVICES — 2.3%
Block, Inc. (a)	5,140	436,849
Fidelity National Information Services, Inc.	5,477	442,377
Global Payments, Inc.	2,309	258,747
Visa, Inc. Class A	14,402	4,551,608
		5,689,581
FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co.	4,352	219,863
Campbell's Co.	1,502	62,904
Hershey Co.	1,614	273,331
Hormel Foods Corp.	3,413	107,066
J.M. Smucker Co.	1,311	144,367
Tyson Foods, Inc. Class A	2,525	145,036
		952,567
GROUND TRANSPORTATION — 0.7%
Norfolk Southern Corp.	1,748	410,256
Uber Technologies, Inc. (a)	20,673	1,246,995
		1,657,251
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abbott Laboratories	17,318	$1,958,839
IDEXX Laboratories, Inc. (a)	810	334,886
Medtronic PLC	12,699	1,014,396
Teleflex, Inc.	457	81,337
		3,389,458
HEALTH CARE PROVIDERS & SERVICES — 3.2%
Cardinal Health, Inc.	2,349	277,816
Cencora, Inc.	1,584	355,893
Centene Corp. (a)	5,228	316,712
Cigna Group	2,556	705,814
CVS Health Corp.	11,866	532,665
DaVita, Inc. (a)	476	71,186
HCA Healthcare, Inc.	1,823	547,173
Labcorp Holdings, Inc.	762	174,742
McKesson Corp.	1,117	636,590
UnitedHealth Group, Inc.	8,485	4,292,222
		7,910,813
HEALTH CARE REITs — 0.2%
Healthpeak Properties, Inc. REIT	6,082	123,282
Ventas, Inc. REIT	4,973	292,860
		416,142
HOTEL & RESORT REITs — 0.0% (b)
Host Hotels & Resorts, Inc. REIT	8,032	140,721
HOTELS, RESTAURANTS & LEISURE — 5.3%
Airbnb, Inc. Class A (a)	8,047	1,057,456
Booking Holdings, Inc.	589	2,926,400
Carnival Corp. (a)	20,099	500,867
Chipotle Mexican Grill, Inc. (a)	31,377	1,892,033
Expedia Group, Inc. (a)	1,706	317,879
Flutter Entertainment PLC (a)	4,053	1,047,498
Hilton Worldwide Holdings, Inc.	6,238	1,541,784
Las Vegas Sands Corp.	5,585	286,846
Marriott International, Inc. Class A	3,917	1,092,608
MGM Resorts International (a)	4,925	170,651
Royal Caribbean Cruises Ltd.	3,996	921,837
Starbucks Corp.	13,939	1,271,934
Wynn Resorts Ltd.	1,494	128,723
		13,156,516
HOUSEHOLD DURABLES — 0.3%
DR Horton, Inc.	4,643	649,184
HOUSEHOLD PRODUCTS — 2.2%
Church & Dwight Co., Inc.	1,883	197,169
Clorox Co.	1,473	239,230
Colgate-Palmolive Co.	8,303	754,826
Procter & Gamble Co.	26,304	4,409,865
		5,601,090
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Vistra Corp.	3,580	493,575
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	5,319	686,630

See accompanying notes to financial statements.
53

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Honeywell International, Inc.	5,385	$1,216,417
		1,903,047
INSURANCE — 2.3%
Allstate Corp.	2,659	512,629
American International Group, Inc.	6,566	478,005
Aon PLC Class A	1,887	677,735
Assurant, Inc.	518	110,448
Everest Group Ltd.	438	158,757
Hartford Financial Services Group, Inc.	3,290	359,926
Marsh & McLennan Cos., Inc.	4,786	1,016,594
Principal Financial Group, Inc.	2,322	179,746
Progressive Corp.	6,415	1,537,098
Prudential Financial, Inc.	3,730	442,117
Willis Towers Watson PLC	1,058	331,408
		5,804,463
INTERACTIVE MEDIA & SERVICES — 4.8%
Meta Platforms, Inc. Class A	19,896	11,649,307
Pinterest, Inc. Class A (a)	5,425	157,325
Snap, Inc. Class A (a)	12,499	134,614
		11,941,246
IT SERVICES — 5.5%
Accenture PLC Class A	31,171	10,965,646
Akamai Technologies, Inc. (a)	6,663	637,316
GoDaddy, Inc. Class A (a)	6,760	1,334,221
Twilio, Inc. Class A (a)	7,205	778,717
		13,715,900
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Charles River Laboratories International, Inc. (a)	461	85,101
Illumina, Inc. (a)	1,440	192,427
		277,528
MACHINERY — 2.2%
Caterpillar, Inc.	6,142	2,228,072
Cummins, Inc.	1,714	597,500
Deere & Co.	2,137	905,447
Fortive Corp.	3,424	256,800
Illinois Tool Works, Inc.	2,728	691,712
Pentair PLC	1,619	162,936
Stanley Black & Decker, Inc.	1,553	124,690
Westinghouse Air Brake Technologies Corp.	1,397	264,857
Xylem, Inc.	2,323	269,515
		5,501,529
MEDIA — 0.4%
Charter Communications, Inc. Class A (a)	785	269,075
Interpublic Group of Cos., Inc.	4,579	128,304
News Corp. Class A	5,730	157,804
Omnicom Group, Inc.	1,628	140,073
Trade Desk, Inc. Class A (a)	2,663	312,982
		1,008,238
Security Description	Shares	Value
METALS & MINING — 0.2%
Newmont Corp.	11,467	$426,802
MULTI-UTILITIES — 1.0%
Ameren Corp.	2,177	194,058
CenterPoint Energy, Inc.	7,118	225,854
CMS Energy Corp.	2,409	160,560
Consolidated Edison, Inc.	3,376	301,240
Dominion Energy, Inc.	10,429	561,706
DTE Energy Co.	2,448	295,596
Public Service Enterprise Group, Inc.	4,976	420,422
WEC Energy Group, Inc.	2,822	265,381
		2,424,817
OIL, GAS & CONSUMABLE FUELS — 3.1%
APA Corp.	2,735	63,151
Chevron Corp.	16,173	2,342,497
Diamondback Energy, Inc.	1,590	260,490
EOG Resources, Inc.	4,215	516,675
EQT Corp.	4,120	189,973
Exxon Mobil Corp.	32,523	3,498,499
Occidental Petroleum Corp.	6,982	344,981
Ovintiv, Inc.	2,466	99,873
Phillips 66 Co.	3,636	414,249
		7,730,388
PERSONAL CARE PRODUCTS — 0.3%
Estee Lauder Cos., Inc. Class A	2,827	211,969
Kenvue, Inc.	20,523	438,166
		650,135
PHARMACEUTICALS — 4.1%
Eli Lilly & Co.	7,663	5,915,836
Johnson & Johnson	24,767	3,581,803
Zoetis, Inc.	4,633	754,855
		10,252,494
PROFESSIONAL SERVICES — 0.5%
Booz Allen Hamilton Holding Corp.	1,440	185,328
Broadridge Financial Solutions, Inc.	1,097	248,021
Dayforce, Inc. (a) (c)	1,372	99,662
Jacobs Solutions, Inc.	1,184	158,206
Leidos Holdings, Inc.	1,404	202,260
SS&C Technologies Holdings, Inc.	2,379	180,281
TransUnion	1,568	145,369
		1,219,127
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CoStar Group, Inc. (a)	4,689	335,685
Zillow Group, Inc. Class C (a)	1,333	98,709
		434,394
RESIDENTIAL REITs — 0.4%
American Homes 4 Rent Class A REIT	2,899	108,481
AvalonBay Communities, Inc. REIT	1,166	256,485
Equity Residential REIT	2,986	214,275
Invitation Homes, Inc. REIT	6,497	207,709

See accompanying notes to financial statements.
54

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	1,121	$173,273
		960,223
RETAIL REITs — 0.3%
Kimco Realty Corp. REIT	7,274	170,430
Simon Property Group, Inc. REIT	3,192	549,694
		720,124
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
NVIDIA Corp.	78,897	10,595,078
SOFTWARE — 12.1%
ANSYS, Inc. (a)	3,876	1,307,491
Autodesk, Inc. (a)	10,765	3,181,811
Fortinet, Inc. (a)	29,809	2,816,354
HubSpot, Inc. (a)	2,281	1,589,332
Intuit, Inc.	13,660	8,585,310
Microsoft Corp.	27,141	11,439,932
Tyler Technologies, Inc. (a)	1,936	1,116,375
		30,036,605
SPECIALIZED REITs — 1.1%
Digital Realty Trust, Inc. REIT	3,256	577,386
Equinix, Inc. REIT	732	690,195
Extra Space Storage, Inc. REIT	1,816	271,674
Iron Mountain, Inc. REIT	2,833	297,777
Public Storage REIT	1,623	485,991
VICI Properties, Inc. REIT	11,377	332,322
Weyerhaeuser Co. REIT	5,978	168,281
		2,823,626
SPECIALTY RETAIL — 4.2%
Best Buy Co., Inc.	2,945	252,681
Burlington Stores, Inc. (a)	1,725	491,728
Dick's Sporting Goods, Inc.	1,256	287,423
Lowe's Cos., Inc.	10,474	2,584,983
Ross Stores, Inc.	8,796	1,330,571
TJX Cos., Inc.	29,807	3,600,984
Tractor Supply Co.	13,885	736,738
Ulta Beauty, Inc. (a)	1,248	542,793
Williams-Sonoma, Inc.	3,311	613,131
		10,441,032
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.1%
Apple, Inc.	51,263	12,837,280
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Deckers Outdoor Corp. (a)	2,315	470,153
Security Description	Shares	Value
Lululemon Athletica, Inc. (a)	3,104	$1,187,001
NIKE, Inc. Class B	15,959	1,207,618
		2,864,772
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Ferguson Enterprises, Inc.	1,846	320,410
WW Grainger, Inc.	363	382,620
		703,030
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,304	286,825
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
T-Mobile U.S., Inc.	5,549	1,224,831
TOTAL COMMON STOCKS (Cost $195,484,222)		248,582,117
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (e) (f)	353,068	353,068
State Street Navigator Securities Lending Portfolio II (d) (g)	52,688	52,688
TOTAL SHORT-TERM INVESTMENTS (Cost $405,756)		405,756
TOTAL INVESTMENTS — 100.0% (Cost $195,889,978)		248,987,873
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		18,880
NET ASSETS — 100.0%		$249,006,753
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at December 31, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2024.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
55

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1	03/21/2025	$306,482	$296,785	$(9,697)

During the period ended December 31, 2024, the average notional value related to futures contracts was $370,779.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$248,582,117	$—	$—	$248,582,117
Short-Term Investments	405,756	—	—	405,756
TOTAL INVESTMENTS	$248,987,873	$—	$—	$248,987,873
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(9,697)	$—	$—	$(9,697)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(9,697)	$—	$—	$(9,697)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Corp.	—	$—	$268,320	$6,181	$56	$(1,705)	2,654	$260,490	$—
State Street Institutional Liquid Reserves Fund, Premier Class	504,048	504,199	1,877,282	2,381,482	47	(46)	—	—	3,009
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,788,931	2,435,863	—	—	353,068	353,068	7,261
State Street Navigator Securities Lending Portfolio II	92,113	92,113	3,171,818	3,211,243	—	—	52,688	52,688	95
Total		$596,312	$8,106,351	$8,034,769	$103	$(1,751)		$666,246	$10,365
See accompanying notes to financial statements.
56

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 99.5%
AUTO MANUFACTURERS — 2.9%
Ford Motor Co.:
6.20%, 6/1/2059 (a)	$387,449	$8,864,833
6.00%, 12/1/2059 (a)	410,181	9,389,043
6.50%, 8/15/2062 (a)	310,132	7,573,424
		25,827,300
BANKS — 37.6%
Associated Banc-Corp. 5 yr. CMT + 2.81% 6.63%, 3/1/2033 (a) (b)	154,293	3,812,580
Bank of America Corp.:
Series 5, 3 mo. USD Term SOFR + 0.76%, 5.28%, 1/30/2025 (b)	78,261	1,836,786
Series 2, 3 mo. USD Term SOFR + 0.91%, 5.43%, 1/30/2025 (a) (b)	55,979	1,239,935
Series E, 3 mo. USD Term SOFR + 0.61%, 5.14%, 2/15/2025 (b)	57,650	1,370,917
Series GG, 6.00%, 1/30/2025 (a)	251,299	6,327,709
Series HH, 5.88%, 1/30/2025 (a)	159,383	3,943,135
Series K, 6.45%, 12/15/2066 (a)	196,479	5,045,581
Series KK, 5.38%, 1/30/2025	257,320	5,833,444
Series LL, 5.00%, 1/30/2025 (a)	243,465	5,258,844
Series NN, 4.38%, 11/3/2025	201,248	3,908,236
Series PP, 4.13%, 2/2/2026 (a)	170,859	3,128,428
Series QQ, 4.25%, 11/17/2026 (a)	242,692	4,514,071
Series SS, 4.75%, 2/17/2027	128,553	2,673,902
Citigroup Capital XIII 3 mo. USD Term SOFR + 6.63% 11.22%, 10/30/2040 (b)	1,157,752	34,697,827
Citizens Financial Group, Inc.:
Series E, 5.00%, 4/6/2025 (a)	231,517	4,477,539
Series H, 7.38%, 7/6/2029 (a)	205,751	5,349,526
Fifth Third Bancorp:
Series I, 3 mo. USD Term SOFR + 3.97%, 8.30%, 1/30/2025 (a) (b)	232,813	5,894,825
Series K, 4.95%, 3/31/2025	126,171	2,645,806
Huntington Bancshares, Inc.:
Series H, 4.50%, 4/15/2026	257,245	4,558,381
Series J, 5 yr. CMT + 2.70%, 6.88%, 4/15/2028 (a) (b)	167,470	4,256,250
JPMorgan Chase & Co.:
Series DD, 5.75%, 3/1/2025 (a)	356,400	8,970,588
Series EE, 6.00%, 3/1/2025 (a)	388,591	9,885,755
Security Description	Shares	Value
Series GG, 4.75%, 3/1/2025	$192,019	$4,099,606
Series JJ, 4.55%, 6/1/2026 (a)	315,548	6,459,268
Series LL, 4.63%, 6/1/2026 (a)	388,850	8,099,746
Series MM, 4.20%, 9/1/2026	420,402	7,941,394
M&T Bank Corp.:
Series H, 3 mo. USD Term SOFR + 4.02%, 5.63%, 12/15/2026 (b)	126,171	3,072,264
Series J, 7.50%, 6/15/2029 (a)	387,311	10,310,219
Morgan Stanley:
Series A, 3 mo. USD Term SOFR + 0.96%, 5.62%, 1/30/2025 (a) (b)	236,449	5,627,486
Series F, 6.88%, 4/15/2025 (b)	182,908	4,607,453
Series I, 6.38%, 4/15/2025 (a) (b)	215,006	5,396,651
Series E, 7.13%, 4/15/2025 (a) (b)	185,578	4,682,133
Series K, 5.85%, 4/15/2027 (a) (b)	215,034	5,233,928
Series L, 4.88%, 4/15/2025 (a)	108,221	2,269,394
Series O, 4.25%, 1/15/2027 (a)	279,595	5,147,344
Series P, 6.50%, 10/15/2027 (a)	214,981	5,529,311
Series Q, 6.63%, 10/15/2029 (a)	214,952	5,698,378
Northern Trust Corp. Series E, 4.70%, 4/1/2025	205,986	4,144,438
Regions Financial Corp.:
Series C, 3 mo. USD Term SOFR + 3.41%, 5.70%, 5/15/2029 (a) (b)	258,654	6,269,773
Series E, 4.45%, 6/15/2026	205,650	3,654,401
6.95%, 9/15/2029 (b)	258,577	6,785,060
State Street Corp. Series G, 5.35%, 3/15/2026 (a) (b) (c)	258,680	6,076,393
Truist Financial Corp.:
Series O, 5.25%, 6/1/2025	297,418	6,266,597
Series R, 4.75%, 9/1/2025 (a)	474,195	9,151,963
U.S. Bancorp:
Series B, 3 mo. USD Term SOFR + 0.86%, 5.52%, 1/30/2025 (a) (b)	512,648	11,303,888
Series K, 5.50%, 1/30/2025 (a)	297,292	6,989,335
Series L, 3.75%, 1/15/2026	257,460	4,345,925
Series M, 4.00%, 4/15/2026 (a)	387,815	6,852,691
Series O, 4.50%, 4/15/2027 (a)	231,533	4,663,075

See accompanying notes to financial statements.
57

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Wells Fargo & Co.:
Series A, 5.63%, 3/15/2025 (a)	$249,879	$6,122,036
Series Z, 4.75%, 3/15/2025	726,921	14,829,188
Series AA, 4.70%, 12/15/2025	423,172	8,459,208
Series CC, 4.38%, 3/15/2026	379,976	7,166,347
Series DD, Class A, 4.25%, 9/15/2026	452,138	8,242,476
		335,127,434
DIVERSIFIED FINANCIAL SERVICES — 10.5%
Affiliated Managers Group, Inc.:
5.88%, 3/30/2059 (a)	154,334	3,401,521
4.75%, 9/30/2060 (a)	138,782	2,523,057
6.75%, 3/30/2064	232,854	5,735,194
Apollo Global Management, Inc. 5 yr. CMT + 3.23% 7.63%, 9/15/2053 (a) (b)	307,856	8,155,105
Brookfield Finance, Inc. Series 50, 4.63%, 10/16/2080 (a)	206,240	3,450,395
Capital One Financial Corp.:
Series I, 5.00%, 3/1/2025 (a)	774,023	14,721,918
Series J, 4.80%, 6/1/2025 (a)	640,678	11,730,814
Series L, 4.38%, 9/1/2026 (a)	346,978	5,860,458
Series N, 4.25%, 9/1/2026 (a)	219,017	3,655,394
Carlyle Finance LLC 4.63%, 5/15/2061	257,304	4,585,157
Charles Schwab Corp.:
Series D, 5.95%, 3/1/2025 (a)	384,596	9,653,360
Series J, 4.45%, 6/1/2026	308,431	6,017,489
KKR Group Finance Co. IX LLC 4.63%, 4/1/2061	257,224	4,704,627
TPG Operating Group II LP 6.95%, 3/15/2064	205,771	5,230,699
Voya Financial, Inc. Series B, 5 yr. CMT + 3.21% 5.35%, 9/15/2029 (a) (b)	154,279	3,583,901
		93,009,089
ELECTRIC — 14.3%
BIP Bermuda Holdings I Ltd. 5.13%, 1/21/2027 (a)	151,407	2,549,694
Brookfield BRP Holdings Canada, Inc.:
4.63%, 4/30/2026	176,634	2,787,284
4.88%, 12/9/2026	131,212	2,185,992
Brookfield Infrastructure Finance ULC 5.00%, 5/24/2081	126,171	2,102,009
CMS Energy Corp.:
5.88%, 10/15/2078	145,343	3,332,715
5.88%, 3/1/2079 (a)	325,625	7,531,706
DTE Energy Co.:
Series E, 5.25%, 12/1/2077	205,862	4,537,198
4.38%, 12/1/2081 (a)	141,305	2,591,534
Duke Energy Corp.:
5.63%, 9/15/2078 (a)	258,645	6,111,781
Security Description	Shares	Value
Series A, 5.75%, 1/30/2025 (a)	$512,520	$12,495,237
Entergy Arkansas LLC 4.88%, 9/1/2066 (a)	211,083	4,622,718
Entergy Louisiana LLC 4.88%, 9/1/2066	136,265	2,963,764
Entergy Mississippi LLC 4.90%, 10/1/2066 (a)	131,212	2,906,346
Georgia Power Co. Series 2017, 5.00%, 10/1/2077 (a)	136,265	2,943,324
National Rural Utilities Cooperative Finance Corp. Series US, 5.50%, 5/15/2064 (a)	126,171	2,867,867
NextEra Energy Capital Holdings, Inc. Series N, 5.65%, 3/1/2079 (a)	352,693	8,182,478
SCE Trust IV Series J, 3 mo. USD Term SOFR + 3.39% 5.38%, 9/15/2025 (a) (b)	167,056	4,101,225
SCE Trust V Series K, 3 mo. USD Term SOFR + 4.05% 5.45%, 3/15/2026 (b)	154,290	3,795,534
SCE Trust VI 5.00%, 1/30/2025	244,478	4,669,530
SCE Trust VII Series M, 7.50%, 11/22/2028 (a)	284,315	7,349,543
SCE Trust VIII Series N, 6.95%, 5/13/2029	180,209	4,582,715
Sempra 5.75%, 7/1/2079 (a)	388,460	8,818,042
Southern Co.:
5.25%, 12/1/2077 (a)	231,389	5,083,616
Series 2020, 4.95%, 1/30/2080	512,369	10,606,038
Series C, 4.20%, 10/15/2060 (a)	384,809	7,276,738
		126,994,628
GAS — 0.4%
Spire, Inc. Series A, 5.90%, 1/30/2025	129,862	3,214,085
INSURANCE — 26.9%
AEGON Funding Co. LLC 5.10%, 12/15/2049 (a)	474,171	9,625,671
Allstate Corp.:
3 mo. USD Term SOFR + 3.43%, 8.08%, 1/15/2053 (a) (b)	258,553	6,562,075
Series H, 5.10%, 4/15/2025	593,552	12,986,918
Series I, 4.75%, 4/15/2025	155,832	3,205,464
Series J, 7.38%, 7/15/2028 (a)	307,831	8,194,461

See accompanying notes to financial statements.
58

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Arch Capital Group Ltd.:
Series F, 5.45%, 1/30/2025	$170,148	$3,608,839
Series G, 4.55%, 6/11/2026	257,245	4,604,685
Assurant, Inc. 5.25%, 1/15/2061	126,171	2,532,252
Athene Holding Ltd.:
Series B, 5.63%, 1/15/2025 (a)	177,870	3,653,450
Series C, 5 yr. CMT + 5.97%, 6.38%, 6/30/2025 (b)	310,110	7,771,357
Series D, 4.88%, 12/30/2025	295,657	5,437,132
Series E, 5 yr. CMT + 3.96%, 7.75%, 12/30/2027 (a) (b)	258,551	6,699,056
Series A, 3 mo. USD Term SOFR + 4.25%, 6.35%, 6/30/2029 (a) (b)	442,221	10,772,504
5 yr. CMT + 2.99%, 7.25%, 3/30/2064 (b)	297,229	7,451,531
Axis Capital Holdings Ltd. Series E, 5.50%, 1/30/2025	284,545	5,833,172
Brighthouse Financial, Inc.:
6.25%, 9/15/2058 (a)	193,077	4,537,309
Series A, 6.60%, 1/30/2025 (a)	218,605	4,748,101
Series B, 6.75%, 6/25/2025	207,079	4,586,800
Series C, 5.38%, 12/25/2025 (a)	297,633	5,565,737
Series D, 4.63%, 12/25/2026 (a)	176,634	2,845,574
Corebridge Financial, Inc. 6.38%, 12/15/2064 (d)	310,677	7,919,157
Enstar Group Ltd. Series D, 3 mo. USD Term SOFR + 4.02% 7.00%, 9/1/2028 (b)	205,615	4,184,265
Equitable Holdings, Inc.:
Series A, 5.25%, 3/15/2025	410,253	8,393,776
Series C, 4.30%, 3/15/2026 (a)	151,407	2,635,996
F&G Annuities & Life, Inc. 7.95%, 12/15/2053	177,635	4,654,037
Globe Life, Inc. 4.25%, 6/15/2061	164,019	2,581,659
Hartford Financial Services Group, Inc. Series G, 6.00%, 1/30/2025 (a)	177,756	4,438,567
Lincoln National Corp. Series D, 9.00%, 12/1/2027 (a)	258,502	7,080,370
MetLife, Inc.:
Series A, 3 mo. USD Term SOFR + 1.26%, 5.62%, 1/30/2025 (a) (b)	310,113	7,752,825
Series E, 5.63%, 1/30/2025 (a)	415,772	9,787,273
Series F, 4.75%, 3/15/2025 (a)	516,394	10,668,700
Security Description	Shares	Value
Prudential Financial, Inc.:
5.63%, 8/15/2058 (a)	$292,147	$6,786,575
4.13%, 9/1/2060 (a)	257,188	4,765,694
5.95%, 9/1/2062 (a)	154,672	3,851,333
Reinsurance Group of America, Inc.:
3 mo. USD Term SOFR + 4.04%, 5.75%, 6/15/2056 (b)	205,826	5,061,261
5 yr. CMT + 3.46%, 7.13%, 10/15/2052 (a) (b)	358,982	9,261,736
RenaissanceRe Holdings Ltd.:
Series F, 5.75%, 1/30/2025	126,171	2,827,492
Series G, 4.20%, 7/15/2026 (a)	257,418	4,267,990
Unum Group 6.25%, 6/15/2058 (a)	154,274	3,643,952
W.R. Berkley Corp.:
5.10%, 12/30/2059	155,817	3,186,458
4.25%, 9/30/2060 (a)	126,171	2,259,723
4.13%, 3/30/2061 (a)	151,407	2,658,707
		239,889,634
REAL ESTATE INVESTMENT TRUSTS — 4.7%
Digital Realty Trust, Inc. Series L, 5.20%, 1/30/2025	177,798	3,771,095
Kimco Realty Corp. Series M, Class M, , 5.25%, 1/30/2025	132,036	2,781,998
Public Storage:
Series F, 5.15%, 1/30/2025	141,305	3,129,906
Series G, 5.05%, 1/30/2025	155,757	3,375,254
Series H, 5.60%, 1/30/2025 (a)	147,932	3,439,419
Series I, 4.88%, 1/30/2025	164,176	3,455,905
Series J, 4.70%, 1/30/2025 (a)	130,584	2,565,976
Series L, 4.63%, 6/17/2025	292,390	5,675,290
Series N, 3.88%, 10/6/2025 (a)	142,570	2,382,345
Series P, 4.00%, 6/16/2026 (a)	312,559	5,279,121
Series R, 4.00%, 11/19/2026	224,105	3,773,928
Series S, 4.10%, 1/13/2027	126,171	2,224,395
		41,854,632
SOVEREIGN — 0.3%
Tennessee Valley Authority Series D, 30 yr. CMT + 0.94% 2.13%, 6/1/2028 (a) (b)	129,436	2,916,193
TELECOMMUNICATIONS — 1.9%
AT&T, Inc. 5.35%, 11/1/2066 (a)	682,297	16,654,870
TOTAL PREFERRED STOCKS (Cost $1,013,478,523)		885,487,865

See accompanying notes to financial statements.
59

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (e) (f)	11,373,665	$11,373,665
State Street Navigator Securities Lending Portfolio II (c) (g)	47,794,351	47,794,351
TOTAL SHORT-TERM INVESTMENTS (Cost $59,168,016)		59,168,016
TOTAL INVESTMENTS — 106.1% (Cost $1,072,646,539)		944,655,881
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(54,358,894)
NET ASSETS — 100.0%		$890,296,987
(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	Non-income producing security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2024.
(g)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$885,487,865	$—	$—	$885,487,865
Short-Term Investments	59,168,016	—	—	59,168,016
TOTAL INVESTMENTS	$944,655,881	$—	$—	$944,655,881

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Corp.	226,494	$5,444,916	$1,088,757	$299,467	$(19,570)	$(138,243)	258,680	$6,076,393	$165,933
State Street Institutional Liquid Reserves Fund, Premier Class	3,525,669	3,526,727	15,969,189	19,495,916	62	(62)	—	—	41,339
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	42,981,358	31,607,693	—	—	11,373,665	11,373,665	74,599
State Street Navigator Securities Lending Portfolio II	41,876,737	41,876,737	112,498,680	106,581,066	—	—	47,794,351	47,794,351	438,742
Total		$50,848,380	$172,537,984	$157,984,142	$(19,508)	$(138,305)		$65,244,409	$720,613
See accompanying notes to financial statements.
60

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024 (Unaudited)

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
ASSETS
Investments in unaffiliated issuers, at value*	$95,717,433	$247,257,055	$1,393,929,616
Investments in affiliated issuers, at value	1,073,232	5,600,152	3,805,319
Total Investments	96,790,665	252,857,207	1,397,734,935
Foreign currency, at value	—	109,700	—
Net cash at broker	—	37,575	312,633
Dividends receivable — unaffiliated issuers	6,648	347,853	1,025,201
Dividends receivable — affiliated issuers	236	2,707	23,775
Securities lending income receivable — unaffiliated issuers	824	855	25
Securities lending income receivable — affiliated issuers	366	2,538	150
Receivable for foreign taxes recoverable	—	112,889	775
TOTAL ASSETS	96,798,739	253,471,324	1,399,097,494
LIABILITIES
Payable upon return of securities loaned	997,141	5,011,404	32,264
Payable to broker – accumulated variation margin on open futures contracts	—	16,422	125,195
Deferred foreign taxes payable	—	92,680	—
Advisory fee payable	38,014	105,889	183,861
Trustees’ fees and expenses payable	138	79	641
TOTAL LIABILITIES	1,035,293	5,226,474	341,961
NET ASSETS	$95,763,446	$248,244,850	$1,398,755,533
NET ASSETS CONSIST OF:
Paid-in capital	$236,910,084	$216,933,742	$1,225,448,224
Total distributable earnings (loss)**	(141,146,638)	31,311,108	173,307,309
NET ASSETS	$95,763,446	$248,244,850	$1,398,755,533
NET ASSET VALUE PER SHARE
Net asset value per share	$174.12	$132.36	$154.90
Shares outstanding (unlimited amount authorized, $0.01 par value)	550,000	1,875,464	9,030,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$107,864,463	$199,923,986	$1,136,680,775
Investments in affiliated issuers	1,073,232	5,600,152	3,612,825
Total cost of investments	$108,937,695	$205,524,138	$1,140,293,600
Foreign currency, at cost	$—	$111,044	$—
* Includes investments in securities on loan, at value	$3,785,019	$8,475,982	$151,186
** Includes deferred foreign taxes	$—	$92,681	$—
See accompanying notes to financial statements.
61

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$858,869,634	$2,049,387,116	$533,196,903	$212,587,103	$70,352,231	$993,157,915
420,356	3,584,539	10,457,961	10,483,661	1,838,582	7,006,462
859,289,990	2,052,971,655	543,654,864	223,070,764	72,190,813	1,000,164,377
—	—	—	—	—	—
—	260,477	—	—	—	—
210,621	1,283,944	541,154	110,433	10,567	508,307
3,252	15,662	3,166	623	319	4,918
1,948	12	179	1,932	533	—
—	163	98	2,763	623	588
22,614	2,059	—	—	—	—
859,528,425	2,054,533,972	544,199,461	223,186,515	72,202,855	1,000,678,190

—	456,432	—	10,256,868	1,764,291	5,765,550
—	104,279	—	—	—	—
—	—	—	—	—	—
269,283	357,112	162,934	65,114	22,292	297,530
417	851	97	546	126	348
269,700	918,674	163,031	10,322,528	1,786,709	6,063,428
$859,258,725	$2,053,615,298	$544,036,430	$212,863,987	$70,416,146	$994,614,762

$808,922,088	$1,530,183,063	$564,559,670	$565,054,767	$172,052,927	$1,188,936,050
50,336,637	523,432,235	(20,523,240)	(352,190,780)	(101,636,781)	(194,321,288)
$859,258,725	$2,053,615,298	$544,036,430	$212,863,987	$70,416,146	$994,614,762

$201.70	$48.14	$137.73	$88.69	$90.28	$56.51
4,260,012	42,660,000	3,950,000	2,400,000	780,000	17,600,000

$669,521,096	$1,496,088,394	$483,571,531	$234,215,736	$77,701,141	$1,019,404,070
420,356	3,350,664	9,034,074	10,483,661	1,838,582	7,006,462
$669,941,452	$1,499,439,058	$492,605,605	$244,699,397	$79,539,723	$1,026,410,532
$—	$—	$—	$—	$—	$—
$37,247,643	$449,714	$989,972	$25,454,573	$4,005,217	$5,534,928
$—	$—	$—	$—	$—	$—
62

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2024 (Unaudited)

	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF	SPDR S&P Pharmaceuticals ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,526,867,165	$206,165,575	$163,162,885
Investments in affiliated issuers, at value	60,177,654	4,838,985	3,732,745
Total Investments	1,587,044,819	211,004,560	166,895,630
Net cash at broker	—	—	—
Receivable for fund shares sold	—	—	383
Dividends receivable — unaffiliated issuers	615,108	68,344	41,968
Dividends receivable — affiliated issuers	8,973	1,370	1,775
Securities lending income receivable — unaffiliated issuers	17,449	2,768	1,963
Securities lending income receivable — affiliated issuers	20,629	1,963	5,344
TOTAL ASSETS	1,587,706,978	211,079,005	166,947,063
LIABILITIES
Payable upon return of securities loaned	57,835,206	4,698,251	3,322,021
Payable for fund shares repurchased	3,643	—	—
Payable to broker – accumulated variation margin on open futures contracts	—	—	—
Advisory fee payable	519,020	62,352	47,296
Trustees’ fees and expenses payable	1,168	496	281
TOTAL LIABILITIES	58,359,037	4,761,099	3,369,598
NET ASSETS	$1,529,347,941	$206,317,906	$163,577,465
NET ASSETS CONSIST OF:
Paid-in capital	$3,900,681,960	$898,749,251	$625,844,609
Total distributable earnings (loss)	(2,371,334,019)	(692,431,345)	(462,267,144)
NET ASSETS	$1,529,347,941	$206,317,906	$163,577,465
NET ASSET VALUE PER SHARE
Net asset value per share	$56.75	$78.90	$43.04
Shares outstanding (unlimited amount authorized, $0.01 par value)	26,950,230	2,615,000	3,800,270
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,789,993,502	$241,840,451	$170,575,678
Investments in affiliated issuers	60,177,654	4,838,985	3,732,745
Total cost of investments	$1,850,171,156	$246,679,436	$174,308,423
* Includes investments in securities on loan, at value	$174,600,991	$23,256,492	$12,883,614
See accompanying notes to financial statements.
63

SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Telecom ETF	SPDR S&P Transportation ETF	SPDR MSCI USA Gender Diversity ETF

$321,584,377	$1,384,992,496	$491,317,056	$144,314,729	$208,469,289	$248,321,627
31,339,116	87,785,917	38,296,728	5,270,413	15,514,658	666,246
352,923,493	1,472,778,413	529,613,784	149,585,142	223,983,947	248,987,873
—	—	—	—	—	25,327
5,675	—	—	—	52	—
697,046	279,775	50,678	14,548	108,563	98,284
2,733	3,126	1,406	438	878	1,544
3,166	3,053	5,624	13,925	1,999	21
8,342	38,614	71,691	2,785	4,552	19
353,640,455	1,473,102,981	529,743,183	149,616,838	224,099,991	249,113,068

31,052,815	86,770,345	38,042,062	5,163,411	15,256,167	52,688
—	—	826	—	—	—
—	—	—	—	—	9,694
140,184	428,669	148,511	45,017	66,773	43,781
471	1,277	310	18	239	152
31,193,470	87,200,291	38,191,709	5,208,446	15,323,179	106,315
$322,446,985	$1,385,902,690	$491,551,474	$144,408,392	$208,776,812	$249,006,753

$1,087,110,630	$1,724,310,491	$545,198,948	$181,346,670	$436,616,955	$282,761,735
(764,663,645)	(338,407,801)	(53,647,474)	(36,938,278)	(227,840,143)	(33,754,982)
$322,446,985	$1,385,902,690	$491,551,474	$144,408,392	$208,776,812	$249,006,753

$79.61	$248.59	$189.06	$106.97	$86.63	$115.82
4,050,226	5,575,000	2,600,000	1,350,000	2,410,000	2,150,000

$398,413,434	$1,384,931,396	$420,055,525	$125,885,809	$224,154,152	$195,222,027
31,339,116	87,785,917	38,296,728	5,270,413	15,514,658	667,951
$429,752,550	$1,472,717,313	$458,352,253	$131,156,222	$239,668,810	$195,889,978
$58,647,334	$115,366,211	$79,382,893	$21,540,465	$34,400,817	$196,302
64

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2024 (Unaudited)

SPDR ICE Preferred Securities ETF
ASSETS
Investments in unaffiliated issuers, at value*	$879,411,472
Investments in affiliated issuers, at value	65,244,409
Total Investments	944,655,881
Receivable for investments sold	3,378,198
Dividends receivable — unaffiliated issuers	2,807,848
Dividends receivable — affiliated issuers	31,948
Securities lending income receivable — unaffiliated issuers	19,745
Securities lending income receivable — affiliated issuers	69,727
Receivable from affiliate	756
TOTAL ASSETS	950,964,103
LIABILITIES
Payable upon return of securities loaned	47,794,351
Payable for investments purchased	12,526,649
Advisory fee payable	345,331
Trustees’ fees and expenses payable	785
TOTAL LIABILITIES	60,667,116
NET ASSETS	$890,296,987
NET ASSETS CONSIST OF:
Paid-in capital	$1,226,849,773
Total distributable earnings (loss)	(336,552,786)
NET ASSETS	$890,296,987
NET ASSET VALUE PER SHARE
Net asset value per share	$33.10
Shares outstanding (unlimited amount authorized, $0.01 par value)	26,900,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,006,467,183
Investments in affiliated issuers	66,179,356
Total cost of investments	$1,072,646,539
* Includes investments in securities on loan, at value	$57,970,400
See accompanying notes to financial statements.
65

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66

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2024 (Unaudited)

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$—	$1,180	$4,145
Dividend income — unaffiliated issuers	53,713	2,878,291	11,534,116
Dividend income — affiliated issuers	3,459	11,495	131,456
Unaffiliated securities lending income	3,696	2,549	137
Affiliated securities lending income	4,104	9,319	451
Foreign taxes withheld	—	(144,113)	(4,357)
TOTAL INVESTMENT INCOME (LOSS)	64,972	2,758,721	11,665,948
EXPENSES
Advisory fee	211,802	584,199	1,057,914
Trustees’ fees and expenses	588	994	6,360
Miscellaneous expenses	7	18	106
TOTAL EXPENSES	212,397	585,211	1,064,380
NET INVESTMENT INCOME (LOSS)	$(147,425)	$2,173,510	$10,601,568
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(6,411,941)	(71,604)	(7,045,599)
Investments — affiliated issuers	9	—	1,963
In-kind redemptions — unaffiliated issuers	3,857,667	9,036,534	59,546,673
In-kind redemptions — affiliated issuers	—	—	31,007
Foreign currency transactions	—	(31,167)	(9)
Futures contracts	—	5,467	310,963
Net realized gain (loss)	(2,554,265)	8,939,230	52,844,998
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	17,414,123	(957,093)	15,517,404
Investments — affiliated issuers	(9)	—	175,687
Foreign currency translations	—	(527)	—
Futures contracts	—	(19,943)	(140,424)
Net change in unrealized appreciation/depreciation	17,414,114	(977,563)	15,552,667
NET REALIZED AND UNREALIZED GAIN (LOSS)	14,859,849	7,961,667	68,397,665
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$14,712,424	$10,135,177	$78,999,233
* Includes foreign capital gain taxes	$—	$(1,949)	$—
** Includes foreign deferred taxes	$—	$(92,681)	$—
See accompanying notes to financial statements.
67

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$—	$3,080	$—	$—	$—	$—
2,956,788	12,462,711	4,698,997	390,771	264,051	9,006,011
22,364	106,964	157,548	8,473	1,856	21,662
2,243	287	5,873	7,381	5,219	93
2,217	747	151,323	8,514	8,428	4,724
(60,401)	(3,188)	—	—	—	—
2,923,211	12,570,601	5,013,741	415,139	279,554	9,032,490

1,483,868	1,929,141	844,220	395,691	141,365	1,632,079
3,899	8,535	1,651	1,476	461	3,878
63	147	35	17	6	71
1,487,830	1,937,823	845,906	397,184	141,832	1,636,028
$1,435,381	$10,632,778	$4,167,835	$17,955	$137,722	$7,396,462

(15,068,016)	(4,772,664)	(1,501,623)	(13,500,798)	(1,668,055)	(7,191,570)
21	1,371	(25,386)	23	2	56
105,767,447	42,099,727	56,131,795	5,735,087	2,584,609	134,278,642
—	8,970	678,174	—	—	—
—	—	—	—	—	—
—	259,146	—	—	—	—
90,699,452	37,596,550	55,282,960	(7,765,688)	916,556	127,087,128

(65,644,031)	107,511,680	37,476,237	19,332,798	(344,065)	(23,873,783)
(21)	287,967	1,616,833	(24)	(2)	(56)
—	—	—	—	—	—
—	(117,113)	—	—	—	—
(65,644,052)	107,682,534	39,093,070	19,332,774	(344,067)	(23,873,839)
25,055,400	145,279,084	94,376,030	11,567,086	572,489	103,213,289
$26,490,781	$155,911,862	$98,543,865	$11,585,041	$710,211	$110,609,751
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—
68

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2024 (Unaudited)

	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF	SPDR S&P Pharmaceuticals ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$8,196,393	$1,899,914	$1,135,593
Dividend income — affiliated issuers	47,780	6,455	7,707
Unaffiliated securities lending income	100,650	10,095	28,506
Affiliated securities lending income	96,304	14,841	522,627
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	8,441,127	1,931,305	1,694,433
EXPENSES
Advisory fee	3,157,207	386,923	311,494
Trustees’ fees and expenses	9,395	1,529	1,096
Miscellaneous expenses	135	16	13
TOTAL EXPENSES	3,166,737	388,468	312,603
NET INVESTMENT INCOME (LOSS)	$5,274,390	$1,542,837	$1,381,830
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(50,140,150)	(5,254,706)	(1,646,273)
Investments — affiliated issuers	81	24	17
In-kind redemptions — unaffiliated issuers	126,147,062	3,167,152	13,726,568
Net realized gain (loss)	76,006,993	(2,087,530)	12,080,312
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(176,339,453)	(30,833,254)	3,151,785
Investments — affiliated issuers	(81)	(24)	(16)
Net change in unrealized appreciation/depreciation	(176,339,534)	(30,833,278)	3,151,769
NET REALIZED AND UNREALIZED GAIN (LOSS)	(100,332,541)	(32,920,808)	15,232,081
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(95,058,151)	$(31,377,971)	$16,613,911
See accompanying notes to financial statements.
69

SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Telecom ETF

$3,260,375	$3,929,023	$402,038	$611,664
9,313	24,982	6,559	1,997
15,026	25,717	25,798	73,315
34,254	89,012	183,374	14,079
—	(50,632)	—	—
3,318,968	4,018,102	617,769	701,055

706,421	2,477,695	696,102	193,843
2,355	7,472	1,877	319
29	100	29	9
708,805	2,485,267	698,008	194,171
$2,610,163	$1,532,835	$(80,239)	$506,884

(12,662,165)	(33,793,985)	9,548,473	1,179,033
14	85	18	3
40,956,553	188,347,155	12,378,572	6,130,069
28,294,402	154,553,255	21,927,063	7,309,105

(8,802,263)	(169,026,756)	62,732,060	21,045,845
(15)	(85)	(18)	(3)
(8,802,278)	(169,026,841)	62,732,042	21,045,842
19,492,124	(14,473,586)	84,659,105	28,354,947
$22,102,287	$(12,940,751)	$84,578,866	$28,861,831
70

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2024 (Unaudited)

	SPDR S&P Transportation ETF	SPDR MSCI USA Gender Diversity ETF	SPDR ICE Preferred Securities ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$—	$420	$—
Dividend income — unaffiliated issuers	1,058,959	1,792,710	28,308,647
Dividend income — affiliated issuers	4,929	10,270	281,871
Unaffiliated securities lending income	11,362	99	132,288
Affiliated securities lending income	130,982	95	438,742
Foreign taxes withheld	—	(268)	(609)
TOTAL INVESTMENT INCOME (LOSS)	1,206,232	1,803,326	29,160,939
EXPENSES
Advisory fee	373,715	255,148	2,033,759
Trustees’ fees and expenses	976	1,196	4,257
Miscellaneous expenses	16	18	70
TOTAL EXPENSES	374,707	256,362	2,038,086
NET INVESTMENT INCOME (LOSS)	$831,525	$1,546,964	$27,122,853
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(11,000,133)	(664,672)	(3,228,135)
Investments — affiliated issuers	15	47	(19,508)
In-kind redemptions — unaffiliated issuers	16,024,154	17,776,378	1,029,717
In-kind redemptions — affiliated issuers	—	56	—
Futures contracts	—	47,650	—
Net realized gain (loss)	5,024,036	17,159,459	(2,217,926)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	14,220,763	(622,567)	(13,814,390)
Investments — affiliated issuers	(15)	(1,751)	(138,305)
Futures contracts	—	(11,155)	—
Net change in unrealized appreciation/depreciation	14,220,748	(635,473)	(13,952,695)
NET REALIZED AND UNREALIZED GAIN (LOSS)	19,244,784	16,523,986	(16,170,621)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$20,076,309	$18,070,950	$10,952,232
See accompanying notes to financial statements.
71

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72

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR FactSet Innovative Technology ETF		SPDR Global Dow ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(147,425)	$(239,517)	$2,173,510	$4,543,779
Net realized gain (loss)	(2,554,265)	18,845,894	8,939,230	924,977
Net change in unrealized appreciation/depreciation	17,414,114	(8,090,022)	(977,563)	23,240,389
Net increase (decrease) in net assets resulting from operations	14,712,424	10,516,355	10,135,177	28,709,145
Net equalization credits and charges	958,011	(497,267)	(24,846)	48,165
Distributions to shareholders	—	(70,990)	(3,540,112)	(4,912,814)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	37,400,834	226,685,759	47,176,069	32,391,767
Cost of shares redeemed	(104,383,264)	(190,712,566)	(13,573,668)	—
Net income equalization	(958,011)	497,267	24,846	(48,165)
Other capital	—	—	2,422	1,906
Net increase (decrease) in net assets from beneficial interest transactions	(67,940,441)	36,470,460	33,629,669	32,345,508
Net increase (decrease) in net assets during the period	(52,270,006)	46,418,558	40,199,888	56,190,004
Net assets at beginning of period	148,033,452	101,614,894	208,044,962	151,854,958
NET ASSETS AT END OF PERIOD	$95,763,446	$148,033,452	$248,244,850	$208,044,962
SHARES OF BENEFICIAL INTEREST:
Shares sold	240,000	1,560,000	350,000	275,000
Shares redeemed	(700,000)	(1,320,000)	(100,000)	—
Net increase (decrease) from share transactions	(460,000)	240,000	250,000	275,000
See accompanying notes to financial statements.
73

SPDR MSCI USA StrategicFactorsSM ETF		SPDR NYSE Technology ETF		SPDR S&P 500 Fossil Fuel Reserves Free ETF
Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24

$10,601,568	$19,047,215	$1,435,381	$3,014,684	$10,632,778	$19,153,424
52,844,998	89,216,371	90,699,452	67,049,522	37,596,550	46,045,631
15,552,667	120,956,851	(65,644,052)	161,038,943	107,682,534	281,813,421
78,999,233	229,220,437	26,490,781	231,103,149	155,911,862	347,012,476
151,091	114,975	(3,530)	51,194	72,803	166,730
(12,192,846)	(18,574,465)	(1,614,428)	(3,055,051)	(10,714,316)	(19,245,230)

160,530,376	392,214,275	190,558,104	224,275,581	215,999,164	204,452,939
(127,812,631)	(284,959,418)	(194,971,706)	(139,325,817)	(89,851,873)	(135,885,262)
(151,091)	(114,975)	3,530	(51,194)	(72,803)	(166,730)
—	—	—	—	—	—
32,566,654	107,139,882	(4,410,072)	84,898,570	126,074,488	68,400,947
99,524,132	317,900,829	20,462,751	312,997,862	271,344,837	396,334,923
1,299,231,401	981,330,572	838,795,974	525,798,112	1,782,270,461	1,385,935,538
$1,398,755,533	$1,299,231,401	$859,258,725	$838,795,974	$2,053,615,298	$1,782,270,461

1,010,000	2,910,000	930,000	1,380,000	4,650,000	5,190,000
(790,000)	(2,080,000)	(970,000)	(850,000)	(1,980,000)	(3,510,000)
220,000	830,000	(40,000)	530,000	2,670,000	1,680,000
74

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Capital Markets ETF		SPDR S&P Health Care Equipment ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,167,835	$5,898,784	$17,955	$12,093
Net realized gain (loss)	55,282,960	53,120,832	(7,765,688)	(56,201,003)
Net change in unrealized appreciation/depreciation	39,093,070	19,831,546	19,332,774	(39,372,654)
Net increase (decrease) in net assets resulting from operations	98,543,865	78,851,162	11,585,041	(95,561,564)
Net equalization credits and charges	252,589	(462,060)	132,702	807,648
Distributions to shareholders	(4,289,282)	(5,696,375)	(77,844)	(113,066)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	279,636,584	552,171,427	4,653,739	65,214,453
Cost of shares redeemed	(246,040,590)	(346,949,308)	(48,124,437)	(316,883,773)
Net income equalization	(252,589)	462,060	(132,702)	(807,648)
Net increase (decrease) in net assets from beneficial interest transactions	33,343,405	205,684,179	(43,603,400)	(252,476,968)
Net increase (decrease) in net assets during the period	127,850,577	278,376,906	(31,963,501)	(347,343,950)
Net assets at beginning of period	416,185,853	137,808,947	244,827,488	592,171,438
NET ASSETS AT END OF PERIOD	$544,036,430	$416,185,853	$212,863,987	$244,827,488
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,050,000	5,600,000	50,000	725,000
Shares redeemed	(1,875,000)	(3,450,000)	(550,000)	(3,850,000)
Net increase (decrease) from share transactions	175,000	2,150,000	(500,000)	(3,125,000)
See accompanying notes to financial statements.
75

SPDR S&P Health Care Services ETF		SPDR S&P Insurance ETF		SPDR S&P Metals & Mining ETF
Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24

$137,722	$292,528	$7,396,462	$10,937,899	$5,274,390	$15,001,426
916,556	(485,492)	127,087,128	84,152,919	76,006,993	69,962,932
(344,067)	(4,932,578)	(23,873,839)	39,160,870	(176,339,534)	167,609,322
710,211	(5,125,542)	110,609,751	134,251,688	(95,058,151)	252,573,680
3,921	11,791	130,989	226,461	(500,072)	142,585
(143,701)	(284,324)	(7,871,010)	(11,047,063)	(4,282,919)	(15,378,815)

2,928,264	46,302,981	1,621,050,208	2,186,397,416	1,255,174,422	2,625,858,973
(14,068,831)	(69,532,514)	(1,452,511,697)	(2,068,476,341)	(1,621,299,529)	(2,671,846,733)
(3,921)	(11,791)	(130,989)	(226,461)	500,072	(142,585)
(11,144,488)	(23,241,324)	168,407,522	117,694,614	(365,625,035)	(46,130,345)
(10,574,057)	(28,639,399)	271,277,252	241,125,700	(465,466,177)	191,207,105
80,990,203	109,629,602	723,337,510	482,211,810	1,994,814,118	1,803,607,013
$70,416,146	$80,990,203	$994,614,762	$723,337,510	$1,529,347,941	$1,994,814,118

30,000	530,000	28,600,000	47,950,000	20,150,000	46,400,000
(150,000)	(800,000)	(25,500,000)	(45,250,000)	(26,800,000)	(48,300,000)
(120,000)	(270,000)	3,100,000	2,700,000	(6,650,000)	(1,900,000)
76

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Oil & Gas Equipment & Services ETF		SPDR S&P Pharmaceuticals ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,542,837	$2,744,587	$1,381,830	$3,224,069
Net realized gain (loss)	(2,087,530)	9,258,262	12,080,312	(12,452,565)
Net change in unrealized appreciation/depreciation	(30,833,278)	16,500,412	3,151,769	8,601,180
Net increase (decrease) in net assets resulting from operations	(31,377,971)	28,503,261	16,613,911	(627,316)
Net equalization credits and charges	15,298	53,834	57,567	61,643
Distributions to shareholders	(1,523,015)	(2,902,402)	(1,375,303)	(3,132,708)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	25,778,248	247,654,294	60,067,422	75,012,383
Cost of shares redeemed	(33,501,730)	(304,883,504)	(106,876,676)	(97,670,097)
Net income equalization	(15,298)	(53,834)	(57,567)	(61,643)
Net increase (decrease) in net assets from beneficial interest transactions	(7,738,780)	(57,283,044)	(46,866,821)	(22,719,357)
Net increase (decrease) in net assets during the period	(40,624,468)	(31,628,351)	(31,570,646)	(26,417,738)
Net assets at beginning of period	246,942,374	278,570,725	195,148,111	221,565,849
NET ASSETS AT END OF PERIOD	$206,317,906	$246,942,374	$163,577,465	$195,148,111
SHARES OF BENEFICIAL INTEREST:
Shares sold	300,000	2,700,000	1,350,000	1,850,000
Shares redeemed	(400,000)	(3,550,000)	(2,450,000)	(2,350,000)
Net increase (decrease) from share transactions	(100,000)	(850,000)	(1,100,000)	(500,000)
See accompanying notes to financial statements.
77

SPDR S&P Retail ETF		SPDR S&P Semiconductor ETF		SPDR S&P Software & Services ETF
Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24

$2,610,163	$5,946,184	$1,532,835	$3,664,687	$(80,239)	$259,881
28,294,402	86,803,220	154,553,255	15,197,062	21,927,063	9,358,947
(8,802,278)	(11,042,261)	(169,026,841)	133,751,656	62,732,042	32,084,396
22,102,287	81,707,143	(12,940,751)	152,613,405	84,578,866	41,703,224
816,635	1,845,613	(41,095)	(62,535)	(43,442)	(17,637)
(3,751,062)	(6,411,362)	(1,572,887)	(3,650,168)	—	(411,397)

3,826,704,925	8,946,194,576	429,085,248	227,061,475	86,555,145	139,070,997
(3,879,067,252)	(9,143,201,584)	(562,921,646)	(429,396,042)	(40,666,101)	(125,711,913)
(816,635)	(1,845,613)	41,095	62,535	43,442	17,637
(53,178,962)	(198,852,621)	(133,795,303)	(202,272,032)	45,932,486	13,376,721
(34,011,102)	(121,711,227)	(148,350,036)	(53,371,330)	130,467,910	54,650,911
356,458,087	478,169,314	1,534,252,726	1,587,624,056	361,083,564	306,432,653
$322,446,985	$356,458,087	$1,385,902,690	$1,534,252,726	$491,551,474	$361,083,564

49,550,000	129,900,000	1,775,000	1,025,000	450,000	1,020,000
(50,250,000)	(132,650,000)	(2,400,000)	(2,000,000)	(240,000)	(930,000)
(700,000)	(2,750,000)	(625,000)	(975,000)	210,000	90,000
78

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Telecom ETF		SPDR S&P Transportation ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$506,884	$471,442	$831,525	$1,893,163
Net realized gain (loss)	7,309,105	(7,897,313)	5,024,036	(23,362,868)
Net change in unrealized appreciation/depreciation	21,045,842	7,391,753	14,220,748	6,098,870
Net increase (decrease) in net assets resulting from operations	28,861,831	(34,118)	20,076,309	(15,370,835)
Net equalization credits and charges	(24,653)	2,434	(115,606)	167,738
Distributions to shareholders	(358,257)	(502,184)	(1,077,927)	(1,657,840)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	73,198,924	11,429,389	105,114,295	25,761,457
Cost of shares redeemed	(17,562,529)	(12,733,762)	(82,658,518)	(87,500,754)
Net income equalization	24,653	(2,434)	115,606	(167,738)
Net increase (decrease) in net assets from beneficial interest transactions	55,661,048	(1,306,807)	22,571,383	(61,907,035)
Net increase (decrease) in net assets during the period	84,139,969	(1,840,675)	41,454,159	(78,767,972)
Net assets at beginning of period	60,268,423	62,109,098	167,322,653	246,090,625
NET ASSETS AT END OF PERIOD	$144,408,392	$60,268,423	$208,776,812	$167,322,653
SHARES OF BENEFICIAL INTEREST:
Shares sold	750,000	150,000	1,220,000	310,000
Shares redeemed	(175,000)	(175,000)	(950,000)	(1,110,000)
Net increase (decrease) from share transactions	575,000	(25,000)	270,000	(800,000)
See accompanying notes to financial statements.
79

SPDR MSCI USA Gender Diversity ETF		SPDR ICE Preferred Securities ETF
Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24

$1,546,964	$3,067,364	$27,122,853	$48,888,930
17,159,459	15,130,053	(2,217,926)	(41,150,784)
(635,473)	32,251,208	(13,952,695)	51,474,199
18,070,950	50,448,625	10,952,232	59,212,345
(12,591)	(34,224)	(1,923,034)	1,191,455
(1,710,675)	(2,709,881)	(32,589,000)	(53,253,000)

44,522,519	60,793,098	128,186,586	73,331,476
(56,738,482)	(72,772,301)	(25,945,809)	(144,206,596)
12,591	34,224	1,923,034	(1,191,455)
(12,203,372)	(11,944,979)	104,163,811	(72,066,575)
4,144,312	35,759,541	80,604,009	(64,915,775)
244,862,441	209,102,900	809,692,978	874,608,753
$249,006,753	$244,862,441	$890,296,987	$809,692,978

400,000	650,000	3,700,000	2,200,000
(500,000)	(775,000)	(750,000)	(4,350,000)
(100,000)	(125,000)	2,950,000	(2,150,000)
80

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR FactSet Innovative Technology ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$146.57	$131.97	$107.82	$226.17	$145.30	$105.68
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.25)	(0.31)	0.06	(0.52)	(0.59)	(0.23)
Net realized and unrealized gain (loss) (b)	26.18	15.66	23.34	(118.26)	81.84	40.41
Total from investment operations	25.93	15.35	23.40	(118.78)	81.25	40.18
Net equalization credits and charges (a)	1.62	(0.65)	0.72	0.49	(0.25)	(0.40)
Contribution from affiliate (Note 4)	—	—	0.09	—	—	—
Distributions to shareholders from:
Net investment income	—	(0.10)	(0.06)	(0.06)	(0.13)	(0.16)
Net asset value, end of period	$174.12	$146.57	$131.97	$107.82	$226.17	$145.30
Total return (c)	18.80%	11.15%	22.46%(d)	(52.30)%	55.75%	37.68%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$95,763	$148,033	$101,615	$126,151	$364,139	$148,207
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.46%	0.45%	0.45%	0.45%
Net investment income (loss)	(0.31)%(e)	(0.23)%	0.06%	(0.28)%	(0.29)%	(0.20)%
Portfolio turnover rate (f)	53%(g)	34%	68%	53%	38%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have been 22.38%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind security transactions.
(g)	Not annualized.
See accompanying notes to financial statements.
81

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Global Dow ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$127.99	$112.45	$95.97	$110.51	$78.00	$85.13
Income (loss) from investment operations:
Net investment income (loss) (a)	1.26	3.03	3.24	3.32	2.22	2.07
Net realized and unrealized gain (loss) (b)	5.07	15.64	16.17	(14.31)	32.59	(7.10)
Total from investment operations	6.33	18.67	19.41	(10.99)	34.81	(5.03)
Net equalization credits and charges (a)	(0.01)	0.03	0.06	(0.02)	(0.03)	(0.01)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.02	0.00(c)	—
Distributions to shareholders from:
Net investment income	(1.95)	(3.16)	(2.99)	(3.55)	(2.27)	(2.09)
Net asset value, end of period	$132.36	$127.99	$112.45	$95.97	$110.51	$78.00
Total return (d)	4.93%	16.80%	20.64%	(10.22)%	44.96%	(5.97)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$248,245	$208,045	$151,855	$96,010	$96,750	$78,033
Ratios to average net assets:
Total expenses	0.50%(e)	0.50%	0.51%	0.50%	0.50%	0.50%
Net investment income (loss)	1.86%(e)	2.54%	3.15%	3.01%	2.33%	2.53%
Portfolio turnover rate (f)	10%(g)	12%	7%	12%	11%	8%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
82

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI USA StrategicFactorsSM ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$147.47	$122.97	$108.01	$119.37	$88.43	$86.19
Income (loss) from investment operations:
Net investment income (loss) (a)	1.18	2.25	1.93	1.73	1.76	1.79
Net realized and unrealized gain (loss) (b)	7.57	24.42	14.97	(11.41)	30.99	1.88
Total from investment operations	8.75	26.67	16.90	(9.68)	32.75	3.67
Net equalization credits and charges (a)	0.02	0.01	0.02	(0.00)(c)	(0.03)	0.34
Contribution from affiliate	—	—	—	—	—	0.00(c)
Distributions to shareholders from:
Net investment income	(1.34)	(2.18)	(1.96)	(1.68)	(1.78)	(1.77)
Net asset value, end of period	$154.90	$147.47	$122.97	$108.01	$119.37	$88.43
Total return (d)	5.93%	21.84%	15.82%	(8.28)%	37.20%	4.53%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,398,756	$1,299,231	$981,331	$814,388	$954,973	$771,956
Ratios to average net assets:
Total expenses	0.15%(f)	0.15%	0.16%	0.15%	0.15%	0.15%
Net investment income (loss)	1.50%(f)	1.69%	1.71%	1.42%	1.69%	2.02%
Portfolio turnover rate (g)	8%(h)	13%	20%	16%	18%	21%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2020, the total return would have remained 4.53%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
83

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR NYSE Technology ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$195.07	$139.47	$103.04	$158.99	$99.49	$72.66
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.74	0.70	0.67	0.47	0.49
Net realized and unrealized gain (loss) (b)	6.67	55.58	36.39	(55.91)	59.47	26.90
Total from investment operations	7.01	56.32	37.09	(55.24)	59.94	27.39
Net equalization credits and charges (a)	(0.00)(c)	0.01	0.00(c)	(0.02)	(0.01)	(0.02)
Contribution from affiliate (Note 4)	—	—	0.05	—	—	—
Distributions to shareholders from:
Net investment income	(0.38)	(0.73)	(0.71)	(0.69)	(0.43)	(0.54)
Net asset value, end of period	$201.70	$195.07	$139.47	$103.04	$158.99	$99.49
Total return (d)	3.60%	40.45%	36.24%(e)	(34.86)%	60.30%	37.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$859,259	$838,796	$525,798	$383,841	$711,479	$402,953
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	0.34%(f)	0.45%	0.63%	0.45%	0.35%	0.62%
Portfolio turnover rate (g)	17%(h)	8%	15%	17%	30%	20%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2023 the total return would have remained 36.19%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
84

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 Fossil Fuel Reserves Free ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23(a)	Year Ended 6/30/22(a)	Year Ended 6/30/21(a)	Year Ended 6/30/20(a)
Net asset value, beginning of period	$44.57	$36.18	$30.74	$35.34	$25.46	$23.83
Income (loss) from investment operations:
Net investment income (loss) (b)	0.26	0.49	0.45	0.42	0.40	0.43
Net realized and unrealized gain (loss) (c)	3.57	8.39	5.91	(4.62)	9.86	1.61
Total from investment operations	3.83	8.88	6.36	(4.20)	10.26	2.04
Net equalization credits and charges (b)	0.00(d)	0.00(d)	(0.00)(d)	0.01	0.02	0.02
Distributions to shareholders from:
Net investment income	(0.26)	(0.49)	(0.92)	(0.41)	(0.40)	(0.43)
Net asset value, end of period	$48.14	$44.57	$36.18	$30.74	$35.34	$25.46
Total return (e)	8.60%	24.70%	19.37%	(12.01)%	40.59%	8.770%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,053,615	$1,782,270	$1,385,936	$1,161,919	$1,154,523	$567,579
Ratios to average net assets:
Total expenses	0.20%(f)	0.20%	0.21%	0.20%	0.23%	0.25%
Net expenses	0.20%(f)	0.20%	0.21%	0.20%	0.20%	0.20%
Net investment income (loss)	1.10%(f)	1.25%	1.40%	1.16%	1.28%	1.73%
Portfolio turnover rate (g)	2%(h)	2%	2%	2%	4%	4%
(a)	Effective on January 12, 2023, the SPDR S&P 500 Fossil Fuel Reserves Free ETF underwent a 3-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split. (Note 11)
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
85

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Capital Markets ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$110.25	$84.81	$72.95	$94.02	$56.15	$55.47
Income (loss) from investment operations:
Net investment income (loss) (a)	1.11	2.21	1.63	1.78	1.62	1.11
Net realized and unrealized gain (loss) (b)	27.39	25.46	11.99	(21.28)	38.10	1.09
Total from investment operations	28.50	27.67	13.62	(19.50)	39.72	2.20
Net equalization credits and charges (a)	0.07	(0.17)	0.01	0.30	(0.17)	(0.10)
Distributions to shareholders from:
Net investment income	(1.09)	(2.06)	(1.77)	(1.86)	(1.68)	(1.42)
Net asset value, end of period	$137.73	$110.25	$84.81	$72.95	$94.02	$56.15
Total return (c)	25.96%	32.64%	18.89%	(20.82)%	71.24%	3.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$544,036	$416,186	$137,809	$89,360	$117,528	$22,459
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	1.73%(d)	2.27%	2.00%	1.86%	2.06%	1.99%
Portfolio turnover rate (e)	12%(f)	23%	44%	26%	37%	20%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
86

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Equipment ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$84.42	$98.29	$84.92	$129.05	$89.25	$81.87
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.00(b)	(0.01)	(0.04)	(0.13)	(0.05)
Net realized and unrealized gain (loss) (c)	4.24	(14.03)	13.48	(44.14)	39.93	7.42
Total from investment operations	4.25	(14.03)	13.47	(44.18)	39.80	7.37
Net equalization credits and charges (a)	0.05	0.19	(0.08)	0.07	(0.00)(b)	0.01
Distributions to shareholders from:
Net investment income	(0.03)	(0.03)	(0.02)	(0.02)	—	(0.00)(b)
Net asset value, end of period	$88.69	$84.42	$98.29	$84.92	$129.05	$89.25
Total return (d)	5.10%	(14.08)%	15.76%	(34.18)%	44.60%	9.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$212,864	$244,827	$592,171	$384,281	$809,806	$513,171
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	0.02%(e)	0.00%(f)	(0.01)%	(0.04)%	(0.12)%	(0.06)%
Portfolio turnover rate (g)	22%(h)	38%	49%	42%	39%	25%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Amount is less than 0.005%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
87

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Services ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$89.99	$93.70	$82.29	$114.37	$68.05	$66.59
Income (loss) from investment operations:
Net investment income (loss) (a)	0.16	0.28	0.18	0.16	0.22	0.22
Net realized and unrealized gain (loss) (b)	0.31	(3.72)	11.41	(32.08)	46.50	2.83
Total from investment operations	0.47	(3.44)	11.59	(31.92)	46.72	3.05
Net equalization credits and charges (a)	0.00(c)	0.01	(0.00)(c)	0.03	(0.19)	0.15
Distributions to shareholders from:
Net investment income	(0.18)	(0.28)	(0.18)	(0.19)	(0.21)	(1.74)
Net asset value, end of period	$90.28	$89.99	$93.70	$82.29	$114.37	$68.05
Total return (d)	0.51%	(3.65)%	14.11%	(27.91)%	68.43%	4.68%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$70,416	$80,990	$109,630	$89,695	$213,867	$83,699
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	0.34%(e)	0.31%	0.20%	0.16%	0.24%	0.33%
Portfolio turnover rate (f)	25%(g)	37%	51%	44%	38%	25%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
88

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Insurance ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$49.89	$40.87	$37.84	$38.56	$27.34	$34.01
Income (loss) from investment operations:
Net investment income (loss) (a)	0.45	0.77	0.74	0.73	0.67	0.61
Net realized and unrealized gain (loss) (b)	6.62	8.98	3.12	(0.67)	11.16	(6.65)
Total from investment operations	7.07	9.75	3.86	0.06	11.83	(6.04)
Net equalization credits and charges (a)	0.01	0.02	(0.10)	(0.04)	0.10	(0.02)
Distributions to shareholders from:
Net investment income	(0.46)	(0.75)	(0.73)	(0.74)	(0.71)	(0.61)
Net asset value, end of period	$56.51	$49.89	$40.87	$37.84	$38.56	$27.34
Total return (c)	14.21%	24.03%	10.01%	(0.01)%	44.04%	(17.99)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$994,615	$723,338	$482,212	$543,072	$690,253	$564,510
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	1.59%(d)	1.65%	1.86%	1.84%	2.04%	1.87%
Portfolio turnover rate (e)	12%(f)	23%	23%	26%	24%	19%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
89

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$59.37	$50.81	$43.44	$43.03	$21.21	$28.38
Income (loss) from investment operations:
Net investment income (loss) (a)	0.18	0.45	0.85	0.44	0.34	0.39
Net realized and unrealized gain (loss) (b)	(2.61)	8.57	7.42	0.41	21.77	(7.21)
Total from investment operations	(2.43)	9.02	8.27	0.85	22.11	(6.82)
Net equalization credits and charges (a)	(0.02)	—	(0.02)	(0.02)	0.03	0.04
Distributions to shareholders from:
Net investment income	(0.17)	(0.46)	(0.88)	(0.42)	(0.32)	(0.39)
Net asset value, end of period	$56.75	$59.37	$50.81	$43.44	$43.03	$21.21
Total return (c)	(4.15)%	17.83%	19.09%	1.87%	104.87%	(23.98)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,529,348	$1,994,814	$1,803,607	$1,998,458	$2,056,695	$395,524
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	0.58%(d)	0.81%	1.69%	0.90%	0.96%	1.58%
Portfolio turnover rate (e)	13%(f)	43%	33%	38%	44%	41%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
90

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Equipment & Services ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$90.95	$78.14	$59.74	$61.95	$33.13	$96.20
Income (loss) from investment operations:
Net investment income (loss) (a)	0.59	0.71	0.30	0.14	0.27	1.15
Net realized and unrealized gain (loss) (b)	(12.06)	12.89	18.50	(2.11)	29.51	(63.13)
Total from investment operations	(11.47)	13.60	18.80	(1.97)	29.78	(61.98)
Net equalization credits and charges (a)	0.01	0.01	(0.04)	0.01	(0.04)	0.07
Other capital	—	—	—	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(0.59)	(0.80)	(0.36)	(0.25)	(0.92)	(1.16)
Net asset value, end of period	$78.90	$90.95	$78.14	$59.74	$61.95	$33.13
Total return (d)	(12.61)%	17.44%	31.51%	(3.18)%	90.54%	(64.70)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$206,318	$246,942	$278,571	$230,843	$183,691	$96,561
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.40%(e)	0.80%	0.41%	0.22%	0.59%	1.99%
Portfolio turnover rate (f)	17%(g)	39%	32%	38%	64%	51%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
91

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Pharmaceuticals ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$39.82	$41.03	$42.02	$51.75	$43.09	$39.76
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.64	0.53	0.56	0.25	0.27
Net realized and unrealized gain (loss) (b)	3.22	(1.24)	(0.93)	(9.65)	8.67	3.37
Total from investment operations	3.56	(0.60)	(0.40)	(9.09)	8.92	3.64
Net equalization credits and charges (a)	0.01	0.01	(0.03)	(0.01)	0.00(c)	(0.02)
Distributions to shareholders from:
Net investment income	(0.35)	(0.62)	(0.56)	(0.63)	(0.26)	(0.29)
Net asset value, end of period	$43.04	$39.82	$41.03	$42.02	$51.75	$43.09
Total return (d)	8.95%	(1.46)%	(1.01)%	(17.67)%	20.76%	9.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$163,577	$195,148	$221,566	$205,929	$271,717	$243,443
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	1.55%(e)	1.56%	1.27%	1.21%	0.52%	0.67%
Portfolio turnover rate (f)	24%(g)	61%	53%	60%	53%	31%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
92

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Retail ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$75.04	$63.75	$58.18	$97.19	$42.87	$42.42
Income (loss) from investment operations:
Net investment income (loss) (a)	0.51	0.93	1.24	0.99	0.68	0.68
Net realized and unrealized gain (loss) (b)	4.59	11.09	6.07	(37.92)	54.27	0.42
Total from investment operations	5.10	12.02	7.31	(36.93)	54.95	1.10
Net equalization credits and charges (a)	0.16	0.29	(0.34)	(0.55)	0.02	0.01
Contribution from affiliate	—	—	—	—	0.01	—
Distributions to shareholders from:
Net investment income	(0.69)	(1.02)	(1.40)	(1.53)	(0.66)	(0.66)
Net asset value, end of period	$79.61	$75.04	$63.75	$58.18	$97.19	$42.87
Total return (c)	7.00%	19.39%	12.17%	(39.02)%	128.92%(d)	2.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$322,447	$356,458	$478,169	$378,184	$1,054,575	$265,787
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	1.29%(e)	1.35%	1.96%	1.13%	0.97%	1.68%
Portfolio turnover rate (f)	23%(g)	34%	40%	39%	62%	43%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the year ended June 30, 2021, the total return would have been 128.90%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
93

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Semiconductor ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$247.46	$221.27	$151.79	$192.29	$112.00	$84.40
Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.54	0.73	0.53	0.28	0.54
Net realized and unrealized gain (loss) (b)	1.16	26.21	69.51	(40.57)	80.28	27.60
Total from investment operations	1.42	26.75	70.24	(40.04)	80.56	28.14
Net equalization credits and charges (a)	(0.01)	(0.01)	0.02	0.01	0.00(c)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.28)	(0.55)	(0.78)	(0.47)	(0.27)	(0.54)
Net asset value, end of period	$248.59	$247.46	$221.27	$151.79	$192.29	$112.00
Total return (d)	0.57%	12.11%	46.40%	(20.86)%	71.99%	33.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,385,903	$1,534,253	$1,587,624	$933,501	$995,093	$498,412
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.22%(e)	0.25%	0.40%	0.26%	0.17%	0.55%
Portfolio turnover rate (f)	13%(g)	30%	31%	36%	32%	21%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
94

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Software & Services ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$151.08	$133.23	$111.02	$171.45	$111.44	$96.24
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.03)	0.11	0.27	0.28	(0.00)(b)	0.37
Net realized and unrealized gain (loss) (c)	38.03	17.92	22.20	(60.49)	60.08	15.25
Total from investment operations	38.00	18.03	22.47	(60.21)	60.08	15.62
Net equalization credits and charges (a)	(0.02)	(0.01)	0.00(b)	(0.04)	(0.01)	(0.01)
Contribution from affiliate	—	—	—	0.04	—	—
Other capital	—	—	—	0.00(b)	—	—
Distributions to shareholders from:
Net investment income	—	(0.17)	(0.26)	(0.22)	(0.06)	(0.41)
Net asset value, end of period	$189.06	$151.08	$133.23	$111.02	$171.45	$111.44
Total return (d)	25.14%	13.53%	20.27%	(35.16)%(e)	53.91%	16.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$491,551	$361,084	$306,433	$209,837	$526,365	$241,825
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	(0.04)%(f)	0.08%	0.23%	0.17%	0.00%(g)	0.38%
Portfolio turnover rate (h)	27%(i)	41%	63%	46%	40%	31%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2022, the total return would have been (35.18)%.
(f)	Annualized.
(g)	Amount is less than 0.005%.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
95

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Telecom ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$77.77	$77.64	$77.79	$102.27	$69.77	$67.70
Income (loss) from investment operations:
Net investment income (loss) (a)	0.46	0.61	0.61	1.20	0.82	0.53
Net realized and unrealized gain (loss) (b)	29.07	0.16	(0.19)	(24.35)	32.25	2.15
Total from investment operations	29.53	0.77	0.42	(23.15)	33.07	2.68
Net equalization credits and charges (a)	(0.02)	0.00(c)	(0.02)	(0.02)	0.24	(0.02)
Distributions to shareholders from:
Net investment income	(0.31)	(0.64)	(0.55)	(1.31)	(0.81)	(0.59)
Net asset value, end of period	$106.97	$77.77	$77.64	$77.79	$102.27	$69.77
Total return (d)	37.96%	1.04%	0.52%	(22.87)%	48.00%	3.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$144,408	$60,268	$62,109	$54,456	$84,375	$48,842
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	0.92%(e)	0.83%	0.75%	1.28%	0.94%	0.78%
Portfolio turnover rate (f)	25%(g)	50%	40%	41%	61%	44%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
96

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Transportation ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$78.19	$83.70	$67.81	$84.92	$52.86	$61.22
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.75	0.75	0.42	1.02	0.57
Net realized and unrealized gain (loss) (b)	8.60	(5.64)	15.69	(16.89)	31.84	(8.36)
Total from investment operations	8.93	(4.89)	16.44	(16.47)	32.86	(7.79)
Net equalization credits and charges (a)	(0.05)	0.07	0.05	(0.02)	0.20	0.01
Distributions to shareholders from:
Net investment income	(0.44)	(0.69)	(0.60)	(0.62)	(1.00)	(0.58)
Net asset value, end of period	$86.63	$78.19	$83.70	$67.81	$84.92	$52.86
Total return (c)	11.37%	(5.78)%	24.53%	(19.57)%	62.69%	(12.74)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$208,777	$167,323	$246,091	$503,793	$572,388	$179,722
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	0.78%(d)	0.95%	1.04%	0.49%	1.35%	0.99%
Portfolio turnover rate (e)	13%(f)	34%	29%	37%	26%	29%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
97

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI USA Gender Diversity ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$108.83	$88.04	$75.84	$101.54	$71.03	$73.74
Income (loss) from investment operations:
Net investment income (loss) (a)	0.69	1.33	1.27	1.06	0.97	1.29
Net realized and unrealized gain (loss) (b)	7.08	20.66	12.27	(25.75)	30.50	(2.51)
Total from investment operations	7.77	21.99	13.54	(24.69)	31.47	(1.22)
Net equalization credits and charges (a)	(0.01)	(0.01)	(0.02)	(0.00)(c)	0.06	(0.09)
Distributions to shareholders from:
Net investment income	(0.77)	(1.19)	(1.32)	(1.01)	(1.02)	(1.40)
Net asset value, end of period	$115.82	$108.83	$88.04	$75.84	$101.54	$71.03
Total return (d)	7.13%	25.14%	18.02%	(24.47)%	44.60%	(1.71)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$249,007	$244,862	$209,103	$202,865	$243,685	$120,743
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.21%	0.20%	0.20%	0.20%
Net investment income (loss)	1.21%(e)	1.40%	1.57%	1.11%	1.10%	1.77%
Portfolio turnover rate (f)	22%(g)	46%	135%	43%	22%	69%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
98

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR ICE Preferred Securities ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$33.81	$33.51	$35.83	$44.19	$41.54	$43.11
Income (loss) from investment operations:
Net investment income (loss) (a)	1.05	1.99	1.97	1.97	2.12	2.31
Net realized and unrealized gain (loss) (b)	(0.43)	0.42	(2.19)	(8.21)	2.80	(1.53)
Total from investment operations	0.62	2.41	(0.22)	(6.24)	4.92	0.78
Net equalization credits and charges (a)	(0.07)	0.05	0.05	0.04	(0.03)	(0.03)
Distributions to shareholders from:
Net investment income	(1.26)	(2.16)	(2.15)	(2.16)	(2.24)	(2.32)
Net asset value, end of period	$33.10	$33.81	$33.51	$35.83	$44.19	$41.54
Total return (c)	1.55%	7.62%	(0.50)%	(14.52)%	12.01%	1.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$890,297	$809,693	$874,609	$1,049,832	$1,486,995	$1,121,515
Ratios to average net assets:
Total expenses	0.45%(d)	0.45%	0.46%	0.45%	0.45%	0.45%
Net investment income (loss)	6.00%(d)	5.98%	5.68%	4.82%	4.89%	5.39%
Portfolio turnover rate (e)	5%(f)	21%	19%	28%	45%	36%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
99

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500® Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR MSCI USA Gender Diversity ETF
SPDR ICE Preferred Securities ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of SPDR S&P Metals and Mining ETF, which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
100

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2024, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
101

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly, except SPDR MSCI USA StrategicFactorsSM ETF which paid semi-annually and SPDR ICE Preferred Securities ETF which paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the “Internal Revenue Code”) as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
102

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

4.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2024, the SPDR Global Dow ETF, SPDR MSCI USA StrategicFactorsSM ETF, SPDR S&P 500 Fossil Fuel Reserves Free ETF and SPDR MSCI USA Gender Diversity ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2024, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$16,422	$—	$16,422
SPDR MSCI USA StrategicFactorsSM ETF
Futures Contracts	—	—	—	125,195	—	125,195
SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	104,279	—	104,279
SPDR MSCI USA Gender Diversity ETF
Futures Contracts	—	—	—	9,694	—	9,694
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$5,467	$—	$5,467
SPDR MSCI USA StrategicFactorsSM ETF
Futures Contracts	—	—	—	310,963	—	310,963
SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	259,146	—	259,146
SPDR MSCI USA Gender Diversity ETF
Futures Contracts	—	—	—	47,650	—	47,650

103

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$(19,943)	$—	$(19,943)
SPDR MSCI USA StrategicFactorsSM ETF
Futures Contracts	—	—	—	(140,424)	—	(140,424)
SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	(117,113)	—	(117,113)
SPDR MSCI USA Gender Diversity ETF
Futures Contracts	—	—	—	(11,155)	—	(11,155)
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR FactSet Innovative Technology ETF	0.45%
SPDR Global Dow ETF	0.50
SPDR MSCI USA StrategicFactorsSM ETF	0.15
SPDR NYSE Technology ETF	0.35
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.20
SPDR S&P Capital Markets ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
SPDR S&P Health Care Services ETF	0.35
SPDR S&P Insurance ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR S&P Software & Services ETF	0.35
SPDR S&P Telecom ETF	0.35
SPDR S&P Transportation ETF	0.35
SPDR MSCI USA Gender Diversity ETF	0.20
SPDR ICE Preferred Securities ETF	0.45
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2025. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue each waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and each waiver and/or reimbursement may be canceled or modified at any time after October 31, 2025. The waiver and/or reimbursement may not be terminated prior to October 31, 2025 except with the approval of the Board.
104

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2024, are disclosed in the Funds' Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2024, were as follows:
	Purchases	Sales
SPDR FactSet Innovative Technology ETF	$52,009,355	$52,035,295
SPDR Global Dow ETF	23,185,532	22,344,229
SPDR MSCI USA StrategicFactorsSM ETF	114,498,996	108,627,474
SPDR NYSE Technology ETF	145,479,100	144,523,414
105

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

	Purchases	Sales
SPDR S&P 500 Fossil Fuel Reserves Free ETF	$30,505,566	$29,907,963
SPDR S&P Capital Markets ETF	55,516,970	55,167,444
SPDR S&P Health Care Equipment ETF	50,340,750	50,181,782
SPDR S&P Health Care Services ETF	20,250,592	20,248,458
SPDR S&P Insurance ETF	111,463,711	112,792,013
SPDR S&P Metals & Mining ETF	232,443,189	232,358,174
SPDR S&P Oil & Gas Equipment & Services ETF	39,929,143	37,318,611
SPDR S&P Pharmaceuticals ETF	43,762,097	43,509,398
SPDR S&P Retail ETF	88,255,901	89,707,404
SPDR S&P Semiconductor ETF	185,571,032	187,174,808
SPDR S&P Software & Services ETF	109,435,490	109,311,313
SPDR S&P Telecom ETF	27,174,238	26,934,328
SPDR S&P Transportation ETF	27,864,270	28,149,699
SPDR MSCI USA Gender Diversity ETF	55,872,710	55,320,725
SPDR ICE Preferred Securities ETF	45,160,399	48,140,607
For the period ended December 31, 2024, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR FactSet Innovative Technology ETF	$35,892,949	$102,845,408	$3,857,667
SPDR Global Dow ETF	45,258,125	14,071,295	9,036,534
SPDR MSCI USA StrategicFactorsSM ETF	153,697,878	127,796,942	59,577,680
SPDR NYSE Technology ETF	190,738,652	195,932,687	105,767,447
SPDR S&P 500 Fossil Fuel Reserves Free ETF	216,373,508	89,988,237	42,108,697
SPDR S&P Capital Markets ETF	259,876,815	227,323,107	56,809,969
SPDR S&P Health Care Equipment ETF	2,326,567	45,797,913	5,735,087
SPDR S&P Health Care Services ETF	1,976,218	13,098,992	2,584,609
SPDR S&P Insurance ETF	1,263,290,789	1,094,771,239	134,278,642
SPDR S&P Metals & Mining ETF	929,788,536	1,295,780,732	126,147,062
SPDR S&P Oil & Gas Equipment & Services ETF	25,775,612	33,499,542	3,167,152
SPDR S&P Pharmaceuticals ETF	42,054,639	88,851,072	13,726,568
SPDR S&P Retail ETF	2,872,383,110	2,924,809,041	40,956,553
SPDR S&P Semiconductor ETF	422,915,124	555,087,677	188,347,155
SPDR S&P Software & Services ETF	86,518,304	40,651,615	12,378,572
SPDR S&P Telecom ETF	73,101,174	17,560,293	6,130,069
SPDR S&P Transportation ETF	104,309,610	81,863,927	16,024,154
SPDR MSCI USA Gender Diversity ETF	44,521,779	56,909,996	17,776,434
SPDR ICE Preferred Securities ETF	128,115,465	25,940,241	1,029,717
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
106

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2024, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR FactSet Innovative Technology ETF	$108,939,481	$4,740,727	$16,889,543	$(12,148,816)
SPDR Global Dow ETF	207,689,376	56,488,477	11,337,076	45,151,401
SPDR MSCI USA StrategicFactorsSM ETF	1,140,382,000	296,619,715	39,392,005	257,227,710
SPDR NYSE Technology ETF	670,168,519	216,632,902	27,511,431	189,121,471
SPDR S&P 500 Fossil Fuel Reserves Free ETF	1,499,930,816	629,213,796	76,277,261	552,936,535
SPDR S&P Capital Markets ETF	492,774,810	56,745,199	5,865,145	50,880,054
SPDR S&P Health Care Equipment ETF	245,948,183	20,094,436	42,971,855	(22,877,419)
SPDR S&P Health Care Services ETF	79,584,175	8,119,079	15,512,441	(7,393,362)
SPDR S&P Insurance ETF	1,026,605,091	10,469,225	36,909,939	(26,440,714)
SPDR S&P Metals & Mining ETF	1,851,797,622	51,560,409	316,313,212	(264,752,803)
SPDR S&P Oil & Gas Equipment & Services ETF	246,737,203	14,737,918	50,470,561	(35,732,643)
SPDR S&P Pharmaceuticals ETF	174,464,248	14,402,080	21,970,698	(7,568,618)
SPDR S&P Retail ETF	429,877,324	1,893,354	78,847,185	(76,953,831)
SPDR S&P Semiconductor ETF	1,472,895,744	225,247,952	225,365,283	(117,331)
SPDR S&P Software & Services ETF	460,424,790	91,204,534	22,015,540	69,188,994
SPDR S&P Telecom ETF	131,329,955	23,902,113	5,646,926	18,255,187
SPDR S&P Transportation ETF	239,799,817	14,205,762	30,021,632	(15,815,870)
SPDR MSCI USA Gender Diversity ETF	195,905,431	57,588,189	4,515,444	53,072,745
SPDR ICE Preferred Securities ETF	1,077,008,972	4,414,141	136,767,232	(132,353,091)
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
107

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2024, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR FactSet Innovative Technology ETF	$ 3,785,019	$ 997,141	$ 3,021,112	$ 4,018,253
SPDR Global Dow ETF	8,475,982	5,011,404	3,855,120	8,866,524
SPDR MSCI USA StrategicFactorsSM ETF	151,186	32,264	125,977	158,241
SPDR NYSE Technology ETF	37,247,643	—	39,252,962	39,252,962
SPDR S&P 500 Fossil Fuel Reserves Free ETF	449,714	456,432	1,702	458,134
SPDR S&P Capital Markets ETF	989,972	—	1,013,542	1,013,542
SPDR S&P Health Care Equipment ETF	25,454,573	10,256,868	15,726,331	25,983,199
SPDR S&P Health Care Services ETF	4,005,217	1,764,291	2,411,005	4,175,296
SPDR S&P Insurance ETF	5,534,928	5,765,550	—	5,765,550
SPDR S&P Metals & Mining ETF	174,600,991	57,835,206	119,626,770	177,461,976
SPDR S&P Oil & Gas Equipment & Services ETF	23,256,492	4,698,251	18,812,812	23,511,063
SPDR S&P Pharmaceuticals ETF	12,883,614	3,322,021	9,906,957	13,228,978
SPDR S&P Retail ETF	58,647,334	31,052,815	28,885,126	59,937,941
SPDR S&P Semiconductor ETF	115,366,211	86,770,345	34,582,355	121,352,700
SPDR S&P Software & Services ETF	79,382,893	38,042,062	45,723,781	83,765,843
SPDR S&P Telecom ETF	21,540,465	5,163,411	16,969,574	22,132,985
SPDR S&P Transportation ETF	34,400,817	15,256,167	20,223,604	35,479,771
SPDR MSCI USA Gender Diversity ETF	196,302	52,688	150,736	203,424
SPDR ICE Preferred Securities ETF	57,970,400	47,794,351	11,618,890	59,413,241
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2024:
		Remaining Contractual Maturity of the Agreements as of December 31, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Factset Innovative Technology ETF	Common Stocks	$997,141	$—	$—	$—	$997,141	$997,141
SPDR Global Dow ETF	Common Stocks	5,011,404	—	—	—	5,011,404	5,011,404
108

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of December 31, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR MSCI USA StrategicFactorsSM ETF	Common Stocks	$32,264	$—	$—	$—	$32,264	$32,264
SPDR S&P 500 Fossil Fuel Reserves Free ETF	Common Stocks	456,432	—	—	—	456,432	456,432
SPDR S&P Health Care Equipment ETF	Common Stocks	10,256,868	—	—	—	10,256,868	10,256,868
SPDR S&P Health Care Services ETF	Common Stocks	1,764,291	—	—	—	1,764,291	1,764,291
SPDR S&P Insurance ETF	Common Stocks	5,765,550	—	—	—	5,765,550	5,765,550
SPDR S&P Metals & Mining ETF	Common Stocks	57,835,206	—	—	—	57,835,206	57,835,206
SPDR S&P Oil & Gas Equipment & Services ETF	Common Stocks	4,698,251	—	—	—	4,698,251	4,698,251
SPDR S&P Pharmaceuticals ETF	Common Stocks	3,322,021	—	—	—	3,322,021	3,322,021
SPDR S&P Retail ETF	Common Stocks	31,052,815	—	—	—	31,052,815	31,052,815
SPDR S&P Semiconductor ETF	Common Stocks	86,770,345	—	—	—	86,770,345	86,770,345
SPDR S&P Software & Services ETF	Common Stocks	38,042,062	—	—	—	38,042,062	38,042,062
SPDR S&P Telecom ETF	Common Stocks	5,163,411	—	—	—	5,163,411	5,163,411
SPDR S&P Transportation ETF	Common Stocks	15,256,167	—	—	—	15,256,167	15,256,167
SPDR MSCI USA Gender Diversity ETF	Common Stocks	52,688	—	—	—	52,688	52,688
SPDR ICE Preferred Securities ETF	Preferred Stocks	47,794,351	—	—	—	47,794,351	47,794,351
11.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the undefined invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the undefined invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
109

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future,against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries,which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
110

Semi-Annual Financial Statements and Other Information
December 31, 2024
SPDR® Series Trust - Equity Funds
SPDR Dow Jones REIT ETF
SPDR Portfolio S&P 400 Mid Cap ETF
SPDR Portfolio S&P 500 ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
SPDR Portfolio S&P Sector Neutral Dividend ETF
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting  www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
DIVERSIFIED REITs — 2.7%
Alexander & Baldwin, Inc. REIT	136,691	$2,424,898
American Assets Trust, Inc. REIT	89,367	2,346,777
Broadstone Net Lease, Inc. REIT	354,831	5,627,620
Empire State Realty Trust, Inc. Class A REIT	256,481	2,646,884
Essential Properties Realty Trust, Inc. REIT	329,926	10,320,085
Global Net Lease, Inc. REIT	372,736	2,720,973
WP Carey, Inc. REIT	411,806	22,435,191
		48,522,428
HEALTH CARE REITs — 13.5%
Alexandria Real Estate Equities, Inc. REIT	292,699	28,552,787
American Healthcare REIT, Inc.	288,028	8,185,756
CareTrust REIT, Inc.	352,538	9,536,153
Community Healthcare Trust, Inc. REIT	47,739	917,066
Diversified Healthcare Trust REIT (a)	412,854	949,564
Global Medical REIT, Inc.	117,566	907,610
Healthcare Realty Trust, Inc. REIT	666,911	11,304,141
Healthpeak Properties, Inc. REIT	1,316,217	26,679,719
Medical Properties Trust, Inc. REIT	1,129,776	4,462,615
National Health Investors, Inc. REIT	85,439	5,920,923
Omega Healthcare Investors, Inc. REIT	507,958	19,226,210
Universal Health Realty Income Trust REIT	23,985	892,482
Ventas, Inc. REIT	789,436	46,489,886
Welltower, Inc. REIT	662,393	83,481,390
		247,506,302
HOTEL & RESORT REITs — 3.6%
Apple Hospitality REIT, Inc.	419,937	6,446,033
Chatham Lodging Trust REIT	92,066	823,991
DiamondRock Hospitality Co. REIT	390,685	3,527,886
Host Hotels & Resorts, Inc. REIT	1,315,443	23,046,561
Park Hotels & Resorts, Inc. REIT	388,361	5,464,239
Pebblebrook Hotel Trust REIT	225,194	3,051,379
RLJ Lodging Trust REIT	285,443	2,914,373
Ryman Hospitality Properties, Inc. REIT	112,725	11,761,726
Service Properties Trust REIT	316,348	803,524
Summit Hotel Properties, Inc. REIT	204,037	1,397,653
Sunstone Hotel Investors, Inc. REIT	378,013	4,475,674
Xenia Hotels & Resorts, Inc. REIT	191,646	2,847,860
		66,560,899
INDUSTRIAL REITs — 14.1%
Americold Realty Trust, Inc. REIT	492,113	10,531,218
Security Description	Shares	Value
EastGroup Properties, Inc. REIT	92,986	$14,923,323
First Industrial Realty Trust, Inc. REIT	249,107	12,487,734
Innovative Industrial Properties, Inc. REIT	53,307	3,552,379
LXP Industrial Trust REIT	554,224	4,500,299
Plymouth Industrial REIT, Inc.	74,314	1,322,789
Prologis, Inc. REIT	1,621,201	171,360,946
Rexford Industrial Realty, Inc. REIT	417,564	16,143,024
STAG Industrial, Inc. REIT	342,905	11,597,047
Terreno Realty Corp. REIT	187,660	11,098,212
		257,516,971
OFFICE REITs — 5.0%
Brandywine Realty Trust REIT	324,888	1,819,373
BXP, Inc. REIT	273,775	20,357,909
COPT Defense Properties REIT	211,610	6,549,330
Cousins Properties, Inc. REIT	314,931	9,649,486
Douglas Emmett, Inc. REIT	315,117	5,848,572
Easterly Government Properties, Inc. REIT (a)	186,879	2,122,945
Equity Commonwealth REIT (a) (b)	204,677	362,278
Highwoods Properties, Inc. REIT	199,468	6,099,732
Hudson Pacific Properties, Inc. REIT	269,025	815,146
JBG SMITH Properties REIT	159,009	2,443,968
Kilroy Realty Corp. REIT	199,943	8,087,694
NET Lease Office Properties REIT (b)	28,142	878,312
Paramount Group, Inc. REIT	343,879	1,698,762
Piedmont Office Realty Trust, Inc. Class A REIT	233,300	2,134,695
SL Green Realty Corp. REIT	133,022	9,034,854
Vornado Realty Trust REIT	312,128	13,121,861
		91,024,917
RESIDENTIAL REITs — 19.2%
American Homes 4 Rent Class A REIT	596,955	22,338,056
Apartment Investment & Management Co. Class A REIT (b)	244,591	2,223,332
AvalonBay Communities, Inc. REIT	267,283	58,794,241
Camden Property Trust REIT	200,701	23,289,344
Centerspace REIT	31,239	2,066,460
Elme Communities REIT	165,615	2,528,941
Equity LifeStyle Properties, Inc. REIT	359,520	23,944,032
Equity Residential REIT	642,511	46,106,589
Essex Property Trust, Inc. REIT	120,929	34,517,974
Independence Realty Trust, Inc. REIT	422,852	8,389,384
Invitation Homes, Inc. REIT	1,072,075	34,274,238
Mid-America Apartment Communities, Inc. REIT	219,918	33,992,725

See accompanying notes to financial statements.
1

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
NexPoint Residential Trust, Inc. REIT (a)	41,624	$1,737,802
Sun Communities, Inc. REIT	225,347	27,710,921
UDR, Inc. REIT	565,051	24,528,864
UMH Properties, Inc. REIT	138,120	2,607,706
Veris Residential, Inc. REIT	152,071	2,528,941
		351,579,550
RETAIL REITs — 18.5%
Acadia Realty Trust REIT	225,118	5,438,851
Agree Realty Corp. REIT	194,355	13,692,310
Brixmor Property Group, Inc. REIT	568,419	15,824,785
Curbline Properties Corp. REIT	177,882	4,130,420
Federal Realty Investment Trust REIT	143,864	16,105,575
Getty Realty Corp. REIT	94,998	2,862,290
Kimco Realty Corp. REIT	1,268,507	29,721,119
Kite Realty Group Trust REIT	413,379	10,433,686
Macerich Co. REIT	461,987	9,202,781
NETSTREIT Corp.	153,542	2,172,619
NNN REIT, Inc.	352,886	14,415,393
Phillips Edison & Co., Inc. REIT	230,763	8,644,382
Realty Income Corp. REIT	1,539,774	82,239,329
Regency Centers Corp. REIT	307,362	22,723,273
Retail Opportunity Investments Corp. REIT	240,458	4,174,351
Simon Property Group, Inc. REIT	482,264	83,050,683
SITE Centers Corp. REIT	88,786	1,357,538
Tanger, Inc. REIT	208,509	7,116,412
Urban Edge Properties REIT	234,974	5,051,941
		338,357,738
SPECIALIZED REITs — 22.6%
CubeSmart REIT	425,533	18,234,089
Digital Realty Trust, Inc. REIT	455,006	80,686,214
EPR Properties REIT	142,537	6,311,538
Equinix, Inc. REIT	168,876	159,231,492
Extra Space Storage, Inc. REIT	398,859	59,669,306
Four Corners Property Trust, Inc. REIT	182,046	4,940,728
Security Description	Shares	Value
National Storage Affiliates Trust REIT	131,984	$5,003,514
Public Storage REIT	263,473	78,894,355
		412,971,236
TOTAL COMMON STOCKS (Cost $2,117,935,742)		1,814,040,041
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	7,413,676	7,413,676
State Street Navigator Securities Lending Portfolio II (e) (f)	804,379	804,379
TOTAL SHORT-TERM INVESTMENTS (Cost $8,218,055)		8,218,055
TOTAL INVESTMENTS — 99.6% (Cost $2,126,153,797)		1,822,258,096
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		6,538,262
NET ASSETS — 100.0%		$1,828,796,358
(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Dow Jones US Real Estate Index (long)	376	03/21/2025	$13,889,890	$13,485,760	$(404,130)

During the period ended December 31, 2024, the average notional value related to futures contracts was $19,700,816.
See accompanying notes to financial statements.
2

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,814,040,041	$—	$—	$1,814,040,041
Short-Term Investments	8,218,055	—	—	8,218,055
TOTAL INVESTMENTS	$1,822,258,096	$—	$—	$1,822,258,096
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(404,130)	$—	$—	$(404,130)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(404,130)	$—	$—	$(404,130)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	10,547,402	$10,550,566	$24,878,867	$35,429,433	$332	$(332)	—	$—	$223,849
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	74,400,575	66,986,899	—	—	7,413,676	7,413,676	279,627
State Street Navigator Securities Lending Portfolio II	3,521,807	3,521,807	147,576,403	150,293,831	—	—	804,379	804,379	11,687
Total		$14,072,373	$246,855,845	$252,710,163	$332	$(332)		$8,218,055	$515,163
See accompanying notes to financial statements.
3

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.3%
BWX Technologies, Inc.	377,778	$42,080,691
Curtiss-Wright Corp.	156,757	55,628,357
Hexcel Corp.	334,557	20,976,724
Woodward, Inc.	246,503	41,023,029
		159,708,801
AIR FREIGHT & LOGISTICS — 0.2%
GXO Logistics, Inc. (a)	494,311	21,502,528
AIRLINES — 0.4%
American Airlines Group, Inc. (a) (b)	2,717,104	47,359,123
AUTO COMPONENTS — 0.8%
Autoliv, Inc.	299,244	28,066,095
Gentex Corp. (b)	939,324	26,986,779
Goodyear Tire & Rubber Co. (a) (b)	1,174,355	10,569,195
Lear Corp. (b)	224,442	21,254,657
Visteon Corp. (a)	113,760	10,092,787
		96,969,513
AUTOMOBILES — 0.3%
Harley-Davidson, Inc. (b)	473,329	14,261,403
Thor Industries, Inc. (b)	220,149	21,070,461
		35,331,864
BANKS — 6.6%
Associated Banc-Corp.	664,306	15,876,913
Bank OZK	436,692	19,445,895
Cadence Bank	754,906	26,006,512
Columbia Banking System, Inc.	866,861	23,413,916
Comerica, Inc.	543,160	33,594,446
Commerce Bancshares, Inc.	506,045	31,531,664
Cullen/Frost Bankers, Inc.	264,872	35,559,066
East West Bancorp, Inc.	572,788	54,850,179
First Financial Bankshares, Inc.	532,084	19,181,628
First Horizon Corp.	2,189,621	44,098,967
Flagstar Financial, Inc. (b)	1,227,388	11,451,530
FNB Corp.	1,487,932	21,991,635
Glacier Bancorp, Inc. (b)	469,215	23,563,977
Hancock Whitney Corp.	357,336	19,553,426
Home BancShares, Inc.	763,631	21,610,757
International Bancshares Corp.	220,438	13,922,864
Old National Bancorp	1,319,862	28,647,605
Pinnacle Financial Partners, Inc.	316,617	36,217,819
Prosperity Bancshares, Inc.	394,140	29,698,449
SouthState Corp.	315,354	31,371,416
Synovus Financial Corp.	585,114	29,975,390
Texas Capital Bancshares, Inc. (a)	190,383	14,887,951
UMB Financial Corp. (b)	183,610	20,722,224
United Bankshares, Inc.	558,284	20,963,564
Valley National Bancorp	1,942,188	17,596,223
Webster Financial Corp.	708,322	39,113,541
Western Alliance Bancorp	450,704	37,651,812
Security Description	Shares	Value
Wintrust Financial Corp.	275,108	$34,308,719
Zions Bancorp NA	611,129	33,153,748
		789,961,836
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	35,534	10,659,489
Celsius Holdings, Inc. (a) (b)	646,401	17,026,202
Coca-Cola Consolidated, Inc.	24,441	30,795,416
		58,481,107
BIOTECHNOLOGY — 2.8%
Arrowhead Pharmaceuticals, Inc. (a)	512,204	9,629,435
BioMarin Pharmaceutical, Inc. (a)	786,732	51,711,894
Cytokinetics, Inc. (a)	486,957	22,906,457
Exelixis, Inc. (a)	1,178,629	39,248,346
Halozyme Therapeutics, Inc. (a)	524,213	25,062,624
Neurocrine Biosciences, Inc. (a)	417,283	56,959,129
Roivant Sciences Ltd. (a) (b)	1,773,896	20,985,190
Sarepta Therapeutics, Inc. (a)	394,097	47,918,254
United Therapeutics Corp. (a)	183,894	64,885,159
		339,306,488
BROADLINE RETAIL — 0.5%
Macy's, Inc.	1,144,081	19,369,291
Nordstrom, Inc.	397,783	9,606,460
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	253,330	27,797,901
		56,773,652
BUILDING PRODUCTS — 2.6%
AAON, Inc.	278,190	32,737,399
Advanced Drainage Systems, Inc.	291,853	33,738,207
Carlisle Cos., Inc.	186,666	68,849,887
Fortune Brands Innovations, Inc.	512,833	35,041,879
Owens Corning	354,332	60,349,826
Simpson Manufacturing Co., Inc.	174,502	28,937,667
Trex Co., Inc. (a)	442,557	30,549,710
UFP Industries, Inc.	250,810	28,253,746
		318,458,321
CAPITAL MARKETS — 3.8%
Affiliated Managers Group, Inc.	124,815	23,080,790
Carlyle Group, Inc.	868,863	43,868,893
Evercore, Inc. Class A	146,215	40,529,336
Federated Hermes, Inc.	321,813	13,229,733
Hamilton Lane, Inc. Class A (b)	172,508	25,539,809
Houlihan Lokey, Inc.	221,306	38,432,000
Interactive Brokers Group, Inc. Class A	449,805	79,467,049
Janus Henderson Group PLC	527,242	22,423,602
Jefferies Financial Group, Inc.	670,816	52,591,974
Morningstar, Inc.	111,626	37,591,172
SEI Investments Co.	404,647	33,375,285
Stifel Financial Corp.	423,574	44,932,730
		455,062,373

See accompanying notes to financial statements.
4

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 2.0%
Arcadium Lithium PLC (a) (b)	4,450,332	$22,830,203
Ashland, Inc.	201,145	14,373,822
Avient Corp.	377,947	15,442,914
Axalta Coating Systems Ltd. (a)	900,674	30,821,064
Cabot Corp.	226,851	20,713,765
Chemours Co.	615,112	10,395,393
NewMarket Corp.	31,746	16,772,999
Olin Corp.	481,545	16,276,221
RPM International, Inc.	532,309	65,505,946
Scotts Miracle-Gro Co.	176,422	11,703,836
Westlake Corp.	138,333	15,859,878
		240,696,041
COMMERCIAL SERVICES & SUPPLIES — 1.7%
Brink's Co.	180,259	16,722,627
Clean Harbors, Inc. (a)	209,692	48,258,517
MSA Safety, Inc.	162,844	26,994,650
RB Global, Inc. (b)	761,499	68,694,825
Tetra Tech, Inc.	1,105,234	44,032,523
		204,703,142
COMMUNICATIONS EQUIPMENT — 0.6%
Ciena Corp. (a)	594,621	50,429,807
Lumentum Holdings, Inc. (a)	281,008	23,590,622
		74,020,429
CONSTRUCTION & ENGINEERING — 2.5%
AECOM	554,066	59,185,330
Comfort Systems USA, Inc.	146,524	62,134,967
EMCOR Group, Inc.	189,989	86,236,007
Fluor Corp. (a)	708,705	34,953,331
MasTec, Inc. (a)	254,647	34,667,643
Valmont Industries, Inc.	82,761	25,380,316
		302,557,594
CONSTRUCTION MATERIALS — 0.5%
Eagle Materials, Inc.	138,897	34,274,224
Knife River Corp. (a)	234,262	23,810,389
		58,084,613
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	1,132,985	40,798,790
FirstCash Holdings, Inc.	160,422	16,619,719
SLM Corp. (b)	876,959	24,186,529
		81,605,038
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.3%
BJ's Wholesale Club Holdings, Inc. (a)	548,381	48,997,842
Casey's General Stores, Inc.	153,384	60,775,342
Performance Food Group Co. (a)	643,954	54,446,311
Sprouts Farmers Market, Inc. (a)	412,997	52,479,529
U.S. Foods Holding Corp. (a)	962,118	64,904,480
		281,603,504
CONTAINERS & PACKAGING — 1.6%
AptarGroup, Inc.	274,283	43,089,859
Berry Global Group, Inc.	474,213	30,667,355
Security Description	Shares	Value
Crown Holdings, Inc.	488,150	$40,365,123
Graphic Packaging Holding Co. (b)	1,241,748	33,725,876
Greif, Inc. Class A	106,310	6,497,667
Silgan Holdings, Inc.	335,853	17,481,149
Sonoco Products Co.	406,622	19,863,485
		191,690,514
DIVERSIFIED CONSUMER SERVICES — 1.3%
Duolingo, Inc. (a)	156,549	50,757,882
Graham Holdings Co. Class B	13,909	12,127,535
Grand Canyon Education, Inc. (a)	118,717	19,445,845
H&R Block, Inc. (b)	566,056	29,910,399
Service Corp. International (b)	597,369	47,681,994
		159,923,655
DIVERSIFIED REITs — 0.4%
WP Carey, Inc. REIT	904,329	49,267,844
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Frontier Communications Parent, Inc. (a)	915,340	31,762,298
Iridium Communications, Inc.	470,229	13,646,046
		45,408,344
ELECTRIC UTILITIES — 0.9%
ALLETE, Inc.	237,818	15,410,606
IDACORP, Inc.	220,368	24,081,815
OGE Energy Corp.	831,132	34,284,195
Portland General Electric Co.	435,561	18,999,171
TXNM Energy, Inc.	372,642	18,322,807
		111,098,594
ELECTRICAL EQUIPMENT — 1.5%
Acuity Brands, Inc.	126,251	36,881,704
EnerSys	164,444	15,199,559
NEXTracker, Inc. Class A (a)	593,634	21,685,450
nVent Electric PLC	680,749	46,399,852
Regal Rexnord Corp.	273,529	42,432,554
Sensata Technologies Holding PLC	617,722	16,925,583
		179,524,702
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
Arrow Electronics, Inc. (a)	217,189	24,568,420
Avnet, Inc.	359,112	18,788,740
Belden, Inc.	166,610	18,761,952
Cognex Corp.	709,648	25,447,977
Coherent Corp. (a)	638,791	60,512,671
Crane NXT Co. (b)	202,720	11,802,358
Fabrinet (a)	149,560	32,885,253
Flex Ltd. (a)	1,601,643	61,487,075
IPG Photonics Corp. (a)	110,738	8,052,867
Littelfuse, Inc.	102,547	24,165,201
Novanta, Inc. (a) (b)	148,607	22,702,691
TD SYNNEX Corp.	312,772	36,681,900

See accompanying notes to financial statements.
5

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Vontier Corp.	620,365	$22,624,712
		368,481,817
ENERGY EQUIPMENT & SERVICES — 0.6%
ChampionX Corp.	788,340	21,434,964
NOV, Inc.	1,607,003	23,462,244
Valaris Ltd. (a) (b)	270,212	11,954,179
Weatherford International PLC	300,060	21,493,298
		78,344,685
ENTERTAINMENT — 0.5%
TKO Group Holdings, Inc. (a)	274,848	39,058,649
Warner Music Group Corp. Class A (b)	583,360	18,084,160
		57,142,809
FINANCIAL SERVICES — 1.9%
Equitable Holdings, Inc.	1,294,155	61,045,291
Essent Group Ltd.	439,702	23,937,377
Euronet Worldwide, Inc. (a)	170,577	17,542,139
MGIC Investment Corp.	1,046,472	24,811,851
Shift4 Payments, Inc. Class A (a) (b)	283,577	29,429,621
Voya Financial, Inc.	397,386	27,352,078
Western Union Co.	1,391,129	14,745,968
WEX, Inc. (a) (b)	164,294	28,804,024
		227,668,349
FOOD PRODUCTS — 1.0%
Darling Ingredients, Inc. (a)	658,026	22,168,896
Flowers Foods, Inc.	806,753	16,667,517
Ingredion, Inc.	269,174	37,027,576
Lancaster Colony Corp.	79,755	13,808,781
Pilgrim's Pride Corp. (a) (b)	166,075	7,538,144
Post Holdings, Inc. (a)	195,814	22,412,870
		119,623,784
GAS UTILITIES — 1.0%
National Fuel Gas Co.	378,080	22,941,894
New Jersey Resources Corp.	410,401	19,145,207
ONE Gas, Inc.	234,466	16,236,770
Southwest Gas Holdings, Inc.	249,214	17,621,922
Spire, Inc.	239,000	16,211,370
UGI Corp.	888,400	25,079,532
		117,236,695
GROUND TRANSPORTATION — 1.7%
Avis Budget Group, Inc. (a) (b)	70,845	5,710,815
Knight-Swift Transportation Holdings, Inc.	669,703	35,521,047
Landstar System, Inc.	145,916	25,077,124
Ryder System, Inc.	174,686	27,401,246
Saia, Inc. (a)	109,888	50,079,258
XPO, Inc. (a)	481,003	63,083,544
		206,873,034
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Dentsply Sirona, Inc.	821,036	15,583,263
Enovis Corp. (a)	230,085	10,096,130
Security Description	Shares	Value
Envista Holdings Corp. (a) (b)	708,754	$13,671,865
Globus Medical, Inc. Class A (a)	467,481	38,665,353
Haemonetics Corp. (a)	207,429	16,196,056
Lantheus Holdings, Inc. (a) (b)	287,291	25,701,053
LivaNova PLC (a)	223,761	10,362,372
Masimo Corp. (a)	182,717	30,203,120
Neogen Corp. (a) (b)	812,637	9,865,413
Penumbra, Inc. (a) (b)	158,514	37,643,905
		207,988,530
HEALTH CARE PROVIDERS & SERVICES — 1.9%
Acadia Healthcare Co., Inc. (a) (b)	382,527	15,167,196
Amedisys, Inc. (a)	134,527	12,213,706
Chemed Corp.	61,880	32,784,024
Encompass Health Corp.	416,367	38,451,492
Ensign Group, Inc.	234,592	31,167,893
HealthEquity, Inc. (a)	360,038	34,545,646
Option Care Health, Inc. (a)	704,544	16,345,421
Tenet Healthcare Corp. (a)	392,759	49,577,969
		230,253,347
HEALTH CARE REITs — 0.7%
Healthcare Realty Trust, Inc. REIT	1,463,733	24,810,274
Omega Healthcare Investors, Inc. REIT	1,114,931	42,200,138
Sabra Health Care REIT, Inc.	965,020	16,714,147
		83,724,559
HEALTH CARE TECHNOLOGY — 0.2%
Doximity, Inc. Class A (a)	529,218	28,254,949
HOTEL & RESORT REITs — 0.1%
Park Hotels & Resorts, Inc. REIT (b)	852,520	11,994,956
HOTELS, RESTAURANTS & LEISURE — 3.3%
Aramark	1,088,556	40,614,024
Boyd Gaming Corp.	273,788	19,860,581
Choice Hotels International, Inc. (b)	92,274	13,101,063
Churchill Downs, Inc.	303,754	40,563,309
Hilton Grand Vacations, Inc. (a)	256,260	9,981,327
Hyatt Hotels Corp. Class A (b)	174,686	27,422,208
Light & Wonder, Inc. (a)	364,741	31,506,328
Marriott Vacations Worldwide Corp. (b)	132,878	11,932,444
Planet Fitness, Inc. Class A (a)	347,688	34,375,913
Texas Roadhouse, Inc.	275,578	49,722,539
Travel & Leisure Co.	282,518	14,253,033
Vail Resorts, Inc. (b)	154,718	29,001,889
Wendy's Co. (b)	703,351	11,464,621
Wingstop, Inc.	120,628	34,282,478
Wyndham Hotels & Resorts, Inc.	321,287	32,382,517
		400,464,274
HOUSEHOLD DURABLES — 1.7%
KB Home	290,909	19,118,540

See accompanying notes to financial statements.
6

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Taylor Morrison Home Corp. (a)	427,383	$26,160,113
Tempur Sealy International, Inc.	717,468	40,673,261
Toll Brothers, Inc.	417,053	52,527,825
TopBuild Corp. (a)	121,131	37,712,926
Whirlpool Corp. (b)	227,207	26,010,657
		202,203,322
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Ormat Technologies, Inc. (b)	237,248	16,066,435
INDUSTRIAL REITs — 1.0%
EastGroup Properties, Inc. REIT	204,115	32,758,416
First Industrial Realty Trust, Inc. REIT	547,579	27,450,135
Rexford Industrial Realty, Inc. REIT (b)	916,841	35,445,073
STAG Industrial, Inc. REIT	753,568	25,485,670
		121,139,294
INSURANCE — 4.6%
American Financial Group, Inc.	298,175	40,829,103
Brighthouse Financial, Inc. (a)	245,164	11,777,679
CNO Financial Group, Inc.	426,287	15,862,139
Fidelity National Financial, Inc.	1,073,642	60,274,262
First American Financial Corp.	425,782	26,585,828
Hanover Insurance Group, Inc.	148,933	23,033,978
Kemper Corp.	248,674	16,521,901
Kinsale Capital Group, Inc. (b)	91,432	42,527,766
Old Republic International Corp.	963,477	34,868,233
Primerica, Inc.	137,812	37,404,933
Reinsurance Group of America, Inc.	272,183	58,146,454
RenaissanceRe Holdings Ltd.	214,540	53,379,697
RLI Corp.	172,242	28,390,649
Ryan Specialty Holdings, Inc. (b)	439,451	28,195,176
Selective Insurance Group, Inc.	251,726	23,541,415
Unum Group	693,913	50,676,466
		552,015,679
INTERACTIVE MEDIA & SERVICES — 0.1%
ZoomInfo Technologies, Inc. (a)	1,120,401	11,775,414
IT SERVICES — 0.4%
ASGN, Inc. (a)	182,528	15,211,883
Kyndryl Holdings, Inc. (a)	956,721	33,102,547
		48,314,430
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	274,037	17,724,713
Mattel, Inc. (a)	1,391,469	24,670,745
Polaris, Inc.	215,817	12,435,376
YETI Holdings, Inc. (a)	348,619	13,425,318
		68,256,152
LIFE SCIENCES TOOLS & SERVICES — 2.3%
Avantor, Inc. (a)	2,809,506	59,196,291
Bio-Rad Laboratories, Inc. Class A (a)	79,237	26,030,147
Bruker Corp.	457,355	26,810,150
Security Description	Shares	Value
Illumina, Inc. (a)	655,066	$87,536,470
Medpace Holdings, Inc. (a)	105,197	34,949,599
Repligen Corp. (a)	215,529	31,023,244
Sotera Health Co. (a) (b)	630,050	8,619,084
		274,164,985
MACHINERY — 4.9%
AGCO Corp. (b)	256,351	23,963,692
Chart Industries, Inc. (a) (b)	173,950	33,196,618
CNH Industrial NV	3,611,046	40,913,151
Crane Co.	201,236	30,537,563
Donaldson Co., Inc.	494,566	33,309,020
Esab Corp.	235,051	28,192,017
Flowserve Corp.	543,552	31,265,111
Graco, Inc.	698,115	58,844,113
ITT, Inc.	336,586	48,091,408
Lincoln Electric Holdings, Inc.	233,056	43,691,008
Middleby Corp. (a) (b)	222,472	30,133,832
Mueller Industries, Inc.	468,797	37,203,730
Oshkosh Corp.	269,301	25,602,446
RBC Bearings, Inc. (a)	128,994	38,587,265
Terex Corp.	275,562	12,736,476
Timken Co.	262,991	18,769,668
Toro Co.	423,807	33,946,941
Watts Water Technologies, Inc. Class A	113,408	23,055,846
		592,039,905
MARINE — 0.2%
Kirby Corp. (a)	237,084	25,083,487
MEDIA — 0.4%
New York Times Co. Class A	673,940	35,078,577
Nexstar Media Group, Inc.	120,419	19,022,589
		54,101,166
METALS & MINING — 2.0%
Alcoa Corp.	1,067,499	40,330,112
Carpenter Technology Corp.	205,885	34,940,743
Cleveland-Cliffs, Inc. (a)	1,998,403	18,784,988
Commercial Metals Co.	470,482	23,335,907
Reliance, Inc.	223,541	60,190,650
Royal Gold, Inc.	272,024	35,866,365
U.S. Steel Corp.	925,739	31,465,869
		244,914,634
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.6%
Annaly Capital Management, Inc. REIT	2,315,196	42,368,087
Starwood Property Trust, Inc. REIT (b)	1,313,964	24,899,618
		67,267,705
MULTI-UTILITIES — 0.2%
Black Hills Corp.	295,604	17,298,746
Northwestern Energy Group, Inc.	252,457	13,496,351
		30,795,097

See accompanying notes to financial statements.
7

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
OFFICE REITs — 0.7%
COPT Defense Properties REIT	462,918	$14,327,312
Cousins Properties, Inc. REIT	690,852	21,167,705
Kilroy Realty Corp. REIT (b)	437,310	17,689,190
Vornado Realty Trust REIT	685,772	28,829,855
		82,014,062
OIL, GAS & CONSUMABLE FUELS — 3.9%
Antero Midstream Corp.	1,394,170	21,038,025
Antero Resources Corp. (a) (b)	1,209,597	42,396,375
Chord Energy Corp.	252,460	29,517,623
Civitas Resources, Inc.	366,717	16,821,309
CNX Resources Corp. (a) (b)	616,520	22,607,788
DT Midstream, Inc.	401,759	39,946,897
Expand Energy Corp. (b)	868,332	86,442,451
HF Sinclair Corp.	660,541	23,151,962
Matador Resources Co.	480,319	27,022,747
Murphy Oil Corp.	566,245	17,134,574
Ovintiv, Inc.	1,075,183	43,544,912
PBF Energy, Inc. Class A	404,173	10,730,793
Permian Resources Corp.	2,625,608	37,756,243
Range Resources Corp.	996,642	35,859,179
Viper Energy, Inc.	425,341	20,871,483
		474,842,361
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	258,832	26,802,054
PERSONAL CARE PRODUCTS — 0.7%
BellRing Brands, Inc. (a)	534,687	40,283,319
Coty, Inc. Class A (a)	1,500,769	10,445,352
elf Beauty, Inc. (a) (b)	233,331	29,294,707
		80,023,378
PHARMACEUTICALS — 0.4%
Jazz Pharmaceuticals PLC (a)	249,709	30,751,664
Perrigo Co. PLC	561,706	14,441,461
		45,193,125
PROFESSIONAL SERVICES — 2.5%
CACI International, Inc. Class A (a)	92,280	37,286,657
Concentrix Corp. (b)	192,871	8,345,528
ExlService Holdings, Inc. (a)	664,483	29,489,755
Exponent, Inc.	209,995	18,710,554
FTI Consulting, Inc. (a)	145,978	27,900,775
Genpact Ltd.	670,125	28,781,869
Insperity, Inc.	146,733	11,373,275
KBR, Inc.	550,517	31,891,450
ManpowerGroup, Inc.	195,367	11,276,583
Maximus, Inc.	249,064	18,592,628
Parsons Corp. (a)	193,385	17,839,766
Paylocity Holding Corp. (a)	179,361	35,777,139
Science Applications International Corp.	204,502	22,859,234
		300,125,213
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc. (a)	196,187	49,662,777
Security Description	Shares	Value
RESIDENTIAL REITs — 1.0%
American Homes 4 Rent Class A REIT	1,310,254	$49,029,705
Equity LifeStyle Properties, Inc. REIT	789,061	52,551,462
Independence Realty Trust, Inc. REIT (b)	930,031	18,451,815
		120,032,982
RETAIL REITs — 1.0%
Agree Realty Corp. REIT	426,657	30,057,986
Brixmor Property Group, Inc. REIT	1,246,836	34,711,914
Kite Realty Group Trust REIT	908,950	22,941,898
NNN REIT, Inc.	774,529	31,639,510
		119,351,308
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Allegro MicroSystems, Inc. (a)	539,552	11,794,607
Amkor Technology, Inc.	466,669	11,988,727
Cirrus Logic, Inc. (a)	219,489	21,856,715
Lattice Semiconductor Corp. (a)	570,039	32,292,709
MACOM Technology Solutions Holdings, Inc. (a)	238,939	31,040,565
MKS Instruments, Inc.	278,399	29,062,071
Onto Innovation, Inc. (a)	204,292	34,049,348
Power Integrations, Inc.	233,997	14,437,615
Rambus, Inc. (a) (b)	440,180	23,267,915
Silicon Laboratories, Inc. (a)	133,038	16,525,980
Synaptics, Inc. (a)	162,821	12,426,499
Universal Display Corp.	182,549	26,688,664
		265,431,415
SOFTWARE — 3.7%
Altair Engineering, Inc. Class A (a)	245,940	26,834,513
Appfolio, Inc. Class A (a)	95,258	23,502,054
Aspen Technology, Inc. (a)	109,940	27,444,322
Bill Holdings, Inc. (a)	393,249	33,312,123
Blackbaud, Inc. (a)	161,904	11,967,944
Commvault Systems, Inc. (a)	180,868	27,294,790
DocuSign, Inc. (a)	838,320	75,398,501
Dolby Laboratories, Inc. Class A	246,982	19,289,294
Dropbox, Inc. Class A (a)	919,353	27,617,364
Dynatrace, Inc. (a)	1,231,194	66,915,394
Manhattan Associates, Inc. (a)	252,236	68,164,257
Qualys, Inc. (a)	151,106	21,188,083
Teradata Corp. (a)	395,987	12,334,995
		441,263,634
SPECIALIZED REITs — 1.6%
CubeSmart REIT	930,575	39,875,139
EPR Properties REIT	311,776	13,805,441
Gaming & Leisure Properties, Inc. REIT	1,133,946	54,610,839
Lamar Advertising Co. Class A REIT	363,190	44,214,751

See accompanying notes to financial statements.
8

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
National Storage Affiliates Trust REIT	287,713	$10,907,200
PotlatchDeltic Corp. REIT	295,901	11,614,114
Rayonier, Inc. REIT	552,312	14,415,343
		189,442,827
SPECIALTY RETAIL — 4.8%
Abercrombie & Fitch Co. Class A (a)	211,459	31,606,777
AutoNation, Inc. (a)	108,434	18,416,431
Burlington Stores, Inc. (a)	260,117	74,148,952
Chewy, Inc. Class A (a)	680,495	22,789,778
Dick's Sporting Goods, Inc.	239,298	54,760,954
Five Below, Inc. (a)	226,984	23,824,241
Floor & Decor Holdings, Inc. Class A (a) (b)	442,869	44,154,039
GameStop Corp. Class A (a)	1,678,198	52,594,725
Gap, Inc.	915,801	21,640,378
Lithia Motors, Inc.	110,017	39,323,376
Murphy USA, Inc. (b)	76,089	38,177,656
Penske Automotive Group, Inc.	77,104	11,753,734
RH (a)	61,826	24,334,095
Valvoline, Inc. (a)	533,327	19,295,771
Williams-Sonoma, Inc.	521,836	96,633,590
		573,454,497
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Pure Storage, Inc. Class A (a)	1,285,766	78,984,605
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Capri Holdings Ltd. (a) (b)	485,252	10,219,407
Columbia Sportswear Co. (b)	132,283	11,102,512
Crocs, Inc. (a)	240,737	26,367,924
PVH Corp.	231,118	24,440,729
Skechers USA, Inc. Class A (a)	543,535	36,547,293
Under Armour, Inc. Class A (a) (b)	782,164	6,476,318
Under Armour, Inc. Class C (a) (b)	536,429	4,001,760
		119,155,943
TRADING COMPANIES & DISTRIBUTORS — 1.8%
Applied Industrial Technologies, Inc.	158,494	37,954,558
Security Description	Shares	Value
Core & Main, Inc. Class A (a)	795,691	$40,508,629
GATX Corp. (b)	147,276	22,821,889
MSC Industrial Direct Co., Inc. Class A (b)	184,899	13,810,106
Watsco, Inc. (b)	143,819	68,154,386
WESCO International, Inc.	184,184	33,329,937
		216,579,505
WATER UTILITIES — 0.3%
Essential Utilities, Inc.	1,041,755	37,836,542
TOTAL COMMON STOCKS (Cost $10,253,788,955)		12,025,485,341
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	5,491,644	5,491,644
State Street Navigator Securities Lending Portfolio II (e) (f)	299,748,577	299,748,577
TOTAL SHORT-TERM INVESTMENTS (Cost $305,240,221)		305,240,221
TOTAL INVESTMENTS — 102.4% (Cost $10,559,029,176)		12,330,725,562
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(287,895,864)
NET ASSETS — 100.0%		$12,042,829,698
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,025,485,341	$—	$—	$12,025,485,341
Short-Term Investments	305,240,221	—	—	305,240,221
TOTAL INVESTMENTS	$12,330,725,562	$—	$—	$12,330,725,562
See accompanying notes to financial statements.
9

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$32,020,852	$32,020,852	$—	$—	—	$—	$68,926
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	142,887,462	137,395,818	—	—	5,491,644	5,491,644	137,500
State Street Navigator Securities Lending Portfolio II	380,676,390	380,676,390	2,391,773,116	2,472,700,929	—	—	299,748,577	299,748,577	550,497
Total		$380,676,390	$2,566,681,430	$2,642,117,599	$—	$—		$305,240,221	$756,923
See accompanying notes to financial statements.
10

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.9%
Axon Enterprise, Inc. (a)	77,831	$46,256,520
Boeing Co. (a)	803,489	142,217,553
General Dynamics Corp.	277,098	73,012,552
General Electric Co.	1,163,264	194,020,802
Howmet Aerospace, Inc.	436,776	47,770,191
Huntington Ingalls Industries, Inc.	41,734	7,886,474
L3Harris Technologies, Inc.	204,118	42,921,933
Lockheed Martin Corp.	226,779	110,200,987
Northrop Grumman Corp.	147,200	69,079,488
RTX Corp.	1,430,547	165,542,899
Textron, Inc.	199,212	15,237,726
TransDigm Group, Inc.	60,439	76,593,136
		990,740,261
AIR FREIGHT & LOGISTICS — 0.4%
CH Robinson Worldwide, Inc.	125,918	13,009,848
Expeditors International of Washington, Inc.	149,405	16,549,592
FedEx Corp.	241,541	67,952,729
United Parcel Service, Inc. Class B	786,393	99,164,157
		196,676,326
AIRLINES — 0.2%
Delta Air Lines, Inc.	690,430	41,771,015
Southwest Airlines Co.	646,690	21,741,718
United Airlines Holdings, Inc. (a)	352,761	34,253,093
		97,765,826
AUTO COMPONENTS — 0.0% (b)
Aptiv PLC (a)	252,568	15,275,313
BorgWarner, Inc.	233,262	7,415,399
		22,690,712
AUTOMOBILES — 2.5%
Ford Motor Co.	4,203,445	41,614,106
General Motors Co.	1,181,298	62,927,744
Tesla, Inc. (a)	3,001,585	1,212,160,086
		1,316,701,936
BANKS — 3.4%
Bank of America Corp.	7,174,574	315,322,527
Citigroup, Inc.	2,032,391	143,060,002
Citizens Financial Group, Inc.	474,779	20,776,329
Fifth Third Bancorp	721,499	30,504,978
Huntington Bancshares, Inc.	1,564,450	25,453,602
JPMorgan Chase & Co.	3,025,869	725,331,058
KeyCorp	1,035,450	17,747,613
M&T Bank Corp.	178,999	33,653,602
PNC Financial Services Group, Inc.	426,581	82,266,146
Regions Financial Corp.	984,647	23,158,897
Truist Financial Corp.	1,426,580	61,885,040
U.S. Bancorp	1,676,755	80,199,192
Security Description	Shares	Value
Wells Fargo & Co.	3,578,570	$251,358,757
		1,810,717,743
BEVERAGES — 1.2%
Brown-Forman Corp. Class B (c)	194,382	7,382,628
Coca-Cola Co.	4,166,476	259,404,796
Constellation Brands, Inc. Class A	167,785	37,080,485
Keurig Dr. Pepper, Inc.	1,212,503	38,945,596
Molson Coors Beverage Co. Class B	188,693	10,815,883
Monster Beverage Corp. (a)	753,473	39,602,541
PepsiCo, Inc.	1,474,396	224,196,656
		617,428,585
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	1,899,296	337,504,899
Amgen, Inc.	577,723	150,577,723
Biogen, Inc. (a)	156,609	23,948,648
Gilead Sciences, Inc.	1,339,526	123,732,017
Incyte Corp. (a)	171,920	11,874,515
Moderna, Inc. (a)	363,298	15,105,931
Regeneron Pharmaceuticals, Inc. (a)	113,143	80,595,153
Vertex Pharmaceuticals, Inc. (a)	276,819	111,475,011
		854,813,897
BROADLINE RETAIL — 4.2%
Amazon.com, Inc. (a)	10,058,267	2,206,683,197
eBay, Inc.	513,527	31,812,998
		2,238,496,195
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	128,432	8,760,347
Allegion PLC	94,065	12,292,414
Builders FirstSource, Inc. (a)	123,861	17,703,453
Carrier Global Corp.	896,641	61,204,715
Johnson Controls International PLC	719,381	56,780,742
Lennox International, Inc.	33,904	20,657,707
Masco Corp.	230,479	16,725,861
Trane Technologies PLC	242,030	89,393,780
		283,519,019
CAPITAL MARKETS — 3.2%
Ameriprise Financial, Inc.	104,357	55,562,798
Bank of New York Mellon Corp.	781,799	60,065,617
Blackrock, Inc.	156,149	160,069,901
Blackstone, Inc.	775,710	133,747,918
Cboe Global Markets, Inc.	112,126	21,909,420
Charles Schwab Corp.	1,606,864	118,924,005
CME Group, Inc.	387,100	89,896,233
FactSet Research Systems, Inc.	41,054	19,717,415
Franklin Resources, Inc. (c)	332,587	6,748,190
Goldman Sachs Group, Inc.	337,370	193,184,809
Intercontinental Exchange, Inc.	617,361	91,992,963
Invesco Ltd.	487,832	8,527,303
KKR & Co., Inc.	725,581	107,320,686

See accompanying notes to financial statements.
11

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
MarketAxess Holdings, Inc.	40,515	$9,158,011
Moody's Corp.	167,557	79,316,457
Morgan Stanley	1,333,177	167,607,012
MSCI, Inc.	84,150	50,490,842
Nasdaq, Inc.	445,954	34,476,704
Northern Trust Corp.	214,008	21,935,820
Raymond James Financial, Inc.	196,507	30,523,432
S&P Global, Inc.	341,311	169,983,117
State Street Corp. (d)	314,719	30,889,670
T. Rowe Price Group, Inc.	238,755	27,000,803
		1,689,049,126
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.	239,213	69,381,338
Albemarle Corp. (c)	126,484	10,887,743
Celanese Corp.	118,524	8,203,046
CF Industries Holdings, Inc.	187,390	15,988,115
Corteva, Inc.	739,897	42,144,533
Dow, Inc.	750,391	30,113,191
DuPont de Nemours, Inc.	449,542	34,277,577
Eastman Chemical Co.	125,604	11,470,157
Ecolab, Inc.	270,730	63,437,454
FMC Corp.	135,079	6,566,190
International Flavors & Fragrances, Inc.	275,723	23,312,380
Linde PLC	511,667	214,219,623
LyondellBasell Industries NV Class A	280,037	20,798,348
Mosaic Co.	342,896	8,428,384
PPG Industries, Inc.	249,059	29,750,097
Sherwin-Williams Co.	248,988	84,638,491
		673,616,667
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	368,193	67,268,861
Copart, Inc. (a)	943,204	54,130,478
Republic Services, Inc.	218,793	44,016,776
Rollins, Inc.	301,624	13,980,272
Veralto Corp.	265,729	27,064,499
Waste Management, Inc.	392,761	79,255,242
		285,716,128
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	1,111,091	122,808,888
Cisco Systems, Inc.	4,283,495	253,582,904
F5, Inc. (a)	62,799	15,792,065
Juniper Networks, Inc.	354,685	13,282,953
Motorola Solutions, Inc.	179,590	83,011,886
		488,478,696
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	158,360	50,049,678
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	65,671	33,919,071
Vulcan Materials Co.	141,855	36,489,362
		70,408,433
Security Description	Shares	Value
CONSUMER FINANCE — 0.6%
American Express Co.	598,073	$177,502,086
Capital One Financial Corp.	409,838	73,082,312
Discover Financial Services	270,261	46,817,313
Synchrony Financial	419,275	27,252,875
		324,654,586
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.0%
Costco Wholesale Corp.	476,244	436,368,090
Dollar General Corp.	236,035	17,896,174
Dollar Tree, Inc. (a)	217,491	16,298,775
Kroger Co. (c)	714,709	43,704,455
Sysco Corp.	529,123	40,456,745
Target Corp.	494,564	66,855,161
Walgreens Boots Alliance, Inc.	775,849	7,238,671
Walmart, Inc.	4,665,396	421,518,529
		1,050,336,600
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	1,557,839	14,659,265
Avery Dennison Corp.	86,333	16,155,494
Ball Corp.	321,313	17,713,986
International Paper Co. (c)	373,786	20,117,163
Packaging Corp. of America	95,640	21,531,433
Smurfit WestRock PLC	530,807	28,589,265
		118,766,606
DISTRIBUTORS — 0.1%
Genuine Parts Co.	148,892	17,384,630
LKQ Corp.	278,871	10,248,509
Pool Corp.	40,958	13,964,221
		41,597,360
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	7,712,179	175,606,316
Verizon Communications, Inc.	4,523,866	180,909,401
		356,515,717
ELECTRIC UTILITIES — 1.5%
Alliant Energy Corp.	277,564	16,415,135
American Electric Power Co., Inc.	572,905	52,839,028
Constellation Energy Corp.	336,142	75,198,327
Duke Energy Corp.	829,140	89,331,543
Edison International	416,445	33,248,969
Entergy Corp.	460,802	34,938,008
Evergy, Inc.	248,057	15,267,908
Eversource Energy	393,209	22,581,993
Exelon Corp.	1,075,828	40,494,166
FirstEnergy Corp. (c)	552,273	21,969,420
NextEra Energy, Inc.	2,209,703	158,413,608
NRG Energy, Inc.	217,690	19,639,992
PG&E Corp.	2,346,422	47,350,796
Pinnacle West Capital Corp. (c)	122,749	10,405,433
PPL Corp.	793,209	25,747,564
Southern Co.	1,178,058	96,977,734
Xcel Energy, Inc.	617,010	41,660,515
		802,480,139

See accompanying notes to financial statements.
12

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.8%
AMETEK, Inc.	249,110	$44,904,569
Eaton Corp. PLC	424,666	140,933,905
Emerson Electric Co.	612,705	75,932,531
GE Vernova, Inc.	296,264	97,450,117
Generac Holdings, Inc. (a)	64,617	10,018,866
Hubbell, Inc.	57,666	24,155,711
Rockwell Automation, Inc.	121,404	34,696,049
		428,091,748
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	1,295,605	89,979,767
CDW Corp.	143,308	24,941,324
Corning, Inc.	828,996	39,393,890
Jabil, Inc.	121,080	17,423,412
Keysight Technologies, Inc. (a)	186,469	29,952,516
TE Connectivity PLC	321,367	45,945,840
Teledyne Technologies, Inc. (a)	50,234	23,315,106
Trimble, Inc. (a)	263,110	18,591,353
Zebra Technologies Corp. Class A (a)	55,559	21,457,997
		311,001,205
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	1,061,878	43,558,236
Halliburton Co.	949,703	25,822,425
Schlumberger NV	1,516,569	58,145,255
		127,525,916
ENTERTAINMENT — 1.4%
Electronic Arts, Inc.	256,079	37,464,358
Live Nation Entertainment, Inc. (a)	168,842	21,865,039
Netflix, Inc. (a)	459,418	409,488,452
Take-Two Interactive Software, Inc. (a)	174,857	32,187,676
Walt Disney Co.	1,946,271	216,717,276
Warner Bros Discovery, Inc. (a)	2,405,281	25,423,820
		743,146,621
FINANCIAL SERVICES — 4.4%
Apollo Global Management, Inc.	480,662	79,386,136
Berkshire Hathaway, Inc. Class B (a)	1,969,952	892,939,842
Corpay, Inc. (a)	75,111	25,419,065
Fidelity National Information Services, Inc.	578,443	46,720,841
Fiserv, Inc. (a)	611,516	125,617,617
Global Payments, Inc.	272,833	30,573,666
Jack Henry & Associates, Inc.	78,235	13,714,595
Mastercard, Inc. Class A	881,024	463,920,808
PayPal Holdings, Inc. (a)	1,077,546	91,968,551
Visa, Inc. Class A	1,857,334	586,991,837
		2,357,252,958
FOOD PRODUCTS — 0.6%
Archer-Daniels-Midland Co.	514,457	25,990,368
Security Description	Shares	Value
Bunge Global SA	148,953	$11,582,585
Campbell's Co. (c)	212,853	8,914,284
Conagra Brands, Inc.	516,122	14,322,385
General Mills, Inc.	596,523	38,040,272
Hershey Co.	158,533	26,847,564
Hormel Foods Corp.	311,895	9,784,146
J.M. Smucker Co.	114,153	12,570,528
Kellanova	289,603	23,449,155
Kraft Heinz Co.	949,844	29,169,709
Lamb Weston Holdings, Inc. (c)	151,960	10,155,487
McCormick & Co., Inc.	270,621	20,632,145
Mondelez International, Inc. Class A	1,435,482	85,741,340
Tyson Foods, Inc. Class A	308,052	17,694,507
		334,894,475
GAS UTILITIES — 0.0% (b)
Atmos Energy Corp. (c)	167,579	23,338,727
GROUND TRANSPORTATION — 0.9%
CSX Corp.	2,071,061	66,833,138
JB Hunt Transport Services, Inc.	85,745	14,633,242
Norfolk Southern Corp.	243,165	57,070,826
Old Dominion Freight Line, Inc.	201,768	35,591,875
Uber Technologies, Inc. (a)	2,263,447	136,531,123
Union Pacific Corp.	651,919	148,663,609
		459,323,813
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abbott Laboratories	1,863,987	210,835,569
Align Technology, Inc. (a)	75,917	15,829,454
Baxter International, Inc.	549,234	16,015,663
Becton Dickinson & Co.	310,219	70,379,384
Boston Scientific Corp. (a)	1,583,727	141,458,496
Cooper Cos., Inc. (a)	214,483	19,717,422
Dexcom, Inc. (a)	418,643	32,557,866
Edwards Lifesciences Corp. (a)	633,333	46,885,642
GE HealthCare Technologies, Inc.	492,205	38,480,587
Hologic, Inc. (a)	249,931	18,017,526
IDEXX Laboratories, Inc. (a)	87,900	36,341,376
Insulet Corp. (a)	75,757	19,777,880
Intuitive Surgical, Inc. (a)	382,810	199,811,508
Medtronic PLC	1,377,936	110,069,528
ResMed, Inc.	157,968	36,125,702
Solventum Corp. (a)	149,225	9,857,803
STERIS PLC	106,503	21,892,757
Stryker Corp.	368,714	132,755,476
Teleflex, Inc.	50,458	8,980,515
Zimmer Biomet Holdings, Inc.	213,007	22,499,929
		1,208,290,083
HEALTH CARE PROVIDERS & SERVICES — 2.0%
Cardinal Health, Inc.	260,065	30,757,888
Cencora, Inc.	187,590	42,147,721
Centene Corp. (a)	543,873	32,947,826
Cigna Group	298,968	82,557,024
CVS Health Corp.	1,354,664	60,810,867

See accompanying notes to financial statements.
13

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
DaVita, Inc. (a)	47,987	$7,176,456
Elevance Health, Inc.	249,087	91,888,194
HCA Healthcare, Inc.	195,882	58,793,982
Henry Schein, Inc. (a)	133,968	9,270,586
Humana, Inc.	129,233	32,787,704
Labcorp Holdings, Inc.	89,857	20,606,007
McKesson Corp.	136,460	77,769,919
Molina Healthcare, Inc. (a)	61,622	17,935,083
Quest Diagnostics, Inc.	120,370	18,159,018
UnitedHealth Group, Inc.	989,136	500,364,337
Universal Health Services, Inc. Class B	62,659	11,242,278
		1,095,214,890
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	167,969	16,385,376
Healthpeak Properties, Inc. REIT	747,968	15,161,311
Ventas, Inc. REIT	450,760	26,545,257
Welltower, Inc. REIT	635,266	80,062,574
		138,154,518
HOTEL & RESORT REITs — 0.0% (b)
Host Hotels & Resorts, Inc. REIT	756,674	13,256,928
HOTELS, RESTAURANTS & LEISURE — 1.9%
Airbnb, Inc. Class A (a)	465,137	61,123,653
Booking Holdings, Inc.	35,572	176,736,636
Caesars Entertainment, Inc. (a)	227,493	7,602,816
Carnival Corp. (a)	1,115,248	27,791,980
Chipotle Mexican Grill, Inc. (a)	1,464,562	88,313,088
Darden Restaurants, Inc.	126,075	23,536,942
Domino's Pizza, Inc. (c)	37,353	15,679,295
Expedia Group, Inc. (a)	132,430	24,675,682
Hilton Worldwide Holdings, Inc.	262,025	64,762,099
Las Vegas Sands Corp. (c)	375,080	19,264,109
Marriott International, Inc. Class A	247,896	69,148,110
McDonald's Corp.	770,144	223,257,044
MGM Resorts International (a) (c)	239,623	8,302,937
Norwegian Cruise Line Holdings Ltd. (a)	473,656	12,187,169
Royal Caribbean Cruises Ltd. (c)	265,677	61,289,027
Starbucks Corp.	1,218,227	111,163,214
Wynn Resorts Ltd.	99,817	8,600,233
Yum! Brands, Inc.	300,185	40,272,820
		1,043,706,854
HOUSEHOLD DURABLES — 0.3%
DR Horton, Inc.	313,316	43,807,843
Garmin Ltd.	165,207	34,075,596
Lennar Corp. Class A	257,119	35,063,318
Mohawk Industries, Inc. (a)	57,092	6,801,370
NVR, Inc. (a)	3,275	26,785,897
PulteGroup, Inc.	220,790	24,044,031
		170,578,055
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	263,585	$27,599,985
Clorox Co.	132,902	21,584,614
Colgate-Palmolive Co.	878,114	79,829,344
Kimberly-Clark Corp.	358,809	47,018,331
Procter & Gamble Co.	2,530,928	424,310,079
		600,342,353
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	768,659	9,892,641
Vistra Corp.	365,576	50,401,963
		60,294,604
INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	585,166	75,539,079
Honeywell International, Inc.	698,893	157,872,940
		233,412,019
INDUSTRIAL REITs — 0.2%
Prologis, Inc. REIT	995,023	105,173,931
INSURANCE — 2.1%
Aflac, Inc.	537,478	55,596,724
Allstate Corp.	283,929	54,738,672
American International Group, Inc.	669,669	48,751,903
Aon PLC Class A	232,541	83,519,426
Arch Capital Group Ltd.	403,232	37,238,475
Arthur J Gallagher & Co.	268,606	76,243,813
Assurant, Inc.	55,135	11,755,885
Brown & Brown, Inc.	253,985	25,911,550
Chubb Ltd.	402,713	111,269,602
Cincinnati Financial Corp.	168,502	24,213,737
Erie Indemnity Co. Class A (c)	26,675	10,996,235
Everest Group Ltd.	46,097	16,708,319
Globe Life, Inc.	90,472	10,089,437
Hartford Financial Services Group, Inc.	311,934	34,125,580
Loews Corp.	192,936	16,339,750
Marsh & McLennan Cos., Inc.	528,250	112,205,583
MetLife, Inc.	624,781	51,157,068
Principal Financial Group, Inc.	226,334	17,520,515
Progressive Corp.	629,850	150,918,358
Prudential Financial, Inc.	382,893	45,384,307
Travelers Cos., Inc.	244,429	58,880,502
W.R. Berkley Corp.	323,894	18,954,277
Willis Towers Watson PLC	108,387	33,951,144
		1,106,470,862
INTERACTIVE MEDIA & SERVICES — 6.6%
Alphabet, Inc. Class A	6,279,820	1,188,769,926
Alphabet, Inc. Class C	5,115,254	974,148,972
Match Group, Inc. (a)	268,262	8,774,850
Meta Platforms, Inc. Class A	2,343,014	1,371,858,127
		3,543,551,875
IT SERVICES — 1.1%
Accenture PLC Class A	671,625	236,270,959

See accompanying notes to financial statements.
14

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Akamai Technologies, Inc. (a)	161,640	$15,460,866
Cognizant Technology Solutions Corp. Class A	532,877	40,978,241
EPAM Systems, Inc. (a)	60,577	14,164,114
Gartner, Inc. (a)	82,756	40,092,799
GoDaddy, Inc. Class A (a)	151,031	29,808,988
International Business Machines Corp.	993,767	218,459,800
VeriSign, Inc. (a)	89,110	18,442,206
		613,677,973
LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Hasbro, Inc. (c)	141,891	7,933,126
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	308,368	41,426,157
Bio-Techne Corp.	169,810	12,231,414
Charles River Laboratories International, Inc. (a)	54,812	10,118,295
Danaher Corp.	691,048	158,630,068
IQVIA Holdings, Inc. (a)	185,413	36,435,509
Mettler-Toledo International, Inc. (a)	22,658	27,726,142
Revvity, Inc.	130,855	14,604,727
Thermo Fisher Scientific, Inc.	411,202	213,919,617
Waters Corp. (a)	63,778	23,660,362
West Pharmaceutical Services, Inc.	78,036	25,561,472
		564,313,763
MACHINERY — 1.6%
Caterpillar, Inc.	518,933	188,248,135
Cummins, Inc.	147,609	51,456,497
Deere & Co.	273,463	115,866,273
Dover Corp.	147,304	27,634,230
Fortive Corp.	372,466	27,934,950
IDEX Corp.	81,186	16,991,418
Illinois Tool Works, Inc.	288,579	73,172,091
Ingersoll Rand, Inc.	434,360	39,292,206
Nordson Corp.	58,067	12,149,939
Otis Worldwide Corp.	429,462	39,772,476
PACCAR, Inc.	564,356	58,704,311
Parker-Hannifin Corp.	138,225	87,915,247
Pentair PLC	177,243	17,837,735
Snap-on, Inc.	56,490	19,177,225
Stanley Black & Decker, Inc.	166,826	13,394,460
Westinghouse Air Brake Technologies Corp.	184,337	34,948,452
Xylem, Inc.	261,991	30,396,196
		854,891,841
MEDIA — 0.5%
Charter Communications, Inc. Class A (a)	104,112	35,686,470
Comcast Corp. Class A	4,101,680	153,936,051
Fox Corp. Class A	242,535	11,782,350
Fox Corp. Class B	135,195	6,183,819
Interpublic Group of Cos., Inc.	404,050	11,321,481
Security Description	Shares	Value
News Corp. Class A	406,781	$11,202,749
News Corp. Class B (c)	121,281	3,690,581
Omnicom Group, Inc.	209,106	17,991,480
Paramount Global Class B	639,634	6,690,572
		258,485,553
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	1,542,316	58,731,393
Newmont Corp.	1,222,340	45,495,495
Nucor Corp.	252,491	29,468,225
Steel Dynamics, Inc.	151,958	17,333,849
		151,028,962
MULTI-UTILITIES — 0.6%
Ameren Corp.	287,855	25,659,395
CenterPoint Energy, Inc. (c)	701,145	22,247,331
CMS Energy Corp.	321,952	21,458,101
Consolidated Edison, Inc.	372,679	33,254,147
Dominion Energy, Inc.	902,615	48,614,844
DTE Energy Co.	222,078	26,815,919
NiSource, Inc.	497,144	18,275,013
Public Service Enterprise Group, Inc.	534,728	45,179,169
Sempra	681,653	59,794,601
WEC Energy Group, Inc.	341,111	32,078,078
		333,376,598
OFFICE REITs — 0.0% (b)
BXP, Inc. REIT	156,471	11,635,184
OIL, GAS & CONSUMABLE FUELS — 2.9%
APA Corp.	398,996	9,212,818
Chevron Corp.	1,796,553	260,212,737
ConocoPhillips	1,390,920	137,937,536
Coterra Energy, Inc.	794,954	20,303,125
Devon Energy Corp.	692,205	22,655,870
Diamondback Energy, Inc.	200,485	32,845,458
EOG Resources, Inc.	604,897	74,148,274
EQT Corp.	641,260	29,568,499
Exxon Mobil Corp.	4,724,204	508,182,624
Hess Corp.	297,462	39,565,421
Kinder Morgan, Inc.	2,078,177	56,942,050
Marathon Petroleum Corp.	344,959	48,121,780
Occidental Petroleum Corp.	725,347	35,839,395
ONEOK, Inc.	628,068	63,058,027
Phillips 66 Co.	443,495	50,527,385
Targa Resources Corp.	234,688	41,891,808
Texas Pacific Land Corp.	20,194	22,333,756
Valero Energy Corp.	341,240	41,832,612
Williams Cos., Inc.	1,310,311	70,914,031
		1,566,093,206
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	250,845	18,808,358
Kenvue, Inc.	2,062,863	44,042,125
		62,850,483
PHARMACEUTICALS — 3.1%
Bristol-Myers Squibb Co.	2,179,792	123,289,036

See accompanying notes to financial statements.
15

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Eli Lilly & Co.	846,793	$653,724,196
Johnson & Johnson	2,587,680	374,230,282
Merck & Co., Inc.	2,718,857	270,471,894
Pfizer, Inc.	6,090,214	161,573,377
Viatris, Inc.	1,284,896	15,996,955
Zoetis, Inc.	484,961	79,014,696
		1,678,300,436
PROFESSIONAL SERVICES — 0.6%
Automatic Data Processing, Inc.	438,150	128,259,650
Broadridge Financial Solutions, Inc.	125,411	28,354,173
Dayforce, Inc. (a) (c)	168,678	12,252,770
Equifax, Inc.	133,237	33,955,449
Jacobs Solutions, Inc.	133,150	17,791,503
Leidos Holdings, Inc.	143,217	20,631,841
Paychex, Inc.	345,052	48,383,191
Paycom Software, Inc.	52,201	10,699,639
Verisk Analytics, Inc.	152,021	41,871,144
		342,199,360
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	322,914	42,395,379
CoStar Group, Inc. (a)	440,330	31,523,225
		73,918,604
RESIDENTIAL REITs — 0.3%
AvalonBay Communities, Inc. REIT	153,117	33,681,147
Camden Property Trust REIT	114,506	13,287,276
Equity Residential REIT	367,863	26,397,849
Essex Property Trust, Inc. REIT	68,853	19,653,400
Invitation Homes, Inc. REIT	613,840	19,624,465
Mid-America Apartment Communities, Inc. REIT	125,804	19,445,524
UDR, Inc. REIT	323,319	14,035,278
		146,124,939
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	80,500	9,011,975
Kimco Realty Corp. REIT	727,246	17,039,374
Realty Income Corp. REIT	937,969	50,096,924
Regency Centers Corp. REIT	175,897	13,004,065
Simon Property Group, Inc. REIT	329,737	56,784,009
		145,936,347
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.5%
Advanced Micro Devices, Inc. (a)	1,744,196	210,681,435
Analog Devices, Inc.	533,418	113,329,988
Applied Materials, Inc.	886,112	144,108,395
Broadcom, Inc.	5,019,821	1,163,795,301
Enphase Energy, Inc. (a)	145,018	9,959,836
First Solar, Inc. (a)	114,619	20,200,453
Intel Corp.	4,633,728	92,906,246
KLA Corp.	143,779	90,598,023
Lam Research Corp.	1,383,021	99,895,607
Security Description	Shares	Value
Microchip Technology, Inc.	577,180	$33,101,273
Micron Technology, Inc.	1,191,666	100,290,611
Monolithic Power Systems, Inc.	52,447	31,032,890
NVIDIA Corp.	26,364,314	3,540,463,727
NXP Semiconductors NV	273,475	56,841,779
ON Semiconductor Corp. (a)	457,153	28,823,497
QUALCOMM, Inc.	1,194,096	183,437,027
Skyworks Solutions, Inc.	171,496	15,208,265
Teradyne, Inc.	175,063	22,043,933
Texas Instruments, Inc.	980,438	183,841,929
		6,140,560,215
SOFTWARE — 10.4%
Adobe, Inc. (a)	473,180	210,413,682
ANSYS, Inc. (a)	93,942	31,689,455
Autodesk, Inc. (a)	231,200	68,335,784
Cadence Design Systems, Inc. (a)	294,805	88,577,110
Crowdstrike Holdings, Inc. Class A (a)	250,021	85,547,185
Fair Isaac Corp. (a)	26,157	52,076,756
Fortinet, Inc. (a)	683,347	64,562,625
Gen Digital, Inc.	583,806	15,984,608
Intuit, Inc.	301,226	189,320,541
Microsoft Corp.	7,990,912	3,368,169,408
Oracle Corp.	1,727,476	287,866,601
Palantir Technologies, Inc. Class A (a)	2,203,180	166,626,503
Palo Alto Networks, Inc. (a)	703,452	128,000,126
PTC, Inc. (a)	129,028	23,724,378
Roper Technologies, Inc.	115,293	59,935,066
Salesforce, Inc.	1,027,538	343,536,780
ServiceNow, Inc. (a)	221,429	234,741,312
Synopsys, Inc. (a)	165,132	80,148,468
Tyler Technologies, Inc. (a)	46,066	26,563,498
Workday, Inc. Class A (a)	229,030	59,096,611
		5,584,916,497
SPECIALIZED REITs — 0.9%
American Tower Corp. REIT	501,898	92,053,112
Crown Castle, Inc. REIT	467,519	42,432,025
Digital Realty Trust, Inc. REIT	334,725	59,356,784
Equinix, Inc. REIT	103,743	97,818,237
Extra Space Storage, Inc. REIT	227,375	34,015,300
Iron Mountain, Inc. REIT	315,052	33,115,116
Public Storage REIT	169,709	50,817,663
SBA Communications Corp. REIT	115,708	23,581,290
VICI Properties, Inc. REIT	1,129,061	32,979,872
Weyerhaeuser Co. REIT	782,175	22,018,226
		488,187,625
SPECIALTY RETAIL — 1.8%
AutoZone, Inc. (a)	18,147	58,106,694
Best Buy Co., Inc.	209,756	17,997,065
CarMax, Inc. (a)	165,993	13,571,588
Home Depot, Inc.	1,067,682	415,317,621

See accompanying notes to financial statements.
16

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Lowe's Cos., Inc.	609,939	$150,532,945
O'Reilly Automotive, Inc. (a)	61,983	73,499,442
Ross Stores, Inc.	356,786	53,971,018
TJX Cos., Inc.	1,212,880	146,528,033
Tractor Supply Co. (c)	573,854	30,448,693
Ulta Beauty, Inc. (a)	50,470	21,950,917
		981,924,016
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.9%
Apple, Inc.	16,246,149	4,068,360,633
Dell Technologies, Inc. Class C	330,373	38,072,185
Hewlett Packard Enterprise Co.	1,400,518	29,901,059
HP, Inc.	1,034,158	33,744,576
NetApp, Inc.	219,647	25,496,624
Seagate Technology Holdings PLC	226,836	19,578,215
Super Micro Computer, Inc. (a) (c)	543,001	16,550,670
Western Digital Corp. (a)	370,237	22,077,232
		4,253,781,194
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Deckers Outdoor Corp. (a)	163,453	33,195,670
Lululemon Athletica, Inc. (a)	121,236	46,361,859
NIKE, Inc. Class B	1,279,938	96,852,908
Ralph Lauren Corp.	43,558	10,061,027
Tapestry, Inc.	248,342	16,224,183
		202,695,647
TOBACCO — 0.6%
Altria Group, Inc.	1,821,373	95,239,594
Philip Morris International, Inc.	1,671,010	201,106,054
		296,345,648
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	616,981	44,367,104
United Rentals, Inc.	70,453	49,629,911
WW Grainger, Inc.	47,569	50,140,104
		144,137,119
Security Description	Shares	Value
WATER UTILITIES — 0.0% (b)
American Water Works Co., Inc.	209,126	$26,034,096
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	523,925	115,645,965
TOTAL COMMON STOCKS (Cost $44,005,304,073)		53,529,237,068
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (e) (f)	19,785,444	19,785,444
State Street Navigator Securities Lending Portfolio II (d) (g)	108,727,634	108,727,634
TOTAL SHORT-TERM INVESTMENTS (Cost $128,513,078)		128,513,078
TOTAL INVESTMENTS — 100.1% (Cost $44,133,817,151)		53,657,750,146
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(74,305,973)
NET ASSETS — 100.0%		$53,583,444,173
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at December 31, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2024.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	166	03/21/2025	$50,943,213	$49,266,725	$(1,676,488)

During the period ended December 31, 2024, the average notional value related to futures contracts was $78,280,091.
See accompanying notes to financial statements.
17

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$53,529,237,068	$—	$—	$53,529,237,068
Short-Term Investments	128,513,078	—	—	128,513,078
TOTAL INVESTMENTS	$53,657,750,146	$—	$—	$53,657,750,146
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(1,676,488)	$—	$—	$(1,676,488)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,676,488)	$—	$—	$(1,676,488)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Corp.	260,821	$19,300,754	$7,077,258	$2,343,442	$303,935	$6,551,165	314,719	$30,889,670	$397,091
State Street Institutional Liquid Reserves Fund, Premier Class	104,217,233	104,248,498	88,186,162	192,434,661	8,822	(8,821)	—	—	807,735
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	480,599,128	460,813,684	—	—	19,785,444	19,785,444	879,450
State Street Navigator Securities Lending Portfolio II	150,685,702	150,685,702	938,986,017	980,944,085	—	—	108,727,634	108,727,634	109,756
Total		$274,234,954	$1,514,848,565	$1,636,535,872	$312,757	$6,542,344		$159,402,748	$2,194,032
See accompanying notes to financial statements.
18

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.2%
Axon Enterprise, Inc. (a)	95,391	$56,692,779
General Electric Co.	583,956	97,398,021
Howmet Aerospace, Inc.	534,980	58,510,762
RTX Corp.	998,469	115,542,833
TransDigm Group, Inc.	73,999	93,777,453
		421,921,848
AIRLINES — 0.3%
Delta Air Lines, Inc.	844,246	51,076,883
United Airlines Holdings, Inc. (a)	433,078	42,051,874
		93,128,757
AUTOMOBILES — 4.4%
Tesla, Inc. (a)	3,676,025	1,484,525,936
BANKS — 1.5%
JPMorgan Chase & Co.	2,112,424	506,369,157
BEVERAGES — 0.1%
Monster Beverage Corp. (a)	405,707	21,323,960
BIOTECHNOLOGY — 1.2%
AbbVie, Inc.	976,872	173,590,155
Amgen, Inc.	304,370	79,330,997
Incyte Corp. (a)	126,334	8,725,889
Vertex Pharmaceuticals, Inc. (a)	338,939	136,490,735
		398,137,776
BROADLINE RETAIL — 4.7%
Amazon.com, Inc. (a)	7,144,526	1,567,437,559
eBay, Inc.	422,619	26,181,247
		1,593,618,806
BUILDING PRODUCTS — 0.6%
Allegion PLC	60,672	7,928,617
Builders FirstSource, Inc. (a)	78,803	11,263,313
Carrier Global Corp.	527,423	36,001,894
Lennox International, Inc.	42,213	25,720,381
Masco Corp.	116,483	8,453,171
Trane Technologies PLC	296,141	109,379,678
		198,747,054
CAPITAL MARKETS — 1.7%
Ameriprise Financial, Inc.	127,754	68,020,062
Bank of New York Mellon Corp.	517,024	39,722,954
FactSet Research Systems, Inc.	22,513	10,812,543
Intercontinental Exchange, Inc.	393,174	58,586,858
KKR & Co., Inc.	391,134	57,852,630
Moody's Corp.	106,710	50,513,313
Morgan Stanley	734,256	92,310,664
MSCI, Inc.	103,198	61,919,832
Nasdaq, Inc.	223,428	17,273,219
Raymond James Financial, Inc.	149,381	23,203,351
S&P Global, Inc.	196,290	97,758,309
		577,973,735
CHEMICALS — 0.3%
Ecolab, Inc.	162,613	38,103,478
Security Description	Shares	Value
Sherwin-Williams Co.	173,912	$59,117,906
		97,221,384
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Cintas Corp.	451,415	82,473,521
Copart, Inc. (a)	1,154,436	66,253,082
Republic Services, Inc.	268,046	53,925,494
Rollins, Inc.	214,544	9,944,114
Veralto Corp.	156,317	15,920,887
Waste Management, Inc.	254,914	51,439,096
		279,956,194
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	1,359,596	150,276,146
F5, Inc. (a)	35,196	8,850,738
Motorola Solutions, Inc.	219,931	101,658,706
		260,785,590
CONSTRUCTION & ENGINEERING — 0.2%
Quanta Services, Inc.	194,380	61,433,799
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	41,846	21,613,459
Vulcan Materials Co.	107,821	27,734,796
		49,348,255
CONSUMER FINANCE — 0.9%
American Express Co.	732,320	217,345,253
Discover Financial Services	330,626	57,274,342
Synchrony Financial	512,702	33,325,630
		307,945,225
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.6%
Costco Wholesale Corp.	583,248	534,412,645
Walmart, Inc.	3,828,181	345,876,153
		880,288,798
CONTAINERS & PACKAGING — 0.0% (b)
Packaging Corp. of America	58,716	13,218,733
ELECTRIC UTILITIES — 0.8%
Constellation Energy Corp.	411,590	92,076,799
NextEra Energy, Inc.	1,813,314	129,996,481
NRG Energy, Inc.	266,749	24,066,095
PPL Corp.	505,327	16,402,914
		262,542,289
ELECTRICAL EQUIPMENT — 1.2%
AMETEK, Inc.	143,161	25,806,202
Eaton Corp. PLC	520,159	172,625,167
Emerson Electric Co.	510,588	63,277,171
GE Vernova, Inc.	362,784	119,330,541
Generac Holdings, Inc. (a)	48,573	7,531,244
Hubbell, Inc.	70,675	29,605,051
		418,175,376
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. Class A	1,586,644	110,192,426
Trimble, Inc. (a)	141,493	9,997,895

See accompanying notes to financial statements.
19

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	30,566	$11,805,201
		131,995,522
ENTERTAINMENT — 1.6%
Electronic Arts, Inc.	125,713	18,391,812
Live Nation Entertainment, Inc. (a)	206,494	26,740,973
Netflix, Inc. (a)	562,692	501,538,633
		546,671,418
FINANCIAL SERVICES — 6.4%
Apollo Global Management, Inc.	588,246	97,154,709
Berkshire Hathaway, Inc. Class B (a)	1,182,291	535,908,865
Corpay, Inc. (a)	91,800	31,066,956
Fiserv, Inc. (a)	748,789	153,816,236
Jack Henry & Associates, Inc. (c)	38,431	6,736,954
Mastercard, Inc. Class A	1,079,017	568,177,982
PayPal Holdings, Inc. (a)	884,521	75,493,867
Visa, Inc. Class A	2,274,535	718,844,042
		2,187,199,611
GROUND TRANSPORTATION — 0.7%
CSX Corp.	1,168,136	37,695,749
Old Dominion Freight Line, Inc.	113,810	20,076,084
Uber Technologies, Inc. (a)	2,771,498	167,176,759
		224,948,592
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Boston Scientific Corp. (a)	1,939,832	173,265,794
Dexcom, Inc. (a)	221,176	17,200,858
Insulet Corp. (a)	92,371	24,115,297
Intuitive Surgical, Inc. (a)	468,717	244,651,525
ResMed, Inc.	193,307	44,207,378
Stryker Corp.	239,170	86,113,158
		589,554,010
HEALTH CARE PROVIDERS & SERVICES — 0.1%
DaVita, Inc. (a)	59,394	8,882,373
HCA Healthcare, Inc.	141,689	42,527,953
		51,410,326
HEALTH CARE REITs — 0.2%
Welltower, Inc. REIT	420,648	53,014,267
HOTEL & RESORT REITs — 0.0% (b)
Host Hotels & Resorts, Inc. REIT	579,923	10,160,251
HOTELS, RESTAURANTS & LEISURE — 2.3%
Airbnb, Inc. Class A (a)	570,035	74,908,299
Booking Holdings, Inc.	43,552	216,384,628
Carnival Corp. (a)	1,367,871	34,087,345
Chipotle Mexican Grill, Inc. (a)	1,793,233	108,131,950
Darden Restaurants, Inc.	66,538	12,421,979
Domino's Pizza, Inc. (c)	19,093	8,014,478
Expedia Group, Inc. (a)	161,740	30,137,014
Hilton Worldwide Holdings, Inc.	321,021	79,343,550
Las Vegas Sands Corp. (c)	458,275	23,537,004
Security Description	Shares	Value
Marriott International, Inc. Class A	303,728	$84,721,888
Norwegian Cruise Line Holdings Ltd. (a)	579,028	14,898,391
Royal Caribbean Cruises Ltd. (c)	325,740	75,144,961
Wynn Resorts Ltd.	121,826	10,496,528
Yum! Brands, Inc.	150,667	20,213,485
		792,441,500
HOUSEHOLD DURABLES — 0.3%
Garmin Ltd.	202,292	41,724,748
NVR, Inc. (a)	2,538	20,758,048
PulteGroup, Inc.	270,062	29,409,752
		91,892,548
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.	473,383	43,035,249
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Vistra Corp.	448,025	61,769,207
INSURANCE — 1.5%
Aon PLC Class A	145,245	52,166,194
Arch Capital Group Ltd.	493,446	45,569,738
Arthur J Gallagher & Co.	147,966	42,000,149
Brown & Brown, Inc.	312,542	31,885,535
Cincinnati Financial Corp.	109,095	15,676,952
Erie Indemnity Co. Class A	32,842	13,538,458
Hartford Financial Services Group, Inc.	209,956	22,969,186
Marsh & McLennan Cos., Inc.	284,564	60,444,239
Progressive Corp.	771,052	184,751,770
W.R. Berkley Corp.	218,033	12,759,291
Willis Towers Watson PLC	63,664	19,942,111
		501,703,623
INTERACTIVE MEDIA & SERVICES — 12.7%
Alphabet, Inc. Class A	7,690,951	1,455,897,024
Alphabet, Inc. Class C	6,264,369	1,192,986,433
Meta Platforms, Inc. Class A	2,869,483	1,680,110,991
		4,328,994,448
IT SERVICES — 1.0%
Gartner, Inc. (a)	101,572	49,208,587
GoDaddy, Inc. Class A (a)	184,874	36,488,581
International Business Machines Corp.	1,216,824	267,494,420
		353,191,588
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Mettler-Toledo International, Inc. (a)	11,388	13,935,268
Waters Corp. (a)	35,971	13,344,521
		27,279,789
MACHINERY — 1.9%
Caterpillar, Inc.	635,491	230,530,715
Cummins, Inc.	180,643	62,972,150
Deere & Co.	147,429	62,465,667

See accompanying notes to financial statements.
20

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Dover Corp.	81,298	$15,251,505
Illinois Tool Works, Inc.	145,088	36,788,513
Ingersoll Rand, Inc.	530,703	48,007,393
PACCAR, Inc.	379,731	39,499,619
Parker-Hannifin Corp.	169,401	107,744,118
Pentair PLC	141,426	14,233,113
Westinghouse Air Brake Technologies Corp.	226,349	42,913,507
		660,406,300
MULTI-UTILITIES — 0.1%
Public Service Enterprise Group, Inc.	308,361	26,053,421
OIL, GAS & CONSUMABLE FUELS — 0.6%
Hess Corp.	363,958	48,410,053
ONEOK, Inc.	430,800	43,252,320
Targa Resources Corp.	287,153	51,256,810
Texas Pacific Land Corp. (c)	24,806	27,434,444
Williams Cos., Inc.	834,730	45,175,588
		215,529,215
PHARMACEUTICALS — 2.3%
Eli Lilly & Co.	1,037,089	800,632,708
PROFESSIONAL SERVICES — 0.6%
Automatic Data Processing, Inc.	305,627	89,466,192
Broadridge Financial Solutions, Inc.	67,730	15,313,076
Dayforce, Inc. (a) (c)	207,668	15,085,004
Leidos Holdings, Inc.	91,372	13,163,050
Paychex, Inc.	198,249	27,798,475
Paycom Software, Inc.	64,023	13,122,794
Verisk Analytics, Inc.	81,824	22,536,784
		196,485,375
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	396,100	52,003,969
RESIDENTIAL REITs — 0.2%
AvalonBay Communities, Inc. REIT	82,310	18,105,731
Camden Property Trust REIT	71,643	8,313,454
Essex Property Trust, Inc. REIT	40,619	11,594,287
Mid-America Apartment Communities, Inc. REIT	63,102	9,753,676
UDR, Inc. REIT	177,930	7,723,941
		55,491,089
RETAIL REITs — 0.2%
Simon Property Group, Inc. REIT	403,865	69,549,592
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.7%
Applied Materials, Inc.	455,957	74,152,287
Broadcom, Inc.	6,147,728	1,425,289,260
First Solar, Inc. (a)	74,723	13,169,182
KLA Corp.	176,035	110,923,174
Monolithic Power Systems, Inc.	64,232	38,006,074
NVIDIA Corp.	32,289,052	4,336,096,793
Security Description	Shares	Value
NXP Semiconductors NV	133,870	$27,824,879
		6,025,461,649
SOFTWARE — 13.1%
Adobe, Inc. (a)	243,312	108,195,980
ANSYS, Inc. (a)	50,675	17,094,198
Autodesk, Inc. (a)	282,775	83,579,807
Cadence Design Systems, Inc. (a)	198,643	59,684,276
Crowdstrike Holdings, Inc. Class A (a)	306,268	104,792,659
Fair Isaac Corp. (a)	32,061	63,831,207
Fortinet, Inc. (a)	837,714	79,147,219
Gen Digital, Inc.	414,162	11,339,755
Intuit, Inc.	368,847	231,820,339
Microsoft Corp.	5,088,950	2,144,992,425
Oracle Corp.	2,115,619	352,546,750
Palantir Technologies, Inc. Class A (a)	2,698,052	204,053,673
Palo Alto Networks, Inc. (a)	861,435	156,746,713
PTC, Inc. (a)	74,354	13,671,470
Salesforce, Inc.	1,258,425	420,729,230
ServiceNow, Inc. (a)	271,157	287,458,959
Synopsys, Inc. (a)	105,193	51,056,474
Tyler Technologies, Inc. (a)	56,356	32,497,124
Workday, Inc. Class A (a)	131,829	34,015,837
		4,457,254,095
SPECIALIZED REITs — 0.5%
Equinix, Inc. REIT	59,721	56,310,334
Extra Space Storage, Inc. REIT	125,615	18,792,004
Iron Mountain, Inc. REIT	386,441	40,618,813
Public Storage REIT	207,534	62,143,981
		177,865,132
SPECIALTY RETAIL — 1.5%
AutoZone, Inc. (a)	22,261	71,279,722
Home Depot, Inc.	575,265	223,772,332
O'Reilly Automotive, Inc. (a)	75,973	90,088,783
TJX Cos., Inc.	875,744	105,798,633
Tractor Supply Co. (c)	379,862	20,155,478
		511,094,948
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.9%
Apple, Inc.	9,152,531	2,291,976,813
Dell Technologies, Inc. Class C	190,114	21,908,737
NetApp, Inc.	126,739	14,711,863
Super Micro Computer, Inc. (a) (c)	663,147	20,212,721
		2,348,810,134
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Deckers Outdoor Corp. (a)	200,059	40,629,982
Lululemon Athletica, Inc. (a)	68,424	26,166,022
Ralph Lauren Corp.	52,961	12,232,932
Tapestry, Inc.	306,876	20,048,209
		99,077,145

See accompanying notes to financial statements.
21

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
TOBACCO — 0.5%
Altria Group, Inc.	1,026,628	$53,682,378
Philip Morris International, Inc.	1,105,030	132,990,361
		186,672,739
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Fastenal Co.	430,009	30,921,947
United Rentals, Inc.	86,412	60,872,070
WW Grainger, Inc.	58,364	61,518,574
		153,312,591
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	340,173	75,086,386
TOTAL COMMON STOCKS (Cost $25,464,984,179)		34,032,711,109
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (d) (e)	6,493,436	6,493,436
State Street Navigator Securities Lending Portfolio II (f) (g)	25,482,984	25,482,984
TOTAL SHORT-TERM INVESTMENTS (Cost $31,976,420)		31,976,420
TOTAL INVESTMENTS — 100.0% (Cost $25,496,960,599)		34,064,687,529
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (b)		(16,684,977)
NET ASSETS — 100.0%		$34,048,002,552

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at December 31, 2024.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$34,032,711,109	$—	$—	$34,032,711,109
Short-Term Investments	31,976,420	—	—	31,976,420
TOTAL INVESTMENTS	$34,064,687,529	$—	$—	$34,064,687,529

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	9,740,165	$9,743,087	$24,815,022	$34,558,110	$403	$(402)	—	$—	$93,845
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	151,352,066	144,858,630	—	—	6,493,436	6,493,436	236,434
State Street Navigator Securities Lending Portfolio II	15,106,095	15,106,095	348,679,880	338,302,991	—	—	25,482,984	25,482,984	17,806
Total		$24,849,182	$524,846,968	$517,719,731	$403	$(402)		$31,976,420	$348,085
See accompanying notes to financial statements.
22

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AIR FREIGHT & LOGISTICS — 1.2%
United Parcel Service, Inc. Class B	625,317	$78,852,474
AUTOMOBILES — 0.9%
Ford Motor Co.	5,879,294	58,205,011
BANKS — 11.6%
Citizens Financial Group, Inc.	1,903,574	83,300,398
Fifth Third Bancorp	1,961,162	82,917,929
Huntington Bancshares, Inc.	5,386,751	87,642,439
KeyCorp	5,090,002	87,242,634
M&T Bank Corp.	468,108	88,008,985
PNC Financial Services Group, Inc.	453,028	87,366,450
Regions Financial Corp.	3,635,016	85,495,576
Truist Financial Corp.	1,842,888	79,944,482
U.S. Bancorp	1,795,202	85,864,512
		767,783,405
BIOTECHNOLOGY — 2.7%
AbbVie, Inc.	456,103	81,049,503
Gilead Sciences, Inc.	1,093,508	101,007,334
		182,056,837
CAPITAL MARKETS — 5.0%
Franklin Resources, Inc.	3,512,654	71,271,750
Invesco Ltd.	4,847,413	84,732,779
Morgan Stanley	788,189	99,091,121
T. Rowe Price Group, Inc. (a)	702,630	79,460,427
		334,556,077
CHEMICALS — 2.9%
Dow, Inc.	1,507,343	60,489,674
FMC Corp.	1,411,264	68,601,543
LyondellBasell Industries NV Class A	843,566	62,651,647
		191,742,864
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.0%
Walgreens Boots Alliance, Inc.	7,201,661	67,191,497
CONTAINERS & PACKAGING — 2.5%
Amcor PLC	7,973,277	75,028,536
International Paper Co.	1,736,596	93,463,597
		168,492,133
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
AT&T, Inc.	4,194,656	95,512,317
Verizon Communications, Inc.	2,025,960	81,018,140
		176,530,457
Security Description	Shares	Value
ELECTRIC UTILITIES — 14.0%
American Electric Power Co., Inc.	845,810	$78,009,056
Duke Energy Corp.	740,053	79,733,310
Edison International	1,056,908	84,383,535
Entergy Corp.	1,436,960	108,950,307
Evergy, Inc.	1,429,576	87,990,403
Eversource Energy	1,275,109	73,229,510
Exelon Corp.	2,203,769	82,949,865
FirstEnergy Corp.	1,988,337	79,096,046
Pinnacle West Capital Corp.	962,426	81,584,852
Southern Co.	972,157	80,027,964
Xcel Energy, Inc.	1,426,025	96,285,208
		932,240,056
FOOD PRODUCTS — 6.3%
Conagra Brands, Inc.	2,691,575	74,691,206
General Mills, Inc.	1,226,871	78,237,564
J.M. Smucker Co.	688,187	75,783,153
Kellanova	1,404,321	113,707,871
Kraft Heinz Co.	2,431,765	74,679,503
		417,099,297
HEALTH CARE PROVIDERS & SERVICES — 0.9%
CVS Health Corp.	1,372,931	61,630,873
HEALTH CARE REITs — 3.5%
Alexandria Real Estate Equities, Inc. REIT	695,470	67,843,099
Healthpeak Properties, Inc. REIT	3,871,383	78,472,933
Ventas, Inc. REIT	1,501,367	88,415,503
		234,731,535
HOTEL & RESORT REITs — 1.2%
Host Hotels & Resorts, Inc. REIT	4,678,170	81,961,538
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.9%
AES Corp.	4,643,040	59,755,925
INSURANCE — 1.2%
Prudential Financial, Inc.	651,383	77,208,427
IT SERVICES — 1.4%
International Business Machines Corp.	436,754	96,011,632
LEISURE EQUIPMENT & PRODUCTS — 1.1%
Hasbro, Inc.	1,352,571	75,622,245
MACHINERY — 1.1%
Stanley Black & Decker, Inc.	930,281	74,692,261
MEDIA — 1.2%
Interpublic Group of Cos., Inc.	2,717,940	76,156,679

See accompanying notes to financial statements.
23

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
MULTI-UTILITIES — 2.6%
Dominion Energy, Inc.	1,541,681	$83,034,939
WEC Energy Group, Inc.	961,826	90,450,117
		173,485,056
OFFICE REITs — 1.3%
BXP, Inc. REIT	1,199,231	89,174,817
OIL, GAS & CONSUMABLE FUELS — 5.7%
Chevron Corp.	518,262	75,065,068
Kinder Morgan, Inc.	3,818,038	104,614,241
ONEOK, Inc.	978,173	98,208,569
Williams Cos., Inc.	1,891,467	102,366,194
		380,254,072
PERSONAL CARE PRODUCTS — 1.4%
Kenvue, Inc.	4,423,195	94,435,213
PHARMACEUTICALS — 3.9%
Bristol-Myers Squibb Co.	1,799,626	101,786,847
Pfizer, Inc.	2,680,802	71,121,677
Viatris, Inc.	6,869,229	85,521,901
		258,430,425
RESIDENTIAL REITs — 6.3%
Camden Property Trust REIT	710,733	82,473,457
Equity Residential REIT	1,147,971	82,378,399
Essex Property Trust, Inc. REIT	281,081	80,231,761
Mid-America Apartment Communities, Inc. REIT	560,472	86,632,157
UDR, Inc. REIT	1,936,617	84,068,544
		415,784,318
RETAIL REITs — 6.5%
Federal Realty Investment Trust REIT	749,394	83,894,658
Kimco Realty Corp. REIT	3,845,462	90,099,175
Realty Income Corp. REIT	1,403,573	74,964,834
Regency Centers Corp. REIT	1,240,515	91,711,274
Simon Property Group, Inc. REIT	536,204	92,339,691
		433,009,632
SPECIALIZED REITs — 4.6%
Crown Castle, Inc. REIT	761,983	69,157,577
Extra Space Storage, Inc. REIT	496,557	74,284,927
Security Description	Shares	Value
Public Storage REIT	271,920	$81,423,725
VICI Properties, Inc. REIT	2,660,437	77,711,365
		302,577,594
SPECIALTY RETAIL — 1.2%
Best Buy Co., Inc.	916,083	78,599,921
TOBACCO — 2.6%
Altria Group, Inc.	1,626,309	85,039,698
Philip Morris International, Inc.	721,224	86,799,308
		171,839,006
TOTAL COMMON STOCKS (Cost $6,614,702,357)		6,610,111,277

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (b) (c)	20,597,895	20,597,895
State Street Navigator Securities Lending Portfolio II (d) (e)	120,551	120,551
TOTAL SHORT-TERM INVESTMENTS (Cost $20,718,446)		20,718,446
TOTAL INVESTMENTS — 99.7% (Cost $6,635,420,803)		6,630,829,723
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		17,298,016
NET ASSETS — 100.0%		$6,648,127,739
(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	100	03/21/2025	$30,678,713	$29,678,750	$(999,963)
See accompanying notes to financial statements.
24

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

During the period ended December 31, 2024, the average notional value related to futures contracts was $49,133,316.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,610,111,277	$—	$—	$6,610,111,277
Short-Term Investments	20,718,446	—	—	20,718,446
TOTAL INVESTMENTS	$6,630,829,723	$—	$—	$6,630,829,723
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(999,963)	$—	$—	$(999,963)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(999,963)	$—	$—	$(999,963)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	45,229,163	$45,242,732	$63,346,332	$108,589,064	$466	$(466)	—	$—	$456,805
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	260,558,619	239,960,724	—	—	20,597,895	20,597,895	698,807
State Street Navigator Securities Lending Portfolio II	—	—	182,236,049	182,115,498	—	—	120,551	120,551	3,708
Total		$45,242,732	$506,141,000	$530,665,286	$466	$(466)		$20,718,446	$1,159,320
See accompanying notes to financial statements.
25

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.5%
Boeing Co. (a)	766,157	$135,609,789
General Dynamics Corp.	264,430	69,674,660
General Electric Co.	654,374	109,143,039
Huntington Ingalls Industries, Inc.	40,074	7,572,784
L3Harris Technologies, Inc.	194,654	40,931,843
Lockheed Martin Corp.	216,202	105,061,200
Northrop Grumman Corp.	140,355	65,867,198
RTX Corp.	586,440	67,862,837
Textron, Inc.	190,077	14,538,990
		616,262,340
AIR FREIGHT & LOGISTICS — 0.8%
CH Robinson Worldwide, Inc.	121,134	12,515,565
Expeditors International of Washington, Inc.	143,413	15,885,858
FedEx Corp.	230,313	64,793,956
United Parcel Service, Inc. Class B	749,470	94,508,167
		187,703,546
AIRLINES — 0.1%
Southwest Airlines Co. (b)	614,443	20,657,574
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	240,793	14,563,161
BorgWarner, Inc.	224,036	7,122,104
		21,685,265
AUTOMOBILES — 0.4%
Ford Motor Co.	4,006,530	39,664,647
General Motors Co.	1,126,610	60,014,515
		99,679,162
BANKS — 5.4%
Bank of America Corp.	6,841,813	300,697,681
Citigroup, Inc.	1,938,218	136,431,165
Citizens Financial Group, Inc.	451,505	19,757,859
Fifth Third Bancorp	686,998	29,046,275
Huntington Bancshares, Inc.	1,488,441	24,216,935
JPMorgan Chase & Co.	1,240,767	297,424,258
KeyCorp	1,015,574	17,406,938
M&T Bank Corp.	170,347	32,026,940
PNC Financial Services Group, Inc.	406,559	78,404,903
Regions Financial Corp.	931,160	21,900,883
Truist Financial Corp.	1,360,170	59,004,175
U.S. Bancorp	1,598,517	76,457,068
Wells Fargo & Co.	3,412,421	239,688,451
		1,332,463,531
BEVERAGES — 2.3%
Brown-Forman Corp. Class B (b)	186,562	7,085,625
Coca-Cola Co.	3,973,621	247,397,643
Constellation Brands, Inc. Class A	160,276	35,420,996
Keurig Dr. Pepper, Inc.	1,155,620	37,118,514
Security Description	Shares	Value
Molson Coors Beverage Co. Class B	178,983	$10,259,306
Monster Beverage Corp. (a)	401,747	21,115,822
PepsiCo, Inc.	1,406,125	213,815,368
		572,213,274
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	1,050,418	186,659,279
Amgen, Inc.	313,988	81,837,832
Biogen, Inc. (a)	149,328	22,835,238
Gilead Sciences, Inc.	1,277,182	117,973,301
Incyte Corp. (a)	65,542	4,526,986
Moderna, Inc. (a)	346,932	14,425,432
Regeneron Pharmaceuticals, Inc. (a)	107,854	76,827,640
		505,085,708
BROADLINE RETAIL — 3.6%
Amazon.com, Inc. (a)	4,028,707	883,858,030
eBay, Inc.	161,956	10,033,174
		893,891,204
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	122,054	8,325,303
Allegion PLC	41,830	5,466,344
Builders FirstSource, Inc. (a)	56,604	8,090,410
Carrier Global Corp.	445,418	30,404,233
Johnson Controls International PLC	684,403	54,019,929
Masco Corp.	130,446	9,466,466
		115,772,685
CAPITAL MARKETS — 4.7%
Bank of New York Mellon Corp.	342,682	26,328,258
Blackrock, Inc.	149,238	152,985,366
Blackstone, Inc.	739,920	127,577,006
Cboe Global Markets, Inc.	107,239	20,954,501
Charles Schwab Corp.	1,531,999	113,383,246
CME Group, Inc.	369,240	85,748,605
FactSet Research Systems, Inc.	21,388	10,272,229
Franklin Resources, Inc. (b)	316,542	6,422,637
Goldman Sachs Group, Inc.	321,685	184,203,265
Intercontinental Exchange, Inc.	282,841	42,146,138
Invesco Ltd.	460,463	8,048,893
KKR & Co., Inc.	387,298	57,285,247
MarketAxess Holdings, Inc.	38,627	8,731,247
Moody's Corp.	76,781	36,345,822
Morgan Stanley	699,159	87,898,270
Nasdaq, Inc.	250,140	19,338,323
Northern Trust Corp.	203,066	20,814,265
Raymond James Financial, Inc.	71,200	11,059,496
S&P Global, Inc.	172,438	85,879,297
State Street Corp. (c)	300,316	29,476,015
T. Rowe Price Group, Inc. (b)	227,630	25,742,677
		1,160,640,803
CHEMICALS — 2.3%
Air Products & Chemicals, Inc.	227,814	66,075,173

See accompanying notes to financial statements.
26

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Albemarle Corp.	120,459	$10,369,111
Celanese Corp.	112,019	7,752,835
CF Industries Holdings, Inc.	178,321	15,214,348
Corteva, Inc.	705,408	40,180,040
Dow, Inc.	717,282	28,784,527
DuPont de Nemours, Inc.	429,072	32,716,740
Eastman Chemical Co.	118,726	10,842,058
Ecolab, Inc.	131,963	30,921,570
FMC Corp.	127,871	6,215,809
International Flavors & Fragrances, Inc.	261,929	22,146,097
Linde PLC	488,026	204,321,845
LyondellBasell Industries NV Class A	266,198	19,770,525
Mosaic Co.	325,442	7,999,364
PPG Industries, Inc.	237,708	28,394,221
Sherwin-Williams Co.	102,298	34,774,159
		566,478,422
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Rollins, Inc.	120,902	5,603,808
Veralto Corp.	131,776	13,421,385
Waste Management, Inc.	176,185	35,552,371
		54,577,564
COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	4,085,276	241,848,339
F5, Inc. (a)	32,112	8,075,205
Juniper Networks, Inc.	339,190	12,702,665
		262,626,209
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	30,046	15,518,759
Vulcan Materials Co.	51,385	13,217,764
		28,736,523
CONSUMER FINANCE — 0.3%
Capital One Financial Corp.	390,928	69,710,281
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.3%
Dollar General Corp.	225,279	17,080,654
Dollar Tree, Inc. (a)	207,083	15,518,800
Kroger Co. (b)	683,156	41,774,989
Sysco Corp.	504,175	38,549,221
Target Corp.	472,003	63,805,366
Walgreens Boots Alliance, Inc.	735,240	6,859,789
Walmart, Inc.	1,467,998	132,633,619
		316,222,438
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	1,480,773	13,934,074
Avery Dennison Corp.	82,350	15,410,156
Ball Corp.	305,756	16,856,328
International Paper Co.	355,921	19,155,668
Packaging Corp. of America	45,697	10,287,766
Smurfit WestRock PLC	506,286	27,268,564
		102,912,556
Security Description	Shares	Value
DISTRIBUTORS — 0.2%
Genuine Parts Co.	142,458	$16,633,396
LKQ Corp.	266,355	9,788,546
Pool Corp. (b)	38,984	13,291,205
		39,713,147
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc.	7,353,706	167,443,886
Verizon Communications, Inc.	4,314,294	172,528,617
		339,972,503
ELECTRIC UTILITIES — 2.3%
Alliant Energy Corp.	262,869	15,546,073
American Electric Power Co., Inc.	546,567	50,409,874
Duke Energy Corp.	791,551	85,281,705
Edison International	397,414	31,729,534
Entergy Corp.	440,211	33,376,798
Evergy, Inc.	235,630	14,503,026
Eversource Energy	375,378	21,557,959
Exelon Corp.	1,031,377	38,821,030
FirstEnergy Corp.	525,520	20,905,186
NextEra Energy, Inc.	696,416	49,926,063
PG&E Corp.	2,243,767	45,279,218
Pinnacle West Capital Corp.	116,477	9,873,755
PPL Corp.	362,927	11,780,610
Southern Co.	1,122,806	92,429,390
Xcel Energy, Inc.	589,386	39,795,343
		561,215,564
ELECTRICAL EQUIPMENT — 0.3%
AMETEK, Inc.	125,593	22,639,394
Emerson Electric Co.	186,909	23,163,632
Generac Holdings, Inc. (a)	23,130	3,586,307
Rockwell Automation, Inc.	115,888	33,119,632
		82,508,965
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
CDW Corp.	136,514	23,758,897
Corning, Inc.	790,950	37,585,944
Jabil, Inc.	115,607	16,635,847
Keysight Technologies, Inc. (a)	177,815	28,562,423
TE Connectivity PLC	307,048	43,898,652
Teledyne Technologies, Inc. (a)	47,747	22,160,815
Trimble, Inc. (a)	140,142	9,902,434
Zebra Technologies Corp. Class A (a)	29,062	11,224,326
		193,729,338
ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes Co.	1,015,643	41,661,676
Halliburton Co.	900,063	24,472,713
Schlumberger NV	1,446,819	55,471,040
		121,605,429
ENTERTAINMENT — 1.2%
Electronic Arts, Inc.	146,690	21,460,747

See accompanying notes to financial statements.
27

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Take-Two Interactive Software, Inc. (a)	167,313	$30,798,977
Walt Disney Co.	1,856,010	206,666,713
Warner Bros Discovery, Inc. (a)	2,287,119	24,174,848
		283,101,285
FINANCIAL SERVICES — 2.2%
Berkshire Hathaway, Inc. Class B (a)	958,155	434,312,498
Fidelity National Information Services, Inc.	552,498	44,625,264
Global Payments, Inc.	260,723	29,216,619
Jack Henry & Associates, Inc.	44,875	7,866,588
PayPal Holdings, Inc. (a)	338,935	28,928,102
		544,949,071
FOOD PRODUCTS — 1.3%
Archer-Daniels-Midland Co.	489,864	24,747,929
Bunge Global SA	143,059	11,124,268
Campbell's Co.	201,246	8,428,182
Conagra Brands, Inc.	488,981	13,569,223
General Mills, Inc.	569,835	36,338,378
Hershey Co.	151,382	25,636,542
Hormel Foods Corp.	297,758	9,340,668
J.M. Smucker Co.	108,987	12,001,648
Kellanova	275,482	22,305,778
Kraft Heinz Co.	904,335	27,772,128
Lamb Weston Holdings, Inc.	146,077	9,762,326
McCormick & Co., Inc.	258,382	19,699,044
Mondelez International, Inc. Class A	1,370,236	81,844,196
Tyson Foods, Inc. Class A	292,882	16,823,142
		319,393,452
GAS UTILITIES — 0.1%
Atmos Energy Corp.	159,074	22,154,236
GROUND TRANSPORTATION — 1.1%
CSX Corp.	1,068,945	34,494,855
JB Hunt Transport Services, Inc.	81,603	13,926,368
Norfolk Southern Corp.	231,786	54,400,174
Old Dominion Freight Line, Inc.	103,956	18,337,838
Union Pacific Corp.	621,338	141,689,918
		262,849,153
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abbott Laboratories	1,777,628	201,067,503
Align Technology, Inc. (a)	71,864	14,984,363
Baxter International, Inc.	523,078	15,252,954
Becton Dickinson & Co.	296,177	67,193,676
Cooper Cos., Inc. (a)	204,019	18,755,467
Dexcom, Inc. (a)	228,118	17,740,737
Edwards Lifesciences Corp. (a)	605,333	44,812,802
GE HealthCare Technologies, Inc.	468,976	36,664,544
Hologic, Inc. (a)	237,984	17,156,266
IDEXX Laboratories, Inc. (a)	84,073	34,759,141
Medtronic PLC	1,314,261	104,983,169
Solventum Corp. (a)	141,612	9,354,889
Security Description	Shares	Value
STERIS PLC	101,165	$20,795,477
Stryker Corp.	165,207	59,482,780
Teleflex, Inc.	47,586	8,469,356
Zimmer Biomet Holdings, Inc.	203,936	21,541,760
		693,014,884
HEALTH CARE PROVIDERS & SERVICES — 4.1%
Cardinal Health, Inc.	247,959	29,326,111
Cencora, Inc.	180,020	40,446,894
Centene Corp. (a)	518,297	31,398,432
Cigna Group	285,046	78,712,602
CVS Health Corp.	1,289,319	57,877,530
Elevance Health, Inc.	237,676	87,678,676
HCA Healthcare, Inc.	76,608	22,993,891
Henry Schein, Inc. (a)	127,714	8,837,809
Humana, Inc.	123,624	31,364,645
Labcorp Holdings, Inc.	85,696	19,651,807
McKesson Corp.	130,106	74,148,710
Molina Healthcare, Inc. (a)	58,594	17,053,784
Quest Diagnostics, Inc.	114,359	17,252,199
UnitedHealth Group, Inc.	943,245	477,149,916
Universal Health Services, Inc. Class B	60,133	10,789,063
		1,004,682,069
HEALTH CARE REITs — 0.4%
Alexandria Real Estate Equities, Inc. REIT	159,384	15,547,909
Healthpeak Properties, Inc. REIT	716,600	14,525,482
Ventas, Inc. REIT	429,816	25,311,864
Welltower, Inc. REIT	279,323	35,203,078
		90,588,333
HOTEL & RESORT REITs — 0.0% (d)
Host Hotels & Resorts, Inc. REIT	265,015	4,643,063
HOTELS, RESTAURANTS & LEISURE — 1.5%
Caesars Entertainment, Inc. (a)	217,716	7,276,069
Darden Restaurants, Inc.	68,605	12,807,867
Domino's Pizza, Inc. (b)	20,509	8,608,858
McDonald's Corp.	734,432	212,904,492
MGM Resorts International (a) (b)	231,819	8,032,528
Starbucks Corp.	1,161,583	105,994,449
Yum! Brands, Inc.	168,724	22,636,012
		378,260,275
HOUSEHOLD DURABLES — 0.4%
DR Horton, Inc.	299,307	41,849,104
Lennar Corp. Class A	245,105	33,424,969
Mohawk Industries, Inc. (a)	53,708	6,398,234
NVR, Inc. (a)	1,152	9,422,093
		91,094,400
HOUSEHOLD PRODUCTS — 2.2%
Church & Dwight Co., Inc.	250,994	26,281,582
Clorox Co.	126,799	20,593,426
Colgate-Palmolive Co.	469,597	42,691,063
Kimberly-Clark Corp.	342,296	44,854,468

See accompanying notes to financial statements.
28

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Procter & Gamble Co.	2,413,794	$404,672,564
		539,093,103
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	728,471	9,375,422
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	557,986	72,030,413
Honeywell International, Inc.	666,380	150,528,578
		222,558,991
INDUSTRIAL REITs — 0.4%
Prologis, Inc. REIT	949,121	100,322,090
INSURANCE — 2.7%
Aflac, Inc.	513,074	53,072,374
Allstate Corp.	271,736	52,387,983
American International Group, Inc.	640,191	46,605,905
Aon PLC Class A	108,748	39,057,932
Arthur J Gallagher & Co.	140,793	39,964,093
Assurant, Inc.	52,516	11,197,462
Chubb Ltd.	384,170	106,146,171
Cincinnati Financial Corp.	75,282	10,818,023
Everest Group Ltd.	44,066	15,972,162
Globe Life, Inc.	86,007	9,591,501
Hartford Financial Services Group, Inc.	133,656	14,621,966
Loews Corp.	185,164	15,681,539
Marsh & McLennan Cos., Inc.	281,769	59,850,553
MetLife, Inc.	596,920	48,875,810
Principal Financial Group, Inc.	215,560	16,686,500
Prudential Financial, Inc.	365,384	43,308,965
Travelers Cos., Inc.	232,581	56,026,437
W.R. Berkley Corp.	138,764	8,120,469
Willis Towers Watson PLC	53,694	16,819,109
		664,804,954
INTERACTIVE MEDIA & SERVICES — 0.0% (d)
Match Group, Inc. (a)	257,264	8,415,105
IT SERVICES — 1.3%
Accenture PLC Class A	640,445	225,302,147
Akamai Technologies, Inc. (a)	153,908	14,721,300
Cognizant Technology Solutions Corp. Class A	508,918	39,135,794
EPAM Systems, Inc. (a)	58,108	13,586,813
VeriSign, Inc. (a)	84,687	17,526,821
		310,272,875
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	134,347	7,511,341
LIFE SCIENCES TOOLS & SERVICES — 2.1%
Agilent Technologies, Inc.	294,939	39,622,105
Bio-Techne Corp.	162,792	11,725,908
Charles River Laboratories International, Inc. (a)	52,353	9,664,364
Danaher Corp.	658,807	151,229,147
IQVIA Holdings, Inc. (a)	176,965	34,775,392
Security Description	Shares	Value
Mettler-Toledo International, Inc. (a)	12,730	$15,577,446
Revvity, Inc.	124,687	13,916,316
Thermo Fisher Scientific, Inc.	392,036	203,948,888
Waters Corp. (a)	32,816	12,174,080
West Pharmaceutical Services, Inc.	74,220	24,311,503
		516,945,149
MACHINERY — 1.2%
Deere & Co.	145,985	61,853,845
Dover Corp.	77,302	14,501,855
Fortive Corp.	355,454	26,659,050
IDEX Corp.	77,573	16,235,253
Illinois Tool Works, Inc.	162,733	41,262,580
Nordson Corp.	55,671	11,648,600
Otis Worldwide Corp.	410,045	37,974,267
PACCAR, Inc.	241,706	25,142,258
Pentair PLC	59,235	5,961,410
Snap-on, Inc.	53,826	18,272,851
Stanley Black & Decker, Inc.	157,917	12,679,156
Xylem, Inc.	248,908	28,878,306
		301,069,431
MEDIA — 1.0%
Charter Communications, Inc. Class A (a)	99,232	34,013,752
Comcast Corp. Class A	3,911,908	146,813,907
Fox Corp. Class A	226,610	11,008,714
Fox Corp. Class B	135,154	6,181,944
Interpublic Group of Cos., Inc.	381,663	10,694,197
News Corp. Class A	388,172	10,690,257
News Corp. Class B (b)	114,714	3,490,747
Omnicom Group, Inc. (b)	199,891	17,198,622
Paramount Global Class B	609,517	6,375,548
		246,467,688
METALS & MINING — 0.6%
Freeport-McMoRan, Inc.	1,472,224	56,062,290
Newmont Corp.	1,168,397	43,487,736
Nucor Corp.	240,566	28,076,458
Steel Dynamics, Inc.	145,051	16,545,968
		144,172,452
MULTI-UTILITIES — 1.2%
Ameren Corp.	273,443	24,374,709
CenterPoint Energy, Inc.	667,716	21,186,629
CMS Energy Corp.	306,121	20,402,965
Consolidated Edison, Inc.	355,615	31,731,527
Dominion Energy, Inc.	862,120	46,433,783
DTE Energy Co.	212,171	25,619,648
NiSource, Inc.	478,240	17,580,102
Public Service Enterprise Group, Inc.	270,520	22,856,235
Sempra	648,971	56,927,736
WEC Energy Group, Inc.	324,784	30,542,687
		297,656,021

See accompanying notes to financial statements.
29

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
OFFICE REITs — 0.0% (d)
BXP, Inc. REIT	149,045	$11,082,986
OIL, GAS & CONSUMABLE FUELS — 5.4%
APA Corp.	378,989	8,750,856
Chevron Corp.	1,712,912	248,098,174
ConocoPhillips	1,325,658	131,465,504
Coterra Energy, Inc.	754,684	19,274,629
Devon Energy Corp.	673,008	22,027,552
Diamondback Energy, Inc.	191,460	31,366,892
EOG Resources, Inc.	576,315	70,644,693
EQT Corp.	611,341	28,188,934
Exxon Mobil Corp.	4,504,800	484,581,336
Kinder Morgan, Inc.	1,980,253	54,258,932
Marathon Petroleum Corp.	329,835	46,011,983
Occidental Petroleum Corp.	693,532	34,267,416
ONEOK, Inc.	263,318	26,437,127
Phillips 66 Co.	423,850	48,289,230
Valero Energy Corp.	324,966	39,837,582
Williams Cos., Inc.	600,633	32,506,258
		1,326,007,098
PERSONAL CARE PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	239,167	17,932,741
Kenvue, Inc.	1,967,802	42,012,573
		59,945,314
PHARMACEUTICALS — 4.0%
Bristol-Myers Squibb Co.	2,078,461	117,557,754
Johnson & Johnson	2,467,672	356,874,725
Merck & Co., Inc.	2,592,656	257,917,419
Pfizer, Inc.	5,807,815	154,081,332
Viatris, Inc.	1,222,839	15,224,346
Zoetis, Inc.	462,294	75,321,561
		976,977,137
PROFESSIONAL SERVICES — 0.7%
Automatic Data Processing, Inc.	179,827	52,640,758
Broadridge Financial Solutions, Inc.	67,064	15,162,500
Equifax, Inc.	127,225	32,423,291
Jacobs Solutions, Inc.	127,274	17,006,352
Leidos Holdings, Inc.	65,632	9,454,946
Paychex, Inc.	173,917	24,386,642
Verisk Analytics, Inc.	80,982	22,304,872
		173,379,361
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CoStar Group, Inc. (a)	420,032	30,070,091
RESIDENTIAL REITs — 0.4%
AvalonBay Communities, Inc. REIT	81,468	17,920,516
Camden Property Trust REIT	53,589	6,218,468
Equity Residential REIT	349,765	25,099,136
Essex Property Trust, Inc. REIT	34,273	9,782,885
Invitation Homes, Inc. REIT	583,709	18,661,177
Mid-America Apartment Communities, Inc. REIT	70,621	10,915,888
Security Description	Shares	Value
UDR, Inc. REIT	169,225	$7,346,057
		95,944,127
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	78,330	8,769,043
Kimco Realty Corp. REIT	690,615	16,181,109
Realty Income Corp. REIT	898,204	47,973,076
Regency Centers Corp. REIT	167,334	12,371,003
		85,294,231
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.7%
Advanced Micro Devices, Inc. (a)	1,663,189	200,896,599
Analog Devices, Inc.	508,800	108,099,648
Applied Materials, Inc.	489,966	79,683,171
Enphase Energy, Inc. (a)	138,395	9,504,969
First Solar, Inc. (a)	51,521	9,080,061
Intel Corp.	4,419,611	88,613,200
Lam Research Corp.	1,318,513	95,236,194
Microchip Technology, Inc.	551,270	31,615,334
Micron Technology, Inc.	1,136,188	95,621,582
NXP Semiconductors NV	156,521	32,532,890
ON Semiconductor Corp. (a)	436,212	27,503,167
QUALCOMM, Inc.	1,138,645	174,918,645
Skyworks Solutions, Inc.	163,629	14,510,620
Teradyne, Inc.	166,824	21,006,478
Texas Instruments, Inc.	934,884	175,300,099
		1,164,122,657
SOFTWARE — 7.5%
Adobe, Inc. (a)	261,631	116,342,073
ANSYS, Inc. (a)	50,155	16,918,786
Cadence Design Systems, Inc. (a)	126,668	38,058,667
Gen Digital, Inc.	233,310	6,388,028
Microsoft Corp.	3,657,961	1,541,830,561
PTC, Inc. (a)	65,246	11,996,782
Roper Technologies, Inc.	109,834	57,097,205
Synopsys, Inc. (a)	75,694	36,738,840
Workday, Inc. Class A (a)	115,886	29,902,065
		1,855,273,007
SPECIALIZED REITs — 1.3%
American Tower Corp. REIT	478,856	87,826,979
Crown Castle, Inc. REIT	446,042	40,482,772
Digital Realty Trust, Inc. REIT	319,455	56,648,955
Equinix, Inc. REIT	52,451	49,455,523
Extra Space Storage, Inc. REIT	119,424	17,865,831
SBA Communications Corp. REIT	110,131	22,444,698
VICI Properties, Inc. REIT	1,082,159	31,609,864
Weyerhaeuser Co. REIT	744,413	20,955,226
		327,289,848
SPECIALTY RETAIL — 2.2%
Best Buy Co., Inc.	200,203	17,177,418
CarMax, Inc. (a)	158,738	12,978,419

See accompanying notes to financial statements.
30

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Home Depot, Inc.	570,073	$221,752,696
Lowe's Cos., Inc.	581,399	143,489,273
Ross Stores, Inc.	340,449	51,499,720
TJX Cos., Inc.	473,772	57,236,395
Tractor Supply Co.	254,226	13,489,232
Ulta Beauty, Inc. (a)	48,268	20,993,201
		538,616,354
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.1%
Apple, Inc.	8,366,616	2,095,167,979
Dell Technologies, Inc. Class C	166,759	19,217,307
Hewlett Packard Enterprise Co.	1,330,524	28,406,688
HP, Inc.	989,311	32,281,218
NetApp, Inc.	111,230	12,911,578
Seagate Technology Holdings PLC	216,751	18,707,779
Western Digital Corp. (a)	354,194	21,120,588
		2,227,813,137
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Lululemon Athletica, Inc. (a)	62,509	23,904,067
NIKE, Inc. Class B	1,220,063	92,322,167
		116,226,234
TOBACCO — 0.6%
Altria Group, Inc.	939,243	49,113,016
Philip Morris International, Inc.	732,897	88,204,154
		137,317,170
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Fastenal Co.	252,358	18,147,064
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	199,689	24,859,284
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	235,064	51,885,677
TOTAL COMMON STOCKS (Cost $23,579,753,204)		24,549,709,651
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (e) (f)	10,088,441	$10,088,441
State Street Navigator Securities Lending Portfolio II (c) (g)	36,414,707	36,414,707
TOTAL SHORT-TERM INVESTMENTS (Cost $46,503,148)		46,503,148
TOTAL INVESTMENTS — 100.0% (Cost $23,626,256,352)		24,596,212,799
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(11,648,411)
NET ASSETS — 100.0%		$24,584,564,388
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2024.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$24,549,709,651	$—	$—	$24,549,709,651
Short-Term Investments	46,503,148	—	—	46,503,148
TOTAL INVESTMENTS	$24,596,212,799	$—	$—	$24,596,212,799
See accompanying notes to financial statements.
31

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Corp.	331,581	$24,536,994	$11,957,039	$15,649,774	$1,482,573	$7,149,183	300,316	$29,476,015	$497,243
State Street Institutional Liquid Reserves Fund, Premier Class	20,686,220	20,692,426	88,844,655	109,537,081	656	(656)	—	—	165,562
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	396,599,112	386,510,671	—	—	10,088,441	10,088,441	401,041
State Street Navigator Securities Lending Portfolio II	57,581,983	57,581,983	546,387,752	567,555,028	—	—	36,414,707	36,414,707	44,742
Total		$102,811,403	$1,043,788,558	$1,079,252,554	$1,483,229	$7,148,527		$75,979,163	$1,108,588
See accompanying notes to financial statements.
32

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
AAR Corp. (a) (b)	325,441	$19,943,025
AeroVironment, Inc. (a)	255,227	39,276,883
Mercury Systems, Inc. (a) (b)	466,767	19,604,214
Moog, Inc. Class A	262,308	51,632,707
National Presto Industries, Inc.	46,496	4,576,136
Triumph Group, Inc. (a)	716,428	13,368,546
		148,401,511
AIR FREIGHT & LOGISTICS — 0.2%
Forward Air Corp. (a) (b)	183,159	5,906,878
Hub Group, Inc. Class A	552,788	24,632,233
		30,539,111
AIRLINES — 1.2%
Alaska Air Group, Inc. (a)	1,161,344	75,197,024
Allegiant Travel Co. (b)	134,044	12,616,221
JetBlue Airways Corp. (a) (b)	2,709,586	21,297,346
SkyWest, Inc. (a)	367,982	36,846,038
Sun Country Airlines Holdings, Inc. (a)	363,126	5,294,377
		151,251,006
AUTO COMPONENTS — 1.4%
Adient PLC (a)	806,585	13,897,460
American Axle & Manufacturing Holdings, Inc. (a)	1,090,199	6,355,860
Dana, Inc.	1,178,767	13,626,546
Dorman Products, Inc. (a)	247,252	32,031,497
Fox Factory Holding Corp. (a)	386,242	11,691,545
Gentherm, Inc. (a)	279,992	11,178,681
LCI Industries (b)	231,551	23,940,058
Patrick Industries, Inc. (b)	305,651	25,393,485
Phinia, Inc.	381,846	18,393,522
Standard Motor Products, Inc.	191,040	5,918,419
XPEL, Inc. (a) (b)	209,784	8,378,773
		170,805,846
AUTOMOBILES — 0.1%
Winnebago Industries, Inc.	267,780	12,794,528
BANKS — 9.2%
Ameris Bancorp	589,215	36,867,183
Atlantic Union Bankshares Corp. (b)	817,149	30,953,604
Axos Financial, Inc. (a)	493,991	34,505,271
Banc of California, Inc.	1,258,744	19,460,182
BancFirst Corp.	183,064	21,451,440
Bancorp, Inc. (a) (b)	435,757	22,933,891
Bank of Hawaii Corp. (b)	361,498	25,753,118
BankUnited, Inc.	679,907	25,952,050
Banner Corp.	313,019	20,900,279
Berkshire Hills Bancorp, Inc.	390,865	11,112,292
Brookline Bancorp, Inc.	824,009	9,723,306
Security Description	Shares	Value
Capitol Federal Financial, Inc.	1,144,118	$6,761,737
Cathay General Bancorp	648,131	30,857,517
Central Pacific Financial Corp.	250,492	7,276,793
City Holding Co. (b)	134,298	15,911,627
Community Financial System, Inc.	478,333	29,503,580
Customers Bancorp, Inc. (a)	263,819	12,842,709
CVB Financial Corp.	1,194,226	25,568,379
Dime Community Bancshares, Inc.	355,120	10,914,613
Eagle Bancorp, Inc.	278,903	7,259,845
FB Financial Corp.	323,235	16,649,835
First BanCorp	1,481,534	27,541,717
First Bancorp/Southern Pines NC	381,434	16,771,653
First Commonwealth Financial Corp.	920,002	15,566,434
First Financial Bancorp	868,128	23,335,281
First Hawaiian, Inc.	1,163,965	30,204,892
Fulton Financial Corp.	1,657,232	31,951,433
Hanmi Financial Corp.	277,884	6,563,620
Heritage Financial Corp.	307,017	7,521,917
Hilltop Holdings, Inc.	426,911	12,222,462
Hope Bancorp, Inc.	1,116,801	13,725,484
Independent Bank Corp.	386,448	24,806,097
Independent Bank Group, Inc.	329,435	19,986,822
Lakeland Financial Corp. (b)	235,758	16,210,720
National Bank Holdings Corp. Class A	350,452	15,090,463
NBT Bancorp, Inc.	429,888	20,531,451
Northwest Bancshares, Inc.	1,177,270	15,528,191
OFG Bancorp	416,518	17,627,042
Pacific Premier Bancorp, Inc.	876,373	21,839,215
Park National Corp.	132,188	22,660,989
Pathward Financial, Inc.	225,405	16,585,300
Preferred Bank	115,106	9,942,856
Provident Financial Services, Inc.	1,185,943	22,378,744
Renasant Corp.	580,987	20,770,285
S&T Bancorp, Inc.	353,836	13,523,612
Seacoast Banking Corp. of Florida	780,668	21,491,790
ServisFirst Bancshares, Inc. (b)	457,280	38,749,907
Simmons First National Corp. Class A	1,142,091	25,331,578
Southside Bancshares, Inc.	263,467	8,367,712
Stellar Bancorp, Inc.	430,101	12,193,363
Tompkins Financial Corp.	115,733	7,850,169
Triumph Financial, Inc. (a) (b)	202,623	18,414,378
TrustCo Bank Corp.	176,277	5,871,787
Trustmark Corp.	555,374	19,643,578
United Community Banks, Inc.	1,086,230	35,096,091
Veritex Holdings, Inc.	503,123	13,664,821
WaFd, Inc.	738,488	23,808,853
Westamerica BanCorp	247,054	12,960,453

See accompanying notes to financial statements.
33

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
WSFS Financial Corp.	535,940	$28,474,492
		1,137,964,903
BEVERAGES — 0.1%
MGP Ingredients, Inc. (b)	129,293	5,090,265
National Beverage Corp. (b)	216,538	9,239,677
		14,329,942
BIOTECHNOLOGY — 2.3%
ADMA Biologics, Inc. (a)	2,155,572	36,968,060
Alkermes PLC (a)	1,480,451	42,577,771
Arcus Biosciences, Inc. (a)	500,414	7,451,164
Catalyst Pharmaceuticals, Inc. (a)	1,031,376	21,524,817
Dynavax Technologies Corp. (a)	1,128,114	14,406,016
Ironwood Pharmaceuticals, Inc. (a)	1,291,867	5,722,971
Krystal Biotech, Inc. (a) (b)	230,532	36,115,143
Myriad Genetics, Inc. (a)	841,171	11,532,454
Protagonist Therapeutics, Inc. (a)	544,728	21,026,501
TG Therapeutics, Inc. (a) (b)	1,221,280	36,760,528
Tobira Therapeutics, Inc. CVR (a)	740	3,352
Vericel Corp. (a)	453,298	24,890,593
Vir Biotechnology, Inc. (a) (b)	849,343	6,234,178
Xencor, Inc. (a)	634,465	14,580,006
		279,793,554
BROADLINE RETAIL — 0.6%
Etsy, Inc. (a)	1,029,157	54,432,114
Kohl's Corp. (b)	1,028,341	14,437,907
		68,870,021
BUILDING PRODUCTS — 2.7%
American Woodmark Corp. (a)	141,582	11,260,016
Apogee Enterprises, Inc.	202,835	14,484,447
Armstrong World Industries, Inc.	398,799	56,362,263
AZZ, Inc.	273,090	22,371,533
CSW Industrials, Inc.	153,828	54,270,518
Gibraltar Industries, Inc. (a)	275,257	16,212,637
Griffon Corp.	361,095	25,735,241
Hayward Holdings, Inc. (a)	1,299,309	19,866,435
Insteel Industries, Inc.	182,050	4,917,171
Masterbrand, Inc. (a)	1,174,563	17,160,365
Quanex Building Products Corp.	436,928	10,591,135
Resideo Technologies, Inc. (a)	1,338,235	30,846,317
Zurn Elkay Water Solutions Corp.	1,304,307	48,650,651
		332,728,729
CAPITAL MARKETS — 2.7%
Artisan Partners Asset Management, Inc. Class A (b)	637,606	27,448,938
Security Description	Shares	Value
BGC Group, Inc. Class A	3,369,744	$30,529,881
Brightsphere Investment Group, Inc.	255,482	6,729,396
Cohen & Steers, Inc. (b)	243,603	22,494,301
Donnelley Financial Solutions, Inc. (a)	240,637	15,095,159
Moelis & Co. Class A	645,851	47,715,472
Piper Sandler Cos.	144,498	43,342,175
PJT Partners, Inc. Class A (b)	215,824	34,059,185
StepStone Group, Inc. Class A	579,588	33,546,553
StoneX Group, Inc. (a)	258,637	25,338,667
Virtu Financial, Inc. Class A	734,842	26,219,163
Virtus Investment Partners, Inc.	59,713	13,171,494
WisdomTree, Inc.	1,034,181	10,858,900
		336,549,284
CHEMICALS — 1.9%
AdvanSix, Inc.	247,612	7,054,466
Balchem Corp.	297,370	48,469,823
Hawkins, Inc.	172,913	21,211,238
HB Fuller Co.	497,535	33,573,662
Ingevity Corp. (a)	336,138	13,697,623
Innospec, Inc.	226,822	24,964,029
Koppers Holdings, Inc.	188,468	6,106,363
Mativ Holdings, Inc.	505,104	5,505,634
Minerals Technologies, Inc.	289,817	22,086,954
Quaker Chemical Corp. (b)	124,321	17,499,424
Sensient Technologies Corp.	385,503	27,470,944
Stepan Co.	195,585	12,654,349
		240,294,509
COMMERCIAL SERVICES & SUPPLIES — 2.3%
ABM Industries, Inc.	571,427	29,245,634
Brady Corp. Class A	400,944	29,609,714
CoreCivic, Inc. (a)	1,001,903	21,781,371
Deluxe Corp.	410,706	9,277,849
Enviri Corp. (a)	733,022	5,644,269
GEO Group, Inc. (a)	1,239,330	34,676,453
Healthcare Services Group, Inc. (a)	684,253	7,947,599
HNI Corp. (b)	435,480	21,935,128
Interface, Inc.	538,513	13,112,792
Liquidity Services, Inc. (a)	199,796	6,451,413
Matthews International Corp. Class A	284,290	7,869,147
MillerKnoll, Inc.	626,776	14,158,870
OPENLANE, Inc. (a) (b)	970,486	19,254,442
Pitney Bowes, Inc.	1,447,738	10,481,623
UniFirst Corp.	136,554	23,363,024
Vestis Corp.	1,057,392	16,114,654
Viad Corp. (a)	196,381	8,348,156
		279,272,138
COMMUNICATIONS EQUIPMENT — 0.8%
Calix, Inc. (a)	541,415	18,879,141

See accompanying notes to financial statements.
34

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Digi International, Inc. (a)	336,634	$10,176,446
Extreme Networks, Inc. (a)	1,204,977	20,171,315
Harmonic, Inc. (a)	1,077,005	14,248,776
NetScout Systems, Inc. (a)	660,027	14,296,185
Viasat, Inc. (a) (b)	775,086	6,595,982
Viavi Solutions, Inc. (a)	2,015,230	20,353,823
		104,721,668
CONSTRUCTION & ENGINEERING — 1.4%
Arcosa, Inc.	444,585	43,009,153
Dycom Industries, Inc. (a)	266,312	46,354,267
Everus Construction Group, Inc. (a)	466,436	30,668,167
Granite Construction, Inc. (b)	398,140	34,920,859
MYR Group, Inc. (a) (b)	146,523	21,798,227
		176,750,673
CONSUMER FINANCE — 0.9%
Bread Financial Holdings, Inc.	452,382	27,622,445
Encore Capital Group, Inc. (a) (b)	219,312	10,476,534
Enova International, Inc. (a)	238,198	22,838,424
EZCORP, Inc. Class A (a)	479,755	5,862,606
Green Dot Corp. Class A (a)	493,675	5,252,702
Navient Corp. (b)	697,826	9,274,108
PRA Group, Inc. (a)	366,887	7,664,269
PROG Holdings, Inc.	376,679	15,918,455
World Acceptance Corp. (a)	31,147	3,502,169
		108,411,712
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
Andersons, Inc.	297,211	12,042,990
Chefs' Warehouse, Inc. (a)	311,945	15,385,127
Grocery Outlet Holding Corp. (a)	880,402	13,743,075
PriceSmart, Inc.	225,661	20,799,174
SpartanNash Co.	308,493	5,651,592
United Natural Foods, Inc. (a)	549,783	15,014,574
		82,636,532
CONTAINERS & PACKAGING — 0.5%
O-I Glass, Inc. (a)	1,401,055	15,187,436
Sealed Air Corp.	1,333,022	45,096,134
		60,283,570
DIVERSIFIED CONSUMER SERVICES — 1.2%
Adtalem Global Education, Inc. (a)	341,209	30,998,838
Frontdoor, Inc. (a)	690,805	37,766,309
Mister Car Wash, Inc. (a)	859,660	6,266,921
Perdoceo Education Corp.	570,984	15,113,947
Strategic Education, Inc.	220,951	20,641,243
Security Description	Shares	Value
Stride, Inc. (a) (b)	393,480	$40,894,376
		151,681,634
Diversified REITs — 0.8%
Alexander & Baldwin, Inc. REIT	672,568	11,931,356
American Assets Trust, Inc. REIT	440,116	11,557,446
Armada Hoffler Properties, Inc. REIT	716,390	7,328,670
Essential Properties Realty Trust, Inc. REIT	1,604,116	50,176,749
Global Net Lease, Inc. REIT	1,831,433	13,369,461
		94,363,682
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Cogent Communications Holdings, Inc. (b)	384,195	29,609,909
Lumen Technologies, Inc. (a)	9,284,555	49,300,987
Shenandoah Telecommunications Co.	421,287	5,312,429
		84,223,325
ELECTRIC UTILITIES — 0.5%
MGE Energy, Inc. (b)	329,560	30,965,458
Otter Tail Corp. (b)	380,643	28,106,679
		59,072,137
ELECTRICAL EQUIPMENT — 0.4%
Powell Industries, Inc. (b)	84,959	18,831,162
Sunrun, Inc. (a) (b)	2,066,777	19,117,687
Vicor Corp. (a)	213,487	10,315,692
		48,264,541
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.4%
Advanced Energy Industries, Inc.	344,693	39,856,852
Arlo Technologies, Inc. (a)	924,367	10,343,667
Badger Meter, Inc.	269,098	57,081,068
Benchmark Electronics, Inc.	327,652	14,875,401
CTS Corp.	272,880	14,388,962
ePlus, Inc. (a)	240,846	17,793,702
Insight Enterprises, Inc. (a)	248,881	37,854,800
Itron, Inc. (a) (b)	411,007	44,627,140
Knowles Corp. (a)	798,615	15,916,397
OSI Systems, Inc. (a) (b)	141,309	23,659,366
PC Connection, Inc.	114,293	7,917,076
Plexus Corp. (a)	249,115	38,981,515
Rogers Corp. (a)	156,308	15,882,456
Sanmina Corp. (a)	497,844	37,671,855
ScanSource, Inc. (a)	197,807	9,385,942
TTM Technologies, Inc. (a)	926,970	22,942,508
Vishay Intertechnology, Inc. (b)	1,021,924	17,311,393
		426,490,100

See accompanying notes to financial statements.
35

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 2.2%
Archrock, Inc.	1,595,892	$39,721,752
Atlas Energy Solutions, Inc. (b)	558,130	12,379,323
Bristow Group, Inc. (a)	227,756	7,812,031
Cactus, Inc. Class A	607,035	35,426,563
Core Laboratories, Inc. (b)	435,670	7,541,448
Helix Energy Solutions Group, Inc. (a)	1,322,339	12,324,199
Helmerich & Payne, Inc. (b)	898,519	28,770,578
Innovex International, Inc. (a) (b)	344,225	4,808,823
Liberty Energy, Inc. (b)	1,486,767	29,571,796
Nabors Industries Ltd. (a)	83,252	4,759,517
Oceaneering International, Inc. (a) (b)	918,521	23,955,028
Patterson-UTI Energy, Inc.	3,226,348	26,649,634
ProPetro Holding Corp. (a) (b)	743,482	6,936,687
RPC, Inc. (b)	768,017	4,562,021
Tidewater, Inc. (a) (b)	437,458	23,933,327
		269,152,727
ENTERTAINMENT — 0.5%
Cinemark Holdings, Inc. (a) (b)	972,070	30,114,729
Madison Square Garden Sports Corp. (a)	152,495	34,415,071
		64,529,800
FINANCIAL SERVICES — 2.5%
EVERTEC, Inc.	577,758	19,949,984
HA Sustainable Infrastructure Capital, Inc. (b)	1,084,220	29,089,623
Jackson Financial, Inc. Class A	675,769	58,845,964
Mr. Cooper Group, Inc. (a)	585,413	56,205,502
NCR Atleos Corp. (a)	662,480	22,471,322
NMI Holdings, Inc. (a)	719,829	26,460,914
Payoneer Global, Inc. (a)	2,340,229	23,495,899
Radian Group, Inc.	1,362,684	43,224,336
Walker & Dunlop, Inc.	291,867	28,372,391
		308,115,935
FOOD PRODUCTS — 1.2%
B&G Foods, Inc. (b)	723,591	4,985,542
Cal-Maine Foods, Inc.	370,774	38,160,060
Fresh Del Monte Produce, Inc.	310,728	10,319,277
Hain Celestial Group, Inc. (a)	833,639	5,126,880
J&J Snack Foods Corp.	141,264	21,914,284
John B Sanfilippo & Son, Inc.	84,030	7,319,853
Simply Good Foods Co. (a)	830,334	32,366,419
Tootsie Roll Industries, Inc. (b)	151,642	4,902,586
TreeHouse Foods, Inc. (a) (b)	417,402	14,663,332
WK Kellogg Co. (b)	612,341	11,016,015
		150,774,248
Security Description	Shares	Value
GAS UTILITIES — 0.6%
Chesapeake Utilities Corp.	207,504	$25,180,610
MDU Resources Group, Inc. (b)	1,856,602	33,455,968
Northwest Natural Holding Co.	366,819	14,511,360
		73,147,938
GROUND TRANSPORTATION — 0.8%
ArcBest Corp.	212,639	19,843,472
Heartland Express, Inc.	396,788	4,451,961
Hertz Global Holdings, Inc. (a) (b)	1,136,684	4,160,263
Marten Transport Ltd.	535,648	8,361,465
RXO, Inc. (a)	1,280,090	30,517,346
Schneider National, Inc. Class B (b)	435,266	12,744,588
Werner Enterprises, Inc. (b)	561,553	20,170,984
		100,250,079
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Artivion, Inc. (a)	349,949	10,005,042
Avanos Medical, Inc. (a)	426,593	6,791,361
CONMED Corp. (b)	284,650	19,481,446
Embecta Corp.	532,405	10,994,163
Glaukos Corp. (a)	504,439	75,635,584
ICU Medical, Inc. (a)	223,019	34,605,858
Inari Medical, Inc. (a)	463,262	23,649,525
Inspire Medical Systems, Inc. (a) (b)	274,150	50,821,927
Integer Holdings Corp. (a) (b)	306,897	40,669,991
Integra LifeSciences Holdings Corp. (a) (b)	600,865	13,627,618
LeMaitre Vascular, Inc.	189,031	17,417,316
Merit Medical Systems, Inc. (a) (b)	533,153	51,566,558
Omnicell, Inc. (a)	425,216	18,930,616
QuidelOrtho Corp. (a) (b)	599,529	26,709,017
STAAR Surgical Co. (a)	455,610	11,066,767
Tandem Diabetes Care, Inc. (a) (b)	605,305	21,803,086
TransMedics Group, Inc. (a) (b)	308,428	19,230,486
UFP Technologies, Inc. (a)	67,378	16,474,595
		469,480,956
HEALTH CARE PROVIDERS & SERVICES — 2.7%
AdaptHealth Corp. (a) (b)	981,210	9,341,119
Addus HomeCare Corp. (a)	165,283	20,718,224
AMN Healthcare Services, Inc. (a)	352,996	8,443,664
Astrana Health, Inc. (a) (b)	384,060	12,109,412
Concentra Group Holdings Parent, Inc.	994,879	19,678,707
CorVel Corp. (a)	247,875	27,578,572
Fulgent Genetics, Inc. (a) (b)	188,248	3,476,941

See accompanying notes to financial statements.
36

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Hims & Hers Health, Inc. (a) (b)	1,753,927	$42,409,955
National HealthCare Corp. (b)	114,318	12,296,044
NeoGenomics, Inc. (a)	1,184,148	19,514,759
OmniAb, Inc. (a) (c)	84,362	—
Owens & Minor, Inc. (a)	685,759	8,962,870
Patterson Cos., Inc.	712,990	22,002,871
Pediatrix Medical Group, Inc. (a)	782,455	10,265,810
Premier, Inc. Class A (b)	872,653	18,500,244
Privia Health Group, Inc. (a) (b)	948,029	18,533,967
Progyny, Inc. (a) (b)	668,378	11,529,520
RadNet, Inc. (a)	593,687	41,463,100
Select Medical Holdings Corp.	948,166	17,872,929
U.S. Physical Therapy, Inc.	139,221	12,350,295
		337,049,003
HEALTH CARE REITs — 0.7%
CareTrust REIT, Inc.	1,713,898	46,360,941
LTC Properties, Inc. REIT	411,913	14,231,594
Medical Properties Trust, Inc. REIT (b)	5,454,687	21,546,014
Universal Health Realty Income Trust REIT	116,823	4,346,984
		86,485,533
HEALTH CARE TECHNOLOGY — 0.3%
Certara, Inc. (a) (b)	1,015,426	10,814,287
HealthStream, Inc.	222,496	7,075,372
Schrodinger, Inc. (a) (b)	512,065	9,877,734
Simulations Plus, Inc. (b)	149,464	4,168,551
		31,935,944
HOTEL & RESORT REITs — 0.9%
Apple Hospitality REIT, Inc.	2,031,273	31,180,041
DiamondRock Hospitality Co. REIT	1,915,473	17,296,721
Pebblebrook Hotel Trust REIT (b)	1,084,864	14,699,907
Summit Hotel Properties, Inc. REIT	1,006,086	6,891,689
Sunstone Hotel Investors, Inc. REIT	1,825,969	21,619,473
Xenia Hotels & Resorts, Inc. REIT	930,226	13,823,158
		105,510,989
HOTELS, RESTAURANTS & LEISURE — 2.2%
BJ's Restaurants, Inc. (a) (b)	208,252	7,316,934
Bloomin' Brands, Inc.	702,501	8,577,537
Brinker International, Inc. (a)	406,425	53,765,963
Cheesecake Factory, Inc. (b)	432,751	20,529,707
Cracker Barrel Old Country Store, Inc. (b)	205,559	10,865,849
Security Description	Shares	Value
Dave & Buster's Entertainment, Inc. (a) (b)	293,740	$8,574,271
Golden Entertainment, Inc.	187,970	5,939,852
Jack in the Box, Inc. (b)	177,152	7,376,609
Monarch Casino & Resort, Inc.	118,177	9,324,165
Papa John's International, Inc. (b)	301,746	12,392,708
Penn Entertainment, Inc. (a)	1,360,733	26,969,728
Sabre Corp. (a)	3,567,401	13,021,014
Shake Shack, Inc. Class A (a)	366,249	47,539,120
Six Flags Entertainment Corp.	853,308	41,120,913
		273,314,370
HOUSEHOLD DURABLES — 3.2%
Cavco Industries, Inc. (a)	73,793	32,928,650
Century Communities, Inc.	251,950	18,483,052
Champion Homes, Inc. (a)	481,364	42,408,169
Dream Finders Homes, Inc. Class A (a) (b)	256,226	5,962,379
Ethan Allen Interiors, Inc. (b)	210,061	5,904,815
Green Brick Partners, Inc. (a)	283,790	16,031,297
Helen of Troy Ltd. (a)	210,954	12,621,378
Installed Building Products, Inc. (b)	211,554	37,074,839
La-Z-Boy, Inc.	379,359	16,528,672
Leggett & Platt, Inc.	1,241,472	11,918,131
LGI Homes, Inc. (a)	191,031	17,078,171
M/I Homes, Inc. (a)	247,738	32,936,767
Meritage Homes Corp.	330,986	50,912,267
Newell Brands, Inc.	3,789,599	37,744,406
Sonos, Inc. (a)	1,119,485	16,837,054
Tri Pointe Homes, Inc. (a)	852,008	30,893,810
Worthington Enterprises, Inc.	287,576	11,534,673
		397,798,530
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. Class A (a)	480,938	15,895,001
Central Garden & Pet Co. (a) (b)	87,945	3,412,266
Energizer Holdings, Inc.	593,671	20,713,181
WD-40 Co.	123,400	29,946,712
		69,967,160
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Clearway Energy, Inc. Class A	316,040	7,727,178
Clearway Energy, Inc. Class C	761,135	19,789,510
		27,516,688
INDUSTRIAL REITs — 0.7%
Innovative Industrial Properties, Inc. REIT	257,678	17,171,662
LXP Industrial Trust REIT	2,676,717	21,734,942

See accompanying notes to financial statements.
37

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Terreno Realty Corp. REIT (b)	912,442	$53,961,820
		92,868,424
INSURANCE — 2.4%
Ambac Financial Group, Inc. (a)	441,178	5,580,902
AMERISAFE, Inc.	176,213	9,082,018
Assured Guaranty Ltd.	435,908	39,236,079
Employers Holdings, Inc.	225,792	11,567,324
Genworth Financial, Inc. (a)	3,885,215	27,157,653
Goosehead Insurance, Inc. Class A (a) (b)	223,903	24,006,880
HCI Group, Inc. (b)	78,452	9,142,012
Horace Mann Educators Corp.	376,753	14,780,020
Lincoln National Corp.	1,558,531	49,421,018
Mercury General Corp.	245,795	16,340,452
Palomar Holdings, Inc. (a)	242,075	25,560,699
ProAssurance Corp. (a)	473,885	7,539,510
Safety Insurance Group, Inc.	137,351	11,317,722
SiriusPoint Ltd. (a)	834,718	13,681,028
Stewart Information Services Corp. (b)	255,803	17,264,144
Trupanion, Inc. (a) (b)	308,131	14,851,914
United Fire Group, Inc.	197,151	5,608,946
		302,138,321
INTERACTIVE MEDIA & SERVICES — 1.2%
Cargurus, Inc. (a)	807,568	29,508,535
Cars.com, Inc. (a)	537,295	9,311,322
IAC, Inc. (a)	644,344	27,797,000
QuinStreet, Inc. (a)	508,801	11,738,039
Shutterstock, Inc. (b)	219,578	6,664,192
TripAdvisor, Inc. (a) (b)	1,013,392	14,967,800
Yelp, Inc. (a)	598,324	23,155,139
Ziff Davis, Inc. (a)	388,423	21,106,906
		144,248,933
IT SERVICES — 0.5%
DigitalOcean Holdings, Inc. (a) (b)	584,891	19,927,237
DXC Technology Co. (a)	1,648,783	32,942,684
Grid Dynamics Holdings, Inc. (a)	564,700	12,558,928
		65,428,849
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Revelyst, Inc. (a)	540,160	10,387,277
Sturm Ruger & Co., Inc.	156,537	5,536,714
Topgolf Callaway Brands Corp. (a) (b)	1,312,218	10,314,033
		26,238,024
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Azenta, Inc. (a) (b)	413,974	20,698,700
BioLife Solutions, Inc. (a) (b)	334,457	8,682,504
Cytek Biosciences, Inc. (a) (b)	980,947	6,366,346
Security Description	Shares	Value
Fortrea Holdings, Inc. (a) (b)	828,578	$15,452,980
Mesa Laboratories, Inc.	49,907	6,581,236
		57,781,766
MACHINERY — 4.2%
Alamo Group, Inc.	95,809	17,811,851
Albany International Corp. Class A	288,379	23,061,669
Astec Industries, Inc.	211,196	7,096,186
Barnes Group, Inc.	422,465	19,965,696
Enerpac Tool Group Corp.	492,557	20,239,167
Enpro, Inc.	191,128	32,960,024
ESCO Technologies, Inc.	234,415	31,226,422
Federal Signal Corp.	559,080	51,653,401
Franklin Electric Co., Inc.	357,884	34,875,796
Gates Industrial Corp. PLC (a)	2,074,228	42,666,870
Greenbrier Cos., Inc. (b)	287,769	17,551,031
Hillenbrand, Inc.	641,764	19,753,496
John Bean Technologies Corp. (b)	290,032	36,863,067
Kennametal, Inc. (b)	705,489	16,945,846
Lindsay Corp.	99,066	11,720,498
Proto Labs, Inc. (a)	221,022	8,639,750
SPX Technologies, Inc. (a)	424,104	61,715,614
Standex International Corp.	110,582	20,677,728
Tennant Co.	172,462	14,060,827
Titan International, Inc. (a) (b)	458,956	3,116,311
Trinity Industries, Inc.	747,439	26,235,109
Wabash National Corp.	404,219	6,924,272
		525,760,631
MARINE — 0.3%
Matson, Inc.	303,881	40,975,314
MEDIA — 0.8%
Cable One, Inc. (b)	42,592	15,423,415
EchoStar Corp. Class A (a) (b)	1,098,798	25,162,474
John Wiley & Sons, Inc. Class A	381,049	16,655,652
Scholastic Corp.	232,364	4,956,324
TechTarget, Inc. (a)	237,887	4,714,920
TEGNA, Inc. (b)	1,465,764	26,808,824
Thryv Holdings, Inc. (a) (b)	360,306	5,332,529
		99,054,138
METALS & MINING — 1.8%
Alpha Metallurgical Resources, Inc. (a)	99,292	19,870,315
Arch Resources, Inc.	164,668	23,254,415
ATI, Inc. (a)	1,304,905	71,821,971
Century Aluminum Co. (a)	480,203	8,749,299
Ferroglobe PLC (a) (c)	5,429	—
Kaiser Aluminum Corp.	147,482	10,363,560
Materion Corp.	189,596	18,747,252
Metallus, Inc. (a) (b)	341,737	4,828,744
MP Materials Corp. (a) (b)	1,096,242	17,101,375
SunCoke Energy, Inc.	780,287	8,349,071
Warrior Met Coal, Inc.	475,874	25,811,406

See accompanying notes to financial statements.
38

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Worthington Steel, Inc.	321,667	$10,235,444
		219,132,852
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.1%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	1,180,657	10,224,490
Arbor Realty Trust, Inc. REIT (b)	1,714,862	23,750,839
ARMOUR Residential REIT, Inc. (b)	502,953	9,485,694
Blackstone Mortgage Trust, Inc. Class A REIT	1,574,076	27,404,663
Ellington Financial, Inc. REIT (b)	830,293	10,063,151
Franklin BSP Realty Trust, Inc. REIT	757,917	9,504,279
KKR Real Estate Finance Trust, Inc. REIT	540,821	5,462,292
New York Mortgage Trust, Inc. REIT (b)	836,348	5,068,269
PennyMac Mortgage Investment Trust REIT (b)	803,788	10,119,691
Ready Capital Corp. REIT (b)	1,559,374	10,634,931
Redwood Trust, Inc. REIT (b)	1,225,442	8,002,136
Two Harbors Investment Corp. REIT	954,750	11,294,692
		141,015,127
MULTI-UTILITIES — 0.3%
Avista Corp.	727,951	26,664,845
Unitil Corp.	149,870	8,121,455
		34,786,300
OFFICE REITs — 1.1%
Brandywine Realty Trust REIT	1,595,484	8,934,710
Douglas Emmett, Inc. REIT (b)	1,523,357	28,273,506
Easterly Government Properties, Inc. REIT	897,905	10,200,201
Highwoods Properties, Inc. REIT	964,782	29,503,033
JBG SMITH Properties REIT	764,003	11,742,726
SL Green Realty Corp. REIT	646,979	43,942,814
		132,596,990
OIL, GAS & CONSUMABLE FUELS — 2.6%
California Resources Corp. (b)	652,547	33,860,664
Comstock Resources, Inc. (a) (b)	839,106	15,288,511
CONSOL Energy, Inc. (b)	243,370	25,962,712
Crescent Energy Co. Class A	1,586,886	23,184,404
CVR Energy, Inc. (b)	314,074	5,885,747
Dorian LPG Ltd.	336,396	8,197,970
Green Plains, Inc. (a)	601,077	5,698,210
International Seaways, Inc. (b)	368,099	13,229,478
Magnolia Oil & Gas Corp. Class A	1,747,963	40,867,375
Security Description	Shares	Value
Northern Oil & Gas, Inc. (b)	904,151	$33,598,251
Par Pacific Holdings, Inc. (a)	522,645	8,566,152
Peabody Energy Corp. (b)	1,104,749	23,133,444
REX American Resources Corp. (a)	141,097	5,882,334
SM Energy Co.	1,042,405	40,403,618
Talos Energy, Inc. (a) (b)	1,151,172	11,177,880
Vital Energy, Inc. (a) (b)	248,485	7,683,156
World Kinect Corp. (b)	526,311	14,478,816
		317,098,722
PERSONAL CARE PRODUCTS — 0.3%
Edgewell Personal Care Co. (b)	441,721	14,841,826
Interparfums, Inc. (b)	162,963	21,431,264
USANA Health Sciences, Inc. (a)	101,946	3,658,842
		39,931,932
PAPER & FOREST PRODUCTS — 0.2%
Sylvamo Corp.	313,244	24,752,541
PHARMACEUTICALS — 1.7%
Amphastar Pharmaceuticals, Inc. (a) (b)	339,655	12,611,390
ANI Pharmaceuticals, Inc. (a)	153,542	8,487,802
Collegium Pharmaceutical, Inc. (a) (b)	296,037	8,481,460
Corcept Therapeutics, Inc. (a) (b)	853,223	42,993,907
Harmony Biosciences Holdings, Inc. (a)	353,195	12,153,440
Innoviva, Inc. (a)	509,858	8,846,036
Ligand Pharmaceuticals, Inc. (a) (b)	172,139	18,444,694
Organon & Co. (b)	2,345,303	34,991,921
Pacira BioSciences, Inc. (a) (b)	424,265	7,993,152
Phibro Animal Health Corp. Class A	190,322	3,996,762
Prestige Consumer Healthcare, Inc. (a)	449,931	35,135,112
Supernus Pharmaceuticals, Inc. (a)	509,294	18,416,071
		212,551,747
PROFESSIONAL SERVICES — 1.5%
Amentum Holdings, Inc. (a)	1,127,556	23,712,503
CSG Systems International, Inc.	252,090	12,884,320
Heidrick & Struggles International, Inc.	187,930	8,327,178
Korn Ferry	473,517	31,938,722
NV5 Global, Inc. (a)	482,572	9,091,656
Robert Half, Inc.	928,546	65,425,351

See accompanying notes to financial statements.
39

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Verra Mobility Corp. (a)	1,500,963	$36,293,285
		187,673,015
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Cushman & Wakefield PLC (a)	2,087,941	27,310,268
eXp World Holdings, Inc. (b)	784,056	9,024,485
Kennedy-Wilson Holdings, Inc.	1,093,405	10,923,116
Marcus & Millichap, Inc.	222,182	8,500,683
St. Joe Co.	350,728	15,758,209
		71,516,761
RESIDENTIAL REITs — 0.3%
Centerspace REIT	149,534	9,891,674
Elme Communities REIT	815,010	12,445,203
NexPoint Residential Trust, Inc. REIT	203,142	8,481,178
Veris Residential, Inc. REIT	747,698	12,434,218
		43,252,273
RETAIL REITs — 2.0%
Acadia Realty Trust REIT	1,088,449	26,296,928
Curbline Properties Corp. REIT	871,910	20,245,750
Getty Realty Corp. REIT (b)	460,917	13,887,429
Macerich Co. REIT	2,246,454	44,749,364
Phillips Edison & Co., Inc. REIT	1,117,252	41,852,260
Retail Opportunity Investments Corp. REIT	1,178,621	20,460,860
Saul Centers, Inc. REIT	110,791	4,298,691
SITE Centers Corp. REIT	435,300	6,655,737
Tanger, Inc. REIT	1,011,297	34,515,567
Urban Edge Properties REIT	1,138,361	24,474,761
Whitestone REIT	404,951	5,738,156
		243,175,503
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Alpha & Omega Semiconductor Ltd. (a)	219,768	8,138,009
Axcelis Technologies, Inc. (a)	295,323	20,634,218
CEVA, Inc. (a)	215,629	6,803,095
Cohu, Inc. (a)	431,069	11,509,542
Diodes, Inc. (a)	421,523	25,995,323
FormFactor, Inc. (a)	708,671	31,181,524
Ichor Holdings Ltd. (a)	312,474	10,067,912
Impinj, Inc. (a) (b)	210,638	30,597,276
Kulicke & Soffa Industries, Inc.	489,737	22,851,128
MaxLinear, Inc. (a)	705,516	13,955,107
PDF Solutions, Inc. (a)	287,588	7,787,883
Penguin Solutions, Inc. (a) (b)	488,719	9,378,518
Photronics, Inc. (a)	586,241	13,811,838
Qorvo, Inc. (a)	864,790	60,474,765
Semtech Corp. (a)	771,738	47,731,995
SiTime Corp. (a)	173,273	37,172,257
Security Description	Shares	Value
SolarEdge Technologies, Inc. (a) (b)	525,842	$7,151,451
Ultra Clean Holdings, Inc. (a)	416,461	14,971,773
Veeco Instruments, Inc. (a) (b)	525,601	14,086,107
Wolfspeed, Inc. (a) (b)	1,168,469	7,782,004
		402,081,725
SOFTWARE — 4.0%
A10 Networks, Inc.	683,466	12,575,774
ACI Worldwide, Inc. (a)	959,696	49,817,819
Adeia, Inc.	1,007,549	14,085,535
Agilysys, Inc. (a)	203,450	26,796,399
Alarm.com Holdings, Inc. (a)	449,876	27,352,461
BlackLine, Inc. (a)	477,032	28,984,464
Box, Inc. Class A (a)	1,305,182	41,243,751
Clear Secure, Inc. Class A (b)	860,431	22,921,882
DoubleVerify Holdings, Inc. (a)	1,276,973	24,530,651
InterDigital, Inc. (b)	231,010	44,751,257
LiveRamp Holdings, Inc. (a)	592,480	17,993,618
MARA Holdings, Inc. (a) (b)	2,944,367	49,377,035
N-able, Inc. (a)	654,581	6,113,787
NCR Voyix Corp. (a) (b)	1,343,520	18,594,317
Progress Software Corp. (b)	391,228	25,488,504
SolarWinds Corp.	501,358	7,144,352
Sprinklr, Inc. Class A (a) (b)	1,000,542	8,454,580
SPS Commerce, Inc. (a)	343,030	63,114,090
		489,340,276
SPECIALIZED REITs — 0.5%
Four Corners Property Trust, Inc. REIT	879,476	23,868,979
Outfront Media, Inc. REIT	1,277,307	22,659,426
Safehold, Inc. REIT (b)	421,720	7,793,386
Uniti Group, Inc. REIT	2,257,649	12,417,069
		66,738,860
SPECIALTY RETAIL — 4.0%
Academy Sports & Outdoors, Inc. (b)	640,418	36,843,248
Advance Auto Parts, Inc. (b)	539,468	25,511,442
American Eagle Outfitters, Inc.	1,589,919	26,503,950
Asbury Automotive Group, Inc. (a)	178,555	43,394,222
Bath & Body Works, Inc.	2,004,482	77,713,767
Boot Barn Holdings, Inc. (a)	278,160	42,230,251
Buckle, Inc. (b)	276,536	14,050,794
Caleres, Inc. (b)	325,740	7,544,138
Foot Locker, Inc. (a)	761,877	16,578,444
Group 1 Automotive, Inc. (b)	118,990	50,151,905
Guess?, Inc. (b)	261,233	3,672,936
Leslie's, Inc. (a) (b)	1,693,210	3,775,858
MarineMax, Inc. (a) (b)	182,829	5,292,900
Monro, Inc. (b)	275,312	6,827,738
National Vision Holdings, Inc. (a)	723,374	7,537,557
ODP Corp. (a) (b)	270,220	6,144,803
Sally Beauty Holdings, Inc. (a)	920,848	9,622,862
Shoe Carnival, Inc. (b)	162,177	5,364,815

See accompanying notes to financial statements.
40

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Signet Jewelers Ltd. (b)	401,002	$32,364,871
Sonic Automotive, Inc. Class A (b)	134,898	8,545,788
Upbound Group, Inc. (b)	450,173	13,131,546
Urban Outfitters, Inc. (a)	512,067	28,102,237
Victoria's Secret & Co. (a)	714,796	29,606,850
		500,512,922
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Corsair Gaming, Inc. (a) (b)	422,078	2,789,935
Xerox Holdings Corp. (b)	1,069,367	9,014,764
		11,804,699
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Carter's, Inc. (b)	327,180	17,729,884
G-III Apparel Group Ltd. (a)	349,259	11,392,829
Hanesbrands, Inc. (a) (b)	3,206,444	26,100,454
Kontoor Brands, Inc.	452,140	38,617,277
Oxford Industries, Inc. (b)	136,571	10,759,063
Steven Madden Ltd.	656,956	27,933,769
VF Corp. (b)	3,027,467	64,969,442
Wolverine World Wide, Inc. (b)	739,779	16,423,094
		213,925,812
TOBACCO — 0.1%
Universal Corp. (b)	228,321	12,521,124
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Air Lease Corp. (b)	947,699	45,688,569
Boise Cascade Co.	351,375	41,764,432
DNOW, Inc. (a)	958,077	12,464,582
DXP Enterprises, Inc. (a)	118,153	9,761,801
GMS, Inc. (a)	357,619	30,336,820
Rush Enterprises, Inc. Class A	571,983	31,338,948
		171,355,152
WATER UTILITIES — 0.6%
American States Water Co.	346,305	26,914,825
California Water Service Group	543,660	24,644,108
Middlesex Water Co.	165,105	8,689,476
SJW Group	275,364	13,553,416
		73,801,825
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Gogo, Inc. (a) (b)	549,016	4,441,540
Security Description	Shares	Value
Telephone & Data Systems, Inc.	887,592	$30,275,763
		34,717,303
TOTAL COMMON STOCKS (Cost $11,014,741,705)		12,364,302,417

SHORT-TERM INVESTMENTS — 8.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (d) (e)	17,243,517	17,243,517
State Street Navigator Securities Lending Portfolio II (f) (g)	978,130,103	978,130,103
TOTAL SHORT-TERM INVESTMENTS (Cost $995,373,620)		995,373,620
TOTAL INVESTMENTS — 107.9% (Cost $12,010,115,325)		13,359,676,037
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9)%		(972,568,054)
NET ASSETS — 100.0%		$12,387,107,983
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
41

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	257	03/21/2025	$30,954,638	$28,909,930	$(2,044,708)

During the period ended December 31, 2024, the average notional value related to futures contracts was $17,750,652.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,364,299,065	$3,352	$0(a)	$12,364,302,417
Short-Term Investments	995,373,620	—	—	995,373,620
TOTAL INVESTMENTS	$13,359,672,685	$3,352	$0	$13,359,676,037
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(2,044,708)	$—	$—	$(2,044,708)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,044,708)	$—	$—	$(2,044,708)
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2024.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,698,607	$6,700,617	$43,868,139	$50,568,756	$337	$(337)	—	$—	$70,799
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	268,651,660	251,408,143	—	—	17,243,517	17,243,517	326,602
State Street Navigator Securities Lending Portfolio II	751,498,526	751,498,526	2,511,849,457	2,285,217,880	—	—	978,130,103	978,130,103	1,572,498
Total		$758,199,143	$2,824,369,256	$2,587,194,779	$337	$(337)		$995,373,620	$1,969,899
See accompanying notes to financial statements.
42

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.8%
AAR Corp. (a)	6,196	$379,691
AeroVironment, Inc. (a)	3,902	600,479
Axon Enterprise, Inc. (a)	12,838	7,629,880
Boeing Co. (a)	131,479	23,271,783
BWX Technologies, Inc.	16,658	1,855,535
Curtiss-Wright Corp.	7,034	2,496,156
General Dynamics Corp.	45,854	12,082,070
General Electric Co.	196,604	32,791,581
Hexcel Corp.	15,615	979,060
Howmet Aerospace, Inc.	71,312	7,799,393
Huntington Ingalls Industries, Inc.	7,717	1,458,281
L3Harris Technologies, Inc.	34,459	7,246,039
Lockheed Martin Corp.	37,824	18,380,195
Mercury Systems, Inc. (a)	9,706	407,652
Moog, Inc. Class A	5,368	1,056,637
National Presto Industries, Inc.	108	10,629
Northrop Grumman Corp.	24,273	11,391,076
RTX Corp.	241,058	27,895,232
Textron, Inc.	35,856	2,742,625
TransDigm Group, Inc.	10,139	12,848,952
Triumph Group, Inc. (a) (b)	12,216	227,951
Woodward, Inc.	10,568	1,758,727
		175,309,624
AIR FREIGHT & LOGISTICS — 0.4%
CH Robinson Worldwide, Inc.	21,238	2,194,310
Expeditors International of Washington, Inc.	26,805	2,969,190
FedEx Corp.	39,813	11,200,591
Forward Air Corp. (a) (b)	5,147	165,991
GXO Logistics, Inc. (a)	21,575	938,512
Hub Group, Inc. Class A	11,992	534,364
United Parcel Service, Inc. Class B	131,433	16,573,701
		34,576,659
AIRLINES — 0.2%
Alaska Air Group, Inc. (a) (b)	22,780	1,475,005
Allegiant Travel Co. (b)	2,498	235,112
American Airlines Group, Inc. (a)	112,976	1,969,172
Delta Air Lines, Inc.	115,595	6,993,497
JetBlue Airways Corp. (a) (b)	55,316	434,784
SkyWest, Inc. (a)	9,061	907,278
Southwest Airlines Co. (b)	105,546	3,548,456
Sun Country Airlines Holdings, Inc. (a) (b)	1,314	19,158
United Airlines Holdings, Inc. (a)	55,527	5,391,672
		20,974,134
AUTO COMPONENTS — 0.1%
Adient PLC (a)	16,236	279,746
American Axle & Manufacturing Holdings, Inc. (a)	17,523	102,159
Aptiv PLC (a)	38,856	2,350,011
Security Description	Shares	Value
Autoliv, Inc.	14,110	$1,323,377
BorgWarner, Inc.	43,708	1,389,477
Dana, Inc.	27,408	316,837
Dorman Products, Inc. (a)	5,394	698,793
Fox Factory Holding Corp. (a)	6,845	207,198
Gentex Corp. (b)	44,444	1,276,876
Gentherm, Inc. (a)	5,827	232,643
Goodyear Tire & Rubber Co. (a) (b)	51,051	459,459
LCI Industries (b)	4,938	510,540
Lear Corp.	10,286	974,084
Patrick Industries, Inc. (b)	5,167	429,274
Phinia, Inc.	8,712	419,657
Standard Motor Products, Inc.	2,866	88,789
Visteon Corp. (a)	5,229	463,917
XPEL, Inc. (a) (b)	2,400	95,856
		11,618,693
AUTOMOBILES — 2.3%
Ford Motor Co.	707,521	7,004,458
General Motors Co.	193,675	10,317,067
Harley-Davidson, Inc. (b)	22,889	689,646
Tesla, Inc. (a)	501,923	202,696,584
Thor Industries, Inc. (b)	9,883	945,902
Winnebago Industries, Inc. (b)	5,971	285,294
		221,938,951
BANKS — 3.7%
Ameris Bancorp	10,241	640,779
Associated Banc-Corp.	28,797	688,248
Atlantic Union Bankshares Corp. (b)	13,874	525,547
Axos Financial, Inc. (a)	10,024	700,176
Banc of California, Inc.	24,172	373,699
BancFirst Corp.	3,156	369,820
Bancorp, Inc. (a)	9,510	500,511
Bank of America Corp.	1,194,776	52,510,405
Bank of Hawaii Corp. (b)	7,618	542,706
Bank OZK	21,676	965,232
BankUnited, Inc.	16,225	619,308
Banner Corp.	5,744	383,527
Berkshire Hills Bancorp, Inc.	8,179	232,529
Brookline Bancorp, Inc.	15,519	183,124
Cadence Bank	31,695	1,091,893
Capitol Federal Financial, Inc.	23,709	140,120
Cathay General Bancorp	13,585	646,782
Central Pacific Financial Corp.	6,038	175,404
Citigroup, Inc.	336,910	23,715,095
Citizens Financial Group, Inc.	84,378	3,692,381
City Holding Co.	3,045	360,772
Columbia Banking System, Inc.	35,350	954,804
Comerica, Inc.	25,220	1,559,857
Commerce Bancshares, Inc.	23,353	1,455,125
Community Financial System, Inc.	9,769	602,552
Cullen/Frost Bankers, Inc.	10,606	1,423,856
Customers Bancorp, Inc. (a)	6,099	296,899

See accompanying notes to financial statements.
43

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
CVB Financial Corp.	22,680	$485,579
Dime Community Bancshares, Inc.	6,010	184,717
Eagle Bancorp, Inc.	6,200	161,386
East West Bancorp, Inc.	25,880	2,478,269
FB Financial Corp.	3,841	197,850
Fifth Third Bancorp	123,527	5,222,722
First BanCorp	38,574	717,091
First Bancorp/Southern Pines NC	2,310	101,571
First Commonwealth Financial Corp.	18,483	312,732
First Financial Bancorp	16,212	435,779
First Financial Bankshares, Inc.	25,284	911,488
First Hawaiian, Inc.	24,042	623,890
First Horizon Corp.	89,341	1,799,328
Flagstar Financial, Inc. (b)	42,007	391,925
FNB Corp.	60,693	897,043
Fulton Financial Corp.	30,552	589,043
Glacier Bancorp, Inc.	16,891	848,266
Hancock Whitney Corp.	16,634	910,212
Hanmi Financial Corp.	6,098	144,035
Heritage Financial Corp.	5,992	146,804
Hilltop Holdings, Inc.	10,669	305,453
Home BancShares, Inc.	29,498	834,793
Hope Bancorp, Inc.	24,178	297,148
Huntington Bancshares, Inc.	264,981	4,311,241
Independent Bank Corp.	6,944	445,735
Independent Bank Group, Inc.	6,334	384,284
International Bancshares Corp.	10,111	638,611
JPMorgan Chase & Co.	506,033	121,301,170
KeyCorp	174,679	2,993,998
Lakeland Financial Corp.	4,742	326,060
M&T Bank Corp.	30,096	5,658,349
National Bank Holdings Corp. Class A	6,541	281,655
NBT Bancorp, Inc.	8,958	427,834
Northwest Bancshares, Inc.	20,581	271,463
OFG Bancorp	8,593	363,656
Old National Bancorp	52,496	1,139,426
Pacific Premier Bancorp, Inc.	17,704	441,184
Park National Corp.	2,656	455,318
Pathward Financial, Inc.	6,152	452,664
Pinnacle Financial Partners, Inc.	13,445	1,537,974
PNC Financial Services Group, Inc.	72,358	13,954,240
Preferred Bank (b)	2,606	225,106
Prosperity Bancshares, Inc.	16,583	1,249,529
Provident Financial Services, Inc.	13,615	256,915
Regions Financial Corp.	174,853	4,112,543
Renasant Corp.	10,468	374,231
S&T Bancorp, Inc.	7,030	268,687
Seacoast Banking Corp. of Florida	8,535	234,969
ServisFirst Bancshares, Inc. (b)	8,540	723,680
Security Description	Shares	Value
Simmons First National Corp. Class A	21,083	$467,621
Southside Bancshares, Inc.	5,968	189,544
SouthState Corp.	13,810	1,373,819
Stellar Bancorp, Inc.	4,759	134,918
Synovus Financial Corp.	27,201	1,393,507
Texas Capital Bancshares, Inc. (a)	9,050	707,710
Tompkins Financial Corp.	2,328	157,908
Triumph Financial, Inc. (a)	3,556	323,169
Truist Financial Corp.	243,580	10,566,500
TrustCo Bank Corp.	3,432	114,320
Trustmark Corp.	11,945	422,495
U.S. Bancorp	282,856	13,529,003
UMB Financial Corp. (b)	6,727	759,209
United Bankshares, Inc.	20,960	787,048
United Community Banks, Inc.	15,133	488,947
Valley National Bancorp	72,541	657,221
Veritex Holdings, Inc.	7,129	193,624
WaFd, Inc.	13,898	448,072
Webster Financial Corp.	33,152	1,830,653
Wells Fargo & Co.	595,336	41,816,401
Westamerica BanCorp	4,100	215,086
Western Alliance Bancorp	17,593	1,469,719
Wintrust Financial Corp.	10,120	1,262,065
WSFS Financial Corp.	9,442	501,653
Zions Bancorp NA	28,993	1,572,870
		358,561,879
BEVERAGES — 1.1%
Boston Beer Co., Inc. Class A (a)	1,932	579,561
Brown-Forman Corp. Class B	33,289	1,264,316
Celsius Holdings, Inc. (a) (b)	26,973	710,469
Coca-Cola Co.	694,765	43,256,069
Coca-Cola Consolidated, Inc.	786	990,352
Constellation Brands, Inc. Class A	29,271	6,468,891
Keurig Dr. Pepper, Inc.	183,680	5,899,802
MGP Ingredients, Inc. (b)	2,937	115,630
Molson Coors Beverage Co. Class B	34,625	1,984,705
Monster Beverage Corp. (a)	121,981	6,411,321
National Beverage Corp.	5,080	216,764
PepsiCo, Inc.	245,859	37,385,319
		105,283,199
BIOTECHNOLOGY — 1.7%
AbbVie, Inc.	316,654	56,269,416
ADMA Biologics, Inc. (a)	30,404	521,429
Alkermes PLC (a)	30,213	868,926
Amgen, Inc.	97,337	25,369,916
Arcus Biosciences, Inc. (a)	8,681	129,260
Arrowhead Pharmaceuticals, Inc. (a)	17,960	337,648
Biogen, Inc. (a)	26,433	4,042,134
BioMarin Pharmaceutical, Inc. (a)	34,420	2,262,427

See accompanying notes to financial statements.
44

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Catalyst Pharmaceuticals, Inc. (a)	17,569	$366,665
Cytokinetics, Inc. (a)	20,095	945,269
Dynavax Technologies Corp. (a)	20,707	264,428
Exelixis, Inc. (a)	56,740	1,889,442
Gilead Sciences, Inc.	226,985	20,966,604
Halozyme Therapeutics, Inc. (a)	23,537	1,125,304
Incyte Corp. (a)	33,457	2,310,875
Ironwood Pharmaceuticals, Inc. (a) (b)	24,850	110,086
Krystal Biotech, Inc. (a)	4,580	717,503
Moderna, Inc. (a)	60,141	2,500,663
Myriad Genetics, Inc. (a)	14,857	203,689
Neurocrine Biosciences, Inc. (a)	17,095	2,333,467
Protagonist Therapeutics, Inc. (a)	10,652	411,167
Regeneron Pharmaceuticals, Inc. (a)	19,423	13,835,586
Roivant Sciences Ltd. (a) (b)	62,001	733,472
Sarepta Therapeutics, Inc. (a)	16,970	2,063,382
TG Therapeutics, Inc. (a) (b)	14,991	451,229
United Therapeutics Corp. (a)	8,122	2,865,766
Vericel Corp. (a)	8,593	471,842
Vertex Pharmaceuticals, Inc. (a)	46,792	18,843,138
Vir Biotechnology, Inc. (a)	13,657	100,242
Xencor, Inc. (a)	10,464	240,463
		163,551,438
BROADLINE RETAIL — 3.9%
Amazon.com, Inc. (a)	1,680,274	368,635,313
eBay, Inc.	84,379	5,227,279
Etsy, Inc. (a)	22,145	1,171,249
Kohl's Corp. (b)	20,051	281,516
Macy's, Inc.	55,592	941,173
Nordstrom, Inc.	19,614	473,678
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	9,980	1,095,105
		377,825,313
BUILDING PRODUCTS — 0.7%
A.O. Smith Corp.	22,203	1,514,467
AAON, Inc.	10,565	1,243,289
Advanced Drainage Systems, Inc.	11,700	1,352,520
Allegion PLC	16,482	2,153,868
American Woodmark Corp. (a)	2,985	237,397
Apogee Enterprises, Inc.	5,578	398,325
Armstrong World Industries, Inc.	8,049	1,137,565
AZZ, Inc.	5,688	465,961
Builders FirstSource, Inc. (a)	22,278	3,184,195
Carlisle Cos., Inc.	8,830	3,256,857
Carrier Global Corp.	152,257	10,393,063
CSW Industrials, Inc.	2,299	811,087
Fortune Brands Innovations, Inc.	22,771	1,555,942
Gibraltar Industries, Inc. (a)	5,812	342,327
Griffon Corp.	8,832	629,457
Hayward Holdings, Inc. (a)	22,819	348,903
Security Description	Shares	Value
Insteel Industries, Inc.	3,078	$83,137
Johnson Controls International PLC	123,485	9,746,671
Lennox International, Inc.	6,061	3,692,967
Masco Corp.	40,757	2,957,735
Masterbrand, Inc. (a)	24,996	365,192
Owens Corning	16,296	2,775,535
Quanex Building Products Corp. (b)	6,097	147,791
Resideo Technologies, Inc. (a)	26,844	618,754
Simpson Manufacturing Co., Inc.	7,674	1,272,579
Trane Technologies PLC	41,414	15,296,261
Trex Co., Inc. (a)	21,060	1,453,772
UFP Industries, Inc.	11,200	1,261,680
Zurn Elkay Water Solutions Corp. (b)	19,371	722,538
		69,419,835
CAPITAL MARKETS — 3.2%
Affiliated Managers Group, Inc.	6,068	1,122,095
Ameriprise Financial, Inc.	17,206	9,160,991
Artisan Partners Asset Management, Inc. Class A (b)	12,515	538,771
Bank of New York Mellon Corp.	129,622	9,958,858
BGC Group, Inc. Class A	70,067	634,807
Blackrock, Inc.	25,437	26,075,723
Blackstone, Inc.	129,066	22,253,560
Brightsphere Investment Group, Inc.	5,126	135,019
Carlyle Group, Inc.	39,142	1,976,280
Cboe Global Markets, Inc.	19,766	3,862,276
Charles Schwab Corp.	270,255	20,001,573
CME Group, Inc.	65,071	15,111,438
Cohen & Steers, Inc. (b)	4,728	436,584
Donnelley Financial Solutions, Inc. (a)	5,753	360,886
Evercore, Inc. Class A	6,670	1,848,857
FactSet Research Systems, Inc.	6,940	3,333,143
Federated Hermes, Inc.	16,974	697,801
Franklin Resources, Inc.	50,822	1,031,178
Goldman Sachs Group, Inc.	56,532	32,371,354
Hamilton Lane, Inc. Class A (b)	6,197	917,466
Houlihan Lokey, Inc.	9,354	1,624,416
Interactive Brokers Group, Inc. Class A	19,442	3,434,818
Intercontinental Exchange, Inc.	103,938	15,487,801
Invesco Ltd.	70,525	1,232,777
Janus Henderson Group PLC	27,217	1,157,539
Jefferies Financial Group, Inc.	30,519	2,392,690
KKR & Co., Inc.	120,660	17,846,821
MarketAxess Holdings, Inc.	7,203	1,628,166
Moelis & Co. Class A	12,115	895,056
Moody's Corp.	28,527	13,503,826
Morgan Stanley	221,946	27,903,051
Morningstar, Inc.	4,844	1,631,265
MSCI, Inc.	14,303	8,581,943
Nasdaq, Inc.	75,052	5,802,270

See accompanying notes to financial statements.
45

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Northern Trust Corp.	37,653	$3,859,432
Piper Sandler Cos.	2,641	792,168
PJT Partners, Inc. Class A (b)	4,082	644,180
Raymond James Financial, Inc.	33,741	5,240,990
S&P Global, Inc.	57,168	28,471,379
SEI Investments Co.	18,167	1,498,414
State Street Corp. (c)	50,664	4,972,672
StepStone Group, Inc. Class A	9,419	545,172
Stifel Financial Corp.	18,943	2,009,473
StoneX Group, Inc. (a)	4,592	449,878
T. Rowe Price Group, Inc.	40,839	4,618,482
Virtu Financial, Inc. Class A	6,741	240,519
Virtus Investment Partners, Inc.	850	187,493
WisdomTree, Inc. (b)	21,470	225,435
		308,706,786
CHEMICALS — 1.3%
AdvanSix, Inc.	5,951	169,544
Air Products & Chemicals, Inc.	40,214	11,663,669
Albemarle Corp. (b)	21,629	1,861,824
Arcadium Lithium PLC (a) (b)	186,528	956,889
Ashland, Inc.	9,887	706,525
Avient Corp.	14,756	602,930
Axalta Coating Systems Ltd. (a)	40,411	1,382,864
Balchem Corp.	5,788	943,415
Cabot Corp.	10,451	954,281
Celanese Corp.	18,320	1,267,927
CF Industries Holdings, Inc.	34,950	2,981,934
Chemours Co. (b)	29,201	493,497
Corteva, Inc.	127,670	7,272,083
Dow, Inc.	127,694	5,124,360
DuPont de Nemours, Inc.	77,863	5,937,054
Eastman Chemical Co.	21,570	1,969,772
Ecolab, Inc.	45,320	10,619,382
FMC Corp.	23,188	1,127,169
Hawkins, Inc. (b)	3,944	483,811
HB Fuller Co.	9,772	659,415
Ingevity Corp. (a)	7,263	295,967
Innospec, Inc.	4,754	523,225
International Flavors & Fragrances, Inc.	44,824	3,789,869
Koppers Holdings, Inc.	3,156	102,254
Linde PLC	86,061	36,031,159
LyondellBasell Industries NV Class A	46,446	3,449,544
Mativ Holdings, Inc.	10,370	113,033
Minerals Technologies, Inc.	6,018	458,632
Mosaic Co.	62,370	1,533,055
NewMarket Corp.	1,236	653,041
Olin Corp.	22,157	748,907
PPG Industries, Inc.	42,748	5,106,249
Quaker Chemical Corp. (b)	2,498	351,618
RPM International, Inc.	24,040	2,958,362
Scotts Miracle-Gro Co.	7,578	502,725
Sensient Technologies Corp.	7,927	564,878
Sherwin-Williams Co.	42,615	14,486,117
Stepan Co.	3,160	204,452
Security Description	Shares	Value
Westlake Corp.	6,154	$705,556
		129,756,988
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	11,796	603,719
Brady Corp. Class A	8,913	658,225
Brink's Co.	9,007	835,579
Cintas Corp.	63,060	11,521,062
Clean Harbors, Inc. (a)	8,935	2,056,301
Copart, Inc. (a)	157,894	9,061,537
CoreCivic, Inc. (a)	24,846	540,152
Deluxe Corp.	9,171	207,173
Enviri Corp. (a)	15,182	116,901
GEO Group, Inc. (a)	25,221	705,684
Healthcare Services Group, Inc. (a)	13,475	156,512
HNI Corp. (b)	7,994	402,658
Interface, Inc.	12,069	293,880
Liquidity Services, Inc. (a)	4,807	155,218
Matthews International Corp. Class A	6,066	167,907
MillerKnoll, Inc.	11,877	268,302
MSA Safety, Inc.	6,251	1,036,228
OPENLANE, Inc. (a) (b)	22,864	453,622
Pitney Bowes, Inc.	31,066	224,918
RB Global, Inc. (b)	33,280	3,002,189
Republic Services, Inc.	37,994	7,643,633
Rollins, Inc.	51,121	2,369,458
Tetra Tech, Inc.	50,685	2,019,290
UniFirst Corp.	2,760	472,208
Veralto Corp.	40,020	4,076,037
Vestis Corp.	23,837	363,276
Viad Corp. (a)	3,166	134,587
Waste Management, Inc.	66,835	13,486,635
		63,032,891
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	182,044	20,121,323
Calix, Inc. (a)	10,124	353,024
Ciena Corp. (a)	27,973	2,372,390
Cisco Systems, Inc.	720,524	42,655,021
Digi International, Inc. (a)	5,603	169,379
Extreme Networks, Inc. (a)	23,334	390,611
F5, Inc. (a)	11,222	2,821,996
Harmonic, Inc. (a)	23,315	308,458
Juniper Networks, Inc.	59,611	2,232,432
Lumentum Holdings, Inc. (a)	13,721	1,151,878
Motorola Solutions, Inc.	30,402	14,052,717
NetScout Systems, Inc. (a)	12,999	281,558
Viasat, Inc. (a) (b)	10,991	93,533
Viavi Solutions, Inc. (a)	41,850	422,685
		87,427,005
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	25,130	2,684,387
Arcosa, Inc.	8,596	831,577
Comfort Systems USA, Inc.	6,120	2,595,247

See accompanying notes to financial statements.
46

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Dycom Industries, Inc. (a)	5,764	$1,003,282
EMCOR Group, Inc.	8,547	3,879,483
Everus Construction Group, Inc. (a)	9,279	610,094
Fluor Corp. (a)	30,824	1,520,240
Granite Construction, Inc. (b)	9,262	812,370
MasTec, Inc. (a)	10,530	1,433,554
MYR Group, Inc. (a) (b)	2,940	437,384
Quanta Services, Inc.	25,786	8,149,665
Valmont Industries, Inc.	2,888	885,663
		24,842,946
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	6,247	1,541,510
Knife River Corp. (a)	9,380	953,383
Martin Marietta Materials, Inc.	11,231	5,800,811
Vulcan Materials Co.	23,359	6,008,636
		14,304,340
CONSUMER FINANCE — 0.6%
Ally Financial, Inc.	49,296	1,775,149
American Express Co.	100,352	29,783,470
Bread Financial Holdings, Inc.	7,762	473,948
Capital One Financial Corp.	69,259	12,350,265
Discover Financial Services	45,428	7,869,493
Encore Capital Group, Inc. (a)	5,846	279,263
Enova International, Inc. (a)	5,018	481,126
EZCORP, Inc. Class A (a)	9,726	118,852
FirstCash Holdings, Inc.	7,581	785,392
Green Dot Corp. Class A (a)	9,599	102,133
Navient Corp. (b)	11,096	147,466
PRA Group, Inc. (a)	8,390	175,267
PROG Holdings, Inc.	4,370	184,676
SLM Corp. (b)	40,921	1,128,601
Synchrony Financial	75,765	4,924,725
World Acceptance Corp. (a)	478	53,746
		60,633,572
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.9%
Andersons, Inc.	5,876	238,095
BJ's Wholesale Club Holdings, Inc. (a)	23,600	2,108,660
Casey's General Stores, Inc.	6,218	2,463,758
Chefs' Warehouse, Inc. (a)	3,977	196,146
Costco Wholesale Corp.	79,496	72,839,800
Dollar General Corp.	39,823	3,019,380
Dollar Tree, Inc. (a)	38,871	2,912,993
Grocery Outlet Holding Corp. (a) (b)	13,677	213,498
Kroger Co.	119,482	7,306,324
Performance Food Group Co. (a)	28,156	2,380,590
PriceSmart, Inc.	3,786	348,955
SpartanNash Co.	6,206	113,694
Sprouts Farmers Market, Inc. (a)	16,578	2,106,566
Sysco Corp.	92,071	7,039,749
Target Corp.	83,283	11,258,196
U.S. Foods Holding Corp. (a)	37,993	2,563,008
Security Description	Shares	Value
United Natural Foods, Inc. (a) (b)	10,100	$275,831
Walgreens Boots Alliance, Inc.	130,093	1,213,768
Walmart, Inc.	778,497	70,337,204
		188,936,215
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	262,110	2,466,455
AptarGroup, Inc.	11,583	1,819,689
Avery Dennison Corp.	14,857	2,780,190
Ball Corp.	58,629	3,232,217
Berry Global Group, Inc.	21,844	1,412,652
Crown Holdings, Inc.	21,944	1,814,549
Graphic Packaging Holding Co. (b)	56,265	1,528,157
Greif, Inc. Class A	3,174	193,995
International Paper Co. (b)	62,733	3,376,290
O-I Glass, Inc. (a)	28,035	303,899
Packaging Corp. of America	17,070	3,842,969
Sealed Air Corp.	28,094	950,420
Silgan Holdings, Inc. (b)	14,649	762,481
Smurfit WestRock PLC	89,093	4,798,549
Sonoco Products Co.	18,637	910,418
		30,192,930
DISTRIBUTORS — 0.1%
Genuine Parts Co.	25,830	3,015,911
LKQ Corp.	50,463	1,854,515
Pool Corp.	7,060	2,407,036
		7,277,462
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	8,895	808,111
Duolingo, Inc. (a)	6,447	2,090,311
Frontdoor, Inc. (a)	14,908	815,020
Graham Holdings Co. Class B	586	510,945
Grand Canyon Education, Inc. (a)	5,442	891,400
H&R Block, Inc.	25,984	1,372,994
Mister Car Wash, Inc. (a)	14,582	106,303
Perdoceo Education Corp.	12,842	339,928
Service Corp. International (b)	26,854	2,143,486
Strategic Education, Inc.	4,551	425,154
Stride, Inc. (a) (b)	7,463	775,630
		10,279,282
DIVERSIFIED REITs — 0.0% (d)
Alexander & Baldwin, Inc. REIT	12,315	218,468
American Assets Trust, Inc. REIT	9,118	239,439
Armada Hoffler Properties, Inc. REIT	10,076	103,077
Essential Properties Realty Trust, Inc. REIT	20,960	655,629
Global Net Lease, Inc. REIT	18,270	133,371
WP Carey, Inc. REIT	38,973	2,123,249
		3,473,233

See accompanying notes to financial statements.
47

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	1,289,693	$29,366,310
Cogent Communications Holdings, Inc. (b)	7,879	607,234
Frontier Communications Parent, Inc. (a)	40,630	1,409,861
Iridium Communications, Inc. (b)	23,586	684,466
Lumen Technologies, Inc. (a)	180,032	955,970
Shenandoah Telecommunications Co.	8,929	112,595
Verizon Communications, Inc.	761,770	30,463,182
		63,599,618
ELECTRIC UTILITIES — 1.4%
ALLETE, Inc.	9,724	630,115
Alliant Energy Corp.	45,552	2,693,945
American Electric Power Co., Inc.	93,892	8,659,659
Constellation Energy Corp.	55,251	12,360,201
Duke Energy Corp.	140,004	15,084,031
Edison International	68,183	5,443,731
Entergy Corp.	73,600	5,580,352
Evergy, Inc.	41,536	2,556,541
Eversource Energy	61,549	3,534,759
Exelon Corp.	177,398	6,677,261
FirstEnergy Corp. (b)	93,623	3,724,323
IDACORP, Inc.	8,976	980,897
MGE Energy, Inc. (b)	6,522	612,807
NextEra Energy, Inc.	372,068	26,673,555
NRG Energy, Inc.	34,343	3,098,425
OGE Energy Corp.	36,842	1,519,733
Otter Tail Corp. (b)	7,676	566,796
PG&E Corp.	380,788	7,684,302
Pinnacle West Capital Corp. (b)	21,160	1,793,733
Portland General Electric Co.	16,581	723,263
PPL Corp.	137,588	4,466,106
Southern Co.	198,199	16,315,742
TXNM Energy, Inc. (b)	15,170	745,909
Xcel Energy, Inc.	100,442	6,781,844
		138,908,030
ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc.	5,612	1,639,434
AMETEK, Inc.	41,415	7,465,468
Eaton Corp. PLC	70,379	23,356,679
Emerson Electric Co.	103,852	12,870,378
EnerSys	7,912	731,306
GE Vernova, Inc.	49,139	16,163,291
Generac Holdings, Inc. (a)	11,324	1,755,786
Hubbell, Inc.	9,966	4,174,658
NEXTracker, Inc. Class A (a)	22,378	817,468
nVent Electric PLC	29,393	2,003,427
Powell Industries, Inc. (b)	1,970	436,651
Regal Rexnord Corp.	12,610	1,956,189
Rockwell Automation, Inc.	21,193	6,056,747
Sensata Technologies Holding PLC (b)	27,620	756,788
Security Description	Shares	Value
Sunrun, Inc. (a) (b)	38,907	$359,890
Vicor Corp. (a)	3,510	169,603
		80,713,763
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Advanced Energy Industries, Inc.	6,803	786,631
Amphenol Corp. Class A	216,808	15,057,316
Arlo Technologies, Inc. (a)	14,059	157,320
Arrow Electronics, Inc. (a)	10,164	1,149,752
Avnet, Inc.	17,745	928,418
Badger Meter, Inc.	5,433	1,152,448
Belden, Inc.	7,398	833,089
Benchmark Electronics, Inc.	6,279	285,067
CDW Corp.	24,352	4,238,222
Cognex Corp.	32,156	1,153,114
Coherent Corp. (a)	22,053	2,089,081
Corning, Inc.	138,266	6,570,400
Crane NXT Co. (b)	8,857	515,654
CTS Corp.	5,892	310,685
ePlus, Inc. (a)	5,624	415,501
Fabrinet (a)	6,246	1,373,370
Flex Ltd. (a)	71,372	2,739,971
Insight Enterprises, Inc. (a) (b)	5,091	774,341
IPG Photonics Corp. (a)	6,128	445,628
Itron, Inc. (a)	7,450	808,921
Jabil, Inc.	18,889	2,718,127
Keysight Technologies, Inc. (a)	32,265	5,182,727
Knowles Corp. (a) (b)	17,058	339,966
Littelfuse, Inc.	4,749	1,119,102
Novanta, Inc. (a) (b)	6,260	956,340
OSI Systems, Inc. (a) (b)	2,968	496,932
PC Connection, Inc.	2,351	162,854
Plexus Corp. (a)	5,416	847,496
Rogers Corp. (a)	3,070	311,943
Sanmina Corp. (a)	12,171	920,980
ScanSource, Inc. (a)	5,933	281,521
TD SYNNEX Corp.	14,049	1,647,667
TE Connectivity PLC	52,362	7,486,195
Teledyne Technologies, Inc. (a)	8,332	3,867,131
Trimble, Inc. (a)	45,907	3,243,789
TTM Technologies, Inc. (a)	18,708	463,023
Vishay Intertechnology, Inc. (b)	24,428	413,810
Vontier Corp.	26,190	955,149
Zebra Technologies Corp. Class A (a)	9,653	3,728,182
		76,927,863
ENERGY EQUIPMENT & SERVICES — 0.3%
Archrock, Inc.	18,672	464,746
Atlas Energy Solutions, Inc. (b)	10,888	241,496
Baker Hughes Co.	183,394	7,522,822
Bristow Group, Inc. (a)	4,943	169,545
Cactus, Inc. Class A	11,860	692,150
ChampionX Corp.	35,656	969,487
Core Laboratories, Inc. (b)	8,218	142,254
Halliburton Co.	160,434	4,362,200

See accompanying notes to financial statements.
48

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Helix Energy Solutions Group, Inc. (a)	25,870	$241,108
Helmerich & Payne, Inc.	20,452	654,873
Innovex International, Inc. (a) (b)	5,997	83,778
Liberty Energy, Inc. (b)	28,219	561,276
Nabors Industries Ltd. (a) (b)	1,502	85,869
NOV, Inc.	71,561	1,044,791
Oceaneering International, Inc. (a) (b)	18,763	489,339
Patterson-UTI Energy, Inc.	57,816	477,560
ProPetro Holding Corp. (a) (b)	15,464	144,279
RPC, Inc. (b)	13,264	78,788
Schlumberger NV	258,234	9,900,691
Tidewater, Inc. (a) (b)	8,720	477,071
Valaris Ltd. (a) (b)	11,028	487,879
Weatherford International PLC	13,160	942,651
		30,234,653
ENTERTAINMENT — 1.3%
Cinemark Holdings, Inc. (a) (b)	20,724	642,030
Electronic Arts, Inc.	44,790	6,552,777
Live Nation Entertainment, Inc. (a) (b)	26,146	3,385,907
Madison Square Garden Sports Corp. (a)	3,205	723,304
Netflix, Inc. (a)	76,864	68,510,421
Take-Two Interactive Software, Inc. (a)	29,058	5,348,997
TKO Group Holdings, Inc. (a)	8,747	1,243,036
Walt Disney Co.	323,941	36,070,830
Warner Bros Discovery, Inc. (a)	396,637	4,192,453
Warner Music Group Corp. Class A (b)	25,560	792,360
		127,462,115
FINANCIAL SERVICES — 4.2%
Apollo Global Management, Inc.	80,370	13,273,909
Berkshire Hathaway, Inc. Class B (a)	329,923	149,547,497
BM Technologies, Inc. (a)	11	54
Corpay, Inc. (a)	13,460	4,555,133
Equitable Holdings, Inc.	57,602	2,717,086
Essent Group Ltd.	18,834	1,025,323
Euronet Worldwide, Inc. (a)	9,265	952,813
EVERTEC, Inc. (b)	10,982	379,208
Fidelity National Information Services, Inc.	96,019	7,755,455
Fiserv, Inc. (a)	102,620	21,080,200
Global Payments, Inc.	47,107	5,278,810
HA Sustainable Infrastructure Capital, Inc. (b)	19,544	524,365
Jack Henry & Associates, Inc.	13,919	2,440,001
Jackson Financial, Inc. Class A	10,996	957,532
Mastercard, Inc. Class A	146,914	77,360,505
MGIC Investment Corp.	50,110	1,188,108
Mr. Cooper Group, Inc. (a)	13,076	1,255,427
NCR Atleos Corp. (a)	12,040	408,397
NMI Holdings, Inc. (a)	11,368	417,888
Security Description	Shares	Value
Payoneer Global, Inc. (a)	37,067	$372,153
PayPal Holdings, Inc. (a)	181,612	15,500,584
Radian Group, Inc.	28,719	910,967
Shift4 Payments, Inc. Class A (a) (b)	11,711	1,215,368
Visa, Inc. Class A	310,605	98,163,604
Voya Financial, Inc.	19,775	1,361,113
Walker & Dunlop, Inc.	5,370	522,018
Western Union Co.	73,517	779,280
WEX, Inc. (a)	8,072	1,415,183
		411,357,981
FOOD PRODUCTS — 0.7%
Archer-Daniels-Midland Co.	82,398	4,162,747
B&G Foods, Inc. (b)	8,288	57,104
Bunge Global SA	27,200	2,115,072
Cal-Maine Foods, Inc. (b)	6,686	688,123
Campbell's Co.	38,538	1,613,971
Conagra Brands, Inc.	87,854	2,437,949
Darling Ingredients, Inc. (a)	29,834	1,005,108
Flowers Foods, Inc.	32,946	680,664
Fresh Del Monte Produce, Inc.	6,064	201,385
General Mills, Inc.	105,177	6,707,137
Hain Celestial Group, Inc. (a)	15,400	94,710
Hershey Co.	26,822	4,542,306
Hormel Foods Corp.	51,796	1,624,841
Ingredion, Inc.	12,042	1,656,498
J&J Snack Foods Corp. (b)	2,759	428,004
J.M. Smucker Co.	19,208	2,115,185
John B Sanfilippo & Son, Inc.	1,012	88,155
Kellanova	46,683	3,779,923
Kraft Heinz Co.	146,396	4,495,821
Lamb Weston Holdings, Inc.	27,024	1,806,014
Lancaster Colony Corp.	2,904	502,799
McCormick & Co., Inc.	45,292	3,453,062
Mondelez International, Inc. Class A	237,373	14,178,289
Pilgrim's Pride Corp. (a) (b)	9,046	410,598
Post Holdings, Inc. (a)	9,192	1,052,116
Simply Good Foods Co. (a) (b)	15,536	605,593
Tootsie Roll Industries, Inc. (b)	3,430	110,892
TreeHouse Foods, Inc. (a) (b)	10,179	357,588
Tyson Foods, Inc. Class A	53,014	3,045,124
WK Kellogg Co. (b)	1,138	20,473
		64,037,251
GAS UTILITIES — 0.1%
Atmos Energy Corp.	27,039	3,765,721
Chesapeake Utilities Corp.	2,973	360,774
MDU Resources Group, Inc.	37,279	671,768
National Fuel Gas Co.	16,063	974,703
New Jersey Resources Corp.	16,357	763,054
Northwest Natural Holding Co.	6,038	238,863
ONE Gas, Inc.	9,826	680,450
Southwest Gas Holdings, Inc.	9,590	678,109
Spire, Inc.	9,514	645,335

See accompanying notes to financial statements.
49

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
UGI Corp.	37,728	$1,065,061
		9,843,838
GROUND TRANSPORTATION — 0.9%
ArcBest Corp. (b)	5,196	484,891
Avis Budget Group, Inc. (a) (b)	3,465	279,314
CSX Corp.	357,992	11,552,402
Heartland Express, Inc.	9,172	102,910
Hertz Global Holdings, Inc. (a) (b)	28,959	105,990
JB Hunt Transport Services, Inc.	15,377	2,624,239
Knight-Swift Transportation Holdings, Inc.	31,406	1,665,774
Landstar System, Inc. (b)	6,856	1,178,272
Marten Transport Ltd.	10,154	158,504
Norfolk Southern Corp.	41,200	9,669,640
Old Dominion Freight Line, Inc.	32,697	5,767,751
RXO, Inc. (a)	17,974	428,500
Ryder System, Inc.	8,073	1,266,331
Saia, Inc. (a) (b)	4,954	2,257,686
Schneider National, Inc. Class B (b)	6,719	196,732
Uber Technologies, Inc. (a)	373,436	22,525,659
Union Pacific Corp.	108,016	24,631,969
Werner Enterprises, Inc. (b)	10,064	361,499
XPO, Inc. (a)	21,175	2,777,101
		88,035,164
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abbott Laboratories	309,869	35,049,283
Align Technology, Inc. (a)	13,164	2,744,826
Artivion, Inc. (a) (b)	6,593	188,494
Avanos Medical, Inc. (a)	8,779	139,762
Baxter International, Inc.	92,286	2,691,060
Becton Dickinson & Co.	52,211	11,845,110
Boston Scientific Corp. (a)	266,179	23,775,108
CONMED Corp. (b)	5,312	363,553
Cooper Cos., Inc. (a)	34,869	3,205,507
Dentsply Sirona, Inc.	39,713	753,753
Dexcom, Inc. (a)	70,251	5,463,420
Edwards Lifesciences Corp. (a)	109,903	8,136,119
Embecta Corp.	10,428	215,338
Enovis Corp. (a)	6,757	296,497
Envista Holdings Corp. (a) (b)	29,157	562,438
GE HealthCare Technologies, Inc.	71,487	5,588,854
Glaukos Corp. (a)	7,721	1,157,687
Globus Medical, Inc. Class A (a)	19,909	1,646,673
Haemonetics Corp. (a) (b)	8,909	695,615
Hologic, Inc. (a)	45,912	3,309,796
ICU Medical, Inc. (a)	3,137	486,768
IDEXX Laboratories, Inc. (a)	15,066	6,228,887
Inari Medical, Inc. (a)	9,898	505,293
Inspire Medical Systems, Inc. (a) (b)	4,498	833,839
Insulet Corp. (a)	12,820	3,346,917
Integer Holdings Corp. (a) (b)	5,826	772,061
Security Description	Shares	Value
Integra LifeSciences Holdings Corp. (a) (b)	13,020	$295,294
Intuitive Surgical, Inc. (a)	64,159	33,488,432
Lantheus Holdings, Inc. (a) (b)	12,134	1,085,508
LeMaitre Vascular, Inc.	2,997	276,144
LivaNova PLC (a)	9,521	440,917
Masimo Corp. (a)	8,447	1,396,289
Medtronic PLC	228,825	18,278,541
Merit Medical Systems, Inc. (a) (b)	9,153	885,278
Neogen Corp. (a) (b)	32,299	392,110
Omnicell, Inc. (a)	6,882	306,387
Penumbra, Inc. (a)	6,425	1,525,809
QuidelOrtho Corp. (a)	10,948	487,733
ResMed, Inc.	26,431	6,044,505
Solventum Corp. (a)	25,317	1,672,441
Spectrum Pharmaceuticals, Inc. (a)	22	1
STAAR Surgical Co. (a) (b)	8,268	200,830
STERIS PLC	18,067	3,713,852
Stryker Corp.	61,394	22,104,910
Tandem Diabetes Care, Inc. (a)	11,228	404,433
Teleflex, Inc.	8,363	1,488,447
TransMedics Group, Inc. (a) (b)	6,002	374,225
UFP Technologies, Inc. (a) (b)	1,100	268,961
Zimmer Biomet Holdings, Inc.	37,559	3,967,357
		219,101,062
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Acadia Healthcare Co., Inc. (a) (b)	16,345	648,079
AdaptHealth Corp. (a) (b)	17,415	165,791
Addus HomeCare Corp. (a)	2,743	343,835
Amedisys, Inc. (a)	5,442	494,079
AMN Healthcare Services, Inc. (a)	7,732	184,949
Astrana Health, Inc. (a) (b)	3,857	121,611
Cardinal Health, Inc.	44,642	5,279,809
Cencora, Inc.	30,380	6,825,778
Centene Corp. (a)	87,500	5,300,750
Chemed Corp.	2,760	1,462,248
Cigna Group	49,817	13,756,466
Concentra Group Holdings Parent, Inc.	15,893	314,364
CorVel Corp. (a)	3,799	422,677
CVS Health Corp.	222,414	9,984,165
DaVita, Inc. (a)	9,805	1,466,338
Elevance Health, Inc.	41,260	15,220,814
Encompass Health Corp.	18,493	1,707,829
Ensign Group, Inc.	9,563	1,270,540
Fulgent Genetics, Inc. (a) (b)	2,379	43,940
HCA Healthcare, Inc.	33,001	9,905,250
HealthEquity, Inc. (a)	13,777	1,321,903
Henry Schein, Inc. (a)	25,151	1,740,449
Hims & Hers Health, Inc. (a) (b)	34,161	826,013
Humana, Inc.	22,331	5,665,598
Labcorp Holdings, Inc.	15,507	3,556,065

See accompanying notes to financial statements.
50

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
McKesson Corp.	22,415	$12,774,533
Molina Healthcare, Inc. (a)	10,838	3,154,400
National HealthCare Corp. (b)	2,483	267,072
NeoGenomics, Inc. (a)	22,424	369,548
OmniAb, Inc. (a) (b) (e)	1,881	—
Option Care Health, Inc. (a)	32,626	756,923
Owens & Minor, Inc. (a)	13,558	177,203
Patterson Cos., Inc.	15,972	492,896
Pediatrix Medical Group, Inc. (a)	15,882	208,372
Premier, Inc. Class A (b)	21,517	456,160
Privia Health Group, Inc. (a) (b)	17,124	334,774
Progyny, Inc. (a)	15,066	259,889
Quest Diagnostics, Inc.	20,402	3,077,846
RadNet, Inc. (a)	7,394	516,397
Select Medical Holdings Corp. (b)	19,577	369,026
Tenet Healthcare Corp. (a)	19,228	2,427,150
U.S. Physical Therapy, Inc.	2,587	229,493
UnitedHealth Group, Inc.	165,864	83,903,963
Universal Health Services, Inc. Class B	9,972	1,789,176
		199,594,161
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	28,308	2,761,446
CareTrust REIT, Inc.	18,307	495,204
Healthcare Realty Trust, Inc. REIT	60,715	1,029,119
Healthpeak Properties, Inc. REIT	120,491	2,442,353
LTC Properties, Inc. REIT	7,457	257,639
Medical Properties Trust, Inc. REIT (b)	100,527	397,082
Omega Healthcare Investors, Inc. REIT	42,357	1,603,213
Sabra Health Care REIT, Inc.	39,276	680,260
Universal Health Realty Income Trust REIT	1,877	69,843
Ventas, Inc. REIT	69,562	4,096,506
Welltower, Inc. REIT	102,275	12,889,718
		26,722,383
HEALTH CARE TECHNOLOGY — 0.0% (d)
Certara, Inc. (a)	19,274	205,268
Doximity, Inc. Class A (a)	21,744	1,160,912
HealthStream, Inc.	5,958	189,464
Schrodinger, Inc. (a) (b)	9,972	192,360
Simulations Plus, Inc. (b)	2,396	66,825
		1,814,829
HOTEL & RESORT REITs — 0.1%
Apple Hospitality REIT, Inc.	38,748	594,782
DiamondRock Hospitality Co. REIT	40,399	364,803
Host Hotels & Resorts, Inc. REIT	127,846	2,239,862
Park Hotels & Resorts, Inc. REIT (b)	43,071	606,009
Security Description	Shares	Value
Pebblebrook Hotel Trust REIT (b)	23,510	$318,560
Summit Hotel Properties, Inc. REIT	19,470	133,369
Sunstone Hotel Investors, Inc. REIT	38,805	459,451
Xenia Hotels & Resorts, Inc. REIT	21,196	314,973
		5,031,809
HOTELS, RESTAURANTS & LEISURE — 2.0%
Airbnb, Inc. Class A (a)	77,598	10,197,153
Aramark	47,714	1,780,209
BJ's Restaurants, Inc. (a) (b)	5,364	188,464
Bloomin' Brands, Inc. (b)	15,507	189,341
Booking Holdings, Inc.	5,930	29,462,731
Boyd Gaming Corp.	14,376	1,042,835
Brinker International, Inc. (a)	7,267	961,351
Caesars Entertainment, Inc. (a)	37,533	1,254,353
Carnival Corp. (a)	183,970	4,584,532
Cheesecake Factory, Inc. (b)	7,703	365,430
Chipotle Mexican Grill, Inc. (a)	248,646	14,993,354
Choice Hotels International, Inc. (b)	5,353	760,019
Churchill Downs, Inc.	12,551	1,676,061
Cracker Barrel Old Country Store, Inc. (b)	4,351	229,994
Darden Restaurants, Inc.	21,771	4,064,428
Dave & Buster's Entertainment, Inc. (a) (b)	6,417	187,312
Domino's Pizza, Inc.	6,579	2,761,601
Expedia Group, Inc. (a)	23,412	4,362,358
Golden Entertainment, Inc.	3,452	109,083
Hilton Grand Vacations, Inc. (a)	14,311	557,413
Hilton Worldwide Holdings, Inc.	43,331	10,709,690
Hyatt Hotels Corp. Class A (b)	8,332	1,307,957
Jack in the Box, Inc. (b)	3,841	159,939
Las Vegas Sands Corp.	66,771	3,429,359
Light & Wonder, Inc. (a)	16,495	1,424,838
Marriott International, Inc. Class A	41,032	11,445,466
Marriott Vacations Worldwide Corp. (b)	6,550	588,190
McDonald's Corp.	128,291	37,190,278
MGM Resorts International (a)	49,230	1,705,820
Monarch Casino & Resort, Inc.	2,712	213,977
Norwegian Cruise Line Holdings Ltd. (a)	77,448	1,992,737
Papa John's International, Inc. (b)	6,625	272,089
Penn Entertainment, Inc. (a) (b)	27,149	538,093
Planet Fitness, Inc. Class A (a)	15,658	1,548,106
Royal Caribbean Cruises Ltd.	41,422	9,555,641
Sabre Corp. (a)	54,425	198,651
Shake Shack, Inc. Class A (a)	6,376	827,605
Six Flags Entertainment Corp. (b)	8,303	400,122

See accompanying notes to financial statements.
51

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Starbucks Corp.	201,475	$18,384,594
Texas Roadhouse, Inc.	12,002	2,165,521
Travel & Leisure Co.	15,883	801,297
Vail Resorts, Inc. (b)	7,017	1,315,337
Wendy's Co. (b)	32,366	527,566
Wingstop, Inc.	5,494	1,561,395
Wyndham Hotels & Resorts, Inc.	15,020	1,513,866
Wynn Resorts Ltd.	18,030	1,553,465
Yum! Brands, Inc.	50,551	6,781,922
		197,841,543
HOUSEHOLD DURABLES — 0.5%
Cavco Industries, Inc. (a)	1,856	828,203
Century Communities, Inc.	3,919	287,498
Champion Homes, Inc. (a)	57	5,022
DR Horton, Inc.	51,623	7,217,928
Dream Finders Homes, Inc. Class A (a) (b)	144	3,351
Ethan Allen Interiors, Inc. (b)	5,310	149,264
Garmin Ltd.	27,060	5,581,396
Green Brick Partners, Inc. (a)	4,644	262,340
Helen of Troy Ltd. (a) (b)	4,912	293,885
Installed Building Products, Inc. (b)	4,142	725,885
KB Home	16,066	1,055,857
La-Z-Boy, Inc. (b)	8,466	368,864
Leggett & Platt, Inc.	24,089	231,254
Lennar Corp. Class A	45,282	6,175,106
LGI Homes, Inc. (a)	2,947	263,462
M/I Homes, Inc. (a)	4,040	537,118
Meritage Homes Corp.	6,433	989,524
Mohawk Industries, Inc. (a)	10,737	1,279,099
Newell Brands, Inc.	69,629	693,505
NVR, Inc. (a)	529	4,326,638
PulteGroup, Inc.	39,002	4,247,318
Sonos, Inc. (a) (b)	23,231	349,394
Taylor Morrison Home Corp. (a)	19,480	1,192,371
Tempur Sealy International, Inc.	33,939	1,924,002
Toll Brothers, Inc.	20,712	2,608,676
TopBuild Corp. (a)	5,880	1,830,679
Tri Pointe Homes, Inc. (a)	17,474	633,607
Whirlpool Corp. (b)	10,012	1,146,174
Worthington Enterprises, Inc. (b)	6,364	255,260
		45,462,680
HOUSEHOLD PRODUCTS — 1.0%
Central Garden & Pet Co. (a) (b)	2,519	97,737
Central Garden & Pet Co. Class A (a)	9,927	328,087
Church & Dwight Co., Inc.	44,453	4,654,674
Clorox Co.	22,424	3,641,882
Colgate-Palmolive Co.	144,823	13,165,859
Energizer Holdings, Inc.	10,625	370,706
Kimberly-Clark Corp.	61,560	8,066,823
Procter & Gamble Co.	422,279	70,795,074
WD-40 Co. (b)	2,598	630,483
		101,751,325
Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	121,928	$1,569,213
Clearway Energy, Inc. Class A	6,234	152,421
Clearway Energy, Inc. Class C	15,003	390,078
Ormat Technologies, Inc. (b)	8,516	576,704
Vistra Corp.	62,651	8,637,694
		11,326,110
INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	96,331	12,435,369
Honeywell International, Inc.	116,030	26,210,016
		38,645,385
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	7,550	1,211,699
First Industrial Realty Trust, Inc. REIT	24,006	1,203,421
Innovative Industrial Properties, Inc. REIT	4,443	296,082
LXP Industrial Trust REIT	48,393	392,951
Prologis, Inc. REIT	166,522	17,601,375
Rexford Industrial Realty, Inc. REIT (b)	37,724	1,458,410
STAG Industrial, Inc. REIT	32,760	1,107,943
Terreno Realty Corp. REIT (b)	17,933	1,060,558
		24,332,439
INSURANCE — 2.2%
Aflac, Inc.	88,988	9,204,919
Allstate Corp.	47,598	9,176,418
Ambac Financial Group, Inc. (a)	8,448	106,867
American Financial Group, Inc.	12,539	1,716,965
American International Group, Inc.	113,470	8,260,616
AMERISAFE, Inc.	3,100	159,774
Aon PLC Class A	39,395	14,149,108
Arch Capital Group Ltd.	67,350	6,219,772
Arthur J Gallagher & Co.	44,829	12,724,712
Assurant, Inc.	9,490	2,023,458
Assured Guaranty Ltd.	9,814	883,358
Brighthouse Financial, Inc. (a)	9,740	467,910
Brown & Brown, Inc.	41,815	4,265,966
Chubb Ltd.	66,996	18,510,995
Cincinnati Financial Corp.	27,653	3,973,736
CNO Financial Group, Inc.	24,308	904,501
Employers Holdings, Inc.	6,088	311,888
Erie Indemnity Co. Class A	4,710	1,941,603
Everest Group Ltd.	7,661	2,776,806
Fidelity National Financial, Inc.	46,924	2,634,313
First American Financial Corp.	19,254	1,202,220
Genworth Financial, Inc. (a)	85,264	595,995
Globe Life, Inc.	15,563	1,735,586
Goosehead Insurance, Inc. Class A (a) (b)	4,462	478,416
Hanover Insurance Group, Inc.	6,486	1,003,125
Hartford Financial Services Group, Inc.	55,467	6,068,090

See accompanying notes to financial statements.
52

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
HCI Group, Inc. (b)	1,155	$134,592
Horace Mann Educators Corp.	7,048	276,493
Kemper Corp.	10,349	687,588
Kinsale Capital Group, Inc. (b)	3,867	1,798,658
Lincoln National Corp.	32,014	1,015,164
Loews Corp.	33,500	2,837,115
Marsh & McLennan Cos., Inc.	89,717	19,056,788
Mercury General Corp.	5,004	332,666
MetLife, Inc.	103,075	8,439,781
Old Republic International Corp.	51,549	1,865,558
Palomar Holdings, Inc. (a)	3,803	401,559
Primerica, Inc.	6,253	1,697,189
Principal Financial Group, Inc.	40,338	3,122,565
ProAssurance Corp. (a)	11,387	181,167
Progressive Corp.	106,032	25,406,328
Prudential Financial, Inc.	65,872	7,807,808
Reinsurance Group of America, Inc.	11,970	2,557,151
RenaissanceRe Holdings Ltd.	9,302	2,314,431
RLI Corp.	7,588	1,250,730
Ryan Specialty Holdings, Inc. (b)	18,559	1,190,745
Safety Insurance Group, Inc.	2,988	246,211
Selective Insurance Group, Inc.	10,127	947,077
SiriusPoint Ltd. (a)	15,541	254,717
Stewart Information Services Corp. (b)	4,043	272,862
Travelers Cos., Inc.	41,532	10,004,643
Trupanion, Inc. (a) (b)	5,524	266,257
United Fire Group, Inc.	3,156	89,788
Unum Group	33,097	2,417,074
W.R. Berkley Corp.	57,578	3,369,465
Willis Towers Watson PLC	18,758	5,875,756
		217,615,043
INTERACTIVE MEDIA & SERVICES — 6.1%
Alphabet, Inc. Class A	1,048,579	198,496,005
Alphabet, Inc. Class C	855,437	162,909,422
Cargurus, Inc. (a)	15,817	577,953
Cars.com, Inc. (a)	11,516	199,572
IAC, Inc. (a)	12,745	549,819
Match Group, Inc. (a) (b)	49,993	1,635,271
Meta Platforms, Inc. Class A	391,300	229,110,063
QuinStreet, Inc. (a)	8,664	199,878
Shutterstock, Inc. (b)	4,171	126,590
TripAdvisor, Inc. (a)	18,091	267,204
Yelp, Inc. (a)	10,645	411,962
Ziff Davis, Inc. (a) (b)	7,522	408,746
ZoomInfo Technologies, Inc. (a)	49,762	522,999
		595,415,484
IT SERVICES — 1.1%
Accenture PLC Class A	111,749	39,312,181
Akamai Technologies, Inc. (a)	27,353	2,616,314
ASGN, Inc. (a)	9,059	754,977
Cognizant Technology Solutions Corp. Class A	91,731	7,054,114
Security Description	Shares	Value
DigitalOcean Holdings, Inc. (a) (b)	9,287	$316,408
DXC Technology Co. (a)	35,025	699,799
EPAM Systems, Inc. (a)	10,316	2,412,087
Gartner, Inc. (a)	14,219	6,888,679
GoDaddy, Inc. Class A (a)	26,537	5,237,608
Grid Dynamics Holdings, Inc. (a)	11,100	246,864
International Business Machines Corp.	165,685	36,422,534
Kyndryl Holdings, Inc. (a)	33,225	1,149,585
VeriSign, Inc. (a)	16,263	3,365,790
		106,476,940
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	12,475	806,883
Hasbro, Inc.	23,797	1,330,490
Mattel, Inc. (a)	63,969	1,134,170
Polaris, Inc.	10,588	610,081
Revelyst, Inc. (a) (b)	10,812	207,915
Sturm Ruger & Co., Inc.	3,070	108,586
Topgolf Callaway Brands Corp. (a) (b)	19,039	149,646
YETI Holdings, Inc. (a)	14,256	548,999
		4,896,770
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	53,044	7,125,931
Avantor, Inc. (a)	123,250	2,596,877
Azenta, Inc. (a) (b)	10,783	539,150
BioLife Solutions, Inc. (a) (b)	5,610	145,636
Bio-Rad Laboratories, Inc. Class A (a)	3,421	1,123,833
Bio-Techne Corp.	28,786	2,073,456
Bruker Corp.	18,382	1,077,553
Charles River Laboratories International, Inc. (a)	9,034	1,667,676
Cytek Biosciences, Inc. (a) (b)	14,903	96,720
Danaher Corp.	115,084	26,417,532
Fortrea Holdings, Inc. (a) (b)	17,307	322,775
Illumina, Inc. (a) (b)	28,876	3,858,700
IQVIA Holdings, Inc. (a)	30,159	5,926,545
Medpace Holdings, Inc. (a)	4,349	1,444,868
Mesa Laboratories, Inc.	570	75,166
Mettler-Toledo International, Inc. (a)	3,802	4,652,431
Repligen Corp. (a)	8,583	1,235,437
Revvity, Inc.	23,185	2,587,678
Sotera Health Co. (a) (b)	18,375	251,370
Thermo Fisher Scientific, Inc.	68,459	35,614,426
Waters Corp. (a)	10,713	3,974,309
West Pharmaceutical Services, Inc.	13,419	4,395,528
		107,203,597
MACHINERY — 1.9%
AGCO Corp. (b)	11,138	1,041,180
Alamo Group, Inc.	2,029	377,211

See accompanying notes to financial statements.
53

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Albany International Corp. Class A	5,670	$453,430
Astec Industries, Inc.	3,839	128,990
Barnes Group, Inc.	8,925	421,796
Caterpillar, Inc.	86,614	31,420,095
Chart Industries, Inc. (a) (b)	6,579	1,255,536
CNH Industrial NV (b)	141,342	1,601,405
Crane Co.	8,857	1,344,050
Cummins, Inc.	24,073	8,391,848
Deere & Co.	46,361	19,643,156
Donaldson Co., Inc.	22,793	1,535,109
Dover Corp.	25,993	4,876,287
Enerpac Tool Group Corp.	11,572	475,493
Enpro, Inc. (b)	3,510	605,300
Esab Corp.	10,333	1,239,340
ESCO Technologies, Inc.	4,954	659,922
Federal Signal Corp.	11,089	1,024,513
Flowserve Corp.	24,591	1,414,474
Fortive Corp.	61,851	4,638,825
Franklin Electric Co., Inc.	7,412	722,299
Gates Industrial Corp. PLC (a)	34,005	699,483
Graco, Inc.	30,482	2,569,328
Greenbrier Cos., Inc.	5,900	359,841
Hillenbrand, Inc.	13,714	422,117
IDEX Corp.	13,835	2,895,527
Illinois Tool Works, Inc.	47,515	12,047,903
Ingersoll Rand, Inc.	73,539	6,652,338
ITT, Inc.	15,871	2,267,648
John Bean Technologies Corp. (b)	5,730	728,283
Kennametal, Inc. (b)	15,185	364,744
Lincoln Electric Holdings, Inc.	10,878	2,039,299
Lindsay Corp.	2,188	258,862
Middleby Corp. (a) (b)	10,468	1,417,891
Mueller Industries, Inc.	20,706	1,643,228
Nordson Corp.	9,385	1,963,717
Oshkosh Corp.	12,330	1,172,213
Otis Worldwide Corp.	73,929	6,846,565
PACCAR, Inc.	93,927	9,770,287
Parker-Hannifin Corp.	23,640	15,035,749
Pentair PLC	30,366	3,056,034
Proto Labs, Inc. (a)	5,042	197,092
RBC Bearings, Inc. (a)	5,344	1,598,604
Snap-on, Inc.	10,019	3,401,250
SPX Technologies, Inc. (a)	8,280	1,204,906
Standex International Corp.	2,769	517,775
Stanley Black & Decker, Inc.	28,501	2,288,345
Tennant Co.	3,060	249,482
Terex Corp.	13,243	612,091
Timken Co.	12,367	882,633
Titan International, Inc. (a) (b)	11,223	76,204
Toro Co.	19,491	1,561,229
Trinity Industries, Inc.	15,122	530,782
Wabash National Corp.	10,053	172,208
Watts Water Technologies, Inc. Class A	5,220	1,061,226
Security Description	Shares	Value
Westinghouse Air Brake Technologies Corp.	32,450	$6,152,196
Xylem, Inc.	43,763	5,077,383
		181,064,722
MARINE — 0.0% (d)
Kirby Corp. (a)	10,108	1,069,426
Matson, Inc.	6,297	849,088
		1,918,514
MEDIA — 0.5%
Cable One, Inc. (b)	776	281,005
Charter Communications, Inc. Class A (a)	18,182	6,232,244
Comcast Corp. Class A	680,601	25,542,956
EchoStar Corp. Class A (a) (b)	16,427	376,178
Fox Corp. Class A	45,821	2,225,984
Fox Corp. Class B	27,281	1,247,833
Interpublic Group of Cos., Inc.	71,201	1,995,052
John Wiley & Sons, Inc. Class A (b)	8,062	352,390
New York Times Co. Class A	26,667	1,388,017
News Corp. Class A	71,318	1,964,098
News Corp. Class B (b)	22,062	671,347
Nexstar Media Group, Inc.	5,830	920,965
Omnicom Group, Inc.	35,831	3,082,899
Paramount Global Class B	88,237	922,959
Scholastic Corp.	6,044	128,919
TechTarget, Inc. (a)	4,691	92,976
TEGNA, Inc. (b)	39,666	725,491
Thryv Holdings, Inc. (a) (b)	3,419	50,601
		48,201,914
METALS & MINING — 0.4%
Alcoa Corp.	31,651	1,195,775
Alpha Metallurgical Resources, Inc. (a)	2,237	447,668
Arch Resources, Inc.	3,261	460,518
ATI, Inc. (a)	23,695	1,304,173
Carpenter Technology Corp.	9,060	1,537,573
Century Aluminum Co. (a)	9,145	166,622
Cleveland-Cliffs, Inc. (a)	89,890	844,966
Commercial Metals Co.	21,959	1,089,166
Ferroglobe PLC (a) (e)	929	—
Freeport-McMoRan, Inc.	262,970	10,013,898
Kaiser Aluminum Corp.	3,070	215,729
Materion Corp.	3,124	308,901
Metallus, Inc. (a)	4,342	61,353
MP Materials Corp. (a) (b)	14,854	231,722
Newmont Corp.	209,550	7,799,451
Nucor Corp.	45,136	5,267,823
Reliance, Inc.	10,444	2,812,151
Royal Gold, Inc.	11,638	1,534,470
Steel Dynamics, Inc.	28,017	3,195,899
SunCoke Energy, Inc.	7,342	78,559
U.S. Steel Corp.	39,408	1,339,478
Warrior Met Coal, Inc.	7,057	382,772

See accompanying notes to financial statements.
54

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Worthington Steel, Inc.	6,368	$202,630
		40,491,297
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Annaly Capital Management, Inc. REIT	86,297	1,579,235
Apollo Commercial Real Estate Finance, Inc. REIT (b)	22,442	194,348
Arbor Realty Trust, Inc. REIT (b)	33,180	459,543
ARMOUR Residential REIT, Inc. (b)	3,018	56,919
Blackstone Mortgage Trust, Inc. Class A REIT (b)	31,421	547,040
Ellington Financial, Inc. REIT (b)	8,971	108,729
Franklin BSP Realty Trust, Inc. REIT (b)	7,878	98,790
KKR Real Estate Finance Trust, Inc. REIT (b)	7,587	76,629
New York Mortgage Trust, Inc. REIT (b)	15,400	93,324
PennyMac Mortgage Investment Trust REIT (b)	18,153	228,546
Ready Capital Corp. REIT (b)	13,906	94,839
Redwood Trust, Inc. REIT	21,255	138,795
Two Harbors Investment Corp. REIT	13,571	160,545
Starwood Property Trust, Inc. REIT (b)	56,650	1,073,517
		4,910,799
MULTI-UTILITIES — 0.6%
Ameren Corp.	45,474	4,053,552
Avista Corp.	12,906	472,747
Black Hills Corp.	11,383	666,133
CenterPoint Energy, Inc.	118,279	3,752,993
CMS Energy Corp.	51,937	3,461,601
Consolidated Edison, Inc.	62,679	5,592,847
Dominion Energy, Inc.	148,422	7,994,009
DTE Energy Co.	37,557	4,535,008
NiSource, Inc.	71,526	2,629,296
Northwestern Energy Group, Inc.	9,810	524,442
Public Service Enterprise Group, Inc.	91,254	7,710,050
Sempra	115,242	10,109,028
Unitil Corp.	2,677	145,067
WEC Energy Group, Inc.	56,917	5,352,475
		56,999,248
OFFICE REITs — 0.1%
Brandywine Realty Trust REIT (b)	31,667	177,335
BXP, Inc. REIT	25,791	1,917,819
COPT Defense Properties REIT	21,509	665,704
Cousins Properties, Inc. REIT	27,330	837,391
Douglas Emmett, Inc. REIT (b)	30,118	558,990
Easterly Government Properties, Inc. REIT	11,750	133,480
Security Description	Shares	Value
Highwoods Properties, Inc. REIT	19,242	$588,420
JBG SMITH Properties REIT	19,629	301,698
Kilroy Realty Corp. REIT (b)	18,439	745,858
SL Green Realty Corp. REIT	12,634	858,101
Vornado Realty Trust REIT (b)	29,423	1,236,943
		8,021,739
OIL, GAS & CONSUMABLE FUELS — 2.9%
Antero Midstream Corp. (b)	54,821	827,249
Antero Resources Corp. (a)	51,453	1,803,428
APA Corp.	64,144	1,481,085
California Resources Corp.	11,742	609,292
Chevron Corp.	298,891	43,291,372
Chord Energy Corp.	11,191	1,308,452
Civitas Resources, Inc.	15,373	705,159
CNX Resources Corp. (a)	28,712	1,052,869
Comstock Resources, Inc. (a) (b)	16,608	302,598
ConocoPhillips	233,853	23,191,202
CONSOL Energy, Inc.	6,075	648,081
Coterra Energy, Inc.	137,470	3,510,984
Crescent Energy Co. Class A	27,710	404,843
CVR Energy, Inc. (b)	5,364	100,521
Devon Energy Corp.	116,411	3,810,132
Diamondback Energy, Inc.	31,548	5,168,509
Dorian LPG Ltd.	6,135	149,510
DT Midstream, Inc.	17,208	1,710,991
EOG Resources, Inc.	99,374	12,181,265
EQT Corp.	100,745	4,645,352
Expand Energy Corp. (b)	35,443	3,528,351
Exxon Mobil Corp.	789,984	84,978,579
Green Plains, Inc. (a)	9,609	91,093
Hess Corp.	48,882	6,501,795
HF Sinclair Corp.	27,471	962,859
International Seaways, Inc. (b)	7,215	259,307
Kinder Morgan, Inc.	352,262	9,651,979
Magnolia Oil & Gas Corp. Class A	33,603	785,638
Marathon Petroleum Corp.	58,864	8,211,528
Matador Resources Co.	19,774	1,112,485
Murphy Oil Corp.	26,928	814,841
Northern Oil & Gas, Inc. (b)	12,951	481,259
Occidental Petroleum Corp.	120,610	5,959,340
ONEOK, Inc.	105,915	10,633,866
Ovintiv, Inc.	46,134	1,868,427
Par Pacific Holdings, Inc. (a)	9,508	155,836
PBF Energy, Inc. Class A (b)	20,743	550,727
Peabody Energy Corp.	19,992	418,632
Permian Resources Corp.	70,558	1,014,624
Phillips 66 Co.	73,649	8,390,831
Range Resources Corp.	48,002	1,727,112
REX American Resources Corp. (a) (b)	876	36,520
SM Energy Co. (b)	21,676	840,162
Talos Energy, Inc. (a) (b)	6,431	62,445
Targa Resources Corp.	40,988	7,316,358
Texas Pacific Land Corp. (b)	3,340	3,693,906
Valero Energy Corp.	55,967	6,860,995

See accompanying notes to financial statements.
55

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Viper Energy, Inc. (b)	11,493	$563,962
Vital Energy, Inc. (a) (b)	2,401	74,239
Williams Cos., Inc.	219,626	11,886,159
World Kinect Corp.	11,352	312,294
		286,649,043
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	23,984	1,806,954
Coty, Inc. Class A (a) (b)	54,562	379,751
Edgewell Personal Care Co. (b)	9,921	333,346
elf Beauty, Inc. (a) (b)	10,034	1,259,769
Estee Lauder Cos., Inc. Class A	41,367	3,101,698
Interparfums, Inc.	3,048	400,842
Kenvue, Inc.	347,474	7,418,570
USANA Health Sciences, Inc. (a)	2,364	84,844
		14,785,774
PAPER & FOREST PRODUCTS — 0.0% (d)
Louisiana-Pacific Corp.	11,834	1,225,411
Sylvamo Corp.	6,183	488,580
		1,713,991
PHARMACEUTICALS — 2.9%
Amphastar Pharmaceuticals, Inc. (a) (b)	6,558	243,499
ANI Pharmaceuticals, Inc. (a) (b)	1,012	55,943
Bristol-Myers Squibb Co.	368,810	20,859,894
Collegium Pharmaceutical, Inc. (a) (b)	1,702	48,762
Corcept Therapeutics, Inc. (a) (b)	18,524	933,424
Eli Lilly & Co.	141,802	109,471,144
Harmony Biosciences Holdings, Inc. (a) (b)	4,417	151,989
Innoviva, Inc. (a)	11,149	193,435
Jazz Pharmaceuticals PLC (a)	10,412	1,282,238
Johnson & Johnson	431,817	62,449,375
Ligand Pharmaceuticals, Inc. (a) (b)	2,844	304,735
Merck & Co., Inc.	452,495	45,014,203
Organon & Co. (b)	45,809	683,470
Pacira BioSciences, Inc. (a) (b)	8,097	152,547
Perrigo Co. PLC	25,154	646,709
Pfizer, Inc.	1,027,045	27,247,504
Phibro Animal Health Corp. Class A	3,138	65,898
Prestige Consumer Healthcare, Inc. (a)	9,281	724,753
Supernus Pharmaceuticals, Inc. (a)	9,774	353,428
Viatris, Inc.	217,993	2,714,013
Zoetis, Inc.	80,315	13,085,723
		286,682,686
PROFESSIONAL SERVICES — 0.8%
Amentum Holdings, Inc. (a) (b)	23,748	499,420
Automatic Data Processing, Inc.	72,520	21,228,780
Broadridge Financial Solutions, Inc.	21,107	4,772,082
Security Description	Shares	Value
CACI International, Inc. Class A (a)	3,910	$1,579,875
Concentrix Corp. (b)	7,795	337,290
CSG Systems International, Inc.	6,108	312,180
Dayforce, Inc. (a) (b)	28,200	2,048,448
Equifax, Inc.	21,870	5,573,569
ExlService Holdings, Inc. (a)	30,295	1,344,492
Exponent, Inc.	9,107	811,434
FTI Consulting, Inc. (a)	5,844	1,116,964
Genpact Ltd.	31,217	1,340,770
Heidrick & Struggles International, Inc.	3,282	145,425
Insperity, Inc.	6,186	479,477
Jacobs Solutions, Inc.	23,748	3,173,208
KBR, Inc.	25,698	1,488,685
Korn Ferry	9,890	667,080
Leidos Holdings, Inc.	24,541	3,535,376
ManpowerGroup, Inc.	10,316	595,440
Maximus, Inc.	11,347	847,054
NV5 Global, Inc. (a)	9,019	169,918
Parsons Corp. (a)	6,097	562,448
Paychex, Inc.	57,783	8,102,332
Paycom Software, Inc.	8,618	1,766,431
Paylocity Holding Corp. (a)	7,091	1,414,442
Robert Half, Inc.	20,554	1,448,235
Science Applications International Corp.	10,185	1,138,479
Verisk Analytics, Inc.	25,987	7,157,599
Verra Mobility Corp. (a) (b)	25,881	625,803
		74,282,736
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	56,189	7,377,054
CoStar Group, Inc. (a)	74,446	5,329,589
Cushman & Wakefield PLC (a)	30,241	395,552
eXp World Holdings, Inc. (b)	13,509	155,489
Jones Lang LaSalle, Inc. (a)	9,100	2,303,574
Kennedy-Wilson Holdings, Inc. (b)	21,456	214,345
Marcus & Millichap, Inc. (b)	4,595	175,805
St. Joe Co.	5,744	258,078
		16,209,486
RESIDENTIAL REITs — 0.3%
American Homes 4 Rent Class A REIT	57,882	2,165,944
AvalonBay Communities, Inc. REIT	25,067	5,513,988
Camden Property Trust REIT	18,600	2,158,344
Centerspace REIT	1,382	91,419
Elme Communities REIT	16,162	246,794
Equity LifeStyle Properties, Inc. REIT	32,130	2,139,858
Equity Residential REIT	62,189	4,462,683
Essex Property Trust, Inc. REIT	11,488	3,279,135
Independence Realty Trust, Inc. REIT (b)	43,647	865,957

See accompanying notes to financial statements.
56

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Invitation Homes, Inc. REIT	104,257	$3,333,096
Mid-America Apartment Communities, Inc. REIT	21,005	3,246,743
NexPoint Residential Trust, Inc. REIT	3,463	144,580
UDR, Inc. REIT	54,320	2,358,031
Veris Residential, Inc. REIT	17,479	290,676
		30,297,248
RETAIL REITs — 0.3%
Acadia Realty Trust REIT (b)	16,337	394,702
Agree Realty Corp. REIT	18,365	1,293,814
Brixmor Property Group, Inc. REIT	54,525	1,517,976
Curbline Properties Corp. REIT	14,536	337,526
Federal Realty Investment Trust REIT	13,210	1,478,860
Getty Realty Corp. REIT (b)	6,895	207,746
Kimco Realty Corp. REIT	122,174	2,862,537
Kite Realty Group Trust REIT	40,239	1,015,632
Macerich Co. REIT	39,135	779,569
NNN REIT, Inc.	32,231	1,316,636
Phillips Edison & Co., Inc. REIT	21,544	807,038
Realty Income Corp. REIT	148,799	7,947,355
Regency Centers Corp. REIT	30,308	2,240,671
Retail Opportunity Investments Corp. REIT	22,326	387,579
Saul Centers, Inc. REIT	3,135	121,638
Simon Property Group, Inc. REIT	53,767	9,259,215
SITE Centers Corp. REIT	7,268	111,128
Tanger, Inc. REIT	18,877	644,272
Urban Edge Properties REIT	21,296	457,864
Whitestone REIT	7,747	109,775
		33,291,533
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.7%
Advanced Micro Devices, Inc. (a)	293,716	35,477,956
Allegro MicroSystems, Inc. (a)	12,551	274,365
Alpha & Omega Semiconductor Ltd. (a)	3,997	148,009
Amkor Technology, Inc.	19,233	494,096
Analog Devices, Inc.	90,327	19,190,874
Applied Materials, Inc.	147,862	24,046,797
Axcelis Technologies, Inc. (a)	5,942	415,168
Broadcom, Inc.	836,722	193,985,629
CEVA, Inc. (a)	4,077	128,629
Cirrus Logic, Inc. (a)	10,693	1,064,809
Cohu, Inc. (a) (b)	7,465	199,316
Diodes, Inc. (a)	6,872	423,796
Enphase Energy, Inc. (a)	24,211	1,662,812
First Solar, Inc. (a)	19,425	3,423,462
FormFactor, Inc. (a)	13,989	615,516
Ichor Holdings Ltd. (a)	3,653	117,700
Impinj, Inc. (a) (b)	2,998	435,489
Intel Corp.	764,723	15,332,696
KLA Corp.	23,938	15,083,813
Security Description	Shares	Value
Kulicke & Soffa Industries, Inc.	11,342	$529,218
Lam Research Corp.	228,407	16,497,838
Lattice Semiconductor Corp. (a)	24,574	1,392,117
MACOM Technology Solutions Holdings, Inc. (a)	9,068	1,178,024
MaxLinear, Inc. (a)	12,894	255,043
Microchip Technology, Inc.	96,627	5,541,558
Micron Technology, Inc.	199,192	16,763,999
MKS Instruments, Inc.	9,870	1,030,329
Monolithic Power Systems, Inc.	8,652	5,119,388
NVIDIA Corp.	4,409,146	592,104,216
NXP Semiconductors NV	46,740	9,714,909
ON Semiconductor Corp. (a)	78,964	4,978,680
Onto Innovation, Inc. (a)	8,273	1,378,861
PDF Solutions, Inc. (a)	5,665	153,408
Penguin Solutions, Inc. (a) (b)	5,999	115,121
Photronics, Inc. (a)	11,839	278,927
Power Integrations, Inc.	9,444	582,695
Qorvo, Inc. (a)	17,569	1,228,600
QUALCOMM, Inc.	201,794	30,999,594
Rambus, Inc. (a)	21,290	1,125,389
Semtech Corp. (a)	11,811	730,510
Silicon Laboratories, Inc. (a)	5,786	718,737
SiTime Corp. (a) (b)	2,680	574,940
Skyworks Solutions, Inc.	29,959	2,656,764
SolarEdge Technologies, Inc. (a) (b)	9,472	128,819
Synaptics, Inc. (a)	6,710	512,107
Teradyne, Inc.	27,839	3,505,487
Texas Instruments, Inc.	164,785	30,898,835
Ultra Clean Holdings, Inc. (a)	7,006	251,866
Universal Display Corp.	7,963	1,164,191
Veeco Instruments, Inc. (a) (b)	9,090	243,612
Wolfspeed, Inc. (a) (b)	19,926	132,707
		1,045,007,421
SOFTWARE — 9.9%
A10 Networks, Inc.	11,152	205,197
ACI Worldwide, Inc. (a)	21,235	1,102,309
Adeia, Inc. (b)	17,669	247,013
Adobe, Inc. (a)	79,280	35,254,230
Agilysys, Inc. (a) (b)	3,177	418,443
Alarm.com Holdings, Inc. (a)	7,709	468,707
Altair Engineering, Inc. Class A (a)	10,360	1,130,380
ANSYS, Inc. (a)	15,733	5,307,213
Appfolio, Inc. Class A (a)	3,761	927,914
Aspen Technology, Inc. (a)	5,171	1,290,837
Autodesk, Inc. (a)	38,749	11,453,042
Bill Holdings, Inc. (a)	17,114	1,449,727
Blackbaud, Inc. (a)	9,012	666,167
BlackLine, Inc. (a)	9,183	557,959
Box, Inc. Class A (a)	26,091	824,476
Cadence Design Systems, Inc. (a)	49,266	14,802,462
Clear Secure, Inc. Class A (b)	9,694	258,248
Commvault Systems, Inc. (a)	8,845	1,334,799

See accompanying notes to financial statements.
57

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Crowdstrike Holdings, Inc. Class A (a)	41,800	$14,302,288
DocuSign, Inc. (a)	36,839	3,313,300
Dolby Laboratories, Inc. Class A	10,884	850,040
DoubleVerify Holdings, Inc. (a)	22,972	441,292
Dropbox, Inc. Class A (a)	49,343	1,482,264
Dynatrace, Inc. (a)	43,613	2,370,367
Fair Isaac Corp. (a)	4,320	8,600,818
Fortinet, Inc. (a)	115,577	10,919,715
Gen Digital, Inc.	106,386	2,912,849
InterDigital, Inc. (b)	5,516	1,068,559
Intuit, Inc.	50,843	31,954,825
LiveRamp Holdings, Inc. (a)	12,062	366,323
Manhattan Associates, Inc. (a)	11,371	3,072,899
MARA Holdings, Inc. (a) (b)	41,048	688,375
Microsoft Corp.	1,335,155	562,767,832
N-able, Inc. (a)	12,460	116,376
NCR Voyix Corp. (a) (b)	24,138	334,070
Oracle Corp.	286,266	47,703,366
Palantir Technologies, Inc. Class A (a)	357,510	27,038,481
Palo Alto Networks, Inc. (a)	117,342	21,351,550
Progress Software Corp. (b)	8,524	555,339
PTC, Inc. (a)	21,620	3,975,269
Qualys, Inc. (a)	5,957	835,291
Roper Technologies, Inc.	19,010	9,882,348
Salesforce, Inc.	171,141	57,217,570
ServiceNow, Inc. (a)	37,226	39,464,027
SolarWinds Corp.	9,541	135,959
Sprinklr, Inc. Class A (a) (b)	19,460	164,437
SPS Commerce, Inc. (a)	6,112	1,124,547
Synopsys, Inc. (a)	27,450	13,323,132
Teradata Corp. (a)	19,377	603,594
Tyler Technologies, Inc. (a)	7,426	4,282,129
Workday, Inc. Class A (a)	38,266	9,873,776
		960,792,130
SPECIALIZED REITs — 0.9%
American Tower Corp. REIT	84,094	15,423,681
Crown Castle, Inc. REIT	78,231	7,100,246
CubeSmart REIT	41,045	1,758,778
Digital Realty Trust, Inc. REIT	55,171	9,783,473
EPR Properties REIT	13,551	600,038
Equinix, Inc. REIT	17,011	16,039,502
Extra Space Storage, Inc. REIT	37,349	5,587,410
Four Corners Property Trust, Inc. REIT	13,439	364,734
Gaming & Leisure Properties, Inc. REIT (b)	47,896	2,306,671
Iron Mountain, Inc. REIT	52,497	5,517,960
Lamar Advertising Co. Class A REIT	16,076	1,957,092
National Storage Affiliates Trust REIT	13,936	528,314
Outfront Media, Inc. REIT	20,594	365,338
PotlatchDeltic Corp. REIT	12,410	487,092
Public Storage REIT	28,708	8,596,324
Security Description	Shares	Value
Rayonier, Inc. REIT (b)	25,549	$666,829
Safehold, Inc. REIT (b)	6,048	111,767
SBA Communications Corp. REIT	19,693	4,013,433
Uniti Group, Inc. REIT (b)	35,926	197,593
VICI Properties, Inc. REIT	181,798	5,310,320
Weyerhaeuser Co. REIT	134,599	3,788,962
		90,505,557
SPECIALTY RETAIL — 2.1%
Abercrombie & Fitch Co. Class A (a)	9,235	1,380,356
Academy Sports & Outdoors, Inc. (b)	15,619	898,561
Advance Auto Parts, Inc. (b)	12,011	568,000
American Eagle Outfitters, Inc. (b)	29,065	484,514
Asbury Automotive Group, Inc. (a) (b)	3,431	833,836
AutoNation, Inc. (a)	4,982	846,143
AutoZone, Inc. (a)	3,142	10,060,684
Bath & Body Works, Inc.	43,087	1,670,483
Best Buy Co., Inc.	36,578	3,138,392
Boot Barn Holdings, Inc. (a) (b)	3,809	578,282
Buckle, Inc. (b)	5,307	269,649
Burlington Stores, Inc. (a)	11,748	3,348,885
Caleres, Inc. (b)	8,578	198,667
CarMax, Inc. (a)	29,972	2,450,511
Chewy, Inc. Class A (a)	29,607	991,538
Dick's Sporting Goods, Inc.	11,644	2,664,613
Five Below, Inc. (a)	10,097	1,059,781
Floor & Decor Holdings, Inc. Class A (a) (b)	19,352	1,929,394
Foot Locker, Inc. (a) (b)	17,785	387,002
GameStop Corp. Class A (a)	43,613	1,366,831
Gap, Inc.	38,174	902,052
Group 1 Automotive, Inc. (b)	2,568	1,082,361
Guess?, Inc. (b)	6,603	92,838
Home Depot, Inc.	178,064	69,265,115
Leslie's, Inc. (a) (b)	27,604	61,557
Lithia Motors, Inc.	5,217	1,864,712
Lowe's Cos., Inc.	101,684	25,095,611
MarineMax, Inc. (a) (b)	3,208	92,872
Monro, Inc.	6,218	154,206
Murphy USA, Inc. (b)	3,082	1,546,394
National Vision Holdings, Inc. (a)	14,811	154,331
ODP Corp. (a) (b)	7,835	178,168
O'Reilly Automotive, Inc. (a)	10,184	12,076,187
Penske Automotive Group, Inc. (b)	4,238	646,041
RH (a)	2,841	1,118,189
Ross Stores, Inc.	60,572	9,162,726
Sally Beauty Holdings, Inc. (a)	23,401	244,541
Shoe Carnival, Inc. (b)	4,374	144,692
Signet Jewelers Ltd. (b)	9,308	751,249
Sonic Automotive, Inc. Class A	4,081	258,531
TJX Cos., Inc.	201,415	24,332,946

See accompanying notes to financial statements.
58

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Tractor Supply Co.	98,505	$5,226,675
Ulta Beauty, Inc. (a)	8,869	3,857,394
Upbound Group, Inc.	7,399	215,829
Urban Outfitters, Inc. (a)	11,983	657,627
Valvoline, Inc. (a)	25,106	908,335
Victoria's Secret & Co. (a) (b)	14,162	586,590
Williams-Sonoma, Inc.	23,346	4,323,212
		200,127,103
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.3%
Apple, Inc.	2,714,588	679,787,127
Corsair Gaming, Inc. (a) (b)	6,222	41,127
Dell Technologies, Inc. Class C	50,200	5,785,048
Hewlett Packard Enterprise Co.	233,319	4,981,361
HP, Inc.	158,350	5,166,960
NetApp, Inc.	37,839	4,392,351
Pure Storage, Inc. Class A (a)	53,299	3,274,158
Seagate Technology Holdings PLC	36,235	3,127,443
Super Micro Computer, Inc. (a) (b)	83,963	2,559,192
Western Digital Corp. (a)	56,414	3,363,967
Xerox Holdings Corp. (b)	28,057	236,521
		712,715,255
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings Ltd. (a) (b)	21,147	445,356
Carter's, Inc. (b)	7,945	430,540
Columbia Sportswear Co. (b)	5,734	481,255
Crocs, Inc. (a)	12,013	1,315,784
Deckers Outdoor Corp. (a)	26,980	5,479,368
G-III Apparel Group Ltd. (a) (b)	9,017	294,135
Hanesbrands, Inc. (a)	62,843	511,542
Kontoor Brands, Inc.	8,510	726,839
Lululemon Athletica, Inc. (a)	20,985	8,024,874
NIKE, Inc. Class B	213,366	16,145,405
Oxford Industries, Inc. (b)	3,048	240,121
PVH Corp. (b)	10,966	1,159,654
Ralph Lauren Corp.	7,282	1,681,996
Skechers USA, Inc. Class A (a)	23,421	1,574,828
Steven Madden Ltd.	14,105	599,745
Tapestry, Inc.	39,482	2,579,359
Under Armour, Inc. Class A (a)	36,125	299,115
Under Armour, Inc. Class C (a) (b)	35,605	265,613
VF Corp. (b)	58,209	1,249,165
Wolverine World Wide, Inc. (b)	14,568	323,410
		43,828,104
TOBACCO — 0.5%
Altria Group, Inc.	303,408	15,865,204
Philip Morris International, Inc.	281,547	33,884,182
Universal Corp. (b)	3,354	183,933
		49,933,319
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Air Lease Corp. (b)	18,799	906,300
Security Description	Shares	Value
Applied Industrial Technologies, Inc.	7,428	$1,778,783
Boise Cascade Co.	7,055	838,557
Core & Main, Inc. Class A (a)	22,670	1,154,130
DNOW, Inc. (a)	13,290	172,903
DXP Enterprises, Inc. (a) (b)	2,861	236,376
Fastenal Co.	103,743	7,460,159
GATX Corp. (b)	6,094	944,326
GMS, Inc. (a)	6,836	579,898
MSC Industrial Direct Co., Inc. Class A	8,399	627,321
Rush Enterprises, Inc. Class A	11,108	608,607
United Rentals, Inc.	11,477	8,084,858
Watsco, Inc. (b)	5,864	2,778,891
WESCO International, Inc.	8,231	1,489,482
WW Grainger, Inc.	8,121	8,559,940
		36,220,531
WATER UTILITIES — 0.1%
American States Water Co.	6,354	493,833
American Water Works Co., Inc.	35,378	4,404,207
California Water Service Group	9,564	433,536
Essential Utilities, Inc.	41,006	1,489,338
Middlesex Water Co. (b)	3,038	159,890
SJW Group	4,946	243,442
		7,224,246
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a) (b)	12,071	97,654
NII Holdings, Inc. (a) (b)	11,225	1,459
Telephone & Data Systems, Inc.	19,145	653,036
T-Mobile U.S., Inc.	87,254	19,259,576
		20,011,725
TOTAL COMMON STOCKS (Cost $6,496,728,906)		9,714,161,332
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (f) (g)	4,665,197	4,665,197
State Street Navigator Securities Lending Portfolio II (c) (h)	52,786,303	52,786,303
TOTAL SHORT-TERM INVESTMENTS (Cost $57,451,500)		57,451,500
TOTAL INVESTMENTS — 100.5% (Cost $6,554,180,406)		9,771,612,832
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(46,491,799)
NET ASSETS — 100.0%		$9,725,121,033

See accompanying notes to financial statements.
59

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2024.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	32	03/21/2025	$9,820,117	$9,497,200	$(322,917)

During the period ended December 31, 2024, the average notional value related to futures contracts was $14,985,055.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,714,159,872	$1,460	$0(a)	$9,714,161,332
Short-Term Investments	57,451,500	—	—	57,451,500
TOTAL INVESTMENTS	$9,771,611,372	$1,460	$0	$9,771,612,832
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(322,917)	$—	$—	$(322,917)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(322,917)	$—	$—	$(322,917)
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2024.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Corp.	54,943	$4,065,782	$297,149	$729,240	$70,528	$1,268,453	50,664	$4,972,672	$80,215
State Street Institutional Liquid Reserves Fund, Premier Class	5,175,258	5,176,810	22,788,973	27,965,783	266	(266)	—	—	95,211
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	78,252,166	73,586,969	—	—	4,665,197	4,665,197	244,791
State Street Navigator Securities Lending Portfolio II	52,623,778	52,623,778	319,334,833	319,172,308	—	—	52,786,303	52,786,303	82,108
Total		$61,866,370	$420,673,121	$421,454,300	$70,794	$1,268,187		$62,424,172	$502,325
See accompanying notes to financial statements.
60

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.3%
General Dynamics Corp.	93	$24,505
Huntington Ingalls Industries, Inc.	15	2,835
L3Harris Technologies, Inc.	66	13,878
Lockheed Martin Corp.	79	38,389
Northrop Grumman Corp.	50	23,464
		103,071
AIR FREIGHT & LOGISTICS — 0.7%
CH Robinson Worldwide, Inc.	44	4,546
FedEx Corp.	81	22,788
United Parcel Service, Inc. Class B	260	32,786
		60,120
AUTO COMPONENTS — 0.0% (a)
LCI Industries	23	2,378
BANKS — 6.6%
Associated Banc-Corp.	126	3,011
Atlantic Union Bankshares Corp.	82	3,106
Bank of Hawaii Corp.	33	2,351
Bank OZK	91	4,052
BankUnited, Inc.	68	2,596
Banner Corp.	28	1,870
Cadence Bank	153	5,271
Cathay General Bancorp	61	2,904
Citigroup, Inc.	1,686	118,678
Citizens Financial Group, Inc.	392	17,154
Columbia Banking System, Inc.	172	4,646
Comerica, Inc.	112	6,927
Community Financial System, Inc.	46	2,837
Cullen/Frost Bankers, Inc.	50	6,712
CVB Financial Corp.	107	2,291
Fifth Third Bancorp	585	24,734
First Financial Bancorp	85	2,285
First Hawaiian, Inc.	110	2,855
First Horizon Corp.	424	8,539
FNB Corp.	312	4,611
Fulton Financial Corp.	166	3,200
Glacier Bancorp, Inc.	96	4,821
Huntington Bancshares, Inc.	1,222	19,882
Independent Bank Corp.	36	2,311
KeyCorp	804	13,781
M&T Bank Corp.	136	25,569
Old National Bancorp	280	6,077
PNC Financial Services Group, Inc.	346	66,726
Prosperity Bancshares, Inc.	83	6,254
Regions Financial Corp.	799	18,792
Simmons First National Corp. Class A	103	2,285
Synovus Financial Corp.	116	5,943
Truist Financial Corp.	1,173	50,885
Trustmark Corp.	51	1,804
U.S. Bancorp	1,310	62,657
United Bankshares, Inc.	119	4,468
United Community Banks, Inc.	109	3,522
Valley National Bancorp	358	3,243
Security Description	Shares	Value
WaFd, Inc.	73	$2,354
Webster Financial Corp.	137	7,565
Zions Bancorp NA	118	6,402
		545,971
BEVERAGES — 2.3%
Coca-Cola Co.	1,707	106,278
PepsiCo, Inc.	559	85,001
		191,279
BIOTECHNOLOGY — 2.4%
AbbVie, Inc.	638	113,372
Amgen, Inc.	190	49,522
Gilead Sciences, Inc.	408	37,687
		200,581
BUILDING PRODUCTS — 0.2%
A.O. Smith Corp.	50	3,410
Allegion PLC	31	4,051
Masco Corp.	80	5,806
Owens Corning	30	5,110
		18,377
CAPITAL MARKETS — 4.9%
Bank of New York Mellon Corp.	617	47,404
Federated Hermes, Inc.	67	2,754
Franklin Resources, Inc.	273	5,539
Goldman Sachs Group, Inc.	265	151,744
Janus Henderson Group PLC	109	4,636
Jefferies Financial Group, Inc.	137	10,741
Morgan Stanley	969	121,823
Northern Trust Corp.	157	16,093
State Street Corp. (b)	256	25,127
T. Rowe Price Group, Inc.	193	21,826
		407,687
CHEMICALS — 1.6%
Air Products & Chemicals, Inc.	147	42,636
Ashland, Inc.	35	2,501
Avient Corp.	68	2,779
Cabot Corp.	40	3,652
CF Industries Holdings, Inc.	133	11,348
Chemours Co.	116	1,960
Eastman Chemical Co.	88	8,036
FMC Corp.	95	4,618
LyondellBasell Industries NV Class A	202	15,003
NewMarket Corp.	6	3,170
PPG Industries, Inc.	174	20,784
RPM International, Inc.	86	10,583
Scotts Miracle-Gro Co.	30	1,990
Sensient Technologies Corp.	31	2,209
		131,269
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	22	1,126
Brady Corp. Class A	16	1,182
Republic Services, Inc.	73	14,686

See accompanying notes to financial statements.
61

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Waste Management, Inc.	131	$26,434
		43,428
COMMUNICATIONS EQUIPMENT — 2.9%
Cisco Systems, Inc.	3,833	226,913
Juniper Networks, Inc.	328	12,284
		239,197
CONSUMER FINANCE — 0.1%
Ally Financial, Inc.	251	9,038
Navient Corp.	72	957
		9,995
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.5%
Sysco Corp.	213	16,286
Target Corp.	198	26,766
		43,052
CONTAINERS & PACKAGING — 0.6%
Amcor PLC	1,059	9,965
Avery Dennison Corp.	62	11,602
Graphic Packaging Holding Co.	212	5,758
Packaging Corp. of America	60	13,508
Sealed Air Corp.	105	3,552
Silgan Holdings, Inc.	60	3,123
Sonoco Products Co.	72	3,517
		51,025
DISTRIBUTORS — 0.2%
Genuine Parts Co.	145	16,930
DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	125	6,605
DIVERSIFIED TELECOMMUNICATION SERVICES — 7.3%
Cogent Communications Holdings, Inc.	128	9,865
Verizon Communications, Inc.	14,900	595,851
		605,716
ELECTRIC UTILITIES — 2.0%
ALLETE, Inc.	24	1,555
American Electric Power Co., Inc.	231	21,305
Duke Energy Corp.	314	33,831
Edison International	165	13,174
Entergy Corp.	172	13,041
Evergy, Inc.	97	5,970
Eversource Energy	153	8,787
Exelon Corp.	419	15,771
FirstEnergy Corp.	217	8,632
OGE Energy Corp.	85	3,506
Pinnacle West Capital Corp.	47	3,984
Portland General Electric Co.	43	1,876
Southern Co.	443	36,468
		167,900
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 1.1%
Eaton Corp. PLC	137	$45,466
Emerson Electric Co.	208	25,778
Hubbell, Inc.	18	7,540
nVent Electric PLC	57	3,885
Rockwell Automation, Inc.	41	11,717
		94,386
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Avnet, Inc.	88	4,604
Corning, Inc.	743	35,307
TE Connectivity PLC	313	44,750
Vishay Intertechnology, Inc.	121	2,050
		86,711
FINANCIAL SERVICES — 0.1%
HA Sustainable Infrastructure Capital, Inc.	105	2,817
Radian Group, Inc.	135	4,283
Western Union Co.	322	3,413
		10,513
FOOD PRODUCTS — 0.7%
Campbell's Co.	85	3,560
Conagra Brands, Inc.	219	6,077
Flowers Foods, Inc.	84	1,735
General Mills, Inc.	247	15,751
Hormel Foods Corp.	123	3,859
Ingredion, Inc.	27	3,714
J.M. Smucker Co.	45	4,955
Kellanova	110	8,907
Tyson Foods, Inc. Class A	118	6,778
		55,336
GAS UTILITIES — 0.1%
National Fuel Gas Co.	37	2,245
ONE Gas, Inc.	24	1,662
Southwest Gas Holdings, Inc.	25	1,768
Spire, Inc.	25	1,696
UGI Corp.	91	2,569
		9,940
GROUND TRANSPORTATION — 0.9%
Norfolk Southern Corp.	80	18,776
Ryder System, Inc.	16	2,510
Union Pacific Corp.	234	53,361
Werner Enterprises, Inc.	22	790
		75,437
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Abbott Laboratories	590	66,735
Becton Dickinson & Co.	101	22,914
Dentsply Sirona, Inc.	78	1,480
Medtronic PLC	440	35,147
		126,276

See accompanying notes to financial statements.
62

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.9%
Cardinal Health, Inc.	83	$9,817
Cigna Group	106	29,271
CVS Health Corp.	489	21,951
Patterson Cos., Inc.	26	802
Quest Diagnostics, Inc.	38	5,733
UnitedHealth Group, Inc.	334	168,957
		236,531
HEALTH CARE REITs — 0.2%
CareTrust REIT, Inc.	144	3,895
Omega Healthcare Investors, Inc. REIT	235	8,895
		12,790
HOTELS, RESTAURANTS & LEISURE — 3.2%
McDonald's Corp.	610	176,833
Papa John's International, Inc.	29	1,191
Starbucks Corp.	958	87,417
		265,441
HOUSEHOLD DURABLES — 0.4%
Garmin Ltd.	141	29,083
Whirlpool Corp.	45	5,151
		34,234
HOUSEHOLD PRODUCTS — 0.4%
Clorox Co.	52	8,445
Energizer Holdings, Inc.	25	872
Kimberly-Clark Corp.	144	18,870
		28,187
INDUSTRIAL CONGLOMERATES — 0.6%
Honeywell International, Inc.	232	52,407
INSURANCE — 1.9%
Cincinnati Financial Corp.	137	19,687
Fidelity National Financial, Inc.	237	13,305
First American Financial Corp.	94	5,869
Lincoln National Corp.	146	4,630
MetLife, Inc.	512	41,922
Old Republic International Corp.	215	7,781
Principal Financial Group, Inc.	182	14,089
Prudential Financial, Inc.	307	36,389
Unum Group	142	10,370
		154,042
IT SERVICES — 5.1%
Accenture PLC Class A	608	213,888
International Business Machines Corp.	933	205,102
		418,990
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	121	6,765
Polaris, Inc.	51	2,939
		9,704
Security Description	Shares	Value
MACHINERY — 2.6%
Barnes Group, Inc.	14	$662
Caterpillar, Inc.	176	63,846
Cummins, Inc.	48	16,733
Deere & Co.	94	39,828
Donaldson Co., Inc.	43	2,896
Dover Corp.	51	9,568
Flowserve Corp.	47	2,703
Hillenbrand, Inc.	26	800
Illinois Tool Works, Inc.	100	25,356
Kennametal, Inc.	29	697
Lincoln Electric Holdings, Inc.	20	3,749
Oshkosh Corp.	23	2,187
Parker-Hannifin Corp.	47	29,893
Snap-on, Inc.	17	5,771
Stanley Black & Decker, Inc.	59	4,737
Timken Co.	23	1,641
Toro Co.	39	3,124
Trinity Industries, Inc.	29	1,018
		215,209
MEDIA — 0.6%
Interpublic Group of Cos., Inc.	1,311	36,734
Nexstar Media Group, Inc.	98	15,481
		52,215
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Arbor Realty Trust, Inc. REIT (c)	171	2,368
Starwood Property Trust, Inc. REIT	288	5,458
		7,826
MULTI-UTILITIES — 0.2%
Avista Corp.	34	1,245
Black Hills Corp.	29	1,697
Northwestern Energy Group, Inc.	27	1,444
WEC Energy Group, Inc.	129	12,131
		16,517
OFFICE REITs — 0.2%
BXP, Inc. REIT	124	9,221
COPT Defense Properties REIT	100	3,095
Highwoods Properties, Inc. REIT	92	2,813
Kilroy Realty Corp. REIT	92	3,721
		18,850
OIL, GAS & CONSUMABLE FUELS — 3.2%
Chevron Corp.	488	70,682
DT Midstream, Inc.	25	2,486
Exxon Mobil Corp.	1,276	137,259
Kinder Morgan, Inc.	500	13,700
ONEOK, Inc.	160	16,064
Phillips 66 Co.	125	14,241
Valero Energy Corp.	96	11,769
		266,201

See accompanying notes to financial statements.
63

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
PERSONAL CARE PRODUCTS — 0.2%
Kenvue, Inc.	795	$16,973
PHARMACEUTICALS — 3.7%
Bristol-Myers Squibb Co.	687	38,857
Johnson & Johnson	826	119,456
Merck & Co., Inc.	943	93,810
Organon & Co.	100	1,492
Perrigo Co. PLC	50	1,285
Pfizer, Inc.	1,985	52,662
		307,562
PROFESSIONAL SERVICES — 1.0%
Automatic Data Processing, Inc.	140	40,982
Broadridge Financial Solutions, Inc.	42	9,496
Insperity, Inc.	13	1,008
Korn Ferry	21	1,416
Leidos Holdings, Inc.	47	6,771
ManpowerGroup, Inc.	20	1,154
Maximus, Inc.	23	1,717
Paychex, Inc.	109	15,284
Robert Half, Inc.	36	2,537
		80,365
RESIDENTIAL REITs — 0.6%
Equity Residential REIT	311	22,318
Mid-America Apartment Communities, Inc. REIT	111	17,157
UDR, Inc. REIT	285	12,372
		51,847
RETAIL REITs — 0.8%
Agree Realty Corp. REIT	93	6,552
Federal Realty Investment Trust REIT	71	7,948
NNN REIT, Inc.	174	7,108
Realty Income Corp. REIT	811	43,316
		64,924
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 19.1%
Analog Devices, Inc.	497	105,592
Broadcom, Inc.	4,687	1,086,634
Microchip Technology, Inc.	568	32,575
QUALCOMM, Inc.	1,127	173,130
Skyworks Solutions, Inc.	166	14,721
Texas Instruments, Inc.	913	171,197
		1,583,849
SOFTWARE — 3.3%
Dolby Laboratories, Inc. Class A	63	4,920
InterDigital, Inc.	24	4,649
Oracle Corp.	1,562	260,292
		269,861
SPECIALIZED REITs — 0.7%
Crown Castle, Inc. REIT	430	39,027
CubeSmart REIT	229	9,813
Security Description	Shares	Value
Four Corners Property Trust, Inc. REIT	87	$2,361
National Storage Affiliates Trust REIT	72	2,729
		53,930
SPECIALTY RETAIL — 6.0%
Best Buy Co., Inc.	182	15,616
Dick's Sporting Goods, Inc.	50	11,442
Home Depot, Inc.	841	327,141
Lowe's Cos., Inc.	479	118,217
Tractor Supply Co.	485	25,734
		498,150
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Hewlett Packard Enterprise Co.	1,373	29,314
HP, Inc.	963	31,423
NetApp, Inc.	212	24,609
Seagate Technology Holdings PLC	221	19,074
		104,420
TOBACCO — 1.3%
Altria Group, Inc.	719	37,597
Philip Morris International, Inc.	586	70,525
		108,122
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	195	14,022
GATX Corp.	12	1,860
MSC Industrial Direct Co., Inc. Class A	18	1,344
Watsco, Inc.	13	6,161
		23,387
TOTAL COMMON STOCKS (Cost $7,173,322)		8,255,714

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (d) (e)	15,059	15,059
State Street Navigator Securities Lending Portfolio II (b) (f)	2,268	2,268
TOTAL SHORT-TERM INVESTMENTS (Cost $17,327)		17,327
TOTAL INVESTMENTS — 99.9% (Cost $7,190,649)		8,273,041
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		5,700
NET ASSETS — 100.0%		$8,278,741
(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at December 31, 2024.

See accompanying notes to financial statements.
64

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2024.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,255,714	$—	$—	$8,255,714
Short-Term Investments	17,327	—	—	17,327
TOTAL INVESTMENTS	$8,273,041	$—	$—	$8,273,041

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Corp.	206	$15,244	$6,890	$2,307	$261	$5,039	256	$25,127	$296
State Street Institutional Liquid Reserves Fund, Premier Class	10,652	10,656	24,020	34,676	1	(1)	—	—	143
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	152,481	137,422	—	—	15,059	15,059	295
State Street Navigator Securities Lending Portfolio II	—	—	28,106	25,838	—	—	2,268	2,268	—
Total		$25,900	$211,497	$200,243	$262	$5,038		$42,454	$734
See accompanying notes to financial statements.
65

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 99.8%
AAR Corp. (a)	480,922	$29,470,900
AeroVironment, Inc. (a) (b)	753,517	115,958,731
Archer Aviation, Inc. Class A (a) (b)	10,730,299	104,620,415
Astronics Corp. (a) (b)	300,869	4,801,869
Axon Enterprise, Inc. (a)	181,034	107,592,127
Boeing Co. (a)	700,804	124,042,308
BWX Technologies, Inc.	946,803	105,464,386
Cadre Holdings, Inc. (b)	338,394	10,930,126
Curtiss-Wright Corp.	312,860	111,024,628
Ducommun, Inc. (a)	91,220	5,807,065
General Dynamics Corp.	438,177	115,455,258
General Electric Co.	689,665	115,029,225
HEICO Corp. (b)	449,888	106,956,373
Hexcel Corp.	1,381,358	86,611,147
Howmet Aerospace, Inc.	1,001,941	109,582,287
Huntington Ingalls Industries, Inc.	607,274	114,756,568
Intuitive Machines, Inc. (a) (b)	2,958,481	53,726,015
Kratos Defense & Security Solutions, Inc. (a) (b)	1,562,814	41,227,033
L3Harris Technologies, Inc.	508,172	106,858,408
Leonardo DRS, Inc. (a)	867,211	28,019,588
Loar Holdings, Inc. (a) (b)	382,123	28,242,711
Lockheed Martin Corp.	230,656	112,084,977
Mercury Systems, Inc. (a) (b)	697,078	29,277,276
Moog, Inc. Class A	211,543	41,640,124
National Presto Industries, Inc.	48,703	4,793,349
Northrop Grumman Corp.	244,533	114,756,892
Rocket Lab USA, Inc. (a) (b)	4,980,954	126,864,898
RTX Corp.	994,571	115,091,756
Spirit AeroSystems Holdings, Inc. Class A (a) (b)	2,971,972	101,284,806
Textron, Inc.	1,416,111	108,318,331
TransDigm Group, Inc.	93,293	118,228,353
Security Description	Shares	Value
Triumph Group, Inc. (a) (b)	1,100,082	$20,527,530
V2X, Inc. (a)	267,594	12,799,021
Woodward, Inc.	647,797	107,806,377
TOTAL COMMON STOCKS (Cost $2,277,587,837)		2,639,650,858
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	5,650,028	5,650,028
State Street Navigator Securities Lending Portfolio II (e) (f)	170,519,132	170,519,132
TOTAL SHORT-TERM INVESTMENTS (Cost $176,169,160)		176,169,160
TOTAL INVESTMENTS — 106.5% (Cost $2,453,756,997)		2,815,820,018
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%		(171,004,350)
NET ASSETS — 100.0%		$2,644,815,668

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,639,650,858	$—	$—	$2,639,650,858
Short-Term Investments	176,169,160	—	—	176,169,160
TOTAL INVESTMENTS	$2,815,820,018	$—	$—	$2,815,820,018
See accompanying notes to financial statements.
66

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,708,743	$2,709,555	$15,124,723	$17,834,278	$212	$(212)	—	$—	$46,493
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	31,625,340	25,975,312	—	—	5,650,028	5,650,028	51,570
State Street Navigator Securities Lending Portfolio II	160,660,356	160,660,356	550,453,999	540,595,223	—	—	170,519,132	170,519,132	932,772
Total		$163,369,911	$597,204,062	$584,404,813	$212	$(212)		$176,169,160	$1,030,835
See accompanying notes to financial statements.
67

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 82.6%
Ameris Bancorp	415,033	$25,968,616
Associated Banc-Corp.	1,069,272	25,555,601
Atlantic Union Bankshares Corp. (a)	673,309	25,504,945
Axos Financial, Inc. (b)	351,085	24,523,287
Banc of California, Inc.	1,653,321	25,560,343
Bancorp, Inc. (b)	502,423	26,442,522
Bank of America Corp.	609,586	26,791,305
Bank of Hawaii Corp. (a)	372,999	26,572,449
Bank OZK	590,626	26,300,576
BankUnited, Inc.	681,140	25,999,114
Banner Corp.	319,864	21,357,319
BOK Financial Corp.	217,424	23,144,785
Cadence Bank (a)	753,088	25,943,882
Cathay General Bancorp (a)	440,364	20,965,730
Citigroup, Inc.	390,351	27,476,807
Citizens Financial Group, Inc.	607,616	26,589,276
Columbia Banking System, Inc.	936,326	25,290,165
Comerica, Inc.	421,087	26,044,231
Commerce Bancshares, Inc.	411,100	25,615,641
Community Financial System, Inc.	369,213	22,773,058
Cullen/Frost Bankers, Inc.	203,038	27,257,851
CVB Financial Corp. (a)	1,074,177	22,998,129
East West Bancorp, Inc. (a)	267,200	25,587,072
Eastern Bankshares, Inc.	1,381,350	23,828,287
Fifth Third Bancorp	613,043	25,919,458
First BanCorp	1,394,739	25,928,198
First Citizens BancShares, Inc. Class A	13,395	28,303,903
First Financial Bancorp	625,674	16,818,117
First Financial Bankshares, Inc. (a)	682,128	24,590,714
First Hawaiian, Inc.	860,719	22,335,658
First Horizon Corp.	1,363,589	27,462,682
First Interstate BancSystem, Inc. Class A	815,629	26,483,474
First Merchants Corp.	369,037	14,720,886
Flagstar Financial, Inc. (a)	2,488,049	23,213,497
FNB Corp. (a)	1,724,368	25,486,159
Fulton Financial Corp.	1,328,127	25,606,288
Glacier Bancorp, Inc. (a)	500,722	25,146,259
Hancock Whitney Corp.	481,651	26,355,943
Hilltop Holdings, Inc.	528,848	15,140,918
Home BancShares, Inc.	917,376	25,961,741
Huntington Bancshares, Inc.	1,615,307	26,281,045
Independent Bank Corp.	393,475	25,257,160
Independent Bank Group, Inc.	248,274	15,062,784
International Bancshares Corp.	284,289	17,955,693
JPMorgan Chase & Co.	115,339	27,647,912
KeyCorp	1,534,143	26,295,211
Lakeland Financial Corp. (a)	165,451	11,376,411
M&T Bank Corp.	139,073	26,147,115
OFG Bancorp	424,209	17,952,525
Security Description	Shares	Value
Old National Bancorp (a)	1,216,535	$26,404,892
Pacific Premier Bancorp, Inc.	894,397	22,288,373
Pathward Financial, Inc.	271,576	19,982,562
Pinnacle Financial Partners, Inc. (a)	232,464	26,591,557
PNC Financial Services Group, Inc.	138,112	26,634,899
Popular, Inc.	289,729	27,251,910
Prosperity Bancshares, Inc.	342,933	25,840,001
Provident Financial Services, Inc.	1,031,749	19,469,104
Regions Financial Corp.	1,105,913	26,011,074
Renasant Corp.	704,797	25,196,493
Seacoast Banking Corp. of Florida	588,143	16,191,577
ServisFirst Bancshares, Inc. (a)	295,555	25,045,331
Simmons First National Corp. Class A	900,609	19,975,508
SouthState Corp.	255,891	25,456,037
Synovus Financial Corp.	500,983	25,665,359
Texas Capital Bancshares, Inc. (b)	324,032	25,339,302
Triumph Financial, Inc. (b)	188,173	17,101,162
Truist Financial Corp.	615,202	26,687,463
Trustmark Corp.	425,870	15,063,022
U.S. Bancorp	547,357	26,180,085
UMB Financial Corp. (a)	224,784	25,369,122
United Bankshares, Inc.	676,873	25,416,581
United Community Banks, Inc.	826,173	26,693,650
Valley National Bancorp	2,706,162	24,517,828
WaFd, Inc.	782,016	25,212,196
Webster Financial Corp.	470,597	25,986,366
Wells Fargo & Co.	392,329	27,557,189
WesBanco, Inc.	527,471	17,163,906
Western Alliance Bancorp	308,985	25,812,607
Wintrust Financial Corp.	209,414	26,116,020
WSFS Financial Corp.	398,932	21,195,257
Zions Bancorp NA	477,632	25,911,536
		1,942,868,711
CAPITAL MARKETS — 2.3%
Bank of New York Mellon Corp.	352,589	27,089,413
Northern Trust Corp.	267,151	27,382,977
		54,472,390
FINANCIAL SERVICES — 14.9%
Apollo Global Management, Inc.	157,274	25,975,374
Corebridge Financial, Inc.	924,019	27,655,889
Equitable Holdings, Inc.	595,369	28,083,556
Essent Group Ltd. (a)	506,037	27,548,654
Jackson Financial, Inc. Class A (a)	310,037	26,998,022
MGIC Investment Corp.	1,132,211	26,844,723
Mr. Cooper Group, Inc. (a) (b)	292,729	28,104,911
NMI Holdings, Inc. (b)	729,241	26,806,899
PennyMac Financial Services, Inc.	265,606	27,128,997

See accompanying notes to financial statements.
68

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Radian Group, Inc.	829,833	$26,322,303
Rocket Cos., Inc. Class A (a) (b)	2,199,687	24,768,476
Voya Financial, Inc.	393,904	27,112,412
Walker & Dunlop, Inc.	261,498	25,420,220
		348,770,436
TOTAL COMMON STOCKS (Cost $2,232,176,645)		2,346,111,537
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	1,502,911	1,502,911
State Street Navigator Securities Lending Portfolio II (e) (f)	55,072,627	55,072,627
TOTAL SHORT-TERM INVESTMENTS (Cost $56,575,538)		56,575,538
TOTAL INVESTMENTS — 102.2% (Cost $2,288,752,183)		2,402,687,075
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(50,678,453)
NET ASSETS — 100.0%		$2,352,008,622

(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,346,111,537	$—	$—	$2,346,111,537
Short-Term Investments	56,575,538	—	—	56,575,538
TOTAL INVESTMENTS	$2,402,687,075	$—	$—	$2,402,687,075

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	982,274	$982,568	$9,251,809	$10,234,377	$41	$(41)	—	$—	$17,054
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	39,233,941	37,731,030	—	—	1,502,911	1,502,911	38,387
State Street Navigator Securities Lending Portfolio II	29,664,528	29,664,528	492,431,589	467,023,490	—	—	55,072,627	55,072,627	50,250
Total		$30,647,096	$540,917,339	$514,988,897	$41	$(41)		$56,575,538	$105,691
See accompanying notes to financial statements.
69

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BIOTECHNOLOGY — 99.9%
89bio, Inc. (a)	1,004,783	$7,857,403
AbbVie, Inc.	871,621	154,887,052
ACADIA Pharmaceuticals, Inc. (a)	1,701,016	31,213,644
ADMA Biologics, Inc. (a) (b)	5,809,756	99,637,315
Agios Pharmaceuticals, Inc. (a)	796,048	26,158,137
Akebia Therapeutics, Inc. (a) (b)	2,035,162	3,866,808
Akero Therapeutics, Inc. (a)	821,993	22,867,845
Alkermes PLC (a)	2,372,913	68,244,978
Allogene Therapeutics, Inc. (a) (b)	4,160,244	8,861,320
Alnylam Pharmaceuticals, Inc. (a)	598,039	140,724,557
Altimmune, Inc. (a) (b)	1,786,086	12,877,680
Amgen, Inc.	555,910	144,892,382
Amicus Therapeutics, Inc. (a)	3,774,768	35,558,315
AnaptysBio, Inc. (a) (b)	802,608	10,626,530
Anavex Life Sciences Corp. (a) (b)	844,678	9,071,842
Annexon, Inc. (a) (b)	2,472,399	12,683,407
Apellis Pharmaceuticals, Inc. (a)	2,734,041	87,243,248
Apogee Therapeutics, Inc. (a) (b)	652,906	29,576,642
Arbutus Biopharma Corp. (a) (b)	1,662,114	5,435,113
Arcellx, Inc. (a) (b)	804,242	61,677,319
Arcturus Therapeutics Holdings, Inc. (a) (b)	652,084	11,065,865
Arcus Biosciences, Inc. (a) (b)	879,547	13,096,455
Arcutis Biotherapeutics, Inc. (a) (b)	2,381,522	33,174,601
Ardelyx, Inc. (a) (b)	6,054,466	30,696,143
ArriVent Biopharma, Inc. (a) (b)	309,101	8,234,451
Arrowhead Pharmaceuticals, Inc. (a) (b)	1,534,582	28,850,142
ARS Pharmaceuticals, Inc. (a) (b)	1,589,372	16,767,875
Astria Therapeutics, Inc. (a) (b)	425,412	3,803,183
Avid Bioservices, Inc. (a) (b)	1,188,713	14,680,606
Avidity Biosciences, Inc. (a) (b)	2,003,825	58,271,231
Beam Therapeutics, Inc. (a) (b)	1,257,886	31,195,573
BioCryst Pharmaceuticals, Inc. (a)	2,658,877	19,994,755
Biogen, Inc. (a)	965,256	147,606,947
Biohaven Ltd. (a) (b)	1,531,339	57,195,512
BioMarin Pharmaceutical, Inc. (a)	2,303,919	151,436,596
Blueprint Medicines Corp. (a)	1,006,432	87,780,999
Security Description	Shares	Value
Bridgebio Pharma, Inc. (a) (b)	2,833,315	$77,746,164
Capricor Therapeutics, Inc. (a) (b)	1,430,193	19,736,663
CareDx, Inc. (a)	1,356,433	29,041,231
Cargo Therapeutics, Inc. (a) (b)	371,516	5,357,261
Catalyst Pharmaceuticals, Inc. (a)	1,325,738	27,668,152
Celcuity, Inc. (a) (b)	349,536	4,575,426
Celldex Therapeutics, Inc. (a) (b)	1,726,098	43,618,496
CG oncology, Inc. (a) (b)	891,253	25,561,136
Cogent Biosciences, Inc. (a)	1,821,399	14,206,912
Crinetics Pharmaceuticals, Inc. (a)	919,949	47,036,992
CRISPR Therapeutics AG (a) (b)	1,877,383	73,893,795
Cullinan Therapeutics, Inc. (a) (b)	1,015,056	12,363,382
Cytokinetics, Inc. (a) (b)	1,870,896	88,006,948
Day One Biopharmaceuticals, Inc. (a) (b)	1,804,808	22,866,917
Denali Therapeutics, Inc. (a) (b)	1,599,966	32,607,307
Dianthus Therapeutics, Inc. (a)	322,176	7,023,437
Disc Medicine, Inc. (a)	314,141	19,916,539
Dynavax Technologies Corp. (a) (b)	2,821,216	36,026,928
Dyne Therapeutics, Inc. (a)	1,896,209	44,674,684
Emergent BioSolutions, Inc. (a)	1,638,595	15,664,968
Erasca, Inc. (a) (b)	2,374,891	5,960,976
Exact Sciences Corp. (a) (b)	2,406,459	135,218,931
Exelixis, Inc. (a)	2,398,422	79,867,453
Geron Corp. (a)	13,627,246	48,240,451
Gilead Sciences, Inc.	1,645,286	151,975,068
GRAIL, Inc. (a) (b)	633,014	11,299,300
Halozyme Therapeutics, Inc. (a)	2,451,148	117,189,386
Humacyte, Inc. (a) (b)	2,616,060	13,211,103
Ideaya Biosciences, Inc. (a)	1,338,603	34,402,097
ImmunityBio, Inc. (a) (b)	6,226,164	15,938,980
Immunome, Inc. (a) (b)	921,522	9,786,564
Immunovant, Inc. (a) (b)	1,320,449	32,707,522
Incyte Corp. (a)	2,096,708	144,819,622
Insmed, Inc. (a)	2,048,372	141,419,603
Intellia Therapeutics, Inc. (a) (b)	2,889,539	33,692,025
Ionis Pharmaceuticals, Inc. (a) (b)	2,687,156	93,942,974
Iovance Biotherapeutics, Inc. (a) (b)	6,274,146	46,428,680
Ironwood Pharmaceuticals, Inc. (a)	2,680,273	11,873,609
Janux Therapeutics, Inc. (a)	590,662	31,624,043
KalVista Pharmaceuticals, Inc. (a) (b)	616,634	5,222,890

See accompanying notes to financial statements.
70

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Keros Therapeutics, Inc. (a)	518,534	$8,208,393
Krystal Biotech, Inc. (a) (b)	307,977	48,247,677
Kura Oncology, Inc. (a)	1,648,690	14,360,090
Kymera Therapeutics, Inc. (a) (b)	644,029	25,909,287
LENZ Therapeutics, Inc. (b)	200,665	5,793,199
Madrigal Pharmaceuticals, Inc. (a) (b)	375,065	115,733,807
MannKind Corp. (a) (b)	3,527,448	22,681,491
MiMedx Group, Inc. (a)	568,970	5,473,491
Mirum Pharmaceuticals, Inc. (a) (b)	511,279	21,141,387
Moderna, Inc. (a)	3,546,236	147,452,493
Monte Rosa Therapeutics, Inc. (a) (b)	312,593	2,169,395
Myriad Genetics, Inc. (a)	1,881,019	25,788,770
Natera, Inc. (a)	909,470	143,969,101
Neurocrine Biosciences, Inc. (a)	1,185,411	161,808,601
Novavax, Inc. (a) (b)	4,055,780	32,608,471
Nurix Therapeutics, Inc. (a) (b)	1,315,488	24,783,794
Nuvalent, Inc. Class A (a) (b)	671,144	52,537,152
Olema Pharmaceuticals, Inc. (a) (b)	921,941	5,374,916
ORIC Pharmaceuticals, Inc. (a) (b)	581,931	4,696,183
Praxis Precision Medicines, Inc. (a)	380,674	29,296,671
Protagonist Therapeutics, Inc. (a)	1,080,886	41,722,200
Prothena Corp. PLC (a) (b)	879,438	12,180,216
PTC Therapeutics, Inc. (a)	883,488	39,880,648
Recursion Pharmaceuticals, Inc. Class A (a) (b)	6,742,051	45,576,265
Regeneron Pharmaceuticals, Inc. (a)	196,628	140,064,023
REGENXBIO, Inc. (a) (b)	1,062,312	8,211,672
Relay Therapeutics, Inc. (a) (b)	2,825,592	11,641,439
Replimune Group, Inc. (a) (b)	875,278	10,599,617
REVOLUTION Medicines, Inc. (a) (b)	1,956,307	85,568,868
Rhythm Pharmaceuticals, Inc. (a)	570,599	31,942,132
Rocket Pharmaceuticals, Inc. (a) (b)	1,769,301	22,240,114
Roivant Sciences Ltd. (a) (b)	8,068,484	95,450,166
Sana Biotechnology, Inc. (a) (b)	3,553,495	5,792,197
Sangamo Therapeutics, Inc. (a) (b)	3,977,886	4,057,444
Sarepta Therapeutics, Inc. (a)	1,212,130	147,382,887
Savara, Inc. (a) (b)	1,664,396	5,109,696
Scholar Rock Holding Corp. (a) (b)	884,042	38,208,295
Soleno Therapeutics, Inc. (a) (b)	752,692	33,833,505
Security Description	Shares	Value
SpringWorks Therapeutics, Inc. (a) (b)	1,392,042	$50,294,477
Spyre Therapeutics, Inc. (a) (b)	868,846	20,226,735
Stoke Therapeutics, Inc. (a) (b)	761,187	8,395,893
Summit Therapeutics, Inc. (a) (b)	3,529,068	62,976,218
Syndax Pharmaceuticals, Inc. (a)	2,017,160	26,666,855
Taysha Gene Therapies, Inc. (a) (b)	2,856,106	4,941,063
TG Therapeutics, Inc. (a) (b)	3,752,303	112,944,320
Tourmaline Bio, Inc. (a)	337,961	6,853,849
Travere Therapeutics, Inc. (a) (b)	1,997,517	34,796,746
Twist Bioscience Corp. (a) (b)	1,056,626	49,101,410
Ultragenyx Pharmaceutical, Inc. (a)	1,146,878	48,249,157
United Therapeutics Corp. (a)	419,642	148,066,483
Vaxcyte, Inc. (a)	1,669,287	136,647,834
Vera Therapeutics, Inc. (a) (b)	992,798	41,985,427
Veracyte, Inc. (a)	1,023,071	40,513,612
Vericel Corp. (a) (b)	471,969	25,915,818
Vertex Pharmaceuticals, Inc. (a)	324,538	130,691,453
Verve Therapeutics, Inc. (a) (b)	1,544,622	8,711,668
Viking Therapeutics, Inc. (a) (b)	3,070,146	123,542,675
Vir Biotechnology, Inc. (a) (b)	1,366,843	10,032,628
Viridian Therapeutics, Inc. (a) (b)	1,958,308	37,540,764
Xencor, Inc. (a) (b)	588,482	13,523,316
Y-mAbs Therapeutics, Inc. (a) (b)	467,131	3,657,636
		6,323,998,876
HEALTH CARE EQUIPMENT — 0.0%
OmniAb, Inc. (a) (b) (c)	323,918	$—
PHARMACEUTICALS — 0.1%
Scilex Holding Co. (a)	5,938,524	2,532,186
TOTAL COMMON STOCKS (Cost $7,551,698,336)		6,326,531,062
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Inhibrx, Inc. (expiring 12/31/49) (a) (b)	1,645,973	1,069,883
Mirati Therapeutics, Inc. (expiring 12/31/49) (a) (b)	1,369,552	958,686
TOTAL RIGHTS (Cost $2,028,569)		2,028,569

See accompanying notes to financial statements.
71

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (e) (f)	3,638,975	$3,638,975
State Street Navigator Securities Lending Portfolio II (g) (h)	447,867,045	447,867,045
TOTAL SHORT-TERM INVESTMENTS (Cost $451,506,020)		451,506,020
TOTAL INVESTMENTS — 107.1% (Cost $8,005,232,925)		6,780,065,651
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(449,378,236)
NET ASSETS — 100.0%		$6,330,687,415

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2024.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,326,531,062	$—	$0(a)	$6,326,531,062
Rights	—	2,028,569	—	2,028,569
Short-Term Investments	451,506,020	—	—	451,506,020
TOTAL INVESTMENTS	$6,778,037,082	$2,028,569	$0	$6,780,065,651
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2024.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,275,805	$3,276,788	$105,731,498	$109,008,286	$168	$(168)	—	$—	$104,246
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	56,772,296	53,133,321	—	—	3,638,975	3,638,975	87,453
State Street Navigator Securities Lending Portfolio II	531,386,578	531,386,578	2,054,581,842	2,138,101,375	—	—	447,867,045	447,867,045	2,766,036
Total		$534,663,366	$2,217,085,636	$2,300,242,982	$168	$(168)		$451,506,020	$2,957,735
See accompanying notes to financial statements.
72

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 3.4%
General Dynamics Corp.	658,087	$173,399,343
L3Harris Technologies, Inc.	842,632	177,188,657
Lockheed Martin Corp.	402,956	195,812,439
Northrop Grumman Corp.	314,247	147,472,975
		693,873,414
AIR FREIGHT & LOGISTICS — 1.3%
CH Robinson Worldwide, Inc.	1,468,698	151,745,877
Expeditors International of Washington, Inc.	980,097	108,565,345
		260,311,222
BANKS — 2.4%
Bank OZK	1,237,527	55,107,077
Commerce Bancshares, Inc.	1,439,958	89,723,783
Community Financial System, Inc.	632,545	39,015,376
Cullen/Frost Bankers, Inc. (a)	680,257	91,324,502
Prosperity Bancshares, Inc.	1,130,696	85,197,944
UMB Financial Corp. (a)	533,542	60,215,550
United Bankshares, Inc.	1,629,634	61,192,757
		481,776,989
BEVERAGES — 3.2%
Brown-Forman Corp. Class B (a)	2,229,843	84,689,437
Coca-Cola Co.	4,231,115	263,429,220
PepsiCo, Inc.	1,952,778	296,939,423
		645,058,080
BIOTECHNOLOGY — 1.5%
AbbVie, Inc.	1,746,100	310,281,970
BUILDING PRODUCTS — 0.9%
A.O. Smith Corp.	1,687,181	115,082,616
Carlisle Cos., Inc.	204,507	75,430,362
		190,512,978
CAPITAL MARKETS — 3.2%
FactSet Research Systems, Inc.	209,001	100,379,000
Franklin Resources, Inc. (a)	3,721,797	75,515,261
S&P Global, Inc.	150,711	75,058,599
SEI Investments Co.	1,111,547	91,680,397
T. Rowe Price Group, Inc.	2,621,360	296,449,603
		639,082,860
CHEMICALS — 5.1%
Air Products & Chemicals, Inc.	778,717	225,859,079
Albemarle Corp. (a)	1,416,639	121,944,285
Ecolab, Inc.	367,373	86,082,841
HB Fuller Co.	699,954	47,232,896
Linde PLC	259,175	108,508,797
PPG Industries, Inc.	1,702,229	203,331,254
RPM International, Inc.	1,232,385	151,657,298
Sherwin-Williams Co.	218,618	74,314,817
Stepan Co.	271,303	17,553,304
		1,036,484,571
Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.5%
ABM Industries, Inc.	754,330	$38,606,609
Brady Corp. Class A	557,218	41,150,549
Cintas Corp.	382,181	69,824,469
MSA Safety, Inc.	506,284	83,926,699
Republic Services, Inc.	604,577	121,628,801
Waste Management, Inc.	729,614	147,228,809
		502,365,936
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.6%
Casey's General Stores, Inc.	145,253	57,553,596
Sysco Corp.	3,705,929	283,355,331
Target Corp.	2,018,731	272,892,057
Walmart, Inc.	1,305,585	117,959,605
		731,760,589
CONTAINERS & PACKAGING — 1.7%
Amcor PLC	17,913,215	168,563,353
AptarGroup, Inc.	711,572	111,787,961
Sonoco Products Co.	1,224,366	59,810,279
		340,161,593
DISTRIBUTORS — 1.2%
Genuine Parts Co.	2,083,313	243,247,626
ELECTRIC UTILITIES — 9.2%
Alliant Energy Corp.	3,044,817	180,070,477
Edison International	4,413,326	352,359,948
Evergy, Inc.	2,801,344	172,422,723
Eversource Energy	4,407,407	253,117,384
NextEra Energy, Inc.	3,104,068	222,530,635
Southern Co.	3,598,455	296,224,816
Xcel Energy, Inc.	5,433,016	366,837,240
		1,843,563,223
ELECTRICAL EQUIPMENT — 1.2%
Emerson Electric Co.	1,870,683	231,833,744
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Badger Meter, Inc.	326,418	69,239,786
FINANCIAL SERVICES — 0.6%
Jack Henry & Associates, Inc.	712,067	124,825,345
FOOD PRODUCTS — 4.3%
Archer-Daniels-Midland Co.	6,122,049	309,285,915
Flowers Foods, Inc.	2,454,711	50,714,329
Hormel Foods Corp.	3,587,994	112,555,372
J.M. Smucker Co.	1,333,569	146,852,618
Lancaster Colony Corp.	233,450	40,419,533
McCormick & Co., Inc.	2,733,419	208,395,865
		868,223,632
GAS UTILITIES — 2.8%
Atmos Energy Corp. (a)	1,716,200	239,015,174
Chesapeake Utilities Corp. (a)	280,817	34,077,143
National Fuel Gas Co. (a)	1,069,772	64,913,765
New Jersey Resources Corp.	1,221,077	56,963,242
ONE Gas, Inc. (a)	693,671	48,036,717
Spire, Inc.	717,038	48,636,687

See accompanying notes to financial statements.
73

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
UGI Corp. (a)	2,629,126	$74,220,227
		565,862,955
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Abbott Laboratories	1,746,430	197,538,697
Becton Dickinson & Co.	696,695	158,059,195
Medtronic PLC	3,605,215	287,984,574
		643,582,466
HEALTH CARE PROVIDERS & SERVICES — 1.0%
Cardinal Health, Inc.	1,720,887	203,529,306
HOTELS, RESTAURANTS & LEISURE — 1.2%
McDonald's Corp.	813,207	235,740,577
HOUSEHOLD PRODUCTS — 5.7%
Church & Dwight Co., Inc.	1,114,026	116,649,662
Clorox Co.	1,536,950	249,616,050
Colgate-Palmolive Co.	2,037,386	185,218,761
Kimberly-Clark Corp.	2,640,452	346,004,830
Procter & Gamble Co.	1,445,454	242,330,363
		1,139,819,666
INSURANCE — 5.0%
Aflac, Inc.	1,684,612	174,256,265
Brown & Brown, Inc.	502,872	51,303,002
Chubb Ltd.	452,856	125,124,113
Cincinnati Financial Corp.	1,816,096	260,972,995
Erie Indemnity Co. Class A	217,441	89,635,703
Old Republic International Corp.	2,920,186	105,681,531
RenaissanceRe Holdings Ltd. (a)	221,564	55,127,339
RLI Corp.	490,711	80,883,894
W.R. Berkley Corp.	1,003,117	58,702,407
		1,001,687,249
IT SERVICES — 1.6%
International Business Machines Corp.	1,459,277	320,792,863
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Polaris, Inc. (a)	746,645	43,021,685
LIFE SCIENCES TOOLS & SERVICES — 0.1%
West Pharmaceutical Services, Inc.	84,975	27,834,411
MACHINERY — 6.8%
Caterpillar, Inc.	392,976	142,555,974
Donaldson Co., Inc.	1,446,459	97,419,014
Dover Corp.	613,289	115,053,016
Franklin Electric Co., Inc.	489,334	47,685,598
Graco, Inc.	1,493,102	125,853,568
Illinois Tool Works, Inc.	944,986	239,610,650
Lincoln Electric Holdings, Inc.	680,426	127,559,462
Nordson Corp.	503,415	105,334,555
Pentair PLC	998,419	100,480,888
Stanley Black & Decker, Inc.	1,995,595	160,226,322
Toro Co.	1,328,928	106,447,133
		1,368,226,180
Security Description	Shares	Value
METALS & MINING — 1.1%
Nucor Corp.	1,072,190	$125,135,295
Royal Gold, Inc.	738,883	97,421,723
		222,557,018
MULTI-UTILITIES — 3.5%
Avista Corp. (a)	962,790	35,266,998
Black Hills Corp.	854,341	49,996,035
Consolidated Edison, Inc.	3,142,940	280,444,536
WEC Energy Group, Inc.	3,706,894	348,596,312
		714,303,881
OIL, GAS & CONSUMABLE FUELS — 3.8%
Chevron Corp.	3,103,859	449,562,938
Exxon Mobil Corp.	2,859,215	307,565,757
		757,128,695
PERSONAL CARE PRODUCTS — 1.7%
Kenvue, Inc.	16,279,179	347,560,472
PHARMACEUTICALS — 1.6%
Johnson & Johnson	1,972,340	285,239,811
Perrigo Co. PLC (a)	1,727,680	44,418,653
		329,658,464
PROFESSIONAL SERVICES — 1.1%
Automatic Data Processing, Inc.	737,520	215,894,230
RESIDENTIAL REITs — 1.1%
Essex Property Trust, Inc. REIT	761,175	217,269,792
RETAIL REITs — 3.2%
Federal Realty Investment Trust REIT	919,379	102,924,479
NNN REIT, Inc.	2,264,109	92,488,853
Realty Income Corp. REIT	8,306,555	443,653,102
		639,066,434
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Analog Devices, Inc.	734,209	155,990,044
Microchip Technology, Inc.	3,144,855	180,357,434
QUALCOMM, Inc.	1,254,530	192,720,899
Texas Instruments, Inc.	1,344,437	252,095,382
		781,163,759
SOFTWARE — 0.3%
Roper Technologies, Inc.	104,892	54,528,106
SPECIALTY RETAIL — 1.9%
Best Buy Co., Inc.	2,608,939	223,846,966
Lowe's Cos., Inc.	660,161	162,927,735
		386,774,701
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
NIKE, Inc. Class B	2,234,192	169,061,309
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Fastenal Co.	3,046,654	219,084,889
WW Grainger, Inc.	76,979	81,139,715
		300,224,604

See accompanying notes to financial statements.
74

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
WATER UTILITIES — 1.0%
American States Water Co.	453,285	$35,229,310
California Water Service Group	740,761	33,578,696
Essential Utilities, Inc.	2,982,435	108,322,039
SJW Group	371,365	18,278,586
		195,408,631
TOTAL COMMON STOCKS (Cost $18,706,057,594)		20,093,301,012
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (b) (c)	24,974,744	24,974,744
State Street Navigator Securities Lending Portfolio II (d) (e)	72,774,255	72,774,255
TOTAL SHORT-TERM INVESTMENTS (Cost $97,748,999)		97,748,999
TOTAL INVESTMENTS — 100.2% (Cost $18,803,806,593)		20,191,050,011
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(46,349,060)
NET ASSETS — 100.0%		$20,144,700,951

(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	169	03/21/2025	$51,891,467	$50,157,087	$(1,734,380)

During the period ended December 31, 2024, the average notional value related to futures contracts was $53,298,723.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,093,301,012	$—	$—	$20,093,301,012
Short-Term Investments	97,748,999	—	—	97,748,999
TOTAL INVESTMENTS	$20,191,050,011	$—	$—	$20,191,050,011
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(1,734,380)	$—	$—	$(1,734,380)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,734,380)	$—	$—	$(1,734,380)
See accompanying notes to financial statements.
75

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	33,158,892	$33,168,840	$112,450,558	$145,619,398	$21	$(21)	—	$—	$506,230
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	386,708,965	361,734,221	—	—	24,974,744	24,974,744	782,218
State Street Navigator Securities Lending Portfolio II	104,487,153	104,487,153	1,257,532,576	1,289,245,474	—	—	72,774,255	72,774,255	166,630
Total		$137,655,993	$1,756,692,099	$1,796,599,093	$21	$(21)		$97,748,999	$1,455,078
See accompanying notes to financial statements.
76

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BUILDING PRODUCTS — 37.2%
A.O. Smith Corp.	949,874	$64,790,906
Advanced Drainage Systems, Inc.	533,580	61,681,847
Allegion PLC	492,929	64,415,962
Builders FirstSource, Inc. (a)	402,265	57,495,736
Carlisle Cos., Inc.	162,103	59,790,071
Carrier Global Corp.	939,658	64,141,055
Johnson Controls International PLC	823,931	65,032,874
Lennox International, Inc.	105,331	64,178,178
Masco Corp.	872,753	63,335,685
Owens Corning	348,647	59,381,557
Trane Technologies PLC	173,011	63,901,613
		688,145,484
HOME IMPROVEMENT RETAIL — 10.2%
Floor & Decor Holdings, Inc. Class A (a) (b)	613,079	61,123,976
Home Depot, Inc.	164,347	63,929,340
Lowe's Cos., Inc.	258,403	63,773,860
		188,827,176
HOMEBUILDING — 48.9%
Beazer Homes USA, Inc. (a)	438,494	12,041,045
Cavco Industries, Inc. (a)	68,460	30,548,906
Century Communities, Inc.	424,668	31,153,645
Champion Homes, Inc. (a)	477,331	42,052,861
DR Horton, Inc.	450,631	63,007,226
Dream Finders Homes, Inc. Class A (a) (b)	600,235	13,967,469
Green Brick Partners, Inc. (a)	589,571	33,304,866
Hovnanian Enterprises, Inc. Class A (a)	118,273	15,827,293
Installed Building Products, Inc. (b)	332,105	58,201,401
KB Home (b)	931,953	61,247,951
Lennar Corp. Class A	437,870	59,712,332
LGI Homes, Inc. (a)	244,463	21,854,992
M/I Homes, Inc. (a)	414,684	55,132,238
Meritage Homes Corp.	384,599	59,159,018
NVR, Inc. (a)	7,826	64,008,071
PulteGroup, Inc.	568,068	61,862,605
Security Description	Shares	Value
Taylor Morrison Home Corp. (a)	1,026,431	$62,827,842
Toll Brothers, Inc.	486,044	61,217,242
TopBuild Corp. (a)	189,042	58,856,336
Tri Pointe Homes, Inc. (a)	1,064,068	38,583,106
		904,566,445
HOMEFURNISHING RETAIL — 3.7%
Williams-Sonoma, Inc. (b)	363,396	67,293,671
TOTAL COMMON STOCKS (Cost $2,107,742,793)		1,848,832,776
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	870,031	870,031
State Street Navigator Securities Lending Portfolio II (e) (f)	71,576,736	71,576,736
TOTAL SHORT-TERM INVESTMENTS (Cost $72,446,767)		72,446,767
TOTAL INVESTMENTS — 103.9% (Cost $2,180,189,560)		1,921,279,543
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(71,419,488)
NET ASSETS — 100.0%		$1,849,860,055

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
77

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,848,832,776	$—	$—	$1,848,832,776
Short-Term Investments	72,446,767	—	—	72,446,767
TOTAL INVESTMENTS	$1,921,279,543	$—	$—	$1,921,279,543

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	876,149	$876,412	$4,250,338	$5,126,750	$42	$(42)	—	$—	$8,489
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	10,614,216	9,744,185	—	—	870,031	870,031	13,863
State Street Navigator Securities Lending Portfolio II	59,676,717	59,676,717	763,420,318	751,520,299	—	—	71,576,736	71,576,736	82,738
Total		$60,553,129	$778,284,872	$766,391,234	$42	$(42)		$72,446,767	$105,090
See accompanying notes to financial statements.
78

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
OIL, GAS & CONSUMABLE FUELS — 99.8%
Antero Resources Corp. (a) (b)	1,929,067	$67,613,798
APA Corp.	2,835,861	65,480,031
Berry Corp.	1,257,609	5,193,925
California Resources Corp.	668,474	34,687,116
Calumet, Inc. (a) (b)	673,491	14,830,272
Chevron Corp.	406,286	58,846,464
Chord Energy Corp.	531,276	62,116,790
Civitas Resources, Inc.	1,307,513	59,975,621
Clean Energy Fuels Corp. (a) (b)	1,535,840	3,854,958
CNX Resources Corp. (a) (b)	1,651,486	60,559,992
Comstock Resources, Inc. (a) (b)	1,432,091	26,092,698
ConocoPhillips	621,047	61,589,231
Coterra Energy, Inc.	2,503,594	63,941,791
Crescent Energy Co. Class A	1,983,404	28,977,532
CVR Energy, Inc. (b)	570,457	10,690,364
Delek U.S. Holdings, Inc. (b)	1,126,150	20,833,775
Devon Energy Corp.	1,825,851	59,760,103
Diamondback Energy, Inc.	387,229	63,439,727
EOG Resources, Inc.	497,543	60,988,821
EQT Corp.	1,392,419	64,204,440
Expand Energy Corp. (b)	637,222	63,435,450
Exxon Mobil Corp.	567,075	61,000,258
Green Plains, Inc. (a)	1,099,394	10,422,255
Gulfport Energy Corp. (a)	189,997	34,997,447
Hess Corp.	445,905	59,309,824
HF Sinclair Corp.	1,629,843	57,125,997
HighPeak Energy, Inc. (b)	316,082	4,646,405
Kosmos Energy Ltd. (a)	8,593,085	29,388,351
Magnolia Oil & Gas Corp. Class A (b)	1,890,585	44,201,877
Marathon Petroleum Corp.	417,612	58,256,874
Matador Resources Co.	1,105,877	62,216,640
Murphy Oil Corp.	1,940,916	58,732,118
Northern Oil & Gas, Inc. (b)	1,207,903	44,885,676
Occidental Petroleum Corp.	1,309,390	64,696,960
Ovintiv, Inc.	1,502,158	60,837,399
Par Pacific Holdings, Inc. (a)	1,001,333	16,411,848
PBF Energy, Inc. Class A (b)	1,720,499	45,679,248
Permian Resources Corp.	4,225,448	60,761,942
Phillips 66 Co.	506,377	57,691,532
Range Resources Corp.	1,763,935	63,466,381
REX American Resources Corp. (a) (b)	120,771	5,034,943
Security Description	Shares	Value
Sable Offshore Corp. (a) (b)	1,175,868	$26,927,377
SandRidge Energy, Inc. (b)	361,336	4,231,245
Sitio Royalties Corp. Class A	730,198	14,005,198
SM Energy Co. (b)	1,540,063	59,692,842
Talos Energy, Inc. (a) (b)	2,336,888	22,691,182
Texas Pacific Land Corp. (b)	52,586	58,158,013
VAALCO Energy, Inc. (b)	1,072,708	4,687,734
Valero Energy Corp.	476,148	58,370,983
Viper Energy, Inc.	1,034,139	50,745,201
Vital Energy, Inc. (a) (b)	482,956	14,933,000
Vitesse Energy, Inc. (b)	160,631	4,015,775
World Kinect Corp. (b)	872,660	24,006,877
TOTAL COMMON STOCKS (Cost $2,704,329,818)		2,199,342,301
SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	3,793,813	3,793,813
State Street Navigator Securities Lending Portfolio II (e) (f)	93,806,164	93,806,164
TOTAL SHORT-TERM INVESTMENTS (Cost $97,599,977)		97,599,977
TOTAL INVESTMENTS — 104.2% (Cost $2,801,929,795)		2,296,942,278
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(93,152,176)
NET ASSETS — 100.0%		$2,203,790,102
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	47	03/21/2025	$4,416,933	$4,254,440	$(162,493)
See accompanying notes to financial statements.
79

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

During the period ended December 31, 2024, the average notional value related to futures contracts was $6,473,807.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,199,342,301	$—	$—	$2,199,342,301
Short-Term Investments	97,599,977	—	—	97,599,977
TOTAL INVESTMENTS	$2,296,942,278	$—	$—	$2,296,942,278
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(162,493)	$—	$—	$(162,493)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(162,493)	$—	$—	$(162,493)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,556,518	$7,558,785	$19,445,200	$27,003,985	$431	$(431)	—	$—	$62,621
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	68,928,320	65,134,507	—	—	3,793,813	3,793,813	75,398
State Street Navigator Securities Lending Portfolio II	132,864,402	132,864,402	1,248,556,189	1,287,614,427	—	—	93,806,164	93,806,164	277,580
Total		$140,423,187	$1,336,929,709	$1,379,752,919	$431	$(431)		$97,599,977	$415,599
See accompanying notes to financial statements.
80

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BANKS — 99.7%
1st Source Corp.	120,138	$7,013,656
Amalgamated Financial Corp.	296,058	9,909,061
Amerant Bancorp, Inc.	276,635	6,199,390
Ameris Bancorp	654,723	40,966,018
Associated Banc-Corp.	2,261,392	54,047,269
Atlantic Union Bankshares Corp. (a)	887,701	33,626,114
Axos Financial, Inc. (b)	835,472	58,357,719
Banc of California, Inc.	3,850,569	59,529,797
BancFirst Corp. (a)	149,816	17,555,439
Bancorp, Inc. (a) (b)	1,043,416	54,914,984
Bank of Hawaii Corp. (a)	534,381	38,069,302
Bank OZK	2,020,364	89,966,809
BankUnited, Inc.	1,344,278	51,311,091
Banner Corp.	348,639	23,278,626
Berkshire Hills Bancorp, Inc.	406,445	11,555,231
BOK Financial Corp.	236,974	25,225,882
Brookline Bancorp, Inc.	868,250	10,245,350
Byline Bancorp, Inc.	238,835	6,926,215
Cadence Bank	2,151,577	74,121,828
Camden National Corp.	100,223	4,283,531
Capitol Federal Financial, Inc.	1,194,634	7,060,287
Cathay General Bancorp (a)	479,963	22,851,038
Central Pacific Financial Corp.	379,753	11,031,825
Citizens Financial Group, Inc.	4,866,473	212,956,859
City Holding Co. (a)	81,550	9,662,044
Coastal Financial Corp. (b)	95,414	8,101,603
Columbia Banking System, Inc.	2,736,743	73,919,428
Columbia Financial, Inc. (a) (b)	130,425	2,062,019
Commerce Bancshares, Inc.	1,066,511	66,454,300
Community Financial System, Inc.	402,435	24,822,191
Community Trust Bancorp, Inc.	79,983	4,241,499
ConnectOne Bancorp, Inc.	370,627	8,491,065
CrossFirst Bankshares, Inc. (b)	493,596	7,477,979
Cullen/Frost Bankers, Inc.	760,601	102,110,684
Customers Bancorp, Inc. (b)	641,442	31,225,397
CVB Financial Corp. (a)	1,170,773	25,066,250
Dime Community Bancshares, Inc. (a)	342,087	10,514,044
Eagle Bancorp, Inc.	453,501	11,804,631
East West Bancorp, Inc.	1,209,603	115,831,583
Eastern Bankshares, Inc. (a)	1,505,574	25,971,152
Enterprise Financial Services Corp.	241,504	13,620,826
FB Financial Corp.	228,827	11,786,879
First BanCorp	1,951,378	36,276,117
First Bancorp/Southern Pines NC (a)	269,487	11,849,343
First Bancshares, Inc.	226,676	7,933,660
First Busey Corp.	480,018	11,314,024
First Commonwealth Financial Corp.	881,124	14,908,618
First Financial Bancorp	681,941	18,330,574
Security Description	Shares	Value
First Financial Bankshares, Inc.	807,121	$29,096,712
First Financial Corp.	62,629	2,892,834
First Foundation, Inc. (a)	908,657	5,642,760
First Hawaiian, Inc.	938,128	24,344,422
First Horizon Corp. (a)	9,015,220	181,566,531
First Interstate BancSystem, Inc. Class A	957,945	31,104,474
First Merchants Corp.	402,234	16,045,114
Flagstar Financial, Inc. (a)	9,946,340	92,799,352
Flushing Financial Corp.	240,650	3,436,482
FNB Corp.	3,691,329	54,557,843
Fulton Financial Corp. (a)	2,323,701	44,800,955
Glacier Bancorp, Inc. (a)	962,104	48,316,863
Great Southern Bancorp, Inc.	33,682	2,010,815
Hancock Whitney Corp.	879,568	48,129,961
Hanmi Financial Corp.	283,450	6,695,089
HarborOne Bancorp, Inc.	307,625	3,639,204
Heartland Financial USA, Inc.	317,553	19,467,587
Heritage Commerce Corp.	614,475	5,763,776
Heritage Financial Corp.	247,330	6,059,585
Hilltop Holdings, Inc.	576,403	16,502,418
Hingham Institution For Savings	24,122	6,130,365
Home BancShares, Inc.	1,607,773	45,499,976
Hope Bancorp, Inc.	1,161,715	14,277,477
Horizon Bancorp, Inc.	263,298	4,241,731
Huntington Bancshares, Inc.	12,937,173	210,487,805
Independent Bank Corp. (c)	429,420	27,564,470
Independent Bank Corp. (c)	143,982	5,014,893
Independent Bank Group, Inc.	270,611	16,417,969
International Bancshares Corp.	309,862	19,570,884
Kearny Financial Corp.	500,293	3,542,074
Lakeland Financial Corp. (a)	180,344	12,400,453
Live Oak Bancshares, Inc.	381,468	15,087,059
M&T Bank Corp.	1,113,910	209,426,219
Mercantile Bank Corp.	93,545	4,161,817
Metropolitan Bank Holding Corp. (b)	115,489	6,744,558
Midland States Bancorp, Inc.	131,588	3,210,747
National Bank Holdings Corp. Class A	338,482	14,575,035
NB Bancorp, Inc. (b)	244,391	4,413,701
NBT Bancorp, Inc. (a)	305,112	14,572,149
Nicolet Bankshares, Inc.	71,769	7,529,286
Northfield Bancorp, Inc.	271,491	3,154,725
Northwest Bancshares, Inc.	1,017,441	13,420,047
OceanFirst Financial Corp.	438,283	7,932,922
OFG Bancorp	462,367	19,567,371
Old National Bancorp (a)	3,026,043	65,680,263
Old Second Bancorp, Inc.	444,986	7,911,851
Origin Bancorp, Inc.	126,987	4,227,397
Pacific Premier Bancorp, Inc.	974,825	24,292,639
Park National Corp. (a)	85,712	14,693,608
Pathward Financial, Inc.	295,999	21,779,606
Peapack-Gladstone Financial Corp.	122,693	3,932,311
Peoples Bancorp, Inc.	196,329	6,221,666

See accompanying notes to financial statements.
81

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
Pinnacle Financial Partners, Inc.	845,664	$96,735,505
Popular, Inc.	908,559	85,459,060
Preferred Bank (a)	113,404	9,795,838
Premier Financial Corp.	239,136	6,114,708
Prosperity Bancshares, Inc.	917,448	69,129,707
Provident Financial Services, Inc.	1,124,539	21,220,051
QCR Holdings, Inc.	117,437	9,470,120
Regions Financial Corp.	8,857,390	208,325,813
Renasant Corp. (a)	768,175	27,462,256
S&T Bancorp, Inc.	286,706	10,957,903
Sandy Spring Bancorp, Inc.	537,829	18,130,216
Seacoast Banking Corp. of Florida	641,044	17,647,941
ServisFirst Bancshares, Inc. (a)	340,232	28,831,260
Simmons First National Corp. Class A	981,605	21,771,999
Southside Bancshares, Inc.	185,438	5,889,511
SouthState Corp. (a)	831,709	82,738,411
Stellar Bancorp, Inc.	264,835	7,508,072
Stock Yards Bancorp, Inc. (a)	185,592	13,290,243
Synovus Financial Corp. (a)	2,162,222	110,770,633
Texas Capital Bancshares, Inc. (b)	732,983	57,319,271
TFS Financial Corp. (a)	468,700	5,886,872
Tompkins Financial Corp.	75,784	5,140,429
Towne Bank	393,544	13,404,109
TriCo Bancshares	161,137	7,041,687
Triumph Financial, Inc. (b)	205,106	18,640,033
Truist Financial Corp.	4,927,228	213,743,151
TrustCo Bank Corp.	131,924	4,394,388
Trustmark Corp.	464,179	16,418,011
UMB Financial Corp. (a)	612,123	69,084,202
United Bankshares, Inc.	865,572	32,502,229
United Community Banks, Inc. (a)	934,214	30,184,454
Univest Financial Corp.	175,844	5,189,156
Valley National Bancorp (a)	10,101,603	91,520,523
Veritex Holdings, Inc.	645,898	17,542,590
WaFd, Inc. (a)	902,974	29,111,882
Washington Trust Bancorp, Inc. (a)	160,981	5,046,754
Security Description	Shares	Value
Webster Financial Corp.	1,825,968	$100,829,953
WesBanco, Inc.	574,915	18,707,734
Westamerica BanCorp	180,806	9,485,083
Western Alliance Bancorp (a)	2,099,288	175,374,520
Wintrust Financial Corp.	641,959	80,058,707
WSFS Financial Corp. (a)	434,810	23,101,455
Zions Bancorp NA	2,288,540	124,153,295
TOTAL COMMON STOCKS (Cost $5,359,616,843)		5,070,464,817
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (d) (e)	3,044,135	3,044,135
State Street Navigator Securities Lending Portfolio II (f) (g)	154,062,601	154,062,601
TOTAL SHORT-TERM INVESTMENTS (Cost $157,106,736)		157,106,736
TOTAL INVESTMENTS — 102.8% (Cost $5,516,723,579)		5,227,571,553
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(142,206,974)
NET ASSETS — 100.0%		$5,085,364,579
(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,070,464,817	$—	$—	$5,070,464,817
Short-Term Investments	157,106,736	—	—	157,106,736
TOTAL INVESTMENTS	$5,227,571,553	$—	$—	$5,227,571,553
See accompanying notes to financial statements.
82

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,432,349	$3,433,378	$18,656,339	$22,089,718	$259	$(258)	—	$—	$39,101
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	88,299,789	85,255,654	—	—	3,044,135	3,044,135	74,243
State Street Navigator Securities Lending Portfolio II	14,117,136	14,117,136	1,051,472,063	911,526,598	—	—	154,062,601	154,062,601	90,128
Total		$17,550,514	$1,158,428,191	$1,018,871,970	$259	$(258)		$157,106,736	$203,472
See accompanying notes to financial statements.
83

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84

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024 (Unaudited)

	SPDR Dow Jones REIT ETF	SPDR Portfolio S&P 400 Mid Cap ETF	SPDR Portfolio S&P 500 ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,814,040,041	$12,025,485,341	$53,498,347,398
Investments in affiliated issuers, at value	8,218,055	305,240,221	159,402,748
Total Investments	1,822,258,096	12,330,725,562	53,657,750,146
Foreign currency, at value	—	—	—
Net cash at broker	1,073,021	—	4,015,866
Cash	—	—	—
Receivable for fund shares sold	139,297	—	53,037
Dividends receivable — unaffiliated issuers	6,712,231	12,007,535	32,617,470
Dividends receivable — affiliated issuers	73,278	53,296	270,992
Securities lending income receivable — unaffiliated issuers	315	57,610	7,251
Securities lending income receivable — affiliated issuers	1,783	61,541	23,290
Other receivable	159,096	—	32,141
TOTAL ASSETS	1,830,417,117	12,342,905,544	53,694,770,193
LIABILITIES
Payable upon return of securities loaned	804,379	299,748,577	108,727,634
Payable for investments purchased	—	—	—
Payable for fund shares repurchased	—	10,143	—
Payable to broker – accumulated variation margin on open futures contracts	402,770	—	1,676,069
Advisory fee payable	412,605	314,770	922,317
Trustees’ fees and expenses payable	1,005	2,356	—
TOTAL LIABILITIES	1,620,759	300,075,846	111,326,020
NET ASSETS	$1,828,796,358	$12,042,829,698	$53,583,444,173
NET ASSETS CONSIST OF:
Paid-in capital	$2,400,051,153	$10,727,108,372	$44,563,411,635
Total distributable earnings (loss)	(571,254,795)	1,315,721,326	9,020,032,538
NET ASSETS	$1,828,796,358	$12,042,829,698	$53,583,444,173
NET ASSET VALUE PER SHARE
Net asset value per share	$98.82	$54.67	$68.90
Shares outstanding (unlimited amount authorized, $0.01 par value)	18,506,617	220,300,000	777,650,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,117,935,742	$10,253,788,955	$43,980,224,526
Investments in affiliated issuers	8,218,055	305,240,221	153,592,625
Total cost of investments	$2,126,153,797	$10,559,029,176	$44,133,817,151
Foreign currency, at cost	$—	$—	$—
* Includes investments in securities on loan, at value	$854,386	$694,637,679	$211,043,395
See accompanying notes to financial statements.
85

SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF	SPDR Portfolio S&P 600 Small Cap ETF	SPDR Portfolio S&P 1500 Composite Stock Market ETF	SPDR Portfolio S&P Sector Neutral Dividend ETF

$34,032,711,109	$6,610,111,277	$24,520,233,636	$12,364,302,417	$9,709,188,660	$8,230,587
31,976,420	20,718,446	75,979,163	995,373,620	62,424,172	42,454
34,064,687,529	6,630,829,723	24,596,212,799	13,359,676,037	9,771,612,832	8,273,041
—	—	—	15,949	2,469	—
—	2,561,670	—	4,153,194	773,868	—
—	—	—	428,785	7,423	—
—	—	26,149	—	—	—
9,915,586	15,736,030	25,404,067	15,486,309	6,222,487	8,246
68,205	197,146	160,515	122,266	83,613	77
4,967	—	—	30,740	8,457	—
5,556	370	7,397	273,855	16,249	—
—	339,004	54,080	—	8,477	—
34,074,681,843	6,649,663,943	24,621,865,007	13,380,187,135	9,778,735,875	8,281,364

25,482,984	120,551	36,414,707	978,130,103	52,786,303	2,268
—	—	—	12,560,340	246,892	—
—	—	—	10,532	3,823	—
—	999,709	—	2,044,083	322,835	—
1,190,641	409,024	875,429	328,773	250,433	355
5,666	6,920	10,483	5,321	4,556	—
26,679,291	1,536,204	37,300,619	993,079,152	53,614,842	2,623
$34,048,002,552	$6,648,127,739	$24,584,564,388	$12,387,107,983	$9,725,121,033	$8,278,741

$28,534,902,952	$7,993,523,758	$25,511,307,909	$12,071,551,270	$6,640,714,423	$7,212,936
5,513,099,600	(1,345,396,019)	(926,743,521)	315,556,713	3,084,406,610	1,065,805
$34,048,002,552	$6,648,127,739	$24,584,564,388	$12,387,107,983	$9,725,121,033	$8,278,741

$87.87	$43.21	$51.13	$44.95	$71.40	$37.63
387,500,108	153,850,000	480,852,864	275,560,217	136,200,216	220,000

$25,464,984,179	$6,614,702,357	$23,556,600,912	$11,014,741,705	$6,492,681,910	$7,153,522
31,976,420	20,718,446	69,655,440	995,373,620	61,498,496	37,127
$25,496,960,599	$6,635,420,803	$23,626,256,352	$12,010,115,325	$6,554,180,406	$7,190,649
$—	$—	$—	$16,508	$2,513	$—
$51,719,871	$117,274	$43,861,089	$1,135,449,314	$113,462,765	$2,244
86

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2024 (Unaudited)

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF	SPDR S&P Biotech ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,639,650,858	$2,346,111,537	$6,328,559,631
Investments in affiliated issuers, at value	176,169,160	56,575,538	451,506,020
Total Investments	2,815,820,018	2,402,687,075	6,780,065,651
Net cash at broker	—	—	—
Receivable for fund shares sold	481	6,240	11,042
Dividends receivable — unaffiliated issuers	217,960	5,070,961	—
Dividends receivable — affiliated issuers	17,915	15,240	32,814
Securities lending income receivable — unaffiliated issuers	25,409	6,681	134,903
Securities lending income receivable — affiliated issuers	60,309	16,329	302,206
TOTAL ASSETS	2,816,142,092	2,407,802,526	6,780,546,616
LIABILITIES
Payable upon return of securities loaned	170,519,132	55,072,627	447,867,045
Payable for fund shares repurchased	—	—	—
Payable to broker – accumulated variation margin on open futures contracts	—	—	—
Advisory fee payable	806,245	719,479	1,986,444
Trustees’ fees and expenses payable	1,047	1,798	5,712
TOTAL LIABILITIES	171,326,424	55,793,904	449,859,201
NET ASSETS	$2,644,815,668	$2,352,008,622	$6,330,687,415
NET ASSETS CONSIST OF:
Paid-in capital	$2,897,258,671	$3,708,436,109	$18,504,300,888
Total distributable earnings (loss)	(252,443,003)	(1,356,427,487)	(12,173,613,473)
NET ASSETS	$2,644,815,668	$2,352,008,622	$6,330,687,415
NET ASSET VALUE PER SHARE
Net asset value per share	$165.56	$55.47	$90.12
Shares outstanding (unlimited amount authorized, $0.01 par value)	15,975,000	42,402,118	70,250,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,277,587,837	$2,232,176,645	$7,553,726,905
Investments in affiliated issuers	176,169,160	56,575,538	451,506,020
Total cost of investments	$2,453,756,997	$2,288,752,183	$8,005,232,925
* Includes investments in securities on loan, at value	$274,794,625	$117,805,746	$991,904,516
See accompanying notes to financial statements.
87

SPDR S&P Dividend ETF	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF

$20,093,301,012	$1,848,832,776	$2,199,342,301	$5,070,464,817
97,748,999	72,446,767	97,599,977	157,106,736
20,191,050,011	1,921,279,543	2,296,942,278	5,227,571,553
4,116,044	—	505,349	—
1,701	1,985	—	—
29,950,652	759,546	929,851	13,413,140
254,842	4,770	23,799	30,513
31,392	2,027	16,841	7,394
31,954	14,743	47,289	32,283
20,225,436,596	1,922,062,614	2,298,465,407	5,241,054,883

72,774,255	71,576,736	93,806,164	154,062,601
—	—	1,753	3,428
1,733,956	—	162,338	—
6,208,556	625,156	700,723	1,620,841
18,878	667	4,327	3,434
80,735,645	72,202,559	94,675,305	155,690,304
$20,144,700,951	$1,849,860,055	$2,203,790,102	$5,085,364,579

$22,071,984,790	$3,091,593,187	$8,131,183,279	$8,247,637,895
(1,927,283,839)	(1,241,733,132)	(5,927,393,177)	(3,162,273,316)
$20,144,700,951	$1,849,860,055	$2,203,790,102	$5,085,364,579

$132.05	$104.51	$132.36	$60.36
152,553,658	17,700,016	16,650,000	84,252,585

$18,706,057,594	$2,107,742,793	$2,704,329,818	$5,359,616,843
97,748,999	72,446,767	97,599,977	157,106,736
$18,803,806,593	$2,180,189,560	$2,801,929,795	$5,516,723,579
$433,000,885	$84,351,500	$188,165,540	$221,960,430
88

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2024 (Unaudited)

	SPDR Dow Jones REIT ETF	SPDR Portfolio S&P 400 Mid Cap ETF	SPDR Portfolio S&P 500 ETF	SPDR Portfolio S&P 500 Growth ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$30,006	$—	$98,744	$—
Dividend income — unaffiliated issuers	33,002,959	87,300,070	317,465,449	107,542,295
Dividend income — affiliated issuers	503,476	206,426	2,084,276	330,279
Dividend income — non-cash transactions	3,539,697	—	—	—
Unaffiliated securities lending income	2,175	236,240	27,086	16,406
Affiliated securities lending income	11,687	550,497	109,756	17,806
Foreign taxes withheld	—	(32,463)	(77,985)	(65,889)
TOTAL INVESTMENT INCOME (LOSS)	37,090,000	88,260,770	319,707,326	107,840,897
EXPENSES
Advisory fee	2,201,513	1,711,958	4,729,834	6,150,571
Trustees’ fees and expenses	7,391	47,153	171,753	124,779
Miscellaneous expenses	137	1,118	3,870	2,290
TOTAL EXPENSES	2,209,041	1,760,229	4,905,457	6,277,640
NET INVESTMENT INCOME (LOSS)	$34,880,959	$86,500,541	$314,801,869	$101,563,257
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(10,192,187)	(707,580)	(130,448,341)	(171,904,845)
Investments — affiliated issuers	332	—	4,129	403
In-kind redemptions — unaffiliated issuers	48,246,690	86,775,191	985,721,442	2,614,218,080
In-kind redemptions — affiliated issuers	—	—	308,628	—
Futures contracts	1,203,220	—	6,788,406	—
Net realized gain (loss)	39,258,055	86,067,611	862,374,264	2,442,313,638
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	32,019,918	561,494,306	2,467,948,718	410,901,938
Investments — affiliated issuers	(332)	—	6,542,344	(402)
Foreign currency translations	—	—	—	—
Futures contracts	(525,269)	—	(2,192,861)	—
Net change in unrealized appreciation/depreciation	31,494,317	561,494,306	2,472,298,201	410,901,536
NET REALIZED AND UNREALIZED GAIN (LOSS)	70,752,372	647,561,917	3,334,672,465	2,853,215,174
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$105,633,331	$734,062,458	$3,649,474,334	$2,954,778,431
See accompanying notes to financial statements.
89

SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF	SPDR Portfolio S&P 600 Small Cap ETF	SPDR Portfolio S&P 1500 Composite Stock Market ETF	SPDR Portfolio S&P Sector Neutral Dividend ETF

$56,282	$—	$18,275	$21,220	$—
141,549,824	265,659,486	102,980,353	63,022,390	104,110
1,155,612	1,063,846	397,401	420,217	734
—	—	17,982,966	—	—
14	3,932	176,322	37,405	—
3,708	44,742	1,572,498	82,108	—
—	(22,836)	(67,742)	(16,867)	—
142,765,440	266,749,170	123,060,073	63,566,473	104,844

2,339,247	4,865,632	1,782,889	1,388,132	1,823
34,552	106,469	51,747	41,605	24
508	2,096	902	943	—
2,374,307	4,974,197	1,835,538	1,430,680	1,847
$140,391,133	$261,774,973	$121,224,535	$62,135,793	$102,997

99,000,354	(378,755,444)	79,105,861	(10,061,434)	(3,108)
466	775,926	337	64,621	262
22,455,005	1,985,116,166	155,205,361	44,375,750	—
—	707,303	—	6,173	—
4,114,238	—	1,489,523	1,370,752	—
125,570,063	1,607,843,951	235,801,082	35,755,862	(2,846)

311,018,496	(503,074,742)	595,544,291	620,041,032	588,817
(466)	7,148,527	(337)	1,268,187	5,038
—	—	(149)	(23)	—
(1,233,401)	—	(2,032,904)	(354,221)	—
309,784,629	(495,926,215)	593,510,901	620,954,975	593,855
435,354,692	1,111,917,736	829,311,983	656,710,837	591,009
$575,745,825	$1,373,692,709	$950,536,518	$718,846,630	$694,006
90

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2024 (Unaudited)

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$—	$—	$—	$55,137
Dividend income — unaffiliated issuers	14,736,129	29,736,150	9,881,674	283,376,625
Dividend income — affiliated issuers	98,063	55,441	191,699	1,288,448
Unaffiliated securities lending income	106,958	35,556	759,636	117,765
Affiliated securities lending income	932,772	50,250	2,766,036	166,630
Foreign taxes withheld	—	(79,858)	—	—
TOTAL INVESTMENT INCOME (LOSS)	15,873,922	29,797,539	13,599,045	285,004,605
EXPENSES
Advisory fee	4,245,906	3,641,040	12,980,836	37,025,163
Trustees’ fees and expenses	10,512	8,887	37,127	105,334
Miscellaneous expenses	183	162	543	1,585
TOTAL EXPENSES	4,256,601	3,650,089	13,018,506	37,132,082
NET INVESTMENT INCOME (LOSS)	$11,617,321	$26,147,450	$580,539	$247,872,523
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(4,384,222)	(26,297,018)	(261,533,591)	26,176,229
Investments — affiliated issuers	212	41	168	21
In-kind redemptions — unaffiliated issuers	374,889,218	119,291,151	888,847,261	485,184,136
Futures contracts	—	—	—	2,871,570
Net realized gain (loss)	370,505,208	92,994,174	627,313,838	514,231,956
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	8,865,626	201,794,452	(843,047,454)	271,841,540
Investments — affiliated issuers	(212)	(41)	(168)	(21)
Futures contracts	—	—	—	(1,996,868)
Net change in unrealized appreciation/depreciation	8,865,414	201,794,411	(843,047,622)	269,844,651
NET REALIZED AND UNREALIZED GAIN (LOSS)	379,370,622	294,788,585	(215,733,784)	784,076,607
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$390,987,943	$320,936,035	$(215,153,245)	$1,031,949,130
See accompanying notes to financial statements.
91

SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF

$—	$12,893	$—
8,970,237	36,935,755	60,224,240
22,352	138,019	113,344
13,235	85,934	46,808
82,738	277,580	90,128
—	—	(143,883)
9,088,562	37,450,181	60,330,637

3,799,715	4,852,996	6,843,064
9,261	18,453	15,723
166	194	305
3,809,142	4,871,643	6,859,092
$5,279,420	$32,578,538	$53,471,545

(9,597,524)	(85,321,574)	(105,959,087)
42	431	259
247,415,944	84,047,606	531,962,898
—	(555,465)	—
237,818,462	(1,829,002)	426,004,070

(201,957,834)	(262,033,491)	(93,816,031)
(42)	(431)	(258)
—	(434,314)	—
(201,957,876)	(262,468,236)	(93,816,289)
35,860,586	(264,297,238)	332,187,781
$41,140,006	$(231,718,700)	$385,659,326
92

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones REIT ETF		SPDR Portfolio S&P 400 Mid Cap ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$34,880,959	$42,642,563	$86,500,541	$128,801,798
Net realized gain (loss)	39,258,055	7,692,393	86,067,611	247,712,749
Net change in unrealized appreciation/depreciation	31,494,317	41,725,931	561,494,306	683,332,516
Net increase (decrease) in net assets resulting from operations	105,633,331	92,060,887	734,062,458	1,059,847,063
Net equalization credits and charges	(11,145,943)	(1,505,327)	815,929	2,373,899
Distributions to shareholders	(40,960,027)	(53,054,560)	(85,613,381)	(128,490,199)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,133,583,126	1,558,310,111	1,711,163,841	3,231,322,858
Cost of shares redeemed	(783,614,550)	(1,525,371,625)	(364,042,359)	(827,822,937)
Net income equalization	11,145,943	1,505,327	(815,929)	(2,373,899)
Net increase (decrease) in net assets from beneficial interest transactions	361,114,519	34,443,813	1,346,305,553	2,401,126,022
Net increase (decrease) in net assets during the period	414,641,880	71,944,813	1,995,570,559	3,334,856,785
Net assets at beginning of period	1,414,154,478	1,342,209,665	10,047,259,139	6,712,402,354
NET ASSETS AT END OF PERIOD	$1,828,796,358	$1,414,154,478	$12,042,829,698	$10,047,259,139
SHARES OF BENEFICIAL INTEREST:
Shares sold	10,950,000	17,200,000	31,350,000	65,950,000
Shares redeemed	(7,625,000)	(16,850,000)	(6,800,000)	(16,450,000)
Net increase (decrease) from share transactions	3,325,000	350,000	24,550,000	49,500,000
See accompanying notes to financial statements.
93

SPDR Portfolio S&P 500 ETF		SPDR Portfolio S&P 500 Growth ETF		SPDR Portfolio S&P 500 High Dividend ETF
Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24

$314,801,869	$401,256,033	$101,563,257	$199,231,297	$140,391,133	$297,306,775
862,374,264	571,666,226	2,442,313,638	377,995,925	125,570,063	(153,154,802)
2,472,298,201	5,552,238,528	410,901,536	6,102,256,145	309,784,629	688,004,755
3,649,474,334	6,525,160,787	2,954,778,431	6,679,483,367	575,745,825	832,156,728
14,425,604	23,051,078	1,892,383	5,155,839	(995,949)	7,736,715
(332,584,836)	(422,265,120)	(112,729,737)	(203,965,781)	(153,007,866)	(310,151,950)

13,229,773,689	17,052,404,014	9,097,113,583	6,937,318,998	573,590,527	1,243,680,180
(2,673,741,852)	(2,221,589,030)	(6,806,947,720)	(2,230,036,698)	(270,061,866)	(2,354,970,721)
(14,425,604)	(23,051,078)	(1,892,383)	(5,155,839)	995,949	(7,736,715)
10,541,606,233	14,807,763,906	2,288,273,480	4,702,126,461	304,524,610	(1,119,027,256)
13,872,921,335	20,933,710,651	5,132,214,557	11,182,799,886	726,266,620	(589,285,763)
39,710,522,838	18,776,812,187	28,915,787,995	17,732,988,109	5,921,861,119	6,511,146,882
$53,583,444,173	$39,710,522,838	$34,048,002,552	$28,915,787,995	$6,648,127,739	$5,921,861,119

196,350,000	299,100,000	105,000,000	103,000,000	12,800,000	32,300,000
(39,450,000)	(38,500,000)	(78,550,000)	(32,550,000)	(6,200,000)	(60,500,000)
156,900,000	260,600,000	26,450,000	70,450,000	6,600,000	(28,200,000)
94

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio S&P 500 Value ETF		SPDR Portfolio S&P 600 Small Cap ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$261,774,973	$403,430,112	$121,224,535	$165,033,624
Net realized gain (loss)	1,607,843,951	1,498,900,202	235,801,082	41,635,899
Net change in unrealized appreciation/depreciation	(495,926,215)	870,333,413	593,510,901	559,190,950
Net increase (decrease) in net assets resulting from operations	1,373,692,709	2,772,663,727	950,536,518	765,860,473
Net equalization credits and charges	6,341,912	6,314,337	2,914,767	4,535,061
Distributions to shareholders	(296,331,846)	(410,627,405)	(128,287,324)	(166,855,202)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	8,960,081,989	8,893,542,486	1,988,489,417	3,355,012,479
Cost of shares redeemed	(6,909,527,523)	(5,854,100,041)	(645,394,309)	(1,383,823,356)
Net income equalization	(6,341,912)	(6,314,337)	(2,914,767)	(4,535,061)
Net increase (decrease) in net assets from beneficial interest transactions	2,044,212,554	3,033,128,108	1,340,180,341	1,966,654,062
Net increase (decrease) in net assets during the period	3,127,915,329	5,401,478,767	2,165,344,302	2,570,194,394
Net assets at beginning of period	21,456,649,059	16,055,170,292	10,221,763,681	7,651,569,287
NET ASSETS AT END OF PERIOD	$24,584,564,388	$21,456,649,059	$12,387,107,983	$10,221,763,681
SHARES OF BENEFICIAL INTEREST:
Shares sold	174,250,000	195,250,000	43,600,000	83,650,000
Shares redeemed	(133,450,000)	(126,800,000)	(14,350,000)	(34,250,000)
Net increase (decrease) from share transactions	40,800,000	68,450,000	29,250,000	49,400,000
See accompanying notes to financial statements.
95

SPDR Portfolio S&P 1500 Composite Stock Market ETF		SPDR Portfolio S&P Sector Neutral Dividend ETF		SPDR S&P Aerospace & Defense ETF
Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	For the Period 9/12/23- 06/30/24*	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24

$62,135,793	$111,317,213	$102,997	$105,251	$11,617,321	$12,087,569
35,755,862	174,480,117	(2,846)	62,412	370,505,208	18,328,720
620,954,975	1,358,721,347	593,855	488,537	8,865,414	256,698,725
718,846,630	1,644,518,677	694,006	656,200	390,987,943	287,115,014
833,808	413,873	8,201	4,426	217,377	(315,744)
(63,355,867)	(111,412,114)	(108,185)	(102,092)	(12,182,337)	(11,499,663)

575,869,963	933,464,196	1,840,497	5,950,162	1,242,414,153	978,835,610
(84,518,050)	(428,409,184)	—	(651,847)	(1,090,519,949)	(678,265,752)
(833,808)	(413,873)	(8,201)	(4,426)	(217,377)	315,744
490,518,105	504,641,139	1,832,296	5,293,889	151,676,827	300,885,602
1,146,842,676	2,038,161,575	2,426,318	5,852,423	530,699,810	576,185,209
8,578,278,357	6,540,116,782	5,852,423	—	2,114,115,858	1,537,930,649
$9,725,121,033	$8,578,278,357	$8,278,741	$5,852,423	$2,644,815,668	$2,114,115,858

8,100,000	16,450,000	50,000	190,000	7,750,000	7,600,000
(1,250,000)	(7,150,000)	—	(20,000)	(6,875,000)	(5,150,000)
6,850,000	9,300,000	50,000	170,000	875,000	2,450,000

*	Commencement of operations.
96

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Bank ETF		SPDR S&P Biotech ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$26,147,450	$45,843,711	$580,539	$2,659,059
Net realized gain (loss)	92,994,174	(22,628,183)	627,313,838	(319,364,286)
Net change in unrealized appreciation/depreciation	201,794,411	343,281,990	(843,047,622)	1,055,791,635
Net increase (decrease) in net assets resulting from operations	320,936,035	366,497,518	(215,153,245)	739,086,408
Net equalization credits and charges	(899,463)	1,631,546	1,911,575	554,340
Distributions to shareholders	(26,039,247)	(46,636,959)	(1,330,011)	(9,319,348)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,498,854,791	2,722,895,794	9,755,928,013	18,707,434,234
Cost of shares redeemed	(886,448,921)	(2,949,526,865)	(10,125,743,517)	(18,966,091,493)
Net income equalization	899,463	(1,631,546)	(1,911,575)	(554,340)
Net increase (decrease) in net assets from beneficial interest transactions	613,305,333	(228,262,617)	(371,727,079)	(259,211,599)
Contribution from affiliate (Note 4)	—	—	—	—
Net increase (decrease) in net assets during the period	907,302,658	93,229,488	(586,298,760)	471,109,801
Net assets at beginning of period	1,444,705,964	1,351,476,476	6,916,986,175	6,445,876,374
NET ASSETS AT END OF PERIOD	$2,352,008,622	$1,444,705,964	$6,330,687,415	$6,916,986,175
SHARES OF BENEFICIAL INTEREST:
Shares sold	27,450,000	64,250,000	99,825,000	221,725,000
Shares redeemed	(16,200,000)	(70,650,000)	(104,175,000)	(224,550,000)
Net increase (decrease) from share transactions	11,250,000	(6,400,000)	(4,350,000)	(2,825,000)
See accompanying notes to financial statements.
97

SPDR S&P Dividend ETF		SPDR S&P Homebuilders ETF		SPDR S&P Oil & Gas Exploration & Production ETF
Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24

$247,872,523	$540,664,886	$5,279,420	$11,941,785	$32,578,538	$82,545,205
514,231,956	(256,740,958)	237,818,462	383,500,521	(1,829,002)	116,894,787
269,844,651	959,580,355	(201,957,876)	(44,348,716)	(262,468,236)	313,391,151
1,031,949,130	1,243,504,283	41,140,006	351,093,590	(231,718,700)	512,831,143
253,666	(4,514,353)	(77,221)	160,854	159,241	390,958
(277,447,192)	(552,178,299)	(5,630,488)	(12,006,378)	(32,504,011)	(84,133,859)

1,548,637,497	661,038,600	3,065,082,068	6,326,357,540	3,795,922,039	8,756,969,699
(1,867,240,168)	(3,701,015,376)	(2,995,183,800)	(6,251,488,811)	(4,816,310,644)	(8,923,418,256)
(253,666)	4,514,353	77,221	(160,854)	(159,241)	(390,958)
(318,856,337)	(3,035,462,423)	69,975,489	74,707,875	(1,020,547,846)	(166,839,515)
—	—	—	1,774,131	—	—
435,899,267	(2,348,650,792)	105,407,786	415,730,072	(1,284,611,316)	262,248,727
19,708,801,684	22,057,452,476	1,744,452,269	1,328,722,197	3,488,401,418	3,226,152,691
$20,144,700,951	$19,708,801,684	$1,849,860,055	$1,744,452,269	$2,203,790,102	$3,488,401,418

11,150,000	5,300,000	26,450,000	70,700,000	27,900,000	61,400,000
(13,600,000)	(30,200,000)	(26,000,000)	(70,000,000)	(35,200,000)	(62,500,000)
(2,450,000)	(24,900,000)	450,000	700,000	(7,300,000)	(1,100,000)
98

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Regional Banking ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$53,471,545	$96,623,332
Net realized gain (loss)	426,004,070	39,170,337
Net change in unrealized appreciation/depreciation	(93,816,289)	542,668,358
Net increase (decrease) in net assets resulting from operations	385,659,326	678,462,027
Net equalization credits and charges	4,344,562	(2,352,649)
Distributions to shareholders	(58,064,883)	(94,537,699)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	10,510,748,653	13,186,193,526
Cost of shares redeemed	(8,465,276,544)	(13,962,477,298)
Net income equalization	(4,344,562)	2,352,649
Net increase (decrease) in net assets from beneficial interest transactions	2,041,127,547	(773,931,123)
Net increase (decrease) in net assets during the period	2,373,066,552	(192,359,444)
Net assets at beginning of period	2,712,298,027	2,904,657,471
NET ASSETS AT END OF PERIOD	$5,085,364,579	$2,712,298,027
SHARES OF BENEFICIAL INTEREST:
Shares sold	175,000,000	282,750,000
Shares redeemed	(146,000,000)	(298,650,000)
Net increase (decrease) from share transactions	29,000,000	(15,900,000)
See accompanying notes to financial statements.
99

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones REIT ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$93.15	$90.50	$95.05	$104.87	$78.07	$98.82
Income (loss) from investment operations:
Net investment income (loss) (a)	2.05	2.82	2.74	2.18	1.89	2.50
Net realized and unrealized gain (loss) (b)	6.56	3.46	(4.28)	(8.86)	28.25	(19.84)
Total from investment operations	8.61	6.28	(1.54)	(6.68)	30.14	(17.34)
Net equalization credits and charges (a)	(0.66)	(0.10)	0.53	0.06	0.08	(0.10)
Distributions to shareholders from:
Net investment income	(2.28)	(3.53)	(3.54)	(3.20)	(3.42)	(3.31)
Net asset value, end of period	$98.82	$93.15	$90.50	$95.05	$104.87	$78.07
Total return (c)	8.46%	6.97%	(0.81)%	(6.69)%	39.59%	(18.04)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,828,796	$1,414,154	$1,342,210	$1,721,063	$1,838,574	$1,353,163
Ratios to average net assets:
Total expenses	0.25%(d)	0.25%	0.26%	0.25%	0.25%	0.25%
Net investment income (loss)	3.96%(d)	3.13%	3.00%	1.96%	2.12%	2.61%
Portfolio turnover rate (e)	7%(f)	4%	5%	10%	6%	17%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
100

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 400 Mid Cap ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$51.33	$45.90	$39.70	$47.21	$31.26	$34.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.42	0.76	0.72	0.64	0.54	0.54
Net realized and unrealized gain (loss) (b)	3.33	5.39	6.19	(7.50)	15.95	(2.77)
Total from investment operations	3.75	6.15	6.91	(6.86)	16.49	(2.23)
Net equalization credits and charges (a)	0.00(c)	0.01	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.41)	(0.73)	(0.72)	(0.66)	(0.55)	(0.58)
Net asset value, end of period	$54.67	$51.33	$45.90	$39.70	$47.21	$31.26
Total return (d)	7.30%	13.52%	17.60%	(14.67)%	53.05%	(6.53)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,042,830	$10,047,259	$6,712,402	$4,557,863	$4,718,598	$2,341,048
Ratios to average net assets:
Total expenses	0.03%(e)	0.03%	0.06%	0.05%	0.05%	0.05%
Net investment income (loss)	1.52%(e)	1.58%	1.66%	1.37%	1.34%	1.66%
Portfolio turnover rate (f)	8%(g)	20%	17%	13%	14%	30%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per Unit.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
101

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$63.97	$52.14	$44.34	$50.34	$36.30	$34.53
Income (loss) from investment operations:
Net investment income (loss) (a)	0.45	0.85	0.79	0.73	0.66	0.69
Net realized and unrealized gain (loss) (b)	4.91	11.77	7.79	(6.03)	14.02	1.72
Total from investment operations	5.36	12.62	8.58	(5.30)	14.68	2.41
Net equalization credits and charges (a)	0.02	0.05	0.01	0.02	0.03	0.06
Contribution from affiliate	—	—	—	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(0.45)	(0.84)	(0.79)	(0.72)	(0.67)	(0.70)
Net asset value, end of period	$68.90	$63.97	$52.14	$44.34	$50.34	$36.30
Total return (d)	8.43%	24.51%	19.58%	(10.67)%	40.79%	7.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$53,583,444	$39,710,523	$18,776,812	$12,762,052	$10,724,280	$5,516,028
Ratios to average net assets:
Total expenses	0.02%(e)	0.02%	0.04%	0.03%	0.03%	0.03%
Net investment income (loss)	1.33%(e)	1.50%	1.67%	1.42%	1.51%	1.97%
Portfolio turnover rate (f)	2%(g)	3%	2%	2%	4%	11%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
102

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Growth ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$80.09	$61.02	$52.23	$62.98	$44.96	$38.74
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.61	0.65	0.47	0.46	0.55
Net realized and unrealized gain (loss) (b)	7.79	19.05	8.78	(10.76)	18.02	6.24
Total from investment operations	8.07	19.66	9.43	(10.29)	18.48	6.79
Net equalization credits and charges (a)	0.01	0.02	0.00(c)	0.01	(0.00)(c)	(0.01)
Distributions to shareholders from:
Net investment income	(0.30)	(0.61)	(0.64)	(0.47)	(0.46)	(0.56)
Net asset value, end of period	$87.87	$80.09	$61.02	$52.23	$62.98	$44.96
Total return (d)	10.09%	32.45%	18.21%	(16.45)%	41.27%	17.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$34,048,003	$28,915,788	$17,732,988	$11,849,300	$12,378,498	$7,903,192
Ratios to average net assets:
Total expenses	0.04%(e)	0.04%	0.05%	0.04%	0.04%	0.04%
Net investment income (loss)	0.66%(e)	0.91%	1.19%	0.73%	0.85%	1.36%
Portfolio turnover rate (f)	22%(g)	32%	33%	14%	11%	23%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
103

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 High Dividend ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$40.22	$37.11	$39.89	$40.09	$27.89	$38.01
Income (loss) from investment operations:
Net investment income (loss) (a)	0.94	1.73	1.66	1.60	1.48	1.58
Net realized and unrealized gain (loss) (b)	3.06	3.17	(2.67)	(0.19)	12.47	(10.08)
Total from investment operations	4.00	4.90	(1.01)	1.41	13.95	(8.50)
Net equalization credits and charges (a)	(0.01)	0.04	0.01	(0.04)	0.16	0.09
Distributions to shareholders from:
Net investment income	(1.00)	(1.83)	(1.78)	(1.57)	(1.91)	(1.71)
Net asset value, end of period	$43.21	$40.22	$37.11	$39.89	$40.09	$27.89
Total return (c)	9.89%	13.61%	(2.46)%	3.37%	51.84%	(22.55)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,648,128	$5,921,861	$6,511,147	$7,767,907	$4,666,565	$1,916,307
Ratios to average net assets:
Total expenses	0.07%(d)	0.07%	0.08%	0.07%	0.07%	0.07%
Net investment income (loss)	4.20%(d)	4.54%	4.23%	3.83%	4.28%	4.64%
Portfolio turnover rate (e)	13%(f)	43%	46%	29%	39%	45%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
104

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Value ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$48.76	$43.21	$36.81	$39.54	$29.04	$31.28
Income (loss) from investment operations:
Net investment income (loss) (a)	0.56	0.98	0.84	0.86	0.81	0.84
Net realized and unrealized gain (loss) (b)	2.43	5.53	6.39	(2.76)	10.45	(2.31)
Total from investment operations	2.99	6.51	7.23	(1.90)	11.26	(1.47)
Net equalization credits and charges (a)	0.01	0.02	0.01	0.02	0.07	0.07
Distributions to shareholders from:
Net investment income	(0.63)	(0.98)	(0.84)	(0.85)	(0.83)	(0.84)
Net asset value, end of period	$51.13	$48.76	$43.21	$36.81	$39.54	$29.04
Total return (c)	6.12%	15.23%	19.94%	(4.92)%	39.44%	(4.54)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,584,564	$21,456,649	$16,055,170	$12,504,326	$12,120,515	$4,753,481
Ratios to average net assets:
Total expenses	0.04%(d)	0.04%	0.05%	0.04%	0.04%	0.04%
Net investment income (loss)	2.15%(d)	2.14%	2.12%	2.12%	2.28%	2.67%
Portfolio turnover rate (e)	29%(f)	33%	27%	16%	18%	34%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
105

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 600 Small Cap ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$41.50	$38.86	$36.00	$43.95	$26.57	$30.65
Income (loss) from investment operations:
Net investment income (loss) (a)	0.47	0.72	0.66	0.61	0.45	0.44
Net realized and unrealized gain (loss) (b)	3.45	2.61	2.80	(7.95)	17.37	(4.07)
Total from investment operations	3.92	3.33	3.46	(7.34)	17.82	(3.63)
Net equalization credits and charges (a)	0.01	0.02	0.01	0.01	0.00(c)	0.04
Distributions to shareholders from:
Net investment income	(0.48)	(0.71)	(0.61)	(0.62)	(0.44)	(0.49)
Net asset value, end of period	$44.95	$41.50	$38.86	$36.00	$43.95	$26.57
Total return (d)	9.47%	8.64%	9.75%	(16.87)%	67.37%	(11.78)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,387,108	$10,221,764	$7,651,569	$4,008,887	$4,179,916	$2,168,502
Ratios to average net assets:
Total expenses	0.03%(e)	0.03%	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	2.04%(e)	1.80%	1.75%	1.45%	1.25%	1.55%
Portfolio turnover rate (f)	12%(g)	24%	22%	16%	13%	80%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
106

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 1500 Composite Stock Market ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$66.32	$54.48	$46.46	$52.97	$37.81	$36.49
Income (loss) from investment operations:
Net investment income (loss) (a)	0.47	0.88	0.82	0.76	0.68	0.72
Net realized and unrealized gain (loss) (b)	5.07	11.84	8.02	(6.51)	15.15	1.35
Total from investment operations	5.54	12.72	8.84	(5.75)	15.83	2.07
Net equalization credits and charges (a)	0.01	0.00(c)	0.00(c)	0.01	0.01	(0.02)
Contribution from affiliate	—	—	—	—	0.00(c)	—
Other capital	—	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(0.47)	(0.88)	(0.82)	(0.77)	(0.68)	(0.73)
Net asset value, end of period	$71.40	$66.32	$54.48	$46.46	$52.97	$37.81
Total return (d)	8.38%	23.52%	19.26%	(11.02)%	42.13%	5.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,725,121	$8,578,278	$6,540,117	$5,117,088	$5,182,681	$3,391,957
Ratios to average net assets:
Total expenses	0.03%(e)	0.03%	0.04%	0.03%	0.03%	0.03%
Net investment income (loss)	1.34%(e)	1.50%	1.67%	1.41%	1.48%	1.93%
Portfolio turnover rate (f)	1%(g)	3%	2%	1%	3%	12%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
107

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P Sector Neutral Dividend ETF
	Six Months Ended 12/31/24 (Unaudited)	For the Period 9/12/23*- 6/30/24
Net asset value, beginning of period	$34.43	$30.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.53	0.80
Net realized and unrealized gain (loss) (b)	3.16	4.29
Total from investment operations	3.69	5.09
Net equalization credits and charges (a)	0.04	0.03
Distributions to shareholders from:
Net investment income	(0.53)	(0.75)
Net asset value, end of period	$37.63	$34.43
Total return (c)	10.86%	17.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,279	$5,852
Ratios to average net assets:
Total expenses	0.05%(d)	0.05%(d)
Net investment income (loss)	2.83%(d)	3.08%(d)
Portfolio turnover rate (e)	4%(f)	23%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
108

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Aerospace & Defense ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$140.01	$121.58	$100.60	$132.28	$87.61	$104.01
Income (loss) from investment operations:
Net investment income (loss) (a)	0.76	0.85	0.55	0.49	0.77	1.01
Net realized and unrealized gain (loss) (b)	25.56	18.39	21.01	(31.72)	44.88	(16.37)
Total from investment operations	26.32	19.24	21.56	(31.23)	45.65	(15.36)
Net equalization credits and charges (a)	0.01	(0.02)	(0.01)	0.00(c)	(0.02)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.78)	(0.79)	(0.57)	(0.45)	(0.96)	(1.04)
Net asset value, end of period	$165.56	$140.01	$121.58	$100.60	$132.28	$87.61
Total return (d)	18.80%	15.85%	21.49%	(23.65)%	52.23%	(14.83)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,644,816	$2,114,116	$1,537,931	$1,229,876	$1,418,716	$1,368,843
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	0.96%(e)	0.65%	0.50%	0.42%	0.71%	1.01%
Portfolio turnover rate (f)	16%(g)	36%	26%	38%	26%	28%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
109

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Bank ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$46.38	$35.99	$43.89	$51.31	$31.57	$43.45
Income (loss) from investment operations:
Net investment income (loss) (a)	0.69	1.33	1.21	1.15	1.16	1.09
Net realized and unrealized gain (loss) (b)	9.08	10.36	(7.82)	(7.26)	19.71	(11.95)
Total from investment operations	9.77	11.69	(6.61)	(6.11)	20.87	(10.86)
Net equalization credits and charges (a)	(0.02)	0.05	(0.01)	(0.06)	0.01	0.02
Distributions to shareholders from:
Net investment income	(0.66)	(1.35)	(1.28)	(1.25)	(1.14)	(1.04)
Net asset value, end of period	$55.47	$46.38	$35.99	$43.89	$51.31	$31.57
Total return (c)	21.08%	32.98%	(15.33)%	(12.36)%	67.13%	(25.32)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,352,009	$1,444,706	$1,351,476	$2,075,901	$3,355,683	$1,307,007
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	2.51%(d)	3.14%	2.75%	2.19%	2.60%	2.74%
Portfolio turnover rate (e)	13%(f)	42%	34%	37%	41%	30%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
110

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS   (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Biotech ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$92.72	$83.25	$74.24	$135.54	$112.03	$87.82
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.03	(0.09)	(0.17)	0.24	0.01
Net realized and unrealized gain (loss) (b)	(2.62)	9.56	9.10	(61.02)	23.57	24.22
Total from investment operations	(2.61)	9.59	9.01	(61.19)	23.81	24.23
Net equalization credits and charges (a)	0.03	0.01	0.00(c)	(0.11)	(0.00)(c)	0.00(c)
Other capital	—	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(0.02)	(0.13)	(0.00)(c)	—	(0.30)	(0.02)
Net asset value, end of period	$90.12	$92.72	$83.25	$74.24	$135.54	$112.03
Total return (d)	(2.79)%	11.53%	12.15%	(45.23)%	21.27%	27.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,330,687	$6,916,986	$6,445,876	$6,844,470	$7,254,733	$5,402,647
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	0.02%(e)	0.04%	(0.11)%	(0.17)%	0.18%	0.01%
Portfolio turnover rate (f)	24%(g)	90%	65%	64%	74%	66%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
111

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Dividend ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$127.15	$122.61	$118.68	$122.33	$91.25	$100.96
Income (loss) from investment operations:
Net investment income (loss) (a)	1.62	3.24	3.35	3.25	3.28	2.84
Net realized and unrealized gain (loss) (b)	5.10	4.67	3.76	(3.57)	31.05	(9.68)
Total from investment operations	6.72	7.91	7.11	(0.32)	34.33	(6.84)
Net equalization credits and charges (a)	0.00(c)	(0.03)	0.01	0.02	(0.01)	(0.04)
Distributions to shareholders from:
Net investment income	(1.82)	(3.34)	(3.19)	(3.35)	(3.24)	(2.83)
Net asset value, end of period	$132.05	$127.15	$122.61	$118.68	$122.33	$91.25
Total return (d)	5.24%	6.52%	6.06%	(0.28)%	38.17%	(6.82)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,144,701	$19,708,802	$22,057,452	$20,591,731	$19,670,957	$15,197,866
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	2.34%(e)	2.63%	2.71%	2.61%	3.06%	2.89%
Portfolio turnover rate (f)	10%(g)	55%	29%	24%	22%	31%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
112

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Homebuilders ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$101.13	$80.29	$54.70	$73.23	$43.92	$41.69
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.70	0.70	0.51	0.43	0.43
Net realized and unrealized gain (loss) (b)	3.41	20.72	25.57	(18.48)	29.30	2.20
Total from investment operations	3.69	21.42	26.27	(17.97)	29.73	2.63
Net equalization credits and charges (a)	0.00(c)	0.01	0.02	(0.04)	(0.00)(c)	0.03
Contribution from affiliate (Note 4)	—	0.10	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.31)	(0.69)	(0.70)	(0.52)	(0.42)	(0.43)
Net asset value, end of period	$104.51	$101.13	$80.29	$54.70	$73.23	$43.92
Total return (d)	3.63%	26.90%(e)	48.39%	(24.73)%	67.87%	6.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,849,860	$1,744,452	$1,328,722	$886,171	$1,962,481	$799,294
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	0.49%(f)	0.76%	1.08%	0.70%	0.70%	1.01%
Portfolio turnover rate (g)	9%(h)	45%	27%	21%	24%	27%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution to the fund during the fiscal year ended June 30, 2024, the total return would have been 26.80%
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
113

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Exploration & Production ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20(a)
Net asset value, beginning of period	$145.65	$128.79	$119.42	$96.74	$52.22	$108.92
Income (loss) from investment operations:
Net investment income (loss) (b)	1.63	3.22	3.83	2.07	1.37	1.46
Net realized and unrealized gain (loss) (c)	(13.23)	16.97	9.69	22.83	44.56	(56.76)
Total from investment operations	(11.60)	20.19	13.52	24.90	45.93	(55.30)
Net equalization credits and charges (b)	0.01	0.02	(0.26)	(0.14)	(0.02)	0.02
Other capital	—	—	(0.00)(d)	—	—	—
Distributions to shareholders from:
Net investment income	(1.70)	(3.35)	(3.89)	(2.08)	(1.39)	(1.42)
Net asset value, end of period	$132.36	$145.65	$128.79	$119.42	$96.74	$52.22
Total return (e)	(7.93)%	15.74%	11.22%	25.79%	89.34%	(50.86)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,203,790	$3,488,401	$3,226,153	$4,072,300	$4,125,993	$2,067,927
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	2.35%(f)	2.25%	2.85%	1.88%	2.07%	2.13%
Portfolio turnover rate (g)	19%(h)	36%	29%	42%	71%	41%
(a)	After the close of trading on March 30, 2020, the SPDR S&P Oil & Gas Exploration & Production ETF underwent a 1-for-4 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
114

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Regional Banking ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$49.09	$40.82	$58.09	$65.50	$38.41	$53.53
Income (loss) from investment operations:
Net investment income (loss) (a)	0.82	1.55	1.53	1.42	1.44	1.37
Net realized and unrealized gain (loss) (b)	11.17	8.34	(17.44)	(7.33)	26.99	(15.21)
Total from investment operations	11.99	9.89	(15.91)	(5.91)	28.43	(13.84)
Net equalization credits and charges (a)	0.07	(0.04)	0.18	(0.07)	0.08	0.11
Distributions to shareholders from:
Net investment income	(0.79)	(1.58)	(1.54)	(1.43)	(1.42)	(1.39)
Net asset value, end of period	$60.36	$49.09	$40.82	$58.09	$65.50	$38.41
Total return (c)	24.64%	24.30%	(27.47)%	(9.37)%	75.38%	(25.96)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,085,365	$2,712,298	$2,904,657	$3,064,455	$5,092,879	$1,208,104
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	2.73%(d)	3.31%	2.84%	2.08%	2.47%	2.79%
Portfolio turnover rate (e)	24%(f)	51%	61%	44%	50%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
115

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones REIT ETF
SPDR Portfolio S&P 400 Mid Cap ETF
SPDR Portfolio S&P 500 ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
SPDR Portfolio S&P Sector Neutral Dividend ETF
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
Each Fund is classified as a diversified investment company under the 1940 Act, except that the SPDR Portfolio S&P 500 Growth ETF and the SPDR Portfolio S&P Sector Neutral Dividend ETF are each classified as a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
116

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2024, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
117

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
118

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

4.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2024, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
SPDR Dow Jones REIT ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Portfolio S&P 500 ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Portfolio S&P 500 High Dividend ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Portfolio S&P 600 Small Cap ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Portfolio S&P 1500 Composite Stock Market ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR S&P Dividend ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR S&P Oil & Gas Exploration & Production ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
119

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

The following tables summarize the value of the Fund's derivative instruments as of December 31, 2024, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$402,770	$—	$402,770
SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	1,676,069	—	1,676,069
SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	999,709	—	999,709
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	2,044,083	—	2,044,083
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	322,835	—	322,835
SPDR S&P Dividend ETF
Futures Contracts	—	—	—	1,733,956	—	1,733,956
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	162,338	—	162,338
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$1,203,220	$—	$1,203,220
SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	6,788,406	—	6,788,406
SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	4,114,238	—	4,114,238
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	1,489,523	—	1,489,523
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	1,370,752	—	1,370,752
SPDR S&P Dividend ETF
Futures Contracts	—	—	—	2,871,570	—	2,871,570
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	(555,465)	—	(555,465)

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$(525,269)	$—	$(525,269)
SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	(2,192,861)	—	(2,192,861)
SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	(1,233,401)	—	(1,233,401)
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	(2,032,904)	—	(2,032,904)
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	(354,221)	—	(354,221)
SPDR S&P Dividend ETF
Futures Contracts	—	—	—	(1,996,868)	—	(1,996,868)
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	(434,314)	—	(434,314)
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones REIT ETF	0.25%
SPDR Portfolio S&P 400 Mid Cap ETF	0.03
SPDR Portfolio S&P 500 ETF	0.02
SPDR Portfolio S&P 500 Growth ETF	0.04
SPDR Portfolio S&P 500 High Dividend ETF	0.07
SPDR Portfolio S&P 500 Value ETF	0.04
SPDR Portfolio S&P 600 Small Cap ETF	0.03
SPDR Portfolio S&P 1500 Composite Stock Market ETF	0.03
SPDR Portfolio S&P Sector Neutral Dividend ETF	0.05
SPDR S&P Aerospace & Defense ETF	0.35
SPDR S&P Bank ETF	0.35
SPDR S&P Biotech ETF	0.35
SPDR S&P Dividend ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Regional Banking ETF	0.35
From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2025. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2025 except with the approval of the Board.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2024, are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2024, were as follows:
	Purchases	Sales
SPDR Dow Jones REIT ETF	$130,198,677	$121,902,969
SPDR Portfolio S&P 400 Mid Cap ETF	903,053,133	896,982,035
SPDR Portfolio S&P 500 ETF	946,378,971	873,816,169
SPDR Portfolio S&P 500 Growth ETF	6,702,314,846	6,710,820,153
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

	Purchases	Sales
SPDR Portfolio S&P 500 High Dividend ETF	$1,001,737,417	$862,768,412
SPDR Portfolio S&P 500 Value ETF	6,996,968,052	7,018,665,526
SPDR Portfolio S&P 600 Small Cap ETF	1,412,494,409	1,424,646,382
SPDR Portfolio S&P 1500 Composite Stock Market ETF	130,168,919	129,064,174
SPDR Portfolio S&P Sector Neutral Dividend ETF	666,829	304,209
SPDR S&P Aerospace & Defense ETF	390,686,089	393,042,557
SPDR S&P Bank ETF	260,232,524	261,864,764
SPDR S&P Biotech ETF	1,759,222,638	1,749,411,472
SPDR S&P Dividend ETF	2,150,937,625	2,028,813,114
SPDR S&P Homebuilders ETF	196,719,989	194,345,252
SPDR S&P Oil & Gas Exploration & Production ETF	526,038,875	520,119,523
SPDR S&P Regional Banking ETF	961,140,412	971,982,944
For the period ended December 31, 2024, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones REIT ETF	$1,078,291,440	$728,500,738	$48,246,690
SPDR Portfolio S&P 400 Mid Cap ETF	1,596,121,019	248,772,522	86,775,191
SPDR Portfolio S&P 500 ETF	12,718,232,923	2,172,105,477	986,030,070
SPDR Portfolio S&P 500 Growth ETF	8,807,656,392	6,534,626,391	2,614,218,080
SPDR Portfolio S&P 500 High Dividend ETF	363,803,822	195,234,650	22,455,005
SPDR Portfolio S&P 500 Value ETF	8,811,144,510	6,765,199,191	1,985,823,469
SPDR Portfolio S&P 600 Small Cap ETF	1,810,650,042	467,752,897	155,205,361
SPDR Portfolio S&P 1500 Composite Stock Market ETF	575,221,483	84,408,159	44,381,923
SPDR Portfolio S&P Sector Neutral Dividend ETF	1,467,657	—	—
SPDR S&P Aerospace & Defense ETF	1,021,383,534	870,389,476	374,889,218
SPDR S&P Bank ETF	1,268,301,843	655,880,971	119,291,151
SPDR S&P Biotech ETF	6,396,176,602	6,767,461,308	888,847,261
SPDR S&P Dividend ETF	1,405,564,928	1,863,649,827	485,184,136
SPDR S&P Homebuilders ETF	2,194,815,051	2,126,097,998	247,415,944
SPDR S&P Oil & Gas Exploration & Production ETF	2,682,797,371	3,705,664,228	84,047,606
SPDR S&P Regional Banking ETF	7,853,067,732	5,807,299,020	531,962,898
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2024, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones REIT ETF	$2,127,871,894	$44,133,413	$350,151,341	$(306,017,928)
SPDR Portfolio S&P 400 Mid Cap ETF	10,574,852,018	2,314,022,951	558,149,407	1,755,873,544
SPDR Portfolio S&P 500 ETF	44,138,918,404	10,934,501,600	1,417,346,346	9,517,155,254
SPDR Portfolio S&P 500 Growth ETF	25,509,988,296	8,679,205,943	124,506,710	8,554,699,233
SPDR Portfolio S&P 500 High Dividend ETF	6,639,310,656	615,033,736	624,514,632	(9,480,896)
SPDR Portfolio S&P 500 Value ETF	23,635,857,457	1,698,296,862	737,941,520	960,355,342
SPDR Portfolio S&P 600 Small Cap ETF	12,037,598,243	2,338,612,140	1,018,579,054	1,320,033,086
SPDR Portfolio S&P 1500 Composite Stock Market ETF	6,554,866,667	3,579,532,434	362,463,352	3,217,069,082
SPDR Portfolio S&P Sector Neutral Dividend ETF	7,193,954	1,223,909	144,822	1,079,087
SPDR S&P Aerospace & Defense ETF	2,455,178,059	416,449,765	55,807,806	360,641,959
SPDR S&P Bank ETF	2,290,023,787	164,672,483	52,009,195	112,663,288
SPDR S&P Biotech ETF	8,016,283,345	169,616,035	1,405,833,729	(1,236,217,694)
SPDR S&P Dividend ETF	18,812,023,660	2,369,714,558	992,422,587	1,377,291,971
SPDR S&P Homebuilders ETF	2,182,428,408	20,840,982	281,989,847	(261,148,865)
SPDR S&P Oil & Gas Exploration & Production ETF	2,803,531,348	54,258,833	561,010,396	(506,751,563)
SPDR S&P Regional Banking ETF	5,518,920,635	15,534,576	306,883,658	(291,349,082)
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2024, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Dow Jones REIT ETF	$ 854,386	$ 804,379	$ 129,141	$ 933,520
SPDR Portfolio S&P 400 Mid Cap ETF	694,637,679	299,748,577	410,366,740	710,115,317
SPDR Portfolio S&P 500 ETF	211,043,395	108,727,634	106,922,198	215,649,832
SPDR Portfolio S&P 500 Growth ETF	51,719,871	25,482,984	27,561,767	53,044,751
SPDR Portfolio S&P 500 High Dividend ETF	117,274	120,551	—	120,551
SPDR Portfolio S&P 500 Value ETF	43,861,089	36,414,707	8,333,056	44,747,763
SPDR Portfolio S&P 600 Small Cap ETF	1,135,449,314	978,130,103	187,752,497	1,165,882,600
SPDR Portfolio S&P 1500 Composite Stock Market ETF	113,462,765	52,786,303	63,167,155	115,953,458
SPDR Portfolio S&P Sector Neutral Dividend ETF	2,244	2,268	—	2,268
SPDR S&P Aerospace & Defense ETF	274,794,625	170,519,132	117,442,056	287,961,188
SPDR S&P Bank ETF	117,805,746	55,072,627	65,595,375	120,668,002
SPDR S&P Biotech ETF	991,904,516	447,867,045	573,580,744	1,021,447,789
SPDR S&P Dividend ETF	433,000,885	72,774,255	368,504,875	441,279,130
SPDR S&P Homebuilders ETF	84,351,500	71,576,736	14,209,449	85,786,185
SPDR S&P Oil & Gas Exploration & Production ETF	188,165,540	93,806,164	98,474,767	192,280,931
SPDR S&P Regional Banking ETF	221,960,430	154,062,601	73,021,107	227,083,708
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2024:
		Remaining Contractual Maturity of the Agreements as of December 31, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones REIT ETF	Common Stocks	$804,379	$—	$—	$—	$804,379	$804,379
SPDR Portfolio S&P 400 Mid Cap ETF	Common Stocks	299,748,577	—	—	—	299,748,577	299,748,577
SPDR Portfolio S&P 500 ETF	Common Stocks	108,727,634	—	—	—	108,727,634	108,727,634
SPDR Portfolio S&P 500 Growth ETF	Common Stocks	25,482,984	—	—	—	25,482,984	25,482,984
SPDR Portfolio S&P 500 High Dividend ETF	Common Stocks	120,551	—	—	—	120,551	120,551
SPDR Portfolio S&P 500 Value ETF	Common Stocks	36,414,707	—	—	—	36,414,707	36,414,707
SPDR Portfolio S&P 600 Small Cap ETF	Common Stocks	978,130,103	—	—	—	978,130,103	978,130,103
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of December 31, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio S&P 1500 Composite Stock Market ETF	Common Stocks	$52,786,303	$—	$—	$—	$52,786,303	$52,786,303
SPDR Portfolio S&P Sector Neutral Dividend ETF	Common Stocks	2,268	—	—	—	2,268	2,268
SPDR S&P Aerospace & Defense ETF	Common Stocks	170,519,132	—	—	—	170,519,132	170,519,132
SPDR S&P Bank ETF	Common Stocks	55,072,627	—	—	—	55,072,627	55,072,627
SPDR S&P Biotech ETF	Common Stocks	434,580,003	—	—	—	434,580,003	434,580,003
SPDR S&P Biotech ETF	Rights	13,287,042	—	—	—	13,287,042	13,287,042
SPDR S&P Dividend ETF	Common Stocks	72,774,255	—	—	—	72,774,255	72,774,255
SPDR S&P Homebuilders ETF	Common Stocks	71,576,736	—	—	—	71,576,736	71,576,736
SPDR S&P Oil & Gas Exploration & Production ETF	Common Stocks	93,806,164	—	—	—	93,806,164	93,806,164
SPDR S&P Regional Banking ETF	Common Stocks	154,062,601	—	—	—	154,062,601	154,062,601
11.    Risks
Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future,against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries,which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
126

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
127

Semi-Annual Financial Statements and Other Information
December 31, 2024
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg 1-10 Year TIPS ETF
SPDR Bloomberg 1-3 Month T-Bill ETF
SPDR Bloomberg 3-12 Month T-Bill ETF
SPDR Bloomberg Emerging Markets USD Bond ETF
SPDR Bloomberg Investment Grade Floating Rate ETF
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
SPDR Nuveen Bloomberg Municipal Bond ETF
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
SPDR Bloomberg Convertible Securities ETF
SPDR Bloomberg High Yield Bond ETF
SPDR Bloomberg Short Term High Yield Bond ETF
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding  Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.5%
U.S. Treasury Inflation-Indexed Bonds:
1.75%, 1/15/2028	$23,186,772	$23,030,985
2.00%, 1/15/2026	35,167,864	35,175,419
2.38%, 1/15/2027	24,110,814	24,341,562
2.50%, 1/15/2029	25,276,129	25,739,195
3.38%, 4/15/2032	12,684,050	13,743,862
3.63%, 4/15/2028	33,958,633	35,655,238
3.88%, 4/15/2029	38,306,777	41,114,694
U.S. Treasury Inflation-Indexed Notes:
0.13%, 4/15/2026	48,751,483	47,585,066
0.13%, 7/15/2026	48,378,948	47,251,680
0.13%, 10/15/2026	43,228,499	42,034,649
0.13%, 4/15/2027	41,749,000	40,023,592
0.13%, 1/15/2030	49,153,308	44,670,949
0.13%, 7/15/2030	47,131,869	42,512,578
0.13%, 1/15/2031	51,045,339	45,337,633
0.13%, 7/15/2031	54,366,869	47,895,937
0.13%, 1/15/2032	55,037,515	47,749,345
0.25%, 7/15/2029	49,212,587	45,603,343
0.38%, 1/15/2027	46,362,270	44,949,670
0.38%, 7/15/2027	47,399,522	45,751,648
0.50%, 1/15/2028	49,458,366	47,309,052
0.63%, 1/15/2026	43,960,491	43,361,186
0.63%, 7/15/2032	53,302,821	47,682,080
0.75%, 7/15/2028	46,908,913	45,077,450
0.88%, 1/15/2029	45,006,488	43,004,051
1.13%, 1/15/2033	51,750,550	47,638,807
1.25%, 4/15/2028	42,879,804	41,796,084
Security Description	Principal Amount	Value
1.38%, 7/15/2033	$48,085,555	$45,014,466
1.63%, 10/15/2027	41,894,711	41,654,962
1.63%, 10/15/2029	38,332,589	37,702,946
1.75%, 1/15/2034	51,379,754	49,292,452
1.88%, 7/15/2034	52,994,293	51,381,693
2.13%, 4/15/2029	44,253,207	44,330,996
2.38%, 10/15/2028	43,747,893	44,444,271
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,435,422,323)		1,369,857,541
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (a) (b) (Cost $1,761,822)	1,761,822	1,761,822
TOTAL INVESTMENTS — 99.6% (Cost $1,437,184,145)		1,371,619,363
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		5,624,770
NET ASSETS — 100.0%		$1,377,244,133
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at December 31, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,369,857,541	$—	$1,369,857,541
Short-Term Investment	1,761,822	—	—	1,761,822
TOTAL INVESTMENTS	$1,761,822	$1,369,857,541	$—	$1,371,619,363
See accompanying notes to financial statements.
1

SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	388,534	$388,534	$53,360,912	$51,987,624	$—	$—	1,761,822	$1,761,822	$55,245
State Street Navigator Securities Lending Portfolio II	—	—	161,874,215	161,874,215	—	—	—	—	645
Total		$388,534	$215,235,127	$213,861,839	$—	$—		$1,761,822	$55,890

See accompanying notes to financial statements.
2

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.5% (a)
U.S. Treasury Bills:
4.22%, 3/25/2025	$1,001,441,000	$991,909,415
4.26%, 3/27/2025 (b)	2,403,410,000	2,379,914,000
4.37%, 3/18/2025	1,001,441,000	992,734,081
4.37%, 4/1/2025 (b)	1,001,441,000	991,138,205
4.39%, 3/6/2025	2,253,410,000	2,236,907,490
4.40%, 3/11/2025	1,001,441,000	993,516,768
4.42%, 2/4/2025 (b) (c)	1,951,957,000	1,944,452,291
4.42%, 2/18/2025 (b)	2,151,836,000	2,140,067,609
4.42%, 2/27/2025 (b)	2,270,542,000	2,255,634,507
4.43%, 1/28/2025	271,892,000	271,067,738
4.43%, 2/6/2025	3,372,331,000	3,358,486,266
4.43%, 2/11/2025 (b)	2,201,847,000	2,191,611,560
4.43%, 2/13/2025 (c)	3,260,049,000	3,243,925,808
4.43%, 3/4/2025 (b) (c)	1,001,441,000	994,370,606
4.45%, 2/25/2025 (b)	2,101,726,000	2,088,482,751
4.54%, 3/13/2025 (b)	2,253,410,000	2,235,095,793
4.66%, 1/21/2025	306,203,000	305,516,857
4.72%, 1/14/2025	2,482,000	2,478,530
4.77%, 2/20/2025	2,957,532,000	2,940,719,318
4.80%, 3/20/2025 (b)	3,004,444,000	2,977,605,001
4.93%, 1/30/2025	235,394,000	234,619,542
4.99%, 1/16/2025	10,328,000	10,310,988
4.99%, 1/23/2025	159,180,000	158,785,848
TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,931,708,267)		35,939,350,972

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (d) (e)	176,494,884	$176,494,884
State Street Navigator Securities Lending Portfolio II (f) (g)	1,238,326,983	1,238,326,983
TOTAL SHORT-TERM INVESTMENTS (Cost $1,414,821,867)		1,414,821,867
TOTAL INVESTMENTS — 103.4% (Cost $37,346,530,134)		37,354,172,839
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(1,240,226,861)
NET ASSETS — 100.0%		$36,113,945,978
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	When-issued security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$35,939,350,972	$—	$35,939,350,972
Short-Term Investments	1,414,821,867	—	—	1,414,821,867
TOTAL INVESTMENTS	$1,414,821,867	$35,939,350,972	$—	$37,354,172,839
See accompanying notes to financial statements.
3

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	31,267,429	$31,267,429	$1,631,896,348	$1,486,668,893	$—	$—	176,494,884	$176,494,884	$2,147,371
State Street Navigator Securities Lending Portfolio II	2,659,360,250	2,659,360,250	15,136,665,574	16,557,698,841	—	—	1,238,326,983	1,238,326,983	1,600,602
Total		$2,690,627,679	$16,768,561,922	$18,044,367,734	$—	$—		$1,414,821,867	$3,747,973

See accompanying notes to financial statements.
4

SPDR BLOOMBERG 3-12 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7% (a)
U.S. Treasury Bills:
3.80%, 10/2/2025	$96,296,000	$93,352,552
3.95%, 9/4/2025	97,836,000	95,137,182
4.14%, 6/26/2025 (b)	144,514,000	141,617,765
4.16%, 6/20/2025	144,514,000	141,715,903
4.20%, 6/12/2025	231,839,000	227,552,302
4.22%, 4/22/2025	128,560,000	126,915,404
4.22%, 12/26/2025 (b)	95,666,000	91,885,088
4.23%, 4/15/2025	128,560,000	127,024,275
4.24%, 4/3/2025 (b) (c)	136,886,000	135,425,867
4.24%, 4/29/2025 (b)	129,000,000	127,246,644
4.26%, 5/8/2025	144,727,000	142,624,989
4.27%, 4/17/2025	229,738,000	226,954,595
4.28%, 10/30/2025	96,296,000	93,079,379
4.31%, 5/15/2025	238,017,000	234,373,591
4.31%, 5/22/2025	144,687,000	142,357,497
4.31%, 6/5/2025	144,514,000	141,957,114
4.32%, 4/8/2025	128,560,000	127,130,062
4.32%, 4/24/2025	136,886,000	135,117,301
4.33%, 4/10/2025	136,886,000	135,337,607
4.33%, 11/28/2025	96,588,000	93,080,655
4.34%, 5/1/2025	136,886,000	135,009,130
4.34%, 5/29/2025 (b)	144,717,000	142,264,577
4.35%, 8/7/2025	95,082,000	92,726,425
4.67%, 7/10/2025 (b)	98,636,000	96,511,492
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,244,138,987)		3,246,397,396

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (d) (e)	11,405,249	$11,405,249
State Street Navigator Securities Lending Portfolio II (f) (g)	94,100,000	94,100,000
TOTAL SHORT-TERM INVESTMENTS (Cost $105,505,249)		105,505,249
TOTAL INVESTMENTS — 102.9% (Cost $3,349,644,236)		3,351,902,645
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(94,280,350)
NET ASSETS — 100.0%		$3,257,622,295
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	When-issued security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$3,246,397,396	$—	$3,246,397,396
Short-Term Investments	105,505,249	—	—	105,505,249
TOTAL INVESTMENTS	$105,505,249	$3,246,397,396	$—	$3,351,902,645

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,189,919	$8,189,919	$280,294,340	$277,079,010	$—	$—	11,405,249	$11,405,249	$338,508
State Street Navigator Securities Lending Portfolio II	221,094,019	221,094,019	3,306,102,140	3,433,096,159	—	—	94,100,000	94,100,000	351,156
Total		$229,283,938	$3,586,396,480	$3,710,175,169	$—	$—		$105,505,249	$689,664
See accompanying notes to financial statements.
5

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 12.2%
BAHRAIN — 0.2%
Bapco Energies BSC Closed 7.50%, 10/25/2027	$600,000	$616,170
CHILE — 1.5%
Corp. Nacional del Cobre de Chile:
3.00%, 9/30/2029	700,000	621,495
3.15%, 1/14/2030 (a)	650,000	576,842
3.63%, 8/1/2027	200,000	191,678
5.13%, 2/2/2033	200,000	189,660
5.63%, 10/18/2043	250,000	226,533
5.95%, 1/8/2034	600,000	594,846
6.30%, 9/8/2053	1,650,000	1,608,981
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050	400,000	328,176
		4,338,211
CHINA — 1.8%
CNAC HK Finbridge Co. Ltd.:
3.00%, 9/22/2030	400,000	353,636
4.13%, 7/19/2027	300,000	293,349
5.13%, 3/14/2028	1,000,000	994,717
Sinopec Group Overseas Development 2012 Ltd. 4.88%, 5/17/2042 (b)	300,000	287,895
Sinopec Group Overseas Development 2018 Ltd.:
1.45%, 1/8/2026	800,000	774,152
2.30%, 1/8/2031	413,000	359,851
2.70%, 5/13/2030 (a)	1,000,000	910,090
State Grid Overseas Investment BVI Ltd.:
1.13%, 9/8/2026	200,000	188,453
Series EMTN, 1.63%, 8/5/2030 (a)	500,000	426,744
3.50%, 5/4/2027 (a)	500,000	488,500
		5,077,387
INDONESIA — 0.8%
Pertamina Persero PT:
4.18%, 1/21/2050	250,000	188,225
5.63%, 5/20/2043	400,000	376,380
6.50%, 11/7/2048	200,000	207,580
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara:
3.88%, 7/17/2029	200,000	187,768
4.13%, 5/15/2027	1,000,000	976,840
6.15%, 5/21/2048	500,000	484,880
		2,421,673
MALAYSIA — 1.1%
Petronas Capital Ltd.:
2.48%, 1/28/2032	500,000	417,930
3.40%, 4/28/2061	764,000	501,535
3.50%, 4/21/2030	700,000	648,116
Security Description	Principal Amount	Value
4.50%, 3/18/2045	$700,000	$599,543
4.55%, 4/21/2050	1,050,000	890,117
Petronas Energy Canada Ltd. 2.11%, 3/23/2028	200,000	182,410
		3,239,651
MEXICO — 2.2%
Comision Federal de Electricidad 3.35%, 2/9/2031	500,000	414,365
Petroleos Mexicanos:
5.35%, 2/12/2028	1,150,000	1,054,861
5.95%, 1/28/2031	300,000	253,209
6.49%, 1/23/2027	400,000	387,624
6.50%, 3/13/2027	400,000	386,460
6.70%, 2/16/2032	1,361,000	1,186,003
6.75%, 9/21/2047	1,550,000	1,061,796
6.95%, 1/28/2060	1,550,000	1,058,650
8.75%, 6/2/2029	200,000	200,338
10.00%, 2/7/2033 (a)	200,000	207,916
		6,211,222
PANAMA — 0.2%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (b)	200,000	144,384
Banco Nacional de Panama 2.50%, 8/11/2030	687,000	545,292
		689,676
PERU — 0.3%
Petroleos del Peru SA:
4.75%, 6/19/2032	409,000	307,842
5.63%, 6/19/2047	700,000	448,455
		756,297
QATAR — 1.2%
QatarEnergy:
1.38%, 9/12/2026	400,000	376,802
2.25%, 7/12/2031	2,000,000	1,683,620
3.13%, 7/12/2041	2,000,000	1,476,760
		3,537,182
SAUDI ARABIA — 1.0%
Gaci First Investment Co.:
5.00%, 10/13/2027	200,000	199,194
5.00%, 1/29/2029	1,000,000	990,896
5.13%, 2/14/2053	300,000	251,124
5.25%, 1/29/2034	700,000	688,577
Suci Second Investment Co.:
5.17%, 3/5/2031	500,000	498,777
6.00%, 10/25/2028	200,000	205,204
		2,833,772
SOUTH AFRICA — 0.3%
Eskom Holdings SOC Ltd. 6.35%, 8/10/2028	400,000	397,000

See accompanying notes to financial statements.
6

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Transnet SOC Ltd. 8.25%, 2/6/2028	$400,000	$407,528
		804,528
UNITED ARAB EMIRATES — 1.6%
Abu Dhabi Developmental Holding Co. PJSC:
4.38%, 10/2/2031	500,000	478,384
5.25%, 10/2/2054	300,000	275,913
DP World Crescent Ltd.:
4.85%, 9/26/2028	1,000,000	987,402
5.50%, 9/13/2033	400,000	399,718
DP World Ltd.:
5.63%, 9/25/2048	200,000	189,267
6.85%, 7/2/2037 (b)	200,000	217,166
MDGH GMTN RSC Ltd.:
2.88%, 11/7/2029	750,000	680,881
Series GMTN, 3.95%, 5/21/2050	700,000	530,292
Mdgh Sukuk Ltd. Series EMTN, 4.96%, 4/4/2034 (a)	750,000	744,871
		4,503,894
TOTAL CORPORATE BONDS & NOTES (Cost $36,469,445)		35,029,663
FOREIGN GOVERNMENT OBLIGATIONS — 85.9%
ANGOLA — 0.9%
Angola Government International Bonds:
8.25%, 5/9/2028	1,004,000	943,760
8.75%, 4/14/2032	890,000	786,524
9.13%, 11/26/2049	500,000	401,221
9.38%, 5/8/2048	625,000	512,500
		2,644,005
ARGENTINA — 5.2%
Argentina Government International Bonds 5.00%, 1/9/2038 (c)	3,650,000	2,549,950
Argentina Republic Government International Bonds:
0.75%, 7/9/2030 (c)	5,280,000	4,077,396
1.00%, 7/9/2029	2,300,000	1,866,610
3.50%, 7/9/2041 (c)	2,600,000	1,625,270
4.13%, 7/9/2035 (c)	6,400,000	4,255,978
4.13%, 7/9/2046 (c)	900,000	598,797
		14,974,001
AZERBAIJAN — 0.3%
Republic of Azerbaijan International Bonds 3.50%, 9/1/2032	550,000	465,581
Southern Gas Corridor CJSC 6.88%, 3/24/2026	500,000	506,475
		972,056
Security Description	Principal Amount	Value
BAHRAIN — 2.1%
Bahrain Government International Bonds:
4.25%, 1/25/2028	$550,000	$517,338
5.25%, 1/25/2033	1,450,000	1,301,494
5.45%, 9/16/2032	1,100,000	1,007,633
5.63%, 5/18/2034	200,000	182,010
6.00%, 9/19/2044	400,000	333,012
7.00%, 10/12/2028	1,475,000	1,511,558
7.75%, 4/18/2035	400,000	418,445
CBB International Sukuk Programme Co. WLL:
4.50%, 3/30/2027	200,000	194,118
5.88%, 6/5/2032	300,000	297,000
6.25%, 10/18/2030	200,000	203,514
		5,966,122
BERMUDA — 0.0% (d)
Bermuda Government International Bonds 3.38%, 8/20/2050	200,000	132,645
BOLIVIA — 0.1%
Bolivia Government International Bonds 4.50%, 3/20/2028	400,000	240,560
BRAZIL — 4.2%
Brazil Government International Bonds:
3.75%, 9/12/2031	1,300,000	1,099,069
3.88%, 6/12/2030	500,000	439,726
4.50%, 5/30/2029	787,000	732,494
4.63%, 1/13/2028	1,500,000	1,443,018
4.75%, 1/14/2050	1,063,000	726,278
5.00%, 1/27/2045	1,400,000	1,034,551
5.63%, 1/7/2041	1,300,000	1,092,234
5.63%, 2/21/2047	185,000	146,148
6.00%, 4/7/2026	600,000	603,007
6.00%, 10/20/2033	1,200,000	1,120,853
6.13%, 1/22/2032	550,000	525,783
6.25%, 3/18/2031	200,000	194,918
7.13%, 1/20/2037	650,000	652,267
7.13%, 5/13/2054	1,450,000	1,340,356
8.25%, 1/20/2034	775,000	845,360
		11,996,062
BULGARIA — 0.2%
Bulgaria Government International Bonds 5.00%, 3/5/2037	648,000	607,174
CHILE — 2.8%
Chile Government International Bonds:
2.45%, 1/31/2031	1,200,000	1,028,122
2.55%, 1/27/2032	200,000	167,639
2.55%, 7/27/2033	1,000,000	806,380
3.10%, 5/7/2041	200,000	143,329
3.10%, 1/22/2061	1,100,000	649,028
3.24%, 2/6/2028	898,000	849,291

See accompanying notes to financial statements.
7

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 1/31/2034	$1,000,000	$862,226
3.86%, 6/21/2047	955,000	714,171
4.34%, 3/7/2042	1,825,000	1,533,806
4.95%, 1/5/2036	300,000	284,347
5.33%, 1/5/2054	1,100,000	1,017,862
		8,056,201
CHINA — 1.4%
China Government International Bonds:
1.20%, 10/21/2030	400,000	339,561
1.25%, 10/26/2026	850,000	807,536
2.13%, 12/3/2029	1,650,000	1,508,374
4.00%, 10/19/2048	300,000	271,984
Export-Import Bank of China:
2.88%, 4/26/2026	400,000	392,056
Series EMTN, 3.88%, 5/16/2026	600,000	594,642
		3,914,153
COLOMBIA — 4.2%
Colombia Government International Bonds:
3.00%, 1/30/2030	1,100,000	915,962
3.13%, 4/15/2031	800,000	635,496
3.25%, 4/22/2032	562,000	430,657
3.88%, 4/25/2027	900,000	859,576
3.88%, 2/15/2061	250,000	129,802
4.13%, 2/22/2042	250,000	157,581
4.13%, 5/15/2051	200,000	114,567
4.50%, 1/28/2026	90,000	88,785
4.50%, 3/15/2029	700,000	647,533
5.00%, 6/15/2045	1,000,000	674,201
5.20%, 5/15/2049	1,000,000	671,813
5.63%, 2/26/2044	900,000	666,725
6.13%, 1/18/2041	1,750,000	1,422,585
7.38%, 9/18/2037	700,000	667,601
7.50%, 2/2/2034	1,056,000	1,042,248
7.75%, 11/7/2036	700,000	683,744
8.00%, 4/20/2033	600,000	613,328
8.38%, 11/7/2054	600,000	582,038
8.75%, 11/14/2053	1,050,000	1,060,069
		12,064,311
COSTA RICA — 0.8%
Costa Rica Government International Bonds:
5.63%, 4/30/2043	376,000	337,363
6.13%, 2/19/2031	600,000	602,473
6.55%, 4/3/2034	400,000	406,716
7.00%, 4/4/2044	206,000	208,575
7.16%, 3/12/2045	200,000	205,359
7.30%, 11/13/2054 (b)	600,000	620,954
		2,381,440
Security Description	Principal Amount	Value
DOMINICAN REPUBLIC — 3.0%
Dominican Republic International Bonds:
4.88%, 9/23/2032	$1,700,000	$1,515,535
5.30%, 1/21/2041	400,000	339,800
5.50%, 2/22/2029	970,000	937,873
5.88%, 1/30/2060	600,000	508,956
6.00%, 7/19/2028	1,000,000	991,234
6.00%, 2/22/2033	575,000	554,198
6.40%, 6/5/2049	900,000	847,779
6.50%, 2/15/2048	1,100,000	1,046,209
6.88%, 1/29/2026	600,000	604,795
7.05%, 2/3/2031	575,000	588,830
7.45%, 4/30/2044	698,000	733,042
		8,668,251
ECUADOR — 1.1%
Ecuador Government International Bonds:
Zero Coupon, 7/31/2030	400,000	218,110
5.50%, 7/31/2035 (c)	3,700,000	2,095,877
6.90%, 7/31/2030 (c)	1,250,000	868,921
		3,182,908
EGYPT — 2.4%
Egypt Government International Bonds:
5.80%, 9/30/2027	800,000	748,600
5.88%, 2/16/2031	700,000	583,100
7.05%, 1/15/2032	657,000	562,753
7.30%, 9/30/2033	975,000	825,185
7.50%, 1/31/2027	1,000,000	985,000
7.50%, 2/16/2061	400,000	273,827
7.60%, 3/1/2029	1,050,000	1,015,875
7.90%, 2/21/2048 (a)	1,400,000	1,025,677
8.50%, 1/31/2047	700,000	543,061
8.88%, 5/29/2050	450,000	359,226
		6,922,304
EL SALVADOR — 0.3%
El Salvador Government International Bonds:
9.25%, 4/17/2030	300,000	316,899
9.65%, 11/21/2054	400,000	419,477
		736,376
GHANA — 0.7%
Ghana Government International Bonds:
1.50%, 1/3/2037	500,000	199,550
5.00%, 7/3/2029 (c)	1,000,000	862,500
5.00%, 7/3/2035 (c)	1,400,000	982,758
		2,044,808
GUATEMALA — 0.3%
Guatemala Government Bonds:
6.13%, 6/1/2050	407,000	360,321

See accompanying notes to financial statements.
8

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.60%, 6/13/2036	$425,000	$419,719
		780,040
HUNGARY — 2.2%
Hungary Government International Bonds:
5.25%, 6/16/2029	850,000	835,652
5.50%, 6/16/2034	200,000	190,626
5.50%, 3/26/2036	500,000	467,854
6.13%, 5/22/2028	900,000	915,014
6.25%, 9/22/2032	1,500,000	1,529,100
6.75%, 9/25/2052	1,000,000	1,016,030
7.63%, 3/29/2041	824,000	911,067
MFB Magyar Fejlesztesi Bank Zrt 6.50%, 6/29/2028	450,000	456,816
		6,322,159
INDIA — 0.6%
Export-Import Bank of India:
2.25%, 1/13/2031	900,000	758,417
3.38%, 8/5/2026	300,000	292,809
3.88%, 2/1/2028	800,000	773,049
		1,824,275
INDONESIA — 4.1%
Indonesia Government International Bonds:
2.85%, 2/14/2030	200,000	178,969
3.40%, 9/18/2029	200,000	185,823
3.85%, 10/15/2030	1,000,000	932,287
4.15%, 9/20/2027	200,000	195,394
4.45%, 4/15/2070	300,000	241,008
4.55%, 1/11/2028	500,000	491,940
4.75%, 1/8/2026	800,000	798,011
4.75%, 2/11/2029	100,000	98,519
4.75%, 9/10/2034	200,000	189,884
4.85%, 1/11/2033	700,000	675,658
5.10%, 2/10/2054	400,000	367,950
5.25%, 1/17/2042	650,000	626,171
5.65%, 1/11/2053	900,000	889,565
5.95%, 1/8/2046	1,400,000	1,443,979
6.63%, 2/17/2037	400,000	438,957
7.75%, 1/17/2038	400,000	482,059
Perusahaan Penerbit SBSN Indonesia III:
4.15%, 3/29/2027	700,000	688,105
4.45%, 2/20/2029	200,000	195,412
4.70%, 6/6/2032	1,300,000	1,256,490
5.00%, 5/25/2030	200,000	198,332
5.25%, 11/25/2034	200,000	197,814
5.40%, 11/15/2028	700,000	706,298
5.60%, 11/15/2033	200,000	204,052
		11,682,677
IRAQ — 0.2%
Iraq International Bonds 5.80%, 1/15/2028	459,375	446,972
Security Description	Principal Amount	Value
IVORY COAST — 0.4%
Ivory Coast Government International Bonds:
6.13%, 6/15/2033	$400,000	$356,277
7.63%, 1/30/2033	400,000	391,025
8.25%, 1/30/2037	500,000	485,710
		1,233,012
JAMAICA — 0.6%
Jamaica Government International Bonds:
6.75%, 4/28/2028	300,000	309,290
7.88%, 7/28/2045	600,000	693,000
8.00%, 3/15/2039	579,000	671,668
		1,673,958
JORDAN — 0.7%
Jordan Government International Bonds:
5.75%, 1/31/2027	300,000	288,907
6.13%, 1/29/2026	100,000	98,125
7.38%, 10/10/2047	300,000	265,277
7.50%, 1/13/2029	1,100,000	1,093,471
7.75%, 1/15/2028	200,000	200,117
		1,945,897
KAZAKHSTAN — 0.5%
Kazakhstan Government International Bonds:
4.71%, 4/9/2035	500,000	476,617
4.88%, 10/14/2044	200,000	181,750
6.50%, 7/21/2045	765,000	825,274
		1,483,641
KENYA — 0.7%
Republic of Kenya Government International Bonds:
6.30%, 1/23/2034	600,000	471,678
7.00%, 5/22/2027	200,000	196,500
8.00%, 5/22/2032	600,000	544,233
8.25%, 2/28/2048	250,000	205,595
9.75%, 2/16/2031	450,000	444,375
		1,862,381
KUWAIT — 0.5%
Kuwait International Government Bonds 3.50%, 3/20/2027	1,600,000	1,550,576
LEBANON — 0.1%
Lebanon Government International Bonds:
Series GMTN, 6.65%, 2/26/2030 (e)	600,000	76,800
6.85%, 3/23/2027 (e)	800,000	102,400
Series EMTN, 6.85%, 5/25/2029 (e)	800,000	102,764
7.00%, 3/23/2032 (e)	500,000	64,000
		345,964

See accompanying notes to financial statements.
9

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
MALAYSIA — 0.1%
Malaysia Wakala Sukuk Bhd. 2.07%, 4/28/2031	$300,000	$255,465
MEXICO — 2.8%
Mexico Government International Bonds:
2.66%, 5/24/2031	500,000	405,322
3.25%, 4/16/2030	600,000	522,353
3.75%, 4/19/2071	150,000	82,479
3.77%, 5/24/2061	550,000	313,937
4.28%, 8/14/2041	300,000	221,286
4.40%, 2/12/2052	542,000	365,751
4.60%, 1/23/2046	200,000	144,520
4.75%, 4/27/2032	250,000	226,499
Series MTN, 4.75%, 3/8/2044	1,700,000	1,290,712
5.00%, 4/27/2051	200,000	150,215
5.40%, 2/9/2028	950,000	941,284
Series GMTN, 5.75%, 10/12/2110	150,000	114,985
6.00%, 5/7/2036	400,000	376,297
6.35%, 2/9/2035	1,050,000	1,025,416
6.40%, 5/7/2054	800,000	718,498
Series MTN, 7.50%, 4/8/2033	900,000	972,251
		7,871,805
MOROCCO — 0.5%
Morocco Government International Bonds:
4.00%, 12/15/2050	578,000	391,739
5.95%, 3/8/2028	625,000	629,571
6.50%, 9/8/2033	500,000	515,625
		1,536,935
NIGERIA — 1.6%
Nigeria Government International Bonds:
6.13%, 9/28/2028	700,000	633,594
6.50%, 11/28/2027	350,000	331,806
7.14%, 2/23/2030	400,000	361,581
7.38%, 9/28/2033	650,000	555,122
7.63%, 11/28/2047	925,000	705,309
7.70%, 2/23/2038	500,000	407,091
8.38%, 3/24/2029	500,000	485,563
8.75%, 1/21/2031	800,000	768,962
10.38%, 12/9/2034	300,000	306,041
		4,555,069
OMAN — 2.6%
Oman Government International Bonds:
4.75%, 6/15/2026	750,000	742,236
5.38%, 3/8/2027	600,000	597,270
5.63%, 1/17/2028	300,000	299,574
6.00%, 8/1/2029	1,196,000	1,210,938
6.25%, 1/25/2031	400,000	409,869
6.50%, 3/8/2047	400,000	397,088
Security Description	Principal Amount	Value
6.75%, 10/28/2027	$1,157,000	$1,194,626
6.75%, 1/17/2048	810,000	820,093
7.00%, 1/25/2051	625,000	655,566
7.38%, 10/28/2032	1,070,000	1,177,327
		7,504,587
PAKISTAN — 0.6%
Pakistan Government International Bonds:
6.00%, 4/8/2026	400,000	375,887
6.88%, 12/5/2027	950,000	856,176
7.38%, 4/8/2031	300,000	250,655
Pakistan Water & Power Development Authority 7.50%, 6/4/2031	200,000	154,950
		1,637,668
PANAMA — 2.6%
Panama Government International Bonds:
2.25%, 9/29/2032	450,000	314,727
3.16%, 1/23/2030	515,000	430,099
3.30%, 1/19/2033	550,000	413,848
3.87%, 7/23/2060	550,000	287,782
3.88%, 3/17/2028	400,000	369,039
4.30%, 4/29/2053	485,000	284,246
4.50%, 5/15/2047	760,000	487,628
4.50%, 4/16/2050	546,000	337,762
4.50%, 4/1/2056	1,115,000	661,317
4.50%, 1/19/2063	550,000	322,636
6.70%, 1/26/2036	1,400,000	1,300,579
6.85%, 3/28/2054	625,000	533,272
6.88%, 1/31/2036	1,100,000	1,031,412
7.88%, 3/1/2057	300,000	289,264
8.00%, 3/1/2038	300,000	300,709
		7,364,320
PARAGUAY — 0.3%
Paraguay Government International Bonds:
4.95%, 4/28/2031	350,000	334,802
5.40%, 3/30/2050	750,000	636,373
		971,175
PERU — 2.4%
Peru Government International Bonds:
1.86%, 12/1/2032	100,000	75,756
2.78%, 1/23/2031	1,167,000	995,261
2.78%, 12/1/2060	575,000	303,478
3.00%, 1/15/2034	1,600,000	1,286,051
3.23%, 7/28/2121	200,000	105,235
3.30%, 3/11/2041	450,000	324,651
3.55%, 3/10/2051	350,000	234,119
3.60%, 1/15/2072	700,000	427,101
5.38%, 2/8/2035	800,000	767,185
5.63%, 11/18/2050	905,000	846,673

See accompanying notes to financial statements.
10

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 8/8/2054	$825,000	$784,701
8.75%, 11/21/2033	500,000	594,356
		6,744,567
PHILIPPINES — 3.9%
Philippines Government International Bonds:
1.65%, 6/10/2031	1,086,000	873,062
2.46%, 5/5/2030	1,307,000	1,143,996
2.65%, 12/10/2045	475,000	299,852
2.95%, 5/5/2045	600,000	401,282
3.00%, 2/1/2028	800,000	751,953
3.20%, 7/6/2046	1,400,000	970,018
3.70%, 3/1/2041	1,111,000	882,344
3.75%, 1/14/2029	641,000	609,005
3.95%, 1/20/2040	638,000	529,510
4.75%, 3/5/2035	500,000	473,280
5.00%, 7/17/2033	500,000	487,913
5.50%, 1/17/2048	300,000	290,981
5.60%, 5/14/2049	500,000	489,753
5.61%, 4/13/2033	200,000	203,040
6.38%, 10/23/2034	1,176,000	1,263,833
7.75%, 1/14/2031	400,000	451,047
9.50%, 2/2/2030	550,000	657,169
ROP Sukuk Trust 5.05%, 6/6/2029	450,000	448,375
		11,226,413
POLAND — 2.9%
Bank Gospodarstwa Krajowego:
5.38%, 5/22/2033	600,000	585,696
5.75%, 7/9/2034 (a)	600,000	596,064
6.25%, 10/31/2028	800,000	832,116
6.25%, 7/9/2054 (a)	600,000	588,173
Republic of Poland Government International Bonds:
4.63%, 3/18/2029	400,000	395,106
4.88%, 10/4/2033	400,000	383,973
5.13%, 9/18/2034	850,000	822,429
5.50%, 11/16/2027	800,000	814,691
5.50%, 4/4/2053	1,250,000	1,151,958
5.50%, 3/18/2054	1,275,000	1,172,736
5.75%, 11/16/2032	950,000	968,769
		8,311,711
QATAR — 3.7%
Qatar Government International Bonds:
4.00%, 3/14/2029	2,000,000	1,949,050
4.50%, 4/23/2028	1,000,000	993,750
4.63%, 5/29/2029	1,000,000	998,112
4.63%, 6/2/2046	1,000,000	895,102
4.75%, 5/29/2034 (a)	1,000,000	994,000
4.82%, 3/14/2049	2,500,000	2,261,060
5.10%, 4/23/2048	2,500,000	2,371,875
		10,462,949
Security Description	Principal Amount	Value
ROMANIA — 2.3%
Romania Government International Bonds:
3.00%, 2/14/2031 (a)	500,000	$404,135
3.63%, 3/27/2032	$488,000	397,701
4.00%, 2/14/2051	350,000	220,203
5.13%, 6/15/2048	900,000	682,694
5.25%, 11/25/2027	300,000	293,262
5.75%, 3/24/2035	658,000	587,126
5.88%, 1/30/2029	900,000	876,029
6.00%, 5/25/2034	400,000	372,000
6.38%, 1/30/2034	750,000	717,709
6.63%, 2/17/2028	900,000	913,500
7.13%, 1/17/2033	624,000	632,536
7.63%, 1/17/2053 (a)	600,000	606,426
		6,703,321
SAUDI ARABIA — 4.0%
KSA Sukuk Ltd.:
3.63%, 4/20/2027	200,000	194,720
5.25%, 6/4/2027	200,000	201,574
5.25%, 6/4/2030	500,000	500,625
Saudi Government International Bonds:
2.50%, 2/3/2027	440,000	418,173
2.75%, 2/3/2032	550,000	469,465
3.25%, 10/26/2026 (a)	250,000	242,576
3.25%, 10/22/2030	1,225,000	1,102,973
3.45%, 2/2/2061	300,000	182,178
3.63%, 3/4/2028	1,100,000	1,054,607
3.75%, 1/21/2055	450,000	298,809
4.50%, 4/17/2030	200,000	193,927
4.50%, 10/26/2046	1,314,000	1,060,783
4.50%, 4/22/2060	425,000	324,828
4.63%, 10/4/2047	200,000	163,538
4.75%, 1/18/2028	1,300,000	1,290,960
4.88%, 7/18/2033	425,000	411,838
5.00%, 1/16/2034	850,000	825,782
5.00%, 4/17/2049	400,000	346,564
5.00%, 1/18/2053	800,000	676,584
5.50%, 10/25/2032	825,000	831,651
5.75%, 1/16/2054 (a)	550,000	513,490
		11,305,645
SENEGAL — 0.2%
Senegal Government International Bonds:
6.75%, 3/13/2048	500,000	338,696
7.75%, 6/10/2031	400,000	357,007
		695,703
SERBIA — 0.5%
Serbia International Bonds:
2.13%, 12/1/2030	300,000	243,599
6.00%, 6/12/2034	500,000	491,783
6.25%, 5/26/2028	200,000	203,157

See accompanying notes to financial statements.
11

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 9/26/2033	$350,000	$359,413
		1,297,952
SOUTH AFRICA — 2.2%
Republic of South Africa Government International Bonds:
4.30%, 10/12/2028	1,100,000	1,027,926
4.85%, 9/27/2027	500,000	487,124
4.85%, 9/30/2029	925,000	860,553
5.00%, 10/12/2046	1,350,000	931,463
5.38%, 7/24/2044	700,000	524,812
5.65%, 9/27/2047	300,000	224,203
5.75%, 9/30/2049	850,000	636,715
5.88%, 6/22/2030	350,000	334,627
5.88%, 4/20/2032	200,000	187,650
6.30%, 6/22/2048	350,000	281,637
7.10%, 11/19/2036	450,000	438,619
7.30%, 4/20/2052	500,000	453,555
		6,388,884
SRI LANKA — 0.6%
Sri Lanka Government International Bonds:
3.10%, 1/15/2030 (b) (c)	253,795	208,746
3.35%, 3/15/2033 (b) (c)	497,815	375,253
3.60%, 6/15/2035 (b) (c)	336,140	241,181
3.60%, 5/15/2036 (b) (c)	233,289	176,133
3.60%, 2/15/2038 (b) (c)	466,774	354,188
4.00%, 4/15/2028 (b)	341,628	318,158
		1,673,659
TRINIDAD AND TOBAGO — 0.1%
Trinidad & Tobago Government International Bonds 4.50%, 6/26/2030	350,000	321,338
TURKEY — 5.0%
Hazine Mustesarligi Varlik Kiralama AS:
6.50%, 4/26/2030	300,000	296,644
8.51%, 1/14/2029	1,100,000	1,173,413
9.76%, 11/13/2025	700,000	727,959
Republic of Turkiye 6.50%, 1/3/2035	540,000	504,519
Turkiye Government International Bonds:
4.75%, 1/26/2026	500,000	496,259
4.88%, 4/16/2043	500,000	347,018
5.13%, 2/17/2028	625,000	605,344
5.25%, 3/13/2030	450,000	420,095
5.75%, 5/11/2047	400,000	297,423
5.88%, 6/26/2031	575,000	538,415
5.95%, 1/15/2031	550,000	520,570
6.00%, 3/25/2027	948,000	949,468
6.00%, 1/14/2041	600,000	492,205
6.13%, 10/24/2028	400,000	397,994
6.50%, 9/20/2033	1,300,000	1,231,510
Security Description	Principal Amount	Value
6.63%, 2/17/2045	$1,225,000	$1,027,766
7.13%, 7/17/2032	500,000	495,523
7.63%, 4/26/2029	825,000	855,091
7.63%, 5/15/2034	200,000	202,986
8.00%, 2/14/2034	100,000	105,461
8.60%, 9/24/2027	450,000	479,934
9.38%, 3/14/2029	700,000	771,548
9.38%, 1/19/2033	600,000	674,339
9.88%, 1/15/2028	500,000	552,411
		14,163,895
UKRAINE — 1.0%
Ukraine Government International Bonds:
1.75%, 2/1/2034 (c)	1,600,000	904,000
1.75%, 2/1/2035 (c)	1,000,000	548,952
1.75%, 2/1/2036 (c)	1,700,000	920,550
3.00%, 2/1/2035 (c)	700,000	411,705
		2,785,207
UNITED ARAB EMIRATES — 3.4%
Abu Dhabi Government International Bonds:
2.50%, 9/30/2029	1,000,000	900,966
3.13%, 5/3/2026	500,000	489,325
3.13%, 4/16/2030	700,000	642,621
3.88%, 4/16/2050	1,500,000	1,147,089
4.88%, 4/30/2029	900,000	896,061
5.00%, 4/30/2034	500,000	498,776
5.50%, 4/30/2054	1,000,000	982,865
Emirate of Dubai Government International Bonds Series EMTN, 3.90%, 9/9/2050	400,000	289,976
Finance Department Government of Sharjah:
4.00%, 7/28/2050	300,000	193,418
6.50%, 11/23/2032	700,000	723,155
Sharjah Sukuk Program Ltd.:
2.94%, 6/10/2027	200,000	187,828
Series EMTN, 4.23%, 3/14/2028	800,000	770,163
5.43%, 4/17/2035	300,000	293,496
UAE International Government Bonds:
4.05%, 7/7/2032	1,000,000	944,689
4.95%, 7/7/2052	750,000	687,037
		9,647,465
URUGUAY — 1.8%
Oriental Republic of Uruguay 5.25%, 9/10/2060	124,378	113,284
Uruguay Government International Bonds:
4.38%, 1/23/2031	1,100,000	1,066,077
4.98%, 4/20/2055	1,100,000	973,818
5.10%, 6/18/2050	1,720,000	1,578,387
5.75%, 10/28/2034	600,000	616,329

See accompanying notes to financial statements.
12

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
7.63%, 3/21/2036	$600,000	$699,937
		5,047,832
ZAMBIA — 0.2%
Zambia Government International Bonds:
0.50%, 12/31/2053	500,000	286,250
5.75%, 6/30/2033 (c)	399,705	350,741
		636,991
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $255,780,125)		245,765,485
	Shares
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (f) (g)	625,106	625,106
State Street Navigator Securities Lending Portfolio II (h) (i)	5,817,646	5,817,646
TOTAL SHORT-TERM INVESTMENTS (Cost $6,442,752)		6,442,752
TOTAL INVESTMENTS — 100.3% (Cost $298,692,322)		287,237,900
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(943,489)
NET ASSETS — 100.0%		$286,294,411

(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2024. Maturity date shown is the final maturity.
(d)	Amount is less than 0.05% of net assets.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures (short)	(14)	03/20/2025	$(1,547,766)	$(1,522,511)	$25,255

During the period ended December 31, 2024, the average notional value related to long futures contracts was $1,972,241 and short futures contracts was $1,611,473.
See accompanying notes to financial statements.
13

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$35,029,663	$—	$35,029,663
Foreign Government Obligations	—	245,765,485	—	245,765,485
Short-Term Investments	6,442,752	—	—	6,442,752
TOTAL INVESTMENTS	$6,442,752	$280,795,148	$—	$287,237,900
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$25,255	$—	$—	$25,255
TOTAL OTHER FINANCIAL INSTRUMENTS:	$25,255	$—	$—	$25,255

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	449,082	$449,216	$10,719,422	$11,168,638	$15	$(15)	—	$—	$6,258
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	19,495,727	18,870,621	—	—	625,106	625,106	13,660
State Street Navigator Securities Lending Portfolio II	2,940,500	2,940,500	43,150,370	40,273,224	—	—	5,817,646	5,817,646	9,887
Total		$3,389,716	$73,365,519	$70,312,483	$15	$(15)		$6,442,752	$29,805

See accompanying notes to financial statements.
14

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 72.3%
AUTO MANUFACTURERS — 8.0%
American Honda Finance Corp.:
Series MTN, SOFR + 0.50%, 5.15%, 10/10/2025 (a)	$469,000	$469,127
SOFR + 0.77%, 5.19%, 3/12/2027 (a)	2,450,000	2,454,337
Series GMTN, SOFR + 0.72%, 5.32%, 10/22/2027 (a)	4,000,000	3,997,680
Series GMTN, SOFR + 0.71%, 5.37%, 1/9/2026 (a)	4,621,000	4,629,087
Series GMTN, SOFR + 0.71%, 5.37%, 7/9/2027 (a)	8,100,000	8,100,810
Series GMTN, SOFR + 0.79%, 5.49%, 10/3/2025 (a)	3,224,000	3,230,996
Series GMTN, SOFR + 0.72%, 5.53%, 10/5/2026 (a)	4,000,000	4,004,680
SOFR + 0.92%, 5.56%, 1/12/2026 (a)	5,156,000	5,176,727
BMW U.S. Capital LLC:
SOFR + 0.55%, 4.94%, 4/2/2026 (a) (b)	6,548,000	6,551,732
SOFR + 0.62%, 5.12%, 8/11/2025 (a) (b)	5,339,000	5,347,649
SOFR + 0.84%, 5.23%, 4/1/2025 (a) (b)	4,817,000	4,822,106
SOFR + 0.80%, 5.29%, 8/13/2026 (a) (b)	8,000,000	8,030,000
SOFR + 0.92%, 5.41%, 8/13/2027 (a) (b)	4,000,000	4,012,400
Daimler Truck Finance North America LLC SOFR + 0.96%, 5.36%, 9/25/2027 (a) (b) (c)	3,150,000	3,155,103
Ford Motor Credit Co. LLC SOFR + 1.45%, 5.98%, 11/5/2026 (a)	5,000,000	5,015,350
General Motors Financial Co., Inc.:
SOFR + 1.04%, 5.50%, 2/26/2027 (a)	3,209,000	3,215,322
SOFR + 1.05%, 5.69%, 7/15/2027 (a)	3,958,000	3,962,433
SOFR + 1.35%, 5.86%, 5/8/2027 (a)	4,175,000	4,209,068
SOFR + 1.30%, 5.98%, 4/7/2025 (a)	3,025,000	3,029,235
Hyundai Capital America:
SOFR + 1.03%, 5.43%, 9/24/2027 (a) (b) (c)	5,500,000	5,508,360
Security Description	Principal Amount	Value
SOFR + 1.04%, 5.44%, 3/19/2027 (a) (b)	$5,532,000	$5,544,170
SOFR + 1.04%, 5.44%, 6/24/2027 (a) (b) (c)	9,500,000	9,518,430
SOFR + 1.15%, 5.69%, 8/4/2025 (a) (b)	2,982,000	2,990,260
SOFR + 1.32%, 5.86%, 11/3/2025 (a) (b)	2,600,000	2,611,622
SOFR + 1.50%, 6.18%, 1/8/2027 (a) (b)	2,580,000	2,607,735
Mercedes-Benz Finance North America LLC:
SOFR + 0.57%, 5.13%, 8/1/2025 (a) (b)	3,926,000	3,926,824
SOFR + 0.63%, 5.20%, 7/31/2026 (a) (b) (c)	5,750,000	5,756,440
SOFR + 0.85%, 5.33%, 11/15/2027 (a) (b) (c)	6,500,000	6,508,710
SOFR + 0.93%, 5.33%, 3/30/2025 (a) (b)	4,275,000	4,281,070
SOFR + 0.67%, 5.36%, 1/9/2026 (a) (b)	6,240,000	6,250,234
Nissan Motor Acceptance Co. LLC SOFR + 2.05%, 6.47%, 9/13/2027 (a) (b)	3,500,000	3,539,655
Toyota Motor Credit Corp.:
SOFR + 0.45%, 4.93%, 5/15/2026 (a) (c)	8,185,000	8,187,374
Series MTN, SOFR + 0.65%, 5.05%, 3/19/2027 (a)	5,700,000	5,715,504
Series MTN, SOFR + 0.65%, 5.07%, 9/11/2025 (a)	3,832,000	3,839,128
Series MTN, SOFR + 0.45%, 5.10%, 4/10/2026 (a)	2,000,000	2,000,660
SOFR + 0.77%, 5.28%, 8/7/2026 (a)	7,385,000	7,420,448
Series MTN, SOFR + 0.65%, 5.33%, 1/5/2026 (a) (c)	5,003,000	5,014,757
SOFR + 0.89%, 5.37%, 5/18/2026 (a)	3,762,000	3,785,513
Volkswagen Group of America Finance LLC:
SOFR + 0.83%, 5.23%, 3/20/2026 (a) (b)	6,700,000	6,693,702
SOFR + 0.93%, 5.35%, 9/12/2025 (a) (b)	5,105,000	5,112,504
SOFR + 1.06%, 5.55%, 8/14/2026 (a) (b)	4,300,000	4,308,686
		194,535,628
BANKS — 46.9%
ABN AMRO Bank NV:
SOFR + 1.00%, 5.45%, 12/3/2028 (a) (b) (c)	5,000,000	5,002,150
SOFR + 1.78%, 6.18%, 9/18/2027 (a) (b)	4,915,000	5,001,504

See accompanying notes to financial statements.
15

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Australia & New Zealand Banking Group Ltd.:
SOFR + 0.47%, 4.96%, 12/16/2026 (a) (b)	$7,000,000	$7,005,600
SOFR + 0.56%, 5.04%, 3/18/2026 (a) (b)	13,525,000	13,550,427
SOFR + 0.65%, 5.14%, 9/30/2027 (a) (b)	6,000,000	6,011,580
SOFR + 0.68%, 5.33%, 7/16/2027 (a) (b)	12,423,000	12,471,698
SOFR + 0.64%, 5.34%, 10/3/2025 (a) (b)	6,090,000	6,103,520
SOFR + 0.85%, 5.34%, 12/16/2029 (a) (b)	9,250,000	9,294,492
SOFR + 0.81%, 5.44%, 1/18/2027 (a) (b)	8,050,000	8,095,643
SOFR + 0.75%, 5.45%, 7/3/2025 (a) (b) (c)	4,070,000	4,079,117
Banco Santander SA:
SOFR + 1.12%, 5.78%, 7/15/2028 (a) (c)	8,300,000	8,329,631
SOFR + 1.38%, 5.80%, 3/14/2028 (a)	3,525,000	3,549,534
Bank of America Corp.:
3 mo. USD Term SOFR + 1.02%, 5.38%, 9/15/2026 (a)	1,037,000	1,039,821
SOFR + 0.97%, 5.55%, 7/22/2027 (a)	4,755,000	4,775,351
Series MTN, 3 mo. USD Term SOFR + 1.03%, 5.59%, 2/5/2026 (a) (c)	6,858,000	6,863,418
Series MTN, SOFR + 1.05%, 5.59%, 2/4/2028 (a)	10,767,000	10,832,679
Series MTN, SOFR + 1.33%, 5.72%, 4/2/2026 (a) (c)	5,755,000	5,770,178
SOFR + 1.35%, 5.75%, 9/15/2027 (a) (c)	8,941,000	9,044,090
Bank of America NA:
SOFR + 0.78%, 5.26%, 8/18/2025 (a)	3,945,000	3,953,482
SOFR + 1.02%, 5.50%, 8/18/2026 (a)	6,925,000	6,980,261
Bank of Montreal:
Series MTN, SOFR + 0.62%, 5.03%, 9/15/2026 (a)	4,118,000	4,119,441
Series MTN, SOFR + 0.47%, 5.12%, 1/10/2025 (a)	2,740,000	2,740,000
SOFR + 0.76%, 5.20%, 6/4/2027 (a)	6,225,000	6,243,862
SOFR + 0.88%, 5.31%, 9/10/2027 (a) (c)	7,000,000	7,026,740
SOFR + 0.95%, 5.35%, 9/25/2025 (a)	1,298,000	1,303,426
Series MTN, SOFR + 1.06%, 5.49%, 6/7/2025 (a)	4,013,000	4,023,915
Security Description	Principal Amount	Value
SOFR + 1.16%, 5.58%, 12/11/2026 (a)	$3,250,000	$3,282,663
SOFR + 1.33%, 5.77%, 6/5/2026 (a)	3,297,000	3,332,805
Bank of New York Mellon Series MTN, SOFR + 0.45%, 4.87%, 3/13/2026 (a)	6,637,000	6,638,659
Bank of New York Mellon Corp.:
SOFR + 0.62%, 5.20%, 4/25/2025 (a)	3,556,000	3,557,067
SOFR + 0.83%, 5.44%, 7/21/2028 (a)	2,500,000	2,509,750
Bank of New Zealand SOFR + 0.81%, 5.40%, 1/27/2027 (a) (b)	3,625,000	3,627,574
Bank of Nova Scotia:
SOFR + 0.55%, 5.00%, 3/2/2026 (a)	1,727,000	1,727,017
SOFR + 0.61%, 5.02%, 9/15/2026 (a)	2,979,000	2,974,680
Series GMTN, SOFR + 0.78%, 5.22%, 6/4/2027 (a) (c)	3,500,000	3,505,705
SOFR + 1.00%, 5.43%, 9/8/2028 (a)	8,500,000	8,541,395
SOFR + 1.09%, 5.51%, 6/12/2025 (a)	4,263,000	4,275,618
Series MTN, SOFR + 0.90%, 5.55%, 4/11/2025 (a)	4,224,000	4,229,956
Series GMTN, SOFR + 1.08%, 5.62%, 8/1/2029 (a) (c)	5,100,000	5,116,116
Banque Federative du Credit Mutuel SA:
SOFR + 0.41%, 4.95%, 2/4/2025 (a) (b)	7,300,000	7,300,219
SOFR + 1.07%, 5.55%, 2/16/2028 (a) (b)	5,269,000	5,284,227
SOFR + 1.13%, 5.72%, 1/23/2027 (a) (b)	2,150,000	2,164,599
SOFR + 1.40%, 6.05%, 7/13/2026 (a) (b)	4,035,000	4,078,860
Barclays PLC:
SOFR + 1.49%, 5.91%, 3/12/2028 (a) (c)	6,395,000	6,464,322
SOFR + 1.88%, 6.30%, 9/13/2027 (a)	2,600,000	2,642,588
BPCE SA:
SOFR + 0.57%, 5.21%, 1/14/2025 (a) (b)	3,578,000	3,577,499
SOFR + 0.96%, 5.36%, 9/25/2025 (a) (b)	728,000	730,453
SOFR + 1.98%, 6.59%, 10/19/2027 (a) (b)	7,390,000	7,531,149

See accompanying notes to financial statements.
16

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Canadian Imperial Bank of Commerce:
SOFR + 0.94%, 5.34%, 6/28/2027 (a)	$3,740,000	$3,760,832
SOFR + 0.93%, 5.35%, 9/11/2027 (a) (c)	4,800,000	4,817,760
SOFR + 1.22%, 5.61%, 10/2/2026 (a)	3,769,000	3,806,916
SOFR + 0.94%, 5.62%, 4/7/2025 (a)	8,308,000	8,322,124
Citibank NA:
SOFR + 0.59%, 5.14%, 4/30/2026 (a)	9,675,000	9,682,643
SOFR + 0.71%, 5.19%, 11/19/2027 (a) (c)	8,130,000	8,138,699
SOFR + 0.81%, 5.20%, 9/29/2025 (a)	6,725,000	6,746,587
SOFR + 0.71%, 5.22%, 8/6/2026 (a)	12,100,000	12,133,638
SOFR + 1.06%, 5.50%, 12/4/2026 (a) (c)	6,150,000	6,204,550
Citigroup, Inc.:
SOFR + 0.77%, 5.20%, 6/9/2027 (a)	5,724,000	5,729,037
SOFR + 0.69%, 5.27%, 1/25/2026 (a)	6,494,000	6,496,727
SOFR + 1.28%, 5.75%, 2/24/2028 (a) (c)	6,533,000	6,601,792
SOFR + 1.53%, 5.93%, 3/17/2026 (a) (c)	5,585,000	5,597,008
3 mo. USD Term SOFR + 1.51%, 6.11%, 7/1/2026 (a) (c)	1,785,000	1,794,264
Commonwealth Bank of Australia:
SOFR + 0.46%, 4.97%, 11/27/2026 (a) (b)	8,250,000	8,252,145
SOFR + 0.52%, 5.01%, 6/15/2026 (a) (b)	5,761,000	5,767,971
SOFR + 0.40%, 5.08%, 7/7/2025 (a) (b)	16,448,000	16,450,467
SOFR + 0.63%, 5.12%, 9/12/2025 (a) (b) (c)	5,151,000	5,159,654
SOFR + 0.74%, 5.23%, 3/14/2025 (a) (b)	11,507,000	11,516,091
SOFR + 0.75%, 5.24%, 3/13/2026 (a) (b)	5,051,000	5,065,698
SOFR + 0.63%, 5.29%, 1/10/2025 (a) (b)	250,000	250,018
SOFR + 0.97%, 5.46%, 3/14/2027 (a) (b)	2,840,000	2,862,124
Cooperatieve Rabobank UA:
SOFR + 0.62%, 5.07%, 8/28/2026 (a)	9,000,000	9,020,430
SOFR + 0.71%, 5.15%, 3/5/2027 (a)	7,575,000	7,599,922
Security Description	Principal Amount	Value
SOFR + 0.71%, 5.37%, 1/9/2026 (a)	$6,850,000	$6,873,016
SOFR + 0.89%, 5.51%, 10/17/2029 (a) (c)	2,500,000	2,502,275
Credit Agricole SA:
SOFR + 0.87%, 5.29%, 3/11/2027 (a) (b)	5,000,000	5,016,550
SOFR + 1.21%, 5.63%, 9/11/2028 (a) (b) (c)	6,000,000	6,041,100
SOFR + 1.29%, 5.97%, 7/5/2026 (a) (b)	5,100,000	5,150,490
DBS Group Holdings Ltd. SOFR + 0.61%, 5.11%, 9/12/2025 (a) (b)	7,390,000	7,400,937
Deutsche Bank AG SOFR + 1.22%, 5.70%, 11/16/2027 (a)	3,550,000	3,554,189
Goldman Sachs Bank USA:
SOFR + 0.77%, 5.17%, 3/18/2027 (a)	8,390,000	8,402,585
SOFR + 0.75%, 5.22%, 5/21/2027 (a)	10,700,000	10,719,153
Goldman Sachs Group, Inc.:
SOFR + 0.79%, 5.22%, 12/9/2026 (a)	3,490,000	3,494,712
SOFR + 0.81%, 5.24%, 3/9/2027 (a)	4,896,000	4,900,260
SOFR + 0.82%, 5.25%, 9/10/2027 (a)	3,115,000	3,118,302
SOFR + 0.92%, 5.53%, 10/21/2027 (a)	4,164,000	4,175,659
SOFR + 1.07%, 5.56%, 8/10/2026 (a) (c)	5,869,000	5,886,666
SOFR + 1.12%, 5.59%, 2/24/2028 (a)	900,000	906,102
3 mo. USD Term SOFR + 1.43%, 5.96%, 5/15/2026 (a)	15,602,000	15,657,387
SOFR + 1.85%, 6.26%, 3/15/2028 (a)	5,741,000	5,872,124
Series GMTN, 3 mo. USD Term SOFR + 2.01%, 6.63%, 10/28/2027 (a)	6,608,000	6,755,623
HSBC Holdings PLC:
SOFR + 1.04%, 5.53%, 11/19/2028 (a)	5,800,000	5,819,952
SOFR + 1.43%, 5.87%, 3/10/2026 (a)	7,175,000	7,185,834
3 mo. USD Term SOFR + 1.64%, 6.03%, 9/12/2026 (a)	1,300,000	1,310,270
SOFR + 1.57%, 6.08%, 8/14/2027 (a)	9,650,000	9,774,678
HSBC USA, Inc. SOFR + 0.96%, 5.40%, 3/4/2027 (a)	6,600,000	6,629,106

See accompanying notes to financial statements.
17

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
ING Groep NV:
SOFR + 1.01%, 5.41%, 4/1/2027 (a)	$3,068,000	$3,077,664
SOFR + 1.56%, 5.98%, 9/11/2027 (a)	6,800,000	6,883,164
SOFR + 1.64%, 6.04%, 3/28/2026 (a)	5,100,000	5,114,637
JPMorgan Chase & Co.:
SOFR + 0.77%, 5.16%, 9/22/2027 (a) (c)	4,295,000	4,304,750
SOFR + 0.92%, 5.39%, 2/24/2026 (a) (c)	7,630,000	7,636,257
SOFR + 0.86%, 5.47%, 10/22/2028 (a)	5,071,000	5,088,343
SOFR + 0.89%, 5.49%, 4/22/2027 (a) (c)	2,190,000	2,198,672
SOFR + 0.92%, 5.53%, 4/22/2028 (a)	8,983,000	9,033,934
SOFR + 0.93%, 5.54%, 7/22/2028 (a) (c)	8,150,000	8,187,490
SOFR + 1.18%, 5.65%, 2/24/2028 (a)	12,136,000	12,249,957
SOFR + 1.20%, 5.79%, 1/23/2028 (a)	6,942,000	7,009,199
SOFR + 1.32%, 5.89%, 4/26/2026 (a) (c)	6,145,000	6,161,223
JPMorgan Chase Bank NA SOFR + 1.00%, 5.43%, 12/8/2026 (a)	9,905,000	10,010,092
Lloyds Banking Group PLC:
SOFR + 1.06%, 5.53%, 11/26/2028 (a)	8,500,000	8,512,325
SOFR + 1.56%, 6.10%, 8/7/2027 (a) (c)	5,275,000	5,333,974
SOFR + 1.58%, 6.29%, 1/5/2028 (a)	2,750,000	2,787,620
Macquarie Bank Ltd.:
SOFR + 0.92%, 5.40%, 7/2/2027 (a) (b)	8,360,000	8,409,993
SOFR + 1.20%, 5.70%, 12/7/2026 (a) (b)	3,475,000	3,511,314
SOFR + 1.24%, 5.73%, 6/15/2026 (a) (b)	3,289,000	3,317,055
SOFR + 1.31%, 5.78%, 3/21/2025 (a) (b) (c)	4,924,000	4,934,587
Macquarie Group Ltd. SOFR + 0.92%, 5.40%, 9/23/2027 (a) (b)	4,897,000	4,914,874
Mitsubishi UFJ Financial Group, Inc.:
SOFR + 0.94%, 5.47%, 2/20/2026 (a) (c)	7,013,000	7,017,909
SOFR + 1.44%, 6.10%, 4/17/2026 (a)	2,800,000	2,806,944
Mizuho Financial Group, Inc. SOFR + 0.96%, 5.49%, 5/22/2026 (a)	7,281,000	7,298,183
Security Description	Principal Amount	Value
Morgan Stanley:
Series MTN, SOFR + 0.95%, 5.43%, 2/18/2026 (a) (c)	$8,743,000	$8,750,519
Series MTN, SOFR + 1.02%, 5.64%, 4/13/2028 (a) (c)	9,939,000	9,994,360
Morgan Stanley Bank NA:
SOFR + 0.69%, 5.31%, 10/15/2027 (a)	10,250,000	10,253,382
SOFR + 0.87%, 5.33%, 5/26/2028 (a) (c)	7,900,000	7,925,438
SOFR + 0.78%, 5.41%, 7/16/2025 (a) (c)	6,858,000	6,871,785
SOFR + 0.94%, 5.58%, 7/14/2028 (a) (c)	10,000,000	10,047,000
SOFR + 1.08%, 5.72%, 1/14/2028 (a)	7,000,000	7,046,130
SOFR + 1.17%, 5.73%, 10/30/2026 (a)	3,700,000	3,740,293
National Australia Bank Ltd.:
SOFR + 0.62%, 5.11%, 6/11/2027 (a) (b)	9,800,000	9,808,526
SOFR + 0.60%, 5.12%, 10/26/2027 (a) (b)	8,500,000	8,504,420
SOFR + 0.55%, 5.14%, 1/29/2026 (a) (b)	3,550,000	3,551,740
SOFR + 0.65%, 5.15%, 12/10/2025 (a) (b)	3,890,000	3,901,281
SOFR + 0.76%, 5.30%, 5/13/2025 (a) (b)	6,595,000	6,606,541
SOFR + 0.65%, 5.31%, 1/12/2027 (a) (b) (c)	5,330,000	5,337,728
National Bank of Canada SOFR + 1.03%, 5.42%, 7/2/2027 (a)	3,500,000	3,513,160
NatWest Group PLC:
SOFR + 1.25%, 5.71%, 3/1/2028 (a)	3,070,000	3,088,297
SOFR + 1.30%, 5.80%, 11/15/2028 (a) (c)	8,500,000	8,592,905
NatWest Markets PLC:
SOFR + 0.76%, 5.16%, 9/29/2026 (a) (b)	2,685,000	2,687,819
SOFR + 0.90%, 5.38%, 5/17/2027 (a) (b)	4,725,000	4,742,388
SOFR + 1.14%, 5.62%, 5/17/2029 (a) (b)	2,601,000	2,611,976
SOFR + 1.45%, 5.85%, 3/22/2025 (a) (b)	4,226,000	4,237,410
NongHyup Bank SOFR + 0.80%, 5.45%, 7/22/2027 (a)	3,500,000	3,508,890
Nordea Bank Abp:
SOFR + 0.74%, 5.14%, 3/19/2027 (a) (b) (c)	4,826,000	4,840,092
SOFR + 0.96%, 5.40%, 6/6/2025 (a) (b)	2,805,000	2,813,275

See accompanying notes to financial statements.
18

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.02%, 5.45%, 9/10/2029 (a) (b)	$3,000,000	$3,009,120
PNC Bank NA SOFR + 0.50%, 4.87%, 1/15/2027 (a) (c)	5,500,000	5,503,960
Royal Bank of Canada:
Series GMTN, SOFR + 0.44%, 5.05%, 1/21/2025 (a)	2,762,000	2,762,276
Series GMTN, SOFR + 0.59%, 5.13%, 11/2/2026 (a)	3,390,000	3,390,983
Series GMTN, SOFR + 0.53%, 5.14%, 1/20/2026 (a)	3,541,000	3,543,974
Series GMTN, SOFR + 0.57%, 5.14%, 4/27/2026 (a)	3,058,000	3,059,804
Series GMTN, SOFR + 0.71%, 5.32%, 1/21/2027 (a)	3,531,000	3,538,380
Series GMTN, SOFR + 0.72%, 5.33%, 10/18/2027 (a)	7,600,000	7,606,308
Series GMTN, SOFR + 0.79%, 5.38%, 7/23/2027 (a)	4,500,000	4,510,305
Series GMTN, SOFR + 0.86%, 5.47%, 10/18/2028 (a)	6,000,000	6,015,600
SOFR + 0.84%, 5.48%, 4/14/2025 (a)	4,668,000	4,672,995
Series GMTN, SOFR + 0.95%, 5.56%, 1/19/2027 (a)	5,450,000	5,487,441
Series GMTN, SOFR + 1.08%, 5.69%, 7/20/2026 (a)	4,415,000	4,449,305
Series GMTN, SOFR + 1.08%, 5.73%, 1/12/2026 (a)	2,792,000	2,810,511
Shinhan Bank Co. Ltd. 3 mo. USD Term SOFR + 1.96%, 6.60%, 4/24/2025 (a)	300,000	301,224
Skandinaviska Enskilda Banken AB:
SOFR + 0.89%, 5.33%, 3/5/2027 (a) (b)	3,870,000	3,884,706
SOFR + 0.96%, 5.39%, 6/9/2025 (a) (b)	4,330,000	4,341,778
Societe Generale SA:
SOFR + 1.10%, 5.58%, 2/19/2027 (a) (b)	5,000,000	4,999,600
SOFR + 1.05%, 5.66%, 1/21/2026 (a) (b)	6,798,000	6,800,515
SOFR + 1.66%, 6.27%, 1/19/2028 (a) (b)	3,550,000	3,582,731
Security Description	Principal Amount	Value
Standard Chartered Bank Series MTN, SOFR + 0.65%, 5.32%, 10/8/2026 (a)	$3,000,000	$3,000,900
Standard Chartered PLC:
SOFR + 1.17%, 5.66%, 5/14/2028 (a) (b)	4,750,000	4,777,455
SOFR + 1.74%, 6.14%, 3/30/2026 (a) (b)	5,822,000	5,838,127
SOFR + 2.03%, 6.54%, 2/8/2028 (a) (b)	3,300,000	3,373,458
SOFR + 1.93%, 6.61%, 7/6/2027 (a) (b)	5,175,000	5,262,302
Sumitomo Mitsui Financial Group, Inc.:
SOFR + 0.88%, 5.55%, 1/14/2027 (a)	4,683,000	4,718,825
SOFR + 1.17%, 5.86%, 7/9/2029 (a)	7,000,000	7,068,110
SOFR + 1.30%, 5.97%, 7/13/2026 (a)	3,650,000	3,692,231
SOFR + 1.43%, 6.10%, 1/13/2026 (a)	2,500,000	2,527,475
Sumitomo Mitsui Trust Bank Ltd.:
SOFR + 0.98%, 5.48%, 9/10/2027 (a) (b)	7,500,000	7,566,225
SOFR + 1.12%, 5.62%, 3/9/2026 (a) (b) (c)	5,175,000	5,211,639
SOFR + 1.15%, 5.64%, 9/14/2026 (a) (b)	4,850,000	4,897,045
Svenska Handelsbanken AB:
SOFR + 0.66%, 5.11%, 5/28/2027 (a) (b)	3,250,000	3,259,783
SOFR + 0.91%, 5.35%, 6/10/2025 (a) (b)	4,760,000	4,772,233
SOFR + 1.25%, 5.66%, 6/15/2026 (a) (b)	5,741,000	5,808,285
Swedbank AB:
SOFR + 1.03%, 5.50%, 11/20/2029 (a) (b) (c)	4,000,000	4,005,040
SOFR + 0.91%, 5.60%, 4/4/2025 (a) (b)	4,304,000	4,309,036
SOFR + 1.38%, 5.79%, 6/15/2026 (a) (b)	3,874,000	3,922,231
Toronto-Dominion Bank:
SOFR + 0.59%, 5.02%, 9/10/2026 (a)	3,072,000	3,070,894
SOFR + 0.62%, 5.03%, 12/17/2026 (a)	3,000,000	3,002,160
Series GMTN, SOFR + 0.48%, 5.13%, 10/10/2025 (a) (c)	4,750,000	4,751,900
Series GMTN, SOFR + 0.73%, 5.41%, 4/5/2027 (a)	4,758,000	4,759,665
SOFR + 1.03%, 5.44%, 12/17/2029 (a)	8,750,000	8,769,075

See accompanying notes to financial statements.
19

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.02%, 5.46%, 6/6/2025 (a)	$4,093,000	$4,102,127
Series MTN, SOFR + 1.08%, 5.70%, 7/17/2026 (a)	3,683,000	3,711,212
U.S. Bank NA SOFR + 0.69%, 5.30%, 10/22/2027 (a) (c)	5,150,000	5,151,700
UBS AG:
SOFR + 0.93%, 5.35%, 9/11/2025 (a)	5,538,000	5,559,377
Series FRN, SOFR + 1.26%, 5.73%, 2/21/2025 (a)	3,102,000	3,107,149
UBS Group AG SOFR + 1.58%, 6.08%, 5/12/2026 (a) (b)	5,800,000	5,822,040
United Overseas Bank Ltd. SOFR + 0.70%, 5.40%, 4/7/2025 (a) (b)	4,315,000	4,317,891
Wells Fargo & Co.:
Series MTN, SOFR + 1.07%, 5.68%, 4/22/2028 (a)	10,592,000	10,672,076
Series MTN, SOFR + 1.32%, 5.90%, 4/25/2026 (a) (c)	7,711,000	7,732,668
Wells Fargo Bank NA:
SOFR + 0.80%, 5.34%, 8/1/2025 (a)	2,685,000	2,690,665
SOFR + 0.71%, 5.35%, 1/15/2026 (a)	5,350,000	5,367,173
SOFR + 1.07%, 5.49%, 12/11/2026 (a)	5,270,000	5,322,384
SOFR + 1.06%, 5.57%, 8/7/2026 (a)	4,625,000	4,664,868
Westpac Banking Corp.:
Series GMTN, SOFR + 0.46%, 4.99%, 10/20/2026 (a)	11,750,000	11,751,057
SOFR + 0.52%, 5.03%, 6/3/2026 (a)	2,932,000	2,935,460
SOFR + 0.42%, 5.06%, 4/16/2026 (a)	8,500,000	8,500,680
SOFR + 0.72%, 5.25%, 11/17/2025 (a) (c)	5,144,000	5,157,837
SOFR + 0.81%, 5.46%, 4/16/2029 (a) (c)	6,700,000	6,720,770
SOFR + 1.00%, 5.52%, 8/26/2025 (a) (c)	6,029,000	6,050,403
		1,145,977,210
BEVERAGES — 0.4%
Keurig Dr. Pepper, Inc. SOFR + 0.88%, 5.29%, 3/15/2027 (a)	3,894,000	3,925,191
Pepsico Singapore Financing I Pte. Ltd. SOFR + 0.56%, 5.09%, 2/16/2027 (a)	3,000,000	3,009,090
Security Description	Principal Amount	Value
PepsiCo, Inc. SOFR + 0.40%, 4.89%, 2/13/2026 (a)	$3,714,000	$3,720,239
		10,654,520
DIVERSIFIED FINANCIAL SERVICES — 1.9%
American Express Co.:
SOFR + 0.65%, 5.19%, 11/4/2026 (a) (c)	3,591,000	3,591,323
SOFR + 0.76%, 5.25%, 2/13/2026 (a)	2,688,000	2,694,612
SOFR + 0.75%, 5.34%, 4/23/2027 (a)	4,255,000	4,259,766
SOFR + 0.93%, 5.37%, 3/4/2025 (a)	3,997,000	3,998,959
SOFR + 1.00%, 5.48%, 2/16/2028 (a)	3,528,000	3,545,146
SOFR + 0.93%, 5.50%, 7/26/2028 (a) (c)	7,000,000	7,033,250
SOFR + 0.97%, 5.54%, 7/28/2027 (a)	3,754,000	3,763,573
SOFR + 1.35%, 5.90%, 10/30/2026 (a)	2,535,000	2,552,491
Charles Schwab Corp.:
SOFR + 0.52%, 5.01%, 5/13/2026 (a)	5,776,000	5,770,917
SOFR + 1.05%, 5.50%, 3/3/2027 (a)	4,721,000	4,760,751
Nomura Holdings, Inc. SOFR + 1.25%, 5.73%, 7/2/2027 (a)	5,250,000	5,292,105
		47,262,893
ELECTRIC — 0.9%
Consolidated Edison Co. of New York, Inc. SOFR + 0.52%, 5.00%, 11/18/2027 (a)	3,142,000	3,149,132
National Rural Utilities Cooperative Finance Corp.:
SOFR + 0.82%, 5.23%, 9/16/2027 (a) (c)	3,000,000	3,016,260
Series GMTN, SOFR + 0.80%, 5.33%, 2/5/2027 (a)	3,372,000	3,395,840
NextEra Energy Capital Holdings, Inc. SOFR + 0.76%, 5.32%, 1/29/2026 (a) (c)	6,979,000	7,000,914
Pinnacle West Capital Corp. SOFR + 0.82%, 5.25%, 6/10/2026 (a)	4,226,000	4,242,989
		20,805,135
HEALTH CARE SERVICES — 0.7%
Roche Holdings, Inc.:
SOFR + 0.56%, 4.99%, 3/10/2025 (a) (b)	7,968,000	7,971,825

See accompanying notes to financial statements.
20

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.74%, 5.23%, 11/13/2026 (a) (b)	$2,425,000	$2,442,872
UnitedHealth Group, Inc. SOFR + 0.50%, 5.14%, 7/15/2026 (a)	5,436,000	5,450,731
		15,865,428
INSURANCE — 5.3%
Athene Global Funding:
SOFR + 0.85%, 5.36%, 5/8/2026 (a) (b)	2,585,000	2,584,897
SOFR + 0.72%, 5.39%, 1/7/2025 (a) (b)	3,720,000	3,720,000
SOFR + 1.03%, 5.49%, 8/27/2026 (a) (b)	4,000,000	4,006,960
SOFR + 1.21%, 5.61%, 3/25/2027 (a) (b)	3,750,000	3,758,062
Corebridge Global Funding SOFR + 1.30%, 5.70%, 9/25/2026 (a) (b)	2,659,000	2,685,138
GA Global Funding Trust SOFR + 1.36%, 6.01%, 4/11/2025 (a) (b)	2,930,000	2,936,300
Marsh & McLennan Cos., Inc. SOFR + 0.70%, 5.21%, 11/8/2027 (a)	3,750,000	3,764,512
MassMutual Global Funding II:
SOFR + 0.87%, 5.27%, 3/21/2025 (a) (b)	1,050,000	1,051,586
SOFR + 0.77%, 5.33%, 1/29/2027 (a) (b)	3,949,000	3,964,046
SOFR + 0.74%, 5.40%, 4/9/2027 (a) (b)	5,594,000	5,605,747
SOFR + 0.98%, 5.63%, 7/10/2026 (a) (b)	4,832,000	4,870,849
Metropolitan Life Global Funding I:
SOFR + 0.70%, 5.12%, 6/11/2027 (a) (b)	5,070,000	5,079,126
SOFR + 0.91%, 5.31%, 3/21/2025 (a) (b)	4,899,000	4,905,957
New York Life Global Funding:
SOFR + 0.48%, 4.91%, 6/9/2026 (a) (b)	6,004,000	6,011,565
SOFR + 0.33%, 4.97%, 1/14/2025 (a) (b)	5,170,000	5,170,258
SOFR + 0.67%, 5.06%, 4/2/2027 (a) (b) (c)	7,350,000	7,364,847
SOFR + 0.70%, 5.12%, 6/13/2025 (a) (b)	1,135,000	1,137,168
SOFR + 0.65%, 5.19%, 5/2/2025 (a) (b)	3,512,000	3,516,355
SOFR + 0.58%, 5.21%, 1/16/2026 (a) (b)	5,405,000	5,418,999
SOFR + 0.61%, 5.22%, 4/21/2025 (a) (b)	3,230,000	3,233,327
SOFR + 0.93%, 5.32%, 4/2/2026 (a) (b)	7,150,000	7,198,906
Security Description	Principal Amount	Value
Northwestern Mutual Global Funding SOFR + 0.70%, 5.12%, 6/13/2025 (a) (b)	$4,741,000	$4,747,590
Pacific Life Global Funding II:
SOFR + 0.40%, 4.97%, 1/27/2025 (a) (b)	2,880,000	2,881,008
SOFR + 0.58%, 4.98%, 12/20/2027 (a) (b)	3,000,000	2,998,650
SOFR + 0.62%, 5.06%, 6/4/2026 (a) (b)	3,831,000	3,837,781
SOFR + 0.80%, 5.20%, 3/30/2025 (a) (b)	3,412,000	3,416,504
SOFR + 0.86%, 5.27%, 6/16/2025 (a) (b)	3,865,000	3,874,237
SOFR + 0.85%, 5.38%, 2/5/2027 (a) (b) (c)	7,000,000	7,044,310
SOFR + 1.05%, 5.62%, 7/28/2026 (a) (b)	3,342,000	3,371,978
Principal Life Global Funding II SOFR + 0.90%, 5.35%, 8/28/2025 (a) (b)	1,975,000	1,981,103
Protective Life Global Funding:
SOFR + 0.70%, 5.35%, 4/10/2026 (a) (b)	1,850,000	1,853,922
SOFR + 0.98%, 5.38%, 3/28/2025 (a) (b)	5,265,000	5,273,529
		129,265,217
MACHINERY, CONSTRUCTION & MINING — 1.2%
Caterpillar Financial Services Corp.:
Series MTN, SOFR + 0.46%, 4.92%, 2/27/2026 (a) (c)	5,528,000	5,529,659
Series MTN, SOFR + 0.52%, 4.94%, 6/13/2025 (a)	4,442,000	4,445,420
Series MTN, SOFR + 0.46%, 4.96%, 8/11/2025 (a)	3,456,000	3,459,387
Series MTN, SOFR + 0.52%, 5.01%, 5/14/2027 (a)	3,459,000	3,460,245
SOFR + 0.56%, 5.04%, 11/15/2027 (a) (c)	5,250,000	5,250,630
SOFR + 0.69%, 5.32%, 10/16/2026 (a)	6,494,000	6,527,509
		28,672,850
MACHINERY-DIVERSIFIED — 1.6%
John Deere Capital Corp.:
Series MTN, SOFR + 0.44%, 4.89%, 3/6/2026 (a)	6,294,000	6,287,517
Series MTN, SOFR + 0.56%, 5.00%, 3/7/2025 (a)	1,656,000	1,656,778
Series MTN, SOFR + 0.57%, 5.03%, 3/3/2026 (a)	4,257,000	4,269,899
Series MTN, SOFR + 0.60%, 5.04%, 6/11/2027 (a) (c)	8,202,000	8,230,461
Series MTN, SOFR + 0.48%, 5.10%, 10/22/2025 (a)	2,210,000	2,213,006

See accompanying notes to financial statements.
21

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 0.50%, 5.22%, 7/3/2025 (a)	$5,423,000	$5,429,562
Series MTN, SOFR + 0.60%, 5.23%, 4/19/2027 (a)	3,718,000	3,728,150
Series MTN, SOFR + 0.79%, 5.23%, 6/8/2026 (a)	3,174,000	3,192,155
SOFR + 0.68%, 5.34%, 7/15/2027 (a)	3,000,000	3,010,860
		38,018,388
MINING — 0.2%
Glencore Funding LLC SOFR + 1.06%, 5.75%, 4/4/2027 (a) (b)	3,931,000	3,942,714
MISCELLANEOUS MANUFACTURER — 0.4%
General Electric Co. Series MTN, 3 mo. USD Term SOFR + 0.64%, 5.20%, 5/5/2026 (a)	9,925,000	9,930,062
MULTI-NATIONAL — 4.0%
European Bank for Reconstruction & Development:
SOFR + 0.30%, 4.78%, 2/16/2029 (a) (c)	17,364,000	17,340,038
Series GMTN, SOFR + 0.33%, 4.81%, 2/20/2028 (a)	20,340,000	20,360,340
Inter-American Development Bank SOFR + 0.30%, 4.80%, 2/15/2029 (a)	23,000,000	22,979,990
International Bank for Reconstruction & Development:
SOFR + 0.28%, 4.75%, 2/23/2027 (a)	22,500,000	22,522,275
SOFR + 0.29%, 4.77%, 11/22/2028 (a)	15,000,000	14,978,700
		98,181,343
PHARMACEUTICALS — 0.2%
Bristol-Myers Squibb Co. SOFR + 0.49%, 4.96%, 2/20/2026 (a) (c)	5,367,000	5,376,446
REAL ESTATE INVESTMENT TRUSTS — 0.5%
Public Storage Operating Co.:
SOFR + 0.60%, 5.18%, 7/25/2025 (a)	4,238,000	4,241,094
SOFR + 0.70%, 5.33%, 4/16/2027 (a)	7,816,000	7,842,418
		12,083,512
SAVINGS & LOANS — 0.1%
Nationwide Building Society SOFR + 1.29%, 5.77%, 2/16/2028 (a) (b)	3,481,000	3,505,402
Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 0.0% (d)
Verizon Communications, Inc. 3 mo. USD Term SOFR + 1.36%, 5.89%, 5/15/2025 (a)	$498,000	$499,130
TOTAL CORPORATE BONDS & NOTES (Cost $1,759,396,468)		1,764,575,878
FOREIGN GOVERNMENT OBLIGATIONS — 26.3%
AUSTRALIA — 0.2%
National Australia Bank Ltd. SOFR + 0.86%, 5.36%, 6/9/2025 (a) (b)	5,367,000	5,378,485
CANADA — 2.5%
CDP Financial, Inc. SOFR + 0.40%, 4.89%, 5/19/2025 (a) (b)	14,500,000	14,510,845
CPPIB Capital, Inc.:
SOFR + 1.25%, 5.69%, 03/11/2026 (a) (b)	17,800,000	18,000,520
SOFR + 1.25%, 5.97%, 04/04/2025 (a) (b)	9,150,000	9,176,023
Export Development Canada SOFR + 0.33%, 4.89%, 8/1/2028 (a)	11,000,000	11,008,658
PSP Capital, Inc. SOFR + 0.24%, 4.70%, 3/3/2025 (a) (b)	9,628,000	9,629,496
		62,325,542
NETHERLANDS — 0.7%
BNG Bank NV SOFR + 1.00%, 5.55%, 8/5/2026 (a) (b)	5,000,000	5,054,039
Cooperatieve Rabobank UA:
SOFR + 0.90%, 5.58%, 10/05/2026 (a) (c)	3,750,000	3,773,775
Series MTN, SOFR + 0.70%, 5.31%, 07/18/2025 (a) (c)	7,925,000	7,941,960
		16,769,774
NEW ZEALAND — 0.2%
ANZ New Zealand International Ltd. SOFR + 0.60%, 5.13%, 2/18/2025 (a) (b) (c)	5,155,000	5,157,011
NORWAY — 1.0%
Kommunalbanken AS:
SOFR + 0.40%, 4.86%, 03/03/2028 (a) (b)	5,000,000	5,006,881
SOFR + 1.00%, 5.42%, 06/17/2026 (a) (b)	20,550,000	20,758,662
		25,765,543

See accompanying notes to financial statements.
22

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOUTH KOREA — 1.0%
Export-Import Bank of Korea SOFR + 0.82%, 5.32%, 9/11/2029 (a)	$5,000,000	$5,045,692
Industrial Bank of Korea SOFR + 0.62%, 5.10%, 9/30/2027 (a) (b)	3,000,000	3,004,397
Korea Development Bank SOFR + 0.70%, 5.34%, 10/23/2026 (a)	4,050,000	4,066,275
Korea National Oil Corp.:
SOFR + 0.83%, 5.55%, 04/03/2027 (a)	9,000,000	9,029,728
SOFR + 0.90%, 5.38%, 09/30/2027 (a)	1,772,000	1,781,321
SOFR + 1.08%, 5.63%, 11/14/2026 (a)	1,000,000	1,007,332
		23,934,745
SUPRANATIONAL — 19.9%
Asian Development Bank:
Series GMTN, SOFR + 0.30%, 4.71%, 06/20/2028 (a) (c)	12,000,000	11,996,280
Series GMTN, SOFR + 1.00%, 5.42%, 06/16/2026 (a)	15,310,000	15,481,472
Series GMTN, SOFR + 1.00%, 5.47%, 08/27/2026 (a)	14,050,000	14,225,906
Series GMTN, SOFR + 1.00%, 5.71%, 04/06/2027 (a)	14,750,000	14,986,295
Asian Infrastructure Investment Bank:
SOFR + 0.22%, 4.88%, 04/15/2026 (a) (b) (c)	4,500,000	4,499,145
SOFR + 0.62%, 5.11%, 08/16/2027 (a) (b)	8,250,000	8,319,878
European Bank for Reconstruction & Development Series GMTN, SOFR + 0.19%, 4.83%, 4/14/2026 (a) (c)	28,730,000	28,720,519
European Investment Bank:
SOFR + 0.32%, 4.83%, 08/14/2029 (a) (c)	15,025,000	15,030,409
SOFR + 1.00%, 5.47%, 05/21/2028 (a) (b)	10,850,000	11,093,366
SOFR + 1.00%, 5.61%, 01/21/2026 (a) (b)	10,400,000	10,485,904
Inter-American Development Bank:
SOFR + 0.17%, 4.59%, 09/16/2026 (a)	19,994,000	19,969,607
SOFR + 0.28%, 4.94%, 04/12/2027 (a)	16,650,000	16,659,157
Security Description	Principal Amount	Value
SOFR + 0.35%, 5.06%, 10/05/2028 (a)	$13,000,000	$13,013,650
SOFR + 0.35%, 5.07%, 10/04/2027 (a)	15,850,000	15,877,737
Series GMTN, SOFR + 0.20%, 4.72%, 02/10/2026 (a)	19,745,000	19,736,707
Series GMTN, SOFR + 0.25%, 4.80%, 02/04/2025 (a)	6,233,000	6,233,623
Series GMTN, SOFR + 0.27%, 4.68%, 03/20/2028 (a)	16,753,000	16,728,876
Series GMTN, SOFR + 0.37%, 4.93%, 08/01/2029 (a)	20,000,000	20,002,400
International Bank for Reconstruction & Development:
SOFR + 0.18%, 4.60%, 06/15/2026 (a)	10,860,000	10,852,615
SOFR + 0.27%, 4.69%, 06/15/2027 (a)	20,275,000	20,281,691
SOFR + 0.30%, 4.80%, 05/15/2028 (a)	23,374,000	23,371,896
SOFR + 0.30%, 4.91%, 01/24/2029 (a)	7,500,000	7,490,175
SOFR + 0.31%, 4.71%, 09/23/2026 (a)	26,450,000	26,491,791
SOFR + 0.31%, 4.73%, 09/18/2025 (a)	20,700,000	20,725,047
SOFR + 0.37%, 5.03%, 01/12/2027 (a)	30,535,000	30,623,551
SOFR + 0.43%, 4.92%, 08/19/2027 (a)	35,816,000	35,969,651
Series GMTN, SOFR + 0.28%, 4.77%, 11/18/2027 (a)	2,500,000	2,499,425
International Finance Corp.:
SOFR + 0.28%, 4.70%, 03/16/2026 (a)	12,294,000	12,309,122
SOFR + 0.31%, 4.78%, 08/28/2028 (a) (c)	11,300,000	11,305,085
Nordic Investment Bank:
SOFR + 0.29%, 5.01%, 10/04/2027 (a) (b) (c)	6,000,000	6,004,560
SOFR + 1.00%, 5.52%, 05/12/2026 (a) (c)	13,650,000	13,792,643
		484,778,183
SWEDEN — 0.8%
Svensk Exportkredit AB:
Series GMTN, SOFR + 1.00%, 5.55%, 08/03/2026 (a)	13,640,000	13,783,441

See accompanying notes to financial statements.
23

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, SOFR + 1.00%, 5.55%, 05/05/2027 (a)	$6,000,000	$6,086,584
		19,870,025
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $643,665,077)		643,979,308
	Shares
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (e) (f)	15,381,534	15,381,534
State Street Navigator Securities Lending Portfolio II (g) (h)	73,933,487	73,933,487
TOTAL SHORT-TERM INVESTMENTS (Cost $89,315,021)		89,315,021
TOTAL INVESTMENTS — 102.3% (Cost $2,492,376,566)		2,497,870,207
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(56,543,814)
NET ASSETS — 100.0%		$2,441,326,393

(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 31.2% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2024.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2024.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
FRN	Floating Rate Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,764,575,878	$—	$1,764,575,878
Foreign Government Obligations	—	643,979,308	—	643,979,308
Short-Term Investments	89,315,021	—	—	89,315,021
TOTAL INVESTMENTS	$89,315,021	$2,408,555,186	$—	$2,497,870,207

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	28,231,117	$28,239,586	$131,212,142	$159,451,729	$1,165	$(1,164)	—	$—	$196,231
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	166,343,711	150,962,177	—	—	15,381,534	15,381,534	313,738
State Street Navigator Securities Lending Portfolio II	17,109,020	17,109,020	191,359,343	134,534,876	—	—	73,933,487	73,933,487	34,662
Total		$45,348,606	$488,915,196	$444,948,782	$1,165	$(1,164)		$89,315,021	$544,631
See accompanying notes to financial statements.
24

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.2%
ALABAMA — 2.3%
Alabama Special Care Facilities Financing Authority-Birmingham Revenue, AL Series 2015-1, 5.75%, 6/1/2045	$1,635,000	$1,529,194
Black Belt Energy Gas District Revenue, AL:
Series A, VRN, 4.00%, 12/1/2052 (a)	5,000,000	4,952,391
Series A, 5.25%, 5/1/2055 (a)	1,110,000	1,183,033
County of Jefferson Sewer Revenue, AL:
5.00%, 10/1/2038	3,710,000	4,034,267
5.00%, 10/1/2039	3,285,000	3,565,323
5.25%, 10/1/2040	3,620,000	3,984,649
5.25%, 10/1/2049	5,000,000	5,356,674
Health Care Authority of the City of Huntsville Revenue, AL Series B1, 4.00%, 6/1/2039	500,000	497,181
Homewood Educational Building Authority Revenue, AL:
Series A, 5.50%, 10/1/2049	3,000,000	3,160,171
Series A, 5.50%, 10/1/2054	1,450,000	1,517,733
Series C, 5.50%, 10/1/2049	1,000,000	1,053,390
Series C, 5.50%, 10/1/2054	1,375,000	1,439,230
Hoover Industrial Development Board Revenue, AL:
AMT, 5.75%, 10/1/2049	2,440,000	2,541,614
AMT, VRN, 6.38%, 11/1/2050 (a)	785,000	886,815
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, AL:
Series A, 3.00%, 2/1/2029	105,000	100,798
Series A, 3.00%, 2/1/2030	200,000	190,392
Jefferson County Board of Education, Special Tax Revenue, AL 4.00%, 2/1/2042	525,000	506,707
Lower Alabama Gas District Revenue, AL Series A, 5.00%, 9/1/2029	1,715,000	1,799,201
Mobile County Industrial Development Authority Revenue, AL:
Series 2024B, AMT, 4.75%, 12/1/2054	1,250,000	1,208,622
Series A, AMT, 5.00%, 6/1/2054	2,700,000	2,738,021
Southeast Alabama Gas Supply District Revenue, AL 5.00%, 6/1/2049 (a)	3,000,000	3,190,212
Security Description	Principal Amount	Value
Southeast Energy Authority A Cooperative District Revenue, AL:
Series A, 5.00%, 11/1/2035	$5,000,000	$5,182,954
Series A, VRN, 5.25%, 1/1/2054 (a)	2,000,000	2,106,012
Spring Hill College Educational Building Authority of Mobile Revenue, AL 5.88%, 4/15/2045	1,600,000	1,184,647
Tuscaloosa County Industrial Development Authority Revenue, AL Series A, 5.25%, 5/1/2044 (b)	10,665,000	10,792,720
		64,701,951
ALASKA — 0.1%
Borough of Matanuska-Susitna Revenue, AK 5.25%, 9/1/2027	120,000	121,474
Northern Tobacco Securitization Corp. Revenue, AK:
Series B2, Class 2, Zero Coupon, 6/1/2066	800,000	97,397
Series A, Class 1, 4.00%, 6/1/2050	1,200,000	1,055,062
State of Alaska International Airports System Revenue, AK Series B, 5.00%, 10/1/2035	545,000	549,956
		1,823,889
AMERICAN SAMOA — 0.0% (c)
American Samoa Economic Development Authority Revenue, AS Series A, 6.63%, 9/1/2035	1,000,000	1,014,240
ARIZONA — 2.3%
Arizona Industrial Development Authority Revenue, AZ:
Series 2019-2, Class A, 3.63%, 5/20/2033	904,573	856,855
Series A, 4.00%, 7/15/2030 (b)	110,000	109,562
Series A, 4.00%, 7/1/2032	1,000,000	965,631
Series A, 4.00%, 12/15/2041 (b)	105,000	93,754
Series A, 4.00%, 12/15/2051 (b)	165,000	134,203
Series B, 4.00%, 7/1/2061	2,610,000	2,202,593
Series A, 4.50%, 1/1/2049	655,000	550,200
Series A, 4.75%, 7/1/2029 (b)	125,000	126,109
5.00%, 6/1/2031 (b)	310,000	312,908
5.00%, 7/1/2039 (b)	365,000	367,628
5.00%, 7/1/2049 (b)	1,000,000	975,177
5.00%, 7/1/2054 (b)	500,000	460,307
Series A, 5.00%, 7/1/2049 (b)	500,000	475,608
Series A, 5.00%, 7/15/2049	500,000	480,333

See accompanying notes to financial statements.
25

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2051 (b)	$2,000,000	$1,819,927
Series A, 5.00%, 7/1/2054 (b)	500,000	468,557
Series B, 5.00%, 3/1/2037 (b)	75,000	75,143
Series B, 5.00%, 3/1/2042 (b)	70,000	68,108
Series B, 5.00%, 1/1/2049 (d)	860,000	653,600
Series D, 5.00%, 7/1/2051 (b)	185,000	182,066
Series G, 5.00%, 7/1/2047 (b)	100,000	99,681
Series B, 5.35%, 10/1/2028 (a) (b) (e)	2,230,000	2,078,388
Series A, 6.38%, 6/1/2039 (b) (d)	1,000,000	700,000
Chandler Industrial Development Authority Revenue, AZ:
AMT, 4.10%, 12/1/2037 (a)	5,000,000	4,993,273
Series 2022-2, AMT, 5.00%, 9/1/2052 (a)	2,000,000	2,039,066
Glendale Industrial Development Authority Revenue, AZ:
5.00%, 11/15/2045	1,070,000	898,930
Series A, 5.00%, 5/15/2056	500,000	462,246
5.25%, 11/15/2046	1,010,000	880,837
Industrial Development Authority of the City of Phoenix Arizona Revenue, AZ:
4.00%, 10/1/2041	30,000	29,048
Series A, 4.00%, 12/1/2051 (b)	5,000,000	3,620,868
5.00%, 7/1/2045 (b)	4,285,000	4,285,444
Series A, 5.00%, 7/1/2041 (b)	5,685,000	5,697,686
Industrial Development Authority of the County of Pima Revenue, AZ:
Series 2022, 4.00%, 6/15/2041 (b)	2,500,000	2,208,957
Series A, 4.00%, 4/1/2046	650,000	603,312
5.00%, 6/15/2034 (b)	100,000	100,181
5.25%, 7/1/2036 (d)	315,000	220,500
6.75%, 2/1/2050 (b)	310,000	318,267
Maricopa County Industrial Development Authority Revenue, AZ:
AMT, 4.00%, 10/15/2047 (b)	2,080,000	1,809,738
Series A, 6.00%, 7/1/2052 (b)	1,000,000	1,023,358
Series A, 6.25%, 7/1/2053 (b)	1,900,000	1,857,314
Series A, 6.50%, 7/1/2054 (b)	2,500,000	2,582,703
Maricopa County Pollution Control Corp. Revenue, AZ:
Series 2000-B, 2.40%, 6/1/2035	500,000	410,119
Series A, 3.60%, 2/1/2040	600,000	535,783
Salt Verde Financial Corp. Revenue, AZ:
5.00%, 12/1/2032	4,000,000	4,253,013
5.25%, 12/1/2027	265,000	275,629
5.25%, 12/1/2028	105,000	110,381
Security Description	Principal Amount	Value
Sierra Vista Industrial Development Authority Revenue, AZ:
5.00%, 6/15/2054 (b)	$1,000,000	$969,991
5.00%, 6/15/2064 (b)	4,950,000	4,705,250
5.75%, 6/15/2053 (b)	1,000,000	1,031,533
Tempe Industrial Development Authority Revenue, AZ:
Series A, 4.00%, 12/1/2038	1,260,000	1,158,523
Series A, 4.00%, 12/1/2046	1,005,000	847,406
Series B, 4.00%, 12/1/2056	2,135,000	1,685,724
Series A, 6.13%, 10/1/2052 (b)	500,000	315,851
		64,187,269
ARKANSAS — 1.2%
Arkansas Development Finance Authority Revenue, AR:
AMT, 4.50%, 9/1/2049 (b)	11,830,000	11,406,286
AMT, 4.75%, 9/1/2049 (b)	4,660,000	4,529,665
AMT, 5.45%, 9/1/2052	6,270,000	6,464,070
AMT, 5.70%, 5/1/2053	2,910,000	3,045,232
Series A, AMT, 6.88%, 7/1/2048 (b)	7,500,000	8,218,649
Series B, AMT, 7.38%, 7/1/2048 (b)	1,250,000	1,385,250
County of Baxter Revenue, AR Series A, 3.00%, 9/1/2028	100,000	94,199
		35,143,351
CALIFORNIA — 12.6%
Alameda Corridor Transportation Authority Revenue, CA Series A, Assured Guaranty Municipal Corp., Zero Coupon, 10/1/2051 (e) (f)	1,930,000	1,088,655
Antelope Valley Healthcare District Revenue, CA:
Series A, 5.00%, 3/1/2026	325,000	325,152
Series A, 5.00%, 3/1/2041	665,000	627,356
Brentwood Infrastructure Financing Authority, Special Assessment, CA Series B, 4.00%, 9/2/2030	145,000	144,747
California Community Choice Financing Authority Revenue, CA:
Series A-1, 5.00%, 5/1/2054 (a)	3,000,000	3,193,553
Series B-1, 5.00%, 7/1/2053 (a)	1,340,000	1,402,507
Series C, 5.25%, 1/1/2054 (a)	2,000,000	2,124,575
Series D, 5.50%, 5/1/2054 (a)	5,000,000	5,288,730
California Community Housing Agency Revenue, CA:
Series A-1, 3.00%, 8/1/2056 (b)	2,415,000	1,724,283

See accompanying notes to financial statements.
26

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 3.00%, 2/1/2057 (b)	$3,500,000	$2,162,155
Series A, 4.00%, 2/1/2056 (b)	2,820,000	1,772,014
Series A-1, 4.00%, 2/1/2056 (b)	9,500,000	7,958,307
Series A-2, 4.00%, 8/1/2047 (b)	1,270,000	988,419
Series A-2, 4.00%, 2/1/2050 (b)	2,000,000	1,527,180
Series A-2, 4.00%, 8/1/2051 (b)	2,000,000	958,531
Series A, 5.00%, 8/1/2049 (b)	2,500,000	2,310,973
Series A, 5.00%, 2/1/2050 (b)	5,000,000	3,767,687
Series A, 5.00%, 8/1/2050 (b)	965,000	907,947
California County Tobacco Securitization Agency Revenue, CA:
Series A, Zero Coupon, 6/1/2046	10,000,000	2,616,580
Series B-2, Zero Coupon, 6/1/2055	1,230,000	226,261
Series C, Zero Coupon, 6/1/2057	5,000,000	796,112
Series A, 4.00%, 6/1/2049	1,000,000	921,332
Series B-1, 5.00%, 6/1/2049	610,000	614,574
California Health Facilities Financing Authority Revenue, CA:
Series A, 4.00%, 3/1/2039	340,000	335,465
Series A, 4.00%, 4/1/2045	3,935,000	3,806,161
Series A, 4.00%, 8/15/2049	475,000	415,107
Series A, 5.00%, 12/1/2039	6,800,000	7,257,752
Series A, 5.00%, 8/15/2047	1,000,000	1,009,352
California Housing Finance Agency Revenue, CA:
Series 2, Class A, 4.00%, 3/20/2033	7,856,687	7,847,339
Series 1, Class A, 4.38%, 9/20/2036	2,603,006	2,661,810
California Municipal Finance Authority Revenue, CA:
Build America Mutual Assurance Corp., 3.00%, 5/15/2051 (f)	1,250,000	967,859
Series A-P3, AMT, Assured Guaranty Municipal Corp., 3.25%, 12/31/2032 (f)	625,000	582,937
Series A-P3, Assured Guaranty Municipal Corp., 3.50%, 12/31/2035 (f)	3,810,000	3,499,637
AMT, 4.00%, 7/15/2029	6,000,000	5,909,152
Build America Mutual Assurance Corp., 4.00%, 5/15/2041 (f)	355,000	354,221
Build America Mutual Assurance Corp., 4.00%, 5/15/2046 (f)	1,000,000	980,819
Security Description	Principal Amount	Value
Series A-P3, AMT, 4.00%, 12/31/2047	$2,000,000	$1,832,425
5.00%, 5/15/2049	1,000,000	1,022,758
5.00%, 5/15/2052	500,000	510,230
Series A, 5.00%, 7/1/2034	280,000	286,694
Series A, 5.00%, 10/1/2039 (b)	150,000	150,102
Series A, 5.00%, 7/1/2047	185,000	186,880
Series A, 5.00%, 7/1/2049 (b)	1,250,000	1,230,907
Series A-P3, AMT, 5.00%, 6/30/2027	205,000	210,167
Series A-P3, AMT, 5.00%, 6/30/2028	100,000	103,466
Series A-P3, AMT, 5.00%, 12/31/2031	2,300,000	2,374,424
Series A-P3, AMT, 5.00%, 12/31/2043	500,000	504,569
Series A-P3, AMT, 5.00%, 12/31/2047	600,000	603,168
Series B, AMT, 5.00%, 6/1/2048	600,000	602,480
5.25%, 1/1/2045	1,000,000	797,546
Series A, 5.25%, 11/1/2041	1,000,000	1,005,124
Series A, 5.90%, 6/15/2044 (b)	460,000	494,747
Series A, 6.20%, 6/15/2054 (b)	600,000	645,663
California Municipal Finance Authority, Special Tax Revenue, CA:
5.00%, 9/1/2044	750,000	787,127
5.00%, 9/1/2049	1,250,000	1,297,131
5.00%, 9/1/2052	2,000,000	2,071,191
5.00%, 9/1/2054	1,375,000	1,418,393
California Pollution Control Financing Authority Revenue, CA:
Series A3, AMT, 4.30%, 7/1/2040	665,000	665,618
AMT, 5.00%, 11/21/2045 (b)	500,000	497,561
California Public Finance Authority Revenue, CA:
5.00%, 10/15/2037	500,000	506,656
Series A, 5.00%, 11/15/2046 (b)	900,000	847,681
Series A, 5.00%, 11/15/2051 (b)	600,000	551,184
Series A, 5.00%, 11/15/2056 (b)	415,000	374,300
Series A, 6.38%, 6/1/2059 (b)	2,000,000	1,905,678
Series A, 6.50%, 6/1/2054 (b)	6,930,000	6,771,511
California School Finance Authority Revenue, CA:
Series A, 4.00%, 6/1/2061 (b)	2,000,000	1,582,381
5.00%, 6/1/2054 (b)	250,000	235,684
Series A, 5.00%, 8/1/2032 (b)	675,000	702,438
Series A, 5.00%, 7/1/2042 (b)	2,215,000	2,237,245

See accompanying notes to financial statements.
27

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2047 (b)	$250,000	$250,522
Series A, 5.00%, 6/1/2050 (b)	605,000	455,261
Series A, 5.00%, 6/1/2054 (b)	1,900,000	1,851,922
Series A, 5.00%, 6/1/2058 (b)	3,355,000	3,148,215
Series A, 5.00%, 7/1/2058 (b)	1,000,000	977,737
Series A, 5.00%, 6/1/2059 (b)	3,895,000	2,797,664
Series A, 5.75%, 6/1/2053 (b)	2,000,000	2,012,658
Series A, 6.25%, 6/1/2042 (b)	1,120,000	1,184,764
Series A, 6.38%, 6/1/2052 (b)	1,250,000	1,310,706
California Statewide Communities Development Authority Revenue, CA:
Series A, 1.75%, 9/1/2029	800,000	714,216
Build America Mutual Assurance Corp., 3.00%, 5/15/2054 (f)	3,500,000	2,621,341
Series A, 3.00%, 8/15/2036	205,000	184,535
Series A, 3.00%, 4/1/2037	835,000	741,166
Series A, 3.50%, 11/1/2027 (b)	2,070,000	2,024,680
Series A, 4.00%, 4/1/2042	130,000	123,036
4.25%, 1/1/2043	480,000	481,693
5.00%, 5/15/2033	240,000	244,565
Series A, 5.00%, 12/1/2025 (b)	2,700,000	2,718,301
Series A, 5.00%, 12/1/2028 (b)	100,000	101,706
Series A, 5.00%, 6/1/2036 (b)	2,210,000	2,225,537
Series A, 5.00%, 11/1/2041 (b)	1,000,000	1,002,899
Series A, 5.00%, 12/1/2041 (b)	5,000,000	5,043,938
Series A, 5.00%, 12/1/2046 (b)	1,000,000	1,006,465
Series A, 5.00%, 3/1/2048	2,800,000	2,834,159
Series A, 5.00%, 5/15/2050	1,565,000	1,581,239
5.25%, 7/1/2039 (b)	2,000,000	2,037,148
Series A, 5.25%, 12/1/2034	1,940,000	1,941,012
Series A, 5.25%, 8/15/2037	605,000	625,959
Series A, 5.25%, 12/1/2038 (b)	1,475,000	1,529,785
Series A, 5.25%, 12/1/2043 (b)	875,000	899,596
Series A, 5.25%, 12/1/2044	8,045,000	8,045,876
Series A, 5.25%, 12/1/2048 (b)	705,000	719,602
Series A, 5.25%, 12/1/2056 (b)	1,500,000	1,506,971
Series A, 5.50%, 7/1/2039 (d)	4,285	4,028
Series A, 5.50%, 12/1/2054	2,500,000	2,500,398
Series A, 5.75%, 7/1/2030 (d)	3,665	3,445
Series A, 5.75%, 7/1/2035 (d)	388	365
California Statewide Communities Development Authority, Special Assessment, CA:
Series C, 4.00%, 9/2/2050	990,000	888,506
Series A, 5.00%, 9/2/2039	945,000	980,238
Security Description	Principal Amount	Value
California Statewide Communities Development Authority, Special Tax Revenue, CA 5.50%, 9/1/2052	$1,335,000	$1,376,461
California Statewide Financing Authority Revenue, CA Zero Coupon, 6/1/2055 (b)	15,750,000	807,466
Capistrano Unified School District Community Facilities District, Special Tax Revenue, CA National Public Finance Guarantee Corp., Zero Coupon, 9/1/2032 (f)	400,000	296,745
City & County of San Francisco Community Facilities District No., Special Tax Revenue, CA Series 2021, 4.00%, 9/1/2046	1,710,000	1,557,299
City & County of San Francisco Special Tax District No., Special Tax Revenue, CA Series A, 5.75%, 9/1/2050 (b)	850,000	920,541
City of Dublin, Special Tax Revenue, CA:
4.00%, 9/1/2045	990,000	928,349
4.00%, 9/1/2051	335,000	302,496
City of Fontana, Special Tax Revenue, CA 5.00%, 9/1/2044	1,000,000	1,057,587
City of Irvine, Special Tax Revenue, CA 4.00%, 9/1/2049	1,000,000	907,408
City of Oroville Revenue, CA 5.25%, 4/1/2049	1,000,000	793,903
City of Roseville, Special Tax Revenue, CA:
5.00%, 9/1/2031	955,000	970,788
5.00%, 9/1/2044	255,000	255,117
5.00%, 9/1/2047 (b)	1,000,000	1,013,265
Series 2024, 5.00%, 9/1/2049	1,125,000	1,168,312
City of Sacramento Transient Occupancy Tax Revenue, CA Series A, 5.00%, 6/1/2035	670,000	711,247
CMFA Special Finance Agency I Revenue, CA Series A-2, 4.00%, 4/1/2056 (b)	5,130,000	3,882,024
CMFA Special Finance Agency Revenue, CA Series A-1, 4.00%, 8/1/2056 (b)	2,000,000	1,726,591
CMFA Special Finance Agency VII Revenue, CA:
Series A1, 3.00%, 8/1/2056 (b)	3,500,000	2,393,047
Series A-2, 4.00%, 8/1/2047 (b)	720,000	601,742

See accompanying notes to financial statements.
28

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CMFA Special Finance Agency VIII Revenue, CA Series A-1, 3.00%, 8/1/2056 (b)	$4,500,000	$3,089,168
CMFA Special Finance Agency XII Revenue, CA Series A-1, 3.25%, 2/1/2057 (b)	3,500,000	2,539,401
Compton Public Finance Authority Revenue, CA 4.50%, 9/1/2032 (b)	1,000,000	1,000,031
County of Sacramento, Special Tax Revenue, CA:
5.00%, 9/1/2040	990,000	1,001,587
5.00%, 9/1/2042	1,000,000	1,044,584
5.00%, 9/1/2045	100,000	100,908
CSCDA Community Improvement Authority Revenue, CA:
Zero Coupon, 9/1/2062 (b) (e)	1,645,000	1,056,279
Series A-1, 2.80%, 3/1/2047 (b)	965,000	704,471
Series A, 3.00%, 9/1/2056 (b)	1,375,000	946,764
Series A-1, 3.00%, 6/1/2047 (b)	8,000,000	5,473,003
Series A-2, 3.00%, 12/1/2056 (b)	1,900,000	1,311,000
Series A-2, 3.00%, 3/1/2057 (b)	2,245,000	1,516,812
Series A1, 3.10%, 7/1/2045 (b)	5,000,000	4,200,159
Series A-2, 3.13%, 7/1/2056 (b)	5,000,000	3,348,823
Series A-2, 3.13%, 8/1/2056 (b)	1,500,000	1,095,645
Series A2, 3.25%, 5/1/2057 (b)	5,000,000	3,381,687
Series A-2, 3.25%, 7/1/2056 (b)	500,000	331,935
Series A-1, 3.50%, 10/1/2046 (b)	4,655,000	3,788,884
Series A, 4.00%, 8/1/2056 (b)	2,940,000	2,570,638
Series A, 4.00%, 10/1/2056 (b)	6,470,000	5,518,343
Series A-2, 4.00%, 7/1/2056 (b)	6,870,000	5,320,445
Series A-2, 4.00%, 9/1/2056 (b)	2,000,000	1,520,652
Series A-2, 4.00%, 10/1/2056 (b)	1,500,000	1,138,335
Series B, 4.00%, 12/1/2059 (b)	1,535,000	979,750
Series A-2, 4.30%, 7/1/2059 (b)	5,000,000	4,050,749
Series A, 5.00%, 1/1/2054 (b)	2,470,000	2,129,451
Elk Grove Finance Authority, Special Tax Revenue, CA 5.00%, 9/1/2046	800,000	807,462
Security Description	Principal Amount	Value
Foothill-Eastern Transportation Corridor Agency Revenue, CA Series B-1, 3.95%, 1/15/2053	$3,130,000	$2,945,493
Golden State Tobacco Securitization Corp. Revenue, CA:
Series B-2, Zero Coupon, 6/1/2066	91,200,000	9,646,662
Series A-1, 5.00%, 6/1/2051	390,000	405,455
Inland Empire Tobacco Securitization Corp. Revenue, CA:
Zero Coupon, 6/1/2057	34,000,000	2,592,466
Zero Coupon, 6/1/2057 (b)	15,000,000	905,813
Series C-1, Zero Coupon, 6/1/2036	3,500,000	1,582,261
Series C-2, Zero Coupon, 6/1/2047	9,410,000	1,806,668
Lake Elsinore Public Financing Authority, Special Tax Revenue, CA 5.00%, 9/1/2035	920,000	924,809
Long Beach Bond Finance Authority Revenue, CA:
Series A, 5.00%, 11/15/2029	100,000	104,956
Series A, 5.50%, 11/15/2030	270,000	292,699
Long Beach Bond Finance Authority, Special Obligation, CA Series C, American Municipal Bond Assurance Corp., 5.50%, 8/1/2031 (f)	345,000	379,965
Manteca Unified School District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2054	4,255,000	4,395,994
M-S-R Energy Authority Revenue, CA:
Series C, 6.13%, 11/1/2029	220,000	233,425
Series A, 6.50%, 11/1/2039	775,000	965,302
Series B, 6.50%, 11/1/2039	2,000,000	2,491,102
Series B, 7.00%, 11/1/2034	2,825,000	3,460,423
Norman Y Mineta San Jose International Airport SJC Revenue, CA Series A, AMT, 5.00%, 3/1/2032	500,000	535,351
Oakland Unified School District/Alameda County, General Obligation, CA Series A, 5.00%, 8/1/2033	65,000	65,809
Orange County Community Facilities District, Special Tax Revenue, CA:
Series A, 5.00%, 8/15/2042	500,000	512,606
Series A, 5.00%, 8/15/2046	550,000	555,260
Series A, 5.50%, 8/15/2048	1,550,000	1,662,422
Series A, 5.50%, 8/15/2053	2,000,000	2,134,945

See accompanying notes to financial statements.
29

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Pajaro Valley Health Care District, General Obligation, CA:
Series A, 5.00%, 9/1/2046	$1,635,000	$1,718,350
Series A, 5.00%, 9/1/2054	2,040,000	2,106,165
Palomar Health Revenue, CA:
5.00%, 11/1/2036	500,000	454,561
5.00%, 11/1/2042	2,000,000	1,747,954
Peralta Community College District, General Obligation, CA Series A, 4.00%, 8/1/2031	975,000	975,249
Rancho Mirage Community Facilities District, Special Tax Revenue, CA:
Series A, 5.00%, 9/1/2044	1,000,000	1,039,899
Series A, 5.00%, 9/1/2049	500,000	516,477
River Islands Public Financing Authority, Special Tax Revenue, CA:
4.00%, 9/1/2051	4,080,000	3,593,170
5.00%, 9/1/2048	1,260,000	1,282,563
Series B-2, 5.00%, 9/1/2052	1,245,000	1,256,286
Series B-2, 5.25%, 9/1/2047	1,330,000	1,376,198
Riverside County Transportation Commission Revenue, CA Series B1, 3.00%, 6/1/2049	6,210,000	4,835,605
San Diego County Regional Airport Authority Revenue, CA Series A, 4.00%, 7/1/2046	1,100,000	1,084,592
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA:
Series 2020-A, AMT, 4.00%, 5/1/2039	2,485,000	2,439,569
Series A, AMT, 5.00%, 1/1/2025	555,000	555,000
Series A, AMT, 5.00%, 5/1/2035	560,000	597,033
Series A, AMT, 5.00%, 5/1/2036	770,000	818,581
Series E, AMT, 5.00%, 5/1/2045	600,000	612,969
San Joaquin Hills Transportation Corridor Agency Revenue, CA:
Series A, 4.00%, 1/15/2044	5,518,000	5,434,112
Series B, 5.25%, 1/15/2044	11,000,000	11,005,513
Silicon Valley Tobacco Securitization Authority Revenue, CA:
Series A, Zero Coupon, 6/1/2036	7,000,000	3,740,147
Series C, Zero Coupon, 6/1/2056	5,250,000	533,959
Security Description	Principal Amount	Value
Southern California Public Power Authority Revenue, CA Series A, 5.00%, 11/1/2033	$790,000	$834,145
Sulphur Springs Union School District, Special Tax Revenue, CA:
5.00%, 9/1/2043	75,000	76,619
Series A, 5.00%, 9/1/2044	1,900,000	2,018,701
Series A, 5.00%, 9/1/2054	1,850,000	1,939,303
Tejon Ranch Public Facilities Finance Authority, Special Tax Revenue, CA Series 2024-A, 5.00%, 9/1/2054	3,165,000	3,264,882
Temecula Public Financing Authority, Special Tax Revenue, CA 6.25%, 9/1/2047 (b)	100,000	104,151
Tobacco Securitization Authority of Southern California Revenue, CA:
Zero Coupon, 6/1/2046	5,950,000	1,241,441
Series A, Class 1, 5.00%, 6/1/2035	500,000	530,997
Series B-1, Class 2, 5.00%, 6/1/2048	2,045,000	2,064,683
Tracy Community Facilities District, Special Tax Revenue, CA 5.00%, 9/1/2038	2,315,000	2,379,419
Tustin Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2037	105,000	105,615
Washington Township Health Care District Revenue, CA:
Series A, 5.75%, 7/1/2048	480,000	518,995
Series A, 5.75%, 7/1/2053	245,000	263,145
		356,713,512
COLORADO — 3.4%
Aerotropolis Regional Transportation Authority Revenue, CO:
4.38%, 12/1/2052	2,000,000	1,693,006
5.00%, 12/1/2051	1,930,000	1,814,997
5.75%, 12/1/2054 (b)	1,000,000	1,002,662
Berthoud-Heritage Metropolitan District No. 1 Revenue, CO 5.63%, 12/1/2048	1,500,000	1,501,416
Broadway Park North Metropolitan District No. 2, General Obligation, CO:
5.00%, 12/1/2040 (b)	500,000	485,437
5.00%, 12/1/2049 (b)	1,300,000	1,238,019

See accompanying notes to financial statements.
30

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Buffalo Highlands Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2038	$966,000	$960,322
Centerra Metropolitan District No. 1 Revenue, CO 6.50%, 12/1/2053	500,000	515,267
Centerra Metropolitan District No. 1, General Obligation, CO Series A, 5.00%, 12/1/2051	2,405,000	2,258,459
Centerra Metropolitan District No. 1, Special Obligation, CO 5.00%, 12/1/2029 (b)	1,432,000	1,434,855
City & County of Denver Airport System Revenue, CO:
Series A, AMT, 5.00%, 12/1/2029	525,000	549,396
Series A, AMT, 5.00%, 12/1/2043	2,500,000	2,540,429
City & County of Denver Revenue, CO AMT, 5.00%, 10/1/2032	3,585,000	3,586,515
Clear Creek Transit Metropolitan District No. 2, General Obligation, CO Series A, 5.00%, 12/1/2050	1,000,000	769,450
Colorado Crossing Metropolitan District No. 2, General Obligation, CO Series A-1, 5.00%, 12/1/2047	1,000,000	974,920
Colorado Educational & Cultural Facilities Authority Revenue, CO:
4.13%, 11/15/2044	225,000	204,039
5.00%, 10/1/2039 (b)	1,595,000	1,600,966
5.00%, 10/1/2049 (b)	540,000	521,374
Colorado Health Facilities Authority Revenue, CO:
Series A-1, 4.00%, 8/1/2039	2,000,000	1,952,219
Series A-2, 4.00%, 8/1/2049	510,000	456,366
5.00%, 1/1/2031	105,000	105,729
5.00%, 1/1/2037	2,750,000	2,762,200
5.00%, 1/1/2038	200,000	202,892
5.00%, 12/1/2054 (b)	1,250,000	876,562
Series B-1, 5.00%, 7/1/2057 (a) (e)	1,042,165	813,170
Series A, 5.30%, 7/1/2037	100,000	82,640
Colorado High Performance Transportation Enterprise Revenue, CO 5.00%, 12/31/2056	1,685,000	1,667,658
Colorado International Center Metropolitan District No. 14, General Obligation, CO 5.88%, 12/1/2046	500,000	501,869
Security Description	Principal Amount	Value
Crowfoot Valley Ranch Metropolitan District No. 2, General Obligation, CO Series B, 6.13%, 12/15/2054	$1,000,000	$998,227
Dawson Trails Metropolitan District No. 1, General Obligation, CO Zero Coupon, 12/1/2031	6,530,000	3,749,139
Denver Health & Hospital Authority Revenue, CO:
Series A, 4.00%, 12/1/2039	500,000	471,565
Series A, 5.00%, 12/1/2039	40,000	40,002
Series A, 5.25%, 12/1/2045	370,000	370,122
Denver Urban Renewal Authority, Special Obligation, CO Series A, 5.25%, 12/1/2039 (b)	100,000	100,678
E-470 Public Highway Authority Revenue, CO Series B, National Public Finance Guarantee Corp., Zero Coupon, 9/1/2037 (f)	475,000	255,147
Fiddlers Business Improvement District, General Obligation, CO 5.55%, 12/1/2047 (b)	400,000	411,165
Foothills Metropolitan District, Special Assessment, CO 6.00%, 12/1/2038	1,500,000	1,453,240
Fourth North Business Improvement District, Special Tax Revenue, CO:
Series A, 5.25%, 12/1/2032	1,945,000	1,963,836
Series A, 5.75%, 12/1/2052	535,000	539,656
Hess Ranch Metropolitan District No. 5, Special Assessment, CO 5.50%, 12/1/2044 (b)	2,430,000	2,427,121
Hogback Metropolitan District, General Obligation, CO Series A, 5.00%, 12/1/2041	725,000	674,757
Independence Metropolitan District No. 3, General Obligation, CO Series A, 5.38%, 12/1/2054	500,000	496,162
Jefferson Center Metropolitan District No. 1 Revenue, CO Series B, 5.75%, 12/15/2050	500,000	505,218
Kinston Metropolitan District No. 5, General Obligation, CO Series A, 5.13%, 12/1/2050	750,000	729,895
Kremmling Memorial Hospital District, Certificate Participation, CO:
6.13%, 12/1/2044 (b)	3,270,000	3,092,007
6.63%, 12/1/2056 (b)	2,575,000	2,508,014

See accompanying notes to financial statements.
31

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
North Range Metropolitan District No. 3, General Obligation, CO:
Series A, 5.00%, 12/1/2040	$1,000,000	$1,004,459
Series A, 5.25%, 12/1/2050	2,000,000	2,014,207
Painted Prairie Public Improvement Authority Revenue, CO 5.00%, 12/1/2049	1,740,000	1,600,961
Peak Metropolitan District No. 3, General Obligation, CO Series A-1-CIBS, 7.50%, 12/1/2052	2,210,000	2,244,300
Pioneer Community Authority Board Revenue, CO 6.50%, 12/1/2034	2,689,000	2,597,671
Plaza Metropolitan District No. 1, Special Obligation, CO 4.50%, 12/1/2030 (b)	1,000,000	996,896
Prairie Center Metropolitan District No. 3 Revenue, CO Series A, 5.00%, 12/15/2041 (b)	2,990,000	3,004,096
Public Authority for Colorado Energy Revenue, CO 6.50%, 11/15/2038	885,000	1,057,974
Pueblo Urban Renewal Authority, Special Obligation, CO Series A, 4.75%, 12/1/2045 (b)	1,825,000	1,572,658
Raindance Metropolitan District No. 1 Non-Potable Water System Revenue, CO 5.00%, 12/1/2040	2,659,000	2,643,811
Rampart Range Metropolitan District No. 5 Revenue, CO 4.00%, 12/1/2051	500,000	422,329
Regional Transportation District Revenue, CO Series A, 4.00%, 7/15/2039	950,000	930,452
Rocky Mountain Rail Park Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2041 (b)	1,000,000	916,409
Series A, 5.00%, 12/1/2051 (b)	1,000,000	875,276
Sagebrush Farm Metropolitan District No. 1, General Obligation, CO Series A, 6.75%, 12/1/2052	3,000,000	3,162,799
Southglenn Metropolitan District, General Obligation, CO 5.00%, 12/1/2030	1,000,000	1,000,154
St. Vrain Lakes Metropolitan District No. 4, General Obligation, CO Series A, Zero Coupon, 9/20/2054 (b) (e)	1,000,000	725,530
Security Description	Principal Amount	Value
Sterling Ranch Community Authority Board, Special Assessment, CO 5.63%, 12/1/2043	$307,000	$317,102
Talon Pointe Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2039	500,000	407,547
Transport Metropolitan District No. 3, General Obligation, CO:
Series 2021-A-1, 4.13%, 12/1/2031	1,000,000	915,037
Series 2021-A-1, 5.00%, 12/1/2041	2,700,000	2,347,819
Velocity Metropolitan District No. 3, General Obligation, CO 5.38%, 12/1/2039	1,000,000	977,188
Verve Metropolitan District No. 1, General Obligation, CO:
5.00%, 12/1/2051	500,000	398,126
6.50%, 12/1/2043	2,000,000	1,977,169
6.75%, 12/1/2052	1,430,000	1,410,197
Village Metropolitan District, General Obligation, CO 5.00%, 12/1/2049	1,750,000	1,763,011
West Globeville Metropolitan District No. 1, Special Assessment, CO 5.75%, 12/1/2044 (b)	1,950,000	1,945,436
Willow Bend Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2039	597,000	583,954
Series A, 5.00%, 12/1/2049	1,000,000	939,240
Windler Public Improvement Authority Revenue, CO:
Series A-1, 4.00%, 12/1/2031	530,000	504,548
Series A-1, 4.13%, 12/1/2051	2,550,000	1,990,859
		97,106,000
CONNECTICUT — 0.7%
City of Hartford, General Obligation, CT Series C, Assured Guaranty Municipal Corp., 3.00%, 7/15/2027 (f)	100,000	99,347
Connecticut State Development Authority Revenue, CT 7.95%, 4/1/2026	300,000	300,071
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series R, 3.25%, 7/1/2035	500,000	468,673
Series R, 3.38%, 7/1/2037	190,000	175,882
Series F, 3.50%, 7/1/2026	5,000	4,930
Series A, 4.00%, 7/1/2038	745,000	697,632
Series A, 4.00%, 7/1/2049	1,000,000	892,382
Series F, 4.00%, 7/1/2030	1,100,000	1,072,869
Series L, 4.00%, 7/1/2034	250,000	250,455
Series L-1, 4.00%, 7/1/2029	490,000	498,969

See accompanying notes to financial statements.
32

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series L, 4.13%, 7/1/2041	$500,000	$497,656
Series A, 5.00%, 1/1/2045 (b)	1,800,000	1,629,279
Series A, 5.00%, 9/1/2046 (b)	110,000	105,798
Series A, 5.00%, 9/1/2053 (b)	500,000	465,602
Series F, 5.00%, 7/1/2037	1,175,000	1,177,014
Series F, 5.00%, 7/1/2045	1,040,000	1,041,453
Series G-1, 5.00%, 7/1/2044 (b)	275,000	263,748
Series G-1, 5.00%, 7/1/2050 (b)	500,000	464,314
Great Pond Improvement District, Special Obligation, CT 5.75%, 10/1/2052 (b)	1,000,000	1,030,967
Harbor Point Infrastructure Improvement District, Special Obligation, CT 5.00%, 4/1/2039 (b)	2,500,000	2,513,031
State of Connecticut Bradley International Airport CFC Revenue, CT Series A, AMT, 5.00%, 7/1/2049	1,910,000	1,927,324
Steel Point Infrastructure Improvement District, Special Obligation, CT:
4.00%, 4/1/2051 (b)	3,120,000	2,601,794
5.63%, 4/1/2044 (b)	250,000	261,794
Town of Hamden Revenue, CT 5.00%, 1/1/2050	1,000,000	917,532
		19,358,516
DELAWARE — 0.3%
County of Kent Revenue, DE:
Series A, 5.00%, 7/1/2040	750,000	757,527
Series A, 5.00%, 7/1/2048	1,000,000	997,805
Delaware State Economic Development Authority Revenue, DE:
Series A, VRN, 1.25%, 10/1/2045 (a)	3,000,000	2,931,432
Series A, 3.25%, 6/1/2026	330,000	323,247
Series A, 4.00%, 6/1/2042	160,000	141,025
Series A, 4.00%, 6/1/2052	70,000	56,660
Series A, 5.00%, 6/1/2036	500,000	503,365
Series A, 5.00%, 6/1/2046	700,000	690,015
Town of Bridgeville, Special Tax Revenue, DE 5.63%, 7/1/2053 (b)	800,000	833,822
		7,234,898
DISTRICT OF COLUMBIA — 1.1%
District of Columbia Revenue, DC:
4.00%, 7/1/2049	2,405,000	2,149,385
5.00%, 4/1/2033	500,000	513,257
5.00%, 12/1/2034	500,000	534,764
5.00%, 10/1/2035	2,630,000	2,629,926
Security Description	Principal Amount	Value
5.00%, 6/1/2050	$3,590,000	$3,449,893
Series A, 5.00%, 7/1/2032	150,000	151,641
Series A, 5.00%, 6/1/2041 (b)	250,000	241,356
Series A, 5.00%, 7/1/2052	290,000	271,984
Series A, 5.63%, 6/1/2044	400,000	408,714
Series A, 6.00%, 6/1/2058	1,000,000	1,029,380
District of Columbia Tobacco Settlement Financing Corp. Revenue, DC:
Series A, Zero Coupon, 6/15/2046	25,000,000	6,131,222
Series C, Zero Coupon, 6/15/2055	45,000,000	4,587,835
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC:
Assured Guaranty Corp., Zero Coupon, 10/1/2035 (f)	220,000	145,926
Series A, Assured Guaranty Municipal Corp., 4.00%, 10/1/2052 (f)	4,710,000	4,413,988
Series B, 4.00%, 10/1/2044	650,000	614,589
Series B, 4.00%, 10/1/2049	1,625,000	1,501,301
Series B, Assured Guaranty Municipal Corp., 4.00%, 10/1/2053 (f)	3,125,000	2,852,912
		31,628,073
FLORIDA — 6.6%
Alachua County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 12/1/2044	325,000	310,542
5.00%, 11/15/2024 (d)	30,000	19,500
Avenir Community Development District, Special Assessment, FL 5.38%, 5/1/2043	990,000	1,002,037
Babcock Ranch Community Independent Special District, Special Assessment, FL Series 2024, 5.25%, 5/1/2055 (b)	500,000	493,364
Bexley Community Development District, Special Assessment, FL 4.70%, 5/1/2036	100,000	100,071
Cape Coral Health Facilities Authority Revenue, FL 6.00%, 7/1/2045 (b)	1,000,000	732,690
Capital Projects Finance Authority Revenue, FL:
Series 2024A-1, 5.00%, 6/1/2049 (b)	2,000,000	1,956,859
Series 2024A-1, 5.25%, 6/1/2039 (b)	1,500,000	1,559,107
Series 2024A-1, 5.25%, 6/1/2044 (b)	1,500,000	1,524,887

See accompanying notes to financial statements.
33

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Capital Trust Agency, Inc. Revenue, FL:
4.00%, 6/15/2041 (b)	$1,500,000	$1,278,126
4.00%, 6/15/2051 (b)	1,500,000	1,149,774
Series A, 4.00%, 7/1/2056 (b)	885,000	689,525
5.00%, 12/15/2040 (b)	190,000	185,306
5.00%, 7/1/2046 (b)	750,000	565,738
Series A, 5.00%, 6/15/2039 (b)	390,000	378,279
Series A, 5.00%, 6/15/2049 (b)	2,425,000	2,272,250
Series A, 5.00%, 7/1/2050	600,000	393,263
Series A, 5.00%, 6/15/2055 (b)	290,000	263,133
Series A, 5.00%, 8/1/2055	700,000	685,410
Series A-1, 5.00%, 1/1/2055 (b)	250,000	238,976
Series A-1, 5.00%, 7/1/2056 (b)	3,850,000	3,634,705
Series A, 5.13%, 6/15/2037 (b)	450,000	450,755
Series A, 5.38%, 6/15/2038 (b)	105,000	105,111
5.63%, 8/1/2037 (b)	115,000	104,052
5.88%, 8/1/2052 (b)	610,000	510,621
6.10%, 8/15/2038 (b)	215,000	222,310
Capital Trust Authority Revenue, FL:
Series A, 5.00%, 6/1/2054 (b)	2,000,000	1,939,979
Series A, 5.63%, 6/15/2044 (b)	405,000	418,034
5.75%, 8/15/2049 (b)	1,355,000	1,326,957
6.00%, 8/15/2063 (b)	1,450,000	1,413,750
Series A, 6.00%, 6/15/2054 (b)	110,000	114,139
Series A, 6.13%, 6/15/2060 (b)	285,000	296,114
Series A, 6.38%, 6/15/2058 (b)	1,000,000	1,041,661
Series A, 6.50%, 12/15/2053 (b)	1,320,000	1,329,632
Celebration Pointe Community Development District No. 1, Special Assessment, FL 4.00%, 5/1/2053	2,585,000	2,088,373
Central Florida Expressway Authority Revenue, FL Build America Mutual Assurance Corp., 3.25%, 7/1/2039 (f)	100,000	92,769
Charlotte County Industrial Development Authority Revenue, FL Series A, AMT, 4.00%, 10/1/2051 (b)	1,720,000	1,430,575
City of Jacksonville Revenue, FL 4.00%, 11/1/2040	415,000	388,268
Security Description	Principal Amount	Value
City of Orlando Tourist Development Tax Revenue, FL:
Series A, Assured Guaranty Municipal Corp., 5.00%, 11/1/2028 (f)	$500,000	$523,984
Series A, Assured Guaranty Municipal Corp., 5.00%, 11/1/2036 (f)	200,000	207,647
City of Pompano Beach Revenue, FL 4.00%, 9/1/2050	500,000	423,136
City of South Miami Health Facilities Authority, Inc. Revenue, FL 4.00%, 8/15/2047	1,000,000	949,050
City of Tallahassee Revenue, FL Series A, 5.00%, 12/1/2055	440,000	421,591
City of Tampa Revenue, FL:
5.00%, 4/1/2040	500,000	500,839
Series B, 5.00%, 7/1/2050	3,000,000	3,077,644
Collier County Industrial Development Authority Revenue, FL:
Series A, 8.13%, 5/15/2044 (b) (d)	298,278	30
Series A, 8.25%, 5/15/2049 (b) (d)	74,569	7
Corkscrew Farms Community Development District, Special Assessment, FL 5.00%, 11/1/2038 (b)	140,000	141,775
County of Bay Water & Sewer System Revenue, FL 4.00%, 9/1/2045	215,000	205,795
County of Broward Airport System Revenue, FL:
Series Q-1, 4.00%, 10/1/2042	140,000	138,421
Series A, AMT, 5.00%, 10/1/2036	300,000	311,715
County of Escambia Sales Tax Revenue, FL 5.00%, 10/1/2046	550,000	566,415
County of Miami-Dade Aviation Revenue, FL:
Series A, AMT, 4.25%, 10/1/2036	100,000	99,580
5.00%, 10/1/2033	505,000	515,296
5.00%, 10/1/2036	765,000	778,448
County of Miami-Dade Revenue, FL:
Series C, Assured Guaranty Corp., Zero Coupon, 10/1/2048 (f)	595,000	200,855
5.00%, 10/1/2027	240,000	247,276
Series A, Assured Guaranty Corp., 6.88%, 10/1/2034 (a) (f)	145,000	167,738

See accompanying notes to financial statements.
34

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
County of Miami-Dade Seaport Department Revenue, FL Series A-1, AMT, Assured Guaranty Municipal Corp., 4.00%, 10/1/2045 (f)	$2,590,000	$2,431,638
County of Osceola Transportation Revenue, FL:
Series A2, Zero Coupon, 10/1/2041	3,125,000	1,443,610
Series A-1, 5.00%, 10/1/2049	500,000	515,518
County of Palm Beach Revenue, FL Series A, 5.00%, 4/1/2051 (b)	110,000	101,738
Crosswinds East Community Development District, Special Assessment, FL:
5.50%, 5/1/2044	295,000	299,355
5.75%, 5/1/2054	500,000	505,710
Edgewater East Community Development District, Special Assessment, FL 4.00%, 5/1/2052	1,995,000	1,645,793
Escambia County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 8/15/2045	1,000,000	908,340
Series A, 5.00%, 8/15/2031	155,000	163,607
Series A, 5.00%, 8/15/2033	1,595,000	1,674,693
Florida Development Finance Corp. Revenue, FL:
4.00%, 11/15/2039	500,000	492,993
Series A, 4.00%, 6/1/2041 (b)	2,070,000	1,790,064
Series A, 4.00%, 7/1/2045	600,000	532,176
Series A, 4.00%, 7/1/2051 (b)	750,000	635,653
Series A, 4.00%, 6/1/2055 (b)	1,000,000	759,444
Series A, 4.00%, 6/30/2056 (b)	1,490,000	1,015,568
Series A, AMT, 4.38%, 10/1/2054 (a) (b)	3,500,000	3,490,123
Series A, 4.75%, 7/15/2036 (b)	500,000	494,291
AMT, 5.00%, 5/1/2029 (b)	3,060,000	3,107,204
AMT, 5.00%, 7/1/2041	5,200,000	5,075,404
5.00%, 6/1/2051 (b)	2,000,000	1,888,556
Series A, 5.00%, 6/15/2035	2,425,000	2,458,060
Series A, 5.00%, 2/1/2052	2,000,000	1,970,642
Series C, 5.00%, 9/15/2040 (b)	100,000	96,821
5.25%, 6/15/2029 (b)	2,200,000	2,217,221
AMT, 5.25%, 8/1/2029 (b)	2,000,000	2,088,757
AMT, 5.25%, 7/1/2047	1,430,000	1,421,806
Series A, 5.25%, 6/1/2050 (b)	1,000,000	970,202
Series A, 5.25%, 6/1/2055 (b)	1,000,000	953,585
Series A1, 5.25%, 6/1/2054 (b)	1,000,000	1,000,982
AMT, 5.50%, 7/1/2053	4,600,000	4,663,582
Series A, 5.50%, 6/1/2054 (b)	1,400,000	1,410,928
Security Description	Principal Amount	Value
Series A, 5.50%, 6/1/2059 (b)	$1,505,000	$1,507,642
Series A, 6.00%, 6/15/2035 (b)	505,000	507,744
AMT, 6.13%, 7/1/2032 (a) (b)	1,350,000	1,380,499
Series A, 6.13%, 6/15/2044 (b)	555,000	555,293
Series A, 6.13%, 6/15/2046 (b)	100,000	100,320
Series A, 6.50%, 7/1/2044	925,000	925,585
Series A, 6.75%, 6/15/2053 (b)	2,000,000	2,181,820
Series A, AMT, 8.25%, 7/1/2057 (a) (b)	7,525,000	7,779,967
Series A, AMT, 10.00%, 7/15/2059 (a) (b)	5,000,000	5,145,215
AMT, 12.00%, 7/15/2032 (a) (b)	6,330,000	6,749,159
Florida Higher Educational Facilities Financial Authority Revenue, FL:
5.00%, 3/1/2047	1,000,000	1,000,779
Series A-1, 5.00%, 6/1/2048 (b)	1,000,000	907,350
FRERC Community Development District, Special Assessment, FL 5.50%, 11/1/2050 (d)	100,000	85,888
Golden Gem Community Development District, Special Assessment, FL:
5.70%, 5/1/2044	1,160,000	1,168,679
6.00%, 5/1/2055	1,840,000	1,862,770
Greater Orlando Aviation Authority Revenue, FL:
5.00%, 11/15/2036	2,850,000	2,851,343
Series A, AMT, 5.00%, 10/1/2026	235,000	240,854
Series A, AMT, 5.00%, 10/1/2027	170,000	176,505
Series A, AMT, 5.00%, 10/1/2042	250,000	253,569
Grove Resort Community Development District, Special Assessment, FL Series A, 5.88%, 11/1/2047	545,000	575,544
Halifax Hospital Medical Center Revenue, FL 4.00%, 6/1/2046	125,000	115,876
Heights Community Development District, Special Obligation, FL 5.00%, 1/1/2038	995,000	996,830
Hernando County School District, Certificate Participation, FL Series A, Assured Guaranty Municipal Corp., 3.00%, 7/1/2035 (f)	115,000	105,579

See accompanying notes to financial statements.
35

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Highlands County Health Facilities Authority Revenue, FL:
Series A, 6.00%, 4/1/2038 (d)	$401,671	$28,117
Series A, 6.25%, 4/1/2049 (d)	401,671	28,117
Hillsborough County Aviation Authority Revenue, FL Series A, AMT, 5.00%, 10/1/2048	1,740,000	1,759,063
Hillsborough County Industrial Development Authority Revenue, FL Series A, 3.50%, 8/1/2055	5,000,000	3,899,279
Hillsborough County School Board, Certificate Participation, FL 5.00%, 7/1/2027	600,000	626,160
Hobe-St. Lucie Conservancy District, Special Assessment, FL 5.88%, 5/1/2055	1,000,000	1,023,844
JEA Electric System Revenue, FL Series B, 5.00%, 10/1/2028	325,000	341,050
Lakewood Ranch Stewardship District, Special Assessment, FL:
4.00%, 5/1/2050 (b)	1,250,000	1,058,143
6.13%, 5/1/2043	1,200,000	1,269,583
6.30%, 5/1/2054	1,080,000	1,135,585
Lee County Industrial Development Authority Revenue, FL:
Series C, 5.00%, 11/15/2054	2,020,000	2,045,325
Series A, 5.25%, 10/1/2057	550,000	494,147
5.75%, 6/15/2042 (b)	500,000	500,066
LT Ranch Community Development District, Special Assessment, FL 4.00%, 5/1/2040	725,000	674,447
Miami Beach Redevelopment Agency, Special Obligation, FL Series A, 5.00%, 2/1/2033	680,000	682,205
Miami World Center Community Development District, Special Assessment, FL 5.13%, 11/1/2039	1,000,000	1,017,419
Miami-Dade County Expressway Authority Revenue, FL:
Series A, 5.00%, 7/1/2027	400,000	400,783
Series A, 5.00%, 7/1/2028	325,000	332,239
Series A, 5.00%, 7/1/2031	200,000	200,392
Miami-Dade County Health Facilities Authority Revenue, FL 5.00%, 8/1/2047	245,000	247,117
Security Description	Principal Amount	Value
Miami-Dade County Industrial Development Authority Revenue, FL Series A, 5.50%, 7/1/2061 (b)	$1,000,000	$1,004,746
Middleton Community Development District A, Special Assessment, FL 4.75%, 5/1/2055	1,450,000	1,393,616
Midtown Miami Community Development District, Special Assessment, FL:
Series A, 5.00%, 5/1/2037	1,430,000	1,430,100
Series B, 5.00%, 5/1/2037	925,000	925,064
Mirada Community Development District, Special Assessment, FL:
4.75%, 5/1/2031	280,000	280,167
5.63%, 5/1/2044	700,000	701,201
Mirada II Community Development District, Special Assessment, FL 4.00%, 5/1/2051	990,000	819,915
North-1 Pasco Community Development District, Special Assessment, FL Series A, 6.00%, 5/1/2054	1,515,000	1,536,460
Northern Palm Beach County Improvement District, Special Assessment, FL 5.35%, 8/1/2035	360,000	365,016
Palm Beach County Health Facilities Authority Revenue, FL:
4.00%, 6/1/2041	4,920,000	4,415,154
Series B, 4.00%, 5/15/2053	500,000	413,546
Parrish Lakes Community Development District, Special Assessment, FL 5.50%, 5/1/2044	650,000	646,298
Pinellas County Industrial Development Authority Revenue, FL:
5.00%, 7/1/2029	130,000	131,958
5.00%, 7/1/2039	410,000	412,356
Reunion East Community Development District, Special Assessment, FL:
Series 2021, 3.15%, 5/1/2041	60,000	48,664
Series 2021, 4.00%, 5/1/2051	135,000	112,239
Saltleaf Community Development District, Special Assessment, FL:
5.63%, 5/1/2044	340,000	341,278
6.00%, 5/1/2056	1,000,000	1,012,795
Sawyers Landing Community Development District, Special Assessment, FL 4.25%, 5/1/2053	3,300,000	2,778,259

See accompanying notes to financial statements.
36

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
School Board of Miami-Dade County, Certificate Participation, FL Series C, 3.25%, 2/1/2032	$100,000	$98,057
Seminole County Industrial Development Authority Revenue, FL:
Series A, 5.25%, 11/15/2039	1,400,000	1,384,543
Series A, 5.50%, 11/15/2049	1,515,000	1,461,608
St. Johns County Industrial Development Authority Revenue, FL:
Series A, 4.00%, 12/15/2036	1,000,000	909,070
Series A, 4.00%, 12/15/2041	750,000	639,704
Series A, 4.00%, 12/15/2046	750,000	602,033
Series A, 4.00%, 12/15/2050	1,000,000	771,313
Tolomato Community Development District, Special Assessment, FL Series A-2, 4.25%, 5/1/2037	1,100,000	1,070,859
Town of Davie Revenue, FL 5.00%, 4/1/2038	560,000	579,095
Two Lakes Community Development District, Special Assessment, FL 5.00%, 5/1/2055	510,000	519,303
USF Financing Corp., Certificate Participation, FL Series A, 5.00%, 7/1/2034	550,000	553,226
Village Community Development District No. 12, Special Assessment, FL 4.25%, 5/1/2043	1,785,000	1,731,185
Village Community Development District No. 13, Special Assessment, FL 3.70%, 5/1/2050	1,900,000	1,592,544
Village Community Development District No. 14, Special Assessment, FL 5.50%, 5/1/2053	2,885,000	2,987,066
Village Community Development District No. 15, Special Assessment, FL:
4.55%, 5/1/2044 (b)	1,000,000	990,653
5.00%, 5/1/2043 (b)	1,250,000	1,283,023
5.25%, 5/1/2054 (b)	1,550,000	1,591,846
Volusia County Educational Facility Authority Revenue, FL 5.00%, 6/1/2045	130,000	128,542
West Palm Beach Community Redevelopment Agency, Special Obligation, FL 5.00%, 3/1/2036	100,000	105,569
West Villages Improvement District, Special Assessment, FL 4.75%, 5/1/2039	1,000,000	974,473
Security Description	Principal Amount	Value
Westside Haines City Community Development District, Special Assessment, FL 6.00%, 5/1/2054	$820,000	$832,229
Westview South Community Development District, Special Assessment, FL 5.38%, 5/1/2043	580,000	588,711
Wiregrass Community Development District, Special Assessment, FL 5.63%, 5/1/2045	670,000	671,236
		186,180,559
GEORGIA — 1.3%
Atlanta Development Authority Revenue, GA:
Series 1, Class A, Zero Coupon, 12/15/2048 (b) (e)	1,890,000	1,597,166
Series A1, 6.50%, 1/1/2029 (d)	350,000	157,500
Series A1, 6.75%, 1/1/2035 (d)	1,705,000	767,250
Series A1, 7.00%, 1/1/2040 (d)	500,000	225,000
Atlanta Development Authority, Special Obligation, GA:
Series A, 5.00%, 4/1/2034 (b)	2,950,000	2,957,908
Series A, 5.50%, 4/1/2039 (b)	1,350,000	1,376,083
Augusta Development Authority Revenue, GA:
4.00%, 7/1/2037	105,000	105,002
5.00%, 7/1/2025	785,000	790,622
Development Authority of Burke County Revenue, GA:
Series C, 4.13%, 11/1/2045	3,495,000	3,227,417
Series D, 4.13%, 11/1/2045	435,000	401,696
Development Authority of Cobb County Revenue, GA Series A, 6.40%, 6/15/2053 (b)	1,250,000	1,273,056
Development Authority of The City of Marietta Revenue, GA Series A, 5.00%, 11/1/2047 (b)	2,500,000	2,356,110
Development Authority of White County Revenue, GA:
Series A, 5.13%, 10/1/2039	790,000	715,994
Series A, 5.25%, 10/1/2049	115,000	97,967
Fulton County Residential Care Facilities for the Elderly Authority Revenue, GA:
Series A, 4.00%, 4/1/2051 (b)	6,350,000	5,227,221
5.00%, 7/1/2042	1,000,000	997,918
Gainesville & Hall County Hospital Authority Revenue, GA Series A, 4.00%, 2/15/2051	1,330,000	1,242,995

See accompanying notes to financial statements.
37

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
George L Smith II Congress Center Authority Revenue, GA:
Series B, 3.63%, 1/1/2031 (b)	$1,850,000	$1,746,409
Series A, 4.00%, 1/1/2054	750,000	670,374
Series B, 5.00%, 1/1/2054 (b)	1,500,000	1,459,227
Georgia Local Government, Certificate Participation, GA Series A, National Public Finance Guarantee Corp., 4.75%, 6/1/2028 (f)	629,000	638,105
Macon-Bibb County Urban Development Authority Revenue, GA Series A, 5.75%, 6/15/2037 (b)	250,000	256,939
Main Street Natural Gas, Inc. Revenue, GA:
Series C, 4.00%, 8/1/2052 (a) (b)	1,000,000	988,475
Series A, 5.00%, 5/15/2049	3,980,000	4,225,395
Series A, 5.50%, 9/15/2026	205,000	210,709
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 5.00%, 7/1/2060	635,000	635,087
Series B, 5.00%, 1/1/2048	850,000	859,342
Series A, 5.50%, 7/1/2060	170,000	170,684
		35,377,651
GUAM — 0.7%
Guam Government Waterworks Authority Revenue, GU:
5.00%, 1/1/2046	3,780,000	3,814,768
Series A, 5.00%, 7/1/2044	1,000,000	1,055,237
Series A, 5.00%, 7/1/2045	1,250,000	1,315,225
Guam Power Authority Revenue, GU:
Series A, 5.00%, 10/1/2040	450,000	482,616
Series A, 5.00%, 10/1/2041	425,000	453,398
Series A, 5.00%, 10/1/2044	375,000	394,603
Territory of Guam Revenue, GU:
Series D, 4.00%, 11/15/2039	500,000	469,450
Series A, 5.00%, 12/1/2025	2,500,000	2,527,841
Series A, 5.00%, 12/1/2046	2,750,000	2,750,443
Series D, 5.00%, 11/15/2027	355,000	358,558
Series D, 5.00%, 11/15/2028	110,000	111,071
Series D, 5.00%, 11/15/2029	525,000	530,082
Series D, 5.00%, 11/15/2034	250,000	251,599
Series D, 5.00%, 11/15/2035	100,000	100,566
Series D, 5.00%, 11/15/2039	6,370,000	6,378,192
Territory of Guam, General Obligation, GU AMT, 5.00%, 11/15/2031	145,000	147,010
		21,140,659
Security Description	Principal Amount	Value
HAWAII — 0.1%
State of Hawaii Department of Budget & Finance Revenue, HI:
5.00%, 7/1/2039 (b)	$1,000,000	$986,213
Series A, 5.00%, 1/1/2045 (b)	750,000	653,639
6.00%, 7/1/2028 (b)	355,000	362,501
		2,002,353
IDAHO — 0.2%
Avimor Community Infrastructure District No. 1, Special Assessment, ID 5.88%, 9/1/2053 (b)	260,000	269,291
Idaho Falls Auditorium District, Certificate Participation, ID 5.25%, 5/15/2051 (b)	1,000,000	1,001,658
Idaho Health Facilities Authority Revenue, ID 3.50%, 9/1/2033	670,000	588,997
Spring Valley Community Infrastructure District No. 1, Special Assessment, ID:
3.75%, 9/1/2051 (b)	3,000,000	2,687,311
6.25%, 9/1/2053 (b)	1,740,000	1,828,302
		6,375,559
ILLINOIS — 7.2%
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, IL:
5.75%, 4/1/2035	250,000	258,821
6.00%, 4/1/2046	350,000	360,356
6.10%, 4/1/2036	45,000	46,954
Chicago Board of Education, General Obligation, IL:
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2027 (f)	225,000	199,898
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2028 (f)	100,000	85,129
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2031 (f)	1,060,000	791,711
Series B-1, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2028 (f)	830,000	706,570
Series B-1, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2029 (f)	620,000	505,645
Series B-1, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2030 (f)	220,000	172,021
Series A, 4.00%, 12/1/2047	6,750,000	5,613,058
Series B, 4.00%, 12/1/2035	200,000	188,173

See accompanying notes to financial statements.
38

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, Assured Guaranty Municipal Corp., 5.00%, 12/1/2028 (f)	$150,000	$156,614
Series A, 5.00%, 12/1/2030	4,020,000	4,112,619
Series A, 5.00%, 12/1/2031	600,000	611,118
Series A, 5.00%, 12/1/2033	6,000,000	6,221,299
Series A, 5.00%, 12/1/2034	3,315,000	3,390,512
Series A, 5.00%, 12/1/2035	1,500,000	1,515,969
Series A, 5.00%, 12/1/2036	3,550,000	3,610,364
Series A, 5.00%, 12/1/2037	150,000	152,185
Series A, 5.00%, 12/1/2039	910,000	918,262
Series A, 5.00%, 12/1/2042	1,330,000	1,312,587
Series A, 5.00%, 12/1/2047	1,875,000	1,829,250
Series B, 5.00%, 12/1/2029	100,000	103,074
Series B, 5.00%, 12/1/2031	8,250,000	8,502,269
Series B, 5.00%, 12/1/2033	340,000	346,656
Series B, 5.00%, 12/1/2034	410,000	410,087
Series C, 5.00%, 12/1/2030	3,780,000	3,831,073
Series C, 5.00%, 12/1/2034	5,080,000	5,128,916
Series D, 5.00%, 12/1/2027	2,400,000	2,448,740
Series D, 5.00%, 12/1/2046	8,700,000	8,509,385
Series G, 5.00%, 12/1/2034	2,400,000	2,423,110
Series H, 5.00%, 12/1/2036	3,100,000	3,120,014
Series H, 5.00%, 12/1/2046	1,500,000	1,467,782
Series E, 5.13%, 12/1/2032	765,000	765,150
Series C, 5.25%, 12/1/2035	2,140,000	2,140,135
Series C, 5.25%, 12/1/2039	7,865,000	7,762,963
Series A, National Public Finance Guarantee Corp., 5.50%, 12/1/2026 (f)	605,000	610,190
Series A, American Municipal Bond Assurance Corp., 5.50%, 12/1/2031 (f)	620,000	649,122
Series A, 5.88%, 12/1/2047	5,225,000	5,598,860
Series A, 6.00%, 12/1/2049	3,100,000	3,347,228
Series A, 7.00%, 12/1/2026	1,100,000	1,125,675
Series A, 7.00%, 12/1/2044	3,405,000	3,463,342
Series A, 7.00%, 12/1/2046 (b)	2,125,000	2,253,019
Chicago Midway International Airport Revenue, IL Series A, AMT, 5.00%, 1/1/2026	100,000	101,192
Chicago O'Hare International Airport Revenue, IL:
Series A, 4.00%, 1/1/2038	1,505,000	1,502,616
Series B, Assured Guaranty Municipal Corp., 4.00%, 1/1/2053 (f)	300,000	286,164
AMT, 5.00%, 7/1/2048	800,000	801,377
Series A, AMT, 5.00%, 1/1/2048	1,000,000	1,013,879
Series C, 5.00%, 1/1/2032	500,000	506,313
Series A, AMT, 5.50%, 1/1/2053	2,500,000	2,688,204
Security Description	Principal Amount	Value
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL 5.00%, 12/1/2046	$520,000	$526,433
City of Chicago Waterworks Revenue, IL Series A, 5.00%, 11/1/2044	2,000,000	2,131,849
City of Chicago, General Obligation, IL:
Series C, Zero Coupon, 1/1/2026	200,000	193,114
Series A, 4.00%, 1/1/2036	2,055,000	1,992,426
Series B, 4.00%, 1/1/2038	6,209,000	5,898,160
Series A, National Public Finance Guaranty Corp., 5.00%, 1/1/2044	2,400,000	2,417,423
Series C, 5.00%, 1/1/2026	470,000	478,847
Series C, 5.00%, 1/1/2027	195,000	197,125
Series C, 5.00%, 1/1/2035	700,000	702,434
Series C, 5.00%, 1/1/2038	1,615,000	1,618,137
Series 2007G, 5.50%, 1/1/2042	780,000	780,906
Series A, 5.50%, 1/1/2035	1,840,000	1,930,137
Series A, 5.50%, 1/1/2039	2,800,000	2,969,823
Series A, 5.50%, 1/1/2040	2,720,000	2,874,486
Series A, 5.50%, 1/1/2041	2,000,000	2,079,380
Series A, 5.50%, 1/1/2049	1,000,000	1,020,672
Illinois Finance Authority Revenue, IL:
4.00%, 10/1/2034 (b)	440,000	423,767
4.00%, 12/1/2040	250,000	240,597
AMT, 4.13%, 12/1/2050 (a) (b)	4,485,000	4,435,834
Series C, 4.25%, 8/1/2042	1,050,000	975,440
Series A, 4.50%, 8/1/2033 (b)	1,275,000	1,312,915
5.00%, 2/15/2032	100,000	101,133
5.00%, 5/15/2033	2,040,000	1,892,994
5.00%, 5/15/2040 (d)	3,550,000	2,591,500
Series A, 5.00%, 8/1/2042	580,000	584,793
Series A, 5.00%, 2/15/2047	1,385,000	1,385,440
Series A, 5.00%, 11/1/2049	600,000	355,272
Series A, 5.00%, 2/15/2050	1,950,000	1,948,134
Series A, 5.00%, 7/1/2051 (b)	1,000,000	763,364
5.25%, 2/15/2047	100,000	100,236
Series A, 5.25%, 5/1/2038	1,030,000	1,026,035
Series A, 5.25%, 8/1/2038 (b)	300,000	322,350
5.50%, 4/1/2032	500,000	491,840
Series A, 6.00%, 4/1/2038 (b)	1,175,000	1,178,961
Series A, 6.13%, 4/1/2049 (b)	500,000	490,795
Series A, 6.13%, 4/1/2058 (b)	1,390,000	1,329,189
Series B, AMT, 7.38%, 9/1/2042 (a) (b)	1,000,000	1,154,482
Illinois Sports Facilities Authority Revenue, IL:
American Municipal Bond Assurance Corp., Zero Coupon, 6/15/2025 (f)	680,000	668,188

See accompanying notes to financial statements.
39

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/15/2032	$220,000	$228,116
Metropolitan Pier & Exposition Authority Revenue, IL:
Assured Guaranty Municipal Corp., Zero Coupon, 6/15/2027 (f)	125,000	115,079
Assured Guaranty Municipal Corp., Zero Coupon, 6/15/2047 (f)	11,000,000	3,976,126
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2029 (f)	105,000	89,909
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2031 (f)	215,000	171,001
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2034 (f)	190,000	133,096
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2034 (f)	220,000	150,781
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2035 (f)	140,000	91,824
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2037 (f)	650,000	398,691
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2039 (f)	200,000	108,052
Series A, Zero Coupon, 6/15/2041	500,000	244,791
Series B, Zero Coupon, 12/15/2041	395,000	189,233
Series B, Zero Coupon, 12/15/2051	2,200,000	608,216
Series A, 4.00%, 12/15/2042	15,500,000	14,750,772
Series A, 5.00%, 6/15/2053	2,000,000	2,006,876
Series B, 5.00%, 12/15/2040	25,000	25,189
Series B, 5.00%, 6/15/2042	205,000	213,888
Series B, 5.00%, 6/15/2052	2,395,000	2,403,643
Series B, 5.00%, 6/15/2053	1,000,000	1,037,366
Series B, National Public Finance Guarantee Corp., 5.50%, 6/15/2029 (f)	3,380,000	3,497,866
Northeastern Illinois University, Certificate Participation, IL 4.10%, 10/1/2041	245,000	200,653
Northern Illinois Municipal Power Agency Revenue, IL Series A, 5.00%, 12/1/2027	105,000	108,516
Security Description	Principal Amount	Value
Northern Illinois University Revenue, IL Series B, Build America Mutual Assurance Corp., 5.00%, 4/1/2027 (f)	$630,000	$649,007
State of Illinois Sales Tax Revenue, IL:
Series A, 3.00%, 6/15/2033	500,000	453,836
Series D, 3.00%, 6/15/2031	710,000	664,919
Series A, 5.00%, 6/15/2027	250,000	254,960
State of Illinois, General Obligation, IL:
3.50%, 6/1/2029	140,000	140,116
4.00%, 6/1/2032	1,820,000	1,823,304
Series B, 4.25%, 5/1/2046	5,750,000	5,480,926
5.00%, 1/1/2029	1,000,000	1,014,795
5.00%, 5/1/2032	3,000,000	3,001,603
5.00%, 11/1/2034	120,000	122,411
5.00%, 5/1/2035	140,000	140,075
5.00%, 5/1/2036	125,000	125,067
5.00%, 5/1/2039	380,000	380,203
Series A, 5.00%, 5/1/2035	1,000,000	1,035,371
Series C, 5.00%, 12/1/2045	1,000,000	1,053,399
Village of Bridgeview, General Obligation, IL:
5.00%, 12/1/2042	260,000	244,008
Series A, 5.50%, 12/1/2043	115,000	113,673
Village of Rosemont, General Obligation, IL Series A, Assured Guaranty Municipal Corp., 5.00%, 12/1/2040 (f)	190,000	195,221
Will County Community High School District No. 210 Lincoln-Way, General Obligation, IL Series B, Zero Coupon, 1/1/2033	340,000	244,804
		203,137,643
INDIANA — 0.4%
City of Terre Haute Revenue, IN Series A, AMT, 7.25%, 12/1/2028 (d)	702,727	7
City of Valparaiso Revenue, IN:
AMT, 4.50%, 1/1/2034 (b)	485,000	490,999
AMT, 4.88%, 1/1/2044 (b)	350,000	354,513
AMT, 5.00%, 1/1/2054 (b)	2,500,000	2,513,023
County of Allen Revenue, IN 6.00%, 2/1/2039	100,000	100,027
Indiana Finance Authority Revenue, IN:
3.75%, 10/1/2037	200,000	164,729
4.00%, 7/1/2033	1,245,000	1,221,028
Series 2, 4.00%, 10/1/2036	640,000	649,800
Series A, 4.50%, 7/1/2053	250,000	165,281
5.00%, 10/1/2042	1,170,000	1,051,019

See accompanying notes to financial statements.
40

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, AMT, 6.75%, 5/1/2039	$275,000	$312,098
AMT, 7.00%, 3/1/2039 (b)	500,000	160,392
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series E, 6.00%, 3/1/2053	1,000,000	1,069,365
Series F, 7.75%, 3/1/2067	1,725,000	1,943,229
		10,195,510
IOWA — 0.5%
Iowa Finance Authority Revenue, IA:
4.75%, 8/1/2042	4,000,000	4,003,272
Series 2024 A&B, 5.00%, 5/15/2039	65,000	67,166
Series 2024 A&B, 5.00%, 5/15/2044	80,000	80,543
Series A, 5.00%, 5/15/2036	1,250,000	1,259,620
Series A, 5.00%, 5/15/2041	545,000	546,555
Series A, 5.00%, 5/15/2043	935,000	937,469
Series A, 5.00%, 5/15/2047	415,000	412,873
Series 2024 A&B, 5.13%, 5/15/2059	1,350,000	1,332,075
Iowa Higher Education Loan Authority Revenue, IA 4.00%, 10/1/2025	105,000	103,874
Iowa Tobacco Settlement Authority Revenue, IA:
Series B-2, Class 2, Zero Coupon, 6/1/2065	5,265,000	747,228
Series A2, Class 1, 4.00%, 6/1/2049	4,175,000	3,802,282
Series B1, Class 2, 4.00%, 6/1/2049	175,000	168,646
PEFA, Inc. Revenue, IA VRN, 5.00%, 9/1/2049 (a)	500,000	507,836
		13,969,439
KANSAS — 0.1%
City of Hutchinson Revenue, KS 5.00%, 12/1/2041	610,000	526,259
City of Overland Park Sales Tax Revenue, KS 6.00%, 12/15/2032 (d)	200,000	64,000
City of Wichita Revenue, KS:
5.00%, 5/15/2050	750,000	660,102
Series I, 5.00%, 5/15/2033	350,000	350,284
Series VIII, 5.75%, 5/15/2045	1,500,000	1,514,157
Wyandotte County-Kansas City Unified Government Revenue, KS National Public Finance Guarantee Corp., Zero Coupon, 12/1/2027 (f)	195,000	172,805
		3,287,607
Security Description	Principal Amount	Value
KENTUCKY — 0.9%
City of Henderson Revenue, KY:
Series A, AMT, 4.45%, 1/1/2042 (b)	$2,875,000	$2,808,379
Series A, AMT, 4.70%, 1/1/2052 (b)	3,940,000	3,801,207
City of Murray Revenue, KY 4.00%, 8/1/2034	220,000	208,242
Floyd County School District Finance Corp. Revenue, KY State Intercept, 3.50%, 8/1/2033	235,000	225,422
Kentucky Economic Development Finance Authority Revenue, KY:
Series A, Assured Guaranty Municipal Corp., 4.00%, 12/1/2041 (f)	500,000	488,311
Series A, 5.00%, 6/1/2037	1,520,000	1,540,880
Series A, 5.00%, 6/1/2045	2,500,000	2,509,182
Series A, Assured Guaranty Municipal Corp., 5.00%, 12/1/2045 (f)	550,000	559,196
Series A, 5.25%, 6/1/2050	100,000	100,059
5.50%, 11/15/2035	105,000	101,325
Kentucky Housing Corp. Revenue, KY Series A-2, Housing and Urban Development, 4.65%, 5/1/2025 (b)	3,000,000	2,999,485
Kentucky Municipal Power Agency Revenue, KY:
Series A, National Public Finance Guarantee Corp., 4.00%, 9/1/2039 (f)	140,000	135,459
Series A, National Public Finance Guarantee Corp., 5.00%, 9/1/2025 (f)	425,000	428,886
Series A, National Public Finance Guarantee Corp., 5.00%, 9/1/2026 (f)	160,000	161,334
Series A, National Public Finance Guarantee Corp., 5.00%, 9/1/2042 (f)	125,000	125,491
Kentucky Public Energy Authority Revenue, KY:
Series A, VRN, 4.00%, 12/1/2050 (a)	500,000	501,687
Series A-1, 5.00%, 5/1/2055 (a)	5,500,000	5,746,583
Louisville/Jefferson County Metropolitan Government Revenue, KY:
Series A, Assured Guaranty Municipal Corp., 5.00%, 5/15/2047 (f)	3,500,000	3,645,624

See accompanying notes to financial statements.
41

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series D, VRN, 5.00%, 10/1/2047 (a)	$500,000	$531,514
		26,618,266
LOUISIANA — 1.8%
Calcasieu Parish Memorial Hospital Service District Revenue, LA 5.00%, 12/1/2034	2,000,000	2,009,436
City of Shreveport Water & Sewer Revenue, LA:
Series B, Assured Guaranty Municipal Corp., 3.00%, 12/1/2035 (f)	200,000	182,933
Series B, Assured Guaranty Municipal Corp., 4.00%, 12/1/2041 (f)	480,000	467,101
Series C, Build America Mutual Assurance Corp., 4.00%, 12/1/2033 (f)	365,000	367,674
5.00%, 12/1/2040	250,000	252,135
Series A, Assured Guaranty Municipal Corp., 5.00%, 12/1/2036 (f)	260,000	267,138
Jefferson Parish Economic Development & Port District Revenue, LA Series A, 5.50%, 6/15/2038 (b)	1,175,000	1,187,450
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
3.50%, 11/1/2032	4,275,000	4,070,410
4.00%, 11/1/2046 (b)	925,000	849,772
5.00%, 11/15/2037 (b)	1,000,000	1,022,641
Series A, 5.00%, 1/1/2049	1,500,000	1,104,802
Louisiana Public Facilities Authority Revenue, LA:
4.00%, 5/15/2041	5,000	5,053
5.00%, 7/1/2047	300,000	303,266
AMT, 5.00%, 9/1/2066	2,445,000	2,457,868
Series A, 5.00%, 6/1/2039 (b)	1,300,000	1,292,029
Series A, 5.00%, 6/1/2041 (b)	2,350,000	2,090,864
Series A, 5.00%, 12/15/2043 (b)	1,350,000	1,328,845
Series A, 5.00%, 7/1/2046	500,000	502,655
Series A, 5.00%, 7/1/2047	2,000,000	2,017,821
Series A, 5.00%, 7/1/2051	385,000	386,168
5.25%, 10/1/2046 (a)	2,590,000	2,686,677
AMT, 5.50%, 9/1/2054	1,400,000	1,479,964
AMT, 5.50%, 9/1/2059	4,405,000	4,639,393
5.63%, 6/1/2037 (b)	420,000	432,371
AMT, 5.75%, 9/1/2064	3,820,000	4,122,236
Series R-2, AMT, 6.50%, 10/1/2053 (a) (b)	1,000,000	1,075,625
Security Description	Principal Amount	Value
Louisiana Stadium & Exposition District Revenue, LA Series A, 5.00%, 7/1/2048	$2,000,000	$2,103,147
Parish of St. James Revenue, LA:
Series 2010-B, 6.10%, 12/1/2040 (a) (b)	4,395,000	4,823,614
Series 2010-A, 6.35%, 10/1/2040 (b)	2,000,000	2,188,631
Parish of St. John the Baptist Revenue, LA Series A-3, VRN, 2.20%, 6/1/2037 (a)	3,980,000	3,891,416
Plaquemines Port Harbor & Terminal District Revenue, LA Series A, 9.00%, 12/1/2044 (b)	1,000,000	1,004,819
		50,613,954
MAINE — 0.1%
Finance Authority of Maine Revenue, ME AMT, 4.63%, 12/1/2047 (a) (b)	650,000	651,136
Maine Health & Higher Educational Facilities Authority Revenue, ME:
Series A, 4.00%, 7/1/2041	100,000	86,677
Series A, 4.00%, 7/1/2046	310,000	259,781
Series A, 5.00%, 7/1/2046	2,045,000	2,004,605
Town of Rumford Revenue, ME 6.88%, 10/1/2026	525,000	526,062
		3,528,261
MARYLAND — 1.2%
Anne Arundel County Consolidated Special Taxing District, Special Tax Revenue, MD 5.25%, 7/1/2044	310,000	310,041
City of Baltimore Revenue, MD:
Series A, 4.50%, 9/1/2033	1,325,000	1,320,946
5.00%, 9/1/2027	305,000	309,146
5.00%, 9/1/2028	750,000	759,157
5.00%, 9/1/2031	500,000	505,050
5.00%, 9/1/2039	1,250,000	1,244,605
5.00%, 9/1/2046	250,000	247,062
5.00%, 6/1/2051	550,000	551,928
City of Brunswick, Special Tax Revenue, MD:
4.00%, 7/1/2029	1,470,000	1,451,419
5.00%, 7/1/2036	474,000	480,363
City of Rockville Revenue, MD:
Series A-2, 5.00%, 11/1/2035	500,000	503,232
Series B, 5.00%, 11/1/2042	2,105,000	2,056,781
County of Frederick Revenue, MD Series A, 5.00%, 9/1/2037 (b)	1,500,000	1,486,535

See accompanying notes to financial statements.
42

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
County of Frederick, Special Obligation, MD 3.75%, 7/1/2039	$875,000	$782,550
County of Frederick, Special Tax Revenue, MD Series C, 4.00%, 7/1/2050 (b)	985,000	881,935
County of Prince George's, Special Obligation, MD 5.13%, 7/1/2039 (b)	1,600,000	1,610,147
Maryland Economic Development Corp. Revenue, MD:
Series A-P3, AMT, 5.00%, 11/12/2028	1,000,000	1,011,607
Series B, AMT, 5.00%, 6/30/2040	3,250,000	3,319,202
Series B, AMT, 5.25%, 6/30/2052	785,000	800,289
Series A, 5.63%, 7/1/2043	1,500,000	1,630,912
5.75%, 9/1/2025	525,000	528,908
Maryland Economic Development Corp., Special Obligation, MD:
3.25%, 9/1/2030	535,000	516,282
4.00%, 9/1/2040	325,000	300,391
4.00%, 9/1/2050	2,520,000	2,144,147
4.38%, 7/1/2036	1,155,000	1,115,154
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series A, 3.00%, 7/1/2046	545,000	442,381
5.00%, 7/1/2040	1,000,000	1,001,782
5.00%, 7/1/2045	90,000	90,143
Series A, 5.00%, 7/1/2038	100,000	100,970
Series A, 5.00%, 5/15/2045	2,690,000	2,734,915
Series A, 5.50%, 1/1/2031	100,000	102,900
Series A, 5.50%, 1/1/2036	3,500,000	3,574,765
		33,915,645
MASSACHUSETTS — 0.7%
Collegiate Charter School of Lowell Revenue, MA:
5.00%, 6/15/2039	100,000	100,484
5.00%, 6/15/2054	500,000	493,158
Massachusetts Development Finance Agency Revenue, MA:
Series A, 4.00%, 7/1/2044	2,500,000	2,193,656
Series B, 4.00%, 6/1/2035	2,275,000	2,133,495
Series D, 4.00%, 7/1/2045	350,000	315,909
4.13%, 10/1/2042 (b)	500,000	448,455
5.00%, 7/1/2026	500,000	512,294
5.00%, 1/1/2041	240,000	240,023
5.00%, 10/1/2043	950,000	918,947
5.00%, 1/1/2045	300,000	299,999
5.00%, 7/1/2047	870,000	760,487
5.00%, 7/1/2051 (b)	750,000	638,966
5.00%, 10/1/2057 (b)	2,420,000	2,319,118
Series A, 5.00%, 7/1/2044 (b)	470,000	476,887
Series A, 5.00%, 7/1/2060 (b)	550,000	543,172
Security Description	Principal Amount	Value
Series D, 5.00%, 7/1/2044	$1,515,000	$1,487,196
Series G, 5.00%, 7/1/2044	1,000,000	947,489
Series I, 5.00%, 7/1/2029	560,000	571,290
Series L, 5.00%, 7/1/2044	500,000	504,470
Series A, 5.25%, 7/1/2034	10,000	9,569
Series G, 5.25%, 7/1/2052	2,500,000	2,630,292
Series A, 5.50%, 7/1/2044	325,000	308,435
Series F, 5.63%, 7/15/2036	120,000	120,151
		18,973,942
MICHIGAN — 1.4%
City of Detroit Sewage Disposal System Revenue, MI Series B, National Public Finance Guarantee Corp., 5.50%, 7/1/2029 (f)	130,000	136,560
City of Detroit, General Obligation, MI:
Series A, 4.00%, 4/1/2040	1,440,000	1,371,190
5.00%, 4/1/2031	500,000	519,345
Series A, 5.00%, 4/1/2046	250,000	256,114
Series A, 5.00%, 4/1/2050	1,000,000	1,017,805
5.50%, 4/1/2050	135,000	140,937
Detroit Downtown Development Authority, Special Obligation, MI 5.00%, 7/1/2048	1,615,000	1,678,196
Grand Rapids Economic Development Corp. Revenue, MI:
Series A, 5.00%, 11/1/2047	1,000,000	890,346
Series A, 5.50%, 4/1/2039	3,000,000	2,652,835
Kalamazoo Economic Development Corp. Revenue, MI Series A, 5.00%, 5/15/2055	3,000,000	2,651,908
Michigan Finance Authority Revenue, MI:
Series A, 4.00%, 2/15/2044	2,840,000	2,708,732
Series A, Class 1, 4.00%, 6/1/2049	6,000,000	5,329,090
4.40%, 4/1/2031 (b)	100,000	89,345
4.90%, 4/1/2041 (b)	260,000	206,192
Series A, 5.00%, 11/15/2048	2,350,000	2,421,506
Series B, 5.00%, 7/1/2026	225,000	225,276
Series B, 5.00%, 7/1/2028	100,000	100,123
Series B, 5.00%, 7/1/2033	100,000	100,106
Series B, 5.00%, 7/1/2044	2,575,000	2,576,394
Series D-2, 5.00%, 7/1/2034	400,000	401,962
5.25%, 2/1/2027	315,000	317,676
5.50%, 2/28/2057	2,590,000	2,800,029
Michigan Strategic Fund Revenue, MI:
AMT, VRN, 4.00%, 10/1/2061 (a)	1,000,000	997,319

See accompanying notes to financial statements.
43

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
AMT, Assured Guaranty Municipal Corp., 4.25%, 12/31/2038 (f)	$5,000,000	$4,878,289
AMT, 5.00%, 6/30/2030	35,000	36,216
AMT, 5.00%, 6/30/2031	665,000	688,291
AMT, 5.00%, 12/31/2032	550,000	568,068
Michigan Tobacco Settlement Finance Authority Revenue, MI:
Series B, Zero Coupon, 6/1/2052	715,000	89,873
Series C, Zero Coupon, 6/1/2058	20,900,000	662,392
Saline Economic Development Corp. Revenue, MI 5.50%, 6/1/2047	1,000,000	808,598
Wayne County Airport Authority Revenue, MI:
Series B, Build America Mutual Assurance Corp., 5.00%, 12/1/2039 (f)	700,000	700,618
Series C, AMT, 5.00%, 12/1/2039	550,000	550,170
Series C, AMT, 5.00%, 12/1/2044	285,000	285,075
		38,856,576
MINNESOTA — 0.6%
City of Anoka Revenue, MN 4.75%, 11/1/2035	150,000	141,008
City of Brooklyn Park Revenue, MN:
Series A, 4.75%, 7/1/2025	20,000	19,846
Series A, 5.00%, 3/1/2039	500,000	501,424
Series A, 5.50%, 7/1/2035	150,000	141,097
City of Forest Lake Revenue, MN:
Series A, 5.00%, 7/1/2041	365,000	340,870
Series A, 5.00%, 7/1/2056	2,125,000	1,847,334
Series A, 5.38%, 8/1/2050	1,000,000	1,008,220
City of Maple Grove Revenue, MN 3.50%, 5/1/2034	100,000	91,589
City of Minneapolis Revenue, MN Series A, 5.00%, 12/1/2047 (b)	300,000	280,950
City of Rochester Revenue, MN:
Series A, 4.50%, 8/1/2042	1,100,000	904,719
Series A, 5.00%, 8/1/2048	1,050,000	872,477
City of St. Cloud Revenue, MN Series A, 5.00%, 4/1/2046	150,000	125,320
City of St. Paul Park Revenue, MN 5.00%, 9/1/2042	145,000	144,999
Cuyuna Range Hospital, Inc. Revenue, MN 5.75%, 5/1/2053	2,500,000	2,569,363
Security Description	Principal Amount	Value
Duluth Economic Development Authority Revenue, MN Series A, 4.25%, 2/15/2048	$1,000,000	$960,312
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue, MN:
Series A, 4.63%, 3/1/2043	235,000	206,631
Series A, 5.00%, 12/1/2041	500,000	502,531
Series A, 5.00%, 9/1/2043	1,315,000	1,318,124
Series A, 5.00%, 11/15/2047	995,000	1,001,418
5.25%, 3/1/2043 (b)	1,205,000	1,210,465
Series A, 5.30%, 7/1/2045	500,000	500,362
5.50%, 3/1/2053 (b)	1,765,000	1,796,200
St. Paul Port Authority Revenue, MN Series 7, 4.50%, 10/1/2037 (b)	255,000	245,556
Woodbury Housing & Redevelopment Authority Revenue, MN 5.00%, 12/1/2029	225,000	225,051
		16,955,866
MISSISSIPPI — 0.4%
County of Warren Revenue, MS Series C, VRN, 1.38%, 8/1/2027 (a)	1,100,000	1,086,264
Mississippi Business Finance Corp. Revenue, MS 4.55%, 12/1/2028	320,000	320,024
Mississippi Development Bank Revenue, MS:
Assured Guaranty Municipal Corp., 3.50%, 9/1/2034 (f)	300,000	285,075
4.00%, 10/1/2035 (b)	500,000	443,239
4.00%, 10/1/2041 (b)	1,000,000	818,637
Mississippi Hospital Equipment & Facilities Authority Revenue, MS:
Series A, 5.00%, 9/1/2041	3,100,000	3,112,077
Series A, 5.00%, 9/1/2046	3,150,000	3,151,284
State of Mississippi Gaming Tax Revenue, MS:
Series A, 5.00%, 10/15/2032	605,000	634,635
Series A, 5.00%, 10/15/2036	500,000	517,941
		10,369,176
MISSOURI — 1.0%
Cape Girardeau County Industrial Development Authority Revenue, MO:
3.00%, 3/1/2046	370,000	287,479
4.00%, 3/1/2041	120,000	114,097
4.00%, 3/1/2046	100,000	93,758
Cape Girardeau County Industrial Development Authority, Special Obligation, MO 5.75%, 5/1/2054 (b)	3,000,000	2,858,293

See accompanying notes to financial statements.
44

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
City of Jennings Revenue, MO 5.00%, 11/1/2049 (d)	$106,256	$19,126
City of St. Ann, Special Obligation, MO Series A, 4.63%, 11/1/2030 (b)	75,000	73,570
City of St. Louis Airport Revenue, MO National Public Finance Guarantee Corp., 5.50%, 7/1/2031 (f)	245,000	277,952
County of Boone Revenue, MO:
4.00%, 8/1/2038	150,000	109,434
5.00%, 8/1/2029	70,000	64,519
5.00%, 8/1/2030	530,000	482,383
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
3.00%, 6/1/2053	2,475,000	1,832,908
4.00%, 6/1/2053	450,000	416,066
Series C, 4.00%, 11/15/2049	3,000,000	2,831,247
4.25%, 8/1/2035	280,000	270,244
4.25%, 12/1/2042 (b)	450,000	417,545
Series A, 5.00%, 2/1/2036	650,000	655,000
Series A, 5.00%, 2/1/2042	115,000	117,036
Series A, 5.25%, 2/1/2048	1,070,000	1,118,846
Series A, 5.25%, 2/1/2054	640,000	663,450
I-470 Western Gateway Transportation Development District Revenue, MO Series A, 5.25%, 12/1/2048 (b)	1,000,000	1,001,209
Industrial Development Authority of St. Joseph Missouri Revenue, MO Series A, 4.63%, 1/1/2045	830,000	627,703
Industrial Development Authority of the City of St. Louis Missouri Revenue, MO:
Series A, 4.75%, 11/15/2047	1,625,000	1,348,815
Series A, 5.50%, 6/15/2042 (b)	500,000	477,324
Series A, 5.63%, 6/15/2053 (b)	400,000	377,558
Series A, 5.75%, 6/15/2054	500,000	508,486
Kansas City Industrial Development Authority Revenue, MO:
Series D, 2.00%, 11/15/2046	200,616	9,354
Series A-1, 5.00%, 6/1/2046 (b)	1,950,000	1,945,937
Series B, AMT, 5.00%, 3/1/2033	760,000	790,358
Series B, 5.00%, 11/15/2046	449,515	308,694
Kirkwood Industrial Development Authority Revenue, MO Series A, 5.25%, 5/15/2050	3,000,000	2,648,883
Security Description	Principal Amount	Value
Lees Summit Industrial Development Authority Revenue, MO:
Series A, 5.00%, 8/15/2032	$730,000	$737,860
Series A, 5.00%, 8/15/2051	1,000,000	883,739
Lees Summit Industrial Development Authority, Special Assessment, MO 6.00%, 5/1/2042	435,000	404,741
Missouri Development Finance Board Revenue, MO Series C, 3.50%, 3/1/2031	265,000	254,472
St. Louis County Industrial Development Authority Revenue, MO:
5.00%, 9/1/2042	150,000	147,948
Series A, 5.00%, 12/1/2025	45,000	44,908
Series A, 5.00%, 9/1/2038	350,000	352,189
Series A, 5.25%, 9/1/2045 (b)	3,000,000	2,977,899
St. Louis Land Clearance for Redevelopment Authority Revenue, MO 5.00%, 6/1/2040	210,000	211,399
		28,762,429
MONTANA — 0.2%
City of Forsyth Revenue, MT:
Series B, 3.88%, 3/1/2034	4,150,000	4,093,651
Series A, VRN, 3.90%, 3/1/2031 (a)	680,000	672,974
City of Kalispell Revenue, MT Series A, 5.25%, 5/15/2047	100,000	88,933
City of Missoula Water System Revenue, MT Series A, 4.00%, 7/1/2044	210,000	205,966
Montana Facility Finance Authority Revenue, MT Series B, 5.00%, 7/1/2048	325,000	325,861
		5,387,385
NEBRASKA — 0.1%
Central Plains Energy Project Revenue, NE:
Series A, 5.00%, 9/1/2028	700,000	726,933
Series A, 5.00%, 9/1/2036	1,140,000	1,222,107
Nebraska Public Power District Revenue, NE Series C, 5.00%, 1/1/2030	580,000	628,268
		2,577,308
NEVADA — 0.3%
Carson City Revenue, NV Series A, 5.00%, 9/1/2047	250,000	252,445
City of Las Vegas Special Improvement District No. 816, Special Assessment, NV 3.13%, 6/1/2051	210,000	149,339

See accompanying notes to financial statements.
45

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
City of Las Vegas Special Improvement District No. 817, Special Assessment, NV 6.00%, 6/1/2053	$1,000,000	$1,035,942
City of Sparks Revenue, NV Series A, 2.75%, 6/15/2028 (b)	75,000	73,047
Clark County School District, General Obligation, NV:
Series C, 3.00%, 6/15/2030	120,000	117,386
Series A, 4.00%, 6/15/2035	500,000	504,507
County of Clark Revenue, NV 2.10%, 6/1/2031	395,000	345,272
State of Nevada Department of Business & Industry Revenue, NV:
Series A, 4.50%, 12/15/2029 (b)	500,000	501,325
Series A, 5.00%, 12/15/2038 (b)	750,000	751,707
AMT, 5.75%, 2/15/2038 (b) (d)	1,007,459	4,131
5.88%, 12/15/2027 (b) (d)	405,542	41
6.25%, 12/15/2037 (b) (d)	1,791,611	179
AMT, 6.95%, 2/15/2038 (b) (d)	900,865	3,694
Tahoe-Douglas Visitors Authority Revenue, NV 5.00%, 7/1/2040	3,475,000	3,555,205
		7,294,220
NEW HAMPSHIRE — 1.0%
New Hampshire Business Finance Authority Revenue, NH:
Series B, AMT, VRN, 3.75%, 7/1/2045 (a) (b)	4,950,000	4,172,498
4.00%, 1/1/2051	1,330,000	1,094,342
Series 1-A, 4.13%, 1/20/2034	7,866,813	7,809,149
Series C, AMT, 4.88%, 11/1/2042 (b)	1,855,000	1,763,909
5.00%, 7/1/2031 (b)	915,000	901,969
5.00%, 7/1/2041 (b)	1,855,000	1,702,821
Series C, 5.25%, 7/1/2054	3,500,000	3,599,860
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
4.00%, 7/1/2037 (b)	4,000,000	3,633,409
5.00%, 10/1/2038	3,000,000	3,020,636
		27,698,593
NEW JERSEY — 2.0%
Bayonne Redevelopment Agency Revenue, NJ Series A, 5.38%, 11/1/2035	370,000	322,255
City of Atlantic City, General Obligation, NJ 5.00%, 12/1/2025	120,000	119,689
Security Description	Principal Amount	Value
New Jersey Economic Development Authority Revenue, NJ:
Series B, Assured Guaranty Corp., Zero Coupon, 7/1/2027 (f)	$160,000	$145,469
Series A, 3.38%, 7/1/2030	555,000	529,328
Series A, 4.00%, 11/1/2027	525,000	537,640
Series C, 4.00%, 6/15/2047	155,000	150,874
Series MMM, 4.00%, 6/15/2036	335,000	337,364
Series QQQ, 4.00%, 6/15/2050	210,000	201,223
Series A, 4.13%, 7/1/2030	110,000	105,632
Series AAA, 4.13%, 6/15/2025	365,000	366,419
Series XX, 4.38%, 6/15/2027	175,000	175,519
AMT, 5.00%, 10/1/2037	100,000	102,082
AMT, 5.00%, 10/1/2047	3,745,000	3,776,865
Series A, 5.00%, 6/1/2036	490,000	491,524
Series A, 5.00%, 11/1/2044	500,000	518,051
Series A, 5.00%, 6/15/2047	510,000	519,310
Series C, 5.00%, 6/15/2047	365,000	371,359
Series DDD, 5.00%, 6/15/2027	500,000	522,131
Series PP, 5.00%, 6/15/2025	100,000	100,066
Series WW, 5.00%, 6/15/2035	500,000	504,416
Series WW, 5.00%, 6/15/2036	240,000	242,120
Series WW, 5.00%, 6/15/2037	390,000	393,444
AMT, Assured Guaranty Municipal Corp., 5.13%, 1/1/2039 (f)	720,000	720,565
5.25%, 9/15/2029	45,000	45,045
5.25%, 1/1/2044	750,000	724,812
Series B, AMT, 5.63%, 11/15/2030	2,500,000	2,506,824
New Jersey Economic Development, NJ Zero Coupon, 11/1/2031 (g)	1,000,000	—
New Jersey Educational Facilities Authority Revenue, NJ:
Series A, 3.00%, 7/1/2050	655,000	498,770
3.50%, 6/15/2027	125,000	125,051
Series G, 3.50%, 7/1/2031	215,000	212,663
Series B, 5.00%, 9/1/2036	300,000	305,341
Series B, 5.50%, 9/1/2032	150,000	154,465
New Jersey Health Care Facilities Financing Authority Revenue, NJ:
4.00%, 7/1/2039	520,000	520,927
4.00%, 7/1/2048	175,000	155,851
5.00%, 10/1/2026	500,000	515,723
5.00%, 10/1/2028	100,000	105,525
5.00%, 7/1/2041	2,000,000	2,012,605
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series A, Zero Coupon, 12/15/2030	265,000	214,745

See accompanying notes to financial statements.
46

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, Zero Coupon, 12/15/2033	$285,000	$203,988
Series A, Zero Coupon, 12/15/2035	615,000	402,504
Series C, American Municipal Bond Assurance Corp., Zero Coupon, 12/15/2028 (f)	70,000	61,226
Series AA, 3.75%, 6/15/2033	500,000	493,065
Series AA, 4.00%, 6/15/2040	2,660,000	2,623,712
Series AA, 4.00%, 6/15/2045	3,000,000	2,896,469
Series BB, 4.00%, 6/15/2036	200,000	200,855
Series BB, 4.00%, 6/15/2044	4,140,000	4,016,744
Series A, 5.00%, 12/15/2028	100,000	106,872
Series A, 5.00%, 12/15/2029	350,000	372,628
Series AA, 5.00%, 6/15/2038	440,000	440,247
Series BB, 5.00%, 6/15/2046	4,250,000	4,537,862
Series BB, 5.00%, 6/15/2050	500,000	539,124
New Jersey Turnpike Authority Revenue, NJ:
Series A, 4.00%, 1/1/2042	2,000,000	2,002,267
Series E, 5.00%, 1/1/2034	300,000	300,000
Series B, 5.25%, 1/1/2049	5,000,000	5,505,748
Newark Housing Authority Revenue, NJ National Public Finance Guarantee Corp., 5.00%, 1/1/2032 (f)	435,000	460,523
South Jersey Port Corp. Revenue, NJ:
Series B, AMT, 5.00%, 1/1/2036	150,000	154,323
Series B, AMT, 5.00%, 1/1/2048	500,000	503,651
South Jersey Transportation Authority Revenue, NJ Series A, 5.00%, 11/1/2039	2,000,000	2,001,602
Tobacco Settlement Financing Corp. Revenue, NJ:
Series A, 5.00%, 6/1/2029	175,000	183,166
Series A, 5.00%, 6/1/2046	780,000	792,308
Series B, 5.00%, 6/1/2046	5,130,000	5,123,084
Series A, 5.25%, 6/1/2046	1,905,000	1,952,397
		55,226,057
NEW MEXICO — 0.3%
City of Farmington Revenue, NM Series B, 2.15%, 4/1/2033	3,135,000	2,547,057
City of Santa Fe Revenue, NM Series A, 5.00%, 5/15/2044	330,000	330,262
Mariposa East Public Improvement District, Special Assessment, NM Series C, 5.90%, 9/1/2032	135,000	128,905
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 5.00%, 7/1/2049	500,000	464,167
Security Description	Principal Amount	Value
Winrock Town Center Tax Increment Development District No. 1, Special Obligation, NM 4.25%, 5/1/2040 (b)	$4,000,000	$3,722,839
		7,193,230
NEW YORK — 8.7%
Babylon L D Corp. II Revenue, NY Series A, 6.65%, 2/1/2053	250,000	255,299
Brookhaven Local Development Corp. Revenue, NY Series A, 5.00%, 10/1/2050	2,410,000	2,497,339
Brooklyn Arena Local Development Corp. Revenue, NY:
Zero Coupon, 7/15/2047	440,000	148,772
Series A, 5.00%, 7/15/2042	4,250,000	4,298,703
Buffalo & Erie County Industrial Land Development Corp. Revenue, NY 5.25%, 7/1/2035	500,000	490,604
Build NYC Resource Corp. Revenue, NY:
AMT, 5.00%, 1/1/2035 (b)	265,000	265,138
5.00%, 11/1/2039	250,000	152,500
5.00%, 8/1/2047	1,040,000	1,030,473
Series A, 5.00%, 6/1/2047 (b)	150,000	148,949
Series A, 5.00%, 6/15/2051 (b)	1,500,000	1,433,705
Series B-1, 5.00%, 6/1/2055 (b)	1,215,000	1,036,993
5.25%, 11/1/2034	250,000	152,500
Series A, 5.25%, 6/15/2043 (b)	1,050,000	1,072,970
Series A1, 5.25%, 6/1/2040 (b)	720,000	704,343
5.50%, 11/1/2044	895,000	545,950
Series A1, 5.50%, 6/1/2055 (b)	610,000	562,767
5.75%, 6/1/2042 (b)	1,000,000	1,060,411
Series B, 7.00%, 4/15/2053 (b)	2,000,000	2,242,506
City of Poughkeepsie, General Obligation, NY 5.00%, 6/1/2031	600,000	608,496
County of Sullivan, Special Assessment, NY Series A-2, 5.35%, 11/1/2049 (b)	2,000,000	2,005,508
Dutchess County Local Development Corp. Revenue, NY:
Series B, 4.00%, 7/1/2037	2,140,000	2,079,497
Series B, 4.00%, 7/1/2044	400,000	369,795
Series B, 4.00%, 7/1/2049	400,000	357,486
Series A, 5.00%, 7/1/2045	725,000	727,504

See accompanying notes to financial statements.
47

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2051	$800,000	$807,578
Series B, 5.00%, 7/1/2027	770,000	782,871
Erie Tobacco Asset Securitization Corp. Revenue, NY:
Series C, Zero Coupon, 6/1/2050 (b)	20,250,000	2,441,512
Series A, 5.00%, 6/1/2038	175,000	164,847
Series A, 5.00%, 6/1/2045	3,635,000	3,250,190
Glen Cove Local Economic Assistance Corp. Revenue, NY:
Series B, Zero Coupon, 1/1/2045	1,865,000	516,380
Series A, 5.00%, 1/1/2056	3,500,000	2,929,584
Series C, 5.63%, 1/1/2055 (a)	620,000	567,148
Hempstead Town Local Development Corp. Revenue, NY Series A, 5.53%, 2/1/2040	850,000	818,015
Jefferson County Civic Facility Development Corp. Revenue, NY Series A, 5.00%, 11/1/2037	2,800,000	2,744,167
Long Island Power Authority Revenue, NY:
Series A, 3.00%, 9/1/2040	540,000	464,099
Series A, 5.00%, 9/1/2037	540,000	586,546
Series A, 5.00%, 9/1/2038	485,000	525,160
Metropolitan Transportation Authority Revenue, NY:
Series C-2, Zero Coupon, 11/15/2027	715,000	644,841
Series C-2, Zero Coupon, 11/15/2032	300,000	221,116
Series D, 3.00%, 11/15/2032	215,000	198,710
Series C1, 3.25%, 11/15/2036	290,000	258,834
Series A-1, Assured Guaranty Municipal Corp., 4.00%, 11/15/2041 (f)	10,000	9,903
Series D, 4.00%, 11/15/2042	7,120,000	6,854,346
Series E, 4.00%, 11/15/2045	1,500,000	1,427,421
Series A-1, 5.00%, 11/15/2040	560,000	561,263
Series A-1, 5.00%, 11/15/2047	520,000	538,152
Series B, 5.00%, 11/15/2026	115,000	118,805
Series B, 5.00%, 11/15/2037	625,000	635,326
Series C1, 5.00%, 11/15/2031	425,000	430,224
Monroe County Industrial Development Corp. Revenue, NY:
5.00%, 1/1/2040	590,000	554,510
5.00%, 1/1/2050	500,000	435,794
Series A, 5.00%, 7/1/2054 (b)	2,000,000	1,990,824
Series A, 5.00%, 7/1/2059 (b)	1,000,000	987,041
Nassau County Local Economic Assistance Corp. Revenue, NY:
Series A, 4.00%, 7/1/2033	750,000	743,995
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2043	$1,240,000	$1,271,192
Nassau County Tobacco Settlement Corp. Revenue, NY:
Series A-3, 5.00%, 6/1/2035	2,385,000	2,187,392
Series A-3, 5.13%, 6/1/2046	1,380,000	1,207,442
Series A2, 5.25%, 6/1/2026 (a)	1,214,867	1,188,505
New York City Housing Development Corp. Revenue, NY:
Series E, 4.38%, 12/15/2031	440,000	445,355
Series F, 5.25%, 12/15/2031	500,000	510,963
New York City Industrial Development Agency Revenue, NY:
Assured Guaranty Corp., Zero Coupon, 3/1/2033 (f)	530,000	380,862
Assured Guaranty Corp., Zero Coupon, 3/1/2036 (f)	340,000	210,339
Assured Guaranty Corp., Zero Coupon, 3/1/2045 (f)	575,000	216,038
Series A, Assured Guaranty Municipal Corp., 5.00%, 1/1/2028 (f)	500,000	526,390
5.75%, 10/1/2037 (d)	1,000,000	640,000
New York Convention Center Development Corp. Revenue, NY:
Series B, Zero Coupon, 11/15/2045	700,000	251,060
5.00%, 11/15/2026	700,000	708,317
5.00%, 11/15/2045	2,170,000	2,177,551
New York Counties Tobacco Trust IV Revenue, NY:
Series A, 5.00%, 6/1/2042	1,545,000	1,417,538
Series A, 5.00%, 6/1/2045	1,000,000	891,775
New York Counties Tobacco Trust V Revenue, NY Zero Coupon, 6/1/2055	10,000,000	838,087
New York Counties Tobacco Trust VI Revenue, NY:
Series C, 2.45%, 6/1/2042	270,000	269,796
Series C, 3.75%, 6/1/2045	225,000	174,046
Series A-2B, 5.00%, 6/1/2045	1,000,000	918,392
New York Liberty Development Corp. Revenue, NY:
Class 1-3, 5.00%, 11/15/2044 (b)	15,300,000	15,308,706
Class 2-3, 5.15%, 11/15/2034 (b)	4,145,000	4,148,566
Class 3-3, 7.25%, 11/15/2044 (b)	2,815,000	2,818,241
New York State Dormitory Authority Revenue, NY:
Series A, 3.00%, 7/1/2031	1,800,000	1,611,234
Series A, 3.00%, 7/1/2033	2,150,000	1,851,966

See accompanying notes to financial statements.
48

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 9/1/2040	$1,870,000	$1,756,510
Series A, 4.00%, 9/1/2045	1,500,000	1,380,981
Series A, 4.00%, 9/1/2050	565,000	506,738
Series A, 5.00%, 8/1/2032	130,000	133,754
Series A, 5.00%, 7/1/2036	500,000	511,134
Series A, 5.00%, 7/1/2040	1,305,000	1,302,868
Series A, 5.00%, 7/1/2046	850,000	860,516
National Public Finance Guarantee Corp., 5.25%, 7/1/2031 (f)	265,000	270,012
5.25%, 10/1/2049	1,340,000	1,413,913
American Municipal Bond Assurance Corp., 5.50%, 7/1/2035 (f)	235,000	247,771
Series A, 5.50%, 5/1/2056	3,000,000	3,220,284
New York State Environmental Facilities Corp. Revenue, NY:
Series R-1, AMT, VRN, 2.75%, 9/1/2050 (a)	3,475,000	3,439,347
Series R-2, AMT, 5.13%, 9/1/2050 (a) (b)	570,000	592,699
New York State Thruway Authority Revenue, NY:
Series N, 3.00%, 1/1/2049	510,000	389,736
Series L, 5.00%, 1/1/2033	610,000	641,302
New York Transportation Development Corp. Revenue, NY:
AMT, 2.25%, 8/1/2026	165,000	160,420
AMT, 3.00%, 8/1/2031	1,030,000	959,886
AMT, 4.00%, 4/30/2053	5,005,000	4,234,501
Series A-P3, AMT, 4.00%, 7/1/2031	2,100,000	2,074,889
Series A-P3, AMT, Assured Guaranty Municipal Corp., 4.00%, 7/1/2037 (f)	100,000	97,439
Series A-P3, AMT, 4.00%, 7/1/2041	5,030,000	4,613,564
Series C, 4.00%, 12/1/2040	1,625,000	1,576,469
Series C, 4.00%, 12/1/2042	2,000,000	1,911,152
AMT, 4.38%, 10/1/2045	5,000,000	4,760,711
AMT, 5.00%, 8/1/2026	1,200,000	1,202,024
AMT, 5.00%, 1/1/2027	350,000	358,315
AMT, 5.00%, 8/1/2031	3,930,000	3,934,897
AMT, 5.00%, 10/1/2035	3,875,000	4,018,690
AMT, 5.00%, 1/1/2036	2,910,000	2,968,647
AMT, 5.00%, 10/1/2040	7,875,000	8,052,485
AMT, 5.00%, 12/1/2040	2,000,000	2,075,318
Series A, AMT, 5.00%, 12/1/2032	1,250,000	1,309,360
Series A, AMT, 5.00%, 12/1/2035	2,210,000	2,295,036
Series A-P3, AMT, 5.00%, 7/1/2030	170,000	170,192
Series A-P3, AMT, 5.00%, 7/1/2041	515,000	515,009
Series C, 5.00%, 12/1/2033	1,000,000	1,072,898
Security Description	Principal Amount	Value
AMT, 5.25%, 8/1/2031	$3,770,000	$3,922,964
AMT, 5.25%, 6/30/2049	1,085,000	1,126,129
Assured Guaranty Municipal Corp., 5.25%, 6/30/2060 (f)	5,750,000	5,993,437
Series A-P3, AMT, 5.25%, 1/1/2050	3,675,000	3,674,918
AMT, 5.38%, 8/1/2036	3,050,000	3,192,137
AMT, 5.38%, 6/30/2060	6,985,000	7,190,654
AMT, 5.50%, 6/30/2054	1,300,000	1,363,683
AMT, 5.50%, 6/30/2060	2,000,000	2,096,552
Series A, AMT, 5.50%, 12/31/2054	5,855,000	6,181,621
Series A, AMT, 5.50%, 12/31/2060	1,640,000	1,730,154
AMT, 5.63%, 4/1/2040	11,000,000	11,684,770
AMT, 6.00%, 4/1/2035	2,000,000	2,227,091
AMT, 6.00%, 6/30/2054	2,160,000	2,310,464
Oneida Indian Nation of New York Revenue, NY Series B, 6.00%, 9/1/2043 (b)	250,000	272,749
Onondaga Civic Development Corp. Revenue, NY Series A, 5.38%, 8/1/2054	470,000	419,708
Port Authority of New York & New Jersey Revenue, NY:
AMT, 4.00%, 11/1/2059	610,000	551,503
Series 194, 5.00%, 10/15/2033	515,000	521,022
Ramapo Local Development Corp. Revenue, NY 5.00%, 3/15/2041	385,000	361,403
Suffolk Regional Off-Track Betting Co. Revenue, NY:
5.75%, 12/1/2044	2,500,000	2,582,623
6.00%, 12/1/2053	1,500,000	1,557,154
Suffolk Tobacco Asset Securitization Corp. Revenue, NY Series A2, 4.00%, 6/1/2050	500,000	443,575
Syracuse Industrial Development Agency Revenue, NY:
Series A, AMT, 5.00%, 1/1/2030	150,000	116,219
Series A, AMT, 5.00%, 1/1/2031	2,070,000	1,592,886
Series A, AMT, 5.00%, 1/1/2032	100,000	76,469
Series A, AMT, 5.00%, 1/1/2033	150,000	114,237
TSASC, Inc. Revenue, NY:
Series A, 5.00%, 6/1/2029	535,000	549,766
Series B, 5.00%, 6/1/2045	3,000,000	2,758,574
Series B, 5.00%, 6/1/2048	5,950,000	5,450,898
Westchester County Healthcare Corp. Revenue, NY Series A, 5.00%, 11/1/2044	324,000	300,861

See accompanying notes to financial statements.
49

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Westchester County Industrial Development Agency Revenue, NY Series A, AMT, 7.00%, 6/1/2046 (b)	$700,000	$733,121
Westchester County Local Development Corp. Revenue, NY:
3.75%, 11/1/2037	275,000	236,492
Series A, 4.50%, 7/1/2056 (b)	3,000,000	2,685,685
5.00%, 11/1/2046	2,665,000	2,561,092
Series A, 5.00%, 7/1/2036 (b)	3,015,000	3,100,700
6.25%, 11/1/2052	1,585,000	1,771,093
Westchester Tobacco Asset Securitization Corp. Revenue, NY Series C, 5.13%, 6/1/2051	165,000	155,115
		246,264,149
NORTH CAROLINA — 0.7%
North Carolina Department of Transportation Revenue, NC:
AMT, 5.00%, 12/31/2037	250,000	250,451
AMT, 5.00%, 6/30/2054	575,000	571,383
North Carolina Medical Care Commission Revenue, NC:
Series A, 4.00%, 7/1/2044	500,000	438,292
Series A, 4.00%, 3/1/2051	1,500,000	1,261,492
Series A, 4.00%, 11/1/2052	2,555,000	2,406,302
5.00%, 7/1/2045	500,000	364,463
Series A, 5.00%, 7/1/2044	500,000	500,039
Series B, 5.00%, 9/1/2054	1,340,000	1,340,112
5.25%, 12/1/2049	1,500,000	1,594,301
5.25%, 12/1/2054	1,500,000	1,581,995
North Carolina Turnpike Authority Revenue, NC:
5.00%, 1/1/2049	3,000,000	3,079,490
Series A, 5.00%, 7/1/2047	1,300,000	1,310,922
Series A, Assured Guaranty Municipal Corp., 5.00%, 1/1/2058 (f)	5,535,000	5,808,423
		20,507,665
NORTH DAKOTA — 0.4%
City of Grand Forks Revenue, ND:
4.00%, 12/1/2037	1,600,000	1,505,875
4.00%, 12/1/2038	2,300,000	2,143,523
County of Ward Revenue, ND Series C, 5.00%, 6/1/2053	6,750,000	6,757,065
University of North Dakota, Certificate Participation, ND Series A, Assured Guaranty Municipal Corp., 2.50%, 6/1/2054 (f)	500,000	303,135
Security Description	Principal Amount	Value
Williston Parks & Recreation District Revenue, ND Series A, 4.00%, 3/1/2032	$75,000	$67,790
		10,777,388
OHIO — 4.3%
Akron Bath Copley Joint Township Hospital District Revenue, OH 4.00%, 11/15/2038	600,000	567,610
Buckeye Tobacco Settlement Financing Authority Revenue, OH:
Series B-3, Class 2, Zero Coupon, 6/1/2057	20,000,000	1,804,692
Series A-2, Class 1, 3.00%, 6/1/2048	3,000,000	2,165,918
Series A-2, Class 1, 5.00%, 6/1/2035	540,000	565,839
Series B-2, Class 2, 5.00%, 6/1/2055	48,325,000	42,828,239
City of Centerville Revenue, OH 5.25%, 11/1/2047	3,190,000	3,039,763
City of Chillicothe Revenue, OH 5.00%, 12/1/2037	285,000	292,094
City of Cleveland Revenue, OH 5.38%, 9/15/2027	1,320,000	1,321,381
Cleveland-Cuyahoga County Port Authority, Special Obligation, OH Series B, 4.50%, 12/1/2055 (b)	1,100,000	944,852
County of Allen Hospital Facilities Revenue, OH Series A, 4.00%, 11/1/2044	690,000	637,092
County of Butler Revenue, OH 5.00%, 11/15/2045	2,000,000	1,967,158
County of Cuyahoga Revenue, OH:
5.00%, 2/15/2057	200,000	200,219
5.25%, 2/15/2047	2,000,000	2,026,879
5.50%, 2/15/2052	3,000,000	3,047,298
County of Franklin Revenue, OH:
5.25%, 7/1/2041	1,000,000	1,033,352
5.50%, 7/1/2041	1,500,000	1,581,336
County of Hamilton Revenue, OH:
Series A, 3.75%, 8/15/2050	750,000	669,169
5.00%, 1/1/2051	750,000	710,550
County of Lucas Revenue, OH:
Series A, Assured Guaranty Municipal Corp., 4.13%, 11/15/2042 (f)	600,000	582,695
Series A, 5.25%, 11/15/2048	4,585,000	4,626,792
County of Miami Revenue, OH 5.00%, 8/1/2045	2,000,000	2,042,486

See accompanying notes to financial statements.
50

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
County of Montgomery Revenue, OH:
Series A, 5.00%, 11/15/2034	$3,460,000	$3,602,658
5.25%, 9/1/2049	1,100,000	1,161,151
Series A, 6.25%, 4/1/2049 (b) (d)	401,671	28,117
County of Muskingum Revenue, OH:
5.00%, 2/15/2033	1,000,000	1,003,765
5.00%, 2/15/2044	200,000	196,360
5.00%, 2/15/2048	4,390,000	4,278,098
County of Washington Revenue, OH 6.38%, 12/1/2037	2,000,000	2,172,355
Franklin County Convention Facilities Authority Hotel Project Revenue, OH:
5.00%, 12/1/2044	670,000	654,538
5.00%, 12/1/2051	2,060,000	1,969,422
Jefferson County Port Authority Revenue, OH 5.00%, 12/1/2053 (a) (b)	6,365,000	6,441,556
Lake County Port & Economic Development Authority Revenue, OH Series A, 6.75%, 12/1/2052 (b) (d)	550,000	15,180
Ohio Air Quality Development Authority Revenue, OH:
Series B, AMT, VRN, 2.60%, 6/1/2041 (a)	200,000	185,708
Series A, 3.25%, 9/1/2029	3,000,000	2,905,990
AMT, 4.25%, 1/15/2038 (b)	215,000	211,358
Series A, AMT, VRN, 4.25%, 11/1/2039 (a)	3,990,000	4,023,495
AMT, 4.50%, 1/15/2048 (b)	1,000,000	952,065
AMT, 5.00%, 7/1/2049 (b)	8,255,000	7,684,717
Ohio Higher Educational Facility Commission Revenue, OH:
3.25%, 12/1/2036	100,000	92,523
4.00%, 10/1/2050	1,000,000	851,487
Series A, 5.00%, 12/1/2050	1,000,000	946,098
Port of Greater Cincinnati Development Authority Revenue, OH Series B, 5.00%, 12/1/2046	240,000	230,635
Southeastern Ohio Port Authority Revenue, OH:
5.00%, 12/1/2043	2,465,000	2,214,437
5.50%, 12/1/2043	400,000	381,953
Summit County Development Finance Authority Revenue, OH:
5.63%, 12/1/2048	2,000,000	2,129,833
6.00%, 12/1/2058	3,000,000	3,248,584
		120,237,497
Security Description	Principal Amount	Value
OKLAHOMA — 0.6%
Norman Regional Hospital Authority Revenue, OK 3.25%, 9/1/2039	$555,000	$406,246
Oklahoma Development Finance Authority Revenue, OK:
5.00%, 7/1/2035	580,000	572,980
Series B, 5.00%, 8/15/2028	400,000	413,454
Series B, 5.00%, 8/15/2033	3,000,000	3,081,346
Series B, 5.00%, 8/15/2038	350,000	356,263
Series B, 5.25%, 8/15/2043	5,000,000	5,081,344
Series B, 5.50%, 8/15/2057	2,500,000	2,538,973
Payne County Economic Development Authority Revenue, OK:
Series B2, 4.75%, 11/1/2023 (d)	199,640	409
Series A, 6.88%, 11/1/2046 (d)	33,273	68
Tulsa Airports Improvement Trust Revenue, OK:
AMT, VRN, 5.00%, 6/1/2035 (a)	1,000,000	1,003,956
Series B, AMT, 5.50%, 12/1/2035	700,000	701,207
Series C, AMT, 5.50%, 12/1/2035	1,500,000	1,502,587
		15,658,833
OREGON — 0.4%
Astoria Hospital Facilities Authority Revenue, OR 5.25%, 8/1/2049	1,050,000	1,109,546
Hospital Facilities Authority of Multnomah County Oregon Revenue, OR:
Series A, 4.00%, 12/1/2051	1,155,000	872,419
Series A, 4.00%, 12/1/2056	2,500,000	1,832,562
Oregon State Facilities Authority Revenue, OR Series A, 5.00%, 6/1/2046	1,000,000	1,007,743
Polk County Hospital Facility Authority Revenue, OR Series A, 5.38%, 7/1/2045	1,630,000	1,630,918
Port of Portland Airport Revenue, OR Series 27-A, AMT, 5.00%, 7/1/2038	605,000	627,308
Salem Hospital Facility Authority Revenue, OR:
4.00%, 5/15/2040	710,000	641,671
4.00%, 5/15/2057	1,500,000	1,165,586
Yamhill County Hospital Authority Revenue, OR:
Series A, 5.00%, 11/15/2036	300,000	286,258
Series A, 5.00%, 11/15/2046	640,000	559,888
Series A, 5.00%, 11/15/2051	2,200,000	1,862,141

See accompanying notes to financial statements.
51

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/15/2056	$500,000	$415,339
		12,011,379
PENNSYLVANIA — 3.6%
Allegheny County Airport Authority Revenue, PA Series A, AMT, 5.00%, 1/1/2051	625,000	638,713
Allegheny County Sanitary Authority Revenue, PA 5.00%, 12/1/2045	950,000	957,784
Allentown Commercial & Industrial Development Authority Revenue, PA:
5.00%, 7/1/2050 (b)	1,250,000	1,208,878
5.00%, 7/1/2059 (b)	3,750,000	3,569,485
Allentown Neighborhood Improvement Zone Development Authority Revenue, PA:
5.00%, 5/1/2042 (b)	12,355,000	12,393,202
Series A, 5.25%, 5/1/2042 (b)	400,000	405,490
6.25%, 5/1/2042 (b)	1,000,000	1,006,169
Berks County Municipal Authority Revenue, PA:
Series B-1, Zero Coupon, 6/30/2044 (e)	3,866,000	2,714,781
Series A-3, 5.00%, 6/30/2039	7,828,000	7,545,997
Series A-2A, 6.00%, 6/30/2034	582,000	622,467
Bucks County Industrial Development Authority Revenue, PA:
5.00%, 7/1/2037	2,565,000	2,651,768
5.00%, 7/1/2039	2,850,000	2,924,701
Centre County Hospital Authority Revenue, PA Series A, 3.75%, 11/15/2041	385,000	350,433
Chambersburg Area Municipal Authority Revenue, PA 6.00%, 10/1/2048	500,000	491,083
Chester County Health & Education Facilities Authority Revenue, PA 5.00%, 12/1/2051	975,000	697,508
City of Philadelphia Water & Wastewater Revenue, PA:
Series A, 5.00%, 11/1/2045	500,000	526,421
Series A, 5.00%, 10/1/2047	545,000	557,656
City of Philadelphia, General Obligation, PA:
Series B, 5.00%, 8/1/2033	110,000	110,770
Series B, 5.00%, 2/1/2037	775,000	822,376
County of Lehigh Revenue, PA:
Series A, 4.00%, 7/1/2049	2,000,000	1,817,531
Series A, 5.00%, 7/1/2027	155,000	160,952
Security Description	Principal Amount	Value
Cumberland County Municipal Authority Revenue, PA 5.00%, 1/1/2038	$440,000	$440,094
Dauphin County General Authority Revenue, PA:
5.00%, 10/15/2027 (b)	365,000	342,394
6.25%, 10/15/2053 (b)	2,800,000	2,150,841
Delaware County Authority Revenue, PA:
4.00%, 8/1/2040	100,000	100,043
4.00%, 8/1/2045	170,000	164,468
5.25%, 10/1/2032	115,000	114,727
Delaware County Industrial Development Authority Revenue, PA Series A, 5.13%, 6/1/2046 (b)	995,000	990,083
Delaware River Joint Toll Bridge Commission Revenue, PA 5.00%, 7/1/2042	500,000	513,096
Delaware Valley Regional Finance Authority Revenue, PA 5.75%, 7/1/2032	995,000	1,138,033
Doylestown Hospital Authority Revenue, PA:
Series A, 5.00%, 7/1/2046	110,000	111,105
Series A, 5.00%, 7/1/2049	2,375,000	2,433,206
DuBois Hospital Authority Revenue, PA 5.00%, 7/15/2043	2,000,000	1,963,260
Fulton County Industrial Development Authority Revenue, PA 4.00%, 7/1/2028	695,000	667,802
Geisinger Authority Revenue, PA Series A, 4.00%, 4/1/2050	2,500,000	2,330,433
Hazleton Area School District, General Obligation, PA Series B, National Public Finance Guarantee Corp., State Aid Withholding, Zero Coupon, 3/1/2025 (f)	160,000	159,032
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue, PA:
5.00%, 7/1/2026	325,000	329,049
5.00%, 7/1/2031	845,000	860,820
Lancaster County Hospital Authority Revenue, PA:
5.00%, 3/1/2045	390,000	337,407
Series A, 5.00%, 12/1/2047	100,000	83,200
5.13%, 7/1/2037	390,000	390,408
5.25%, 7/1/2041	180,000	178,862
Lancaster Municipal Authority Revenue, PA Series A, 5.00%, 5/1/2049	900,000	922,336

See accompanying notes to financial statements.
52

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Lehigh County General Purpose Authority Revenue, PA:
3.25%, 11/1/2041	$140,000	$113,364
4.00%, 11/1/2041	250,000	234,389
Monroe County Industrial Development Authority, Special Obligation, PA 6.88%, 7/1/2033 (b)	170,000	169,172
Montgomery County Higher Education & Health Authority Revenue, PA:
5.00%, 9/1/2028	500,000	524,761
5.00%, 12/1/2032	250,000	254,725
Series A, 5.00%, 10/1/2026	110,000	110,007
Series A, 5.00%, 9/1/2031	325,000	339,176
Series A, 5.00%, 9/1/2035	300,000	310,820
Montgomery County Industrial Development Authority Revenue, PA:
5.00%, 1/1/2030	1,040,000	1,039,920
5.00%, 11/15/2036	100,000	101,688
5.25%, 1/1/2040	205,000	199,444
Moon Industrial Development Authority Revenue, PA 6.00%, 7/1/2045	1,060,000	731,465
Northampton County General Purpose Authority Revenue, PA:
Series A, 5.00%, 8/15/2046	635,000	639,369
Series A, 5.00%, 8/15/2048	630,000	638,088
Penn Hills School District, General Obligation, PA Build America Mutual Assurance Corp., State Aid Withholding, 3.00%, 10/1/2037 (f)	900,000	813,793
Pennsylvania Economic Development Financing Authority Revenue, PA:
Series A-1, 4.00%, 4/15/2050	3,350,000	3,133,328
5.00%, 12/31/2028	360,000	365,594
5.00%, 12/31/2038	3,820,000	3,855,760
Series C, 5.25%, 12/1/2037 (a)	1,000,000	1,011,448
AMT, 5.75%, 6/30/2048	8,270,000	8,871,284
Series A1, 10.00%, 12/1/2040 (b) (d)	345,000	189,750
Series A2, AMT, 10.00%, 12/1/2040 (b) (d)	345,000	189,750
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
Series AT-1, ETM, 3.00%, 6/15/2045	615,000	485,449
5.00%, 5/1/2035	150,000	151,104
5.00%, 5/1/2037	2,000,000	1,666,273
5.00%, 5/1/2042	500,000	391,517
Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/2036	$980,000	$980,314
Series A, Assured Guaranty Municipal Corp., 5.00%, 5/1/2038 (f)	555,000	588,264
Series A, Assured Guaranty Municipal Corp., 5.00%, 5/1/2039 (f)	495,000	523,159
Series A, 5.00%, 9/1/2045	280,000	280,704
Pennsylvania Housing Finance Agency Revenue, PA Series A, 4.25%, 10/1/2035	100,000	100,000
Pennsylvania Turnpike Commission Revenue, PA:
Series A, 4.00%, 12/1/2051	775,000	731,294
Series B, 4.00%, 12/1/2046	500,000	480,380
Series C, 4.00%, 12/1/2038	500,000	505,426
Series 2ND, 5.00%, 12/1/2038	600,000	619,130
Series A, 5.00%, 12/1/2044	500,000	526,153
Series A-1, 5.00%, 12/1/2037	380,000	392,657
Series A2, 5.00%, 12/1/2028 (a)	405,000	419,672
Series B, 5.00%, 12/1/2036	600,000	606,973
Series B, 5.00%, 12/1/2040	855,000	856,657
Series B-1, 5.25%, 6/1/2047	550,000	564,587
Philadelphia Authority for Industrial Development Revenue, PA:
Series A, 4.00%, 11/1/2045	2,930,000	2,731,858
5.00%, 6/15/2050	500,000	455,696
Series A, 5.00%, 7/1/2037	290,000	290,338
Series A, 5.00%, 9/1/2037	575,000	586,544
Series A, 5.00%, 7/1/2042	2,000,000	1,948,130
Series A, 5.38%, 6/15/2050 (b)	570,000	537,238
Redevelopment Authority of The County of Washington, Special Obligation, PA 5.00%, 7/1/2028	310,000	310,942
School District of Philadelphia, General Obligation, PA Series F, State Aid Withholding, 5.00%, 9/1/2038	860,000	871,272
Scranton Redevelopment Authority Revenue, PA Series A, 5.00%, 11/15/2028	115,000	115,043
State Public School Building Authority Revenue, PA Series A, State Aid Withholding, 5.00%, 6/1/2027	880,000	904,017
West Shore Area Authority Revenue, PA Series A, 5.00%, 7/1/2030	150,000	150,261
		102,503,011

See accompanying notes to financial statements.
53

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
PUERTO RICO — 10.9%
Children's Trust Fund Revenue, PR:
Series A, Zero Coupon, 5/15/2050	$8,000,000	$1,510,513
Series A, Zero Coupon, 5/15/2057	175,000,000	11,567,552
Series B, Zero Coupon, 5/15/2057	13,200,000	759,129
5.50%, 5/15/2039	525,000	527,784
5.63%, 5/15/2043	3,790,000	3,836,328
Commonwealth of Puerto Rico, General Obligation, PR:
Series A1, 4.00%, 7/1/2033	7,000,000	6,893,605
Series A1, 4.00%, 7/1/2035	10,384,000	10,122,749
Series A1, 4.00%, 7/1/2037	9,287,000	8,955,779
Series A1, 4.00%, 7/1/2041	21,607,000	20,429,758
Series A1, 4.00%, 7/1/2046	18,113,000	16,820,436
Series A1, 5.63%, 7/1/2027	1,500,000	1,554,522
Series A1, 5.63%, 7/1/2029	5,000,000	5,326,171
Series A1, 5.75%, 7/1/2031	10,000,000	10,935,943
PRIFA Custodial Trust, General Obligation, PR Zero Coupon, 3/15/2049	100,000	38,254
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, PR:
Series A, 4.00%, 7/1/2042 (b)	2,400,000	2,254,312
Series B, 4.00%, 7/1/2042 (b)	7,305,000	6,895,415
Series B, 4.00%, 7/1/2047 (b)	2,585,000	2,359,758
Series A, 5.00%, 7/1/2033 (b)	275,000	286,846
Series A, 5.00%, 7/1/2047 (b)	8,465,000	8,551,092
Series B, 5.00%, 7/1/2025 (b)	990,000	993,645
Series B, 5.00%, 7/1/2029 (b)	1,090,000	1,131,064
Series B, 5.00%, 7/1/2033 (b)	8,615,000	8,986,098
Series B, 5.00%, 7/1/2037 (b)	3,035,000	3,127,690
Puerto Rico Electric Power Authority Revenue, PR:
Series RR, XL Capital Insurance, Inc., 5.00%, 7/1/2026 (f)	140,000	139,408
Series V V, Assured Guaranty Municipal Corp., 5.25%, 7/1/2027 (f)	920,000	918,952
Series VV, National Public Finance Guarantee Corp., 5.25%, 7/1/2025 (f)	710,000	708,784
Series VV, National Public Finance Guarantee Corp., 5.25%, 7/1/2026 (f)	795,000	788,620
Series VV, National Public Finance Guarantee Corp., 5.25%, 7/1/2034 (f)	770,000	758,022
Security Description	Principal Amount	Value
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, PR:
5.00%, 10/1/2042	$515,000	$516,150
Series A, National Public Finance Guarantee Corp., 5.00%, 7/1/2033 (f)	400,000	400,300
Series 2023-A-2, AMT, 6.50%, 1/1/2042	500,000	590,183
Series 2023-A-1, AMT, 6.75%, 1/1/2045	1,500,000	1,783,176
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR:
Series A-1, Zero Coupon, 7/1/2033	6,703,000	4,719,692
Series A-1, Zero Coupon, 7/1/2046	19,655,000	6,322,672
Series A2, 4.33%, 7/1/2040	21,800,000	21,524,908
Series A2, 4.54%, 7/1/2053	3,058,000	2,981,007
Series A-1, 4.55%, 7/1/2040	5,290,330	5,291,616
Series A2, 4.55%, 7/1/2040	100,000	87,404
Series A-1, 4.75%, 7/1/2053	26,025,000	25,636,457
Series B-1, 4.75%, 7/1/2053	2,996,000	2,951,271
Series A2, 4.78%, 7/1/2058	39,230,000	38,527,987
Series A-1, 5.00%, 7/1/2058	59,413,000	59,190,825
		307,701,877
RHODE ISLAND — 0.4%
Rhode Island Health & Educational Building Corp. Revenue, RI 5.25%, 5/15/2054	750,000	787,305
Tobacco Settlement Financing Corp. Revenue, RI:
Series A, Zero Coupon, 6/1/2052	29,210,000	4,560,811
Series B, Zero Coupon, 6/1/2052	5,000,000	734,555
Series B, 4.50%, 6/1/2045	2,960,000	2,962,206
Series A, 5.00%, 6/1/2040	1,000,000	1,002,548
		10,047,425
SOUTH CAROLINA — 0.7%
Lexington County Health Services District, Inc. Revenue, SC 5.00%, 11/1/2041	1,000,000	1,008,692
South Carolina Jobs-Economic Development Authority Revenue, SC:
Series A, 4.00%, 6/1/2046 (b)	600,000	454,586
5.00%, 11/1/2037	500,000	494,635
5.00%, 1/1/2055 (b)	3,000,000	2,606,210
Series A, 5.00%, 5/1/2043	2,440,000	2,485,757
Series A, 5.13%, 6/15/2042 (b)	1,000,000	950,816

See accompanying notes to financial statements.
54

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 11/15/2047	$1,750,000	$1,753,207
Series A, 5.25%, 8/15/2033	100,000	101,569
5.75%, 11/15/2054	500,000	526,904
Series B-1, 5.75%, 11/15/2029	2,000,000	2,000,107
Series A, 7.13%, 6/15/2053 (b)	1,000,000	1,038,792
Series A, 7.25%, 6/15/2058 (b)	1,325,000	1,376,146
South Carolina Ports Authority Revenue, SC AMT, 4.00%, 7/1/2040	245,000	238,627
South Carolina Public Service Authority Revenue, SC:
Series A, 4.00%, 12/1/2034	410,000	413,210
Series A, 4.00%, 12/1/2052	2,000,000	1,822,503
Series B, 4.00%, 12/1/2038	2,365,000	2,337,079
Series B, 4.00%, 12/1/2056	360,000	324,394
Spartanburg Regional Health Services District Revenue, SC Series A, 3.63%, 4/15/2039	195,000	184,974
		20,118,208
SOUTH DAKOTA — 0.1%
County of Lincoln Revenue, SD Series A, 4.00%, 8/1/2041	250,000	223,508
South Dakota Health & Educational Facilities Authority Revenue, SD:
5.00%, 9/1/2028	100,000	104,092
5.00%, 9/1/2032	215,000	222,682
5.00%, 7/1/2046	1,000,000	1,011,297
		1,561,579
TENNESSEE — 0.6%
Bristol Industrial Development Board Revenue, TN:
Series B, Zero Coupon, 12/1/2031 (b)	3,350,000	2,311,006
Series A, 5.13%, 12/1/2042 (b)	400,000	382,587
Greeneville Health & Educational Facilities Board Revenue, TN Series A, 4.00%, 7/1/2040	650,000	614,176
Knox County Health Educational & Housing Facility Board Revenue, TN:
5.00%, 4/1/2030	500,000	508,812
5.00%, 4/1/2031	240,000	243,887
Memphis-Shelby County Industrial Development Board, Special Obligation, TN Series A, 5.50%, 7/1/2037	100,000	74,840
Metropolitan Government Nashville & Davidson County Industrial Development Board, Special Assessment, TN Series A, 4.00%, 6/1/2051 (b)	1,150,000	993,749
Security Description	Principal Amount	Value
Metropolitan Nashville Airport Authority Revenue, TN Series A, 4.00%, 7/1/2054	$500,000	$476,574
Nashville Metropolitan Development & Housing Agency, Special Obligation, TN 5.13%, 6/1/2036 (b)	430,000	436,178
Shelby County Health & Educational Facilities Board Revenue, TN:
Series A1, 5.00%, 6/1/2044 (b)	415,000	416,963
Series A1, 5.25%, 6/1/2056 (b)	400,000	402,758
Shelby County Health Educational & Housing Facilities Board Revenue, TN:
Series A, 5.00%, 5/1/2029	535,000	551,733
Series A, 5.50%, 9/1/2047	400,000	350,051
Tennergy Corp. Revenue, TN Series A, VRN, 5.50%, 10/1/2053 (a)	4,000,000	4,271,240
Tennessee Energy Acquisition Corp. Revenue, TN:
Series C, 5.00%, 2/1/2027	945,000	956,715
Series B, 5.63%, 9/1/2026	3,405,000	3,501,031
		16,492,300
TEXAS — 4.3%
Abilene Convention Center Hotel Development Corp. Revenue, TX Series B, 3.75%, 10/1/2031 (b)	1,500,000	1,364,414
Arlington Higher Education Finance Corp. Revenue, TX:
Series A, 4.00%, 8/15/2041	610,000	531,028
Series A, 4.00%, 8/15/2046	860,000	720,022
VRN, 4.50%, 6/15/2056 (a) (b)	500,000	499,981
4.88%, 6/15/2059 (b)	1,000,000	962,070
5.00%, 6/15/2064 (b)	1,200,000	1,167,744
Series A, 5.00%, 8/15/2048	15,000	14,242
Series A, 5.00%, 6/15/2051	3,500,000	3,167,260
Series A, 6.00%, 2/15/2043 (b)	1,035,000	1,059,888
Series A, 6.13%, 2/15/2053 (b)	1,000,000	1,017,492
6.25%, 6/1/2052 (b)	2,500,000	2,578,574
Austin Convention Enterprises, Inc. Revenue, TX:
Series A, 5.00%, 1/1/2034	400,000	401,762
Series B, 5.00%, 1/1/2032	1,840,000	1,811,043
Series B, 5.00%, 1/1/2034	300,000	292,243
Central Texas Regional Mobility Authority Revenue, TX Series B, 4.00%, 1/1/2041	200,000	194,729

See accompanying notes to financial statements.
55

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
City of Dallas Housing Finance Corp. Revenue, TX Series A, 6.00%, 12/1/2062	$1,000,000	$959,485
City of Denton Utility System Revenue, TX 5.00%, 12/1/2027	630,000	649,199
City of Houston Airport System Revenue, TX:
Series A, AMT, 4.00%, 7/1/2041	2,000,000	1,860,029
Series B-1, AMT, 4.00%, 7/15/2041	2,965,000	2,757,124
Series A, AMT, 5.00%, 7/1/2027	2,360,000	2,400,550
Series B-1, AMT, 5.00%, 7/15/2035	3,905,000	3,912,672
Series B-2, AMT, 5.00%, 7/15/2027	2,500,000	2,543,608
Series C, AMT, 5.00%, 7/15/2027	4,500,000	4,578,514
Series D, 5.00%, 7/1/2029	115,000	122,206
Series B, AMT, 5.50%, 7/15/2036	1,200,000	1,272,026
Series B, AMT, 5.50%, 7/15/2037	1,700,000	1,799,358
Series A, AMT, 6.50%, 7/15/2030	300,000	302,894
City of Lavon, Special Assessment, TX 4.00%, 9/15/2042 (b)	1,000,000	895,123
City of Mesquite, Special Assessment, TX 5.50%, 9/1/2043 (b)	750,000	774,322
Clifton Higher Education Finance Corp. Revenue, TX:
Series A, 3.95%, 12/1/2032	95,000	93,328
Series A, 4.35%, 12/1/2042	290,000	274,933
Series D, 5.25%, 8/15/2027	530,000	533,651
Series D, 5.25%, 8/15/2028	1,000,000	1,006,685
Series A, 6.00%, 6/15/2043 (b)	2,000,000	2,026,567
Series D, 6.13%, 8/15/2048	3,010,000	3,033,306
Dallas County Flood Control District No. 1, General Obligation, TX 5.00%, 4/1/2028 (b)	500,000	496,347
Dallas Fort Worth International Airport Revenue, TX Series 2024, 4.00%, 11/1/2045	2,500,000	2,449,912
El Paso County Hospital District, General Obligation, TX:
4.00%, 8/15/2036	200,000	188,460
4.00%, 8/15/2038	885,000	818,556
5.00%, 8/15/2037	200,000	202,035
Security Description	Principal Amount	Value
Greater Texas Cultural Education Facilities Finance Corp. Revenue, TX Series A, 5.25%, 6/1/2049	$2,500,000	$2,601,139
Gulf Coast Industrial Development Authority Revenue, TX AMT, 4.88%, 5/1/2025	650,000	650,064
Harris County Improvement District No. 18, General Obligation, TX 3.38%, 9/1/2041	120,000	102,173
Harris County Industrial Development Corp. Revenue, TX 4.05%, 11/1/2050 (a)	1,100,000	1,102,929
Harris County-Houston Sports Authority Revenue, TX:
National Public Finance Guarantee Corp., Zero Coupon, 11/15/2040 (f)	5,165,000	2,224,313
Series A, Assured Guaranty Municipal Corp., 3.13%, 11/15/2056 (f)	510,000	370,780
Lower Colorado River Authority Revenue, TX:
5.00%, 5/15/2031	595,000	636,673
5.00%, 5/15/2037	550,000	585,029
Matagorda County Navigation District No. 1 Revenue, TX:
Series B-1, 4.00%, 6/1/2030	3,000,000	2,999,718
Series A, American Municipal Bond Assurance Corp., 4.40%, 5/1/2030 (f)	495,000	512,560
Mesquite Health Facilities Development Corp. Revenue, TX 5.13%, 2/15/2042 (d)	541,434	5,414
Mission Economic Development Corp. Revenue, TX AMT, 4.63%, 10/1/2031 (b)	4,830,000	4,809,687
New Hope Cultural Education Facilities Finance Corp. Revenue, TX:
Series B, Zero Coupon, 11/15/2061 (a)	1,288,690	468,078
5.00%, 1/1/2047	500,000	487,753
Series A, 5.00%, 7/1/2047	1,000,000	1,000,000
Series A, 5.00%, 8/15/2050 (b)	1,900,000	1,817,932
Series A1, 5.25%, 1/1/2042	2,500,000	2,451,002
Series A, 5.38%, 11/15/2036	500,000	451,975
5.50%, 1/1/2049	1,000,000	926,317
Series A, 5.50%, 7/1/2045	250,000	197,678
Series A, 5.50%, 7/1/2054	100,000	73,887
Series A1, 5.50%, 1/1/2057	4,375,000	4,186,242
Series A-1, 7.50%, 11/15/2037	45,000	35,947

See accompanying notes to financial statements.
56

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Newark Higher Education Finance Corp. Revenue, TX Series A, 5.13%, 8/15/2047	$1,375,000	$1,306,934
North Fort Bend Water Authority Revenue, TX Series A, 4.00%, 12/15/2038	880,000	884,891
North Parkway Municipal Management District No. 1, Special Assessment, TX 5.00%, 9/15/2051 (b)	1,000,000	967,073
North Texas Tollway Authority Revenue, TX:
Series D, Assured Guaranty Corp., Zero Coupon, 1/1/2029 (f)	315,000	273,370
Series D, Assured Guaranty Corp., Zero Coupon, 1/1/2036 (f)	510,000	332,407
Series D, Assured Guaranty Corp., Zero Coupon, 1/1/2038 (f)	590,000	350,561
Series A, 3.00%, 1/1/2037	500,000	456,176
4.00%, 1/1/2037	500,000	500,012
Series B, 4.00%, 1/1/2040	450,000	436,554
Series B, 4.00%, 1/1/2041	500,000	481,008
Olney Hamilton Hospital District, General Obligation, TX 6.25%, 9/15/2054 (b)	1,000,000	1,043,478
Port of Beaumont Navigation District Revenue, TX:
Series A, AMT, 3.00%, 1/1/2050 (b)	1,500,000	1,043,938
Series A, AMT, 4.00%, 1/1/2050 (b)	3,275,000	2,735,269
Series A, AMT, 5.25%, 1/1/2054 (b)	1,250,000	1,273,907
Pottsboro Higher Education Finance Corp. Revenue, TX Series A, 5.00%, 8/15/2036	300,000	297,108
Red River Education Finance Corp. Revenue, TX 5.00%, 6/1/2046	10,000	9,528
SA Energy Acquisition Public Facility Corp. Revenue, TX:
5.50%, 8/1/2025	205,000	206,476
5.50%, 8/1/2027	150,000	155,167
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX:
4.00%, 5/15/2027	310,000	305,963
Series B, 4.00%, 11/15/2025 (d)	192,271	19
Series B, 4.50%, 11/15/2036 (d)	155,453	16
5.00%, 5/15/2045	625,000	592,970
Series A, 5.00%, 11/15/2037	445,000	446,562
Series B, 5.00%, 11/15/2046	200,000	193,615
Security Description	Principal Amount	Value
5.25%, 11/15/2047 (d)	$88,205	$9
Series A, 6.38%, 2/15/2041 (d)	450,000	247,500
Series A, 6.75%, 11/15/2047	1,400,000	1,445,851
Series A, 6.75%, 11/15/2052	300,000	309,152
Texas Municipal Gas Acquisition & Supply Corp. I Revenue, TX Series D, 6.25%, 12/15/2026	85,000	87,801
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, TX:
5.00%, 12/15/2026	4,000,000	4,084,668
5.00%, 12/15/2030	2,000,000	2,100,180
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX:
Series A, 4.00%, 6/30/2037	2,880,000	2,830,890
AMT, 5.00%, 6/30/2058	6,615,000	6,708,397
AMT, 5.13%, 12/31/2035	1,440,000	1,538,305
AMT, 5.25%, 6/30/2036	2,175,000	2,331,021
AMT, 5.50%, 12/31/2058	2,710,000	2,896,041
Town of Westlake, Special Assessment, TX:
6.13%, 9/1/2035	360,000	360,211
6.25%, 9/1/2040	335,000	335,164
6.38%, 9/1/2045	445,000	445,427
		120,444,291
U. S. VIRGIN ISLANDS — 0.6%
Matching Fund Special Purpose Securitization Corp. Revenue, VI:
Series A, 5.00%, 10/1/2030	1,565,000	1,644,432
Series A, 5.00%, 10/1/2039	13,010,000	13,276,726
Virgin Islands Public Finance Authority Revenue, VI Series C, 5.00%, 10/1/2039 (b)	2,000,000	1,966,858
Virgin Islands Water & Power Authority - Electric System Revenue, VI Series A, 5.00%, 7/1/2031	1,435,000	1,337,397
		18,225,413
UTAH — 0.9%
Black Desert Public Infrastructure District, General Obligation, UT Series A, 4.00%, 3/1/2051 (b)	4,500,000	3,726,398
Black Desert Public Infrastructure District, Special Assessment, UT 5.63%, 12/1/2053 (b)	595,000	601,615
City of Salt Lake City Airport Revenue, UT:
Series A, AMT, 4.00%, 7/1/2051	2,360,000	2,175,852
Series A, AMT, 5.00%, 7/1/2028	150,000	154,327

See accompanying notes to financial statements.
57

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
County of Box Elder Revenue, UT Series A, AMT, 8.00%, 12/1/2039 (b)	$315,000	$308,447
Firefly Public Infrastructure District No. 1 Assessment Area No. 1, Special Assessment, UT Series A-2, 5.63%, 12/1/2043 (b)	1,000,000	1,016,849
Jordanelle Ridge Public Infrastructure District No. 2, General Obligation, UT Series A, 7.75%, 3/1/2054 (b)	2,130,000	2,156,997
MIDA Mountain Veterans Program Public Infrastructure District, Special Obligation, UT 5.00%, 6/1/2044 (b)	1,000,000	1,001,915
Mida Mountain Village Public Infrastructure District, Special Obligation, UT Series 2, 6.00%, 6/15/2054 (b)	1,000,000	1,030,442
Military Installation Development Authority Revenue, UT:
Series A-1, 4.00%, 6/1/2052	1,000,000	846,049
Series A2, 4.00%, 6/1/2041	1,600,000	1,412,107
Series A2, 4.00%, 6/1/2052	2,500,000	2,082,660
UIPA Crossroads Public Infrastructure District, Special Obligation, UT 4.38%, 6/1/2052 (b)	3,000,000	2,758,253
Utah Charter School Finance Authority Revenue, UT 4.00%, 10/15/2051 (b)	3,940,000	2,842,327
Utah Infrastructure Agency Revenue, UT Series A, 5.00%, 10/15/2034	1,600,000	1,635,546
Wohali Public Infrastructure District No. 1, Special Assessment, UT 7.00%, 12/1/2042 (b)	2,535,000	2,559,268
Wood Ranch Public Infrastructure District, Special Assessment, UT 5.63%, 12/1/2053 (b)	200,000	203,155
		26,512,207
VERMONT — 0.0% (c)
Vermont Economic Development Authority Revenue, VT Series A, 5.00%, 5/1/2047	1,000,000	989,582
VIRGINIA — 1.6%
Amherst Industrial Development Authority Revenue, VA 5.00%, 9/1/2026	35,000	34,614
Arlington County Industrial Development Authority Revenue, VA 5.00%, 7/1/2031	500,000	543,722
Security Description	Principal Amount	Value
Cherry Hill Community Development Authority, Special Assessment, VA 5.40%, 3/1/2045 (b)	$1,335,000	$1,335,584
Chesapeake Bay Bridge & Tunnel District Revenue, VA 5.00%, 7/1/2046	4,000,000	4,024,692
City of Hopewell Sewer System Revenue, VA Series A, 5.00%, 7/15/2042	300,000	293,158
Danville Industrial Development Authority Revenue, VA Series A, 5.00%, 10/1/2047	385,000	299,305
Farmville Industrial Development Authority Revenue, VA Series A, 5.00%, 1/1/2059	1,000,000	934,914
James City County Economic Development Authority Revenue, VA Series A, 6.88%, 12/1/2058	725,000	795,594
Lexington Industrial Development Authority Revenue, VA 4.00%, 1/1/2031	10,000	10,017
Lower Magnolia Green Community Development Authority, Special Assessment, VA 5.00%, 3/1/2035 (b)	915,000	914,927
Norfolk Redevelopment & Housing Authority Revenue, VA:
Series B, 4.00%, 1/1/2025	240,000	240,000
5.38%, 1/1/2035	250,000	250,069
Peninsula Town Center Community Development Authority, Special Assessment, VA 5.00%, 9/1/2037 (b)	1,950,000	1,960,894
Tobacco Settlement Financing Corp. Revenue, VA:
Series C, Zero Coupon, 6/1/2047	3,060,000	851,361
Series B1, 5.00%, 6/1/2047	11,040,000	10,833,597
Virginia Beach Development Authority Revenue, VA Series A, 7.00%, 9/1/2059	2,340,000	2,633,890
Virginia College Building Authority Revenue, VA Series A, 5.00%, 7/1/2030 (b)	875,000	831,003
Virginia Small Business Financing Authority Revenue, VA:
AMT, 4.00%, 1/1/2031	1,000,000	1,002,904
AMT, 4.00%, 1/1/2039	1,000,000	960,515
AMT, 4.00%, 1/1/2040	1,000,000	953,239
AMT, 4.00%, 1/1/2048	4,075,000	3,615,788
4.00%, 12/1/2051	2,000,000	1,746,471
AMT, 5.00%, 6/30/2042	1,000,000	1,039,425

See accompanying notes to financial statements.
58

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
AMT, 5.00%, 12/31/2047	$3,490,000	$3,512,733
AMT, 5.00%, 12/31/2052	335,000	336,166
AMT, 5.00%, 12/31/2056	2,975,000	2,980,479
Series C, 5.00%, 6/1/2047	1,000,000	997,550
Series A, 5.50%, 7/1/2049 (b)	1,660,000	1,423,621
		45,356,232
WASHINGTON — 1.8%
Grays Harbor County Public Hospital District No. 1 Revenue, WA:
6.88%, 12/1/2049	1,000,000	1,113,497
6.88%, 12/1/2053	1,000,000	1,108,176
Jefferson County Public Hospital District No. 2 Revenue, WA Series A, 6.88%, 12/1/2053	3,000,000	3,129,890
Pend Oreille County Public Utility District No. 1 Box Canyon Revenue, WA 5.00%, 1/1/2044	215,000	218,906
Port of Seattle Industrial Development Corp. Revenue, WA AMT, 5.00%, 4/1/2030	3,000,000	3,000,903
Port of Seattle Revenue, WA:
Series C, AMT, 4.00%, 8/1/2035	550,000	548,228
Series C, AMT, 5.00%, 5/1/2031	130,000	133,344
Tacoma Consolidated Local Improvement Districts, Special Assessment, WA 5.75%, 4/1/2043	165,000	163,488
Washington Economic Development Finance Authority Revenue, WA:
AMT, 7.25%, 1/1/2032 (b) (d)	100,000	10
Series A, AMT, 7.50%, 1/1/2032 (b) (d)	755,000	76
Series A, AMT, 12.00%, 1/1/2033 (a) (b)	160,000	16
Washington Health Care Facilities Authority Revenue, WA:
4.00%, 7/1/2036	630,000	609,557
Series A, 4.00%, 7/1/2042	200,000	182,423
5.00%, 8/15/2034	2,695,000	2,754,379
Series D, 5.00%, 10/1/2041	1,000,000	1,001,973
Washington State Convention Center Public Facilities District Revenue, WA:
Series B, 3.00%, 7/1/2058	4,810,000	3,258,524
4.00%, 7/1/2058	605,000	539,299
Series B, 4.00%, 7/1/2034	320,000	316,336
Series B, 4.00%, 7/1/2048	1,010,000	914,507
Series B, 4.00%, 7/1/2058	1,080,000	944,505
5.00%, 7/1/2043	3,000,000	3,068,078
Security Description	Principal Amount	Value
5.00%, 7/1/2058	$170,000	$172,162
Washington State Housing Finance Commission Revenue, WA:
Series A-1, 3.50%, 12/20/2035	2,364,924	2,184,362
Series A, 4.00%, 1/1/2057 (b)	1,000,000	716,063
5.00%, 7/1/2046 (b)	1,520,000	1,290,916
5.00%, 1/1/2048 (b)	3,815,000	3,439,918
5.00%, 7/1/2051 (b)	1,250,000	1,029,719
Series A, 5.00%, 1/1/2031 (b)	100,000	100,336
Series A, 5.00%, 1/1/2044 (b)	605,000	565,697
Series A, 5.00%, 1/1/2046 (b)	1,000,000	922,049
Series A, 5.00%, 1/1/2051 (b)	3,820,000	3,541,091
Series A, 5.00%, 7/1/2051 (b)	1,000,000	888,930
Series A, 5.00%, 1/1/2055 (b)	2,200,000	1,943,223
Series A, 5.00%, 1/1/2056 (b)	1,285,000	1,181,345
5.50%, 7/1/2044	2,500,000	2,727,486
5.50%, 7/1/2049	2,000,000	2,148,919
6.13%, 7/1/2053 (b)	2,500,000	2,720,151
6.25%, 7/1/2059 (b)	2,500,000	2,727,862
Series A, 7.00%, 7/1/2050 (b)	500,000	507,802
		51,814,146
WEST VIRGINIA — 0.4%
County of Monongalia, Special Obligation, WV Series A, 5.00%, 6/1/2033 (b)	425,000	442,356
County of Ohio, Special Obligation, WV 5.25%, 6/1/2044	1,250,000	1,288,380
Glenville State College Revenue, WV 5.25%, 6/1/2047	750,000	674,925
Monongalia County Building Commission Revenue, WV 4.00%, 7/1/2035	390,000	342,625
Monongalia County Commission Excise Tax District Revenue, WV:
Series A, 4.13%, 6/1/2043 (b)	4,325,000	3,835,018
Series A, 5.50%, 6/1/2037 (b)	225,000	228,671
Series A, 7.00%, 6/1/2043 (b)	150,000	159,826
Ohio County Development Authority Revenue, WV 5.00%, 9/1/2048	1,000,000	775,652
West Virginia Commissioner of Highways Revenue, WV Series A, 5.00%, 9/1/2029	120,000	125,440
West Virginia Economic Development Authority Revenue, WV AMT, VRN, 5.00%, 7/1/2045 (a)	2,250,000	2,248,273
West Virginia Hospital Finance Authority Revenue, WV Series B, 6.00%, 9/1/2048	2,000,000	2,238,281
		12,359,447

See accompanying notes to financial statements.
59

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
WISCONSIN — 4.1%
Public Finance Authority Revenue, WI:
Zero Coupon, 12/15/2034 (b)	$1,250,000	$690,570
Series B, Zero Coupon, 1/1/2060 (b)	4,000,000	313,662
Series B, Zero Coupon, 1/1/2067 (b)	920,000	7,268
Series B, VRN, 3.75%, 7/1/2051 (a) (b) (d)	2,075,993	1,453,382
AMT, 4.00%, 8/1/2035	940,000	904,329
4.00%, 4/1/2042 (b)	1,000,000	908,616
AMT, 4.00%, 9/30/2051	1,000,000	852,344
Series A, 4.00%, 6/1/2035	500,000	495,626
Series A, 4.00%, 9/1/2041 (b)	2,565,000	2,080,712
Series A, 4.00%, 12/1/2051 (b)	1,000,000	844,820
Series A, 4.00%, 6/1/2056 (b)	2,100,000	1,658,103
Series A1, 4.00%, 7/1/2061 (b)	3,000,000	2,356,025
AMT, 4.25%, 7/1/2054	3,000,000	2,524,380
Series A, 4.25%, 6/15/2034	830,000	827,590
Series C, AMT, 4.30%, 11/1/2030	3,000,000	3,000,078
Series A, 4.50%, 7/15/2053 (b)	800,000	745,507
Series A, 4.50%, 6/1/2056 (b)	2,750,000	2,185,229
5.00%, 3/1/2037 (b)	625,000	616,016
5.00%, 9/1/2039 (b)	770,000	771,280
Series A, 5.00%, 9/1/2030 (b)	400,000	400,133
Series A, 5.00%, 10/1/2034 (b)	1,355,000	1,374,506
Series A, 5.00%, 6/15/2037 (b)	425,000	411,959
Series A, 5.00%, 10/1/2039 (b)	3,250,000	3,253,012
Series A, 5.00%, 1/1/2042 (b)	100,000	94,524
Series A, 5.00%, 6/15/2046 (b)	1,000,000	802,150
Series A, 5.00%, 6/15/2049 (b)	310,000	273,383
Series A, 5.00%, 12/1/2055 (b)	2,000,000	1,849,276
Series A, 5.00%, 1/1/2056 (b)	265,000	232,941
Series A, 5.00%, 6/15/2057 (b)	2,105,000	1,992,053
Series A, 5.00%, 2/1/2062	1,000,000	997,917
Series A, 5.00%, 6/15/2064	2,400,000	2,409,706
Series B, AMT, 5.00%, 7/1/2042	1,000,000	989,676
5.13%, 4/1/2052	2,310,000	2,261,558
Series A, 5.13%, 6/1/2048 (b)	350,000	338,725
5.25%, 3/1/2035 (b)	750,000	751,042
Series A, 5.25%, 3/1/2045 (b)	1,000,000	955,849
Series A, 5.25%, 5/15/2052 (b)	1,300,000	1,251,005
Series A, 5.25%, 3/1/2055 (b)	1,810,000	1,659,657
Security Description	Principal Amount	Value
Series A, 5.35%, 12/1/2045	$1,000,000	$1,019,508
Series A, 5.38%, 7/15/2047 (b)	500,000	503,457
5.63%, 6/15/2054 (b)	2,405,000	2,382,828
5.63%, 6/15/2059 (b)	4,270,000	4,196,695
Series A-1, Build America Mutual Assurance Corp., 5.63%, 7/1/2055 (f)	2,270,000	2,421,888
Series B, 5.63%, 2/1/2046 (b)	1,665,000	1,714,370
Series A, AMT, 5.75%, 9/1/2035 (b)	500,000	513,942
Series A, 5.75%, 10/1/2043 (b)	1,180,000	1,219,139
Series A, 5.75%, 7/1/2063 (b)	2,000,000	2,119,682
5.88%, 4/1/2045	530,000	531,573
5.88%, 6/15/2047 (b)	800,000	750,294
Series A, 6.00%, 7/15/2042	250,000	250,178
Series B, 6.00%, 2/1/2062 (b)	2,000,000	2,092,199
Series A, 6.25%, 10/1/2031 (b) (d)	200,000	20,000
Series A, AMT, 6.25%, 9/1/2046 (b)	455,000	469,726
Series A, 6.25%, 10/1/2053 (b)	2,220,000	2,311,300
Series A-1, 6.25%, 1/1/2038 (b)	500,000	225,000
Series A-1, 6.38%, 1/1/2048 (b)	925,000	416,250
Series A, 6.50%, 9/1/2048 (b)	480,000	288,000
6.63%, 7/1/2043 (b)	465,000	482,395
6.75%, 12/1/2042 (b)	2,100,000	2,136,880
Series A, 6.75%, 8/1/2031 (b)	980,000	879,550
6.88%, 7/1/2053 (b)	1,650,000	1,711,299
7.00%, 12/1/2050 (b)	8,750,000	8,914,150
7.00%, 7/1/2058 (b)	1,850,000	1,918,057
Series A-2, 7.00%, 1/1/2050 (b)	3,000,000	3,176,080
Public Finance Authority, Special Obligation, WI:
Series A, 5.00%, 6/1/2041 (b)	2,625,000	2,673,529
Series B, 8.00%, 6/15/2042 (b)	1,000,000	1,005,020
Wisconsin Health & Educational Facilities Authority Revenue, WI:
3.13%, 12/15/2049	850,000	656,092
3.50%, 7/1/2040	100,000	86,792
4.00%, 1/1/2047	600,000	510,643
4.00%, 1/1/2057	1,000,000	798,380
4.00%, 7/1/2046	335,000	308,680
Series A-1, 4.00%, 7/1/2048	425,000	341,099
Series A-1, 4.13%, 7/1/2053	595,000	472,325
Series B, 4.25%, 7/1/2033	1,250,000	1,144,139
5.00%, 11/15/2025	795,000	795,786
5.00%, 11/15/2026	565,000	565,622
5.00%, 8/1/2032	50,000	41,438

See accompanying notes to financial statements.
60

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2035	$2,500,000	$2,465,757
5.00%, 8/1/2037	150,000	111,601
5.00%, 8/1/2039	1,100,000	784,590
Series A, 5.00%, 11/1/2039	1,000,000	947,925
Series A, 5.00%, 2/15/2042	4,580,000	4,585,624
Series A, 5.00%, 11/1/2046	1,250,000	1,150,473
Series A-1, 5.00%, 7/1/2038	500,000	498,552
Series B, 5.00%, 7/1/2048	790,000	670,236
Series B, 5.00%, 7/1/2053	1,000,000	824,558
Series A, 5.25%, 8/1/2048	100,000	82,233
5.50%, 5/1/2034	350,000	343,164
Series A, 5.75%, 8/15/2054	1,000,000	1,062,309
Series A, 5.75%, 8/15/2059	1,445,000	1,529,360
5.88%, 7/1/2055	1,000,000	987,007
6.00%, 10/1/2044	300,000	313,058
6.00%, 10/1/2054	500,000	512,249
6.00%, 7/1/2060	1,000,000	990,134
		115,457,424
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,845,328,322)		2,769,589,640
	Shares
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (h) (i) (Cost $15,027,783)	15,027,783	15,027,783
TOTAL INVESTMENTS — 98.7% (Cost $2,860,356,105)		2,784,617,423
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		35,865,322
NET ASSETS — 100.0%		$2,820,482,745
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 26.1% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2024. Maturity date shown is the final maturity.
(f)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	1.7%
National Public Finance Guaranty Corp.	0.6%
Build America Mutual Assurance Company	0.4%
Ambac Financial Group	0.1%
Assured Guaranty Corp.	0.1%
XL Capital Assurance Inc.	0.0% (c)
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2024.
AMT	Alternative Minimum Tax
CFC	Cooperative Finance Corporation
ETM	Escrowed to Maturity
VRN	Variable Rate Note

See accompanying notes to financial statements.
61

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$2,769,589,640	$0(a)	$2,769,589,640
Short-Term Investment	15,027,783	—	—	15,027,783
TOTAL INVESTMENTS	$15,027,783	$2,769,589,640	$0	$2,784,617,423
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2024.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,048,247	$10,048,247	$307,424,564	$302,445,028	$—	$—	15,027,783	$15,027,783	$448,075

See accompanying notes to financial statements.
62

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.1%
ALABAMA — 0.3%
Alabama Federal Aid Highway Finance Authority Revenue, AL Series A, 5.00%, 9/1/2029	$525,000	$549,195
Alabama Highway Finance Corp. Revenue, AL Series A, 5.00%, 8/1/2039	580,000	618,580
Alabama Public School & College Authority Revenue, AL:
Series A, 4.00%, 11/1/2036	1,000,000	1,018,760
Series A, 4.00%, 11/1/2040	2,000,000	2,007,138
Series A, 5.00%, 11/1/2035	2,000,000	2,173,233
Jacksonville Public Educational Building Authority Revenue, AL Series A, Build America Mutual Assurance Corp., 5.25%, 8/1/2049 (a)	1,000,000	1,060,850
University of Alabama Revenue, AL Series A, 5.00%, 7/1/2025	4,000,000	4,038,514
		11,466,270
ALASKA — 0.1%
Borough of North Slope, General Obligation, AK Series A, 5.00%, 6/30/2030	2,000,000	2,194,959
State of Alaska, General Obligation, AK Series A, 5.00%, 8/1/2033	1,500,000	1,704,671
		3,899,630
ARIZONA — 1.1%
Arizona Board of Regents Revenue, AZ:
Series A, 4.00%, 7/1/2040	500,000	504,656
Series A, 5.50%, 7/1/2048	3,860,000	4,266,090
Arizona Department of Transportation State Highway Fund Revenue, AZ 5.00%, 7/1/2026	2,690,000	2,769,306
City of Bullhead Excise Taxes Revenue, AZ Series 2, 2.55%, 7/1/2046	750,000	527,203
City of Mesa Utility System Revenue, AZ 4.00%, 7/1/2035	1,405,000	1,450,145
City of Phoenix Civic Improvement Corp. Revenue, AZ:
5.00%, 7/1/2032	2,000,000	2,256,853
5.00%, 7/1/2033	1,500,000	1,709,496
5.00%, 7/1/2034	1,250,000	1,418,734
5.00%, 7/1/2035	1,200,000	1,356,375
City of Phoenix, General Obligation, AZ Series A, 5.00%, 7/1/2035	1,750,000	2,001,023
Security Description	Principal Amount	Value
Glendale Union High School District No. 205, General Obligation, AZ Series A, Assured Guaranty Corp., 5.00%, 7/1/2041 (a)	$1,250,000	$1,370,803
Maricopa County Special Health Care District, General Obligation, AZ Series D, 5.00%, 7/1/2028	1,400,000	1,488,540
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
Series A, 5.00%, 1/1/2031	13,000,000	14,482,024
Series B, 5.00%, 1/1/2048	3,845,000	4,140,443
University of Arizona Revenue, AZ 5.00%, 6/1/2029	420,000	431,926
		40,173,617
ARKANSAS — 0.2%
Little Rock School District, General Obligation, AR:
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 2.00%, 2/1/2034 (a)	2,000,000	1,633,861
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 2.00%, 2/1/2039 (a)	2,000,000	1,428,936
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 2.13%, 2/1/2042 (a)	735,000	500,445
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 2.25%, 2/1/2044 (a)	1,310,000	876,745
University of Arkansas Revenue, AR Series B, 5.00%, 11/1/2036	3,000,000	3,400,372
		7,840,359
CALIFORNIA — 17.9%
Alameda County Joint Powers Authority Revenue, CA:
Series A, 5.00%, 12/1/2025	3,000,000	3,055,471
Series A, 5.00%, 12/1/2028	1,000,000	1,084,946
Series A, 5.00%, 12/1/2030	5,000,000	5,617,326
Alhambra Unified School District, General Obligation, CA Series B, 4.25%, 8/1/2043	3,475,000	3,595,396
Anaheim Housing & Public Improvements Authority Revenue, CA Series A, 5.00%, 10/1/2031	3,240,000	3,575,469
Bay Area Toll Authority Revenue, CA:
Series A, 2.00%, 4/1/2056 (b)	2,460,000	2,336,721

See accompanying notes to financial statements.
63

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series F-2, 5.00%, 4/1/2045	$2,000,000	$2,176,548
Series S-11, 5.00%, 4/1/2034	4,000,000	4,698,739
Bay Area Water Supply & Conservation Agency Revenue, CA Series A, 5.00%, 10/1/2025	1,000,000	1,016,422
California Infrastructure & Economic Development Bank Revenue, CA:
Series B-2, 3.00%, 10/1/2047 (b)	1,000,000	996,761
4.00%, 10/1/2041	3,000,000	3,108,859
4.00%, 10/1/2046	4,125,000	4,133,829
4.00%, 10/1/2047	1,115,000	1,116,039
5.00%, 6/1/2039	1,720,000	1,975,874
California State Public Works Board Revenue, CA:
Series D, 3.00%, 11/1/2039	3,000,000	2,754,969
Series B, 4.00%, 5/1/2046	1,000,000	1,000,031
Series C, 4.00%, 11/1/2036	2,495,000	2,580,816
Series C, 4.00%, 8/1/2037	2,000,000	2,057,999
Series A, 5.00%, 8/1/2033	1,190,000	1,329,489
Series A, 5.00%, 8/1/2034	2,240,000	2,494,340
Series A, 5.00%, 4/1/2036	1,000,000	1,144,500
Series B, 5.00%, 6/1/2027	2,000,000	2,099,057
Series B, 5.00%, 6/1/2028	5,225,000	5,590,120
Series B, 5.00%, 12/1/2034	2,000,000	2,266,201
Series C, 5.00%, 8/1/2029	1,345,000	1,467,893
Series C, 5.00%, 9/1/2032	1,925,000	2,191,553
Series D, 5.00%, 11/1/2034	5,780,000	6,629,366
Series D, 5.00%, 11/1/2036	3,000,000	3,449,459
California State University Revenue, CA:
Series C, 3.00%, 11/1/2035	6,005,000	5,645,087
Series A, 5.00%, 11/1/2037	1,500,000	1,725,385
Series A, 5.50%, 11/1/2049	2,000,000	2,299,036
California Statewide Communities Development Authority Revenue, CA Series B-1, 5.00%, 9/2/2054	1,000,000	1,026,064
Cerritos Community College District, General Obligation, CA:
Series D, 2.38%, 8/1/2044	500,000	356,891
4.00%, 8/1/2044	1,500,000	1,515,943
Chabot-Las Positas Community College District, General Obligation, CA:
Series C, 5.00%, 8/1/2025	1,425,000	1,443,276
Series C, 5.00%, 8/1/2026	1,280,000	1,327,840
Series C, 5.00%, 8/1/2027	1,295,000	1,372,809
Series C, 5.25%, 8/1/2048	1,200,000	1,334,173
Chaffey Community College District, General Obligation, CA Series B-1, 5.50%, 6/1/2049	2,000,000	2,299,389
Security Description	Principal Amount	Value
Chino Basin Regional Financing Authority Revenue, CA Series B, 4.00%, 11/1/2025	$1,780,000	$1,791,601
City & County of San Francisco Community Facilities District No., Special Tax Revenue, CA Series A, 5.00%, 9/1/2047	1,845,000	1,968,479
City & County of San Francisco, Certificate Participation, CA Series R1, 5.00%, 4/1/2039	1,500,000	1,694,028
City & County of San Francisco, General Obligation, CA Series R1, 5.00%, 6/15/2026	3,095,000	3,197,951
City of Concord, Certificate Participation, CA 2.13%, 4/1/2041	1,500,000	1,074,863
City of Los Angeles Department of Airports Revenue, CA:
Series A, 5.00%, 5/15/2040	10,000,000	10,833,421
Series B, 5.00%, 5/15/2030	1,025,000	1,143,823
Series B, 5.00%, 5/15/2038	1,465,000	1,625,202
City of San Francisco Public Utilities Commission Water Revenue, CA:
Series C, 5.00%, 11/1/2033	2,155,000	2,530,183
Series C, 5.00%, 11/1/2036	2,500,000	2,895,952
Series C, 5.00%, 11/1/2037	2,500,000	2,886,108
Series C, 5.00%, 11/1/2038	1,895,000	2,184,216
Clovis Unified School District, General Obligation, CA Series B, 5.00%, 8/1/2047	3,000,000	3,178,808
Coast Community College District, General Obligation, CA Series F, Zero Coupon, 8/1/2040	2,715,000	1,428,886
Contra Costa Community College District, General Obligation, CA Series C, 2.00%, 8/1/2039	1,000,000	747,764
East County Advanced Water Purification Joint Powers Authority Revenue, CA Series A-1, 3.13%, 9/1/2026	3,005,000	3,003,030
East Side Union High School District, General Obligation, CA Series A, Assured Guaranty Municipal Corp., 5.00%, 8/1/2027 (a)	2,000,000	2,120,682
Eastern Municipal Water District Financing Authority Revenue, CA Series B, 5.00%, 7/1/2032	10,000	10,293
Fremont Unified School District/Alameda County, General Obligation, CA Series D, 2.00%, 8/1/2043	1,400,000	920,636

See accompanying notes to financial statements.
64

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Irvine Facilities Financing Authority Revenue, CA:
Series A, 5.00%, 5/1/2034	$3,800,000	$3,888,564
Series A, 5.00%, 5/1/2035	2,000,000	2,045,565
Series A, 5.00%, 5/1/2036	3,390,000	3,464,447
Kern Community College District, General Obligation, CA:
Series E, 5.00%, 8/1/2035	1,600,000	1,852,620
Series E, 5.00%, 8/1/2036	1,100,000	1,268,239
Series E, 5.00%, 8/1/2037	1,035,000	1,188,759
Series E, 5.00%, 8/1/2040	1,000,000	1,133,295
Lodi Unified School District, General Obligation, CA Series 2020, 3.00%, 8/1/2043	1,240,000	1,037,194
Long Beach Unified School District, General Obligation, CA Series G, 4.00%, 8/1/2045	1,165,000	1,173,041
Los Angeles Community College District, General Obligation, CA:
Series K, 3.00%, 8/1/2039	1,000,000	922,455
Series C-1, 5.00%, 8/1/2026	2,150,000	2,229,000
Series D, 5.00%, 8/1/2029	8,665,000	9,550,451
Series D, 5.00%, 8/1/2030	7,000,000	7,855,553
Los Angeles County Facilities 2, Inc. Revenue, CA Series A, 5.25%, 6/1/2049	3,000,000	3,333,070
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
Series A, 4.00%, 6/1/2036	1,365,000	1,422,321
Series A, 5.00%, 6/1/2030	3,460,000	3,867,836
Series A, 5.00%, 6/1/2034	3,325,000	3,486,675
Series A, 5.00%, 6/1/2039	5,250,000	6,063,384
Los Angeles County Public Works Financing Authority Revenue, CA:
Series A, 4.00%, 12/1/2038	3,390,000	3,505,060
Series A, 4.00%, 12/1/2043	1,275,000	1,283,437
Series A, 5.00%, 12/1/2033	2,250,000	2,518,210
Los Angeles Department of Water & Power Revenue, CA:
Series C, 4.00%, 7/1/2026	1,645,000	1,674,516
Series A, 5.00%, 7/1/2026	2,000,000	2,067,152
Series A, 5.00%, 7/1/2027	3,280,000	3,467,582
Series A, 5.00%, 7/1/2034	1,460,000	1,705,826
Series A, 5.00%, 7/1/2042	6,500,000	7,327,384
Series A, 5.00%, 7/1/2046	1,140,000	1,229,767
Series C, 5.00%, 7/1/2026	3,000,000	3,095,159
Series C, 5.00%, 7/1/2039	4,570,000	5,243,207
Series D, 5.00%, 7/1/2026	2,400,000	2,476,127
Series E, 5.00%, 7/1/2026	3,000,000	3,100,729
Series E, 5.00%, 7/1/2034	6,000,000	7,059,160
Security Description	Principal Amount	Value
Los Angeles Department of Water & Power Water System Revenue, CA:
Series B, 5.00%, 7/1/2036	$3,000,000	$3,505,171
Series B, 5.00%, 7/1/2037	7,500,000	8,747,605
Series B, 5.00%, 7/1/2043	2,000,000	2,253,856
Series C, 5.00%, 7/1/2036	1,000,000	1,103,133
Los Angeles Unified School District, General Obligation, CA:
5.00%, 7/1/2032	4,370,000	5,048,275
5.00%, 7/1/2033	2,500,000	2,920,261
5.00%, 7/1/2034	3,000,000	3,515,506
5.00%, 7/1/2035	2,000,000	2,330,055
5.00%, 7/1/2036	2,000,000	2,317,866
5.00%, 7/1/2041	2,335,000	2,667,537
Series A, 5.00%, 7/1/2034	1,580,000	1,864,672
Series C, 5.00%, 7/1/2025	2,815,000	2,846,378
Series QRR, 5.00%, 7/1/2026	1,000,000	1,034,770
Series QRR, 5.00%, 7/1/2028	1,000,000	1,080,827
Series QRR, 5.00%, 7/1/2034	1,250,000	1,443,509
Series QRR, 5.00%, 7/1/2038	2,000,000	2,276,300
Series QRR, 5.00%, 7/1/2041	1,500,000	1,692,751
5.25%, 7/1/2040	3,235,000	3,782,965
5.25%, 7/1/2042	4,005,000	4,629,050
Metropolitan Water District of Southern California Revenue, CA:
Series B, 3.00%, 7/1/2028	1,785,000	1,799,833
Series B, 3.00%, 7/1/2029	4,000,000	4,039,275
Series A, 5.00%, 10/1/2026	1,000,000	1,041,783
Series A, 5.00%, 4/1/2040	1,350,000	1,529,033
Series A, 5.00%, 4/1/2048	1,000,000	1,091,935
Series B-3, 5.00%, 7/1/2037 (b)	2,500,000	2,745,705
Monterey Peninsula Unified School District, General Obligation, CA Series D, 4.00%, 8/1/2045	3,140,000	3,161,672
Mount Diablo Unified School District, General Obligation, CA Series B, 4.00%, 6/1/2037	1,625,000	1,680,912
Mount San Antonio Community College District, General Obligation, CA:
Series E, Zero Coupon, 8/1/2045	2,155,000	903,485
Series D, 4.00%, 8/1/2049	1,000,000	1,001,279
Mountain House Public Financing Authority Revenue, CA Series B, Build America Mutual Assurance Corp., 4.00%, 12/1/2043 (a)	2,715,000	2,717,720
Municipal Improvement Corp. of Los Angeles Revenue, CA:
Series A, 5.00%, 5/1/2028	1,700,000	1,823,367

See accompanying notes to financial statements.
65

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2030	$1,625,000	$1,802,755
Series A, 5.00%, 5/1/2032	1,000,000	1,142,540
Northern California Power Agency Revenue, CA Series A, 5.00%, 7/1/2032	1,100,000	1,267,508
Northern California Sanitation Agencies Financing Authority Revenue, CA Series A, 5.00%, 12/1/2038	2,715,000	3,184,754
Palm Springs Unified School District, General Obligation, CA Series B, 4.00%, 8/1/2049	3,000,000	3,003,838
Pasadena Public Financing Authority Revenue, CA Zero Coupon, 6/1/2042	1,200,000	574,785
Port of Los Angeles Revenue, CA Series B-2, 5.00%, 8/1/2042	2,000,000	2,283,989
Sacramento Municipal Utility District Revenue, CA:
Series K, 5.00%, 8/15/2042	1,000,000	1,114,712
Series K, 5.00%, 8/15/2048	3,350,000	3,667,279
Sacramento Transportation Authority Sales Tax Revenue, CA:
5.00%, 10/1/2034	3,000,000	3,501,325
5.00%, 10/1/2037	2,500,000	2,869,389
San Bernardino Community College District, General Obligation, CA Series A, 3.00%, 8/1/2041	3,000,000	3,010,340
San Diego County Regional Transportation Commission Revenue, CA Series A, 5.00%, 4/1/2031	7,500,000	8,515,993
San Diego County Water Authority Revenue, CA Series A, 5.00%, 5/1/2028	1,520,000	1,637,828
San Diego Public Facilities Financing Authority Revenue, CA:
Series A, 4.00%, 8/1/2045	1,000,000	1,004,736
5.00%, 10/15/2031	345,000	349,660
Series A, 5.00%, 5/15/2034	20,000	20,528
Series A, 5.00%, 10/15/2049	2,000,000	2,183,654
San Diego Unified School District, General Obligation, CA:
Series D2, 2.00%, 7/1/2045	3,405,000	2,167,238
Series N2, 4.00%, 7/1/2046	2,000,000	2,005,834
Series H-2, 5.00%, 7/1/2049	1,200,000	1,326,655
Series O-2, 5.00%, 7/1/2049	2,000,000	2,211,091
Series SR-4A, 5.00%, 7/1/2039	2,000,000	2,319,417
Series ZR-5A, 5.00%, 7/1/2039	1,515,000	1,756,959
Security Description	Principal Amount	Value
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, CA Series A, 3.00%, 7/1/2044	$6,410,000	$5,315,117
San Francisco City & County Public Utilities Commission Power Revenue, CA Series A, 5.00%, 11/1/2048	3,090,000	3,339,876
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA:
Series A, 5.00%, 10/1/2039	3,060,000	3,468,745
Series C, 5.00%, 10/1/2040	1,250,000	1,440,456
San Joaquin Delta Community College District, General Obligation, CA Series A, 5.00%, 8/1/2026	140,000	141,774
San Jose Evergreen Community College District, General Obligation, CA:
Series B, 3.00%, 9/1/2036	700,000	658,006
Series B, 3.00%, 9/1/2037	1,635,000	1,516,044
San Juan Unified School District, General Obligation, CA:
2.13%, 8/1/2038	1,000,000	772,680
4.00%, 8/1/2049	5,000,000	5,005,824
5.00%, 8/1/2042	4,000,000	4,308,046
San Mateo Union High School District, General Obligation, CA Series C, 4.00%, 9/1/2043	3,945,000	4,022,241
Santa Clara County Financing Authority Revenue, CA Series A, 3.00%, 5/1/2037	550,000	509,564
Santa Clara Valley Transportation Authority Revenue, CA:
Series A, 5.00%, 4/1/2026	2,500,000	2,572,577
Series A, 5.00%, 4/1/2029	2,000,000	2,194,097
Santa Monica-Malibu Unified School District, General Obligation, CA Series B, 3.00%, 8/1/2044	1,500,000	1,251,546
Sonoma County Junior College District, General Obligation, CA:
Series C, 5.00%, 8/1/2025	1,250,000	1,264,945
Series C, 5.00%, 8/1/2026	1,450,000	1,499,854
Series C, 5.00%, 8/1/2028	1,100,000	1,188,501
Southern California Public Power Authority Revenue, CA 5.00%, 7/1/2045	3,000,000	3,341,906
State of California, General Obligation, CA:
3.00%, 10/1/2034	3,045,000	2,994,145
4.00%, 3/1/2027	5,740,000	5,877,920
4.00%, 9/1/2028	1,800,000	1,867,556
4.00%, 9/1/2033	3,000,000	3,204,791

See accompanying notes to financial statements.
66

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 10/1/2033	$1,175,000	$1,234,547
4.00%, 3/1/2036	15,170,000	15,648,512
4.00%, 9/1/2037	2,310,000	2,416,914
4.00%, 11/1/2037	2,490,000	2,566,052
4.00%, 10/1/2039	2,500,000	2,544,118
4.00%, 9/1/2042	5,000,000	5,075,702
4.00%, 10/1/2042	1,115,000	1,132,976
4.00%, 8/1/2049	5,000,000	5,006,396
Series CU, 4.55%, 12/1/2037	1,000,000	1,062,162
5.00%, 9/1/2025	3,000,000	3,041,680
5.00%, 12/1/2026	1,850,000	1,927,006
5.00%, 11/1/2027	2,070,000	2,191,129
5.00%, 4/1/2028	1,250,000	1,332,173
5.00%, 8/1/2028	1,500,000	1,607,939
5.00%, 9/1/2028	3,000,000	3,220,436
5.00%, 10/1/2028	4,245,000	4,563,383
5.00%, 11/1/2028	2,000,000	2,153,057
5.00%, 10/1/2029	10,610,000	11,596,070
5.00%, 10/1/2030	8,595,000	9,517,870
5.00%, 12/1/2030	1,000,000	1,112,578
5.00%, 4/1/2031	1,485,000	1,657,201
5.00%, 11/1/2031	12,655,000	14,196,171
5.00%, 12/1/2031	1,000,000	1,125,630
5.00%, 8/1/2032	3,000,000	3,405,634
5.00%, 9/1/2032	6,000,000	6,817,600
5.00%, 11/1/2032	5,000,000	5,691,917
5.00%, 3/1/2033	2,000,000	2,185,958
5.00%, 4/1/2033	3,000,000	3,434,601
5.00%, 8/1/2033	2,500,000	2,871,482
5.00%, 4/1/2035	2,240,000	2,511,185
5.00%, 10/1/2035	2,520,000	2,854,468
5.00%, 10/1/2036	4,500,000	5,084,118
5.00%, 8/1/2039	3,000,000	3,412,920
5.00%, 10/1/2039	1,000,000	1,120,951
5.00%, 10/1/2042	1,265,000	1,400,795
5.00%, 9/1/2043	3,000,000	3,336,702
5.00%, 9/1/2044	1,000,000	1,107,066
Series A, 5.00%, 11/1/2026	5,000,000	5,198,640
Series A, 5.00%, 11/1/2027	5,645,000	5,975,324
Series C, 5.00%, 11/1/2037	1,935,000	2,167,785
Series C, 5.00%, 11/1/2042	8,350,000	9,206,970
Temecula Valley Unified School District, General Obligation, CA Series D, 3.00%, 8/1/2044	1,975,000	1,628,698
University of California Revenue, CA:
Series BN, 5.00%, 5/15/2043	15,000,000	16,731,126
Series BQ, 5.00%, 5/15/2029	30,000,000	32,936,931
Series BV, 5.00%, 5/15/2035	2,000,000	2,341,354
Series BW, 5.00%, 5/15/2033	1,000,000	1,166,367
Series BW, 5.00%, 5/15/2035	5,000,000	5,853,384
Series BX, 5.00%, 5/15/2029	2,140,000	2,349,501
Security Description	Principal Amount	Value
West Contra Costa Unified School District, General Obligation, CA Series A, Build America Mutual Assurance Corp., 5.00%, 8/1/2034 (a)	$2,000,000	$2,328,863
		660,987,343
COLORADO — 1.6%
Adams & Arapahoe Joint School District 28J Aurora, General Obligation, CO Series A, State Aid Withholding, 5.00%, 12/1/2028	1,000,000	1,074,989
Adams & Weld Counties School District No. 27J Brighton, General Obligation, CO Series A, State Aid Withholding, 5.00%, 12/1/2048	1,250,000	1,348,698
Adams County School District No. 1, General Obligation, CO State Aid Withholding, 5.00%, 12/1/2036	35,000	36,259
Arapahoe County School District No. 5 Cherry Creek, General Obligation, CO State Aid Withholding, 5.25%, 12/15/2041	7,500,000	8,568,600
Baseline Metropolitan District No. 1, General Obligation, CO Series A, Assured Guaranty Corp., 4.00%, 12/1/2046 (a)	1,885,000	1,781,571
Board of Water Commissioners City & County of Denver Revenue, CO Series A, 5.00%, 12/15/2047	8,000,000	8,629,262
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J, General Obligation, CO:
State Aid Withholding, 5.00%, 12/15/2030	1,800,000	2,000,716
State Aid Withholding, 5.00%, 12/15/2035	3,250,000	3,742,462
Canyons Metropolitan District No. 5, General Obligation, CO Series A, Build America Mutual Assurance Corp., 5.00%, 12/1/2049 (a)	1,250,000	1,330,548
City & County of Denver Airport System Revenue, CO Series B, 5.00%, 11/15/2047	1,000,000	1,065,933
City & County of Denver Pledged Excise Tax Revenue, CO:
Series A-2, Zero Coupon, 8/1/2039	1,500,000	790,668
Series A, 4.00%, 8/1/2038	1,010,000	1,028,487

See accompanying notes to financial statements.
67

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
City & County of Denver, Certificate Participation, CO 5.00%, 12/1/2028	$3,000,000	$3,221,519
City & County of Denver, General Obligation, CO Series B, 5.00%, 8/1/2026	1,020,000	1,052,508
City of Colorado Springs Utilities System Revenue, CO:
Series B, 4.00%, 11/15/2046	1,000,000	967,957
Series B, 5.00%, 11/15/2026	3,010,000	3,124,210
Colorado Bridge & Tunnel Enterprise Revenue, CO Series B, 5.00%, 12/1/2038	1,130,000	1,276,682
Douglas County School District No. Re-1 Douglas & Elbert Counties, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2042	2,500,000	2,775,076
Eagle County School District No. Re50J, General Obligation, CO State Aid Withholding, 5.00%, 12/1/2038	1,625,000	1,828,368
El Paso County School District No. 20 Academy, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2029	115,000	119,325
Mesa County Valley School District No. 51 Grand Junction, General Obligation, CO State Aid Withholding, 5.25%, 12/1/2033	250,000	264,350
Pueblo City Schools, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2026	10,000	10,397
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2033	1,000,000	1,147,081
State of Colorado, Certificate Participation, CO:
Series A, 3.00%, 12/15/2036	1,085,000	984,269
Series A, 4.00%, 12/15/2036	1,000,000	1,020,986
Series A, 4.00%, 12/15/2037	2,865,000	2,900,846
Series A, 5.00%, 12/15/2026	3,000,000	3,115,970
COPs, 6.00%, 12/15/2041	1,050,000	1,223,792
University of Colorado Revenue, CO:
Series A, 4.00%, 6/1/2031	4,000,000	4,219,394
Series A, 5.00%, 6/1/2027	25,000	25,187
		60,676,110
CONNECTICUT — 2.5%
City of Hartford Revenue, CT:
5.00%, 4/1/2026	1,055,000	1,079,912
5.00%, 4/1/2032	1,000,000	1,121,815
Security Description	Principal Amount	Value
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series C-2, 2.80%, 7/1/2057 (b)	$11,015,000	$10,948,680
Series X-2, 5.00%, 7/1/2037	1,500,000	1,726,443
State of Connecticut Clean Water Fund-State Revolving Fund Revenue, CT Series A, 5.00%, 2/1/2037	1,500,000	1,600,545
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 7/1/2028	5,000,000	5,341,894
Series A, 5.00%, 7/1/2038	2,000,000	2,242,808
Series A, 5.00%, 7/1/2040	1,665,000	1,865,188
Series A, 5.00%, 7/1/2043	3,160,000	3,488,677
Series B, 5.00%, 7/1/2028	2,000,000	2,136,758
Series B, 5.00%, 7/1/2029	5,500,000	5,965,392
Series B, 5.00%, 7/1/2030	1,500,000	1,649,476
Series B, 5.00%, 7/1/2031	9,175,000	10,221,450
Series A, 5.25%, 7/1/2040	1,000,000	1,120,408
State of Connecticut, General Obligation, CT:
Series 2021-A, 3.00%, 1/15/2037	2,615,000	2,363,649
Series 2021-A, 3.00%, 1/15/2039	1,000,000	880,374
Series G, 3.00%, 11/15/2042	1,070,000	945,490
Series A, 4.00%, 1/15/2028	2,175,000	2,239,546
Series A, 4.00%, 1/15/2030	4,850,000	5,064,874
Series A, 4.00%, 1/15/2032	2,000,000	2,109,065
Series B, 4.00%, 1/15/2043	2,470,000	2,438,100
Series C, 5.00%, 3/1/2031	5,000,000	5,546,849
Series D, 5.00%, 9/15/2028	1,480,000	1,586,567
Series E, 5.00%, 11/15/2028	1,605,000	1,725,314
Series E, 5.00%, 11/15/2030	4,600,000	5,085,602
Series F, 5.00%, 11/15/2034	1,000,000	1,148,793
Series F, 5.00%, 11/15/2035	3,000,000	3,430,981
Series G, 5.00%, 11/15/2041	1,055,000	1,174,101
Series H, 5.00%, 11/15/2034	1,000,000	1,148,793
University of Connecticut Revenue, CT:
Series A, 5.00%, 5/1/2026	1,600,000	1,639,347
Series A, 5.00%, 8/15/2031	2,050,000	2,293,294
		91,330,185
DELAWARE — 0.4%
Delaware Transportation Authority Revenue, DE:
5.00%, 7/1/2036	2,000,000	2,293,931
5.00%, 7/1/2038	1,500,000	1,706,319
State of Delaware, General Obligation, DE:
Series A, 2.00%, 1/1/2036	525,000	415,347
Series A, 5.00%, 5/1/2028	2,000,000	2,140,489
Series A, 5.00%, 5/1/2033	3,000,000	3,451,725

See accompanying notes to financial statements.
68

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2038	$4,000,000	$4,503,179
		14,510,990
DISTRICT OF COLUMBIA — 2.0%
District of Columbia Income Tax Revenue, DC:
Series A, 2.63%, 3/1/2045	635,000	462,209
Series A, 3.00%, 3/1/2041	2,000,000	1,710,961
Series A, 4.00%, 3/1/2037	5,000,000	5,069,533
Series A, 5.00%, 5/1/2041	835,000	918,556
Series A, 5.00%, 7/1/2041	4,225,000	4,607,914
Series A, 5.00%, 5/1/2042	2,000,000	2,192,405
Series A, 5.00%, 7/1/2047	13,000,000	13,846,747
Series C, 5.00%, 10/1/2033	1,000,000	1,147,046
Series A, 5.25%, 5/1/2048	2,185,000	2,374,221
Series A, 5.50%, 7/1/2047	3,360,000	3,698,233
District of Columbia Water & Sewer Authority Revenue, DC:
Series C1, 4.00%, 10/1/2036	2,000,000	2,058,215
Series A, 5.00%, 10/1/2037	2,000,000	2,273,969
Series B, 5.00%, 10/1/2047	1,400,000	1,489,493
District of Columbia, General Obligation, DC:
Series D, 4.00%, 2/1/2046	1,325,000	1,299,563
Series A, 5.00%, 8/1/2030	2,950,000	3,263,737
Series A, 5.00%, 8/1/2043	3,335,000	3,681,048
Series A, 5.00%, 1/1/2045	5,000,000	5,401,150
Series A, 5.00%, 8/1/2049	1,000,000	1,081,100
Series B, 5.00%, 8/1/2031	3,000,000	3,362,510
Series D, 5.00%, 2/1/2041	1,000,000	1,075,528
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 4.00%, 7/15/2034	2,900,000	3,010,260
Series A, 4.00%, 7/15/2043	1,250,000	1,235,669
Series A, 5.00%, 7/15/2038	3,000,000	3,324,163
Series A, 5.00%, 7/15/2042	1,440,000	1,563,894
Series A, 5.00%, 7/15/2049	5,000,000	5,354,815
		75,502,939
FLORIDA — 2.7%
Brevard County School District, Certificate Participation, FL Series A, 5.00%, 7/1/2030	1,200,000	1,315,727
Central Florida Expressway Authority Revenue, FL:
Assured Guaranty Municipal Corp., 4.00%, 7/1/2038 (a)	730,000	743,555
Assured Guaranty Municipal Corp., 5.00%, 7/1/2030 (a)	2,035,000	2,235,571
Assured Guaranty Municipal Corp., 5.00%, 7/1/2033 (a)	1,055,000	1,165,177
City of Jacksonville Revenue, FL:
Series A, 5.00%, 10/1/2025	2,000,000	2,027,683
Series A, 5.00%, 10/1/2033	1,035,000	1,113,692
Series A, 5.00%, 10/1/2034	500,000	536,656
Security Description	Principal Amount	Value
Series B, 5.00%, 10/1/2028	$500,000	$517,576
City of Melbourne Water & Sewer Revenue, FL 5.00%, 11/15/2047	1,400,000	1,488,138
City of Miami Revenue, FL Series A, 5.00%, 3/1/2048	5,000,000	5,300,099
City of Port St. Lucie, Special Assessment, FL:
Build America Mutual Assurance Corp., 3.00%, 7/1/2037 (a)	410,000	368,328
Build America Mutual Assurance Corp., 3.00%, 7/1/2041 (a)	510,000	437,609
3.25%, 7/1/2045	125,000	105,556
City of Tallahassee Energy System Revenue, FL 5.00%, 10/1/2037	5,000,000	5,636,126
City of Tallahassee Utility System Revenue, FL Series A, 5.00%, 10/1/2030	1,250,000	1,385,744
City of Tampa Water & Wastewater System Revenue, FL:
5.00%, 10/1/2041	1,725,000	1,925,207
5.00%, 10/1/2042	1,000,000	1,112,473
County of Broward Convention Center Hotel Revenue, FL 5.00%, 1/1/2040	6,200,000	6,653,180
County of Broward Tourist Development Tax Revenue, FL:
4.00%, 9/1/2037	3,160,000	3,225,465
5.00%, 9/1/2025	1,000,000	1,009,268
County of Miami-Dade Revenue, FL Series B, 3.13%, 4/1/2037	230,000	210,563
County of Miami-Dade Seaport Department Revenue, FL Series B2, 4.00%, 10/1/2039	2,000,000	2,025,959
County of Miami-Dade Transit System Revenue, FL:
3.13%, 7/1/2029	130,000	130,007
Series A, 4.00%, 7/1/2046	2,920,000	2,823,187
5.00%, 7/1/2049	2,000,000	2,112,570
County of Miami-Dade Water & Sewer System Revenue, FL:
4.00%, 10/1/2044	1,000,000	976,201
Series B, 5.00%, 10/1/2033	1,750,000	1,998,676
County of Miami-Dade, General Obligation, FL Series A, 5.00%, 7/1/2041	3,500,000	3,876,836
County of Sarasota Utility System Revenue, FL 5.25%, 10/1/2047	4,000,000	4,356,388

See accompanying notes to financial statements.
69

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Florida Department of Environmental Protection Revenue, FL Series A, 5.00%, 7/1/2025	$105,000	$106,006
Florida Department of Management Services, Certificate Participation, FL:
Series A, 2.00%, 11/1/2038	725,000	533,977
Series A, 3.00%, 11/1/2037	950,000	828,910
Series A, 5.00%, 8/1/2025	170,000	171,821
Florida State Board of Governors Revenue, FL:
Series A, Build America Mutual Assurance Corp., 4.00%, 10/1/2045 (a)	1,235,000	1,206,029
Series A, Build America Mutual Assurance Corp., 4.13%, 10/1/2046 (a)	3,150,000	3,122,986
JEA Electric System Revenue, FL Series THREE, Assured Guaranty Corp., 5.00%, 10/1/2033 (a)	1,000,000	1,142,101
JEA Water & Sewer System Revenue, FL:
Series A, 3.00%, 10/1/2037	500,000	454,504
Series A, 5.00%, 10/1/2035	1,000,000	1,130,095
Series A, 5.25%, 10/1/2049	3,000,000	3,264,260
Orlando Utilities Commission Revenue, FL:
Series A, 5.00%, 10/1/2040	1,280,000	1,411,351
Series A, 5.00%, 10/1/2041	1,800,000	1,973,634
Series A, 5.00%, 10/1/2042	4,000,000	4,369,836
Palm Beach County School District, Certificate Participation, FL Series B, 5.25%, 8/1/2040	2,000,000	2,207,232
Pasco County School Board Revenue, FL 5.00%, 10/1/2033	1,750,000	1,980,075
Sarasota County School Board, Certificate Participation, FL Series A, 5.00%, 7/1/2035	1,000,000	1,109,217
School District of Broward County, General Obligation, FL 5.00%, 7/1/2046	3,000,000	3,201,373
State of Florida Department of Transportation Turnpike System Revenue, FL Series A, 4.00%, 7/1/2043	4,700,000	4,704,511
State of Florida, General Obligation, FL:
Series A, 5.00%, 6/1/2029	1,260,000	1,368,041
Series B, 5.00%, 6/1/2028	1,815,000	1,938,139
Series B, 5.00%, 6/1/2029	5,215,000	5,662,171
Tampa Bay Water Revenue, FL Series A, 5.00%, 10/1/2046	1,000,000	1,091,935
		99,791,421
Security Description	Principal Amount	Value
GEORGIA — 1.8%
City of Atlanta Department of Aviation Revenue, GA Series A, 5.00%, 7/1/2047	$2,000,000	$2,126,603
City of Atlanta Water & Wastewater Revenue, GA:
Build America Mutual Assurance Corp., 5.00%, 11/1/2033 (a)	1,500,000	1,715,620
Build America Mutual Assurance Corp., 5.00%, 11/1/2041 (a)	1,250,000	1,389,550
City of Atlanta, General Obligation, GA:
Series A-1, 5.00%, 12/1/2031	3,385,000	3,814,651
Series A-1, 5.00%, 12/1/2032	2,000,000	2,274,286
County of DeKalb Water & Sewerage Revenue, GA:
5.00%, 10/1/2026	1,500,000	1,553,113
5.00%, 10/1/2030	5,000,000	5,542,974
5.00%, 10/1/2044	1,500,000	1,617,033
Georgia Ports Authority Revenue, GA 4.00%, 7/1/2040	4,000,000	4,043,930
Georgia State Road & Tollway Authority Revenue, GA Series A, 3.00%, 7/15/2048	2,000,000	1,573,816
Metropolitan Atlanta Rapid Transit Authority Revenue, GA Series A, 5.00%, 7/1/2037	1,335,000	1,511,934
Private Colleges & Universities Authority Revenue, GA:
Series B, 4.00%, 9/1/2036	1,000,000	1,025,416
Series A, 5.00%, 9/1/2029	1,245,000	1,354,726
Series B, 5.00%, 9/1/2033	6,460,000	7,371,322
Richmond County Board of Education, General Obligation, GA:
State Aid Withholding, 5.00%, 10/1/2025	3,000,000	3,041,748
State Aid Withholding, 5.00%, 10/1/2027	5,500,000	5,798,873
State of Georgia, General Obligation, GA:
Series A, 4.00%, 7/1/2035	3,275,000	3,448,675
Series A, 5.00%, 8/1/2032	2,000,000	2,210,226
Series A-1, 5.00%, 7/1/2033	4,200,000	4,701,334
Series C, 5.00%, 7/1/2030	8,560,000	9,490,533
		65,606,363
HAWAII — 0.5%
City & County Honolulu Wastewater System Revenue, HI:
4.25%, 7/1/2042	1,000,000	1,020,779
4.50%, 7/1/2048	2,625,000	2,694,979
Series A, 5.00%, 7/1/2049	3,000,000	3,246,585

See accompanying notes to financial statements.
70

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
City & County of Honolulu, General Obligation, HI:
Series A, 4.00%, 7/1/2039	$1,500,000	$1,514,597
Series A, 5.00%, 11/1/2029	2,750,000	3,001,822
Series D, 5.00%, 3/1/2026	2,700,000	2,764,264
County of Hawaii, General Obligation, HI:
4.00%, 9/1/2042	1,750,000	1,732,459
4.00%, 9/1/2043	1,250,000	1,231,194
State of Hawaii Airports System Revenue, HI Series D, 5.00%, 7/1/2029	1,000,000	1,081,553
State of Hawaii State Highway Fund Revenue, HI Series B, 5.00%, 1/1/2025	200,000	200,000
		18,488,232
IDAHO — 0.3%
Idaho Housing & Finance Association Revenue, ID:
Series A, 4.00%, 8/15/2049	1,000,000	942,074
Series A, 5.25%, 8/15/2048	3,445,000	3,749,439
Idaho State Building Authority Revenue, ID:
Series A, 5.00%, 6/1/2031	2,500,000	2,789,910
Series A, 5.00%, 6/1/2032	2,000,000	2,258,989
		9,740,412
ILLINOIS — 1.7%
Champaign County Community Unit School District No. 4 Champaign, General Obligation, IL Series A, 5.00%, 1/1/2034	1,160,000	1,212,969
Chicago Park District, General Obligation, IL:
Series C, Build America Mutual Assurance Corp., 4.00%, 1/1/2042 (a)	500,000	483,237
Series C, 5.00%, 1/1/2028	1,200,000	1,261,194
Series F-2, 5.00%, 1/1/2039	1,625,000	1,700,843
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL:
Series A, 5.00%, 12/1/2030	1,500,000	1,648,118
Series A, 5.00%, 12/1/2049	2,500,000	2,624,653
County of Cook Sales Tax Revenue, IL:
5.00%, 11/15/2042	1,000,000	1,066,736
5.00%, 11/15/2043	1,000,000	1,062,259
Illinois Finance Authority Revenue, IL:
4.00%, 7/1/2025	385,000	386,634
5.00%, 7/1/2036	125,000	128,317
Series A, 5.00%, 10/1/2028	1,000,000	1,068,990
Series A, 5.00%, 4/1/2032	1,000,000	1,122,309
Series A, 5.00%, 4/1/2033	2,000,000	2,267,429
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2033	$1,400,000	$1,594,044
Series B, 5.00%, 4/1/2032	1,565,000	1,756,413
Illinois State Toll Highway Authority Revenue, IL:
Series A, 5.00%, 1/1/2030	1,225,000	1,332,787
Series A, 5.00%, 1/1/2032	2,875,000	3,210,263
Series A, 5.00%, 1/1/2034	2,765,000	3,145,640
Series A, 5.00%, 1/1/2037	2,000,000	2,245,954
Series A, 5.00%, 1/1/2041	1,000,000	1,090,255
Series A, 5.00%, 1/1/2042	1,750,000	1,905,125
Series A, 5.00%, 1/1/2043	1,275,000	1,365,711
Series B, 5.00%, 1/1/2036	215,000	219,089
Series C, 5.00%, 1/1/2036	215,000	215,422
Series A, 5.25%, 1/1/2043	1,000,000	1,104,105
Series A, 5.25%, 1/1/2045	2,705,000	2,974,156
Kendall Kane & Will Counties Community Unit School District No. 308, General Obligation, IL 4.00%, 2/1/2032	510,000	512,401
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL:
Series A, 5.00%, 12/1/2040	1,500,000	1,666,941
Series A, 5.00%, 12/1/2041	1,500,000	1,655,342
Series C, 5.00%, 12/1/2031	1,100,000	1,232,165
Sales Tax Securitization Corp. Revenue, IL:
Series A, 5.00%, 1/1/2030	3,000,000	3,246,719
Series A, 5.00%, 1/1/2031	1,860,000	2,036,395
Series A, 5.00%, 1/1/2035	2,000,000	2,241,026
Series A, 5.00%, 1/1/2036	5,000,000	5,586,659
University of Illinois Auxiliary Facilities System Revenue, IL Series A, 5.00%, 4/1/2031 (c)	1,500,000	1,660,650
University of Illinois Revenue, IL Series A, 5.00%, 4/1/2027	1,450,000	1,512,888
Will County School District No. 86 Joliet, General Obligation, IL Build America Mutual Assurance Corp., 4.00%, 1/1/2049 (a)	2,250,000	2,137,731
		61,681,569
INDIANA — 1.0%
Carmel Redevelopment Authority Revenue, IN Series B, 1.13%, 1/15/2044	2,500,000	1,391,282
Crown Point Multi School Building Corp. Revenue, IN State Intercept, 5.00%, 7/15/2034	1,000,000	1,087,722
Danville Multi-School Building Corp. Revenue, IN State Intercept, 5.00%, 7/15/2042	2,460,000	2,649,441

See accompanying notes to financial statements.
71

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Indiana Finance Authority Revenue, IN:
Series A, 4.00%, 2/1/2034	$2,000,000	$2,073,660
Series A, Build America Mutual Assurance Corp., 4.00%, 10/1/2046 (a)	500,000	491,933
Series 1, 5.00%, 10/1/2034	3,000,000	3,317,207
Series A, 5.00%, 2/1/2037	3,000,000	3,411,956
Series B, 5.00%, 2/1/2026	3,250,000	3,321,533
Series B, 5.00%, 2/1/2043	1,000,000	1,098,391
Series B, 5.00%, 2/1/2045	2,000,000	2,177,313
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series B, 5.25%, 2/1/2048	1,230,000	1,342,029
Series D, 6.00%, 2/1/2048	3,510,000	4,007,226
IPS Multi-School Building Corp. Revenue, IN:
State Intercept, 5.00%, 7/15/2030	1,000,000	1,094,393
State Intercept, 5.00%, 1/15/2031	1,250,000	1,377,232
State Intercept, 5.00%, 7/15/2033	1,100,000	1,212,561
State Intercept, 5.00%, 7/15/2035	1,250,000	1,366,292
Westfield-Washington Multi-School Building Corp. Revenue, IN:
Series A, Build America Mutual Assurance Corp., State Intercept, 5.00%, 7/15/2035 (a)	1,825,000	2,044,538
Series A, Build America Mutual Assurance Corp., State Intercept, 5.25%, 7/15/2043 (a)	1,550,000	1,705,793
		35,170,502
IOWA — 0.4%
Iowa Finance Authority Revenue, IA:
5.00%, 12/1/2050	2,155,000	2,450,033
VRN, 5.00%, 12/1/2050 (b)	2,000,000	2,273,812
Series A, 5.00%, 8/1/2034	500,000	549,242
Series A, 5.00%, 8/1/2035	2,790,000	3,168,988
Series A, 5.00%, 8/1/2047	5,000,000	5,337,743
		13,779,818
KANSAS — 0.3%
County of Johnson, General Obligation, KS Series A, 5.00%, 9/1/2029	550,000	579,045
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation, KS Series A, 3.00%, 10/1/2039	1,000,000	873,653
Security Description	Principal Amount	Value
Kansas Development Finance Authority Revenue, KS Series SR, 5.00%, 5/1/2043	$2,080,000	$2,281,035
State of Kansas Department of Transportation Revenue, KS:
Series A, 5.00%, 9/1/2026	100,000	103,318
Series A, 5.00%, 9/1/2031	3,500,000	3,908,903
Series A, 5.00%, 9/1/2035	2,500,000	2,850,657
		10,596,611
KENTUCKY — 0.6%
Jefferson County School District Finance Corp. Revenue, KY Series B, State Intercept, 3.00%, 12/1/2035	1,710,000	1,558,912
Kentucky Asset Liability Commission Revenue, KY:
Series A, 5.00%, 9/1/2025	1,000,000	1,012,239
Series A, 5.00%, 9/1/2026	1,000,000	1,031,864
Kentucky State Property & Building Commission Revenue, KY:
Series A, Assured Guaranty Municipal Corp., 5.00%, 11/1/2025 (a)	3,000,000	3,045,212
Series A, 5.00%, 10/1/2030	575,000	630,394
Series A, 5.00%, 10/1/2042	1,225,000	1,337,472
Series B, 5.00%, 11/1/2027	1,735,000	1,827,228
Kentucky Turnpike Authority Revenue, KY:
Series A, 5.00%, 7/1/2028	1,505,000	1,607,830
Series B, 5.00%, 7/1/2026	120,000	123,467
Louisville & Jefferson County Metropolitan Sewer District Revenue, KY:
Series A, 2.25%, 5/15/2043	700,000	476,170
Series A, 3.00%, 5/15/2044	1,000,000	807,924
Series C, 5.00%, 5/15/2026	2,550,000	2,622,246
Louisville/Jefferson County Metropolitan Government, General Obligation, KY:
Series A, 5.00%, 4/1/2031	1,345,000	1,500,841
Series A, 5.00%, 12/1/2039	4,560,000	5,097,784
University of Kentucky Revenue, KY Series A, State Intercept, 3.13%, 10/1/2037	360,000	327,319
		23,006,902
LOUISIANA — 0.6%
East Baton Rouge Sewerage Commission Revenue, LA Series A, 4.00%, 2/1/2038	630,000	629,877
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Revenue, LA 5.25%, 7/15/2048	5,000,000	5,371,134

See accompanying notes to financial statements.
72

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
State of Louisiana Gasoline & Fuels Tax Revenue, LA:
Series A, 5.00%, 5/1/2034	$1,500,000	$1,702,833
Series B, 5.00%, 5/1/2025	520,000	523,151
State of Louisiana Revenue, LA:
5.00%, 9/1/2035	2,825,000	3,188,308
Series A, 5.00%, 9/1/2027	560,000	589,536
State of Louisiana, General Obligation, LA:
Series A, 4.00%, 5/1/2041	1,500,000	1,496,655
Series A, 5.00%, 4/1/2027	2,875,000	3,006,966
Series A, 5.00%, 2/1/2028	2,000,000	2,120,992
Series E, 5.00%, 9/1/2031	1,950,000	2,170,548
		20,800,000
MAINE — 0.1%
Maine Municipal Bond Bank Revenue, ME:
Series A, 5.00%, 11/1/2034	1,000,000	1,145,791
Series A, 5.00%, 11/1/2035	2,000,000	2,281,333
		3,427,124
MARYLAND — 2.6%
City of Baltimore Revenue, MD Series A, 4.00%, 7/1/2044	2,000,000	1,963,754
County of Baltimore, General Obligation, MD:
5.00%, 7/1/2034	1,765,000	2,043,175
5.00%, 3/1/2044	4,350,000	4,749,648
County of Montgomery, General Obligation, MD:
Series A, 2.00%, 8/1/2039	2,000,000	1,510,223
Series A, 2.00%, 8/1/2040	2,000,000	1,472,079
Series A, 3.00%, 8/1/2033	1,150,000	1,074,513
Series A, 5.00%, 8/1/2026	11,000,000	11,358,081
County of Prince George's, General Obligation, MD:
Series A, 5.00%, 7/1/2027	3,500,000	3,681,082
Series A, 5.00%, 8/1/2033	4,050,000	4,661,713
Maryland Stadium Authority Revenue, MD:
Series A, 5.00%, 3/1/2035	2,000,000	2,225,578
Series A, 5.00%, 3/1/2036	2,000,000	2,217,440
Maryland State Transportation Authority Revenue, MD:
4.00%, 7/1/2045	2,525,000	2,471,622
Series A, 5.00%, 7/1/2030	2,160,000	2,381,969
Series A, 5.00%, 7/1/2038	2,680,000	3,034,375
Series A, 5.00%, 7/1/2039	2,445,000	2,751,513
State of Maryland Department of Transportation Revenue, MD Series A, 2.00%, 10/1/2034	5,465,000	4,513,317
State of Maryland, General Obligation, MD:
Series C, 3.00%, 8/1/2026	1,500,000	1,497,089
Series C, 4.00%, 3/1/2028	3,000,000	3,099,668
Series A, 5.00%, 8/1/2025	2,025,000	2,048,328
Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2027	$1,200,000	$1,254,790
Series A, 5.00%, 3/15/2030	2,875,000	3,169,473
Series A, 5.00%, 8/1/2032	1,500,000	1,679,550
Series A, 5.00%, 6/1/2033	5,000,000	5,652,371
Series A, 5.00%, 6/1/2034	8,425,000	9,490,466
Series A, 5.00%, 6/1/2035	4,500,000	5,178,261
Series A, 5.00%, 6/1/2039	3,000,000	3,388,912
Series B, 5.00%, 8/1/2027	1,840,000	1,938,295
University System of Maryland Revenue, MD Series B, 5.00%, 4/1/2028	1,850,000	1,971,990
Washington Suburban Sanitary Commission Revenue, MD:
2.00%, 12/1/2044	2,000,000	1,342,276
4.00%, 6/1/2049	3,000,000	2,943,247
		96,764,798
MASSACHUSETTS — 3.6%
City of Boston, General Obligation, MA Series A, 5.00%, 11/1/2027	4,780,000	5,086,545
City of Cambridge, General Obligation, MA 5.00%, 2/15/2028	2,285,000	2,445,977
City of Waltham, General Obligation, MA 4.00%, 8/15/2049	1,000,000	976,443
Commonwealth of Massachusetts Transportation Fund Revenue, MA:
Series A, 5.00%, 6/1/2042	1,040,000	1,117,145
Series B, 5.00%, 6/1/2048	6,500,000	6,996,012
Commonwealth of Massachusetts, General Obligation, MA:
Series C, 2.00%, 9/1/2042	1,600,000	1,129,645
Series C, 2.38%, 9/1/2043	2,255,000	1,674,103
Series C, 2.38%, 9/1/2044	1,650,000	1,204,318
Series C, 2.38%, 9/1/2046	1,400,000	990,146
Series B, 2.50%, 3/1/2043	550,000	421,892
Series C, 3.00%, 3/1/2047	1,000,000	788,649
Series D, 4.00%, 11/1/2034	1,000,000	1,029,933
Series A, 5.00%, 1/1/2027	1,205,000	1,255,087
Series A, 5.00%, 10/1/2031	1,500,000	1,695,634
Series A, 5.00%, 3/1/2038	2,000,000	2,269,585
Series A, 5.00%, 1/1/2039	3,000,000	3,371,776
Series B, 5.00%, 10/1/2027	3,000,000	3,175,323
Series B, 5.00%, 10/1/2031	1,500,000	1,695,634
Series B, 5.00%, 11/1/2032	3,000,000	3,430,902
Series B, 5.00%, 11/1/2034	2,860,000	3,298,618
Series B, 5.00%, 11/1/2040	2,795,000	3,135,593
Series B, 5.00%, 5/1/2045	2,500,000	2,724,629
Series C, 5.00%, 8/1/2039	3,000,000	3,356,845
Series C, 5.00%, 10/1/2046	2,500,000	2,700,349
Series D, 5.00%, 11/1/2028	12,500,000	13,489,599
Series E, 5.00%, 11/1/2026	1,285,000	1,334,428
Series E, 5.00%, 11/1/2049	2,515,000	2,676,693

See accompanying notes to financial statements.
73

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series I, 5.00%, 12/1/2047	$3,130,000	$3,393,631
Series C, 5.25%, 10/1/2047	14,000,000	15,326,991
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA:
Series A-1, 4.00%, 7/1/2048	9,000,000	8,647,255
Series A-1, 4.00%, 7/1/2037	3,750,000	3,854,287
Series A, 5.00%, 7/1/2034	1,560,000	1,821,100
Series A-1, 5.00%, 7/1/2025	1,115,000	1,125,963
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 2/1/2032	3,250,000	3,692,057
5.00%, 2/1/2033	2,000,000	2,299,716
Series 25B, 5.00%, 2/1/2038	300,000	337,469
Series 25B, 5.00%, 2/1/2041	1,000,000	1,108,554
Series 25B, 5.00%, 2/1/2042	450,000	497,138
Massachusetts Development Finance Agency Revenue, MA:
Series B, 5.00%, 11/15/2032	8,000,000	9,193,858
Series B, 5.00%, 2/15/2033	1,525,000	1,752,835
Series FF, 5.00%, 10/1/2026	2,250,000	2,334,743
Series V, 5.00%, 7/1/2035	1,000,000	1,166,434
Massachusetts School Building Authority Revenue, MA Series A, 5.00%, 2/15/2044	1,115,000	1,166,123
Massachusetts Water Resources Authority, MA Series B, 5.00%, 8/1/2042	1,650,000	1,830,736
Nauset Regional School District, General Obligation, MA 4.00%, 5/15/2049	1,000,000	976,579
		133,996,972
MICHIGAN — 1.1%
City of Lansing, General Obligation, MI:
Series B, Assured Guaranty Municipal Corp., 4.00%, 6/1/2038 (a)	2,375,000	2,393,286
Series B, Assured Guaranty Municipal Corp., 4.00%, 6/1/2039 (a)	2,250,000	2,254,191
Series B, Assured Guaranty Municipal Corp., 4.00%, 6/1/2040 (a)	2,500,000	2,485,879
Grand Rapids Public Schools, General Obligation, MI Assured Guaranty Municipal Corp., 5.00%, 5/1/2049 (a)	4,250,000	4,548,662
Great Lakes Water Authority Sewage Disposal System Revenue, MI Series C, 5.25%, 7/1/2048	1,400,000	1,528,209
Great Lakes Water Authority Water Supply System Revenue, MI:
Series A, 5.00%, 7/1/2038	1,180,000	1,310,503
Series B, 5.25%, 7/1/2048	1,500,000	1,637,366
Security Description	Principal Amount	Value
Michigan Finance Authority Revenue, MI:
Series A, 4.00%, 10/1/2048	$2,000,000	$1,925,970
Series A, 5.00%, 10/1/2031	1,500,000	1,685,588
Michigan State Building Authority Revenue, MI:
Series I, 4.00%, 10/15/2035	225,000	225,896
Series I, 5.00%, 10/15/2028	100,000	103,424
Series I, 5.00%, 4/15/2030	10,000	10,142
Series I, 5.00%, 10/15/2030	390,000	402,608
Series I, 5.00%, 4/15/2031	65,000	65,922
Series II, 5.00%, 10/15/2026	5,000,000	5,180,375
State of Michigan Trunk Line Revenue, MI:
Series A, 4.00%, 11/15/2041	3,500,000	3,535,469
Series A, 4.00%, 11/15/2044	1,910,000	1,912,970
Series B, 4.00%, 11/15/2038	1,615,000	1,644,715
Series B, 4.00%, 11/15/2045	6,860,000	6,848,621
State of Michigan, General Obligation, MI:
Series A, 3.00%, 5/15/2036	1,140,000	1,067,230
Series A, 4.00%, 5/15/2040	835,000	848,626
		41,615,652
MINNESOTA — 1.5%
County of Hennepin, General Obligation, MN:
Series A, 5.00%, 12/1/2043	3,000,000	3,357,264
Series C, 5.00%, 12/15/2037	2,000,000	2,165,285
Edina Independent School District No. 273, General Obligation, MN Series A, School District Credit Enhancement Program, 3.00%, 2/1/2036	2,000,000	1,872,740
Elk River Independent School District No. 728, General Obligation, MN Series A, School District Credit Enhancement Program, 2.00%, 2/1/2034	845,000	707,291
State of Minnesota, Certificate Participation, MN:
5.00%, 11/1/2038	10,000,000	11,172,653
5.00%, 11/1/2039	3,000,000	3,336,673
State of Minnesota, General Obligation, MN:
Series A, 5.00%, 8/1/2025	1,360,000	1,375,353
Series A, 5.00%, 10/1/2028	205,000	216,068
Series A, 5.00%, 8/1/2032	8,460,000	9,646,981
Series A, 5.00%, 8/1/2035	3,000,000	3,456,562
Series B, 5.00%, 8/1/2027	9,925,000	10,457,738
Series D, 5.00%, 8/1/2026	3,000,000	3,097,710
Series D, 5.00%, 8/1/2027	2,500,000	2,634,191
University of Minnesota Revenue, MN Series A, 5.00%, 8/1/2031	1,000,000	1,121,316

See accompanying notes to financial statements.
74

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
White Bear Lake Independent School District No. 624, General Obligation, MN Series A, School District Credit Enhancement Program, 3.00%, 2/1/2031	$1,000,000	$990,068
		55,607,893
MISSISSIPPI — 0.1%
Mississippi Development Bank Revenue, MS Series A, 5.00%, 1/1/2031	1,000,000	1,100,104
State of Mississippi Revenue, MS 5.00%, 10/1/2049	1,240,000	1,318,245
State of Mississippi, General Obligation, MS Series A, 4.00%, 6/1/2036	1,000,000	1,019,004
		3,437,353
MISSOURI — 0.6%
City of Kansas City Sanitary Sewer System Revenue, MO Series A, 4.00%, 1/1/2049	3,500,000	3,386,666
Curators of the University of Missouri Revenue, MO:
5.00%, 11/1/2031	1,500,000	1,683,405
Series B, 5.00%, 11/1/2030	5,000,000	5,537,945
Metropolitan St. Louis Sewer District Revenue, MO Series A, 5.00%, 5/1/2028	305,000	318,803
Missouri Highway & Transportation Commission Revenue, MO Series A, 5.00%, 5/1/2032	5,000,000	5,652,078
Missouri State Board of Public Buildings Revenue, MO Series B, 5.00%, 10/1/2027	5,670,000	5,973,336
St. Charles County Francis Howell R-III School District, General Obligation, MO 2.00%, 3/1/2040	1,500,000	1,056,673
		23,608,906
NEBRASKA — 0.4%
Omaha Public Power District Revenue, NE:
Series A, 4.00%, 2/1/2042	3,450,000	3,457,489
Series C, 5.00%, 2/1/2041	1,000,000	1,106,872
Series A, 5.25%, 2/1/2048	5,000,000	5,432,569
Series B, 5.25%, 2/1/2048	1,500,000	1,629,771
Omaha School District, General Obligation, NE 2.00%, 12/15/2042	2,045,000	1,334,526
		12,961,227
NEVADA — 0.7%
County of Clark Department of Aviation Revenue, NV Series A, 5.00%, 7/1/2032	3,000,000	3,374,591
Security Description	Principal Amount	Value
County of Clark Revenue, NV 5.00%, 7/1/2026	$5,000,000	$5,148,551
County of Clark, General Obligation, NV:
Series C, 3.00%, 7/1/2035	800,000	738,290
Series C, 3.00%, 7/1/2039	500,000	433,703
5.00%, 6/1/2026	150,000	154,218
Series A, 5.00%, 6/1/2027	140,000	146,867
Series B, 5.00%, 11/1/2026	180,000	186,615
Las Vegas Valley Water District, General Obligation, NV:
Series A, 4.00%, 6/1/2041	1,550,000	1,550,572
Series A, 4.00%, 6/1/2042	2,230,000	2,217,614
Series C, 4.00%, 6/1/2042	1,900,000	1,880,074
Series A, 5.00%, 6/1/2045	2,205,000	2,381,720
State of Nevada Highway Improvement Revenue, NV 5.00%, 12/1/2026	310,000	318,727
State of Nevada, General Obligation, NV:
Series A, 5.00%, 5/1/2035	4,000,000	4,541,821
Series A, 5.00%, 5/1/2043	4,000,000	4,359,010
		27,432,373
NEW HAMPSHIRE — 0.1%
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
Series B, 3.30%, 6/1/2040 (b)	1,510,000	1,509,954
Build America Mutual Assurance Corp., 5.00%, 7/1/2028 (a)	1,700,000	1,808,460
		3,318,414
NEW JERSEY — 0.5%
Cherry Hill Township School District, General Obligation, NJ 4.00%, 8/1/2037	8,000,000	8,161,352
Hudson County Improvement Authority Revenue, NJ 3.00%, 10/1/2039	1,980,000	1,764,751
New Jersey Educational Facilities Authority Revenue, NJ:
Series C, 2.00%, 3/1/2039	500,000	376,830
Series C, 2.00%, 3/1/2041	2,635,000	1,896,204
Series C, 4.00%, 3/1/2033	2,070,000	2,181,469
Series A2, 5.00%, 3/1/2041	2,000,000	2,253,653
Series C, 5.00%, 3/1/2044	2,500,000	2,786,338
		19,420,597
NEW MEXICO — 0.2%
New Mexico Finance Authority Revenue, NM Series A, 5.00%, 6/15/2027	3,750,000	3,934,190
State of New Mexico Severance Tax Permanent Fund Revenue, NM:
Series A, 5.00%, 7/1/2025	120,000	121,180

See accompanying notes to financial statements.
75

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2026	$2,600,000	$2,680,125
State of New Mexico Severance Tax Permanent Fund, General Obligation, NM Series A, 5.00%, 7/1/2031	1,910,000	2,124,275
		8,859,770
NEW YORK — 20.3%
Battery Park City Authority Revenue, NY Series B, 5.00%, 11/1/2037	1,030,000	1,177,041
City of New York, General Obligation, NY:
Series A-1, 3.00%, 8/1/2036	2,485,000	2,261,286
Series B1, 3.00%, 10/1/2041	850,000	709,247
Series D-1, 3.00%, 3/1/2045	1,000,000	796,442
Series A-1, 4.00%, 8/1/2038	2,000,000	2,029,427
Series C, 4.00%, 8/1/2037	1,050,000	1,068,838
Series C, 4.00%, 8/1/2039	2,110,000	2,123,561
Series F1, 4.00%, 3/1/2047	1,000,000	966,542
Series 1, 5.00%, 8/1/2028	600,000	641,909
Series 1, 5.00%, 8/1/2034	1,900,000	2,142,771
Series A, 5.00%, 8/1/2029	1,870,000	2,032,485
Series A, 5.00%, 8/1/2030	5,000,000	5,502,137
Series A, 5.00%, 8/1/2031	5,000,000	5,572,704
Series A, 5.00%, 8/1/2032	2,000,000	2,251,645
Series A, 5.00%, 8/1/2033	2,050,000	2,328,069
Series A-1, 5.00%, 8/1/2026	3,500,000	3,608,330
Series A-1, 5.00%, 9/1/2026	1,520,000	1,569,603
Series A-1, 5.00%, 8/1/2031	7,500,000	8,231,030
Series B-1, 5.00%, 8/1/2029	7,500,000	8,151,679
Series B-1, 5.00%, 8/1/2030	13,290,000	14,624,681
Series B-1, 5.00%, 8/1/2031	6,480,000	7,222,224
Series B-1, 5.00%, 10/1/2031	1,500,000	1,675,147
Series B-1, 5.00%, 8/1/2032	1,825,000	2,054,626
Series B-1, 5.00%, 10/1/2035	1,420,000	1,580,005
Series C, 5.00%, 8/1/2027	10,000,000	10,526,555
Series C, 5.00%, 8/1/2029	8,895,000	9,667,892
Series C, 5.00%, 3/1/2031	1,780,000	1,973,623
Series C1, 5.00%, 8/1/2029	1,270,000	1,380,351
Series C-1, 5.00%, 9/1/2040	2,500,000	2,774,781
Series F-1, 5.00%, 8/1/2028	1,095,000	1,171,483
Series L6, 5.00%, 4/1/2031	1,515,000	1,625,322
Series B-1, 5.25%, 10/1/2043	1,500,000	1,642,247
Series E1, 5.25%, 4/1/2044	8,530,000	9,343,841
County of Nassau, General Obligation, NY:
Series A, 5.00%, 4/1/2045	1,000,000	1,093,247
Series B, 5.00%, 4/1/2041	1,500,000	1,654,378
County of Westchester, General Obligation, NY Series A, 2.00%, 10/15/2034	6,410,000	5,198,957
Empire State Development Corp. Revenue, NY:
Series A, 3.00%, 3/15/2040	5,665,000	4,891,413
Series A, 3.00%, 3/15/2041	1,415,000	1,207,268
Security Description	Principal Amount	Value
Series C, 3.00%, 3/15/2040	$2,830,000	$2,444,296
Series C, 3.00%, 3/15/2048	2,000,000	1,547,892
Series E, 3.00%, 3/15/2047	2,500,000	1,960,163
Series A, 4.00%, 3/15/2038	7,475,000	7,565,801
Series A, 4.00%, 3/15/2044	1,000,000	976,068
Series A, 4.00%, 3/15/2046	3,415,000	3,305,897
Series A, 4.00%, 3/15/2047	2,000,000	1,935,784
Series C, 4.00%, 3/15/2041	2,695,000	2,698,648
Series C, 4.00%, 3/15/2045	4,450,000	4,368,700
Series E, 4.00%, 3/15/2034	1,225,000	1,261,252
Series A, 5.00%, 3/15/2029	7,000,000	7,593,552
Series A, 5.00%, 9/15/2028	3,000,000	3,226,547
Series A, 5.00%, 3/15/2037	2,420,000	2,713,491
Series A, 5.00%, 3/15/2042	9,865,000	10,592,350
Series A, 5.00%, 3/15/2046	3,000,000	3,249,499
Series C, 5.00%, 3/15/2029	1,060,000	1,149,553
Series C, 5.00%, 3/15/2030	1,000,000	1,100,368
Series C, 5.00%, 3/15/2032	3,000,000	3,299,391
Series C, 5.00%, 3/15/2043	4,990,000	5,282,814
Series C, 5.00%, 3/15/2047	12,300,000	12,880,136
Hudson Yards Infrastructure Corp. Revenue, NY Series A, 4.00%, 2/15/2044	2,000,000	1,971,660
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NY:
Series A, 5.00%, 11/15/2044	695,000	746,415
Series B-1, 5.00%, 11/15/2045	3,000,000	3,269,342
Series B-1, 5.00%, 11/15/2049	3,000,000	3,221,170
Series B-2, 5.00%, 11/15/2048	2,250,000	2,421,127
Series A, 5.25%, 11/15/2034	560,000	577,980
Series A, 5.25%, 11/15/2035	250,000	257,814
Metropolitan Transportation Authority Revenue, NY Series A, Build America Mutual Assurance Corp., 4.00%, 11/15/2048 (a)	3,075,000	2,917,544
Monroe County Industrial Development Corp. Revenue, NY Series A, 5.00%, 7/1/2034	2,335,000	2,678,002
New York City Municipal Water Finance Authority Revenue, NY:
Series BB-1, 4.00%, 6/15/2039	1,500,000	1,516,797
Series BB-1, 4.00%, 6/15/2045	5,355,000	5,238,446
Series BB2, 4.00%, 6/15/2042	3,085,000	3,063,253
Series DD, 4.13%, 6/15/2046	5,000,000	4,939,659
Series DD, 4.13%, 6/15/2047	5,000,000	4,924,090
Series AA-2, 5.00%, 6/15/2032	1,200,000	1,332,826
Series AA-2, 5.00%, 6/15/2048	1,750,000	1,893,121
Series AA-2, 5.00%, 6/15/2049	3,000,000	3,238,260

See accompanying notes to financial statements.
76

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series BB, 5.00%, 6/15/2035	$18,165,000	$21,032,270
Series CC-2, 5.00%, 6/15/2028	3,000,000	3,108,969
Series CC-3, 5.00%, 6/15/2032	3,000,000	3,357,407
Series CC-SUBSERIES CC-2, 5.00%, 6/15/2033	3,000,000	3,453,622
Series CC-SUBSERIES CC-2, 5.00%, 6/15/2036	3,000,000	3,529,515
Series CC-SUBSERIES CC-2, 5.00%, 6/15/2046	2,000,000	2,167,792
Series DD, 5.00%, 6/15/2029	2,000,000	2,181,603
Series EE, 5.00%, 6/15/2031	1,310,000	1,473,235
New York City Transitional Finance Authority Building Aid Revenue, NY:
Series S1A, State Aid Withholding, 4.00%, 7/15/2037	5,830,000	5,966,347
Series S-1A, State Aid Withholding, 5.00%, 7/15/2029	4,885,000	5,342,617
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series A, 3.00%, 11/1/2039	1,000,000	857,631
Series B-1, 3.00%, 8/1/2041	1,600,000	1,337,034
Series B-1, 3.00%, 8/1/2048	1,000,000	769,876
Series A-1, 4.00%, 11/1/2037	1,500,000	1,525,721
Series A3, 4.00%, 5/1/2042	2,500,000	2,455,201
Series B-1, 4.00%, 8/1/2045	3,000,000	2,924,867
Series C, 4.00%, 2/1/2027	2,000,000	2,042,919
Series C-1, 4.00%, 5/1/2035	1,270,000	1,307,450
Series C-1, 4.00%, 2/1/2039	1,185,000	1,192,067
Series C-1, 4.00%, 2/1/2040	3,500,000	3,504,791
Series C-1, 4.00%, 5/1/2040	1,145,000	1,146,300
Series C-1, 4.00%, 5/1/2043	2,000,000	1,967,311
Series C-1, 4.00%, 5/1/2045	2,585,000	2,519,705
Series D1, 4.00%, 11/1/2040	2,275,000	2,277,599
Series D1, 4.00%, 11/1/2044	7,820,000	7,661,628
Series E1, 4.00%, 2/1/2042	1,220,000	1,209,113
Series 1, 5.00%, 11/1/2028	1,065,000	1,144,080
Series A, 5.00%, 11/1/2032	2,000,000	2,194,075
Series A, 5.00%, 5/1/2035	3,935,000	4,420,585
Series A, 5.00%, 5/1/2036	6,625,000	7,420,726
Series A, 5.00%, 5/1/2038	1,000,000	1,112,680
Series A, 5.00%, 5/1/2042	1,000,000	1,088,706
Series A, 5.00%, 5/1/2045	2,735,000	2,944,229
Series A, 5.00%, 5/1/2047	5,120,000	5,477,987
Series A-1, 5.00%, 11/1/2025	6,740,000	6,849,923
Series B-1, 5.00%, 8/1/2025	1,355,000	1,370,775
Series B-1, 5.00%, 11/1/2027	4,910,000	5,186,201
Series B-1, 5.00%, 8/1/2030	1,395,000	1,541,091
Series B-1, 5.00%, 8/1/2035	3,000,000	3,298,773
Series C-1, 5.00%, 11/1/2027	2,150,000	2,270,943
Series D-1, 5.00%, 11/1/2028	1,490,000	1,600,638
Security Description	Principal Amount	Value
Series D-1, 5.00%, 11/1/2032	$1,040,000	$1,164,159
Series D-1, 5.00%, 11/1/2034	2,000,000	2,224,790
Series DS, 5.00%, 11/1/2036	1,000,000	1,086,180
Series E-1, 5.00%, 11/1/2027	5,365,000	5,666,796
Series E-1, 5.00%, 11/1/2030	1,705,000	1,890,614
Series E-1, 5.00%, 11/1/2040	2,400,000	2,643,485
Series F-1, 5.00%, 11/1/2025	3,000,000	3,048,927
Series F-1, 5.00%, 2/1/2047	6,775,000	7,188,242
Series A-1, 5.25%, 8/1/2040	1,135,000	1,261,000
Series B-1, 5.25%, 11/1/2034	1,975,000	2,244,166
Series D-1, 5.25%, 11/1/2038	1,800,000	2,021,971
New York City Transitional Finance Authority Revenue, NY:
Series G-1, 4.00%, 5/1/2046	5,000,000	4,855,812
Series A-1, 5.00%, 11/1/2036	3,000,000	3,409,074
Series A-1, 5.00%, 11/1/2037	5,000,000	5,656,364
Series A-1, 5.00%, 11/1/2040	2,500,000	2,791,873
Series B, 5.00%, 5/1/2026	2,250,000	2,309,816
Series C, 5.00%, 5/1/2038	2,400,000	2,684,358
Series C, 5.00%, 5/1/2046	2,000,000	2,168,138
Series D, 5.00%, 5/1/2041	3,505,000	3,881,018
Series D, 5.00%, 5/1/2042	3,900,000	4,297,681
Series D-1, 5.00%, 11/1/2028	4,180,000	4,490,380
Series D-1, 5.00%, 11/1/2036	5,000,000	5,652,226
Series F-1, 5.00%, 2/1/2036	5,000,000	5,651,888
Series F-1, 5.00%, 2/1/2046	1,335,000	1,440,134
Series G-1, 5.00%, 5/1/2039	5,000,000	5,592,260
Series C, 5.50%, 5/1/2040	1,250,000	1,430,258
Series E, 5.50%, 11/1/2049 (c)	2,500,000	2,796,777
New York Liberty Development Corp. Revenue, NY:
Series 1, 2.75%, 2/15/2044	3,665,000	2,760,405
Series A, Class 1, 3.00%, 9/15/2043	1,000,000	829,816
Series 1, 4.00%, 2/15/2043	1,500,000	1,457,126
New York Power Authority Revenue, NY:
Series A, Assured Guaranty Municipal Corp., 4.00%, 11/15/2040 (a)	3,795,000	3,888,957
Series A, 5.00%, 11/15/2032	2,000,000	2,303,384
Series A, 5.00%, 11/15/2042	1,000,000	1,129,610
New York State Dormitory Authority Revenue, NY:
Series A, 3.00%, 7/1/2029	315,000	315,198
Series A, 3.00%, 3/15/2041	710,000	604,131
Series A, 3.00%, 3/15/2042	2,000,000	1,684,011
Series A, 3.25%, 2/15/2040	5,000	5,024
Series A, 4.00%, 3/15/2036	1,500,000	1,533,063
Series A, 4.00%, 3/15/2038	5,000,000	5,073,210
Series A, 4.00%, 7/1/2040	2,400,000	2,411,540
Series A, 4.00%, 3/15/2041	5,000,000	5,000,975
Series A, 4.00%, 3/15/2042	1,150,000	1,142,697
Series A, 4.00%, 3/15/2047	6,000,000	5,807,353
Series A, 4.00%, 3/15/2048	3,655,000	3,521,655

See accompanying notes to financial statements.
77

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series D, 4.00%, 2/15/2037	$3,000,000	$3,047,344
Series D, 4.00%, 2/15/2047	1,320,000	1,276,254
Series E, 4.00%, 3/15/2042	1,490,000	1,480,538
Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2028 (a)	4,625,000	4,982,036
Series A, 5.00%, 3/15/2029	5,155,000	5,583,601
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 5.00%, 10/1/2029 (a)	2,000,000	2,187,687
Series A, 5.00%, 3/15/2031	4,680,000	5,208,232
Series A, 5.00%, 10/1/2031	2,590,000	2,948,152
Series A, 5.00%, 7/1/2032	125,000	128,987
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 5.00%, 10/1/2032 (a)	3,500,000	3,972,737
Series A, 5.00%, 3/15/2033	3,500,000	3,980,677
Series A, Assured Guaranty Municipal Corp., 5.00%, 10/1/2033 (a)	1,000,000	1,071,029
Series A, 5.00%, 3/15/2035	1,000,000	1,124,419
Series A, 5.00%, 3/15/2036	1,000,000	1,119,710
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 5.00%, 10/1/2036 (a)	2,000,000	2,231,332
Series A, 5.00%, 3/15/2038	5,000,000	5,680,012
Series A, 5.00%, 3/15/2039	1,000,000	1,102,395
Series A, 5.00%, 3/15/2043	1,245,000	1,302,703
Series A, 5.00%, 3/15/2049	5,000,000	5,367,947
Series A-1, 5.00%, 3/15/2029	3,000,000	3,252,188
Series A-1, 5.00%, 3/15/2036	3,000,000	3,377,482
Series A-1, 5.00%, 3/15/2045	3,000,000	3,224,318
Series B, 5.00%, 10/1/2030	260,000	267,054
Series B, 5.00%, 3/15/2031	2,250,000	2,512,055
Series B, 5.00%, 3/15/2049	1,855,000	1,997,203
Series D, 5.00%, 2/15/2030	1,000,000	1,095,936
Series E, 5.00%, 3/15/2031	1,730,000	1,925,265
Series E, 5.00%, 3/15/2032	1,285,000	1,446,971
New York State Environmental Facilities Corp. Revenue, NY:
Series A, 4.00%, 6/15/2047	2,215,000	2,221,359
Series B, 4.00%, 10/15/2045	1,500,000	1,508,534
Series B-SUB, 4.00%, 6/15/2037	2,000,000	2,046,858
Series A, 5.00%, 6/15/2046	5,000,000	5,469,063
Series B, 5.00%, 6/15/2026	5,000,000	5,157,969
New York State Housing Finance Agency Revenue, NY:
Series B-2, VRN, 3.30%, 12/15/2054 (b)	1,415,000	1,403,394
Series B-2, VRN, 3.35%, 12/15/2054 (b)	3,055,000	3,038,421
Security Description	Principal Amount	Value
New York State Thruway Authority Revenue, NY:
Series A1, 3.00%, 3/15/2048	$2,000,000	$1,539,135
Series A1, 3.00%, 3/15/2049	2,000,000	1,522,282
Series A-1, 4.00%, 3/15/2039	3,000,000	2,995,456
5.00%, 3/15/2041	8,000,000	8,705,409
Series A, 5.00%, 3/15/2029	2,850,000	3,091,956
Series A, 5.00%, 3/15/2039	2,000,000	2,198,164
Series A1, 5.00%, 3/15/2030	1,950,000	2,145,718
Port Authority of New York & New Jersey Revenue, NY:
Series 230, 4.00%, 12/1/2028	2,000,000	2,083,310
Series 230, 4.00%, 12/1/2030	750,000	796,038
Series 240, 5.00%, 7/15/2041	2,000,000	2,215,280
Series 241, 5.00%, 7/15/2040	1,140,000	1,268,779
Series 241, 5.00%, 7/15/2041	1,500,000	1,661,460
Series 241, 5.00%, 7/15/2048	1,000,000	1,075,010
Series 243, 5.00%, 12/1/2026	2,000,000	2,084,034
Series 243, 5.00%, 12/1/2033	3,500,000	4,026,568
Series 243, 5.00%, 12/1/2036	1,645,000	1,872,592
Series 244, 5.00%, 7/15/2038	2,310,000	2,622,330
Series 244, 5.00%, 7/15/2045	1,145,000	1,252,675
State of New York, General Obligation, NY:
Series A, 5.00%, 3/15/2032	1,500,000	1,719,245
Series A, 5.00%, 3/15/2034	4,325,000	4,988,124
Triborough Bridge & Tunnel Authority Revenue, NY:
Series C2, Zero Coupon, 5/15/2033	1,575,000	1,156,956
Series A, 4.00%, 11/15/2033	1,395,000	1,496,180
Series C, 4.00%, 11/15/2041	2,000,000	2,005,085
Series D, 4.50%, 5/15/2047	3,000,000	3,066,080
Series A, 5.00%, 11/15/2027	1,500,000	1,590,636
Series A, 5.00%, 11/15/2031	2,675,000	3,021,662
Series A-2, 5.00%, 11/15/2035	2,750,000	3,165,068
Series A-2, 5.00%, 11/15/2038	5,315,000	6,037,097
Series B, 5.00%, 5/15/2027	1,250,000	1,312,503
Series B, 5.00%, 11/15/2028	10,865,000	11,672,865
Series B, 5.00%, 11/15/2030	5,255,000	5,816,544
Series B-2, 5.00%, 5/15/2031	4,000,000	4,458,844
Series C, 5.00%, 11/15/2030	1,570,000	1,749,095
Series C, 5.00%, 11/15/2034	3,000,000	3,487,673
Series C, 5.00%, 11/15/2036	1,735,000	1,992,512
Series C, 5.00%, 11/15/2038	3,000,000	3,367,230
Series C, 5.00%, 5/15/2042	1,785,000	1,931,587
Series E-1, 5.00%, 11/15/2027	1,500,000	1,582,244
Series C, 5.25%, 5/15/2041	2,140,000	2,367,299
Triborough Bridge & Tunnel Authority Sales Tax Revenue, NY:
Series A, 5.00%, 5/15/2042	2,225,000	2,429,526
Series A, 5.00%, 5/15/2046	2,000,000	2,147,631
Series A-1, 5.00%, 5/15/2045	3,750,000	4,078,907

See accompanying notes to financial statements.
78

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Trust for Cultural Resources of The City of New York Revenue, NY Series 1E, 4.00%, 4/1/2030	$400,000	$408,565
Utility Debt Securitization Authority Revenue, NY:
Series 1, 5.00%, 6/15/2033	1,045,000	1,174,061
Series 1, 5.00%, 12/15/2033	2,000,000	2,260,099
Series 2, 5.00%, 12/15/2038	1,000,000	1,145,458
Series 2, 5.00%, 12/15/2042	1,590,000	1,784,651
Series TE, 5.00%, 12/15/2038	3,000,000	3,375,567
Series TE, 5.00%, 12/15/2039	3,645,000	4,086,015
		748,854,106
NORTH CAROLINA — 1.4%
City of Charlotte Airport Revenue, NC:
Series A, 5.00%, 7/1/2041	2,000,000	2,160,936
Series A, 5.00%, 7/1/2048	2,000,000	2,139,047
City of Charlotte Storm Water Revenue, NC 4.00%, 12/1/2049	1,000,000	980,859
City of Charlotte Water & Sewer System Revenue, NC:
5.00%, 7/1/2034	1,000,000	1,160,278
5.00%, 7/1/2037	2,250,000	2,574,195
5.00%, 7/1/2039	2,500,000	2,828,772
City of Charlotte, Certificate Participation, NC Series B, 5.00%, 6/1/2033	2,000,000	2,285,514
City of Raleigh Combined Enterprise System Revenue, NC:
4.00%, 9/1/2044	1,500,000	1,488,653
5.00%, 9/1/2031	1,555,000	1,753,765
City of Raleigh Revenue, NC 5.00%, 10/1/2033	3,250,000	3,714,500
County of Alamance, General Obligation, NC 5.00%, 5/1/2025	3,000,000	3,019,466
County of Cabarrus Revenue, NC:
Series B, 5.00%, 8/1/2031	1,000,000	1,116,403
Series B, 5.00%, 8/1/2032	1,000,000	1,133,000
Series B, 5.00%, 8/1/2033	900,000	1,030,067
County of Durham Revenue, NC Series A, 5.00%, 6/1/2043	1,285,000	1,403,514
County of Mecklenburg, General Obligation, NC 5.00%, 9/1/2030	2,000,000	2,222,118
County of Wake, General Obligation, NC:
Series A, 5.00%, 2/1/2030	1,500,000	1,651,115
Series A, 5.00%, 5/1/2037	5,000,000	5,639,086
North Carolina Turnpike Authority Revenue, NC 5.00%, 1/1/2036	2,605,000	2,966,761
Security Description	Principal Amount	Value
State of North Carolina Revenue, NC:
5.00%, 3/1/2028	$2,000,000	$2,120,852
Series B, 5.00%, 5/1/2034	1,750,000	1,905,534
State of North Carolina, General Obligation, NC Series A, 5.00%, 6/1/2029	1,000,000	1,089,208
University of North Carolina at Chapel Hill Revenue, NC Series B, 5.00%, 12/1/2038	1,500,000	1,655,977
Water & Sewer Authority of Cabarrus County Revenue, NC 4.00%, 6/1/2049	4,000,000	3,906,259
		51,945,879
NORTH DAKOTA — 0.1%
North Dakota Public Finance Authority Revenue, ND Series A, 5.00%, 10/1/2040	2,000,000	2,238,740
OHIO — 1.8%
City of Columbus, General Obligation, OH:
Series 1, 5.00%, 2/15/2028	2,500,000	2,659,900
Series A, 5.00%, 8/15/2028	2,500,000	2,683,449
Series A, 5.00%, 8/15/2041	1,500,000	1,672,142
County of Cuyahoga Sales Tax Revenue, OH Series A, 4.00%, 1/1/2030	1,000,000	1,043,471
Cuyahoga Community College District, General Obligation, OH:
5.00%, 12/1/2027	400,000	411,452
5.00%, 12/1/2037	600,000	612,155
Northeast Ohio Regional Sewer District Revenue, OH 5.00%, 11/15/2032	1,000,000	1,136,502
Ohio State University Revenue, OH:
Series A, 3.00%, 12/1/2044	2,325,000	1,896,277
Series B, 5.00%, 12/1/2033	3,750,000	4,261,789
Series C, 5.25%, 12/1/2046	5,000,000	5,514,491
Ohio Turnpike & Infrastructure Commission Revenue, OH Series A, 5.00%, 2/15/2046	5,000,000	5,296,643
Ohio Water Development Authority Revenue, OH Series A, 5.00%, 12/1/2039	7,500,000	8,445,862
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series B, 3.00%, 12/1/2033	2,685,000	2,546,943
Series A, 5.00%, 12/1/2030	1,375,000	1,529,006
Series A, 5.00%, 12/1/2041	1,800,000	2,005,914
Series B, 5.00%, 12/1/2026	3,000,000	3,114,659
Series B, 5.00%, 12/1/2036	2,000,000	2,281,127
Series B, 5.00%, 12/1/2039	1,250,000	1,393,182

See accompanying notes to financial statements.
79

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 6/1/2030	$1,750,000	$1,931,185
Series C, 5.00%, 12/1/2033	2,665,000	3,049,308
Olentangy Local School District, General Obligation, OH Series A, 4.00%, 12/1/2026	2,440,000	2,487,212
State of Ohio Revenue, OH:
Series 2022-1, 5.00%, 12/15/2033	1,000,000	1,097,933
Series 2024-1, 5.00%, 12/15/2035	2,000,000	2,275,640
Series C, 5.00%, 12/1/2028	230,000	238,603
State of Ohio, General Obligation, OH:
Series B, 5.00%, 8/1/2026	4,000,000	4,130,280
Series T, 5.00%, 11/1/2028	400,000	418,045
Series Y, 5.00%, 5/1/2034	750,000	857,157
		64,990,327
OKLAHOMA — 0.4%
Creek County Educational Facilities Authority Revenue, OK Build America Mutual Assurance Corp., 4.00%, 9/1/2044 (a)	3,905,000	3,849,183
Oklahoma Capitol Improvement Authority Revenue, OK Series A, 5.00%, 7/1/2030	1,000,000	1,099,036
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	5,000,000	4,984,348
Oklahoma Industries Authority Revenue, OK:
5.00%, 4/1/2033	2,000,000	2,242,976
5.00%, 4/1/2034	1,000,000	1,129,424
Oklahoma Water Resources Board Revenue, OK 5.00%, 4/1/2049	1,100,000	1,187,490
		14,492,457
OREGON — 1.2%
City of Portland Sewer System Revenue, OR:
Series A, 3.00%, 3/1/2035	770,000	720,894
Series A, 5.00%, 12/1/2040	5,000,000	5,530,669
Hillsboro School District No. 1J, General Obligation, OR:
School Bond Guaranty, 4.00%, 6/15/2035	700,000	717,231
School Bond Guaranty, 4.00%, 6/15/2036	1,020,000	1,041,985
Oregon State Lottery Revenue, OR Series A, 5.00%, 4/1/2043	2,100,000	2,304,502
Security Description	Principal Amount	Value
Portland Community College District, General Obligation, OR:
5.00%, 6/15/2029	$500,000	$513,999
5.00%, 6/15/2030	660,000	677,815
5.00%, 6/15/2032	500,000	512,277
Salem-Keizer School District No. 24J, General Obligation, OR:
Series A, School Bond Guaranty, Zero Coupon, 6/15/2039	1,995,000	1,047,094
Series A, School Bond Guaranty, Zero Coupon, 6/15/2040	2,850,000	1,411,329
State of Oregon Department of Transportation Revenue, OR:
5.00%, 5/15/2036	2,250,000	2,562,080
Series A, 5.00%, 11/15/2034	3,000,000	3,479,389
Series A, 5.00%, 11/15/2042	7,500,000	8,229,875
State of Oregon, General Obligation, OR:
Series A, 5.00%, 5/1/2040	8,000,000	8,847,765
Series A, 5.00%, 5/1/2029	1,015,000	1,100,124
Series A, 5.00%, 5/1/2039	2,625,000	2,919,038
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation, OR:
Series A, School Bond Guaranty, Zero Coupon, 6/15/2039	1,955,000	1,032,124
Series A, School Bond Guaranty, Zero Coupon, 6/15/2041	2,500,000	1,177,570
Series A, School Bond Guaranty, Zero Coupon, 6/15/2042	2,000,000	891,838
		44,717,598
PENNSYLVANIA — 2.0%
Allegheny County Sanitary Authority Revenue, PA:
5.25%, 6/1/2039	1,545,000	1,725,195
5.75%, 6/1/2047	2,695,000	3,034,755
Commonwealth of Pennsylvania, General Obligation, PA:
Series 2020-1, 2.00%, 5/1/2039	1,475,000	1,051,415
Series 1ST, 4.00%, 5/15/2033	6,955,000	7,316,218
Series BID, 4.00%, 8/15/2044	5,000,000	4,930,434
5.00%, 7/15/2025	3,000,000	3,030,576
5.00%, 10/1/2027	3,000,000	3,167,984
5.00%, 10/1/2031	1,385,000	1,549,405
5.00%, 10/1/2036	2,000,000	2,227,007
Series 1ST, 5.00%, 8/15/2033	5,000,000	5,700,208
Series FIRST, 5.00%, 9/1/2026	3,000,000	3,099,052

See accompanying notes to financial statements.
80

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series FIRST, 5.00%, 9/1/2028	$5,000,000	$5,367,393
County of Montgomery, General Obligation, PA Series A, 5.00%, 10/1/2035	2,500,000	2,768,766
Lehigh County Authority Revenue, PA Build America Mutual Assurance Corp., 5.00%, 12/1/2039 (a)	2,000,000	2,224,206
Pennsylvania Economic Development Financing Authority Revenue, PA 5.00%, 8/1/2049	2,525,000	2,704,822
Pennsylvania Higher Educational Facilities Authority Revenue, PA Series AT-1, 5.00%, 6/15/2025	100,000	100,789
Pennsylvania State University Revenue, PA 5.25%, 9/1/2048	2,000,000	2,188,202
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Series A, 5.00%, 12/1/2046	625,000	664,927
Pennsylvania Turnpike Commission Revenue, PA:
Series C, 4.00%, 12/1/2040	1,400,000	1,403,921
Series 1ST, 5.00%, 12/1/2040	4,055,000	4,531,842
Series A, 5.00%, 12/1/2038	1,500,000	1,670,743
Series A, 5.00%, 12/1/2041	2,000,000	2,204,070
Series B, 5.00%, 12/1/2046	3,035,000	3,216,539
Series C, 5.00%, 12/1/2045	3,500,000	3,815,678
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 5.00%, 2/15/2034	5,000,000	5,742,189
		75,436,336
RHODE ISLAND — 0.1%
State of Rhode Island, General Obligation, RI:
Series A, 5.00%, 12/1/2034	3,600,000	4,099,069
Series A, 5.00%, 12/1/2035	1,000,000	1,133,141
		5,232,210
SOUTH CAROLINA — 0.4%
City of Charleston Waterworks & Sewer System Revenue, SC Series A, 5.00%, 1/1/2045	3,000,000	3,314,407
Lancaster County Public Facilities Corp. Revenue, SC 5.00%, 6/1/2042	1,250,000	1,324,644
Lexington County School District No. 2, General Obligation, SC 3.00%, 3/1/2038	125,000	110,913
Security Description	Principal Amount	Value
Richland County School District No. 2, General Obligation, SC:
Series A, 5.00%, 3/1/2036	$10,000	$11,091
Series A, 5.00%, 3/1/2039	4,000,000	4,377,008
South Carolina Transportation Infrastructure Bank Revenue, SC Series B, 5.00%, 10/1/2025	5,000,000	5,073,338
		14,211,401
TENNESSEE — 0.9%
City of Memphis, General Obligation, TN 4.00%, 5/1/2035	750,000	768,379
County of Hamilton, General Obligation, TN Series A, 5.00%, 8/1/2032	2,500,000	2,848,848
County of Shelby, General Obligation, TN Series B, 4.00%, 4/1/2039	2,000,000	2,012,114
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN 5.00%, 10/1/2035	1,125,000	1,288,363
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN Series A, 5.00%, 5/15/2035	1,000,000	1,141,580
Metropolitan Government of Nashville & Davidson County, General Obligation, TN:
Series B, 4.00%, 1/1/2027	5,000,000	5,101,543
Series C, 4.00%, 1/1/2044	2,000,000	1,964,484
Series A, 5.00%, 1/1/2031	2,000,000	2,226,782
Series B, 5.00%, 1/1/2035	2,500,000	2,844,176
New Memphis Arena Public Building Authority Revenue, TN:
Zero Coupon, 4/1/2027 (d)	1,325,000	1,251,912
Zero Coupon, 4/1/2032	1,500,000	1,109,154
Zero Coupon, 4/1/2034	3,300,000	2,208,931
Zero Coupon, 4/1/2035	760,000	482,719
Zero Coupon, 4/1/2041	2,015,000	916,468
State of Tennessee, General Obligation, TN:
Series A, 5.00%, 5/1/2026	4,000,000	4,109,511
Series A, 5.00%, 5/1/2027	4,000,000	4,194,887
		34,469,851
TEXAS — 13.2%
Alamo Community College District, General Obligation, TX:
5.00%, 8/15/2026	125,000	128,884
5.00%, 2/15/2027	1,885,000	1,960,753

See accompanying notes to financial statements.
81

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Aldine Independent School District, General Obligation, TX Series B, Permanent School Fund, 4.00%, 2/15/2049 (a)	$4,000,000	$3,809,886
Austin Independent School District, General Obligation, TX:
Permanent School Fund, 1.88%, 8/1/2038 (a)	1,450,000	1,065,529
Permanent School Fund, 4.00%, 8/1/2033 (a)	3,700,000	3,779,846
Permanent School Fund, 5.00%, 8/1/2033 (a)	1,880,000	2,139,228
Permanent School Fund, 5.00%, 8/1/2041 (a)	2,500,000	2,715,524
Barbers Hill Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/15/2049 (a)	2,500,000	2,388,402
Bexar County Hospital District, General Obligation, TX 5.00%, 2/15/2032	2,000,000	2,216,251
Board of Regents of the University of Texas System Revenue, TX:
Series A, 3.50%, 8/15/2050	2,000,000	1,698,532
Series A, 5.00%, 8/15/2030	1,500,000	1,655,384
Series A, 5.00%, 8/15/2032	1,000,000	1,130,402
Series A, 5.00%, 8/15/2043	6,005,000	6,505,121
Series E, 5.00%, 8/15/2026	140,000	144,470
Series E, 5.00%, 8/15/2027	100,000	105,178
Cedar Hill Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2036 (a)	2,000,000	2,262,699
Permanent School Fund, 5.00%, 2/15/2037 (a)	2,895,000	3,258,733
Celina Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/15/2049 (a)	2,000,000	1,904,943
City of Austin Electric Utility Revenue, TX:
5.00%, 11/15/2028	1,785,000	1,919,308
5.00%, 11/15/2046	4,885,000	5,267,717
City of Austin Water & Wastewater System Revenue, TX:
5.00%, 11/15/2027	1,490,000	1,574,872
5.00%, 11/15/2029	1,400,000	1,527,624
City of Austin, General Obligation, TX:
5.00%, 9/1/2032	2,370,000	2,680,820
5.00%, 9/1/2033	2,000,000	2,280,957
5.00%, 9/1/2035	1,000,000	1,125,393
5.00%, 9/1/2039	2,000,000	2,188,457
Security Description	Principal Amount	Value
City of Celina, General Obligation, TX 4.13%, 9/1/2048	$5,220,000	$5,070,938
City of Corpus Christi Utility System Revenue, TX 5.00%, 7/15/2036	2,000,000	2,250,472
City of Dallas Waterworks & Sewer System Revenue, TX:
Series C, 3.00%, 10/1/2046	5,110,000	4,121,200
4.00%, 10/1/2049	1,370,000	1,306,840
Series C, 5.00%, 10/1/2032	1,505,000	1,656,923
City of Dallas, General Obligation, TX:
5.00%, 2/15/2029	3,300,000	3,548,579
5.00%, 2/15/2030	1,430,000	1,558,708
Series A, 5.00%, 2/15/2028	3,000,000	3,178,061
Series B, 5.00%, 2/15/2028	1,590,000	1,684,372
City of Denton, General Obligation, TX 5.00%, 2/15/2038	3,000,000	3,333,233
City of El Paso Water & Sewer Revenue, TX Series A, 4.00%, 3/1/2041	6,500,000	6,498,677
City of Garland Electric Utility System Revenue, TX Assured Guaranty Corp., 5.00%, 3/1/2050 (a)	2,350,000	2,485,859
City of Garland, General Obligation, TX 4.00%, 2/15/2044	2,750,000	2,661,423
City of Houston Combined Utility System Revenue, TX:
Series C, 3.00%, 11/15/2047	1,770,000	1,371,988
Series A, 5.00%, 11/15/2032	1,270,000	1,430,944
Series A, 5.00%, 11/15/2033	1,610,000	1,763,365
Series A, 5.00%, 11/15/2034	5,000,000	5,689,056
Series B, 5.00%, 11/15/2026	300,000	311,105
City of Houston, General Obligation, TX:
Series A, 5.00%, 3/1/2025	365,000	366,103
Series A, 5.25%, 3/1/2042	1,750,000	1,927,816
Series A, 5.25%, 3/1/2043	1,850,000	2,031,174
City of New Braunfels Utility System Revenue, TX 3.00%, 7/1/2045	885,000	724,403
City of San Antonio Electric & Gas Systems Revenue, TX:
1.75%, 2/1/2049 (b)	545,000	534,404
3.00%, 2/1/2037	2,040,000	1,807,518
5.00%, 2/1/2025	125,000	125,176
5.00%, 2/1/2034	3,000,000	3,226,356
5.00%, 2/1/2038	1,915,000	2,075,961
Series A, 5.00%, 2/1/2033	1,000,000	1,093,618
Series A, 5.00%, 2/1/2040	1,385,000	1,525,391
Series B, 5.00%, 2/1/2033	1,000,000	1,126,755
Series B, 5.00%, 2/1/2040	2,000,000	2,202,731
Series C, 5.00%, 2/1/2032	2,500,000	2,788,952

See accompanying notes to financial statements.
82

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 2/1/2033	$2,000,000	$2,253,509
Series C, 5.00%, 2/1/2034	2,000,000	2,266,502
Series C, 5.00%, 2/1/2040	1,000,000	1,101,366
City of San Antonio, General Obligation, TX:
4.00%, 8/1/2036	2,790,000	2,861,512
5.00%, 2/1/2026	3,800,000	3,879,373
5.00%, 2/1/2027	6,005,000	6,254,313
City of Waco, General Obligation, TX Series A, 5.00%, 2/1/2041	1,250,000	1,378,545
Clear Creek Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2036 (a)	3,000,000	3,389,009
Clifton Higher Education Finance Corp. Revenue, TX:
Permanent School Fund, 5.00%, 8/15/2033 (a)	1,465,000	1,615,554
Permanent School Fund, 5.00%, 8/15/2034 (a)	2,500,000	2,741,817
Collin County Community College District, General Obligation, TX:
Series A, 4.00%, 8/15/2037	1,905,000	1,925,576
Series A, 5.00%, 8/15/2029	1,865,000	2,024,908
Comal Independent School District, General Obligation, TX Permanent School Fund, 3.00%, 2/15/2039 (a)	2,000,000	1,808,435
Community Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2048 (a)	4,775,000	5,093,238
Conroe Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 3.00%, 2/15/2041 (a)	500,000	417,753
Permanent School Fund, 4.00%, 2/15/2049 (a)	1,500,000	1,428,707
Permanent School Fund, 5.00%, 2/15/2032 (a)	1,000,000	1,122,793
Permanent School Fund, 5.00%, 2/15/2033 (a)	1,500,000	1,699,820
Corpus Christi Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2030 (a)	1,845,000	1,975,813
County of Collin, General Obligation, TX:
5.00%, 2/15/2031	4,000,000	4,434,948
5.00%, 2/15/2032	3,000,000	3,362,795
County of Ector, General Obligation, TX:
5.00%, 2/15/2033	1,000,000	1,125,739
Security Description	Principal Amount	Value
5.00%, 2/15/2035	$1,700,000	$1,919,941
County of Harris Revenue, TX Series A, 5.00%, 8/15/2026	185,000	191,045
County of Harris Toll Road Revenue, TX:
Series A, 4.00%, 8/15/2049	1,130,000	1,071,491
Series A, 5.00%, 8/15/2029	1,160,000	1,256,720
Series A, 5.00%, 8/15/2033	2,105,000	2,352,148
County of Harris, General Obligation, TX:
4.00%, 9/15/2049	2,120,000	2,030,436
5.00%, 9/15/2038	2,000,000	2,246,412
County of Travis, General Obligation, TX 5.00%, 3/1/2036	3,000,000	3,380,574
County of Williamson, General Obligation, TX:
4.00%, 2/15/2040	500,000	503,561
5.00%, 2/15/2032	1,230,000	1,322,389
5.00%, 2/15/2040	3,360,000	3,711,765
Crowley Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/1/2048 (a)	1,400,000	1,496,067
Permanent School Fund, 5.00%, 2/1/2049 (a)	3,570,000	3,818,634
Cypress-Fairbanks Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 2/15/2030 (a)	1,480,000	1,615,216
Series A, Permanent School Fund, 5.00%, 2/15/2032 (a)	1,000,000	1,103,506
Series A, Permanent School Fund, 5.00%, 2/15/2036 (a)	2,000,000	2,234,564
Series A, Permanent School Fund, 5.00%, 2/15/2039 (a)	2,000,000	2,205,559
Dallas College, General Obligation, TX:
5.00%, 2/15/2029	1,235,000	1,325,058
5.00%, 2/15/2035	2,000,000	2,016,558
Dallas Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2027 (a)	1,000,000	1,042,004
Permanent School Fund, 5.00%, 2/15/2038 (a)	5,475,000	6,064,653
Permanent School Fund, 5.00%, 2/15/2039 (a)	2,000,000	2,214,488
Del Valle Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 6/15/2032 (a)	2,760,000	3,068,816

See accompanying notes to financial statements.
83

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Permanent School Fund, 5.00%, 6/15/2036 (a)	$2,655,000	$2,909,885
Denton Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 8/15/2034 (a)	3,500,000	3,967,334
Permanent School Fund, 5.00%, 8/15/2035 (a)	1,750,000	1,971,310
Dickinson Independent School District, General Obligation, TX Permanent School Fund, 2.00%, 2/15/2046 (a)	1,000,000	612,441
Dripping Springs Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2032 (a)	4,500,000	5,046,453
Forney Independent School District, General Obligation, TX:
Series B, Permanent School Fund, 5.00%, 8/15/2033 (a)	1,945,000	2,144,499
Series B, Permanent School Fund, 5.00%, 8/15/2035 (a)	2,700,000	2,954,388
Fort Bend Independent School District, General Obligation, TX Series B, Permanent School Fund, 4.00%, 8/1/2054 (a) (b)	3,335,000	3,385,304
Fort Worth Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2029 (a)	2,400,000	2,591,156
Frisco Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2038 (a)	2,850,000	3,201,476
Galena Park Independent School District, General Obligation, TX Permanent School Fund, 3.00%, 8/15/2049 (a)	1,000,000	812,425
Garland Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 2/15/2039 (a)	2,000,000	2,199,631
Series A, Permanent School Fund, 5.00%, 2/15/2040 (a)	1,000,000	1,095,449
Series A, Permanent School Fund, 5.00%, 2/15/2041 (a)	1,000,000	1,091,165
Goose Creek Consolidated Independent School District, General Obligation, TX Permanent School Fund, 2.13%, 2/15/2045 (a)	1,000,000	647,389
Grand Parkway Transportation Corp. Revenue, TX 5.00%, 10/1/2052 (b)	2,000,000	2,097,068
Security Description	Principal Amount	Value
Greater Texoma Utility Authority Revenue, TX Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2049 (a)	$1,780,000	$1,865,516
Harris County Flood Control District, General Obligation, TX:
Series A, 4.00%, 9/15/2041	3,000,000	3,003,898
Series A, 5.00%, 10/1/2026	1,375,000	1,424,080
Series A, 5.00%, 9/15/2036	1,000,000	1,121,746
Series A, 5.00%, 9/15/2040	3,335,000	3,678,374
Hays Consolidated Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2029 (a)	1,400,000	1,510,379
Permanent School Fund, 5.00%, 2/15/2048 (a)	6,950,000	7,363,877
Houston Higher Education Finance Corp. Revenue, TX 5.00%, 5/15/2034	3,000,000	3,442,272
Hurst-Euless-Bedford Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 8/15/2032 (a)	5,000,000	5,633,999
Series A, 5.00%, 8/15/2028	140,000	146,662
Irving Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2037 (a)	1,620,000	1,790,747
Judson Independent School District, General Obligation, TX:
Permanent School Fund, 4.00%, 2/1/2049 (a)	3,000,000	2,853,600
Permanent School Fund, 5.00%, 2/1/2025 (a)	225,000	225,311
Katy Independent School District, General Obligation, TX:
Permanent School Fund, 4.00%, 2/15/2045 (a)	1,520,000	1,476,575
Permanent School Fund, 5.00%, 2/15/2028 (a)	4,125,000	4,382,160
Permanent School Fund, 5.00%, 2/15/2033 (a)	2,000,000	2,271,031
Lamar Consolidated Independent School District, General Obligation, TX:
Permanent School Fund, 4.00%, 2/15/2047 (a)	1,325,000	1,278,851
5.00%, 2/15/2035	1,065,000	1,190,323
Series A, Permanent School Fund, 5.00%, 2/15/2036 (a)	2,750,000	3,115,839
Series A, Permanent School Fund, 5.00%, 2/15/2037 (a)	2,500,000	2,820,381

See accompanying notes to financial statements.
84

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Leander Independent School District, General Obligation, TX Series A, Permanent School Fund, Zero Coupon, 8/16/2044 (a)	$25,000	$11,496
Lewisville Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2032 (a)	2,750,000	3,112,645
Liberty Hill Independent School District, General Obligation, TX Permanent School Fund, 3.00%, 2/1/2039 (a)	2,425,000	2,094,972
Longview Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/15/2049 (a)	2,000,000	1,902,063
Melissa Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/1/2049 (a)	1,340,000	1,274,608
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, TX Series A, 5.00%, 11/1/2029	300,000	309,970
Midland Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/15/2041 (a)	3,255,000	3,257,171
Midway Independent School District/McLennan County, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2030 (a)	705,000	769,176
New Caney Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2043 (a)	1,500,000	1,632,192
North Texas Municipal Water District Water System Revenue, TX Series A, 3.00%, 9/1/2032	10,085,000	9,760,763
North Texas Tollway Authority Revenue, TX:
Series A, 4.00%, 1/1/2039	1,800,000	1,802,099
Series A, 5.00%, 1/1/2027	5,100,000	5,291,385
Series A, 5.00%, 1/1/2033	335,000	376,695
Series A, 5.00%, 1/1/2034	1,775,000	2,001,879
Series A, 5.00%, 1/1/2035	755,000	842,496
Series A, 5.00%, 1/1/2041	1,000,000	1,093,931
Northwest Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 2/15/2035 (a)	2,500,000	2,797,806
Series A, Permanent School Fund, 5.00%, 2/15/2041 (a)	1,000,000	1,092,632
Security Description	Principal Amount	Value
Series A, Permanent School Fund, 5.00%, 2/15/2049 (a)	$2,000,000	$2,123,972
Pasadena Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2048 (a)	1,000,000	1,069,312
Permanent University Fund - Texas A&M University System Revenue, TX 5.00%, 7/1/2034	2,820,000	3,155,680
Permanent University Fund - University of Texas System Revenue, TX:
Series A, 4.00%, 7/1/2049	3,000,000	2,920,098
Series A, 5.00%, 7/1/2040	1,760,000	1,944,391
Pflugerville Independent School District, General Obligation, TX Series A, 4.00%, 2/15/2043	2,415,000	2,367,093
Plano Independent School District, General Obligation, TX 5.00%, 2/15/2028	1,000,000	1,058,741
Port Authority of Houston of Harris County Texas Revenue, TX:
4.00%, 10/1/2046	3,000,000	2,859,883
5.00%, 10/1/2029	1,775,000	1,924,166
5.00%, 10/1/2030	3,000,000	3,293,801
Prosper Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2033 (a)	1,000,000	1,132,447
Permanent School Fund, 5.00%, 2/15/2043 (a)	2,205,000	2,413,530
Rockwall Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2047 (a)	1,450,000	1,531,658
Round Rock Independent School District, General Obligation, TX 5.00%, 8/1/2026	150,000	154,593
Sabine-Neches Navigation District, General Obligation, TX 4.63%, 2/15/2047	5,715,000	5,813,156
San Antonio Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 8/15/2034 (a)	1,095,000	1,119,323
San Antonio Water System Revenue, TX:
Series A, 5.00%, 5/15/2042	2,065,000	2,180,874
Series B, 5.00%, 5/15/2030	1,000,000	1,095,337
Southwest Independent School District, General Obligation, TX Permanent School Fund, 3.00%, 2/1/2039 (a)	1,000,000	859,130

See accompanying notes to financial statements.
85

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
State of Texas, General Obligation, TX 5.00%, 10/1/2032	$3,335,000	$3,775,092
Tarrant County College District, General Obligation, TX:
2.00%, 8/15/2036	1,700,000	1,324,341
5.00%, 8/15/2037	1,455,000	1,607,631
Tarrant County Hospital District, General Obligation, TX:
4.00%, 8/15/2043	2,850,000	2,804,572
4.25%, 8/15/2048	2,500,000	2,477,325
5.25%, 8/15/2048	2,000,000	2,144,542
Tarrant Regional Water District Revenue, TX Series A, 2.00%, 9/1/2044	750,000	475,636
Tarrant Regional Water District Water Supply System Revenue, TX 5.00%, 3/1/2034	2,000,000	2,284,691
Texas A&M University Revenue, TX:
Series A, 3.00%, 5/15/2038	1,000,000	890,993
Series A, 5.00%, 5/15/2032	1,000,000	1,126,606
Series A, 5.00%, 5/15/2033	3,000,000	3,414,301
Texas Department of Transportation State Highway Fund Revenue, TX:
5.00%, 10/1/2033	4,000,000	4,557,886
Series A, 5.00%, 10/1/2026	275,000	284,219
Texas State University System Revenue, TX:
4.00%, 3/15/2049	1,500,000	1,448,094
5.00%, 3/15/2032	3,175,000	3,555,069
Series A, 5.00%, 3/15/2029	140,000	145,643
Texas Tech University System Revenue, TX Series A, 5.00%, 2/15/2033	5,000,000	5,662,005
Texas Transportation Commission, General Obligation, TX 5.00%, 4/1/2035	3,505,000	3,966,093
Texas Water Development Board Revenue, TX:
3.00%, 10/15/2037	5,025,000	4,544,587
3.00%, 8/1/2040	3,000,000	2,551,972
4.00%, 10/15/2045	5,000,000	4,849,081
Series A, 4.00%, 10/15/2042	1,000,000	997,300
Series A, 4.70%, 10/15/2041	1,430,000	1,516,770
5.00%, 4/15/2026	135,000	138,413
5.00%, 8/1/2026	500,000	515,658
5.00%, 10/15/2030	1,390,000	1,534,681
5.00%, 8/1/2032	2,200,000	2,446,879
5.00%, 10/15/2032	2,435,000	2,750,262
Series A, 5.00%, 10/15/2028	2,500,000	2,677,902
Series A, 5.00%, 10/15/2029	2,500,000	2,719,746
Series A, 5.00%, 10/15/2030	3,000,000	3,312,262
Series A, 5.00%, 4/15/2032	2,000,000	2,246,972
Security Description	Principal Amount	Value
Tomball Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2033 (a)	$2,000,000	$2,266,426
Trinity River Authority Central Regional Wastewater System Revenue, TX:
5.00%, 8/1/2025	335,000	338,792
5.00%, 8/1/2041	3,100,000	3,406,812
5.00%, 8/1/2042	2,000,000	2,189,309
University of Houston Revenue, TX:
Series A, 3.00%, 2/15/2039	500,000	431,090
Series A, 3.00%, 2/15/2041	500,000	422,130
Series A, 4.00%, 2/15/2025	265,000	265,269
Series A, 5.00%, 2/15/2025	380,000	380,833
Series A, 5.00%, 2/15/2034	2,025,000	2,242,837
University of North Texas System Revenue, TX Series A, 5.00%, 4/15/2030	120,000	124,707
Via Metropolitan Transit Revenue, TX 5.00%, 7/15/2025	180,000	181,792
Wylie Independent School District/Collin County, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2035 (a)	2,000,000	2,257,727
		486,285,750
UTAH — 0.8%
Central Utah Water Conservancy District Revenue, UT Series D, 4.00%, 10/1/2038	2,070,000	2,081,823
Intermountain Power Agency Revenue, UT:
Series A, 5.00%, 7/1/2033	2,380,000	2,643,138
Series A, 5.00%, 7/1/2034	3,135,000	3,512,955
Series A, 5.00%, 7/1/2045	1,580,000	1,680,753
Series A, 5.25%, 7/1/2045	5,000,000	5,462,257
Jordan Valley Water Conservancy District Revenue, UT Series A, 5.00%, 10/1/2049	5,335,000	5,651,765
State of Utah, General Obligation, UT 5.00%, 7/1/2025	4,000,000	4,039,922
University of Utah Revenue, UT Series B, 5.25%, 8/1/2048	3,500,000	3,821,440
Utah Transit Authority Revenue, UT:
5.00%, 6/15/2039	1,000,000	1,126,569
5.00%, 6/15/2040	1,200,000	1,348,871
		31,369,493
VERMONT — 0.1%
City of Burlington, General Obligation, VT Series A, 5.00%, 11/1/2043	2,000,000	2,189,003

See accompanying notes to financial statements.
86

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
VIRGINIA — 1.9%
City of Alexandria, General Obligation, VA:
State Aid Withholding, 4.00%, 12/15/2048	$5,000,000	$4,935,779
State Aid Withholding, 5.00%, 12/15/2040	2,700,000	3,028,761
Commonwealth of Virginia, General Obligation, VA Series B, 5.00%, 6/1/2027	3,125,000	3,281,942
County of Arlington, General Obligation, VA Series A, State Aid Withholding, 4.00%, 8/1/2038	4,190,000	4,267,864
County of Fairfax, General Obligation, VA:
Series A, State Aid Withholding, 4.00%, 10/1/2026	3,000,000	3,057,559
Series A, State Aid Withholding, 4.00%, 10/1/2037	10,000,000	10,352,056
County of Loudoun, General Obligation, VA Series A, State Aid Withholding, 4.00%, 12/1/2038	3,500,000	3,580,537
Loudoun County Economic Development Authority Revenue, VA:
Series A, 2.00%, 12/1/2038	2,000,000	1,490,010
Series A, 4.00%, 12/1/2031	4,950,000	5,152,919
Virginia College Building Authority Revenue, VA:
Series A, 4.00%, 2/1/2032	1,150,000	1,202,606
Series A, 4.00%, 2/1/2036	1,220,000	1,240,727
Series A, 4.00%, 2/1/2037	3,390,000	3,437,157
Series A, 4.00%, 2/1/2044	5,000,000	4,917,207
Series A, 5.00%, 2/1/2031	1,425,000	1,582,287
Series A, 5.00%, 2/1/2037	1,660,000	1,851,950
Virginia Commonwealth Transportation Board Revenue, VA:
3.25%, 5/15/2043	1,100,000	955,481
5.00%, 5/15/2026	5,000,000	5,133,578
Virginia Commonwealth University Revenue, VA Series A, 5.00%, 11/1/2033	3,000,000	3,286,109
Virginia Public Building Authority Revenue, VA:
Series A, 4.00%, 8/1/2040	5,000	5,251
Series A, 4.00%, 8/1/2042	3,000,000	2,990,807
Series A, 5.00%, 8/1/2036	5,030,000	5,746,159
Security Description	Principal Amount	Value
Virginia Public School Authority Revenue, VA State Aid Withholding, 5.00%, 8/1/2025	$175,000	$177,067
		71,673,813
WASHINGTON — 4.7%
Central Puget Sound Regional Transit Authority Revenue, WA:
Series S-1, 4.00%, 11/1/2041	2,665,000	2,679,777
Series S-1, 4.00%, 11/1/2046	1,080,000	1,073,259
Series S-1, 5.00%, 11/1/2027	1,095,000	1,156,322
City of Seattle Municipal Light & Power Revenue, WA:
Series A, 4.00%, 7/1/2047	1,320,000	1,289,085
5.00%, 7/1/2027	1,495,000	1,570,872
City of Seattle Water System Revenue, WA 5.00%, 8/1/2030	1,000,000	1,105,294
City of Seattle, General Obligation, WA Series A, 5.00%, 12/1/2029	2,000,000	2,193,658
Clark County School District No. 114 Evergreen, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2032	1,000,000	1,096,232
County of King Sewer Revenue, WA:
Series B, 0.88%, 1/1/2042 (b)	850,000	821,599
Series A, 5.00%, 1/1/2038	3,000,000	3,382,429
Series B, 5.00%, 7/1/2037	2,000,000	2,268,736
County of King, General Obligation, WA Series A, 5.00%, 7/1/2028	3,000,000	3,210,293
Energy Northwest Revenue, WA:
Series A, 4.00%, 7/1/2042	2,090,000	2,091,229
Series A, 5.00%, 7/1/2025	385,000	388,728
Series A, 5.00%, 7/1/2027	640,000	658,863
Series A, 5.00%, 7/1/2033	2,300,000	2,589,102
Series A, 5.00%, 7/1/2039	1,345,000	1,489,962
Series A, 5.00%, 7/1/2040	7,960,000	8,607,276
Series B, 5.00%, 7/1/2032	3,000,000	3,387,423
Franklin County School District No. 1 Pasco, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2030	535,000	562,942
King & Snohomish Counties School District No. 417 Northshore, General Obligation, WA:
School Bond Guaranty, 4.00%, 12/1/2032	2,705,000	2,867,208
School Bond Guaranty, 4.00%, 12/1/2033	2,500,000	2,646,114

See accompanying notes to financial statements.
87

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
King County School District No. 401 Highline, General Obligation, WA:
School Bond Guaranty, 5.00%, 12/1/2040	$3,250,000	$3,566,516
School Bond Guaranty, 5.00%, 12/1/2041	4,000,000	4,369,834
King County School District No. 403 Renton, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2038	2,830,000	3,114,194
King County School District No. 405 Bellevue, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2029	300,000	311,160
King County School District No. 411 Issaquah, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2031	100,000	105,109
Kitsap County School District No. 100-C Bremerton, General Obligation, WA Series C, School Bond Guaranty, 5.00%, 12/1/2043	750,000	817,966
North Thurston Public Schools, General Obligation, WA:
School Bond Guaranty, 4.00%, 12/1/2034	1,045,000	1,074,263
School Bond Guaranty, 5.00%, 12/1/2030	3,350,000	3,715,614
Pierce County School District No. 10 Tacoma, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2027	120,000	121,910
Pierce County School District No. 403 Bethel, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2043	2,725,000	2,983,111
Port of Seattle, General Obligation, WA Series A, 5.00%, 6/1/2029	1,000,000	1,084,474
Port of Tacoma, General Obligation, WA Series A, 5.00%, 12/1/2032	360,000	372,446
State of Washington, General Obligation, WA:
Series R-2022C, 4.00%, 7/1/2026	2,000,000	2,033,121
Series R-2022C, 4.00%, 7/1/2036	1,000,000	1,029,072
5.00%, 6/1/2030	1,240,000	1,365,772
Series 2020-A, 5.00%, 8/1/2036	585,000	627,340
Security Description	Principal Amount	Value
Series 2024-A, 5.00%, 8/1/2029	$3,000,000	$3,268,727
Series 2024-A, 5.00%, 8/1/2037	5,000,000	5,613,727
Series 2025A, 5.00%, 8/1/2035	5,000,000	5,720,397
Series A, 5.00%, 8/1/2027	110,000	115,764
Series A, 5.00%, 8/1/2028	2,835,000	3,040,004
Series A, 5.00%, 8/1/2029	2,590,000	2,822,001
Series A, 5.00%, 8/1/2040	3,450,000	3,727,780
Series A-3, 5.00%, 8/1/2044	14,000,000	15,107,956
Series A-3, 5.00%, 8/1/2046	6,000,000	6,435,710
Series B, 5.00%, 6/1/2039	1,015,000	1,075,717
Series C, 5.00%, 2/1/2041	2,650,000	2,926,729
Series C, 5.00%, 2/1/2045	5,000,000	5,447,286
Series E, 5.00%, 6/1/2045	3,000,000	3,199,255
Series F, 5.00%, 6/1/2039	3,225,000	3,496,857
Series F, 5.00%, 6/1/2044	3,190,000	3,409,434
Series R-2021B, 5.00%, 1/1/2025	1,000,000	1,000,000
Series R-2023A, 5.00%, 8/1/2030	1,050,000	1,159,421
Series R-2023A, 5.00%, 8/1/2036	2,500,000	2,817,537
Series R-2024A, 5.00%, 2/1/2028	6,000,000	6,377,547
Series R-2024C, 5.00%, 8/1/2038	5,000,000	5,629,197
Series R-2025A, 5.00%, 7/1/2031	3,000,000	3,351,531
Series R-2025B, 5.00%, 7/1/2030	2,000,000	2,205,693
Series R-2025B, 5.00%, 7/1/2031	4,500,000	5,027,296
Series R-2025B, 5.00%, 7/1/2033	1,000,000	1,142,069
University of Washington Revenue, WA:
Series B, 5.00%, 7/1/2041	3,750,000	4,132,691
Series C, 5.00%, 4/1/2034	490,000	531,014
		172,609,645
WEST VIRGINIA — 0.1%
State of West Virginia, General Obligation, WV Series A, 5.00%, 6/1/2026	130,000	133,591
West Virginia Parkways Authority Revenue, WV 5.00%, 6/1/2047	4,510,000	4,754,050
		4,887,641
WISCONSIN — 1.2%
City of Madison, General Obligation, WI:
Series A, 4.00%, 10/1/2025	690,000	695,315
Series A, 4.00%, 10/1/2032	5,925,000	6,173,176

See accompanying notes to financial statements.
88

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Public Finance Authority Revenue, WI Series 1, Class A, VRN, 4.00%, 8/1/2059 (b)	$1,000,000	$991,670
Racine Unified School District, General Obligation, WI Build America Mutual Assurance Corp., 5.00%, 4/1/2039 (a)	1,015,000	1,101,900
State of Wisconsin Revenue, WI Series B, 5.00%, 5/1/2033	115,000	118,059
State of Wisconsin, General Obligation, WI:
Series A, 4.00%, 5/1/2038	1,300,000	1,312,413
Series A, 4.00%, 5/1/2040	2,000,000	2,007,436
Series A, 4.00%, 5/1/2041	1,000,000	979,840
5.00%, 5/1/2025	85,000	85,552
5.00%, 11/1/2028	205,000	214,654
Series 1, 5.00%, 5/1/2031	2,650,000	2,913,525
Series 1, 5.00%, 5/1/2035	2,500,000	2,872,266
Series 4, 5.00%, 5/1/2036	6,000,000	6,692,974
Series B, 5.00%, 5/1/2026	5,900,000	6,063,089
Series B, 5.00%, 5/1/2028	3,000,000	3,198,700
Series B, 5.00%, 5/1/2031	2,500,000	2,704,878
Series B, 5.00%, 5/1/2037	605,000	646,195
Wisconsin Department of Transportation Revenue, WI:
Series A, 3.00%, 7/1/2041	805,000	702,586
Series 1, 5.00%, 7/1/2027	1,000,000	1,050,671
Series 1, 5.00%, 7/1/2030	3,000,000	3,312,928
		43,837,827
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,649,181,272)		3,624,942,429
	Shares
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (e) (f) (Cost $33,430,108)	33,430,108	33,430,108
TOTAL INVESTMENTS — 99.0% (Cost $3,682,611,380)		3,658,372,537
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		35,405,464
NET ASSETS — 100.0%		$3,693,778,001

(a)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	4.6%
Assured Guaranty Municipal Corp.	1.1%
Build America Mutual Assurance Corp.	1.1%
Assured Guaranty Corp.	0.2%
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2024. Maturity date shown is the final maturity.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2024.
VRN	Variable Rate Note

See accompanying notes to financial statements.
89

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,624,942,429	$—	$3,624,942,429
Short-Term Investment	33,430,108	—	—	33,430,108
TOTAL INVESTMENTS	$33,430,108	$3,624,942,429	$—	$3,658,372,537

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,308,625	$18,308,625	$525,902,625	$510,781,142	$—	$—	33,430,108	$33,430,108	$762,228

See accompanying notes to financial statements.
90

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.7%
ALABAMA — 0.2%
Alabama Public School & College Authority Revenue, AL:
Series A, 5.00%, 11/1/2026	$4,980,000	$5,164,325
Series A, 5.00%, 11/1/2028	2,145,000	2,304,274
		7,468,599
ALASKA — 0.2%
Borough of North Slope, General Obligation, AK:
Series A, 5.00%, 6/30/2027	1,550,000	1,626,668
Series A, 5.00%, 6/30/2028	2,885,000	3,080,142
Series A, 5.00%, 6/30/2029	1,690,000	1,831,438
State of Alaska, General Obligation, AK Series A, 5.00%, 8/1/2029	1,220,000	1,323,828
		7,862,076
ARIZONA — 1.0%
Arizona Board of Regents Revenue, AZ Series B, 5.00%, 7/1/2028	3,750,000	4,007,235
Arizona Department of Transportation State Highway Fund Revenue, AZ 5.00%, 7/1/2028	6,200,000	6,630,339
City of Chandler, General Obligation, AZ 5.00%, 7/1/2029	2,850,000	3,101,174
City of Phoenix Civic Improvement Corp. Revenue, AZ 5.00%, 7/1/2028	1,250,000	1,337,622
Gilbert Water Resource Municipal Property Corp. Revenue, AZ 5.00%, 7/15/2026	4,750,000	4,900,662
Maricopa County Unified School District No. 4 Mesa, General Obligation, AZ Series E, 5.00%, 7/1/2027	3,750,000	3,940,313
Maricopa County Union High School District No. 210-Phoenix, General Obligation, AZ Series A, 5.00%, 7/1/2028	3,200,000	3,421,011
Salt River Project Agricultural Improvement & Power District Revenue, AZ Series A, 5.00%, 1/1/2029	3,275,000	3,534,384
State of Arizona, Certificate Participation, AZ Series A, 5.00%, 10/1/2027	3,000,000	3,173,339
		34,046,079
Security Description	Principal Amount	Value
ARKANSAS — 0.0% (a)
Arkansas Development Finance Authority Revenue, AR 5.00%, 6/1/2028	$1,250,000	$1,333,923
CALIFORNIA — 20.3%
Alameda County Joint Powers Authority Revenue, CA:
Series A, 5.00%, 12/1/2027	4,500,000	4,790,253
Series A, 5.00%, 12/1/2028	3,000,000	3,254,838
Anaheim Housing & Public Improvements Authority Revenue, CA Series A, 5.00%, 10/1/2025	2,275,000	2,313,039
Bay Area Toll Authority Revenue, CA:
Series A, 2.63%, 4/1/2045 (b)	425,000	420,715
Series F-1, 5.00%, 4/1/2026	1,660,000	1,704,268
Series F-1, 5.00%, 4/1/2027	9,000,000	9,473,411
Series F-1, 5.00%, 4/1/2028	1,120,000	1,204,079
Series S-11, 5.00%, 4/1/2026	5,750,000	5,904,053
Series S-11, 5.00%, 4/1/2027	6,000,000	6,315,607
California Infrastructure & Economic Development Bank Revenue, CA:
Series B-2, 3.00%, 10/1/2047 (b)	8,255,000	8,228,259
5.00%, 10/1/2025	6,100,000	6,204,431
5.00%, 10/1/2028	7,595,000	8,240,478
California State Public Works Board Revenue, CA:
Series A, 5.00%, 8/1/2025	3,065,000	3,104,727
Series A, 5.00%, 8/1/2028	3,000,000	3,219,051
Series B, 5.00%, 12/1/2027	12,000,000	12,715,874
Series B, 5.00%, 12/1/2028	4,500,000	4,856,459
Series C, 5.00%, 9/1/2026	2,100,000	2,174,847
Series C, 5.00%, 11/1/2026	5,000,000	5,196,773
Series C, 5.00%, 9/1/2028	7,350,000	7,898,021
Series C, 5.00%, 11/1/2028	2,500,000	2,694,147
Series C, 5.00%, 9/1/2029	5,000,000	5,464,244
California State University Revenue, CA:
Series B-2, 0.55%, 11/1/2049 (b)	4,000,000	3,760,624
Series A, 5.00%, 11/1/2029	875,000	968,416
Cerritos Community College District, General Obligation, CA Series A, 5.00%, 8/1/2026	6,000,000	6,222,358
City & County of San Francisco, Certificate Participation, CA:
Series R1, 5.00%, 4/1/2026	1,680,000	1,726,263
Series R1, 5.00%, 4/1/2027	1,010,000	1,060,866
City & County of San Francisco, General Obligation, CA:
Series R1, 5.00%, 6/15/2026	12,375,000	12,786,637
Series R1, 5.00%, 6/15/2027	3,125,000	3,304,353

See accompanying notes to financial statements.
91

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
City of Los Angeles Department of Airports Revenue, CA Series A, 5.00%, 5/15/2026	$1,080,000	$1,113,690
City of Los Angeles Solid Waste Resources Revenue, CA:
Series A, 5.00%, 2/1/2027	1,475,000	1,545,072
Series A, 5.00%, 2/1/2028	1,780,000	1,904,500
City of Riverside Electric Revenue, CA Series A, 5.00%, 10/1/2028	2,000,000	2,170,012
City of San Francisco Public Utilities Commission Water Revenue, CA Series C, 5.00%, 11/1/2028	1,000,000	1,087,513
East County Advanced Water Purification Joint Powers Authority Revenue, CA Series A-1, 3.13%, 9/1/2026	11,000,000	10,992,789
East Side Union High School District, General Obligation, CA:
Series C, 2.00%, 8/1/2025	4,000,000	3,955,811
Series A, Assured Guaranty Municipal Corp., 5.00%, 8/1/2026 (c)	1,700,000	1,759,519
Series A, Assured Guaranty Municipal Corp., 5.00%, 8/1/2028 (c)	3,880,000	4,200,455
Foothill-De Anza Community College District, General Obligation, CA Series C, 5.00%, 8/1/2025	5,000,000	5,063,546
Los Angeles Community College District, General Obligation, CA:
5.00%, 8/1/2026	5,020,000	5,204,455
Series A-1, 5.00%, 8/1/2027	10,000,000	10,595,437
Series C, 5.00%, 8/1/2026	5,000,000	5,183,720
Series C-1, 5.00%, 8/1/2026	3,000,000	3,110,232
Series D, 5.00%, 8/1/2028	8,250,000	8,922,415
Series E, 5.00%, 8/1/2029	5,000,000	5,510,935
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
Series A, 5.00%, 6/1/2026	6,000,000	6,199,938
Series A, 5.00%, 6/1/2027	5,375,000	5,683,769
Series A, 5.00%, 6/1/2028	2,145,000	2,314,448
Series A, 5.00%, 6/1/2029	1,710,000	1,881,186
Los Angeles County Public Works Financing Authority Revenue, CA:
Series H, 5.00%, 12/1/2026	2,500,000	2,609,110
Series H, 5.00%, 12/1/2028	3,000,000	3,262,000
Series H, 5.00%, 12/1/2029	1,200,000	1,328,956
Los Angeles Department of Water & Power Revenue, CA:
Series A, 5.00%, 7/1/2026	10,665,000	11,023,090
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2027	$7,085,000	$7,490,188
Series A, 5.00%, 7/1/2028	10,000,000	10,790,879
Series C, 5.00%, 7/1/2026	5,500,000	5,684,669
Series C, 5.00%, 7/1/2027	1,080,000	1,141,765
Series D, 5.00%, 7/1/2026	4,000,000	4,126,878
Series D, 5.00%, 7/1/2027	3,250,000	3,435,866
Series D, 5.00%, 7/1/2028	2,505,000	2,703,115
Series E, 5.00%, 7/1/2027	1,875,000	1,982,230
Series E, 5.00%, 7/1/2028	1,500,000	1,618,632
Los Angeles Department of Water & Power Water System Revenue, CA:
Series B, 5.00%, 7/1/2025	3,000,000	3,032,250
Series B, 5.00%, 7/1/2026	2,395,000	2,475,415
Series B, 5.00%, 7/1/2027	1,500,000	1,586,530
Series B, 5.00%, 7/1/2028	2,800,000	3,023,393
Series B, 5.00%, 7/1/2029	1,050,000	1,155,564
Los Angeles Unified School District, General Obligation, CA:
5.00%, 7/1/2028	7,000,000	7,565,790
Series A, 5.00%, 7/1/2025	2,500,000	2,527,867
Series A, 5.00%, 7/1/2026	10,350,000	10,709,868
Series C, 5.00%, 7/1/2027	3,075,000	3,254,683
Series QRR, 5.00%, 7/1/2027	4,000,000	4,233,734
Series QRR, 5.00%, 7/1/2028	4,790,000	5,177,162
Series QRR, 5.00%, 7/1/2029	7,385,000	8,137,359
Series RYRR, 5.00%, 7/1/2026	2,820,000	2,918,051
Metropolitan Water District of Southern California Revenue, CA:
Series B, 3.00%, 7/1/2026	4,000,000	4,013,592
Series B, 3.00%, 7/1/2027	6,735,000	6,780,201
Series B, 3.00%, 7/1/2029	1,030,000	1,040,113
Series A, 5.00%, 10/1/2027	1,250,000	1,332,242
Series B-2, 5.00%, 7/1/2037 (b)	4,000,000	4,266,180
Municipal Improvement Corp. of Los Angeles Revenue, CA:
Series A, 5.00%, 5/1/2026	1,400,000	1,442,881
Series A, 5.00%, 5/1/2027	1,550,000	1,630,935
Series A, 5.00%, 5/1/2029	1,625,000	1,773,035
Municipal Improvement Corp. of Los Angeles, General Obligation, CA Series A, 5.00%, 5/1/2025	1,100,000	1,107,966
Northern California Sanitation Agencies Financing Authority Revenue, CA:
Series A, 5.00%, 12/1/2025	4,485,000	4,571,457
Series A, 5.00%, 12/1/2026	2,000,000	2,087,288
Series A, 5.00%, 12/1/2027	1,500,000	1,599,449
Palm Springs Unified School District, General Obligation, CA Series B, 5.00%, 8/1/2025	1,500,000	1,519,064

See accompanying notes to financial statements.
92

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Rancho Cucamonga Redevelopment Successor Agency, Special Obligation, CA 5.00%, 9/1/2029	$2,250,000	$2,458,535
Sacramento Transportation Authority Sales Tax Revenue, CA 5.00%, 10/1/2028	8,285,000	8,986,033
San Diego County Regional Transportation Commission Revenue, CA Series A, 5.00%, 4/1/2028	4,125,000	4,430,599
San Diego Unified School District, General Obligation, CA:
Series G, 5.00%, 7/1/2028	8,000,000	8,654,978
Series R-7A, 5.00%, 7/1/2028	2,500,000	2,704,681
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA:
Series A, 5.00%, 10/1/2027	7,000,000	7,447,313
Series A, 5.00%, 10/1/2028	7,000,000	7,600,258
Series B, 5.00%, 10/1/2028	11,000,000	11,943,263
San Juan Unified School District, General Obligation, CA 5.00%, 8/1/2028	4,000,000	4,321,820
Sonoma County Junior College District, General Obligation, CA Series C, 5.00%, 8/1/2027	1,250,000	1,323,498
Southern California Public Power Authority Revenue, CA Series A, 5.00%, 7/1/2029	5,000,000	5,496,001
State of California, General Obligation, CA:
3.88%, 8/1/2026	5,000,000	5,060,234
4.00%, 9/1/2026	8,800,000	8,974,567
4.00%, 10/1/2026	4,000,000	4,083,650
4.00%, 3/1/2027	8,995,000	9,211,130
4.00%, 3/1/2028	8,000,000	8,263,330
5.00%, 8/1/2026	5,000,000	5,170,663
5.00%, 9/1/2026	16,150,000	16,731,108
5.00%, 11/1/2026	2,050,000	2,131,443
5.00%, 10/1/2027	42,090,000	44,481,104
5.00%, 11/1/2027	3,500,000	3,704,807
5.00%, 12/1/2027	3,000,000	3,180,696
5.00%, 4/1/2028	12,515,000	13,337,714
5.00%, 9/1/2028	46,000,000	49,380,020
5.00%, 10/1/2028	7,660,000	8,234,514
5.00%, 8/1/2029	13,000,000	14,170,311
5.00%, 9/1/2029	3,000,000	3,274,436
5.00%, 10/1/2029	11,945,000	13,055,142
Series A, 5.00%, 11/1/2026	2,910,000	3,025,609
Series A, 5.00%, 11/1/2027	5,645,000	5,975,325
University of California Revenue, CA:
Series BN, 5.00%, 5/15/2028	20,000,000	21,554,224
Series BS, 5.00%, 5/15/2029	20,630,000	22,649,630
Security Description	Principal Amount	Value
Series BX, 5.00%, 5/15/2026	$10,000,000	$10,321,515
Series BX, 5.00%, 5/15/2027	13,755,000	14,520,894
		725,625,025
COLORADO — 1.3%
Arapahoe County School District No. 5 Cherry Creek, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2026	1,000,000	1,039,921
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J, General Obligation, CO:
State Aid Withholding, 5.00%, 12/15/2026	5,000,000	5,194,771
State Aid Withholding, 5.00%, 12/15/2029	2,020,000	2,211,134
City & County of Denver Airport System Revenue, CO Series C, 5.00%, 11/15/2028	1,325,000	1,421,814
City & County of Denver, Certificate Participation, CO:
5.00%, 12/1/2025	2,000,000	2,034,374
5.00%, 12/1/2026	4,700,000	4,873,886
City of Colorado Springs Utilities System Revenue, CO:
Series B, 5.00%, 11/15/2027	2,500,000	2,645,459
Series B, 5.00%, 11/15/2028	2,000,000	2,153,720
Series C, 5.00%, 11/15/2027	1,000,000	1,058,184
Colorado Bridge & Tunnel Enterprise Revenue, CO Series B, 5.00%, 12/1/2029	3,675,000	4,023,789
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2027	4,500,000	4,758,290
State of Colorado, Certificate Participation, CO Series A, 5.00%, 12/15/2027	1,750,000	1,851,206
University of Colorado Revenue, CO:
Series A, 4.00%, 6/1/2027	3,000,000	3,073,186
Series A, 4.00%, 6/1/2028	3,500,000	3,613,755
Series A, 5.00%, 10/1/2028	5,000,000	5,352,279
		45,305,768
CONNECTICUT — 4.2%
City of Hartford Revenue, CT:
5.00%, 4/1/2027	2,000,000	2,090,468
5.00%, 4/1/2028	2,850,000	3,032,796
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series U-1, 1.10%, 7/1/2033 (b)	2,815,000	2,806,034
Series A, 2.80%, 7/1/2048 (b)	23,560,000	23,413,469
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 7/1/2026	1,000,000	1,028,445

See accompanying notes to financial statements.
93

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2027	$2,500,000	$2,626,259
Series A, 5.00%, 7/1/2028	10,000,000	10,683,789
Series B, 5.00%, 7/1/2025	4,925,000	4,971,960
Series B, 5.00%, 7/1/2026	17,375,000	17,864,815
Series B, 5.00%, 7/1/2027	3,500,000	3,676,762
Series B, 5.00%, 7/1/2029	4,500,000	4,880,775
State of Connecticut, General Obligation, CT:
Series C, 4.00%, 6/1/2028	3,840,000	3,966,531
Series A, 5.00%, 1/15/2028	3,365,000	3,566,885
Series A, 5.00%, 1/15/2029	1,355,000	1,458,967
Series B, 5.00%, 8/1/2028	1,500,000	1,604,772
Series C, 5.00%, 3/1/2028	4,770,000	5,067,207
Series C, 5.00%, 3/1/2029	2,500,000	2,697,254
Series D, 5.00%, 9/15/2026	2,500,000	2,586,661
Series D, 5.00%, 7/15/2027	13,000,000	13,663,260
Series D, 5.00%, 9/15/2027	3,680,000	3,879,830
Series E, 5.00%, 11/15/2025	7,000,000	7,121,654
Series E, 5.00%, 11/15/2026	5,510,000	5,713,418
Series E, 5.00%, 11/15/2027	3,925,000	4,151,148
Series F, 5.00%, 11/15/2026	5,000,000	5,184,589
Series F, 5.00%, 11/15/2029	5,000,000	5,454,047
Town of Greenwich, General Obligation, CT 5.00%, 1/15/2025	2,000,000	2,001,504
University of Connecticut Revenue, CT:
Series A, 5.00%, 2/15/2026	1,000,000	1,021,140
Series A, 5.00%, 8/15/2028	3,300,000	3,532,327
		149,746,766
DELAWARE — 0.5%
Delaware Transportation Authority Revenue, DE 5.00%, 7/1/2029	1,100,000	1,197,889
State of Delaware, General Obligation, DE:
Series A, 5.00%, 5/1/2026	4,000,000	4,111,627
Series A, 5.00%, 5/1/2028	2,000,000	2,140,489
Series A, 5.00%, 1/1/2029	7,000,000	7,576,273
Series A, 5.00%, 5/1/2029	2,000,000	2,177,036
University of Delaware Revenue, DE 5.00%, 11/1/2025	555,000	564,276
		17,767,590
DISTRICT OF COLUMBIA — 1.9%
District of Columbia Income Tax Revenue, DC:
Series A, 5.00%, 3/1/2026	5,000,000	5,118,631
Series A, 5.00%, 3/1/2028	3,530,000	3,756,492
Series B, 5.00%, 10/1/2029	6,980,000	7,628,544
Series C, 5.00%, 12/1/2026	3,845,000	3,997,707
Series C, 5.00%, 12/1/2027	7,250,000	7,680,213
Security Description	Principal Amount	Value
District of Columbia Water & Sewer Authority Revenue, DC Series A, 5.00%, 10/1/2026	$2,500,000	$2,590,254
District of Columbia, General Obligation, DC:
Series A, 5.00%, 1/1/2028	2,300,000	2,440,416
Series A, 5.00%, 8/1/2028	5,000,000	5,359,709
Series A, 5.00%, 8/1/2029	4,915,000	5,357,357
Series B, 5.00%, 6/1/2028	6,000,000	6,413,120
Series B, 5.00%, 8/1/2028	3,650,000	3,912,587
Series C, 5.00%, 12/1/2028	1,350,000	1,455,354
Series E, 5.00%, 2/1/2025	525,000	525,788
Series E, 5.00%, 2/1/2028	2,235,000	2,374,923
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 5.00%, 7/15/2026	1,000,000	1,030,722
Series A, 5.00%, 7/15/2027	4,500,000	4,730,604
Series A, 5.00%, 7/15/2028	2,255,000	2,413,050
		66,785,471
FLORIDA — 2.3%
Brevard County School District, Certificate Participation, FL Series A, 5.00%, 7/1/2026	2,370,000	2,437,726
City of Jacksonville Revenue, FL:
5.00%, 10/1/2028	1,400,000	1,495,213
5.00%, 10/1/2029	1,600,000	1,734,614
Series A, 5.00%, 10/1/2028	1,000,000	1,068,009
City of Tallahassee Energy System Revenue, FL 5.00%, 10/1/2029	3,000,000	3,270,398
City of Tallahassee Utility System Revenue, FL Series A, 5.00%, 10/1/2028	1,095,000	1,178,318
County of Broward Half-Cent Sales Tax Revenue, FL 5.00%, 10/1/2028	1,475,000	1,574,236
County of Miami-Dade Water & Sewer System Revenue, FL:
Series B, 5.00%, 10/1/2027	2,350,000	2,477,064
Series B, 5.00%, 10/1/2028	2,000,000	2,139,679
Florida State Board of Governors Revenue, FL Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2029 (c)	5,000,000	5,426,897
JEA Electric System Revenue, FL Series THREE, Assured Guaranty Corp., 5.00%, 10/1/2028 (c)	2,215,000	2,375,383
JEA Water & Sewer System Revenue, FL:
Series A, 5.00%, 10/1/2026	1,270,000	1,314,749
Series A, 5.00%, 10/1/2028	1,130,000	1,208,919
Series A, 5.00%, 10/1/2029	1,000,000	1,086,436

See accompanying notes to financial statements.
94

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Palm Beach County School District, Certificate Participation, FL Series B, 5.00%, 8/1/2027	$1,800,000	$1,890,608
Pasco County School Board Revenue, FL 5.00%, 10/1/2029	3,000,000	3,249,643
Sarasota County School Board, Certificate Participation, FL:
Series A, 5.00%, 7/1/2028	1,500,000	1,598,428
Series A, 5.00%, 7/1/2029	2,120,000	2,291,919
State of Florida Department of Transportation Turnpike System Revenue, FL Series A, 5.00%, 7/1/2028	12,130,000	12,946,738
State of Florida, General Obligation, FL:
Series A, 5.00%, 6/1/2025	1,116,000	1,125,035
Series A, 5.00%, 6/1/2028	5,000,000	5,339,227
Series A, 5.00%, 6/1/2029	5,000,000	5,428,735
Series B, 5.00%, 6/1/2027	7,000,000	7,339,851
Series B, 5.00%, 6/1/2028	12,980,000	13,860,633
		83,858,458
GEORGIA — 1.9%
Cherokee County Board of Education, General Obligation, GA State Aid Withholding, 5.00%, 8/1/2028	6,000,000	6,431,650
City of Atlanta Water & Wastewater Revenue, GA Build America Mutual Assurance Corp., 5.00%, 11/1/2029 (c)	2,635,000	2,871,272
City of Atlanta, General Obligation, GA Series A-1, 5.00%, 12/1/2027	1,050,000	1,112,005
City of Columbus, General Obligation, GA 5.00%, 1/1/2025	2,900,000	2,900,000
County of DeKalb Water & Sewerage Revenue, GA 5.00%, 10/1/2027	10,000,000	10,551,537
Georgia Ports Authority Revenue, GA:
5.00%, 7/1/2026	1,000,000	1,029,482
5.00%, 7/1/2027	1,035,000	1,088,267
Georgia State Road & Tollway Authority Revenue, GA 5.00%, 6/1/2029	2,035,000	2,209,495
Henry County School District, General Obligation, GA State Aid Withholding, 4.00%, 8/1/2028	2,630,000	2,723,979
Metropolitan Atlanta Rapid Transit Authority Revenue, GA Series B, 5.00%, 7/1/2028	5,965,000	6,389,189
Security Description	Principal Amount	Value
State of Georgia, General Obligation, GA:
Series C, 4.00%, 7/1/2027	$18,000,000	$18,504,238
Series C, 4.00%, 1/1/2029	7,565,000	7,886,163
Series A, 5.00%, 7/1/2027	5,000,000	5,261,036
		68,958,313
HAWAII — 0.6%
City & County of Honolulu, General Obligation, HI:
Series A, 5.00%, 11/1/2026	3,950,000	4,100,173
Series E, 5.00%, 3/1/2027	2,500,000	2,610,014
Series E, 5.00%, 3/1/2028	10,125,000	10,771,640
Series E, 5.00%, 3/1/2029	2,500,000	2,700,308
State of Hawaii Airports System Revenue, HI Series D, 5.00%, 7/1/2029	1,785,000	1,930,571
		22,112,706
IDAHO — 0.3%
Idaho Housing & Finance Association Revenue, ID:
Series A, 5.00%, 8/15/2027	1,750,000	1,843,053
Series A, 5.00%, 8/15/2028	1,650,000	1,769,313
Idaho State Building Authority Revenue, ID Series A, 5.00%, 6/1/2029	5,000,000	5,422,370
		9,034,736
ILLINOIS — 1.4%
Chicago Park District, General Obligation, IL Series C, 5.00%, 1/1/2028	1,300,000	1,366,293
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL Series A, 5.00%, 12/1/2029	1,000,000	1,085,716
County of Cook Sales Tax Revenue, IL 5.00%, 11/15/2029	1,000,000	1,082,199
Illinois Finance Authority Revenue, IL:
5.00%, 7/1/2027	4,400,000	4,624,039
Series A, 5.00%, 10/1/2028	2,280,000	2,437,298
Illinois State Toll Highway Authority Revenue, IL:
Series A, 5.00%, 1/1/2027	5,565,000	5,771,051
Series A, 5.00%, 1/1/2028	4,490,000	4,738,695
Series A, 5.00%, 1/1/2029	1,670,000	1,790,352
Series B, 5.00%, 1/1/2028	1,830,000	1,931,361
Series C, 5.00%, 1/1/2028	3,245,000	3,424,736
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL Series C, 5.00%, 12/1/2029	1,410,000	1,534,212
Sales Tax Securitization Corp. Revenue, IL:
Series A, 5.00%, 1/1/2028	8,450,000	8,894,212

See accompanying notes to financial statements.
95

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/2029	$3,795,000	$4,042,055
University of Illinois Revenue, IL:
Series A, 5.00%, 4/1/2028	1,700,000	1,802,333
Series A, 5.00%, 4/1/2030	4,265,000	4,656,715
		49,181,267
INDIANA — 0.3%
Indiana Finance Authority Revenue, IN:
Series A, 5.00%, 2/1/2026	1,000,000	1,022,010
Series A, 5.00%, 2/1/2027	2,200,000	2,287,270
Series A, 5.00%, 2/1/2029	2,515,000	2,718,919
Indianapolis Local Public Improvement Bond Bank Revenue, IN Series E, 5.00%, 2/1/2030	1,825,000	1,977,446
IPS Multi-School Building Corp. Revenue, IN:
State Intercept, 5.00%, 7/15/2026	1,350,000	1,387,965
State Intercept, 5.00%, 7/15/2029	1,100,000	1,186,034
State Intercept, 5.00%, 1/15/2030	1,000,000	1,086,286
		11,665,930
IOWA — 0.1%
Iowa Finance Authority Revenue, IA Series A, 5.00%, 8/1/2027	1,750,000	1,841,161
KANSAS — 0.2%
State of Kansas Department of Transportation Revenue, KS:
Series A, 5.00%, 9/1/2026	3,500,000	3,616,137
Series A, 5.00%, 9/1/2028	4,000,000	4,285,052
		7,901,189
KENTUCKY — 0.6%
Kentucky Asset Liability Commission Revenue, KY:
Series A, 5.00%, 9/1/2025	2,445,000	2,474,925
Series A, 5.00%, 9/1/2026	2,425,000	2,502,270
Kentucky State Property & Building Commission Revenue, KY:
Series A, Assured Guaranty Municipal Corp., 5.00%, 11/1/2025 (c)	2,000,000	2,030,141
Series A, 5.00%, 10/1/2026	2,550,000	2,639,457
Series A, 5.00%, 10/1/2027	1,975,000	2,076,922
Series A, 5.00%, 10/1/2029	2,520,000	2,730,737
Series B, 5.00%, 11/1/2026	2,480,000	2,571,343
Series B, 5.00%, 11/1/2027	1,000,000	1,053,158
Series B, 5.00%, 11/1/2028	1,670,000	1,788,304
Security Description	Principal Amount	Value
Kentucky Turnpike Authority Revenue, KY Series A, 5.00%, 7/1/2026	$2,000,000	$2,057,778
		21,925,035
LOUISIANA — 0.7%
State of Louisiana Gasoline & Fuels Tax Revenue, LA Series A, 5.00%, 5/1/2029	2,655,000	2,864,202
State of Louisiana Revenue, LA:
5.00%, 9/1/2027	6,040,000	6,358,566
5.00%, 9/1/2028	3,305,000	3,539,520
State of Louisiana, General Obligation, LA:
Series A, 5.00%, 5/1/2026	4,380,000	4,493,550
Series A, 5.00%, 2/1/2028	2,000,000	2,120,992
Series A, 5.00%, 4/1/2028	3,900,000	4,145,161
Series A, 5.00%, 2/1/2029	2,000,000	2,151,779
		25,673,770
MAINE — 0.0% (a)
Maine Governmental Facilities Authority Revenue, ME Series A, 5.00%, 10/1/2026	1,000,000	1,033,179
MARYLAND — 3.5%
County of Baltimore, General Obligation, MD 5.00%, 2/1/2028	4,000,000	4,254,131
County of Montgomery, General Obligation, MD:
Series A, 5.00%, 8/1/2027	10,000,000	10,534,210
Series A, 5.00%, 8/1/2028	11,775,000	12,634,774
Series A, 5.00%, 8/1/2029	3,000,000	3,274,110
County of Prince George's, General Obligation, MD:
Series A, 5.00%, 8/1/2027	7,790,000	8,206,150
Series B, 5.00%, 9/1/2026	7,985,000	8,259,038
Maryland Stadium Authority Revenue, MD Series A, 5.00%, 3/1/2027	1,300,000	1,353,813
Maryland State Transportation Authority Revenue, MD:
Series A, 5.00%, 7/1/2027	1,135,000	1,191,983
Series A, 5.00%, 7/1/2028	3,530,000	3,773,614
Series A, 5.00%, 7/1/2029	4,460,000	4,846,876
State of Maryland Department of Transportation Revenue, MD:
5.00%, 10/1/2027	1,865,000	1,970,336
Series 2022A, 5.00%, 12/1/2026	1,205,000	1,252,425
Series 2022-B, 5.00%, 12/1/2026	1,250,000	1,299,196
Series 2022-B, 5.00%, 12/1/2027	3,700,000	3,921,569
Series A, 5.00%, 10/1/2028	1,175,000	1,263,926
Series B, 5.00%, 12/1/2026	6,000,000	6,236,143

See accompanying notes to financial statements.
96

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
State of Maryland, General Obligation, MD:
Series C, 3.00%, 8/1/2026	$3,500,000	$3,493,207
Series C, 4.00%, 3/1/2029	9,245,000	9,625,974
Series A, 5.00%, 3/1/2026	7,000,000	7,166,172
Series A, 5.00%, 8/1/2026	1,335,000	1,378,062
Series A, 5.00%, 6/1/2027	1,820,000	1,911,011
Series A, 5.00%, 6/1/2028	1,110,000	1,187,566
Series A, 5.00%, 8/1/2028	1,200,000	1,287,620
Series A, 5.00%, 3/15/2029	8,370,000	9,077,302
Series A, 5.00%, 6/1/2029	1,500,000	1,632,545
Series C, 5.00%, 3/1/2026	11,540,000	11,813,947
University System of Maryland Revenue, MD Series B, 5.00%, 4/1/2028	1,000,000	1,065,941
		123,911,641
MASSACHUSETTS — 2.5%
City of Boston, General Obligation, MA Series A, 5.00%, 11/1/2027	5,000,000	5,320,654
Commonwealth of Massachusetts Transportation Fund Revenue, MA:
Series A, 5.00%, 6/1/2028	1,455,000	1,557,088
Series A, 5.00%, 6/1/2029	1,250,000	1,360,912
Commonwealth of Massachusetts, General Obligation, MA:
Series A, 5.00%, 1/1/2026	1,050,000	1,071,623
Series A, 5.00%, 3/1/2028	4,345,000	4,633,354
Series A, 5.00%, 5/1/2028	2,000,000	2,139,205
Series A, 5.00%, 3/1/2029	13,000,000	14,110,659
Series A, 5.00%, 10/1/2029	1,350,000	1,479,862
Series B, 5.00%, 5/1/2026	1,320,000	1,356,488
Series B, 5.00%, 5/1/2027	1,595,000	1,674,222
Series B, 5.00%, 10/1/2027	7,835,000	8,292,884
Series B, 5.00%, 5/1/2028	2,450,000	2,620,527
Series B, 5.00%, 5/1/2029	1,450,000	1,578,382
Series D, 5.00%, 11/1/2028	5,000,000	5,395,840
Series G, 5.00%, 12/1/2029	5,000,000	5,496,178
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 2/1/2025	3,500,000	3,505,254
5.00%, 2/1/2026	3,530,000	3,607,696
5.00%, 2/1/2027	1,000,000	1,044,360
5.00%, 2/1/2028	3,875,000	4,128,086
5.00%, 2/1/2029	2,300,000	2,494,650
Massachusetts Development Finance Agency Revenue, MA:
Series A, 5.00%, 10/15/2027	1,670,000	1,770,167
Series FF, 5.00%, 10/1/2027	2,145,000	2,267,210
Series FF, 5.00%, 10/1/2028	1,000,000	1,076,341
Massachusetts School Building Authority Revenue, MA Series A, 5.00%, 2/15/2049	5,000,000	5,116,755
Security Description	Principal Amount	Value
Massachusetts State College Building Authority Revenue, MA Series A, 5.00%, 11/1/2029	$1,400,000	$1,535,244
Massachusetts Water Resources Authority Revenue, MA:
Series B, 5.00%, 8/1/2025	175,000	176,865
Series C, 5.00%, 8/1/2027	5,500,000	5,800,545
		90,611,051
MICHIGAN — 1.1%
Birmingham City School District, General Obligation, MI:
5.00%, 5/1/2027	1,675,000	1,750,350
5.00%, 5/1/2028	1,250,000	1,329,927
Great Lakes Water Authority Sewage Disposal System Revenue, MI Series A, 5.00%, 7/1/2026	1,500,000	1,546,202
Great Lakes Water Authority Water Supply System Revenue, MI Series A, 5.00%, 7/1/2026	2,500,000	2,577,002
Michigan Finance Authority Revenue, MI Series A, 5.00%, 10/1/2028	7,195,000	7,723,353
Michigan State Building Authority Revenue, MI:
Series II, 5.00%, 10/15/2025	3,000,000	3,046,177
Series II, 5.00%, 10/15/2026	5,000,000	5,180,375
Series II, 5.00%, 10/15/2027	3,500,000	3,688,804
Series II, 5.00%, 10/15/2028	2,800,000	3,001,325
Michigan State University Revenue, MI:
Series A, 5.00%, 2/15/2028	2,400,000	2,547,329
Series A, 5.00%, 8/15/2028	1,000,000	1,070,402
State of Michigan Trunk Line Revenue, MI:
5.00%, 11/15/2026	3,000,000	3,114,642
5.00%, 11/15/2028	3,500,000	3,768,665
		40,344,553
MINNESOTA — 2.1%
Edina Independent School District No. 273, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2029	3,000,000	3,230,059
Osseo Independent School District No. 279, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2028	6,830,000	7,249,402
State of Minnesota Revenue, MN Series A, 5.00%, 3/1/2028	5,150,000	5,469,280

See accompanying notes to financial statements.
97

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
State of Minnesota, General Obligation, MN:
Series A, 5.00%, 8/1/2028	$12,365,000	$13,272,216
Series A, 5.00%, 8/1/2029	10,000,000	10,918,192
Series D, 5.00%, 8/1/2026	6,410,000	6,618,774
Series D, 5.00%, 8/1/2027	8,500,000	8,956,249
Series E, 5.00%, 8/1/2026	5,000,000	5,162,851
Stillwater Independent School District No. 834, General Obligation, MN:
Series A, School District Credit Enhancement Program, 5.00%, 2/1/2028	3,000,000	3,185,128
Series A, School District Credit Enhancement Program, 5.00%, 2/1/2029	8,745,000	9,433,069
		73,495,220
MISSISSIPPI — 0.0% (a)
Mississippi Development Bank Revenue, MS Series A, 5.00%, 1/1/2029	1,000,000	1,072,928
MISSOURI — 0.7%
Curators of the University of Missouri Revenue, MO 5.00%, 11/1/2028	2,000,000	2,148,268
Jackson County School District No. R-IV Blue Springs, General Obligation, MO:
4.00%, 3/1/2028	6,635,000	6,849,023
5.00%, 3/1/2029	1,500,000	1,619,479
Missouri Highway & Transportation Commission Revenue, MO:
Series A, 5.00%, 5/1/2025	5,000,000	5,032,626
Series A, 5.00%, 5/1/2026	10,000,000	10,277,745
		25,927,141
NEBRASKA — 0.1%
Omaha Public Power District Revenue, NE:
Series B, 5.00%, 2/1/2026	1,500,000	1,533,965
Series B, 5.00%, 2/1/2027	3,000,000	3,129,984
		4,663,949
NEVADA — 0.8%
County of Clark Department of Aviation Revenue, NV:
Series A, 5.00%, 7/1/2026	3,750,000	3,857,717
Series A, 5.00%, 7/1/2028	5,000,000	5,329,892
Series A, 5.00%, 7/1/2029	5,000,000	5,407,763
County of Clark Revenue, NV:
5.00%, 7/1/2026	4,490,000	4,623,398
5.00%, 7/1/2028	5,000,000	5,338,461
Security Description	Principal Amount	Value
Las Vegas Valley Water District, General Obligation, NV Series C, 5.00%, 6/1/2026	$5,000,000	$5,140,585
		29,697,816
NEW HAMPSHIRE — 0.2%
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
Series C, 3.30%, 6/1/2038 (b)	5,000,000	5,003,187
Build America Mutual Assurance Corp., 5.00%, 7/1/2027 (c)	2,370,000	2,484,211
		7,487,398
NEW JERSEY — 0.7%
Cherry Hill Township School District, General Obligation, NJ 3.00%, 8/1/2027	3,500,000	3,477,468
New Jersey Educational Facilities Authority Revenue, NJ:
Series A, 5.00%, 3/1/2027	12,500,000	13,102,701
Series C, 5.00%, 3/1/2028	4,000,000	4,270,005
Series C, 5.00%, 3/1/2029	4,500,000	4,891,207
New Jersey Turnpike Authority Revenue, NJ Series D, 5.00%, 1/1/2028	1,000,000	1,010,357
		26,751,738
NEW MEXICO — 1.0%
New Mexico Finance Authority Revenue, NM:
Series A, 5.00%, 6/15/2026	5,215,000	5,364,717
Series A, 5.00%, 6/15/2027	5,000,000	5,245,587
State of New Mexico Severance Tax Permanent Fund Revenue, NM:
Series A, 5.00%, 7/1/2027	11,935,000	12,528,932
Series B, 5.00%, 7/1/2029	5,000,000	5,412,135
State of New Mexico, General Obligation, NM:
5.00%, 3/1/2029	1,000,000	1,080,938
5.50%, 3/1/2028	5,000,000	5,394,404
		35,026,713
NEW YORK — 17.9%
Battery Park City Authority Revenue, NY:
Series B, 5.00%, 11/1/2027	8,145,000	8,651,077
Series B, 5.00%, 11/1/2028	4,000,000	4,330,214
City of New York, General Obligation, NY:
Series 1, 5.00%, 8/1/2028	2,400,000	2,567,635
Series A, 5.00%, 8/1/2025	13,500,000	13,647,460
Series A, 5.00%, 8/1/2026	11,500,000	11,855,942
Series A, 5.00%, 8/1/2027	3,725,000	3,921,142
Series A, 5.00%, 8/1/2029	7,500,000	8,151,679
Series A-1, 5.00%, 8/1/2026	1,155,000	1,190,749

See accompanying notes to financial statements.
98

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 5.00%, 8/1/2027	$7,000,000	$7,366,803
Series A-1, 5.00%, 9/1/2027	7,000,000	7,380,246
Series A-1, 5.00%, 8/1/2028	1,065,000	1,139,388
Series B-1, 5.00%, 10/1/2028	1,305,000	1,399,996
Series B-3, 5.00%, 9/1/2026	1,020,000	1,053,286
Series B-3, 5.00%, 9/1/2027	13,250,000	13,969,751
Series C, 5.00%, 3/1/2026	5,000,000	5,112,723
Series C, 5.00%, 8/1/2027	30,305,000	31,900,725
Series C, 5.00%, 3/1/2028	2,510,000	2,666,392
Series C, 5.00%, 3/1/2029	5,000,000	5,398,578
Series C1, 5.00%, 8/1/2026	3,065,000	3,159,866
Series C-4, Assured Guaranty Municipal Corp., 5.00%, 10/1/2027 (c)	6,345,000	6,705,455
Series E, 5.00%, 8/1/2026	5,000,000	5,154,758
Series E, 5.00%, 8/1/2028	6,090,000	6,515,373
Series F-1, 5.00%, 8/1/2027	3,740,000	3,936,932
Series F-1, 5.00%, 8/1/2028	1,600,000	1,711,756
Series J-10, 5.00%, 8/1/2026	1,225,000	1,262,916
Empire State Development Corp. Revenue, NY:
Series A, 5.00%, 9/15/2029	2,410,000	2,635,372
Series B, 5.00%, 3/15/2029	6,205,000	6,729,222
New York City Municipal Water Finance Authority Revenue, NY:
Series BB, 5.00%, 6/15/2028	9,385,000	10,060,411
Series BB, 5.00%, 6/15/2029	7,000,000	7,635,612
Series DD, 5.00%, 6/15/2026	23,000,000	23,703,407
New York City Transitional Finance Authority Building Aid Revenue, NY:
Series S1A, State Aid Withholding, 5.00%, 7/15/2026	1,300,000	1,341,127
Series S1A, State Aid Withholding, 5.00%, 7/15/2027	1,000,000	1,054,005
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series 1, 5.00%, 11/1/2027	17,235,000	18,204,515
Series A, 5.00%, 5/1/2027	4,370,000	4,572,837
Series A-1, 5.00%, 11/1/2026	4,000,000	4,138,634
Series A-1, 5.00%, 11/1/2028	5,000,000	5,371,268
Series A-6, 5.00%, 8/1/2028	4,275,000	4,573,525
Series B-1, 5.00%, 11/1/2025	1,095,000	1,112,858
Series B-1, 5.00%, 11/1/2028	8,020,000	8,615,514
Series C, 5.00%, 2/1/2028	1,140,000	1,209,294
Series C-1, 5.00%, 11/1/2027	2,895,000	3,057,852
Series D-1, 5.00%, 11/1/2026	2,490,000	2,576,300
Series D-1, 5.00%, 11/1/2028	6,235,000	6,697,971
Series E-1, 5.00%, 11/1/2027	8,050,000	8,502,834
Series E-1, 5.00%, 11/1/2028	2,725,000	2,927,341
Series F-1, 5.00%, 2/1/2025	1,015,000	1,016,482
Security Description	Principal Amount	Value
New York City Transitional Finance Authority Revenue, NY:
Series A, 5.00%, 11/1/2025	$6,295,000	$6,398,030
Series A-1, 5.00%, 11/1/2025	1,000,000	1,016,309
Series A-1, 5.00%, 11/1/2026	11,750,000	12,157,239
Series B, 5.00%, 5/1/2027	2,570,000	2,689,289
Series B, 5.00%, 5/1/2028	4,000,000	4,261,276
Series C, 5.00%, 5/1/2028	2,630,000	2,801,789
Series C, 5.00%, 5/1/2029	12,335,000	13,353,561
Series C-1, 5.00%, 5/1/2026	1,245,000	1,278,098
Series D, 5.00%, 5/1/2028	1,105,000	1,177,178
Series D-1, 5.00%, 11/1/2028	5,320,000	5,715,029
Series D-1, 5.00%, 11/1/2029	6,000,000	6,546,465
Series E, 5.00%, 11/1/2029 (d)	1,500,000	1,636,248
Series G-1, 5.00%, 5/1/2026	8,750,000	8,982,617
Series G-1, 5.00%, 5/1/2029	8,290,000	8,974,546
New York State Dormitory Authority Revenue, NY:
Series A, Assured Guaranty Municipal Corp., 5.00%, 10/1/2025 (c)	5,220,000	5,296,565
Series A, 5.00%, 7/1/2026	2,935,000	3,028,939
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 5.00%, 10/1/2026 (c)	2,500,000	2,588,136
Series A, 5.00%, 3/15/2027	6,465,000	6,756,056
Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2027 (c)	3,600,000	3,817,156
Series A, 5.00%, 3/15/2028	7,365,000	7,831,287
Series A, 5.00%, 7/1/2028	3,000,000	3,168,191
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 5.00%, 10/1/2028 (c)	16,440,000	17,709,117
Series A, 5.00%, 3/15/2029	6,000,000	6,484,654
Series A-1, 5.00%, 3/15/2028	7,725,000	8,231,147
Series B, 5.00%, 3/15/2030	5,715,000	6,288,604
Series E, 5.00%, 3/15/2026	4,120,000	4,221,649
New York State Environmental Facilities Corp. Revenue, NY:
Series A, 5.00%, 6/15/2027	3,750,000	3,941,374
Series A, 5.00%, 6/15/2028	5,000,000	5,353,024
Series B, 5.00%, 6/15/2027	6,000,000	6,306,198
Series B, 5.00%, 5/15/2028	1,500,000	1,603,519
Series B, 5.00%, 6/15/2028	2,455,000	2,628,335
Series B, 5.00%, 5/15/2029	1,000,000	1,087,098
New York State Housing Finance Agency Revenue, NY:
Series B-2, VRN, 3.30%, 12/15/2054 (b)	2,835,000	2,811,747
Series B-2, VRN, 3.35%, 12/15/2054 (b)	2,110,000	2,098,550

See accompanying notes to financial statements.
99

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
New York State Thruway Authority Revenue, NY:
Series A, 5.00%, 3/15/2026	$20,175,000	$20,672,760
Series A, 5.00%, 3/15/2027	15,955,000	16,706,102
Port Authority of New York & New Jersey Revenue, NY:
Series 230, 4.00%, 12/1/2027	3,750,000	3,871,602
Series 243, 5.00%, 12/1/2026	10,430,000	10,868,237
Series 243, 5.00%, 12/1/2028	6,820,000	7,365,356
State of New York, General Obligation, NY:
Series A, 5.00%, 3/15/2028	1,500,000	1,603,932
Series B, 5.00%, 3/15/2028	1,525,000	1,630,664
Triborough Bridge & Tunnel Authority Revenue, NY:
Series B, 4.00%, 5/15/2027	27,725,000	28,460,919
Series A, 5.00%, 11/15/2026	1,000,000	1,037,288
Series A, 5.00%, 11/15/2027	14,500,000	15,377,429
Series A, 5.00%, 11/15/2028	9,750,000	10,527,085
Series A-2, 5.00%, 11/15/2029	1,040,000	1,141,836
Series B, 5.00%, 5/15/2027	13,500,000	14,175,031
Series B, 5.00%, 11/15/2028	13,335,000	14,326,521
Series B2, VRN, 5.00%, 5/15/2050 (b)	4,740,000	4,861,834
Series B-2, 5.00%, 11/15/2043 (b)	8,350,000	8,492,617
Series E, 5.00%, 11/15/2027	2,800,000	2,953,521
Series F, 5.00%, 11/1/2026	2,425,000	2,513,438
Utility Debt Securitization Authority Revenue, NY:
Series 1, 5.00%, 6/15/2028	5,000,000	5,140,564
Series 1, 5.00%, 12/15/2028	3,970,000	4,122,532
		639,975,511
NORTH CAROLINA — 1.7%
City of Charlotte Airport Revenue, NC Series A, 5.00%, 7/1/2027	2,065,000	2,164,712
City of Charlotte Water & Sewer System Revenue, NC:
5.00%, 7/1/2026	1,680,000	1,732,245
5.00%, 7/1/2027	1,500,000	1,577,940
City of Charlotte, Certificate Participation, NC Series B, 5.00%, 6/1/2028	1,000,000	1,067,510
City of Charlotte, General Obligation, NC Series B, 5.00%, 7/1/2028	3,300,000	3,538,085
City of Raleigh Combined Enterprise System Revenue, NC:
5.00%, 9/1/2026	2,070,000	2,141,041
5.00%, 9/1/2027	1,300,000	1,372,295
5.00%, 9/1/2028	1,675,000	1,801,068
City of Raleigh Revenue, NC 5.00%, 10/1/2026	5,000,000	5,180,509
Security Description	Principal Amount	Value
County of Alamance, General Obligation, NC 5.00%, 5/1/2028	$3,000,000	$3,201,858
County of Cabarrus Revenue, NC Series A, 5.00%, 8/1/2029	3,000,000	3,257,925
County of Durham Revenue, NC Series A, 5.00%, 6/1/2028	1,255,000	1,341,411
County of Guilford, General Obligation, NC 5.00%, 3/1/2028	5,000,000	5,328,617
County of Mecklenburg, General Obligation, NC 5.00%, 9/1/2027	7,000,000	7,389,281
County of Wake Revenue, NC 5.00%, 5/1/2026	3,975,000	4,083,243
County of Wake, General Obligation, NC Series A, 5.00%, 5/1/2028	5,000,000	5,342,998
North Carolina Turnpike Authority Revenue, NC 5.00%, 1/1/2026	1,500,000	1,530,890
State of North Carolina Revenue, NC Series A, 5.00%, 5/1/2028	9,800,000	10,459,403
		62,511,031
NORTH DAKOTA — 0.2%
Cass County Joint Water Resource District Revenue, ND Series A, 3.45%, 4/1/2027	1,635,000	1,621,900
North Dakota Public Finance Authority Revenue, ND Series A, 5.00%, 10/1/2029	5,000,000	5,457,729
		7,079,629
OHIO — 1.8%
City of Akron Income Tax Revenue, OH:
4.00%, 12/1/2025	3,285,000	3,310,425
4.00%, 12/1/2026	1,000,000	1,017,480
City of Columbus, General Obligation, OH:
Series 1, 5.00%, 2/15/2026	5,000,000	5,114,037
Series A, 5.00%, 8/15/2026	6,585,000	6,804,786
Series A, 5.00%, 4/1/2028	1,095,000	1,167,685
Series A, 5.00%, 8/15/2028	6,865,000	7,368,750
Ohio State University Revenue, OH Series A, 5.00%, 12/1/2028	1,000,000	1,074,848
Ohio Turnpike & Infrastructure Commission Revenue, OH Series A, 5.00%, 2/15/2028	1,000,000	1,061,453
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series A, 5.00%, 6/1/2028	1,000,000	1,068,198

See accompanying notes to financial statements.
100

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2028	$3,000,000	$3,231,871
Series E, 5.00%, 12/1/2029	5,000,000	5,474,543
State of Ohio Revenue, OH:
Series 2022-1, 5.00%, 12/15/2027	1,000,000	1,059,808
Series 2022-1, 5.00%, 12/15/2028	1,000,000	1,076,387
Series 2024-1, 5.00%, 12/15/2025	2,250,000	2,291,379
Series A, 5.00%, 2/1/2029	3,000,000	3,229,874
State of Ohio, General Obligation, OH:
Series A, 5.00%, 9/1/2028	4,000,000	4,292,250
Series A, 5.00%, 3/15/2029	1,365,000	1,477,447
Series A, 5.00%, 9/1/2029	3,200,000	3,489,587
Series B, 5.00%, 8/1/2025	10,000	10,112
Series B, 5.00%, 3/1/2028	1,020,000	1,085,094
Series B, 5.00%, 9/15/2028	5,000,000	5,368,833
Series Y, 5.00%, 5/1/2025	750,000	754,894
Series Y, 5.00%, 5/1/2026	2,500,000	2,568,114
Series Y, 5.00%, 5/1/2027	750,000	786,349
Series Y, 5.00%, 5/1/2028	1,000,000	1,066,923
		65,251,127
OKLAHOMA — 0.7%
City of Tulsa, General Obligation, OK Series C, 3.00%, 10/1/2028	2,000,000	1,953,494
Oklahoma Capitol Improvement Authority Revenue, OK:
Series A, 5.00%, 7/1/2026	2,000,000	2,056,297
Series A, 5.00%, 7/1/2027	1,250,000	1,310,294
Series A, 5.00%, 7/1/2028	2,250,000	2,399,873
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	8,500,000	8,473,392
Oklahoma Industries Authority Revenue, OK 5.00%, 4/1/2028	5,000,000	5,288,609
Oklahoma Water Resources Board Revenue, OK 5.00%, 4/1/2028	2,210,000	2,352,344
		23,834,303
OREGON — 1.1%
City of Portland Sewer System Revenue, OR Series A, 5.00%, 12/1/2028	14,615,000	15,767,076
City of Portland Water System Revenue, OR Series A, 5.00%, 5/1/2029	3,000,000	3,255,415
Multnomah County School District No. 1 Portland, General Obligation, OR School Bond Guaranty, 5.00%, 6/15/2027	5,000,000	5,243,165
Security Description	Principal Amount	Value
Oregon State Lottery Revenue, OR Series C, 5.00%, 4/1/2026	$4,550,000	$4,662,874
State of Oregon Department of Transportation Revenue, OR 5.00%, 5/15/2029	750,000	813,413
State of Oregon, General Obligation, OR:
Series A, 5.00%, 5/1/2028	1,000,000	1,066,974
Series A, 5.00%, 5/1/2027	2,050,000	2,149,454
Series A, 5.00%, 5/1/2029	4,550,000	4,931,592
		37,889,963
PENNSYLVANIA — 2.0%
Commonwealth of Pennsylvania, General Obligation, PA:
4.00%, 2/15/2028	5,000,000	5,148,939
5.00%, 10/1/2025	3,135,000	3,180,050
5.00%, 10/1/2026	2,000,000	2,069,470
5.00%, 10/1/2027	4,000,000	4,223,979
Series FIRST, 5.00%, 9/1/2026	19,265,000	19,898,516
Series FIRST, 5.00%, 9/1/2027	5,000,000	5,271,604
Series FIRST, 5.00%, 9/1/2028	6,000,000	6,440,872
Series FIRST, 5.00%, 9/1/2029	4,340,000	4,727,126
Pennsylvania Turnpike Commission Revenue, PA:
Series 1ST, 5.00%, 12/1/2028	1,650,000	1,771,204
Series A, 5.00%, 12/1/2027	1,000,000	1,055,924
Series A, 5.00%, 12/1/2028	1,100,000	1,180,803
Series A, 5.00%, 12/1/2029	1,660,000	1,809,607
Series B, 5.00%, 12/1/2029	1,715,000	1,869,563
Port Authority of Allegheny County Revenue, PA 5.00%, 3/1/2029	3,685,000	3,966,767
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA:
4.00%, 4/15/2026	1,215,000	1,226,251
5.00%, 2/15/2029	6,815,000	7,343,619
		71,184,294
SOUTH CAROLINA — 1.0%
Charleston Educational Excellence Finance Corp. Revenue, SC 5.00%, 12/1/2028	4,040,000	4,335,144
City of Charleston Waterworks & Sewer System Revenue, SC Series B, 5.00%, 1/1/2030	2,000,000	2,198,541
County of Charleston, General Obligation, SC Series A, 5.00%, 11/1/2027	1,895,000	2,005,835

See accompanying notes to financial statements.
101

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
County of Richland, General Obligation, SC Series A, State Aid Withholding, 5.00%, 3/1/2027	$1,000,000	$1,045,270
Greenville County School District Revenue, SC 5.00%, 12/1/2028	4,250,000	4,568,620
Horry County School District, General Obligation, SC 5.00%, 3/1/2026	5,000,000	5,122,683
Richland County School District No. 2, General Obligation, SC Series A, 5.00%, 3/1/2027	10,000,000	10,439,841
South Carolina Transportation Infrastructure Bank Revenue, SC:
Series B, 5.00%, 10/1/2027	5,000,000	5,277,124
Series B, 5.00%, 10/1/2029	1,060,000	1,154,560
		36,147,618
TENNESSEE — 0.7%
City of Memphis Electric System Revenue, TN 5.00%, 12/1/2029	1,250,000	1,365,014
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN:
Series B, 5.00%, 5/15/2028	3,000,000	3,203,053
Series B, 5.00%, 5/15/2029	2,250,000	2,439,230
Metropolitan Government of Nashville & Davidson County, General Obligation, TN Series B, 4.00%, 1/1/2028	8,000,000	8,246,230
State of Tennessee, General Obligation, TN Series A, 5.00%, 5/1/2028	9,000,000	9,620,356
		24,873,883
TEXAS — 10.8%
Alamo Community College District, General Obligation, TX 5.00%, 2/15/2028	4,890,000	5,169,768
Aldine Independent School District, General Obligation, TX Series B, Permanent School Fund, 5.00%, 2/15/2029 (c)	7,845,000	8,469,841
Alvin Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029 (c)	750,000	809,132
Arlington Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2028 (c)	2,015,000	2,140,000
Austin Independent School District, General Obligation, TX:
5.00%, 8/1/2027	1,000,000	1,052,656
5.00%, 8/1/2028	1,000,000	1,070,551
Security Description	Principal Amount	Value
Permanent School Fund, 5.00%, 8/1/2028 (c)	$3,300,000	$3,525,561
Bexar County Hospital District, General Obligation, TX 5.00%, 2/15/2027	1,080,000	1,122,725
Board of Regents of the University of Texas System Revenue, TX:
Series A, 5.00%, 8/15/2026	5,000,000	5,159,658
Series A, 5.00%, 8/15/2027	5,000,000	5,258,895
Series A, 5.00%, 8/15/2028	5,000,000	5,352,010
City of Austin Water & Wastewater System Revenue, TX 5.00%, 11/15/2026	3,200,000	3,320,826
City of Austin, General Obligation, TX 5.00%, 9/1/2028	3,000,000	3,212,878
City of Corpus Christi Utility System Revenue, TX 5.00%, 7/15/2027	2,055,000	2,156,083
City of Dallas, General Obligation, TX:
Series A, 5.00%, 2/15/2028	11,565,000	12,251,424
Series B, 5.00%, 2/15/2028	10,000,000	10,593,536
Series B, 5.00%, 2/15/2029	5,000,000	5,376,634
City of Denton, General Obligation, TX 5.00%, 2/15/2026	9,345,000	9,558,813
City of Fort Worth Water & Sewer System Revenue, TX Series A, 5.00%, 2/15/2028	4,905,000	5,194,237
City of Houston Combined Utility System Revenue, TX:
Series A, 5.00%, 11/15/2025	2,500,000	2,542,916
Series A, 5.00%, 11/15/2026	2,000,000	2,074,036
Series C, 5.00%, 11/15/2026	1,115,000	1,156,275
City of Houston, General Obligation, TX:
Series A, 5.00%, 3/1/2025	850,000	852,568
Series A, 5.00%, 3/1/2026	1,000,000	1,023,223
Series A, 5.00%, 3/1/2028	1,045,000	1,107,188
Series B, 5.00%, 3/1/2026	1,435,000	1,468,325
City of San Antonio Electric & Gas Systems Revenue, TX:
Series B, 3.00%, 2/1/2030	1,000,000	976,724
4.00%, 2/1/2026	1,040,000	1,051,085
5.00%, 2/1/2027	3,650,000	3,796,797
5.00%, 2/1/2028	1,500,000	1,586,540
Series A, 5.00%, 2/1/2026	1,000,000	1,021,209
Series A, 5.00%, 2/1/2029	1,000,000	1,075,388
Series B, 5.00%, 2/1/2026	1,000,000	1,021,209
Series B, 5.00%, 2/1/2027	1,000,000	1,039,808
Series C, 5.00%, 2/1/2029	1,390,000	1,494,789
Series D, 5.00%, 2/1/2029	3,775,000	4,059,590

See accompanying notes to financial statements.
102

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
City of San Antonio, General Obligation, TX:
5.00%, 2/1/2026	$2,200,000	$2,245,953
5.00%, 2/1/2028	1,000,000	1,059,587
5.00%, 2/1/2029	1,125,000	1,210,376
5.00%, 2/1/2030	1,375,000	1,501,990
City of Waco, General Obligation, TX 5.00%, 2/1/2026	2,000,000	2,041,132
Clear Creek Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2030 (c)	1,525,000	1,671,143
Comal Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2026 (c)	2,500,000	2,555,531
Permanent School Fund, 5.00%, 2/15/2029 (c)	1,500,000	1,618,263
Conroe Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2028 (c)	1,430,000	1,517,831
County of Collin, General Obligation, TX:
5.00%, 2/15/2028	1,450,000	1,538,730
5.00%, 2/15/2029	1,000,000	1,077,739
5.00%, 2/15/2030	1,050,000	1,147,628
County of Harris Toll Road Revenue, TX:
5.00%, 8/15/2028	2,680,000	2,859,279
Series A, 5.00%, 8/15/2026	3,335,000	3,441,305
Series A, 5.00%, 8/15/2027	2,225,000	2,337,378
Series A, 5.00%, 8/15/2028	9,100,000	9,708,746
County of Harris, General Obligation, TX:
Series A, 5.00%, 9/15/2025	4,000,000	4,056,311
Series A, 5.00%, 9/15/2026	1,750,000	1,811,709
Series A, 5.00%, 9/15/2029	2,000,000	2,174,219
County of Williamson, General Obligation, TX 5.00%, 2/15/2029	16,295,000	17,522,452
Cypress-Fairbanks Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2028 (c)	8,855,000	9,390,726
Dallas College, General Obligation, TX 5.00%, 2/15/2028	2,500,000	2,643,794
Dallas Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 4.00%, 2/15/2026 (c)	14,660,000	14,840,044
Security Description	Principal Amount	Value
Permanent School Fund, 5.00%, 2/15/2028 (c)	$2,075,000	$2,199,901
Permanent School Fund, 5.00%, 2/15/2029 (c)	1,700,000	1,831,294
Del Valle Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 6/15/2027 (c)	2,500,000	2,619,574
Denton Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2027 (c)	2,250,000	2,364,802
Dripping Springs Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2028 (c)	1,250,000	1,326,392
Permanent School Fund, 5.00%, 2/15/2029 (c)	1,250,000	1,347,042
Ector County Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 8/15/2026 (c)	3,250,000	3,352,032
Series A, Permanent School Fund, 5.00%, 8/15/2027 (c)	2,135,000	2,245,037
Fort Bend Independent School District, General Obligation, TX:
Series B, Permanent School Fund, 0.72%, 8/1/2051 (b) (c)	2,470,000	2,333,720
Series B, Permanent School Fund, 4.00%, 8/1/2054 (b) (c)	6,665,000	6,765,533
Fort Worth Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029 (c)	1,400,000	1,511,508
Garland Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 2/15/2028 (c)	2,100,000	2,230,273
Series A, Permanent School Fund, 5.00%, 2/15/2029 (c)	3,000,000	3,237,735
Grand Parkway Transportation Corp. Revenue, TX 5.00%, 10/1/2052 (b)	1,000,000	1,048,534
Hays Consolidated Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2028 (c)	1,255,000	1,331,697

See accompanying notes to financial statements.
103

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Hurst-Euless-Bedford Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2029 (c)	$2,550,000	$2,768,342
Irving Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2027 (c)	1,615,000	1,683,513
Katy Independent School District, General Obligation, TX Series B, Permanent School Fund, 5.00%, 2/15/2026 (c)	1,445,000	1,476,294
Lamar Consolidated Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2030 (c)	3,125,000	3,407,413
Lewisville Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2029 (c)	5,000,000	5,441,631
Montgomery Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2029 (c)	6,960,000	7,500,332
North Texas Tollway Authority Revenue, TX:
Series A, 5.00%, 1/1/2026	9,510,000	9,697,874
Series A, 5.00%, 1/1/2027	4,460,000	4,627,368
Series A, 5.00%, 1/1/2028	1,230,000	1,297,767
Series A, 5.00%, 1/1/2029	3,335,000	3,570,156
Permanent University Fund - Texas A&M University System Revenue, TX:
5.00%, 7/1/2027	8,000,000	8,397,338
5.00%, 7/1/2028	3,540,000	3,780,399
Permanent University Fund - University of Texas System Revenue, TX:
Series A, 5.00%, 7/1/2028	3,500,000	3,738,884
Series A, 5.00%, 7/1/2029	2,500,000	2,714,455
Pflugerville Independent School District, General Obligation, TX Series A, 5.00%, 2/15/2026	1,500,000	1,534,320
Port Authority of Houston of Harris County Texas Revenue, TX 5.00%, 10/1/2028	2,350,000	2,512,220
Port Authority of Houston of Harris County Texas, General Obligation, TX:
Series A-2, 5.00%, 10/1/2026	2,900,000	2,998,995
Series A-2, 5.00%, 10/1/2027	3,155,000	3,330,807
Richardson Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2026 (c)	1,400,000	1,430,475
Security Description	Principal Amount	Value
San Antonio Water System Revenue, TX:
Series A, 5.00%, 5/15/2029	$5,000,000	$5,403,008
Series B, 5.00%, 5/15/2028	1,550,000	1,649,157
Series B, 5.00%, 5/15/2029	1,500,000	1,620,902
Spring Branch Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/1/2026 (c)	3,000,000	3,062,663
State of Texas, General Obligation, TX:
5.00%, 10/1/2026	5,000,000	5,180,604
5.00%, 10/1/2028	7,500,000	8,050,750
Tarrant County College District, General Obligation, TX 5.00%, 8/15/2027	3,250,000	3,419,451
Tarrant Regional Water District Water Supply System Revenue, TX:
5.00%, 3/1/2028	1,500,000	1,595,209
5.00%, 3/1/2029	1,000,000	1,081,648
Texas A&M University Revenue, TX:
5.00%, 5/15/2027	2,020,000	2,115,183
5.00%, 5/15/2028	1,540,000	1,641,009
Texas State University System Revenue, TX:
Series A, 5.00%, 3/15/2028	1,500,000	1,590,568
Series A, 5.00%, 3/15/2029	1,855,000	1,998,525
Texas Tech University System Revenue, TX Series A, 5.00%, 2/15/2029	1,500,000	1,614,591
Texas Transportation Commission, General Obligation, TX:
5.00%, 4/1/2026	3,555,000	3,641,192
5.00%, 4/1/2027	5,000,000	5,225,059
Texas Water Development Board Revenue, TX:
Series A, 5.00%, 10/15/2028	3,750,000	4,016,853
Series A, 5.00%, 10/15/2029	7,285,000	7,925,340
Tomball Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2026 (c)	4,250,000	4,343,457
University of Houston Revenue, TX Series A, 5.00%, 2/15/2028	2,870,000	3,032,123
Wylie Independent School District/Collin County, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2028 (c)	1,000,000	1,071,507
		385,047,220

See accompanying notes to financial statements.
104

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
UTAH — 0.7%
Intermountain Power Agency Revenue, UT:
Series A, 5.00%, 7/1/2027	$6,095,000	$6,396,809
Series A, 5.00%, 7/1/2028	3,750,000	4,008,997
Nebo School District, General Obligation, UT School Bond Guaranty, 5.00%, 7/1/2027	5,000,000	5,250,052
State of Utah, General Obligation, UT Series B, 5.00%, 7/1/2025	8,315,000	8,397,987
		24,053,845
VIRGINIA — 2.2%
Commonwealth of Virginia, General Obligation, VA Series B, 5.00%, 6/1/2027	1,750,000	1,837,887
County of Fairfax, General Obligation, VA:
Series A, State Aid Withholding, 4.00%, 10/1/2025	2,500,000	2,520,369
Series A, State Aid Withholding, 4.00%, 10/1/2026	6,000,000	6,115,118
County of Loudoun, General Obligation, VA:
Series A, State Aid Withholding, 5.00%, 12/1/2026	9,295,000	9,667,686
Series A, State Aid Withholding, 5.00%, 12/1/2027	5,000,000	5,303,895
Hampton Roads Sanitation District Revenue, VA Series A, 5.00%, 11/1/2025	4,500,000	4,575,209
Hampton Roads Transportation Accountability Commission Revenue, VA Series A, 5.00%, 7/1/2027	5,265,000	5,528,175
Virginia College Building Authority Revenue, VA:
Series A, 5.00%, 2/1/2026	1,000,000	1,021,784
Series A, 5.00%, 2/1/2027	10,000,000	10,416,427
Series B, 5.00%, 2/1/2029	6,580,000	7,102,078
Virginia Commonwealth Transportation Board Revenue, VA:
5.00%, 5/15/2026	5,000,000	5,133,578
5.00%, 5/15/2028	7,000,000	7,478,437
Virginia Public Building Authority Revenue, VA Series A, 5.00%, 8/1/2027	11,880,000	12,487,082
		79,187,725
Security Description	Principal Amount	Value
WASHINGTON — 5.2%
Central Puget Sound Regional Transit Authority Revenue, WA Series S-1, 5.00%, 11/1/2027	$1,600,000	$1,689,603
City of Seattle Drainage & Wastewater Revenue, WA 5.00%, 9/1/2026	7,000,000	7,234,053
City of Seattle Municipal Light & Power Revenue, WA 5.00%, 7/1/2027	3,000,000	3,152,251
City of Seattle, General Obligation, WA:
Series A, 5.00%, 12/1/2025	5,035,000	5,129,769
Series A, 5.00%, 11/1/2028	1,595,000	1,719,467
County of King Sewer Revenue, WA:
Series A, 5.00%, 1/1/2026	1,750,000	1,784,052
Series A, 5.00%, 1/1/2027	1,000,000	1,040,683
Series A, 5.00%, 1/1/2028	3,250,000	3,444,620
County of King, General Obligation, WA:
Series A, 4.00%, 1/1/2026	1,000,000	1,009,706
Series A, 5.00%, 7/1/2029	3,750,000	4,080,492
Energy Northwest Revenue, WA:
Series A, 5.00%, 7/1/2026	4,000,000	4,119,113
Series B, 5.00%, 7/1/2026	7,275,000	7,491,637
Series B, 5.00%, 7/1/2028	5,000,000	5,341,895
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Revenue, WA:
Series A, 5.00%, 1/1/2028	1,000,000	1,058,998
Series B, 5.00%, 1/1/2027	2,000,000	2,079,391
Series B, 5.00%, 1/1/2029	1,750,000	1,885,174
North Thurston Public Schools, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2028	1,415,000	1,522,193
Port of Seattle Revenue, WA Series A, 5.00%, 3/1/2029	1,485,000	1,597,915
Port of Seattle, General Obligation, WA Series A, 5.00%, 6/1/2029	1,000,000	1,084,474
Snohomish County School District No. 6 Mukilteo, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2026	9,000,000	9,341,490
State of Washington, General Obligation, WA:
Series R-2022C, 4.00%, 7/1/2027	1,375,000	1,411,139
Series R-2022D, 4.00%, 7/1/2026	3,500,000	3,557,961
Series R-2025A, 4.00%, 7/1/2026	10,000,000	10,165,604
Series A, 5.00%, 8/1/2026	1,515,000	1,564,819

See accompanying notes to financial statements.
105

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2028	$3,555,000	$3,812,068
Series B, 5.00%, 2/1/2026	13,930,000	14,239,596
Series B, 5.00%, 2/1/2027	1,500,000	1,563,512
Series B, 5.00%, 2/1/2028	4,000,000	4,251,698
Series C, 5.00%, 2/1/2028	9,000,000	9,566,321
Series R-2024A, 5.00%, 2/1/2026	7,575,000	7,743,355
Series R-2024B, 5.00%, 6/1/2026	3,000,000	3,087,913
Series R-2024B, 5.00%, 6/1/2028	9,755,000	10,430,109
Series R-2024C, 5.00%, 8/1/2028	14,500,000	15,548,520
Series R-2025A, 5.00%, 7/1/2028	5,000,000	5,353,930
Series R-2025B, 5.00%, 7/1/2026	10,000,000	10,311,145
Series R-2025B, 5.00%, 7/1/2029	5,000,000	5,440,655
University of Washington Revenue, WA:
Series A, 5.00%, 4/1/2028	3,000,000	3,188,233
Series A, 5.00%, 4/1/2029	7,275,000	7,858,316
		184,901,870
WISCONSIN — 2.0%
City of Madison, General Obligation, WI Series B, 5.00%, 10/1/2029	7,745,000	8,463,869
County of Dane, General Obligation, WI Series A, 4.00%, 6/1/2027	8,325,000	8,536,058
Public Finance Authority Revenue, WI:
Series 1, Class A, VRN, 4.00%, 8/1/2059 (b)	3,500,000	3,470,845
Series 2024-2, Class A, VRN, 4.00%, 8/1/2059 (b)	2,500,000	2,474,463
State of Wisconsin, General Obligation, WI:
Series 1, 5.00%, 5/1/2027	10,000,000	10,468,259
Series 1, 5.00%, 5/1/2028	1,095,000	1,167,525
Series 2021-2, 5.00%, 5/1/2026	2,250,000	2,312,195
Series 2024-2, 5.00%, 5/1/2026	6,000,000	6,165,853
Series 2024-2, 5.00%, 5/1/2029	4,500,000	4,873,092
Security Description	Principal Amount	Value
Series B, 5.00%, 5/1/2026	$5,900,000	$6,063,089
Series B, 5.00%, 5/1/2027	6,070,000	6,354,233
Series B, 5.00%, 5/1/2028	5,565,000	5,933,588
Wisconsin Department of Transportation Revenue, WI Series 1, 5.00%, 7/1/2028	4,485,000	4,798,986
		71,082,055
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,549,489,877)		3,531,137,263
	Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (e) (f) (Cost $1,746,672)	1,746,672	1,746,672
TOTAL INVESTMENTS — 98.7% (Cost $3,551,236,549)		3,532,883,935
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		46,330,379
NET ASSETS — 100.0%		$3,579,214,314
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	3.2%
Assured Guaranty Municipal Corp.	1.2%
Build America Assurance Company	0.3%
Build America Mutual Assurance Company	0.1%
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2024.
VRN	Variable Rate Note

See accompanying notes to financial statements.
106

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,531,137,263	$—	$3,531,137,263
Short-Term Investment	1,746,672	—	—	1,746,672
TOTAL INVESTMENTS	$1,746,672	$3,531,137,263	$—	$3,532,883,935

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	40,670,999	$40,670,999	$478,911,086	$517,835,413	$—	$—	1,746,672	$1,746,672	$753,642

See accompanying notes to financial statements.
107

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.1%
AEROSPACE & DEFENSE — 0.1%
Virgin Galactic Holdings, Inc. 2.50%, 2/1/2027 (a)	$6,797,000	$2,932,634
AIRLINES — 0.6%
Southwest Airlines Co. 1.25%, 5/1/2025	26,460,000	27,276,556
AUTO MANUFACTURERS — 1.9%
Ford Motor Co. Zero Coupon, 3/15/2026	37,736,000	36,528,825
Li Auto, Inc. 0.25%, 5/1/2028	14,078,000	16,048,498
Lucid Group, Inc. 1.25%, 12/15/2026 (a)	31,950,000	25,107,908
NIO, Inc. 0.50%, 2/1/2027	6,100,000	6,036,133
		83,721,364
BIOTECHNOLOGY — 2.2%
BioMarin Pharmaceutical, Inc. 1.25%, 5/15/2027 (b)	8,886,000	8,260,337
Bridgebio Pharma, Inc.:
2.25%, 2/1/2029	10,400,000	8,899,488
2.50%, 3/15/2027	9,645,000	10,106,803
Guardant Health, Inc. Zero Coupon, 11/15/2027	19,083,000	16,003,004
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027	13,155,000	12,552,106
Insmed, Inc. 0.75%, 6/1/2028	9,410,000	20,459,034
Ionis Pharmaceuticals, Inc. Zero Coupon, 4/1/2026	9,420,000	9,111,495
Livongo Health, Inc. 0.88%, 6/1/2025	9,565,000	9,341,083
		94,733,350
COMMERCIAL SERVICES — 2.0%
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	6,338,000	6,009,185
Block, Inc.:
Zero Coupon, 5/1/2026	9,460,000	8,796,476
0.13%, 3/1/2025	17,294,000	17,155,302
0.25%, 11/1/2027 (b)	8,813,000	7,653,914
Chegg, Inc. 0.13%, 3/15/2025	4,818,000	4,704,151
Euronet Worldwide, Inc. 0.75%, 3/15/2049	8,899,000	8,805,471
Shift4 Payments, Inc. Zero Coupon, 12/15/2025 (b)	13,137,000	17,738,891
Stride, Inc. 1.13%, 9/1/2027 (b)	6,908,000	13,984,555
		84,847,945
Security Description	Principal Amount	Value
COMPUTERS — 0.9%
Insight Enterprises, Inc. 0.75%, 2/15/2025	$5,474,000	$12,209,264
Lumentum Holdings, Inc. 0.50%, 12/15/2026	17,255,000	18,984,814
Rapid7, Inc. 0.25%, 3/15/2027	9,650,000	8,951,147
		40,145,225
DIVERSIFIED FINANCIAL SERVICES — 0.2%
SoFi Technologies, Inc. Zero Coupon, 10/15/2026 (a)	6,302,000	6,614,642
ELECTRONICS — 0.2%
Itron, Inc. Zero Coupon, 3/15/2026	7,139,000	7,410,139
ENERGY-ALTERNATE SOURCES — 0.7%
Enphase Energy, Inc.:
Zero Coupon, 3/1/2026	9,270,000	8,689,791
Zero Coupon, 3/1/2028	9,710,000	7,969,774
NextEra Energy Partners LP Zero Coupon, 11/15/2025 (a) (b)	8,990,000	8,464,175
SolarEdge Technologies, Inc. Zero Coupon, 9/15/2025	6,205,000	5,792,305
		30,916,045
ENTERTAINMENT — 1.2%
Cinemark Holdings, Inc. 4.50%, 8/15/2025	7,555,000	16,424,419
DraftKings Holdings, Inc. Zero Coupon, 3/15/2028 (b)	21,182,000	18,032,660
Marriott Vacations Worldwide Corp. Zero Coupon, 1/15/2026	8,220,000	7,819,850
Vail Resorts, Inc. Zero Coupon, 1/1/2026	8,612,000	8,170,291
		50,447,220
FOOD — 0.1%
Beyond Meat, Inc. Zero Coupon, 3/15/2027	16,770,000	2,550,214
HEALTH CARE PRODUCTS — 1.1%
Exact Sciences Corp.:
0.38%, 3/15/2027	11,065,000	10,279,496
0.38%, 3/1/2028	8,908,000	7,875,117
Haemonetics Corp. Zero Coupon, 3/1/2026	4,835,000	4,552,636
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	9,179,000	8,853,421
Novocure Ltd. Zero Coupon, 11/1/2025	7,858,000	7,473,587
NuVasive, Inc. 0.38%, 3/15/2025	7,374,000	7,274,082
		46,308,339

See accompanying notes to financial statements.
108

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 0.3%
Teladoc Health, Inc. 1.25%, 6/1/2027 (b)	$15,206,000	$13,269,972
HOME BUILDERS — 0.1%
LCI Industries 1.13%, 5/15/2026	6,225,000	6,106,787
HOUSEHOLD PRODUCTS — 0.1%
Beauty Health Co. 1.25%, 10/1/2026 (a)	7,559,000	6,226,575
INTERNET — 6.3%
Airbnb, Inc. Zero Coupon, 3/15/2026 (b)	32,754,000	30,728,165
Etsy, Inc.:
0.13%, 10/1/2026 (b)	8,855,000	8,574,828
0.13%, 9/1/2027 (b)	11,365,000	9,803,222
Expedia Group, Inc. Zero Coupon, 2/15/2026 (b)	16,423,000	16,305,576
Fiverr International Ltd. Zero Coupon, 11/1/2025	6,495,000	6,159,014
Lyft, Inc. 1.50%, 5/15/2025	6,150,000	6,066,298
Match Group Financeco 2, Inc. 0.88%, 6/15/2026 (a)	8,740,000	8,224,602
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (a)	10,037,000	8,704,488
Okta, Inc.:
0.13%, 9/1/2025	8,155,000	7,854,162
0.38%, 6/15/2026	6,045,000	5,621,004
Opendoor Technologies, Inc. 0.25%, 8/15/2026 (a)	5,325,000	4,671,516
Palo Alto Networks, Inc. 0.38%, 6/1/2025	10,653,000	38,886,752
PDD Holdings, Inc. Zero Coupon, 12/1/2025	13,400,000	12,864,134
Sea Ltd. 0.25%, 9/15/2026	24,785,000	22,493,627
Shopify, Inc. 0.13%, 11/1/2025	15,151,000	15,442,960
Spotify USA, Inc. Zero Coupon, 3/15/2026	24,745,000	26,388,315
Uber Technologies, Inc. Zero Coupon, 12/15/2025 (b)	19,081,000	19,274,672
Wayfair, Inc. 1.00%, 8/15/2026 (b)	10,920,000	10,138,565
Wix.com Ltd. Zero Coupon, 8/15/2025	8,747,000	8,437,006
Zillow Group, Inc. 2.75%, 5/15/2025 (b)	6,349,000	7,350,301
		273,989,207
IRON/STEEL — 0.3%
U.S. Steel Corp. 5.00%, 11/1/2026	5,688,000	14,575,102
Security Description	Principal Amount	Value
LEISURE TIME — 0.3%
NCL Corp. Ltd. 5.38%, 8/1/2025	$7,450,000	$10,671,082
LODGING — 0.2%
H World Group Ltd. 3.00%, 5/1/2026	8,272,000	8,817,290
MACHINERY-DIVERSIFIED — 0.3%
Middleby Corp. 1.00%, 9/1/2025	12,569,000	14,068,607
MEDIA — 0.3%
Cable One, Inc. Zero Coupon, 3/15/2026	8,255,000	7,654,944
Liberty Interactive LLC:
3.75%, 2/15/2030	6,990,000	2,290,483
4.00%, 11/15/2029	7,657,000	2,426,427
		12,371,854
PHARMACEUTICALS — 0.8%
Dexcom, Inc. 0.25%, 11/15/2025	19,760,000	19,020,976
Jazz Investments I Ltd. 2.00%, 6/15/2026	16,240,000	16,467,035
		35,488,011
REAL ESTATE — 0.1%
Redfin Corp. 0.50%, 4/1/2027	7,045,000	5,434,372
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Pebblebrook Hotel Trust 1.75%, 12/15/2026	12,790,000	11,900,328
SEMICONDUCTORS — 0.6%
ON Semiconductor Corp. Zero Coupon, 5/1/2027 (b)	13,334,000	17,448,739
Wolfspeed, Inc. 1.75%, 5/1/2026	10,410,000	9,257,925
		26,706,664
SOFTWARE — 3.7%
Akamai Technologies, Inc.:
0.13%, 5/1/2025	18,901,000	20,058,686
0.38%, 9/1/2027	18,659,000	18,749,869
Bentley Systems, Inc. 0.13%, 1/15/2026	11,846,000	11,503,651
Dayforce, Inc. 0.25%, 3/15/2026	9,430,000	9,106,362
Dropbox, Inc.:
Zero Coupon, 3/1/2026	11,394,000	11,285,187
Zero Coupon, 3/1/2028	11,385,000	11,608,601
Five9, Inc. 0.50%, 6/1/2025	7,407,000	7,229,825
HubSpot, Inc. 0.38%, 6/1/2025 (b)	7,316,000	18,003,213
LivePerson, Inc. Zero Coupon, 12/15/2026	3,835,000	1,734,187
MicroStrategy, Inc. Zero Coupon, 2/15/2027	17,235,000	35,625,434

See accompanying notes to financial statements.
109

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Pegasystems, Inc. 0.75%, 3/1/2025	$7,550,000	$7,477,747
RingCentral, Inc. Zero Coupon, 3/15/2026 (b)	9,397,000	8,730,753
		161,113,515
TELECOMMUNICATIONS — 0.2%
Nice Ltd. Zero Coupon, 9/15/2025	7,280,000	6,990,911
TOTAL CORPORATE BONDS & NOTES (Cost $1,096,076,933)		1,085,633,950
	Shares
COMMON STOCKS — 0.0% (c)
ELECTRIC UTILITIES — 0.0% (c)
Southern Co.	1	82
ENTERTAINMENT — 0.0% (c)
Take-Two Interactive Software, Inc. (d)	557	102,533
TOTAL COMMON STOCKS (Cost $54,453)		102,615
CONVERTIBLE BONDS — 62.2%
AEROSPACE & DEFENSE — 0.6%
Rocket Lab USA, Inc. (a)	5,480,000	27,694,934
AIRLINES — 0.8%
American Airlines Group, Inc.	16,487,000	19,277,260
JetBlue Airways Corp. (e)	3,890,000	3,615,405
JetBlue Airways Corp. (a) (e)	8,525,000	12,347,610
		35,240,275
AUTO COMPONENTS — 1.7%
Meritage Homes Corp. (a)	8,795,000	8,632,820
NIO, Inc. (e)	9,955,000	7,410,104
NIO, Inc. (e)	11,880,000	8,224,762
Rivian Automotive, Inc. (e)	24,504,000	25,772,327
Rivian Automotive, Inc. (e)	26,855,000	23,970,504
		74,010,517
AUTOMOBILES — 0.3%
Spectrum Brands, Inc. (a)	5,686,000	5,546,693
Winnebago Industries, Inc. (a)	5,940,000	5,416,983
		10,963,676
BANKS — 0.2%
BofA Finance LLC	7,400,000	7,592,400
BIOTECHNOLOGY — 1.6%
Alnylam Pharmaceuticals, Inc. (b)	16,666,000	17,773,122
Cytokinetics, Inc.	8,638,000	10,323,360
Halozyme Therapeutics, Inc. (b)	11,812,000	12,753,416
Ionis Pharmaceuticals, Inc.	9,800,000	9,685,144
Sarepta Therapeutics, Inc.	18,905,000	20,842,763
		71,377,805
Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 3.4%
Affirm Holdings, Inc. (e)	5,177,000	$4,666,289
Affirm Holdings, Inc. (a) (e)	14,867,000	14,357,508
Alarm.com Holdings, Inc. (a)	10,128,000	10,048,698
Bitdeer Technologies Group (a)	4,940,000	7,404,961
Cleanspark, Inc. (a)	5,200,000	4,359,784
Core Scientific, Inc. (a) (e)	8,120,000	12,355,879
Core Scientific, Inc. (a) (e)	5,472,000	5,363,983
Global Payments, Inc. (a) (b)	31,912,000	31,318,118
IREN Ltd. (a)	3,980,000	3,569,503
MARA Holdings, Inc. (a) (e)	17,450,000	14,858,500
MARA Holdings, Inc. (a) (e)	8,440,000	6,662,030
Riot Platforms, Inc. (a)	4,950,000	4,564,147
Shift4 Payments, Inc.	10,381,000	11,247,813
Terawulf, Inc. (a)	8,100,000	7,972,911
Tetra Tech, Inc.	9,150,000	10,715,016
		149,465,140
COMMUNICATIONS EQUIPMENT — 0.8%
Applied Digital Corp. (a)	8,030,000	8,337,870
Infinera Corp.	7,575,000	8,802,529
InterDigital, Inc.	7,562,000	19,028,714
		36,169,113
ENTERTAINMENT — 1.1%
Live Nation Entertainment, Inc. (b) (e)	14,987,000	20,438,072
Live Nation Entertainment, Inc. (a) (b) (e)	18,776,000	18,861,243
Marriott Vacations Worldwide Corp.	8,745,000	8,195,639
		47,494,954
FINANCIAL SERVICES — 2.3%
Coinbase Global, Inc. (b) (e)	21,087,000	22,137,344
Coinbase Global, Inc. (a) (e)	20,728,000	22,079,051
JPMorgan Chase Financial Co. LLC	6,185,000	6,543,730
SoFi Technologies, Inc. (a)	14,508,000	25,697,150
Upstart Holdings, Inc. (e)	4,043,000	3,674,238
Upstart Holdings, Inc. (a) (e)	6,930,000	10,740,391
Upstart Holdings, Inc. (a) (e)	9,396,000	9,008,039
		99,879,943
FOOD PRODUCTS — 0.2%
Post Holdings, Inc.	9,156,000	10,740,354
GAS UTILITIES — 0.3%
UGI Corp. (a)	11,646,000	13,251,750
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
CONMED Corp.	13,060,000	12,127,124
Enovis Corp. (b)	7,533,000	7,989,952
Envista Holdings Corp.	7,680,000	6,893,952
Exact Sciences Corp. (a) (e)	10,569,000	10,852,566
Exact Sciences Corp. (a) (b) (e)	7,625,000	7,082,481
Haemonetics Corp. (a)	10,919,000	10,775,634
Insulet Corp.	12,779,000	16,167,096
Integer Holdings Corp.	8,097,000	12,931,719

See accompanying notes to financial statements.
110

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
iRhythm Technologies, Inc. (a)	10,791,000	$10,457,127
Lantheus Holdings, Inc.	10,395,000	13,874,518
Merit Medical Systems, Inc. (a)	12,301,000	15,551,662
Repligen Corp.	10,112,000	10,364,598
TransMedics Group, Inc.	7,381,000	7,600,068
		142,668,497
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 8.6%
Alliant Energy Corp.	10,125,000	10,405,159
Array Technologies, Inc.	4,667,000	3,431,552
CenterPoint Energy, Inc.	15,800,000	16,165,928
CMS Energy Corp.	13,012,000	13,509,969
Duke Energy Corp.	28,894,000	29,655,935
Evergy, Inc.	22,325,000	24,294,065
FirstEnergy Corp.	24,435,000	24,534,206
Fluence Energy, Inc. (a)	6,435,000	6,662,155
Fluor Corp.	8,765,000	11,043,812
Granite Construction, Inc. (b) (e)	5,943,000	11,742,061
Granite Construction, Inc. (a) (e)	6,415,000	8,429,631
NextEra Energy Capital Holdings, Inc. (a)	16,110,000	18,692,433
NextEra Energy Partners LP (a) (b)	8,775,000	8,255,520
Ormat Technologies, Inc.	6,980,000	6,898,753
PG&E Corp.	35,144,000	38,213,828
Pinnacle West Capital Corp. (a)	9,153,000	9,619,254
PPL Capital Funding, Inc.	15,585,000	16,273,701
Southern Co. (e)	29,908,000	31,502,994
Southern Co. (a) (e)	25,315,000	26,427,341
Stem, Inc. (a)	5,112,000	1,318,640
Sunnova Energy International, Inc. (e)	8,199,000	4,843,887
Sunnova Energy International, Inc. (e)	7,103,000	2,790,485
Sunrun, Inc. (a)	7,500,000	6,613,425
TXNM Energy, Inc. (a)	8,699,000	10,067,440
WEC Energy Group, Inc. (a) (e)	14,969,000	15,995,873
WEC Energy Group, Inc. (a) (e)	13,940,000	15,055,061
		372,443,108
INTERACTIVE MEDIA & SERVICES — 7.9%
Alibaba Group Holding Ltd. (a)	79,735,000	85,232,728
Booking Holdings, Inc.	12,593,000	33,255,972
Etsy, Inc.	17,370,000	14,294,120
JD.com, Inc. (a) (b)	31,500,000	33,466,230
Lyft, Inc. (a) (b)	8,054,000	7,689,879
Sea Ltd. (b)	19,656,000	24,949,361
Snap, Inc. (b) (e)	17,218,000	14,949,356
Snap, Inc. (e)	24,525,000	20,054,583
Snap, Inc. (a) (e)	12,325,000	10,444,205
TechTarget, Inc.	7,003,000	6,978,139
Trip.com Group Ltd. (a)	24,407,000	30,029,397
Uber Technologies, Inc.	28,260,000	31,171,911
Upwork, Inc.	5,139,000	4,740,779
Wayfair, Inc. (e)	12,212,000	13,055,971
Security Description	Shares	Value
Wayfair, Inc. (e)	11,056,000	$13,739,070
		344,051,701
IT SERVICES — 3.8%
Lumentum Holdings, Inc. (e)	14,150,000	13,712,058
Lumentum Holdings, Inc. (b) (e)	9,850,000	13,722,035
Parsons Corp. (a)	12,850,000	15,097,208
Seagate HDD Cayman	24,750,000	29,859,390
Super Micro Computer, Inc. (a)	28,275,000	25,276,436
Varonis Systems, Inc. (a)	7,470,000	7,062,362
Western Digital Corp.	25,825,000	34,231,812
Zscaler, Inc.	19,213,000	23,959,380
		162,920,681
LEISURE EQUIPMENT & PRODUCTS — 2.3%
Carnival Corp.	18,575,000	37,403,734
NCL Corp. Ltd. (b) (e)	19,356,000	20,109,142
NCL Corp. Ltd. (e)	7,354,000	7,723,465
Peloton Interactive, Inc. (a)	5,640,000	12,204,791
Royal Caribbean Cruises Ltd.	5,198,000	24,134,626
		101,575,758
MACHINERY — 1.9%
Axon Enterprise, Inc.	11,515,000	29,985,866
Bloom Energy Corp. (a) (e)	7,326,000	9,668,928
Bloom Energy Corp. (e)	9,925,000	13,780,962
Greenbrier Cos., Inc.	5,816,000	7,025,554
John Bean Technologies Corp.	6,867,000	6,787,068
MP Materials Corp. (a)	13,406,000	13,898,670
		81,147,048
MEDIA — 1.9%
Centrus Energy Corp. (a)	7,627,000	7,269,828
Liberty Broadband Corp. (a) (e)	17,383,000	17,101,917
Liberty Broadband Corp. (a) (e)	12,861,000	14,144,013
Liberty Media Corp. (a)	17,450,000	23,566,923
Liberty Media Corp.-Liberty Formula One	7,778,000	9,499,660
Sirius XM Holdings, Inc.	9,509,000	9,840,294
		81,422,635
OFFICE ELECTRONICS — 1.1%
Advanced Energy Industries, Inc.	9,025,000	9,824,435
Itron, Inc. (a)	12,646,000	13,368,719
OSI Systems, Inc. (a)	5,244,000	5,689,792
Vishay Intertechnology, Inc.	12,975,000	11,613,663
Xerox Holdings Corp. (a)	7,425,000	5,599,415
		46,096,024
OIL, GAS & CONSUMABLE FUELS — 0.2%
Northern Oil & Gas, Inc.	7,929,000	9,289,141
PHARMACEUTICALS — 1.1%
Ascendis Pharma AS	10,004,000	11,024,908
Dexcom, Inc.	20,710,000	18,613,320
Jazz Investments I Ltd. (a)	16,435,000	17,747,992
		47,386,220

See accompanying notes to financial statements.
111

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.7%
Digital Realty Trust LP (a)	18,309,000	$18,893,606
Federal Realty OP LP (a)	7,392,000	7,529,861
HAT Holdings I LLC/HAT Holdings II LLC (a)	5,739,000	6,645,704
Rexford Industrial Realty LP (a) (e)	8,387,000	8,227,228
Rexford Industrial Realty LP (a) (e)	9,937,000	9,666,217
Starwood Property Trust, Inc.	6,200,000	6,434,174
Ventas Realty LP	14,250,000	16,214,505
Welltower OP LLC (a) (e)	17,445,000	23,654,199
Welltower OP LLC (a) (e)	16,459,000	18,787,619
		116,053,113
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.	5,290,000	4,708,417
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Microchip Technology, Inc. (a) (b)	20,470,000	18,831,172
MKS Instruments, Inc. (a)	22,637,000	21,916,917
ON Semiconductor Corp.	23,375,000	22,024,392
Synaptics, Inc. (a)	6,422,000	6,493,284
Wolfspeed, Inc. (e)	9,512,000	4,388,171
Wolfspeed, Inc. (e)	27,887,000	11,578,404
		85,232,340
SOFTWARE — 10.4%
Akamai Technologies, Inc.	20,075,000	19,596,613
Bentley Systems, Inc.	8,150,000	7,353,256
Bill Holdings, Inc. (a)	22,263,000	22,080,889
BlackLine, Inc. (a) (b)	11,191,000	12,161,148
Box, Inc. (a)	8,465,000	8,253,036
Cloudflare, Inc.	21,150,000	20,282,850
Confluent, Inc.	18,086,000	16,255,516
CSG Systems International, Inc.	6,620,000	6,657,337
Datadog, Inc.	10,219,000	15,836,384
Datadog, Inc. (a)	9,882,000	9,542,553
DigitalOcean Holdings, Inc.	24,182,000	21,595,010
Evolent Health, Inc.	5,710,000	4,866,176
Five9, Inc. (a)	11,425,000	10,344,652
Guidewire Software, Inc. (a)	10,771,000	10,536,946
Jamf Holding Corp.	4,705,000	4,294,442
MicroStrategy, Inc. (a) (e)	13,052,000	26,665,106
MicroStrategy, Inc. (a) (e)	10,357,000	14,874,827
MicroStrategy, Inc. (a) (e)	12,880,000	21,113,411
MicroStrategy, Inc. (a) (e)	16,295,000	28,925,743
MicroStrategy, Inc. (a)	48,025,000	38,899,770
Nutanix, Inc.	7,548,000	9,128,853
Nutanix, Inc. (a)	13,856,000	13,807,504
PagerDuty, Inc.	5,435,000	5,281,298
Progress Software Corp. (e)	5,806,000	7,000,178
Progress Software Corp. (a) (b) (e)	7,125,000	8,409,424
Snowflake, Inc. (a) (e)	18,588,000	22,001,686
Security Description	Shares	Value
Snowflake, Inc. (a) (e)	19,219,000	$22,826,599
Tyler Technologies, Inc.	9,977,000	12,113,674
Unity Software, Inc.	20,146,000	18,353,006
Workiva, Inc. (b)	10,806,000	11,485,697
		450,543,584
SPECIALTY RETAIL — 0.5%
Freshpet, Inc. (b)	6,654,000	14,687,707
Guess?, Inc.	5,385,000	5,055,169
		19,742,876
TRANSPORTATION INFRASTRUCTURE — 0.7%
Air Transport Services Group, Inc.	7,950,000	7,875,429
World Kinect Corp.	5,950,000	6,713,742
ZTO Express Cayman, Inc.	15,006,000	14,871,846
		29,461,017
WATER UTILITIES — 0.4%
American Water Capital Corp.	17,200,000	16,988,268
TOTAL CONVERTIBLE BONDS (Cost $2,564,960,650)		2,695,611,289
CONVERTIBLE FOREIGN BONDS — 0.5%
BANKS — 0.3%
Barclays Bank PLC 1.00%	11,300,000	11,031,512
BIOTECHNOLOGY — 0.1%
Immunocore Holdings PLC 2.50% (a)	6,480,000	5,426,741
OIL, GAS & CONSUMABLE FUELS — 0.1%
Kosmos Energy Ltd. 3.13% (a)	7,470,000	6,424,424
TOTAL CONVERTIBLE FOREIGN BONDS (Cost $26,219,555)		22,882,677
PREFERRED STOCKS — 5.3%
BANKS — 3.2%
Bank of America Corp. 7.25%, 12/31/2049	49,063	59,820,063
Wells Fargo & Co. 7.50%, 12/31/2049 (b)	65,118	77,771,078
		137,591,141
ELECTRIC UTILITIES — 0.6%
NextEra Energy, Inc. 6.93%, 9/1/2025 (b)	665,444	27,229,969
FINANCIAL SERVICES — 1.1%
AMG Capital Trust II 5.15%, 10/15/2037 (b)	108,648	5,992,719
Apollo Global Management, Inc. 6.75%, 7/31/2026	466,300	40,526,133
		46,518,852

See accompanying notes to financial statements.
112

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.2%
BrightSpring Health Services, Inc. 6.75%, 2/1/2027	127,000	$7,950,200
MACHINERY — 0.2%
Chart Industries, Inc. 6.75%, 12/15/2025	129,590	9,133,503
TOTAL PREFERRED STOCKS (Cost $233,513,348)		228,423,665
CONVERTIBLE PREFERRED STOCKS — 6.6%
AEROSPACE & DEFENSE — 2.6%
Boeing Co. 6.00%, 10/15/2027	1,837,000	111,854,930
CHEMICALS — 0.7%
Albemarle Corp. 7.25%, 3/1/2027	749,000	30,476,810
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Ares Management Corp. Series B, 6.75%, 10/1/2027	482,333	26,547,608
ELECTRIC — 2.0%
CenterPoint Energy, Inc. 3.37%, 9/15/2029 (f)	270,171	10,762,532
NextEra Energy, Inc.:
7.23%, 11/1/2027 (b)	502,000	22,891,200
7.30%, 6/1/2027	633,000	30,884,070
PG&E Corp. Series A, 6.00%, 12/1/2027	499,000	24,845,210
		89,383,012
IT SERVICES — 0.7%
Hewlett Packard Enterprise Co. 7.63%, 9/1/2027	478,000	29,975,380
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $290,738,966)		288,237,740
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (g) (h)	2,324,731	$2,324,731
State Street Navigator Securities Lending Portfolio II (i) (j)	138,663,070	138,663,070
TOTAL SHORT-TERM INVESTMENTS (Cost $140,987,801)		140,987,801
TOTAL INVESTMENTS — 103.0% (Cost $4,352,551,706)		4,461,879,737
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(129,067,463)
NET ASSETS — 100.0%		$4,332,812,274
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 30.5% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	Amount is less than 0.05% of net assets.
(d)	Non-income producing security.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2024. Maturity date shown is the final maturity.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
113

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,085,633,950	$—	$1,085,633,950
Common Stocks	102,615	—	—	102,615
Convertible Bonds	—	2,695,611,289	—	2,695,611,289
Convertible Foreign Bonds	—	22,882,677	—	22,882,677
Convertible Preferred Stocks	288,237,740	—	—	288,237,740
Preferred Stocks	222,430,946	5,992,719	—	228,423,665
Short-Term Investments	140,987,801	—	—	140,987,801
TOTAL INVESTMENTS	$651,759,102	$3,810,120,635	$—	$4,461,879,737

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,806,609	$6,808,651	$73,286,052	$80,094,703	$52	$(52)	—	$—	$128,922
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	150,881,648	148,556,917	—	—	2,324,731	2,324,731	101,826
State Street Navigator Securities Lending Portfolio II	155,393,618	155,393,618	522,675,899	539,406,447	—	—	138,663,070	138,663,070	415,838
Total		$162,202,269	$746,843,599	$768,058,067	$52	$(52)		$140,987,801	$646,586
See accompanying notes to financial statements.
114

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
ADVERTISING — 1.1%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$6,628,000	$6,269,823
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (a) (b)	8,230,000	7,203,884
7.75%, 4/15/2028 (a) (b)	8,029,000	7,240,552
7.88%, 4/1/2030 (a)	7,850,000	8,077,414
9.00%, 9/15/2028 (a) (b)	7,092,000	7,425,466
CMG Media Corp. 8.88%, 6/18/2029 (a) (b)	5,942,000	4,459,471
Lamar Media Corp.:
3.63%, 1/15/2031 (b)	3,815,000	3,359,222
3.75%, 2/15/2028	4,979,000	4,664,477
4.00%, 2/15/2030	3,250,000	2,963,610
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	22,387,000	20,838,043
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 1/15/2029 (a) (b)	3,151,000	2,932,006
Stagwell Global LLC 5.63%, 8/15/2029 (a)	8,228,000	7,826,309
		83,260,277
AEROSPACE & DEFENSE — 2.5%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	4,726,000	4,790,510
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	5,492,000	5,463,442
7.00%, 6/1/2032 (a) (b)	5,682,000	5,779,389
7.13%, 6/15/2026 (a) (b)	203,000	203,938
7.25%, 7/1/2031 (a) (b)	5,972,000	6,159,043
7.50%, 2/1/2029 (a) (b)	4,035,000	4,199,023
7.88%, 4/15/2027 (a)	204,000	204,098
8.75%, 11/15/2030 (a)	6,447,000	6,935,876
Goat Holdco LLC 6.75%, 2/1/2032 (a)	6,185,000	6,124,325
Moog, Inc. 4.25%, 12/15/2027 (a)	2,865,500	2,735,435
Spirit AeroSystems, Inc.:
9.38%, 11/30/2029 (a)	7,577,000	8,122,544
9.75%, 11/15/2030 (a)	6,995,000	7,734,721
TransDigm, Inc.:
4.63%, 1/15/2029	9,966,000	9,333,558
4.88%, 5/1/2029 (b)	6,646,000	6,254,816
5.50%, 11/15/2027	19,535,000	19,225,956
6.00%, 1/15/2033 (a)	11,961,000	11,722,976
6.38%, 3/1/2029 (a)	22,112,000	22,180,547
6.63%, 3/1/2032 (a)	18,172,000	18,337,729
6.75%, 8/15/2028 (a)	18,611,000	18,793,016
6.88%, 12/15/2030 (a)	11,117,000	11,311,214
7.13%, 12/1/2031 (a)	8,258,000	8,468,249
Security Description	Principal Amount	Value
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	$7,883,000	$8,215,347
		192,295,752
AGRICULTURE — 0.1%
Darling Ingredients, Inc. 6.00%, 6/15/2030 (a)	6,732,000	6,641,859
AIRLINES — 2.0%
Air Canada 3.88%, 8/15/2026 (a)	10,349,300	10,059,209
Allegiant Travel Co. 7.25%, 8/15/2027 (a) (b)	5,106,000	5,132,858
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	6,627,000	6,782,469
8.50%, 5/15/2029 (a)	7,802,000	8,183,440
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	14,025,147	13,992,188
5.75%, 4/20/2029 (a)	24,325,192	24,139,104
Avianca Midco 2 PLC 9.00%, 12/1/2028 (a)	15,281,500	14,922,371
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a) (b)	16,391,000	17,434,123
OneSky Flight LLC 8.88%, 12/15/2029 (a)	4,546,000	4,562,093
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	15,860,100	15,588,575
4.63%, 4/15/2029 (a)	15,786,000	15,005,540
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	6,965,000	6,101,479
7.88%, 5/1/2027 (a)	5,738,000	5,582,271
9.50%, 6/1/2028 (a) (b)	3,968,000	3,991,372
		151,477,092
APPAREL — 0.4%
Champ Acquisition Corp. 8.38%, 12/1/2031 (a)	4,172,000	4,273,046
Hanesbrands, Inc. 9.00%, 2/15/2031 (a) (b)	2,521,000	2,687,865
Levi Strauss & Co. 3.50%, 3/1/2031 (a) (b)	2,906,000	2,548,911
S&S Holdings LLC 8.38%, 10/1/2031 (a)	5,609,000	5,631,829
VF Corp.:
2.80%, 4/23/2027	3,201,000	3,002,282
2.95%, 4/23/2030 (b)	7,465,000	6,379,738
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a) (b)	3,787,000	3,320,744
		27,844,415
AUTO MANUFACTURERS — 0.4%
Allison Transmission, Inc. 3.75%, 1/30/2031 (a)	5,814,000	5,141,785

See accompanying notes to financial statements.
115

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a)	$9,619,000	$9,393,627
Jaguar Land Rover Automotive PLC 5.88%, 1/15/2028 (a)	4,153,000	4,126,795
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	4,910,000	5,166,056
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	5,372,000	5,336,599
		29,164,862
AUTO PARTS & EQUIPMENT — 1.3%
Adient Global Holdings Ltd.:
7.00%, 4/15/2028 (a)	5,428,000	5,493,570
8.25%, 4/15/2031 (a) (b)	4,540,000	4,642,150
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029 (b)	4,667,800	4,267,910
Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 5/15/2028 (a)	6,137,000	6,247,036
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	5,338,000	4,323,086
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	7,282,000	7,377,540
Goodyear Tire & Rubber Co.:
5.00%, 7/15/2029 (b)	8,256,000	7,588,668
5.25%, 4/30/2031 (b)	5,048,000	4,504,532
5.25%, 7/15/2031 (b)	4,942,500	4,428,777
Phinia, Inc. 6.75%, 4/15/2029 (a)	4,634,000	4,727,004
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	4,979,000	4,285,376
Tenneco, Inc. 8.00%, 11/17/2028 (a)	15,535,000	14,451,278
ZF North America Capital, Inc.:
6.75%, 4/23/2030 (a)	7,030,000	6,771,858
6.88%, 4/14/2028 (a)	6,074,000	6,087,120
6.88%, 4/23/2032 (a)	6,797,000	6,454,363
7.13%, 4/14/2030 (a)	5,612,000	5,508,459
		97,158,727
BANKS — 0.6%
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	4,908,000	4,902,703
7.63%, 5/1/2026 (a)	3,712,100	3,724,107
12.00%, 10/1/2028 (a)	5,924,000	6,426,533
12.25%, 10/1/2030 (a)	5,034,000	5,571,430
Intesa Sanpaolo SpA 1 yr. CMT + 2.60%, 4.20%, 6/1/2032 (a) (c)	6,989,000	6,080,150
UniCredit SpA 5 yr. CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	13,069,200	12,640,269
Security Description	Principal Amount	Value
Western Alliance Bancorp 3 mo. USD Term SOFR + 2.25%, 3.00%, 6/15/2031 (c)	$4,977,000	$4,713,816
		44,059,008
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	5,206,000	4,842,829
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	6,313,000	6,263,822
		11,106,651
CHEMICALS — 2.1%
Avient Corp.:
6.25%, 11/1/2031 (a)	4,977,000	4,919,267
7.13%, 8/1/2030 (a)	3,054,000	3,124,212
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	2,974,000	3,077,555
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	3,228,000	2,931,637
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	3,331,000	3,257,551
Cerdia Finanz GmbH 9.38%, 10/3/2031 (a)	7,030,000	7,328,845
Chemours Co.:
4.63%, 11/15/2029 (a) (b)	6,000,950	5,219,026
5.75%, 11/15/2028 (a)	7,336,000	6,820,793
8.00%, 1/15/2033 (a)	5,204,000	5,084,204
Consolidated Energy Finance SA:
5.63%, 10/15/2028 (a) (b)	4,845,000	3,951,001
12.00%, 2/15/2031 (a) (b)	5,583,000	5,384,413
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	5,245,000	5,084,660
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	4,420,000	4,191,530
INEOS Finance PLC 7.50%, 4/15/2029 (a) (b)	5,724,000	5,864,467
Ingevity Corp. 3.88%, 11/1/2028 (a) (b)	4,489,000	4,101,599
Methanex Corp. 5.13%, 10/15/2027	5,581,000	5,443,038
Methanex U.S. Operations, Inc. 6.25%, 3/15/2032 (a)	4,046,000	4,000,442
OCI NV 6.70%, 3/16/2033 (a) (b)	5,452,000	5,503,249
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a) (b)	9,002,000	8,431,273
7.25%, 6/15/2031 (a)	4,307,000	4,372,553
9.75%, 11/15/2028 (a)	10,345,000	10,970,355

See accompanying notes to financial statements.
116

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	$258	$258
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a) (b)	8,358,000	7,867,971
6.63%, 5/1/2029 (a) (b)	5,203,000	4,958,563
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	6,120,000	5,994,234
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	4,751,000	4,429,975
Tronox, Inc. 4.63%, 3/15/2029 (a) (b)	9,131,000	8,195,255
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	5,821,000	5,373,132
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	6,725,970	6,516,254
5.63%, 8/15/2029 (a)	10,682,000	9,838,549
		162,235,861
COAL — 0.0% (d)
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	4,204,000	3,816,517
COMMERCIAL SERVICES — 5.0%
ADT Security Corp. 4.13%, 8/1/2029 (a)	6,649,000	6,103,715
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	4,710,000	4,708,540
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	19,073,000	19,516,447
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 6/1/2029 (a) (b)	6,890,000	6,284,576
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	15,281,000	14,423,405
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a) (b)	4,808,000	4,586,544
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	5,190,000	4,850,211
5.38%, 3/1/2029 (a) (b)	4,593,000	4,301,666
8.00%, 2/15/2031 (a) (b)	5,060,000	5,177,898
8.25%, 1/15/2030 (a) (b)	6,173,000	6,367,820
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	8,765,000	8,794,538
Block, Inc.:
2.75%, 6/1/2026 (b)	5,303,700	5,108,206
3.50%, 6/1/2031	6,614,900	5,822,104
6.50%, 5/15/2032 (a)	14,000,000	14,143,640
Security Description	Principal Amount	Value
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	$17,338,600	$18,163,917
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (b)	5,183,000	5,056,224
Cimpress PLC 7.38%, 9/15/2032 (a)	4,372,000	4,343,801
CoreCivic, Inc. 8.25%, 4/15/2029	4,613,000	4,877,463
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	4,616,000	4,717,137
EquipmentShare.com, Inc.:
8.00%, 3/15/2033 (a)	3,976,000	4,035,918
8.63%, 5/15/2032 (a)	5,198,000	5,433,313
9.00%, 5/15/2028 (a) (b)	10,184,000	10,557,345
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	4,153,000	4,030,860
6.00%, 6/1/2029 (a)	4,532,000	4,291,895
8.25%, 8/1/2032 (a) (b)	4,566,000	4,642,389
8.38%, 11/15/2032 (a)	7,159,000	7,302,180
GEO Group, Inc.:
8.63%, 4/15/2029	5,642,000	5,956,880
10.25%, 4/15/2031	5,070,000	5,531,218
Herc Holdings, Inc. 6.63%, 6/15/2029 (a) (b)	7,056,000	7,142,013
Hertz Corp.:
4.63%, 12/1/2026 (a) (b)	4,886,000	4,109,957
5.00%, 12/1/2029 (a) (b)	7,640,000	5,296,124
12.63%, 7/15/2029 (a)	9,766,000	10,402,157
IHS Markit Ltd. 4.25%, 5/1/2029	15,000	14,090
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a) (b)	5,513,000	5,274,838
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a) (b)	4,839,000	4,677,523
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	8,410,000	7,804,144
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	8,552,000	7,990,818
6.25%, 1/15/2028 (a) (b)	8,009,000	7,954,859
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	6,185,000	5,928,755
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	10,830,000	10,732,097
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (a)	8,461,000	8,595,191
Service Corp. International:
3.38%, 8/15/2030 (b)	5,234,000	4,588,020
4.00%, 5/15/2031	6,465,700	5,759,387
5.75%, 10/15/2032	5,452,000	5,300,489
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 8/15/2032 (a)	7,982,000	8,120,807

See accompanying notes to financial statements.
117

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	$3,178,000	$2,875,232
United Rentals North America, Inc.:
3.75%, 1/15/2032	4,209,000	3,685,569
3.88%, 2/15/2031	7,943,000	7,097,309
4.00%, 7/15/2030 (b)	6,632,000	6,038,900
6.13%, 3/15/2034 (a)	9,437,000	9,368,016
Valvoline, Inc. 3.63%, 6/15/2031 (a)	4,128,000	3,514,951
Veritiv Operating Co. 10.50%, 11/30/2030 (a) (b)	8,157,000	8,790,880
VT Topco, Inc. 8.50%, 8/15/2030 (a)	4,270,000	4,521,973
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	7,686,000	7,904,282
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a) (b)	5,487,000	5,445,189
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	2,928,000	2,790,882
6.63%, 6/15/2029 (a)	4,630,000	4,683,708
7.38%, 10/1/2031 (a)	4,466,000	4,590,244
WW International, Inc. 4.50%, 4/15/2029 (a)	1,385,000	280,712
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	5,133,000	4,617,647
		385,026,613
COMPUTERS — 0.4%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	5,032,000	4,787,093
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029 (b)	4,325,000	3,928,354
McAfee Corp. 7.38%, 2/15/2030 (a) (b)	16,228,000	15,795,199
NCR Voyix Corp.:
5.00%, 10/1/2028 (a) (b)	5,766,300	5,542,106
5.13%, 4/15/2029 (a)	50,600	48,420
		30,101,172
CONSTRUCTION MATERIALS — 2.2%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a) (b)	3,036,000	1,914,228
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	5,285,000	5,616,000
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	8,604,000	7,600,171
5.00%, 3/1/2030 (a)	3,923,000	3,731,675
6.38%, 6/15/2032 (a)	5,712,000	5,683,097
6.38%, 3/1/2034 (a)	8,305,500	8,203,591
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a) (b)	5,967,800	5,718,227
Security Description	Principal Amount	Value
Cornerstone Building Brands, Inc. 9.50%, 8/15/2029 (a)	$5,492,000	$5,309,007
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	3,948,000	3,476,056
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	4,515,000	4,589,497
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.63%, 12/15/2030 (a)	20,961,000	20,986,782
6.75%, 7/15/2031 (a)	5,065,000	5,092,047
Griffon Corp. 5.75%, 3/1/2028	6,411,500	6,284,680
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	5,622,000	5,662,647
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	3,435,000	3,453,618
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a) (b)	4,153,000	3,922,716
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	5,537,000	5,351,123
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	5,576,000	5,231,961
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/2028 (a)	11,021,000	10,745,916
8.88%, 11/15/2031 (a)	8,818,000	9,247,437
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	6,418,000	6,435,457
Standard Industries, Inc.:
3.38%, 1/15/2031 (a) (b)	9,284,500	7,960,902
4.38%, 7/15/2030 (a)	11,900,000	10,850,420
Summit Materials LLC/Summit Materials Finance Corp.:
5.25%, 1/15/2029 (a)	3,506,000	3,519,954
7.25%, 1/15/2031 (a)	6,181,000	6,556,310
Wilsonart LLC 11.00%, 8/15/2032 (a)	3,995,000	3,917,857
		167,061,376
DISTRIBUTION & WHOLESALE — 0.6%
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	5,937,000	5,900,190
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a) (b)	4,278,000	4,193,894
Gates Corp. 6.88%, 7/1/2029 (a)	4,562,000	4,641,835
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	10,940,000	10,018,086
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	4,759,000	4,763,426

See accompanying notes to financial statements.
118

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/2028 (a)	$3,821,000	$3,903,954
7.75%, 3/15/2031 (a)	4,308,000	4,504,876
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	4,662,000	4,847,175
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	6,145,000	6,463,680
		49,237,116
DIVERSIFIED FINANCIAL SERVICES — 5.1%
AG Issuer LLC 6.25%, 3/1/2028 (a)	3,083,000	3,056,671
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	4,177,000	4,330,087
Ally Financial, Inc.:
5 yr. CMT + 2.45%, 6.65%, 1/17/2040 (c)	4,435,000	4,314,723
6.70%, 2/14/2033 (b)	3,162,500	3,190,615
Aretec Group, Inc. 10.00%, 8/15/2030 (a)	5,667,000	6,181,507
Azorra Finance Ltd. 7.75%, 4/15/2030 (a)	6,184,000	6,143,309
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (a)	8,114,000	8,722,956
Burford Capital Global Finance LLC 9.25%, 7/1/2031 (a)	5,263,000	5,600,095
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	7,630,000	6,861,812
3.63%, 10/1/2031 (a)	5,978,000	5,047,345
Credit Acceptance Corp. 9.25%, 12/15/2028 (a)	6,072,000	6,414,218
Encore Capital Group, Inc.:
8.50%, 5/15/2030 (a)	3,572,000	3,762,316
9.25%, 4/1/2029 (a)	4,034,000	4,298,348
Enova International, Inc. 9.13%, 8/1/2029 (a)	3,985,000	4,139,299
Focus Financial Partners LLC 6.75%, 9/15/2031 (a)	8,635,000	8,580,081
Freedom Mortgage Holdings LLC:
9.13%, 5/15/2031 (a)	5,681,000	5,865,064
9.25%, 2/1/2029 (a)	10,028,000	10,344,885
GGAM Finance Ltd.:
8.00%, 2/15/2027 (a)	6,537,000	6,746,707
8.00%, 6/15/2028 (a)	5,424,000	5,696,664
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	9,557,000	9,767,923
goeasy Ltd.:
7.63%, 7/1/2029 (a)	6,304,000	6,441,616
9.25%, 12/1/2028 (a) (b)	4,552,000	4,850,338
Jane Street Group/JSG Finance, Inc.:
4.50%, 11/15/2029 (a) (b)	4,071,500	3,801,152
6.13%, 11/1/2032 (a)	7,781,000	7,693,619
7.13%, 4/30/2031 (a)	10,764,000	11,053,659
Security Description	Principal Amount	Value
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
5.00%, 8/15/2028 (a)	$8,610,000	$8,071,617
6.63%, 10/15/2031 (a)	4,204,000	4,194,625
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	9,083,000	8,869,368
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (a) (b)	5,116,000	5,053,789
5.13%, 12/15/2030 (a)	5,196,000	4,848,440
5.50%, 8/15/2028 (a)	8,087,000	7,854,661
5.75%, 11/15/2031 (a)	3,673,000	3,509,294
6.00%, 1/15/2027 (a)	5,882,000	5,845,532
6.50%, 8/1/2029 (a)	7,003,000	6,990,185
7.13%, 2/1/2032 (a)	6,565,000	6,638,003
Navient Corp.:
4.88%, 3/15/2028	4,739,000	4,515,841
5.00%, 3/15/2027	4,293,000	4,205,423
5.50%, 3/15/2029 (b)	7,200,200	6,790,797
9.38%, 7/25/2030	4,608,000	4,934,339
11.50%, 3/15/2031	5,407,000	6,048,703
OneMain Finance Corp.:
3.50%, 1/15/2027	5,101,000	4,856,050
3.88%, 9/15/2028	4,055,000	3,737,129
4.00%, 9/15/2030 (b)	6,969,900	6,169,895
5.38%, 11/15/2029 (b)	3,083,000	2,967,757
6.63%, 5/15/2029	4,289,000	4,341,497
7.13%, 11/15/2031	5,744,000	5,850,494
7.50%, 5/15/2031 (b)	5,892,000	6,053,735
7.88%, 3/15/2030	5,555,000	5,795,420
9.00%, 1/15/2029 (b)	6,632,600	7,032,546
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	5,540,000	5,132,588
5.75%, 9/15/2031 (a)	5,211,000	4,960,507
7.13%, 11/15/2030 (a)	6,185,000	6,262,003
7.88%, 12/15/2029 (a)	6,467,000	6,775,670
PHH Escrow Issuer LLC 9.88%, 11/1/2029 (a)	4,386,000	4,404,597
PRA Group, Inc. 8.88%, 1/31/2030 (a)	5,793,000	6,010,585
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	11,196,933	10,604,839
3.63%, 3/1/2029 (a)	7,761,000	7,011,908
3.88%, 3/1/2031 (a)	10,633,000	9,263,789
4.00%, 10/15/2033 (a) (b)	4,331,250	3,605,766
SLM Corp. 3.13%, 11/2/2026	5,040,000	4,808,866
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	5,410,000	5,655,614
Synchrony Financial 7.25%, 2/2/2033 (b)	6,252,000	6,463,755
United Wholesale Mortgage LLC:
5.50%, 4/15/2029 (a)	5,440,000	5,224,195

See accompanying notes to financial statements.
119

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 6/15/2027 (a)	$4,490,000	$4,434,728
UWM Holdings LLC 6.63%, 2/1/2030 (a)	6,463,000	6,422,025
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/2031 (a)	4,729,000	4,862,121
		389,983,705
ELECTRIC — 2.4%
AES Corp.:
5 yr. CMT + 2.89%, 6.95%, 7/15/2055 (c)	3,295,000	3,224,586
5 yr. CMT + 3.20%, 7.60%, 1/15/2055 (c)	7,055,000	7,245,273
Algonquin Power & Utilities Corp. 5 yr. CMT + 3.25%, 4.75%, 1/18/2082 (c)	5,051,000	4,734,908
Alpha Generation LLC 6.75%, 10/15/2032 (a)	7,409,000	7,325,204
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38%, 2/15/2032 (a)	5,325,000	5,295,766
Calpine Corp.:
3.75%, 3/1/2031 (a)	8,347,000	7,466,308
4.63%, 2/1/2029 (a)	4,952,000	4,670,380
5.00%, 2/1/2031 (a)	6,386,000	6,008,779
Clearway Energy Operating LLC 3.75%, 2/15/2031 (a)	8,448,000	7,351,872
Edison International 5 yr. CMT + 3.86%, 8.13%, 6/15/2053 (b) (c)	5,277,000	5,441,537
EUSHI Finance, Inc. 5 yr. CMT + 3.14%, 7.63%, 12/15/2054 (a) (c)	4,125,000	4,290,206
Lightning Power LLC 7.25%, 8/15/2032 (a)	10,386,600	10,690,408
NextEra Energy Operating Partners LP:
3.88%, 10/15/2026 (a)	1,187,000	1,135,401
7.25%, 1/15/2029 (a) (b)	6,767,000	6,925,619
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	6,137,000	5,565,829
3.63%, 2/15/2031 (a)	6,935,000	6,057,653
5.75%, 1/15/2028 (a)	840	837
5.75%, 7/15/2029 (a)	7,183,000	7,049,109
6.00%, 2/1/2033 (a)	6,889,000	6,692,112
6.25%, 11/1/2034 (a)	6,914,000	6,784,916
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	4,902,000	4,593,517
PG&E Corp.:
5.00%, 7/1/2028	6,880,000	6,720,040
5.25%, 7/1/2030 (b)	5,487,000	5,349,880
Security Description	Principal Amount	Value
5 yr. CMT + 3.88%, 7.38%, 3/15/2055 (c)	$13,562,500	$13,908,208
Pike Corp. 5.50%, 9/1/2028 (a)	4,888,000	4,702,354
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	9,488,100	10,108,906
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	7,771,000	7,316,785
6.88%, 4/15/2032 (a)	8,075,000	8,265,651
7.75%, 10/15/2031 (a)	10,692,000	11,200,298
		186,122,342
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	5,626,000	5,221,209
4.75%, 6/15/2028 (a) (b)	3,893,000	3,712,988
WESCO Distribution, Inc.:
6.38%, 3/15/2029 (a) (b)	7,812,000	7,903,791
6.63%, 3/15/2032 (a)	6,186,000	6,275,140
7.25%, 6/15/2028 (a)	6,081,000	6,182,553
		29,295,681
ELECTRONICS — 0.6%
Coherent Corp. 5.00%, 12/15/2029 (a) (b)	7,081,000	6,754,495
Imola Merger Corp. 4.75%, 5/15/2029 (a)	17,065,000	16,219,770
Sensata Technologies BV:
4.00%, 4/15/2029 (a) (b)	8,249,000	7,569,447
5.88%, 9/1/2030 (a)	5,743,000	5,595,635
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a) (b)	5,729,500	5,001,223
6.63%, 7/15/2032 (a)	4,106,100	4,099,284
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	3,207,000	2,974,974
		48,214,828
ENGINEERING & CONSTRUCTION — 0.4%
Arcosa, Inc. 6.88%, 8/15/2032 (a)	3,821,000	3,883,397
Artera Services LLC 8.50%, 2/15/2031 (a)	6,669,500	6,465,280
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	11,185,000	11,397,515
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	3,572,000	3,335,605
Signature Aviation U.S. Holdings, Inc. 4.00%, 3/1/2028 (a)	311,000	279,023
TopBuild Corp. 4.13%, 2/15/2032 (a)	3,575,000	3,165,555
		28,526,375
ENTERTAINMENT — 2.6%
Affinity Interactive 6.88%, 12/15/2027 (a)	5,572,000	4,163,064

See accompanying notes to financial statements.
120

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	$2,060,000	$946,673
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	6,587,000	5,858,478
Boyne USA, Inc. 4.75%, 5/15/2029 (a) (b)	5,127,400	4,859,442
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	9,334,000	8,744,465
6.00%, 10/15/2032 (a) (b)	9,613,000	9,267,797
6.50%, 2/15/2032 (a)	10,258,000	10,307,854
7.00%, 2/15/2030 (a)	15,931,000	16,223,015
8.13%, 7/1/2027 (a) (b)	2,914,000	2,943,461
Churchill Downs, Inc.:
5.75%, 4/1/2030 (a)	7,676,000	7,533,073
6.75%, 5/1/2031 (a)	5,347,000	5,391,380
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a) (b)	5,352,000	5,216,220
7.00%, 8/1/2032 (a) (b)	4,546,000	4,636,829
Great Canadian Gaming Corp. 8.75%, 11/15/2029 (a) (b)	6,467,000	6,646,524
International Game Technology PLC:
4.13%, 4/15/2026 (a)	5,240,000	5,143,689
5.25%, 1/15/2029 (a)	6,179,000	6,012,291
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a) (b)	4,725,000	4,557,829
Light & Wonder International, Inc. 7.50%, 9/1/2031 (a)	4,222,000	4,348,787
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	3,669,000	3,463,206
6.50%, 5/15/2027 (a)	7,694,000	7,777,788
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	5,523,000	5,342,232
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	4,694,000	4,426,301
Mohegan Tribal Gaming Authority:
8.00%, 2/1/2026 (a)	10,524,400	10,456,728
13.25%, 12/15/2027 (a)	1,384,000	1,560,432
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a) (b)	5,756,000	4,482,715
5.88%, 9/1/2031 (a)	6,944,000	4,855,939
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	8,754,000	8,389,571
Security Description	Principal Amount	Value
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	$5,001,000	$4,766,403
Six Flags Entertainment Corp. 7.25%, 5/15/2031 (a) (b)	4,891,000	4,994,445
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 6.63%, 5/1/2032 (a)	6,666,000	6,752,858
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	3,932,000	3,974,426
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
6.25%, 3/15/2033 (a)	6,455,000	6,330,870
7.13%, 2/15/2031 (a) (b)	6,468,000	6,728,725
		197,103,510
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc. 6.38%, 2/1/2031 (a)	3,832,000	3,850,509
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	5,544,000	5,224,388
4.00%, 8/1/2028 (a)	6,591,000	6,239,502
4.38%, 8/15/2029 (a) (b)	3,845,500	3,632,690
4.75%, 6/15/2029 (a)	4,423,000	4,250,459
5.13%, 12/15/2026 (a)	2,473,000	2,458,459
6.75%, 1/15/2031 (a)	6,748,000	6,935,459
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	4,625,500	4,375,723
5.88%, 6/30/2029 (a) (b)	7,109,000	6,709,758
Reworld Holding Corp. 4.88%, 12/1/2029 (a)	6,410,000	5,928,160
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	3,810,000	3,877,666
		53,482,773
FOOD — 2.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a)	7,021,000	6,846,528
3.50%, 3/15/2029 (a)	10,961,000	9,988,759
4.63%, 1/15/2027 (a)	10,343,500	10,119,563
4.88%, 2/15/2030 (a)	8,239,000	7,848,307
6.50%, 2/15/2028 (a) (b)	6,897,000	6,986,661
B&G Foods, Inc. 8.00%, 9/15/2028 (a)	7,253,000	7,459,493
Chobani LLC/Chobani Finance Corp., Inc. 7.63%, 7/1/2029 (a) (b)	3,955,000	4,093,544
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a)	3,893,000	4,041,323
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	9,920,000	10,289,421

See accompanying notes to financial statements.
121

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	$7,193,000	$6,580,444
4.38%, 1/31/2032 (a)	4,450,000	4,025,870
4.88%, 5/15/2028 (a)	3,244,000	3,165,852
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	6,893,000	6,394,843
6.13%, 9/15/2032 (a)	6,841,000	6,837,101
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	7,836,000	7,019,489
4.63%, 4/15/2030 (a)	10,946,000	10,088,600
6.25%, 2/15/2032 (a)	6,222,000	6,178,882
6.25%, 10/15/2034 (a) (b)	4,761,000	4,650,783
6.38%, 3/1/2033 (a)	9,648,000	9,463,434
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a) (b)	6,722,000	6,214,825
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	4,086,000	3,704,490
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a) (b)	3,629,000	3,401,026
4.75%, 2/15/2029 (a)	6,801,000	6,520,051
5.75%, 4/15/2033 (a)	2,672,000	2,596,195
6.88%, 9/15/2028 (a)	4,841,000	4,949,003
7.25%, 1/15/2032 (a) (b)	2,557,000	2,638,261
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	4,233,000	4,165,992
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/2031 (a)	8,607,000	8,469,804
		174,738,544
FOOD SERVICE — 0.1%
TKC Holdings, Inc. 10.50%, 5/15/2029 (a)	5,895,000	5,945,697
FOREST PRODUCTS & PAPER — 0.3%
Domtar Corp. 6.75%, 10/1/2028 (a)	6,479,000	5,956,404
Magnera Corp.:
4.75%, 11/15/2029 (a)	4,391,000	3,903,204
7.25%, 11/15/2031 (a)	8,248,000	8,067,534
Mercer International, Inc. 5.13%, 2/1/2029	9,337,000	8,078,932
		26,006,074
GAS — 0.1%
AltaGas Ltd. 5 yr. CMT + 3.57%, 7.20%, 10/15/2054 (a) (c)	7,937,000	7,996,369
HEALTH CARE PRODUCTS — 1.5%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	7,083,000	6,475,703
4.63%, 7/15/2028 (a)	10,735,000	10,243,552
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	10,475,700	10,895,671
Security Description	Principal Amount	Value
Embecta Corp. 5.00%, 2/15/2030 (a) (b)	$4,013,000	$3,690,756
Hologic, Inc. 3.25%, 2/15/2029 (a)	7,093,000	6,423,633
Medline Borrower LP:
3.88%, 4/1/2029 (a)	34,865,000	32,297,541
5.25%, 10/1/2029 (a)	19,641,000	18,909,373
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	12,760,000	12,889,897
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	7,970,000	8,073,132
Teleflex, Inc. 4.25%, 6/1/2028 (a)	4,159,000	3,947,432
		113,846,690
HEALTH CARE SERVICES — 4.4%
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	4,283,000	3,924,770
4.00%, 3/15/2031 (a)	3,735,500	3,326,313
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	7,985,000	6,202,988
5.25%, 5/15/2030 (a)	11,896,000	9,779,464
5.63%, 3/15/2027 (a)	14,853,000	14,243,284
6.00%, 1/15/2029 (a)	5,219,000	4,670,379
6.13%, 4/1/2030 (a)	9,082,000	6,229,071
6.88%, 4/1/2028 (a)	3,758,000	2,734,809
6.88%, 4/15/2029 (a) (b)	9,009,000	6,790,534
10.88%, 1/15/2032 (a)	19,044,000	19,648,076
Concentra Escrow Issuer Corp. 6.88%, 7/15/2032 (a)	4,895,000	5,005,431
DaVita, Inc.:
3.75%, 2/15/2031 (a)	11,132,500	9,623,490
4.63%, 6/1/2030 (a)	23,301,150	21,403,970
6.88%, 9/1/2032 (a)	6,614,000	6,663,870
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a) (b)	5,384,000	5,391,591
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a)	6,575,000	6,581,509
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	4,451,000	4,170,409
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%, 4/30/2028 (a)	5,685,000	6,034,400
IQVIA, Inc. 6.50%, 5/15/2030 (a)	1,879,000	1,913,555
Kedrion SpA 6.50%, 9/1/2029 (a) (b)	6,642,000	6,236,772
LifePoint Health, Inc.:
4.38%, 2/15/2027 (a) (b)	5,414,000	5,177,733
5.38%, 1/15/2029 (a) (b)	4,140,000	3,622,707
9.88%, 8/15/2030 (a)	6,877,000	7,429,842
10.00%, 6/1/2032 (a) (b)	6,809,000	6,925,230
11.00%, 10/15/2030 (a)	10,402,000	11,427,013

See accompanying notes to financial statements.
122

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
ModivCare, Inc. 5.00%, 10/1/2029 (a) (b)	$5,691,000	$3,361,617
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	4,821,000	4,289,581
3.88%, 5/15/2032 (a)	6,474,600	5,605,126
4.38%, 6/15/2028 (a)	7,110,000	6,734,308
6.25%, 1/15/2033 (a)	5,504,000	5,437,732
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a) (b)	8,501,000	7,287,057
5.75%, 11/1/2028 (a)	6,953,571	4,528,513
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a) (b)	14,495,000	14,118,130
Select Medical Corp. 6.25%, 12/1/2032 (a)	4,571,000	4,400,410
Star Parent, Inc. 9.00%, 10/1/2030 (a)	8,767,000	9,106,458
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a) (b)	6,437,000	6,567,027
Tenet Healthcare Corp.:
4.25%, 6/1/2029	11,221,000	10,524,400
4.38%, 1/15/2030	11,241,300	10,436,873
4.63%, 6/15/2028	8,421,300	8,065,837
6.13%, 10/1/2028 (b)	16,759,000	16,737,548
6.13%, 6/15/2030	16,898,000	16,794,246
6.75%, 5/15/2031	10,717,500	10,828,105
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a) (b)	8,011,000	8,166,413
		338,146,591
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Benteler International AG 10.50%, 5/15/2028 (a)	5,679,000	5,974,762
Stena International SA 7.25%, 1/15/2031 (a)	5,693,000	5,857,471
		11,832,233
HOME BUILDERS — 0.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 4.88%, 2/15/2030 (a)	5,100,000	4,623,762
Century Communities, Inc. 3.88%, 8/15/2029 (a)	5,216,000	4,673,536
LGI Homes, Inc. 7.00%, 11/15/2032 (a)	857,000	849,081
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	6,280,000	5,839,835
Taylor Morrison Communities, Inc. 5.13%, 8/1/2030 (a)	3,206,000	3,065,417
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	3,996,000	3,615,101
		22,666,732
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	5,142,000	4,482,333
Security Description	Principal Amount	Value
4.00%, 4/15/2029 (a)	$5,402,000	$4,980,914
		9,463,247
HOUSEHOLD PRODUCTS — 0.3%
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	2,859,000	2,637,828
5.50%, 6/1/2028 (a)	7,407,000	7,249,083
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	974,000	168,843
Perrigo Finance Unlimited Co.:
4.90%, 6/15/2030	6,208,000	5,819,751
6.13%, 9/30/2032	4,820,000	4,729,818
Prestige Brands, Inc. 3.75%, 4/1/2031 (a) (b)	3,897,000	3,423,125
		24,028,448
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	5,097,000	4,642,348
Central Garden & Pet Co. 4.13%, 10/15/2030 (b)	3,520,000	3,162,755
Kronos Acquisition Holdings, Inc. 8.25%, 6/30/2031 (a)	5,217,000	4,974,201
		12,779,304
HOUSEWARES — 0.3%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029 (a) (b)	7,679,000	7,559,361
Newell Brands, Inc.:
6.38%, 9/15/2027 (b)	5,142,000	5,184,627
6.38%, 5/15/2030	5,698,000	5,717,715
6.63%, 9/15/2029	2,924,000	2,976,603
6.63%, 5/15/2032 (b)	4,950,000	4,983,413
SWF Holdings I Corp. 6.50%, 10/1/2029 (a) (b)	338,000	209,651
		26,631,370
INSURANCE — 3.0%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	3,945,000	3,711,929
6.00%, 8/1/2029 (a)	3,800,500	3,643,615
7.50%, 11/6/2030 (a)	9,316,000	9,583,835
8.25%, 2/1/2029 (a)	8,154,000	8,416,967
8.50%, 6/15/2029 (a)	3,271,000	3,404,097
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a) (b)	6,366,000	6,070,363
6.50%, 10/1/2031 (a)	7,742,000	7,666,748
6.75%, 4/15/2028 (a)	10,464,000	10,473,104
7.00%, 1/15/2031 (a)	12,534,000	12,581,880
7.38%, 10/1/2032 (a)	4,447,000	4,485,733
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	6,181,000	5,800,065

See accompanying notes to financial statements.
123

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.38%, 2/15/2029 (a)	$5,998,000	$6,024,511
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	7,857,000	7,969,041
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	6,627,000	6,832,768
Ardonagh Group Finance Ltd. 8.88%, 2/15/2032 (a)	7,142,000	7,422,966
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/2031 (a)	4,666,000	4,755,307
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	5,514,000	5,333,802
Global Atlantic Fin Co.:
5 yr. CMT + 3.80%, 4.70%, 10/15/2051 (a) (c)	6,240,000	5,989,963
5 yr. CMT + 3.61%, 7.95%, 10/15/2054 (a) (c)	6,146,500	6,412,521
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC:
7.25%, 2/15/2031 (a)	7,636,100	7,750,947
8.13%, 2/15/2032 (a)	4,320,000	4,407,221
HUB International Ltd.:
5.63%, 12/1/2029 (a) (b)	3,987,000	3,873,610
7.25%, 6/15/2030 (a)	25,885,000	26,541,185
7.38%, 1/31/2032 (a)	12,993,000	13,179,579
Jones Deslauriers Insurance Management, Inc.:
8.50%, 3/15/2030 (a)	8,076,000	8,498,052
10.50%, 12/15/2030 (a)	597,000	644,450
Liberty Mutual Group, Inc. 5 yr. CMT + 3.32%, 4.13%, 12/15/2051 (a) (c)	2,619,200	2,488,633
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	23,854,000	24,088,485
Ryan Specialty LLC 5.88%, 8/1/2032 (a)	6,041,000	5,978,234
Sagicor Financial Co. Ltd. 5.30%, 5/13/2028 (a) (b)	4,355,000	4,248,782
USI, Inc. 7.50%, 1/15/2032 (a)	4,504,000	4,657,496
		232,935,889
INTERNET — 1.6%
Acuris Finance U.S., Inc./Acuris Finance SARL 9.00%, 8/1/2029 (a)	5,113,000	4,920,802
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	5,170,000	4,612,364
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	7,094,500	6,516,724
6.13%, 12/1/2028 (a)	5,453,000	4,866,203
Security Description	Principal Amount	Value
Cogent Communications Group LLC 3.50%, 5/1/2026 (a)	$4,532,000	$4,387,792
Gen Digital, Inc.:
6.75%, 9/30/2027 (a)	6,649,000	6,740,823
7.13%, 9/30/2030 (a) (b)	3,023,000	3,106,949
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (a)	4,551,000	4,161,935
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a) (b)	2,188,000	1,913,603
ION Trading Technologies SARL 9.50%, 5/30/2029 (a)	6,535,000	6,847,046
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a)	4,630,000	3,951,335
4.13%, 8/1/2030 (a)	3,856,000	3,415,259
4.63%, 6/1/2028 (a)	5,377,000	5,123,259
Millennium Escrow Corp. 6.63%, 8/1/2026 (a) (b)	4,622,000	3,608,580
Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028 (a)	4,824,000	3,578,250
Rakuten Group, Inc.:
5 yr. CMT + 4.58%, 5.13%, 4/22/2026 (a) (b) (c)	6,533,000	6,326,165
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (c)	5,814,000	5,231,030
5 yr. CMT + 4.25%, 8.13%, 12/15/2029 (a) (c)	4,752,000	4,733,277
9.75%, 4/15/2029 (a)	15,604,000	16,928,468
11.25%, 2/15/2027 (a)	14,293,300	15,590,989
Wayfair LLC 7.25%, 10/31/2029 (a)	7,140,000	7,143,070
		123,703,923
INVESTMENT COMPANY SECURITY — 0.6%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	7,268,000	6,953,441
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	7,272,000	6,071,247
9.00%, 6/15/2030	6,754,000	6,486,137
9.75%, 1/15/2029	6,030,000	6,046,100
10.00%, 11/15/2029 (a)	4,750,000	4,762,920
Saks Global Enterprises LLC:
11.00%, 12/15/2029 (a) (b)	18,113,000	17,447,166
11.00%, 12/15/2029 (a)	200,000	192,884
		47,959,895
IRON/STEEL — 0.8%
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	4,786,000	4,781,693
Cleveland-Cliffs, Inc.:
6.75%, 4/15/2030 (a)	7,662,000	7,499,182

See accompanying notes to financial statements.
124

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.88%, 11/1/2029 (a) (b)	$8,035,000	$7,946,053
7.00%, 3/15/2032 (a) (b)	10,742,000	10,547,140
7.38%, 5/1/2033 (a)	7,710,000	7,583,093
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	4,997,000	5,004,096
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	5,562,500	5,658,509
8.50%, 5/1/2030 (a) (b)	5,058,000	5,165,280
9.25%, 10/1/2028 (a)	8,378,000	8,793,297
		62,978,343
IT SERVICES — 0.7%
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	7,360,000	7,423,075
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	7,949,000	8,161,477
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	5,734,000	5,841,684
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	4,449,000	4,480,988
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	10,986,000	11,884,765
Seagate HDD Cayman:
8.25%, 12/15/2029 (b)	4,264,000	4,543,079
8.50%, 7/15/2031	3,224,000	3,448,874
9.63%, 12/1/2032	6,253,614	7,048,886
		52,832,828
LEISURE TIME — 2.9%
Amer Sports Co. 6.75%, 2/16/2031 (a) (b)	5,576,000	5,650,495
Carnival Corp.:
5.75%, 3/1/2027 (a)	23,604,600	23,526,941
6.00%, 5/1/2029 (a) (b)	15,170,000	15,138,750
7.63%, 3/1/2026 (a)	9,732,000	9,748,934
10.50%, 6/1/2030 (a)	6,659,000	7,114,342
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	17,207,000	18,330,445
ClubCorp Holdings, Inc. 8.50%, 9/15/2025 (a)	53,000	52,115
Life Time, Inc.:
5.75%, 1/15/2026 (a)	6,782,000	6,781,457
6.00%, 11/15/2031 (a)	3,287,000	3,253,703
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	4,152,000	3,645,996
NCL Corp. Ltd.:
5.88%, 3/15/2026 (a)	10,428,000	10,416,946
5.88%, 2/15/2027 (a)	7,367,000	7,347,035
7.75%, 2/15/2029 (a)	6,124,000	6,430,323
8.13%, 1/15/2029 (a)	6,199,000	6,529,841
8.38%, 2/1/2028 (a)	3,668,000	3,825,321
NCL Finance Ltd. 6.13%, 3/15/2028 (a) (b)	2,709,000	2,715,718
Royal Caribbean Cruises Ltd.:
4.25%, 7/1/2026 (a)	10,003,000	9,819,745
5.38%, 7/15/2027 (a)	9,740,000	9,678,833
Security Description	Principal Amount	Value
5.50%, 8/31/2026 (a)	$8,471,000	$8,463,291
5.50%, 4/1/2028 (a)	12,856,000	12,765,365
5.63%, 9/30/2031 (a)	9,586,000	9,427,160
6.00%, 2/1/2033 (a)	13,752,000	13,720,783
6.25%, 3/15/2032 (a)	7,568,000	7,665,703
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a) (b)	6,177,000	6,089,348
10.75%, 11/15/2029 (a) (b)	7,292,000	7,523,813
Viking Cruises Ltd.:
7.00%, 2/15/2029 (a)	5,069,000	5,087,147
9.13%, 7/15/2031 (a)	5,252,000	5,643,484
		226,393,034
LODGING — 2.3%
Boyd Gaming Corp.:
4.75%, 12/1/2027	5,981,000	5,798,101
4.75%, 6/15/2031 (a) (b)	7,117,000	6,570,272
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	2,693,000	2,771,043
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	12,026,000	10,439,530
3.75%, 5/1/2029 (a)	6,483,000	5,976,289
4.00%, 5/1/2031 (a)	8,183,000	7,352,262
5.75%, 5/1/2028 (a)	1,044,000	1,042,580
5.88%, 4/1/2029 (a)	3,886,000	3,873,837
5.88%, 3/15/2033 (a)	4,797,000	4,716,027
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.:
4.88%, 7/1/2031 (a)	3,691,000	3,300,566
5.00%, 6/1/2029 (a) (b)	5,919,000	5,562,913
6.63%, 1/15/2032 (a)	7,610,000	7,634,656
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a) (b)	2,469,000	2,301,873
Melco Resorts Finance Ltd.:
5.38%, 12/4/2029 (a)	6,479,000	5,925,564
5.75%, 7/21/2028 (a)	9,067,000	8,654,179
7.63%, 4/17/2032 (a)	4,927,000	4,951,980
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a)	5,463,000	5,287,201
7.13%, 6/26/2031 (a) (b)	4,621,000	4,670,445
MGM Resorts International:
4.75%, 10/15/2028 (b)	5,033,300	4,817,220
6.13%, 9/15/2029	5,884,000	5,868,760
6.50%, 4/15/2032 (b)	5,029,000	5,009,940
Station Casinos LLC:
4.50%, 2/15/2028 (a)	5,488,000	5,212,338
4.63%, 12/1/2031 (a)	3,688,000	3,299,359
6.63%, 3/15/2032 (a)	3,522,000	3,499,107
Studio City Finance Ltd.:
5.00%, 1/15/2029 (a)	9,390,000	8,524,805
6.50%, 1/15/2028 (a) (b)	5,026,000	4,881,000

See accompanying notes to financial statements.
125

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	$4,657,000	$4,345,540
6.63%, 7/31/2026 (a)	6,064,000	6,103,295
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	3,956,000	3,751,040
Wynn Macau Ltd.:
5.13%, 12/15/2029 (a) (b)	8,273,000	7,671,057
5.50%, 1/15/2026 (a)	8,610,000	8,525,880
5.63%, 8/26/2028 (a)	10,896,000	10,483,477
		178,822,136
MACHINERY, CONSTRUCTION & MINING — 0.2%
Terex Corp.:
5.00%, 5/15/2029 (a)	5,238,000	4,987,152
6.25%, 10/15/2032 (a)	5,797,000	5,689,002
Vertiv Group Corp. 4.13%, 11/15/2028 (a) (b)	5,996,000	5,659,924
		16,336,078
MACHINERY-DIVERSIFIED — 0.7%
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	10,498,000	10,917,710
9.50%, 1/1/2031 (a)	3,848,000	4,121,554
Esab Corp. 6.25%, 4/15/2029 (a)	5,451,000	5,520,773
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a) (b)	2,387,000	1,968,630
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 2/15/2029 (a)	8,252,000	8,624,000
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	3,968,000	4,196,517
SPX FLOW, Inc. 8.75%, 4/1/2030 (a) (b)	4,351,000	4,460,341
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	11,728,000	11,486,169
		51,295,694
MEDIA — 7.7%
AMC Networks, Inc.:
4.25%, 2/15/2029 (b)	7,682,400	6,011,708
10.25%, 1/15/2029 (a)	7,634,000	8,107,766
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	5,232,000	4,369,296
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	23,675,000	20,622,345
4.25%, 1/15/2034 (a)	16,825,000	13,650,627
4.50%, 8/15/2030 (a)	23,584,000	21,166,876
4.50%, 5/1/2032	22,937,500	19,752,169
4.50%, 6/1/2033 (a)	13,495,000	11,347,136
4.75%, 2/1/2032 (a)	10,544,000	9,247,721
6.38%, 9/1/2029 (a) (b)	11,994,000	11,895,769
7.38%, 3/1/2031 (a)	8,662,000	8,832,208
Security Description	Principal Amount	Value
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	$100,000	$68,000
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	7,704,000	5,431,705
4.13%, 12/1/2030 (a) (b)	10,670,000	7,683,467
4.50%, 11/15/2031 (a) (b)	11,742,000	8,492,754
4.63%, 12/1/2030 (a)	14,656,500	7,621,380
5.00%, 11/15/2031 (a)	3,346,000	1,747,883
5.75%, 1/15/2030 (a)	5,717,000	3,250,229
11.25%, 5/15/2028 (a)	8,514,000	8,393,186
11.75%, 1/31/2029 (a)	19,667,000	19,387,139
Directv Financing LLC 8.88%, 2/1/2030 (a)	7,447,000	7,327,625
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	30,924,600	30,087,780
DISH DBS Corp.:
5.13%, 6/1/2029	13,991,000	8,883,446
5.25%, 12/1/2026 (a)	23,923,500	21,767,275
5.75%, 12/1/2028 (a) (b)	26,816,000	22,912,663
7.38%, 7/1/2028	10,823,000	7,724,267
DISH Network Corp. 11.75%, 11/15/2027 (a)	31,472,333	33,286,713
GCI LLC 4.75%, 10/15/2028 (a)	5,272,000	4,918,143
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	7,475,000	4,076,715
5.38%, 11/15/2031 (a)	10,325,000	5,494,345
10.50%, 7/15/2029 (a) (b)	10,236,000	10,249,204
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	750	605
7.00%, 1/15/2031 (a)	2,690,400	1,986,080
9.13%, 5/1/2029 (a)	2,000,000	1,740,000
10.88%, 5/1/2030 (a)	2,166,470	1,661,921
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a) (b)	7,015,000	5,656,966
6.75%, 10/15/2027 (a)	2,839,000	2,562,198
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	6,674,000	6,509,352
7.38%, 9/1/2031 (a)	5,165,000	5,287,824
8.00%, 8/1/2029 (a)	4,121,000	4,131,261
Midcontinent Communications 8.00%, 8/15/2032 (a) (b)	5,689,000	5,838,393
News Corp.:
3.88%, 5/15/2029 (a)	7,359,000	6,830,109
5.13%, 2/15/2032 (a)	3,376,000	3,185,256
Nexstar Media, Inc. 4.75%, 11/1/2028 (a) (b)	7,176,500	6,694,526
Paramount Global 5 yr. CMT + 4.00%, 6.38%, 3/30/2062 (b) (c)	7,465,000	7,213,803

See accompanying notes to financial statements.
126

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	$8,278,000	$7,222,058
6.50%, 9/15/2028 (a)	4,931,000	3,246,176
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a) (b)	5,134,000	3,769,640
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a) (b)	5,798,000	4,282,693
Sirius XM Radio LLC:
3.13%, 9/1/2026 (a)	8,690,000	8,351,698
3.88%, 9/1/2031 (a) (b)	12,789,000	10,712,194
4.00%, 7/15/2028 (a)	15,789,000	14,549,248
4.13%, 7/1/2030 (a) (b)	12,523,000	10,929,073
Sunrise FinCo I BV 4.88%, 7/15/2031 (a)	9,330,018	8,439,188
TEGNA, Inc.:
4.63%, 3/15/2028	8,162,000	7,744,759
4.75%, 3/15/2026 (a) (b)	5,431,000	5,361,375
5.00%, 9/15/2029	901,000	843,165
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (b)	5,148,000	5,123,393
Univision Communications, Inc.:
4.50%, 5/1/2029 (a) (b)	7,776,000	6,945,368
6.63%, 6/1/2027 (a)	12,525,000	12,484,419
7.38%, 6/30/2030 (a) (b)	8,109,000	7,765,746
8.00%, 8/15/2028 (a)	10,685,500	10,880,831
8.50%, 7/31/2031 (a)	10,694,000	10,500,866
Urban One, Inc. 7.38%, 2/1/2028 (a)	6,561,000	4,084,091
Virgin Media Finance PLC 5.00%, 7/15/2030 (a) (b)	7,712,000	6,516,100
Virgin Media Secured Finance PLC 4.50%, 8/15/2030 (a) (b)	8,843,100	7,618,596
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	3,917,000	3,693,731
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	11,051,000	9,760,354
Ziggo Bond Co. BV 5.13%, 2/28/2030 (a)	5,121,000	4,617,350
		588,547,946
METAL FABRICATE & HARDWARE — 0.2%
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	2,705,000	2,705,676
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	3,751,000	3,492,256
Vallourec SACA 7.50%, 4/15/2032 (a)	5,832,000	6,126,575
		12,324,507
Security Description	Principal Amount	Value
MINING — 1.1%
Alcoa Nederland Holding BV:
4.13%, 3/31/2029 (a) (b)	$4,010,000	$3,736,999
5.50%, 12/15/2027 (a) (b)	139,000	139,400
7.13%, 3/15/2031 (a)	7,832,000	8,093,980
Arsenal AIC Parent LLC:
8.00%, 10/1/2030 (a) (b)	8,066,000	8,345,810
11.50%, 10/1/2031 (a)	4,324,000	4,830,989
Constellium SE 3.75%, 4/15/2029 (a) (b)	4,241,000	3,838,953
FMG Resources August 2006 Pty. Ltd.:
4.38%, 4/1/2031 (a)	9,453,000	8,562,622
4.50%, 9/15/2027 (a)	1,461,000	1,419,946
5.88%, 4/15/2030 (a)	6,686,000	6,573,608
6.13%, 4/15/2032 (a)	5,786,000	5,739,307
Hudbay Minerals, Inc.:
4.50%, 4/1/2026 (b)	1,974,000	1,946,265
4.50%, 4/1/2026 (a)	307,000	302,687
6.13%, 4/1/2029	3,367,000	3,375,014
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (a) (b)	3,383,000	2,984,753
Novelis Corp.:
3.25%, 11/15/2026 (a)	6,143,000	5,857,596
3.88%, 8/15/2031 (a) (b)	6,012,000	5,182,284
4.75%, 1/30/2030 (a)	12,574,900	11,659,196
Taseko Mines Ltd. 8.25%, 5/1/2030 (a)	4,162,000	4,248,403
		86,837,812
MISCELLANEOUS MANUFACTURER — 0.3%
Calderys Financing LLC 11.25%, 6/1/2028 (a)	4,079,000	4,372,280
FXI Holdings, Inc. 12.25%, 11/15/2026 (a) (b)	4,705,000	4,493,039
Hillenbrand, Inc. 6.25%, 2/15/2029	5,321,000	5,323,235
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	2,448,000	2,364,866
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	4,865,000	5,047,243
		21,600,663
OFFICE & BUSINESS EQUIPMENT — 0.2%
Xerox Holdings Corp.:
5.50%, 8/15/2028 (a)	6,342,000	5,453,612
8.88%, 11/30/2029 (a)	5,191,000	4,659,909
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	2,480,000	2,514,001
		12,627,522
OIL & GAS — 6.2%
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	7,458,000	7,633,710

See accompanying notes to financial statements.
127

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
6.63%, 10/15/2032 (a)	$5,294,000	$5,264,142
8.25%, 12/31/2028 (a)	3,864,000	3,943,908
Baytex Energy Corp.:
7.38%, 3/15/2032 (a)	4,549,000	4,433,774
8.50%, 4/30/2030 (a)	7,947,000	8,138,761
California Resources Corp. 8.25%, 6/15/2029 (a)	7,826,000	7,935,329
Civitas Resources, Inc.:
8.38%, 7/1/2028 (a)	12,745,000	13,243,839
8.63%, 11/1/2030 (a)	8,276,000	8,670,848
8.75%, 7/1/2031 (a)	11,530,000	12,021,178
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	5,450,000	5,342,308
7.38%, 1/15/2031 (a) (b)	3,513,000	3,606,973
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	8,225,000	7,687,743
6.75%, 3/1/2029 (a)	9,817,000	9,579,723
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (a)	8,027,000	7,810,753
7.63%, 4/1/2032 (a)	6,528,000	6,495,556
9.25%, 2/15/2028 (a)	7,802,000	8,154,026
CVR Energy, Inc. 8.50%, 1/15/2029 (a) (b)	5,963,000	5,721,021
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (a) (b)	5,756,000	5,972,944
Encino Acquisition Partners Holdings LLC:
8.50%, 5/1/2028 (a)	5,172,000	5,282,629
8.75%, 5/1/2031 (a)	5,229,000	5,501,483
EQT Corp. 3.90%, 10/1/2027	50,300	48,877
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	4,914,000	4,948,595
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	4,877,000	4,652,902
6.00%, 4/15/2030 (a)	3,948,000	3,715,621
6.00%, 2/1/2031 (a)	5,564,000	5,166,619
6.25%, 4/15/2032 (a)	5,383,000	4,955,859
6.88%, 5/15/2034 (a)	4,658,000	4,347,544
7.25%, 2/15/2035 (a)	7,727,000	7,272,266
8.38%, 11/1/2033 (a)	4,760,500	4,860,661
Indigo Natural Resources LLC 5.38%, 2/1/2029 (a)	360,000	354,665
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (a)	6,769,000	6,856,320
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	5,704,000	5,492,667
Matador Resources Co.:
6.25%, 4/15/2033 (a)	6,827,000	6,636,458
6.50%, 4/15/2032 (a)	6,656,000	6,572,667
Security Description	Principal Amount	Value
6.88%, 4/15/2028 (a)	$3,672,000	$3,722,123
MEG Energy Corp. 5.88%, 2/1/2029 (a)	4,702,000	4,594,418
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	7,460,000	7,308,935
Murphy Oil Corp. 6.00%, 10/1/2032	5,393,000	5,181,810
Nabors Industries, Inc.:
7.38%, 5/15/2027 (a)	6,535,100	6,529,807
8.88%, 8/15/2031 (a) (b)	4,878,000	4,530,101
9.13%, 1/31/2030 (a) (b)	5,135,333	5,218,371
Noble Finance II LLC 8.00%, 4/15/2030 (a)	12,107,000	12,224,922
Northern Oil & Gas, Inc.:
8.13%, 3/1/2028 (a)	5,575,000	5,650,764
8.75%, 6/15/2031 (a)	4,737,000	4,891,237
Parkland Corp.:
4.50%, 10/1/2029 (a)	5,933,000	5,501,790
4.63%, 5/1/2030 (a)	6,899,000	6,337,835
6.63%, 8/15/2032 (a)	4,970,000	4,923,133
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028 (b)	7,181,200	6,888,422
7.88%, 9/15/2030 (a) (b)	5,842,000	5,733,748
Permian Resources Operating LLC:
5.88%, 7/1/2029 (a)	7,598,000	7,456,449
6.25%, 2/1/2033 (a)	5,447,000	5,378,204
7.00%, 1/15/2032 (a)	8,795,000	8,941,613
8.00%, 4/15/2027 (a)	4,851,000	4,951,513
9.88%, 7/15/2031 (a)	3,252,000	3,576,224
Petrofac Ltd. 9.75%, 11/15/2026 (a)	1,007,000	100,720
Puma International Financing SA 7.75%, 4/25/2029 (a)	4,373,000	4,439,732
Range Resources Corp.:
4.75%, 2/15/2030 (a)	4,854,000	4,555,819
8.25%, 1/15/2029	1,940,000	1,998,569
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	4,780,350	4,650,611
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	5,378,000	5,480,451
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	5,097,000	5,247,362
SM Energy Co.:
6.75%, 8/1/2029 (a)	7,341,000	7,267,810
7.00%, 8/1/2032 (a) (b)	6,052,000	5,959,283
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a)	4,479,000	4,487,376
Sunoco LP:
7.00%, 5/1/2029 (a)	6,593,000	6,765,737
7.25%, 5/1/2032 (a)	5,545,000	5,727,763

See accompanying notes to financial statements.
128

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	$5,772,000	$5,427,758
4.50%, 4/30/2030	5,740,000	5,315,470
7.00%, 9/15/2028 (a)	4,688,000	4,793,386
Talos Production, Inc.:
9.00%, 2/1/2029 (a)	5,226,000	5,354,925
9.38%, 2/1/2031 (a)	5,494,000	5,602,122
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	6,697,000	6,263,302
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	5,934,000	6,053,333
Transocean, Inc.:
8.00%, 2/1/2027 (a)	5,587,000	5,578,173
8.25%, 5/15/2029 (a)	7,928,000	7,779,667
8.50%, 5/15/2031 (a) (b)	7,784,000	7,633,224
8.75%, 2/15/2030 (a)	6,889,888	7,108,710
Valaris Ltd. 8.38%, 4/30/2030 (a)	9,947,000	10,055,920
Vital Energy, Inc. 7.88%, 4/15/2032 (a) (b)	8,961,000	8,611,700
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	6,280,000	6,064,470
		476,187,181
OIL & GAS SERVICES — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%, 9/1/2032 (a)	5,563,000	5,566,338
Enerflex Ltd. 9.00%, 10/15/2027 (a)	6,568,000	6,847,862
KCA Deutag U.K. Finance PLC 9.88%, 12/1/2025 (a)	1,790,000	1,791,396
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	6,410,000	6,537,110
Oceaneering International, Inc. 6.00%, 2/1/2028	405,000	397,256
TGS ASA 8.50%, 1/15/2030 (a) (b)	5,225,000	5,377,988
USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 3/15/2029 (a) (b)	8,894,000	9,047,244
Viridien 8.75%, 4/1/2027 (a) (b)	3,779,000	3,702,891
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	12,459,000	12,876,003
		52,144,088
PACKAGING & CONTAINERS — 2.2%
ARD Finance SA 6.50%, 6/30/2027 (a)	4,145	592
Security Description	Principal Amount	Value
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	$5,848,000	$5,238,171
4.00%, 9/1/2029 (a) (b)	8,052,000	6,918,198
6.00%, 6/15/2027 (a)	4,818,000	4,779,312
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	6,656,000	5,789,389
5.25%, 8/15/2027 (a)	7,521,000	4,285,992
Ball Corp.:
2.88%, 8/15/2030	10,401,000	8,908,041
3.13%, 9/15/2031	6,862,000	5,821,790
6.00%, 6/15/2029	6,817,000	6,874,467
6.88%, 3/15/2028	4,439,000	4,539,765
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	3,957,000	3,983,670
6.88%, 1/15/2030 (a)	4,539,000	4,569,003
8.75%, 4/15/2030 (a) (b)	8,168,000	8,276,226
Crown Americas LLC 5.25%, 4/1/2030	3,615,000	3,519,673
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	3,770,000	3,714,279
Graphic Packaging International LLC 6.38%, 7/15/2032 (a)	2,541,000	2,546,641
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	4,737,000	4,661,161
LABL, Inc.:
5.88%, 11/1/2028 (a) (b)	4,931,000	4,400,868
8.63%, 10/1/2031 (a)	8,004,000	7,404,260
10.50%, 7/15/2027 (a) (b)	2,944,000	2,842,844
Mauser Packaging Solutions Holding Co.:
7.25%, 4/15/2025 (a)	50	49
7.88%, 4/15/2027 (a)	21,179,900	21,587,401
9.25%, 4/15/2027 (a) (b)	9,424,000	9,548,962
Owens-Brockway Glass Container, Inc.:
6.63%, 5/13/2027 (a)	6,224,000	6,187,839
7.25%, 5/15/2031 (a) (b)	5,343,000	5,209,318
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a) (b)	3,306,000	3,303,983
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a) (b)	5,775,000	5,733,131

See accompanying notes to financial statements.
129

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	$7,145,000	$7,171,722
Silgan Holdings, Inc. 4.13%, 2/1/2028	5,241,000	5,003,688
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	5,188,000	5,716,190
		168,536,625
PHARMACEUTICALS — 2.3%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	4,194,000	3,822,789
AdaptHealth LLC:
4.63%, 8/1/2029 (a) (b)	4,980,000	4,476,970
5.13%, 3/1/2030 (a) (b)	3,508,000	3,176,038
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	500	412
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	14,537,000	11,655,331
5.25%, 1/30/2030 (a)	6,207,000	3,395,353
6.13%, 2/1/2027 (a)	8,656,000	7,894,618
6.25%, 2/15/2029 (a)	7,475,000	4,628,445
11.00%, 9/30/2028 (a)	15,986,000	15,182,544
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	4,778,000	4,896,877
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	6,226,000	5,710,861
CVS Health Corp.:
5 yr. CMT + 2.52%, 6.75%, 12/10/2054 (c)	6,036,000	5,921,135
5 yr. CMT + 2.89%, 7.00%, 3/10/2055 (c)	18,595,000	18,667,706
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a) (b)	7,452,000	7,885,483
Grifols SA 4.75%, 10/15/2028 (a) (b)	6,717,000	6,175,610
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	215,000	214,510
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a)	5,846,000	4,106,172
12.25%, 4/15/2029 (a)	6,721,000	7,025,999
Jazz Securities DAC 4.38%, 1/15/2029 (a) (b)	9,931,000	9,359,968
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75%, 11/14/2028 (a)	2,613,169	2,798,155
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	4,608,000	4,256,916
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	16,164,500	15,190,912
5.13%, 4/30/2031 (a) (b)	14,975,000	13,465,370
Security Description	Principal Amount	Value
6.75%, 5/15/2034 (a) (b)	$5,338,000	$5,306,933
7.88%, 5/15/2034 (a) (b)	4,494,800	4,590,809
Owens & Minor, Inc. 6.63%, 4/1/2030 (a) (b)	4,370,000	4,103,692
		173,909,608
PIPELINES — 5.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	6,376,000	6,202,318
6.63%, 2/1/2032 (a)	4,154,000	4,186,069
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
7.00%, 7/15/2029 (a)	3,914,000	3,997,133
7.25%, 7/15/2032 (a)	2,672,000	2,745,560
Buckeye Partners LP:
4.50%, 3/1/2028 (a)	4,240,000	4,023,802
6.88%, 7/1/2029 (a)	5,099,000	5,157,741
CQP Holdco LP/BIP-V Chinook Holdco LLC:
5.50%, 6/15/2031 (a)	11,080,000	10,585,056
7.50%, 12/15/2033 (a)	3,895,000	4,094,852
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.63%, 3/15/2029 (a)	9,411,000	9,733,327
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	8,288,000	7,754,833
4.38%, 6/15/2031 (a)	7,928,000	7,240,325
Energy Transfer LP 5 yr. CMT + 4.02%, 8.00%, 5/15/2054 (c)	7,663,000	8,041,629
EQM Midstream Partners LP:
4.50%, 1/15/2029 (a)	6,610,000	6,308,981
4.75%, 1/15/2031 (a)	8,177,000	7,691,940
6.38%, 4/1/2029 (a)	6,099,000	6,120,529
6.50%, 7/1/2027 (a)	5,475,000	5,548,529
7.50%, 6/1/2027 (a)	4,929,999	5,028,500
7.50%, 6/1/2030 (a)	3,960,000	4,222,033
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	4,920,000	5,259,136
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75%, 2/1/2028	5,415,500	5,419,128
7.88%, 5/15/2032 (b)	5,598,000	5,482,793
8.00%, 1/15/2027	3,659,000	3,719,996
8.00%, 5/15/2033 (b)	5,339,000	5,224,212
8.25%, 1/15/2029	4,837,000	4,877,776
8.88%, 4/15/2030	5,269,000	5,360,259
Harvest Midstream I LP:
7.50%, 9/1/2028 (a)	7,102,000	7,165,989
7.50%, 5/15/2032 (a)	5,341,000	5,437,352

See accompanying notes to financial statements.
130

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	$31,000	$31,141
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	5,094,000	4,703,290
6.50%, 6/1/2029 (a)	6,088,000	6,158,377
Holly Energy Partners LP/Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	500	499
Howard Midstream Energy Partners LLC:
7.38%, 7/15/2032 (a)	4,296,000	4,366,841
8.88%, 7/15/2028 (a) (b)	3,961,000	4,156,198
ITT Holdings LLC 6.50%, 8/1/2029 (a)	11,469,000	10,489,547
Kinetik Holdings LP:
5.88%, 6/15/2030 (a) (b)	6,752,000	6,645,251
6.63%, 12/15/2028 (a)	7,039,666	7,191,864
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a) (b)	11,759,000	11,315,215
8.75%, 3/15/2029 (a) (b)	2,298,000	1,954,817
NFE Financing LLC 12.00%, 11/15/2029 (a)	20,678,963	21,729,248
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (a)	7,163,000	7,259,844
8.38%, 2/15/2032 (a)	11,204,000	11,289,038
Northriver Midstream Finance LP:
5.63%, 2/15/2026 (a)	3,596,000	3,584,277
6.75%, 7/15/2032 (a)	5,029,000	5,066,466
NuStar Logistics LP 6.38%, 10/1/2030	5,598,000	5,612,275
South Bow Canadian Infrastructure Holdings Ltd. 5 yr. CMT + 3.67%, 7.50%, 3/1/2055 (a) (c)	5,952,800	6,147,576
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	5,552,000	5,754,648
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
6.00%, 12/31/2030 (a)	6,055,000	5,738,990
7.38%, 2/15/2029 (a)	6,855,000	6,875,291
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.50%, 7/15/2027	500	504
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	10,833,000	9,954,119
Security Description	Principal Amount	Value
3.88%, 11/1/2033 (a)	$9,051,000	$7,782,774
4.13%, 8/15/2031 (a)	9,630,000	8,640,710
6.25%, 1/15/2030 (a)	8,532,000	8,627,302
Venture Global LNG, Inc.:
7.00%, 1/15/2030 (a)	12,637,000	12,829,967
8.13%, 6/1/2028 (a)	17,294,000	17,988,873
8.38%, 6/1/2031 (a)	18,157,000	18,934,301
9.50%, 2/1/2029 (a)	24,695,000	27,290,691
9.88%, 2/1/2032 (a)	15,231,000	16,736,280
		421,486,012
REAL ESTATE — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a) (b)	5,349,795	4,749,334
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/2029 (a) (b)	4,761,000	3,826,654
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a)	6,388,500	6,389,458
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 1/15/2028 (a) (e)	4,298,000	4,379,318
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	4,291,000	3,959,692
4.38%, 2/1/2031 (a)	4,726,000	4,254,298
5.38%, 8/1/2028 (a)	5,766,000	5,601,612
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	5,807,000	5,506,139
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	5,583,000	5,039,718
4.75%, 2/1/2030	4,094,000	3,618,277
5.00%, 3/1/2031 (b)	5,643,000	4,930,459
		52,254,959
REAL ESTATE INVESTMENT TRUSTS — 3.3%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a) (b)	5,054,000	4,384,345
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.50%, 4/1/2027 (a)	9,073,000	8,606,013
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	6,069,300	5,649,365
Diversified Healthcare Trust:
Zero Coupon, 1/15/2026 (a)	7,491,000	7,047,533
4.38%, 3/1/2031 (b)	3,765,300	2,772,654
9.75%, 6/15/2025	1,447,000	1,447,232
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a) (b)	4,607,000	4,209,554

See accompanying notes to financial statements.
131

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Hudson Pacific Properties LP 4.65%, 4/1/2029 (b)	$178,000	$134,077
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	4,934,000	4,542,734
Iron Mountain, Inc.:
REIT, 4.50%, 2/15/2031 (a)	9,329,000	8,528,665
5.00%, 7/15/2028 (a)	4,296,000	4,146,327
5.25%, 7/15/2030 (a)	11,069,000	10,566,799
5.63%, 7/15/2032 (a) (b)	4,167,000	3,980,443
6.25%, 1/15/2033 (a) (b)	9,884,000	9,859,883
7.00%, 2/15/2029 (a)	6,628,000	6,774,744
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	5,951,000	5,738,668
4.75%, 6/15/2029 (a)	4,897,000	4,620,515
7.00%, 7/15/2031 (a) (b)	3,534,000	3,630,478
MPT Operating Partnership LP/MPT Finance Corp. 3.50%, 3/15/2031 (b)	13,276,000	8,424,551
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a)	4,130,000	3,785,062
Office Properties Income Trust 9.00%, 9/30/2029 (a)	5,571,000	4,863,093
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a) (b)	4,184,000	3,935,345
5.88%, 10/1/2028 (a)	7,049,000	6,901,676
7.00%, 2/1/2030 (a)	3,879,000	3,934,780
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	4,984,000	4,697,968
4.75%, 10/15/2027	5,206,000	5,038,731
6.50%, 4/1/2032 (a)	6,455,000	6,485,209
Rithm Capital Corp. 8.00%, 4/1/2029 (a)	7,126,000	7,140,822
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a) (b)	3,709,000	3,604,147
4.00%, 9/15/2029 (a)	3,712,000	3,358,915
SBA Communications Corp.:
3.13%, 2/1/2029	9,397,500	8,485,097
3.88%, 2/15/2027	12,320,500	11,793,429
Service Properties Trust:
8.38%, 6/15/2029	5,629,000	5,446,902
8.63%, 11/15/2031 (a)	8,848,000	9,220,147
8.88%, 6/15/2032 (b)	4,769,300	4,414,226
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (a)	3,948,100	3,816,470
6.50%, 7/1/2030 (a)	3,558,000	3,561,487
7.25%, 4/1/2029 (a)	5,087,000	5,214,735
Security Description	Principal Amount	Value
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	$5,262,000	$4,626,824
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	4,687,000	4,394,766
6.50%, 2/15/2029 (a) (b)	8,571,000	7,784,696
10.50%, 2/15/2028 (a)	23,924,000	25,502,027
XHR LP 4.88%, 6/1/2029 (a)	3,833,000	3,615,209
		256,686,343
RETAIL — 4.4%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a) (b)	4,627,000	4,240,969
4.00%, 10/15/2030 (a)	21,881,000	19,569,272
4.38%, 1/15/2028 (a)	4,908,000	4,696,269
5.63%, 9/15/2029 (a)	3,329,000	3,276,835
6.13%, 6/15/2029 (a)	6,859,000	6,883,349
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (a)	6,113,000	5,700,862
5.00%, 2/15/2032 (a) (b)	5,465,000	5,001,677
Bath & Body Works, Inc. 6.63%, 10/1/2030 (a) (b)	6,743,000	6,795,258
Beacon Roofing Supply, Inc. 6.50%, 8/1/2030 (a)	3,874,000	3,929,050
Carvana Co.:
9.00%, 12/1/2028 (a)	520,148	555,279
13.00%, 6/1/2030 (a)	36	40
14.00%, 6/1/2031 (a)	786	943
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	5,614,000	5,581,327
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	4,782,000	4,961,612
eG Global Finance PLC 12.00%, 11/30/2028 (a)	10,859,000	12,138,950
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	5,676,000	5,594,890
5.88%, 4/1/2029 (a)	6,650,000	6,083,420
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	7,431,800	6,879,246
6.75%, 1/15/2030 (a) (b)	8,855,000	8,164,576
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	5,967,500	5,653,908
5.63%, 1/1/2030 (a)	4,985,000	4,805,390
6.88%, 3/1/2032 (a)	3,938,000	3,952,768
Gap, Inc.:
3.63%, 10/1/2029 (a) (b)	4,970,000	4,464,551
3.88%, 10/1/2031 (a)	5,754,000	4,967,025

See accompanying notes to financial statements.
132

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a) (b)	$5,578,000	$5,158,088
8.75%, 1/15/2032 (a)	4,680,000	4,188,132
11.50%, 8/15/2029 (a)	4,796,000	4,887,172
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (a)	5,864,500	5,484,070
6.38%, 1/15/2030 (a)	3,621,800	3,636,142
Guitar Center, Inc. 8.50%, 1/15/2026 (a) (b)	3,601,000	3,060,850
Kohl's Corp. 4.63%, 5/1/2031 (b) (e)	6,741,000	5,383,160
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	5,979,000	5,496,435
LCM Investments Holdings II LLC:
4.88%, 5/1/2029 (a)	8,043,000	7,510,071
8.25%, 8/1/2031 (a)	5,983,000	6,200,781
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a) (b)	6,821,000	6,234,667
4.38%, 1/15/2031 (a)	3,569,000	3,238,511
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a) (b)	1,031,000	1,005,606
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	7,763,000	5,861,764
7.88%, 5/1/2029 (a)	8,996,000	5,455,264
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (a)	4,018,000	3,532,907
Patrick Industries, Inc. 6.38%, 11/1/2032 (a)	5,213,500	5,044,843
Penske Automotive Group, Inc. 3.75%, 6/15/2029	2,791,000	2,535,847
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	8,249,000	7,782,024
7.75%, 2/15/2029 (a)	11,357,000	10,975,178
QVC, Inc. 6.88%, 4/15/2029 (a) (b)	5,894,000	4,796,184
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	3,881,000	4,159,733
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/2032 (b)	4,226,000	4,234,325
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a) (b)	4,889,000	4,514,943
4.88%, 11/15/2031 (a) (b)	3,753,000	3,363,476
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029 (a)	5,430,000	5,510,798
Staples, Inc.:
10.75%, 9/1/2029 (a)	18,738,000	18,449,435
12.75%, 1/15/2030 (a)	7,061,636	5,527,072
Security Description	Principal Amount	Value
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	$4,691,000	$4,186,389
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	7,204,000	6,542,096
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	4,983,000	4,526,258
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a) (b)	552,000	577,182
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030	5,241,000	4,212,663
8.13%, 8/15/2029 (b)	7,404,000	7,313,079
White Cap Buyer LLC 6.88%, 10/15/2028 (a) (b)	3,855,000	3,808,239
Yum! Brands, Inc.:
3.63%, 3/15/2031	7,558,000	6,683,161
4.63%, 1/31/2032	7,830,000	7,254,573
5.38%, 4/1/2032	6,786,000	6,580,181
		338,808,765
SEMICONDUCTORS — 0.1%
Entegris, Inc. 5.95%, 6/15/2030 (a)	6,234,100	6,172,133
ON Semiconductor Corp. 3.88%, 9/1/2028 (a) (b)	5,808,000	5,420,490
		11,592,623
SOFTWARE — 3.1%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a) (b)	18,970,000	18,037,814
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	4,882,000	5,055,360
CDK Global II LLC 5.25%, 5/15/2029 (a)	21,000	19,582
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a) (b)	7,081,000	7,181,692
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	6,651,000	6,581,032
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	8,285,000	7,714,992
4.88%, 7/1/2029 (a)	6,027,000	5,619,394
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	33,073,000	32,457,842
8.25%, 6/30/2032 (a)	14,666,000	15,121,379
9.00%, 9/30/2029 (a)	31,593,000	32,087,115
Dye & Durham Ltd. 8.63%, 4/15/2029 (a)	4,282,000	4,491,304
Elastic NV 4.13%, 7/15/2029 (a)	3,776,000	3,500,012
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	5,427,000	5,444,855

See accompanying notes to financial statements.
133

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%, 5/1/2029 (a) (b)	$6,834,000	$7,000,066
Open Text Corp.:
3.88%, 2/15/2028 (a)	8,183,000	7,685,064
3.88%, 12/1/2029 (a) (b)	6,636,000	6,015,202
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	6,761,400	6,143,949
4.13%, 12/1/2031 (a)	6,090,000	5,389,528
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	4,454,000	4,033,142
PTC, Inc. 4.00%, 2/15/2028 (a)	3,431,000	3,252,211
ROBLOX Corp. 3.88%, 5/1/2030 (a)	5,245,000	4,727,319
Rocket Software, Inc.:
6.50%, 2/15/2029 (a)	4,253,000	3,987,400
9.00%, 11/28/2028 (a)	7,434,000	7,677,092
SS&C Technologies, Inc. 6.50%, 6/1/2032 (a) (b)	5,167,000	5,212,883
Twilio, Inc.:
3.63%, 3/15/2029	4,257,000	3,903,371
3.88%, 3/15/2031	2,726,000	2,444,486
UKG, Inc. 6.88%, 2/1/2031 (a)	19,302,000	19,586,318
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	5,074,000	4,599,885
		234,970,289
TELECOMMUNICATIONS — 5.3%
Altice Financing SA:
5.00%, 1/15/2028 (a)	11,327,000	8,876,743
5.75%, 8/15/2029 (a) (b)	18,473,000	13,558,258
Altice France Holding SA 6.00%, 2/15/2028 (a)	10,405,500	2,714,899
Altice France SA:
5.13%, 7/15/2029 (a)	20,485,000	15,363,135
5.50%, 1/15/2028 (a)	5,821,000	4,339,672
5.50%, 10/15/2029 (a)	16,889,500	12,858,483
British Telecommunications PLC:
5 yr. CMT + 2.99%, 4.25%, 11/23/2081 (a) (c)	3,321,000	3,207,355
5 yr. CMT + 3.49%, 4.88%, 11/23/2081 (a) (c)	5,148,000	4,691,681
CommScope LLC:
4.75%, 9/1/2029 (a) (b)	8,167,750	7,312,097
7.13%, 7/1/2028 (a)	4,982,000	4,374,047
9.50%, 12/15/2031 (a) (b)	8,201,000	8,501,321
Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 9/15/2029 (a) (b)	16,638,000	15,141,246
Security Description	Principal Amount	Value
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	$6,302,000	$6,068,700
EchoStar Corp. 10.75%, 11/30/2029	43,568,000	46,856,948
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	8,118,000	7,966,518
5.88%, 10/15/2027 (a)	6,596,000	6,571,859
5.88%, 11/1/2029	5,213,765	5,181,857
6.00%, 1/15/2030 (a)	7,979,000	7,960,329
6.75%, 5/1/2029 (a) (b)	8,796,000	8,837,781
8.63%, 3/15/2031 (a)	5,886,000	6,259,172
8.75%, 5/15/2030 (a)	4,544,000	4,801,917
Iliad Holding SASU:
7.00%, 10/15/2028 (a)	8,000,000	8,124,400
7.00%, 4/15/2032 (a)	7,901,000	7,952,831
8.50%, 4/15/2031 (a)	8,234,000	8,743,355
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a) (b)	25,366,000	23,448,077
Level 3 Financing, Inc.:
4.50%, 4/1/2030 (a)	5,121,997	4,258,428
4.88%, 6/15/2029 (a)	4,793,000	4,168,999
10.00%, 10/15/2032 (a)	2,551,460	2,549,495
10.50%, 4/15/2029 (a)	5,407,000	6,023,722
10.50%, 5/15/2030 (a)	6,963,000	7,581,036
10.75%, 12/15/2030 (a)	5,505,000	6,170,665
11.00%, 11/15/2029 (a)	11,873,000	13,364,605
Optics Bidco SpA:
Series 2034, 6.00%, 9/30/2034 (a)	3,544,000	3,434,845
Series 2033, 6.38%, 11/15/2033 (a)	3,755,000	3,759,055
Series 2036, 7.20%, 7/18/2036 (a)	5,358,000	5,489,593
Series 2038, 7.72%, 6/4/2038 (a)	4,305,000	4,547,113
Plantronics, Inc. 4.75%, 3/1/2029 (a)	6,000	5,050
Rogers Communications, Inc. 5 yr. CMT + 3.59%, 5.25%, 3/15/2082 (a) (b) (c)	7,500,000	7,281,600
Telesat Canada/Telesat LLC 5.63%, 12/6/2026 (a)	894,000	502,553
T-Mobile USA, Inc.:
2.63%, 2/15/2029	500	455
3.38%, 4/15/2029	700	654
VEON Holdings BV 3.38%, 11/25/2027 (a)	1,000,000	880,587
Viasat, Inc.:
5.63%, 4/15/2027 (a) (b)	693,000	670,540
7.50%, 5/30/2031 (a) (b)	6,055,000	4,208,346
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (a)	11,012,000	9,322,099
4.75%, 7/15/2031 (a)	11,394,000	9,784,256

See accompanying notes to financial statements.
134

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
7.75%, 4/15/2032 (a)	$6,548,000	$6,601,366
Vodafone Group PLC:
5 yr. CMT + 2.45%, 3.25%, 6/4/2081 (c)	3,769,000	3,612,737
5 yr. CMT + 2.77%, 4.13%, 6/4/2081 (c)	8,234,300	7,323,504
5 yr. USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	111,000	114,911
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (a)	18,251,000	18,847,443
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a) (b)	11,902,000	10,970,669
6.13%, 3/1/2028 (a) (b)	7,996,000	6,816,430
Zegona Finance PLC 8.63%, 7/15/2029 (a)	8,251,000	8,776,671
		406,780,108
TRANSPORTATION — 0.7%
Brightline East LLC 11.00%, 1/31/2030 (a) (b)	11,752,000	11,212,113
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	3,730,000	3,698,780
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	5,878,000	5,393,065
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	4,029,000	4,050,152
GN Bondco LLC 9.50%, 10/15/2031 (a) (b)	5,664,000	5,951,618
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	8,161,000	8,206,620
Seaspan Corp. 5.50%, 8/1/2029 (a)	5,936,000	5,537,635
Watco Cos. LLC/Watco Finance Corp. 7.13%, 8/1/2032 (a)	5,636,000	5,813,760
XPO, Inc. 7.13%, 2/1/2032 (a)	4,077,000	4,174,440
		54,038,183
TRUCKING & LEASING — 0.4%
Fortress Transportation & Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	7,973,000	7,810,749
5.88%, 4/15/2033 (a)	3,524,000	3,402,246
7.00%, 5/1/2031 (a)	5,922,600	6,035,011
7.00%, 6/15/2032 (a)	6,765,000	6,902,668
7.88%, 12/1/2030 (a)	4,738,501	4,983,718
NAC Aviation 29 DAC 4.75%, 6/30/2026	1,815,843	1,746,024
		30,880,416
TOTAL CORPORATE BONDS & NOTES (Cost $7,781,388,002)		7,540,769,281

Security Description	Shares	Value
COMMON STOCKS — 0.0% (d)
HOUSEHOLD PRODUCTS — 0.0% (d)
Cenveo Enterprises, Inc. (f) (g)	20,138	$120,829
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Gulfport Energy Corp. (g)	37	6,815
PHARMACEUTICALS — 0.0% (d)
Mallinckrodt PLC (f) (g)	12,924	508,693
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% (d)
Diebold Nixdorf, Inc. (b) (g)	2,034	87,543
TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
ATD New Holdings, Inc. (g)	35,050	18
TOTAL COMMON STOCKS (Cost $1,773,229)		723,898
	Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% (d)
IT SERVICES — 0.0% (d)
Vericast Corp. 2024 Extended Term Loan, 3 mo. USD Term SOFR + 0.08%, 12.08%, 6/30/2025 (c)	$13,174	12,734
PHARMACEUTICALS — 0.0% (d)
Mallinckrodt International Finance SA 2023 Second Out Term Loan, 1 mo. USD Term SOFR + 0.10%, 14.09%, 1/27/2025 (c)	609,588	649,669
TOTAL SENIOR FLOATING RATE LOANS (Cost $660,227)		662,403
	Shares
SHORT-TERM INVESTMENTS — 8.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (h) (i)	21,957,581	21,957,581
State Street Navigator Securities Lending Portfolio II (j) (k)	648,429,390	648,429,390
TOTAL SHORT-TERM INVESTMENTS (Cost $670,386,971)		670,386,971
TOTAL INVESTMENTS — 106.9% (Cost $8,454,208,429)		8,212,542,553
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%		(528,652,797)
NET ASSETS — 100.0%		$7,683,889,756

See accompanying notes to financial statements.
135

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 87.2% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2024. Maturity date shown is the final maturity.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $629,522, representing less than 0.05% of the Fund's net assets.
(g)	Non-income producing security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2024.
(j)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

During the period ended December 31,2024, the average notional value related to swap contracts was $714,286. There were no swaps held at December 31,2024.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$7,540,769,281	$—	$7,540,769,281
Common Stocks	94,358	18	629,522	723,898
Senior Floating Rate Loans	—	662,403	—	662,403
Short-Term Investments	670,386,971	—	—	670,386,971
TOTAL INVESTMENTS	$670,481,329	$7,541,431,702	$629,522	$8,212,542,553

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	12,585,967	$12,589,742	$442,005,010	$454,594,752	$(1,557,216)	$1,557,216	—	$—	$406,169
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	852,390,712	830,433,131	—	—	21,957,581	21,957,581	558,256
State Street Navigator Securities Lending Portfolio II	657,455,382	657,455,382	807,677,240	816,703,232	—	—	648,429,390	648,429,390	3,592,958
Total		$670,045,124	$2,102,072,962	$2,101,731,115	$(1,557,216)	$1,557,216		$670,386,971	$4,557,383

See accompanying notes to financial statements.
136

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.0%
ADVERTISING — 1.6%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$5,074,000	$4,799,801
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	11,953,000	11,509,065
7.50%, 6/1/2029 (a) (b)	3,722,000	3,257,941
7.75%, 4/15/2028 (a) (b)	5,154,000	4,647,877
9.00%, 9/15/2028 (a) (b)	7,633,000	7,991,904
CMG Media Corp. 8.88%, 6/18/2029 (a) (b)	5,420,000	4,067,710
Lamar Media Corp.:
3.75%, 2/15/2028	6,933,000	6,495,042
4.88%, 1/15/2029	340,000	326,635
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	19,386,000	18,044,683
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a) (b)	1,404,000	1,306,422
5.00%, 8/15/2027 (a)	3,047,000	2,967,290
Stagwell Global LLC 5.63%, 8/15/2029 (a)	4,493,000	4,273,652
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	6,298,000	6,222,676
		75,910,698
AEROSPACE & DEFENSE — 2.1%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a) (b)	3,904,000	3,957,290
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	4,533,000	4,509,428
7.13%, 6/15/2026 (a) (b)	68,000	68,314
7.50%, 2/1/2029 (a) (b)	6,154,000	6,404,160
7.88%, 4/15/2027 (a)	1,960,000	1,960,941
F-Brasile SpA/F-Brasile U.S. LLC Series XR, 7.38%, 8/15/2026 (a)	2,780,000	2,781,084
Goat Holdco LLC 6.75%, 2/1/2032 (a)	846,000	837,701
Moog, Inc. 4.25%, 12/15/2027 (a)	5,107,500	4,875,670
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	461,000	436,954
TransDigm, Inc.:
4.63%, 1/15/2029	14,992,000	14,040,608
4.88%, 5/1/2029 (b)	2,984,000	2,808,362
5.50%, 11/15/2027	11,844,000	11,656,628
6.38%, 3/1/2029 (a)	19,307,000	19,366,852
6.75%, 8/15/2028 (a)	13,707,000	13,841,054
Security Description	Principal Amount	Value
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	$8,504,000	$8,862,529
		96,407,575
AGRICULTURE — 0.1%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	4,267,500	4,194,568
AIRLINES — 1.8%
Air Canada 3.88%, 8/15/2026 (a)	9,382,000	9,119,023
Allegiant Travel Co. 7.25%, 8/15/2027 (a) (b)	3,008,000	3,023,822
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	6,842,000	7,002,513
8.50%, 5/15/2029 (a)	1,917,000	2,010,722
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	10,255,780	10,231,679
5.75%, 4/20/2029 (a)	20,175,000	20,020,661
Avianca Midco 2 PLC 9.00%, 12/1/2028 (a)	8,325,000	8,129,623
OneSky Flight LLC 8.88%, 12/15/2029 (a)	3,278,000	3,289,604
United Airlines Holdings, Inc. 4.88%, 1/15/2025	1,263,000	1,261,674
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	13,027,000	12,803,978
4.63%, 4/15/2029 (a)	8,695,000	8,265,119
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
7.88%, 5/1/2027 (a)	1,261,000	1,226,776
9.50%, 6/1/2028 (a) (b)	224,000	225,319
		86,610,513
APPAREL — 0.3%
Crocs, Inc. 4.25%, 3/15/2029 (a)	444,000	409,315
Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	6,049,000	5,951,793
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	398,000	366,514
Under Armour, Inc. 3.25%, 6/15/2026	2,379,000	2,294,617
VF Corp.:
2.40%, 4/23/2025	541,000	535,990
2.80%, 4/23/2027	608,000	570,255
2.95%, 4/23/2030	1,324,000	1,131,517
William Carter Co. 5.63%, 3/15/2027 (a)	3,384,000	3,357,977
		14,617,978
AUTO MANUFACTURERS — 0.6%
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	1,999,000	1,939,630

See accompanying notes to financial statements.
137

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a) (c)	$8,143,000	$7,952,209
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a) (b)	2,102,000	2,036,376
5.50%, 7/15/2029 (a) (b)	300,000	292,776
5.88%, 1/15/2028 (a)	1,812,000	1,800,566
7.75%, 10/15/2025 (a) (b)	9,567,000	9,569,966
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	3,720,000	3,695,485
Wabash National Corp. 4.50%, 10/15/2028 (a)	2,840,000	2,588,234
		29,875,242
AUTO PARTS & EQUIPMENT — 2.3%
Adient Global Holdings Ltd.:
4.88%, 8/15/2026 (a) (b)	5,355,000	5,288,812
7.00%, 4/15/2028 (a)	6,658,000	6,738,429
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	2,213,000	2,023,412
6.50%, 4/1/2027 (b)	1,550,000	1,534,500
6.88%, 7/1/2028 (b)	135,000	133,703
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/2026 (a)	6,260,000	6,254,617
6.75%, 5/15/2028 (a)	6,998,000	7,123,474
8.50%, 5/15/2027 (a)	8,074,500	8,111,158
Dana, Inc.:
5.38%, 11/15/2027	1,446,000	1,425,583
5.63%, 6/15/2028	3,654,000	3,604,086
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	5,921,000	4,795,240
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	5,581,000	5,393,478
5.00%, 5/31/2026	5,287,000	5,190,512
5.00%, 7/15/2029 (b)	6,447,000	5,925,889
9.50%, 5/31/2025	3,270,000	3,288,214
Phinia, Inc. 6.75%, 4/15/2029 (a)	4,672,000	4,765,767
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a) (b)	5,683,000	4,891,301
Tenneco, Inc. 8.00%, 11/17/2028 (a)	13,129,000	12,213,121
Titan International, Inc. 7.00%, 4/30/2028 (b)	1,966,000	1,926,582
ZF North America Capital, Inc.:
4.75%, 4/29/2025 (a)	11,170,000	11,120,740
6.75%, 4/23/2030 (a)	1,185,000	1,141,487
6.88%, 4/14/2028 (a)	3,869,000	3,877,357
		106,767,462
BANKS — 0.4%
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	1,222,000	1,220,595
7.63%, 5/1/2026 (a)	2,306,000	2,313,425
Security Description	Principal Amount	Value
12.00%, 10/1/2028 (a)	$6,347,000	$6,885,416
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (a)	8,638,000	8,638,432
		19,057,868
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	643,000	598,144
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	2,664,000	2,643,248
		3,241,392
BIOTECHNOLOGY — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a) (b)	2,234,000	1,827,769
CHEMICALS — 2.2%
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	2,290,000	2,079,755
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a) (b)	469,000	458,659
Chemours Co.:
4.63%, 11/15/2029 (a)	311,000	270,477
5.38%, 5/15/2027 (b)	3,637,000	3,500,249
5.75%, 11/15/2028 (a)	6,364,000	5,917,056
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a)	4,614,000	3,762,625
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	3,893,000	3,773,991
Herens Holdco SARL 4.75%, 5/15/2028 (a)	2,432,000	2,237,464
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	2,149,000	2,175,261
INEOS Finance PLC 6.75%, 5/15/2028 (a)	4,183,000	4,221,484
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (a) (b)	4,809,000	5,075,371
Ingevity Corp. 3.88%, 11/1/2028 (a)	3,767,000	3,441,908
Iris Holding, Inc. 10.00%, 12/15/2028 (a) (b) (c)	2,443,000	2,325,932
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a) (b)	3,330,000	3,209,487
Methanex Corp.:
5.13%, 10/15/2027	4,795,000	4,676,468
5.25%, 12/15/2029	1,000,000	963,220
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	1,720,000	1,663,085
Olin Corp.:
5.13%, 9/15/2027 (b)	2,606,000	2,547,938
5.63%, 8/1/2029	3,141,000	3,055,659

See accompanying notes to financial statements.
138

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a) (b)	$5,319,000	$4,981,775
9.75%, 11/15/2028 (a)	9,534,000	10,110,330
Rain Carbon, Inc. 12.25%, 9/1/2029 (a) (b)	4,366,000	4,616,870
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	571	571
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	5,347,000	5,033,505
6.63%, 5/1/2029 (a)	3,320,000	3,164,026
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	3,984,000	3,714,801
SNF Group SACA 3.13%, 3/15/2027 (a)	1,217,000	1,148,033
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.13%, 4/1/2029 (a)	449,000	280,293
Tronox, Inc. 4.63%, 3/15/2029 (a) (b)	5,754,000	5,164,330
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	4,533,700	4,392,339
5.63%, 8/15/2029 (a)	7,600,000	6,999,904
		104,962,866
COAL — 0.2%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (a)	906,000	951,843
Coronado Finance Pty. Ltd. 9.25%, 10/1/2029 (a)	3,136,000	3,199,661
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	2,707,000	2,457,496
		6,609,000
COMMERCIAL SERVICES — 4.8%
ADT Security Corp. 4.13%, 8/1/2029 (a)	5,355,000	4,915,837
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	2,142,000	2,141,336
Albion Financing 2 SARL 8.75%, 4/15/2027 (a)	3,764,000	3,827,574
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	4,597,000	4,193,062
9.75%, 7/15/2027 (a)	6,279,000	6,320,441
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	13,022,000	12,287,597
Security Description	Principal Amount	Value
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a) (b)	$4,411,000	$4,207,829
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a) (b)	1,386,000	1,243,117
4.63%, 10/1/2027 (a) (b)	5,180,000	4,915,768
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.38%, 3/1/2029 (a) (b)	5,449,000	5,103,370
5.75%, 7/15/2027 (a)	404,000	394,845
5.75%, 7/15/2027 (a) (b)	6,953,000	6,830,975
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	6,712,000	6,734,619
Block, Inc. 2.75%, 6/1/2026	3,382,000	3,257,340
Brink's Co.:
4.63%, 10/15/2027 (a) (b)	4,295,000	4,155,455
6.50%, 6/15/2029 (a)	2,509,000	2,535,570
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	3,402,000	3,094,119
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (b)	4,730,000	4,614,304
CoreCivic, Inc. 8.25%, 4/15/2029	2,909,000	3,075,773
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	419,000	428,180
Deluxe Corp. 8.13%, 9/15/2029 (a)	5,128,000	5,202,151
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a) (b)	6,010,000	6,230,327
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	3,213,000	3,118,506
6.00%, 6/1/2029 (a)	1,656,000	1,568,265
7.75%, 2/15/2028 (a)	746,000	769,678
GEO Group, Inc. 8.63%, 4/15/2029	3,240,000	3,420,824
Graham Holdings Co. 5.75%, 6/1/2026 (a)	4,067,000	4,051,464
Grand Canyon University 5.13%, 10/1/2028	514,000	482,759
Herc Holdings, Inc.:
5.50%, 7/15/2027 (a)	3,506,000	3,455,829
6.63%, 6/15/2029 (a)	7,800,000	7,895,082
Hertz Corp.:
4.63%, 12/1/2026 (a) (b)	4,052,000	3,408,421
12.63%, 7/15/2029 (a)	6,804,000	7,247,213
Korn Ferry 4.63%, 12/15/2027 (a)	1,155,000	1,109,736
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a) (b)	3,155,000	3,018,704
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	6,686,000	6,204,341
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	4,384,000	4,096,322

See accompanying notes to financial statements.
139

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 4/15/2026 (a) (b)	$9,412,000	$9,409,929
6.25%, 1/15/2028 (a)	4,971,000	4,937,396
RR Donnelley & Sons Co.:
9.50%, 8/1/2029 (a)	9,027,000	9,170,168
10.88%, 8/1/2029 (a) (b)	2,736,000	2,743,196
Service Corp. International:
3.38%, 8/15/2030 (b)	2,998,000	2,627,987
4.63%, 12/15/2027	1,394,000	1,358,174
5.13%, 6/1/2029	1,941,000	1,882,285
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a)	3,659,000	3,597,236
Sotheby's 7.38%, 10/15/2027 (a)	6,233,000	6,159,700
StoneMor, Inc. 8.50%, 5/15/2029 (a)	2,099,000	1,880,074
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	257,000	232,516
United Rentals North America, Inc.:
3.88%, 11/15/2027	4,011,000	3,838,407
4.88%, 1/15/2028 (b)	8,915,000	8,664,310
5.50%, 5/15/2027	4,591,000	4,566,484
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	3,891,000	3,779,056
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	2,586,000	2,502,627
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a) (b)	5,139,000	5,099,841
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	1,113,000	1,060,878
6.13%, 6/15/2025 (a) (b)	341,000	341,164
6.63%, 6/15/2029 (a)	4,719,000	4,773,740
WW International, Inc. 4.50%, 4/15/2029 (a)	767,000	155,456
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	2,309,000	2,077,176
		226,414,533
COMPUTERS — 0.9%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a) (b)	5,637,200	5,524,118
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	5,853,000	5,568,135
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029 (b)	3,674,000	3,337,057
NCR Voyix Corp. 5.00%, 10/1/2028 (a) (b)	4,615,000	4,435,569
Science Applications International Corp. 4.88%, 4/1/2028 (a)	887,000	853,808
Seagate HDD Cayman:
4.09%, 6/1/2029	269,000	250,880
4.88%, 6/1/2027	4,404,000	4,340,494
Security Description	Principal Amount	Value
Unisys Corp. 6.88%, 11/1/2027 (a)	$3,011,000	$2,918,954
Virtusa Corp. 7.13%, 12/15/2028 (a)	837,000	794,539
Western Digital Corp. 4.75%, 2/15/2026	14,402,000	14,257,980
		42,281,534
CONSTRUCTION MATERIALS — 1.3%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	693,000	436,943
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	4,775,000	5,074,058
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a) (b)	4,827,000	4,625,135
Cornerstone Building Brands, Inc. 9.50%, 8/15/2029 (a)	5,243,000	5,068,303
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	2,471,000	2,175,617
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	4,431,000	4,504,112
Griffon Corp. 5.75%, 3/1/2028	5,417,000	5,309,852
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	3,520,000	3,406,374
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	6,596,000	6,236,254
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	2,008,000	1,940,591
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/2028 (a)	3,967,000	3,867,984
8.88%, 11/15/2031 (a)	3,974,000	4,167,534
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	4,725,000	4,530,519
5.00%, 2/15/2027 (a)	6,454,000	6,313,045
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/2029 (a)	4,198,000	4,214,708
		61,871,029
DISTRIBUTION & WHOLESALE — 0.6%
American Builders & Contractors Supply Co., Inc.:
3.88%, 11/15/2029 (a)	52,000	47,358
4.00%, 1/15/2028 (a)	7,077,000	6,777,926
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	3,629,000	3,606,500
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a) (b)	1,026,000	1,005,829
Gates Corp. 6.88%, 7/1/2029 (a)	3,492,000	3,553,110

See accompanying notes to financial statements.
140

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	$7,726,000	$7,074,930
Ritchie Bros Holdings, Inc. 6.75%, 3/15/2028 (a)	3,539,000	3,615,832
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	2,521,000	2,621,134
		28,302,619
DIVERSIFIED FINANCIAL SERVICES — 4.3%
AG Issuer LLC 6.25%, 3/1/2028 (a)	234,000	232,002
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	443,000	459,236
Ally Financial, Inc. 5.75%, 11/20/2025 (b)	5,682,000	5,710,524
Aretec Group, Inc. 7.50%, 4/1/2029 (a) (b)	608,000	604,236
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	1,492,000	1,509,322
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (a) (b)	6,922,000	7,441,496
Burford Capital Global Finance LLC 6.25%, 4/15/2028 (a)	306,000	304,075
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a)	2,782,000	2,384,369
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	6,859,000	6,168,436
Credit Acceptance Corp.:
6.63%, 3/15/2026	2,485,000	2,485,050
9.25%, 12/15/2028 (a)	4,252,000	4,491,643
Encore Capital Group, Inc. 9.25%, 4/1/2029 (a)	1,305,000	1,390,517
Enova International, Inc.:
9.13%, 8/1/2029 (a)	370,000	384,326
11.25%, 12/15/2028 (a)	2,537,000	2,738,539
Freedom Mortgage Holdings LLC 9.25%, 2/1/2029 (a)	7,099,000	7,323,328
GGAM Finance Ltd.:
6.88%, 4/15/2029 (a)	642,000	652,317
7.75%, 5/15/2026 (a)	1,368,000	1,385,196
8.00%, 2/15/2027 (a)	6,883,000	7,103,807
8.00%, 6/15/2028 (a)	6,254,000	6,568,388
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	7,294,000	7,454,978
goeasy Ltd.:
7.63%, 7/1/2029 (a)	3,472,000	3,547,794
9.25%, 12/1/2028 (a)	1,942,000	2,069,279
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (a)	9,920,000	9,299,702
Jefferson Capital Holdings LLC 9.50%, 2/15/2029 (a)	1,401,000	1,481,571
LD Holdings Group LLC 6.13%, 4/1/2028 (a) (b)	2,377,000	2,031,907
Security Description	Principal Amount	Value
Midcap Financial Issuer Trust:
5.63%, 1/15/2030 (a)	$696,000	$637,383
6.50%, 5/1/2028 (a)	6,666,000	6,509,216
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (a) (b)	1,296,000	1,280,241
5.50%, 8/15/2028 (a)	3,948,000	3,834,574
6.00%, 1/15/2027 (a)	122,000	121,244
6.50%, 8/1/2029 (a)	6,652,000	6,639,827
Navient Corp.:
4.88%, 3/15/2028	3,815,000	3,635,352
5.00%, 3/15/2027	1,883,000	1,844,587
5.50%, 3/15/2029 (b)	3,769,000	3,554,695
6.75%, 6/25/2025	5,811,000	5,820,704
6.75%, 6/15/2026	3,735,000	3,775,898
OneMain Finance Corp.:
3.50%, 1/15/2027	327,000	311,297
3.88%, 9/15/2028	1,923,000	1,772,256
5.38%, 11/15/2029 (b)	795,000	765,283
6.63%, 1/15/2028	7,146,000	7,237,683
6.63%, 5/15/2029	2,832,000	2,866,664
7.13%, 3/15/2026	13,938,000	14,184,006
9.00%, 1/15/2029	1,809,000	1,918,083
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a) (b)	2,735,000	2,825,091
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 2/1/2027 (a)	880,000	867,627
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	200,000	185,292
5.38%, 10/15/2025 (a)	2,639,000	2,629,843
7.13%, 11/15/2030 (a)	2,367,000	2,396,469
7.88%, 12/15/2029 (a)	1,496,000	1,567,404
PHH Escrow Issuer LLC 9.88%, 11/1/2029 (a)	2,724,000	2,735,550
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	2,584,000	2,629,840
PRA Group, Inc.:
5.00%, 10/1/2029 (a) (b)	3,385,000	3,100,288
8.38%, 2/1/2028 (a)	2,022,000	2,078,798
8.88%, 1/31/2030 (a)	2,304,000	2,390,538
Provident Funding Associates LP/PFG Finance Corp. 9.75%, 9/15/2029 (a)	1,991,000	2,041,989
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	3,103,000	2,938,913
3.63%, 3/1/2029 (a)	2,695,000	2,434,879
SLM Corp.:
3.13%, 11/2/2026	100,000	95,414
4.20%, 10/29/2025	4,529,000	4,476,735
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a) (b)	5,404,000	5,378,331

See accompanying notes to financial statements.
141

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 4/15/2029 (a)	$1,332,000	$1,279,159
5.75%, 6/15/2027 (a)	6,030,000	5,955,771
UWM Holdings LLC 6.63%, 2/1/2030 (a)	1,888,000	1,876,030
		201,814,992
ELECTRIC — 2.5%
AES Corp. 5 yr. CMT + 2.89%, 6.95%, 7/15/2055 (d)	1,224,000	1,197,843
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a)	2,655,000	2,508,550
Calpine Corp.:
4.50%, 2/15/2028 (a)	13,478,000	12,928,098
4.63%, 2/1/2029 (a)	1,563,000	1,474,112
5.13%, 3/15/2028 (a)	4,081,000	3,957,631
5.25%, 6/1/2026 (a)	2,204,000	2,203,912
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	6,720,000	6,425,395
DPL, Inc.:
4.13%, 7/1/2025	2,990,000	2,955,794
4.35%, 4/15/2029	4,326,000	4,028,760
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	5,226,000	4,779,281
NextEra Energy Operating Partners LP:
3.88%, 10/15/2026 (a)	6,252,000	5,980,226
4.50%, 9/15/2027 (a) (b)	5,007,000	4,771,871
7.25%, 1/15/2029 (a) (b)	6,749,000	6,907,197
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	2,467,000	2,237,396
5.25%, 6/15/2029 (a)	4,687,000	4,555,436
5.75%, 1/15/2028	1,684,000	1,676,944
5.75%, 7/15/2029 (a) (b)	5,833,000	5,724,273
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	4,832,000	4,527,922
PG&E Corp. 5.00%, 7/1/2028	3,545,000	3,462,579
Pike Corp. 5.50%, 9/1/2028 (a)	3,190,000	3,068,844
Terraform Global Operating LP 6.13%, 3/1/2026 (a)	2,863,000	2,856,673
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	7,423,000	6,989,126
5.00%, 7/31/2027 (a)	4,953,000	4,858,398
5.50%, 9/1/2026 (a)	3,869,000	3,859,792
5.63%, 2/15/2027 (a)	14,103,000	14,060,973
		117,997,026
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a) (b)	4,245,000	4,048,711
Security Description	Principal Amount	Value
WESCO Distribution, Inc.:
6.38%, 3/15/2029 (a)	$4,259,000	$4,309,043
7.25%, 6/15/2028 (a)	6,569,000	6,678,703
		15,036,457
ELECTRONICS — 0.5%
Atkore, Inc. 4.25%, 6/1/2031 (a)	1,936,000	1,712,508
Coherent Corp. 5.00%, 12/15/2029 (a)	1,000,000	953,890
Imola Merger Corp. 4.75%, 5/15/2029 (a)	11,800,000	11,215,546
Sensata Technologies BV 4.00%, 4/15/2029 (a)	5,877,000	5,392,853
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	3,038,000	2,651,840
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	1,886,000	1,749,548
		23,676,185
ENERGY-ALTERNATE SOURCES — 0.1%
Sunnova Energy Corp. 11.75%, 10/1/2028 (a) (b)	396,000	279,929
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	5,634,000	5,412,978
		5,692,907
ENGINEERING & CONSTRUCTION — 0.3%
Abengoa Abenewco 2 SA 1.50%, 10/26/2024 (a) (e)	9,040,537	1,190
AECOM 5.13%, 3/15/2027 (b)	3,784,000	3,743,095
Arcosa, Inc. 4.38%, 4/15/2029 (a)	1,490,000	1,388,606
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	3,324,000	3,104,018
TopBuild Corp. 3.63%, 3/15/2029 (a)	665,000	607,737
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	2,440,000	2,691,222
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	3,482,000	3,317,719
		14,853,587
ENTERTAINMENT — 2.6%
Affinity Interactive 6.88%, 12/15/2027 (a)	6,154,000	4,597,900
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	3,220,000	1,479,751
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	4,157,000	3,697,236
Banijay Entertainment SAS 8.13%, 5/1/2029 (a) (b)	4,253,000	4,403,514
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	2,510,000	2,378,827

See accompanying notes to financial statements.
142

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	$7,433,000	$6,963,532
8.13%, 7/1/2027 (a) (b)	3,814,000	3,852,560
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.38%, 4/15/2027	2,089,000	2,060,986
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	3,687,000	3,555,116
5.50%, 4/1/2027 (a)	1,385,000	1,368,740
Cinemark USA, Inc. 5.25%, 7/15/2028 (a) (b)	2,398,000	2,337,163
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	396,000	395,960
Great Canadian Gaming Corp. 8.75%, 11/15/2029 (a) (b)	3,711,000	3,814,017
International Game Technology PLC:
4.13%, 4/15/2026 (a)	2,321,000	2,278,340
5.25%, 1/15/2029 (a)	3,487,000	3,392,921
6.25%, 1/15/2027 (a)	5,572,000	5,597,966
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	5,910,000	5,700,904
Light & Wonder International, Inc. 7.00%, 5/15/2028 (a)	1,490,000	1,493,695
Lions Gate Capital Holdings 1, Inc. 5.50%, 4/15/2029 (a)	4,115,000	3,688,727
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a) (b)	1,984,000	1,872,717
4.75%, 10/15/2027 (a) (b)	1,804,000	1,743,241
6.50%, 5/15/2027 (a)	9,303,000	9,404,310
Merlin Entertainments Ltd. 5.75%, 6/15/2026 (a)	3,029,000	3,004,132
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	2,336,000	2,202,778
Mohegan Tribal Gaming Authority:
8.00%, 2/1/2026 (a)	8,123,000	8,070,769
13.25%, 12/15/2027 (a)	1,495,000	1,685,583
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	1,452,000	1,363,428
Odeon Finco PLC 12.75%, 11/1/2027 (a)	4,337,000	4,554,370
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a) (b)	1,255,000	1,122,171
5.63%, 1/15/2027 (a) (b)	2,773,000	2,730,129
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	4,106,000	3,197,712
5.88%, 9/1/2031 (a)	2,930,000	2,048,949
Security Description	Principal Amount	Value
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 4/16/2029	$6,122,000	$5,463,640
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a)	3,942,000	3,757,081
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	446,000	446,281
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	2,065,000	2,005,239
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.13%, 10/1/2029 (a) (b)	2,047,000	1,960,637
		119,691,022
ENVIRONMENTAL CONTROL — 0.9%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	5,482,000	5,366,110
Enviri Corp. 5.75%, 7/31/2027 (a)	2,858,000	2,714,786
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	4,402,000	4,148,225
3.75%, 8/1/2025 (a)	6,361,000	6,296,690
4.00%, 8/1/2028 (a)	565,000	534,869
4.75%, 6/15/2029 (a) (b)	1,869,000	1,796,090
5.13%, 12/15/2026 (a)	6,436,500	6,398,653
Madison IAQ LLC 5.88%, 6/30/2029 (a) (b)	8,895,000	8,395,457
Reworld Holding Corp. 4.88%, 12/1/2029 (a)	5,572,000	5,153,153
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a) (b)	3,095,000	3,091,255
		43,895,288
FOOD — 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a)	2,865,000	2,793,805
3.50%, 3/15/2029 (a)	9,698,000	8,837,787
4.63%, 1/15/2027 (a)	14,905,000	14,582,307
5.88%, 2/15/2028 (a)	5,013,000	4,991,344
6.50%, 2/15/2028 (a) (b)	3,501,000	3,546,513
7.50%, 3/15/2026 (a)	570,000	572,029
B&G Foods, Inc. 8.00%, 9/15/2028 (a)	9,271,000	9,534,945
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a) (b)	3,567,000	3,027,063
Chobani LLC/Chobani Finance Corp., Inc. 4.63%, 11/15/2028 (a)	5,073,000	4,881,849

See accompanying notes to financial statements.
143

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	$7,916,000	$8,210,792
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	549,000	535,775
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	6,266,000	5,813,156
5.50%, 10/15/2027 (a)	4,987,000	4,943,264
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	5,960,000	5,338,968
5.50%, 12/15/2029 (a)	990,000	958,082
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a) (b)	1,302,000	1,203,764
TreeHouse Foods, Inc. 4.00%, 9/1/2028	3,331,000	3,019,985
U.S. Foods, Inc.:
4.75%, 2/15/2029 (a)	759,000	727,646
6.88%, 9/15/2028 (a)	3,870,000	3,956,340
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	3,088,000	3,039,117
		90,514,531
FOOD SERVICE — 0.5%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	7,977,162	7,960,888
5.00%, 2/1/2028 (a)	7,166,000	6,957,398
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a)	1,473,720	1,458,437
10.50%, 5/15/2029 (a)	4,971,000	5,013,751
		21,390,474
FOREST PRODUCTS & PAPER — 0.4%
Domtar Corp. 6.75%, 10/1/2028 (a)	6,370,000	5,856,196
Magnera Corp. 4.75%, 11/15/2029 (a) (b)	5,666,000	5,036,564
Mercer International, Inc.:
5.13%, 2/1/2029	7,326,000	6,338,895
12.88%, 10/1/2028 (a)	1,550,000	1,668,358
		18,900,013
GAS — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.50%, 5/20/2025	691,006	687,869
5.75%, 5/20/2027	4,053,798	3,763,870
5.88%, 8/20/2026 (b)	7,718,000	7,453,658
9.38%, 6/1/2028 (a)	3,750,000	3,606,788
		15,512,185
Security Description	Principal Amount	Value
HAND & MACHINE TOOLS — 0.0% (c)
Werner FinCo LP/Werner FinCo, Inc. 11.50%, 6/15/2028 (a)	$873,000	$966,472
HEALTH CARE PRODUCTS — 1.7%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	619,000	565,927
4.63%, 7/15/2028 (a)	9,794,000	9,345,631
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	8,910,000	9,267,202
Hologic, Inc.:
3.25%, 2/15/2029 (a)	1,038,000	940,044
4.63%, 2/1/2028 (a) (b)	3,892,000	3,763,369
Medline Borrower LP:
3.88%, 4/1/2029 (a)	29,992,000	27,783,389
5.25%, 10/1/2029 (a)	16,119,000	15,518,567
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	5,886,000	5,945,920
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	4,023,000	3,818,350
4.63%, 11/15/2027 (b)	1,196,000	1,159,833
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	3,301,000	3,374,876
		81,483,108
HEALTH CARE SERVICES — 3.3%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	1,410,000	1,316,559
5.50%, 7/1/2028 (a) (b)	1,427,000	1,363,770
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	2,329,000	2,134,202
4.25%, 5/1/2028 (a)	5,313,000	5,039,859
CHS/Community Health Systems, Inc.:
5.63%, 3/15/2027 (a)	15,645,000	15,002,773
6.00%, 1/15/2029 (a)	10,185,000	9,114,353
6.88%, 4/15/2029 (a) (b)	5,032,000	3,792,870
8.00%, 12/15/2027 (a)	4,676,000	4,671,605
Encompass Health Corp. 4.50%, 2/1/2028	4,571,000	4,407,678
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	2,429,000	2,275,876
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	1,145,000	1,130,207
5.00%, 5/15/2027 (a)	13,000,000	12,770,680
Kedrion SpA 6.50%, 9/1/2029 (a) (b)	6,801,000	6,386,071
LifePoint Health, Inc.:
4.38%, 2/15/2027 (a)	3,035,700	2,903,222
5.38%, 1/15/2029 (a) (b)	3,471,000	3,037,299
11.00%, 10/15/2030 (a)	2,611,000	2,868,288
ModivCare, Inc. 5.00%, 10/1/2029 (a) (b)	3,057,000	1,805,739

See accompanying notes to financial statements.
144

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Molina Healthcare, Inc. 4.38%, 6/15/2028 (a)	$8,860,000	$8,391,838
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a) (b)	11,369,000	9,745,507
5.75%, 11/1/2028 (a)	3,562,000	2,319,752
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a) (b)	8,901,000	8,669,574
Tenet Healthcare Corp.:
4.25%, 6/1/2029	8,846,000	8,296,840
4.63%, 6/15/2028	12,499,000	11,971,417
5.13%, 11/1/2027	11,468,000	11,245,291
6.13%, 10/1/2028 (b)	6,194,000	6,186,072
6.25%, 2/1/2027	4,428,000	4,420,782
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	5,621,000	5,730,047
		156,998,171
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Benteler International AG 10.50%, 5/15/2028 (a)	5,823,000	6,126,262
HOME BUILDERS — 1.1%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	4,182,000	4,335,856
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 8/1/2029 (a)	3,674,000	3,377,398
Beazer Homes USA, Inc. 5.88%, 10/15/2027	3,596,000	3,541,197
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 6.25%, 9/15/2027 (a)	5,364,000	5,314,329
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	3,611,000	3,235,456
6.75%, 6/1/2027 (b)	3,498,000	3,502,687
Empire Communities Corp. 9.75%, 5/1/2029 (a)	5,548,000	5,831,004
Forestar Group, Inc. 3.85%, 5/15/2026 (a)	1,873,000	1,820,125
K Hovnanian Enterprises, Inc. 11.75%, 9/30/2029 (a)	5,364,000	5,851,588
LGI Homes, Inc. 8.75%, 12/15/2028 (a)	2,356,000	2,466,002
M/I Homes, Inc. 4.95%, 2/1/2028	1,526,000	1,472,849
Mattamy Group Corp. 5.25%, 12/15/2027 (a)	2,128,000	2,080,312
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 2/15/2028	464,000	442,447
STL Holding Co. LLC 8.75%, 2/15/2029 (a)	996,000	1,051,886
Taylor Morrison Communities, Inc.:
5.75%, 1/15/2028 (a)	4,980,000	4,943,596
5.88%, 6/15/2027 (a)	791,000	792,803
Security Description	Principal Amount	Value
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	$1,027,000	$929,106
Tri Pointe Homes, Inc. 5.70%, 6/15/2028 (b)	2,688,000	2,666,335
		53,654,976
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	4,437,000	4,091,136
HOUSEHOLD PRODUCTS — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	5,765,000	5,642,090
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	62,000	10,748
		5,652,838
HOUSEHOLD PRODUCTS & WARES — 0.1%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	3,763,000	3,427,340
HOUSEWARES — 0.5%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029 (a)	6,777,000	6,671,414
Newell Brands, Inc.:
5.70%, 4/1/2026	5,934,500	5,932,601
6.38%, 9/15/2027 (b)	2,532,000	2,552,990
6.63%, 9/15/2029	3,644,000	3,709,556
Scotts Miracle-Gro Co. 4.50%, 10/15/2029 (b)	2,666,000	2,454,613
SWF Holdings I Corp. 6.50%, 10/1/2029 (a) (b)	3,131,000	1,942,065
		23,263,239
INSURANCE — 1.2%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	2,364,000	2,224,335
6.00%, 8/1/2029 (a) (b)	2,455,000	2,353,658
8.25%, 2/1/2029 (a)	7,789,000	8,040,195
8.50%, 6/15/2029 (a)	1,398,000	1,454,885
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	2,770,000	2,641,361
5.88%, 11/1/2029 (a) (b)	402,000	385,787
6.75%, 10/15/2027 (a)	9,239,000	9,162,594
6.75%, 4/15/2028 (a)	7,135,000	7,141,207
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	2,963,000	2,780,390
6.38%, 2/15/2029 (a)	3,022,000	3,035,357
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	6,870,000	6,967,966

See accompanying notes to financial statements.
145

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
AssuredPartners, Inc. 5.63%, 1/15/2029 (a) (b)	$1,658,000	$1,675,840
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	7,058,000	6,827,345
Sagicor Financial Co. Ltd. 5.30%, 5/13/2028 (a)	374,000	364,878
SiriusPoint Ltd. 7.00%, 4/5/2029	1,893,000	1,945,739
		57,001,537
INTERNET — 2.2%
Acuris Finance U.S., Inc./Acuris Finance SARL:
5.00%, 5/1/2028 (a)	1,436,000	1,297,526
9.00%, 8/1/2029 (a)	1,885,000	1,814,143
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	3,340,000	2,979,748
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	3,121,000	2,866,826
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	396,000	371,377
5.63%, 9/15/2028 (a)	2,655,000	2,461,981
Cars.com, Inc. 6.38%, 11/1/2028 (a)	468,000	465,506
Cogent Communications Group LLC:
3.50%, 5/1/2026 (a) (b)	2,620,000	2,536,632
7.00%, 6/15/2027 (a) (b)	3,202,000	3,212,631
Gen Digital, Inc.:
5.00%, 4/15/2025 (a)	12,219,000	12,200,061
6.75%, 9/30/2027 (a)	4,310,000	4,369,521
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	2,773,000	2,535,936
5.25%, 12/1/2027 (a)	5,657,000	5,561,340
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a) (b)	2,666,000	2,331,657
ION Trading Technologies SARL:
5.75%, 5/15/2028 (a)	2,406,000	2,275,908
9.50%, 5/30/2029 (a)	5,398,000	5,655,754
Match Group Holdings II LLC:
4.63%, 6/1/2028 (a)	5,077,000	4,837,416
5.00%, 12/15/2027 (a)	3,701,000	3,581,680
5.63%, 2/15/2029 (a)	1,259,000	1,222,539
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	4,732,000	3,694,462
Newfold Digital Holdings Group, Inc.:
6.00%, 2/15/2029 (a) (b)	604,000	317,070
11.75%, 10/15/2028 (a)	9,752,000	7,233,643
Rakuten Group, Inc.:
5 yr. CMT + 4.25%, 8.13%, 12/15/2029 (a) (d)	2,015,000	2,007,061
9.75%, 4/15/2029 (a)	11,537,000	12,516,261
11.25%, 2/15/2027 (a)	9,689,000	10,568,664
Security Description	Principal Amount	Value
Wayfair LLC 7.25%, 10/31/2029 (a)	$5,478,000	$5,480,355
		104,395,698
INVESTMENT COMPANY SECURITY — 1.0%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	3,814,000	3,648,930
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	8,059,000	6,728,298
5.25%, 5/15/2027	5,983,000	5,659,918
6.25%, 5/15/2026	2,313,000	2,295,283
9.00%, 6/15/2030 (b)	2,334,000	2,241,434
9.75%, 1/15/2029	4,749,000	4,761,680
10.00%, 11/15/2029 (a) (c)	3,731,000	3,741,148
Prospect Capital Corp.:
3.44%, 10/15/2028 (b)	2,980,000	2,580,650
3.71%, 1/22/2026	2,984,000	2,892,988
Saks Global Enterprises LLC:
11.00%, 12/15/2029 (a) (b)	9,555,000	9,203,758
11.00%, 12/15/2029 (a)	3,550,000	3,423,691
		47,177,778
IRON/STEEL — 0.9%
Algoma Steel, Inc. 9.13%, 4/15/2029 (a)	4,466,000	4,579,928
ATI, Inc. 5.88%, 12/1/2027	2,855,000	2,832,617
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a) (b)	2,021,000	1,902,307
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	109,000	108,902
Carpenter Technology Corp. 6.38%, 7/15/2028	21,000	21,065
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a)	2,121,000	1,973,675
5.88%, 6/1/2027 (b)	1,408,000	1,396,300
6.88%, 11/1/2029 (a) (b)	6,555,000	6,482,436
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	2,359,000	2,362,350
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	2,321,000	2,361,060
8.13%, 5/1/2027 (a)	3,917,000	3,933,686
9.25%, 10/1/2028 (a)	7,746,748	8,130,754
TMS International Corp. 6.25%, 4/15/2029 (a)	4,350,000	4,179,132
U.S. Steel Corp. 6.88%, 3/1/2029 (b)	2,994,000	3,005,916
		43,270,128
IT SERVICES — 0.3%
ASGN, Inc. 4.63%, 5/15/2028 (a)	3,458,000	3,283,890

See accompanying notes to financial statements.
146

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	$2,063,000	$2,118,144
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	8,085,000	8,746,434
		14,148,468
LEISURE TIME — 3.0%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (e) (f)	1,771,000	—
Acushnet Co. 7.38%, 10/15/2028 (a) (b)	1,925,000	1,989,699
Carnival Corp.:
4.00%, 8/1/2028 (a)	3,486,000	3,302,671
5.75%, 3/1/2027 (a)	18,469,000	18,408,237
6.00%, 5/1/2029 (a) (b)	9,473,000	9,453,486
7.63%, 3/1/2026 (a)	3,625,200	3,631,508
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	12,184,000	12,979,493
Life Time, Inc.:
5.75%, 1/15/2026 (a)	2,004,000	2,003,840
8.00%, 4/15/2026 (a)	347,000	347,580
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	1,244,000	1,244,871
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	3,042,000	2,671,271
NCL Corp. Ltd.:
5.88%, 3/15/2026 (a)	9,920,000	9,909,485
5.88%, 2/15/2027 (a)	7,794,000	7,772,878
6.25%, 3/1/2030 (a) (b)	2,254,000	2,227,200
8.13%, 1/15/2029 (a)	2,959,000	3,116,922
8.38%, 2/1/2028 (a)	3,834,000	3,998,440
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	1,537,000	1,540,812
Royal Caribbean Cruises Ltd.:
4.25%, 7/1/2026 (a)	4,771,000	4,683,595
5.38%, 7/15/2027 (a)	3,983,000	3,957,987
5.50%, 8/31/2026 (a)	6,125,000	6,119,426
5.50%, 4/1/2028 (a)	10,776,000	10,700,029
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a) (b)	4,969,000	4,898,490
10.75%, 11/15/2029 (a) (b)	8,166,875	8,426,500
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	5,123,000	5,084,424
7.00%, 2/15/2029 (a) (b)	3,462,000	3,474,394
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	1,651,000	1,624,237
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	6,583,000	6,411,315
		139,978,790
LODGING — 3.0%
Boyd Gaming Corp. 4.75%, 12/1/2027	1,674,000	1,622,809
Security Description	Principal Amount	Value
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	$1,726,000	$1,712,503
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	1,500,000	1,543,470
Hilton Domestic Operating Co., Inc.:
3.75%, 5/1/2029 (a)	1,169,000	1,077,631
5.38%, 5/1/2025 (a)	3,940,000	3,933,499
5.75%, 5/1/2028 (a)	309,000	308,580
5.88%, 4/1/2029 (a)	4,672,000	4,657,377
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.00%, 6/1/2029 (a) (b)	6,757,000	6,350,499
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	3,424,000	3,375,071
Las Vegas Sands Corp. 3.50%, 8/18/2026	500	487
Melco Resorts Finance Ltd.:
4.88%, 6/6/2025	8,252,000	8,193,576
5.25%, 4/26/2026	1,442,000	1,418,034
5.38%, 12/4/2029 (a)	8,241,000	7,537,054
5.63%, 7/17/2027	3,705,143	3,580,909
5.75%, 7/21/2028 (a)	3,135,000	2,992,263
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a)	5,934,000	5,743,044
5.25%, 6/18/2025 (a)	5,549,000	5,523,585
5.88%, 5/15/2026 (a) (b)	5,612,000	5,591,348
MGM Resorts International:
4.63%, 9/1/2026 (b)	2,730,000	2,691,015
4.75%, 10/15/2028 (b)	3,649,000	3,492,348
5.50%, 4/15/2027	3,254,000	3,230,181
6.13%, 9/15/2029 (b)	6,014,000	5,998,424
Station Casinos LLC 4.50%, 2/15/2028 (a)	4,956,000	4,707,060
Studio City Co. Ltd. 7.00%, 2/15/2027 (a)	3,175,000	3,187,351
Studio City Finance Ltd.:
5.00%, 1/15/2029 (a)	6,269,000	5,691,374
6.50%, 1/15/2028 (a) (b)	2,993,000	2,906,652
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	3,478,000	3,245,391
6.60%, 10/1/2025	2,130,000	2,133,855
6.63%, 7/31/2026 (a)	8,191,000	8,244,078
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	672,000	637,184
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (a) (b)	5,264,000	5,201,306
Wynn Macau Ltd.:
5.13%, 12/15/2029 (a) (b)	40,000	37,090
5.50%, 1/15/2026 (a)	8,621,000	8,536,773
5.50%, 10/1/2027 (a)	7,216,000	7,003,777

See accompanying notes to financial statements.
147

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 8/26/2028 (a)	$11,413,000	$10,980,904
		143,086,502
MACHINERY, CONSTRUCTION & MINING — 0.2%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	3,030,000	2,834,959
4.13%, 4/15/2029 (a)	873,500	810,538
Terex Corp. 5.00%, 5/15/2029 (a)	2,239,000	2,131,774
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	825,000	778,759
		6,556,030
MACHINERY-DIVERSIFIED — 0.8%
ATS Corp. 4.13%, 12/15/2028 (a)	5,810,000	5,376,458
Esab Corp. 6.25%, 4/15/2029 (a)	2,743,000	2,778,110
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a) (b)	8,480,000	6,993,711
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 2/15/2029 (a) (b)	5,273,000	5,510,707
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	3,982,000	4,211,323
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	2,802,000	2,588,123
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	10,508,500	10,291,815
		37,750,247
MEDIA — 8.1%
Altice Financing SA 9.63%, 7/15/2027 (a)	3,480,000	3,231,528
AMC Networks, Inc.:
4.25%, 2/15/2029 (b)	5,829,000	4,561,367
10.25%, 1/15/2029 (a)	6,318,000	6,710,095
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/2028 (a)	18,154,000	17,501,182
5.13%, 5/1/2027 (a)	20,767,000	20,397,555
5.38%, 6/1/2029 (a) (b)	3,182,000	3,039,796
5.50%, 5/1/2026 (a)	2,475,000	2,464,605
6.38%, 9/1/2029 (a) (b)	9,084,000	9,009,602
CSC Holdings LLC:
5.38%, 2/1/2028 (a)	10,101,000	8,700,193
5.50%, 4/15/2027 (a)	7,675,000	6,862,908
6.50%, 2/1/2029 (a)	7,826,000	6,577,283
7.50%, 4/1/2028 (a)	2,632,000	1,799,841
11.25%, 5/15/2028 (a) (b)	6,260,000	6,171,171
11.75%, 1/31/2029 (a)	15,367,000	15,148,328
Cumulus Media New Holdings, Inc. 8.00%, 7/1/2029 (a)	1,952,000	717,536
Security Description	Principal Amount	Value
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	$23,347,000	$22,715,230
DISH DBS Corp.:
5.13%, 6/1/2029	10,776,000	6,842,113
5.25%, 12/1/2026 (a)	16,826,000	15,309,473
5.75%, 12/1/2028 (a)	16,405,000	14,017,088
7.38%, 7/1/2028	7,043,000	5,026,519
7.75%, 7/1/2026	11,999,000	10,084,560
DISH Network Corp. 11.75%, 11/15/2027 (a)	19,478,000	20,600,907
GCI LLC 4.75%, 10/15/2028 (a)	4,653,000	4,340,691
Gray Television, Inc.:
7.00%, 5/15/2027 (a) (b)	7,248,000	7,022,297
10.50%, 7/15/2029 (a) (b)	7,160,000	7,169,236
iHeartCommunications, Inc.:
7.00%, 1/15/2031 (a) (b)	1,192,000	879,946
7.75%, 8/15/2030 (a)	3,654,340	2,859,265
9.13%, 5/1/2029 (a)	5,664,169	4,927,827
10.88%, 5/1/2030 (a)	5,203,073	3,991,330
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a) (b)	2,045,000	1,649,108
6.75%, 10/15/2027 (a)	10,727,000	9,681,118
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	6,169,000	6,016,811
8.00%, 8/1/2029 (a)	2,259,000	2,264,625
News Corp. 3.88%, 5/15/2029 (a)	1,126,000	1,045,074
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	6,997,000	6,527,082
5.63%, 7/15/2027 (a)	10,239,000	9,979,441
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a) (b)	5,297,000	4,621,315
6.50%, 9/15/2028 (a)	6,345,000	4,177,040
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a) (b)	6,624,000	4,863,672
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	2,724,000	2,195,789
Sirius XM Radio LLC:
3.13%, 9/1/2026 (a)	3,689,000	3,545,387
4.00%, 7/15/2028 (a)	12,771,000	11,768,221
5.00%, 8/1/2027 (a)	8,953,500	8,702,802
5.50%, 7/1/2029 (a) (b)	6,656,000	6,385,700
Sunrise HoldCo IV BV 5.50%, 1/15/2028 (a)	117,000	114,488
TEGNA, Inc.:
4.63%, 3/15/2028	6,742,000	6,397,349
4.75%, 3/15/2026 (a)	3,162,000	3,121,463
5.00%, 9/15/2029	4,231,000	3,959,412
Telenet Finance Luxembourg Notes SARL 5.50%, 3/1/2028 (a)	5,200,000	5,049,200

See accompanying notes to financial statements.
148

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (b)	$3,023,000	$3,008,550
Univision Communications, Inc.:
4.50%, 5/1/2029 (a) (b)	5,797,000	5,177,765
6.63%, 6/1/2027 (a)	9,562,000	9,531,019
8.00%, 8/15/2028 (a)	7,906,000	8,050,522
Urban One, Inc. 7.38%, 2/1/2028 (a)	4,137,000	2,575,200
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a) (b)	215,000	185,229
5.50%, 5/15/2029 (a)	10,533,000	9,872,476
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	2,916,000	2,749,788
		381,895,118
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	6,116,000	6,000,407
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	435,000	404,994
		6,405,401
MINING — 0.6%
Alcoa Nederland Holding BV:
4.13%, 3/31/2029 (a) (b)	1,566,000	1,459,387
5.50%, 12/15/2027 (a) (b)	998,000	1,000,874
6.13%, 5/15/2028 (a)	2,841,000	2,840,233
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a) (b)	2,134,000	2,101,627
Constellium SE 3.75%, 4/15/2029 (a) (b)	2,429,000	2,198,731
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027 (a)	3,423,000	3,326,814
Hecla Mining Co. 7.25%, 2/15/2028	3,843,000	3,870,093
Hudbay Minerals, Inc.:
4.50%, 4/1/2026 (b)	1,919,000	1,892,038
6.13%, 4/1/2029	116,000	116,276
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	4,970,500	4,677,439
New Gold, Inc. 7.50%, 7/15/2027 (a)	2,161,000	2,170,724
Novelis Corp. 3.25%, 11/15/2026 (a)	2,220,000	2,116,859
Perenti Finance Pty. Ltd.:
6.50%, 10/7/2025 (a)	468,342	468,207
7.50%, 4/26/2029 (a) (b)	964,000	1,007,515
		29,246,817
Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.7%
Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	$2,235,000	$2,213,522
Calderys Financing LLC 11.25%, 6/1/2028 (a)	952,000	1,020,449
Enpro, Inc. 5.75%, 10/15/2026	3,696,000	3,678,961
FXI Holdings, Inc. 12.25%, 11/15/2026 (a) (b)	7,493,000	7,185,766
Hillenbrand, Inc.:
5.00%, 9/15/2026	1,946,000	1,929,984
6.25%, 2/15/2029	5,278,000	5,280,217
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	4,322,000	4,175,225
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	5,774,000	5,990,294
		31,474,418
OFFICE & BUSINESS EQUIPMENT — 0.4%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a) (b)	6,158,000	6,138,972
7.25%, 3/15/2029 (a)	1,791,000	1,756,022
Xerox Holdings Corp.:
5.50%, 8/15/2028 (a)	8,612,000	7,405,631
8.88%, 11/30/2029 (a)	5,300,000	4,757,757
		20,058,382
OFFICE FURNISHINGS — 0.1%
Steelcase, Inc. 5.13%, 1/18/2029	4,774,000	4,586,668
OIL & GAS — 4.7%
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	5,140,000	5,261,098
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
5.88%, 6/30/2029 (a) (b)	2,604,000	2,535,671
8.25%, 12/31/2028 (a)	1,330,000	1,357,504
California Resources Corp.:
7.13%, 2/1/2026 (a)	1,857,000	1,858,727
8.25%, 6/15/2029 (a)	2,766,000	2,804,641
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11.00%, 4/15/2026 (a)	2,840,000	2,854,768
Chord Energy Corp. 6.38%, 6/1/2026 (a)	4,825,000	4,824,083
Civitas Resources, Inc.:
5.00%, 10/15/2026 (a)	7,234,000	7,124,477
8.38%, 7/1/2028 (a)	6,467,000	6,720,118
CNX Resources Corp. 6.00%, 1/15/2029 (a)	3,430,000	3,362,223
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	13,160,000	12,829,549
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (a)	3,380,000	3,288,943

See accompanying notes to financial statements.
149

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
9.25%, 2/15/2028 (a)	$4,750,000	$4,964,320
CVR Energy, Inc.:
5.75%, 2/15/2028 (a)	3,537,000	3,273,670
8.50%, 1/15/2029 (a)	6,254,000	6,000,213
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	4,292,000	4,383,806
EnQuest PLC 11.63%, 11/1/2027 (a)	876,000	875,343
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	2,641,000	2,659,593
HF Sinclair Corp. 5.00%, 2/1/2028 (b)	961,000	949,497
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	6,907,000	6,589,623
6.25%, 11/1/2028 (a)	4,859,000	4,711,870
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (a)	5,628,000	5,700,601
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	4,582,000	4,412,237
Matador Resources Co. 6.88%, 4/15/2028 (a)	2,537,000	2,571,630
MEG Energy Corp. 5.88%, 2/1/2029 (a)	1,648,000	1,610,294
Nabors Industries Ltd. 7.50%, 1/15/2028 (a) (b)	3,264,000	3,029,123
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	3,067,000	3,064,516
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	5,301,000	5,373,041
Parkland Corp.:
4.50%, 10/1/2029 (a)	6,306,000	5,847,680
5.88%, 7/15/2027 (a)	2,428,000	2,404,230
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028 (b)	5,272,000	5,057,061
Permian Resources Operating LLC:
5.88%, 7/1/2029 (a)	6,490,000	6,369,091
8.00%, 4/15/2027 (a)	5,953,000	6,076,346
Precision Drilling Corp. 6.88%, 1/15/2029 (a)	4,602,000	4,563,711
Puma International Financing SA:
5.00%, 1/24/2026 (a)	2,775,713	2,734,882
7.75%, 4/25/2029 (a)	1,025,000	1,040,642
Range Resources Corp. 4.88%, 5/15/2025	5,644,000	5,631,583
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	2,775,000	2,699,687
SM Energy Co.:
6.50%, 7/15/2028	4,197,000	4,174,168
6.75%, 9/15/2026	4,964,000	4,962,362
6.75%, 8/1/2029 (a)	6,010,000	5,950,080
Security Description	Principal Amount	Value
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a)	$2,654,000	$2,658,963
Sunoco LP 7.00%, 5/1/2029 (a)	2,957,000	3,034,473
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	5,079,000	4,776,089
5.88%, 3/15/2028	5,294,000	5,271,395
6.00%, 4/15/2027	3,244,000	3,234,495
7.00%, 9/15/2028 (a)	1,642,000	1,678,912
Talos Production, Inc. 9.00%, 2/1/2029 (a)	4,363,000	4,470,635
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	3,619,000	3,384,634
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	14,025	14,008
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	1,255,000	1,280,238
Transocean, Inc.:
8.00%, 2/1/2027 (a)	3,086,000	3,081,124
8.25%, 5/15/2029 (a)	6,287,000	6,169,370
Viper Energy, Inc. 5.38%, 11/1/2027 (a)	3,820,000	3,763,655
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	4,058,000	3,918,729
		219,239,422
OIL & GAS SERVICES — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp. 6.88%, 4/1/2027 (a)	649,000	651,531
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	200,000	198,842
Enerflex Ltd. 9.00%, 10/15/2027 (a)	2,312,000	2,410,514
KCA Deutag U.K. Finance PLC 9.88%, 12/1/2025 (a)	3,162,000	3,164,466
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	5,416,000	5,523,399
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	1,638,000	1,638,803
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 9/1/2027	5,702,000	5,721,729
7.13%, 3/15/2029 (a)	4,843,000	4,926,445
Viridien 8.75%, 4/1/2027 (a)	60,000	58,792
		24,294,521

See accompanying notes to financial statements.
150

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 3.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a) (b)	$5,066,000	$4,537,717
4.00%, 9/1/2029 (a) (b)	5,031,000	4,322,585
6.00%, 6/15/2027 (a)	3,803,000	3,772,462
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	10,356,000	9,007,649
5.25%, 8/15/2027 (a)	11,886,000	6,748,940
Ball Corp.:
2.88%, 8/15/2030 (b)	3,471,000	2,972,773
6.88%, 3/15/2028	974,000	996,110
Berry Global, Inc. 5.63%, 7/15/2027 (a) (b)	3,300,000	3,288,978
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	2,176,000	2,111,112
Clydesdale Acquisition Holdings, Inc. 6.63%, 4/15/2029 (a)	2,419,000	2,435,304
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	2,714,000	2,650,031
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/1/2026	4,127,000	4,085,689
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	5,145,000	5,284,584
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	652,500	642,856
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	2,879,000	2,684,984
3.50%, 3/1/2029 (a) (b)	1,529,000	1,394,173
4.75%, 7/15/2027 (a)	2,035,000	1,989,355
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	3,568,000	3,510,876
LABL, Inc.:
5.88%, 11/1/2028 (a)	7,361,000	6,569,619
8.25%, 11/1/2029 (a) (b)	1,142,000	990,753
10.50%, 7/15/2027 (a) (b)	4,733,000	4,570,374
Mauser Packaging Solutions Holding Co.:
7.25%, 4/15/2025 (a)	447	439
7.88%, 4/15/2027 (a)	15,644,000	15,944,991
9.25%, 4/15/2027 (a)	7,236,000	7,331,949
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	609,000	605,462
Security Description	Principal Amount	Value
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	$2,308,000	$2,306,592
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a) (b)	5,553,000	5,512,741
Sealed Air Corp.:
1.57%, 10/15/2026 (a)	724,000	681,262
4.00%, 12/1/2027 (a)	2,384,000	2,276,625
5.00%, 4/15/2029 (a)	6,319,000	6,071,801
5.50%, 9/15/2025 (a)	258,000	257,951
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	6,466,000	6,490,183
Silgan Holdings, Inc. 4.13%, 2/1/2028	2,855,000	2,725,726
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	1,598,000	1,760,692
TriMas Corp. 4.13%, 4/15/2029 (a)	3,397,500	3,111,566
Trivium Packaging Finance BV:
5.50%, 8/15/2026 (a)	6,752,000	6,659,295
8.50%, 8/15/2027 (a) (b)	3,634,000	3,626,550
		139,930,749
PHARMACEUTICALS — 2.8%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	4,140,000	3,773,569
AdaptHealth LLC:
4.63%, 8/1/2029 (a) (b)	1,710,000	1,537,273
6.13%, 8/1/2028 (a) (b)	4,523,000	4,432,811
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	4,677,000	4,471,212
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	15,544,000	12,462,713
5.00%, 1/30/2028 (a)	3,070,000	2,093,679
5.50%, 11/1/2025 (a)	18,088,000	17,702,002
5.75%, 8/15/2027 (a)	6,863,000	5,972,663
6.13%, 2/1/2027 (a)	5,053,500	4,608,994
6.25%, 2/15/2029 (a)	1,256,000	777,703
9.00%, 12/15/2025 (a)	255,000	247,625
11.00%, 9/30/2028 (a)	13,239,000	12,573,608
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	3,465,000	3,178,306
CVS Health Corp. 5 yr. CMT + 2.89%, 7.00%, 3/10/2055 (d)	4,556,000	4,573,814
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (b)	6,703,000	6,817,353
Grifols SA 4.75%, 10/15/2028 (a) (b)	7,045,000	6,477,173

See accompanying notes to financial statements.
151

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a)	$3,405,500	$2,391,989
12.25%, 4/15/2029 (a)	4,990,000	5,216,446
Jazz Securities DAC 4.38%, 1/15/2029 (a) (b)	9,716,000	9,157,330
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75%, 11/14/2028 (a)	4,778,205	5,116,454
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	2,179,000	2,012,982
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/2028 (a)	10,531,000	9,896,718
Owens & Minor, Inc. 4.50%, 3/31/2029 (a) (b)	2,410,000	2,152,660
P&L Development LLC/PLD Finance Corp. 12.00%, 5/15/2029 (a)	320,464	330,363
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	5,967,000	5,820,272
		133,795,712
PIPELINES — 4.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	6,487,000	6,310,294
5.75%, 3/1/2027 (a) (b)	3,839,500	3,817,730
5.75%, 1/15/2028 (a) (b)	2,743,000	2,719,959
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 7/15/2029 (a)	1,297,000	1,324,548
Buckeye Partners LP:
3.95%, 12/1/2026	4,376,000	4,217,195
4.13%, 3/1/2025 (a)	4,345,000	4,325,447
4.50%, 3/1/2028 (a)	4,962,000	4,708,988
6.88%, 7/1/2029 (a)	2,999,000	3,033,548
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (a)	3,750,000	3,732,712
8.63%, 3/15/2029 (a)	5,958,000	6,162,061
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	5,857,000	5,480,219
EQM Midstream Partners LP:
4.50%, 1/15/2029 (a)	5,899,000	5,630,360
6.38%, 4/1/2029 (a)	4,897,000	4,914,286
6.50%, 7/1/2027 (a)	7,924,000	8,030,419
7.50%, 6/1/2027 (a)	4,740,001	4,834,706
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	1,750,000	1,870,628
Security Description	Principal Amount	Value
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75%, 2/1/2028	$3,517,000	$3,519,356
8.00%, 1/15/2027	1,428,000	1,451,805
8.25%, 1/15/2029	4,890,000	4,931,223
Global Partners LP/GLP Finance Corp.:
6.88%, 1/15/2029	250,000	248,318
7.00%, 8/1/2027	1,488,000	1,488,417
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	4,380,000	4,419,464
Hess Midstream Operations LP:
5.13%, 6/15/2028 (a)	6,767,000	6,584,494
5.63%, 2/15/2026 (a)	4,145,000	4,136,337
6.50%, 6/1/2029 (a)	3,169,000	3,205,634
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (a)	1,135,000	1,190,933
ITT Holdings LLC 6.50%, 8/1/2029 (a)	9,859,000	9,017,041
Kinetik Holdings LP 6.63%, 12/15/2028 (a)	5,471,000	5,589,283
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	383,000	416,968
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a) (b)	2,358,000	2,269,009
8.75%, 3/15/2029 (a) (b)	3,473,000	2,954,342
NFE Financing LLC 12.00%, 11/15/2029 (a)	15,997,972	16,810,509
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (a)	4,944,000	5,010,843
Northriver Midstream Finance LP 5.63%, 2/15/2026 (a)	1,764,000	1,758,249
NuStar Logistics LP:
5.63%, 4/28/2027	1,935,000	1,923,777
5.75%, 10/1/2025	5,011,000	5,007,593
6.00%, 6/1/2026	3,476,000	3,478,190
6.38%, 10/1/2030	920,000	922,346
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	4,527,000	4,656,201
Rockies Express Pipeline LLC:
3.60%, 5/15/2025 (a)	5,338,000	5,284,994
4.95%, 7/15/2029 (a)	4,097,000	3,891,167
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	3,326,000	3,447,399
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	4,441,000	4,274,462
6.00%, 3/1/2027 (a)	4,553,000	4,529,507

See accompanying notes to financial statements.
152

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
7.38%, 2/15/2029 (a)	$3,128,000	$3,137,259
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	10,500,000	9,648,135
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (a)	16,497,000	17,159,849
9.50%, 2/1/2029 (a)	16,599,000	18,343,721
		231,819,925
REAL ESTATE — 0.5%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/2029 (a) (b)	444,000	356,865
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a)	1,577,000	1,577,237
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 1/15/2028 (a) (g)	4,264,416	4,345,099
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	3,293,000	3,038,747
5.38%, 8/1/2028 (a)	1,763,000	1,712,737
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	6,312,000	5,984,975
Kennedy-Wilson, Inc. 4.75%, 3/1/2029 (b)	1,537,000	1,387,434
Newmark Group, Inc. 7.50%, 1/12/2029	6,006,000	6,278,973
		24,682,067
REAL ESTATE INVESTMENT TRUSTS — 4.5%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a) (b)	3,981,000	3,453,518
Blackstone Mortgage Trust, Inc. 7.75%, 12/1/2029 (a)	5,241,000	5,382,297
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	1,314,000	1,246,447
4.55%, 10/1/2029 (b)	806,000	728,584
8.30%, 3/15/2028 (b)	2,479,000	2,615,494
8.88%, 4/12/2029	6,670,000	7,107,419
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	3,408,000	3,232,590
5.75%, 5/15/2026 (a)	6,667,000	6,589,996
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	4,140,000	3,853,554
Diversified Healthcare Trust:
4.75%, 2/15/2028	3,210,000	2,754,790
9.75%, 6/15/2025	2,600,000	2,600,416
Security Description	Principal Amount	Value
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a) (b)	$2,129,000	$1,945,331
Hudson Pacific Properties LP:
3.95%, 11/1/2027	4,202,000	3,650,277
4.65%, 4/1/2029 (b)	6,151,000	4,633,179
5.95%, 2/15/2028 (b)	792,000	675,972
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	5,281,000	5,148,341
4.88%, 9/15/2029 (a)	2,576,000	2,442,151
5.00%, 7/15/2028 (a)	6,539,000	6,311,181
5.25%, 3/15/2028 (a)	7,468,000	7,309,977
7.00%, 2/15/2029 (a)	2,502,000	2,557,394
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	4,449,000	4,290,260
4.75%, 6/15/2029 (a)	1,265,000	1,193,578
MPT Operating Partnership LP/MPT Finance Corp.:
4.63%, 8/1/2029 (b)	5,158,000	3,702,309
5.00%, 10/15/2027 (b)	7,819,000	6,608,228
5.25%, 8/1/2026 (b)	5,814,000	5,349,810
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a)	3,608,000	3,306,660
Office Properties Income Trust:
4.50%, 2/1/2025	4,000,000	3,969,880
9.00%, 9/30/2029 (a)	4,844,000	4,228,473
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	3,265,000	3,070,961
5.88%, 10/1/2028 (a)	3,316,000	3,246,696
Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029 (a)	600,000	591,360
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	307,000	289,381
4.75%, 10/15/2027	3,022,000	2,924,903
7.25%, 7/15/2028 (a)	1,151,000	1,180,477
Rithm Capital Corp.:
6.25%, 10/15/2025 (a)	2,961,000	2,960,141
8.00%, 4/1/2029 (a)	8,325,000	8,342,316
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	2,483,000	2,412,806
4.00%, 9/15/2029 (a)	1,117,000	1,010,751
SBA Communications Corp.:
3.13%, 2/1/2029	7,757,000	7,003,873
3.88%, 2/15/2027	11,057,000	10,583,982

See accompanying notes to financial statements.
153

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Service Properties Trust:
3.95%, 1/15/2028	$6,063,000	$5,075,580
4.75%, 10/1/2026	3,772,000	3,559,825
4.95%, 2/15/2027	4,289,000	4,008,714
4.95%, 10/1/2029 (b)	2,634,000	2,092,107
5.25%, 2/15/2026	1,940,000	1,882,983
8.38%, 6/15/2029	378,000	365,772
8.88%, 6/15/2032 (b)	2,713,000	2,511,017
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	5,643,100	5,446,325
4.38%, 1/15/2027 (a)	706,000	682,462
4.75%, 3/15/2025	316,000	315,877
7.25%, 4/1/2029 (a)	4,049,000	4,150,670
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	1,620,500	1,519,462
6.50%, 2/15/2029 (a) (b)	6,094,000	5,534,937
10.50%, 2/15/2028 (a)	16,839,000	17,949,701
Vornado Realty LP:
2.15%, 6/1/2026	300,000	285,816
3.50%, 1/15/2025	3,124,000	3,120,126
XHR LP 4.88%, 6/1/2029 (a)	3,446,000	3,250,198
		212,257,325
RETAIL — 4.5%
1011778 BC ULC/New Red Finance, Inc.:
3.88%, 1/15/2028 (a)	12,035,000	11,380,055
4.38%, 1/15/2028 (a)	6,416,000	6,139,214
5.63%, 9/15/2029 (a)	4,227,000	4,160,763
6.13%, 6/15/2029 (a)	2,423,000	2,431,602
Academy Ltd. 6.00%, 11/15/2027 (a)	4,415,000	4,393,676
Advance Auto Parts, Inc. 1.75%, 10/1/2027	5,184,000	4,629,053
Arko Corp. 5.13%, 11/15/2029 (a) (b)	674,000	613,353
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	1,288,000	1,233,878
Bath & Body Works, Inc. 5.25%, 2/1/2028 (b)	2,574,000	2,536,265
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	5,339,000	5,307,927
eG Global Finance PLC 12.00%, 11/30/2028 (a)	7,170,000	8,015,128
Evergreen Acqco 1 LP/TVI, Inc. 9.75%, 4/26/2028 (a)	1,887,000	1,984,124
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	5,850,000	5,766,403
5.88%, 4/1/2029 (a)	5,718,000	5,230,826
Security Description	Principal Amount	Value
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	$306,000	$283,249
6.75%, 1/15/2030 (a)	2,174,000	2,004,493
Foot Locker, Inc. 4.00%, 10/1/2029 (a) (b)	2,081,000	1,796,111
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a) (b)	1,131,000	992,758
Gap, Inc. 3.63%, 10/1/2029 (a)	1,699,000	1,526,212
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a) (b)	5,973,000	5,523,353
11.50%, 8/15/2029 (a)	3,143,000	3,202,748
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	2,828,000	1,738,768
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	2,068,000	1,933,849
Guitar Center, Inc. 8.50%, 1/15/2026 (a) (b)	3,930,000	3,340,500
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	2,814,000	2,652,645
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	1,418,000	1,359,181
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	3,544,000	3,477,373
Kohl's Corp. 4.25%, 7/17/2025 (b)	4,380,000	4,328,491
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	3,774,000	3,469,400
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	1,191,000	1,112,084
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	2,384,000	2,179,071
4.63%, 12/15/2027 (a)	1,322,000	1,278,414
Macy's Retail Holdings LLC 5.88%, 3/15/2030 (a) (b)	2,150,000	2,053,401
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a) (b)	9,556,000	7,215,640
7.88%, 5/1/2029 (a)	3,038,000	1,842,274
Murphy Oil USA, Inc. 4.75%, 9/15/2029	3,345,000	3,175,342
Nordstrom, Inc. 4.00%, 3/15/2027	2,690,000	2,570,752
Papa John's International, Inc. 3.88%, 9/15/2029 (a)	2,522,000	2,255,979
Park River Holdings, Inc. 5.63%, 2/1/2029 (a)	200,000	173,436
Patrick Industries, Inc. 4.75%, 5/1/2029 (a) (b)	4,345,000	4,095,293

See accompanying notes to financial statements.
154

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Penske Automotive Group, Inc. 3.50%, 9/1/2025 (b)	$7,789,000	$7,680,110
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	1,860,000	1,754,705
7.75%, 2/15/2029 (a)	12,539,000	12,117,439
QVC, Inc.:
4.45%, 2/15/2025	6,002,000	5,958,966
5.45%, 8/15/2034 (b)	1,968,000	1,205,184
6.88%, 4/15/2029 (a) (b)	3,815,000	3,104,418
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	2,226,000	2,385,871
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	2,520,000	2,517,052
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029 (a)	2,683,000	2,722,923
Staples, Inc. 10.75%, 9/1/2029 (a)	14,248,000	14,028,581
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.88%, 3/1/2027	802,000	796,474
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	6,745,000	6,125,269
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	1,356,000	1,231,709
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a) (b)	4,122,000	4,310,046
Walgreens Boots Alliance, Inc.:
3.45%, 6/1/2026	8,943,000	8,667,734
8.13%, 8/15/2029 (b)	7,617,000	7,523,463
White Cap Buyer LLC 6.88%, 10/15/2028 (a) (b)	887,000	876,241
		212,409,269
SEMICONDUCTORS — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	200,000	200,008
ams-OSRAM AG 12.25%, 3/30/2029 (a) (b)	1,637,000	1,612,642
Entegris, Inc.:
3.63%, 5/1/2029 (a) (b)	1,294,000	1,173,438
4.38%, 4/15/2028 (a) (b)	2,158,000	2,064,537
ON Semiconductor Corp. 3.88%, 9/1/2028 (a) (b)	454,000	423,709
Synaptics, Inc. 4.00%, 6/15/2029 (a) (b)	5,322,000	4,846,692
		10,321,026
SOFTWARE — 3.5%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	814,000	812,641
Security Description	Principal Amount	Value
Alteryx, Inc. 8.75%, 3/15/2028 (a)	$3,935,000	$4,003,981
Camelot Finance SA 4.50%, 11/1/2026 (a)	6,717,000	6,533,760
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	5,096,000	5,168,465
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	7,347,000	7,269,710
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	4,809,000	4,478,141
4.88%, 7/1/2029 (a) (b)	8,370,000	7,803,937
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	27,056,000	26,552,758
8.25%, 6/30/2032 (a)	3,959,000	4,081,927
9.00%, 9/30/2029 (a)	17,665,000	17,941,281
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	1,189,000	1,179,036
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a)	6,010,000	5,734,081
Dye & Durham Ltd. 8.63%, 4/15/2029 (a)	3,593,000	3,768,626
Elastic NV 4.13%, 7/15/2029 (a)	1,884,000	1,746,298
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	1,127,000	1,130,708
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	3,211,000	3,031,537
5.25%, 5/15/2026 (a)	4,152,500	4,136,471
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL:
4.63%, 5/1/2028 (a) (b)	723,000	662,232
8.75%, 5/1/2029 (a)	4,786,000	4,902,300
Open Text Corp.:
3.88%, 2/15/2028 (a)	9,263,000	8,699,346
3.88%, 12/1/2029 (a)	2,088,000	1,892,668
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	2,844,000	2,575,270
PTC, Inc.:
3.63%, 2/15/2025 (a)	6,246,000	6,230,822
4.00%, 2/15/2028 (a)	3,268,000	3,097,704
Rackspace Finance LLC 3.50%, 5/15/2028 (a)	6,287,833	3,801,058
Rocket Software, Inc.:
6.50%, 2/15/2029 (a)	2,854,000	2,675,768
9.00%, 11/28/2028 (a)	4,207,000	4,344,569
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	12,266,000	12,131,810
Twilio, Inc. 3.63%, 3/15/2029	1,464,000	1,342,386
West Technology Group LLC 8.50%, 4/10/2027 (a)	1,506,000	1,255,868

See accompanying notes to financial statements.
155

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	$5,016,000	$4,547,305
		163,532,464
TELECOMMUNICATIONS — 4.8%
Altice Financing SA:
5.00%, 1/15/2028 (a) (b)	8,105,000	6,351,726
5.75%, 8/15/2029 (a)	12,920,000	9,482,634
Altice France Holding SA:
6.00%, 2/15/2028 (a)	11,717,000	3,057,083
10.50%, 5/15/2027 (a)	6,112,000	1,774,619
Altice France SA:
5.13%, 1/15/2029 (a)	2,426,000	1,831,339
5.50%, 1/15/2028 (a)	8,458,000	6,305,608
5.50%, 10/15/2029 (a)	12,550,000	9,554,692
8.13%, 2/1/2027 (a)	24,128,000	19,546,817
CommScope LLC:
4.75%, 9/1/2029 (a) (b)	9,968,000	8,923,752
6.00%, 3/1/2026 (a) (b)	5,375,000	5,344,255
7.13%, 7/1/2028 (a)	2,723,000	2,390,712
8.25%, 3/1/2027 (a) (b)	6,498,850	6,206,597
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	7,974,000	7,114,084
Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 9/15/2029 (a) (b)	13,159,000	11,975,216
Consolidated Communications, Inc.:
5.00%, 10/1/2028 (a)	2,386,000	2,217,572
6.50%, 10/1/2028 (a)	6,664,000	6,417,299
EchoStar Corp. 10.75%, 11/30/2029	27,572,000	29,653,410
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	5,362,000	5,261,945
5.88%, 10/15/2027 (a)	8,145,000	8,115,189
5.88%, 11/1/2029	396,000	393,577
6.75%, 5/1/2029 (a) (b)	8,796,000	8,837,781
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	4,645,659	3,240,200
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	10,194,000	9,322,209
6.63%, 8/1/2026 (b)	3,657,500	2,893,777
Iliad Holding SASU 7.00%, 10/15/2028 (a)	6,653,000	6,756,454
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	5,539,000	4,422,172
3.75%, 7/15/2029 (a)	1,816,000	1,424,452
4.88%, 6/15/2029 (a)	3,157,000	2,745,990
10.50%, 4/15/2029 (a)	1,842,130	2,052,243
RCN Corp. Zero Coupon, 4/15/2023 (f)	154,000	—
Telesat Canada/Telesat LLC 5.63%, 12/6/2026 (a)	4,095,000	2,301,963
Security Description	Principal Amount	Value
Viasat, Inc.:
5.63%, 9/15/2025 (a) (b)	$960,000	$950,669
5.63%, 4/15/2027 (a) (b)	6,400,500	6,193,060
6.50%, 7/15/2028 (a) (b)	2,428,000	1,969,618
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	3,673,000	3,307,096
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a) (b)	14,743,000	13,589,360
Zegona Finance PLC 8.63%, 7/15/2029 (a)	3,076,000	3,271,972
		225,197,142
TRANSPORTATION — 0.2%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	154,000	152,711
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	1,002,000	919,335
RXO, Inc. 7.50%, 11/15/2027 (a)	3,268,000	3,364,046
Seaspan Corp. 5.50%, 8/1/2029 (a)	3,537,000	3,299,632
		7,735,724
TRUCKING & LEASING — 0.3%
Fortress Transportation & Infrastructure Investors LLC 5.50%, 5/1/2028 (a)	9,193,000	9,005,923
NAC Aviation 29 DAC 4.75%, 6/30/2026	3,445,008	3,312,547
		12,318,470
TOTAL CORPORATE BONDS & NOTES (Cost $4,640,128,235)		4,618,156,653
	Shares
COMMON STOCKS — 0.0% (c)
AEROSPACE & DEFENSE — 0.0% (c)
Erickson, Inc. (h)	3,081	955
CONSTRUCTION & ENGINEERING — 0.0%
Abengoa SA Class A (f) (h)	1,017,249	—
Abengoa SA Class B (f) (h)	10,518,618	—
		—
HOUSEHOLD PRODUCTS — 0.0% (c)
Cenveo Enterprises, Inc. (f) (h)	9,870	59,220
MEDIA — 0.0% (c)
Clear Channel Outdoor Holdings, Inc. (h)	70,012	95,916
iHeartMedia, Inc. Class A (h)	29,774	58,953
		154,869

See accompanying notes to financial statements.
156

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Erickson, Inc. (h)	4,342	$1,346
TOTAL COMMON STOCKS (Cost $12,530,354)		216,390
Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% (c)
IT SERVICES — 0.0% (c)
Vericast Corp. 2024 Extended Term Loan, 3 mo. USD Term SOFR + 0.08%, 12.08%, 6/30/2025 (c) (d) (Cost $5,964)	$5,964	5,765
	Shares
WARRANTS — 0.0%
ADVERTISING SERVICES — 0.0%
Affinion Group Holdings, Inc. (expiring 05/17/26) (b) (f) (h) (Cost $0)	11,802	—
SHORT-TERM INVESTMENTS — 9.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (i) (j)	37,859,672	37,859,672
State Street Navigator Securities Lending Portfolio II (k) (l)	392,099,784	392,099,784
TOTAL SHORT-TERM INVESTMENTS (Cost $429,959,456)		429,959,456
TOTAL INVESTMENTS — 107.1% (Cost $5,082,624,009)		5,048,338,264
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(334,281,711)
NET ASSETS — 100.0%		$4,714,056,553

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 82.1% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	Amount is less than 0.05% of net assets.
(d)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $59,220, representing less than 0.05% of the Fund's net assets.
(g)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2024. Maturity date shown is the final maturity.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at December 31, 2024.
(k)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
157

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,618,156,653	$0(a)	$4,618,156,653
Common Stocks	157,170	—	59,220	216,390
Senior Floating Rate Loans	—	5,765	—	5,765
Warrants	—	—	0(a)	0
Short-Term Investments	429,959,456	—	—	429,959,456
TOTAL INVESTMENTS	$430,116,626	$4,618,162,418	$59,220	$5,048,338,264
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2024.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	67,598,017	$67,618,297	$215,396,695	$283,014,992	$2,858	$(2,858)	—	$—	$298,660
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	373,623,916	335,764,244	—	—	37,859,672	37,859,672	330,585
State Street Navigator Securities Lending Portfolio II	318,371,484	318,371,484	632,219,478	558,491,178	—	—	392,099,784	392,099,784	2,181,406
Total		$385,989,781	$1,221,240,089	$1,177,270,414	$2,858	$(2,858)		$429,959,456	$2,810,651

See accompanying notes to financial statements.
158

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.7%
AEROSPACE & DEFENSE — 3.7%
BAE Systems PLC 5.30%, 3/26/2034 (a)	$76,000	$75,983
Boeing Co.:
3.63%, 2/1/2031	73,000	66,134
5.04%, 5/1/2027	105,000	105,144
5.15%, 5/1/2030	215,000	212,532
5.71%, 5/1/2040	147,000	140,468
5.81%, 5/1/2050	254,000	237,647
5.93%, 5/1/2060	171,000	158,749
L3Harris Technologies, Inc. 5.40%, 7/31/2033	73,000	73,056
Lockheed Martin Corp. 4.09%, 9/15/2052	75,000	59,783
Northrop Grumman Corp.:
3.25%, 1/15/2028	100,000	95,605
4.03%, 10/15/2047	104,000	82,157
RTX Corp.:
4.13%, 11/16/2028	147,000	143,261
4.50%, 6/1/2042	213,000	185,170
6.10%, 3/15/2034	7,000	7,394
6.40%, 3/15/2054	84,000	91,809
		1,734,892
AGRICULTURE — 3.2%
Altria Group, Inc.:
2.45%, 2/4/2032	132,000	108,858
3.88%, 9/16/2046	70,000	50,920
4.80%, 2/14/2029	60,000	59,364
5.38%, 1/31/2044	9,000	8,436
5.80%, 2/14/2039	100,000	99,498
5.95%, 2/14/2049 (b)	130,000	127,688
BAT Capital Corp.:
2.26%, 3/25/2028	72,000	66,187
3.56%, 8/15/2027	144,000	139,376
4.39%, 8/15/2037	121,000	104,834
4.54%, 8/15/2047	80,000	63,744
Philip Morris International, Inc.:
4.88%, 2/15/2028	58,000	58,174
5.13%, 11/17/2027	83,000	83,976
5.13%, 2/15/2030	84,000	84,536
5.25%, 2/13/2034	99,000	98,119
5.38%, 2/15/2033	114,000	114,420
5.75%, 11/17/2032	68,000	70,053
6.38%, 5/16/2038	75,000	80,619
Reynolds American, Inc. 5.85%, 8/15/2045	108,000	103,131
		1,521,933
AIRLINES — 0.7%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028 (a)	166,000	163,663
Security Description	Principal Amount	Value
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 6/20/2027 (a)	$60,000	$60,395
Southwest Airlines Co. 5.13%, 6/15/2027	92,000	92,458
		316,516
APPAREL — 0.2%
NIKE, Inc.:
2.85%, 3/27/2030	70,000	63,917
3.38%, 3/27/2050	70,000	49,377
		113,294
AUTO MANUFACTURERS — 3.5%
Ford Motor Co.:
3.25%, 2/12/2032	77,000	64,199
4.75%, 1/15/2043	110,000	87,005
6.10%, 8/19/2032	174,000	173,513
Ford Motor Credit Co. LLC:
4.00%, 11/13/2030	84,000	75,738
4.95%, 5/28/2027	76,000	75,313
5.11%, 5/3/2029	86,000	83,830
5.80%, 3/5/2027	86,000	86,775
5.80%, 3/8/2029	8,000	8,005
5.85%, 5/17/2027	82,000	82,898
6.13%, 3/8/2034	54,000	52,949
6.80%, 5/12/2028	7,000	7,234
6.80%, 11/7/2028	91,000	94,410
7.35%, 11/4/2027	96,000	100,544
General Motors Co. 6.25%, 10/2/2043	70,000	69,556
General Motors Financial Co., Inc.:
5.80%, 6/23/2028	50,000	51,032
5.80%, 1/7/2029	86,000	87,804
6.10%, 1/7/2034 (b)	76,000	77,391
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	80,000	93,676
Nissan Motor Co. Ltd.:
4.35%, 9/17/2027 (a)	115,000	110,867
4.81%, 9/17/2030 (a)	122,000	115,020
Toyota Motor Credit Corp. Series MTN, 3.05%, 3/22/2027 (b)	45,000	43,554
		1,641,313
BANKS — 27.8%
Bank of America Corp.:
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	260,000	247,912
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	235,000	163,733
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	220,000	189,591

See accompanying notes to financial statements.
159

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	$317,000	$304,128
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	271,000	213,253
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (c)	196,000	192,792
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	266,000	264,725
SOFR + 1.65%, 5.47%, 1/23/2035 (b) (c)	227,000	228,118
BNP Paribas SA SOFR + 1.00%, 1.32%, 1/13/2027 (a) (c)	100,000	96,244
Citigroup, Inc.:
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	117,000	111,406
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	147,000	124,810
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	170,000	148,440
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	147,000	126,591
SOFR + 1.28%, 3.07%, 2/24/2028 (c)	140,000	134,611
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	147,000	132,455
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	127,000	124,512
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	242,000	232,801
4.45%, 9/29/2027	129,000	127,233
SOFR + 1.34%, 4.54%, 9/19/2030 (c)	200,000	194,489
SOFR + 1.36%, 5.17%, 2/13/2030 (c)	88,000	87,979
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	156,000	159,377
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	122,000	128,128
Goldman Sachs Group, Inc.:
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	204,000	193,616
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	197,000	164,753
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	170,000	145,260
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	147,000	124,428
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	197,000	170,428
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	160,000	155,572
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	170,000	165,511
Security Description	Principal Amount	Value
SOFR + 1.42%, 5.02%, 10/23/2035 (c)	$175,000	$168,220
SOFR + 1.55%, 5.33%, 7/23/2035 (c)	135,000	132,942
SOFR + 1.58%, 5.56%, 11/19/2045 (c)	130,000	125,609
6.75%, 10/1/2037	264,000	284,000
HSBC Holdings PLC:
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	147,000	125,115
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (c)	147,000	139,085
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	118,000	115,481
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	142,000	139,270
4.95%, 3/31/2030	120,000	118,932
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	118,000	116,921
SOFR + 1.57%, 5.89%, 8/14/2027 (c)	118,000	119,721
SOFR + 2.39%, 6.25%, 3/9/2034 (c)	125,000	130,189
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	137,000	145,030
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	140,000	148,379
JPMorgan Chase & Co.:
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	170,000	163,216
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	75,000	63,462
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	153,000	131,535
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (c)	180,000	162,308
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	170,000	147,295
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	171,000	117,895
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	172,000	172,039
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	218,000	213,494
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	188,000	188,281
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	163,000	166,339
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	240,000	254,781
Morgan Stanley:
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	257,000	244,244
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	65,000	62,313

See accompanying notes to financial statements.
160

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	$170,000	$141,111
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	170,000	151,223
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	117,000	108,889
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	48,000	46,318
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	147,000	143,358
SOFR + 1.10%, 4.65%, 10/18/2030 (c)	225,000	220,454
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	159,000	156,917
SOFR + 1.56%, 5.32%, 7/19/2035 (c)	170,000	167,956
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	133,000	136,168
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	142,000	150,636
PNC Financial Services Group, Inc.:
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	123,000	125,212
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	105,000	116,854
Sumitomo Mitsui Financial Group, Inc. 3.04%, 7/16/2029	123,000	113,086
UBS AG 7.50%, 2/15/2028	127,000	136,052
UBS Group AG:
SOFR + 1.73%, 3.09%, 5/14/2032 (a) (c)	136,179	118,684
SOFR + 3.73%, 4.19%, 4/1/2031 (a) (c)	173,000	163,791
SOFR + 3.92%, 6.54%, 8/12/2033 (a) (c)	136,778	144,865
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (c)	91,000	82,182
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	161,000	117,525
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	152,000	133,635
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (c)	267,000	258,965
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	172,000	166,534
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	264,000	235,934
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	307,000	304,342
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	$178,000	$178,148
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	113,000	114,795
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	160,000	169,933
		13,052,559
BEVERAGES — 4.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	225,000	214,257
4.90%, 2/1/2046	450,000	411,131
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	102,000	95,639
4.00%, 4/13/2028	88,000	86,433
4.44%, 10/6/2048	97,000	82,499
4.75%, 1/23/2029	159,000	159,106
5.45%, 1/23/2039	65,000	65,400
5.55%, 1/23/2049	192,000	190,682
5.80%, 1/23/2059	110,000	113,241
Coca-Cola Co.:
1.65%, 6/1/2030	100,000	85,365
2.25%, 1/5/2032 (b)	90,000	76,773
5.20%, 1/14/2055	70,000	66,899
5.40%, 5/13/2064	90,000	87,186
Molson Coors Beverage Co. 4.20%, 7/15/2046	90,000	72,295
PepsiCo, Inc.:
2.75%, 3/19/2030	108,000	98,230
3.00%, 10/15/2027	28,000	26,956
		1,932,092
BIOTECHNOLOGY — 2.4%
Amgen, Inc.:
4.66%, 6/15/2051	151,000	127,272
5.15%, 3/2/2028	72,000	72,564
5.25%, 3/2/2030	157,000	158,625
5.25%, 3/2/2033	298,000	296,649
5.60%, 3/2/2043	132,000	129,076
5.65%, 3/2/2053	203,000	196,892
5.75%, 3/2/2063	127,000	122,767
		1,103,845
CHEMICALS — 0.5%
DuPont de Nemours, Inc. 4.73%, 11/15/2028	110,000	109,541
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (a)	85,000	72,304
Sherwin-Williams Co. 3.45%, 6/1/2027	70,000	68,060
		249,905

See accompanying notes to financial statements.
161

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 0.1%
United Rentals North America, Inc. 6.00%, 12/15/2029 (a)	$70,000	$70,687
COMPUTERS — 1.4%
Apple, Inc.:
2.65%, 2/8/2051	165,000	102,498
3.85%, 5/4/2043	122,000	101,417
4.65%, 2/23/2046	197,000	180,822
International Business Machines Corp.:
3.50%, 5/15/2029	145,000	137,583
4.25%, 5/15/2049	143,000	115,475
		637,795
CONSTRUCTION MATERIALS — 0.3%
Carrier Global Corp.:
2.72%, 2/15/2030	100,000	89,584
3.38%, 4/5/2040	60,000	46,459
		136,043
COSMETICS/PERSONAL CARE — 0.2%
Kenvue, Inc. 5.05%, 3/22/2053	76,000	70,750
DIVERSIFIED FINANCIAL SERVICES — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.00%, 10/29/2028	172,000	159,419
3.30%, 1/30/2032	177,000	154,627
Visa, Inc. 4.30%, 12/14/2045	170,000	146,057
		460,103
ELECTRIC — 2.7%
Berkshire Hathaway Energy Co. 6.13%, 4/1/2036	59,000	62,239
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	76,000	69,974
Duke Energy Corp. 3.75%, 9/1/2046	80,000	58,898
Florida Power & Light Co. 2.45%, 2/3/2032	28,000	23,675
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	70,000	63,450
2.25%, 6/1/2030	145,000	125,642
3.55%, 5/1/2027	70,000	68,229
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	90,000	77,217
3.50%, 8/1/2050	70,000	48,297
4.50%, 7/1/2040	110,000	95,184
4.55%, 7/1/2030	150,000	145,389
4.95%, 7/1/2050	170,000	148,257
6.75%, 1/15/2053	67,000	73,440
PacifiCorp 5.80%, 1/15/2055	86,000	84,155
Security Description	Principal Amount	Value
Southern California Edison Co. 4.00%, 4/1/2047	$85,000	$65,463
Southern Co. 4.40%, 7/1/2046	85,000	70,585
		1,280,094
ELECTRONICS — 0.5%
Honeywell International, Inc.:
1.75%, 9/1/2031	73,000	59,996
5.00%, 3/1/2035	70,000	68,808
5.25%, 3/1/2054	89,000	83,933
		212,737
ENTERTAINMENT — 2.0%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	196,000	188,900
4.28%, 3/15/2032 (b)	241,000	213,060
5.05%, 3/15/2042	223,000	180,105
5.14%, 3/15/2052	326,000	244,087
5.39%, 3/15/2062	150,000	111,166
		937,318
ENVIRONMENTAL CONTROL — 0.1%
Waste Management, Inc. 4.95%, 3/15/2035	70,000	68,119
FOOD — 1.3%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.75%, 4/1/2033	80,000	80,077
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	128,000	104,059
5.20%, 7/15/2045	87,000	79,100
Kroger Co.:
5.00%, 9/15/2034	100,000	97,124
5.50%, 9/15/2054	100,000	94,761
5.65%, 9/15/2064	75,000	71,077
Nestle Holdings, Inc. 4.00%, 9/24/2048 (a)	100,000	79,808
		606,006
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories 4.90%, 11/30/2046	150,000	140,517
HEALTH CARE SERVICES — 1.6%
Centene Corp. 4.63%, 12/15/2029	164,000	155,333
Cigna Group:
2.40%, 3/15/2030	60,000	52,457
4.38%, 10/15/2028	177,000	173,657
4.90%, 12/15/2048	147,000	125,838
HCA, Inc. 3.50%, 9/1/2030	139,000	126,404
UnitedHealth Group, Inc. 5.63%, 7/15/2054	130,000	126,961
		760,650

See accompanying notes to financial statements.
162

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS — 0.1%
Procter & Gamble Co. 3.00%, 3/25/2030	$73,000	$67,493
INSURANCE — 1.6%
Berkshire Hathaway Finance Corp.:
2.85%, 10/15/2050	121,000	76,357
3.85%, 3/15/2052	132,000	100,573
4.20%, 8/15/2048	71,000	59,037
Chubb INA Holdings LLC 5.00%, 3/15/2034	80,000	79,267
Corebridge Financial, Inc. 3.90%, 4/5/2032	77,000	70,252
Equitable Holdings, Inc. 4.35%, 4/20/2028	75,000	73,489
Marsh & McLennan Cos., Inc.:
4.38%, 3/15/2029	80,000	78,661
5.00%, 3/15/2035	95,000	92,661
5.40%, 3/15/2055	70,000	67,222
Prudential Financial, Inc. Series MTN, 3.70%, 3/13/2051	70,000	52,406
		749,925
INTERNET — 1.8%
Amazon.com, Inc.:
2.10%, 5/12/2031	173,000	148,071
3.10%, 5/12/2051	135,000	91,450
3.15%, 8/22/2027	170,000	164,433
4.05%, 8/22/2047	170,000	140,793
Meta Platforms, Inc.:
3.85%, 8/15/2032	140,000	130,427
5.40%, 8/15/2054	160,000	155,951
		831,125
LEISURE TIME — 0.3%
Carnival Corp. 4.00%, 8/1/2028 (a)	125,000	118,589
MACHINERY, CONSTRUCTION & MINING — 0.2%
Caterpillar, Inc. 3.80%, 8/15/2042	90,000	72,932
MACHINERY-DIVERSIFIED — 0.3%
John Deere Capital Corp. Series MTN, 4.95%, 7/14/2028	73,000	73,726
Otis Worldwide Corp. 2.57%, 2/15/2030	86,000	76,519
		150,245
MEDIA — 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.48%, 10/23/2045	178,000	168,903
Comcast Corp.:
2.89%, 11/1/2051	232,000	140,731
2.94%, 11/1/2056	290,000	170,118
Security Description	Principal Amount	Value
2.99%, 11/1/2063	$187,000	$106,275
4.15%, 10/15/2028	192,000	187,474
		773,501
MINING — 0.6%
BHP Billiton Finance USA Ltd.:
5.00%, 9/30/2043	121,000	113,672
5.25%, 9/8/2033	76,000	76,616
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	86,000	80,561
		270,849
OIL & GAS — 4.8%
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	100,000	85,817
2.77%, 11/10/2050	7,000	4,223
2.94%, 6/4/2051	153,000	95,162
3.00%, 2/24/2050	115,000	73,520
4.23%, 11/6/2028	100,000	98,032
4.81%, 2/13/2033	109,000	105,376
4.89%, 9/11/2033	53,000	51,416
5.23%, 11/17/2034	100,000	98,743
BP Capital Markets PLC 3.28%, 9/19/2027	70,000	67,671
Chevron Corp. 2.24%, 5/11/2030	74,000	65,226
Continental Resources, Inc. 5.75%, 1/15/2031 (a)	70,000	69,422
Diamondback Energy, Inc. 5.75%, 4/18/2054	76,000	71,671
Equinor ASA 3.13%, 4/6/2030	70,000	64,636
Exxon Mobil Corp.:
2.61%, 10/15/2030	110,000	98,136
3.45%, 4/15/2051	130,000	91,804
3.48%, 3/19/2030	85,000	80,092
4.11%, 3/1/2046	126,000	102,581
4.23%, 3/19/2040	70,000	61,556
4.33%, 3/19/2050	152,000	125,824
Occidental Petroleum Corp.:
6.45%, 9/15/2036	83,000	85,158
6.63%, 9/1/2030	77,000	80,683
Shell Finance U.S., Inc.:
2.75%, 4/6/2030	60,000	54,087
4.00%, 5/10/2046	175,000	137,819
Shell International Finance BV:
2.38%, 11/7/2029	7,000	6,316
2.75%, 4/6/2030	8,000	7,332
3.88%, 11/13/2028	70,000	68,053
6.38%, 12/15/2038	147,000	160,705
TotalEnergies Capital SA 5.49%, 4/5/2054	84,000	80,939
Valero Energy Corp. 6.63%, 6/15/2037	65,000	68,262
		2,260,262

See accompanying notes to financial statements.
163

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.2%
Halliburton Co. 5.00%, 11/15/2045	$82,000	$73,784
PHARMACEUTICALS — 8.4%
AbbVie, Inc.:
3.20%, 11/21/2029	269,000	250,108
4.05%, 11/21/2039	182,000	156,270
4.25%, 11/21/2049	279,000	228,386
4.40%, 11/6/2042	115,000	99,498
4.70%, 5/14/2045	115,000	102,051
5.05%, 3/15/2034	143,000	141,786
5.40%, 3/15/2054	158,000	152,873
AstraZeneca PLC 6.45%, 9/15/2037	134,000	147,072
Bayer U.S. Finance II LLC 4.38%, 12/15/2028 (a)	168,000	161,437
Bristol-Myers Squibb Co.:
4.25%, 10/26/2049	180,000	146,205
5.55%, 2/22/2054	139,000	135,926
CVS Health Corp.:
4.30%, 3/25/2028	240,000	232,659
4.78%, 3/25/2038	245,000	213,059
5.05%, 3/25/2048	383,000	318,453
5.13%, 7/20/2045	170,000	143,930
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	134,000	145,729
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	131,000	129,921
4.65%, 5/19/2030	207,000	205,078
4.75%, 5/19/2033	236,000	229,033
5.11%, 5/19/2043	142,000	133,913
5.30%, 5/19/2053	281,000	264,924
5.34%, 5/19/2063	196,000	181,076
		3,919,387
PIPELINES — 4.9%
Cheniere Energy Partners LP:
4.00%, 3/1/2031	143,000	132,329
4.50%, 10/1/2029	7,000	6,775
5.95%, 6/30/2033	50,000	51,093
Cheniere Energy, Inc.:
4.63%, 10/15/2028	73,000	71,587
5.65%, 4/15/2034	70,000	70,315
Columbia Pipelines Operating Co. LLC 6.04%, 11/15/2033 (a)	68,000	69,971
Enbridge, Inc. 5.70%, 3/8/2033	109,000	110,425
Energy Transfer LP:
3.75%, 5/15/2030	65,000	60,671
5.00%, 5/15/2050	100,000	85,270
5.25%, 4/15/2029	70,000	70,355
5.75%, 2/15/2033	73,000	74,004
5.95%, 5/15/2054	84,000	81,445
6.25%, 4/15/2049	90,000	90,713
Security Description	Principal Amount	Value
6.55%, 12/1/2033	$66,000	$70,263
Enterprise Products Operating LLC:
4.85%, 3/15/2044	65,000	58,189
5.55%, 2/16/2055	70,000	67,361
Kinder Morgan, Inc.:
5.20%, 6/1/2033	73,000	71,446
5.55%, 6/1/2045	84,000	78,810
MPLX LP:
2.65%, 8/15/2030	76,000	66,546
4.50%, 4/15/2038	80,000	70,019
4.70%, 4/15/2048	86,000	70,857
4.95%, 3/14/2052	72,000	60,841
5.50%, 6/1/2034	48,000	47,457
ONEOK, Inc.:
5.05%, 11/1/2034	70,000	67,128
5.70%, 11/1/2054 (b)	75,000	70,895
6.05%, 9/1/2033	73,000	75,302
6.63%, 9/1/2053	82,000	86,639
Sabine Pass Liquefaction LLC:
4.50%, 5/15/2030	85,000	82,440
5.00%, 3/15/2027	68,000	68,162
TransCanada PipeLines Ltd. 4.25%, 5/15/2028	70,000	68,333
Williams Cos., Inc.:
2.60%, 3/15/2031	66,000	56,950
3.75%, 6/15/2027	75,000	73,116
		2,285,707
REAL ESTATE INVESTMENT TRUSTS — 0.3%
American Tower Corp. 3.80%, 8/15/2029	80,000	75,837
VICI Properties LP 5.13%, 5/15/2032	76,000	74,000
		149,837
RETAIL — 3.7%
7-Eleven, Inc. 1.80%, 2/10/2031 (a)	100,000	80,719
Costco Wholesale Corp. 1.60%, 4/20/2030	82,000	70,236
Home Depot, Inc.:
2.70%, 4/15/2030	70,000	63,108
2.95%, 6/15/2029	82,000	76,284
3.35%, 4/15/2050	76,000	53,264
3.63%, 4/15/2052	90,000	65,254
4.25%, 4/1/2046	75,000	62,407
4.95%, 6/25/2034	118,000	116,672
5.30%, 6/25/2054	7,000	6,740
5.88%, 12/16/2036	152,000	160,518
Lowe's Cos., Inc.:
2.63%, 4/1/2031	95,000	82,695
3.00%, 10/15/2050	32,000	20,028
3.10%, 5/3/2027	70,000	67,693
3.65%, 4/5/2029	7,000	6,672
3.75%, 4/1/2032	70,000	64,238

See accompanying notes to financial statements.
164

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.05%, 5/3/2047	$62,000	$48,311
4.25%, 4/1/2052	93,000	72,991
5.63%, 4/15/2053	103,000	99,776
McDonald's Corp.:
Series MTN, 3.63%, 9/1/2049	77,000	55,900
Series MTN, 4.88%, 12/9/2045	89,000	80,298
Walmart, Inc.:
1.80%, 9/22/2031	110,000	92,024
2.65%, 9/22/2051	50,000	31,089
3.70%, 6/26/2028 (b)	112,000	109,588
4.05%, 6/29/2048	99,000	81,730
4.10%, 4/15/2033 (b)	28,000	26,732
4.50%, 4/15/2053	68,000	59,663
		1,754,630
SEMICONDUCTORS — 0.8%
Broadcom, Inc.:
3.14%, 11/15/2035 (a)	135,000	110,709
3.47%, 4/15/2034 (a)	160,000	139,129
3.50%, 2/15/2041 (a)	160,000	124,918
		374,756
SOFTWARE — 3.6%
Fiserv, Inc.:
3.50%, 7/1/2029	15,000	14,091
5.63%, 8/21/2033	80,000	81,632
Microsoft Corp.:
2.53%, 6/1/2050	301,000	186,314
2.68%, 6/1/2060	175,000	103,164
2.92%, 3/17/2052	305,000	203,380
3.30%, 2/6/2027	192,000	187,933
Oracle Corp.:
2.88%, 3/25/2031	150,000	132,074
2.95%, 4/1/2030	175,000	158,115
3.60%, 4/1/2040	142,000	111,352
3.60%, 4/1/2050	220,000	154,946
3.85%, 4/1/2060	145,000	100,022
3.95%, 3/25/2051	160,000	119,008
4.00%, 7/15/2046	147,000	113,549
		1,665,580
TELECOMMUNICATIONS — 7.4%
AT&T, Inc.:
2.55%, 12/1/2033	160,000	129,336
2.75%, 6/1/2031	137,000	119,510
3.50%, 9/15/2053	345,000	234,243
3.55%, 9/15/2055	342,000	231,505
3.65%, 6/1/2051	155,000	109,819
3.65%, 9/15/2059	311,000	207,576
3.80%, 12/1/2057	309,000	215,093
4.30%, 2/15/2030	150,000	145,347
4.35%, 3/1/2029	172,000	168,491
T-Mobile USA, Inc.:
3.75%, 4/15/2027	177,000	172,940
3.88%, 4/15/2030	340,000	320,290
4.50%, 4/15/2050	275,000	227,165
Security Description	Principal Amount	Value
Verizon Communications, Inc.:
2.36%, 3/15/2032	$187,000	$155,439
2.55%, 3/21/2031	213,000	183,950
2.65%, 11/20/2040	143,000	98,121
2.99%, 10/30/2056	145,000	86,684
3.40%, 3/22/2041	220,000	167,274
3.55%, 3/22/2051	214,000	152,099
4.02%, 12/3/2029	190,000	182,505
4.33%, 9/21/2028	166,000	163,123
		3,470,510
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC 5.20%, 4/15/2054	72,000	68,168
Canadian Pacific Railway Co. 3.10%, 12/2/2051 (b)	80,000	52,392
Union Pacific Corp.:
3.25%, 2/5/2050	89,000	61,018
3.84%, 3/20/2060	80,000	57,522
		239,100
TOTAL CORPORATE BONDS & NOTES (Cost $46,737,951)		46,275,380
	Shares
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (d) (e)	153,176	153,176
State Street Navigator Securities Lending Portfolio II (f) (g)	847,278	847,278
TOTAL SHORT-TERM INVESTMENTS (Cost $1,000,454)		1,000,454
TOTAL INVESTMENTS — 100.8% (Cost $47,738,405)		47,275,834
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(387,382)
NET ASSETS — 100.0%		$46,888,452
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.6% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.

See accompanying notes to financial statements.
165

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

(e)	The rate shown is the annualized seven-day yield at December 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$46,275,380	$—	$46,275,380
Short-Term Investments	1,000,454	—	—	1,000,454
TOTAL INVESTMENTS	$1,000,454	$46,275,380	$—	$47,275,834

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	223,056	$223,123	$1,013,224	$1,236,347	$15	$(15)	—	$—	$2,272
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,507,523	1,354,347	—	—	153,176	153,176	3,394
State Street Navigator Securities Lending Portfolio II	1,523,860	1,523,860	16,292,290	16,968,872	—	—	847,278	847,278	1,419
Total		$1,746,983	$18,813,037	$19,559,566	$15	$(15)		$1,000,454	$7,085

See accompanying notes to financial statements.
166

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024 (Unaudited)

	SPDR Bloomberg 1-10 Year TIPS ETF	SPDR Bloomberg 1-3 Month T-Bill ETF	SPDR Bloomberg 3-12 Month T-Bill ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,369,857,541	$35,939,350,972	$3,246,397,396
Investments in affiliated issuers, at value	1,761,822	1,414,821,867	105,505,249
Total Investments	1,371,619,363	37,354,172,839	3,351,902,645
Foreign currency, at value	—	—	—
Net cash at broker	—	—	—
Cash	—	—	—
Receivable from broker — accumulated variation margin on futures contracts	—	—	—
Receivable for investments sold	13,387,216	2,089,301,625	—
Receivable for fund shares sold	24,032,434	—	—
Dividends receivable — affiliated issuers	10,610	423,836	63,200
Interest receivable — unaffiliated issuers	5,181,162	—	—
Securities lending income receivable — unaffiliated issuers	952	169,907	104,491
Securities lending income receivable — affiliated issuers	525	278,182	33,781
Receivable for foreign taxes recoverable	—	—	—
TOTAL ASSETS	1,414,232,262	39,444,346,389	3,352,104,117
LIABILITIES
Payable upon return of securities loaned	—	1,238,326,983	94,100,000
Payable for investments purchased	36,808,291	2,088,008,546	—
Advisory fee payable	173,510	3,989,379	372,756
Trustees’ fees and expenses payable	6,328	75,503	9,066
TOTAL LIABILITIES	36,988,129	3,330,400,411	94,481,822
NET ASSETS	$1,377,244,133	$36,113,945,978	$3,257,622,295
NET ASSETS CONSIST OF:
Paid-in capital	$1,492,660,255	$36,116,028,904	$3,261,708,992
Total distributable earnings (loss)	(115,416,122)	(2,082,926)	(4,086,697)
NET ASSETS	$1,377,244,133	$36,113,945,978	$3,257,622,295
NET ASSET VALUE PER SHARE
Net asset value per share	$18.49	$91.43	$99.17
Shares outstanding (unlimited amount authorized, $0.01 par value)	74,500,000	394,994,503	32,850,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,435,422,323	$35,931,708,267	$3,244,138,987
Investments in affiliated issuers	1,761,822	1,414,821,867	105,505,249
Total cost of investments	$1,437,184,145	$37,346,530,134	$3,349,644,236
Foreign currency, at cost	$—	$—	$—
* Includes investments in securities on loan, at value	$—	$1,302,836,392	$393,894,887
See accompanying notes to financial statements.
167

SPDR Bloomberg Emerging Markets USD Bond ETF	SPDR Bloomberg Investment Grade Floating Rate ETF	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	SPDR Nuveen Bloomberg Municipal Bond ETF	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF

$280,795,148	$2,408,555,186	$2,769,589,640	$3,624,942,429	$3,531,137,263
6,442,752	89,315,021	15,027,783	33,430,108	1,746,672
287,237,900	2,497,870,207	2,784,617,423	3,658,372,537	3,532,883,935
961	147	—	—	—
5,825	—	—	—	—
1,250	26,593	15,555	—	—
25,265	—	—	—	—
23,235	—	—	—	—
—	—	—	—	—
4,162	95,366	39,141	165,701	43,336
4,868,849	17,531,892	36,808,897	44,886,680	48,557,615
51	3,968	—	—	—
2,267	12,947	—	—	—
—	31,543	—	—	—
292,169,765	2,515,572,663	2,821,481,016	3,703,424,918	3,581,484,886

5,817,646	73,933,487	—	—	—
—	—	145,060	8,920,228	1,644,120
56,556	304,201	844,917	714,977	613,709
1,152	8,582	8,294	11,712	12,743
5,875,354	74,246,270	998,271	9,646,917	2,270,572
$286,294,411	$2,441,326,393	$2,820,482,745	$3,693,778,001	$3,579,214,314

$317,758,746	$2,447,576,438	$2,940,026,191	$3,807,718,897	$3,678,083,444
(31,464,335)	(6,250,045)	(119,543,446)	(113,940,896)	(98,869,130)
$286,294,411	$2,441,326,393	$2,820,482,745	$3,693,778,001	$3,579,214,314

$23.86	$30.71	$25.55	$45.63	$47.44
12,000,000	79,500,000	110,400,000	80,951,036	75,451,082

$292,249,570	$2,403,061,545	$2,845,328,322	$3,649,181,272	$3,549,489,877
6,442,752	89,315,021	15,027,783	33,430,108	1,746,672
$298,692,322	$2,492,376,566	$2,860,356,105	$3,682,611,380	$3,551,236,549
$1,009	$151	$—	$—	$—
$5,682,783	$110,532,810	$—	$—	$—
168

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2024 (Unaudited)

	SPDR Bloomberg Convertible Securities ETF	SPDR Bloomberg High Yield Bond ETF	SPDR Bloomberg Short Term High Yield Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$4,320,891,936	$7,542,155,582	$4,618,378,808
Investments in affiliated issuers, at value	140,987,801	670,386,971	429,959,456
Total Investments	4,461,879,737	8,212,542,553	5,048,338,264
Foreign currency, at value	—	10,561	1,969
Cash	88,965	—	—
Receivable for investments sold	31,252,836	181,217,483	11,552,605
Dividends receivable — unaffiliated issuers	2,497,193	—	—
Dividends receivable — affiliated issuers	33,012	139,614	77,332
Interest receivable — unaffiliated issuers	12,113,769	136,310,859	79,421,310
Securities lending income receivable — unaffiliated issuers	9,520	121,054	61,237
Securities lending income receivable — affiliated issuers	72,038	680,016	443,027
Receivable from Adviser	—	—	—
Receivable for foreign taxes recoverable	—	410,942	181,344
TOTAL ASSETS	4,507,947,070	8,531,433,082	5,140,077,088
LIABILITIES
Due to custodian	—	203,027	5,673,569
Payable upon return of securities loaned	138,663,070	648,429,390	392,099,784
Payable for investments purchased	34,921,799	24,282,380	26,600,597
Payable for fund shares repurchased	—	171,868,521	—
Advisory fee payable	1,537,302	2,735,627	1,634,028
Trustees’ fees and expenses payable	12,625	24,381	12,557
TOTAL LIABILITIES	175,134,796	847,543,326	426,020,535
NET ASSETS	$4,332,812,274	$7,683,889,756	$4,714,056,553
NET ASSETS CONSIST OF:
Paid-in capital	$4,899,099,192	$10,099,549,654	$5,691,338,645
Total distributable earnings (loss)	(566,286,918)	(2,415,659,898)	(977,282,092)
NET ASSETS	$4,332,812,274	$7,683,889,756	$4,714,056,553
NET ASSET VALUE PER SHARE
Net asset value per share	$77.93	$95.48	$25.25
Shares outstanding (unlimited amount authorized, $0.01 par value)	55,600,000	80,474,605	186,700,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,211,563,905	$7,783,821,458	$4,652,664,553
Investments in affiliated issuers	140,987,801	670,386,971	429,959,456
Total cost of investments	$4,352,551,706	$8,454,208,429	$5,082,624,009
Foreign currency, at cost	$—	$11,100	$2,066
* Includes investments in securities on loan, at value	$188,483,939	$672,368,835	$406,117,313
See accompanying notes to financial statements.
169

SPDR MarketAxess Investment Grade 400 Corporate Bond ETF

$46,275,380
1,000,454
47,275,834
—
—
2,439,940
—
677
557,482
24
158
807
—
50,274,922

—
847,278
2,535,391
—
3,633
168
3,386,470
$46,888,452

$48,496,535
(1,608,083)
$46,888,452

$93.78
500,000

$46,737,951
1,000,454
$47,738,405
$—
$891,496
170

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2024 (Unaudited)

	SPDR Bloomberg 1-10 Year TIPS ETF	SPDR Bloomberg 1-3 Month T-Bill ETF	SPDR Bloomberg 3-12 Month T-Bill ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$14,802,524	$846,315,951	$76,439,856
Dividend income — affiliated issuers	55,245	2,147,371	338,508
Unaffiliated securities lending income	2,586	1,361,536	898,491
Affiliated securities lending income	645	1,600,602	351,156
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	14,861,000	851,425,460	78,028,011
EXPENSES
Advisory fee	1,040,187	23,092,473	2,127,417
Trustees’ fees and expenses	12,104	216,378	21,786
Miscellaneous expenses	102	2,519	238
TOTAL EXPENSES	1,052,393	23,311,370	2,149,441
NET INVESTMENT INCOME (LOSS)	$13,808,607	$828,114,090	$75,878,570
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,438,253)	9,367,653	3,143,906
Investments — affiliated issuers	—	—	—
In-kind redemptions — unaffiliated issuers	(5,546,155)	916,425	212,025
Foreign currency transactions	—	—	—
Futures contracts	—	—	—
Net realized gain (loss)	(10,984,408)	10,284,078	3,355,931
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	20,225,592	7,903,040	2,947,816
Investments — affiliated issuers	—	—	—
Foreign currency translations	—	—	—
Futures contracts	—	—	—
Net change in unrealized appreciation/depreciation	20,225,592	7,903,040	2,947,816
NET REALIZED AND UNREALIZED GAIN (LOSS)	9,241,184	18,187,118	6,303,747
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$23,049,791	$846,301,208	$82,182,317
See accompanying notes to financial statements.
171

SPDR Bloomberg Emerging Markets USD Bond ETF	SPDR Bloomberg Investment Grade Floating Rate ETF	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	SPDR Nuveen Bloomberg Municipal Bond ETF	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF

$9,587,828	$68,512,028	$64,977,496	$58,171,760	$45,501,114
19,918	509,969	448,075	762,228	753,642
102	5,925	—	—	—
9,887	34,662	—	—	—
—	(8,767)	—	—	—
9,617,735	69,053,817	65,425,571	58,933,988	46,254,756

351,225	1,801,469	4,880,169	4,170,380	3,710,439
2,502	18,656	19,893	26,757	28,394
21	171	207	267	272
353,748	1,820,296	4,900,269	4,197,404	3,739,105
$9,263,987	$67,233,521	$60,525,302	$54,736,584	$42,515,651

(1,284,227)	413,259	(5,048,446)	(15,374,686)	(10,935,254)
15	1,165	—	—	—
1,197,320	1,477,876	(4,189,612)	(5,437,220)	(8,255,652)
(82)	—	—	—	—
(115,131)	—	—	—	—
(202,105)	1,892,300	(9,238,058)	(20,811,906)	(19,190,906)

3,331,837	(1,352,391)	3,628,635	9,531,435	43,527,159
(15)	(1,164)	—	—	—
(2)	—	—	—	—
25,541	—	—	—	—
3,357,361	(1,353,555)	3,628,635	9,531,435	43,527,159
3,155,256	538,745	(5,609,423)	(11,280,471)	24,336,253
$12,419,243	$67,772,266	$54,915,879	$43,456,113	$66,851,904
172

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2024 (Unaudited)

	SPDR Bloomberg Convertible Securities ETF	SPDR Bloomberg High Yield Bond ETF	SPDR Bloomberg Short Term High Yield Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$(16,102,057)	$276,892,965	$183,336,577
Dividend income — unaffiliated issuers	11,395,394	—	—
Dividend income — affiliated issuers	230,748	964,425	629,245
Unaffiliated securities lending income	31,701	378,170	233,247
Affiliated securities lending income	415,838	3,592,958	2,181,406
Foreign taxes withheld	(898)	(11,269)	(7,492)
TOTAL INVESTMENT INCOME (LOSS)	(4,029,274)	281,817,249	186,372,983
EXPENSES
Advisory fee	7,436,878	16,476,868	9,649,240
Trustees’ fees and expenses	26,530	60,320	32,679
Miscellaneous expenses	283	597	360
TOTAL EXPENSES	7,463,691	16,537,785	9,682,279
Expenses waived/reimbursed by the Adviser	—	—	—
NET EXPENSES	7,463,691	16,537,785	9,682,279
NET INVESTMENT INCOME (LOSS)	$(11,492,965)	$265,279,464	$176,690,704
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	22,487,119	(72,292,168)	9,008
Investments — affiliated issuers	52	(1,557,216)	2,858
In-kind redemptions — unaffiliated issuers	29,184,484	87,734,424	39,295,932
Foreign currency transactions	—	(209)	—
Swap contracts	—	19,261	—
Net realized gain (loss)	51,671,655	13,904,092	39,307,798
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	239,666,358	123,100,914	39,877,892
Investments — affiliated issuers	(52)	1,557,216	(2,858)
Foreign currency translations	—	(336)	(74)
Net change in unrealized appreciation/depreciation	239,666,306	124,657,794	39,874,960
NET REALIZED AND UNREALIZED GAIN (LOSS)	291,337,961	138,561,886	79,182,758
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$279,844,996	$403,841,350	$255,873,462
See accompanying notes to financial statements.
173

SPDR MarketAxess Investment Grade 400 Corporate Bond ETF

$1,258,850
—
5,666
177
1,419
—
1,266,112

21,873
394
—
22,267
(4,860)
17,407
$1,248,705

169,363
15
873,825
—
—
1,043,203

(1,131,688)
(15)
—
(1,131,703)
(88,500)
$1,160,205
174

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg 1-10 Year TIPS ETF		SPDR Bloomberg 1-3 Month T-Bill ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,808,607	$47,106,766	$828,114,090	$1,684,504,287
Net realized gain (loss)	(10,984,408)	(32,085,727)	10,284,078	(1,852,156)
Net change in unrealized appreciation/depreciation	20,225,592	39,799,002	7,903,040	(7,145,482)
Net increase (decrease) in net assets resulting from operations	23,049,791	54,820,041	846,301,208	1,675,506,649
Net equalization credits and charges	(32,704)	(76,007)	9,117	—
Distributions to shareholders	(22,299,544)	(53,136,586)	(962,468,429)	(1,662,121,228)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	106,949,698	315,837,523	10,381,444,418	23,636,309,640
Cost of shares redeemed	(108,653,515)	(298,699,135)	(6,667,800,580)	(19,310,432,525)
Net income equalization	32,704	76,007	(9,117)	—
Other capital	139	1,917	—	—
Net increase (decrease) in net assets from beneficial interest transactions	(1,670,974)	17,216,312	3,713,634,721	4,325,877,115
Net increase (decrease) in net assets during the period	(953,431)	18,823,760	3,597,476,617	4,339,262,536
Net assets at beginning of period	1,378,197,564	1,359,373,804	32,516,469,361	28,177,206,825
NET ASSETS AT END OF PERIOD	$1,377,244,133	$1,378,197,564	$36,113,945,978	$32,516,469,361
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,700,000	17,200,000	113,450,000	258,100,000
Shares redeemed	(5,800,000)	(16,300,000)	(72,700,000)	(210,800,000)
Net increase (decrease) from share transactions	(100,000)	900,000	40,750,000	47,300,000
See accompanying notes to financial statements.
175

SPDR Bloomberg 3-12 Month T-Bill ETF		SPDR Bloomberg Emerging Markets USD Bond ETF		SPDR Bloomberg Investment Grade Floating Rate ETF
Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24

$75,878,570	$143,489,029	$9,263,987	$14,811,307	$67,233,521	$140,674,367
3,355,931	(2,173,448)	(202,105)	(4,147,152)	1,892,300	1,372,359
2,947,816	842,502	3,357,361	5,208,609	(1,353,555)	12,061,862
82,182,317	142,158,083	12,419,243	15,872,764	67,772,266	154,108,588
463,856	403,234	(142,584)	(24,317)	(160,892)	343,777
(88,373,745)	(141,319,407)	(10,674,325)	(13,997,048)	(77,234,577)	(140,398,891)

630,054,906	1,319,035,829	16,996,131	148,316,483	313,521,829	527,732,464
(203,627,898)	(823,860,362)	(39,971,518)	(45,851,986)	(359,573,590)	(511,297,228)
(463,856)	(403,234)	142,584	24,317	160,892	(343,777)
—	—	898	14,610	709	2,456
425,963,152	494,772,233	(22,831,905)	102,503,424	(45,890,160)	16,093,915
420,235,580	496,014,143	(21,229,571)	104,354,823	(55,513,363)	30,147,389
2,837,386,715	2,341,372,572	307,523,982	203,169,159	2,496,839,756	2,466,692,367
$3,257,622,295	$2,837,386,715	$286,294,411	$307,523,982	$2,441,326,393	$2,496,839,756

6,350,000	13,300,000	700,000	6,200,000	10,200,000	17,200,000
(2,050,000)	(8,300,000)	(1,600,000)	(1,900,000)	(11,700,000)	(16,700,000)
4,300,000	5,000,000	(900,000)	4,300,000	(1,500,000)	500,000
176

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF		SPDR Nuveen Bloomberg Municipal Bond ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$60,525,302	$100,644,624	$54,736,584	$100,792,470
Net realized gain (loss)	(9,238,058)	(12,486,678)	(20,811,906)	(140,307,645)
Net change in unrealized appreciation/depreciation	3,628,635	80,464,911	9,531,435	117,481,271
Net increase (decrease) in net assets resulting from operations	54,915,879	168,622,857	43,456,113	77,966,096
Net equalization credits and charges	312,113	1,156,653	104,598	94,161
Distributions to shareholders	(68,780,541)	(96,490,553)	(63,514,435)	(98,991,515)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	243,539,583	893,961,119	602,635,955	1,216,243,970
Cost of shares redeemed	(92,798,918)	(255,325,813)	(420,385,376)	(1,488,444,902)
Net income equalization	(312,113)	(1,156,653)	(104,598)	(94,161)
Other capital	979,082	3,604,903	318,086	671,080
Net increase (decrease) in net assets from beneficial interest transactions	151,407,634	641,083,556	182,464,067	(271,624,013)
Contribution from affiliate (Note 5)	—	—	—	—
Net increase (decrease) in net assets during the period	137,855,085	714,372,513	162,510,343	(292,555,271)
Net assets at beginning of period	2,682,627,660	1,968,255,147	3,531,267,658	3,823,822,929
NET ASSETS AT END OF PERIOD	$2,820,482,745	$2,682,627,660	$3,693,778,001	$3,531,267,658
SHARES OF BENEFICIAL INTEREST:
Shares sold	9,400,000	36,200,000	13,100,000	26,900,000
Shares redeemed	(3,600,000)	(10,200,000)	(9,100,000)	(32,800,000)
Net increase (decrease) from share transactions	5,800,000	26,000,000	4,000,000	(5,900,000)
See accompanying notes to financial statements.
177

SPDR Nuveen Bloomberg Short Term Municipal Bond ETF		SPDR Bloomberg Convertible Securities ETF		SPDR Bloomberg High Yield Bond ETF
Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24

$42,515,651	$60,509,701	$(11,492,965)	$(69,561,013)	$265,279,464	$543,187,290
(19,190,906)	(75,459,696)	51,671,655	(22,790,558)	13,904,092	(55,438,147)
43,527,159	88,373,141	239,666,306	211,504,774	124,657,794	275,607,429
66,851,904	73,423,146	279,844,996	119,153,203	403,841,350	763,356,572
(238,411)	(177,315)	(2,384,716)	3,252,754	(4,127,739)	1,672,521
(49,015,108)	(57,478,498)	(46,208,323)	(79,166,174)	(311,659,486)	(552,172,660)

148,541,813	175,495,603	1,244,739,179	820,493,574	7,153,129,062	25,511,377,209
(372,190,558)	(544,815,336)	(570,147,949)	(1,840,916,369)	(7,973,873,782)	(26,021,944,279)
238,411	177,315	2,384,716	(3,252,754)	4,127,739	(1,672,521)
89,278	96,913	4,100	19,351	488,367	540,572
(223,321,056)	(369,045,505)	676,980,046	(1,023,656,198)	(816,128,614)	(511,699,019)
—	—	—	251,498	—	—
(205,722,671)	(353,278,172)	908,232,003	(980,164,917)	(728,074,489)	(298,842,586)
3,784,936,985	4,138,215,157	3,424,580,271	4,404,745,188	8,411,964,245	8,710,806,831
$3,579,214,314	$3,784,936,985	$4,332,812,274	$3,424,580,271	$7,683,889,756	$8,411,964,245

3,100,000	3,700,000	15,800,000	11,600,000	74,400,000	275,800,000
(7,800,000)	(11,600,000)	(7,600,000)	(27,100,000)	(83,000,000)	(281,600,000)
(4,700,000)	(7,900,000)	8,200,000	(15,500,000)	(8,600,000)	(5,800,000)
178

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Short Term High Yield Bond ETF		SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$176,690,704	$309,968,564	$1,248,705	$2,501,230
Net realized gain (loss)	39,307,798	(7,422,654)	1,043,203	21,652
Net change in unrealized appreciation/depreciation	39,874,960	39,602,996	(1,131,703)	1,415,128
Net increase (decrease) in net assets resulting from operations	255,873,462	342,148,906	1,160,205	3,938,010
Net equalization credits and charges	1,175,070	54,535	38,105	(150,204)
Distributions to shareholders	(207,967,722)	(302,622,255)	(1,504,314)	(2,485,401)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,891,119,332	6,825,674,758	4,961,334	26,548,169
Cost of shares redeemed	(1,888,403,222)	(5,959,243,025)	(14,338,872)	—
Net income equalization	(1,175,070)	(54,535)	(38,105)	150,204
Other capital	15,827	98,123	—	—
Net increase (decrease) in net assets from beneficial interest transactions	1,556,867	866,475,321	(9,415,643)	26,698,373
Net increase (decrease) in net assets during the period	50,637,677	906,056,507	(9,721,647)	28,000,778
Net assets at beginning of period	4,663,418,876	3,757,362,369	56,610,099	28,609,321
NET ASSETS AT END OF PERIOD	$4,714,056,553	$4,663,418,876	$46,888,452	$56,610,099
SHARES OF BENEFICIAL INTEREST:
Shares sold	74,400,000	276,000,000	50,000	300,000
Shares redeemed	(74,400,000)	(241,800,000)	(150,000)	—
Net increase (decrease) from share transactions	—	34,200,000	(100,000)	300,000
See accompanying notes to financial statements.
179

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg 1-10 Year TIPS ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$18.47	$18.44	$19.46	$21.12	$20.30	$19.59
Income (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.65	0.77	1.28	0.72	0.12
Net realized and unrealized gain (loss) (b)	0.13	0.11	(0.96)	(1.62)	0.70	0.99
Total from investment operations	0.32	0.76	(0.19)	(0.34)	1.42	1.11
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	0.02	(0.09)	(0.13)	(0.01)
Other capital (a)	0.00(c)	0.00(c)	(0.00)(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.30)	(0.73)	(0.85)	(1.23)	(0.47)	(0.27)
Return of capital	—	—	—	—	—	(0.12)
Total distributions	(0.30)	(0.73)	(0.85)	(1.23)	(0.47)	(0.39)
Net asset value, end of period	$18.49	$18.47	$18.44	$19.46	$21.12	$20.30
Total return (d)	1.64%	4.27%	(0.95)%	(2.21)%	6.42%	5.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,377,244	$1,378,198	$1,359,374	$1,453,839	$779,454	$389,784
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.16%	0.15%	0.15%	0.15%
Net investment income (loss)	1.99%(e)	3.51%	4.08%	6.17%	3.45%	0.61%
Portfolio turnover rate (f)	9%(g)	22%	15%	15%	15%	17%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
180

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg 1-3 Month T-Bill ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$91.79	$91.80	$91.46	$91.47	$91.53	$91.60
Income (loss) from investment operations:
Net investment income (loss) (a)	2.23	4.80	3.40	0.09	(0.06)	0.88
Net realized and unrealized gain (loss) (b)	0.05	(0.04)	(0.19)	(0.07)	0.00(c)	0.32
Total from investment operations	2.28	4.76	3.21	0.02	(0.06)	1.20
Net equalization credits and charges (a)	0.00(c)	—	—	—	—	—
Other capital (a)	—	—	—	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(2.64)	(4.77)	(2.87)	(0.03)	(0.00)(c)	(1.27)
Net asset value, end of period	$91.43	$91.79	$91.80	$91.46	$91.47	$91.53
Total return (d)	2.51%	5.33%	3.56%	0.03%	(0.06)%	1.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$36,113,946	$32,516,469	$28,177,207	$21,058,866	$11,950,062	$16,109,124
Ratios to average net assets:
Total expenses	0.14%(e)	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	4.82%(e)	5.24%	3.71%	0.09%	(0.07)%	0.96%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
See accompanying notes to financial statements.
181

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg 3-12 Month T-Bill ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	For the Period 9/23/20*- 6/30/21
Net asset value, beginning of period	$99.38	$99.42	$99.74	$100.05	$100.07
Income (loss) from investment operations:
Net investment income (loss) (a)	2.40	5.17	4.55	0.56	(0.04)
Net realized and unrealized gain (loss) (b)	0.21	(0.07)	(1.91)	(0.71)	0.02
Total from investment operations	2.61	5.10	2.64	(0.15)	(0.02)
Net equalization credits and charges (a)	0.01	0.01	0.50	(0.09)	0.00(c)
Distributions to shareholders from:
Net investment income	(2.83)	(5.15)	(3.46)	(0.07)	—
Net asset value, end of period	$99.17	$99.38	$99.42	$99.74	$100.05
Total return (d)	2.66%	5.28%	3.22%	(0.24)%	(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,257,622	$2,837,387	$2,341,373	$59,842	$10,005
Ratios to average net assets:
Total expenses	0.14%(e)	0.14%	0.14%	0.14%	0.14%(e)
Net investment income (loss)	4.80%(e)	5.21%	4.58%	0.56%	(0.05)%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
See accompanying notes to financial statements.
182

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Emerging Markets USD Bond ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	For the Period 4/7/21*- 6/30/21
Net asset value, beginning of period	$23.84	$23.62	$23.17	$30.71	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.75	1.35	1.21	1.18	0.27
Net realized and unrealized gain (loss) (b)	0.15	0.19	0.38	(7.52)	0.60
Total from investment operations	0.90	1.54	1.59	(6.34)	0.87
Net equalization credits and charges (a)	(0.01)	0.00(c)	0.02	0.00(c)	0.01
Other capital (a)	0.00(c)	0.00(c)	0.03	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.87)	(1.32)	(1.19)	(1.20)	(0.17)
Net asset value, end of period	$23.86	$23.84	$23.62	$23.17	$30.71
Total return (d)	3.71%	6.72%	7.34%	(21.31)%	2.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$286,294	$307,524	$203,169	$150,582	$181,186
Ratios to average net assets:
Total expenses	0.23%(e)	0.23%	0.24%	0.23%	0.23%(e)
Net investment income (loss)	6.07%(e)	5.73%	5.20%	4.18%	3.81%(e)
Portfolio turnover rate (f)	34%(g)	31%	7%	10%	17%
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
183

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Investment Grade Floating Rate ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$30.83	$30.64	$30.28	$30.64	$30.47	$30.72
Income (loss) from investment operations:
Net investment income (loss) (a)	0.87	1.81	1.29	0.15	0.16	0.68
Net realized and unrealized gain (loss) (b)	0.00(c)	0.18	0.29	(0.37)	0.19	(0.21)
Total from investment operations	0.87	1.99	1.58	(0.22)	0.35	0.47
Net equalization credits and charges (a)	(0.00)(c)	0.00(c)	(0.01)	0.00(c)	0.00(c)	(0.01)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.99)	(1.80)	(1.21)	(0.14)	(0.18)	(0.71)
Net asset value, end of period	$30.71	$30.83	$30.64	$30.28	$30.64	$30.47
Total return (d)	2.89%	6.68%	5.29%	(0.73)%	1.14%	1.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,441,326	$2,496,840	$2,466,692	$3,233,853	$2,478,487	$2,657,416
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.16%	0.15%	0.15%	0.15%
Net investment income (loss)	5.60%(e)	5.90%	4.25%	0.50%	0.52%	2.23%
Portfolio turnover rate (f)	18%(g)	40%	28%	41%	41%	27%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
184

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
	Six Months Ended 12/31/24(a) (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23(a)	Year Ended 6/30/22(a)	Year Ended 6/30/21(a)	Year Ended 6/30/20(a)
Net asset value, beginning of period	$25.65	$25.04	$25.66	$30.34	$28.15	$29.22
Income (loss) from investment operations:
Net investment income (loss) (b)	0.57	1.10	1.00	0.93	1.02	1.12
Net realized and unrealized gain (loss) (c)	(0.04)	0.52	(0.15)	(4.72)	2.17	(1.09)
Total from investment operations	0.53	1.62	0.85	(3.79)	3.19	0.03
Net equalization credits and charges (b)	0.00(d)	0.01	0.01	0.01	0.02	0.02
Contribution from affiliate	—	—	0.00(d)	—	—	—
Other capital (b)	0.01	0.04	0.04	0.01	0.01	0.00(d)
Distributions to shareholders from:
Net investment income	(0.64)	(1.06)	(1.52)	(0.91)	(1.03)	(1.12)
Net asset value, end of period	$25.55	$25.65	$25.04	$25.66	$30.34	$28.15
Total return (e)	2.12%	6.88%	1.45%(f)	(12.76)%	11.70%	0.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,820,483	$2,682,628	$1,968,255	$1,668,033	$1,796,065	$1,198,908
Ratios to average net assets:
Total expenses	0.35%(g)	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	4.34%(g)	4.40%	3.99%	3.20%	3.49%	3.87%
Portfolio turnover rate (h)	5%(i)	7%	9%	12%	14%	19%
(a)	Effective on January 12, 2023, the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF underwent a 2-for-1 stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 14.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have remained 1.45%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
185

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Municipal Bond ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$45.89	$46.15	$45.90	$52.09	$51.76	$50.24
Income (loss) from investment operations:
Net investment income (loss) (a)	0.70	1.28	0.99	0.83	0.96	1.06
Net realized and unrealized gain (loss) (b)	(0.14)	(0.30)	0.20	(6.19)	0.33	1.51
Total from investment operations	0.56	0.98	1.19	(5.36)	1.29	2.57
Net equalization credits and charges (a)	0.00(c)	0.00(c)	0.00(c)	(0.00)(c)	0.00(c)	0.01
Other capital (a)	0.00(c)	0.01	0.02	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.82)	(1.25)	(0.96)	(0.83)	(0.96)	(1.06)
Net asset value, end of period	$45.63	$45.89	$46.15	$45.90	$52.09	$51.76
Total return (d)	1.20%	2.19%	2.68%	(10.42)%	2.64%	5.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,693,778	$3,531,268	$3,823,823	$3,486,008	$3,732,082	$3,361,883
Ratios to average net assets:
Total expenses	0.23%(e)	0.23%	0.24%	0.23%	0.28%	0.30%
Net expenses	0.23%(e)	0.23%	0.24%	0.23%	0.23%	0.23%
Net investment income (loss)	3.02%(e)	2.80%	2.15%	1.66%	1.84%	2.08%
Portfolio turnover rate (f)	11%(g)	24%	17%	3%	9%	15%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
186

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$47.22	$47.00	$47.23	$49.52	$49.82	$48.93
Income (loss) from investment operations:
Net investment income (loss) (a)	0.55	0.73	0.41	0.31	0.48	0.66
Net realized and unrealized gain (loss) (b)	0.31	0.19	(0.24)	(2.23)	(0.25)	0.90
Total from investment operations	0.86	0.92	0.17	(1.92)	0.23	1.56
Net equalization credits and charges (a)	(0.00)(c)	(0.00)(c)	(0.00)(c)	0.00(c)	0.00(c)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.64)	(0.70)	(0.40)	(0.32)	(0.49)	(0.67)
Net realized gains	—	—	—	(0.05)	(0.04)	—
Total distributions	(0.64)	(0.70)	(0.40)	(0.37)	(0.53)	(0.67)
Net asset value, end of period	$47.44	$47.22	$47.00	$47.23	$49.52	$49.82
Total return (d)	1.80%	1.97%	0.35%	(3.91)%	0.47%	3.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,579,214	$3,784,937	$4,138,215	$4,852,722	$4,815,522	$4,012,868
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.21%	0.20%	0.20%	0.20%
Net investment income (loss)	2.29%(e)	1.55%	0.87%	0.64%	0.96%	1.34%
Portfolio turnover rate (f)	15%(g)	40%	18%	19%	20%	23%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
187

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Convertible Securities ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$72.25	$70.03	$64.58	$86.87	$60.23	$52.93
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.24)	(1.27)	(1.62)	(1.97)	(0.73)	0.34
Net realized and unrealized gain (loss) (b)	6.88	4.87	8.54	(18.65)	29.30	8.56
Total from investment operations	6.64	3.60	6.92	(20.62)	28.57	8.90
Net equalization credits and charges (a)	(0.05)	0.06	0.01	(0.01)	(0.03)	0.12
Contribution from affiliate (Note 5)	—	0.00(c)	—	—	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.91)	(1.44)	(1.48)	(1.66)	(1.90)	(1.72)
Net asset value, end of period	$77.93	$72.25	$70.03	$64.58	$86.87	$60.23
Total return (d)	9.18%	5.32%(e)	10.83%	(24.12)%	47.75%	17.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,332,812	$3,424,580	$4,404,745	$3,739,114	$6,628,386	$4,644,076
Ratios to average net assets:
Total expenses	0.40%(f)	0.40%	0.41%	0.40%	0.40%	0.40%
Net investment income (loss)	(0.62)%(f)	(1.81)%	(2.42)%	(2.44)%	(0.93)%	0.62%
Portfolio turnover rate (g)	13%(h)	30%	7%	13%	30%	41%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2024, the total return would have remained 5.32%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
188

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg High Yield Bond ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$94.44	$91.81	$90.51	$109.83	$101.03	$108.73
Income (loss) from investment operations:
Net investment income (loss) (a)	3.12	6.18	5.86	4.20	4.56	5.40
Net realized and unrealized gain (loss) (b)	1.65	2.64	1.28	(18.85)	9.36	(7.31)
Total from investment operations	4.77	8.82	7.14	(14.65)	13.92	(1.91)
Net equalization credits and charges (a)	(0.05)	0.02	0.05	0.02	(0.04)	0.00(c)
Contribution from affiliate	—	—	0.00(c)	0.00(c)	—	—
Other capital (a)	0.01	0.01	0.01	0.01	0.04	0.04
Distributions to shareholders from:
Net investment income	(3.69)	(6.22)	(5.90)	(4.70)	(5.12)	(5.83)
Net asset value, end of period	$95.48	$94.44	$91.81	$90.51	$109.83	$101.03
Total return (d)	5.07%	9.97%	8.18%(e)	(13.82)%(f)	13.99%	(1.81)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,683,890	$8,411,964	$8,710,807	$6,143,001	$9,738,733	$10,555,187
Ratios to average net assets:
Total expenses	0.40%(g)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	6.44%(g)	6.65%	6.39%	3.99%	4.26%	5.13%
Portfolio turnover rate (h)	20%(i)	33%	28%	35%	48%	50%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have remained 8.18%.
(f)	If the Adviser had not made a contribution during the year ended June 30, 2022, the total return would have remained (13.82)%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
189

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Short Term High Yield Bond ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$24.98	$24.64	$24.10	$27.53	$25.16	$27.21
Income (loss) from investment operations:
Net investment income (loss) (a)	0.94	1.88	1.65	1.01	1.14	1.37
Net realized and unrealized gain (loss) (b)	0.42	0.32	0.55	(3.26)	2.53	(1.93)
Total from investment operations	1.36	2.20	2.20	(2.25)	3.67	(0.56)
Net equalization credits and charges (a)	0.01	0.00(c)	(0.01)	(0.00)(c)	(0.01)	(0.01)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(1.10)	(1.86)	(1.65)	(1.18)	(1.30)	(1.48)
Net asset value, end of period	$25.25	$24.98	$24.64	$24.10	$27.53	$25.16
Total return (d)	5.56%	9.28%	9.37%	(8.54)%	14.79%	(2.10)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,714,057	$4,663,419	$3,757,362	$3,407,064	$5,057,540	$3,037,341
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.41%	0.40%	0.40%	0.40%
Net investment income (loss)	7.32%(e)	7.58%	6.72%	3.79%	4.26%	5.27%
Portfolio turnover rate (f)	26%(g)	54%	65%	59%	74%	90%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
190

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 5/12/22*- 6/30/22
Net asset value, beginning of period	$94.35	$95.36	$98.54	$100.60
Income (loss) from investment operations:
Net investment income (loss) (a)	2.49	5.00	4.52	0.93
Net realized and unrealized gain (loss) (b)	(0.12)	(0.79)	(2.04)	(2.78)
Total from investment operations	2.37	4.21	2.48	(1.85)
Net equalization credits and charges (a)	0.08	(0.30)	(0.18)	0.00(c)
Distributions to shareholders from:
Net investment income	(3.02)	(4.92)	(5.48)	(0.21)
Net asset value, end of period	$93.78	$94.35	$95.36	$98.54
Total return (d)	2.57%	4.25%	2.47%	(1.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$46,888	$56,610	$28,609	$103,464
Ratios to average net assets:
Total expenses	0.09%(e)	0.09%	0.10%	0.09%(e)
Net expenses	0.07%(e)	0.07%	0.08%	0.07%(e)
Net investment income (loss)	5.14%(e)	5.32%	4.70%	4.18%(e)
Portfolio turnover rate (f)	31%(g)	73%	89%	37%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
191

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg 1-10 Year TIPS ETF
SPDR Bloomberg 1-3 Month T-Bill ETF
SPDR Bloomberg 3-12 Month T-Bill ETF
SPDR Bloomberg Emerging Markets USD Bond ETF
SPDR Bloomberg Investment Grade Floating Rate ETF
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
SPDR Nuveen Bloomberg Municipal Bond ETF
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
SPDR Bloomberg Convertible Securities ETF
SPDR Bloomberg High Yield Bond ETF
SPDR Bloomberg Short Term High Yield Bond ETF
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act, except for the SPDR Bloomberg Emerging Markets USD Bond ETF, which is classified as a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued
192

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2024, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
193

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Inflation-indexed public obligations are income-generating instruments whose interest and principal are periodically adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond and is accounted for as interest income in the Statements of Operations. Deflation may cause dividends to be suspended. The SPDR Bloomberg 1-10 Year TIPS ETF may invest exclusively in inflation-indexed instruments.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
194

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

4.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
5.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Credit Default Swaps
During the period ended December 31, 2024, the SPDR Bloomberg High Yield Bond ETF engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component.
195

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

The following tables summarize the value of the Fund's derivative instruments as of December 31, 2024, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets USD Bond ETF
Futures Contracts	$25,265	$—	$—	$—	$—	$25,265
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets USD Bond ETF
Futures Contracts	$(115,131)	$—	$—	$—	$—	$(115,131)
SPDR Bloomberg High Yield Bond ETF
Swap Contracts	—	—	19,261	—	—	19,261
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets USD Bond ETF
Futures Contracts	$25,541	$—	$—	$—	$—	$25,541
6.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg 1-10 Year TIPS ETF	0.15%
SPDR Bloomberg 1-3 Month T-Bill ETF	0.135
SPDR Bloomberg 3-12 Month T-Bill ETF	0.135
SPDR Bloomberg Emerging Markets USD Bond ETF	0.23
SPDR Bloomberg Investment Grade Floating Rate ETF	0.15
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	0.35
SPDR Nuveen Bloomberg Municipal Bond ETF	0.23
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	0.20
SPDR Bloomberg Convertible Securities ETF	0.40
SPDR Bloomberg High Yield Bond ETF	0.40
SPDR Bloomberg Short Term High Yield Bond ETF	0.40
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	0.09
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses for the SPDR MarketAxess Investment Grade 400 Corporate ETF until October 31, 2025, so that the net annual Fund operating expenses, before application of any fees and expenses not paid by the Adviser pursuant to the
196

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

Investment Advisory Agreement, if any, will be limited to 0.07% of the Fund's average daily net assets. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be canceled or modified at any time after October 31, 2025. This waiver and/or reimbursement may not be terminated prior to October 31, 2025 except with the approval of the Fund’s Board of Trustees. For the period ended December 31, 2024, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $3,751.
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2025. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2025 except with the approval of the Board.
The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Nuveen Asset Management receives fees from the Adviser for its services as the sub-adviser to the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF, SPDR Nuveen Bloomberg Municipal Bond ETF and SPDR Nuveen Bloomberg Short Term Municipal Bond ETF.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 11 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2024, are disclosed in the Schedules of Investments.
During the fiscal year ended June 30, 2024 State Street made a contribution of $251,498 to the SPDR Bloomberg Convertible Securities ETF related to an accounting matter.
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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
7.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2024, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Bloomberg 1-10 Year TIPS ETF	$126,707,866	$139,518,156	$—	$—
SPDR Bloomberg Emerging Markets USD Bond ETF	—	—	101,179,870	102,512,841
SPDR Bloomberg Investment Grade Floating Rate ETF	—	—	425,769,247	430,588,617
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	—	—	358,716,905	130,691,386
SPDR Nuveen Bloomberg Municipal Bond ETF	—	—	651,140,667	398,048,105
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	—	—	680,527,234	562,260,560
SPDR Bloomberg Convertible Securities ETF	—	—	462,373,957	575,967,163
SPDR Bloomberg High Yield Bond ETF	—	—	1,568,015,385	1,665,711,524
SPDR Bloomberg Short Term High Yield Bond ETF	—	—	1,211,192,671	1,212,140,927
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	—	—	14,632,792	14,812,412
For the period ended December 31, 2024, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg 1-10 Year TIPS ETF	$108,171,382	$109,805,982	$(5,546,155)
SPDR Bloomberg 1-3 Month T-Bill ETF	—	—	916,425
SPDR Bloomberg 3-12 Month T-Bill ETF	627,466,164	202,533,039	212,025
SPDR Bloomberg Emerging Markets USD Bond ETF	16,462,743	39,414,216	1,197,320
SPDR Bloomberg Investment Grade Floating Rate ETF	311,716,386	356,082,790	1,477,876
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	—	87,235,456	(4,189,612)
SPDR Nuveen Bloomberg Municipal Bond ETF	286,906,390	426,188,646	(5,437,220)
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	—	377,387,741	(8,255,652)
SPDR Bloomberg Convertible Securities ETF	1,245,714,135	571,382,735	29,184,484
SPDR Bloomberg High Yield Bond ETF	6,787,642,787	7,556,410,470	87,734,424
SPDR Bloomberg Short Term High Yield Bond ETF	1,863,451,642	1,854,305,621	39,295,932
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	4,916,613	14,152,355	873,825
198

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

9.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
10.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2024, SSGA FM has analyzed each Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg 1-10 Year TIPS ETF	$1,438,713,762	$—	$67,094,399	$(67,094,399)
SPDR Bloomberg 1-3 Month T-Bill ETF	37,346,532,854	7,642,705	2,720	7,639,985
SPDR Bloomberg 3-12 Month T-Bill ETF	3,349,644,701	2,411,538	153,594	2,257,944
SPDR Bloomberg Emerging Markets USD Bond ETF	298,869,896	4,120,496	15,727,237	(11,606,741)
SPDR Bloomberg Investment Grade Floating Rate ETF	2,492,546,241	5,657,306	333,340	5,323,966
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	2,859,464,903	47,201,621	122,049,101	(74,847,480)
SPDR Nuveen Bloomberg Municipal Bond ETF	3,681,611,262	26,671,368	49,910,093	(23,238,725)
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	3,551,249,867	6,975,690	25,341,622	(18,365,932)
SPDR Bloomberg Convertible Securities ETF	4,570,596,688	351,498,644	460,215,595	(108,716,951)
SPDR Bloomberg High Yield Bond ETF	8,471,566,777	14,670,965	273,695,189	(259,024,224)
SPDR Bloomberg Short Term High Yield Bond ETF	5,086,023,195	39,296,760	76,981,691	(37,684,931)
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	47,850,095	342,151	916,412	(574,261)
11.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2024, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Bloomberg 1-3 Month T-Bill ETF	$ 1,302,836,392	$ 1,238,326,983	$ 91,068,875	$ 1,329,395,858
SPDR Bloomberg 3-12 Month T-Bill ETF	393,894,887	94,100,000	307,864,913	401,964,913
SPDR Bloomberg Emerging Markets USD Bond ETF	5,682,783	5,817,646	—	5,817,646
SPDR Bloomberg Investment Grade Floating Rate ETF	110,532,810	73,933,487	38,961,788	112,895,275
SPDR Bloomberg Convertible Securities ETF	188,483,939	138,663,070	54,505,869	193,168,939
SPDR Bloomberg High Yield Bond ETF	672,368,835	648,429,390	37,418,283	685,847,673
SPDR Bloomberg Short Term High Yield Bond ETF	406,117,313	392,099,784	22,214,900	414,314,684
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	891,496	847,278	65,660	912,938
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2024:
		Remaining Contractual Maturity of the Agreements as of December 31, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg 1-3 Month T-Bill ETF	U.S. Treasury Obligations	$1,238,326,983	$—	$—	$—	$1,238,326,983	$1,238,326,983
SPDR Bloomberg 3-12 Month T-Bill ETF	U.S. Treasury Obligations	94,100,000	—	—	—	94,100,000	94,100,000
SPDR Bloomberg Emerging Markets USD Bond ETF	Corporate Bonds & Notes	2,047,525	—	—	—	2,047,525	2,047,525
SPDR Bloomberg Emerging Markets USD Bond ETF	Foreign Government Obligations	3,770,121	—	—	—	3,770,121	3,770,121
SPDR Bloomberg Investment Grade Floating Rate ETF	Corporate Bonds & Notes	48,846,637	—	—	—	48,846,637	48,846,637
SPDR Bloomberg Investment Grade Floating Rate ETF	Foreign Government Obligations	25,086,850	—	—	—	25,086,850	25,086,850
SPDR Bloomberg Convertible Securities ETF	Convertible Preferred Stocks	1,221,906	—	—	—	1,221,906	1,221,906
200

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of December 31, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Convertible Securities ETF	Corporate Bonds & Notes	$117,002,315	$—	$—	$—	$117,002,315	$117,002,315
SPDR Bloomberg Convertible Securities ETF	Preferred Stocks	20,438,849	—	—	—	20,438,849	20,438,849
SPDR Bloomberg High Yield Bond ETF	Corporate Bonds & Notes	648,429,390	—	—	—	648,429,390	648,429,390
SPDR Bloomberg Short Term High Yield Bond ETF	Corporate Bonds & Notes	392,093,933	—	—	—	392,093,933	392,093,933
SPDR Bloomberg Short Term High Yield Bond ETF	Warrants	5,851	—	—	—	5,851	5,851
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	Corporate Bonds & Notes	847,278	—	—	—	847,278	847,278
12.    Line of Credit
The SPDR Bloomberg Investment Grade Floating Rate ETF and other affiliated funds (each a “Participant” and,collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.00% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of December 31, 2024.
13.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
201

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
202

Semi-Annual Financial Statements and Other Information
December 31, 2024
SPDR® Series Trust - Fixed Income Funds
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF
SPDR Portfolio Intermediate Term Treasury ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 24.6%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
4.65%, 10/1/2028 (b)	$200,000	$198,170
4.75%, 3/30/2030	200,000	197,344
5.38%, 6/15/2033	380,000	376,854
Omnicom Group, Inc.:
2.45%, 4/30/2030 (b)	436,000	382,917
4.20%, 6/1/2030	275,000	264,022
5.30%, 11/1/2034 (b)	400,000	394,124
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	200,000	197,192
		2,010,623
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.20%, 2/4/2026	1,284,000	1,244,992
2.70%, 2/1/2027 (b)	593,000	565,360
2.75%, 2/1/2026	446,000	435,069
2.80%, 3/1/2027 (b)	200,000	190,540
2.95%, 2/1/2030	1,073,000	957,277
3.10%, 5/1/2026	61,000	59,475
3.20%, 3/1/2029	164,000	151,119
3.25%, 2/1/2028	429,000	403,942
3.25%, 2/1/2035	450,000	358,803
3.50%, 3/1/2039	300,000	222,327
3.55%, 3/1/2038	428,000	323,504
3.60%, 5/1/2034 (b)	425,000	355,984
3.63%, 2/1/2031	400,000	363,136
3.63%, 3/1/2048	744,000	493,986
3.75%, 2/1/2050 (b)	400,000	272,412
3.83%, 3/1/2059	377,000	244,062
3.85%, 11/1/2048	440,000	300,934
3.90%, 5/1/2049	327,000	227,052
3.95%, 8/1/2059	375,000	248,063
5.04%, 5/1/2027	531,000	532,269
5.15%, 5/1/2030	1,523,000	1,503,049
5.71%, 5/1/2040	827,000	787,585
5.81%, 5/1/2050	1,209,000	1,122,315
5.93%, 5/1/2060	1,399,000	1,289,430
6.30%, 5/1/2029 (b)	375,000	388,830
6.53%, 5/1/2034 (b)	340,000	356,167
6.86%, 5/1/2054 (b)	359,000	381,703
7.01%, 5/1/2064	200,000	212,664
GE Capital Funding LLC 4.55%, 5/15/2032	475,000	457,093
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035 (b)	695,000	641,012
General Dynamics Corp.:
2.13%, 8/15/2026	343,000	330,525
2.85%, 6/1/2041	200,000	142,848
3.63%, 4/1/2030	296,000	279,462
3.75%, 5/15/2028	357,000	346,433
Security Description	Principal Amount	Value
4.25%, 4/1/2040	$560,000	$488,886
4.25%, 4/1/2050	352,000	290,481
General Electric Co.:
Series MTN, 5.88%, 1/14/2038	156,000	160,778
Series MTN, 6.75%, 3/15/2032	175,000	191,566
Howmet Aerospace, Inc.:
4.85%, 10/15/2031	200,000	196,340
5.90%, 2/1/2027	234,000	238,877
5.95%, 2/1/2037	360,000	372,888
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	200,500	165,320
2.90%, 12/15/2029 (b)	570,000	515,765
3.85%, 12/15/2026	404,000	397,605
4.40%, 6/15/2028	582,000	571,905
5.35%, 6/1/2034	753,000	751,486
5.40%, 7/31/2033	500,000	498,760
5.50%, 8/15/2054 (b)	300,000	288,123
6.15%, 12/15/2040	168,000	174,354
Lockheed Martin Corp.:
2.80%, 6/15/2050	258,000	161,423
3.55%, 1/15/2026	302,000	298,995
3.80%, 3/1/2045	492,500	388,617
4.07%, 12/15/2042	338,000	281,415
4.09%, 9/15/2052	160,000	126,822
4.15%, 6/15/2053 (b)	521,000	416,513
4.30%, 6/15/2062	250,000	198,298
4.45%, 5/15/2028	180,000	178,700
4.50%, 5/15/2036 (b)	300,000	281,616
4.70%, 12/15/2031	40,000	39,390
4.70%, 5/15/2046	850,000	758,659
4.75%, 2/15/2034	500,000	485,040
5.10%, 11/15/2027	125,000	126,989
5.20%, 2/15/2055 (b)	300,000	283,149
5.20%, 2/15/2064	250,000	231,615
5.25%, 1/15/2033 (b)	301,000	304,320
5.70%, 11/15/2054	305,000	310,826
5.90%, 11/15/2063 (b)	230,000	239,292
Series B, 6.15%, 9/1/2036	400,000	431,792
Northrop Grumman Corp.:
3.25%, 1/15/2028	803,000	767,331
3.85%, 4/15/2045	301,000	235,373
4.03%, 10/15/2047	379,000	298,436
4.40%, 5/1/2030	505,000	491,466
4.75%, 6/1/2043	484,000	434,322
4.90%, 6/1/2034	500,000	487,550
4.95%, 3/15/2053	288,000	257,463
5.20%, 6/1/2054 (b)	500,000	464,620
RTX Corp.:
1.90%, 9/1/2031	452,000	369,655
2.25%, 7/1/2030	889,000	772,559
2.38%, 3/15/2032	1,011,000	839,545
2.82%, 9/1/2051	461,000	279,560
3.03%, 3/15/2052	560,000	353,696

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 5/4/2027	$418,000	$403,341
3.13%, 7/1/2050	183,000	119,819
3.50%, 3/15/2027	447,000	435,771
3.75%, 11/1/2046	342,000	258,083
4.13%, 11/16/2028	139,000	135,369
4.15%, 5/15/2045	390,000	315,069
4.35%, 4/15/2047	546,000	447,938
4.45%, 11/16/2038	728,000	648,255
4.50%, 6/1/2042	540,000	467,851
4.63%, 11/16/2048	414,000	352,148
4.80%, 12/15/2043	850,000	753,500
5.15%, 2/27/2033	255,000	252,644
5.38%, 2/27/2053	175,000	165,846
5.40%, 5/1/2035	490,000	491,117
5.75%, 11/8/2026	160,000	162,870
6.05%, 6/1/2036	300,000	313,242
6.10%, 3/15/2034	360,000	379,004
6.40%, 3/15/2054	550,000	597,625
7.50%, 9/15/2029	143,000	158,295
		39,945,390
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	679,000	558,464
3.40%, 5/6/2030	278,000	255,251
3.40%, 2/4/2041	457,000	329,963
3.70%, 2/4/2051	907,000	617,540
3.88%, 9/16/2046	629,000	454,006
4.00%, 2/4/2061 (b)	135,000	94,072
4.25%, 8/9/2042	242,000	192,726
4.40%, 2/14/2026	317,000	315,612
4.45%, 5/6/2050	276,000	213,547
4.50%, 5/2/2043	268,000	218,779
4.80%, 2/14/2029	307,000	303,559
5.38%, 1/31/2044 (b)	404,000	376,710
5.80%, 2/14/2039	173,000	170,972
5.95%, 2/14/2049 (b)	980,000	960,204
6.20%, 11/1/2028	480,000	499,051
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (b)	529,000	511,696
2.90%, 3/1/2032	377,000	325,781
4.50%, 8/15/2033	130,000	123,726
4.54%, 3/26/2042	300,000	262,104
5.38%, 9/15/2035 (b)	200,000	202,006
5.94%, 10/1/2032	268,000	282,887
BAT Capital Corp.:
2.26%, 3/25/2028	199,000	182,871
2.73%, 3/25/2031 (b)	395,000	341,035
3.22%, 9/6/2026	257,000	250,449
3.46%, 9/6/2029	440,000	409,737
3.56%, 8/15/2027	1,191,000	1,152,412
3.98%, 9/25/2050	200,000	141,158
4.39%, 8/15/2037	907,000	782,904
4.54%, 8/15/2047	1,174,000	926,415
4.70%, 4/2/2027	225,000	224,075
4.76%, 9/6/2049	466,000	377,292
Security Description	Principal Amount	Value
4.91%, 4/2/2030	$295,000	$291,351
5.65%, 3/16/2052	100,000	91,343
6.42%, 8/2/2033	570,000	602,017
7.08%, 8/2/2043	100,000	107,831
7.08%, 8/2/2053	645,000	708,204
BAT International Finance PLC:
1.67%, 3/25/2026	460,000	442,750
4.45%, 3/16/2028	213,000	209,486
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031 (b)	818,000	706,858
3.25%, 8/15/2026	182,000	177,796
4.10%, 1/7/2028	200,000	195,772
4.65%, 9/17/2034 (b)	135,000	127,526
Philip Morris International, Inc.:
0.88%, 5/1/2026	218,000	207,514
1.75%, 11/1/2030	225,000	187,832
2.10%, 5/1/2030	574,000	496,091
2.75%, 2/25/2026	407,000	398,380
3.13%, 3/2/2028	113,300	107,747
3.38%, 8/15/2029 (b)	202,000	189,579
4.13%, 3/4/2043	385,000	312,158
4.25%, 11/10/2044	449,000	366,519
4.38%, 11/15/2041	245,000	208,167
4.63%, 11/1/2029 (b)	477,000	470,537
4.75%, 11/1/2031	180,000	176,047
4.88%, 2/13/2026 (b)	399,000	400,197
4.88%, 2/13/2029	775,000	774,473
4.88%, 11/15/2043	575,000	514,303
4.90%, 11/1/2034	250,000	240,405
5.13%, 11/17/2027	360,000	364,302
5.25%, 9/7/2028	550,000	557,980
5.25%, 2/13/2034	851,000	841,886
5.38%, 2/15/2033 (b)	1,058,000	1,060,010
5.63%, 11/17/2029 (b)	350,000	360,517
5.63%, 9/7/2033	463,000	470,297
5.75%, 11/17/2032	636,000	653,592
6.38%, 5/16/2038	256,000	275,180
Reynolds American, Inc.:
5.70%, 8/15/2035 (b)	225,000	225,243
5.85%, 8/15/2045	1,165,000	1,109,080
		26,685,974
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series 2021-1, Class A, 2.88%, 1/11/2036	272,290	235,250
Series 2019-1, Class AA, 3.15%, 8/15/2033	20,561	18,744
Series 2016-2, Class AA, 3.20%, 12/15/2029	256,836	242,638
Series 2017-2, Class AA, 3.35%, 4/15/2031	155,569	145,960
Series 2015-1, Class A, 3.38%, 11/1/2028	104,937	99,638

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-1, Class AA, 3.58%, 7/15/2029	$48,219	$46,392
Series 2014-1, Class A, 3.70%, 4/1/2028	120,653	116,960
Delta Air Lines, Inc. 4.38%, 4/19/2028 (b)	700,000	683,571
JetBlue Pass-Through Trust Series 2020-1, Class A, 4.00%, 5/15/2034	221,476	207,481
Southwest Airlines Co.:
2.63%, 2/10/2030 (b)	250,000	221,240
3.00%, 11/15/2026	180,000	173,972
5.13%, 6/15/2027	663,000	666,461
United Airlines Pass-Through Trust:
Series 2016-2, Class AA, 2.88%, 4/7/2030	196,735	182,645
Series 2018-1, Class AA, 3.50%, 9/1/2031	290,661	271,146
Series 2014-2, Class A, 3.75%, 3/3/2028	139,751	136,798
Series 2014-1, Class A, 4.00%, 10/11/2027	101,659	99,999
Series 2019-1, Class AA, 4.15%, 2/25/2033	143,096	136,522
Series 2024-1, Class AA, 5.45%, 8/15/2038	520,000	516,339
Series 2023-1, Class A, 5.80%, 7/15/2037	579,751	587,768
Series 2020-1, Class A, 5.88%, 4/15/2029	200,625	203,898
		4,993,422
APPAREL — 0.0% (a)
NIKE, Inc.:
2.75%, 3/27/2027 (b)	500,000	481,795
2.85%, 3/27/2030 (b)	562,000	511,960
3.25%, 3/27/2040	338,000	260,950
3.63%, 5/1/2043	330,000	258,304
3.88%, 11/1/2045	468,000	369,486
Ralph Lauren Corp. 2.95%, 6/15/2030	200,000	181,232
Tapestry, Inc.:
3.05%, 3/15/2032 (b)	240,000	204,410
4.13%, 7/15/2027 (b)	156,000	152,927
5.10%, 3/11/2030	50,000	49,469
5.50%, 3/11/2035 (b)	35,000	34,042
		2,504,575
AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
Series MTN, 1.80%, 1/13/2031	180,000	148,549
Series MTN, 2.25%, 1/12/2029 (b)	218,000	196,394
Security Description	Principal Amount	Value
Series MTN, 2.35%, 1/8/2027	$352,000	$336,125
Series GMTN, 3.50%, 2/15/2028 (b)	279,000	268,325
Series GMTN, 4.40%, 10/5/2026	200,000	199,308
Series GMTN, 4.40%, 9/5/2029	200,000	194,584
Series GMTN, 4.45%, 10/22/2027 (b)	170,000	168,795
4.70%, 1/12/2028	315,000	314,364
Series GMTN, 4.85%, 10/23/2031	265,000	259,483
4.90%, 3/13/2029	404,000	402,691
Series GMTN, 4.90%, 7/9/2027	70,000	70,283
Series GMTN, 4.90%, 1/10/2034 (b)	453,000	434,780
Series GMTN, 5.05%, 7/10/2031	250,000	247,118
Series GMTN, 5.13%, 7/7/2028	488,000	491,250
5.65%, 11/15/2028	500,000	512,865
Series GMTN, 5.85%, 10/4/2030 (b)	355,000	369,576
Cummins, Inc.:
1.50%, 9/1/2030 (b)	195,000	163,199
2.60%, 9/1/2050	1,087,000	646,113
4.88%, 10/1/2043	150,000	137,255
5.15%, 2/20/2034 (b)	215,000	215,363
Ford Motor Co.:
3.25%, 2/12/2032	206,000	171,435
4.75%, 1/15/2043	646,000	508,803
5.29%, 12/8/2046	400,000	342,624
6.10%, 8/19/2032 (b)	1,592,000	1,584,645
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	186,000	178,642
4.00%, 11/13/2030	329,000	296,182
Series GMTN, 4.39%, 1/8/2026	200,000	198,420
4.95%, 5/28/2027	486,000	481,723
5.13%, 11/5/2026	200,000	199,842
5.30%, 9/6/2029	200,000	196,050
5.80%, 3/8/2029	750,000	750,052
6.05%, 3/5/2031	740,000	738,328
6.05%, 11/5/2031	340,000	337,379
6.13%, 3/8/2034	1,480,000	1,446,818
6.80%, 11/7/2028	320,000	331,654
6.95%, 6/10/2026	2,612,000	2,669,751
7.12%, 11/7/2033	295,000	308,030
7.20%, 6/10/2030 (b)	1,950,000	2,052,316
General Motors Co.:
5.00%, 10/1/2028	382,400	380,484
5.00%, 4/1/2035	281,000	263,008
5.20%, 4/1/2045	490,000	424,453
5.40%, 10/15/2029 (b)	395,000	397,516

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 4/1/2048 (b)	$200,000	$175,744
5.60%, 10/15/2032 (b)	469,000	473,151
5.95%, 4/1/2049	1,174,000	1,110,475
6.25%, 10/2/2043	432,000	428,129
6.60%, 4/1/2036 (b)	441,000	462,724
6.75%, 4/1/2046 (b)	651,000	680,829
6.80%, 10/1/2027 (b)	477,000	498,060
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	444,000	427,776
1.50%, 6/10/2026	223,000	212,535
2.35%, 2/26/2027	327,000	309,865
2.35%, 1/8/2031	518,000	434,182
2.40%, 4/10/2028	506,000	464,898
2.70%, 8/20/2027	160,000	151,166
2.70%, 6/10/2031	347,000	293,999
3.10%, 1/12/2032 (b)	238,000	203,602
3.60%, 6/21/2030	556,000	509,635
4.00%, 10/6/2026	187,000	184,346
4.35%, 1/17/2027	540,000	533,731
4.90%, 10/6/2029 (b)	250,000	246,120
5.00%, 4/9/2027	318,000	318,213
5.25%, 3/1/2026	567,000	568,661
5.35%, 7/15/2027	200,000	201,960
5.40%, 4/6/2026	200,000	201,186
5.40%, 5/8/2027	485,000	490,102
5.55%, 7/15/2029 (b)	100,000	101,112
5.60%, 6/18/2031 (b)	155,000	155,601
5.75%, 2/8/2031 (b)	340,000	344,192
5.80%, 1/7/2029	720,000	734,508
5.85%, 4/6/2030 (b)	295,000	301,564
5.95%, 4/4/2034 (b)	500,000	502,525
6.00%, 1/9/2028 (b)	380,000	390,036
6.10%, 1/7/2034 (b)	530,000	538,051
Honda Motor Co. Ltd. 2.53%, 3/10/2027	261,000	249,409
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	418,000	488,663
PACCAR Financial Corp.:
4.00%, 9/26/2029 (b)	100,000	96,830
Series R, 4.50%, 11/25/2026	145,000	145,116
4.60%, 1/10/2028	297,000	296,323
Series MTN, 4.60%, 1/31/2029 (b)	260,000	259,111
Series MTN, 5.00%, 3/22/2034 (b)	275,000	276,144
Series MTN, 5.05%, 8/10/2026	200,000	201,680
Toyota Motor Corp.:
1.34%, 3/25/2026	364,000	350,306
5.12%, 7/13/2028	750,000	758,685
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 1/9/2026 (b)	172,000	165,593
Security Description	Principal Amount	Value
Series MTN, 1.13%, 6/18/2026	$285,000	$271,534
1.90%, 9/12/2031	400,000	328,376
Series MTN, 1.90%, 4/6/2028	200,000	182,960
Series GMTN, 3.05%, 1/11/2028	250,000	238,555
Series MTN, 3.05%, 3/22/2027	595,000	575,877
Series MTN, 3.20%, 1/11/2027	200,000	194,746
Series MTN, 3.38%, 4/1/2030	345,000	319,625
3.65%, 1/8/2029	341,000	326,368
Series MTN, 4.35%, 10/8/2027	400,000	397,252
4.45%, 5/18/2026	425,000	424,647
4.55%, 8/7/2026	135,000	135,072
4.55%, 8/9/2029 (b)	115,000	113,508
Series MTN, 4.55%, 9/20/2027 (b)	364,000	363,814
Series MTN, 4.60%, 10/10/2031	100,000	97,241
4.63%, 1/12/2028	411,000	410,149
Series MTN, 4.65%, 1/5/2029 (b)	730,000	725,897
4.70%, 1/12/2033	125,000	121,583
Series B, 5.00%, 3/19/2027	195,000	196,679
5.05%, 5/16/2029	508,000	511,749
5.10%, 3/21/2031	430,000	432,189
5.20%, 5/15/2026 (b)	500,000	504,455
Series MTN, 5.25%, 9/11/2028	500,000	507,615
5.40%, 11/20/2026	500,000	507,745
5.45%, 11/10/2027	504,000	515,768
		44,374,517
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv Swiss Holdings Ltd.:
3.25%, 3/1/2032 (b)	460,000	396,805
4.15%, 5/1/2052	416,000	295,456
4.65%, 9/13/2029 (b)	200,000	194,186
5.15%, 9/13/2034 (b)	300,000	283,797
5.75%, 9/13/2054	200,000	179,662
BorgWarner, Inc.:
2.65%, 7/1/2027 (b)	257,000	244,433
4.95%, 8/15/2029 (b)	200,000	198,854
Lear Corp.:
2.60%, 1/15/2032	144,000	119,880
3.50%, 5/30/2030 (b)	168,000	153,394
3.80%, 9/15/2027	267,000	259,233
4.25%, 5/15/2029	381,000	366,686
5.25%, 5/15/2049 (b)	345,000	296,524
Magna International, Inc. 5.05%, 3/14/2029 (b)	585,000	587,533
		3,576,443

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
BANKS — 5.4%
Associated Banc-Corp. SOFR + 3.03%, 6.46%, 8/29/2030 (c)	$165,000	$168,071
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	200,000	196,788
4.62%, 12/16/2029 (b)	500,000	495,850
4.75%, 1/18/2027	430,000	431,423
4.90%, 7/16/2027	500,000	503,660
5.00%, 3/18/2026	255,000	256,405
Banco Bilbao Vizcaya Argentaria SA:
5.38%, 3/13/2029	300,000	302,796
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (c)	325,000	332,553
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (c)	750,000	822,135
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (c)	400,000	378,168
1.85%, 3/25/2026	310,000	298,391
2.75%, 12/3/2030	200,000	169,326
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (b) (c)	505,000	429,795
3.31%, 6/27/2029	293,500	272,544
3.49%, 5/28/2030 (b)	500,000	456,135
3.80%, 2/23/2028	375,000	359,835
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (c)	395,000	386,630
4.25%, 4/11/2027	400,000	393,004
4.38%, 4/12/2028	400,000	390,280
5.29%, 8/18/2027	465,000	467,613
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (c)	405,000	407,807
5.44%, 7/15/2031	500,000	499,670
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (c)	239,000	240,271
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (c)	200,000	201,674
5.59%, 8/8/2028	600,000	607,956
6.35%, 3/14/2034	630,000	639,607
6.61%, 11/7/2028	535,000	562,248
6.92%, 8/8/2033	495,000	520,730
6.94%, 11/7/2033	500,000	545,350
Bank of America Corp.:
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	984,000	947,946
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	1,604,000	1,529,205
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	345,400	290,664
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	609,300	508,461
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	1,358,000	1,132,545
Security Description	Principal Amount	Value
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	$1,443,250	$1,175,570
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	943,000	827,841
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (c)	680,000	648,054
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	250,000	210,490
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	866,000	761,179
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (b) (c)	444,000	382,240
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,791,000	1,240,429
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	1,278,000	1,098,914
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	150,000	92,121
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (c)	958,500	866,685
SOFR + 1.56%, 2.97%, 7/21/2052 (b) (c)	1,019,000	646,800
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	697,000	599,343
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	1,349,000	1,241,701
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	1,068,000	799,441
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	2,216,000	2,124,767
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (b) (c)	287,000	202,946
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (c)	750,400	738,131
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	509,000	492,676
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (c)	200,000	194,744
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (c)	873,000	854,903
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (c)	200,000	177,130
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (b) (c)	357,000	273,094
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (c)	1,557,000	1,509,543

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	$836,500	$801,944
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	433,000	368,076
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	1,507,000	1,177,223
Series L, 4.18%, 11/25/2027	999,000	981,078
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	438,800	388,970
Series MTN, 4.25%, 10/22/2026	475,000	470,815
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	642,300	625,414
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (c)	868,000	707,663
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	678,000	670,400
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	133,000	111,814
Series MTN, 4.45%, 3/3/2026	1,920,000	1,912,570
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	1,367,000	1,300,427
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	200,000	200,392
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (b) (c)	1,738,000	1,704,891
SOFR + 1.29%, 5.08%, 1/20/2027 (c)	900,000	902,790
SOFR + 1.63%, 5.20%, 4/25/2029 (b) (c)	1,220,000	1,226,100
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	965,000	957,840
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (c)	1,000,000	973,590
SOFR + 1.65%, 5.47%, 1/23/2035 (b) (c)	1,601,000	1,605,755
SOFR + 1.74%, 5.52%, 10/25/2035 (c)	2,648,000	2,600,071
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	820,000	840,508
SOFR + 1.84%, 5.87%, 9/15/2034 (c)	1,075,000	1,104,605
Series MTN, 5.88%, 2/7/2042	523,000	545,615
SOFR + 1.34%, 5.93%, 9/15/2027 (c)	460,000	468,068
6.11%, 1/29/2037	1,242,000	1,286,364
7.75%, 5/14/2038	1,099,000	1,284,698
Bank of America NA 5.53%, 8/18/2026	785,000	795,998
Security Description	Principal Amount	Value
Bank of Montreal:
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (c)	$371,000	$356,208
Series MTN, 1.25%, 9/15/2026 (b)	330,000	311,906
Series MTN, 2.65%, 3/8/2027 (b)	426,000	409,003
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	440,000	366,718
Series F2F, SOFR + 0.88%, 4.57%, 9/10/2027 (c)	200,000	199,374
SOFR + 1.25%, 4.64%, 9/10/2030 (b) (c)	400,000	392,012
Series H, 4.70%, 9/14/2027	250,000	249,823
5.20%, 2/1/2028 (b)	750,000	755,820
5.30%, 6/5/2026	352,000	355,217
5.51%, 6/4/2031 (b)	500,000	508,050
5.72%, 9/25/2028 (b)	1,050,000	1,076,848
Bank of New York Mellon Corp.:
Series MTN, 1.65%, 1/28/2031	215,000	177,784
Series J, 1.90%, 1/25/2029	600,000	538,398
Series MTN, 2.05%, 1/26/2027 (b)	202,000	192,373
Series MTN, 3.25%, 5/16/2027	309,000	299,835
Series MTN, 3.30%, 8/23/2029	938,000	872,246
Series MTN, 3.40%, 1/29/2028 (b)	601,400	579,834
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (c)	295,000	287,097
Series MTN, 3.85%, 4/28/2028	175,000	170,623
Series MTN, 3.85%, 4/26/2029	250,000	241,315
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (c)	171,000	167,934
SOFR + 1.76%, 4.60%, 7/26/2030 (c)	238,000	234,982
SOFR + 1.51%, 4.71%, 2/1/2034 (c)	170,000	163,244
SOFR + 0.84%, 4.89%, 7/21/2028 (c)	200,000	200,708
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (b) (c)	477,000	466,921
SOFR + 1.23%, 5.06%, 7/22/2032 (c)	210,000	209,525
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (c)	500,000	494,415
SOFR + 1.25%, 5.23%, 11/20/2035 (b) (c)	500,000	497,920
SOFR + 1.77%, 5.61%, 7/21/2039 (b) (c)	115,000	115,623

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	$584,000	$604,650
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (c)	602,000	650,888
Bank of Nova Scotia:
1.05%, 3/2/2026 (b)	250,000	239,938
1.30%, 9/15/2026	829,000	784,043
1.35%, 6/24/2026 (b)	309,000	294,718
1.95%, 2/2/2027 (b)	470,000	444,512
2.70%, 8/3/2026	976,000	947,130
SOFR + 1.00%, 4.40%, 9/8/2028 (b) (c)	190,000	188,020
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (c)	500,000	460,030
SOFR + 1.44%, 4.74%, 11/10/2032 (b) (c)	250,000	242,135
4.75%, 2/2/2026	325,000	325,241
Series GMTN, 5.40%, 6/4/2027	300,000	304,746
Series GMTN, 5.45%, 8/1/2029	200,000	203,582
5.65%, 2/1/2034 (b)	550,000	559,246
BankUnited, Inc. 5.13%, 6/11/2030 (b)	393,000	377,748
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (c)	336,000	319,449
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (c)	990,000	837,193
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (b) (c)	413,000	298,855
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	313,000	276,598
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	600,000	464,136
4.34%, 1/10/2028 (b)	250,000	244,480
4.38%, 1/12/2026	755,000	751,444
4.84%, 5/9/2028	1,000,000	982,050
SOFR + 1.34%, 4.84%, 9/10/2028 (b) (c)	178,000	176,845
SOFR + 1.56%, 4.94%, 9/10/2030 (c)	285,000	279,291
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	533,800	528,948
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (c)	413,000	402,221
5.20%, 5/12/2026	700,000	700,245
5.25%, 8/17/2045 (b)	595,000	555,784
SOFR + 1.91%, 5.34%, 9/10/2035 (b) (c)	460,000	442,272
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (c)	572,000	578,052
SOFR + 1.49%, 5.67%, 3/12/2028 (c)	225,000	227,666
Security Description	Principal Amount	Value
SOFR + 1.74%, 5.69%, 3/12/2030 (c)	$660,000	$666,613
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (b) (c)	300,000	300,105
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	1,413,000	1,449,653
SOFR + 1.88%, 6.50%, 9/13/2027 (c)	380,000	389,063
SOFR + 2.62%, 6.69%, 9/13/2034 (b) (c)	440,000	466,136
SOFR + 3.57%, 7.12%, 6/27/2034 (b) (c)	855,000	908,600
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	704,000	745,853
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (b) (c)	477,000	525,206
Canadian Imperial Bank of Commerce:
1.25%, 6/22/2026	300,000	285,591
3.60%, 4/7/2032 (b)	344,000	308,716
SOFR + 0.93%, 4.51%, 9/11/2027 (b) (c)	375,000	373,193
SOFR + 1.34%, 4.63%, 9/11/2030 (b) (c)	315,000	308,316
5.00%, 4/28/2028 (b)	588,000	589,535
5.24%, 6/28/2027	500,000	505,600
5.99%, 10/3/2028 (b)	210,000	216,796
6.09%, 10/3/2033 (b)	535,000	559,257
Citibank NA:
4.84%, 8/6/2029	797,000	791,891
SOFR + 0.71%, 4.88%, 11/19/2027 (c)	1,000,000	1,000,360
4.93%, 8/6/2026	475,000	476,914
5.49%, 12/4/2026	607,000	616,099
5.57%, 4/30/2034	596,000	603,319
5.80%, 9/29/2028 (b)	960,000	989,731
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	180,000	172,834
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	1,124,000	1,070,239
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	526,000	438,216
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	841,000	712,630
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	599,000	522,040
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	953,000	842,099
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	474,000	331,250
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	469,000	423,366
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	1,991,000	1,709,811
SOFR + 1.28%, 3.07%, 2/24/2028 (c)	680,000	653,827

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 10/21/2026 (b)	$1,663,000	$1,617,866
3.40%, 5/1/2026	688,000	676,166
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	1,018,000	985,587
3.70%, 1/12/2026	1,110,000	1,099,777
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	935,000	840,013
3 mo. USD Term SOFR + 1.43%, 3.88%, 1/24/2039 (c)	644,000	537,759
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	200,000	195,938
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (c)	819,000	780,712
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	808,000	783,914
4.13%, 7/25/2028	635,000	617,055
4.30%, 11/20/2026	524,000	519,242
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	1,014,000	974,119
4.45%, 9/29/2027	1,201,500	1,184,847
SOFR + 1.34%, 4.54%, 9/19/2030 (c)	1,100,000	1,068,584
4.60%, 3/9/2026	870,000	867,616
4.65%, 7/30/2045	442,000	384,911
4.65%, 7/23/2048	736,000	631,532
4.75%, 5/18/2046 (b)	40,000	34,873
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	751,000	724,985
SOFR + 1.36%, 5.17%, 2/13/2030 (c)	455,000	454,295
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (c)	500,000	476,570
SOFR + 1.45%, 5.45%, 6/11/2035 (c)	750,000	744,172
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (c)	355,000	352,178
SOFR + 2.06%, 5.83%, 2/13/2035 (c)	765,000	761,519
5.88%, 1/30/2042	257,600	263,211
6.00%, 10/31/2033 (b)	267,000	274,626
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	1,284,000	1,307,638
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	647,000	678,082
6.63%, 1/15/2028	400,000	420,664
8.13%, 7/15/2039	742,000	915,331
Citizens Bank NA 3.75%, 2/18/2026	225,000	222,152
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	100,000	87,417
2.64%, 9/30/2032	200,000	160,822
3.25%, 4/30/2030	947,000	856,164
Security Description	Principal Amount	Value
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (b) (c)	$300,000	$291,477
SOFR + 1.91%, 5.72%, 7/23/2032 (b) (c)	700,000	702,044
Comerica, Inc.:
4.00%, 2/1/2029 (b)	335,000	317,744
SOFR + 2.16%, 5.98%, 1/30/2030 (c)	150,000	151,638
Commonwealth Bank of Australia:
4.58%, 11/27/2026	400,000	400,352
5.32%, 3/13/2026	254,000	256,301
Cooperatieve Rabobank UA:
4.33%, 8/28/2026	265,000	264,383
5.04%, 3/5/2027	740,000	747,000
5.25%, 5/24/2041	450,000	437,022
5.50%, 10/5/2026	425,000	431,877
5.75%, 12/1/2043	513,000	509,666
Deutsche Bank AG:
SOFR + 1.32%, 2.55%, 1/7/2028 (b) (c)	594,000	564,496
SOFR + 1.72%, 3.04%, 5/28/2032 (c)	441,000	378,008
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	738,300	662,122
SOFR + 2.76%, 3.73%, 1/14/2032 (c)	485,000	423,919
SOFR + 2.26%, 3.74%, 1/7/2033 (b) (c)	689,000	583,631
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	267,000	258,768
SOFR + 1.70%, 5.00%, 9/11/2030 (b) (c)	220,000	214,993
SOFR + 2.05%, 5.40%, 9/11/2035 (b) (c)	310,000	294,664
SOFR + 1.59%, 5.71%, 2/8/2028 (b) (c)	270,000	272,830
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	436,000	452,398
SOFR + 2.51%, 6.82%, 11/20/2029 (c)	617,000	645,505
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	430,000	442,891
SOFR + 2.52%, 7.15%, 7/13/2027 (c)	700,000	721,364
Discover Bank:
2.70%, 2/6/2030	199,300	175,932
3.45%, 7/27/2026	366,000	357,893
4.65%, 9/13/2028	314,000	307,415
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (c)	269,000	253,874
2.55%, 5/5/2027	230,000	218,394
SOFR + 1.66%, 4.34%, 4/25/2033 (c)	275,000	255,225

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.13%, 4.77%, 7/28/2030 (c)	$510,000	$499,724
SOFR + 1.49%, 4.90%, 9/6/2030 (c)	200,000	197,240
SOFR + 1.84%, 5.63%, 1/29/2032 (c)	245,000	247,680
SOFR + 2.34%, 6.34%, 7/27/2029 (c)	355,000	368,160
SOFR + 2.19%, 6.36%, 10/27/2028 (c)	387,000	400,038
8.25%, 3/1/2038	320,000	383,917
Fifth Third Bank, Inc. Series BKNT, 3.85%, 3/15/2026	300,000	296,604
First Horizon Bank 5.75%, 5/1/2030 (b)	295,000	293,513
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	239,000	245,532
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (c)	100,000	98,736
Goldman Sachs Bank USA:
SOFR + 0.78%, 5.28%, 3/18/2027 (c)	1,203,000	1,210,110
SOFR + 0.75%, 5.41%, 5/21/2027 (c)	469,000	472,578
Goldman Sachs Group, Inc.:
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	574,000	550,845
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	724,000	684,651
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	1,271,000	1,205,798
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	979,000	808,820
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	1,532,000	1,279,634
2.60%, 2/7/2030	541,500	479,330
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	848,000	722,801
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	1,043,000	994,334
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	1,199,000	1,012,855
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	1,463,000	1,261,852
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	762,000	555,475
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	473,000	352,002
3.50%, 11/16/2026	1,470,000	1,437,145
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	318,000	309,106
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	466,000	452,374
3.75%, 2/25/2026	741,000	733,331
Security Description	Principal Amount	Value
3.80%, 3/15/2030	$567,000	$531,852
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	800,000	769,272
3.85%, 1/26/2027	1,128,000	1,107,358
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	1,180,000	999,165
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	1,019,500	992,493
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	390,000	342,833
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	664,000	656,251
SOFR + 1.14%, 4.69%, 10/23/2030 (c)	250,000	244,885
4.75%, 10/21/2045 (b)	430,000	379,204
Series MTN, 4.80%, 7/8/2044	775,000	685,681
SOFR + 1.42%, 5.02%, 10/23/2035 (c)	590,000	565,922
SOFR + 1.21%, 5.05%, 7/23/2030 (c)	710,000	706,194
5.15%, 5/22/2045 (b)	570,000	524,753
SOFR + 1.55%, 5.33%, 7/23/2035 (c)	840,000	824,620
SOFR + 1.58%, 5.56%, 11/19/2045 (c)	2,500,000	2,415,550
5.95%, 1/15/2027 (b)	321,000	328,970
6.13%, 2/15/2033 (b)	334,000	355,596
6.25%, 2/1/2041	949,000	999,506
6.45%, 5/1/2036	269,000	283,722
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	770,000	806,606
SOFR + 1.95%, 6.56%, 10/24/2034 (b) (c)	670,000	721,221
6.75%, 10/1/2037	1,860,000	1,996,078
HSBC Bank USA NA 7.00%, 1/15/2039	200,000	221,552
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	325,000	299,439
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	686,000	616,309
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	720,000	611,834
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	654,300	574,345
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	512,000	431,872
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (c)	892,000	842,440

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	$1,536,000	$1,502,991
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	1,072,000	1,050,624
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	502,000	498,345
4.95%, 3/31/2030	878,000	869,044
SOFR + 1.04%, 5.13%, 11/19/2028 (b) (c)	220,000	219,910
SOFR + 2.61%, 5.21%, 8/11/2028 (b) (c)	685,000	687,281
5.25%, 3/14/2044 (b)	665,000	611,055
SOFR + 1.29%, 5.29%, 11/19/2030 (c)	750,000	744,667
SOFR + 2.87%, 5.40%, 8/11/2033 (b) (c)	448,000	442,588
SOFR + 1.46%, 5.55%, 3/4/2030 (c)	900,000	906,282
SOFR + 1.78%, 5.72%, 3/4/2035 (b) (c)	600,000	604,050
SOFR + 1.52%, 5.73%, 5/17/2032 (b) (c)	855,000	863,995
SOFR + 1.90%, 5.87%, 11/18/2035 (c)	650,000	634,771
SOFR + 1.57%, 5.89%, 8/14/2027 (c)	200,000	202,824
SOFR + 1.97%, 6.16%, 3/9/2029 (b) (c)	366,000	375,904
SOFR + 2.39%, 6.25%, 3/9/2034 (c)	1,000,000	1,038,480
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	900,000	948,429
6.50%, 5/2/2036	695,000	722,369
6.50%, 9/15/2037	1,641,000	1,684,212
SOFR + 2.98%, 6.55%, 6/20/2034 (b) (c)	826,000	851,210
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	833,000	882,672
SOFR + 3.02%, 7.40%, 11/13/2034 (c)	623,000	677,170
7.63%, 5/17/2032	100,000	109,002
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	580,000	653,590
HSBC USA, Inc. 5.29%, 3/4/2027 (b)	970,000	981,310
Huntington Bancshares, Inc.:
SOFR + 1.28%, 5.27%, 1/15/2031 (b) (c)	205,000	205,014
SOFR + 1.87%, 5.71%, 2/2/2035 (c)	374,000	373,592
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (c)	385,000	386,367
SOFR + 2.02%, 6.21%, 8/21/2029 (c)	200,000	206,388
Security Description	Principal Amount	Value
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (c)	$244,000	$241,941
5.65%, 1/10/2030	820,000	833,407
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (c)	507,000	487,212
SOFR + 1.32%, 2.73%, 4/1/2032 (b) (c)	219,000	188,535
3.95%, 3/29/2027	860,000	843,944
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	888,000	869,485
4.05%, 4/9/2029	193,000	185,321
SOFR + 2.07%, 4.25%, 3/28/2033 (b) (c)	336,000	311,563
4.55%, 10/2/2028	300,000	294,501
SOFR + 1.77%, 5.55%, 3/19/2035 (b) (c)	500,000	497,505
SOFR + 2.09%, 6.11%, 9/11/2034 (b) (c)	420,000	435,288
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (c)	975,000	936,253
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	1,355,000	1,281,396
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	290,000	278,475
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (c)	375,000	311,625
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	1,006,000	834,769
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	417,000	378,690
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	419,000	393,299
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	837,000	736,426
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (c)	341,000	229,790
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	746,000	629,400
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (b) (c)	1,078,000	925,291
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (c)	1,115,000	1,003,600
2.95%, 10/1/2026 (b)	848,000	826,240
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	322,000	309,519
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	141,000	126,005

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	$2,190,000	$1,893,321
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	290,000	214,600
SOFR + 2.44%, 3.11%, 4/22/2051 (b) (c)	1,241,000	818,427
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	447,000	327,374
3.20%, 6/15/2026	651,000	638,651
3.30%, 4/1/2026	1,041,000	1,025,447
SOFR + 1.58%, 3.33%, 4/22/2052 (b) (c)	566,000	388,095
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	1,200,000	1,151,652
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	782,000	759,385
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	1,142,000	1,081,268
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (c)	703,000	687,815
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (b) (c)	836,000	709,781
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (c)	671,000	516,395
3 mo. USD Term SOFR + 1.51%, 3.96%, 1/29/2027 (c)	711,000	704,836
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	1,029,000	804,205
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	757,000	733,813
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	744,000	585,699
4.13%, 12/15/2026	903,000	893,717
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	803,000	781,729
4.25%, 10/1/2027 (b)	200,000	198,508
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	200,000	164,766
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	305,000	301,306
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (b) (c)	738,000	722,620
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (b) (c)	$847,000	$824,834
SOFR + 0.86%, 4.51%, 10/22/2028 (b) (c)	300,000	297,348
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	833,000	816,190
SOFR + 1.80%, 4.59%, 4/26/2033 (b) (c)	715,000	684,505
SOFR + 1.04%, 4.60%, 10/22/2030 (b) (c)	560,000	549,466
4.85%, 2/1/2044	120,000	110,002
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	1,043,000	1,042,583
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	1,994,000	1,950,630
SOFR + 1.34%, 4.95%, 10/22/2035 (c)	680,000	655,690
SOFR + 0.93%, 4.98%, 7/22/2028 (c)	1,285,000	1,288,482
SOFR + 1.13%, 5.00%, 7/22/2030 (c)	600,000	597,702
SOFR + 1.31%, 5.01%, 1/23/2030 (c)	400,000	399,480
SOFR + 1.19%, 5.04%, 1/23/2028 (c)	530,000	531,733
SOFR + 1.46%, 5.29%, 7/22/2035 (c)	1,145,000	1,133,218
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	743,000	749,865
SOFR + 1.62%, 5.34%, 1/23/2035 (c)	295,000	293,357
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	1,330,000	1,329,667
5.40%, 1/6/2042	748,000	737,199
5.50%, 10/15/2040	250,000	248,443
SOFR + 1.55%, 5.53%, 11/29/2045 (c)	495,000	483,363
SOFR + 0.93%, 5.57%, 4/22/2028 (c)	315,000	320,450
SOFR + 1.16%, 5.58%, 4/22/2030 (c)	1,115,000	1,136,029
5.60%, 7/15/2041 (b)	644,000	650,092
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	1,295,000	1,318,711
SOFR + 1.49%, 5.77%, 4/22/2035 (c)	240,000	245,664
SOFR + 1.33%, 6.07%, 10/22/2027 (c)	200,000	204,696
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	617,000	640,045
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	872,000	922,358
6.40%, 5/15/2038	772,000	842,576
7.63%, 10/15/2026	673,000	706,663
8.00%, 4/29/2027	802,000	859,592

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
JPMorgan Chase Bank NA 5.11%, 12/8/2026 (b)	$1,000,000	$1,010,790
KeyBank NA:
4.70%, 1/26/2026	627,000	625,514
4.90%, 8/8/2032 (b)	200,000	189,498
5.00%, 1/26/2033	489,000	468,560
KeyCorp:
Series MTN, 2.25%, 4/6/2027 (b)	277,000	261,338
Series MTN, 2.55%, 10/1/2029	274,500	243,772
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (c)	348,000	328,630
SOFR + 2.42%, 6.40%, 3/6/2035 (b) (c)	754,000	785,185
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/2026	1,830,000	1,729,057
3.00%, 5/20/2027	1,332,000	1,291,441
3.63%, 4/1/2026	1,665,000	1,649,615
3.75%, 2/15/2028	1,175,000	1,154,496
3.88%, 6/15/2028	635,000	625,177
4.00%, 3/15/2029 (b)	610,000	599,618
4.13%, 7/15/2033 (b)	521,000	502,525
4.38%, 3/1/2027	925,000	925,481
4.38%, 2/28/2034	2,365,000	2,317,298
4.63%, 8/7/2026	1,020,000	1,024,498
4.75%, 10/29/2030 (b)	465,000	471,291
Landwirtschaftliche Rentenbank:
Series GMTN, 1.75%, 7/27/2026	207,000	198,747
3.88%, 9/28/2027 (b)	265,000	261,619
Series 44, 3.88%, 6/14/2028	360,000	354,326
Series MTN, 5.00%, 10/24/2033 (b)	685,000	701,611
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (b) (c)	163,000	155,888
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (c)	1,050,000	730,569
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (c)	790,000	758,906
3.75%, 1/11/2027 (b)	564,000	551,474
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (c)	697,000	678,237
4.34%, 1/9/2048 (b)	347,000	272,218
4.38%, 3/22/2028	339,000	331,159
4.55%, 8/16/2028 (b)	354,000	347,416
4.65%, 3/24/2026	270,000	268,380
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (c)	505,000	485,007
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (c)	200,000	200,250
5.30%, 12/1/2045 (b)	225,000	203,614
Security Description	Principal Amount	Value
1 yr. CMT + 1.20%, 5.59%, 11/26/2035 (b) (c)	$340,000	$336,943
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (c)	652,000	649,946
1 yr. CMT + 1.07%, 5.72%, 6/5/2030 (c)	487,000	495,352
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (c)	325,000	329,807
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	200,000	223,630
M&T Bank Corp.:
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (c)	115,000	114,517
SOFR + 1.85%, 5.05%, 1/27/2034 (c)	288,000	275,590
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (b) (c)	125,000	121,205
SOFR + 2.26%, 6.08%, 3/13/2032 (c)	305,000	312,253
SOFR + 2.80%, 7.41%, 10/30/2029 (b) (c)	367,000	393,134
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	305,000	293,355
4.65%, 1/27/2026	690,000	688,309
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (c)	633,000	602,046
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (c)	310,000	293,294
2.05%, 7/17/2030 (b)	230,000	196,576
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	632,000	529,091
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (c)	1,354,000	1,288,209
2.56%, 2/25/2030	440,000	390,359
2.76%, 9/13/2026 (b)	348,000	336,979
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (c)	1,242,000	1,064,804
3.20%, 7/18/2029	704,000	653,411
3.29%, 7/25/2027 (b)	100,000	96,876
3.74%, 3/7/2029 (b)	342,000	327,629
3.75%, 7/18/2039	632,000	531,063
3.85%, 3/1/2026	634,000	627,622
3.96%, 3/2/2028	133,000	129,727
4.15%, 3/7/2039 (b)	200,000	179,678
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (c)	553,000	554,897
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (c)	560,000	553,913
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (b) (c)	563,000	570,088
1 yr. CMT + 1.97%, 5.41%, 4/19/2034 (b) (c)	290,000	292,424
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (b) (c)	375,000	379,688

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (b) (c)	$500,000	$501,145
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.23%, 5/22/2027 (c)	200,000	190,380
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (c)	279,000	265,575
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (c)	552,500	464,304
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (c)	508,300	434,632
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (b) (c)	184,800	153,804
2.56%, 9/13/2031	64,300	53,804
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (c)	172,000	150,956
2.84%, 9/13/2026 (b)	224,000	217,450
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (c)	405,000	371,956
3.17%, 9/11/2027	272,000	260,870
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (b) (c)	347,000	337,218
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (b) (c)	210,000	211,806
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	395,000	400,167
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (b) (c)	200,000	201,668
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (c)	362,000	365,182
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (c)	225,000	229,223
1 yr. CMT + 2.40%, 5.67%, 9/13/2033 (c)	200,000	202,952
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	590,000	601,387
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (b) (c)	310,000	316,030
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	704,000	720,030
Morgan Stanley:
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	1,029,000	979,227
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	1,155,000	1,107,252
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	798,300	661,176
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	570,000	542,874
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	1,338,000	1,088,262
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	$1,056,000	$884,168
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	1,110,000	985,702
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	1,060,000	907,879
Series MTN, 3.13%, 7/27/2026	1,204,000	1,176,260
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	700,000	518,721
3.59%, 7/22/2028 (c)	1,460,000	1,408,097
3.63%, 1/20/2027	2,685,000	2,634,737
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	1,278,000	1,232,452
3.95%, 4/23/2027	900,000	881,613
3.97%, 7/22/2038 (c)	900,000	765,135
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	202,000	199,083
4.30%, 1/27/2045	995,000	821,203
Series GMTN, 4.35%, 9/8/2026	923,000	916,521
Series MTN, 4.38%, 1/22/2047	314,000	262,265
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	636,300	619,915
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (c)	480,000	430,085
SOFR + 1.10%, 4.65%, 10/18/2030 (c)	1,085,000	1,061,955
SOFR + 2.08%, 4.89%, 7/20/2033 (c)	293,000	283,712
SOFR + 1.22%, 5.04%, 7/19/2030 (c)	720,000	717,026
SOFR + 1.30%, 5.05%, 1/28/2027 (c)	605,000	606,869
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	860,000	861,866
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	669,000	670,907
SOFR + 1.45%, 5.17%, 1/16/2030 (c)	430,000	430,280
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	1,215,000	1,196,496
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	158,000	153,206
SOFR + 1.56%, 5.32%, 7/19/2035 (b) (c)	465,000	457,955
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	711,000	706,684
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	817,000	826,118
SOFR + 1.73%, 5.47%, 1/18/2035 (c)	546,000	543,194

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.71%, 5.52%, 11/19/2055 (c)	$630,000	$608,328
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (c)	185,000	188,028
SOFR + 1.26%, 5.66%, 4/18/2030 (c)	400,000	407,380
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	455,000	463,681
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (b) (c)	535,000	536,268
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	702,000	703,067
Series MTN, 6.25%, 8/9/2026	683,000	699,460
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	860,000	890,977
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	2,413,000	2,552,375
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	645,000	673,799
SOFR + 2.05%, 6.63%, 11/1/2034 (c)	1,177,000	1,263,945
7.25%, 4/1/2032	338,000	380,044
Morgan Stanley Bank NA:
SOFR + 0.68%, 4.45%, 10/15/2027 (c)	825,000	819,390
SOFR + 1.08%, 4.95%, 1/14/2028 (c)	460,000	460,497
SOFR + 0.93%, 4.97%, 7/14/2028 (c)	550,000	551,568
SOFR + 0.87%, 5.50%, 5/26/2028 (c)	415,000	420,457
5.88%, 10/30/2026	590,000	602,809
National Australia Bank Ltd.:
2.50%, 7/12/2026 (b)	276,000	267,781
3.38%, 1/14/2026	369,000	364,542
4.50%, 10/26/2027	355,000	353,821
4.79%, 1/10/2029 (b)	500,000	500,785
4.90%, 6/13/2028	565,000	567,571
4.94%, 1/12/2028 (b)	161,000	161,908
4.97%, 1/12/2026	422,000	423,756
5.09%, 6/11/2027	340,000	343,618
National Bank of Canada:
5.60%, 12/18/2028	325,000	331,260
SOFR + 1.04%, 5.60%, 7/2/2027 (c)	250,000	252,783
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (c)	603,000	575,184
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (c)	250,000	215,855
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (c)	328,000	313,634
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (c)	439,000	423,328
4.80%, 4/5/2026	631,000	630,975
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (c)	$615,000	$608,739
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (c)	350,000	344,782
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (c)	631,000	624,759
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (b) (c)	570,000	576,521
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (c)	620,000	623,608
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (c)	505,000	514,883
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (c)	405,000	408,941
Northern Trust Corp.:
1.95%, 5/1/2030 (b)	52,000	44,888
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (c)	446,000	427,522
3.65%, 8/3/2028 (b)	117,000	112,993
4.00%, 5/10/2027	551,000	543,617
6.13%, 11/2/2032 (b)	156,000	164,494
Oesterreichische Kontrollbank AG:
4.13%, 1/20/2026	380,000	378,241
Series MTN, 4.13%, 1/18/2029	200,000	197,162
5.00%, 10/23/2026	200,000	202,062
PNC Bank NA:
3.25%, 1/22/2028	745,000	713,285
4.05%, 7/26/2028	416,000	401,948
PNC Financial Services Group, Inc.:
2.55%, 1/22/2030	856,300	760,471
3.15%, 5/19/2027 (b)	1,316,000	1,269,716
3.45%, 4/23/2029 (b)	581,000	549,725
SOFR + 1.85%, 4.63%, 6/6/2033 (b) (c)	188,000	177,570
SOFR + 1.09%, 4.76%, 1/26/2027 (c)	220,000	219,666
SOFR + 1.26%, 4.81%, 10/21/2032 (c)	235,000	228,855
SOFR + 1.93%, 5.07%, 1/24/2034 (c)	589,000	573,003
SOFR + 1.62%, 5.35%, 12/2/2028 (c)	276,000	279,715
SOFR + 1.60%, 5.40%, 7/23/2035 (b) (c)	120,000	119,111
SOFR + 1.20%, 5.49%, 5/14/2030 (c)	250,000	253,373
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	920,000	935,373
SOFR + 1.90%, 5.68%, 1/22/2035 (c)	1,130,000	1,142,091

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.95%, 5.94%, 8/18/2034 (c)	$308,000	$316,855
SOFR + 2.14%, 6.04%, 10/28/2033 (c)	504,000	521,635
SOFR + 1.73%, 6.62%, 10/20/2027 (c)	398,000	409,888
SOFR + 2.28%, 6.88%, 10/20/2034 (b) (c)	507,000	552,960
Regions Bank 6.45%, 6/26/2037	100,000	101,700
Regions Financial Corp.:
1.80%, 8/12/2028	376,500	335,413
SOFR + 2.06%, 5.50%, 9/6/2035 (b) (c)	115,000	112,248
SOFR + 1.49%, 5.72%, 6/6/2030 (c)	350,000	354,508
7.38%, 12/10/2037	200,000	223,024
Royal Bank of Canada:
Series GMTN, 0.88%, 1/20/2026 (b)	727,000	699,788
1.20%, 4/27/2026	551,000	527,406
Series GMTN, 1.40%, 11/2/2026 (b)	531,000	501,423
Series GMTN, 2.30%, 11/3/2031 (b)	195,000	163,652
3.63%, 5/4/2027	315,000	307,711
3.88%, 5/4/2032	100,000	91,989
Series GMTN, 4.24%, 8/3/2027	330,000	326,113
Series GMTN, SOFR + 0.72%, 4.51%, 10/18/2027 (c)	320,000	318,685
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (c)	320,000	317,165
Series GMTN, 4.65%, 1/27/2026	544,000	543,097
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (c)	500,000	489,580
Series GMTN, 4.88%, 1/12/2026	390,000	391,119
Series GMTN, 4.90%, 1/12/2028	375,000	375,266
Series GMTN, 4.95%, 2/1/2029	630,000	629,855
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (b) (c)	780,000	774,829
Series GMTN, 5.00%, 2/1/2033	250,000	245,628
Series GMTN, SOFR + 0.79%, 5.07%, 7/23/2027 (c)	380,000	381,786
Series GMTN, 5.20%, 7/20/2026	450,000	454,289
Security Description	Principal Amount	Value
Series GMTN, 5.20%, 8/1/2028	$529,000	$533,317
Series MTN, 6.00%, 11/1/2027	670,000	691,996
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (c)	319,000	302,536
3.24%, 10/5/2026	299,000	290,326
SOFR + 1.94%, 5.35%, 9/6/2030 (b) (c)	500,000	494,045
SOFR + 2.14%, 6.34%, 5/31/2035 (c)	500,000	507,705
SOFR + 2.36%, 6.50%, 3/9/2029 (b) (c)	405,000	416,470
SOFR + 2.70%, 6.57%, 6/12/2029 (c)	250,000	258,235
Santander U.K. Group Holdings PLC:
SOFR + 1.22%, 2.47%, 1/11/2028 (c)	687,000	650,651
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (c)	200,000	192,496
SOFR + 1.55%, 4.86%, 9/11/2030 (c)	875,000	851,025
SOFR + 2.60%, 6.53%, 1/10/2029 (c)	260,000	267,961
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	665,000	639,943
1.40%, 9/17/2026	465,000	439,909
1.90%, 9/17/2028	615,000	550,966
2.13%, 7/8/2030	576,000	492,532
2.14%, 9/23/2030	10,300	8,720
2.17%, 1/14/2027	184,000	174,853
2.63%, 7/14/2026	876,000	849,352
2.72%, 9/27/2029	362,000	326,202
2.75%, 1/15/2030	367,000	327,999
3.01%, 10/19/2026	312,000	302,921
3.04%, 7/16/2029	944,000	866,913
3.36%, 7/12/2027 (b)	134,000	129,845
3.78%, 3/9/2026	313,000	309,757
5.32%, 7/9/2029 (b)	1,105,000	1,116,746
5.42%, 7/9/2031 (b)	250,000	252,673
5.46%, 1/13/2026	1,320,000	1,329,478
5.52%, 1/13/2028	503,000	510,942
5.56%, 7/9/2034 (b)	330,000	333,673
5.71%, 1/13/2030 (b)	460,000	471,353
5.77%, 1/13/2033	360,000	370,177
5.78%, 7/13/2033	425,000	437,678
5.81%, 9/14/2033 (b)	200,000	207,282
5.84%, 7/9/2044	1,090,000	1,095,548
6.18%, 7/13/2043 (b)	655,000	698,846
SVB Financial Group Zero Coupon, 4/29/2028 (d)	500	409

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Synchrony Bank 5.63%, 8/23/2027	$445,000	$448,244
Synovus Financial Corp. SOFR + 2.35%, 6.17%, 11/1/2030 (c)	190,000	191,611
Toronto-Dominion Bank:
Series MTN, 0.75%, 1/6/2026	481,000	462,732
Series MTN, 1.20%, 6/3/2026	541,000	515,270
Series MTN, 1.25%, 9/10/2026	593,000	560,272
1.95%, 1/12/2027	528,000	499,372
Series MTN, 2.00%, 9/10/2031	200,000	165,668
Series GMTN, 2.45%, 1/12/2032	503,000	419,784
Series MTN, 2.80%, 3/10/2027	400,000	383,600
Series MTN, 3.20%, 3/10/2032 (b)	417,000	364,416
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (c)	243,000	236,138
4.46%, 6/8/2032 (b)	540,000	511,758
4.57%, 12/17/2026	500,000	498,840
Series MTN, 4.69%, 9/15/2027	552,000	550,648
4.78%, 12/17/2029 (b)	250,000	246,643
Series GMTN, 4.98%, 4/5/2027	350,000	351,309
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (c)	375,000	367,061
5.16%, 1/10/2028 (b)	390,000	391,923
5.26%, 12/11/2026 (b)	130,000	131,424
Series MTN, 5.52%, 7/17/2028 (b)	669,000	680,299
Truist Bank:
2.25%, 3/11/2030	500,000	429,390
3.30%, 5/15/2026	386,000	377,921
Truist Financial Corp.:
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	322,000	308,782
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	301,000	271,550
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (b) (c)	299,000	297,134
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (c)	490,000	462,879
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (b) (c)	552,000	535,837
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (c)	500,000	493,445
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (b) (c)	280,000	282,551
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (c)	256,000	258,258
Security Description	Principal Amount	Value
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	$1,457,000	$1,481,128
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (c)	575,000	584,091
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (c)	200,000	208,110
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (c)	570,000	609,125
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030 (b)	319,000	263,185
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	362,000	342,991
Series V, 2.38%, 7/22/2026	360,000	348,048
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (c)	340,000	276,036
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	252,000	212,507
Series DMTN, 3.00%, 7/30/2029	403,000	369,470
Series MTN, 3.10%, 4/27/2026	377,000	369,004
Series X, 3.15%, 4/27/2027	400,000	386,988
Series MTN, 3.90%, 4/26/2028 (b)	130,000	126,127
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (c)	572,000	566,903
SOFR + 1.23%, 4.65%, 2/1/2029 (b) (c)	399,000	394,950
SOFR + 1.60%, 4.84%, 2/1/2034 (c)	704,000	672,947
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (c)	254,000	243,599
SOFR + 1.25%, 5.10%, 7/23/2030 (b) (c)	935,000	933,046
SOFR + 1.86%, 5.68%, 1/23/2035 (c)	450,000	454,194
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	1,000,000	1,023,570
SOFR + 2.26%, 5.84%, 6/12/2034 (c)	556,000	566,825
SOFR + 1.88%, 6.79%, 10/26/2027 (c)	205,000	211,783
U.S. Bank NA SOFR + 0.69%, 4.51%, 10/22/2027 (c)	600,000	596,502
UBS AG:
1.25%, 8/7/2026	600,000	567,966
5.00%, 7/9/2027	650,000	653,692
5.65%, 9/11/2028	770,000	787,417
7.50%, 2/15/2028	805,000	861,954
UBS Group AG 4.55%, 4/17/2026 (b)	412,000	410,677
Wachovia Corp. 5.50%, 8/1/2035	1,055,000	1,054,610

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	$1,101,000	$1,036,834
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (c)	965,000	851,169
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (c)	600,000	541,434
3.00%, 4/22/2026	2,609,000	2,552,098
3.00%, 10/23/2026	1,498,000	1,452,506
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	978,700	710,977
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (c)	433,000	422,915
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	1,216,000	1,065,009
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	1,315,000	1,274,590
3.90%, 5/1/2045	935,000	725,139
Series MTN, 4.10%, 6/3/2026	533,400	528,045
Series MTN, 4.15%, 1/24/2029	807,000	782,645
Series GMTN, 4.30%, 7/22/2027	554,000	546,831
Series MTN, 4.40%, 6/14/2046	701,000	563,387
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	464,500	449,529
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	949,000	793,914
Series MTN, 4.65%, 11/4/2044	381,000	320,112
Series GMTN, 4.90%, 11/17/2045	989,000	857,661
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,889,000	1,684,157
SOFR + 1.50%, 5.20%, 1/23/2030 (c)	310,000	311,023
SOFR + 1.38%, 5.21%, 12/3/2035 (c)	285,000	277,730
5.38%, 11/2/2043	1,604,000	1,501,585
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	1,586,000	1,566,349
SOFR + 1.78%, 5.50%, 1/23/2035 (c)	1,045,000	1,038,782
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	1,150,000	1,147,320
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	1,790,000	1,816,456
5.61%, 1/15/2044	1,942,300	1,860,354
Security Description	Principal Amount	Value
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	$925,000	$961,630
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	1,045,000	1,109,874
Series B, 7.95%, 11/15/2029	770,000	854,600
Wells Fargo Bank NA:
4.81%, 1/15/2026	550,000	551,738
5.25%, 12/11/2026	238,000	240,801
5.45%, 8/7/2026	841,000	851,159
5.85%, 2/1/2037 (b)	704,000	717,925
5.95%, 8/26/2036	250,000	257,413
6.60%, 1/15/2038	318,000	346,862
Westpac Banking Corp.:
1.15%, 6/3/2026	981,000	935,864
2.15%, 6/3/2031	310,000	262,787
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	1,050,000	893,886
2.85%, 5/13/2026 (b)	773,000	755,979
2.96%, 11/16/2040 (b)	135,000	96,020
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (c)	474,000	401,013
3.40%, 1/25/2028	712,000	684,709
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (c)	100,000	94,193
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (c)	351,000	345,619
Series GMTN, 4.60%, 10/20/2026 (b)	425,000	425,863
5.05%, 4/16/2029	200,000	202,036
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (c)	169,000	166,443
5.46%, 11/18/2027 (b)	576,000	589,484
Series GMTN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (c)	200,000	196,824
6.82%, 11/17/2033	570,000	615,959
Zions Bancorp NA:
3.25%, 10/29/2029	227,000	202,425
SOFR + 2.83%, 6.82%, 11/19/2035 (c)	300,000	302,883
		447,991,136
BEVERAGES — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	2,154,000	2,042,552
4.90%, 2/1/2046	3,797,000	3,457,662
Anheuser-Busch InBev Finance, Inc.:
4.70%, 2/1/2036	338,000	319,410
4.90%, 2/1/2046	365,000	330,515
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	585,000	548,186

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 4/13/2028	$723,000	$709,791
4.38%, 4/15/2038	474,000	428,989
4.44%, 10/6/2048 (b)	638,000	539,550
4.60%, 4/15/2048	500	439
4.75%, 1/23/2029	1,208,000	1,208,411
4.90%, 1/23/2031 (b)	473,000	472,442
4.95%, 1/15/2042	425,000	394,175
5.45%, 1/23/2039	312,000	312,671
5.55%, 1/23/2049	1,210,000	1,195,020
5.80%, 1/23/2059 (b)	330,000	337,425
8.20%, 1/15/2039	280,000	351,490
Brown-Forman Corp. 4.75%, 4/15/2033	250,000	243,825
Coca-Cola Co.:
1.00%, 3/15/2028 (b)	632,511	567,514
1.38%, 3/15/2031 (b)	342,000	279,958
1.45%, 6/1/2027 (b)	606,000	565,822
1.65%, 6/1/2030	776,000	661,695
2.00%, 3/5/2031 (b)	387,000	329,879
2.13%, 9/6/2029 (b)	278,000	249,077
2.25%, 1/5/2032 (b)	300,000	255,057
2.50%, 6/1/2040	478,000	334,734
2.50%, 3/15/2051 (b)	560,000	328,104
2.60%, 6/1/2050 (b)	506,000	305,472
2.88%, 5/5/2041	443,000	322,176
3.38%, 3/25/2027 (b)	836,000	818,678
3.45%, 3/25/2030	734,000	692,757
4.20%, 3/25/2050	250,000	206,818
4.65%, 8/14/2034 (b)	195,000	189,733
5.20%, 1/14/2055	175,000	166,450
5.40%, 5/13/2064	145,000	139,393
Coca-Cola Consolidated, Inc.:
5.25%, 6/1/2029	300,000	303,702
5.45%, 6/1/2034	249,000	250,750
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	450,000	427,000
Constellation Brands, Inc.:
2.25%, 8/1/2031	160,000	133,003
2.88%, 5/1/2030	188,000	168,002
3.15%, 8/1/2029	200,200	184,416
3.60%, 2/15/2028	545,000	523,402
3.75%, 5/1/2050 (b)	373,000	273,584
4.10%, 2/15/2048 (b)	100,000	77,878
4.35%, 5/9/2027	128,000	126,711
4.50%, 5/9/2047	151,000	125,168
4.65%, 11/15/2028 (b)	126,000	124,483
4.75%, 5/9/2032	250,000	240,368
5.00%, 2/2/2026	369,000	368,568
5.25%, 11/15/2048	469,000	428,854
Diageo Capital PLC:
2.00%, 4/29/2030	379,400	327,566
2.13%, 4/29/2032	498,000	406,483
3.88%, 5/18/2028	235,000	228,812
5.30%, 10/24/2027	390,000	396,794
5.50%, 1/24/2033	250,000	254,602
Security Description	Principal Amount	Value
5.63%, 10/5/2033 (b)	$250,000	$256,682
Diageo Investment Corp. 7.45%, 4/15/2035	101,000	117,348
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	221,000	157,779
4.38%, 5/10/2043	1,000	839
Keurig Dr. Pepper, Inc.:
2.55%, 9/15/2026	122,000	117,878
3.20%, 5/1/2030 (b)	378,000	345,552
3.35%, 3/15/2051	325,000	217,783
4.05%, 4/15/2032 (b)	495,000	462,964
4.42%, 12/15/2046	362,000	296,344
4.50%, 11/15/2045	288,000	240,517
4.60%, 5/25/2028 (b)	200,000	198,300
5.05%, 3/15/2029	435,000	436,140
5.09%, 5/25/2048	207,000	185,855
5.30%, 3/15/2034 (b)	500,000	499,330
Molson Coors Beverage Co.:
3.00%, 7/15/2026	675,000	658,267
4.20%, 7/15/2046	450,000	359,689
5.00%, 5/1/2042 (b)	272,000	249,190
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029 (b)	490,000	486,634
4.65%, 2/16/2027	500,000	501,805
4.70%, 2/16/2034	300,000	290,379
PepsiCo, Inc.:
1.40%, 2/25/2031	122,500	100,015
1.95%, 10/21/2031	479,000	398,178
2.38%, 10/6/2026 (b)	515,000	497,500
2.63%, 7/29/2029 (b)	300,000	274,998
2.63%, 10/21/2041	748,000	517,721
2.75%, 3/19/2030	500,000	454,170
2.75%, 10/21/2051 (b)	471,000	293,023
2.88%, 10/15/2049 (b)	500,000	325,250
3.00%, 10/15/2027	589,000	567,125
3.45%, 10/6/2046	300,000	220,731
3.60%, 2/18/2028 (b)	645,000	627,185
3.63%, 3/19/2050	265,000	197,311
3.90%, 7/18/2032 (b)	360,000	336,380
4.00%, 5/2/2047	300,000	240,102
4.25%, 10/22/2044	100,000	84,819
4.45%, 4/14/2046 (b)	124,000	107,209
4.55%, 2/13/2026	131,000	131,276
4.65%, 2/15/2053 (b)	368,000	321,547
4.80%, 7/17/2034 (b)	235,000	230,333
5.25%, 7/17/2054 (b)	200,000	192,998
		36,873,162
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	870,000	777,536
2.00%, 1/15/2032	150,000	121,716
2.20%, 2/21/2027	740,000	701,816
2.45%, 2/21/2030	475,000	419,729

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.60%, 8/19/2026	$339,000	$328,108
2.77%, 9/1/2053	546,000	317,750
2.80%, 8/15/2041	240,000	166,795
3.15%, 2/21/2040	293,000	217,784
3.20%, 11/2/2027	697,000	670,521
3.35%, 2/22/2032	650,000	579,254
3.38%, 2/21/2050	536,000	367,176
4.05%, 8/18/2029 (b)	350,000	336,627
4.20%, 3/1/2033 (b)	255,000	236,454
4.20%, 2/22/2052	690,000	533,763
4.40%, 5/1/2045 (b)	670,000	554,753
4.40%, 2/22/2062	422,000	327,101
4.56%, 6/15/2048	524,000	436,230
4.66%, 6/15/2051	657,000	551,341
4.95%, 10/1/2041	68,000	61,320
5.15%, 3/2/2028	1,091,000	1,098,964
5.15%, 11/15/2041	422,000	391,354
5.25%, 3/2/2033	1,100,000	1,092,234
5.51%, 3/2/2026	318,000	317,901
5.60%, 3/2/2043	2,214,000	2,154,820
5.65%, 3/2/2053 (b)	1,137,000	1,096,079
5.75%, 3/2/2063	440,000	422,079
6.40%, 2/1/2039	200,000	209,640
Baxalta, Inc. 5.25%, 6/23/2045	100,000	92,271
Biogen, Inc.:
2.25%, 5/1/2030 (b)	661,000	571,210
3.25%, 2/15/2051 (b)	200,000	128,162
5.20%, 9/15/2045	303,000	274,333
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027	200,000	193,688
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (b)	566,000	516,073
1.65%, 10/1/2030	403,000	336,908
2.60%, 10/1/2040	312,000	215,926
2.80%, 10/1/2050 (b)	316,000	194,327
2.95%, 3/1/2027	473,000	456,833
3.65%, 3/1/2026	852,000	842,432
4.00%, 9/1/2036	318,000	280,517
4.15%, 3/1/2047	450,000	360,342
4.60%, 9/1/2035	385,000	362,824
4.75%, 3/1/2046	712,000	627,956
4.80%, 11/15/2029	160,000	159,718
4.80%, 4/1/2044	707,000	632,136
5.10%, 6/15/2035	415,000	408,281
5.25%, 10/15/2033 (b)	200,000	200,568
5.50%, 11/15/2054	350,000	340,911
5.55%, 10/15/2053 (b)	472,000	464,609
5.60%, 11/15/2064	250,000	241,793
Illumina, Inc.:
2.55%, 3/23/2031 (b)	176,000	149,438
4.65%, 9/9/2026	200,000	199,426
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030 (b)	406,000	338,015
Security Description	Principal Amount	Value
2.80%, 9/15/2050 (b)	$200,000	$117,662
Royalty Pharma PLC:
1.75%, 9/2/2027	283,000	260,725
2.15%, 9/2/2031 (b)	221,000	181,275
2.20%, 9/2/2030	163,000	138,372
3.35%, 9/2/2051	187,000	118,805
5.40%, 9/2/2034 (b)	500,000	486,810
5.90%, 9/2/2054	415,000	394,321
		24,775,512
CHEMICALS — 0.3%
Air Products & Chemicals, Inc.:
1.85%, 5/15/2027	200,000	188,062
2.70%, 5/15/2040	552,000	393,675
2.80%, 5/15/2050 (b)	210,000	131,935
4.60%, 2/8/2029 (b)	500,000	497,860
4.85%, 2/8/2034 (b)	500,000	488,130
Albemarle Corp.:
5.05%, 6/1/2032 (b)	200,000	190,336
5.45%, 12/1/2044 (b)	258,000	230,229
5.65%, 6/1/2052 (b)	200,000	171,298
Cabot Corp. 5.00%, 6/30/2032	94,000	91,715
Celanese U.S. Holdings LLC:
6.17%, 7/15/2027 (e)	200,000	203,096
6.33%, 7/15/2029 (e)	200,000	204,032
6.38%, 7/15/2032 (e)	200,000	203,380
6.60%, 11/15/2028	200,000	204,664
6.80%, 11/15/2030	250,000	258,655
6.95%, 11/15/2033 (b)	770,000	799,098
CF Industries, Inc.:
4.95%, 6/1/2043	400,000	352,300
5.15%, 3/15/2034	292,000	283,570
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	303,000	257,202
3.60%, 11/15/2050	200,000	137,408
4.38%, 11/15/2042	588,000	483,195
4.63%, 10/1/2044	365,000	306,494
4.80%, 11/30/2028	204,000	202,990
5.15%, 2/15/2034 (b)	500,000	489,020
5.25%, 11/15/2041	769,000	711,994
5.55%, 11/30/2048	350,000	327,327
6.30%, 3/15/2033 (b)	240,000	254,381
7.38%, 11/1/2029	378,000	413,800
DuPont de Nemours, Inc.:
4.73%, 11/15/2028	691,000	687,911
5.32%, 11/15/2038	288,000	288,991
5.42%, 11/15/2048 (b)	346,000	344,069
Eastman Chemical Co.:
4.50%, 12/1/2028 (b)	200,000	196,282
4.65%, 10/15/2044	100,000	84,445
4.80%, 9/1/2042 (b)	660,000	574,768
5.00%, 8/1/2029	65,000	64,836
5.63%, 2/20/2034	300,000	299,973
Ecolab, Inc.:
1.30%, 1/30/2031 (b)	190,000	153,858

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.70%, 11/1/2026	$200,000	$193,666
2.70%, 12/15/2051 (b)	171,000	103,674
4.80%, 3/24/2030 (b)	363,000	363,309
5.25%, 1/15/2028	556,000	566,681
EIDP, Inc.:
2.30%, 7/15/2030 (b)	188,000	164,263
4.80%, 5/15/2033 (b)	510,000	495,241
FMC Corp.:
4.50%, 10/1/2049 (b)	357,000	273,151
5.65%, 5/18/2033 (b)	656,000	648,751
6.38%, 5/18/2053 (b)	125,000	123,276
Huntsman International LLC:
2.95%, 6/15/2031	220,000	183,203
4.50%, 5/1/2029	516,000	492,150
5.70%, 10/15/2034	105,000	100,059
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	150,000	117,253
5.00%, 9/26/2048	300,000	257,145
Linde, Inc.:
1.10%, 8/10/2030	250	207
2.00%, 8/10/2050	150,000	78,201
3.55%, 11/7/2042	507,000	399,866
Lubrizol Corp. 6.50%, 10/1/2034 (b)	335,000	368,574
LYB International Finance BV 4.88%, 3/15/2044	289,000	247,673
LYB International Finance III LLC:
1.25%, 10/1/2025	144,429	140,566
3.38%, 10/1/2040	342,000	249,954
3.63%, 4/1/2051 (b)	274,000	183,879
4.20%, 10/15/2049 (b)	248,000	186,883
4.20%, 5/1/2050 (b)	319,000	238,047
5.50%, 3/1/2034 (b)	290,000	284,760
5.63%, 5/15/2033	500,000	504,910
LyondellBasell Industries NV 4.63%, 2/26/2055 (b)	332,000	261,291
Mosaic Co.:
4.05%, 11/15/2027	256,000	250,706
5.38%, 11/15/2028	105,000	106,201
5.45%, 11/15/2033 (b)	228,000	225,533
5.63%, 11/15/2043	100,000	94,579
NewMarket Corp. 2.70%, 3/18/2031	315,000	267,747
Nutrien Ltd.:
2.95%, 5/13/2030	225,000	202,428
3.95%, 5/13/2050	250,000	186,537
4.00%, 12/15/2026 (b)	628,000	619,440
4.13%, 3/15/2035	260,000	230,456
4.90%, 3/27/2028 (b)	125,000	124,979
4.90%, 6/1/2043	140,000	123,939
5.20%, 6/21/2027	150,000	151,597
5.40%, 6/21/2034 (b)	350,000	347,963
5.88%, 12/1/2036	125,000	127,121
Security Description	Principal Amount	Value
PPG Industries, Inc.:
1.20%, 3/15/2026	$205,000	$196,324
3.75%, 3/15/2028	278,000	268,756
RPM International, Inc.:
2.95%, 1/15/2032	300,000	258,051
3.75%, 3/15/2027	226,000	220,956
Sherwin-Williams Co.:
2.20%, 3/15/2032 (b)	247,000	204,494
2.30%, 5/15/2030	165,000	144,014
2.90%, 3/15/2052 (b)	107,000	65,139
2.95%, 8/15/2029	464,000	425,850
3.45%, 6/1/2027	739,000	718,648
4.50%, 6/1/2047	305,000	256,237
4.55%, 3/1/2028	250,000	248,210
4.80%, 9/1/2031	105,000	103,554
Westlake Corp.:
3.38%, 6/15/2030 (b)	305,000	279,383
3.60%, 8/15/2026	202,000	197,968
4.38%, 11/15/2047	200,000	157,504
		25,201,926
COMMERCIAL SERVICES — 0.3%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (b)	317,000	263,370
1.70%, 5/15/2028 (b)	200,000	182,600
4.45%, 9/9/2034 (b)	500,000	475,530
Block Financial LLC 3.88%, 8/15/2030 (b)	287,000	264,981
California Endowment Series 2021, 2.50%, 4/1/2051	150,000	88,911
California Institute of Technology:
3.65%, 9/1/2119	150,000	95,409
4.32%, 8/1/2045 (b)	289,000	250,849
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	200,000	187,072
Cintas Corp. No. 2 3.70%, 4/1/2027	355,000	347,886
Claremont Mckenna College 3.78%, 1/1/2122	125,000	81,060
Cornell University 4.84%, 6/15/2034 (b)	200,000	196,294
Duke University:
Series 2020, 2.68%, 10/1/2044	333,000	234,805
Series 2020, 2.83%, 10/1/2055	138,000	85,669
Emory University:
Series 2020, 2.14%, 9/1/2030	154,000	133,974
Series 2020, 2.97%, 9/1/2050	236,000	156,341

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Equifax, Inc.:
2.35%, 9/15/2031 (b)	$283,000	$236,673
3.10%, 5/15/2030	150,000	135,999
4.80%, 9/15/2029 (b)	250,000	247,027
5.10%, 12/15/2027	276,000	277,595
Ford Foundation Series 2020, 2.82%, 6/1/2070 (b)	200,000	112,580
George Washington University:
Series 2014, 4.30%, 9/15/2044	200,000	171,768
Series 2015, 4.87%, 9/15/2045	262,000	241,690
Georgetown University:
Series B, 4.32%, 4/1/2049	135,000	112,115
Series A, 5.22%, 10/1/2118	200,000	176,042
Global Payments, Inc.:
1.20%, 3/1/2026	524,000	502,207
2.15%, 1/15/2027	300,000	284,379
2.90%, 5/15/2030	312,000	277,861
2.90%, 11/15/2031 (b)	326,000	278,789
4.15%, 8/15/2049	200,000	149,434
4.80%, 4/1/2026	160,000	159,707
4.95%, 8/15/2027	222,000	222,360
5.30%, 8/15/2029	253,000	253,352
5.95%, 8/15/2052 (b)	344,000	332,861
GXO Logistics, Inc.:
1.65%, 7/15/2026	485,000	461,075
2.65%, 7/15/2031 (b)	447,000	375,274
6.50%, 5/6/2034	319,000	327,064
Johns Hopkins University:
Series 2013, 4.08%, 7/1/2053	161,000	130,492
Series A, 4.71%, 7/1/2032	147,000	144,398
Leland Stanford Junior University:
2.41%, 6/1/2050 (b)	497,000	295,243
3.65%, 5/1/2048	285,000	220,707
Massachusetts Institute of Technology:
Series F, 2.99%, 7/1/2050	173,000	116,746
3.07%, 4/1/2052	200,000	135,688
3.89%, 7/1/2116 (b)	570,000	400,385
4.68%, 7/1/2114 (b)	280,000	236,905
5.60%, 7/1/2111	372,000	374,288
Moody's Corp.:
2.00%, 8/19/2031 (b)	179,000	148,728
2.75%, 8/19/2041	250,000	172,380
3.25%, 5/20/2050	485,000	322,195
3.75%, 2/25/2052	200,000	147,078
4.25%, 8/8/2032 (b)	441,000	418,813
5.00%, 8/5/2034	35,000	34,251
5.25%, 7/15/2044	144,000	136,100
Northwestern University 4.64%, 12/1/2044	336,000	307,655
Security Description	Principal Amount	Value
PayPal Holdings, Inc.:
2.30%, 6/1/2030	$305,000	$267,326
2.65%, 10/1/2026	538,000	520,951
2.85%, 10/1/2029	489,000	446,843
3.25%, 6/1/2050 (b)	200,000	135,436
3.90%, 6/1/2027 (b)	100,000	98,537
4.40%, 6/1/2032 (b)	364,000	349,331
5.05%, 6/1/2052 (b)	363,000	334,871
5.15%, 6/1/2034 (b)	350,000	347,928
President & Fellows of Harvard College:
2.52%, 10/15/2050 (b)	150,000	90,966
3.15%, 7/15/2046	200,000	144,210
3.30%, 7/15/2056	247,500	170,270
3.75%, 11/15/2052	362,000	278,888
4.61%, 2/15/2035 (b)	105,000	102,001
Quanta Services, Inc.:
2.90%, 10/1/2030 (b)	250,000	223,192
3.05%, 10/1/2041	294,000	206,697
4.75%, 8/9/2027	85,000	84,857
5.25%, 8/9/2034	175,000	171,194
RELX Capital, Inc.:
3.00%, 5/22/2030 (b)	348,000	315,925
4.00%, 3/18/2029	300,000	289,848
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	400,000	242,868
S&P Global, Inc.:
1.25%, 8/15/2030 (b)	214,000	176,895
2.45%, 3/1/2027	419,000	400,560
2.90%, 3/1/2032 (b)	405,000	353,136
2.95%, 1/22/2027	200,000	193,514
3.25%, 12/1/2049	109,000	75,355
3.70%, 3/1/2052 (b)	502,000	374,879
4.25%, 5/1/2029 (b)	806,000	788,332
4.75%, 8/1/2028 (b)	455,000	454,677
5.25%, 9/15/2033	251,000	253,585
Thomas Jefferson University 3.85%, 11/1/2057	141,000	104,616
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	200,000	169,736
Trustees of Boston University Series CC, 4.06%, 10/1/2048	200,000	165,616
Trustees of Columbia University in the City of New York Series 2024, 4.36%, 10/1/2035	200,000	188,804
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	200,000	124,270
4.20%, 3/1/2052 (b)	200,000	168,786

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Trustees of the University of Pennsylvania:
Series 2020, 2.40%, 10/1/2050 (b)	$205,000	$121,422
3.61%, 2/15/2119 (b)	400,000	258,592
UL Solutions, Inc. 6.50%, 10/20/2028 (f)	150,000	155,751
University of Chicago:
Series 20B, 2.76%, 4/1/2045	200,000	152,050
3.00%, 10/1/2052	600,000	431,160
University of Miami Series 2022, 4.06%, 4/1/2052	250,000	200,790
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	240,000	182,018
University of Southern California:
2.81%, 10/1/2050	428,000	274,023
Series 21A, 2.95%, 10/1/2051 (b)	320,000	209,194
3.03%, 10/1/2039	209,000	165,584
Series 2017, 3.84%, 10/1/2047	147,000	117,357
4.98%, 10/1/2053 (b)	201,000	187,790
Verisk Analytics, Inc.:
3.63%, 5/15/2050 (b)	150,000	105,000
4.13%, 3/15/2029	385,000	373,196
5.25%, 6/5/2034	210,000	207,692
Washington University:
Series 2022, 3.52%, 4/15/2054	244,000	177,015
4.35%, 4/15/2122 (b)	250,000	192,300
William Marsh Rice University:
3.57%, 5/15/2045	200,000	158,498
3.77%, 5/15/2055	145,000	111,511
Yale University Series 2020, 1.48%, 4/15/2030 (b)	315,000	267,980
		24,986,478
COMPUTERS — 0.4%
Amdocs Ltd. 2.54%, 6/15/2030	200,000	173,882
Apple, Inc.:
0.70%, 2/8/2026	987,000	948,379
1.20%, 2/8/2028 (b)	578,000	522,281
1.40%, 8/5/2028	630,000	565,482
1.65%, 5/11/2030	469,000	403,012
1.65%, 2/8/2031 (b)	685,000	576,167
1.70%, 8/5/2031 (b)	307,000	255,716
2.05%, 9/11/2026	603,200	580,502
2.20%, 9/11/2029	797,000	717,244
2.38%, 2/8/2041	244,000	167,931
2.40%, 8/20/2050	399,000	235,079
Security Description	Principal Amount	Value
2.45%, 8/4/2026	$963,000	$934,495
2.55%, 8/20/2060 (b)	159,000	92,869
2.65%, 5/11/2050	311,000	193,153
2.65%, 2/8/2051	912,000	562,266
2.70%, 8/5/2051	200,000	124,298
2.80%, 2/8/2061	200,000	118,582
2.90%, 9/12/2027	318,000	305,811
2.95%, 9/11/2049	549,000	366,216
3.00%, 6/20/2027 (b)	555,000	538,206
3.00%, 11/13/2027	444,000	428,700
3.20%, 5/11/2027	644,000	626,084
3.25%, 2/23/2026 (b)	992,000	979,560
3.35%, 2/9/2027	1,145,000	1,121,642
3.35%, 8/8/2032 (b)	200,000	183,272
3.45%, 2/9/2045	880,000	673,631
3.75%, 9/12/2047	560,000	440,020
3.75%, 11/13/2047	402,000	315,972
3.85%, 5/4/2043	1,205,000	996,981
3.85%, 8/4/2046	727,000	585,133
3.95%, 8/8/2052	499,000	396,870
4.10%, 8/8/2062	395,000	313,559
4.25%, 2/9/2047	282,000	240,932
4.38%, 5/13/2045	722,000	636,443
4.45%, 5/6/2044 (b)	272,000	247,583
4.50%, 2/23/2036 (b)	547,000	533,363
4.65%, 2/23/2046	812,000	741,242
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	513,000	514,282
5.25%, 2/1/2028	315,000	318,648
5.30%, 10/1/2029 (b)	547,500	553,106
5.75%, 2/1/2033 (b)	710,000	729,433
6.02%, 6/15/2026	829,000	841,103
8.10%, 7/15/2036	118,000	139,911
Fortinet, Inc.:
1.00%, 3/15/2026	295,000	282,120
2.20%, 3/15/2031	200,000	170,018
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026	215,000	207,086
6.20%, 10/15/2035 (b)	300,000	313,089
HP, Inc.:
1.45%, 6/17/2026	240,000	228,931
3.00%, 6/17/2027	489,000	468,570
4.00%, 4/15/2029 (b)	200,000	191,686
4.20%, 4/15/2032 (b)	200,000	187,244
4.75%, 1/15/2028	130,000	129,801
5.50%, 1/15/2033 (b)	555,000	559,484
6.00%, 9/15/2041 (b)	516,000	521,516
International Business Machines Corp.:
1.95%, 5/15/2030 (b)	405,000	347,684
2.95%, 5/15/2050	645,000	406,086
3.30%, 5/15/2026	1,457,000	1,431,226
3.30%, 1/27/2027	500,000	486,885

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.43%, 2/9/2052	$200,000	$136,100
3.45%, 2/19/2026	401,000	395,691
3.50%, 5/15/2029	1,033,000	979,129
4.00%, 6/20/2042	183,000	149,205
4.15%, 5/15/2039	649,000	557,803
4.25%, 5/15/2049	1,254,000	1,008,028
4.50%, 2/6/2026 (b)	423,000	422,539
4.50%, 2/6/2028 (b)	270,000	268,299
4.90%, 7/27/2052	407,000	361,440
5.10%, 2/6/2053	200,000	183,358
5.60%, 11/30/2039	300,000	300,015
Kyndryl Holdings, Inc.:
2.70%, 10/15/2028	200,000	183,058
3.15%, 10/15/2031 (b)	450,000	390,303
Leidos, Inc.:
2.30%, 2/15/2031	540,000	453,287
4.38%, 5/15/2030	326,000	311,754
5.75%, 3/15/2033	150,000	152,215
NetApp, Inc. 2.70%, 6/22/2030	358,000	315,795
Western Digital Corp.:
2.85%, 2/1/2029	227,000	201,998
3.10%, 2/1/2032	250,000	208,257
		33,848,741
CONSTRUCTION MATERIALS — 0.1%
Carrier Global Corp.:
2.49%, 2/15/2027	160,800	153,770
2.72%, 2/15/2030	782,000	699,569
3.38%, 4/5/2040	428,000	329,783
3.58%, 4/5/2050 (b)	622,000	446,857
5.90%, 3/15/2034	282,000	291,853
6.20%, 3/15/2054	230,000	243,358
CRH America Finance, Inc. 5.40%, 5/21/2034	500,000	501,110
Eagle Materials, Inc. 2.50%, 7/1/2031 (b)	130,000	110,635
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029 (b)	251,000	232,032
5.88%, 6/1/2033	200,000	204,940
Johnson Controls International PLC:
3.90%, 2/14/2026	124,000	122,841
4.50%, 2/15/2047	200,000	165,860
4.95%, 7/2/2064 (e)	221,000	186,900
6.00%, 1/15/2036	250,000	260,187
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
2.00%, 9/16/2031	150,000	123,822
4.90%, 12/1/2032	350,000	341,201
5.50%, 4/19/2029	250,000	254,525
Lennox International, Inc. 5.50%, 9/15/2028	424,000	430,869
Security Description	Principal Amount	Value
Martin Marietta Materials, Inc.:
Series CB, 2.50%, 3/15/2030 (b)	$267,000	$236,383
3.20%, 7/15/2051	295,000	191,393
4.25%, 12/15/2047	257,000	206,679
5.15%, 12/1/2034 (b)	355,000	349,008
5.50%, 12/1/2054	180,000	170,006
Masco Corp.:
1.50%, 2/15/2028	138,000	124,355
3.13%, 2/15/2051	309,000	194,685
Mohawk Industries, Inc. 5.85%, 9/18/2028	375,000	385,567
Owens Corning:
3.95%, 8/15/2029	198,000	188,835
4.30%, 7/15/2047 (b)	326,000	259,424
4.40%, 1/30/2048	159,000	127,715
5.50%, 6/15/2027	250,000	254,365
5.70%, 6/15/2034 (b)	290,000	294,666
7.00%, 12/1/2036	220,000	244,873
Trane Technologies Financing Ltd. 5.10%, 6/13/2034	250,000	247,143
Trane Technologies Global Holding Co. Ltd.:
3.75%, 8/21/2028 (b)	373,000	359,889
4.30%, 2/21/2048	290,000	240,674
5.75%, 6/15/2043	200,000	201,558
Vulcan Materials Co.:
3.50%, 6/1/2030 (b)	702,000	650,993
3.90%, 4/1/2027	145,000	142,560
4.95%, 12/1/2029	250,000	249,183
5.35%, 12/1/2034 (b)	250,000	249,490
5.70%, 12/1/2054	250,000	243,450
		10,913,006
COSMETICS/PERSONAL CARE — 0.0% (a)
Kenvue, Inc.:
4.90%, 3/22/2033	750,000	737,310
5.05%, 3/22/2053	337,000	312,500
5.10%, 3/22/2043	499,000	477,478
Unilever Capital Corp.:
4.88%, 9/8/2028	400,000	403,148
5.00%, 12/8/2033 (b)	450,000	449,420
		2,379,856
DISTRIBUTION & WHOLESALE — 0.0% (a)
LKQ Corp.:
5.75%, 6/15/2028	400,000	406,736
6.25%, 6/15/2033 (b)	140,000	144,388
WW Grainger, Inc.:
4.20%, 5/15/2047	590,000	486,939
4.45%, 9/15/2034	145,000	138,076
4.60%, 6/15/2045	125,000	111,550
		1,287,689

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	$269,000	$260,258
2.45%, 10/29/2026	1,120,000	1,072,501
3.00%, 10/29/2028	1,445,000	1,337,738
3.30%, 1/30/2032	1,407,000	1,226,721
3.40%, 10/29/2033	407,000	346,695
3.65%, 7/21/2027	617,000	598,903
3.85%, 10/29/2041 (b)	205,000	160,888
3.88%, 1/23/2028	200,000	193,604
4.45%, 4/3/2026	533,000	530,095
4.63%, 9/10/2029	295,000	288,404
4.95%, 9/10/2034 (b)	335,000	319,319
5.10%, 1/19/2029	574,000	573,328
6.15%, 9/30/2030 (b)	566,000	590,683
Affiliated Managers Group, Inc. 5.50%, 8/20/2034	250,000	247,758
Air Lease Corp.:
1.88%, 8/15/2026	300,000	286,053
2.20%, 1/15/2027	193,000	183,188
Series MTN, 2.88%, 1/15/2026	513,000	501,847
Series MTN, 2.88%, 1/15/2032 (b)	242,000	206,218
Series MTN, 3.00%, 2/1/2030 (b)	314,000	283,040
3.13%, 12/1/2030	417,000	369,746
4.63%, 10/1/2028 (b)	625,000	615,063
5.10%, 3/1/2029	200,000	200,332
Series MTN, 5.20%, 7/15/2031	125,000	123,553
5.30%, 2/1/2028 (b)	250,000	252,103
Series MTN, 5.30%, 6/25/2026	248,000	249,642
5.85%, 12/15/2027 (b)	290,000	297,320
Aircastle Ltd. 4.25%, 6/15/2026	108,000	106,921
Ally Financial, Inc.:
2.20%, 11/2/2028 (b)	481,000	428,287
4.75%, 6/9/2027 (b)	225,000	223,369
SOFR + 1.73%, 5.54%, 1/17/2031 (c)	110,000	108,406
SOFR + 2.29%, 6.18%, 7/26/2035 (b) (c)	450,000	444,843
SOFR + 3.26%, 6.99%, 6/13/2029 (b) (c)	510,000	531,333
7.10%, 11/15/2027 (b)	200,000	211,056
8.00%, 11/1/2031 (b)	286,000	316,462
American Express Co.:
1.65%, 11/4/2026	350,000	331,793
2.55%, 3/4/2027	965,000	923,669
3.13%, 5/20/2026	313,000	306,724
3.30%, 5/3/2027	649,000	629,731
4.05%, 5/3/2029 (b)	870,000	848,563
Security Description	Principal Amount	Value
4.05%, 12/3/2042 (b)	$385,000	$322,518
4.90%, 2/13/2026	591,000	592,962
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	650,000	635,122
SOFR + 0.93%, 5.04%, 7/26/2028 (c)	150,000	150,546
SOFR + 1.84%, 5.04%, 5/1/2034 (b) (c)	180,000	176,746
SOFR + 1.00%, 5.10%, 2/16/2028 (c)	462,000	464,527
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	289,000	291,725
SOFR + 1.42%, 5.28%, 7/26/2035 (c)	240,000	237,295
SOFR + 1.09%, 5.53%, 4/25/2030 (c)	486,000	494,767
SOFR + 1.93%, 5.63%, 7/28/2034 (b) (c)	360,000	364,057
5.85%, 11/5/2027	466,000	480,278
SOFR + 1.63%, 5.92%, 4/25/2035 (c)	200,000	204,288
SOFR + 1.94%, 6.49%, 10/30/2031 (c)	364,000	388,727
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	110,000	107,075
4.50%, 5/13/2032	200,000	192,246
5.15%, 5/15/2033 (b)	88,000	87,791
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	130,000	118,642
Apollo Global Management, Inc.:
5.80%, 5/21/2054	165,000	165,701
5 yr. CMT + 2.17%, 6.00%, 12/15/2054 (b) (c)	210,000	207,419
6.38%, 11/15/2033	250,000	269,983
Ares Management Corp. 5.60%, 10/11/2054	400,000	381,052
BGC Group, Inc. 6.60%, 6/10/2029	200,000	204,962
BlackRock Funding, Inc.:
4.60%, 7/26/2027	115,000	115,237
4.90%, 1/8/2035	90,000	88,003
5.00%, 3/14/2034	428,000	422,932
5.25%, 3/14/2054	254,000	239,885
5.35%, 1/8/2055	275,000	263,139
Blackrock, Inc.:
1.90%, 1/28/2031	150,000	126,383
3.25%, 4/30/2029 (b)	239,000	225,795
4.75%, 5/25/2033	1,845,000	1,804,041
Blackstone Reg Finance Co. LLC 5.00%, 12/6/2034	200,000	193,688
Blue Owl Finance LLC 6.25%, 4/18/2034	315,000	323,593

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/2050	$300,000	$205,404
Brookfield Finance, Inc.:
2.72%, 4/15/2031	100,000	86,952
3.90%, 1/25/2028	351,000	341,470
4.35%, 4/15/2030	175,000	168,595
4.85%, 3/29/2029	682,000	677,035
5.68%, 1/15/2035	250,000	251,333
5.97%, 3/4/2054 (b)	560,000	566,434
6.35%, 1/5/2034 (b)	490,000	515,843
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	252,000	238,163
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	143,000	115,116
SOFR + 1.27%, 2.62%, 11/2/2032 (c)	200,000	165,962
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	529,000	488,537
3.65%, 5/11/2027	1,266,600	1,233,276
3.75%, 7/28/2026	500,000	490,970
3.75%, 3/9/2027	737,200	720,119
3.80%, 1/31/2028	462,300	446,198
4.20%, 10/29/2025	416,760	414,126
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	446,000	444,439
SOFR + 2.60%, 5.25%, 7/26/2030 (b) (c)	200,000	199,290
SOFR + 2.37%, 5.27%, 5/10/2033 (c)	200,000	194,990
SOFR + 1.56%, 5.46%, 7/26/2030 (c)	200,000	200,664
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	105,000	105,755
SOFR + 1.91%, 5.70%, 2/1/2030 (b) (c)	200,000	202,774
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	1,070,000	1,072,482
SOFR + 1.99%, 5.88%, 7/26/2035 (b) (c)	200,000	200,830
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	245,000	253,065
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	250,000	259,525
SOFR + 2.44%, 7.15%, 10/29/2027 (c)	258,000	267,740
SOFR + 3.07%, 7.62%, 10/30/2031 (c)	300,000	330,978
Cboe Global Markets, Inc. 1.63%, 12/15/2030	500,000	414,980
Charles Schwab Corp.:
0.90%, 3/11/2026	425,000	406,729
1.95%, 12/1/2031	519,000	423,546
2.00%, 3/20/2028	339,000	310,656
2.30%, 5/13/2031 (b)	235,000	199,703
Security Description	Principal Amount	Value
2.45%, 3/3/2027 (b)	$319,000	$304,514
2.75%, 10/1/2029	308,000	280,003
2.90%, 3/3/2032	334,000	287,965
3.20%, 3/2/2027	237,000	229,615
3.25%, 5/22/2029 (b)	229,000	214,536
3.30%, 4/1/2027	317,000	307,829
3.45%, 2/13/2026	313,000	308,483
4.00%, 2/1/2029 (b)	311,000	301,533
4.63%, 3/22/2030 (b)	200,000	199,620
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	865,000	882,473
SOFR + 2.50%, 5.85%, 5/19/2034 (c)	319,000	328,257
SOFR + 2.01%, 6.14%, 8/24/2034 (b) (c)	400,000	419,340
CI Financial Corp. 3.20%, 12/17/2030	362,000	307,526
CME Group, Inc.:
2.65%, 3/15/2032	303,000	261,010
3.75%, 6/15/2028	333,000	324,029
Credit Suisse USA LLC 7.13%, 7/15/2032	397,000	439,336
Discover Financial Services:
4.10%, 2/9/2027	499,000	489,968
6.70%, 11/29/2032	260,000	277,376
SOFR + 3.37%, 7.96%, 11/2/2034 (c)	363,000	414,677
Enact Holdings, Inc. 6.25%, 5/28/2029	500,000	508,840
Franklin Resources, Inc. 1.60%, 10/30/2030 (b)	390,000	324,406
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032 (b)	658,000	521,807
2.10%, 6/15/2030	598,000	516,786
3.00%, 6/15/2050 (b)	571,000	363,390
3.00%, 9/15/2060	607,000	354,482
3.10%, 9/15/2027	400,000	384,324
3.75%, 9/21/2028	307,000	295,577
4.00%, 9/15/2027	548,000	539,917
4.25%, 9/21/2048	377,000	304,473
4.60%, 3/15/2033	171,000	164,093
4.95%, 6/15/2052 (b)	491,000	438,993
5.20%, 6/15/2062	365,000	332,190
5.25%, 6/15/2031	250,000	252,455
Invesco Finance PLC 3.75%, 1/15/2026	419,000	414,533
Janus Henderson U.S. Holdings, Inc. 5.45%, 9/10/2034 (f)	260,000	248,617
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	495,000	417,305
2.75%, 10/15/2032 (b)	293,000	240,237
4.15%, 1/23/2030	409,000	390,251
4.85%, 1/15/2027 (b)	314,000	314,455
5.88%, 7/21/2028	339,000	346,577

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.20%, 4/14/2034	$375,000	$386,355
Lazard Group LLC:
3.63%, 3/1/2027	126,000	122,626
4.50%, 9/19/2028	281,000	275,043
6.00%, 3/15/2031	225,000	231,037
Legg Mason, Inc. 5.63%, 1/15/2044 (b)	326,000	318,509
LPL Holdings, Inc.:
5.70%, 5/20/2027	210,000	212,560
6.00%, 5/20/2034 (b)	500,000	509,265
6.75%, 11/17/2028	200,000	210,142
Marex Group PLC 6.40%, 11/4/2029	500,000	504,855
Mastercard, Inc.:
1.90%, 3/15/2031 (b)	183,000	154,763
2.00%, 3/3/2025	200	199
2.00%, 11/18/2031 (b)	275,000	228,385
2.95%, 11/21/2026 (b)	370,000	360,095
2.95%, 3/15/2051	606,000	390,276
3.30%, 3/26/2027	590,000	575,356
3.35%, 3/26/2030	499,000	466,271
3.65%, 6/1/2049	151,000	114,162
3.85%, 3/26/2050	440,000	341,123
4.10%, 1/15/2028	110,000	108,825
4.35%, 1/15/2032	200,000	193,336
4.55%, 1/15/2035	340,000	325,924
4.88%, 3/9/2028 (b)	600,000	607,074
Nasdaq, Inc.:
1.65%, 1/15/2031 (b)	200,000	164,390
2.50%, 12/21/2040	400,000	268,308
3.85%, 6/30/2026	278,000	274,683
3.95%, 3/7/2052	225,000	167,204
5.55%, 2/15/2034	614,000	619,968
5.95%, 8/15/2053	220,000	221,769
Nomura Holdings, Inc.:
1.65%, 7/14/2026	479,000	455,620
2.17%, 7/14/2028	574,000	517,834
2.33%, 1/22/2027	647,000	613,020
2.61%, 7/14/2031	230,000	193,747
2.68%, 7/16/2030 (b)	276,000	240,407
3.00%, 1/22/2032 (b)	436,000	371,289
3.10%, 1/16/2030	448,000	403,823
5.71%, 1/9/2026	267,000	268,805
6.07%, 7/12/2028	570,000	585,846
6.09%, 7/12/2033 (b)	244,000	252,440
ORIX Corp.:
2.25%, 3/9/2031	200,000	167,852
4.65%, 9/10/2029 (b)	250,000	245,928
5.00%, 9/13/2027 (b)	186,000	187,151
5.20%, 9/13/2032 (b)	313,000	310,133
Private Export Funding Corp.:
Series PP, 1.40%, 7/15/2028	209,000	187,396
3.90%, 10/15/2027	750,000	736,950
Security Description	Principal Amount	Value
Radian Group, Inc.:
4.88%, 3/15/2027	$170,000	$168,691
6.20%, 5/15/2029 (b)	120,000	123,198
Raymond James Financial, Inc.:
3.75%, 4/1/2051	666,000	481,811
4.95%, 7/15/2046	300,000	269,175
Stifel Financial Corp. 4.00%, 5/15/2030	239,000	225,554
Synchrony Financial:
3.70%, 8/4/2026	198,000	193,715
3.95%, 12/1/2027	479,250	463,622
SOFR + 2.13%, 5.94%, 8/2/2030 (b) (c)	270,000	272,408
Visa, Inc.:
0.75%, 8/15/2027	150,000	136,781
1.10%, 2/15/2031 (b)	245,000	198,286
1.90%, 4/15/2027	850,000	803,632
2.00%, 8/15/2050 (b)	200,000	108,186
2.05%, 4/15/2030	601,000	525,514
2.70%, 4/15/2040 (b)	225,000	164,138
3.65%, 9/15/2047	400,000	305,936
4.15%, 12/14/2035 (b)	570,000	527,096
4.30%, 12/14/2045	1,136,000	972,109
Voya Financial, Inc.:
3.65%, 6/15/2026	159,000	156,400
5.00%, 9/20/2034	110,000	104,182
Western Union Co. 6.20%, 11/17/2036 (b)	325,000	328,637
		74,552,574
ELECTRIC — 2.1%
AEP Texas, Inc.:
3.45%, 5/15/2051	298,000	197,884
Series H, 3.45%, 1/15/2050	190,000	127,828
3.80%, 10/1/2047	250,000	179,590
4.70%, 5/15/2032	159,000	152,139
5.25%, 5/15/2052	180,000	162,364
5.45%, 5/15/2029	498,000	504,763
AEP Transmission Co. LLC:
3.10%, 12/1/2026	146,000	141,915
Series M, 3.65%, 4/1/2050	415,000	300,464
3.80%, 6/15/2049	254,000	188,509
4.00%, 12/1/2046 (b)	477,000	374,531
AES Corp.:
1.38%, 1/15/2026	498,000	479,400
2.45%, 1/15/2031 (b)	418,000	348,503
5.45%, 6/1/2028 (b)	365,000	366,942
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030 (b)	200,000	165,578
3.00%, 3/15/2052	199,000	127,798
3.13%, 7/15/2051	135,000	88,790
3.45%, 10/1/2049	552,000	390,507
Series B, 3.70%, 12/1/2047	110,000	81,970
3.75%, 9/1/2027 (b)	307,000	300,280

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 3/1/2045 (b)	$180,000	$137,909
4.30%, 1/2/2046	737,000	609,934
Algonquin Power & Utilities Corp. 5.37%, 6/15/2026 (e)	565,000	567,994
Ameren Corp.:
1.75%, 3/15/2028	225,000	203,576
1.95%, 3/15/2027	568,000	534,005
3.50%, 1/15/2031	234,000	213,474
3.65%, 2/15/2026	456,000	450,200
5.70%, 12/1/2026	110,000	111,795
Ameren Illinois Co.:
1.55%, 11/15/2030 (b)	200,000	165,474
5.55%, 7/1/2054	250,000	246,437
5.90%, 12/1/2052	386,000	395,117
American Electric Power Co., Inc.:
2.30%, 3/1/2030	385,000	334,784
3.20%, 11/13/2027 (b)	200,000	191,640
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (c)	145,000	136,616
Series J, 4.30%, 12/1/2028 (b)	347,000	339,040
5.20%, 1/15/2029	298,000	300,229
5.75%, 11/1/2027 (b)	403,000	412,636
5.95%, 11/1/2032	225,000	232,135
Appalachian Power Co.:
Series BB, 4.50%, 8/1/2032	575,000	541,276
Series Y, 4.50%, 3/1/2049	250,000	200,283
Arizona Public Service Co.:
2.20%, 12/15/2031	400,000	327,944
3.50%, 12/1/2049	312,000	214,107
4.20%, 8/15/2048 (b)	310,000	239,680
4.25%, 3/1/2049	325,000	253,045
5.05%, 9/1/2041	150,000	136,382
6.35%, 12/15/2032	300,000	317,037
Atlantic City Electric Co. 2.30%, 3/15/2031	297,000	252,503
Avangrid, Inc. 3.80%, 6/1/2029	369,000	349,554
Avista Corp.:
4.00%, 4/1/2052	200,000	149,180
4.35%, 6/1/2048 (b)	200,000	164,054
Baltimore Gas & Electric Co.:
3.50%, 8/15/2046	134,000	96,985
3.75%, 8/15/2047	590,000	438,942
5.30%, 6/1/2034	550,000	549,444
5.40%, 6/1/2053	357,000	340,128
5.65%, 6/1/2054	200,000	197,450
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	367,000	224,527
3.25%, 4/15/2028	523,000	497,995
3.70%, 7/15/2030	526,000	495,040
3.80%, 7/15/2048 (b)	624,000	463,289
4.25%, 10/15/2050	470,000	371,234
Security Description	Principal Amount	Value
4.60%, 5/1/2053	$200,000	$166,058
5.15%, 11/15/2043	247,000	234,383
Black Hills Corp.:
3.05%, 10/15/2029	301,000	275,090
3.88%, 10/15/2049	100,000	72,449
3.95%, 1/15/2026	160,000	158,341
4.35%, 5/1/2033	226,000	208,189
6.00%, 1/15/2035	100,000	103,160
6.15%, 5/15/2034	200,000	208,098
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	227,000	193,427
Series Z, 2.40%, 9/1/2026	225,000	216,965
Series AD, 2.90%, 7/1/2050	150,000	93,996
Series AA, 3.00%, 2/1/2027	424,000	410,262
Series AF, 3.35%, 4/1/2051	145,000	99,345
Series AI, 4.45%, 10/1/2032	270,000	256,781
Series AJ, 4.85%, 10/1/2052	200,000	176,424
4.95%, 4/1/2033	300,000	293,025
5.05%, 3/1/2035	250,000	244,395
5.15%, 3/1/2034	384,000	379,465
CenterPoint Energy, Inc.:
2.65%, 6/1/2031	534,000	458,946
2.95%, 3/1/2030	406,000	364,945
Cleco Corporate Holdings LLC:
3.74%, 5/1/2026	44,000	43,101
4.97%, 5/1/2046	196,000	163,241
CMS Energy Corp.:
3.00%, 5/15/2026	145,000	141,492
3.45%, 8/15/2027	194,000	187,732
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (c)	200,000	188,640
Commonwealth Edison Co.:
Series 131, 2.75%, 9/1/2051	215,000	127,897
Series 127, 3.20%, 11/15/2049	315,000	208,114
3.65%, 6/15/2046	497,000	371,378
3.70%, 8/15/2028 (b)	200,000	192,926
Series 123, 3.75%, 8/15/2047	690,000	515,182
Series 133, 3.85%, 3/15/2052	361,000	267,479
4.90%, 2/1/2033 (b)	300,000	293,781
5.30%, 2/1/2053	251,000	236,801
5.65%, 6/1/2054	200,000	197,308
Series 103, 5.90%, 3/15/2036	385,000	399,853
Connecticut Light & Power Co.:
4.00%, 4/1/2048	308,000	241,848
5.25%, 1/15/2053 (b)	412,000	389,480
Consolidated Edison Co. of New York, Inc.:
Series B, 3.13%, 11/15/2027	200,000	191,524

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 12/1/2051	$263,000	$171,802
Series 20A, 3.35%, 4/1/2030	282,000	262,215
3.60%, 6/15/2061 (b)	200,000	135,966
Series 2017, 3.88%, 6/15/2047	440,000	334,264
3.95%, 3/1/2043	490,000	392,127
Series 20B, 3.95%, 4/1/2050	575,000	448,845
Series D, 4.00%, 12/1/2028	143,000	139,289
Series A, 4.13%, 5/15/2049	200,000	157,320
Series 12-A, 4.20%, 3/15/2042	125,000	104,138
Series C, 4.30%, 12/1/2056	525,000	409,726
4.45%, 3/15/2044	284,000	242,542
4.50%, 12/1/2045	317,000	268,344
4.50%, 5/15/2058	379,000	304,329
4.63%, 12/1/2054	248,000	208,523
Series E, 4.65%, 12/1/2048	240,000	204,722
5.13%, 3/15/2035 (b)	200,000	196,714
5.50%, 3/15/2034	551,000	560,935
5.50%, 3/15/2055	100,000	96,350
Series 09-C, 5.50%, 12/1/2039	150,000	148,283
Series 06-A, 5.85%, 3/15/2036 (b)	351,000	363,053
6.15%, 11/15/2052	180,000	189,092
Series 2007-A, 6.30%, 8/15/2037	241,000	255,585
Series 08-B, 6.75%, 4/1/2038	250,000	276,275
Constellation Energy Generation LLC:
5.60%, 3/1/2028	150,000	152,964
5.75%, 3/15/2054	200,000	194,682
5.80%, 3/1/2033	205,000	209,619
6.13%, 1/15/2034	330,000	345,328
6.25%, 10/1/2039	254,000	264,706
6.50%, 10/1/2053	647,000	688,020
Consumers Energy Co.:
3.10%, 8/15/2050	300,000	202,704
3.50%, 8/1/2051 (b)	260,000	189,462
4.05%, 5/15/2048 (b)	255,000	203,322
4.20%, 9/1/2052	200,000	161,350
4.60%, 5/30/2029	280,000	277,463
4.63%, 5/15/2033 (b)	457,000	440,717
4.65%, 3/1/2028	566,000	564,115
4.70%, 1/15/2030 (b)	115,000	114,132
4.90%, 2/15/2029	350,000	351,015
Dominion Energy South Carolina, Inc.:
6.05%, 1/15/2038	220,000	229,097
6.25%, 10/15/2053	247,000	265,784
6.63%, 2/1/2032	153,000	165,869
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	371,000	355,830
Security Description	Principal Amount	Value
Series B, 3.30%, 4/15/2041	$254,000	$187,041
Series C, 3.38%, 4/1/2030	783,000	720,329
Series B, 3.60%, 3/15/2027 (b)	211,000	205,911
3.90%, 10/1/2025	214,300	212,911
4.25%, 6/1/2028 (b)	324,000	317,808
Series A, 4.60%, 3/15/2049	100,000	82,428
4.70%, 12/1/2044	288,000	243,397
Series B, 4.85%, 8/15/2052	100,000	86,011
Series C, 4.90%, 8/1/2041	200,000	178,856
Series F, 5.25%, 8/1/2033	161,000	158,838
5.38%, 11/15/2032 (b)	292,000	292,482
Series B, 5.95%, 6/15/2035	472,000	484,550
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	276,000	252,562
2.25%, 3/1/2030 (b)	412,000	363,034
2.95%, 3/1/2050	113,000	73,377
Series A, 3.00%, 3/1/2032 (b)	365,000	320,550
Series B, 3.25%, 4/1/2051	250,000	170,163
3.70%, 3/15/2045	200,000	153,534
3.75%, 8/15/2047	220,000	165,792
3.95%, 3/1/2049	363,000	283,986
Series A, 4.05%, 5/15/2048	200,000	159,704
5.20%, 3/1/2034	375,000	373,800
5.40%, 4/1/2053 (b)	275,000	267,033
DTE Energy Co.:
2.85%, 10/1/2026	263,000	254,818
Series C, 3.40%, 6/15/2029	339,000	317,118
4.88%, 6/1/2028	110,000	109,655
4.95%, 7/1/2027	365,000	366,416
5.10%, 3/1/2029	655,000	656,461
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	290,000	260,809
2.45%, 2/1/2030	200,000	177,968
2.85%, 3/15/2032	169,000	146,204
3.20%, 8/15/2049	200,000	133,292
3.70%, 12/1/2047	255,000	188,606
3.75%, 6/1/2045	361,000	276,169
3.88%, 3/15/2046	512,000	396,186
4.00%, 9/30/2042	266,000	215,553
4.25%, 12/15/2041	244,000	206,436
4.95%, 1/15/2033	810,000	796,999
5.30%, 2/15/2040	325,000	317,876
5.40%, 1/15/2054	580,000	557,044
6.05%, 4/15/2038	439,000	461,723
6.10%, 6/1/2037	308,000	320,874
Duke Energy Corp.:
2.45%, 6/1/2030	736,000	644,604
2.55%, 6/15/2031	332,000	283,807
2.65%, 9/1/2026	422,000	408,513
3.15%, 8/15/2027	150,000	144,005
3.30%, 6/15/2041	100,000	73,291
3.50%, 6/15/2051	663,000	448,340
3.95%, 8/15/2047	266,000	197,933

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 3/15/2028	$451,000	$444,032
4.50%, 8/15/2032 (b)	649,000	618,250
4.80%, 12/15/2045	250,000	215,598
4.85%, 1/5/2029 (b)	353,000	351,472
5.00%, 12/8/2027	135,000	136,026
5.00%, 8/15/2052	360,000	314,226
5.45%, 6/15/2034 (b)	195,000	194,702
5.80%, 6/15/2054	125,000	121,980
6.10%, 9/15/2053	217,000	220,426
Duke Energy Florida LLC:
1.75%, 6/15/2030	279,500	236,885
2.40%, 12/15/2031	161,000	135,723
3.80%, 7/15/2028	164,000	158,903
3.85%, 11/15/2042	235,000	184,705
5.88%, 11/15/2033	205,000	213,401
6.20%, 11/15/2053	200,000	210,872
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	336,738	318,918
Duke Energy Indiana LLC:
2.75%, 4/1/2050	315,000	189,929
Series YYY, 3.25%, 10/1/2049	333,000	223,400
5.40%, 4/1/2053	828,000	783,561
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	200,000	172,990
3.65%, 2/1/2029	365,000	348,659
4.30%, 2/1/2049	240,000	192,146
5.25%, 4/1/2033	275,000	274,942
5.65%, 4/1/2053	269,000	262,783
Duke Energy Progress LLC:
2.90%, 8/15/2051	350,000	215,653
3.60%, 9/15/2047	319,000	231,620
3.70%, 9/1/2028	198,000	190,654
3.70%, 10/15/2046	169,000	125,055
4.00%, 4/1/2052	200,000	152,580
4.10%, 5/15/2042	200,000	163,756
4.15%, 12/1/2044	255,000	207,185
4.20%, 8/15/2045	401,000	324,377
5.10%, 3/15/2034	168,000	166,192
5.35%, 3/15/2053	395,000	373,717
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2039	150,000	120,371
Edison International:
5.25%, 3/15/2032	180,000	178,151
5.45%, 6/15/2029	200,000	201,780
5.75%, 6/15/2027 (b)	493,000	501,204
Emera U.S. Finance LP:
2.64%, 6/15/2031	172,000	145,352
4.75%, 6/15/2046	538,000	446,249
Enel Chile SA 4.88%, 6/12/2028	181,000	178,323
Entergy Arkansas LLC:
2.65%, 6/15/2051	266,000	157,382
Security Description	Principal Amount	Value
3.35%, 6/15/2052	$350,000	$234,805
3.50%, 4/1/2026 (b)	275,000	271,315
4.00%, 6/1/2028 (b)	200,000	195,068
4.20%, 4/1/2049	250,000	198,835
5.15%, 1/15/2033 (b)	178,000	177,402
Entergy Corp.:
2.40%, 6/15/2031	329,000	277,952
2.80%, 6/15/2030	520,000	463,299
2.95%, 9/1/2026	157,000	152,428
Entergy Louisiana LLC:
1.60%, 12/15/2030 (b)	176,000	145,056
2.90%, 3/15/2051	250,000	153,725
3.05%, 6/1/2031	318,000	283,122
3.12%, 9/1/2027	515,700	495,779
4.00%, 3/15/2033	577,000	528,451
4.20%, 9/1/2048	625,000	497,437
4.20%, 4/1/2050	338,000	265,935
4.95%, 1/15/2045	357,000	315,613
5.15%, 9/15/2034	155,000	152,370
5.35%, 3/15/2034	250,000	249,965
5.70%, 3/15/2054	265,000	261,971
Entergy Mississippi LLC:
3.50%, 6/1/2051	10,000	6,948
3.85%, 6/1/2049	290,000	215,743
Entergy Texas, Inc.:
3.55%, 9/30/2049	125,000	87,814
5.55%, 9/15/2054	125,000	121,345
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	297,000	196,418
3.45%, 4/15/2050	200,000	138,074
4.13%, 3/1/2042	250,000	203,885
4.25%, 12/1/2045	325,000	262,096
5.70%, 3/15/2053	138,000	135,775
Evergy Metro, Inc.:
5.30%, 10/1/2041	226,000	213,755
5.40%, 4/1/2034	200,000	200,126
Evergy, Inc. 2.90%, 9/15/2029	398,000	361,953
Eversource Energy:
Series R, 1.65%, 8/15/2030	384,000	319,281
2.90%, 3/1/2027	249,000	238,903
Series M, 3.30%, 1/15/2028	180,000	171,103
3.38%, 3/1/2032	460,000	402,997
3.45%, 1/15/2050	200,000	136,990
4.60%, 7/1/2027	333,000	330,702
5.13%, 5/15/2033	401,000	389,680
5.45%, 3/1/2028	1,165,000	1,179,865
Exelon Corp.:
2.75%, 3/15/2027	95,000	90,958
3.40%, 4/15/2026	354,000	348,177
4.05%, 4/15/2030	491,000	467,908
4.45%, 4/15/2046	375,000	311,899
4.70%, 4/15/2050	339,000	286,580
4.95%, 6/15/2035	550,000	520,157
5.10%, 6/15/2045	321,000	290,457

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.15%, 3/15/2029 (b)	$250,000	$251,235
5.45%, 3/15/2034 (b)	277,000	276,756
5.60%, 3/15/2053	354,000	341,316
5.63%, 6/15/2035	194,000	194,716
FirstEnergy Corp.:
Series C, 3.40%, 3/1/2050	740,000	501,439
Series B, 3.90%, 7/15/2027	450,000	438,817
Florida Power & Light Co.:
2.45%, 2/3/2032	450,000	379,872
2.88%, 12/4/2051	250,000	156,795
3.15%, 10/1/2049	314,000	211,611
3.70%, 12/1/2047	409,000	306,251
3.95%, 3/1/2048	360,000	282,902
4.40%, 5/15/2028	789,000	781,142
4.63%, 5/15/2030	200,000	197,994
4.80%, 5/15/2033	520,000	506,454
5.05%, 4/1/2028	1,049,000	1,059,364
5.15%, 6/15/2029	250,000	253,145
5.30%, 6/15/2034	280,000	281,201
5.30%, 4/1/2053	884,000	842,823
5.60%, 6/15/2054 (b)	180,000	179,843
5.65%, 2/1/2037	367,000	375,089
5.95%, 2/1/2038	127,000	132,977
Georgia Power Co.:
3.25%, 4/1/2026	169,000	166,206
3.25%, 3/30/2027	270,000	262,013
Series B, 3.70%, 1/30/2050	153,000	112,134
4.30%, 3/15/2042	445,600	379,384
4.30%, 3/15/2043	425,000	355,852
4.55%, 3/15/2030	300,000	295,122
4.65%, 5/16/2028 (b)	570,000	567,669
4.95%, 5/17/2033	418,000	409,732
5.13%, 5/15/2052 (b)	342,000	317,793
5.25%, 3/15/2034	602,000	597,955
Idaho Power Co.:
5.20%, 8/15/2034 (b)	180,000	178,945
Series MTN, 5.50%, 3/15/2053	406,000	390,263
Indiana Michigan Power Co.:
4.25%, 8/15/2048	101,000	79,437
Series K, 4.55%, 3/15/2046	128,000	108,051
5.63%, 4/1/2053	25,000	24,378
Interstate Power & Light Co.:
2.30%, 6/1/2030	84,000	72,604
3.50%, 9/30/2049	323,000	225,893
3.60%, 4/1/2029	200,000	189,278
3.70%, 9/15/2046	210,000	155,492
4.95%, 9/30/2034	85,000	81,836
5.45%, 9/30/2054	155,000	146,816
6.25%, 7/15/2039 (b)	135,000	142,622
ITC Holdings Corp.:
3.25%, 6/30/2026 (b)	267,000	260,984
3.35%, 11/15/2027 (b)	316,000	304,333
Security Description	Principal Amount	Value
Jersey Central Power & Light Co. 5.10%, 1/15/2035 (f)	$125,000	$122,008
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	136,063	125,574
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	350,000	336,770
Kentucky Utilities Co.:
3.30%, 6/1/2050	277,000	186,565
4.38%, 10/1/2045	452,000	374,518
5.13%, 11/1/2040	502,000	475,148
Louisville Gas & Electric Co. Series LOU, 5.45%, 4/15/2033	599,000	605,493
MidAmerican Energy Co.:
3.10%, 5/1/2027 (b)	454,000	439,172
3.15%, 4/15/2050	171,000	114,688
3.65%, 8/1/2048	338,000	250,624
3.95%, 8/1/2047	200,000	155,712
4.25%, 7/15/2049	200,000	162,526
4.40%, 10/15/2044	257,000	219,421
4.80%, 9/15/2043	191,000	171,558
5.30%, 2/1/2055 (b)	145,000	136,822
5.35%, 1/15/2034	450,000	455,062
Series MTN, 5.75%, 11/1/2035 (b)	150,000	155,495
5.85%, 9/15/2054	250,000	254,415
Mississippi Power Co.:
3.95%, 3/30/2028 (b)	70,000	68,034
Series 12-A, 4.25%, 3/15/2042	171,000	142,424
National Grid PLC:
5.42%, 1/11/2034	555,000	552,974
5.81%, 6/12/2033	100,000	102,002
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026	190,000	180,380
Series MTN, 1.65%, 6/15/2031	150,000	121,578
2.40%, 3/15/2030	451,000	397,899
2.75%, 4/15/2032	586,000	501,276
3.40%, 2/7/2028	167,000	160,393
3.70%, 3/15/2029 (b)	157,000	149,982
4.02%, 11/1/2032	200,000	185,008
4.30%, 3/15/2049 (b)	234,000	189,526
4.40%, 11/1/2048	226,000	184,732
4.80%, 3/15/2028 (b)	457,000	457,640
Series GMTN, 4.85%, 2/7/2029	500,000	500,095
Series MTN, 5.05%, 9/15/2028	270,000	271,895
Series MTN, 5.60%, 11/13/2026	180,000	183,107

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.80%, 1/15/2033 (b)	$141,000	$145,965
Series MTN, 8.00%, 3/1/2032	200,000	232,594
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	100,000	63,870
Series CC, 3.70%, 5/1/2029 (b)	257,000	245,227
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	736,000	695,284
2.25%, 6/1/2030	1,325,000	1,146,496
2.44%, 1/15/2032	1,192,000	994,962
2.75%, 11/1/2029 (b)	426,000	385,990
3.55%, 5/1/2027	398,000	387,835
4.63%, 7/15/2027 (b)	630,000	629,112
4.95%, 1/29/2026	135,000	135,316
5.00%, 7/15/2032	656,000	646,068
5.25%, 3/15/2034 (b)	250,000	247,347
5.25%, 2/28/2053 (b)	275,000	252,972
5.55%, 3/15/2054	281,000	269,277
Northern States Power Co.:
2.25%, 4/1/2031	100,000	84,990
2.90%, 3/1/2050 (b)	437,500	279,856
3.20%, 4/1/2052	395,000	265,132
3.40%, 8/15/2042	350,000	265,576
3.60%, 5/15/2046	290,000	215,284
4.50%, 6/1/2052	360,000	303,653
5.10%, 5/15/2053	388,000	358,958
5.40%, 3/15/2054	295,000	284,799
5.65%, 6/15/2054	200,000	199,946
6.20%, 7/1/2037	239,000	254,898
NorthWestern Corp. 4.18%, 11/15/2044	150,000	119,835
NSTAR Electric Co.:
3.10%, 6/1/2051 (b)	150,000	97,956
3.20%, 5/15/2027	400,700	387,064
3.95%, 4/1/2030 (b)	250,000	238,767
4.40%, 3/1/2044	140,000	117,977
4.55%, 6/1/2052	150,000	125,759
4.95%, 9/15/2052	430,000	385,929
5.50%, 3/15/2040	155,000	152,053
OGE Energy Corp. 5.45%, 5/15/2029	280,000	284,197
Oglethorpe Power Corp.:
3.75%, 8/1/2050	150,000	106,601
4.50%, 4/1/2047	250,000	204,403
5.05%, 10/1/2048	333,000	293,187
5.38%, 11/1/2040	232,000	219,440
6.20%, 12/1/2053	260,000	267,595
Ohio Edison Co. 6.88%, 7/15/2036	200,000	220,340
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	144,000	117,259
Series R, 2.90%, 10/1/2051	547,000	328,889
4.00%, 6/1/2049	736,000	552,795
4.15%, 4/1/2048	297,000	227,532
Security Description	Principal Amount	Value
5.65%, 6/1/2034	$200,000	$201,342
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	95,000	87,430
3.85%, 8/15/2047	241,000	180,536
4.15%, 4/1/2047 (b)	225,000	177,563
5.60%, 4/1/2053	500,000	486,995
Oncor Electric Delivery Co. LLC:
2.75%, 5/15/2030 (b)	475,000	426,507
3.10%, 9/15/2049	394,000	258,267
3.70%, 11/15/2028	270,000	259,554
3.70%, 5/15/2050	200,000	146,134
3.80%, 9/30/2047	226,000	171,624
3.80%, 6/1/2049	207,000	156,360
4.10%, 11/15/2048	232,000	183,563
4.30%, 5/15/2028 (b)	440,000	434,320
4.55%, 9/15/2032	220,000	211,526
4.65%, 11/1/2029 (f)	220,000	217,807
4.95%, 9/15/2052	111,000	99,194
5.25%, 9/30/2040	213,000	206,024
5.30%, 6/1/2042	315,000	301,468
5.75%, 3/15/2029	100,000	103,530
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	496,000	462,580
2.50%, 2/1/2031	895,000	766,102
2.95%, 3/1/2026	104,000	101,656
3.15%, 1/1/2026	456,000	447,997
3.25%, 6/1/2031	950,000	842,194
3.30%, 8/1/2040	312,000	233,164
3.50%, 8/1/2050 (b)	595,000	408,402
3.75%, 7/1/2028	215,000	205,650
3.75%, 8/15/2042	5,000	3,755
4.00%, 12/1/2046	168,000	126,711
4.20%, 3/1/2029 (b)	205,000	197,725
4.20%, 6/1/2041	648,000	527,893
4.40%, 3/1/2032	256,000	240,878
4.50%, 7/1/2040	678,600	585,062
4.55%, 7/1/2030	533,000	516,136
4.95%, 7/1/2050	1,033,000	896,324
5.80%, 5/15/2034	155,000	158,543
5.90%, 6/15/2032	200,000	205,426
5.90%, 10/1/2054	115,000	113,864
6.10%, 1/15/2029 (b)	605,000	625,818
6.15%, 1/15/2033	474,000	492,211
6.40%, 6/15/2033	433,000	457,079
6.70%, 4/1/2053	320,000	347,098
6.75%, 1/15/2053	634,000	691,485
6.95%, 3/15/2034	350,000	384,125
PacifiCorp:
2.70%, 9/15/2030	175,000	154,592
2.90%, 6/15/2052	664,000	395,737
3.30%, 3/15/2051	548,000	356,205
4.15%, 2/15/2050	590,000	456,371
5.10%, 2/15/2029	268,000	269,514
5.30%, 2/15/2031	300,000	302,646

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.35%, 12/1/2053	$995,000	$913,599
5.45%, 2/15/2034	650,000	646,236
5.50%, 5/15/2054 (b)	245,000	229,278
5.80%, 1/15/2055	610,000	594,652
6.00%, 1/15/2039	165,000	168,099
6.25%, 10/15/2037 (b)	220,000	230,492
6.35%, 7/15/2038	140,000	146,206
PECO Energy Co.:
2.85%, 9/15/2051 (b)	266,000	164,580
3.70%, 9/15/2047	227,000	169,821
3.90%, 3/1/2048	200,000	154,932
4.38%, 8/15/2052	322,000	266,300
4.60%, 5/15/2052	203,000	174,418
5.25%, 9/15/2054	415,000	392,922
PG&E Energy Recovery Funding LLC Series A-1, 1.46%, 7/15/2033	326,328	294,566
PG&E Wildfire Recovery Funding LLC:
Series A-1, 3.59%, 6/1/2032	70,377	68,126
Series A-1, 4.02%, 6/1/2033	119,905	116,869
Series A-2, 4.26%, 6/1/2038	280,000	262,500
Series A-3, 4.38%, 6/3/2041	425,000	389,512
Series A-4, 4.45%, 12/1/2049	560,000	486,914
Series A-5, 4.67%, 12/1/2053	284,000	252,334
Series A-2, 4.72%, 6/1/2039	200,000	192,160
Series A-3, 5.08%, 6/1/2043	325,000	316,602
Series A-5, 5.10%, 6/1/2054	214,000	202,070
Series A-4, 5.21%, 12/1/2049	615,000	589,410
Potomac Electric Power Co. 4.15%, 3/15/2043	228,000	188,250
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	116,000	113,300
5.25%, 9/1/2034 (b)	115,000	113,245
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	220,000	144,434
3.95%, 6/1/2047	160,000	125,595
4.13%, 6/15/2044	180,000	149,427
4.85%, 2/15/2034	285,000	277,707
6.25%, 5/15/2039	155,000	167,509
Progress Energy, Inc.:
6.00%, 12/1/2039	300,000	303,909
7.75%, 3/1/2031	141,000	159,360
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	236,800	197,659
3.60%, 9/15/2042	322,000	244,929
3.80%, 6/15/2047	250,000	185,708
4.05%, 9/15/2049	384,000	294,789
4.10%, 6/15/2048	200,000	155,732
Series 39, 4.50%, 6/1/2052	250,000	207,190
Series 17, 6.25%, 9/1/2037	229,000	241,808
Security Description	Principal Amount	Value
6.50%, 8/1/2038	$179,000	$193,331
Public Service Co. of New Hampshire Series V, 2.20%, 6/15/2031	216,000	181,732
Public Service Co. of Oklahoma:
Series K, 3.15%, 8/15/2051 (b)	154,000	97,847
5.20%, 1/15/2035	380,000	368,307
5.25%, 1/15/2033	150,000	147,951
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026 (b)	248,000	237,482
Series MTN, 2.05%, 8/1/2050 (b)	200,000	105,446
Series MTN, 2.25%, 9/15/2026	302,000	290,587
Series MTN, 2.45%, 1/15/2030	199,000	177,719
Series MTN, 2.70%, 5/1/2050	193,000	117,811
Series MTN, 3.00%, 3/1/2051	295,000	190,555
Series MTN, 3.10%, 3/15/2032 (b)	368,000	325,636
Series MTN, 3.15%, 1/1/2050	172,000	115,605
Series MTN, 3.20%, 5/15/2029	108,000	101,299
Series MTN, 3.60%, 12/1/2047	457,000	336,667
Series MTN, 4.05%, 5/1/2048	300,000	238,263
Series MTN, 4.65%, 3/15/2033	200,000	193,528
4.85%, 8/1/2034 (b)	250,000	243,167
Series MTN, 4.90%, 12/15/2032	125,000	123,866
Series MTN, 5.20%, 3/1/2034	276,000	275,197
5.30%, 8/1/2054	190,000	180,654
Series MTN, 5.45%, 3/1/2054	250,000	242,310
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030 (b)	310,000	258,035
2.45%, 11/15/2031	199,000	167,922
5.85%, 11/15/2027 (b)	200,000	205,614
5.88%, 10/15/2028	492,000	507,493
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	380,000	253,456
4.22%, 6/15/2048	210,000	168,334
5.33%, 6/15/2034	215,000	213,499
5.45%, 6/1/2053	650,000	618,455
5.64%, 4/15/2041	250,000	244,977
5.69%, 6/15/2054	85,000	83,462

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.27%, 3/15/2037	$161,000	$170,130
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	345,500	289,674
Series WWW, 2.95%, 8/15/2051	238,000	153,520
Series RRR, 3.75%, 6/1/2047	257,000	192,267
4.95%, 8/15/2028	389,000	390,521
5.55%, 4/15/2054	200,000	194,150
SCE Recovery Funding LLC:
Series A-1, 4.70%, 6/15/2042	46,127	44,485
Series A-2, 5.11%, 12/14/2049	410,000	385,425
Sempra:
3.40%, 2/1/2028	541,000	517,012
3.70%, 4/1/2029	263,000	249,721
3.80%, 2/1/2038	461,000	381,219
4.00%, 2/1/2048	525,000	398,039
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (c)	306,089	293,135
5.40%, 8/1/2026	225,000	226,863
5.50%, 8/1/2033 (b)	318,000	318,916
6.00%, 10/15/2039	558,000	568,725
Sierra Pacific Power Co. 5.90%, 3/15/2054	200,000	200,558
Southern California Edison Co.:
2.25%, 6/1/2030	504,500	438,002
Series G, 2.50%, 6/1/2031	145,000	124,032
2.75%, 2/1/2032	130,000	110,977
3.45%, 2/1/2052	200,000	135,406
3.65%, 2/1/2050	529,000	378,547
Series H, 3.65%, 6/1/2051	325,000	230,201
Series 2013-A, 3.90%, 3/15/2043	428,000	336,750
4.00%, 4/1/2047	638,000	491,356
4.05%, 3/15/2042	309,000	250,074
Series C, 4.13%, 3/1/2048	396,000	308,951
4.40%, 9/6/2026	500,000	498,060
4.50%, 9/1/2040	590,000	516,220
4.65%, 10/1/2043	373,000	322,082
Series D, 4.70%, 6/1/2027	194,000	194,060
4.88%, 2/1/2027	510,000	511,714
Series B, 4.88%, 3/1/2049	200,000	174,332
5.15%, 6/1/2029	200,000	201,218
5.35%, 3/1/2026	200,000	201,382
Series 2005-E, 5.35%, 7/15/2035	210,000	208,263
Series 2006-E, 5.55%, 1/15/2037	118,000	117,147
Series 2006-A, 5.63%, 2/1/2036	230,000	229,584
5.65%, 10/1/2028	255,000	261,051
Series 2004-G, 5.75%, 4/1/2035	280,000	286,236
Security Description	Principal Amount	Value
5.85%, 11/1/2027	$356,000	$365,964
5.88%, 12/1/2053 (b)	210,000	209,229
5.95%, 11/1/2032	202,000	210,654
Southern Co.:
Series 21-B, 1.75%, 3/15/2028	250,000	226,805
3.25%, 7/1/2026	662,000	648,601
Series A, 3.70%, 4/30/2030	300,000	281,523
4.40%, 7/1/2046	593,000	490,891
4.85%, 6/15/2028 (b)	500,000	500,520
4.85%, 3/15/2035	250,000	238,725
5.11%, 8/1/2027	122,000	122,991
5.20%, 6/15/2033	490,000	484,659
5.70%, 10/15/2032 (b)	255,000	262,125
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	305,000	293,508
Series K, 2.75%, 10/1/2026	391,000	377,041
Series L, 3.85%, 2/1/2048	285,000	205,191
5.30%, 4/1/2033	211,000	208,751
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050 (b)	225,000	145,829
3.40%, 8/15/2046 (b)	195,000	136,053
4.50%, 8/15/2041	200,000	171,512
6.00%, 6/1/2054	380,000	384,549
System Energy Resources, Inc. 5.30%, 12/15/2034	35,000	34,324
Tampa Electric Co.:
2.40%, 3/15/2031 (b)	271,000	231,626
3.45%, 3/15/2051	150,000	102,174
4.30%, 6/15/2048 (b)	200,000	160,438
Toledo Edison Co. 6.15%, 5/15/2037	189,000	199,019
Tucson Electric Power Co.:
1.50%, 8/1/2030	473,000	390,764
3.25%, 5/1/2051	10,000	6,561
4.00%, 6/15/2050	240,000	181,270
5.20%, 9/15/2034	145,000	142,175
Union Electric Co.:
2.15%, 3/15/2032	217,000	178,005
2.63%, 3/15/2051	200,000	118,134
2.95%, 6/15/2027 (b)	350,000	336,227
3.90%, 9/15/2042	335,000	267,806
5.13%, 3/15/2055	145,000	132,891
5.25%, 1/15/2054 (b)	390,000	363,964
8.45%, 3/15/2039	450,000	570,046
Virginia Electric & Power Co.:
2.30%, 11/15/2031	345,000	288,565
2.40%, 3/30/2032 (b)	267,000	223,175
3.30%, 12/1/2049	826,000	559,846
Series B, 3.75%, 5/15/2027	523,000	512,038
Series A, 3.80%, 4/1/2028 (b)	150,000	145,506

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series C, 4.00%, 11/15/2046	$200,000	$155,104
Series B, 4.20%, 5/15/2045	295,000	237,746
4.45%, 2/15/2044	367,000	311,220
Series C, 4.63%, 5/15/2052	236,000	198,679
Series D, 4.65%, 8/15/2043	433,000	379,754
5.00%, 4/1/2033 (b)	200,000	195,756
5.05%, 8/15/2034 (b)	105,000	102,476
5.30%, 8/15/2033	744,000	741,195
5.35%, 1/15/2054	143,000	134,620
5.45%, 4/1/2053	349,000	332,464
5.55%, 8/15/2054	285,000	276,131
5.70%, 8/15/2053	125,000	123,559
Series B, 6.00%, 1/15/2036	294,000	304,666
8.88%, 11/15/2038	306,000	397,142
Virginia Power Fuel Securitization LLC:
Series A-2, 4.88%, 5/1/2033	175,000	174,839
Series A-1, 5.09%, 5/1/2029	255,496	256,245
WEC Energy Group, Inc.:
1.38%, 10/15/2027	370,000	337,540
2.20%, 12/15/2028 (b)	638,000	575,393
4.75%, 1/9/2026	239,000	239,072
4.75%, 1/15/2028 (b)	185,000	184,724
5.15%, 10/1/2027	550,000	555,747
Wisconsin Power & Light Co.:
3.00%, 7/1/2029	185,000	170,564
3.05%, 10/15/2027	141,000	134,879
3.65%, 4/1/2050	200,000	143,000
4.95%, 4/1/2033	250,000	243,105
Xcel Energy, Inc.:
2.60%, 12/1/2029	350,200	312,851
3.35%, 12/1/2026	188,000	183,234
3.40%, 6/1/2030	189,000	173,408
4.60%, 6/1/2032 (b)	464,000	441,839
5.50%, 3/15/2034 (b)	235,000	233,926
6.50%, 7/1/2036	5,000	5,340
		176,323,988
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
0.88%, 10/15/2026	583,000	547,647
1.80%, 10/15/2027	458,000	425,734
2.20%, 12/21/2031	262,000	220,067
2.80%, 12/21/2051	300,000	185,109
		1,378,557
ELECTRONICS — 0.2%
Allegion U.S. Holding Co., Inc.:
5.41%, 7/1/2032 (b)	200,000	201,888
5.60%, 5/29/2034	550,000	552,970
Amphenol Corp.:
2.20%, 9/15/2031	107,000	89,593
2.80%, 2/15/2030	491,000	444,164
4.35%, 6/1/2029	263,000	257,582
5.00%, 1/15/2035	185,000	180,608
Security Description	Principal Amount	Value
5.05%, 4/5/2027	$170,000	$171,499
5.05%, 4/5/2029	300,000	301,386
5.25%, 4/5/2034 (b)	200,000	200,804
5.38%, 11/15/2054	115,000	109,511
Arrow Electronics, Inc.:
3.88%, 1/12/2028	197,000	189,670
5.15%, 8/21/2029	160,000	159,227
5.88%, 4/10/2034 (b)	315,000	316,361
Avnet, Inc. 4.63%, 4/15/2026	181,000	179,936
Flex Ltd.:
3.75%, 2/1/2026	247,000	243,483
4.88%, 6/15/2029	282,000	276,436
5.25%, 1/15/2032	235,000	231,672
6.00%, 1/15/2028	70,000	71,394
Fortive Corp. 3.15%, 6/15/2026	341,000	333,307
Honeywell International, Inc.:
1.10%, 3/1/2027	191,000	177,798
1.75%, 9/1/2031	267,000	218,721
1.95%, 6/1/2030	343,000	295,594
2.50%, 11/1/2026	244,000	235,675
2.70%, 8/15/2029 (b)	244,000	223,677
4.50%, 1/15/2034	650,000	620,035
4.70%, 2/1/2030	200,000	199,038
4.88%, 9/1/2029 (b)	360,000	362,218
4.95%, 2/15/2028 (b)	280,000	283,172
4.95%, 9/1/2031	250,000	250,010
5.00%, 2/15/2033 (b)	764,000	759,890
5.00%, 3/1/2035	695,000	680,704
5.25%, 3/1/2054 (b)	400,000	375,388
5.35%, 3/1/2064	250,000	233,930
5.70%, 3/15/2036	250,000	259,012
5.70%, 3/15/2037	352,000	361,560
Hubbell, Inc.:
2.30%, 3/15/2031	219,000	185,986
3.35%, 3/1/2026	155,000	152,460
3.50%, 2/15/2028	100,000	95,951
Jabil, Inc.:
3.00%, 1/15/2031	200,000	176,074
3.60%, 1/15/2030	355,000	327,541
Keysight Technologies, Inc.:
3.00%, 10/30/2029	150,000	136,803
4.60%, 4/6/2027	270,000	268,742
4.95%, 10/15/2034 (b)	85,000	81,781
TD SYNNEX Corp.:
1.75%, 8/9/2026	101,000	95,885
2.38%, 8/9/2028	140,000	126,959
2.65%, 8/9/2031	200,000	168,280
Trimble, Inc.:
4.90%, 6/15/2028	272,000	271,758
6.10%, 3/15/2033	465,000	483,279
Tyco Electronics Group SA:
3.13%, 8/15/2027	277,000	266,430
3.70%, 2/15/2026	265,000	262,281

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 2/13/2026	$241,000	$240,995
4.63%, 2/1/2030	522,000	516,785
Vontier Corp.:
1.80%, 4/1/2026	200,000	191,956
2.40%, 4/1/2028	367,000	333,019
2.95%, 4/1/2031	200,000	171,634
		14,602,512
ENGINEERING & CONSTRUCTION — 0.0% (a)
Jacobs Engineering Group, Inc.:
5.90%, 3/1/2033 (b)	150,000	151,964
6.35%, 8/18/2028	400,000	416,120
MasTec, Inc. 5.90%, 6/15/2029	335,000	340,688
Ste Transcore Holdings, Inc. Series GMTN, 4.13%, 5/23/2026	200,000	198,480
		1,107,252
ENTERTAINMENT — 0.1%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	1,844,000	1,776,712
4.05%, 3/15/2029	870,000	809,370
4.28%, 3/15/2032 (b)	1,561,000	1,375,288
5.05%, 3/15/2042	1,451,000	1,164,544
5.14%, 3/15/2052	400,000	297,800
		5,423,714
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	432,000	350,477
1.75%, 2/15/2032	126,000	101,261
2.90%, 7/1/2026 (b)	133,000	130,011
3.05%, 3/1/2050 (b)	221,000	148,936
3.38%, 11/15/2027	524,500	507,218
3.95%, 5/15/2028	283,000	275,693
5.00%, 12/15/2033	125,000	123,024
5.00%, 4/1/2034	180,000	175,669
5.20%, 11/15/2034	400,000	396,136
Veralto Corp.:
5.45%, 9/18/2033	400,000	401,436
5.50%, 9/18/2026	200,000	202,364
Waste Connections, Inc.:
2.60%, 2/1/2030	222,000	198,539
2.95%, 1/15/2052 (b)	229,000	142,800
3.05%, 4/1/2050 (b)	186,000	120,024
3.20%, 6/1/2032	165,000	144,588
3.50%, 5/1/2029	244,000	230,712
4.25%, 12/1/2028	361,000	353,358
5.00%, 3/1/2034	260,000	253,718
Waste Management, Inc.:
1.15%, 3/15/2028 (b)	214,000	191,511
1.50%, 3/15/2031	329,000	267,671
2.00%, 6/1/2029	304,000	270,289
2.50%, 11/15/2050	165,000	95,939
2.95%, 6/1/2041	145,000	105,150
Security Description	Principal Amount	Value
3.15%, 11/15/2027 (b)	$257,000	$247,208
4.15%, 4/15/2032	460,000	434,415
4.50%, 3/15/2028	500,000	497,215
4.63%, 2/15/2030	370,000	366,082
4.63%, 2/15/2033 (b)	224,000	217,685
4.65%, 3/15/2030	500,000	493,780
4.80%, 3/15/2032 (b)	500,000	491,415
4.88%, 2/15/2034 (b)	500,000	490,335
4.95%, 3/15/2035	335,000	325,999
5.35%, 10/15/2054	250,000	240,138
		8,990,796
FOOD — 0.4%
Campbell's Co.:
2.38%, 4/24/2030 (b)	100,000	87,576
4.15%, 3/15/2028	228,000	222,446
4.75%, 3/23/2035 (b)	415,000	391,528
4.80%, 3/15/2048 (b)	671,000	578,670
5.25%, 10/13/2054	320,000	289,907
Conagra Brands, Inc.:
4.85%, 11/1/2028 (b)	356,000	354,046
5.30%, 10/1/2026	200,000	201,984
5.30%, 11/1/2038 (b)	377,000	354,829
7.00%, 10/1/2028	582,000	616,914
Flowers Foods, Inc.:
2.40%, 3/15/2031	110,000	93,150
3.50%, 10/1/2026	200,000	195,260
General Mills, Inc.:
2.25%, 10/14/2031 (b)	388,000	324,174
2.88%, 4/15/2030 (b)	940,000	845,370
3.00%, 2/1/2051 (b)	200,000	126,324
4.15%, 2/15/2043	200,000	163,390
4.70%, 1/30/2027	200,000	199,932
4.88%, 1/30/2030	355,000	352,767
5.25%, 1/30/2035 (b)	500,000	492,320
5.40%, 6/15/2040	300,000	289,851
Hershey Co.:
1.70%, 6/1/2030	239,000	203,454
3.13%, 11/15/2049	389,000	259,035
3.38%, 8/15/2046	129,000	93,045
4.25%, 5/4/2028 (b)	232,000	229,768
Hormel Foods Corp.:
1.70%, 6/3/2028	320,000	289,914
1.80%, 6/11/2030 (b)	200,000	170,516
3.05%, 6/3/2051	350,000	227,332
4.80%, 3/30/2027	200,000	200,962
Ingredion, Inc.:
2.90%, 6/1/2030	355,000	318,708
3.90%, 6/1/2050	125,000	92,192
J.M. Smucker Co.:
2.38%, 3/15/2030 (b)	333,000	294,006
3.38%, 12/15/2027 (b)	210,000	203,448
4.25%, 3/15/2035	411,000	372,399
6.20%, 11/15/2033 (b)	450,000	474,970
6.50%, 11/15/2043 (b)	260,000	277,176
6.50%, 11/15/2053 (b)	200,000	214,802

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
2.50%, 1/15/2027	$200,000	$189,942
3.63%, 1/15/2032 (b)	290,000	255,597
4.38%, 2/2/2052	445,000	332,998
5.13%, 2/1/2028	400,000	398,000
5.50%, 1/15/2030	200,000	199,768
5.75%, 4/1/2033	266,000	265,090
6.75%, 3/15/2034	576,000	609,765
7.25%, 11/15/2053	1,000,000	1,101,910
Kellanova:
2.10%, 6/1/2030 (b)	196,000	170,445
3.25%, 4/1/2026 (b)	303,000	297,973
3.40%, 11/15/2027	546,000	526,770
4.50%, 4/1/2046	203,000	170,766
5.75%, 5/16/2054	300,000	299,340
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	166,000	163,233
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	1,493,000	1,457,198
3.75%, 4/1/2030 (b)	336,000	317,426
4.25%, 3/1/2031 (b)	379,000	362,044
4.38%, 6/1/2046	719,000	581,319
4.63%, 10/1/2039	469,000	418,911
4.88%, 10/1/2049	785,000	672,627
5.00%, 6/4/2042 (b)	534,000	480,370
6.75%, 3/15/2032	176,000	190,347
Kroger Co.:
1.70%, 1/15/2031 (b)	247,000	203,488
2.20%, 5/1/2030 (b)	571,000	495,205
2.65%, 10/15/2026	318,000	306,810
3.70%, 8/1/2027	353,000	344,461
3.88%, 10/15/2046	536,000	401,384
3.95%, 1/15/2050	300,000	225,201
4.45%, 2/1/2047	550,400	452,946
5.00%, 9/15/2034 (b)	403,000	390,563
5.40%, 1/15/2049	197,000	184,873
5.50%, 9/15/2054	180,000	169,373
5.65%, 9/15/2064	330,000	310,639
6.90%, 4/15/2038	280,000	308,440
McCormick & Co., Inc.:
0.90%, 2/15/2026	200,000	191,652
2.50%, 4/15/2030	830,000	733,297
4.20%, 8/15/2047	200,000	162,176
4.70%, 10/15/2034	265,000	249,474
Mondelez International, Inc.:
1.50%, 2/4/2031 (b)	146,000	118,921
2.63%, 9/4/2050 (b)	479,000	280,028
2.75%, 4/13/2030	322,000	288,174
3.00%, 3/17/2032	100,000	86,796
4.75%, 2/20/2029 (b)	500,000	498,280
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	273,000	235,351
4.25%, 4/15/2031	300,000	275,880
Security Description	Principal Amount	Value
6.25%, 7/1/2033	$556,000	$567,209
6.88%, 5/15/2034	200,000	213,004
Sysco Corp.:
2.40%, 2/15/2030 (b)	287,000	253,246
3.15%, 12/14/2051 (b)	200,000	129,138
3.25%, 7/15/2027	299,000	288,436
3.30%, 7/15/2026 (b)	303,000	296,801
4.50%, 4/1/2046	178,000	147,509
5.75%, 1/17/2029	473,000	487,020
5.95%, 4/1/2030	347,000	361,324
6.60%, 4/1/2050	297,078	326,171
Tyson Foods, Inc.:
3.55%, 6/2/2027	660,000	640,464
4.00%, 3/1/2026	436,000	432,713
4.35%, 3/1/2029	289,000	280,841
4.55%, 6/2/2047 (b)	419,000	344,326
5.40%, 3/15/2029	295,000	298,333
5.70%, 3/15/2034 (b)	105,000	106,249
		31,650,200
FOREST PRODUCTS & PAPER — 0.1%
Georgia-Pacific LLC:
7.75%, 11/15/2029	208,000	233,447
8.88%, 5/15/2031	200,000	242,128
International Paper Co.:
4.35%, 8/15/2048	284,000	229,086
4.80%, 6/15/2044	325,000	285,951
5.00%, 9/15/2035 (b)	150,000	146,559
5.15%, 5/15/2046	563,000	508,665
6.00%, 11/15/2041	449,000	457,679
Suzano Austria GmbH:
3.13%, 1/15/2032	298,000	246,720
3.75%, 1/15/2031	916,500	809,169
6.00%, 1/15/2029 (b)	500,000	501,525
Suzano International Finance BV 5.50%, 1/17/2027	201,000	201,251
		3,862,180
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	149,000	122,222
2.63%, 9/15/2029 (b)	320,000	291,507
2.85%, 2/15/2052	223,000	135,861
3.00%, 6/15/2027	256,000	246,500
3.38%, 9/15/2049	461,000	316,841
4.13%, 10/15/2044	150,000	122,212
4.13%, 3/15/2049	303,000	238,231
5.00%, 12/15/2054	90,000	80,986
5.75%, 10/15/2052	300,000	300,876
5.90%, 11/15/2033	105,000	109,953
6.20%, 11/15/2053	200,000	213,422
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	561,000	470,112
4.10%, 9/1/2047	200,000	156,054

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 7/1/2032	$350,000	$331,719
5.25%, 3/1/2028 (b)	550,000	555,269
National Fuel Gas Co. 2.95%, 3/1/2031	221,000	190,380
NiSource, Inc.:
1.70%, 2/15/2031	375,000	306,780
3.49%, 5/15/2027	469,000	456,192
4.38%, 5/15/2047	489,000	399,440
4.80%, 2/15/2044 (b)	380,000	335,259
5.00%, 6/15/2052	519,000	459,689
5.20%, 7/1/2029	175,000	176,263
5.25%, 3/30/2028	472,000	475,899
5.40%, 6/30/2033	179,000	178,687
5.65%, 2/1/2045	211,000	206,088
ONE Gas, Inc. 5.10%, 4/1/2029	527,000	530,684
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	281,000	239,923
5.05%, 5/15/2052	210,000	184,246
5.10%, 2/15/2035	325,000	315,198
5.40%, 6/15/2033	150,000	150,042
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030 (b)	485,000	434,414
3.75%, 9/15/2042	350,000	273,224
Series VV, 4.30%, 1/15/2049	530,000	429,406
5.05%, 9/1/2034	95,000	93,520
5.75%, 6/1/2053	687,000	683,654
6.35%, 11/15/2052	679,000	730,421
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	146,000	120,196
3.95%, 10/1/2046	290,000	223,834
4.40%, 5/30/2047	598,000	490,988
4.95%, 9/15/2034	250,000	241,940
5.75%, 9/15/2033	315,000	322,944
Southwest Gas Corp.:
3.18%, 8/15/2051	130,000	81,949
4.05%, 3/15/2032	200,000	185,704
5.45%, 3/23/2028	281,000	284,220
Spire Missouri, Inc. Series 2034, 5.15%, 8/15/2034	315,000	312,307
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	360,000	258,458
Series K, 3.80%, 9/15/2046	125,000	93,929
		13,557,643
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 2.80%, 3/1/2031	116,000	99,647
Security Description	Principal Amount	Value
Regal Rexnord Corp.:
6.05%, 2/15/2026	$460,000	$464,214
6.05%, 4/15/2028	400,000	407,080
6.40%, 4/15/2033	431,000	445,055
Snap-on, Inc. 4.10%, 3/1/2048	200,000	160,162
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	504,000	437,029
2.75%, 11/15/2050 (b)	446,000	256,383
3.40%, 3/1/2026	481,000	473,039
5.20%, 9/1/2040	137,000	129,072
		2,871,681
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.15%, 1/30/2028 (b)	233,000	211,035
1.40%, 6/30/2030 (b)	200,000	169,028
3.75%, 11/30/2026	434,000	428,857
4.75%, 11/30/2036	515,000	497,263
4.75%, 4/15/2043 (b)	275,000	258,107
4.90%, 11/30/2046	937,000	873,865
6.15%, 11/30/2037	344,000	374,265
Agilent Technologies, Inc.:
2.10%, 6/4/2030	333,000	285,900
2.30%, 3/12/2031	351,000	297,838
4.75%, 9/9/2034 (b)	250,000	238,108
Baxter International, Inc.:
1.92%, 2/1/2027	757,000	713,684
2.27%, 12/1/2028	375,000	338,093
2.54%, 2/1/2032 (b)	420,000	350,099
3.13%, 12/1/2051	476,000	295,220
Boston Scientific Corp.:
2.65%, 6/1/2030	357,000	318,794
4.55%, 3/1/2039	361,000	330,275
4.70%, 3/1/2049 (b)	266,000	234,367
Danaher Corp.:
2.80%, 12/10/2051	481,000	296,522
4.38%, 9/15/2045	250,000	213,735
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (b)	238,000	210,280
DH Europe Finance II SARL:
2.60%, 11/15/2029 (b)	142,000	128,439
3.25%, 11/15/2039 (b)	793,000	617,810
GE HealthCare Technologies, Inc.:
4.80%, 8/14/2029	115,000	113,918
5.65%, 11/15/2027	477,000	488,896
5.86%, 3/15/2030 (b)	351,000	363,622
5.91%, 11/22/2032 (b)	530,000	551,152
6.38%, 11/22/2052 (b)	401,000	431,380
Koninklijke Philips NV 6.88%, 3/11/2038	246,000	265,050
Medtronic Global Holdings SCA:
4.25%, 3/30/2028 (b)	350,000	345,674
4.50%, 3/30/2033	625,000	597,387

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Medtronic, Inc.:
4.38%, 3/15/2035	$812,000	$761,437
4.63%, 3/15/2045 (b)	419,000	372,646
Revvity, Inc.:
1.90%, 9/15/2028	155,000	138,798
2.25%, 9/15/2031	296,000	244,002
3.30%, 9/15/2029 (b)	323,000	298,168
Smith & Nephew PLC:
2.03%, 10/14/2030	375,000	314,456
5.40%, 3/20/2034	135,000	133,970
Solventum Corp.:
5.40%, 3/1/2029 (f)	550,000	551,661
5.45%, 2/25/2027 (f)	225,000	227,005
5.45%, 3/13/2031 (f)	520,000	519,802
5.60%, 3/23/2034 (f)	500,000	497,430
5.90%, 4/30/2054 (b) (f)	290,000	283,104
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051 (b)	180,000	126,900
Stryker Corp.:
1.95%, 6/15/2030	158,000	135,815
3.38%, 11/1/2025	396	392
3.50%, 3/15/2026	479,000	472,596
4.10%, 4/1/2043	200,000	164,018
4.25%, 9/11/2029	250,000	243,213
4.38%, 5/15/2044	380,000	319,854
4.63%, 3/15/2046 (b)	292,000	253,622
4.85%, 12/8/2028	200,000	200,560
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028 (b)	233,000	209,537
2.00%, 10/15/2031 (b)	270,000	224,627
2.60%, 10/1/2029	220,000	199,995
2.80%, 10/15/2041	366,000	257,444
4.10%, 8/15/2047	135,000	109,507
4.80%, 11/21/2027	200,000	201,410
4.95%, 11/21/2032 (b)	125,000	124,055
5.00%, 1/31/2029 (b)	200,000	201,708
5.09%, 8/10/2033 (b)	816,000	811,177
5.20%, 1/31/2034 (b)	270,000	270,932
5.30%, 2/1/2044	125,000	119,510
5.40%, 8/10/2043 (b)	160,000	157,250
Zimmer Biomet Holdings, Inc.:
3.05%, 1/15/2026	101,000	99,354
5.20%, 9/15/2034 (b)	700,000	686,511
		20,771,129
HEALTH CARE SERVICES — 0.9%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	100,000	61,913
Adventist Health System 5.76%, 12/1/2034	150,000	151,170
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030	200,000	174,222
3.39%, 10/15/2049	139,000	98,764
Security Description	Principal Amount	Value
3.83%, 8/15/2028	$250,000	$242,405
4.27%, 8/15/2048	250,000	203,892
Aetna, Inc.:
4.50%, 5/15/2042	331,000	268,726
4.75%, 3/15/2044	150,000	123,884
6.63%, 6/15/2036	344,000	361,166
AHS Hospital Corp.:
Series 2021, 2.78%, 7/1/2051	300,000	185,409
5.02%, 7/1/2045	220,000	205,190
Allina Health System Series 2021, 2.90%, 11/15/2051	200,000	125,052
Ascension Health:
Series B, 2.53%, 11/15/2029	137,000	123,130
Series B, 3.11%, 11/15/2039 (b)	213,000	160,515
3.95%, 11/15/2046	536,000	427,717
4.85%, 11/15/2053	200,000	178,788
Banner Health:
2.91%, 1/1/2051	177,000	112,804
Series 2020, 3.18%, 1/1/2050	150,000	101,580
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	250,000	175,150
Baylor Scott & White Holdings:
Series 2021, 2.84%, 11/15/2050 (b)	325,000	206,121
4.19%, 11/15/2045	100,000	83,452
Bon Secours Mercy Health, Inc.:
Series 20-2, 2.10%, 6/1/2031	200,000	166,676
Series 20-2, 3.21%, 6/1/2050 (b)	200,000	133,478
3.46%, 6/1/2030	212,000	198,538
Centene Corp.:
2.45%, 7/15/2028	310,000	279,353
2.50%, 3/1/2031	577,000	476,389
2.63%, 8/1/2031	200,000	164,666
3.00%, 10/15/2030	515,000	444,357
3.38%, 2/15/2030	751,000	669,036
4.25%, 12/15/2027	1,138,000	1,101,652
4.63%, 12/15/2029	1,331,000	1,258,407
Children's Health System of Texas 2.51%, 8/15/2050	200,000	118,296
Children's Hospital Series 2020, 2.93%, 7/15/2050	238,000	149,274
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	200,000	124,028

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Cigna Group:
1.25%, 3/15/2026	$189,000	$181,351
2.38%, 3/15/2031	573,000	485,165
2.40%, 3/15/2030	753,000	658,333
3.40%, 3/1/2027	200,000	194,454
3.40%, 3/15/2050	213,000	139,967
3.40%, 3/15/2051	549,000	358,212
3.88%, 10/15/2047	665,000	484,260
4.38%, 10/15/2028	807,000	790,884
4.50%, 2/25/2026	428,000	426,981
4.80%, 8/15/2038	775,000	702,793
4.80%, 7/15/2046	320,000	272,858
4.90%, 12/15/2048 (b)	145,000	123,502
5.00%, 5/15/2029	520,000	519,683
5.25%, 2/15/2034	500,000	490,375
5.40%, 3/15/2033	405,000	404,324
5.60%, 2/15/2054	263,000	246,607
5.69%, 3/15/2026	300,000	299,775
Cigna Holding Co. 5.38%, 2/15/2042	115,000	106,666
City of Hope Series 2013, 5.62%, 11/15/2043	135,000	128,512
Cleveland Clinic Foundation 4.86%, 1/1/2114 (b)	200,000	169,552
CommonSpirit Health:
2.78%, 10/1/2030	200,000	177,080
3.35%, 10/1/2029 (b)	375,000	349,440
AGM, 3.82%, 10/1/2049	200,000	148,448
3.91%, 10/1/2050	467,000	344,791
4.19%, 10/1/2049	350,000	274,092
4.35%, 11/1/2042	200,000	167,090
5.32%, 12/1/2034	435,000	429,388
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050 (b)	485,000	309,163
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	200,000	143,084
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	200,000	139,910
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	186,000	140,824
Dignity Health 5.27%, 11/1/2064 (b)	739,000	663,511
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047 (b)	310,000	243,917
Elevance Health, Inc.:
1.50%, 3/15/2026	376,000	362,092
2.25%, 5/15/2030	266,000	230,843
2.55%, 3/15/2031	416,000	356,999
Security Description	Principal Amount	Value
2.88%, 9/15/2029 (b)	$503,000	$457,458
3.13%, 5/15/2050	599,000	381,827
3.60%, 3/15/2051	200,000	138,616
3.65%, 12/1/2027	200,000	194,560
3.70%, 9/15/2049	352,000	250,283
4.10%, 3/1/2028 (b)	367,700	359,482
4.50%, 10/30/2026	70,000	69,858
4.55%, 3/1/2048	437,000	358,458
4.55%, 5/15/2052	324,000	260,454
4.63%, 5/15/2042	181,000	156,337
4.65%, 1/15/2043	200,000	173,710
4.65%, 8/15/2044	429,000	367,687
4.75%, 2/15/2030 (b)	245,000	242,043
4.90%, 2/8/2026	260,000	259,802
4.95%, 11/1/2031 (b)	145,000	142,642
5.10%, 1/15/2044	517,000	469,519
5.13%, 2/15/2053 (b)	222,000	196,756
5.20%, 2/15/2035	455,000	444,517
5.38%, 6/15/2034 (b)	350,000	346,703
5.50%, 10/15/2032 (b)	674,000	680,214
5.70%, 2/15/2055	615,000	593,075
5.85%, 11/1/2064	210,000	202,810
6.38%, 6/15/2037	227,000	239,224
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	400,000	305,588
Hackensack Meridian Health, Inc. 4.21%, 7/1/2048 (b)	530,000	432,740
Hartford HealthCare Corp. 3.45%, 7/1/2054	150,000	104,120
HCA, Inc.:
2.38%, 7/15/2031	119,000	98,774
3.13%, 3/15/2027 (b)	365,000	351,287
3.50%, 9/1/2030	960,000	871,661
3.50%, 7/15/2051	427,000	276,440
3.63%, 3/15/2032 (b)	703,000	619,167
4.13%, 6/15/2029	574,000	547,935
4.50%, 2/15/2027	500,700	495,923
4.63%, 3/15/2052 (b)	371,000	289,859
5.13%, 6/15/2039	512,000	466,821
5.20%, 6/1/2028 (b)	400,000	401,008
5.25%, 6/15/2026	480,700	481,825
5.25%, 6/15/2049	978,000	847,261
5.38%, 9/1/2026	199,000	199,796
5.45%, 4/1/2031	190,000	189,614
5.45%, 9/15/2034	65,000	63,372
5.50%, 6/1/2033 (b)	200,000	197,556
5.50%, 6/15/2047	839,000	761,602
5.60%, 4/1/2034	200,000	197,028
5.63%, 9/1/2028	528,000	534,785
5.88%, 2/1/2029	350,000	357,052
5.90%, 6/1/2053	375,000	353,070
5.95%, 9/15/2054 (b)	365,000	347,035
6.00%, 4/1/2054	435,000	414,886
6.10%, 4/1/2064	250,000	238,937

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	$75,000	$56,399
Humana, Inc.:
1.35%, 2/3/2027	361,000	335,542
2.15%, 2/3/2032	585,000	466,099
3.70%, 3/23/2029	311,000	293,432
4.63%, 12/1/2042	200,000	164,800
4.80%, 3/15/2047	235,000	191,845
4.88%, 4/1/2030	150,000	146,843
5.38%, 4/15/2031	385,000	381,820
5.50%, 3/15/2053	340,000	303,491
5.75%, 3/1/2028	270,000	274,992
5.75%, 12/1/2028 (b)	200,000	203,612
5.88%, 3/1/2033	200,000	200,646
Icon Investments Six DAC 6.00%, 5/8/2034	200,000	202,058
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	407,000	321,965
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	111,000	80,095
IQVIA, Inc.:
5.70%, 5/15/2028	300,000	303,723
6.25%, 2/1/2029	335,000	346,045
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	305,000	240,837
Kaiser Foundation Hospitals:
Series 2021, 3.00%, 6/1/2051	575,000	373,894
Series 2019, 3.27%, 11/1/2049	555,000	384,537
4.15%, 5/1/2047	692,000	564,873
4.88%, 4/1/2042	400,000	370,116
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	229,000	218,958
2.70%, 6/1/2031	234,000	201,043
4.35%, 4/1/2030	350,000	337,501
4.55%, 4/1/2032 (b)	250,000	239,105
4.70%, 2/1/2045 (b)	205,000	176,103
4.80%, 10/1/2034	458,000	433,914
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049 (b)	300,000	205,758
Series 2020, 3.34%, 7/1/2060	175,000	114,454
Mayo Clinic Series 2021, 3.20%, 11/15/2061	275,000	177,950
Memorial Health Services 3.45%, 11/1/2049	372,000	264,641
Security Description	Principal Amount	Value
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	$200,000	$130,772
4.13%, 7/1/2052 (b)	474,000	383,566
Series 2015, 4.20%, 7/1/2055	595,000	478,814
5.00%, 7/1/2042	190,000	179,896
Methodist Hospital Series 20A, 2.71%, 12/1/2050	196,000	120,687
Montefiore Obligated Group Series 18-C, 5.25%, 11/1/2048	450,000	387,229
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	200,000	147,846
Mount Sinai Hospital:
Series 2020, 3.39%, 7/1/2050	150,000	90,000
Series 2019, 3.74%, 7/1/2049	215,000	141,599
Series 2017, 3.98%, 7/1/2048	200,000	144,342
New York & Presbyterian Hospital:
Series 2019, 3.95%, 8/1/2119 (b)	200,000	136,186
4.06%, 8/1/2056	200,000	157,354
Northwell Healthcare, Inc.:
3.98%, 11/1/2046 (b)	200,000	152,028
4.26%, 11/1/2047	436,000	349,096
Novant Health, Inc. 3.17%, 11/1/2051	300,000	198,168
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055	210,000	140,870
4.78%, 7/1/2044	328,000	295,344
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	150,000	115,919
Orlando Health Obligated Group:
3.33%, 10/1/2050	350,000	244,044
4.09%, 10/1/2048	200,000	159,200
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	251,000	215,057
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	200,000	124,070
Presbyterian Healthcare Services 4.88%, 8/1/2052	200,000	180,942

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Providence St. Joseph Health Obligated Group:
Series I, 3.74%, 10/1/2047	$215,000	$158,266
Series A, 3.93%, 10/1/2048	634,000	478,011
5.40%, 10/1/2033	86,000	85,901
Quest Diagnostics, Inc.:
2.80%, 6/30/2031 (b)	251,000	217,948
2.95%, 6/30/2030 (b)	250,000	224,537
3.45%, 6/1/2026	217,000	213,385
4.20%, 6/30/2029	155,000	150,310
4.63%, 12/15/2029	250,000	245,940
5.00%, 12/15/2034	250,000	242,992
6.40%, 11/30/2033	195,000	208,898
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050 (b)	200,000	123,958
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	200,000	196,116
Stanford Health Care Series 2018, 3.80%, 11/15/2048 (b)	680,000	523,614
Summa Health AGM, 3.51%, 11/15/2051	150,000	109,181
Sutter Health:
Series 20A, 2.29%, 8/15/2030	225,000	195,790
Series 20A, 3.36%, 8/15/2050	278,000	194,998
Series 2018, 4.09%, 8/15/2048	312,000	251,709
Texas Health Resources 2.33%, 11/15/2050 (b)	129,000	73,317
Toledo Hospital AGM, 5.75%, 11/15/2038	380,000	375,056
Trinity Health Corp.:
Series 2021, 2.63%, 12/1/2040	115,000	79,797
4.13%, 12/1/2045	230,000	187,935
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	314,000	300,096
1.25%, 1/15/2026	348,000	336,554
2.00%, 5/15/2030	261,700	225,387
2.75%, 5/15/2040	325,000	228,858
2.88%, 8/15/2029	557,000	512,067
2.90%, 5/15/2050	246,000	152,736
2.95%, 10/15/2027	439,000	420,259
3.05%, 5/15/2041	550,000	397,721
3.13%, 5/15/2060	200,000	119,058
3.25%, 5/15/2051	642,000	423,373
3.38%, 4/15/2027 (b)	567,000	552,366
3.45%, 1/15/2027 (b)	750,400	734,762
3.50%, 8/15/2039	741,600	588,089
3.75%, 10/15/2047	414,000	308,099
3.85%, 6/15/2028 (b)	626,000	608,522
3.88%, 12/15/2028 (b)	312,000	301,751
3.88%, 8/15/2059	401,000	284,654
Security Description	Principal Amount	Value
3.95%, 10/15/2042	$254,000	$203,815
4.00%, 5/15/2029	400,000	386,444
4.20%, 5/15/2032	200,000	188,440
4.20%, 1/15/2047	193,000	155,655
4.25%, 4/15/2047	352,000	285,057
4.25%, 6/15/2048	250,000	200,667
4.45%, 12/15/2048	400,000	329,496
4.50%, 4/15/2033	750,000	711,645
4.60%, 4/15/2027 (b)	500,000	500,465
4.63%, 7/15/2035 (b)	501,000	473,104
4.63%, 11/15/2041	200,000	176,118
4.70%, 4/15/2029	404,000	402,218
4.75%, 7/15/2026	150,000	150,515
4.75%, 5/15/2052	558,000	478,781
4.80%, 1/15/2030	500,000	497,650
4.90%, 4/15/2031	500,000	497,365
4.95%, 1/15/2032	350,000	345,807
4.95%, 5/15/2062	100,000	86,240
5.00%, 4/15/2034	354,000	345,323
5.05%, 4/15/2053	543,000	486,208
5.15%, 7/15/2034 (b)	450,000	443,740
5.20%, 4/15/2063	400,000	359,088
5.25%, 2/15/2028 (b)	359,000	364,586
5.30%, 2/15/2030	339,000	344,451
5.35%, 2/15/2033	646,000	650,037
5.38%, 4/15/2054 (b)	295,000	276,433
5.50%, 7/15/2044	400,000	388,108
5.50%, 4/15/2064	500,000	468,010
5.63%, 7/15/2054	450,000	437,674
5.70%, 10/15/2040	258,000	258,307
5.75%, 7/15/2064	245,000	238,233
5.88%, 2/15/2053	670,000	671,260
6.05%, 2/15/2063	1,043,000	1,064,621
6.50%, 6/15/2037	250,000	270,857
6.63%, 11/15/2037	221,000	243,001
6.88%, 2/15/2038 (b)	221,600	250,353
Universal Health Services, Inc.:
2.65%, 10/15/2030	315,000	270,777
4.63%, 10/15/2029	175,000	168,929
5.05%, 10/15/2034	175,000	163,390
WakeMed Series A, 3.29%, 10/1/2052 (b)	168,000	115,629
Willis-Knighton Medical Center Series 2021, 3.07%, 3/1/2051	220,000	137,249
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	265,000	153,279
		77,072,459
HOME BUILDERS — 0.0% (a)
DR Horton, Inc.:
1.30%, 10/15/2026	200,000	188,206
1.40%, 10/15/2027 (b)	290,000	265,060

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/15/2034 (b)	$105,000	$101,454
Lennar Corp.:
4.75%, 11/29/2027	458,000	456,658
5.25%, 6/1/2026	350,000	351,715
MDC Holdings, Inc. 6.00%, 1/15/2043	200,000	199,442
NVR, Inc. 3.00%, 5/15/2030	300,000	270,516
PulteGroup, Inc.:
5.00%, 1/15/2027	181,000	181,136
7.88%, 6/15/2032	220,000	250,910
Toll Brothers Finance Corp. 4.35%, 2/15/2028	280,000	273,843
		2,538,940
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc.:
3.50%, 11/15/2027 (b)	352,000	332,492
4.40%, 3/15/2029	200,000	187,246
Whirlpool Corp.:
4.50%, 6/1/2046	250,000	192,850
4.70%, 5/14/2032 (b)	200,000	186,460
5.50%, 3/1/2033 (b)	215,000	209,958
		1,109,006
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
3.10%, 8/15/2027	500,000	483,780
Series MTN, 3.70%, 8/1/2047	200,000	153,504
Series MTN, 4.00%, 8/15/2045 (b)	230,000	191,758
4.60%, 3/1/2028 (b)	200,000	201,212
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (b)	290,000	240,845
2.38%, 12/1/2029 (b)	290,000	258,494
2.60%, 4/15/2030	450,000	399,393
3.13%, 12/1/2049	570,000	365,558
4.15%, 3/15/2047	342,000	269,845
4.38%, 5/15/2028 (b)	70,000	69,137
4.65%, 5/15/2033 (b)	300,000	286,515
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	761,000	738,901
3.63%, 3/24/2032 (b)	925,000	837,532
4.00%, 3/24/2052 (b)	261,000	201,502
Kenvue, Inc. 5.20%, 3/22/2063	529,000	487,532
Procter & Gamble Co.:
1.00%, 4/23/2026	253,000	242,642
1.20%, 10/29/2030 (b)	400,000	330,248
2.45%, 11/3/2026	534,000	516,399
2.80%, 3/25/2027 (b)	226,000	218,583
2.85%, 8/11/2027	153,000	147,305
3.00%, 3/25/2030	865,000	798,049
3.60%, 3/25/2050	232,000	178,106
3.95%, 1/26/2028 (b)	468,000	462,042
Security Description	Principal Amount	Value
4.05%, 1/26/2033 (b)	$258,000	$245,995
4.15%, 10/24/2029 (b)	190,000	187,627
4.35%, 1/29/2029 (b)	504,000	501,566
4.55%, 10/24/2034 (b)	250,000	244,235
Unilever Capital Corp.:
1.75%, 8/12/2031	289,000	239,095
2.00%, 7/28/2026	325,000	313,248
2.90%, 5/5/2027	451,000	435,265
3.50%, 3/22/2028 (b)	378,000	365,810
4.25%, 8/12/2027	100,000	99,399
4.63%, 8/12/2034	110,000	105,870
		10,816,992
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Avery Dennison Corp. 4.88%, 12/6/2028	230,000	229,338
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	100,000	76,929
5.00%, 6/15/2052	190,000	171,684
5.60%, 11/15/2032 (b)	130,000	133,860
Clorox Co.:
1.80%, 5/15/2030	955,000	812,609
4.60%, 5/1/2032 (b)	306,000	299,207
Kimberly-Clark Corp.:
1.05%, 9/15/2027	416,000	380,195
2.75%, 2/15/2026	171,000	167,689
2.88%, 2/7/2050 (b)	180,000	116,469
3.90%, 5/4/2047	257,000	200,987
3.95%, 11/1/2028	275,000	268,777
6.63%, 8/1/2037	200,000	225,532
		3,083,276
INSURANCE — 0.7%
Aflac, Inc.:
1.13%, 3/15/2026	655,000	628,433
4.00%, 10/15/2046	193,000	151,082
4.75%, 1/15/2049	428,000	375,476
Alleghany Corp.:
3.25%, 8/15/2051 (b)	540,000	363,393
3.63%, 5/15/2030	253,000	237,843
Allstate Corp.:
1.45%, 12/15/2030	404,000	328,412
3.28%, 12/15/2026	134,000	130,935
3.85%, 8/10/2049	293,000	219,908
5.05%, 6/24/2029	200,000	201,024
5.25%, 3/30/2033 (b)	390,000	388,916
American Financial Group, Inc. 4.50%, 6/15/2047	257,000	212,323
American International Group, Inc.:
3.40%, 6/30/2030 (b)	343,000	316,548
3.88%, 1/15/2035	125,000	111,091
3.90%, 4/1/2026	900	887
4.75%, 4/1/2048	300,000	266,007
5.13%, 3/27/2033 (b)	888,000	878,729

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
American National Group, Inc.:
5.00%, 6/15/2027	$250,000	$248,670
5.75%, 10/1/2029	225,000	225,565
Aon Corp.:
2.80%, 5/15/2030	717,000	638,123
3.75%, 5/2/2029	340,000	323,136
6.25%, 9/30/2040 (b)	200,000	207,310
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031	200,000	165,050
2.85%, 5/28/2027	170,000	162,529
2.90%, 8/23/2051	244,000	148,435
5.00%, 9/12/2032	335,000	329,600
Aon North America, Inc.:
5.13%, 3/1/2027	190,000	191,370
5.15%, 3/1/2029	500,000	501,770
5.30%, 3/1/2031	490,000	492,499
5.45%, 3/1/2034	500,000	499,720
5.75%, 3/1/2054	500,000	488,225
Arch Capital Finance LLC 4.01%, 12/15/2026	391,000	386,382
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	465,000	425,494
Arthur J Gallagher & Co.:
2.40%, 11/9/2031	160,000	133,827
3.05%, 3/9/2052	200,000	124,678
3.50%, 5/20/2051	530,000	365,138
4.60%, 12/15/2027	105,000	104,588
4.85%, 12/15/2029 (b)	165,000	164,221
5.00%, 2/15/2032	165,000	162,840
5.15%, 2/15/2035	280,000	272,936
5.45%, 7/15/2034	500,000	501,945
5.55%, 2/15/2055	260,000	249,642
6.50%, 2/15/2034 (b)	160,000	171,810
Assurant, Inc.:
3.70%, 2/22/2030	239,000	222,538
4.90%, 3/27/2028 (b)	175,000	174,524
Assured Guaranty U.S. Holdings, Inc. 6.13%, 9/15/2028	200,000	207,544
Athene Holding Ltd.:
3.95%, 5/25/2051 (b)	214,000	154,095
4.13%, 1/12/2028	515,000	502,305
5.88%, 1/15/2034 (b)	285,000	289,016
6.65%, 2/1/2033	433,000	459,985
AXIS Specialty Finance LLC 3.90%, 7/15/2029 (b)	200,000	189,990
AXIS Specialty Finance PLC 4.00%, 12/6/2027	139,000	135,490
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030 (b)	228,000	198,857
2.30%, 3/15/2027 (b)	500,000	478,375
2.50%, 1/15/2051	200,000	115,512
2.85%, 10/15/2050	766,000	479,753
2.88%, 3/15/2032	200,000	174,934
Security Description	Principal Amount	Value
3.85%, 3/15/2052	$791,000	$598,423
4.20%, 8/15/2048	642,000	529,451
4.25%, 1/15/2049	890,000	742,474
4.40%, 5/15/2042 (b)	125,000	113,401
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	554,000	545,585
4.50%, 2/11/2043 (b)	545,500	503,769
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	349,000	338,673
3.85%, 12/22/2051	200,000	129,710
4.70%, 6/22/2047 (b)	300,000	232,743
5.63%, 5/15/2030 (b)	389,000	397,192
Brown & Brown, Inc.:
2.38%, 3/15/2031 (b)	622,000	522,735
4.20%, 3/17/2032	200,000	184,544
5.65%, 6/11/2034	125,000	125,091
Chubb Corp.:
6.00%, 5/11/2037	211,400	224,471
Series 1, 6.50%, 5/15/2038	276,000	304,069
Chubb INA Holdings LLC:
2.85%, 12/15/2051 (b)	300,000	189,471
3.05%, 12/15/2061	300,000	181,686
3.35%, 5/3/2026 (b)	938,000	923,874
4.15%, 3/13/2043	105,000	87,797
4.35%, 11/3/2045	440,000	375,025
4.65%, 8/15/2029 (b)	100,000	99,605
5.00%, 3/15/2034 (b)	487,000	481,054
Cincinnati Financial Corp. 6.13%, 11/1/2034	242,000	251,784
CNA Financial Corp.:
2.05%, 8/15/2030	180,000	154,471
3.45%, 8/15/2027	181,000	174,978
3.90%, 5/1/2029	320,000	306,221
5.13%, 2/15/2034	105,000	103,080
CNO Financial Group, Inc. 5.25%, 5/30/2029	150,000	148,923
Corebridge Financial, Inc.:
3.65%, 4/5/2027	1,810,000	1,758,922
3.90%, 4/5/2032 (b)	230,000	209,408
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (b) (c)	200,000	205,282
Enstar Group Ltd. 3.10%, 9/1/2031	641,000	547,895
Equitable Holdings, Inc.:
4.35%, 4/20/2028	881,000	863,248
5.59%, 1/11/2033 (b)	200,000	202,020
Essent Group Ltd. 6.25%, 7/1/2029	250,000	255,333
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	202,000	124,983
3.50%, 10/15/2050	395,000	268,537
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034	155,000	150,635
7.40%, 1/13/2028	230,000	239,368

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	$160,000	$142,752
4.85%, 4/17/2028	365,000	362,485
6.00%, 12/7/2033	689,000	710,387
6.10%, 3/15/2055 (f)	300,000	296,232
6.35%, 3/22/2054 (b)	200,000	205,820
Fidelity National Financial, Inc.:
2.45%, 3/15/2031 (b)	200,000	168,740
3.20%, 9/17/2051	215,000	132,477
3.40%, 6/15/2030	256,000	232,294
First American Financial Corp.:
4.00%, 5/15/2030	262,000	244,223
5.45%, 9/30/2034	100,000	96,526
Globe Life, Inc.:
4.55%, 9/15/2028 (b)	200,000	197,386
4.80%, 6/15/2032	200,000	192,866
5.85%, 9/15/2034 (b)	200,000	200,740
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	391,000	336,409
Hartford Financial Services Group, Inc.:
2.90%, 9/15/2051 (b)	736,000	458,388
3.60%, 8/19/2049	150,000	109,331
4.30%, 4/15/2043	109,000	91,801
4.40%, 3/15/2048	240,000	200,386
Jackson Financial, Inc. 3.13%, 11/23/2031 (b)	200,000	170,574
Kemper Corp.:
2.40%, 9/30/2030 (b)	150,000	127,137
3.80%, 2/23/2032 (b)	245,000	215,664
Lincoln National Corp.:
3.05%, 1/15/2030 (b)	224,000	201,730
3.40%, 3/1/2032	514,000	450,387
3.80%, 3/1/2028 (b)	290,000	279,577
7.00%, 6/15/2040 (b)	300,000	327,906
Loews Corp.:
3.20%, 5/15/2030	129,000	118,735
3.75%, 4/1/2026	240,000	237,506
4.13%, 5/15/2043 (b)	348,000	288,335
Manulife Financial Corp.:
2.48%, 5/19/2027	100,000	95,141
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (b) (c)	690,000	673,336
4.15%, 3/4/2026	335,000	333,074
Markel Group, Inc.:
3.35%, 9/17/2029	235,000	218,519
4.15%, 9/17/2050 (b)	200,000	151,586
4.30%, 11/1/2047	200,000	156,150
5.00%, 4/5/2046	210,000	184,057
6.00%, 5/16/2054	205,000	203,624
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	308,000	265,548
2.38%, 12/15/2031	66,000	55,355
3.75%, 3/14/2026 (b)	394,000	390,320
4.20%, 3/1/2048	153,000	124,146
Security Description	Principal Amount	Value
4.35%, 1/30/2047	$304,000	$254,308
4.38%, 3/15/2029	393,000	386,048
4.65%, 3/15/2030	210,000	207,453
4.75%, 3/15/2039	156,000	144,601
4.85%, 11/15/2031 (b)	500,000	493,260
4.90%, 3/15/2049	621,000	556,515
5.00%, 3/15/2035	750,000	731,535
5.35%, 11/15/2044	500,000	485,590
5.40%, 9/15/2033 (b)	500,000	506,500
5.40%, 3/15/2055	415,000	398,533
5.75%, 11/1/2032	116,000	119,958
MetLife, Inc.:
4.05%, 3/1/2045	433,500	347,710
4.13%, 8/13/2042	367,000	305,304
4.55%, 3/23/2030 (b)	635,000	626,548
4.72%, 12/15/2044	388,000	343,205
4.88%, 11/13/2043	177,000	160,628
5.00%, 7/15/2052 (b)	689,000	623,221
5.25%, 1/15/2054 (b)	470,000	440,587
5.30%, 12/15/2034 (b)	70,000	69,819
5.38%, 7/15/2033 (b)	287,000	290,180
5.70%, 6/15/2035 (b)	325,000	334,418
5.88%, 2/6/2041	222,000	226,602
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	233,000	238,455
Old Republic International Corp.:
3.85%, 6/11/2051	215,000	151,162
3.88%, 8/26/2026	246,000	242,089
PartnerRe Finance B LLC 3.70%, 7/2/2029	166,000	156,848
Primerica, Inc. 2.80%, 11/19/2031	176,000	150,491
Principal Financial Group, Inc.:
3.70%, 5/15/2029	434,000	413,220
4.63%, 9/15/2042	180,000	158,305
5.38%, 3/15/2033 (b)	108,000	108,043
Progressive Corp.:
3.20%, 3/26/2030 (b)	709,000	654,903
3.70%, 3/15/2052	145,000	107,332
4.13%, 4/15/2047	223,000	179,664
4.20%, 3/15/2048	455,000	371,699
4.35%, 4/25/2044	238,000	202,093
Prudential Financial, Inc.:
Series MTN, 1.50%, 3/10/2026 (b)	129,000	124,470
Series MTN, 2.10%, 3/10/2030 (b)	200,000	176,352
Series MTN, 3.70%, 3/13/2051	434,000	313,752
3.91%, 12/7/2047 (b)	437,000	334,095
3.94%, 12/7/2049	1,505,000	1,138,532
Series MTN, 4.35%, 2/25/2050	244,000	198,467

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.42%, 3/27/2048	$517,000	$426,142
Series MTN, 4.60%, 5/15/2044	300,000	261,555
5 yr. CMT + 3.16%, 5.13%, 3/1/2052 (c)	117,000	111,118
Series MTN, 5.70%, 12/14/2036	750,000	769,177
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (c)	116,000	120,646
Prudential Funding Asia PLC 3.13%, 4/14/2030 (b)	500,000	453,295
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	341,000	307,742
3.90%, 5/15/2029 (b)	208,000	198,663
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	200,000	193,452
RenaissanceRe Holdings Ltd. 3.60%, 4/15/2029	200,000	188,214
Travelers Cos., Inc.:
3.05%, 6/8/2051	350,000	228,477
3.75%, 5/15/2046	100,000	76,334
4.00%, 5/30/2047	158,000	125,054
4.05%, 3/7/2048 (b)	485,000	387,534
4.10%, 3/4/2049	200,000	159,740
4.30%, 8/25/2045	169,000	141,085
5.35%, 11/1/2040	374,000	366,685
Series MTN, 6.25%, 6/15/2037	196,000	210,880
6.75%, 6/20/2036	354,000	393,910
Unum Group:
4.00%, 6/15/2029	150,000	143,859
4.13%, 6/15/2051	218,000	160,725
4.50%, 12/15/2049	129,000	102,650
6.00%, 6/15/2054 (b)	105,000	104,096
W.R. Berkley Corp.:
4.00%, 5/12/2050	250,000	189,455
4.75%, 8/1/2044	235,000	205,555
Willis North America, Inc.:
2.95%, 9/15/2029	148,000	134,732
3.88%, 9/15/2049	200,000	146,656
4.50%, 9/15/2028 (b)	429,500	421,992
4.65%, 6/15/2027	177,000	176,611
5.05%, 9/15/2048	200,000	176,068
5.90%, 3/5/2054	500,000	491,000
XL Group Ltd. 5.25%, 12/15/2043	265,000	245,271
		61,013,877
INTERNET — 0.4%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041 (b)	400,000	271,776
3.15%, 2/9/2051 (b)	363,000	234,839
3.25%, 2/9/2061 (b)	390,000	242,065
3.40%, 12/6/2027 (b)	325,000	313,488
Security Description	Principal Amount	Value
4.00%, 12/6/2037	$275,000	$234,949
4.20%, 12/6/2047 (b)	213,000	169,955
4.40%, 12/6/2057 (b)	399,000	317,345
4.50%, 11/28/2034 (b)	200,000	185,216
4.88%, 5/26/2030 (b) (f)	250,000	247,802
5.25%, 5/26/2035 (f)	355,000	347,982
5.63%, 11/26/2054 (b) (f)	950,000	924,065
Alphabet, Inc.:
0.80%, 8/15/2027 (b)	309,000	282,639
1.10%, 8/15/2030 (b)	628,500	522,774
1.90%, 8/15/2040	495,000	323,190
2.00%, 8/15/2026	813,000	783,090
2.05%, 8/15/2050 (b)	486,000	269,560
2.25%, 8/15/2060 (b)	370,000	200,140
Amazon.com, Inc.:
1.00%, 5/12/2026	746,000	713,743
1.20%, 6/3/2027 (b)	529,000	490,420
1.50%, 6/3/2030	300,000	254,469
1.65%, 5/12/2028	397,000	361,691
2.10%, 5/12/2031 (b)	810,000	691,497
2.50%, 6/3/2050	313,000	186,557
2.70%, 6/3/2060	723,000	414,221
2.88%, 5/12/2041	610,000	448,204
3.10%, 5/12/2051	1,091,000	733,599
3.15%, 8/22/2027	1,026,000	992,070
3.25%, 5/12/2061 (b)	650,000	423,514
3.30%, 4/13/2027 (b)	1,070,000	1,044,545
3.45%, 4/13/2029 (b)	692,000	663,676
3.60%, 4/13/2032 (b)	306,000	282,989
3.88%, 8/22/2037	1,066,000	942,397
3.95%, 4/13/2052	415,000	326,858
4.05%, 8/22/2047 (b)	879,000	723,171
4.10%, 4/13/2062	200,000	156,768
4.25%, 8/22/2057	514,000	420,097
4.55%, 12/1/2027 (b)	500,000	502,920
4.65%, 12/1/2029 (b)	974,000	980,282
4.70%, 12/1/2032	379,000	377,132
4.80%, 12/5/2034 (b)	801,000	797,836
4.95%, 12/5/2044	534,000	509,319
Ameritrade Holding LLC 3.30%, 4/1/2027	5,000	4,798
Baidu, Inc.:
1.63%, 2/23/2027 (b)	211,000	197,726
2.38%, 8/23/2031 (b)	133,000	112,059
3.43%, 4/7/2030	200,000	184,820
4.38%, 3/29/2028 (b)	670,000	657,866
4.88%, 11/14/2028	150,000	149,393
Booking Holdings, Inc.:
3.55%, 3/15/2028	293,000	283,387
4.63%, 4/13/2030	613,000	607,299
eBay, Inc.:
1.40%, 5/10/2026	113,000	108,151
2.60%, 5/10/2031 (b)	160,000	137,965
2.70%, 3/11/2030 (b)	260,000	233,251
3.60%, 6/5/2027	302,000	294,477

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.30%, 11/22/2032	$970,000	$1,031,265
Expedia Group, Inc.:
2.95%, 3/15/2031	200,000	176,078
3.25%, 2/15/2030 (b)	502,000	462,663
3.80%, 2/15/2028 (b)	200,000	192,978
4.63%, 8/1/2027	115,000	114,537
5.00%, 2/15/2026	228,000	228,479
JD.com, Inc. 3.38%, 1/14/2030 (b)	200,000	184,714
Meta Platforms, Inc.:
3.50%, 8/15/2027 (b)	684,000	668,289
3.85%, 8/15/2032	1,100,000	1,022,505
4.30%, 8/15/2029 (b)	295,000	291,133
4.45%, 8/15/2052	950,000	799,862
4.55%, 8/15/2031	175,000	172,071
4.60%, 5/15/2028	550,000	550,533
4.65%, 8/15/2062	428,000	362,918
4.75%, 8/15/2034	960,000	934,838
4.95%, 5/15/2033 (b)	870,000	870,922
5.40%, 8/15/2054	315,000	305,367
5.55%, 8/15/2064	355,000	347,030
5.60%, 5/15/2053	1,045,000	1,044,572
5.75%, 5/15/2063	542,000	546,396
Netflix, Inc.:
4.38%, 11/15/2026	250,000	249,295
4.88%, 4/15/2028 (b)	940,000	943,826
4.90%, 8/15/2034 (b)	325,000	318,822
5.40%, 8/15/2054	155,000	151,193
Tencent Music Entertainment Group 2.00%, 9/3/2030 (b)	290,000	243,890
Uber Technologies, Inc.:
4.30%, 1/15/2030 (b)	200,000	193,574
4.80%, 9/15/2034	250,000	238,598
5.35%, 9/15/2054 (b)	250,000	231,040
VeriSign, Inc.:
2.70%, 6/15/2031	200,000	171,708
4.75%, 7/15/2027	164,000	163,911
Weibo Corp. 3.38%, 7/8/2030 (b)	441,000	394,682
		35,887,731
INVESTMENT COMPANY SECURITY — 0.2%
Apollo Debt Solutions BDC:
6.70%, 7/29/2031 (f)	510,000	523,648
6.90%, 4/13/2029 (b) (f)	395,000	407,999
ARES Capital Corp.:
2.15%, 7/15/2026	283,000	270,772
2.88%, 6/15/2028	160,000	147,445
3.20%, 11/15/2031 (b)	150,000	128,978
5.88%, 3/1/2029	300,000	302,739
5.95%, 7/15/2029 (b)	600,000	607,164
7.00%, 1/15/2027	515,000	533,782
Ares Strategic Income Fund:
5.60%, 2/15/2030 (b) (f)	250,000	246,862
5.70%, 3/15/2028 (f)	200,000	199,988
Security Description	Principal Amount	Value
ARES Strategic Income Fund 6.35%, 8/15/2029 (b) (f)	$367,000	$373,569
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	5,000	4,763
2.95%, 3/10/2026	279,000	270,817
Barings BDC, Inc. 7.00%, 2/15/2029	243,000	248,936
Blackstone Private Credit Fund:
2.63%, 12/15/2026	462,000	440,166
3.25%, 3/15/2027	358,000	342,653
4.00%, 1/15/2029 (b)	214,000	202,018
5.25%, 4/1/2030 (f)	250,000	242,922
5.60%, 11/22/2029 (f)	500,000	493,795
6.00%, 11/22/2034 (f)	500,000	486,715
7.30%, 11/27/2028	200,000	210,350
Blackstone Secured Lending Fund:
2.13%, 2/15/2027 (b)	200,000	187,032
2.75%, 9/16/2026 (b)	200,000	191,962
2.85%, 9/30/2028	225,000	204,289
3.63%, 1/15/2026	256,000	251,994
5.35%, 4/13/2028	645,000	643,323
Blue Owl Capital Corp.:
2.63%, 1/15/2027	119,000	112,365
3.13%, 4/13/2027	140,000	131,996
3.40%, 7/15/2026	263,000	254,881
4.25%, 1/15/2026	188,000	185,951
5.95%, 3/15/2029	645,000	647,644
Blue Owl Credit Income Corp.:
4.70%, 2/8/2027	100,000	98,656
5.80%, 3/15/2030 (f)	200,000	196,846
6.65%, 3/15/2031 (b)	225,000	228,859
7.75%, 9/16/2027 (b)	357,000	374,861
7.75%, 1/15/2029	350,000	373,261
7.95%, 6/13/2028	200,000	212,376
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	105,000	98,497
Blue Owl Technology Finance Corp. II 6.75%, 4/4/2029 (f)	400,000	402,352
Carlyle Secured Lending, Inc. 6.75%, 2/18/2030	108,000	110,121
Franklin BSP Capital Corp. 7.20%, 6/15/2029 (f)	300,000	306,180
FS KKR Capital Corp.:
2.63%, 1/15/2027	220,000	208,149
3.40%, 1/15/2026	348,000	341,259
6.13%, 1/15/2030	250,000	249,925
6.88%, 8/15/2029	250,000	258,077
Goldman Sachs BDC, Inc. 6.38%, 3/11/2027 (b)	425,000	435,085
Golub Capital BDC, Inc.:
2.50%, 8/24/2026	450,000	428,778

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 7/15/2029	$143,000	$142,943
7.05%, 12/5/2028	379,000	392,921
HA Sustainable Infrastructure Capital, Inc. 6.38%, 7/1/2034 (f)	600,000	585,540
Main Street Capital Corp. 6.50%, 6/4/2027	125,000	127,279
Morgan Stanley Direct Lending Fund 6.15%, 5/17/2029 (b) (f)	265,000	266,537
New Mountain Finance Corp. 6.88%, 2/1/2029	200,000	201,544
North Haven Private Income Fund LLC 5.75%, 2/1/2030 (b) (f)	200,000	194,900
Oaktree Strategic Credit Fund 6.50%, 7/23/2029 (b)	180,000	182,045
Sixth Street Lending Partners:
5.75%, 1/15/2030 (f)	210,000	205,716
6.50%, 3/11/2029 (f)	265,000	268,299
Sixth Street Specialty Lending, Inc.:
6.13%, 3/1/2029 (b)	100,000	101,252
6.95%, 8/14/2028	210,000	218,618
		16,708,394
IRON/STEEL — 0.1%
ArcelorMittal SA:
4.55%, 3/11/2026	210,000	208,711
6.00%, 6/17/2034 (b)	200,000	202,802
6.55%, 11/29/2027	378,000	393,060
6.75%, 3/1/2041 (b)	140,000	144,070
6.80%, 11/29/2032 (b)	325,000	347,373
7.00%, 10/15/2039	292,000	310,519
Nucor Corp.:
2.70%, 6/1/2030	80,000	71,428
3.13%, 4/1/2032	441,000	386,576
3.85%, 4/1/2052	456,000	338,425
3.95%, 5/1/2028 (b)	435,000	422,785
4.30%, 5/23/2027 (b)	165,000	163,683
Steel Dynamics, Inc.:
3.25%, 1/15/2031	210,000	189,365
3.25%, 10/15/2050 (b)	200,000	131,352
3.45%, 4/15/2030 (b)	200,000	185,222
5.38%, 8/15/2034 (b)	105,000	104,220
Vale Overseas Ltd.:
3.75%, 7/8/2030	466,000	425,975
6.13%, 6/12/2033 (b)	575,000	579,790
6.40%, 6/28/2054 (b)	285,000	279,172
6.88%, 11/21/2036	502,000	534,158
6.88%, 11/10/2039	365,000	385,987
		5,804,673
IT SERVICES — 0.1%
Accenture Capital, Inc.:
3.90%, 10/4/2027	490,000	482,841
4.05%, 10/4/2029	495,000	480,521
Security Description	Principal Amount	Value
4.25%, 10/4/2031	$165,000	$158,621
4.50%, 10/4/2034	160,000	152,101
Apple, Inc.:
4.00%, 5/10/2028 (b)	785,000	773,743
4.30%, 5/10/2033 (b)	520,000	507,307
4.42%, 5/8/2026	200,000	199,888
Booz Allen Hamilton, Inc. 5.95%, 8/4/2033	252,000	257,877
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	446,000	327,663
3.45%, 12/15/2051 (b)	200,000	135,560
4.35%, 2/1/2030	250,000	241,988
4.85%, 2/1/2035 (b)	250,000	237,455
5.40%, 4/15/2034 (b)	585,000	583,023
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	275,000	281,003
Hewlett Packard Enterprise Co.:
4.40%, 9/25/2027 (b)	180,000	178,045
4.45%, 9/25/2026	430,000	427,833
4.55%, 10/15/2029	400,000	389,852
4.85%, 10/15/2031	400,000	390,180
5.00%, 10/15/2034	585,000	562,676
5.25%, 7/1/2028	775,000	782,285
5.60%, 10/15/2054 (b)	200,000	188,514
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2027	525,000	525,367
4.60%, 2/5/2029	500,000	495,485
4.70%, 2/5/2026 (b)	250,000	250,287
4.90%, 2/5/2034 (b)	525,000	510,048
5.25%, 2/5/2044	250,000	236,203
5.30%, 2/5/2054 (b)	125,000	115,276
		9,871,642
LEISURE TIME — 0.0% (a)
Brunswick Corp.:
2.40%, 8/18/2031 (b)	300,000	245,502
5.10%, 4/1/2052	150,000	116,593
		362,095
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	722,000	670,435
3.70%, 1/15/2031	155,000	139,427
Hyatt Hotels Corp.:
4.38%, 9/15/2028	201,000	195,366
5.25%, 6/30/2029	608,000	608,559
5.38%, 12/15/2031	500,000	497,690
5.75%, 1/30/2027	360,000	365,551
Las Vegas Sands Corp.:
3.50%, 8/18/2026	200,000	194,812
3.90%, 8/8/2029	200,000	185,868

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.20%, 8/15/2034	$445,000	$447,541
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033 (b)	500,000	411,000
Series HH, 2.85%, 4/15/2031 (b)	371,000	324,113
Series R, 3.13%, 6/15/2026	524,000	512,247
Series X, 4.00%, 4/15/2028	248,000	241,326
Series FF, 4.63%, 6/15/2030	200,000	196,338
4.80%, 3/15/2030 (b)	200,000	198,504
5.00%, 10/15/2027	333,000	335,417
5.35%, 3/15/2035	200,000	197,266
5.55%, 10/15/2028	540,000	551,621
Sands China Ltd.:
2.30%, 3/8/2027 (b)	200,000	186,090
3.25%, 8/8/2031 (b)	200,000	171,012
3.80%, 1/8/2026	145,000	142,312
4.38%, 6/18/2030 (b)	200,000	186,442
5.40%, 8/8/2028	710,000	701,757
		7,660,694
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
0.90%, 3/2/2026	404,000	387,917
Series MTN, 1.10%, 9/14/2027 (b)	623,000	571,366
Series MTN, 1.15%, 9/14/2026	135,000	127,814
Series MTN, 3.60%, 8/12/2027 (b)	200,000	195,650
Series DMTN, 4.35%, 5/15/2026	300,000	299,667
4.38%, 8/16/2029 (b)	195,000	191,972
4.40%, 10/15/2027	250,000	248,980
4.45%, 10/16/2026	180,000	180,045
4.50%, 1/8/2027	200,000	200,408
4.60%, 11/15/2027	200,000	200,120
4.70%, 11/15/2029	200,000	199,304
4.80%, 1/6/2026	333,000	334,092
4.85%, 2/27/2029	580,000	583,161
Caterpillar, Inc.:
2.60%, 9/19/2029 (b)	145,000	132,217
3.25%, 9/19/2049	428,000	298,055
3.80%, 8/15/2042	554,000	448,939
4.75%, 5/15/2064	415,000	356,817
5.20%, 5/27/2041	200,000	195,764
5.30%, 9/15/2035	300,000	306,405
6.05%, 8/15/2036	160,000	172,155
Oshkosh Corp. 4.60%, 5/15/2028	201,000	198,405
		5,829,253
MACHINERY-DIVERSIFIED — 0.2%
AGCO Corp.:
5.45%, 3/21/2027	60,000	60,569
Security Description	Principal Amount	Value
5.80%, 3/21/2034 (b)	$365,000	$366,891
CNH Industrial Capital LLC:
4.50%, 10/8/2027	200,000	198,050
5.10%, 4/20/2029	300,000	299,835
5.50%, 1/12/2029 (b)	299,000	303,288
Deere & Co.:
2.88%, 9/7/2049 (b)	250,000	163,597
3.10%, 4/15/2030 (b)	300,000	275,997
3.75%, 4/15/2050 (b)	200,000	153,916
Dover Corp.:
2.95%, 11/4/2029	255,000	232,374
5.38%, 10/15/2035	170,000	170,563
5.38%, 3/1/2041	250,000	242,007
Flowserve Corp. 2.80%, 1/15/2032 (b)	247,000	209,626
IDEX Corp.:
2.63%, 6/15/2031	150,000	128,921
3.00%, 5/1/2030	465,000	420,820
4.95%, 9/1/2029	200,000	199,154
Ingersoll Rand, Inc.:
5.40%, 8/14/2028 (b)	350,000	355,722
5.45%, 6/15/2034 (b)	460,000	462,401
5.70%, 8/14/2033 (b)	473,000	483,732
John Deere Capital Corp.:
Series MTN, 0.70%, 1/15/2026	247,000	237,498
Series MTN, 1.05%, 6/17/2026	161,000	153,298
1.45%, 1/15/2031 (b)	320,000	263,882
Series MTN, 1.50%, 3/6/2028 (b)	291,000	264,272
Series MTN, 1.70%, 1/11/2027	221,000	209,031
Series MTN, 2.25%, 9/14/2026	165,000	159,042
Series MTN, 2.45%, 1/9/2030 (b)	200,000	179,778
Series MTN, 2.65%, 6/10/2026	200,000	195,012
Series MTN, 2.80%, 7/18/2029 (b)	310,000	285,724
Series MTN, 3.05%, 1/6/2028	150,000	144,029
Series MTN, 3.45%, 3/7/2029 (b)	458,000	436,153
Series MTN, 4.15%, 9/15/2027	310,000	306,956
4.20%, 7/15/2027	125,000	124,084
4.40%, 9/8/2031	350,000	339,083
4.50%, 1/16/2029	848,000	840,478
Series MTN, 4.70%, 6/10/2030 (b)	650,000	647,913
Series MTN, 4.75%, 6/8/2026	200,000	200,848
Series MTN, 4.80%, 1/9/2026 (b)	200,000	200,610

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.85%, 3/5/2027	$600,000	$603,858
Series MTN, 4.85%, 6/11/2029	500,000	501,745
Series MTN, 4.85%, 10/11/2029	255,000	256,734
Series MTN, 4.90%, 6/11/2027	200,000	201,486
Series MTN, 4.95%, 7/14/2028	520,000	524,935
Series MTN, 5.05%, 6/12/2034	500,000	497,370
Series MTN, 5.10%, 4/11/2034 (b)	1,000,000	999,100
Series I, 5.15%, 9/8/2033 (b)	300,000	300,735
Nordson Corp. 4.50%, 12/15/2029	500,000	487,840
nVent Finance SARL 5.65%, 5/15/2033	375,000	374,704
Otis Worldwide Corp.:
3.11%, 2/15/2040	408,000	304,894
3.36%, 2/15/2050	200,000	137,266
5.13%, 11/19/2031	200,000	200,156
5.25%, 8/16/2028	362,000	366,398
Rockwell Automation, Inc.:
2.80%, 8/15/2061 (b)	200,000	112,318
4.20%, 3/1/2049 (b)	535,000	440,792
Westinghouse Air Brake Technologies Corp.:
3.45%, 11/15/2026	289,000	281,824
4.70%, 9/15/2028	600,151	594,702
5.61%, 3/11/2034 (b)	200,000	202,554
Xylem, Inc.:
1.95%, 1/30/2028	226,000	207,213
3.25%, 11/1/2026 (b)	130,000	126,781
4.38%, 11/1/2046	240,000	196,022
		17,834,581
MEDIA — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	786,000	692,875
2.30%, 2/1/2032	215,000	170,198
2.80%, 4/1/2031	963,000	812,743
3.50%, 6/1/2041	588,000	403,168
3.50%, 3/1/2042	720,000	489,658
3.70%, 4/1/2051	1,363,000	855,432
3.75%, 2/15/2028	498,000	474,305
3.90%, 6/1/2052 (b)	678,000	436,252
3.95%, 6/30/2062	1,165,000	709,334
4.40%, 12/1/2061 (b)	528,000	350,719
4.80%, 3/1/2050	888,000	667,146
5.05%, 3/30/2029	461,000	452,043
5.13%, 7/1/2049	576,000	453,087
Security Description	Principal Amount	Value
5.25%, 4/1/2053 (b)	$450,000	$362,340
5.38%, 5/1/2047	200,000	163,420
5.75%, 4/1/2048	834,000	713,954
6.10%, 6/1/2029	100,000	101,917
6.15%, 11/10/2026	150,000	152,865
6.38%, 10/23/2035	875,000	873,416
6.48%, 10/23/2045	897,000	847,486
6.55%, 6/1/2034	200,000	204,488
6.65%, 2/1/2034	200,000	205,886
Comcast Corp.:
1.50%, 2/15/2031 (b)	407,000	331,392
1.95%, 1/15/2031	200,000	167,292
2.35%, 1/15/2027	515,000	492,175
2.65%, 2/1/2030	609,000	545,481
2.65%, 8/15/2062	400,000	209,136
2.80%, 1/15/2051	810,000	481,658
2.89%, 11/1/2051 (b)	1,088,000	655,879
2.94%, 11/1/2056	1,810,000	1,055,248
2.99%, 11/1/2063	775,000	436,984
3.15%, 3/1/2026	925,000	910,912
3.15%, 2/15/2028	544,000	518,035
3.20%, 7/15/2036	248,000	200,104
3.25%, 11/1/2039	860,000	652,465
3.30%, 2/1/2027	561,000	546,111
3.40%, 7/15/2046	628,000	441,534
3.45%, 2/1/2050	377,000	258,200
3.55%, 5/1/2028	336,000	322,610
3.90%, 3/1/2038	516,000	433,600
3.97%, 11/1/2047	610,000	463,655
4.00%, 8/15/2047	440,000	335,887
4.00%, 3/1/2048	705,000	535,913
4.00%, 11/1/2049	487,000	368,279
4.05%, 11/1/2052	482,000	361,968
4.15%, 10/15/2028	1,340,000	1,307,291
4.20%, 8/15/2034 (b)	175,000	160,174
4.25%, 10/15/2030 (b)	393,000	378,911
4.25%, 1/15/2033	200,000	186,568
4.40%, 8/15/2035 (b)	90,000	82,850
4.55%, 1/15/2029	641,000	634,616
4.60%, 10/15/2038	419,000	378,684
4.65%, 2/15/2033 (b)	440,000	424,754
4.65%, 7/15/2042	218,000	190,218
4.80%, 5/15/2033	550,000	534,473
4.95%, 10/15/2058 (b)	295,000	255,458
5.30%, 6/1/2034 (b)	540,000	539,163
5.35%, 5/15/2053	469,000	433,750
5.50%, 11/15/2032	825,000	844,486
5.50%, 5/15/2064	550,000	513,601
5.65%, 6/15/2035 (b)	320,000	326,717
5.65%, 6/1/2054	275,000	265,972
7.05%, 3/15/2033	261,000	290,644
Discovery Communications LLC:
3.63%, 5/15/2030	300,000	266,802
3.95%, 3/20/2028	510,000	482,939

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 9/15/2055 (b)	$200,000	$126,336
4.13%, 5/15/2029 (b)	563,000	525,099
4.65%, 5/15/2050	797,420	561,089
4.90%, 3/11/2026	243,000	242,470
5.00%, 9/20/2037	900,000	748,386
5.20%, 9/20/2047	544,000	419,522
FactSet Research Systems, Inc. 2.90%, 3/1/2027	220,000	211,290
Fox Corp.:
4.71%, 1/25/2029 (b)	375,000	370,564
5.48%, 1/25/2039	998,000	948,799
5.58%, 1/25/2049 (b)	578,000	535,829
6.50%, 10/13/2033	350,000	368,389
Grupo Televisa SAB:
5.00%, 5/13/2045	500,000	362,045
6.13%, 1/31/2046 (b)	200,000	168,498
6.63%, 1/15/2040	200,000	180,548
NBCUniversal Media LLC:
4.45%, 1/15/2043	290,000	246,944
5.95%, 4/1/2041	200,000	202,352
6.40%, 4/30/2040	585,000	621,182
Paramount Global:
3.70%, 6/1/2028	300,000	282,924
4.00%, 1/15/2026	319,000	315,229
4.20%, 6/1/2029	150,000	141,552
4.20%, 5/19/2032	264,000	232,608
4.38%, 3/15/2043	526,000	383,249
4.60%, 1/15/2045	550,000	405,086
4.85%, 7/1/2042	331,000	261,576
4.90%, 8/15/2044	200,000	151,828
4.95%, 1/15/2031	279,000	260,681
4.95%, 5/19/2050	350,000	264,121
5.25%, 4/1/2044	200,000	156,294
5.50%, 5/15/2033	257,000	241,382
5.85%, 9/1/2043	485,000	418,303
Thomson Reuters Corp. 5.50%, 8/15/2035	325,000	325,396
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	184,000	206,527
Time Warner Cable LLC:
4.50%, 9/15/2042	580,000	432,552
5.50%, 9/1/2041	508,500	432,174
6.55%, 5/1/2037	440,000	424,046
6.75%, 6/15/2039	748,000	733,451
7.30%, 7/1/2038	300,000	305,571
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	288,000	276,468
Series MTN, 2.95%, 6/15/2027 (b)	382,000	368,252
3.00%, 2/13/2026 (b)	547,000	538,407
Series MTN, 3.70%, 12/1/2042	290,000	227,520
Security Description	Principal Amount	Value
Series GMTN, 4.13%, 6/1/2044	$693,000	$569,847
Walt Disney Co.:
1.75%, 1/13/2026	365,000	355,094
2.00%, 9/1/2029 (b)	390,000	346,683
2.20%, 1/13/2028 (b)	200,538	187,260
2.65%, 1/13/2031	900,000	795,546
2.75%, 9/1/2049	917,000	571,777
3.38%, 11/15/2026	249,000	243,910
3.60%, 1/13/2051	1,088,000	798,548
3.70%, 3/23/2027	250,000	245,970
3.80%, 5/13/2060	425,000	308,376
4.63%, 3/23/2040 (b)	300,000	276,837
4.75%, 9/15/2044	250,000	224,188
4.75%, 11/15/2046	307,000	272,751
4.95%, 10/15/2045	202,000	184,747
5.40%, 10/1/2043	351,000	343,699
6.15%, 3/1/2037	200,000	212,388
6.40%, 12/15/2035	514,000	564,773
6.65%, 11/15/2037	369,000	411,136
7.75%, 12/1/2045	150,000	190,929
		51,544,319
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp. 4.38%, 6/15/2045	279,000	237,016
MINING — 0.2%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	190,000	174,635
3.75%, 10/1/2030	150,000	135,432
Barrick Gold Corp. 5.25%, 4/1/2042	400,000	378,060
Barrick North America Finance LLC:
5.70%, 5/30/2041	637,000	625,266
5.75%, 5/1/2043 (b)	193,000	190,626
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	325,000	273,364
4.75%, 2/28/2028	500,000	499,240
5.00%, 9/30/2043	911,000	852,204
5.10%, 9/8/2028	500,000	504,705
5.25%, 9/8/2026	386,000	389,895
5.25%, 9/8/2033 (b)	350,000	351,386
5.50%, 9/8/2053 (b)	195,000	190,601
6.42%, 3/1/2026	200,000	204,058
Freeport-McMoRan, Inc.:
4.25%, 3/1/2030	344,000	327,588
4.38%, 8/1/2028 (b)	178,000	173,085
5.40%, 11/14/2034 (b)	432,000	427,075
5.45%, 3/15/2043	622,000	580,886
Kinross Gold Corp. 4.50%, 7/15/2027	275,000	272,310
Newmont Corp.:
2.25%, 10/1/2030 (b)	624,000	538,294
2.60%, 7/15/2032 (b)	350,000	297,384

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 3/15/2042 (b)	$537,000	$489,739
6.25%, 10/1/2039 (b)	246,000	258,753
Newmont Corp./Newcrest Finance Pty. Ltd.:
5.30%, 3/15/2026	580,000	583,584
5.35%, 3/15/2034	350,000	348,446
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	205,000	216,269
7.25%, 3/15/2031	259,000	285,952
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	666,000	406,513
Rio Tinto Finance USA PLC:
4.75%, 3/22/2042	150,000	136,152
5.00%, 3/9/2033 (b)	242,000	241,811
5.13%, 3/9/2053	1,000,000	923,390
Southern Copper Corp.:
5.25%, 11/8/2042	535,000	483,645
5.88%, 4/23/2045	230,000	224,340
6.75%, 4/16/2040	884,000	946,746
Yamana Gold, Inc. 2.63%, 8/15/2031	200,000	168,218
		13,099,652
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.00%, 2/14/2025	333	332
2.38%, 8/26/2029 (b)	471,000	422,581
2.88%, 10/15/2027	379,000	362,620
3.05%, 4/15/2030	167,000	153,162
3.25%, 8/26/2049	200,000	135,606
Series MTN, 3.38%, 3/1/2029	515,000	485,418
Series MTN, 3.63%, 10/15/2047	367,000	266,959
Series MTN, 5.70%, 3/15/2037 (b)	370,000	379,602
Carlisle Cos., Inc.:
2.20%, 3/1/2032	300,000	244,875
3.75%, 12/1/2027	399,000	388,514
Eaton Corp.:
3.10%, 9/15/2027	196,000	188,797
4.00%, 11/2/2032	148,000	138,439
4.15%, 3/15/2033 (b)	440,000	413,565
4.15%, 11/2/2042 (b)	252,000	212,557
4.35%, 5/18/2028	130,000	128,856
4.70%, 8/23/2052 (b)	518,000	455,959
Illinois Tool Works, Inc.:
2.65%, 11/15/2026 (b)	610,000	592,353
3.90%, 9/1/2042	305,000	248,868
Parker-Hannifin Corp.:
3.25%, 3/1/2027	214,000	207,892
3.25%, 6/14/2029	352,000	329,381
4.00%, 6/14/2049	467,000	364,844
Series MTN, 4.20%, 11/21/2034 (b)	493,000	455,714
Security Description	Principal Amount	Value
Series MTN, 4.45%, 11/21/2044	$219,000	$187,563
Pentair Finance SARL 4.50%, 7/1/2029	200,000	194,480
Teledyne Technologies, Inc.:
2.25%, 4/1/2028	194,000	178,455
2.75%, 4/1/2031	204,000	177,392
Textron, Inc.:
2.45%, 3/15/2031	200,000	170,222
3.90%, 9/17/2029	645,000	612,885
4.00%, 3/15/2026	140,000	138,691
		8,236,582
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	550,000	527,505
3.25%, 2/15/2029	347,000	319,924
3.28%, 12/1/2028 (b)	101,000	94,151
3.57%, 12/1/2031	297,000	264,749
5.10%, 3/1/2030	250,000	246,557
		1,452,886
OIL & GAS — 0.9%
Apache Corp.:
4.75%, 4/15/2043 (b)	538,000	428,173
5.10%, 9/1/2040 (b)	550,000	477,790
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	208,000	176,068
2.72%, 1/12/2032 (b)	637,000	545,196
2.77%, 11/10/2050	345,000	207,114
2.94%, 6/4/2051 (b)	1,353,000	837,981
3.00%, 2/24/2050	892,000	567,696
3.00%, 3/17/2052 (b)	256,000	159,933
3.02%, 1/16/2027	203,000	196,770
3.06%, 6/17/2041	400,000	288,588
3.07%, 3/30/2050	200,000	186,482
3.12%, 5/4/2026	391,000	384,048
3.38%, 2/8/2061	553,000	351,067
3.41%, 2/11/2026	758,000	748,783
3.59%, 4/14/2027	157,000	153,455
4.23%, 11/6/2028	739,000	723,636
4.70%, 4/10/2029 (b)	750,000	745,590
4.81%, 2/13/2033	298,000	287,531
4.87%, 11/25/2029 (b)	250,000	250,130
4.89%, 9/11/2033	580,000	561,370
4.97%, 10/17/2029	500,000	502,390
5.02%, 11/17/2027	250,000	252,648
5.23%, 11/17/2034	870,000	856,558
Canadian Natural Resources Ltd.:
2.95%, 7/15/2030	823,000	731,211
Series GMTN, 4.95%, 6/1/2047 (b)	265,000	227,457
5.00%, 12/15/2029 (b) (f)	200,000	197,852
5.40%, 12/15/2034 (f)	125,000	121,719

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 3/15/2038	$350,000	$357,458
6.45%, 6/30/2033 (b)	111,000	116,473
Cenovus Energy, Inc.:
3.75%, 2/15/2052 (b)	564,000	389,611
4.25%, 4/15/2027	200,000	197,334
5.40%, 6/15/2047	300,000	266,823
Chevron Corp.:
2.00%, 5/11/2027 (b)	178,000	168,281
2.24%, 5/11/2030 (b)	856,000	753,794
2.95%, 5/16/2026	787,000	771,701
3.08%, 5/11/2050	319,000	211,181
Chevron USA, Inc.:
1.02%, 8/12/2027	214,000	195,849
2.34%, 8/12/2050 (b)	100,000	56,327
3.25%, 10/15/2029	618,000	581,606
CNOOC Finance 2013 Ltd.:
2.88%, 9/30/2029	212,000	195,882
4.25%, 5/9/2043	381,000	336,366
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	105,000	100,153
CNOOC Finance 2015 USA LLC 4.38%, 5/2/2028	1,104,000	1,091,768
ConocoPhillips:
5.90%, 10/15/2032 (b)	461,000	487,028
5.90%, 5/15/2038	136,000	140,721
ConocoPhillips Co.:
3.80%, 3/15/2052	365,000	266,983
4.03%, 3/15/2062	569,000	412,127
4.30%, 11/15/2044	419,000	349,999
4.70%, 1/15/2030	500,000	494,590
4.85%, 1/15/2032	500,000	490,010
5.00%, 1/15/2035	500,000	485,880
5.05%, 9/15/2033 (b)	538,000	530,877
5.30%, 5/15/2053	790,000	730,987
5.50%, 1/15/2055	295,000	280,167
5.65%, 1/15/2065	290,000	274,465
6.50%, 2/1/2039	360,000	392,980
6.95%, 4/15/2029	200,000	216,874
Continental Resources, Inc. 4.90%, 6/1/2044 (b)	250,000	202,195
Coterra Energy, Inc.:
3.90%, 5/15/2027	339,000	331,295
5.40%, 2/15/2035 (b)	40,000	38,798
5.60%, 3/15/2034	310,000	307,145
5.90%, 2/15/2055	35,000	33,042
Devon Energy Corp.:
4.75%, 5/15/2042	649,000	538,994
5.00%, 6/15/2045	645,000	539,265
5.20%, 9/15/2034 (b)	500,000	475,175
5.60%, 7/15/2041 (b)	628,000	580,862
5.75%, 9/15/2054	200,000	181,510
Diamondback Energy, Inc.:
3.13%, 3/24/2031	259,000	229,205
3.50%, 12/1/2029 (b)	538,000	500,684
Security Description	Principal Amount	Value
4.25%, 3/15/2052 (b)	$428,000	$323,136
4.40%, 3/24/2051 (b)	292,000	226,697
5.20%, 4/18/2027	130,000	131,257
5.40%, 4/18/2034 (b)	568,000	558,872
5.75%, 4/18/2054	235,000	220,578
5.90%, 4/18/2064	355,000	333,451
6.25%, 3/15/2033	524,000	544,970
6.25%, 3/15/2053	200,000	199,820
EOG Resources, Inc.:
3.90%, 4/1/2035	577,000	513,542
4.15%, 1/15/2026	190,000	189,050
4.38%, 4/15/2030	218,000	212,077
4.95%, 4/15/2050	225,000	199,991
5.65%, 12/1/2054 (b)	415,000	406,849
EQT Corp.:
3.90%, 10/1/2027	281,000	273,051
5.00%, 1/15/2029	189,000	186,301
5.70%, 4/1/2028	165,000	167,429
5.75%, 2/1/2034 (b)	286,000	284,250
7.00%, 2/1/2030	609,000	647,879
Equinor ASA:
1.75%, 1/22/2026	55,000	53,441
2.38%, 5/22/2030	206,000	182,755
3.13%, 4/6/2030	531,000	489,810
3.25%, 11/18/2049	537,000	366,723
3.63%, 4/6/2040	59,000	47,617
3.70%, 4/6/2050	488,000	361,305
3.95%, 5/15/2043	247,000	202,792
4.80%, 11/8/2043	706,000	649,019
5.10%, 8/17/2040	200,000	192,376
Expand Energy Corp.:
4.75%, 2/1/2032	250,000	232,228
5.70%, 1/15/2035	515,000	506,178
Exxon Mobil Corp.:
2.28%, 8/16/2026	227,000	219,464
2.44%, 8/16/2029 (b)	679,000	619,730
2.61%, 10/15/2030	1,207,000	1,075,184
3.00%, 8/16/2039	300,000	226,731
3.04%, 3/1/2026	819,000	806,125
3.45%, 4/15/2051	1,046,000	735,568
3.48%, 3/19/2030	548,000	515,953
4.11%, 3/1/2046	752,000	609,240
4.23%, 3/19/2040	557,000	488,188
4.33%, 3/19/2050	800,000	658,816
Helmerich & Payne, Inc.:
4.65%, 12/1/2027 (b) (f)	200,000	197,522
4.85%, 12/1/2029 (b) (f)	200,000	193,720
5.50%, 12/1/2034 (b) (f)	200,000	190,074
Hess Corp.:
5.60%, 2/15/2041 (b)	616,000	607,505
5.80%, 4/1/2047 (b)	307,000	307,611
7.13%, 3/15/2033	98,000	108,502
7.30%, 8/15/2031	387,000	429,787
HF Sinclair Corp.:
4.50%, 10/1/2030	205,000	193,301

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 4/1/2026 (b)	$355,000	$357,659
6.38%, 4/15/2027	252,000	255,553
Marathon Petroleum Corp.:
4.75%, 9/15/2044	210,000	174,250
5.13%, 12/15/2026	595,000	599,129
6.50%, 3/1/2041	298,000	308,993
Occidental Petroleum Corp.:
4.40%, 4/15/2046	200,000	148,458
5.20%, 8/1/2029	225,000	223,301
5.38%, 1/1/2032	225,000	220,473
5.55%, 3/15/2026	757,000	760,694
5.55%, 10/1/2034 (b)	205,000	199,022
6.05%, 10/1/2054	275,000	258,951
6.38%, 9/1/2028	380,000	392,342
6.45%, 9/15/2036	907,000	928,813
6.60%, 3/15/2046	462,000	467,378
6.63%, 9/1/2030	1,101,000	1,152,868
7.50%, 5/1/2031	300,000	327,660
7.95%, 6/15/2039	155,000	176,892
Ovintiv, Inc.:
5.38%, 1/1/2026	240,000	240,744
6.25%, 7/15/2033 (b)	340,000	348,034
6.50%, 8/15/2034	360,000	373,457
6.63%, 8/15/2037	355,000	363,935
7.10%, 7/15/2053 (b)	250,000	266,588
7.20%, 11/1/2031	200,000	214,548
Patterson-UTI Energy, Inc. 7.15%, 10/1/2033 (b)	200,000	209,638
Phillips 66 Co.:
1.30%, 2/15/2026	273,000	263,044
2.15%, 12/15/2030	611,500	518,699
3.15%, 12/15/2029	518,000	475,192
3.30%, 3/15/2052	1,001,000	644,063
3.75%, 3/1/2028	791,000	765,743
4.65%, 11/15/2034	350,000	326,435
4.88%, 11/15/2044	660,000	571,303
4.90%, 10/1/2046	200,000	171,664
4.95%, 3/15/2035 (b)	200,000	189,104
5.50%, 3/15/2055 (b)	150,000	138,263
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	177,000	170,833
1.90%, 8/15/2030	366,000	311,678
2.15%, 1/15/2031	764,000	648,804
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	683,000	612,494
2.75%, 4/6/2030	891,000	803,192
3.25%, 4/6/2050	592,000	398,753
3.75%, 9/12/2046	603,000	452,823
4.00%, 5/10/2046	282,000	221,161
4.13%, 5/11/2035 (b)	459,000	420,788
4.38%, 5/11/2045	694,000	580,434
Shell International Finance BV:
2.50%, 9/12/2026	455,000	440,440
2.88%, 5/10/2026	1,083,000	1,059,477
Security Description	Principal Amount	Value
3.00%, 11/26/2051	$1,050,000	$664,849
3.13%, 11/7/2049	345,000	227,279
3.25%, 4/6/2050	200,000	134,608
6.38%, 12/15/2038	936,000	1,018,555
Suncor Energy, Inc.:
3.75%, 3/4/2051 (b)	161,000	113,056
6.80%, 5/15/2038	200,000	213,018
6.85%, 6/1/2039 (b)	375,000	405,266
TotalEnergies Capital International SA:
2.83%, 1/10/2030	629,700	573,084
2.99%, 6/29/2041	200,000	143,708
3.13%, 5/29/2050	1,131,000	742,671
3.39%, 6/29/2060	122,000	78,910
3.46%, 2/19/2029 (b)	200,000	190,532
3.46%, 7/12/2049	300,000	210,288
TotalEnergies Capital SA:
3.88%, 10/11/2028 (b)	420,000	408,261
4.72%, 9/10/2034 (b)	250,000	240,345
5.15%, 4/5/2034 (b)	226,000	224,554
5.28%, 9/10/2054 (b)	500,000	463,505
5.43%, 9/10/2064	500,000	463,500
5.49%, 4/5/2054 (b)	280,000	268,307
5.64%, 4/5/2064	300,000	286,449
Valero Energy Corp.:
2.15%, 9/15/2027 (b)	200,000	187,014
2.80%, 12/1/2031	200,000	170,634
3.65%, 12/1/2051	300,000	202,218
6.63%, 6/15/2037 (b)	992,000	1,041,788
Woodside Finance Ltd.:
5.10%, 9/12/2034	500,000	476,285
5.70%, 9/12/2054	500,000	466,265
		72,324,882
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
2.06%, 12/15/2026 (b)	375,000	357,206
3.14%, 11/7/2029	327,000	301,906
3.34%, 12/15/2027 (b)	171,000	164,935
4.08%, 12/15/2047	278,500	219,107
4.49%, 5/1/2030	645,000	632,055
Halliburton Co.:
2.92%, 3/1/2030 (b)	200,000	180,166
4.50%, 11/15/2041	145,000	124,432
4.75%, 8/1/2043	100,000	87,123
4.85%, 11/15/2035	816,000	775,779
5.00%, 11/15/2045 (b)	300,000	268,722
6.70%, 9/15/2038	458,000	499,206
NOV, Inc. 3.60%, 12/1/2029 (b)	260,000	242,617
Schlumberger Investment SA:
4.50%, 5/15/2028	500,000	496,070
5.00%, 6/1/2034 (b)	250,000	245,670
		4,594,994

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 5.63%, 5/26/2033 (b)	$200,000	$202,254
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	300,000	262,860
2.69%, 5/25/2031 (b)	250,000	215,077
AptarGroup, Inc. 3.60%, 3/15/2032	150,000	134,730
Berry Global, Inc.:
1.57%, 1/15/2026	470,000	453,588
1.65%, 1/15/2027	198,000	185,377
5.65%, 1/15/2034 (f)	105,000	105,454
5.80%, 6/15/2031 (f)	335,000	341,244
Packaging Corp. of America:
3.00%, 12/15/2029	400,000	364,600
3.05%, 10/1/2051	105,000	67,509
3.40%, 12/15/2027 (b)	200,000	192,730
Smurfit Kappa Treasury ULC:
5.20%, 1/15/2030 (f)	200,000	200,660
5.44%, 4/3/2034 (f)	258,000	257,946
Smurfit Westrock Financing DAC 5.42%, 1/15/2035 (f)	200,000	199,014
Sonoco Products Co.:
2.25%, 2/1/2027	225,000	212,848
2.85%, 2/1/2032 (b)	200,000	169,838
3.13%, 5/1/2030 (b)	434,000	390,639
4.60%, 9/1/2029 (b)	125,000	121,802
5.00%, 9/1/2034 (b)	145,000	137,522
WestRock MWV LLC 8.20%, 1/15/2030 (b)	250,000	283,580
WRKCo, Inc.:
3.00%, 6/15/2033	389,000	326,519
3.90%, 6/1/2028	269,000	259,459
4.00%, 3/15/2028	273,000	264,608
4.90%, 3/15/2029	228,500	227,065
		5,576,923
PHARMACEUTICALS — 1.2%
AbbVie, Inc.:
2.95%, 11/21/2026	1,447,000	1,406,195
3.20%, 5/14/2026	652,000	640,629
3.20%, 11/21/2029	1,609,000	1,493,876
4.05%, 11/21/2039	1,450,000	1,239,837
4.25%, 11/14/2028	497,000	489,311
4.25%, 11/21/2049	1,369,000	1,114,941
4.30%, 5/14/2036	277,000	252,904
4.40%, 11/6/2042	1,200,000	1,038,240
4.45%, 5/14/2046	465,000	395,729
4.50%, 5/14/2035	939,000	878,519
4.55%, 3/15/2035 (b)	1,171,000	1,100,845
4.70%, 5/14/2045	546,000	482,806
4.75%, 3/15/2045	582,000	518,783
4.80%, 3/15/2027 (b)	550,000	553,212
4.80%, 3/15/2029	830,000	829,361
Security Description	Principal Amount	Value
4.85%, 6/15/2044	$519,000	$470,069
4.88%, 11/14/2048	501,000	449,973
4.95%, 3/15/2031 (b)	205,000	204,883
5.05%, 3/15/2034	685,000	677,040
5.35%, 3/15/2044 (b)	200,000	194,310
5.40%, 3/15/2054	390,000	375,753
5.50%, 3/15/2064	485,000	464,014
Astrazeneca Finance LLC:
1.20%, 5/28/2026	525,000	501,947
1.75%, 5/28/2028	415,500	376,771
4.80%, 2/26/2027 (b)	355,000	357,080
4.85%, 2/26/2029	335,000	335,794
4.88%, 3/3/2033 (b)	650,000	642,246
4.90%, 2/26/2031 (b)	280,000	279,728
5.00%, 2/26/2034 (b)	470,000	464,872
AstraZeneca PLC:
0.70%, 4/8/2026	373,000	355,887
1.38%, 8/6/2030	325,000	270,754
2.13%, 8/6/2050 (b)	200,000	108,846
3.00%, 5/28/2051	424,000	277,801
3.13%, 6/12/2027 (b)	285,000	276,025
4.00%, 9/18/2042	402,000	332,920
4.38%, 11/16/2045	340,000	291,373
6.45%, 9/15/2037	622,000	682,359
Becton Dickinson & Co.:
1.96%, 2/11/2031	594,000	494,422
2.82%, 5/20/2030	395,000	353,829
3.70%, 6/6/2027	570,000	556,178
4.67%, 6/6/2047	479,000	409,267
4.87%, 2/8/2029	350,000	348,821
5.08%, 6/7/2029	140,000	140,994
5.11%, 2/8/2034 (b)	400,000	394,128
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027 (b)	223,500	203,550
1.45%, 11/13/2030 (b)	482,000	399,062
2.35%, 11/13/2040 (b)	291,000	192,840
2.55%, 11/13/2050	328,000	189,577
2.95%, 3/15/2032 (b)	570,000	496,812
3.20%, 6/15/2026	815,000	800,623
3.25%, 2/27/2027	328,000	319,767
3.40%, 7/26/2029	590,000	556,364
3.45%, 11/15/2027 (b)	407,800	396,296
3.70%, 3/15/2052	608,000	441,901
3.90%, 2/20/2028	646,000	632,447
3.90%, 3/15/2062	252,000	180,538
4.13%, 6/15/2039	792,000	683,108
4.25%, 10/26/2049	897,000	726,534
4.35%, 11/15/2047	578,000	476,365
4.55%, 2/20/2048	405,000	344,408
4.63%, 5/15/2044	200,000	176,410
4.90%, 2/22/2027 (b)	300,000	302,544
4.90%, 2/22/2029	340,000	341,765
4.95%, 2/20/2026	529,000	531,714
5.10%, 2/22/2031	525,000	528,444
5.20%, 2/22/2034 (b)	765,000	763,034

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 2/22/2044 (b)	$324,000	$320,783
5.55%, 2/22/2054	355,000	345,742
5.65%, 2/22/2064 (b)	355,000	342,028
5.75%, 2/1/2031	540,000	561,794
5.90%, 11/15/2033 (b)	385,000	404,131
6.25%, 11/15/2053 (b)	400,000	423,960
6.40%, 11/15/2063	365,000	390,868
Cardinal Health, Inc.:
4.37%, 6/15/2047	200,000	159,792
4.50%, 11/15/2044	200,000	164,384
4.60%, 3/15/2043	150,000	126,897
4.70%, 11/15/2026	250,000	249,670
5.00%, 11/15/2029	250,000	248,515
5.13%, 2/15/2029 (b)	506,000	506,982
5.35%, 11/15/2034	250,000	244,720
5.75%, 11/15/2054	255,000	244,259
Cencora, Inc.:
2.70%, 3/15/2031 (b)	276,000	239,474
2.80%, 5/15/2030 (b)	150,000	134,528
4.25%, 3/1/2045	318,000	258,327
4.30%, 12/15/2047	255,000	206,045
5.13%, 2/15/2034 (b)	255,000	249,826
5.15%, 2/15/2035 (b)	55,000	53,651
CVS Health Corp.:
1.30%, 8/21/2027	593,000	537,311
1.75%, 8/21/2030	457,000	372,217
1.88%, 2/28/2031	823,000	663,906
2.13%, 9/15/2031	277,000	221,872
3.00%, 8/15/2026	313,000	303,306
3.75%, 4/1/2030	200,000	183,360
4.13%, 4/1/2040	250,000	195,695
4.30%, 3/25/2028	1,605,435	1,556,277
4.78%, 3/25/2038	1,463,000	1,264,559
4.88%, 7/20/2035	384,000	348,883
5.00%, 2/20/2026	792,000	791,382
5.00%, 1/30/2029	401,000	395,566
5.05%, 3/25/2048	2,580,000	2,129,584
5.13%, 7/20/2045	1,101,000	925,996
5.25%, 2/21/2033 (b)	620,000	593,700
5.30%, 6/1/2033	266,000	255,012
5.30%, 12/5/2043	209,000	182,185
5.63%, 2/21/2053 (b)	661,000	584,767
5.70%, 6/1/2034 (b)	500,000	491,450
5.88%, 6/1/2053 (b)	936,000	858,621
6.00%, 6/1/2044	700,000	661,290
6.00%, 6/1/2063 (b)	533,000	486,586
6.05%, 6/1/2054 (b)	400,000	376,220
6.13%, 9/15/2039	200,000	195,634
Eli Lilly & Co.:
2.25%, 5/15/2050 (b)	437,000	245,764
2.50%, 9/15/2060	193,000	102,913
3.38%, 3/15/2029	587,000	559,346
3.70%, 3/1/2045	385,000	303,380
3.95%, 5/15/2047	150,000	119,859
4.15%, 8/14/2027	250,000	248,645
Security Description	Principal Amount	Value
4.15%, 3/15/2059	$319,000	$249,937
4.20%, 8/14/2029	455,000	445,263
4.50%, 2/9/2027	508,000	509,082
4.50%, 2/9/2029	341,000	339,329
4.60%, 8/14/2034 (b)	250,000	240,105
4.70%, 2/27/2033 (b)	204,000	199,979
4.70%, 2/9/2034	500,000	484,935
4.88%, 2/27/2053	386,000	348,338
4.95%, 2/27/2063 (b)	410,000	368,475
5.00%, 2/9/2054	295,000	271,382
5.05%, 8/14/2054	425,000	393,686
5.20%, 8/14/2064	160,000	148,736
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	232,000	219,421
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	658,000	641,688
6.38%, 5/15/2038	816,000	884,520
Johnson & Johnson:
0.95%, 9/1/2027	413,000	378,638
1.30%, 9/1/2030	384,000	321,907
2.10%, 9/1/2040 (b)	390,000	259,795
2.25%, 9/1/2050 (b)	406,000	232,439
2.45%, 3/1/2026	250,000	244,525
2.45%, 9/1/2060 (b)	360,000	195,833
2.90%, 1/15/2028 (b)	300,000	286,899
2.95%, 3/3/2027	428,500	415,675
3.40%, 1/15/2038	782,000	652,516
3.63%, 3/3/2037	641,000	554,920
3.70%, 3/1/2046	489,000	385,425
3.75%, 3/3/2047	270,000	212,371
4.80%, 6/1/2029 (b)	615,000	620,092
4.85%, 5/15/2041	100,000	96,421
4.90%, 6/1/2031	504,000	507,362
4.95%, 6/1/2034 (b)	255,000	255,112
5.25%, 6/1/2054	220,000	215,283
5.85%, 7/15/2038	200,000	213,138
5.95%, 8/15/2037	442,000	475,415
6.95%, 9/1/2029	253,000	280,764
McKesson Corp.:
4.25%, 9/15/2029 (b)	250,000	244,405
4.90%, 7/15/2028	350,000	351,183
Mead Johnson Nutrition Co. 5.90%, 11/1/2039	355,000	364,631
Merck & Co., Inc.:
0.75%, 2/24/2026	197,000	188,886
1.45%, 6/24/2030	325,000	272,565
1.70%, 6/10/2027 (b)	785,000	736,008
1.90%, 12/10/2028 (b)	673,000	607,086
2.15%, 12/10/2031 (b)	322,000	269,047
2.35%, 6/24/2040	397,000	267,999
2.45%, 6/24/2050 (b)	504,000	290,465
2.75%, 12/10/2051	375,000	226,594
2.90%, 12/10/2061	400,000	229,316
3.40%, 3/7/2029	732,000	695,949
3.90%, 3/7/2039	300,000	253,860

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/7/2049	$934,000	$734,021
4.15%, 5/18/2043	381,000	318,790
4.50%, 5/17/2033 (b)	200,000	192,736
4.90%, 5/17/2044	295,000	272,158
5.00%, 5/17/2053	560,000	510,278
5.15%, 5/17/2063	342,000	312,308
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	294,000	306,915
Mylan, Inc.:
4.55%, 4/15/2028	325,000	318,481
5.20%, 4/15/2048	742,000	613,708
Novartis Capital Corp.:
1.75%, 2/14/2025	791	788
2.00%, 2/14/2027	964,000	916,870
2.20%, 8/14/2030	451,000	394,575
3.80%, 9/18/2029 (b)	315,000	303,377
4.00%, 9/18/2031 (b)	130,000	123,850
4.20%, 9/18/2034	125,000	116,293
4.40%, 5/6/2044	1,189,000	1,041,053
4.70%, 9/18/2054	135,000	119,228
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	875,000	873,801
4.45%, 5/19/2028	1,771,000	1,755,504
4.65%, 5/19/2030 (b)	1,465,000	1,449,632
4.75%, 5/19/2033	961,000	930,930
5.11%, 5/19/2043	525,000	492,655
5.30%, 5/19/2053 (b)	1,942,000	1,822,198
5.34%, 5/19/2063	1,380,000	1,266,550
Pfizer, Inc.:
0.80%, 5/28/2025	300	295
1.70%, 5/28/2030 (b)	880,000	748,880
1.75%, 8/18/2031 (b)	200,500	165,094
2.55%, 5/28/2040	100,000	69,248
2.75%, 6/3/2026 (b)	2,031,000	1,983,779
3.00%, 12/15/2026 (b)	513,000	499,200
3.45%, 3/15/2029 (b)	541,000	515,827
3.90%, 3/15/2039	230,000	194,447
4.00%, 3/15/2049	477,000	373,906
4.20%, 9/15/2048	200,000	162,428
4.30%, 6/15/2043	160,000	136,277
4.40%, 5/15/2044 (b)	181,000	156,384
7.20%, 3/15/2039	759,000	886,945
Pharmacia LLC 6.60%, 12/1/2028	300,000	318,729
Sanofi SA 3.63%, 6/19/2028	341,000	330,514
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	442,000	432,130
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	665,000	573,051
3.03%, 7/9/2040	556,000	403,189
3.18%, 7/9/2050 (b)	200,000	129,536
3.38%, 7/9/2060 (b)	350,000	221,218
Security Description	Principal Amount	Value
5.00%, 11/26/2028 (b)	$451,000	$452,285
5.30%, 7/5/2034 (b)	300,000	297,354
5.65%, 7/5/2054	250,000	241,258
5.80%, 7/5/2064	250,000	240,768
Utah Acquisition Sub, Inc.:
3.95%, 6/15/2026	121,000	119,192
5.25%, 6/15/2046	901,000	756,317
Viatris, Inc.:
2.30%, 6/22/2027	187,000	175,356
2.70%, 6/22/2030	255,000	221,177
3.85%, 6/22/2040	477,000	357,178
4.00%, 6/22/2050 (b)	577,000	393,462
Wyeth LLC 5.95%, 4/1/2037	430,000	449,040
Zoetis, Inc.:
2.00%, 5/15/2030	400,000	344,172
3.90%, 8/20/2028	200,000	193,846
4.70%, 2/1/2043	268,000	238,322
5.60%, 11/16/2032	185,000	190,602
		100,944,542
PIPELINES — 0.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	4,782
Boardwalk Pipelines LP:
4.45%, 7/15/2027	397,000	392,796
4.80%, 5/3/2029 (b)	190,000	187,378
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	361,000	338,878
5.13%, 6/30/2027	531,000	533,804
Cheniere Energy Partners LP:
3.25%, 1/31/2032	455,000	394,753
4.50%, 10/1/2029 (b)	478,000	462,776
5.75%, 8/15/2034 (b) (f)	500,000	502,315
5.95%, 6/30/2033	775,000	791,941
Cheniere Energy, Inc.:
4.63%, 10/15/2028 (b)	771,000	756,050
5.65%, 4/15/2034 (b)	170,000	170,294
DCP Midstream Operating LP:
5.60%, 4/1/2044	280,000	261,257
5.63%, 7/15/2027	311,000	315,273
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	65,000	61,381
Enbridge, Inc.:
1.60%, 10/4/2026	365,000	345,644
2.50%, 8/1/2033	414,000	332,310
3.40%, 8/1/2051	685,000	458,827
3.70%, 7/15/2027 (b)	204,000	199,031
4.25%, 12/1/2026	630,000	624,437
4.50%, 6/10/2044	205,000	168,617
5.25%, 4/5/2027	355,000	359,175
5.30%, 4/5/2029	500,000	505,195
5.63%, 4/5/2034 (b)	515,000	518,430

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.70%, 3/8/2033	$750,000	$758,392
5.95%, 4/5/2054 (b)	285,000	282,321
6.00%, 11/15/2028 (b)	500,000	517,405
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (b) (c)	200,000	205,820
Energy Transfer LP:
3.75%, 5/15/2030	469,000	437,258
4.00%, 10/1/2027	233,000	227,844
4.15%, 9/15/2029	124,000	118,961
4.20%, 4/15/2027	287,000	283,272
4.40%, 3/15/2027 (b)	268,000	265,433
4.75%, 1/15/2026	742,000	741,206
4.95%, 6/15/2028 (b)	303,000	302,497
4.95%, 1/15/2043	240,000	205,999
5.15%, 2/1/2043	404,000	355,536
5.15%, 3/15/2045	423,000	370,222
5.25%, 4/15/2029	330,000	331,254
5.25%, 7/1/2029	335,000	336,678
5.30%, 4/15/2047	370,000	326,943
5.35%, 5/15/2045	547,000	492,070
5.50%, 6/1/2027	418,000	423,509
5.55%, 2/15/2028	290,000	294,533
5.55%, 5/15/2034	175,000	173,551
5.60%, 9/1/2034 (b)	500,000	497,855
5.75%, 2/15/2033	640,000	647,866
Series 20Y, 5.80%, 6/15/2038	356,000	350,372
5.95%, 5/15/2054 (b)	587,000	566,208
6.00%, 6/15/2048	340,000	329,429
6.05%, 12/1/2026	290,000	296,310
6.05%, 6/1/2041	210,000	208,956
6.10%, 2/15/2042	105,000	103,253
6.13%, 12/15/2045	539,000	531,864
6.25%, 4/15/2049	682,000	684,155
6.40%, 12/1/2030 (b)	340,000	358,996
6.50%, 2/1/2042	273,000	282,727
6.55%, 12/1/2033	790,000	839,565
7.50%, 7/1/2038	100,000	113,046
EnLink Midstream LLC 5.65%, 9/1/2034	250,000	249,170
EnLink Midstream Partners LP 5.45%, 6/1/2047	650,000	585,104
Enterprise Products Operating LLC:
3.13%, 7/31/2029 (b)	579,000	538,702
3.20%, 2/15/2052	234,000	152,266
3.30%, 2/15/2053	536,000	352,731
3.70%, 2/15/2026	461,000	456,630
3.70%, 1/31/2051	239,000	171,612
3.95%, 2/15/2027	295,000	290,805
3.95%, 1/31/2060 (b)	218,000	157,047
4.15%, 10/16/2028	316,700	309,147
4.20%, 1/31/2050 (b)	383,000	302,064
4.25%, 2/15/2048	419,000	335,619
4.45%, 2/15/2043	200,000	170,550
4.80%, 2/1/2049	473,000	408,454
Security Description	Principal Amount	Value
4.85%, 1/31/2034 (b)	$259,000	$250,668
4.85%, 8/15/2042	340,000	306,435
4.85%, 3/15/2044	849,000	760,042
4.90%, 5/15/2046	433,000	385,400
4.95%, 2/15/2035	195,000	188,762
4.95%, 10/15/2054	242,000	212,021
5.10%, 2/15/2045	846,000	778,675
5.35%, 1/31/2033 (b)	243,000	244,876
5.55%, 2/16/2055	175,000	168,403
5.70%, 2/15/2042	119,000	118,456
5.95%, 2/1/2041	255,000	261,398
Series H, 6.65%, 10/15/2034	372,000	405,078
Series D, 6.88%, 3/1/2033	181,000	199,194
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	614,000	516,644
5.00%, 3/1/2043	310,000	270,286
5.50%, 3/1/2044	435,842	403,821
5.80%, 3/15/2035	425,000	427,763
6.55%, 9/15/2040	540,000	560,315
7.40%, 3/15/2031	200,000	219,580
Kinder Morgan, Inc.:
1.75%, 11/15/2026	70,000	66,359
2.00%, 2/15/2031	514,000	430,161
3.25%, 8/1/2050	211,000	133,666
3.60%, 2/15/2051 (b)	222,000	150,261
4.30%, 3/1/2028	312,000	306,315
4.80%, 2/1/2033 (b)	377,000	358,700
5.00%, 2/1/2029	506,000	504,183
5.10%, 8/1/2029 (b)	235,000	235,099
5.20%, 6/1/2033	605,000	591,097
5.30%, 12/1/2034 (b)	328,000	320,236
5.40%, 2/1/2034	535,000	527,569
5.55%, 6/1/2045	320,000	299,114
5.95%, 8/1/2054	555,000	541,735
MPLX LP:
1.75%, 3/1/2026	521,000	503,192
2.65%, 8/15/2030	720,000	629,964
4.00%, 3/15/2028	616,000	597,378
4.13%, 3/1/2027	566,000	557,691
4.25%, 12/1/2027 (b)	226,000	222,567
4.50%, 4/15/2038	698,000	608,523
4.70%, 4/15/2048	534,000	437,880
4.80%, 2/15/2029 (b)	320,000	317,280
4.95%, 3/14/2052	334,000	281,131
5.20%, 3/1/2047	530,000	470,492
5.50%, 6/1/2034	280,000	276,170
5.50%, 2/15/2049	370,000	339,956
5.65%, 3/1/2053	200,000	186,734
ONEOK Partners LP 6.65%, 10/1/2036	755,000	802,361
ONEOK, Inc.:
3.10%, 3/15/2030 (b)	281,000	254,800
3.25%, 6/1/2030	475,000	431,272

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 3/1/2050	$316,000	$228,161
4.20%, 10/3/2047	115,000	86,860
4.25%, 9/24/2027	525,000	517,456
4.35%, 3/15/2029	328,000	319,364
4.40%, 10/15/2029	200,000	193,912
4.55%, 7/15/2028 (b)	273,000	268,987
4.75%, 10/15/2031	200,000	193,424
4.85%, 2/1/2049	110,000	91,186
4.95%, 7/13/2047	200,000	169,156
5.05%, 11/1/2034	650,000	622,134
5.15%, 10/15/2043	214,000	191,021
5.20%, 7/15/2048	367,000	324,292
5.55%, 11/1/2026	265,000	268,281
5.65%, 11/1/2028	405,000	413,379
5.70%, 11/1/2054 (b)	530,000	499,398
5.85%, 1/15/2026	173,000	174,576
5.85%, 11/1/2064	400,000	374,676
6.00%, 6/15/2035	358,000	366,563
6.10%, 11/15/2032	228,000	236,133
6.63%, 9/1/2053	375,000	394,980
7.15%, 1/15/2051	200,000	216,814
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029 (b)	707,000	657,687
5.15%, 6/1/2042	200,000	177,382
5.70%, 9/15/2034 (b)	500,000	499,955
6.65%, 1/15/2037	170,000	178,163
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	236,000	230,383
5.00%, 3/15/2027	877,000	879,131
5.88%, 6/30/2026	511,000	515,946
5.90%, 9/15/2037	302,000	307,333
South Bow USA Infrastructure Holdings LLC:
4.91%, 9/1/2027 (f)	125,000	124,566
5.03%, 10/1/2029 (f)	315,000	309,380
5.58%, 10/1/2034 (b) (f)	250,000	243,175
6.18%, 10/1/2054 (f)	250,000	241,670
Spectra Energy Partners LP 3.38%, 10/15/2026	315,000	307,541
Targa Resources Corp.:
4.20%, 2/1/2033	100,000	90,833
4.95%, 4/15/2052	392,000	329,923
5.50%, 2/15/2035	268,000	263,833
6.13%, 3/15/2033	517,000	533,146
6.25%, 7/1/2052	671,000	670,161
6.50%, 2/15/2053	209,000	218,039
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	400,000	363,860
5.00%, 1/15/2028	285,000	281,948
5.50%, 3/1/2030	495,000	496,356
6.50%, 7/15/2027	803,000	808,870
Security Description	Principal Amount	Value
TC PipeLines LP 3.90%, 5/25/2027	$300,000	$293,328
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	300,000	318,945
Texas Eastern Transmission LP 7.00%, 7/15/2032	200,000	218,644
TransCanada PipeLines Ltd.:
4.10%, 4/15/2030 (b)	262,000	248,724
4.25%, 5/15/2028	300,000	292,854
4.63%, 3/1/2034	537,000	499,990
4.88%, 1/15/2026	236,500	236,339
5.10%, 3/15/2049 (b)	284,000	258,537
5.85%, 3/15/2036	200,000	201,600
6.10%, 6/1/2040	305,000	309,453
6.20%, 10/15/2037	828,000	852,815
7.63%, 1/15/2039	238,000	274,895
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	537,000	489,078
4.00%, 3/15/2028	150,000	145,709
4.60%, 3/15/2048	398,000	330,396
7.85%, 2/1/2026	569,000	583,367
Valero Energy Partners LP 4.50%, 3/15/2028	432,000	425,857
Western Midstream Operating LP:
4.50%, 3/1/2028	203,000	198,709
4.65%, 7/1/2026	218,000	217,008
5.25%, 2/1/2050	200,000	171,270
5.30%, 3/1/2048	280,000	237,661
5.45%, 11/15/2034	275,000	265,370
5.50%, 8/15/2048	300,000	259,995
6.15%, 4/1/2033	450,000	458,685
Williams Cos., Inc.:
2.60%, 3/15/2031	461,000	397,078
3.50%, 11/15/2030	366,000	336,306
3.75%, 6/15/2027	173,000	168,566
4.80%, 11/15/2029	85,000	83,899
4.85%, 3/1/2048	438,000	373,995
4.90%, 3/15/2029	400,000	397,000
4.90%, 1/15/2045	330,000	287,750
5.10%, 9/15/2045	200,000	179,386
5.15%, 3/15/2034	570,000	553,932
5.30%, 8/15/2028	562,000	567,345
5.40%, 3/4/2044 (b)	250,000	234,235
5.75%, 6/24/2044	230,000	222,672
5.80%, 11/15/2054	200,000	195,444
6.30%, 4/15/2040	666,000	691,807
8.75%, 3/15/2032	260,000	307,416
		72,152,348
REAL ESTATE — 0.0% (a)
CBRE Services, Inc.:
2.50%, 4/1/2031 (b)	278,000	236,792

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 3/1/2026	$198,000	$197,852
5.50%, 4/1/2029	175,000	177,898
		612,542
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree LP:
2.90%, 10/1/2030	200,000	177,012
4.80%, 10/1/2032	190,000	181,891
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033 (b)	415,000	319,820
2.00%, 5/18/2032	431,000	343,567
2.95%, 3/15/2034	85,000	70,027
3.00%, 5/18/2051 (b)	493,000	301,943
3.38%, 8/15/2031	200,000	179,106
3.55%, 3/15/2052	365,000	248,207
3.95%, 1/15/2027	156,000	153,482
4.00%, 2/1/2050	435,000	323,701
4.70%, 7/1/2030	306,000	298,469
5.15%, 4/15/2053	162,000	144,250
5.25%, 5/15/2036	325,000	315,214
American Assets Trust LP:
3.38%, 2/1/2031	200,000	174,208
6.15%, 10/1/2034	200,000	199,002
American Homes 4 Rent LP:
3.63%, 4/15/2032	100,000	89,351
4.25%, 2/15/2028	158,500	154,720
4.90%, 2/15/2029 (b)	603,500	598,600
5.25%, 3/15/2035	60,000	58,409
American Tower Corp.:
1.45%, 9/15/2026	348,000	328,888
1.50%, 1/31/2028	231,000	208,360
1.60%, 4/15/2026	385,000	369,846
2.10%, 6/15/2030	191,000	163,538
2.30%, 9/15/2031	305,000	253,376
2.70%, 4/15/2031	160,000	138,190
2.75%, 1/15/2027	293,000	281,482
2.90%, 1/15/2030	274,000	246,668
2.95%, 1/15/2051 (b)	301,000	186,551
3.10%, 6/15/2050	464,000	298,041
3.13%, 1/15/2027	119,000	115,118
3.38%, 10/15/2026	246,000	240,273
3.55%, 7/15/2027	230,000	222,819
3.70%, 10/15/2049	150,000	108,125
3.80%, 8/15/2029	260,000	246,199
3.95%, 3/15/2029	447,000	428,239
5.00%, 1/31/2030	210,000	208,753
5.20%, 2/15/2029	203,000	204,145
5.25%, 7/15/2028	150,000	151,026
5.40%, 1/31/2035	250,000	247,440
5.45%, 2/15/2034	200,000	199,946
5.55%, 7/15/2033	450,000	452,970
5.65%, 3/15/2033	401,000	406,293
5.80%, 11/15/2028	289,000	296,439
5.90%, 11/15/2033	322,000	331,608
Security Description	Principal Amount	Value
Americold Realty Operating Partnership LP 5.41%, 9/12/2034 (b)	$290,000	$277,547
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	300,000	268,206
2.05%, 1/15/2032 (b)	362,000	299,758
Series MTN, 2.45%, 1/15/2031	253,000	219,174
Series GMTN, 2.95%, 5/11/2026	267,000	260,774
Series MTN, 3.20%, 1/15/2028	401,000	383,625
Series MTN, 3.30%, 6/1/2029	139,000	130,200
Series MTN, 4.35%, 4/15/2048 (b)	50,000	41,177
5.00%, 2/15/2033	250,000	246,213
5.30%, 12/7/2033	215,000	215,286
Boston Properties LP:
2.45%, 10/1/2033 (b)	365,000	281,532
2.75%, 10/1/2026	589,000	567,501
2.90%, 3/15/2030	219,000	193,598
3.25%, 1/30/2031 (b)	420,000	369,356
3.40%, 6/21/2029 (b)	337,000	309,403
3.65%, 2/1/2026	339,000	334,135
4.50%, 12/1/2028	450,000	438,034
5.75%, 1/15/2035	250,000	245,313
Brixmor Operating Partnership LP:
2.25%, 4/1/2028 (b)	200,000	182,844
2.50%, 8/16/2031	169,000	141,970
4.05%, 7/1/2030 (b)	192,000	181,448
4.13%, 5/15/2029 (b)	194,000	186,048
5.50%, 2/15/2034	355,000	351,872
5.75%, 2/15/2035	200,000	201,802
Camden Property Trust:
3.15%, 7/1/2029	316,000	293,697
4.90%, 1/15/2034	451,000	437,723
CBRE Services, Inc. 5.95%, 8/15/2034	250,000	258,210
COPT Defense Properties LP:
2.25%, 3/15/2026	206,000	199,340
2.75%, 4/15/2031	200,000	170,688
2.90%, 12/1/2033	166,000	133,429
Cousins Properties LP:
5.38%, 2/15/2032	125,000	122,860
5.88%, 10/1/2034	250,000	250,462
Crown Castle, Inc.:
1.05%, 7/15/2026	200,000	188,910
2.10%, 4/1/2031	360,000	297,976
2.25%, 1/15/2031	276,000	231,857
3.10%, 11/15/2029	150,000	136,532
3.25%, 1/15/2051 (b)	310,000	201,999
3.30%, 7/1/2030 (b)	526,000	478,060
3.65%, 9/1/2027	227,000	220,047
3.70%, 6/15/2026	304,000	299,078

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 2/15/2028	$615,000	$592,054
4.00%, 11/15/2049	150,000	111,806
4.15%, 7/1/2050	107,000	82,099
4.30%, 2/15/2029	255,000	246,825
4.90%, 9/1/2029	342,000	338,347
5.00%, 1/11/2028	430,000	429,484
5.10%, 5/1/2033	488,000	475,878
5.20%, 9/1/2034 (b)	250,000	243,788
5.60%, 6/1/2029 (b)	270,000	275,203
CubeSmart LP:
2.50%, 2/15/2032	189,000	158,029
3.00%, 2/15/2030	225,000	202,511
3.13%, 9/1/2026	150,000	145,815
4.38%, 2/15/2029	110,000	106,828
Digital Realty Trust LP:
3.60%, 7/1/2029	380,000	358,982
3.70%, 8/15/2027	274,000	266,717
5.55%, 1/15/2028	639,000	648,796
DOC Dr. LLC 3.95%, 1/15/2028	215,000	208,636
EPR Properties:
3.60%, 11/15/2031 (b)	297,000	259,851
3.75%, 8/15/2029	131,000	121,311
4.50%, 6/1/2027	200,000	196,646
4.95%, 4/15/2028	176,000	173,001
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034 (b)	245,000	246,022
Equinix, Inc.:
1.45%, 5/15/2026	151,000	144,480
1.55%, 3/15/2028	490,000	441,083
1.80%, 7/15/2027 (b)	155,000	144,080
2.00%, 5/15/2028	100,000	90,907
2.15%, 7/15/2030	569,000	489,448
2.50%, 5/15/2031	136,000	116,177
2.90%, 11/18/2026	200,000	193,196
2.95%, 9/15/2051	525,000	322,576
ERP Operating LP:
2.50%, 2/15/2030	526,000	467,682
2.85%, 11/1/2026	136,000	131,810
3.00%, 7/1/2029	200,000	184,580
3.25%, 8/1/2027	200,000	192,672
4.15%, 12/1/2028	332,000	324,490
4.50%, 6/1/2045	83,000	70,478
4.65%, 9/15/2034	215,000	203,768
Essex Portfolio LP:
1.65%, 1/15/2031	196,000	159,268
1.70%, 3/1/2028	170,000	153,655
2.55%, 6/15/2031	128,000	108,719
3.00%, 1/15/2030	377,000	341,027
4.00%, 3/1/2029	180,000	173,140
5.50%, 4/1/2034 (b)	400,000	400,004
Extra Space Storage LP:
2.35%, 3/15/2032	200,000	163,490
3.50%, 7/1/2026	297,000	291,633
Security Description	Principal Amount	Value
3.88%, 12/15/2027	$382,000	$373,436
4.00%, 6/15/2029	168,000	160,752
5.35%, 1/15/2035 (b)	95,000	93,684
5.40%, 2/1/2034	245,000	243,008
5.70%, 4/1/2028	150,000	153,138
5.90%, 1/15/2031	225,000	232,110
Federal Realty OP LP:
3.25%, 7/15/2027	150,000	144,246
3.50%, 6/1/2030	277,000	254,037
4.50%, 12/1/2044	570,000	476,942
5.38%, 5/1/2028	200,000	201,912
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	125,000	107,323
4.00%, 1/15/2030	470,000	436,494
4.00%, 1/15/2031	296,000	271,192
5.38%, 4/15/2026	203,000	203,195
5.63%, 9/15/2034	250,000	245,460
5.75%, 6/1/2028	347,000	349,956
6.25%, 9/15/2054	180,000	178,693
Healthcare Realty Holdings LP:
2.00%, 3/15/2031	314,000	256,858
3.50%, 8/1/2026	117,000	114,339
3.63%, 1/15/2028	308,000	292,825
Healthpeak OP LLC:
3.00%, 1/15/2030 (b)	339,000	307,242
3.25%, 7/15/2026	315,000	308,010
3.50%, 7/15/2029	251,000	235,087
5.25%, 12/15/2032	315,000	312,606
Highwoods Realty LP:
3.05%, 2/15/2030	216,000	190,594
3.88%, 3/1/2027	175,000	170,310
4.13%, 3/15/2028	189,000	180,792
Host Hotels & Resorts LP:
Series H, 3.38%, 12/15/2029	430,000	393,471
Series I, 3.50%, 9/15/2030	217,000	196,489
Series F, 4.50%, 2/1/2026	110,000	109,383
5.50%, 4/15/2035 (b)	350,000	342,702
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031	305,000	247,681
2.30%, 11/15/2028	225,000	203,049
4.15%, 4/15/2032 (b)	340,000	313,364
4.88%, 2/1/2035	40,000	37,861
5.45%, 8/15/2030	100,000	101,297
Kilroy Realty LP:
2.50%, 11/15/2032	304,000	235,864
2.65%, 11/15/2033	145,000	110,895
3.05%, 2/15/2030	200,000	175,302
4.25%, 8/15/2029	200,000	188,384
4.75%, 12/15/2028	477,000	465,571
Kimco Realty OP LLC:
1.90%, 3/1/2028	150,000	137,045
2.70%, 10/1/2030	150,000	133,043

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 10/1/2049 (b)	$200,000	$145,146
4.45%, 9/1/2047 (b)	275,000	226,276
4.60%, 2/1/2033 (b)	350,000	333,354
4.85%, 3/1/2035 (b)	45,000	42,804
6.40%, 3/1/2034	322,000	342,527
Kite Realty Group LP:
4.00%, 10/1/2026	238,000	234,616
4.95%, 12/15/2031	350,000	340,060
Life Storage LP 4.00%, 6/15/2029	500	463
LXP Industrial Trust:
2.70%, 9/15/2030	110,000	95,099
6.75%, 11/15/2028	114,000	119,200
Mid-America Apartments LP:
2.75%, 3/15/2030	560,000	501,127
3.60%, 6/1/2027	166,000	161,961
4.95%, 3/1/2035	500,000	481,990
5.00%, 3/15/2034 (b)	87,000	84,627
National Health Investors, Inc. 3.00%, 2/1/2031 (b)	187,000	160,573
NNN REIT, Inc.:
3.00%, 4/15/2052 (b)	200,000	121,840
3.10%, 4/15/2050	196,000	123,882
3.50%, 10/15/2027	421,000	406,867
3.50%, 4/15/2051	137,000	92,835
5.50%, 6/15/2034 (b)	334,000	333,061
5.60%, 10/15/2033	200,000	201,596
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	171,000	142,927
3.38%, 2/1/2031	153,000	135,755
4.50%, 4/1/2027	150,000	148,133
4.75%, 1/15/2028 (b)	140,000	138,110
5.25%, 1/15/2026	198,000	198,325
Phillips Edison Grocery Center Operating Partnership I LP 4.95%, 1/15/2035	200,000	188,158
Piedmont Operating Partnership LP:
3.15%, 8/15/2030	312,000	267,665
9.25%, 7/20/2028	195,000	214,369
Prologis LP:
1.63%, 3/15/2031	200,000	163,158
1.75%, 7/1/2030	360,400	304,026
1.75%, 2/1/2031	323,000	267,906
2.13%, 10/15/2050	200,000	105,004
2.25%, 4/15/2030	281,000	245,757
2.25%, 1/15/2032	343,000	285,462
3.00%, 4/15/2050	200,000	128,202
3.25%, 6/30/2026	384,000	377,126
3.38%, 12/15/2027	125,000	120,923
4.00%, 9/15/2028	120,000	116,782
4.38%, 2/1/2029 (b)	220,000	216,291
4.63%, 1/15/2033 (b)	566,000	545,703
4.88%, 6/15/2028 (b)	181,000	181,483
5.00%, 3/15/2034	362,000	353,439
Security Description	Principal Amount	Value
5.00%, 1/31/2035 (b)	$70,000	$68,225
5.13%, 1/15/2034	300,000	295,641
5.25%, 3/15/2054	100,000	93,480
Public Storage Operating Co.:
1.50%, 11/9/2026	390,000	369,037
1.85%, 5/1/2028 (b)	254,000	231,666
3.09%, 9/15/2027	275,000	264,484
3.39%, 5/1/2029 (b)	266,000	251,109
5.10%, 8/1/2033	498,000	494,658
5.35%, 8/1/2053	556,000	529,512
Realty Income Corp.:
0.75%, 3/15/2026	273,000	260,401
2.85%, 12/15/2032	140,000	118,188
3.10%, 12/15/2029	217,000	199,213
3.25%, 1/15/2031	246,000	221,990
3.40%, 1/15/2030	263,000	244,477
3.65%, 1/15/2028 (b)	205,000	197,993
3.95%, 8/15/2027	482,000	474,153
4.00%, 7/15/2029	172,000	165,528
4.13%, 10/15/2026	239,500	237,201
4.75%, 2/15/2029 (b)	474,000	470,507
4.88%, 6/1/2026 (b)	200,000	200,516
4.90%, 7/15/2033	200,000	193,864
5.05%, 1/13/2026	655,000	655,052
5.38%, 9/1/2054 (b)	80,000	75,965
5.63%, 10/13/2032	331,000	338,259
Regency Centers LP:
2.95%, 9/15/2029	500,000	458,185
3.70%, 6/15/2030	525,000	490,339
5.10%, 1/15/2035	160,000	156,034
5.25%, 1/15/2034	125,000	123,316
Rexford Industrial Realty LP:
2.15%, 9/1/2031	235,000	191,182
5.00%, 6/15/2028	155,000	154,380
Sabra Health Care LP 5.13%, 8/15/2026	550,000	550,055
Safehold GL Holdings LLC:
5.65%, 1/15/2035	500,000	487,595
6.10%, 4/1/2034 (b)	250,000	254,382
Simon Property Group LP:
1.38%, 1/15/2027 (b)	443,000	415,184
1.75%, 2/1/2028	285,000	260,798
2.20%, 2/1/2031	397,000	337,760
2.25%, 1/15/2032 (b)	216,000	179,254
2.45%, 9/13/2029	308,000	276,843
2.65%, 7/15/2030	286,000	254,466
3.25%, 11/30/2026 (b)	102,000	99,499
3.25%, 9/13/2049 (b)	721,000	483,531
3.30%, 1/15/2026	529,000	521,679
3.38%, 12/1/2027	614,000	594,156
4.75%, 9/26/2034	200,000	189,632
5.50%, 3/8/2033	140,000	142,157
5.85%, 3/8/2053	350,000	352,856
6.75%, 2/1/2040	200,000	220,676

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Store Capital LLC 4.63%, 3/15/2029	$449,000	$432,145
Sun Communities Operating LP:
2.70%, 7/15/2031	325,250	273,581
5.70%, 1/15/2033	454,000	451,703
Tanger Properties LP 2.75%, 9/1/2031	353,000	297,914
UDR, Inc.:
Series MTN, 2.10%, 6/15/2033	59,000	45,435
Series MTN, 4.40%, 1/26/2029	421,000	409,111
5.13%, 9/1/2034	440,000	426,083
Ventas Realty LP:
2.50%, 9/1/2031 (b)	127,000	107,024
3.25%, 10/15/2026	431,000	419,372
4.75%, 11/15/2030 (b)	350,000	342,146
4.88%, 4/15/2049	210,000	180,638
5.00%, 1/15/2035	375,000	358,391
5.63%, 7/1/2034	205,000	206,179
VICI Properties LP:
4.75%, 2/15/2028	550,000	545,726
5.13%, 11/15/2031	870,000	850,303
5.63%, 5/15/2052 (b)	200,000	185,416
5.75%, 4/1/2034 (b)	370,000	372,671
Welltower OP LLC:
2.05%, 1/15/2029	283,000	253,036
2.75%, 1/15/2031	252,000	219,815
2.80%, 6/1/2031	378,000	328,883
4.13%, 3/15/2029	438,000	424,045
4.25%, 4/1/2026	35,000	34,838
4.25%, 4/15/2028	309,000	302,644
4.95%, 9/1/2048	207,000	185,714
Weyerhaeuser Co.:
3.38%, 3/9/2033	132,000	114,699
4.00%, 11/15/2029	200,000	190,824
4.00%, 3/9/2052 (b)	200,000	150,456
4.75%, 5/15/2026	525,000	524,942
WP Carey, Inc.:
2.40%, 2/1/2031	45,000	38,252
3.85%, 7/15/2029 (b)	365,000	347,290
5.38%, 6/30/2034	200,000	198,270
		74,452,862
RETAIL — 0.6%
AutoNation, Inc.:
3.85%, 3/1/2032 (b)	375,000	336,296
4.75%, 6/1/2030 (b)	303,000	293,101
AutoZone, Inc.:
3.75%, 6/1/2027 (b)	200,000	195,406
3.75%, 4/18/2029	514,000	490,089
4.00%, 4/15/2030	362,000	344,899
4.75%, 8/1/2032	549,000	531,141
4.75%, 2/1/2033	155,000	148,777
5.05%, 7/15/2026	170,000	170,984
Security Description	Principal Amount	Value
5.20%, 8/1/2033	$200,000	$197,088
5.40%, 7/15/2034 (b)	355,000	353,030
6.25%, 11/1/2028	250,000	261,495
Best Buy Co., Inc. 4.45%, 10/1/2028 (b)	355,000	349,114
Costco Wholesale Corp.:
1.38%, 6/20/2027	448,000	416,371
1.60%, 4/20/2030	308,000	263,537
1.75%, 4/20/2032 (b)	209,000	170,015
3.00%, 5/18/2027 (b)	438,000	425,364
Darden Restaurants, Inc.:
4.35%, 10/15/2027	275,000	271,296
4.55%, 10/15/2029 (b)	180,000	175,527
Dick's Sporting Goods, Inc.:
3.15%, 1/15/2032 (b)	129,000	113,021
4.10%, 1/15/2052 (b)	363,000	265,146
Dollar General Corp.:
3.50%, 4/3/2030 (b)	496,000	455,001
4.63%, 11/1/2027	141,000	140,044
5.00%, 11/1/2032	325,000	311,776
5.20%, 7/5/2028 (b)	225,000	225,670
5.45%, 7/5/2033 (b)	618,000	607,506
Dollar Tree, Inc. 4.20%, 5/15/2028 (b)	481,000	467,537
Ferguson Enterprises, Inc. 5.00%, 10/3/2034	125,000	119,518
Genuine Parts Co.:
2.75%, 2/1/2032 (b)	200,000	168,766
4.95%, 8/15/2029	250,000	249,140
6.88%, 11/1/2033 (b)	200,000	219,462
Home Depot, Inc.:
0.90%, 3/15/2028 (b)	209,766	187,273
1.38%, 3/15/2031	297,000	240,478
1.50%, 9/15/2028	348,000	311,060
1.88%, 9/15/2031	324,000	267,750
2.13%, 9/15/2026 (b)	714,000	687,025
2.38%, 3/15/2051	200,000	112,842
2.50%, 4/15/2027	412,000	394,255
2.70%, 4/15/2030	614,000	552,809
3.00%, 4/1/2026	418,000	410,626
3.13%, 12/15/2049	805,000	539,205
3.25%, 4/15/2032	220,000	196,302
3.30%, 4/15/2040	250,000	194,630
3.35%, 4/15/2050	526,000	367,516
3.63%, 4/15/2052	924,000	669,937
3.90%, 12/6/2028 (b)	323,000	314,815
3.90%, 6/15/2047	245,000	191,713
4.20%, 4/1/2043	473,000	399,273
4.25%, 4/1/2046	698,000	580,799
4.40%, 3/15/2045	246,000	210,180
4.50%, 9/15/2032 (b)	245,000	238,383
4.50%, 12/6/2048	410,000	350,029
4.75%, 6/25/2029	225,000	225,412
4.85%, 6/25/2031	310,000	309,777
4.88%, 6/25/2027	170,000	171,596

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 2/15/2044	$1,200,000	$1,096,992
4.95%, 9/30/2026	514,000	518,667
4.95%, 6/25/2034	310,000	305,617
4.95%, 9/15/2052 (b)	320,000	291,427
5.15%, 6/25/2026	115,000	116,150
5.30%, 6/25/2054	105,000	100,715
5.40%, 9/15/2040	350,000	349,069
5.40%, 6/25/2064	200,000	191,566
5.88%, 12/16/2036	893,000	941,195
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (b)	893,000	798,431
1.70%, 10/15/2030 (b)	1,046,000	873,703
2.50%, 4/15/2026	445,000	433,977
2.63%, 4/1/2031 (b)	600,800	521,789
2.80%, 9/15/2041	400,000	274,016
3.00%, 10/15/2050	349,000	217,277
3.10%, 5/3/2027 (b)	512,000	495,176
3.50%, 4/1/2051 (b)	375,000	255,795
3.65%, 4/5/2029	458,000	436,108
3.75%, 4/1/2032	785,000	718,463
4.25%, 4/1/2052	666,000	519,440
4.50%, 4/15/2030 (b)	404,000	396,352
4.80%, 4/1/2026	500,000	500,875
5.00%, 4/15/2033 (b)	230,000	226,492
5.13%, 4/15/2050	200,000	179,128
5.15%, 7/1/2033 (b)	560,000	556,746
5.63%, 4/15/2053	410,000	394,637
5.75%, 7/1/2053	580,000	568,151
6.50%, 3/15/2029	163,000	173,667
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	310,000	270,745
Series MTN, 2.63%, 9/1/2029 (b)	626,000	570,136
Series MTN, 3.50%, 3/1/2027 (b)	502,000	490,559
Series MTN, 3.50%, 7/1/2027	475,000	462,840
Series MTN, 3.60%, 7/1/2030 (b)	150,000	140,610
Series MTN, 3.63%, 9/1/2049 (b)	330,000	237,838
Series MTN, 3.70%, 1/30/2026	505,000	501,106
Series MTN, 3.70%, 2/15/2042	219,000	171,543
Series MTN, 4.20%, 4/1/2050 (b)	150,000	118,821
Series MTN, 4.45%, 3/1/2047	305,000	256,526
Series MTN, 4.45%, 9/1/2048	383,000	319,671
Series MTN, 4.60%, 9/9/2032 (b)	415,000	403,940
Series MTN, 4.70%, 12/9/2035	543,000	518,185
Security Description	Principal Amount	Value
Series MTN, 4.88%, 7/15/2040	$93,000	$86,273
Series MTN, 5.70%, 2/1/2039	364,000	369,930
Series MTN, 6.30%, 10/15/2037	393,000	422,652
Series MTN, 6.30%, 3/1/2038	327,000	351,231
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031 (b)	260,000	213,130
3.55%, 3/15/2026 (b)	519,000	511,833
3.60%, 9/1/2027	258,000	250,392
4.20%, 4/1/2030 (b)	414,500	399,043
4.35%, 6/1/2028 (b)	98,000	96,261
4.70%, 6/15/2032	75,000	72,492
5.00%, 8/19/2034	250,000	242,470
Ross Stores, Inc. 0.88%, 4/15/2026 (b)	374,000	356,216
Starbucks Corp.:
2.00%, 3/12/2027 (b)	631,000	596,137
2.55%, 11/15/2030	231,500	202,750
3.00%, 2/14/2032 (b)	110,000	96,152
3.35%, 3/12/2050	202,000	134,684
3.50%, 3/1/2028	334,000	322,230
3.50%, 11/15/2050 (b)	405,400	280,630
3.55%, 8/15/2029 (b)	251,000	237,682
3.75%, 12/1/2047	446,000	325,919
4.00%, 11/15/2028	288,000	279,121
4.30%, 6/15/2045	400,000	323,992
4.50%, 11/15/2048 (b)	500,000	413,880
5.00%, 2/15/2034 (b)	500,000	489,425
Target Corp.:
1.95%, 1/15/2027 (b)	280,000	266,448
2.35%, 2/15/2030	295,000	262,066
2.50%, 4/15/2026	314,000	306,379
2.65%, 9/15/2030	231,000	205,870
2.95%, 1/15/2052 (b)	200,000	127,682
3.38%, 4/15/2029 (b)	451,000	428,017
4.00%, 7/1/2042 (b)	275,000	229,688
4.40%, 1/15/2033 (b)	237,000	226,835
4.50%, 9/15/2032 (b)	548,000	529,680
4.50%, 9/15/2034 (b)	145,000	137,794
4.80%, 1/15/2053 (b)	195,000	174,166
6.35%, 11/1/2032	200,000	217,216
6.50%, 10/15/2037	180,000	197,478
TJX Cos., Inc.:
2.25%, 9/15/2026	200,000	192,814
3.88%, 4/15/2030	100,000	95,324
4.50%, 4/15/2050	200,000	173,052
Tractor Supply Co. 1.75%, 11/1/2030 (b)	287,000	239,900
Walmart, Inc.:
1.05%, 9/17/2026	368,000	348,157
1.50%, 9/22/2028 (b)	300,000	269,445
2.50%, 9/22/2041	423,000	291,181
2.65%, 9/22/2051	405,000	249,970

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 9/24/2049	$942,000	$630,255
3.25%, 7/8/2029 (b)	431,000	408,847
3.63%, 12/15/2047	315,000	240,518
3.90%, 4/15/2028 (b)	310,000	304,525
3.95%, 9/9/2027 (b)	634,000	627,330
3.95%, 6/28/2038	1,093,000	978,563
4.00%, 4/15/2030 (b)	164,000	160,343
4.05%, 6/29/2048	204,000	167,247
4.10%, 4/15/2033 (b)	400,000	380,772
4.15%, 9/9/2032 (b)	420,000	404,481
4.30%, 4/22/2044	300,000	262,803
4.50%, 9/9/2052	492,000	428,852
4.50%, 4/15/2053 (b)	433,000	377,282
5.63%, 4/1/2040	200,000	208,690
6.20%, 4/15/2038	438,000	483,771
6.50%, 8/15/2037	300,000	338,532
		52,420,441
SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032	134,000	124,462
Analog Devices, Inc.:
1.70%, 10/1/2028 (b)	677,000	607,371
2.10%, 10/1/2031	274,000	229,576
2.80%, 10/1/2041	255,000	179,665
3.45%, 6/15/2027	179,000	174,444
3.50%, 12/5/2026	472,000	463,424
Applied Materials, Inc.:
1.75%, 6/1/2030	540,000	461,311
2.75%, 6/1/2050 (b)	200,000	124,840
4.35%, 4/1/2047	499,000	422,404
4.80%, 6/15/2029 (b)	415,000	416,498
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	995,000	979,219
Broadcom, Inc.:
1.95%, 2/15/2028 (f)	479,000	438,501
2.45%, 2/15/2031 (f)	656,000	566,082
2.60%, 2/15/2033 (f)	250,000	206,795
3.14%, 11/15/2035 (f)	644,000	526,071
3.19%, 11/15/2036 (f)	906,000	729,701
3.42%, 4/15/2033 (f)	1,678,000	1,469,307
3.47%, 4/15/2034 (f)	1,019,000	882,974
3.50%, 2/15/2041 (f)	569,000	444,241
3.75%, 2/15/2051 (f)	470,000	349,412
4.11%, 9/15/2028	718,000	701,335
4.15%, 2/15/2028	305,000	299,882
4.15%, 11/15/2030	566,000	542,086
4.15%, 4/15/2032 (b) (f)	867,000	812,310
4.30%, 11/15/2032	127,000	119,822
4.35%, 2/15/2030	175,000	170,202
4.55%, 2/15/2032 (b)	250,000	241,718
4.75%, 4/15/2029	578,000	573,989
4.80%, 10/15/2034 (b)	736,000	710,262
4.93%, 5/15/2037 (f)	771,000	733,899
5.00%, 4/15/2030 (b)	608,000	608,316
Security Description	Principal Amount	Value
5.05%, 7/12/2027	$250,000	$252,428
5.05%, 7/12/2029	720,000	722,686
5.15%, 11/15/2031	270,000	271,747
Intel Corp.:
1.60%, 8/12/2028	364,000	321,678
2.00%, 8/12/2031 (b)	529,000	426,051
2.45%, 11/15/2029 (b)	1,255,000	1,100,848
2.80%, 8/12/2041	150,000	95,618
3.05%, 8/12/2051 (b)	200,000	113,784
3.10%, 2/15/2060	440,000	234,621
3.15%, 5/11/2027	573,000	549,696
3.25%, 11/15/2049	834,000	499,508
3.73%, 12/8/2047	723,000	478,489
3.90%, 3/25/2030 (b)	754,000	705,495
4.00%, 8/5/2029	425,000	404,787
4.10%, 5/19/2046	210,000	149,764
4.10%, 5/11/2047	800,000	567,912
4.25%, 12/15/2042 (b)	450,000	342,266
4.60%, 3/25/2040	173,000	143,910
4.75%, 3/25/2050	1,173,000	907,081
4.88%, 2/10/2026	178,000	178,028
4.88%, 2/10/2028	575,000	571,883
4.90%, 8/5/2052	589,000	464,338
4.95%, 3/25/2060 (b)	250,000	195,418
5.05%, 8/5/2062	488,000	380,830
5.15%, 2/21/2034 (b)	213,000	204,367
5.20%, 2/10/2033 (b)	310,000	299,485
5.60%, 2/21/2054 (b)	200,000	175,578
5.63%, 2/10/2043	300,000	274,212
5.70%, 2/10/2053 (b)	1,568,000	1,388,448
KLA Corp.:
3.30%, 3/1/2050	493,000	340,969
4.10%, 3/15/2029	359,000	349,928
4.70%, 2/1/2034	200,000	194,130
4.95%, 7/15/2052 (b)	530,000	481,012
5.00%, 3/15/2049	264,000	243,395
Lam Research Corp.:
2.88%, 6/15/2050 (b)	200,000	126,366
3.75%, 3/15/2026	354,000	350,446
4.00%, 3/15/2029 (b)	204,000	198,343
4.88%, 3/15/2049	501,000	450,008
Marvell Technology, Inc.:
2.95%, 4/15/2031	324,000	284,378
4.88%, 6/22/2028	170,000	168,990
5.95%, 9/15/2033	715,000	742,699
Microchip Technology, Inc.:
4.90%, 3/15/2028	250,000	249,145
5.05%, 3/15/2029	481,000	479,855
5.05%, 2/15/2030	250,000	248,398
Micron Technology, Inc.:
4.19%, 2/15/2027	329,000	324,364
4.66%, 2/15/2030 (b)	300,000	292,719
4.98%, 2/6/2026	234,000	234,197
5.33%, 2/6/2029	285,000	286,445
5.38%, 4/15/2028 (b)	440,000	444,708

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 9/15/2033 (b)	$860,000	$882,463
NVIDIA Corp.:
2.00%, 6/15/2031	317,000	269,406
2.85%, 4/1/2030	774,000	708,891
3.20%, 9/16/2026	670,000	656,942
3.50%, 4/1/2040	482,000	398,730
3.50%, 4/1/2050	357,000	264,940
3.70%, 4/1/2060 (b)	200,000	147,896
NXP BV/NXP Funding LLC 5.55%, 12/1/2028 (b)	428,000	435,066
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032	389,000	327,254
3.13%, 2/15/2042	350,000	243,831
3.25%, 5/11/2041	345,000	251,933
3.25%, 11/30/2051 (b)	225,000	144,052
4.30%, 6/18/2029 (b)	274,000	265,566
4.40%, 6/1/2027	531,000	525,515
5.00%, 1/15/2033 (b)	342,000	332,598
Qorvo, Inc. 4.38%, 10/15/2029	340,000	319,005
QUALCOMM, Inc.:
1.30%, 5/20/2028 (b)	435,000	390,156
1.65%, 5/20/2032	321,000	255,914
3.25%, 5/20/2027	636,000	618,637
4.25%, 5/20/2032 (b)	245,000	235,661
4.30%, 5/20/2047	522,000	431,443
4.50%, 5/20/2052	200,000	167,408
4.65%, 5/20/2035 (b)	311,000	300,578
4.80%, 5/20/2045	250,000	225,435
5.40%, 5/20/2033 (b)	250,000	257,813
6.00%, 5/20/2053 (b)	315,000	328,869
Skyworks Solutions, Inc. 1.80%, 6/1/2026	245,000	234,651
Texas Instruments, Inc.:
1.75%, 5/4/2030	320,000	273,837
1.90%, 9/15/2031 (b)	135,000	112,988
2.25%, 9/4/2029 (b)	202,000	181,374
2.70%, 9/15/2051	200,000	121,282
2.90%, 11/3/2027 (b)	397,000	380,560
3.88%, 3/15/2039	138,000	118,484
4.15%, 5/15/2048	418,000	340,210
4.60%, 2/15/2028	115,000	115,174
4.85%, 2/8/2034 (b)	225,000	221,416
4.90%, 3/14/2033 (b)	232,000	230,453
5.00%, 3/14/2053	1,010,000	922,958
5.05%, 5/18/2063	150,000	135,120
5.15%, 2/8/2054	250,000	233,970
TSMC Arizona Corp.:
1.75%, 10/25/2026	316,000	299,675
2.50%, 10/25/2031	639,000	547,329
3.13%, 10/25/2041	429,000	328,309
3.25%, 10/25/2051 (b)	200,000	143,438
3.88%, 4/22/2027	375,000	368,351
4.25%, 4/22/2032	250,000	238,733
Security Description	Principal Amount	Value
Xilinx, Inc. 2.38%, 6/1/2030	$356,000	$313,821
		49,469,705
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	350,000	314,405
3.48%, 12/1/2027	200,500	192,536
5.35%, 1/15/2030	125,000	125,214
5.75%, 1/15/2035 (b)	105,000	104,630
		736,785
SOFTWARE — 0.6%
Adobe, Inc.:
2.15%, 2/1/2027	632,000	602,966
2.30%, 2/1/2030 (b)	508,000	451,861
4.80%, 4/4/2029 (b)	300,000	301,350
AppLovin Corp.:
5.13%, 12/1/2029	200,000	199,386
5.38%, 12/1/2031	200,000	200,156
5.50%, 12/1/2034	300,000	297,366
5.95%, 12/1/2054	210,000	207,291
Atlassian Corp. 5.25%, 5/15/2029	500,000	503,415
Autodesk, Inc.:
2.40%, 12/15/2031	302,000	253,662
2.85%, 1/15/2030	39,000	35,321
3.50%, 6/15/2027	316,000	306,852
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	403,000	344,637
3.40%, 6/27/2026	293,000	287,351
Cadence Design Systems, Inc.:
4.20%, 9/10/2027	85,000	84,028
4.30%, 9/10/2029	250,000	245,047
4.70%, 9/10/2034	155,000	148,636
Concentrix Corp.:
6.60%, 8/2/2028 (b)	600,000	614,748
6.85%, 8/2/2033 (b)	575,000	579,335
Electronic Arts, Inc.:
1.85%, 2/15/2031	251,000	208,425
4.80%, 3/1/2026	200,000	200,066
Fidelity National Information Services, Inc.:
1.65%, 3/1/2028 (b)	764,000	691,061
3.10%, 3/1/2041	299,000	217,280
3.75%, 5/21/2029	135,000	127,898
5.10%, 7/15/2032	331,000	329,348
Fiserv, Inc.:
2.25%, 6/1/2027 (b)	539,600	509,010
2.65%, 6/1/2030	554,500	490,145
3.20%, 7/1/2026	655,000	640,511
3.50%, 7/1/2029	741,000	695,362
4.40%, 7/1/2049	583,000	476,346
4.75%, 3/15/2030	440,000	434,359

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.35%, 3/15/2031 (b)	$200,000	$203,272
5.45%, 3/15/2034	605,000	605,351
5.63%, 8/21/2033	570,000	580,243
Intuit, Inc.:
1.35%, 7/15/2027	228,000	210,284
1.65%, 7/15/2030	155,000	130,659
5.20%, 9/15/2033	500,000	500,915
5.50%, 9/15/2053 (b)	525,000	514,962
Microsoft Corp.:
2.40%, 8/8/2026	1,245,000	1,208,260
2.50%, 9/15/2050	200,000	121,226
2.53%, 6/1/2050	1,680,000	1,033,183
2.68%, 6/1/2060 (b)	931,000	544,300
2.92%, 3/17/2052 (b)	2,636,000	1,746,245
3.04%, 3/17/2062	572,000	366,200
3.30%, 2/6/2027	1,288,000	1,260,978
3.40%, 9/15/2026	303,000	298,355
3.45%, 8/8/2036	425,000	370,052
3.50%, 2/12/2035 (b)	584,000	528,736
3.70%, 8/8/2046	767,000	612,411
3.95%, 8/8/2056	160,000	127,512
4.00%, 2/12/2055	200,000	161,646
4.10%, 2/6/2037 (b)	449,000	419,290
4.20%, 11/3/2035 (b)	249,000	237,705
4.25%, 2/6/2047 (b)	270,000	239,393
4.45%, 11/3/2045 (b)	200,000	184,458
4.50%, 2/6/2057 (b)	265,000	236,743
Oracle Corp.:
1.65%, 3/25/2026	928,000	894,703
2.30%, 3/25/2028 (b)	631,000	583,467
2.65%, 7/15/2026	1,258,000	1,220,474
2.80%, 4/1/2027 (b)	753,000	722,895
2.88%, 3/25/2031	1,054,000	926,171
2.95%, 4/1/2030	987,000	891,113
3.25%, 11/15/2027	978,000	940,161
3.25%, 5/15/2030 (b)	205,000	187,714
3.60%, 4/1/2040	845,000	659,666
3.60%, 4/1/2050	2,679,000	1,873,425
3.65%, 3/25/2041	483,000	375,170
3.80%, 11/15/2037	601,900	502,743
3.85%, 7/15/2036	348,000	298,107
3.85%, 4/1/2060	565,000	387,302
3.90%, 5/15/2035	467,000	408,462
3.95%, 3/25/2051	625,000	462,319
4.00%, 7/15/2046	1,148,000	882,364
4.00%, 11/15/2047	318,000	242,395
4.13%, 5/15/2045	599,000	472,084
4.20%, 9/27/2029 (b)	220,000	212,443
4.30%, 7/8/2034	544,000	500,355
4.38%, 5/15/2055	204,000	159,383
4.70%, 9/27/2034	750,000	711,090
5.38%, 7/15/2040	646,000	619,986
5.38%, 9/27/2054	750,000	692,055
5.50%, 9/27/2064	500,000	458,080
5.55%, 2/6/2053 (b)	545,000	515,701
Security Description	Principal Amount	Value
6.13%, 7/8/2039 (b)	$388,000	$402,158
6.15%, 11/9/2029	413,000	433,002
6.25%, 11/9/2032	508,000	538,129
6.50%, 4/15/2038	898,700	963,613
6.90%, 11/9/2052	290,000	324,246
Roper Technologies, Inc.:
1.40%, 9/15/2027	304,000	278,351
1.75%, 2/15/2031	962,000	790,543
2.00%, 6/30/2030	194,000	165,364
3.80%, 12/15/2026	362,000	356,324
4.50%, 10/15/2029 (b)	200,000	196,282
4.90%, 10/15/2034	200,000	192,370
Salesforce, Inc.:
1.50%, 7/15/2028	201,000	180,544
1.95%, 7/15/2031 (b)	302,000	253,568
2.70%, 7/15/2041	200,000	141,042
2.90%, 7/15/2051 (b)	636,000	406,010
3.05%, 7/15/2061 (b)	200,000	122,846
3.70%, 4/11/2028 (b)	513,000	499,600
ServiceNow, Inc. 1.40%, 9/1/2030	349,000	289,824
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	169,000	164,939
4.95%, 3/28/2028	250,000	249,845
5.00%, 3/28/2026	329,000	330,030
5.40%, 6/12/2029	295,000	298,685
VMware LLC:
1.40%, 8/15/2026	536,000	507,769
1.80%, 8/15/2028 (b)	520,000	466,513
2.20%, 8/15/2031	280,000	232,299
3.90%, 8/21/2027	415,000	405,654
4.70%, 5/15/2030	400,000	391,740
Workday, Inc.:
3.50%, 4/1/2027	45,000	43,845
3.80%, 4/1/2032	990,000	900,920
		50,451,481
TELECOMMUNICATIONS — 1.1%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	178,438
4.38%, 7/16/2042	520,000	435,323
4.38%, 4/22/2049 (b)	228,000	185,968
4.70%, 7/21/2032	200,000	191,074
6.13%, 11/15/2037 (b)	581,000	596,687
6.13%, 3/30/2040 (b)	650,000	665,684
AT&T, Inc.:
1.65%, 2/1/2028	599,500	545,089
1.70%, 3/25/2026	1,547,000	1,492,855
2.25%, 2/1/2032	743,000	613,815
2.30%, 6/1/2027	892,000	842,119
2.55%, 12/1/2033	1,192,000	960,084
2.75%, 6/1/2031	885,000	769,923
3.50%, 6/1/2041 (b)	806,000	617,428
3.50%, 9/15/2053	2,359,000	1,590,108
3.55%, 9/15/2055	2,887,000	1,947,426

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 6/1/2051	$784,000	$553,128
3.65%, 9/15/2059	2,019,000	1,339,021
3.80%, 2/15/2027	565,000	554,141
3.80%, 12/1/2057	2,170,000	1,502,682
3.85%, 6/1/2060	300,000	208,038
3.88%, 1/15/2026	400,000	396,496
4.10%, 2/15/2028	389,000	380,586
4.25%, 3/1/2027	1,007,000	997,413
4.30%, 2/15/2030	1,167,250	1,129,711
4.35%, 3/1/2029 (b)	982,000	961,172
4.50%, 5/15/2035	911,000	842,894
4.50%, 3/9/2048 (b)	650,000	535,795
4.55%, 3/9/2049 (b)	293,000	243,287
4.75%, 5/15/2046	575,000	499,307
4.85%, 3/1/2039	200,000	185,388
5.15%, 11/15/2046	350,000	321,748
5.40%, 2/15/2034 (b)	1,149,000	1,154,216
Bell Telephone Co. of Canada or Bell Canada:
Series US-5, 2.15%, 2/15/2032 (b)	229,000	186,344
4.30%, 7/29/2049	457,000	358,119
4.46%, 4/1/2048 (b)	93,000	75,257
5.10%, 5/11/2033 (b)	789,000	766,663
5.20%, 2/15/2034	550,000	536,393
British Telecommunications PLC 9.63%, 12/15/2030	1,266,500	1,534,010
Cisco Systems, Inc.:
2.50%, 9/20/2026	180,000	174,460
2.95%, 2/28/2026 (b)	307,000	301,879
4.80%, 2/26/2027	670,000	674,670
4.85%, 2/26/2029	370,000	372,227
5.05%, 2/26/2034	820,000	816,818
5.30%, 2/26/2054	500,000	485,505
5.35%, 2/26/2064	1,390,000	1,334,692
5.50%, 1/15/2040 (b)	956,000	962,874
5.90%, 2/15/2039	824,000	868,331
Corning, Inc.:
4.38%, 11/15/2057	150,000	115,082
4.70%, 3/15/2037 (b)	495,000	455,499
5.45%, 11/15/2079 (b)	297,000	268,934
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	1,084,000	1,260,042
Juniper Networks, Inc.:
2.00%, 12/10/2030 (b)	333,000	278,162
3.75%, 8/15/2029	234,000	222,230
Motorola Solutions, Inc.:
2.30%, 11/15/2030	354,000	303,059
2.75%, 5/24/2031	110,000	95,275
4.60%, 2/23/2028	586,000	580,814
5.00%, 4/15/2029	550,000	549,098
5.50%, 9/1/2044 (b)	107,000	102,933
Nokia OYJ 6.63%, 5/15/2039	400,000	407,044
Security Description	Principal Amount	Value
Orange SA:
5.38%, 1/13/2042	$689,000	$660,083
9.00%, 3/1/2031	672,000	801,179
Rogers Communications, Inc.:
2.90%, 11/15/2026	150,000	144,887
3.20%, 3/15/2027	760,000	734,076
3.80%, 3/15/2032	924,000	830,731
4.30%, 2/15/2048	200,000	156,368
4.50%, 3/15/2042 (b)	448,000	378,009
4.50%, 3/15/2043	189,000	156,883
5.00%, 2/15/2029 (b)	426,000	423,397
5.45%, 10/1/2043 (b)	167,000	156,411
7.50%, 8/15/2038	444,000	504,420
Sprint Capital Corp.:
6.88%, 11/15/2028	726,000	770,192
8.75%, 3/15/2032	875,000	1,046,132
Sprint LLC 7.63%, 3/1/2026	469,000	479,618
Telefonica Emisiones SA:
4.90%, 3/6/2048 (b)	660,000	559,310
5.21%, 3/8/2047	902,000	801,652
5.52%, 3/1/2049 (b)	236,000	217,493
7.05%, 6/20/2036	1,207,000	1,326,759
Telefonica Europe BV 8.25%, 9/15/2030	387,000	441,559
TELUS Corp.:
3.40%, 5/13/2032 (b)	525,000	463,108
3.70%, 9/15/2027	88,000	85,387
4.30%, 6/15/2049	286,000	220,700
T-Mobile USA, Inc.:
1.50%, 2/15/2026	653,000	629,851
2.05%, 2/15/2028	500,000	459,210
2.25%, 2/15/2026	650,000	631,858
2.25%, 11/15/2031	228,000	189,370
2.40%, 3/15/2029	248,000	223,361
2.55%, 2/15/2031	851,000	731,707
2.63%, 4/15/2026	768,000	748,685
2.70%, 3/15/2032	219,000	185,235
3.00%, 2/15/2041	355,000	252,991
3.30%, 2/15/2051	283,000	186,729
3.38%, 4/15/2029	300,000	280,206
3.40%, 10/15/2052	885,000	590,499
3.50%, 4/15/2025	100	100
3.50%, 4/15/2031	727,000	659,142
3.75%, 4/15/2027	387,000	378,087
3.88%, 4/15/2030	3,873,000	3,644,764
4.20%, 10/1/2029 (b)	105,000	101,596
4.38%, 4/15/2040	444,000	384,380
4.50%, 4/15/2050 (b)	782,000	641,920
4.70%, 1/15/2035	200,000	188,912
4.75%, 2/1/2028	555,000	551,537
4.80%, 7/15/2028	465,000	462,443
4.85%, 1/15/2029	406,000	403,852
5.05%, 7/15/2033	1,168,000	1,142,841
5.15%, 4/15/2034 (b)	195,000	191,558

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 6/15/2055 (b)	$225,000	$204,640
5.50%, 1/15/2055	420,000	395,732
5.65%, 1/15/2053	325,000	314,314
5.75%, 1/15/2034	665,000	681,771
5.75%, 1/15/2054	790,000	771,735
6.00%, 6/15/2054 (b)	428,000	433,594
Verizon Communications, Inc.:
1.50%, 9/18/2030 (b)	145,000	120,298
1.75%, 1/20/2031	1,037,000	854,571
2.10%, 3/22/2028	789,000	725,501
2.36%, 3/15/2032	1,574,000	1,304,563
2.55%, 3/21/2031	1,399,000	1,205,406
2.65%, 11/20/2040	409,000	279,601
2.85%, 9/3/2041	390,000	270,157
2.88%, 11/20/2050	1,008,000	617,652
2.99%, 10/30/2056	3,887,000	2,309,694
3.00%, 3/22/2027	798,250	770,886
3.00%, 11/20/2060	759,000	439,097
3.15%, 3/22/2030	277,000	253,472
3.40%, 3/22/2041	968,000	732,708
3.55%, 3/22/2051	2,383,000	1,681,826
3.70%, 3/22/2061	1,025,000	695,298
3.88%, 2/8/2029 (b)	776,000	748,219
3.88%, 3/1/2052 (b)	451,000	333,415
4.00%, 3/22/2050	454,000	345,076
4.02%, 12/3/2029	846,000	812,025
4.13%, 3/16/2027	658,000	650,512
4.13%, 8/15/2046 (b)	113,000	89,672
4.33%, 9/21/2028	496,000	486,849
4.40%, 11/1/2034 (b)	273,000	252,765
4.50%, 8/10/2033	633,500	597,498
4.81%, 3/15/2039 (b)	671,000	618,508
4.86%, 8/21/2046 (b)	650,000	580,027
5.05%, 5/9/2033	214,000	211,575
5.25%, 3/16/2037	610,000	596,196
5.50%, 2/23/2054 (b)	175,000	167,346
6.55%, 9/15/2043 (b)	725,000	795,608
7.75%, 12/1/2030	135,000	152,905
Vodafone Group PLC:
4.25%, 9/17/2050	355,000	275,484
4.38%, 2/19/2043	788,000	675,292
4.88%, 6/19/2049	886,000	761,801
5.75%, 6/28/2054 (b)	500,000	483,160
5.88%, 6/28/2064 (b)	500,000	483,720
6.15%, 2/27/2037	687,000	721,068
		88,643,883
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.55%, 11/19/2026	235,000	229,597
3.90%, 11/19/2029 (b)	547,000	514,131
6.05%, 5/14/2034	200,000	200,736
Mattel, Inc. 5.45%, 11/1/2041	228,000	204,313
		1,148,777
Security Description	Principal Amount	Value
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052 (b)	$175,000	$108,780
3.25%, 6/15/2027	480,000	466,296
3.30%, 9/15/2051	320,000	219,328
3.90%, 8/1/2046	197,000	153,786
4.05%, 6/15/2048	215,000	171,041
4.13%, 6/15/2047	130,000	105,283
4.15%, 12/15/2048	636,000	511,230
4.40%, 3/15/2042	571,000	495,822
4.45%, 3/15/2043	518,000	450,505
4.55%, 9/1/2044	230,000	200,312
4.70%, 9/1/2045	200,000	176,496
4.90%, 4/1/2044	235,000	214,891
4.95%, 9/15/2041	300,000	279,114
5.20%, 4/15/2054	910,000	857,002
5.40%, 6/1/2041	66,000	64,864
5.50%, 3/15/2055	249,000	244,471
6.15%, 5/1/2037	516,000	551,196
Canadian National Railway Co.:
2.45%, 5/1/2050	156,000	90,663
2.75%, 3/1/2026	199,000	195,080
3.20%, 8/2/2046	238,000	167,212
3.65%, 2/3/2048	996,000	750,556
3.85%, 8/5/2032	400,000	369,116
5.85%, 11/1/2033	250,000	261,595
6.13%, 11/1/2053	100,000	107,583
6.20%, 6/1/2036	215,000	230,037
6.90%, 7/15/2028	171,000	182,592
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	240,000	227,261
2.05%, 3/5/2030 (b)	210,000	182,311
2.45%, 12/2/2031 (b)	340,000	290,085
3.10%, 12/2/2051 (b)	544,000	353,921
3.50%, 5/1/2050	160,000	113,542
4.20%, 11/15/2069	478,000	350,183
4.80%, 9/15/2035	230,000	219,921
4.80%, 8/1/2045	100,000	88,531
6.13%, 9/15/2115	550,000	549,158
7.13%, 10/15/2031 (b)	332,000	368,394
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	352,000	343,204
CSX Corp.:
2.40%, 2/15/2030	249,000	220,729
2.60%, 11/1/2026	156,000	150,838
3.25%, 6/1/2027	571,000	553,253
3.35%, 9/15/2049 (b)	191,000	132,693
3.80%, 3/1/2028	297,360	289,084
4.10%, 11/15/2032 (b)	1,070,000	1,001,499
4.10%, 3/15/2044	300,000	246,120
4.25%, 3/15/2029	542,000	530,705
4.25%, 11/1/2066	450,000	340,699
4.30%, 3/1/2048	351,000	289,575

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 11/15/2052	$415,000	$350,082
4.50%, 8/1/2054 (b)	135,000	112,973
4.90%, 3/15/2055 (b)	105,000	94,104
5.20%, 11/15/2033 (b)	420,000	420,874
6.15%, 5/1/2037	200,000	212,612
FedEx Corp.:
2.40%, 5/15/2031 (b)	356,000	303,785
3.10%, 8/5/2029 (b)	682,000	631,593
3.25%, 4/1/2026	759,000	745,824
3.40%, 2/15/2028	193,000	184,973
4.05%, 2/15/2048	376,000	288,125
4.25%, 5/15/2030	352,000	340,905
4.40%, 1/15/2047	330,000	267,435
4.55%, 4/1/2046	300,000	249,738
4.90%, 1/15/2034 (b)	752,000	731,726
5.25%, 5/15/2050 (b)	285,000	260,721
FedEx Corp. Pass-Through Trust Series 2020-1, Class AA, 1.88%, 8/20/2035	157,222	130,562
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	386,000	382,117
Kirby Corp. 4.20%, 3/1/2028	441,000	426,857
Norfolk Southern Corp.:
2.30%, 5/15/2031 (b)	207,000	177,115
2.55%, 11/1/2029	346,000	311,909
2.90%, 6/15/2026	550,000	537,284
2.90%, 8/25/2051	290,000	178,657
3.05%, 5/15/2050	475,000	307,349
3.16%, 5/15/2055	200,000	126,370
3.40%, 11/1/2049	257,000	177,949
3.70%, 3/15/2053	618,000	442,951
3.80%, 8/1/2028 (b)	305,000	295,511
4.10%, 5/15/2121	220,000	152,104
4.15%, 2/28/2048	345,000	275,096
4.45%, 3/1/2033	248,000	236,371
4.55%, 6/1/2053	430,000	360,697
7.80%, 5/15/2027	150,000	160,528
Ryder System, Inc.:
Series MTN, 2.85%, 3/1/2027	145,000	138,998
Series MTN, 4.30%, 6/15/2027 (b)	250,000	246,807
Series MTN, 4.90%, 12/1/2029	250,000	247,805
Series GMTN, 4.95%, 9/1/2029	400,000	398,500
Series MTN, 5.25%, 6/1/2028	355,000	358,426
Series MTN, 5.65%, 3/1/2028 (b)	378,000	386,463
Union Pacific Corp.:
2.15%, 2/5/2027	270,000	257,445
2.38%, 5/20/2031 (b)	455,000	393,143
Security Description	Principal Amount	Value
2.40%, 2/5/2030	$601,000	$533,706
2.75%, 3/1/2026	224,000	219,352
2.80%, 2/14/2032	435,000	377,380
2.89%, 4/6/2036	693,000	559,466
2.95%, 3/10/2052 (b)	391,000	247,198
3.00%, 4/15/2027	285,000	275,626
3.25%, 2/5/2050	430,000	293,539
3.50%, 2/14/2053 (b)	821,000	578,797
3.55%, 5/20/2061	200,000	133,610
3.60%, 9/15/2037	75,000	62,801
3.70%, 3/1/2029	691,000	663,443
3.80%, 10/1/2051	424,000	316,380
3.84%, 3/20/2060	741,000	530,356
3.95%, 9/10/2028	1,038,000	1,010,389
4.00%, 4/15/2047	300,000	235,959
4.50%, 1/20/2033 (b)	100,000	96,239
4.75%, 2/21/2026	250,000	250,650
5.15%, 1/20/2063 (b)	275,000	250,407
United Parcel Service, Inc.:
2.40%, 11/15/2026	171,000	164,858
2.50%, 9/1/2029	302,000	274,098
3.05%, 11/15/2027	389,000	374,051
3.40%, 3/15/2029 (b)	478,000	454,181
3.40%, 11/15/2046	300,000	217,038
3.63%, 10/1/2042	349,000	271,072
3.75%, 11/15/2047	252,000	190,880
4.25%, 3/15/2049	340,000	276,821
4.45%, 4/1/2030 (b)	189,500	187,249
4.88%, 3/3/2033 (b)	426,000	421,242
5.15%, 5/22/2034 (b)	415,000	414,153
5.30%, 4/1/2050 (b)	315,000	301,701
5.50%, 5/22/2054	310,000	302,613
6.20%, 1/15/2038	433,000	463,817
		37,718,113
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.10%, 6/1/2051	270,000	171,037
3.25%, 9/15/2026	200,000	194,902
3.50%, 6/1/2032	406,000	358,880
3.85%, 3/30/2027 (b)	223,000	217,695
4.00%, 6/30/2030 (b)	184,000	174,132
4.55%, 11/7/2028	104,000	102,254
5.40%, 3/15/2027	210,000	212,448
6.05%, 3/15/2034	200,000	209,056
		1,640,404
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc. 2.63%, 9/16/2026	125,000	118,882
WATER — 0.1%
American Water Capital Corp.:
2.30%, 6/1/2031	570,000	481,297
2.95%, 9/1/2027	420,000	401,373
3.45%, 6/1/2029	289,500	272,622
3.75%, 9/1/2047	596,000	443,084

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 6/1/2049	$379,000	$299,258
4.20%, 9/1/2048	290,000	231,055
4.30%, 12/1/2042	300,000	253,659
4.45%, 6/1/2032	100,000	95,427
5.15%, 3/1/2034	335,000	332,082
5.45%, 3/1/2054	200,000	191,738
Essential Utilities, Inc.:
2.40%, 5/1/2031 (b)	430,000	365,633
3.57%, 5/1/2029	254,000	239,034
4.28%, 5/1/2049	245,000	192,034
4.80%, 8/15/2027	200,000	199,696
5.30%, 5/1/2052	100,000	90,969
United Utilities PLC 6.88%, 8/15/2028	305,000	321,528
		4,410,489
TOTAL CORPORATE BONDS & NOTES (Cost $2,154,752,309)		2,035,022,797
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust:
Series 2024-1, Class A3, 5.08%, 12/15/2028	350,000	352,497
Series 2023-1, Class A3, 5.46%, 5/15/2028	209,000	211,188
AmeriCredit Automobile Receivables Trust Series 2023-2, Class A3, 5.81%, 5/18/2028	750,000	760,702
BMW Vehicle Lease Trust Series 2024-1, Class A3, 4.98%, 3/25/2027	700,000	703,824
Capital One Prime Auto Receivables Trust Series 2022-1, Class A4, 3.32%, 9/15/2027	800,000	787,531
CarMax Auto Owner Trust:
Series 2024-1, Class A3, 4.92%, 10/16/2028	1,000,000	1,005,134
Series 2023-3, Class A3, 5.28%, 5/15/2028	36,000	36,320
Series 2024-2, Class A3, 5.50%, 1/16/2029	750,000	761,591
Series 2023-4, Class A3, 6.00%, 7/17/2028	255,000	259,670
Carvana Auto Receivables Trust Series 2021-P4, Class A4, 1.64%, 12/10/2027	150,000	145,015
Drive Auto Receivables Trust Series 2024-2, Class A3, 4.50%, 9/15/2028	375,000	374,090
Security Description	Principal Amount	Value
Exeter Automobile Receivables Trust Series 2024-3A, Class B, 5.57%, 9/15/2028	$250,000	$252,295
Ford Credit Auto Owner Trust:
Series 2024-B, Class A3, 5.10%, 4/15/2029	750,000	756,894
Series 2023-B, Class A3, 5.23%, 5/15/2028	150,000	151,228
Series 2024-C, Class A3, 4.07%, 7/15/2029	475,000	470,248
GM Financial Automobile Leasing Trust Series 2024-1, Class A3, 5.09%, 3/22/2027	273,000	274,846
GM Financial Consumer Automobile Receivables Trust:
Series 2021-2, Class A4, 0.82%, 10/16/2026	982,099	972,218
Series 2023-4, Class A3, 5.78%, 8/16/2028	214,000	217,531
Harley-Davidson Motorcycle Trust Series 2024-A, Class A3, 5.37%, 3/15/2029	500,000	505,914
Honda Auto Receivables Owner Trust:
Series 2024-3, Class A3, 4.57%, 3/21/2029	364,000	364,137
Series 2023-2, Class A3, 4.93%, 11/15/2027	162,000	162,748
Series 2024-1, Class A3, 5.21%, 8/15/2028	500,000	504,958
Series 2023-3, Class A3, 5.41%, 2/18/2028	519,000	524,236
Series 2023-4, Class A3, 5.67%, 6/21/2028	167,000	169,594
Series 2024-4, Class A3, 4.33%, 5/15/2029	333,000	331,620
Hyundai Auto Receivables Trust:
Series 2024-A, Class A3, 4.99%, 2/15/2029	450,000	453,282
Series 2023-B, Class A3, 5.48%, 4/17/2028	111,000	112,223
Mercedes-Benz Auto Lease Trust:
Series 2024-A, Class A3, 5.32%, 1/18/2028	214,000	216,587
Series 2024-B, Class A3, 4.23%, 2/15/2028	290,000	288,635
Mercedes-Benz Auto Receivables Trust Series 2023-2, Class A3, 5.95%, 11/15/2028	550,000	560,068

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Nissan Auto Lease Trust Series 2024-A, Class A3, 4.91%, 4/15/2027	$192,000	$192,901
Nissan Auto Receivables Owner Trust Series 2023-B, Class A3, 5.93%, 3/15/2028	140,000	142,092
Santander Drive Auto Receivables Trust:
Series 2024-3, Class A3, 5.63%, 1/16/2029	484,000	489,677
Series 2023-6, Class B, 5.98%, 4/16/2029	450,000	457,668
Toyota Auto Receivables Owner Trust:
Series 2023-B, Class A3, 4.71%, 2/15/2028	100,000	100,299
Series 2023-C, Class A3, 5.16%, 4/17/2028	111,000	111,852
Series 2024-B, Class A3, 5.33%, 1/16/2029	300,000	304,073
Series 2023-D, Class A3, 5.54%, 8/15/2028	268,000	272,037
Series 2024-D, Class A3, 4.40%, 6/15/2029	225,000	224,333
Volkswagen Auto Lease Trust Series 2024-A, Class A3, 5.21%, 6/21/2027	208,000	210,071
Volkswagen Auto Loan Enhanced Trust:
Series 2023-1, Class A3, 5.02%, 6/20/2028	140,000	140,898
Series 2023-2, Class A3, 5.48%, 12/20/2028	750,000	761,833
World Omni Auto Receivables Trust Series 2024-C, Class A3, 4.43%, 12/17/2029	225,000	223,964
		16,318,522
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2024-3, Class A, 4.65%, 7/15/2029	500,000	501,245
Series 2023-1, Class A, 4.87%, 5/15/2028	491,000	493,640
Series 2023-3, Class A, 5.23%, 9/15/2028	400,000	405,095
Series 2024-1, Class A, 5.23%, 4/15/2029	703,000	713,927
BA Credit Card Trust:
Series 2024-A1, Class A, 4.93%, 5/15/2029	750,000	757,170
Series 2023-A2, Class A2, 4.98%, 11/15/2028	482,000	486,357
Security Description	Principal Amount	Value
Barclays Dryrock Issuance Trust Series 2023-1, Class A, 4.72%, 2/15/2029	$300,000	$300,869
Capital One Multi-Asset Execution Trust:
Series 2023-A1, Class A, 4.42%, 5/15/2028	477,000	476,910
Series 2024-A1, Class A, 3.92%, 9/15/2029	2,000,000	1,967,366
Chase Issuance Trust:
Series 2024-A1, Class A, 4.60%, 1/16/2029	438,000	438,604
Series 2023-A1, Class A, 5.16%, 9/15/2028	500,000	505,845
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	269,707
Discover Card Execution Note Trust:
Series 2021-A2, Class A2, 1.03%, 9/15/2028	625,000	589,309
Series 2023-A2, Class A, 4.93%, 6/15/2028	362,000	364,478
Synchrony Card Funding LLC Series 2023-A2, Class A, 5.74%, 10/15/2029	650,000	663,039
		8,933,561
OTHER ABS — 0.1%
CNH Equipment Trust:
Series 2024-A, Class A3, 4.77%, 6/15/2029	300,000	300,899
Series 2023-A, Class A3, 4.81%, 8/15/2028	750,000	752,528
John Deere Owner Trust:
Series 2022-A, Class A4, 2.49%, 1/16/2029	485,000	478,205
Series 2024-A, Class A3, 4.96%, 11/15/2028	91,000	91,665
Series 2023-B, Class A3, 5.18%, 3/15/2028	167,000	168,233
Series 2024-B, Class A3, 5.20%, 3/15/2029	250,000	253,166
Verizon Master Trust:
Series 2023-4, Class A1A, 5.16%, 6/20/2029	410,000	414,017
Series 2024-4, Class A1A, 5.21%, 6/20/2029	500,000	504,905
Series 2024-3, Class A1A, 5.34%, 4/22/2030	1,250,000	1,269,383
		4,233,001
TOTAL ASSET-BACKED SECURITIES (Cost $29,304,722)		29,485,084

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 2.9%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
3.63%, 09/09/2027 (b)	$256,000	$250,941
3.75%, 09/05/2029	785,000	760,728
4.25%, 03/01/2028	215,000	214,005
Series GMTN, 0.50%, 02/02/2026	874,000	837,746
		2,063,420
CANADA — 0.4%
Canada Government International Bonds:
0.75%, 05/19/2026	1,670,000	1,590,334
3.75%, 04/26/2028	1,373,000	1,348,933
4.63%, 04/30/2029	230,000	231,795
Export Development Canada:
3.00%, 05/25/2027	225,000	218,023
3.75%, 09/07/2027	880,000	866,338
3.88%, 02/14/2028	200,000	197,105
4.13%, 02/13/2029	940,000	927,918
4.38%, 06/29/2026	1,345,000	1,344,209
4.75%, 06/05/2034	415,000	417,081
Province of Alberta:
1.30%, 07/22/2030	442,000	369,219
3.30%, 03/15/2028	615,000	593,353
4.50%, 06/26/2029	500,000	497,605
4.50%, 01/24/2034	430,000	415,924
Province of British Columbia:
2.25%, 06/02/2026	605,000	586,885
4.75%, 06/12/2034	824,000	811,402
4.80%, 11/15/2028	935,000	944,995
4.90%, 04/24/2029	1,475,000	1,490,679
7.25%, 09/01/2036	250,000	295,456
Province of Manitoba:
4.30%, 07/27/2033	800,000	765,117
4.90%, 05/31/2034	225,000	224,060
Province of New Brunswick 3.63%, 2/24/2028	386,000	374,286
Province of Ontario:
0.63%, 01/21/2026	440,000	422,435
1.05%, 04/14/2026	1,152,000	1,102,984
1.13%, 10/07/2030	3,334,000	2,743,824
1.80%, 10/14/2031	775,000	642,298
2.00%, 10/02/2029	597,000	531,180
2.30%, 06/15/2026	260,000	252,150
2.50%, 04/27/2026	893,000	870,470
3.10%, 05/19/2027	423,000	410,039
3.70%, 09/17/2029	400,000	384,656
4.20%, 01/18/2029	103,000	101,458
5.05%, 04/24/2034	800,000	805,802
Province of Quebec:
1.35%, 05/28/2030	402,000	338,723
2.50%, 04/20/2026	1,605,000	1,564,482
Security Description	Principal Amount	Value
2.75%, 04/12/2027	$750,000	$722,083
3.63%, 04/13/2028	240,000	233,765
4.25%, 09/05/2034	980,000	927,262
4.50%, 04/03/2029	1,447,000	1,440,422
4.50%, 09/08/2033	1,010,000	982,114
7.50%, 09/15/2029	255,000	285,190
Province of Saskatchewan 3.25%, 6/8/2027	300,000	291,122
		29,563,176
CHILE — 0.1%
Chile Government International Bonds:
2.45%, 01/31/2031	450,000	385,546
2.55%, 01/27/2032	355,000	297,559
2.55%, 07/27/2033	360,000	290,297
2.75%, 01/31/2027	349,000	332,630
3.10%, 05/07/2041	1,510,000	1,082,138
3.10%, 01/22/2061	730,000	430,718
3.24%, 02/06/2028	581,000	549,675
3.25%, 09/21/2071	247,000	145,923
3.50%, 01/31/2034	487,000	419,904
3.50%, 01/25/2050	734,000	507,086
3.50%, 04/15/2053	200,000	135,261
4.00%, 01/31/2052	695,000	520,283
4.34%, 03/07/2042	368,000	309,282
4.85%, 01/22/2029	650,000	643,680
4.95%, 01/05/2036	720,000	682,433
5.33%, 01/05/2054	285,000	263,719
		6,996,134
GERMANY — 0.1%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	225,000	131,681
0.63%, 01/22/2026	1,530,000	1,471,064
1.75%, 09/14/2029	258,000	228,766
2.88%, 04/03/2028 (b)	1,007,000	962,078
3.50%, 08/27/2027	440,000	430,712
5.00%, 03/16/2026	2,100,000	2,114,784
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026	612,000	585,366
4.63%, 04/17/2029	300,000	301,776
Series 37, 2.50%, 11/15/2027	287,000	272,420
		6,498,647
HONG KONG — 0.0% (a)
Hong Kong Government International Bonds Series GMTN, 1.75%, 11/24/2031	200,000	166,856
HUNGARY — 0.0% (a)
Hungary Government International Bonds 7.63%, 3/29/2041	779,600	861,975

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031	$294,000	$240,688
2.15%, 07/28/2031	250,000	206,265
2.85%, 02/14/2030	431,000	385,679
3.05%, 03/12/2051	624,000	403,792
3.20%, 09/23/2061	234,000	144,357
3.35%, 03/12/2071	325,000	202,913
3.40%, 09/18/2029	200,000	185,823
3.50%, 02/14/2050	192,000	137,201
3.55%, 03/31/2032	400,000	357,892
3.70%, 10/30/2049	357,000	264,442
3.85%, 10/15/2030	210,000	195,780
4.10%, 04/24/2028	765,000	740,375
4.20%, 10/15/2050	520,000	419,452
4.35%, 01/11/2048	555,000	465,336
4.45%, 04/15/2070	425,000	341,428
4.65%, 09/20/2032	340,000	324,134
4.70%, 02/10/2034	230,000	218,254
4.75%, 02/11/2029	175,000	172,408
4.75%, 09/10/2034	500,000	474,710
4.85%, 01/11/2033	600,000	579,135
5.10%, 02/10/2054	265,000	243,767
5.15%, 09/10/2054	630,000	581,289
5.35%, 02/11/2049	367,000	356,518
5.45%, 09/20/2052	175,500	168,928
5.65%, 01/11/2053	250,000	247,101
		8,057,667
ISRAEL — 0.1%
Israel Government International Bonds:
2.75%, 07/03/2030	447,000	388,496
2.88%, 03/16/2026	390,000	380,652
3.88%, 07/03/2050	1,190,000	840,588
4.13%, 01/17/2048	370,000	280,515
4.50%, 01/17/2033	85,000	77,941
4.50%, 01/30/2043	272,000	225,901
4.50%, 04/03/2120	203,000	141,271
5.38%, 03/12/2029	330,000	328,931
5.50%, 03/12/2034	1,095,000	1,067,960
5.75%, 03/12/2054	1,150,000	1,051,786
State of Israel:
2.50%, 01/15/2030	200,000	173,783
3.38%, 01/15/2050	745,000	483,270
		5,441,094
ITALY — 0.0% (a)
Republic of Italy Government International Bonds:
1.25%, 02/17/2026	75,000	72,079
2.88%, 10/17/2029	700,000	633,022
3.88%, 05/06/2051	1,382,000	935,721
4.00%, 10/17/2049	570,000	407,918
Security Description	Principal Amount	Value
5.38%, 06/15/2033	$199,000	$196,827
		2,245,567
JAPAN — 0.1%
Japan Bank for International Cooperation:
1.25%, 01/21/2031	351,000	287,014
1.88%, 07/21/2026	356,000	341,894
1.88%, 04/15/2031	1,059,000	894,228
2.00%, 10/17/2029	240,000	212,716
2.13%, 02/16/2029	324,000	293,348
2.25%, 11/04/2026	817,000	784,358
2.38%, 04/20/2026	160,000	155,584
2.75%, 01/21/2026	585,000	573,671
2.75%, 11/16/2027	910,000	866,127
2.88%, 06/01/2027	1,182,000	1,136,426
2.88%, 07/21/2027	622,000	596,751
3.25%, 07/20/2028	295,000	282,630
3.50%, 10/31/2028	55,000	53,008
4.25%, 01/26/2026	820,000	816,754
4.38%, 10/05/2027	170,000	169,292
4.38%, 01/24/2031	200,000	196,077
4.63%, 07/22/2027	300,000	300,350
4.63%, 07/19/2028	450,000	451,260
4.63%, 04/17/2034	200,000	196,997
Japan International Cooperation Agency:
1.00%, 07/22/2030	200,000	163,597
2.13%, 10/20/2026	202,000	193,496
2.75%, 04/27/2027	324,000	310,639
3.25%, 05/25/2027	215,000	208,162
3.38%, 06/12/2028	366,000	351,772
4.75%, 05/21/2029	200,000	200,432
		10,036,583
MEXICO — 0.2%
Mexico Government International Bonds:
2.66%, 05/24/2031	1,321,000	1,070,861
3.25%, 04/16/2030	946,000	823,577
3.50%, 02/12/2034	1,055,000	837,920
3.75%, 01/11/2028	237,000	225,162
3.77%, 05/24/2061	870,000	496,592
4.13%, 01/21/2026	303,100	299,911
4.15%, 03/28/2027	543,000	530,712
4.28%, 08/14/2041	976,000	719,916
4.35%, 01/15/2047	500,000	348,548
4.40%, 02/12/2052	595,000	401,516
4.50%, 04/22/2029	1,039,000	990,345
4.50%, 01/31/2050	731,000	514,096
4.60%, 01/23/2046	1,521,000	1,099,077
4.60%, 02/10/2048	883,600	633,769
4.75%, 04/27/2032	754,000	683,440
4.88%, 05/19/2033	700,000	626,404
5.00%, 05/07/2029	500,000	482,089
5.00%, 04/27/2051	860,000	645,925

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.55%, 01/21/2045	$394,000	$341,262
6.00%, 05/07/2036	425,000	399,816
6.05%, 01/11/2040	874,000	809,388
6.34%, 05/04/2053	780,000	693,481
6.35%, 02/09/2035	760,000	742,206
6.40%, 05/07/2054	975,000	875,669
Series GMTN, 5.75%, 10/12/2110	863,000	661,543
Series MTN, 4.75%, 03/08/2044	2,258,000	1,714,369
Series MTN, 6.75%, 09/27/2034	300,000	303,697
		17,971,291
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	518,000	362,285
3.16%, 01/23/2030	702,000	586,271
3.87%, 07/23/2060	957,000	500,740
3.88%, 03/17/2028	632,000	583,081
4.30%, 04/29/2053	540,000	316,480
4.50%, 04/16/2050	245,000	151,560
4.50%, 04/01/2056	868,000	514,819
4.50%, 01/19/2063	286,000	167,771
6.40%, 02/14/2035	410,000	371,781
6.70%, 01/26/2036	734,000	681,875
6.85%, 03/28/2054	180,000	153,582
6.88%, 01/31/2036	475,000	445,383
7.13%, 01/29/2026	841,000	853,738
7.50%, 03/01/2031	200,000	202,795
7.88%, 03/01/2057	300,000	289,264
8.00%, 03/01/2038	280,000	280,662
8.88%, 09/30/2027	425,000	456,004
9.38%, 04/01/2029	294,000	324,275
		7,242,366
PERU — 0.1%
Peru Government International Bonds:
1.86%, 12/01/2032	385,000	291,658
2.39%, 01/23/2026	160,000	155,220
2.78%, 01/23/2031	1,549,000	1,321,044
2.78%, 12/01/2060	1,325,000	699,320
2.84%, 06/20/2030	50,700	44,584
3.00%, 01/15/2034	382,000	307,045
3.23%, 07/28/2121	425,000	223,623
3.55%, 03/10/2051	300,000	200,674
3.60%, 01/15/2072	180,000	109,826
5.38%, 02/08/2035	1,085,000	1,040,495
5.63%, 11/18/2050	732,800	685,571
5.88%, 08/08/2054	345,000	328,148
6.55%, 03/14/2037	638,000	666,864
		6,074,072
Security Description	Principal Amount	Value
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.95%, 01/06/2032	$310,000	$249,048
2.46%, 05/05/2030	258,000	225,823
2.65%, 12/10/2045	645,000	407,167
2.95%, 05/05/2045	508,000	339,752
3.00%, 02/01/2028	456,000	428,613
3.20%, 07/06/2046	645,000	446,901
3.70%, 03/01/2041	400,000	317,676
3.70%, 02/02/2042	405,000	318,471
3.75%, 01/14/2029	747,000	709,715
3.95%, 01/20/2040	371,000	307,913
4.38%, 03/05/2030	500,000	482,908
4.63%, 07/17/2028	125,000	122,770
4.75%, 03/05/2035	500,000	473,280
5.00%, 07/17/2033	200,000	195,165
5.00%, 01/13/2037	312,000	300,760
5.18%, 09/05/2049	500,000	462,483
5.25%, 05/14/2034	200,000	197,269
5.50%, 03/30/2026	481,000	483,996
5.50%, 01/17/2048	700,000	678,955
5.60%, 05/14/2049	500,000	489,753
5.61%, 04/13/2033	200,000	203,040
5.95%, 10/13/2047	420,000	434,285
6.38%, 10/23/2034	656,000	704,996
7.75%, 01/14/2031	510,000	575,335
9.50%, 02/02/2030	831,000	992,922
		10,548,996
POLAND — 0.1%
Republic of Poland Government International Bonds:
3.25%, 04/06/2026	565,000	555,032
4.63%, 03/18/2029	750,000	740,825
4.88%, 10/04/2033	770,000	739,147
5.13%, 09/18/2034	939,000	908,543
5.50%, 04/04/2053	1,189,000	1,095,742
5.50%, 03/18/2054	921,000	847,129
5.75%, 11/16/2032	902,000	919,821
		5,806,239
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
0.63%, 02/09/2026	160,000	153,100
1.25%, 09/21/2030	375,000	307,983
1.63%, 01/18/2027	280,000	264,231
2.38%, 04/21/2027	295,000	281,198
2.50%, 06/29/2041	192,000	133,347
2.63%, 05/26/2026	425,000	413,222
4.00%, 09/11/2027	400,000	394,835
4.13%, 10/17/2027	565,000	559,283
4.25%, 09/15/2027	251,000	249,237
4.50%, 01/11/2029	295,000	291,830
4.63%, 01/11/2034	200,000	193,189

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 01/11/2028	$1,078,000	$1,083,767
5.13%, 01/11/2033	200,000	200,474
5.13%, 09/18/2033	495,000	495,990
Korea Development Bank:
0.80%, 07/19/2026	465,000	438,624
1.00%, 09/09/2026	987,000	929,310
1.38%, 04/25/2027	400,000	372,723
1.63%, 01/19/2031	335,000	275,476
2.25%, 02/24/2027	350,000	333,836
4.38%, 02/15/2028	180,000	177,800
4.38%, 02/15/2033	730,000	695,244
4.50%, 02/15/2029	200,000	197,749
4.63%, 02/15/2027	217,000	217,560
5.63%, 10/23/2033	220,000	228,126
Korea International Bonds:
1.00%, 09/16/2030	525,000	430,170
2.75%, 01/19/2027	759,000	734,287
4.13%, 06/10/2044	200,000	173,357
4.50%, 07/03/2029	650,000	647,977
		10,873,925
SUPRANATIONAL — 1.3%
African Development Bank:
0.88%, 03/23/2026	895,000	857,186
0.88%, 07/22/2026	898,000	851,097
3.50%, 09/18/2029	600,000	575,574
4.13%, 02/25/2027	200,000	198,934
4.38%, 03/14/2028	350,000	350,028
4.63%, 01/04/2027	650,000	652,860
5 yr. CMT + 1.58%, 5.75%, 05/07/2034 (c)	355,000	340,335
Series GMTN, 4.38%, 11/03/2027	915,000	915,247
Asian Development Bank:
4.25%, 01/09/2026	1,270,000	1,268,095
5.82%, 06/16/2028	1,516,000	1,580,839
Series GMTN, 0.50%, 02/04/2026	1,365,000	1,309,158
Series GMTN, 0.75%, 10/08/2030	475,000	385,586
Series GMTN, 1.00%, 04/14/2026	2,031,000	1,946,125
Series GMTN, 1.50%, 01/20/2027	796,000	751,726
Series GMTN, 1.75%, 09/19/2029	363,000	321,593
Series GMTN, 1.88%, 01/24/2030	187,000	165,256
Series GMTN, 2.00%, 04/24/2026	275,000	266,703
Series GMTN, 2.50%, 11/02/2027	418,000	397,443
Series GMTN, 2.63%, 01/12/2027	300,000	289,962
Series GMTN, 2.75%, 01/19/2028	355,000	338,819
Security Description	Principal Amount	Value
Series GMTN, 3.13%, 08/20/2027	$1,113,000	$1,079,120
Series GMTN, 3.13%, 09/26/2028	364,000	348,938
Series GMTN, 3.63%, 08/28/2029	1,100,000	1,062,248
Series GMTN, 3.75%, 04/25/2028	1,156,000	1,134,313
Series GMTN, 3.88%, 09/28/2032	175,000	166,910
Series GMTN, 3.88%, 06/14/2033	551,000	521,400
Series GMTN, 4.00%, 01/12/2033	705,000	674,868
Series GMTN, 4.13%, 01/12/2027	785,000	781,405
Series GMTN, 4.13%, 01/12/2034	750,000	720,428
Series GMTN, 4.38%, 03/06/2029	1,340,000	1,336,623
Series GMTN, 4.50%, 08/25/2028	2,248,000	2,257,644
Series GMTN, 4.88%, 05/21/2026	1,000,000	1,006,790
Asian Infrastructure Investment Bank:
0.50%, 01/27/2026	876,000	840,399
3.75%, 09/14/2027	500,000	492,110
4.00%, 01/18/2028 (b)	2,070,000	2,048,596
4.88%, 09/14/2026 (b)	655,000	660,685
Corp. Andina de Fomento:
4.13%, 01/07/2028	565,000	556,333
4.75%, 04/01/2026	186,000	185,847
5.00%, 01/24/2029	564,000	566,837
6.00%, 04/26/2027	310,000	318,671
Council of Europe Development Bank:
3.63%, 01/26/2028 (b)	150,000	146,736
3.75%, 05/25/2026	470,000	465,761
4.13%, 01/24/2029	910,000	898,397
4.63%, 06/11/2027	290,000	291,905
European Bank for Reconstruction & Development:
4.13%, 01/25/2029	670,000	661,866
Series GMTN, 0.50%, 01/28/2026	543,000	520,884
Series GMTN, 4.38%, 03/09/2028	1,100,000	1,100,176
Series MTN, 4.25%, 03/13/2034	600,000	580,662
European Investment Bank:
0.38%, 03/26/2026	1,612,000	1,535,720
0.63%, 10/21/2027	125,000	112,888
0.75%, 10/26/2026	1,122,000	1,052,907
0.75%, 09/23/2030	195,000	158,728
0.88%, 05/17/2030	620,000	514,439

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
1.25%, 02/14/2031	$741,000	$612,244
1.63%, 10/09/2029	302,000	265,730
1.63%, 05/13/2031	285,000	239,585
1.75%, 03/15/2029 (b)	300,000	269,304
2.13%, 04/13/2026 (b)	450,000	437,616
2.38%, 05/24/2027	119,000	113,746
3.25%, 11/15/2027	1,445,000	1,403,196
3.63%, 07/15/2030	775,000	743,178
3.75%, 02/14/2033 (b)	2,975,000	2,802,718
3.88%, 03/15/2028	607,000	598,496
4.00%, 02/15/2029	1,025,000	1,007,903
4.13%, 02/13/2034	892,000	855,963
4.38%, 03/19/2027 (b)	1,245,000	1,245,809
4.38%, 10/10/2031	1,500,000	1,483,080
4.50%, 10/16/2028	1,635,000	1,642,962
4.75%, 06/15/2029	3,750,000	3,795,637
Series GMTN, 1.38%, 03/15/2027	1,335,000	1,252,711
Inter-American Development Bank:
0.63%, 09/16/2027	322,000	291,652
1.13%, 07/20/2028	1,302,000	1,164,704
1.50%, 01/13/2027	580,000	547,891
2.00%, 07/23/2026	269,000	259,577
2.38%, 07/07/2027	1,121,000	1,068,246
3.13%, 09/18/2028	100,000	95,815
3.50%, 09/14/2029	959,000	920,573
4.00%, 01/12/2028	589,000	582,945
4.13%, 02/15/2029	810,000	800,466
4.38%, 02/01/2027	1,390,000	1,390,042
4.38%, 07/17/2034	750,000	731,932
Series GMTN, 0.88%, 04/20/2026	1,835,000	1,754,884
Series GMTN, 1.13%, 01/13/2031	445,000	365,127
Series GMTN, 3.50%, 04/12/2033	2,362,000	2,176,347
Series GMTN, 3.63%, 09/17/2031	600,000	567,150
Series GMTN, 3.88%, 10/28/2041	465,000	404,331
Series GMTN, 4.50%, 05/15/2026	150,000	150,245
Series GMTN, 4.50%, 09/13/2033	690,000	681,713
Inter-American Investment Corp.:
3.63%, 02/17/2027	195,000	191,818
4.25%, 02/14/2029	300,000	296,601
4.75%, 09/19/2028	950,000	959,338
International Bank for Reconstruction & Development:
0.65%, 02/10/2026	228,000	217,227
0.75%, 11/24/2027	1,425,000	1,286,875
0.75%, 08/26/2030	763,000	621,532
Security Description	Principal Amount	Value
0.88%, 05/14/2030	$1,351,000	$1,120,790
1.13%, 09/13/2028	2,944,000	2,621,809
1.25%, 02/10/2031	1,130,000	932,499
1.38%, 04/20/2028	1,315,000	1,195,690
1.63%, 11/03/2031	1,736,000	1,437,894
1.75%, 10/23/2029	790,000	698,558
1.88%, 10/27/2026	234,000	224,074
2.50%, 11/22/2027	150,000	142,535
2.50%, 03/29/2032	730,000	637,648
3.13%, 06/15/2027	1,685,000	1,637,651
3.50%, 07/12/2028	3,300,000	3,207,897
3.63%, 09/21/2029	850,000	820,250
3.88%, 10/16/2029	1,005,000	979,955
3.88%, 02/14/2030	1,195,000	1,162,329
3.88%, 08/28/2034	704,000	660,880
4.00%, 08/27/2026	594,000	591,018
4.00%, 07/25/2030	1,110,000	1,083,438
4.00%, 01/10/2031	1,525,000	1,479,585
4.50%, 04/10/2031	1,059,000	1,054,722
4.63%, 08/01/2028	1,870,000	1,886,232
4.75%, 04/10/2026	535,000	537,424
4.75%, 11/14/2033	300,000	301,881
5.10%, 04/05/2034	750,000	737,325
International Finance Corp.:
Series GMTN, 0.75%, 10/08/2026	747,000	701,941
Series GMTN, 2.13%, 04/07/2026	309,000	300,385
Series GMTN, 4.25%, 07/02/2029	910,000	902,474
Series GMTN, 4.50%, 07/13/2028	674,000	677,633
Nordic Investment Bank:
4.25%, 02/28/2029	775,000	768,885
4.38%, 03/14/2028	945,000	944,565
Series GMTN, 0.50%, 01/21/2026	500,000	479,560
		104,788,236
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
4.13%, 06/14/2028	940,000	930,589
Series GMTN, 2.25%, 03/22/2027	250,000	238,327
Series GMTN, 3.75%, 09/13/2027	560,000	550,471
Series GMTN, 4.25%, 02/01/2029	150,000	148,199
Series GMTN, 4.38%, 02/13/2026	400,000	399,095
Series GMTN, 4.88%, 09/14/2026	545,000	548,676
		2,815,357

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
UNITED STATES — 0.0% (a)
Inter-American Development Bank 2.25%, 6/18/2029	$955,000	$870,865
Israel Government AID Bonds 5.50%, 9/18/2033	720,000	750,110
		1,620,975
URUGUAY — 0.0% (a)
Oriental Republic of Uruguay 5.25%, 9/10/2060	335,000	305,118
Uruguay Government International Bonds:
4.13%, 11/20/2045	283,000	236,548
4.38%, 10/27/2027	556,000	550,647
4.38%, 01/23/2031	955,000	925,549
4.98%, 04/20/2055	891,000	788,793
5.10%, 06/18/2050	1,325,000	1,215,909
7.63%, 03/21/2036	303,000	353,469
		4,376,033
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $260,722,139)		244,048,609
U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.4%
Federal Farm Credit Banks Funding Corp.:
2.02%, 4/1/2031	524,000	443,667
4.38%, 6/23/2026	8,042,000	8,057,606
4.50%, 8/14/2026	905,000	908,287
5.31%, 9/25/2035	200,000	198,189
Federal Home Loan Banks:
1.00%, 3/23/2026	394,875	378,889
1.88%, 9/11/2026	225,000	216,189
3.25%, 11/16/2028	2,850,000	2,750,242
3.63%, 9/4/2026 (b)	5,000,000	4,948,548
4.00%, 10/9/2026	1,800,000	1,791,781
4.00%, 6/30/2028 (b)	2,765,000	2,740,746
4.13%, 1/15/2027	220,000	219,627
4.25%, 12/10/2027	235,000	234,401
4.63%, 11/17/2026	355,000	357,084
4.75%, 4/9/2027	3,315,000	3,350,549
4.75%, 3/10/2034	4,875,000	4,852,801
Federal Home Loan Mortgage Corp.:
0.80%, 10/27/2026	186,000	174,450
0.80%, 10/28/2026	348,000	326,000
1.50%, 2/1/2037	7,460,886	6,420,291
1.50%, 4/1/2037	4,568,575	3,919,876
1.50%, 5/1/2041	3,747,325	3,012,259
1.50%, 2/1/2051	5,433,413	4,022,808
1.50%, 6/1/2051	223,987	165,748
1.50%, 10/1/2051	5,753,635	4,255,839
1.50%, 11/1/2051	5,172,795	3,825,803
Security Description	Principal Amount	Value
2.00%, 7/1/2035	$2,726,652	$2,429,440
2.00%, 2/1/2036	2,678,367	2,371,713
2.00%, 6/1/2036	9,343,330	8,292,845
2.00%, 1/1/2037	7,211,359	6,386,766
2.00%, 2/1/2037	3,283,423	2,911,017
2.00%, 4/1/2037	2,306,148	2,037,527
2.00%, 6/1/2037	925,887	824,320
2.00%, 3/1/2042	1,463,711	1,215,473
2.00%, 6/1/2050	191,712	151,409
2.00%, 8/1/2050	19,185,959	15,223,763
2.00%, 9/1/2050	497,324	390,416
2.00%, 10/1/2050	8,638,335	6,778,692
2.00%, 11/1/2050	26,134,910	20,500,533
2.00%, 1/1/2051	18,730,028	14,680,431
2.00%, 2/1/2051	28,992,230	22,714,857
2.00%, 4/1/2051	6,063,661	4,718,029
2.00%, 9/1/2051	17,855,999	13,949,544
2.00%, 11/1/2051	21,855,012	17,060,104
2.00%, 12/1/2051	2,598,615	2,056,634
2.00%, 2/1/2052	16,770,174	13,075,244
2.00%, 3/1/2052	6,688,307	5,209,032
2.00%, 5/1/2052	3,647,754	2,882,436
2.00%, 8/1/2052	8,045,552	6,266,091
2.50%, 7/1/2028	22,001	21,398
2.50%, 9/1/2028	36,968	35,871
2.50%, 10/1/2029	102,750	98,691
2.50%, 1/1/2031	152,232	144,765
2.50%, 5/1/2031	460,648	436,152
2.50%, 6/1/2031	181,502	171,730
2.50%, 11/1/2032	418,473	391,909
2.50%, 12/1/2032	344,411	322,337
2.50%, 2/1/2033	619,931	579,587
2.50%, 3/1/2033	1,146,595	1,070,484
2.50%, 8/1/2035	2,022,709	1,849,550
2.50%, 9/1/2035	1,397,783	1,277,692
2.50%, 4/1/2037	674,052	612,668
2.50%, 9/1/2046	557,185	468,322
2.50%, 8/1/2050	12,195,906	10,033,166
2.50%, 9/1/2050	277,294	228,034
2.50%, 10/1/2050	7,010,011	5,762,555
2.50%, 11/1/2050	5,432,126	4,463,776
2.50%, 12/1/2050	8,917,494	7,325,063
2.50%, 1/1/2051	12,112,245	9,896,838
2.50%, 5/1/2051	233,354	193,263
2.50%, 6/1/2051	15,613,426	12,722,901
2.50%, 7/1/2051	1,152,887	945,127
2.50%, 9/1/2051	14,832,194	12,168,748
2.50%, 10/1/2051	12,422,057	10,172,807
2.50%, 11/1/2051	15,053,958	12,322,436
2.50%, 12/1/2051	12,732,347	10,418,130
2.50%, 1/1/2052	9,424,228	7,793,449
2.50%, 3/1/2052	7,571,624	6,179,958
2.50%, 4/1/2052	24,717,803	20,377,982
2.50%, 5/1/2052	108,721	88,738
3.00%, 11/1/2027	244,761	240,902

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 2/1/2029	$80,870	$78,890
3.00%, 7/1/2029	69,530	67,536
3.00%, 9/1/2029	109,042	105,738
3.00%, 4/1/2030	112,274	108,468
3.00%, 7/1/2030	59,821	57,765
3.00%, 12/1/2030	381,741	367,199
3.00%, 2/1/2031	696,626	667,815
3.00%, 3/1/2031	33,844	32,463
3.00%, 5/1/2031	271,025	259,790
3.00%, 6/1/2031	14,147	13,551
3.00%, 9/1/2032	676,510	643,828
3.00%, 4/1/2033	1,820,754	1,766,719
3.00%, 5/1/2033	1,389,878	1,317,146
3.00%, 7/1/2035	155,090	144,301
3.00%, 4/1/2036	299,635	277,872
3.00%, 8/1/2036	514,367	483,208
3.00%, 5/1/2037	2,103,047	1,977,225
3.00%, 2/1/2043	234,472	207,998
3.00%, 3/1/2043	550,201	487,673
3.00%, 4/1/2043	590,921	523,742
3.00%, 7/1/2043	216,870	192,215
3.00%, 8/1/2043	99,128	87,859
3.00%, 9/1/2043	145,150	128,649
3.00%, 10/1/2043	109,013	96,620
3.00%, 6/1/2045	341,245	297,788
3.00%, 8/1/2045	1,086,436	956,472
3.00%, 4/1/2046	498,534	433,754
3.00%, 9/1/2046	369,466	321,457
3.00%, 10/1/2046	2,039,660	1,774,626
3.00%, 11/1/2046	617,296	537,085
3.00%, 12/1/2046	1,315,000	1,144,130
3.00%, 2/1/2047	1,198,012	1,042,342
3.00%, 7/1/2047	2,656,028	2,307,733
3.00%, 12/1/2047	2,206,784	1,921,092
3.00%, 1/1/2048	599,991	522,315
3.00%, 2/1/2048	1,234,101	1,074,333
3.00%, 3/1/2048	62,499	54,407
3.00%, 11/1/2048	1,529,395	1,328,840
3.00%, 10/1/2049	1,430,901	1,231,928
3.00%, 12/1/2049	1,080,887	930,586
3.00%, 1/1/2050	3,054,570	2,629,820
3.00%, 2/1/2050	3,346,634	2,881,271
3.00%, 4/1/2050	5,605,330	4,819,771
3.00%, 5/1/2050	127,786	110,938
3.00%, 3/1/2052	10,776,867	9,160,760
3.00%, 4/1/2052	5,741,895	4,907,153
3.00%, 8/1/2052	1,332,147	1,132,377
3.50%, 3/1/2026	5,835	5,786
3.50%, 5/1/2026	60,933	60,339
3.50%, 1/1/2029	23,732	23,342
3.50%, 11/1/2029	82,435	80,559
3.50%, 2/1/2030	71,403	69,775
3.50%, 3/1/2032	100,399	97,009
3.50%, 6/1/2033	219,360	211,046
3.50%, 1/1/2034	542,384	520,585
Security Description	Principal Amount	Value
3.50%, 10/1/2037	$2,895,821	$2,743,609
3.50%, 3/1/2038	573,366	538,634
3.50%, 7/1/2038	1,558,717	1,475,382
3.50%, 10/1/2041	98,585	90,049
3.50%, 11/1/2041	1,674	1,532
3.50%, 12/1/2041	94,611	86,496
3.50%, 4/1/2043	241,176	219,909
3.50%, 5/1/2043	225,830	205,921
3.50%, 8/1/2043	389,340	355,254
3.50%, 6/1/2044	76,009	68,827
3.50%, 8/1/2044	155,053	140,401
3.50%, 9/1/2044	53,568	48,611
3.50%, 10/1/2044	88,904	80,503
3.50%, 11/1/2044	139,425	126,249
3.50%, 12/1/2044	114,910	104,003
3.50%, 1/1/2045	148,486	134,454
3.50%, 2/1/2045	206,572	187,051
3.50%, 3/1/2045	75,402	68,198
3.50%, 7/1/2045	2,672,105	2,435,630
3.50%, 8/1/2045	72,257	65,354
3.50%, 10/1/2045	185,958	168,191
3.50%, 11/1/2045	64,921	58,718
3.50%, 12/1/2045	355,951	322,200
3.50%, 1/1/2046	29,368	26,562
3.50%, 2/1/2046	8,137	7,359
3.50%, 3/1/2046	468,524	422,661
3.50%, 4/1/2046	12,989	11,716
3.50%, 5/1/2046	194,172	175,144
3.50%, 7/1/2046	37,013	33,391
3.50%, 8/1/2046	1,077,615	974,526
3.50%, 9/1/2046	2,244,298	2,024,394
3.50%, 11/1/2046	19,392	17,492
3.50%, 12/1/2046	290,043	261,620
3.50%, 4/1/2047	32,789	29,512
3.50%, 9/1/2047	1,519,263	1,367,429
3.50%, 10/1/2047	213,866	192,492
3.50%, 11/1/2047	115,435	103,898
3.50%, 12/1/2047	305,278	274,769
3.50%, 1/1/2048	549,287	494,392
3.50%, 2/1/2048	1,481,186	1,333,157
3.50%, 7/1/2048	297,152	267,373
3.50%, 11/1/2048	805,042	724,364
3.50%, 6/1/2049	1,025,852	918,032
3.50%, 7/1/2049	621,626	556,291
3.50%, 8/1/2049	48,687	43,570
3.50%, 9/1/2049	4,729,690	4,260,093
3.50%, 3/1/2050	2,552,792	2,284,485
3.50%, 5/1/2051	3,951,061	3,535,792
3.50%, 9/1/2052	12,975,294	11,492,553
3.50%, 11/1/2052	2,535,886	2,244,667
4.00%, 5/1/2025	541	539
4.00%, 6/1/2025	1,649	1,643
4.00%, 8/1/2025	434	432
4.00%, 9/1/2025	736	733
4.00%, 6/1/2026	11,069	11,007

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/1/2029	$229,206	$227,663
4.00%, 8/1/2039	53,869	50,976
4.00%, 10/1/2040	65,273	61,773
4.00%, 12/1/2040	139,487	132,014
4.00%, 8/1/2041	9,144	8,632
4.00%, 12/1/2041	195,167	184,232
4.00%, 4/1/2042	135,147	127,575
4.00%, 6/1/2042	387,711	365,482
4.00%, 12/1/2043	69,296	65,100
4.00%, 5/1/2044	146,932	137,402
4.00%, 7/1/2044	221,585	207,221
4.00%, 12/1/2044	81,464	76,183
4.00%, 4/1/2045	158,316	147,978
4.00%, 5/1/2045	858,920	810,755
4.00%, 6/1/2045	52,293	48,869
4.00%, 8/1/2045	21,649	20,236
4.00%, 10/1/2045	268,479	250,947
4.00%, 11/1/2045	1,185,704	1,106,807
4.00%, 12/1/2045	51,506	48,143
4.00%, 1/1/2046	183,945	171,934
4.00%, 3/1/2046	154,120	144,043
4.00%, 4/1/2046	21,744	20,263
4.00%, 5/1/2046	15,253	14,213
4.00%, 1/1/2047	2,887,182	2,687,036
4.00%, 9/1/2047	118,350	109,954
4.00%, 11/1/2047	709,439	659,112
4.00%, 12/1/2047	284,451	264,273
4.00%, 1/1/2048	416,672	387,114
4.00%, 4/1/2048	638,181	592,648
4.00%, 5/1/2048	981,604	911,568
4.00%, 7/1/2048	672,616	624,626
4.00%, 8/1/2048	35,156	32,647
4.00%, 10/1/2048	1,175,574	1,091,699
4.00%, 12/1/2048	571,849	531,048
4.00%, 9/1/2049	601,671	557,298
4.00%, 6/1/2050	835,869	772,347
4.00%, 2/1/2051	1,333,816	1,235,448
4.00%, 10/1/2052	1,710,022	1,566,680
4.00%, 1/1/2053	3,512,067	3,212,181
4.00%, 5/1/2053	2,920,828	2,669,733
4.50%, 2/1/2039	969	944
4.50%, 6/1/2039	55,833	54,377
4.50%, 9/1/2039	44,739	43,572
4.50%, 12/1/2039	28,295	27,557
4.50%, 2/1/2040	17,895	17,385
4.50%, 3/1/2040	13,667	13,277
4.50%, 6/1/2040	458	445
4.50%, 12/1/2040	171,044	166,166
4.50%, 4/1/2041	3,005	2,913
4.50%, 7/1/2041	98,029	95,005
4.50%, 8/1/2041	8,206	7,953
4.50%, 9/1/2041	33,575	32,539
4.50%, 10/1/2041	271,731	263,965
4.50%, 5/1/2042	14,725	14,305
4.50%, 10/1/2043	4,050	3,920
Security Description	Principal Amount	Value
4.50%, 8/1/2044	$5,192	$5,009
4.50%, 9/1/2044	135,585	130,811
4.50%, 1/1/2045	6,150	5,934
4.50%, 4/1/2047	38,367	36,757
4.50%, 10/1/2047	37,902	36,312
4.50%, 12/1/2047	118,707	113,726
4.50%, 1/1/2048	376,227	360,420
4.50%, 5/1/2048	457,210	436,310
4.50%, 6/1/2048	147,431	140,700
4.50%, 7/1/2048	408,084	389,943
4.50%, 11/1/2048	40,485	38,685
4.50%, 12/1/2048	259,207	247,684
4.50%, 3/1/2049	370,961	354,471
4.50%, 7/1/2049	2,178,500	2,077,664
4.50%, 6/1/2052	2,286,049	2,153,565
4.50%, 10/1/2052	1,379,481	1,298,973
4.50%, 11/1/2052	94,566	89,033
4.50%, 12/1/2052	5,661,303	5,368,423
4.50%, 1/1/2053	939,498	884,377
4.50%, 5/1/2053	9,003,330	8,466,040
5.00%, 10/1/2033	3,731	3,740
5.00%, 11/1/2035	5,734	5,734
5.00%, 4/1/2036	13,441	13,442
5.00%, 12/1/2036	1,037	1,036
5.00%, 2/1/2038	93,537	93,243
5.00%, 3/1/2038	55,088	54,932
5.00%, 6/1/2038	15,741	15,685
5.00%, 11/1/2038	132,321	131,936
5.00%, 1/1/2039	19,603	19,534
5.00%, 2/1/2039	42,527	42,373
5.00%, 3/1/2039	128,650	128,092
5.00%, 10/1/2039	12,234	12,189
5.00%, 2/1/2040	30,047	29,863
5.00%, 7/1/2048	505,296	496,516
5.00%, 9/1/2048	111,081	109,151
5.00%, 11/1/2048	452,553	444,076
5.00%, 3/1/2049	202,697	199,299
5.00%, 3/1/2050	550,873	540,818
5.00%, 9/1/2052	4,144,839	4,016,653
5.00%, 10/1/2052	2,247,493	2,183,913
5.00%, 12/1/2052	3,777,409	3,677,205
5.00%, 2/1/2053	13,586,683	13,145,456
5.00%, 7/1/2053	16,599,898	16,019,054
5.00%, 11/1/2054	8,506,296	8,208,160
5.50%, 11/1/2026	4,663	4,678
5.50%, 6/1/2027	1,860	1,869
5.50%, 4/1/2028	3,019	3,041
5.50%, 7/1/2028	5,568	5,612
5.50%, 7/1/2033	501	509
5.50%, 1/1/2037	32,519	32,984
5.50%, 9/1/2037	206	210
5.50%, 11/1/2037	2,302	2,342
5.50%, 1/1/2038	97,499	99,195
5.50%, 4/1/2038	78,974	80,488
5.50%, 7/1/2038	98,571	100,468

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 10/1/2038	$2,093	$2,133
5.50%, 4/1/2039	28,441	29,030
5.50%, 12/1/2052	1,190,632	1,189,575
5.50%, 2/1/2053	2,915,687	2,883,765
5.50%, 7/1/2053	12,119,898	11,969,688
5.50%, 3/1/2054	10,766,844	10,624,593
5.50%, 11/1/2054	13,492,585	13,314,321
6.00%, 2/1/2028	63	64
6.00%, 11/1/2029	425	434
6.00%, 8/1/2031	2,050	2,102
6.00%, 10/1/2032	2,041	2,106
6.00%, 11/1/2032	2,064	2,130
6.00%, 12/1/2032	985	1,017
6.00%, 1/1/2033	2,737	2,824
6.00%, 2/1/2033	1,728	1,775
6.00%, 3/1/2033	2,125	2,193
6.00%, 6/1/2033	2,904	2,996
6.00%, 3/1/2036	3,632	3,780
6.00%, 8/1/2036	20,147	20,969
6.00%, 1/1/2037	2,271	2,363
6.00%, 6/1/2037	65,298	67,953
6.00%, 11/1/2037	41,779	43,478
6.00%, 12/1/2037	1,820	1,894
6.00%, 10/1/2038	1,559	1,622
6.00%, 3/1/2040	1,223	1,273
6.00%, 5/1/2040	201,007	209,183
6.00%, 6/1/2053	1,767,661	1,793,181
6.00%, 9/1/2053	3,673,331	3,737,173
6.00%, 11/1/2053	15,694,666	15,776,248
6.00%, 12/1/2053	3,187,778	3,204,348
6.00%, 8/1/2054	20,581,631	20,687,449
6.25%, 7/15/2032 (b)	2,578,000	2,850,935
6.50%, 12/1/2030	171	176
6.50%, 8/1/2031	1,584	1,638
6.50%, 12/1/2031	1,197	1,239
6.50%, 7/1/2032	335	349
6.50%, 11/1/2037	17,559	18,540
6.50%, 2/1/2038	4,267	4,505
6.50%, 9/1/2038	52,015	54,916
6.50%, 9/1/2039	25,874	27,276
6.50%, 2/1/2053	1,387,696	1,418,286
6.50%, 10/1/2053	5,245,498	5,364,041
6.50%, 11/1/2053	1,000,103	1,022,055
6.50%, 12/1/2053	8,061,025	8,336,673
6.50%, 1/1/2054	10,657,349	10,882,901
6.75%, 9/15/2029	513,000	564,085
6.75%, 3/15/2031	1,736,000	1,939,864
7.00%, 7/1/2029	12,448	12,998
7.00%, 1/1/2030	153	160
7.00%, 4/1/2030	47	49
7.00%, 2/1/2031	194	204
7.00%, 9/1/2031	2,158	2,268
7.00%, 1/1/2054	3,308,082	3,426,282
7.50%, 3/1/2028	2,189	2,241
Security Description	Principal Amount	Value
Series 1, Zero Coupon, 11/15/2038	$406,000	$198,002
Series MTN, Zero Coupon, 12/14/2029	200,000	160,275
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K055, Class A2, 2.67%, 3/25/2026	993,115	972,939
Series K064, Class A2, 3.22%, 3/25/2027	800,000	778,637
Series K067, Class AM, 3.28%, 8/25/2027	500,000	482,798
Series K069, Class A2, 3.19%, 9/25/2027 (c)	1,487,248	1,435,186
Series K070, Class A2, 3.30%, 11/25/2027 (c)	1,500,000	1,448,885
Series K072, Class A2, 3.44%, 12/25/2027	2,010,000	1,945,486
Series K076, Class A2, 3.90%, 4/25/2028	100,000	97,747
Series K079, Class A2, 3.93%, 6/25/2028	1,150,000	1,122,965
Series K083, Class A2, 4.05%, 9/25/2028 (c)	525,000	513,855
Series K085, Class A2, 4.06%, 10/25/2028 (c)	2,200,000	2,150,191
Series K086, Class A2, 3.86%, 11/25/2028 (c)	799,999	777,039
Series K087, Class A2, 3.77%, 12/25/2028	270,000	261,573
Series K089, Class A2, 3.56%, 1/25/2029	2,500,000	2,397,297
Series K092, Class A2, 3.30%, 4/25/2029	500,000	473,107
Series K093, Class A2, 2.98%, 5/25/2029	500,000	467,347
Series K094, Class A2, 2.90%, 6/25/2029	531,291	493,430
Series K101, Class A2, 2.52%, 10/25/2029	500,000	453,255
Series K105, Class A2, 1.87%, 1/25/2030	58,333	50,918
Series K108, Class A2, 1.52%, 3/25/2030	888,889	760,636
Series K109, Class A2, 1.56%, 4/25/2030	640,000	546,246
Series K110, Class A2, 1.48%, 4/25/2030	230,357	196,099
Series K114, Class A2, 1.37%, 6/25/2030	250,000	209,459
Series K115, Class A2, 1.38%, 6/25/2030	500,000	419,398
Series K118, Class A2, 1.49%, 9/25/2030	2,350,000	1,969,145
Series K121, Class A2, 1.55%, 10/25/2030	340,000	284,449

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series K123, Class A2, 1.62%, 12/25/2030	$233,333	$195,566
Series K128, Class A2, 2.02%, 3/25/2031	650,000	555,196
Series K131, Class A2, 1.85%, 7/25/2031	1,000,000	837,044
Series K140, Class A2, 2.25%, 1/25/2032	1,500,000	1,267,805
Series K-151, Class A2, 3.80%, 10/25/2032 (c)	825,000	765,718
Series K-1520, Class A2, 2.44%, 2/25/2036	650,000	506,405
Series K1522, Class A2, 2.36%, 10/25/2036	500,000	379,754
Series K-162, Class A2, 5.15%, 12/25/2033	100,000	101,366
Series K520, Class A2, 5.18%, 3/25/2029 (c)	1,308,412	1,328,584
Series K528, Class A2, 4.51%, 7/25/2029	342,466	338,917
Series K735, Class A2, 2.86%, 5/25/2026	482,083	472,257
Series K737, Class A2, 2.53%, 10/25/2026	1,250,000	1,209,406
Series K743, Class A2, 1.77%, 5/25/2028	500,000	455,699
Series K748, Class A2, 2.26%, 1/25/2029 (c)	1,500,000	1,368,244
Series K755, Class A2, 5.20%, 2/25/2031	1,350,000	1,374,103
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	220,000	187,828
Series K159, Class A3, VRN, 3.95%, 11/25/2033 (c)	1,616,667	1,503,793
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	433,333	393,659
Federal National Mortgage Association:
0.75%, 10/8/2027 (b)	6,518,000	5,925,879
0.88%, 12/18/2026	193,000	180,252
0.88%, 8/5/2030	2,125,000	1,753,885
1.50%, 4/1/2036	94,790	81,767
1.50%, 7/1/2036	10,168,610	8,766,848
1.50%, 3/1/2037	13,266,959	11,383,163
1.50%, 4/1/2037	3,466,531	2,974,313
1.50%, 8/1/2037	4,432,728	3,817,561
1.50%, 11/1/2041	1,844,453	1,482,650
1.50%, 1/1/2042	3,282,195	2,638,368
1.50%, 11/1/2050	149,410	110,782
1.50%, 3/1/2051	270,816	200,464
1.50%, 7/1/2051	1,162,816	860,471
1.50%, 10/1/2051	11,867,636	8,778,234
1.50%, 11/1/2051	14,956,237	11,061,644
1.88%, 9/24/2026	391,000	375,652
Security Description	Principal Amount	Value
2.00%, 9/1/2035	$4,483,078	$3,992,337
2.00%, 10/1/2035	149,785	133,734
2.00%, 11/1/2035	4,464,442	3,973,676
2.00%, 12/1/2035	2,718,868	2,418,732
2.00%, 1/1/2036	178,598	158,883
2.00%, 2/1/2036	4,555,618	4,051,669
2.00%, 4/1/2036	442,010	391,937
2.00%, 6/1/2036	9,489,783	8,415,242
2.00%, 10/1/2036	1,384,201	1,226,564
2.00%, 11/1/2036	153,909	136,634
2.00%, 12/1/2036	10,628,172	9,414,520
2.00%, 4/1/2037	762,080	673,313
2.00%, 5/1/2037	2,784,479	2,460,142
2.00%, 8/1/2040	534,130	449,096
2.00%, 10/1/2040	1,202,003	1,009,675
2.00%, 11/1/2040	3,068,124	2,575,969
2.00%, 12/1/2040	2,518,760	2,113,713
2.00%, 2/1/2041	1,343,516	1,126,381
2.00%, 10/1/2041	5,272,322	4,394,848
2.00%, 11/1/2041	6,126,939	5,104,953
2.00%, 1/1/2042	395,338	329,101
2.00%, 2/1/2042	3,318,103	2,760,937
2.00%, 5/1/2042	1,941,504	1,612,235
2.00%, 8/1/2042	1,613,544	1,342,602
2.00%, 6/1/2050	560,947	440,884
2.00%, 7/1/2050	282,400	221,572
2.00%, 8/1/2050	12,486,626	9,802,703
2.00%, 9/1/2050	3,259,671	2,588,840
2.00%, 10/1/2050	20,699,889	16,243,661
2.00%, 11/1/2050	250,601	199,058
2.00%, 12/1/2050	17,853,983	14,000,254
2.00%, 1/1/2051	9,407,538	7,351,298
2.00%, 2/1/2051	9,879,001	7,741,782
2.00%, 3/1/2051	8,313,688	6,511,146
2.00%, 4/1/2051	18,745,279	14,678,548
2.00%, 5/1/2051	12,640,491	9,892,381
2.00%, 6/1/2051	774,594	610,429
2.00%, 7/1/2051	17,517,637	13,699,247
2.00%, 9/1/2051	2,971,873	2,323,044
2.00%, 11/1/2051	35,029,291	27,407,364
2.00%, 12/1/2051	207,612	164,127
2.00%, 1/1/2052	14,134,661	11,027,523
2.00%, 2/1/2052	2,582,284	2,014,939
2.00%, 3/1/2052	17,473,690	13,679,706
2.13%, 4/24/2026 (b)	1,068,000	1,038,855
2.50%, 3/1/2028	93,055	90,507
2.50%, 7/1/2028	109,236	105,924
2.50%, 8/1/2028	289,000	280,342
2.50%, 9/1/2028	30,590	29,674
2.50%, 10/1/2028	75,432	73,232
2.50%, 3/1/2029	250,332	243,656
2.50%, 2/1/2030	146,312	140,069
2.50%, 5/1/2030	240,633	229,739
2.50%, 7/1/2030	969,445	940,070
2.50%, 2/1/2031	297,493	282,609

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 6/1/2032	$4,306,914	$4,077,429
2.50%, 12/1/2032	508,440	474,953
2.50%, 1/1/2033	788,119	736,417
2.50%, 12/1/2033	1,373,919	1,304,146
2.50%, 2/1/2035	3,761,396	3,495,592
2.50%, 8/1/2035	1,412,491	1,292,006
2.50%, 2/1/2036	3,134,927	2,867,910
2.50%, 3/1/2036	175,815	161,267
2.50%, 5/1/2036	1,137,622	1,035,775
2.50%, 2/1/2037	1,379,031	1,255,147
2.50%, 3/1/2037	3,020,820	2,743,737
2.50%, 4/1/2038	727,060	662,332
2.50%, 2/1/2040	364,936	318,377
2.50%, 5/1/2040	1,190,503	1,036,732
2.50%, 6/1/2040	76,472	66,571
2.50%, 8/1/2040	89,228	77,620
2.50%, 7/1/2041	4,442,764	3,824,602
2.50%, 4/1/2042	3,252,933	2,788,788
2.50%, 10/1/2042	159,149	136,029
2.50%, 11/1/2049	6,587,042	5,427,352
2.50%, 1/1/2050	2,120,810	1,747,428
2.50%, 6/1/2050	3,733,408	3,072,508
2.50%, 7/1/2050	5,641,514	4,642,836
2.50%, 8/1/2050	6,508,343	5,354,197
2.50%, 10/1/2050	13,972,834	11,486,319
2.50%, 11/1/2050	479,822	394,287
2.50%, 4/1/2051	12,368,950	10,152,437
2.50%, 5/1/2051	158,268	131,020
2.50%, 7/1/2051	14,224,650	11,676,314
2.50%, 8/1/2051	12,070,950	9,896,988
2.50%, 9/1/2051	9,170,816	7,516,322
2.50%, 10/1/2051	31,010,684	25,415,484
2.50%, 12/1/2051	151,476	125,035
2.50%, 1/1/2052	198,246	162,956
2.50%, 3/1/2052	17,126,522	13,978,664
3.00%, 8/1/2027	37,083	36,442
3.00%, 11/1/2028	131,276	128,097
3.00%, 6/1/2029	44,923	43,626
3.00%, 8/1/2029	189,547	183,744
3.00%, 9/1/2029	68,272	66,125
3.00%, 4/1/2030	12,981	12,526
3.00%, 6/1/2030	95,862	92,574
3.00%, 8/1/2030	14,261	13,717
3.00%, 9/1/2030	36,096	34,747
3.00%, 11/1/2030	58,494	56,279
3.00%, 12/1/2030	206,542	198,619
3.00%, 3/1/2031	18,018	17,280
3.00%, 4/1/2031	97,850	93,986
3.00%, 2/1/2032	15,763	15,051
3.00%, 6/1/2032	1,000,920	953,247
3.00%, 8/1/2032	13,859	13,174
3.00%, 10/1/2032	289,758	275,320
3.00%, 1/1/2033	211,151	200,311
3.00%, 2/1/2033	459,986	435,860
3.00%, 5/1/2033	89,300	84,295
Security Description	Principal Amount	Value
3.00%, 2/1/2034	$488,639	$461,121
3.00%, 8/1/2034	2,695,948	2,537,867
3.00%, 2/1/2035	98,846	92,298
3.00%, 3/1/2035	80,153	74,807
3.00%, 6/1/2035	592,053	557,337
3.00%, 12/1/2035	54,307	50,590
3.00%, 2/1/2036	217,897	201,878
3.00%, 9/1/2036	65,891	60,869
3.00%, 11/1/2036	2,454,340	2,263,403
3.00%, 1/1/2037	639,195	588,760
3.00%, 9/1/2037	489,241	447,335
3.00%, 1/1/2038	904,709	824,022
3.00%, 2/1/2038	1,990,334	1,853,101
3.00%, 5/1/2040	862,322	768,045
3.00%, 6/1/2042	3,871,927	3,423,295
3.00%, 12/1/2042	169,976	150,525
3.00%, 1/1/2043	707,250	626,318
3.00%, 2/1/2043	7,194	6,371
3.00%, 3/1/2043	586,557	519,206
3.00%, 4/1/2043	148,404	131,354
3.00%, 5/1/2043	1,098,438	972,261
3.00%, 6/1/2043	774,731	685,732
3.00%, 7/1/2043	778,338	688,921
3.00%, 8/1/2043	421,957	373,669
3.00%, 2/1/2044	2,801,742	2,479,871
3.00%, 5/1/2045	2,772,826	2,454,277
3.00%, 6/1/2045	25,856	22,532
3.00%, 8/1/2045	4,047,912	3,582,878
3.00%, 9/1/2045	259,610	226,242
3.00%, 11/1/2045	560,210	488,204
3.00%, 5/1/2046	640,449	556,464
3.00%, 8/1/2046	559,765	486,361
3.00%, 9/1/2046	576,077	500,534
3.00%, 10/1/2046	218,644	189,972
3.00%, 11/1/2046	2,596,060	2,285,223
3.00%, 1/1/2047	2,062,104	1,791,692
3.00%, 3/1/2047	2,119,775	1,846,817
3.00%, 5/1/2047	150,197	130,569
3.00%, 7/1/2047	1,807,668	1,570,622
3.00%, 10/1/2047	2,298,981	1,997,591
3.00%, 12/1/2047	3,252,095	2,825,635
3.00%, 2/1/2048	2,232,129	1,940,161
3.00%, 12/1/2049	8,380,778	7,216,165
3.00%, 1/1/2050	11,312,542	9,739,488
3.00%, 7/1/2050	3,417,355	2,935,266
3.00%, 9/1/2050	11,497,221	9,890,243
3.00%, 1/1/2051	10,218,421	8,842,739
3.00%, 9/1/2051	6,440,476	5,506,852
3.00%, 1/1/2052	10,420,606	8,897,102
3.00%, 2/1/2052	10,973,946	9,388,198
3.00%, 4/1/2052	3,003,918	2,553,448
3.00%, 5/1/2052	8,193,135	6,963,533
3.00%, 6/1/2052	4,924,271	4,184,678
3.50%, 10/1/2025	4,288	4,256
3.50%, 11/1/2025	6,496	6,448

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 3/1/2026	$5,178	$5,130
3.50%, 1/1/2027	25,597	25,317
3.50%, 1/1/2029	1,843	1,809
3.50%, 5/1/2029	36,036	35,294
3.50%, 12/1/2029	8,223	8,048
3.50%, 1/1/2030	48,786	47,659
3.50%, 10/1/2030	11,327	11,046
3.50%, 11/1/2030	5,410	5,256
3.50%, 3/1/2031	228,067	221,461
3.50%, 6/1/2033	453,245	435,339
3.50%, 6/1/2034	203,841	194,405
3.50%, 7/1/2034	369,624	352,637
3.50%, 11/1/2034	1,274,269	1,213,067
3.50%, 2/1/2037	183,159	172,377
3.50%, 2/1/2038	123,057	115,525
3.50%, 4/1/2038	574,124	535,253
3.50%, 5/1/2038	208,641	194,515
3.50%, 12/1/2040	216,128	197,576
3.50%, 6/1/2041	51,420	47,006
3.50%, 11/1/2041	49,944	45,601
3.50%, 12/1/2041	7,579	6,920
3.50%, 1/1/2042	81,701	74,896
3.50%, 2/1/2042	15,595	14,239
3.50%, 3/1/2042	154,394	140,925
3.50%, 4/1/2042	20,568	18,772
3.50%, 5/1/2042	454,281	414,609
3.50%, 8/1/2042	182,332	166,409
3.50%, 10/1/2042	286,115	261,132
3.50%, 11/1/2042	43,833	40,005
3.50%, 12/1/2042	49,859	45,505
3.50%, 1/1/2043	82,397	75,201
3.50%, 4/1/2043	46,057	41,970
3.50%, 5/1/2043	61,817	56,332
3.50%, 7/1/2043	246,723	224,831
3.50%, 10/1/2043	84,618	77,229
3.50%, 12/1/2043	53,134	48,420
3.50%, 1/1/2044	8,150,258	7,438,194
3.50%, 10/1/2044	139,852	126,459
3.50%, 1/1/2045	216,774	196,015
3.50%, 2/1/2045	5,811,332	5,303,836
3.50%, 4/1/2045	246,253	222,434
3.50%, 5/1/2045	29,289	26,456
3.50%, 6/1/2045	45,283	40,903
3.50%, 7/1/2045	16,395	14,830
3.50%, 8/1/2045	518,329	468,179
3.50%, 11/1/2045	1,445,369	1,305,565
3.50%, 12/1/2045	1,344,583	1,214,528
3.50%, 1/1/2046	402,622	363,678
3.50%, 2/1/2046	2,346,102	2,118,311
3.50%, 3/1/2046	8,889	8,029
3.50%, 4/1/2046	122,455	110,304
3.50%, 5/1/2046	22,720	20,466
3.50%, 6/1/2046	4,624	4,165
3.50%, 7/1/2046	3,813	3,434
3.50%, 10/1/2046	609,967	549,467
Security Description	Principal Amount	Value
3.50%, 11/1/2046	$33,244	$29,946
3.50%, 2/1/2047	159,407	143,593
3.50%, 5/1/2047	2,730,991	2,462,808
3.50%, 7/1/2047	1,325,867	1,209,636
3.50%, 10/1/2047	6,397,847	5,750,827
3.50%, 11/1/2047	7,043,412	6,339,542
3.50%, 12/1/2047	7,546,531	6,822,046
3.50%, 1/1/2048	1,862,857	1,674,465
3.50%, 2/1/2048	2,396,007	2,153,841
3.50%, 6/1/2048	861,898	774,440
3.50%, 8/1/2048	110,835	99,588
3.50%, 9/1/2048	288,007	258,799
3.50%, 11/1/2048	722,467	650,462
3.50%, 3/1/2049	69,774	62,718
3.50%, 7/1/2049	1,423,373	1,273,772
3.50%, 8/1/2049	1,067,536	955,334
3.50%, 2/1/2050	5,239,791	4,719,350
3.50%, 6/1/2050	1,472,127	1,316,902
3.50%, 12/1/2051	5,034,785	4,478,540
3.50%, 4/1/2052	774,180	692,811
3.50%, 5/1/2052	2,500,742	2,241,311
3.50%, 6/1/2052	7,504,849	6,645,324
4.00%, 1/1/2026	2,713	2,697
4.00%, 2/1/2026	5,188	5,155
4.00%, 3/1/2026	2,986	2,966
4.00%, 4/1/2026	5,626	5,586
4.00%, 12/1/2034	111,504	107,901
4.00%, 3/1/2037	262,853	252,648
4.00%, 1/1/2038	778,933	749,270
4.00%, 3/1/2038	307,885	292,562
4.00%, 6/1/2038	183,240	174,120
4.00%, 8/1/2039	154,138	145,664
4.00%, 9/1/2039	53,086	50,168
4.00%, 9/1/2040	1,447,488	1,367,998
4.00%, 12/1/2040	315,003	297,704
4.00%, 1/1/2041	76,117	71,938
4.00%, 3/1/2041	200,624	189,122
4.00%, 10/1/2041	173,393	163,451
4.00%, 12/1/2041	190,718	179,783
4.00%, 1/1/2042	91,675	86,418
4.00%, 2/1/2042	35,972	33,852
4.00%, 9/1/2043	35,978	33,795
4.00%, 10/1/2043	184,544	173,344
4.00%, 12/1/2043	25,114	23,589
4.00%, 5/1/2044	526,424	497,515
4.00%, 6/1/2044	121,071	113,080
4.00%, 7/1/2044	835,159	783,890
4.00%, 9/1/2044	87,483	81,709
4.00%, 10/1/2044	175,619	164,080
4.00%, 12/1/2044	124,217	116,019
4.00%, 1/1/2045	412,256	387,951
4.00%, 2/1/2045	167,221	157,025
4.00%, 3/1/2045	150,794	140,760
4.00%, 5/1/2045	247,346	230,911
4.00%, 6/1/2045	314,783	294,008

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/1/2045	$175,285	$163,621
4.00%, 8/1/2045	69,695	65,146
4.00%, 9/1/2045	289,252	270,006
4.00%, 12/1/2045	140,796	131,428
4.00%, 1/1/2046	27,969	26,108
4.00%, 2/1/2046	51,369	47,956
4.00%, 3/1/2046	7,421	6,907
4.00%, 4/1/2046	155,775	144,977
4.00%, 5/1/2046	167,104	155,525
4.00%, 8/1/2046	16,331	15,203
4.00%, 9/1/2046	4,194	3,904
4.00%, 10/1/2046	942,149	888,135
4.00%, 11/1/2046	212,638	197,914
4.00%, 4/1/2047	2,195,468	2,038,708
4.00%, 7/1/2047	61,508	57,070
4.00%, 8/1/2047	238,027	220,853
4.00%, 9/1/2047	1,282,373	1,189,845
4.00%, 12/1/2047	2,535,362	2,352,427
4.00%, 1/1/2048	971,903	901,776
4.00%, 2/1/2048	408,247	378,790
4.00%, 5/1/2048	50,536	46,866
4.00%, 6/1/2048	1,935,598	1,795,016
4.00%, 7/1/2048	401,638	372,468
4.00%, 8/1/2048	612,465	567,981
4.00%, 9/1/2048	896,718	831,589
4.00%, 10/1/2048	2,414,642	2,253,971
4.00%, 11/1/2048	2,055,954	1,908,462
4.00%, 1/1/2049	1,614,147	1,518,984
4.00%, 3/1/2049	198,068	183,460
4.00%, 5/1/2049	586,257	543,022
4.00%, 6/1/2049	4,618,839	4,298,650
4.00%, 7/1/2049	679,732	629,602
4.00%, 8/1/2049	1,161,315	1,076,969
4.00%, 2/1/2050	506,422	469,074
4.00%, 7/1/2050	822,684	762,932
4.00%, 3/1/2051	5,075,192	4,700,902
4.00%, 7/1/2052	3,103,622	2,863,128
4.00%, 8/1/2052	9,198,031	8,452,231
4.00%, 10/1/2052	15,547,488	14,224,752
4.00%, 5/1/2053	6,128,683	5,601,819
4.00%, 11/1/2054	2,000,735	1,828,548
4.50%, 4/1/2031	52,579	52,129
4.50%, 10/1/2033	20,013	19,710
4.50%, 4/1/2039	133,793	130,134
4.50%, 7/1/2039	8,531	8,298
4.50%, 9/1/2039	30,215	29,389
4.50%, 11/1/2039	1,942,791	1,900,149
4.50%, 12/1/2039	5,755	5,597
4.50%, 4/1/2040	149,878	145,413
4.50%, 10/1/2040	114,636	111,219
4.50%, 11/1/2040	157,256	152,572
4.50%, 2/1/2041	175,749	170,105
4.50%, 5/1/2041	87,963	85,343
4.50%, 1/1/2042	337,008	326,186
4.50%, 9/1/2043	75,075	72,550
Security Description	Principal Amount	Value
4.50%, 12/1/2043	$219,682	$212,295
4.50%, 1/1/2044	29,840	28,838
4.50%, 2/1/2044	76,987	74,401
4.50%, 6/1/2044	176,509	170,309
4.50%, 3/1/2046	399,334	387,247
4.50%, 9/1/2047	72,476	69,344
4.50%, 11/1/2047	607,151	580,912
4.50%, 1/1/2048	71,254	68,175
4.50%, 2/1/2048	1,947,953	1,863,682
4.50%, 4/1/2048	3,239,644	3,138,951
4.50%, 6/1/2048	2,011,883	1,924,937
4.50%, 8/1/2048	1,286,393	1,227,573
4.50%, 11/1/2048	1,055,848	1,007,581
4.50%, 12/1/2048	346,875	331,018
4.50%, 1/1/2049	700,048	667,980
4.50%, 5/1/2049	594,775	567,585
4.50%, 9/1/2049	50,373	48,033
4.50%, 3/1/2050	1,643,733	1,567,394
4.50%, 9/1/2050	2,999,280	2,862,173
4.50%, 8/1/2052	14,527,433	13,684,091
4.50%, 12/1/2052	778,761	733,191
4.50%, 2/1/2053	5,489,882	5,174,552
5.00%, 11/1/2033	609	610
5.00%, 5/1/2034	19,441	19,440
5.00%, 7/1/2034	2,846	2,846
5.00%, 2/1/2035	11,612	11,611
5.00%, 7/1/2035	146,213	146,201
5.00%, 12/1/2039	24,338	24,200
5.00%, 1/1/2040	2,789	2,773
5.00%, 6/1/2040	11,314	11,230
5.00%, 7/1/2040	62,699	62,234
5.00%, 2/1/2041	2,121	2,105
5.00%, 5/1/2041	25,316	25,128
5.00%, 1/1/2042	239,556	237,776
5.00%, 3/1/2042	184,541	183,171
5.00%, 12/1/2043	44,250	44,034
5.00%, 7/1/2044	202,677	200,341
5.00%, 6/1/2048	244,630	239,949
5.00%, 9/1/2048	634,516	622,630
5.00%, 8/1/2049	458,338	450,034
5.00%, 10/1/2049	492,109	483,149
5.00%, 10/1/2052	1,492,814	1,446,724
5.00%, 2/1/2053	195,232	188,891
5.00%, 4/1/2053	905,680	878,785
5.00%, 6/1/2053	7,949,154	7,671,006
5.00%, 10/1/2053	2,981,222	2,876,906
5.00%, 5/1/2054	3,307,197	3,191,284
5.50%, 10/1/2034	14,625	14,867
5.50%, 2/1/2035	34,974	35,556
5.50%, 7/1/2035	65,299	66,388
5.50%, 12/1/2035	26,749	27,195
5.50%, 4/1/2036	31,600	32,126
5.50%, 9/1/2036	27,603	28,047
5.50%, 5/1/2037	11,829	12,020
5.50%, 6/1/2037	42,053	42,754

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 8/1/2037	$205,337	$208,753
5.50%, 4/1/2038	44,314	45,108
5.50%, 6/1/2038	23,104	23,519
5.50%, 12/1/2038	84,614	85,982
5.50%, 12/1/2039	112,625	114,645
5.50%, 9/1/2040	9,488	9,658
5.50%, 7/1/2041	120,035	121,953
5.50%, 5/1/2044	1,503,989	1,529,065
5.50%, 12/1/2052	1,580,592	1,574,560
5.50%, 2/1/2053	5,355,897	5,303,790
5.50%, 5/1/2053	6,857,439	6,788,257
5.50%, 7/1/2053	1,863,778	1,854,574
5.50%, 9/1/2053	15,955,063	15,759,826
5.50%, 10/1/2053	8,527,630	8,420,358
5.50%, 11/1/2053	1,275,060	1,259,021
5.50%, 8/1/2054	7,818,861	7,715,558
5.63%, 7/15/2037	875,000	937,782
6.00%, 7/1/2029	1,289	1,312
6.00%, 8/1/2029	111	113
6.00%, 3/1/2034	119,106	122,748
6.00%, 3/1/2035	35,187	36,477
6.00%, 5/1/2035	15,654	16,223
6.00%, 6/1/2035	42,853	44,407
6.00%, 2/1/2037	58,843	61,149
6.00%, 6/1/2037	33,277	34,588
6.00%, 8/1/2037	263,098	273,465
6.00%, 10/1/2039	96,399	100,198
6.00%, 4/1/2040	120,147	124,893
6.00%, 1/1/2053	2,093,552	2,104,679
6.00%, 2/1/2053	4,252,911	4,275,515
6.00%, 5/1/2053	3,683,363	3,702,509
6.00%, 7/1/2053	3,298,333	3,346,282
6.00%, 8/1/2053	2,106,913	2,117,865
6.00%, 5/1/2054	7,687,539	7,727,064
6.00%, 8/1/2054	15,068,032	15,145,503
6.25%, 5/15/2029	1,101,000	1,181,466
6.50%, 9/1/2031	6,395	6,607
6.50%, 7/1/2032	1,816	1,885
6.50%, 7/1/2036	6,442	6,783
6.50%, 10/1/2037	7,126	7,513
6.50%, 7/1/2053	1,965,269	2,008,407
6.50%, 11/1/2053	38,044	38,879
6.50%, 12/1/2053	1,971,442	2,014,715
6.50%, 6/1/2054	7,706,209	7,872,058
6.50%, 8/1/2054	9,157,359	9,356,146
6.63%, 11/15/2030	1,197,000	1,327,563
7.00%, 9/1/2029	5,368	5,593
7.00%, 9/1/2031	36	38
7.00%, 10/1/2031	56	59
7.00%, 10/1/2032	544	575
7.00%, 11/1/2053	2,114,197	2,189,738
7.00%, 2/1/2054	1,841,539	1,907,338
7.13%, 1/15/2030	708,000	793,299
7.25%, 5/15/2030 (b)	677,000	766,282
7.50%, 3/1/2031	83	87
Security Description	Principal Amount	Value
7.50%, 7/1/2031	$66	$66
2.00%, 10/1/2051	19,319,907	15,107,880
Federal National Mortgage Association-ACES:
Series 2017-M12, Class A2, 3.06%, 6/25/2027 (c)	155,280	150,124
Series 2017-M13, Class A2, 2.93%, 9/25/2027 (c)	336,184	322,968
Series 2017-M14, Class A2, 2.81%, 11/25/2027 (c)	439,115	418,798
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (c)	437,916	423,838
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (c)	663,186	634,432
Series 2019-M1, Class A2, 3.54%, 9/25/2028 (c)	719,485	694,579
Series 2019-M18, Class A2, 2.47%, 8/25/2029	1,878,312	1,717,205
Series 2019-M22, Class A2, 2.52%, 8/25/2029	530,755	485,736
Series 2019-M5, Class A2, 3.27%, 2/25/2029	467,248	444,718
Series 2019-M9, Class A2, 2.94%, 6/25/2029	612,838	575,660
Series 2020-M14, Class A2, 1.78%, 5/25/2030	483,537	417,423
Series 2020-M20, Class A2, 1.44%, 10/25/2029	1,500,000	1,291,433
Series 2020-M42, Class A2, 1.27%, 7/25/2030	280,000	232,766
Series 2020-M8, Class A2, 1.82%, 2/25/2030	911,755	796,689
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (c)	1,600,000	1,312,993
Series 2021-M19, Class A2, 1.74%, 10/25/2031 (c)	350,000	288,117
Series 2022-M1, Class A2, 1.67%, 10/25/2031 (c)	100,000	81,538
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (c)	800,000	656,619
Series 2024-M4, Class A2, 4.87%, 12/25/2033 (c)	2,700,000	2,673,890
Series 2017-M15, Class ATS2, VRN, 3.16%, 11/25/2027 (c)	573,761	554,267
Series 2018-M1, Class A2, VRN, 2.99%, 12/25/2027 (c)	83,478	80,152
Series 2020-M53, Class A2, VRN, 1.69%, 11/25/2032 (c)	750,000	600,018
Series 2021-M1, Class A2, VRN, 1.39%, 11/25/2030 (c)	61,250	50,589
Series 2021-M17, Class A2, VRN, 1.71%, 7/25/2031 (c)	3,500,000	2,903,746

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association:
2.00%, 10/20/2050	$1,459,885	$1,169,550
2.00%, 12/20/2050	7,035,950	5,642,977
2.00%, 1/20/2051	14,325,483	11,469,359
2.00%, 2/20/2051	163,376	131,030
2.00%, 4/20/2051	9,093,304	7,291,577
2.00%, 5/20/2051	9,589,487	7,688,704
2.00%, 6/20/2051	15,307,206	12,271,900
2.00%, 9/20/2051	9,497,154	7,611,733
2.00%, 12/20/2051	10,636,905	8,522,745
2.00%, 1/20/2052	9,973,240	7,990,216
2.00%, 4/20/2052	6,864,120	5,493,689
2.00%, 5/20/2052	2,354,909	1,884,748
2.50%, 2/20/2043	879,047	762,160
2.50%, 12/20/2049	535,382	449,552
2.50%, 7/20/2050	2,425,219	2,034,184
2.50%, 8/20/2050	4,276,612	3,585,741
2.50%, 10/20/2050	6,507,094	5,451,869
2.50%, 1/20/2051	2,085,842	1,745,654
2.50%, 3/20/2051	136,210	114,015
2.50%, 4/20/2051	9,601,669	8,035,643
2.50%, 6/20/2051	172,168	144,034
2.50%, 7/20/2051	10,992,573	9,194,589
2.50%, 8/20/2051	14,156,307	11,838,661
2.50%, 9/20/2051	14,055,758	11,752,399
2.50%, 10/20/2051	11,556,387	9,660,819
2.50%, 11/20/2051	12,676,259	10,595,040
2.50%, 12/20/2051	175,201	146,436
2.50%, 3/20/2052	1,707,646	1,426,739
2.50%, 4/20/2052	4,984,101	4,164,703
2.50%, 5/20/2052	4,096,081	3,422,153
3.00%, 10/15/2042	181,635	161,043
3.00%, 10/20/2042	1,796,203	1,601,205
3.00%, 12/15/2042	283,398	251,291
3.00%, 12/20/2042	475,510	423,871
3.00%, 2/20/2043	508,337	453,123
3.00%, 3/15/2043	56,489	49,837
3.00%, 4/15/2043	105,432	93,015
3.00%, 4/20/2043	384,229	340,481
3.00%, 6/20/2043	260,763	231,073
3.00%, 11/20/2044	254,170	224,275
3.00%, 12/20/2044	96,701	85,327
3.00%, 3/20/2045	99,850	88,006
3.00%, 4/20/2045	160,568	141,522
3.00%, 6/15/2045	43,047	37,899
3.00%, 8/15/2045	55,642	48,987
3.00%, 8/20/2045	274,171	241,650
3.00%, 11/20/2045	58,710	51,746
3.00%, 12/20/2045	98,562	86,871
3.00%, 1/20/2046	135,536	119,459
3.00%, 2/20/2046	2,083,812	1,846,553
3.00%, 4/20/2046	238,870	210,007
3.00%, 5/20/2046	540,369	476,236
3.00%, 6/20/2046	1,535,436	1,352,249
Security Description	Principal Amount	Value
3.00%, 9/20/2046	$485,475	$426,815
3.00%, 10/20/2046	1,740,652	1,530,329
3.00%, 11/20/2046	278,630	244,963
3.00%, 1/20/2047	492,351	432,860
3.00%, 2/20/2047	182,316	160,287
3.00%, 6/20/2047	163,635	143,527
3.00%, 7/20/2047	1,386,874	1,216,448
3.00%, 10/20/2047	949,218	832,573
3.00%, 11/20/2047	613,938	538,494
3.00%, 12/20/2047	569,631	499,632
3.00%, 1/20/2048	510,775	448,008
3.00%, 2/20/2048	585,767	514,329
3.00%, 3/20/2048	2,199,130	1,928,890
3.00%, 11/20/2049	3,612,110	3,153,515
3.00%, 12/20/2049	1,097,453	958,120
3.00%, 2/20/2050	948,029	828,206
3.00%, 6/20/2050	6,674,586	5,816,911
3.00%, 7/20/2050	7,003,012	6,101,403
3.00%, 12/20/2050	4,453,770	3,877,060
3.00%, 8/20/2051	7,418,525	6,448,243
3.00%, 9/20/2051	4,254,890	3,697,727
3.00%, 12/20/2051	9,230,043	8,017,120
3.00%, 3/20/2052	2,150,121	1,865,908
3.00%, 4/20/2052	5,134,770	4,456,032
3.00%, 6/20/2052	138,315	120,032
3.50%, 12/20/2041	415,365	381,363
3.50%, 2/15/2042	222,291	203,514
3.50%, 3/15/2042	24,748	22,658
3.50%, 6/20/2042	226,313	207,212
3.50%, 10/20/2042	53,226	48,734
3.50%, 1/20/2043	981,584	898,739
3.50%, 4/15/2043	61,347	56,134
3.50%, 4/20/2043	235,878	215,970
3.50%, 7/20/2043	650,782	596,097
3.50%, 10/20/2043	110,165	100,786
3.50%, 11/20/2043	148,482	135,841
3.50%, 12/20/2043	43,679	39,960
3.50%, 1/15/2044	43,428	39,557
3.50%, 1/20/2044	88,375	80,851
3.50%, 3/20/2044	85,682	78,388
3.50%, 6/20/2044	3,366,682	3,066,658
3.50%, 9/20/2044	1,237,175	1,126,923
3.50%, 10/20/2044	149,505	136,181
3.50%, 12/20/2044	109,066	99,346
3.50%, 2/20/2045	82,389	75,047
3.50%, 3/20/2045	115,039	104,277
3.50%, 4/20/2045	620,578	563,778
3.50%, 5/20/2045	5,304	4,808
3.50%, 6/20/2045	568,107	514,957
3.50%, 9/20/2045	53,120	48,148
3.50%, 10/20/2045	2,386,585	2,163,305
3.50%, 11/20/2045	140,101	126,994
3.50%, 12/20/2045	72,859	66,043
3.50%, 1/20/2046	726,609	658,630
3.50%, 3/20/2046	471,929	429,052

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 4/20/2046	$2,596,925	$2,352,503
3.50%, 5/20/2046	441,415	399,869
3.50%, 6/20/2046	40,104	36,386
3.50%, 7/20/2046	53,812	48,815
3.50%, 8/20/2046	40,878	37,030
3.50%, 10/20/2046	250,177	226,631
3.50%, 11/20/2046	1,534,191	1,389,793
3.50%, 2/20/2047	1,142,155	1,034,656
3.50%, 3/20/2047	232,535	210,225
3.50%, 5/20/2047	344,796	312,282
3.50%, 6/20/2047	136,739	123,788
3.50%, 8/20/2047	203,231	183,733
3.50%, 9/20/2047	204,772	185,126
3.50%, 10/20/2047	172,972	156,377
3.50%, 11/20/2047	697,461	630,545
3.50%, 12/20/2047	2,661,308	2,405,974
3.50%, 1/20/2048	3,192,528	2,886,227
3.50%, 2/20/2048	835,656	755,481
3.50%, 3/20/2048	1,421,188	1,284,835
3.50%, 4/20/2048	843,055	762,169
3.50%, 6/20/2048	499,507	451,945
3.50%, 2/20/2049	204,119	184,468
3.50%, 5/20/2049	138,865	125,156
3.50%, 7/20/2049	46,006	41,464
3.50%, 8/20/2049	41,940	37,800
3.50%, 9/20/2049	678,726	611,721
3.50%, 12/20/2049	288,018	259,585
3.50%, 3/20/2050	1,949,349	1,756,905
3.50%, 10/20/2050	1,226,700	1,105,598
3.50%, 2/20/2051	1,591,389	1,434,284
3.50%, 3/20/2051	310,533	279,876
3.50%, 6/20/2052	4,164,073	3,729,867
3.50%, 7/20/2052	2,822,312	2,527,582
3.50%, 10/20/2052	5,138,594	4,600,785
3.50%, 12/20/2052	5,655,541	5,064,940
4.00%, 4/15/2040	206,478	195,759
4.00%, 6/15/2040	12,698	12,039
4.00%, 7/15/2040	1,608	1,525
4.00%, 10/15/2040	11,649	11,045
4.00%, 11/15/2040	80,716	76,526
4.00%, 12/20/2040	128,532	122,024
4.00%, 8/15/2041	286,206	271,335
4.00%, 11/15/2041	39,818	37,749
4.00%, 3/20/2044	30,899	29,084
4.00%, 4/20/2044	160,124	150,718
4.00%, 6/20/2044	151,289	142,402
4.00%, 8/20/2044	160,168	150,759
4.00%, 9/20/2044	130,890	123,201
4.00%, 10/20/2044	188,524	177,450
4.00%, 12/20/2044	167,487	157,648
4.00%, 2/20/2045	120,522	113,442
4.00%, 5/15/2045	86,513	80,975
4.00%, 7/20/2045	761,091	715,383
4.00%, 8/20/2045	95,002	89,267
4.00%, 9/20/2045	1,768,404	1,662,200
Security Description	Principal Amount	Value
4.00%, 10/20/2045	$137,741	$129,469
4.00%, 11/20/2045	581,668	546,735
4.00%, 1/20/2046	4,599	4,323
4.00%, 4/20/2046	84,153	79,099
4.00%, 5/20/2046	31,740	29,833
4.00%, 6/20/2046	11,250	10,498
4.00%, 9/20/2046	15,596	14,553
4.00%, 10/20/2046	59,603	55,617
4.00%, 2/20/2047	21,578	20,135
4.00%, 3/20/2047	237,314	221,440
4.00%, 4/20/2047	91,211	85,043
4.00%, 6/20/2047	664,665	620,894
4.00%, 7/20/2047	176,629	164,753
4.00%, 8/20/2047	300,356	280,161
4.00%, 9/20/2047	120,798	112,676
4.00%, 2/20/2048	882,110	822,463
4.00%, 3/20/2048	672,363	626,899
4.00%, 4/20/2048	2,363,663	2,201,842
4.00%, 6/20/2048	305,483	284,570
4.00%, 7/20/2048	195,283	181,913
4.00%, 8/20/2048	1,245,694	1,160,850
4.00%, 9/20/2048	332,078	309,460
4.00%, 5/20/2049	472,933	440,137
4.00%, 7/20/2049	1,996,259	1,857,826
4.00%, 5/20/2050	934,706	870,345
4.00%, 9/20/2052	3,888,789	3,590,164
4.00%, 10/20/2052	10,284,164	9,494,432
4.00%, 11/20/2052	5,593,042	5,163,546
4.50%, 3/15/2038	329	323
4.50%, 4/15/2039	1,174	1,142
4.50%, 6/15/2039	44,736	43,536
4.50%, 7/15/2039	35,302	34,355
4.50%, 2/15/2040	22,830	22,218
4.50%, 4/15/2040	161,177	156,810
4.50%, 5/20/2040	84,374	82,117
4.50%, 6/15/2040	91,247	88,775
4.50%, 8/15/2040	1,451	1,412
4.50%, 2/15/2041	15,857	15,425
4.50%, 3/15/2041	54,534	53,057
4.50%, 6/15/2041	44,024	42,825
4.50%, 9/20/2041	50,880	49,482
4.50%, 12/15/2041	24,708	24,035
4.50%, 1/15/2042	36,280	35,308
4.50%, 10/20/2043	29,568	28,611
4.50%, 4/20/2044	78,626	76,082
4.50%, 6/20/2044	68,118	65,914
4.50%, 11/20/2044	163,992	158,523
4.50%, 12/20/2044	52,355	50,610
4.50%, 7/20/2045	971,871	939,462
4.50%, 8/20/2045	80,130	77,458
4.50%, 9/20/2045	40,260	38,918
4.50%, 10/20/2045	151,351	146,303
4.50%, 4/20/2046	81,808	79,079
4.50%, 9/20/2047	59,884	57,406
4.50%, 11/20/2047	269,054	257,921

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 12/20/2047	$231,182	$221,617
4.50%, 1/20/2048	197,723	189,542
4.50%, 6/20/2048	477,784	458,652
4.50%, 7/20/2048	270,102	258,830
4.50%, 8/20/2048	797,083	764,781
4.50%, 9/20/2048	51,037	48,907
4.50%, 10/20/2048	393,466	377,046
4.50%, 12/20/2048	37,427	35,865
4.50%, 1/20/2049	779,042	746,531
4.50%, 7/20/2049	717,795	687,840
4.50%, 10/20/2052	4,051,640	3,843,408
4.50%, 12/20/2052	7,074,776	6,711,171
4.50%, 1/20/2053	5,906,143	5,602,599
4.50%, 3/20/2053	3,163,768	3,001,168
4.50%, 6/20/2053	3,035,350	2,875,580
4.50%, 2/20/2054	2,465,457	2,335,684
5.00%, 12/15/2038	52,037	52,285
5.00%, 4/15/2039	112,459	111,794
5.00%, 5/15/2039	20,276	20,155
5.00%, 8/15/2041	385,214	382,913
5.00%, 11/20/2041	293,008	291,179
5.00%, 5/20/2044	55,159	54,815
5.00%, 11/20/2044	53,156	52,816
5.00%, 1/20/2048	271,637	269,086
5.00%, 5/20/2048	292,734	287,346
5.00%, 7/20/2048	37,815	37,119
5.00%, 9/20/2048	208,682	204,842
5.00%, 11/20/2048	201,913	198,197
5.00%, 1/20/2049	481,942	473,074
5.00%, 7/20/2049	93,313	91,709
5.00%, 1/20/2053	134,689	131,117
5.00%, 5/20/2053	10,025,959	9,744,812
5.00%, 7/20/2053	13,187,884	12,818,071
5.00%, 5/20/2054	2,965,778	2,877,183
5.00%, 7/20/2054	1,263,652	1,225,904
5.50%, 6/15/2033	9,565	9,675
5.50%, 4/15/2037	640	655
5.50%, 6/15/2038	124,184	127,116
5.50%, 7/15/2038	57,866	59,451
5.50%, 8/15/2038	12,298	12,635
5.50%, 2/15/2039	17,242	17,717
5.50%, 5/20/2044	79,633	80,842
5.50%, 5/20/2053	5,109,581	5,079,842
5.50%, 7/20/2053	4,570,535	4,543,933
5.50%, 8/20/2053	5,313,582	5,282,656
5.50%, 5/20/2054	7,896,443	7,830,175
5.50%, 8/20/2054	4,958,236	4,916,626
5.50%, 9/20/2054	10,780,605	10,690,134
6.00%, 10/15/2032	12,444	12,673
6.00%, 11/15/2032	4,045	4,115
6.00%, 9/15/2034	10,047	10,225
6.00%, 10/15/2036	137	143
6.00%, 8/15/2037	9,474	9,908
6.00%, 1/15/2038	8,102	8,396
6.00%, 4/15/2038	25,727	26,978
Security Description	Principal Amount	Value
6.00%, 6/15/2041	$40,695	$42,546
6.00%, 12/20/2052	1,735,861	1,754,535
6.00%, 1/20/2053	1,021,666	1,032,485
6.00%, 9/20/2053	3,051,619	3,083,769
6.00%, 2/20/2054	5,463,914	5,521,479
6.00%, 6/20/2054	4,921,395	4,957,669
6.00%, 9/20/2054	8,595,538	8,658,894
6.50%, 7/15/2031	15,254	15,743
6.50%, 8/15/2031	2,009	2,040
6.50%, 1/20/2054	3,422,598	3,482,192
6.50%, 6/20/2054	9,812,039	9,991,260
7.00%, 2/15/2028	483	490
7.00%, 6/15/2028	1,298	1,300
7.50%, 1/15/2027	498	498
7.50%, 4/15/2027	1,738	1,744
7.50%, 7/15/2027	4,391	4,409
7.50%, 12/15/2027	1,090	1,094
7.50%, 10/15/2029	429	436
Government National Mortgage Association, TBA:
TBA, 4.00%, 1/20/2055 (g)	1,750,000	1,611,403
TBA, 4.50%, 1/20/2055 (g)	7,075,000	6,688,946
TBA, 5.00%, 1/20/2055 (g)	13,850,000	13,430,622
TBA, 5.50%, 1/20/2055 (g)	5,900,000	5,846,422
TBA, 6.00%, 1/20/2055 (g)	7,900,000	7,948,664
TBA, 6.50%, 1/20/2055 (g)	6,475,000	6,580,996
Tennessee Valley Authority:
3.88%, 3/15/2028	740,000	730,487
4.25%, 9/15/2052	200,000	169,254
5.25%, 9/15/2039	1,986,000	2,025,024
5.88%, 4/1/2036	128,000	138,689
7.13%, 5/1/2030	314,000	352,152
Series A, 2.88%, 2/1/2027	400,000	388,684
Series B, 4.70%, 7/15/2033	1,769,000	1,753,175
Uniform Mortgage-Backed Security, TBA:
TBA, 4.00%, 1/1/2040 (g)	2,700,000	2,592,826
TBA, 4.50%, 1/1/2040 (g)	1,000,000	977,823
TBA, 4.50%, 1/1/2055 (g)	9,975,000	9,376,400
TBA, 5.00%, 1/1/2040 (g)	4,125,000	4,107,110
TBA, 5.00%, 1/1/2055 (g)	10,900,000	10,514,456
TBA, 5.50%, 1/1/2040 (g)	2,025,000	2,038,648
TBA, 5.50%, 1/1/2055 (g)	15,375,000	15,165,546
TBA, 6.00%, 1/1/2055 (g)	9,325,000	9,369,014
TBA, 6.50%, 1/1/2055 (g)	6,300,000	6,433,056
TBA, 7.00%, 1/1/2055 (g)	4,225,000	4,379,297
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,430,060,132)		2,181,429,730
U.S. TREASURY OBLIGATIONS — 43.2%
U.S. Treasury Bonds:
1.13%, 5/15/2040	9,900,000	5,960,109
1.13%, 8/15/2040	13,150,000	7,846,852
1.38%, 11/15/2040	16,092,200	9,967,106

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
1.38%, 8/15/2050	$13,301,200	$6,492,648
1.63%, 11/15/2050	15,575,600	8,133,384
1.75%, 8/15/2041	24,398,700	15,805,783
1.88%, 2/15/2041	19,924,300	13,349,281
1.88%, 2/15/2051	17,956,000	9,999,248
1.88%, 11/15/2051	22,142,800	12,226,977
2.00%, 11/15/2041	18,050,000	12,127,344
2.00%, 2/15/2050	10,921,900	6,350,061
2.00%, 8/15/2051	17,427,100	9,966,123
2.25%, 5/15/2041	36,395,400	25,835,047
2.25%, 2/15/2052	19,240,900	11,682,834
2.38%, 2/15/2042	9,500,000	6,765,781
2.38%, 5/15/2051	19,722,600	12,415,993
2.50%, 2/15/2045	3,699,000	2,567,337
2.50%, 2/15/2046	3,681,800	2,517,431
2.75%, 11/15/2042	15,508,800	11,587,982
2.75%, 11/15/2047	6,863,400	4,820,466
2.88%, 8/15/2045	3,740,000	2,759,419
2.88%, 11/15/2046	5,109,700	3,714,113
2.88%, 5/15/2049	12,792,200	9,078,464
2.88%, 5/15/2052	16,315,500	11,425,949
3.00%, 11/15/2045	2,920,200	2,196,538
3.00%, 2/15/2047	1,127,300	835,963
3.00%, 5/15/2047	10,795,000	7,983,240
3.00%, 2/15/2048	5,774,900	4,240,040
3.00%, 8/15/2048	16,375,000	11,971,660
3.00%, 2/15/2049	11,486,100	8,365,111
3.00%, 8/15/2052	19,068,000	13,699,166
3.13%, 11/15/2041	2,518,000	2,026,597
3.13%, 2/15/2043	1,279,400	1,010,726
3.13%, 8/15/2044	7,078,000	5,496,509
3.13%, 5/15/2048	18,150,000	13,612,500
3.25%, 5/15/2042	24,997,000	20,341,309
3.38%, 8/15/2042	25,745,000	21,259,738
3.38%, 5/15/2044	2,759,200	2,237,108
3.38%, 11/15/2048	2,970,200	2,322,325
3.63%, 2/15/2053	23,405,000	19,042,162
3.63%, 5/15/2053	24,235,000	19,732,591
3.75%, 11/15/2043	3,790,600	3,264,654
3.88%, 2/15/2043	34,996,000	30,894,906
3.88%, 5/15/2043	22,176,000	19,532,205
4.00%, 11/15/2042	19,701,900	17,731,710
4.00%, 11/15/2052	28,064,100	24,472,772
4.13%, 8/15/2044	13,040,000	11,811,387
4.13%, 8/15/2053	27,458,000	24,493,394
4.25%, 11/15/2040	975,000	916,805
4.25%, 2/15/2054	22,639,000	20,686,386
4.25%, 8/15/2054	21,000,000	19,215,000
4.38%, 5/15/2040	5,700,000	5,454,188
4.38%, 8/15/2043	25,974,000	24,456,144
4.50%, 2/15/2044	22,300,000	21,303,469
4.50%, 11/15/2054	12,000,000	11,460,000
4.63%, 2/15/2040	29,170,000	28,718,777
4.63%, 5/15/2044	13,550,000	13,145,617
4.63%, 11/15/2044	14,500,000	14,067,266
Security Description	Principal Amount	Value
4.63%, 5/15/2054	$24,200,000	$23,553,406
4.75%, 2/15/2037	546,000	553,593
4.75%, 11/15/2043	20,496,100	20,249,506
4.75%, 11/15/2053	25,500,000	25,260,937
5.25%, 11/15/2028	262,000	269,799
5.25%, 2/15/2029	250,000	258,848
5.50%, 8/15/2028	452,000	470,080
6.50%, 11/15/2026	1,054,000	1,098,260
U.S. Treasury Notes:
0.38%, 1/31/2026	16,150,000	15,495,168
0.38%, 9/30/2027	18,950,000	17,050,559
0.50%, 4/30/2027	5,322,000	4,882,519
0.50%, 6/30/2027	15,750,000	14,359,570
0.50%, 8/31/2027	925,000	837,920
0.50%, 10/31/2027	9,100,000	8,190,711
0.63%, 7/31/2026	15,600,000	14,743,828
0.63%, 12/31/2027	3,900,000	3,502,688
0.63%, 8/15/2030	20,407,000	16,582,282
0.75%, 3/31/2026	24,301,000	23,275,802
0.75%, 4/30/2026	22,500,000	21,490,137
0.75%, 5/31/2026	13,000,000	12,381,484
0.75%, 8/31/2026	7,450,000	7,035,303
0.75%, 1/31/2028	20,225,000	18,174,059
0.88%, 6/30/2026	17,720,000	16,862,380
0.88%, 9/30/2026	750,000	707,754
1.13%, 10/31/2026	10,500,000	9,927,422
1.13%, 2/28/2027	9,225,000	8,636,186
1.13%, 2/29/2028	12,350,000	11,204,731
1.13%, 8/31/2028	35,198,000	31,397,716
1.13%, 2/15/2031	29,436,000	24,298,498
1.25%, 12/31/2026	17,250,000	16,269,580
1.25%, 3/31/2028	20,200,000	18,348,859
1.25%, 4/30/2028	14,000,000	12,679,844
1.25%, 5/31/2028	7,750,000	7,000,430
1.25%, 6/30/2028	14,733,000	13,279,267
1.25%, 9/30/2028	5,000,000	4,468,750
1.25%, 8/15/2031	36,700,000	29,962,109
1.38%, 8/31/2026	3,000,000	2,863,008
1.38%, 10/31/2028	1,000,000	895,703
1.38%, 12/31/2028	2,350,000	2,095,539
1.50%, 8/15/2026	3,222,000	3,084,058
1.50%, 1/31/2027	13,400,000	12,672,422
1.63%, 5/15/2026	1,300,000	1,254,602
1.63%, 10/31/2026	11,125,000	10,616,987
1.63%, 11/30/2026	11,700,000	11,140,594
1.63%, 8/15/2029	12,327,000	10,944,065
1.63%, 5/15/2031	26,006,000	21,944,594
1.75%, 12/31/2026	8,150,000	7,765,422
1.75%, 1/31/2029	21,050,000	19,010,781
1.88%, 6/30/2026	10,500,000	10,143,574
1.88%, 2/28/2027	22,052,000	20,980,411
1.88%, 2/15/2032	28,600,000	24,064,219
2.00%, 11/15/2026	4,188,100	4,019,431
2.13%, 5/31/2026	11,415,000	11,083,697
2.25%, 3/31/2026	550,000	536,658

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 2/15/2027	$150,000	$143,953
2.25%, 8/15/2027	8,174,800	7,769,892
2.25%, 11/15/2027	19,050,000	18,012,668
2.38%, 4/30/2026	13,300,000	12,977,891
2.38%, 5/15/2027	14,780,000	14,155,314
2.38%, 3/31/2029	12,720,000	11,742,150
2.38%, 5/15/2029	8,750,000	8,065,039
2.50%, 2/28/2026	14,438,000	14,153,752
2.50%, 3/31/2027	15,900,000	15,311,203
2.63%, 5/31/2027	13,709,000	13,199,197
2.63%, 7/31/2029	12,881,300	11,952,438
2.75%, 4/30/2027	16,100,000	15,566,687
2.75%, 7/31/2027	17,601,600	16,953,916
2.75%, 2/15/2028	2,726,000	2,603,117
2.75%, 5/31/2029	18,875,000	17,651,074
2.75%, 8/15/2032	28,405,000	25,204,999
2.88%, 5/15/2028	500,000	477,695
2.88%, 8/15/2028	1,497,600	1,424,943
2.88%, 5/15/2032	27,165,000	24,410,299
3.13%, 8/31/2027	21,025,000	20,420,531
3.13%, 11/15/2028	6,500,000	6,220,195
3.13%, 8/31/2029	10,000,000	9,474,219
3.25%, 6/30/2027	17,500,000	17,092,578
3.25%, 6/30/2029	10,250,000	9,782,344
3.38%, 9/15/2027	9,400,000	9,187,766
3.38%, 5/15/2033	28,062,000	25,799,501
3.50%, 9/30/2026 (b)	20,810,000	20,551,501
3.50%, 1/31/2028	25,320,000	24,742,387
3.50%, 4/30/2028	21,900,000	21,350,789
3.50%, 9/30/2029	13,800,000	13,282,500
3.50%, 1/31/2030	10,100,000	9,691,266
3.50%, 4/30/2030	14,525,000	13,903,148
3.50%, 2/15/2033	26,780,000	24,922,137
3.63%, 5/15/2026	12,094,000	11,995,264
3.63%, 3/31/2028	35,543,000	34,812,703
3.63%, 5/31/2028	16,250,000	15,894,531
3.63%, 8/31/2029	30,650,000	29,685,004
3.63%, 3/31/2030	10,395,000	10,019,805
3.63%, 9/30/2031	43,800,000	41,644,219
3.75%, 4/15/2026	17,261,000	17,151,096
3.75%, 8/31/2026	47,850,000	47,476,172
3.75%, 8/15/2027	13,400,000	13,230,406
3.75%, 12/31/2028	2,500,000	2,444,531
3.75%, 5/31/2030	18,900,000	18,297,562
3.75%, 6/30/2030	15,725,000	15,215,166
3.75%, 12/31/2030	31,100,000	29,972,625
3.75%, 8/31/2031	11,000,000	10,542,813
3.88%, 1/15/2026 (b)	2,476,000	2,467,876
3.88%, 10/15/2027	2,000,000	1,979,219
3.88%, 11/30/2027	19,870,700	19,648,707
3.88%, 12/31/2027	22,300,000	22,050,867
3.88%, 9/30/2029	15,750,000	15,410,391
3.88%, 11/30/2029	17,015,000	16,636,150
3.88%, 12/31/2029	19,600,000	19,152,875
3.88%, 8/15/2033	9,057,000	8,623,962
Security Description	Principal Amount	Value
3.88%, 8/15/2034	$21,250,000	$20,107,812
4.00%, 2/15/2026	10,705,000	10,676,983
4.00%, 1/15/2027	20,430,000	20,331,042
4.00%, 2/29/2028	31,625,000	31,345,811
4.00%, 6/30/2028	16,645,000	16,474,649
4.00%, 1/31/2029	4,869,000	4,803,573
4.00%, 7/31/2029	12,680,000	12,482,866
4.00%, 10/31/2029	17,500,000	17,208,789
4.00%, 2/28/2030	17,950,000	17,623,254
4.00%, 7/31/2030	19,097,500	18,702,122
4.00%, 1/31/2031	38,100,000	37,186,195
4.00%, 2/15/2034	29,875,000	28,619,316
4.13%, 6/15/2026	14,537,000	14,513,150
4.13%, 10/31/2026	25,500,000	25,445,215
4.13%, 2/15/2027	17,750,000	17,702,852
4.13%, 9/30/2027	17,650,000	17,583,812
4.13%, 10/31/2027 (b)	16,672,800	16,608,975
4.13%, 11/15/2027	7,500,000	7,468,945
4.13%, 7/31/2028	19,550,000	19,417,121
4.13%, 3/31/2029	9,350,000	9,260,883
4.13%, 10/31/2029	25,580,000	25,292,225
4.13%, 11/30/2029	18,650,000	18,444,559
4.13%, 8/31/2030	17,412,000	17,146,739
4.13%, 3/31/2031	29,750,000	29,213,106
4.13%, 7/31/2031	79,840,000	78,268,150
4.13%, 10/31/2031	500,000	489,688
4.13%, 11/30/2031	20,000,000	19,581,250
4.13%, 11/15/2032	15,074,000	14,708,927
4.25%, 1/31/2026	18,563,000	18,565,175
4.25%, 11/30/2026	26,600,000	26,598,961
4.25%, 12/31/2026	45,000,000	45,005,274
4.25%, 3/15/2027	21,200,000	21,198,344
4.25%, 2/28/2029	18,550,000	18,468,844
4.25%, 6/30/2029	63,500,000	63,167,618
4.25%, 2/28/2031	20,000,000	19,779,688
4.25%, 6/30/2031	9,100,000	8,988,383
4.25%, 11/15/2034 (b)	13,919,800	13,565,280
4.38%, 7/31/2026	11,050,000	11,070,719
4.38%, 8/15/2026	16,650,000	16,681,869
4.38%, 12/15/2026	15,265,000	15,301,970
4.38%, 7/15/2027	48,500,000	48,632,617
4.38%, 8/31/2028	21,450,000	21,470,109
4.38%, 11/30/2028	41,400,000	41,425,875
4.38%, 11/30/2030	1,000,000	996,641
4.38%, 5/15/2034	31,830,000	31,362,497
4.50%, 3/31/2026	17,000,000	17,047,812
4.50%, 7/15/2026	11,900,000	11,943,695
4.50%, 4/15/2027	12,550,000	12,614,711
4.50%, 5/15/2027	15,000,000	15,077,344
4.50%, 5/31/2029	13,600,000	13,668,000
4.50%, 11/15/2033	24,380,800	24,281,753
4.63%, 2/28/2026	23,972,000	24,072,196
4.63%, 3/15/2026	20,366,000	20,453,510
4.63%, 6/30/2026	22,100,000	22,221,723
4.63%, 9/15/2026	21,856,000	21,986,624

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 10/15/2026	$17,500,000	$17,608,691
4.63%, 11/15/2026	16,450,000	16,559,238
4.63%, 6/15/2027	5,600,000	5,647,688
4.63%, 9/30/2028	23,646,300	23,871,679
4.63%, 4/30/2029	11,050,000	11,159,637
4.63%, 9/30/2030	19,800,000	19,991,812
4.63%, 4/30/2031	11,000,000	11,097,109
4.63%, 5/31/2031	44,851,800	45,237,245
4.88%, 4/30/2026	21,175,000	21,341,257
4.88%, 5/31/2026	21,050,000	21,226,787
4.88%, 10/31/2028	23,250,000	23,673,223
4.88%, 10/31/2030	21,950,000	22,443,875
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,848,677,595)		3,576,031,960
MUNICIPAL BONDS & NOTES — 0.5%
ARIZONA — 0.0% (a)
Salt River Project Agricultural Improvement & Power District Revenue, AZ 4.84%, 1/1/2041	200,000	184,769
CALIFORNIA — 0.2%
Bay Area Toll Authority Revenue, CA:
Series F-3, 3.13%, 4/1/2055	735,000	481,325
Series F-2, 6.26%, 4/1/2049	235,000	248,371
Series S1, 7.04%, 4/1/2050	280,000	320,946
California State University Revenue, CA:
Series B, 2.72%, 11/1/2052	175,000	114,875
Series B, 2.94%, 11/1/2052	625,000	416,329
Series B, 2.98%, 11/1/2051	285,000	190,755
Series B, 3.90%, 11/1/2047	100,000	81,681
City of Los Angeles Department of Airports Customer Facility Charge Revenue, CA Series A, Assured Guaranty Municipal Corp., 4.24%, 5/15/2048 (h)	250,000	213,342
City of Riverside Revenue, CA Series A, 3.86%, 6/1/2045	245,000	208,005
County of Riverside Revenue, CA 3.82%, 2/15/2038	250,000	223,166
Foothill-Eastern Transportation Corridor Agency Revenue, CA Series A, 4.09%, 1/15/2049	241,000	191,686
Golden State Tobacco Securitization Corp. Revenue, CA:
Series B, 2.75%, 6/1/2034	250,000	210,400
Series A, 3.12%, 6/1/2038	650,000	518,543
Series A-1, 4.21%, 6/1/2050	200,000	148,145
Los Angeles Department of Water & Power Revenue, CA:
6.57%, 7/1/2045	150,000	162,591
Security Description	Principal Amount	Value
6.60%, 7/1/2050	$280,000	$308,296
Regents of the University of California Medical Center Pooled Revenue, CA:
Series N, 3.01%, 5/15/2050	175,000	114,391
Series N, 3.26%, 5/15/2060	150,000	96,728
Series N, 3.71%, 5/15/2120	150,000	93,909
Series H, 6.55%, 5/15/2048	310,000	332,929
San Diego County Regional Transportation Commission Revenue, CA 5.91%, 4/1/2048	330,000	334,824
San Diego County Water Authority Revenue, CA Series B, 6.14%, 5/1/2049	280,000	289,270
San Joaquin Hills Transportation Corridor Agency Revenue, CA Series B, Assured Guaranty Municipal Corp., 3.49%, 1/15/2050 (h)	200,000	150,397
State of California, General Obligation, CA:
1.75%, 11/1/2030	335,000	283,051
2.50%, 10/1/2029	200,000	182,261
Series B, 2.65%, 4/1/2026	370,000	362,961
Series A, 3.05%, 4/1/2029	265,000	249,575
3.50%, 4/1/2028	400,000	388,246
4.50%, 4/1/2033	315,000	303,456
4.60%, 4/1/2038	540,000	502,556
5.13%, 3/1/2038	100,000	97,868
5.75%, 10/1/2031	500,000	524,364
5.88%, 10/1/2041	1,000,000	1,033,860
7.35%, 11/1/2039	370,000	423,097
7.50%, 4/1/2034	320,000	365,075
7.55%, 4/1/2039	302,000	356,974
7.63%, 3/1/2040	160,000	188,534
University of California Revenue, CA:
Series BG, 1.32%, 5/15/2027	365,000	339,113
Series BG, 1.61%, 5/15/2030	390,000	332,140
Series BD, 3.35%, 7/1/2029	680,000	644,831
Series AQ, 4.77%, 5/15/2115	75,000	61,160
Series AD, 4.86%, 5/15/2112	650,000	540,215
		12,630,241
COLORADO — 0.0% (a)
Regional Transportation District Sales Tax Revenue, CO Series B, 5.84%, 11/1/2050	50,000	50,633
CONNECTICUT — 0.0% (a)
State of Connecticut, General Obligation, CT Series D, 5.09%, 10/1/2030	100,000	99,763

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
FLORIDA — 0.0% (a)
County of Broward Airport System Revenue, FL Series C, 3.48%, 10/1/2043	$345,000	$275,189
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	625,000	554,500
County of Miami-Dade Seaport Department Revenue, FL 6.22%, 11/1/2055	150,000	155,459
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.71%, 7/1/2027	685,000	635,071
Series A, 2.15%, 7/1/2030	150,000	129,300
Series A, 5.53%, 7/1/2034	500,000	505,010
		2,254,529
GEORGIA — 0.0% (a)
City of Atlanta Water & Wastewater Revenue, GA 2.26%, 11/1/2035	250,000	199,364
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 6.64%, 4/1/2057	164,000	174,985
6.66%, 4/1/2057	210,000	225,284
Series A, 7.06%, 4/1/2057	409,000	448,362
		1,047,995
IDAHO — 0.0% (a)
Idaho Energy Resources Authority Revenue, ID 2.86%, 9/1/2046	85,000	58,746
ILLINOIS — 0.1%
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	500,000	438,185
Series B, 6.40%, 1/1/2040	400,000	420,471
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, IL Series B, 6.90%, 12/1/2040	333,188	367,030
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL Series B, 6.20%, 12/1/2040	160,000	164,322
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL 5.72%, 12/1/2038	335,000	336,344
Sales Tax Securitization Corp. Revenue, IL:
Series B, 3.24%, 1/1/2042	385,000	305,840
Series B, 3.59%, 1/1/2043	275,000	225,754
Series B, 3.82%, 1/1/2048	100,000	79,017
Series A, 4.64%, 1/1/2040	95,000	89,472
Series A, 4.79%, 1/1/2048	100,000	91,331
Security Description	Principal Amount	Value
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	$1,035,294	$1,020,686
Series 3, 6.73%, 4/1/2035	169,231	176,047
7.35%, 7/1/2035	715,000	762,298
		4,476,797
INDIANA — 0.0% (a)
Indiana Finance Authority Revenue, IN 3.05%, 1/1/2051	125,000	89,717
KANSAS — 0.0% (a)
Kansas Development Finance Authority Revenue, KS:
Series K, Build America Mutual Assurance Corp., 2.77%, 5/1/2051 (h)	100,000	67,523
Series H, 4.93%, 4/15/2045	90,000	84,942
		152,465
LOUISIANA — 0.0% (a)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
Series A, 3.62%, 2/1/2029	206,406	203,956
Series A, 4.48%, 8/1/2039	165,000	153,667
Series A1, 5.05%, 12/1/2034	250,000	249,914
Series 2023-ELL, Class A1, 5.08%, 6/1/2031	151,997	152,781
State of Louisiana Gasoline & Fuels Tax Revenue, LA Series A, 2.95%, 5/1/2041	330,000	248,607
		1,008,925
MARYLAND — 0.0% (a)
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series D, 3.05%, 7/1/2040	365,000	268,845
Series D, 3.20%, 7/1/2050	276,000	186,906
		455,751
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts Transportation Fund Revenue, MA 5.73%, 6/1/2040	125,000	124,833
Commonwealth of Massachusetts, General Obligation, MA:
Series H, 2.90%, 9/1/2049	75,000	50,798
4.91%, 5/1/2029	135,000	135,565
5.46%, 12/1/2039	410,000	407,719
Massachusetts School Building Authority Revenue, MA:
Series B, 1.75%, 8/15/2030	300,000	262,694
Series C, 2.95%, 5/15/2043	400,000	296,519

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series B, 3.40%, 10/15/2040	$145,000	$117,386
		1,395,514
MICHIGAN — 0.0% (a)
Michigan Finance Authority Revenue, MI Series T, 3.38%, 12/1/2040	140,000	111,952
Michigan State University Revenue, MI Series A, 4.17%, 8/15/2122	250,000	184,155
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	35,000	26,003
University of Michigan Revenue, MI:
Series B, 2.44%, 4/1/2040	600,000	428,040
Series B, 2.56%, 4/1/2050	500,000	308,080
Series C, 3.60%, 4/1/2047	395,000	323,439
		1,381,669
MINNESOTA — 0.0% (a)
University of Minnesota Revenue, MN 4.05%, 4/1/2052	275,000	223,169
MISSISSIPPI — 0.0% (a)
State of Mississippi, General Obligation, MS Series F, 5.25%, 11/1/2034	100,000	98,989
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri Revenue, MO Series A, 3.65%, 8/15/2057	285,000	210,229
NEBRASKA — 0.0% (a)
University of Nebraska Facilities Corp. Revenue, NE Series A, 3.04%, 10/1/2049	145,000	102,151
NEVADA — 0.0% (a)
County of Clark Department of Aviation Revenue, NV Series C, 6.82%, 7/1/2045	115,000	128,086
NEW HAMPSHIRE — 0.0% (a)
New Hampshire Business Finance Authority Revenue, NH 3.30%, 4/1/2032	200,000	161,361
NEW JERSEY — 0.0% (a)
New Jersey Economic Development Authority Revenue, NJ Series A, National Public Finance Guarantee Corp., 7.43%, 2/15/2029 (h)	553,000	584,895
New Jersey Transportation Trust Fund Authority Revenue, NJ Series B, 6.56%, 12/15/2040	235,000	250,812
Security Description	Principal Amount	Value
New Jersey Turnpike Authority Revenue, NJ Series A, 7.10%, 1/1/2041	$335,000	$374,120
Rutgers The State University of New Jersey Revenue, NJ:
Series R, 3.27%, 5/1/2043	180,000	141,550
Series P, 3.92%, 5/1/2119	250,000	169,617
Series H, 5.67%, 5/1/2040	205,000	203,704
		1,724,698
NEW YORK — 0.1%
City of New York, General Obligation, NY:
Series D-1, 5.09%, 10/1/2049	200,000	189,624
Series D-1, 5.11%, 10/1/2054	160,000	151,393
Series A2, 5.21%, 10/1/2031	165,000	163,512
Series B-2, 5.26%, 10/1/2052	220,000	213,714
5.52%, 10/1/2037	325,000	322,469
Series B-1, 5.83%, 10/1/2053	285,000	298,319
Metropolitan Transportation Authority Revenue, NY:
Series C2, 5.18%, 11/15/2049	30,000	25,766
6.67%, 11/15/2039	295,000	314,539
Series E, 6.81%, 11/15/2040	100,000	107,298
New York City Municipal Water Finance Authority Revenue, NY:
Series AA, 5.44%, 6/15/2043	160,000	151,355
Series GG, 5.72%, 6/15/2042	215,000	211,169
Series AA-2, 5.75%, 6/15/2041	195,000	192,703
Series EE, 6.01%, 6/15/2042	300,000	303,898
New York City Transitional Finance Authority Future Tax Secured Revenue, NY 5.51%, 8/1/2037	100,000	98,590
New York State Dormitory Authority Revenue, NY:
Series D, 5.60%, 3/15/2040	135,000	133,952
Series F, 5.63%, 3/15/2039	200,000	200,123
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	235,000	165,824
3.18%, 7/15/2060	395,000	253,751
Series 215, 3.29%, 8/1/2069	700,000	445,158
Series 210, 4.03%, 9/1/2048	410,000	332,137
Series 201, 4.23%, 10/15/2057	125,000	101,409
4.46%, 10/1/2062	100,000	83,999
Series 192, 4.81%, 10/15/2065	150,000	134,677
4.93%, 10/1/2051	220,000	204,006
5.65%, 11/1/2040	575,000	588,104
		5,387,489

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
NORTH CAROLINA — 0.0% (a)
Charlotte-Mecklenburg Hospital Authority Revenue, NC Series A, 3.20%, 1/15/2051	$125,000	$86,229
OHIO — 0.0% (a)
American Municipal Power, Inc. Revenue, OH:
Series B, 6.45%, 2/15/2044	50,000	52,595
Series B, 8.08%, 2/15/2050	215,000	271,035
JobsOhio Beverage System Revenue, OH:
Series A, 2.83%, 1/1/2038	80,000	63,515
Series B, 3.99%, 1/1/2029	280,000	276,848
Ohio State University Revenue, OH Series C, 4.91%, 6/1/2040	350,000	327,455
		991,448
OKLAHOMA — 0.0% (a)
Oklahoma Development Finance Authority Revenue, OK:
Series A-2, 4.62%, 6/1/2044	100,000	92,643
Series A-2, 4.85%, 2/1/2045	100,000	94,469
Series A-3, 5.09%, 2/1/2052	155,000	146,635
		333,747
OREGON — 0.0% (a)
Oregon School Boards Association, General Obligation, OR Series B, National Public Finance Guarantee Corp., 5.68%, 6/30/2028 (h)	115,000	116,934
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	310,000	225,635
		342,569
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Revenue, PA Series A, 4.14%, 6/1/2038	205,000	185,361
Pennsylvania State University Revenue, PA:
Series D, 2.79%, 9/1/2043	250,000	187,069
Series D, 2.84%, 9/1/2050	250,000	168,077
Pennsylvania Turnpike Commission Revenue, PA Series B, 5.51%, 12/1/2045	325,000	314,872
State Public School Building Authority Revenue, PA Series A, 5.00%, 9/15/2027	110,000	111,015
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	200,000	125,926
		1,092,320
Security Description	Principal Amount	Value
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN Series B, 4.05%, 7/1/2026	$120,000	$119,294
TEXAS — 0.1%
Board of Regents of the University of Texas System Revenue, TX:
Series B, 2.44%, 8/15/2049	50,000	29,832
Series A, 3.35%, 8/15/2047	275,000	204,184
Series C, 4.79%, 8/15/2046	200,000	187,434
City of Houston, General Obligation, TX:
3.96%, 3/1/2047	700,000	589,037
Series A, 6.29%, 3/1/2032	75,000	78,609
City of San Antonio Electric & Gas Systems Revenue, TX:
4.43%, 2/1/2042	150,000	138,202
Series C, 5.99%, 2/1/2039	530,000	548,146
Dallas Area Rapid Transit Revenue, TX Series A, 2.61%, 12/1/2048	175,000	116,128
Dallas Convention Center Hotel Development Corp. Revenue, TX 7.09%, 1/1/2042	225,000	247,546
Dallas Fort Worth International Airport Revenue, TX:
Series C, 2.84%, 11/1/2046	350,000	245,963
Series C, 2.92%, 11/1/2050	40,000	27,771
Series A, 2.99%, 11/1/2038	310,000	254,362
Series C, 3.09%, 11/1/2040	305,000	234,288
Series A, 3.14%, 11/1/2045	100,000	74,672
Series A, 4.51%, 11/1/2051	250,000	216,673
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	405,000	280,994
North Texas Tollway Authority Revenue, TX Series B, 6.72%, 1/1/2049	75,000	83,352
Permanent University Fund - Texas A&M University System Revenue, TX Series B, 3.66%, 7/1/2047	160,000	129,278
State of Texas, General Obligation, TX:
Series A, 4.68%, 4/1/2040	200,000	184,770
5.52%, 4/1/2039	330,000	329,900
Texas Department of Transportation State Highway Fund Revenue, TX Series B, 5.18%, 4/1/2030	165,000	166,554

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX Series B, 3.92%, 12/31/2049	$300,000	$237,352
		4,605,047
VIRGINIA — 0.0% (a)
University of Virginia Revenue, VA:
2.26%, 9/1/2050	190,000	109,661
Series A, 3.23%, 9/1/2119	360,000	205,558
		315,219
WISCONSIN — 0.0% (a)
State of Wisconsin Revenue, WI Series C, 3.15%, 5/1/2027	455,000	441,615
TOTAL MUNICIPAL BONDS & NOTES (Cost $46,573,746)		41,651,174
MORTGAGE-BACKED SECURITIES — 0.7%
Bank:
Series 2017-BNK4, Class A3, 3.36%, 5/15/2050	198,931	192,691
Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	300,000	286,395
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	255,000	244,908
Series 2018-BN13, Class A5, 4.22%, 8/15/2061 (c)	390,000	378,062
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	286,660	278,645
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	400,000	390,607
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	457,069
Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	44,577
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	903,063
Series 2020-BN25, Class A5, 2.65%, 1/15/2063	600,000	531,250
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	300,000	251,448
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	1,000,000	822,930
Security Description	Principal Amount	Value
Series 2021-BN32, Class A5, 2.64%, 4/15/2054 (c)	$500,000	$432,697
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	1,000,000	845,165
Series 2022-BNK39, Class A4, 2.93%, 2/15/2055 (c)	750,000	649,247
Series 2022-BNK44, Class A5, 5.74%, 11/15/2055 (c)	1,000,000	1,037,462
BBCMS Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	470,127
Series 2019-C5, Class A4, 3.06%, 11/15/2052	500,000	457,314
Series 2020-C8, Class A5, 2.04%, 10/15/2053	750,000	633,668
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	500,000	429,851
Series 2022-C18, Class A5, 5.71%, 12/15/2055 (c)	600,000	619,028
Series 2023-C19, Class A5, 5.45%, 4/15/2056	233,333	235,835
Series 2023-C20, Class A5, 5.58%, 7/15/2056	120,000	123,151
Series 2024-5C29, Class A3, 5.21%, 9/15/2057	165,000	165,121
Series 2024-C24, Class A5, 5.42%, 2/15/2057	1,350,000	1,360,024
BBCMS Trust Series 2021-C10, Class A5, 2.49%, 7/15/2054	500,000	426,783
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	695,000	666,738
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	338,682
Series 2018-B6, Class A4, 4.26%, 10/10/2051	300,000	289,698
Series 2019-B13, Class A4, 2.95%, 8/15/2057	1,000,000	908,006
Series 2019-B9, Class A5, 4.02%, 3/15/2052	342,857	325,947
Series 2020-B16, Class A5, 2.73%, 2/15/2053	400,000	356,238
Series 2020-B18, Class A5, 1.93%, 7/15/2053	366,146	306,552
Series 2020-B19, Class A5, 1.85%, 9/15/2053	500,000	416,749
Series 2020-B21, Class A5, 1.98%, 12/17/2053	500,000	417,088
Series 2021-B24, Class A5, 2.58%, 3/15/2054	600,000	507,643
Series 2021-B25, Class A5, 2.58%, 4/15/2054	650,000	550,951

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-B30, Class A5, 2.58%, 11/15/2054	$500,000	$423,860
Series 2022-B32, Class A5, 3.00%, 1/15/2055 (c)	1,000,000	849,678
Series 2023-B38, Class A4, 5.52%, 4/15/2056	250,000	254,270
Series 2024-V5, Class A3, 5.81%, 1/10/2057	234,375	240,225
Series 2024-V6, Class A3, 5.93%, 3/15/2057	355,769	365,779
Series 2024-V9, Class A3, 5.60%, 8/15/2057	1,000,000	1,017,256
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	950,000	789,236
BMO Mortgage Trust Series 2024-C8, Class A5, 5.60%, 3/15/2057 (c)	315,000	322,209
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,340,817
Citigroup Commercial Mortgage Trust:
Series 2016-GC37, Class A4, 3.31%, 4/10/2049	1,950,000	1,915,448
Series 2017-P8, Class A4, 3.47%, 9/15/2050	500,000	479,367
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	750,000	665,053
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	300,000	263,964
COMM Mortgage Trust:
Series 2017-COR2, Class A2, 3.24%, 9/10/2050	204,235	195,627
Series 2017-COR2, Class A3, 3.51%, 9/10/2050	650,000	620,983
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	948,127
Series 2019-GC44, Class A5, 2.95%, 8/15/2057	500,000	448,080
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, 3.39%, 6/15/2050	500,000	474,543
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	500,000	477,929
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	500,000	483,423
Series 2018-CX12, Class A4, 4.22%, 8/15/2051 (c)	500,000	484,487
Security Description	Principal Amount	Value
Series 2019-C17, Class A5, 3.02%, 9/15/2052	$1,000,000	$894,721
DBJPM Mortgage Trust Series 2016-C1, Class A4, 3.28%, 5/10/2049	2,000,000	1,960,242
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K-1512, Class A3, 3.06%, 4/25/2034	1,000,000	863,504
Series K-154, Class A2, 4.35%, 1/25/2033 (c)	350,000	336,685
Series K-155, Class A2, 4.25%, 4/25/2033	3,000,000	2,862,984
Series K-156, Class A2, 4.43%, 2/25/2033 (c)	489,947	473,897
Series K-157, Class A2, 4.20%, 5/25/2033	153,046	145,458
Series K-160, Class A2, 4.50%, 8/25/2033 (c)	1,000,000	969,582
Series K-161, Class A2, 4.90%, 10/25/2033	1,425,000	1,419,775
Series K508, Class A2, 4.74%, 8/25/2028 (c)	1,500,000	1,501,620
Series K511, Class A2, 4.86%, 10/25/2028	1,406,250	1,412,868
Series K512, Class A2, 5.00%, 11/25/2028	249,946	252,366
Series K513, Class A2, 4.72%, 12/25/2028 (c)	875,000	875,049
Series K518, Class A2, 5.40%, 1/25/2029	750,000	767,660
Series K751, Class A2, 4.41%, 3/25/2030	1,000,000	984,257
GS Mortgage Securities Trust:
Series 2017-GS5, Class A3, 3.41%, 3/10/2050	914,068	888,088
Series 2017-GS6, Class A3, 3.43%, 5/10/2050	500,000	479,658
Series 2017-GS7, Class A4, 3.43%, 8/10/2050	500,000	476,015
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	1,000,000	900,703
Series 2019-GC38, Class A4, VRN, 3.97%, 2/10/2052	800,000	768,202
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C5, Class ASB, 3.49%, 3/15/2050	228,493	225,315
Series 2017-C7, Class A5, 3.41%, 10/15/2050	500,000	475,583
Series 2020-COR7, Class A5, 2.18%, 5/13/2053	650,000	528,712

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Capital I Trust:
Series 2017-HR2, Class A4, 3.59%, 12/15/2050	$750,000	$718,322
Series 2018-H3, Class A5, 4.18%, 7/15/2051	742,000	718,082
Series 2019-L3, Class A4, 3.13%, 11/15/2052	500,000	456,949
Series 2020-HR8, Class A4, 2.04%, 7/15/2053	500,000	425,389
Series 2021-L6, Class A4, 2.44%, 6/15/2054 (c)	500,000	421,113
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.56%, 10/15/2050	325,000	308,179
Series 2017-C7, Class A4, 3.68%, 12/15/2050	500,000	481,481
Series 2018-C14, Class A3, 4.18%, 12/15/2051	738,242	717,999
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	289,630
Series 2019-C17, Class ASB, 2.87%, 10/15/2052	374,441	358,207
Wells Fargo Commercial Mortgage Trust:
Series 2016-C36, Class A4, 3.07%, 11/15/2059	500,000	482,487
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	481,328
Series 2017-C41, Class A4, 3.47%, 11/15/2050	300,000	287,049
Series 2017-C42, Class A3, 3.33%, 12/15/2050	500,000	480,044
Series 2018-C45, Class A4, 4.18%, 6/15/2051	500,000	485,655
Series 2019-C49, Class A5, 4.02%, 3/15/2052	800,000	767,967
Series 2019-C50, Class A5, 3.73%, 5/15/2052	175,000	164,937
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	905,334
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	728,101
Series 2020-C56, Class A5, 2.45%, 6/15/2053	148,500	129,839
Series 2021-C59, Class A5, 2.63%, 4/15/2054	700,000	595,772
TOTAL MORTGAGE-BACKED SECURITIES (Cost $66,681,634)		61,678,579
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.1%
Bank:
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	50,000	45,173
Security Description	Principal Amount	Value
Series 2024-BNK47, Class A5, 5.72%, 6/15/2057	$2,000,000	$2,065,148
Bank5:
Series 2024-5YR10, Class A3, 5.30%, 10/15/2057	225,000	226,257
Series 2024-5YR9, Class A3, 5.61%, 8/15/2057	800,000	814,210
BBCMS Mortgage Trust:
Series 2018-C2, Class A5, 4.31%, 12/15/2051	50,000	48,714
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (c)	500,000	554,464
Series 2024-5C31, Class A3, 5.61%, 12/15/2057	166,667	169,560
Benchmark Mortgage Trust:
Series 2018-B3, Class A4, 3.76%, 4/10/2051	596,531	580,354
Series 2024-V7, Class A3, 6.23%, 5/15/2056 (c)	1,000,000	1,040,627
BMO Mortgage Trust:
Series 2023-C7, Class A5, 6.16%, 12/15/2056	1,500,000	1,588,646
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (c)	500,000	524,918
Series 2024-5C5, Class A3, 5.86%, 2/15/2057	240,000	246,222
Series 2024-5C8, Class A3, VRN, 5.63%, 12/15/2057 (c)	175,000	178,100
CSAIL Commercial Mortgage Trust Series 2017-CX9, Class A5, 3.45%, 9/15/2050	150,000	142,684
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32, Class A4, 3.72%, 12/15/2049	89,000	86,544
Morgan Stanley Capital I Trust Series 2016-UB12, Class A4, 3.60%, 12/15/2049	150,000	143,941
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (c)	388,889	409,629
UBS Commercial Mortgage Trust Series 2018-C15, Class A3, 4.07%, 12/15/2051	35,338	33,863

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust Series 2020-C55, Class A5, 2.73%, 2/15/2053	$100,000	$89,049
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $8,851,460)		8,988,103
	Shares
SHORT-TERM INVESTMENTS — 6.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (i) (j)	274,327,518	274,327,518
State Street Navigator Securities Lending Portfolio II (k) (l)	261,329,234	261,329,234
TOTAL SHORT-TERM INVESTMENTS (Cost $535,656,752)		535,656,752
TOTAL INVESTMENTS — 105.3% (Cost $9,381,280,489)		8,713,992,788
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(438,227,012)
NET ASSETS — 100.0%		$8,275,765,776
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2024. Maturity date shown is the final maturity.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Security, or a portion of the security has been designated as collateral for TBA securities.
(h)	Bond is insured by the following:
% of Net Assets
National Public Finance Guaranty Corp.	0.0% (a)
Assured Guaranty Municipal Corp.	0.0% (a)
Build America Mutual Assurance Company	0.0% (a)
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at December 31, 2024.
(k)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
ABS	Asset-Backed Security
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,035,022,797	$—	$2,035,022,797
Asset-Backed Securities	—	29,485,084	—	29,485,084
Foreign Government Obligations	—	244,048,609	—	244,048,609
U.S. Government Agency Obligations	—	2,181,429,730	—	2,181,429,730
U.S. Treasury Obligations	—	3,576,031,960	—	3,576,031,960
Municipal Bonds & Notes	—	41,651,174	—	41,651,174
Mortgage-Backed Securities	—	61,678,579	—	61,678,579
Commercial Mortgage Backed Securities	—	8,988,103	—	8,988,103
Short-Term Investments	535,656,752	—	—	535,656,752
TOTAL INVESTMENTS	$535,656,752	$8,178,336,036	$—	$8,713,992,788

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	182,171,323	$182,225,974	$377,601,553	$559,827,527	$11,076	$(11,076)	—	$—	$1,618,051
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	690,525,673	416,198,155	—	—	274,327,518	274,327,518	2,115,095
State Street Navigator Securities Lending Portfolio II	170,819,324	170,819,324	1,857,406,263	1,766,896,353	—	—	261,329,234	261,329,234	319,623
Total		$353,045,298	$2,925,533,489	$2,742,922,035	$11,076	$(11,076)		$535,656,752	$4,052,769
See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031 (a)	$1,631,000	$1,388,323
4.65%, 10/1/2028 (a)	310,000	307,163
4.75%, 3/30/2030 (a)	1,805,000	1,781,030
5.38%, 6/15/2033	1,772,000	1,757,328
Omnicom Group, Inc.:
2.45%, 4/30/2030	1,644,000	1,443,843
2.60%, 8/1/2031 (a)	1,669,000	1,425,393
4.20%, 6/1/2030	3,950,000	3,792,316
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	2,506,000	2,470,816
		14,366,212
AEROSPACE & DEFENSE — 1.6%
Boeing Co.:
2.20%, 2/4/2026	8,901,000	8,630,588
2.25%, 6/15/2026	1,796,000	1,724,699
2.70%, 2/1/2027 (a)	1,421,000	1,354,767
2.75%, 2/1/2026	2,564,000	2,501,156
2.80%, 3/1/2027 (a)	1,886,000	1,796,792
2.95%, 2/1/2030	1,845,000	1,646,017
3.10%, 5/1/2026	1,952,000	1,903,200
3.20%, 3/1/2029	1,686,821	1,554,338
3.25%, 2/1/2028	12,842,000	12,091,899
3.25%, 3/1/2028	1,961,000	1,841,379
3.45%, 11/1/2028 (a)	1,279,000	1,194,970
3.60%, 5/1/2034 (a)	2,657,000	2,225,530
3.63%, 2/1/2031	2,675,000	2,428,472
5.04%, 5/1/2027	3,920,000	3,929,369
5.15%, 5/1/2030 (a)	7,927,000	7,823,156
6.13%, 2/15/2033 (a)	1,684,000	1,740,818
6.26%, 5/1/2027	1,783,000	1,824,722
6.30%, 5/1/2029 (a)	2,565,000	2,659,597
6.39%, 5/1/2031 (a)	1,951,000	2,039,790
6.53%, 5/1/2034 (a)	5,847,000	6,125,025
Collins Aerospace 3.50%, 3/15/2027	50,142	48,018
Embraer Netherlands Finance BV 5.40%, 2/1/2027	50,000	49,908
GE Capital Funding LLC 4.55%, 5/15/2032	1,816,000	1,747,537
General Dynamics Corp.:
1.15%, 6/1/2026	1,703,000	1,628,034
2.13%, 8/15/2026	1,568,000	1,510,972
2.25%, 6/1/2031	1,860,000	1,588,161
2.63%, 11/15/2027	1,176,000	1,115,659
3.50%, 4/1/2027	1,569,000	1,535,188
3.63%, 4/1/2030	1,952,000	1,842,942
3.75%, 5/15/2028	645,000	625,908
General Electric Co.:
3.45%, 5/1/2027	500	485
Security Description	Principal Amount	Value
Series MTN, 6.75%, 3/15/2032	$2,561,000	$2,803,424
HEICO Corp. 5.35%, 8/1/2033	2,238,000	2,232,875
Hexcel Corp. 4.20%, 2/15/2027	1,403,000	1,371,306
Howmet Aerospace, Inc.:
3.00%, 1/15/2029	3,051,000	2,833,525
4.85%, 10/15/2031	1,121,000	1,100,486
5.90%, 2/1/2027	500,000	510,420
6.75%, 1/15/2028	1,480,000	1,549,323
L3 Technologies, Inc. 4.40%, 6/15/2028	24,000	23,122
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	1,678,000	1,383,578
2.90%, 12/15/2029 (a)	1,989,000	1,799,747
3.85%, 12/15/2026	1,682,000	1,655,374
4.40%, 6/15/2028 (a)	1,341,000	1,318,015
4.40%, 6/15/2028	1,630,000	1,601,573
5.05%, 6/1/2029	1,774,000	1,774,373
5.25%, 6/1/2031	1,966,000	1,968,595
5.35%, 6/1/2034	2,000	1,996
5.40%, 1/15/2027	2,399,000	2,427,788
5.40%, 7/31/2033	2,576,000	2,569,611
Lockheed Martin Corp.:
1.85%, 6/15/2030	1,373,000	1,175,329
3.55%, 1/15/2026	1,352,000	1,338,548
3.90%, 6/15/2032	1,489,000	1,383,653
4.45%, 5/15/2028	1,270,000	1,260,831
4.50%, 2/15/2029	1,679,000	1,660,548
4.70%, 12/15/2031	1,965,000	1,935,034
4.75%, 2/15/2034	1,427,000	1,384,304
4.80%, 8/15/2034	770,000	747,347
5.25%, 1/15/2033	1,971,000	1,992,740
Northrop Grumman Corp.:
3.20%, 2/1/2027 (a)	1,469,000	1,427,413
3.25%, 1/15/2028	3,356,000	3,206,926
4.40%, 5/1/2030	697,000	678,320
4.60%, 2/1/2029	1,472,000	1,460,091
4.70%, 3/15/2033	1,740,000	1,687,278
4.90%, 6/1/2034 (a)	1,854,000	1,807,835
7.75%, 2/15/2031	438,000	493,521
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	2,000	2,265
RTX Corp.:
1.90%, 9/1/2031	2,111,000	1,726,418
2.25%, 7/1/2030 (a)	2,008,000	1,744,992
2.38%, 3/15/2032	1,963,000	1,630,095
2.65%, 11/1/2026 (a)	1,473,000	1,424,597
3.13%, 5/4/2027	2,029,000	1,957,843
3.50%, 3/15/2027	2,092,000	2,039,449
4.13%, 11/16/2028	5,298,000	5,159,616
5.15%, 2/27/2033	4,638,000	4,595,145
5.75%, 11/8/2026	1,865,000	1,898,458
5.75%, 1/15/2029 (a)	1,723,000	1,778,825

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 3/15/2031	$1,595,000	$1,673,283
6.10%, 3/15/2034	2,213,000	2,329,824
7.50%, 9/15/2029	1,579,000	1,747,890
		161,002,645
AGRICULTURE — 1.3%
Altria Group, Inc.:
2.45%, 2/4/2032	2,929,000	2,409,044
2.63%, 9/16/2026	1,451,000	1,401,550
3.40%, 5/6/2030	1,703,000	1,563,644
4.40%, 2/14/2026	2,094,000	2,084,828
4.80%, 2/14/2029	3,186,000	3,150,285
6.20%, 11/1/2028	1,653,000	1,718,608
6.88%, 11/1/2033	1,747,000	1,893,696
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	1,309,000	1,266,183
2.90%, 3/1/2032	1,702,000	1,470,766
3.25%, 3/27/2030	2,963,000	2,735,175
4.50%, 8/15/2033	310,000	295,039
5.94%, 10/1/2032	1,909,000	2,015,045
BAT Capital Corp.:
2.26%, 3/25/2028	3,038,000	2,791,770
2.73%, 3/25/2031 (a)	1,358,000	1,172,470
3.22%, 9/6/2026	2,128,000	2,073,757
3.46%, 9/6/2029	1,893,000	1,762,799
3.56%, 8/15/2027	3,122,000	3,020,847
4.70%, 4/2/2027	1,871,000	1,863,310
4.74%, 3/16/2032	1,850,000	1,780,255
4.91%, 4/2/2030 (a)	1,989,000	1,964,396
5.83%, 2/20/2031 (a)	2,060,000	2,105,773
6.00%, 2/20/2034 (a)	1,864,000	1,914,738
6.34%, 8/2/2030 (a)	1,090,000	1,145,623
6.42%, 8/2/2033	2,031,000	2,145,081
7.75%, 10/19/2032	1,338,000	1,517,239
BAT International Finance PLC:
1.67%, 3/25/2026	4,860,000	4,677,750
4.45%, 3/16/2028 (a)	1,966,000	1,933,561
5.93%, 2/2/2029 (a)	2,198,000	2,263,391
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031 (a)	1,925,000	1,663,450
3.25%, 8/15/2026	2,045,000	1,997,761
3.75%, 9/25/2027	1,373,000	1,337,192
4.10%, 1/7/2028	1,605,000	1,571,070
4.20%, 9/17/2029	1,900,000	1,843,893
4.65%, 9/17/2034 (a)	2,510,000	2,371,046
Philip Morris International, Inc.:
0.88%, 5/1/2026	1,640,000	1,561,116
1.75%, 11/1/2030	1,889,000	1,576,956
2.10%, 5/1/2030	1,924,000	1,662,856
2.75%, 2/25/2026	1,462,000	1,431,035
3.13%, 8/17/2027 (a)	1,653,000	1,593,872
3.13%, 3/2/2028	1,872,000	1,780,253
3.38%, 8/15/2029	1,168,000	1,096,180
4.38%, 11/1/2027	1,231,000	1,220,758
4.63%, 11/1/2029	2,201,000	2,171,176
4.75%, 2/12/2027 (a)	1,991,000	1,995,739
Security Description	Principal Amount	Value
4.75%, 11/1/2031 (a)	$3,450,000	$3,374,238
4.88%, 2/13/2026	3,149,000	3,158,447
4.88%, 2/15/2028	2,966,000	2,972,525
4.88%, 2/13/2029	1,748,000	1,746,811
4.90%, 11/1/2034 (a)	2,145,000	2,062,675
5.13%, 11/17/2027	2,475,000	2,504,576
5.13%, 2/15/2030	4,807,000	4,834,352
5.13%, 2/13/2031	2,339,000	2,340,684
5.25%, 9/7/2028	1,617,000	1,640,463
5.25%, 2/13/2034	2,612,000	2,584,026
5.38%, 2/15/2033 (a)	4,178,000	4,185,938
5.50%, 9/7/2030	1,621,000	1,659,223
5.63%, 11/17/2029	2,389,000	2,460,789
5.63%, 9/7/2033	1,711,000	1,737,965
5.75%, 11/17/2032	2,933,000	3,014,127
		123,287,815
AIRLINES — 0.3%
American Airlines Pass-Through Trust:
Series 2021-1, Class A, 2.88%, 1/11/2036	645,000	557,261
Series 2016-3, Class AA, 3.00%, 4/15/2030	733,293	680,466
Series 2019-1, Class AA, 3.15%, 8/15/2033	1,179,133	1,074,945
Series 2016-2, Class AA, 3.20%, 12/15/2029	982,650	928,329
Series 2017-2, Class AA, 3.35%, 4/15/2031	1,090,930	1,023,543
Series 2015-1, Class A, 3.38%, 11/1/2028	981,690	932,115
Series 2016-1, Class AA, 3.58%, 7/15/2029	376,601	362,336
Series 2015-2, Class AA, 3.60%, 3/22/2029	1,104,432	1,060,929
Series 2017-1, Class AA, 3.65%, 8/15/2030	1,156,776	1,100,950
Series 2014-1, Class A, 3.70%, 4/1/2028	999,976	969,367
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	1,252,078	1,155,330
Delta Air Lines, Inc.:
3.75%, 10/28/2029 (a)	1,736,000	1,622,778
4.38%, 4/19/2028 (a)	1,638,000	1,599,556
7.38%, 1/15/2026	1,570,000	1,605,215
JetBlue Pass-Through Trust:
Series 2019-1, Class AA, 2.75%, 11/15/2033	1,619,652	1,400,399
Series 2020-1, Class A, 4.00%, 5/15/2034	1,108,117	1,038,095
Southwest Airlines Co.:
2.63%, 2/10/2030 (a)	1,327,000	1,174,342
3.00%, 11/15/2026	1,261,000	1,218,769
3.45%, 11/16/2027	604,000	580,637

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 6/15/2027	$3,042,000	$3,057,879
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	1,316,807	1,160,515
Series 2016-2, Class AA, 2.88%, 4/7/2030	1,217,175	1,130,001
Series 2016-1, Class AA, 3.10%, 1/7/2030	890,462	841,869
Series 2018-1, Class AA, 3.50%, 9/1/2031	1,271,580	1,186,206
Series 2014-2, Class A, 3.75%, 3/3/2028	1,030,665	1,008,887
Series 2014-1, Class A, 4.00%, 10/11/2027	1,141,377	1,122,739
Series 2019-1, Class AA, 4.15%, 2/25/2033	1,242,974	1,185,872
Series 2020-1, Class A, 5.88%, 4/15/2029	2,516,237	2,557,277
		33,336,607
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	2,816,000	2,714,568
2.75%, 3/27/2027 (a)	1,099,000	1,058,985
2.85%, 3/27/2030 (a)	2,578,000	2,348,455
Ralph Lauren Corp. 2.95%, 6/15/2030	1,720,000	1,558,595
Tapestry, Inc.:
3.05%, 3/15/2032 (a)	1,852,000	1,577,367
4.13%, 7/15/2027 (a)	1,840,000	1,803,752
5.10%, 3/11/2030	575,000	568,894
		11,630,616
AUTO MANUFACTURERS — 3.0%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	1,728,000	1,633,634
Series MTN, 1.80%, 1/13/2031	1,652,000	1,363,346
Series MTN, 2.00%, 3/24/2028	7,000	6,397
Series MTN, 2.25%, 1/12/2029 (a)	1,529,000	1,377,461
Series GMTN, 2.30%, 9/9/2026	1,704,000	1,640,679
Series MTN, 2.35%, 1/8/2027	1,669,000	1,593,728
Series GMTN, 3.50%, 2/15/2028 (a)	1,843,000	1,772,487
Series GMTN, 4.40%, 10/5/2026	1,450,000	1,444,983
Series GMTN, 4.40%, 9/5/2029	1,600,000	1,556,672
Series GMTN, 4.45%, 10/22/2027 (a)	1,705,000	1,692,912
4.60%, 4/17/2030 (a)	1,559,000	1,531,172
Security Description	Principal Amount	Value
4.70%, 1/12/2028	$1,806,000	$1,802,352
Series GMTN, 4.85%, 10/23/2031	1,305,000	1,277,830
4.90%, 3/12/2027 (a)	1,547,000	1,551,332
4.90%, 3/13/2029 (a)	1,361,000	1,356,590
Series GMTN, 4.90%, 7/9/2027 (a)	1,984,000	1,992,015
Series GMTN, 4.90%, 1/10/2034 (a)	1,806,000	1,733,363
Series GMTN, 4.95%, 1/9/2026	1,193,000	1,195,255
Series GMTN, 5.05%, 7/10/2031 (a)	1,733,000	1,713,019
Series GMTN, 5.13%, 7/7/2028 (a)	1,576,000	1,586,496
Series GMTN, 5.25%, 7/7/2026	4,000	4,031
5.65%, 11/15/2028	1,447,000	1,484,231
Series GMTN, 5.85%, 10/4/2030 (a)	1,877,000	1,954,070
Cummins, Inc.:
1.50%, 9/1/2030 (a)	1,734,000	1,451,219
4.90%, 2/20/2029	1,724,000	1,735,137
5.15%, 2/20/2034 (a)	1,663,000	1,665,810
Ford Motor Co.:
3.25%, 2/12/2032	5,651,000	4,702,819
4.35%, 12/8/2026	8,136,000	8,011,194
6.10%, 8/19/2032	5,469,000	5,443,733
6.63%, 10/1/2028	901,000	935,761
7.45%, 7/16/2031	1,852,000	1,990,326
9.63%, 4/22/2030	1,003,000	1,158,666
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	2,827,000	2,715,164
2.90%, 2/16/2028	1,497,000	1,381,297
2.90%, 2/10/2029	1,657,000	1,483,197
3.63%, 6/17/2031	2,278,000	1,969,263
3.82%, 11/2/2027	1,892,000	1,812,404
4.00%, 11/13/2030	5,496,000	4,947,774
4.13%, 8/17/2027	2,005,000	1,940,319
4.27%, 1/9/2027	1,421,000	1,391,926
Series GMTN, 4.39%, 1/8/2026	2,347,000	2,328,459
4.54%, 8/1/2026	1,996,000	1,973,605
4.95%, 5/28/2027	2,092,000	2,073,590
5.11%, 5/3/2029	2,570,000	2,501,458
5.13%, 11/5/2026	2,063,000	2,061,370
5.30%, 9/6/2029	1,477,161	1,447,987
5.80%, 3/5/2027	3,272,000	3,300,990
5.80%, 3/8/2029	2,811,000	2,811,197
5.85%, 5/17/2027	2,571,000	2,597,661
6.05%, 3/5/2031	1,620,000	1,616,339
6.05%, 11/5/2031	6,440,000	6,390,348
6.13%, 3/8/2034	3,020,000	2,952,292
6.80%, 5/12/2028	2,806,000	2,900,169
6.80%, 11/7/2028	2,856,000	2,960,016
6.95%, 3/6/2026	2,295,000	2,335,484

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.95%, 6/10/2026	$1,880,000	$1,921,567
7.12%, 11/7/2033	2,676,000	2,794,199
7.20%, 6/10/2030	1,842,000	1,938,650
7.35%, 11/4/2027	2,665,000	2,788,496
7.35%, 3/6/2030	1,583,000	1,676,476
General Motors Co.:
4.20%, 10/1/2027 (a)	1,413,000	1,385,955
5.00%, 10/1/2028	2,006,000	1,995,950
5.40%, 10/15/2029 (a)	1,533,000	1,542,765
5.60%, 10/15/2032 (a)	2,242,000	2,261,842
6.13%, 10/1/2025	0	—
6.80%, 10/1/2027 (a)	1,870,000	1,952,560
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	2,519,000	2,426,956
1.50%, 6/10/2026	6,915,000	6,590,479
2.35%, 2/26/2027	1,055,000	999,718
2.35%, 1/8/2031	1,751,000	1,467,671
2.40%, 4/10/2028	1,733,000	1,592,228
2.40%, 10/15/2028 (a)	1,715,000	1,554,888
2.70%, 8/20/2027	1,860,000	1,757,309
2.70%, 6/10/2031	1,768,000	1,497,956
3.10%, 1/12/2032 (a)	2,119,000	1,812,741
3.60%, 6/21/2030 (a)	1,604,000	1,470,242
3.85%, 1/5/2028 (a)	1,665,000	1,608,373
4.00%, 10/6/2026	1,732,000	1,707,423
4.30%, 4/6/2029	4,147,000	4,001,689
4.35%, 1/17/2027	1,977,000	1,954,047
4.90%, 10/6/2029 (a)	2,287,000	2,251,506
5.00%, 4/9/2027	2,451,000	2,452,642
5.25%, 3/1/2026 (a)	1,931,000	1,936,658
5.35%, 7/15/2027	1,437,000	1,451,083
5.40%, 4/6/2026	4,069,000	4,093,129
5.40%, 5/8/2027	2,370,000	2,394,932
5.45%, 9/6/2034 (a)	2,079,000	2,018,189
5.55%, 7/15/2029	1,608,000	1,625,881
5.60%, 6/18/2031 (a)	1,748,000	1,754,782
5.65%, 1/17/2029 (a)	1,473,000	1,494,712
5.75%, 2/8/2031 (a)	1,690,000	1,710,838
5.80%, 6/23/2028	2,471,000	2,521,211
5.80%, 1/7/2029	5,763,000	5,879,124
5.85%, 4/6/2030 (a)	3,332,000	3,406,137
5.95%, 4/4/2034 (a)	5,746,000	5,775,017
6.00%, 1/9/2028 (a)	1,440,000	1,478,030
6.10%, 1/7/2034 (a)	2,186,000	2,219,205
6.40%, 1/9/2033 (a)	1,779,000	1,844,076
Honda Motor Co. Ltd.:
2.53%, 3/10/2027	1,847,000	1,764,975
2.97%, 3/10/2032 (a)	152,000	131,773
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	2,728,000	3,189,168
PACCAR Financial Corp.:
Series MTN, 1.10%, 5/11/2026 (a)	633,000	604,515
Security Description	Principal Amount	Value
4.00%, 9/26/2029 (a)	$1,773,000	$1,716,796
4.45%, 8/6/2027	1,320,000	1,318,838
Series R, 4.50%, 11/25/2026	875,000	875,700
Series MTN, 4.60%, 1/31/2029 (a)	1,449,000	1,444,044
Series MTN, 4.95%, 8/10/2028	1,596,000	1,608,369
5.00%, 5/13/2027 (a)	880,000	889,812
Series MTN, 5.00%, 3/22/2034 (a)	1,062,000	1,066,418
Series MTN, 5.05%, 8/10/2026 (a)	1,419,000	1,430,920
Series DMTN, 5.20%, 11/9/2026	1,675,000	1,697,763
Toyota Motor Corp.:
1.34%, 3/25/2026	1,571,000	1,511,899
2.36%, 3/25/2031 (a)	1,570,000	1,356,307
2.76%, 7/2/2029	741,000	682,706
5.12%, 7/13/2028 (a)	1,540,000	1,557,833
5.28%, 7/13/2026	1,525,000	1,542,461
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 1/9/2026	1,390,000	1,338,223
Series MTN, 1.13%, 6/18/2026 (a)	1,998,000	1,903,594
Series MTN, 1.15%, 8/13/2027	1,872,000	1,715,164
Series MTN, 1.65%, 1/10/2031 (a)	1,729,000	1,426,321
1.90%, 9/12/2031	1,968,000	1,615,610
Series MTN, 1.90%, 1/13/2027	1,684,000	1,596,887
Series MTN, 1.90%, 4/6/2028	977,000	893,760
Series MTN, 2.15%, 2/13/2030 (a)	1,800,000	1,577,808
Series MTN, 2.40%, 1/13/2032	1,000	840
Series GMTN, 3.05%, 1/11/2028	2,075,000	1,980,006
Series MTN, 3.05%, 3/22/2027 (a)	1,875,000	1,814,737
Series MTN, 3.20%, 1/11/2027 (a)	1,484,000	1,445,015
Series MTN, 3.38%, 4/1/2030	1,607,000	1,488,805
3.65%, 1/8/2029	1,581,000	1,513,159
Series MTN, 4.35%, 10/8/2027	2,401,000	2,384,505
4.45%, 5/18/2026	2,092,000	2,090,264
Series MTN, 4.45%, 6/29/2029 (a)	1,264,000	1,244,433
4.55%, 8/9/2029 (a)	1,334,000	1,316,698
Series MTN, 4.55%, 9/20/2027	1,116,000	1,115,431

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.55%, 5/17/2030 (a)	$1,451,000	$1,428,118
Series MTN, 4.60%, 10/10/2031 (a)	1,589,000	1,545,159
4.63%, 1/12/2028	1,672,000	1,668,539
Series MTN, 4.65%, 1/5/2029	1,742,000	1,732,210
4.70%, 1/12/2033	1,792,000	1,743,007
Series MTN, 4.80%, 1/5/2026 (a)	1,452,000	1,456,661
Series MTN, 4.80%, 1/5/2034	1,906,000	1,851,984
Series B, 5.00%, 3/19/2027	1,684,000	1,698,499
Series MTN, 5.00%, 8/14/2026	1,565,000	1,576,878
5.05%, 5/16/2029	1,918,000	1,932,155
5.10%, 3/21/2031	1,487,000	1,494,569
5.20%, 5/15/2026 (a)	1,804,000	1,820,074
Series MTN, 5.25%, 9/11/2028	1,578,000	1,602,033
5.40%, 11/20/2026	1,645,000	1,670,481
5.45%, 11/10/2027	1,620,000	1,657,827
5.55%, 11/20/2030	1,671,000	1,721,648
		294,709,760
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Swiss Holdings Ltd.:
3.25%, 3/1/2032 (a)	1,624,000	1,400,895
4.65%, 9/13/2029 (a)	1,935,000	1,878,750
5.15%, 9/13/2034 (a)	1,050,000	993,289
5 yr. CMT + 3.39%, 6.88%, 12/15/2054 (b)	4,324,000	4,214,905
BorgWarner, Inc.:
2.65%, 7/1/2027 (a)	1,534,000	1,458,987
4.95%, 8/15/2029 (a)	685,000	681,075
5.40%, 8/15/2034 (a)	1,667,000	1,640,511
Lear Corp.:
2.60%, 1/15/2032	1,516,000	1,262,070
3.50%, 5/30/2030	1,088,000	993,409
3.80%, 9/15/2027	1,616,000	1,568,991
4.25%, 5/15/2029	967,000	930,670
Magna International, Inc.:
2.45%, 6/15/2030	1,532,000	1,345,908
5.05%, 3/14/2029 (a)	1,448,000	1,454,270
5.50%, 3/21/2033 (a)	887,000	898,203
		20,721,933
BANKS — 26.9%
Associated Banc-Corp. SOFR + 3.03%, 6.46%, 8/29/2030 (b)	1,734,000	1,766,270
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	1,441,000	1,417,858
Series MTN, 4.42%, 12/16/2026 (a)	3,300,000	3,295,875
4.62%, 12/16/2029 (a)	3,300,000	3,272,610
Security Description	Principal Amount	Value
4.75%, 1/18/2027 (a)	$2,207,000	$2,214,305
4.90%, 7/16/2027	1,720,000	1,732,590
5.00%, 3/18/2026	2,020,000	2,031,130
Banco Bilbao Vizcaya Argentaria SA:
5.38%, 3/13/2029 (a)	1,031,000	1,040,609
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (a) (b)	1,786,000	1,789,108
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (a) (b)	1,918,000	1,962,574
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (b)	1,638,000	1,795,543
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (b)	2,759,000	2,608,414
1.85%, 3/25/2026	3,188,000	3,068,609
2.75%, 12/3/2030	2,679,000	2,268,122
2.96%, 3/25/2031 (a)	1,707,000	1,489,340
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (a) (b)	1,807,000	1,537,902
3.31%, 6/27/2029 (a)	1,397,000	1,297,254
3.49%, 5/28/2030 (a)	2,721,000	2,482,287
3.80%, 2/23/2028	1,706,000	1,637,009
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (b)	2,885,000	2,823,867
4.25%, 4/11/2027	1,921,000	1,887,402
4.38%, 4/12/2028	3,080,000	3,005,156
5.29%, 8/18/2027 (a)	3,352,000	3,370,838
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (a) (b)	4,217,000	4,246,224
5.44%, 7/15/2031	3,239,000	3,236,862
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (b)	2,323,000	2,335,358
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (b)	1,727,000	1,741,455
5.59%, 8/8/2028 (a)	2,568,000	2,602,052
6.35%, 3/14/2034 (a)	10,282,000	10,438,800
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (b)	2,916,000	2,999,193
6.61%, 11/7/2028	2,924,000	3,072,919
6.92%, 8/8/2033	3,333,000	3,506,249
6.94%, 11/7/2033	2,817,000	3,072,502
Bank of America Corp.:
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	5,533,000	5,330,271
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	12,969,000	12,364,256
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (b)	4,945,000	4,161,366
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (b)	4,209,000	3,512,410
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (a) (b)	5,828,000	5,283,257
SOFR + 1.22%, 2.30%, 7/21/2032 (b)	6,540,000	5,454,229
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (b)	3,753,000	3,056,931

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (b)	$6,405,000	$5,622,821
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (b)	4,188,000	3,991,248
SOFR + 1.21%, 2.57%, 10/20/2032 (b)	5,943,000	5,003,768
SOFR + 2.15%, 2.59%, 4/29/2031 (b)	5,411,000	4,756,053
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (a) (b)	3,767,000	3,243,010
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	8,419,000	7,239,246
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (b)	3,938,000	3,560,779
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (b)	7,194,000	6,186,049
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (b)	4,627,000	4,258,968
Series MTN, 3.25%, 10/21/2027	4,008,000	3,863,552
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (b)	15,348,000	14,716,123
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (b)	5,429,000	5,340,236
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (b)	3,744,000	3,623,930
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (b)	3,595,000	3,500,523
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (b)	4,793,000	4,693,641
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (b)	4,565,000	4,042,992
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (b)	4,718,000	4,574,195
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (a) (b)	5,546,000	5,316,895
Series L, 4.18%, 11/25/2027 (a)	2,731,000	2,682,006
Series MTN, 4.25%, 10/22/2026	4,142,000	4,105,509
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (b)	5,171,000	5,035,054
SOFR + 1.58%, 4.38%, 4/27/2028 (b)	4,079,000	4,033,274
Series MTN, 4.45%, 3/3/2026	3,540,000	3,526,300
Security Description	Principal Amount	Value
SOFR + 1.83%, 4.57%, 4/27/2033 (b)	$7,540,000	$7,172,802
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (b)	5,662,000	5,673,098
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (b)	9,611,000	9,427,910
SOFR + 1.29%, 5.08%, 1/20/2027 (b)	5,850,000	5,868,135
SOFR + 1.63%, 5.20%, 4/25/2029 (b)	6,107,000	6,137,535
SOFR + 1.91%, 5.29%, 4/25/2034 (b)	9,643,000	9,571,449
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (b)	23,005,000	22,397,438
SOFR + 1.65%, 5.47%, 1/23/2035 (a) (b)	8,812,000	8,838,172
SOFR + 1.74%, 5.52%, 10/25/2035 (b)	20,390,000	20,020,941
SOFR + 1.57%, 5.82%, 9/15/2029 (b)	5,431,000	5,566,829
SOFR + 1.84%, 5.87%, 9/15/2034 (b)	7,338,000	7,540,089
SOFR + 1.34%, 5.93%, 9/15/2027 (b)	4,250,000	4,324,545
SOFR + 1.99%, 6.20%, 11/10/2028 (b)	3,468,000	3,590,837
6.22%, 9/15/2026	1,851,000	1,892,185
Bank of Montreal:
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (b)	3,928,000	3,771,391
Series MTN, 1.25%, 9/15/2026 (a)	1,942,000	1,835,520
Series MTN, 2.65%, 3/8/2027 (a)	2,152,000	2,066,135
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (b)	2,424,000	2,020,283
5 yr. USD Swap + 1.43%, 3.80%, 12/15/2032 (b)	2,442,000	2,335,944
Series F2F, SOFR + 0.88%, 4.57%, 9/10/2027 (b)	2,017,000	2,010,687
SOFR + 1.25%, 4.64%, 9/10/2030 (a) (b)	2,116,000	2,073,743
Series H, 4.70%, 9/14/2027	1,981,000	1,979,593
5.20%, 2/1/2028 (a)	2,199,000	2,216,064
5.27%, 12/11/2026 (a)	2,167,000	2,192,289
5.30%, 6/5/2026	2,234,000	2,254,419
5.37%, 6/4/2027 (a)	1,745,000	1,771,995
5.51%, 6/4/2031	1,255,000	1,275,206
5.72%, 9/25/2028 (a)	3,249,000	3,332,077
Bank of New York Mellon Corp.:
Series MTN, 1.05%, 10/15/2026	1,175,000	1,105,875
Series MTN, 1.65%, 7/14/2028 (a)	488,000	440,698
Series MTN, 1.65%, 1/28/2031	1,120,000	926,128

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.80%, 7/28/2031 (a)	$551,000	$457,324
Series J, 1.90%, 1/25/2029	488,000	437,897
Series MTN, 2.05%, 1/26/2027	911,000	867,582
Series MTN, 2.45%, 8/17/2026	1,408,000	1,363,803
2.50%, 1/26/2032	1,578,000	1,338,996
Series MTN, 2.80%, 5/4/2026	1,500,000	1,468,140
Series MTN, 3.00%, 10/30/2028	1,547,000	1,445,733
Series MTN, 3.25%, 5/16/2027 (a)	1,552,000	1,505,968
Series MTN, 3.30%, 8/23/2029	1,561,000	1,451,574
Series MTN, 3.40%, 1/29/2028	1,559,000	1,503,094
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (b)	1,417,000	1,379,039
Series MTN, 3.85%, 4/28/2028	1,623,000	1,582,409
Series MTN, 3.85%, 4/26/2029	2,231,000	2,153,495
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (b)	1,733,000	1,701,927
Series MTN, SOFR + 1.42%, 4.29%, 6/13/2033 (b)	1,886,000	1,776,065
SOFR + 1.17%, 4.54%, 2/1/2029 (a) (b)	1,776,000	1,760,975
SOFR + 1.76%, 4.60%, 7/26/2030 (b)	1,731,000	1,709,051
SOFR + 1.51%, 4.71%, 2/1/2034 (b)	1,083,000	1,039,962
SOFR + 0.84%, 4.89%, 7/21/2028 (b)	1,966,000	1,972,960
SOFR + 1.03%, 4.95%, 4/26/2027 (a) (b)	2,784,000	2,794,997
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (b)	1,454,000	1,423,277
Series MTN, SOFR + 1.09%, 4.98%, 3/14/2030 (a) (b)	1,254,000	1,253,549
SOFR + 1.23%, 5.06%, 7/22/2032 (a) (b)	1,935,000	1,930,627
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (b)	3,815,000	3,772,386
SOFR + 1.25%, 5.23%, 11/20/2035 (a) (b)	1,996,000	1,987,697
SOFR + 1.77%, 5.61%, 7/21/2039 (b)	976,000	981,290
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (a) (b)	1,342,000	1,377,134
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (b)	2,745,000	2,842,063
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (a) (b)	1,107,000	1,162,837
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (b)	$1,837,000	$1,986,183
Bank of Nova Scotia:
1.05%, 3/2/2026 (a)	1,456,000	1,397,396
1.30%, 9/15/2026	1,603,000	1,516,069
1.35%, 6/24/2026	618,000	589,436
1.95%, 2/2/2027 (a)	793,000	749,996
2.15%, 8/1/2031 (a)	606,000	504,022
2.45%, 2/2/2032 (a)	1,480,000	1,237,384
2.70%, 8/3/2026	1,885,000	1,829,242
2.95%, 3/11/2027	2,014,000	1,939,542
Series 2, 5 yr. CMT + 2.61%, 3.63%, 10/27/2081 (b)	1,775,000	1,640,686
SOFR + 1.00%, 4.40%, 9/8/2028 (a) (b)	2,875,000	2,845,042
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (b)	2,318,000	2,132,699
SOFR + 1.44%, 4.74%, 11/10/2032 (a) (b)	1,351,000	1,308,498
4.75%, 2/2/2026	3,625,000	3,627,682
4.85%, 2/1/2030	1,756,000	1,740,775
5.25%, 6/12/2028 (a)	1,662,000	1,679,567
5.35%, 12/7/2026	1,466,000	1,485,278
Series GMTN, 5.40%, 6/4/2027 (a)	1,428,000	1,450,591
Series GMTN, 5.45%, 8/1/2029 (a)	1,730,000	1,760,984
5.65%, 2/1/2034	1,460,000	1,484,543
Bank OZK 3 mo. USD Term SOFR + 2.09%, 2.75%, 10/1/2031 (b)	1,392,000	1,195,561
BankUnited, Inc. 5.13%, 6/11/2030 (a)	626,000	601,705
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (b)	2,869,000	2,727,673
1 yr. CMT + 1.90%, 2.65%, 6/24/2031 (a) (b)	1,693,000	1,471,166
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (b)	1,680,000	1,425,732
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (b)	6,258,000	5,292,078
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (a) (b)	1,111,000	981,791
4.34%, 1/10/2028	2,071,000	2,025,272
4.38%, 1/12/2026	4,874,000	4,851,043
4.84%, 5/9/2028	3,539,000	3,475,475
SOFR + 1.34%, 4.84%, 9/10/2028 (a) (b)	3,608,000	3,584,584
SOFR + 1.56%, 4.94%, 9/10/2030 (b)	1,860,000	1,822,744
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (a) (b)	3,320,000	3,289,821

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (b)	$3,324,000	$3,237,244
5.20%, 5/12/2026	4,578,000	4,579,602
SOFR + 1.91%, 5.34%, 9/10/2035 (a) (b)	7,810,000	7,509,003
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (a) (b)	2,969,000	3,000,412
SOFR + 1.49%, 5.67%, 3/12/2028 (b)	2,551,000	2,581,229
SOFR + 1.74%, 5.69%, 3/12/2030 (b)	4,413,000	4,457,218
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (a) (b)	1,730,000	1,730,605
SOFR + 2.21%, 5.83%, 5/9/2027 (b)	3,439,000	3,475,488
SOFR + 2.98%, 6.22%, 5/9/2034 (b)	3,336,000	3,422,536
SOFR + 2.22%, 6.49%, 9/13/2029 (b)	2,179,000	2,266,727
SOFR + 1.88%, 6.50%, 9/13/2027 (b)	2,630,000	2,692,725
SOFR + 2.62%, 6.69%, 9/13/2034 (a) (b)	2,639,000	2,795,757
SOFR + 3.57%, 7.12%, 6/27/2034 (b)	6,532,000	6,941,491
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (b)	2,876,000	3,046,978
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (a) (b)	3,638,000	4,005,656
BPCE SA Series MTN, 3.38%, 12/2/2026 (a)	2,294,000	2,239,219
Canadian Imperial Bank of Commerce:
1.25%, 6/22/2026 (a)	1,772,000	1,686,891
3.45%, 4/7/2027 (a)	1,703,000	1,656,525
3.60%, 4/7/2032 (a)	1,864,000	1,672,810
SOFR + 0.93%, 4.51%, 9/11/2027 (a) (b)	1,775,000	1,766,444
SOFR + 1.34%, 4.63%, 9/11/2030 (a) (b)	1,285,000	1,257,732
5.00%, 4/28/2028 (a)	1,740,000	1,744,541
5.24%, 6/28/2027 (a)	2,364,000	2,390,477
5.26%, 4/8/2029 (a)	3,477,000	3,506,102
5.62%, 7/17/2026	2,039,000	2,066,037
5.93%, 10/2/2026 (a)	1,750,000	1,785,262
5.99%, 10/3/2028	1,686,000	1,740,559
6.09%, 10/3/2033 (a)	2,029,000	2,120,995
Citibank NA:
4.84%, 8/6/2029	2,402,000	2,386,603
SOFR + 0.71%, 4.88%, 11/19/2027 (b)	8,776,000	8,779,159
4.93%, 8/6/2026	2,824,000	2,835,381
5.44%, 4/30/2026	3,608,000	3,642,565
5.49%, 12/4/2026	5,381,000	5,461,661
5.57%, 4/30/2034 (a)	3,211,000	3,250,431
Security Description	Principal Amount	Value
5.80%, 9/29/2028 (a)	$4,478,000	$4,616,684
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (b)	5,733,000	5,504,769
SOFR + 0.77%, 1.46%, 6/9/2027 (b)	5,300,000	5,046,501
SOFR + 1.18%, 2.52%, 11/3/2032 (b)	3,451,000	2,875,063
SOFR + 1.17%, 2.56%, 5/1/2032 (b)	5,444,000	4,613,028
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	7,620,000	6,640,982
SOFR + 1.15%, 2.67%, 1/29/2031 (b)	4,844,000	4,280,304
SOFR + 1.42%, 2.98%, 11/5/2030 (b)	4,281,000	3,864,459
SOFR + 1.35%, 3.06%, 1/25/2033 (b)	5,991,000	5,144,891
SOFR + 1.28%, 3.07%, 2/24/2028 (b)	4,898,000	4,709,476
3.20%, 10/21/2026	5,360,000	5,214,530
3.40%, 5/1/2026	2,839,000	2,790,169
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (b)	3,880,000	3,731,745
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (b)	4,814,000	4,660,722
3.70%, 1/12/2026	3,220,000	3,190,344
SOFR + 1.94%, 3.79%, 3/17/2033 (b)	6,962,000	6,254,730
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (b)	5,409,000	5,299,143
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (b)	8,774,000	8,363,815
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (b)	1,857,000	1,801,643
4.13%, 7/25/2028 (a)	587,000	570,411
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	7,314,000	7,026,340
4.45%, 9/29/2027	7,255,000	7,154,446
SOFR + 1.34%, 4.54%, 9/19/2030 (b)	10,229,000	9,936,860
4.60%, 3/9/2026	2,806,000	2,798,312
SOFR + 1.89%, 4.66%, 5/24/2028 (b)	2,367,000	2,350,597
SOFR + 2.09%, 4.91%, 5/24/2033 (b)	4,866,000	4,697,442
SOFR + 1.36%, 5.17%, 2/13/2030 (b)	8,733,000	8,719,464
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (b)	3,681,000	3,508,508
SOFR + 1.45%, 5.45%, 6/11/2035 (b)	4,983,000	4,944,282

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (b)	$10,781,000	$10,695,291
SOFR + 2.06%, 5.83%, 2/13/2035 (b)	4,770,000	4,748,296
5.88%, 2/22/2033	1,598,000	1,631,382
6.00%, 10/31/2033 (a)	1,385,000	1,424,556
SOFR + 2.66%, 6.17%, 5/25/2034 (b)	6,283,000	6,398,670
SOFR + 2.34%, 6.27%, 11/17/2033 (a) (b)	5,201,000	5,450,856
6.63%, 1/15/2028	1,114,000	1,171,549
6.63%, 6/15/2032 (a)	1,467,000	1,567,181
Citizens Bank NA:
3.75%, 2/18/2026	1,536,000	1,516,554
SOFR + 2.00%, 4.58%, 8/9/2028 (b)	1,400,000	1,386,056
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	1,603,000	1,401,295
2.64%, 9/30/2032	857,000	689,122
2.85%, 7/27/2026 (a)	1,559,000	1,507,304
3.25%, 4/30/2030	9,000	8,137
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (a) (b)	1,810,000	1,758,578
SOFR + 1.91%, 5.72%, 7/23/2032 (a) (b)	2,032,000	2,037,933
SOFR + 2.01%, 5.84%, 1/23/2030 (a) (b)	2,148,000	2,179,833
SOFR + 2.33%, 6.65%, 4/25/2035 (b)	1,340,000	1,413,204
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (b)	1,787,000	1,705,781
Comerica, Inc.:
4.00%, 2/1/2029 (a)	1,751,000	1,660,806
SOFR + 2.16%, 5.98%, 1/30/2030 (b)	1,454,000	1,469,878
Commonwealth Bank of Australia:
4.58%, 11/27/2026	2,226,000	2,227,959
5.32%, 3/13/2026 (a)	1,748,000	1,763,837
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	2,793,000	2,737,308
4.33%, 8/28/2026	1,705,000	1,701,027
4.49%, 10/17/2029 (a)	1,740,000	1,706,244
4.80%, 1/9/2029 (a)	1,407,000	1,403,440
4.85%, 1/9/2026	1,721,000	1,725,974
5.04%, 3/5/2027 (a)	1,684,000	1,699,931
5.50%, 10/5/2026	1,682,000	1,709,215
Deutsche Bank AG:
1.69%, 3/19/2026	1,247,000	1,202,445
SOFR + 1.22%, 2.31%, 11/16/2027 (b)	3,260,000	3,098,402
SOFR + 1.32%, 2.55%, 1/7/2028 (b)	2,195,000	2,085,974
SOFR + 1.72%, 3.04%, 5/28/2032 (a) (b)	3,268,500	2,801,627
Security Description	Principal Amount	Value
SOFR + 3.04%, 3.55%, 9/18/2031 (a) (b)	$2,870,000	$2,573,873
SOFR + 2.76%, 3.73%, 1/14/2032 (b)	3,482,000	3,043,477
SOFR + 2.26%, 3.74%, 1/7/2033 (b)	2,233,000	1,891,507
4.10%, 1/13/2026	3,351,000	3,324,259
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (b)	954,000	924,588
SOFR + 1.70%, 5.00%, 9/11/2030 (a) (b)	2,083,000	2,035,591
5.37%, 9/9/2027 (a)	1,810,000	1,836,697
SOFR + 2.05%, 5.40%, 9/11/2035 (a) (b)	2,397,000	2,278,420
5.41%, 5/10/2029 (a)	1,647,000	1,671,853
SOFR + 1.59%, 5.71%, 2/8/2028 (a) (b)	1,862,000	1,881,514
SOFR + 5.44%, 5.88%, 7/8/2031 (a) (b)	1,292,000	1,287,181
SOFR + 3.18%, 6.72%, 1/18/2029 (b)	2,711,000	2,812,961
SOFR + 2.51%, 6.82%, 11/20/2029 (b)	2,692,000	2,816,370
SOFR + 3.65%, 7.08%, 2/10/2034 (b)	2,645,000	2,724,297
SOFR + 2.52%, 7.15%, 7/13/2027 (b)	1,763,000	1,816,807
Discover Bank:
2.70%, 2/6/2030	1,661,000	1,466,248
3.45%, 7/27/2026	551,000	538,795
4.25%, 3/13/2026	7,902,000	7,835,544
4.65%, 9/13/2028	2,692,000	2,635,549
5 yr. USD ICE Swap + 1.73%, 5.97%, 8/9/2028 (b)	615,000	624,606
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (b)	1,526,000	1,440,193
2.55%, 5/5/2027	1,440,000	1,367,338
3.95%, 3/14/2028	3,250,000	3,147,170
SOFR + 1.36%, 4.06%, 4/25/2028 (a) (b)	1,509,000	1,476,572
SOFR + 1.66%, 4.34%, 4/25/2033 (b)	1,663,000	1,543,414
SOFR + 1.49%, 4.90%, 9/6/2030 (a) (b)	1,016,000	1,001,979
SOFR + 1.84%, 5.63%, 1/29/2032 (b)	1,606,000	1,623,570
SOFR + 2.34%, 6.34%, 7/27/2029 (b)	2,489,000	2,581,267
SOFR + 2.19%, 6.36%, 10/27/2028 (b)	1,861,000	1,923,697
Fifth Third Bank, Inc. Series BKNT, 3.85%, 3/15/2026	1,945,000	1,922,983

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
First Horizon Bank 5.75%, 5/1/2030 (a)	$1,229,000	$1,222,806
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	1,847,000	1,897,479
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (b)	700,000	691,152
Goldman Sachs Bank USA:
SOFR + 0.78%, 5.28%, 3/18/2027 (a) (b)	7,816,000	7,862,193
SOFR + 0.75%, 5.41%, 5/21/2027 (b)	1,000,000	1,007,630
Goldman Sachs Capital I 6.35%, 2/15/2034	1,991,000	2,077,728
Goldman Sachs Group, Inc.:
SOFR + 0.80%, 1.43%, 3/9/2027 (b)	6,377,000	6,119,752
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	9,172,000	8,673,502
SOFR + 0.91%, 1.95%, 10/21/2027 (a) (b)	16,553,000	15,703,831
SOFR + 1.09%, 1.99%, 1/27/2032 (b)	4,141,000	3,421,170
SOFR + 1.25%, 2.38%, 7/21/2032 (b)	7,865,000	6,569,399
2.60%, 2/7/2030	3,862,000	3,418,604
SOFR + 1.28%, 2.62%, 4/22/2032 (b)	6,632,000	5,652,852
SOFR + 1.11%, 2.64%, 2/24/2028 (b)	7,483,000	7,133,843
SOFR + 1.26%, 2.65%, 10/21/2032 (b)	5,473,000	4,623,317
SOFR + 1.41%, 3.10%, 2/24/2033 (b)	7,170,000	6,184,197
3.50%, 11/16/2026	4,855,000	4,746,491
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	6,038,000	5,869,117
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (b)	4,856,000	4,714,011
3.80%, 3/15/2030	5,040,000	4,727,570
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (b)	5,382,000	5,175,277
3.85%, 1/26/2027 (a)	5,433,000	5,333,576
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (b)	6,686,000	6,508,888
SOFR + 1.51%, 4.39%, 6/15/2027 (b)	1,551,000	1,541,306
SOFR + 1.73%, 4.48%, 8/23/2028 (b)	4,879,000	4,822,062
SOFR + 1.14%, 4.69%, 10/23/2030 (b)	3,380,000	3,310,845
SOFR + 1.42%, 5.02%, 10/23/2035 (b)	6,665,000	6,393,001
Security Description	Principal Amount	Value
SOFR + 1.21%, 5.05%, 7/23/2030 (b)	$4,873,000	$4,846,881
SOFR + 1.55%, 5.33%, 7/23/2035 (b)	5,785,000	5,679,077
SOFR + 1.27%, 5.73%, 4/25/2030 (b)	6,640,000	6,779,374
SOFR + 1.55%, 5.85%, 4/25/2035 (b)	4,926,000	5,012,451
5.95%, 1/15/2027	1,998,000	2,047,610
6.13%, 2/15/2033	1,594,000	1,697,068
SOFR + 1.77%, 6.48%, 10/24/2029 (b)	8,787,000	9,204,734
SOFR + 1.95%, 6.56%, 10/24/2034 (b)	1,924,000	2,071,090
HSBC Holdings PLC:
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	5,586,000	5,330,999
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	5,890,000	5,426,751
SOFR + 1.29%, 2.21%, 8/17/2029 (b)	12,084,000	10,856,386
SOFR + 1.10%, 2.25%, 11/22/2027 (b)	1,873,000	1,782,309
SOFR + 1.95%, 2.36%, 8/18/2031 (b)	2,569,000	2,185,680
SOFR + 1.19%, 2.80%, 5/24/2032 (b)	6,387,000	5,427,481
SOFR + 2.39%, 2.85%, 6/4/2031 (b)	2,922,000	2,564,932
SOFR + 1.41%, 2.87%, 11/22/2032 (b)	7,234,000	6,101,879
3.90%, 5/25/2026	2,250,000	2,224,597
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (b)	5,988,000	5,655,307
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (b)	4,552,000	4,454,178
4.38%, 11/23/2026	219,000	216,817
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (b)	2,683,000	2,629,501
SOFR + 2.11%, 4.76%, 6/9/2028 (b)	3,981,000	3,952,018
SOFR + 2.53%, 4.76%, 3/29/2033 (b)	3,250,000	3,056,755
4.95%, 3/31/2030 (a)	4,612,000	4,564,958
SOFR + 1.04%, 5.13%, 11/19/2028 (b)	3,738,000	3,736,467
SOFR + 2.61%, 5.21%, 8/11/2028 (b)	3,876,000	3,888,907
SOFR + 1.29%, 5.29%, 11/19/2030 (b)	6,895,000	6,845,977
SOFR + 2.87%, 5.40%, 8/11/2033 (a) (b)	1,865,000	1,842,471
SOFR + 1.46%, 5.55%, 3/4/2030 (b)	3,503,000	3,527,451

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.06%, 5.60%, 5/17/2028 (b)	$5,449,000	$5,506,269
SOFR + 1.78%, 5.72%, 3/4/2035 (a) (b)	2,149,000	2,163,506
SOFR + 1.52%, 5.73%, 5/17/2032 (a) (b)	2,666,000	2,694,046
SOFR + 1.90%, 5.87%, 11/18/2035 (b)	4,850,000	4,736,364
SOFR + 1.57%, 5.89%, 8/14/2027 (a) (b)	3,279,000	3,325,299
SOFR + 1.97%, 6.16%, 3/9/2029 (a) (b)	3,649,000	3,747,742
SOFR + 2.39%, 6.25%, 3/9/2034 (b)	4,242,000	4,405,232
SOFR + 2.98%, 6.55%, 6/20/2034 (b)	3,682,000	3,794,375
SOFR + 3.35%, 7.39%, 11/3/2028 (b)	4,230,000	4,482,235
SOFR + 3.02%, 7.40%, 11/13/2034 (b)	3,104,000	3,373,893
SOFR + 4.25%, 8.11%, 11/3/2033 (b)	4,669,000	5,261,403
HSBC USA, Inc. 5.29%, 3/4/2027 (a)	1,782,000	1,802,778
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (b)	1,895,000	1,534,647
2.55%, 2/4/2030	1,737,000	1,527,223
SOFR + 1.97%, 4.44%, 8/4/2028 (b)	1,028,000	1,016,682
SOFR + 2.05%, 5.02%, 5/17/2033 (b)	1,488,000	1,431,664
SOFR + 1.28%, 5.27%, 1/15/2031 (a) (b)	1,190,000	1,190,083
SOFR + 1.87%, 5.71%, 2/2/2035 (b)	2,212,000	2,209,589
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (b)	2,149,000	2,156,629
SOFR + 2.02%, 6.21%, 8/21/2029 (b)	2,062,000	2,127,860
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (b)	1,990,000	1,973,204
5.65%, 1/10/2030	2,339,000	2,377,243
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (b)	4,470,000	4,295,536
SOFR + 1.32%, 2.73%, 4/1/2032 (a) (b)	1,084,000	933,205
3.95%, 3/29/2027 (a)	2,791,000	2,738,892
SOFR + 1.83%, 4.02%, 3/28/2028 (b)	2,512,000	2,459,625
4.05%, 4/9/2029	2,027,000	1,946,346
SOFR + 2.07%, 4.25%, 3/28/2033 (a) (b)	402,000	372,763
4.55%, 10/2/2028	3,637,000	3,570,334
Security Description	Principal Amount	Value
SOFR + 1.44%, 5.34%, 3/19/2030 (b)	$2,433,000	$2,440,834
SOFR + 1.77%, 5.55%, 3/19/2035 (a) (b)	2,864,000	2,849,709
SOFR + 1.56%, 6.08%, 9/11/2027 (a) (b)	2,035,000	2,073,034
SOFR + 2.09%, 6.11%, 9/11/2034 (a) (b)	2,111,000	2,187,840
JPMorgan Chase & Co.:
SOFR + 0.77%, 1.47%, 9/22/2027 (b)	5,145,000	4,865,524
SOFR + 0.89%, 1.58%, 4/22/2027 (b)	6,678,000	6,412,616
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (b)	2,134,000	1,773,354
SOFR + 1.07%, 1.95%, 2/4/2032 (a) (b)	5,718,000	4,744,739
SOFR + 1.02%, 2.07%, 6/1/2029 (b)	3,756,000	3,410,936
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	11,590,000	10,879,069
SOFR + 2.04%, 2.52%, 4/22/2031 (b)	6,452,000	5,676,728
SOFR + 1.18%, 2.55%, 11/8/2032 (a) (b)	5,318,000	4,486,797
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (a) (b)	5,219,000	4,479,676
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (b)	7,386,000	6,648,065
2.95%, 10/1/2026 (a)	5,116,000	4,984,723
SOFR + 1.17%, 2.95%, 2/24/2028 (b)	9,293,000	8,932,803
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (a) (b)	5,690,000	5,084,868
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	6,912,000	5,975,631
3.30%, 4/1/2026	4,680,000	4,610,081
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (b)	4,262,000	4,090,284
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (b)	4,805,000	4,666,039
3.63%, 12/1/2027	1,959,000	1,903,619
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (b)	5,063,000	4,793,750
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (b)	10,158,000	9,938,587
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (b)	3,849,000	3,731,105
4.13%, 12/15/2026	3,644,000	3,606,540

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (b)	$4,428,000	$4,310,702
4.25%, 10/1/2027	2,852,000	2,830,724
SOFR + 1.56%, 4.32%, 4/26/2028 (b)	8,849,000	8,741,839
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (a) (b)	4,668,000	4,570,719
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (a) (b)	5,488,000	5,344,379
SOFR + 0.86%, 4.51%, 10/22/2028 (a) (b)	3,449,000	3,418,511
SOFR + 1.75%, 4.57%, 6/14/2030 (b)	3,466,000	3,396,056
SOFR + 1.80%, 4.59%, 4/26/2033 (a) (b)	4,217,000	4,037,145
SOFR + 1.04%, 4.60%, 10/22/2030 (a) (b)	4,560,000	4,474,226
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	6,749,000	6,746,300
SOFR + 2.08%, 4.91%, 7/25/2033 (b)	8,634,000	8,446,210
SOFR + 1.34%, 4.95%, 10/22/2035 (a) (b)	8,186,000	7,893,350
SOFR + 0.93%, 4.98%, 7/22/2028 (b)	4,701,000	4,713,740
SOFR + 1.13%, 5.00%, 7/22/2030 (b)	4,740,000	4,721,846
SOFR + 1.31%, 5.01%, 1/23/2030 (a) (b)	4,634,000	4,627,976
SOFR + 1.19%, 5.04%, 1/23/2028 (b)	4,609,000	4,624,071
SOFR + 1.46%, 5.29%, 7/22/2035 (b)	6,534,000	6,466,765
SOFR + 1.45%, 5.30%, 7/24/2029 (a) (b)	4,790,000	4,834,260
SOFR + 1.62%, 5.34%, 1/23/2035 (b)	4,717,000	4,690,726
SOFR + 1.85%, 5.35%, 6/1/2034 (b)	8,204,000	8,201,949
SOFR + 0.93%, 5.57%, 4/22/2028 (b)	4,668,000	4,748,756
SOFR + 1.16%, 5.58%, 4/22/2030 (b)	6,064,000	6,178,367
SOFR + 2.58%, 5.72%, 9/14/2033 (a) (b)	11,936,000	12,154,548
SOFR + 1.49%, 5.77%, 4/22/2035 (b)	5,295,000	5,419,962
SOFR + 1.33%, 6.07%, 10/22/2027 (a) (b)	3,743,000	3,830,886
SOFR + 1.57%, 6.09%, 10/23/2029 (b)	4,023,000	4,173,259
SOFR + 1.81%, 6.25%, 10/23/2034 (b)	5,457,000	5,772,142
7.63%, 10/15/2026	792,000	831,616
Security Description	Principal Amount	Value
8.00%, 4/29/2027	$3,858,000	$4,135,043
8.75%, 9/1/2030	1,797,000	2,114,871
JPMorgan Chase Bank NA 5.11%, 12/8/2026	5,041,000	5,095,392
KeyBank NA:
3.40%, 5/20/2026	1,881,000	1,838,583
3.90%, 4/13/2029	1,322,000	1,239,891
4.39%, 12/14/2027 (a)	889,000	874,234
4.70%, 1/26/2026	756,000	754,208
4.90%, 8/8/2032 (a)	1,585,000	1,501,772
5.00%, 1/26/2033 (a)	1,698,000	1,627,024
5.85%, 11/15/2027 (a)	1,452,000	1,487,298
6.95%, 2/1/2028	1,006,000	1,047,256
KeyCorp:
Series MTN, 2.25%, 4/6/2027 (a)	1,205,000	1,136,869
Series MTN, 2.55%, 10/1/2029 (a)	1,266,000	1,124,284
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (b)	2,564,000	2,421,288
SOFR + 2.42%, 6.40%, 3/6/2035 (a) (b)	1,839,000	1,915,061
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (a) (b)	1,660,000	1,587,574
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (b)	2,852,000	2,739,745
3.75%, 1/11/2027	2,265,000	2,214,694
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (b)	1,887,000	1,836,202
4.38%, 3/22/2028	2,274,000	2,221,402
4.55%, 8/16/2028 (a)	2,122,000	2,082,531
4.65%, 3/24/2026	3,383,000	3,362,702
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (a) (b)	2,470,000	2,372,213
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (a) (b)	2,625,000	2,628,281
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (b)	2,643,000	2,664,514
1 yr. CMT + 1.20%, 5.59%, 11/26/2035 (a) (b)	3,160,000	3,131,592
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (b)	4,678,000	4,663,264
1 yr. CMT + 1.07%, 5.72%, 6/5/2030 (b)	3,620,000	3,682,083
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (a) (b)	1,748,000	1,781,002
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (b)	2,509,000	2,546,108
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (a) (b)	1,936,000	2,164,738
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (b)	1,746,000	1,725,292
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (b)	815,000	811,577

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.85%, 5.05%, 1/27/2034 (a) (b)	$2,544,000	$2,434,379
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (a) (b)	1,000,000	969,640
SOFR + 2.26%, 6.08%, 3/13/2032 (b)	1,206,000	1,234,679
SOFR + 2.80%, 7.41%, 10/30/2029 (a) (b)	1,921,000	2,057,794
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	1,959,000	1,884,205
4.65%, 1/27/2026 (a)	2,383,000	2,377,162
4.70%, 1/27/2028	2,339,000	2,314,136
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (b)	5,777,000	5,494,505
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (b)	2,455,000	2,322,700
2.05%, 7/17/2030	2,399,000	2,050,377
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (b)	3,362,000	2,814,566
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (b)	6,362,000	6,052,870
1 yr. CMT + 0.97%, 2.49%, 10/13/2032 (b)	1,398,000	1,178,025
2.56%, 2/25/2030	1,401,000	1,242,939
2.76%, 9/13/2026	3,445,000	3,335,897
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (b)	1,544,000	1,323,718
3.20%, 7/18/2029	2,939,000	2,727,803
3.29%, 7/25/2027 (a)	973,000	942,603
3.68%, 2/22/2027	1,156,000	1,132,267
3.74%, 3/7/2029 (a)	2,754,000	2,638,277
3.85%, 3/1/2026	6,264,000	6,200,984
3.96%, 3/2/2028 (a)	1,259,000	1,228,016
4.05%, 9/11/2028 (a)	1,856,000	1,808,022
1 yr. CMT + 1.30%, 4.08%, 4/19/2028 (b)	1,447,000	1,421,837
1 yr. CMT + 1.55%, 4.32%, 4/19/2033 (a) (b)	947,000	890,616
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (b)	2,311,000	2,318,927
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (b)	2,106,000	2,083,108
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (b)	1,736,000	1,747,874
1 yr. CMT + 0.82%, 5.26%, 4/17/2030 (b)	1,266,000	1,275,989
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (a) (b)	2,193,000	2,220,610
1 yr. CMT + 1.97%, 5.41%, 4/19/2034 (a) (b)	1,801,000	1,816,056
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (a) (b)	1,587,000	1,606,838
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (a) (b)	3,017,000	3,023,909
Security Description	Principal Amount	Value
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (a) (b)	$2,267,000	$2,289,897
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (a) (b)	975,000	986,144
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (a) (b)	1,686,000	1,713,549
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.23%, 5/22/2027 (a) (b)	2,666,000	2,537,765
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (b)	1,973,000	1,878,059
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (b)	1,235,000	1,037,857
1 yr. CMT + 0.87%, 2.17%, 5/22/2032 (b)	1,566,000	1,298,230
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (b)	1,752,000	1,498,083
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (b)	967,000	804,805
2.56%, 9/13/2031	1,112,000	930,488
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (b)	1,667,000	1,463,043
2.84%, 9/13/2026 (a)	1,786,000	1,733,777
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (b)	1,265,000	1,143,244
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (b)	2,391,000	2,195,918
3.17%, 9/11/2027 (a)	1,883,000	1,805,948
1 yr. CMT + 1.25%, 3.26%, 5/22/2030 (a) (b)	1,400,000	1,297,926
3.66%, 2/28/2027 (a)	1,161,000	1,133,078
4.02%, 3/5/2028	2,533,000	2,464,508
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (a) (b)	1,887,000	1,833,805
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (a) (b)	1,363,000	1,374,722
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (a) (b)	2,022,000	2,040,805
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (a) (b)	1,270,000	1,286,612
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (a) (b)	897,000	904,481
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (b)	1,495,000	1,508,141
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (b)	1,878,000	1,913,250
1 yr. CMT + 2.40%, 5.67%, 9/13/2033 (b)	3,837,000	3,893,634
1 yr. CMT + 1.65%, 5.74%, 5/27/2031 (a) (b)	1,054,000	1,081,141

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (b)	$1,980,000	$2,018,214
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (a) (b)	1,435,000	1,462,911
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (a) (b)	2,281,000	2,332,938
Morgan Stanley:
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (b)	17,100,000	16,272,873
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	7,071,000	6,778,685
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (b)	5,331,000	4,351,482
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (b)	4,736,000	3,879,258
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (b)	6,865,000	5,685,799
SOFR + 1.00%, 2.48%, 1/21/2028 (b)	4,283,000	4,079,172
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	5,711,000	4,645,042
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (b)	5,370,000	4,496,194
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	7,753,000	6,884,819
SOFR + 1.29%, 2.94%, 1/21/2033 (b)	4,640,000	3,974,114
Series MTN, 3.13%, 7/27/2026	5,480,000	5,353,741
3.59%, 7/22/2028 (b)	5,787,000	5,581,272
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	5,452,000	5,058,202
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (b)	5,470,000	5,275,049
Series GMTN, 3.88%, 1/27/2026	5,468,000	5,425,350
3.95%, 4/23/2027	3,865,000	3,786,038
SOFR + 1.61%, 4.21%, 4/20/2028 (b)	4,730,000	4,661,699
Series GMTN, 4.35%, 9/8/2026	3,969,000	3,941,138
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (a) (b)	7,518,000	7,324,411
SOFR + 1.10%, 4.65%, 10/18/2030 (b)	6,546,000	6,406,963
SOFR + 2.08%, 4.89%, 7/20/2033 (b)	3,386,000	3,278,664
SOFR + 1.22%, 5.04%, 7/19/2030 (b)	4,689,000	4,669,634
SOFR + 1.30%, 5.05%, 1/28/2027 (b)	2,731,000	2,739,439
SOFR + 1.73%, 5.12%, 2/1/2029 (b)	4,125,000	4,133,951
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (b)	$5,173,000	$5,187,743
SOFR + 1.45%, 5.17%, 1/16/2030 (b)	7,692,000	7,697,000
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (b)	6,176,000	6,081,940
SOFR + 2.62%, 5.30%, 4/20/2037 (a) (b)	3,523,000	3,416,112
SOFR + 1.56%, 5.32%, 7/19/2035 (a) (b)	6,804,000	6,700,919
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (a) (b)	4,936,000	4,906,038
SOFR + 1.63%, 5.45%, 7/20/2029 (b)	4,179,000	4,225,638
SOFR + 1.73%, 5.47%, 1/18/2035 (b)	4,653,000	4,629,084
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (b)	2,964,000	3,012,521
SOFR + 1.26%, 5.66%, 4/18/2030 (b)	4,668,000	4,754,125
SOFR + 1.58%, 5.83%, 4/19/2035 (b)	5,409,000	5,512,204
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (b)	2,791,000	2,797,615
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (b)	3,785,000	3,790,753
Series MTN, 6.25%, 8/9/2026	1,832,000	1,876,151
SOFR + 2.24%, 6.30%, 10/18/2028 (b)	9,279,000	9,613,230
SOFR + 2.56%, 6.34%, 10/18/2033 (b)	5,797,000	6,131,835
SOFR + 1.83%, 6.41%, 11/1/2029 (a) (b)	3,460,000	3,614,489
SOFR + 2.05%, 6.63%, 11/1/2034 (a) (b)	12,075,000	12,966,980
7.25%, 4/1/2032	1,453,000	1,633,739
Morgan Stanley Bank NA:
SOFR + 0.68%, 4.45%, 10/15/2027 (b)	10,282,000	10,212,082
SOFR + 1.08%, 4.95%, 1/14/2028 (b)	2,976,000	2,979,214
SOFR + 0.93%, 4.97%, 7/14/2028 (a) (b)	4,080,000	4,091,628
SOFR + 0.87%, 5.50%, 5/26/2028 (b)	3,629,000	3,676,721
5.88%, 10/30/2026	2,944,000	3,007,914
National Australia Bank Ltd.:
2.50%, 7/12/2026	1,992,000	1,932,678
3.38%, 1/14/2026	1,894,000	1,871,120
3.91%, 6/9/2027	1,866,000	1,836,517
4.50%, 10/26/2027	2,565,000	2,556,484
4.79%, 1/10/2029 (a)	1,570,000	1,572,465
4.90%, 6/13/2028 (a)	1,747,000	1,754,949
4.94%, 1/12/2028 (a)	1,942,000	1,952,953
4.97%, 1/12/2026 (a)	2,099,000	2,107,732
5.09%, 6/11/2027	1,154,000	1,166,279

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
National Bank of Canada:
4.50%, 10/10/2029	$1,916,000	$1,863,655
5.60%, 12/18/2028	1,891,000	1,927,421
SOFR + 1.04%, 5.60%, 7/2/2027 (b)	1,362,000	1,377,159
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (b)	4,305,000	4,106,410
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (b)	2,087,000	1,801,958
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (b)	3,231,000	3,089,482
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (b)	2,887,000	2,783,934
4.80%, 4/5/2026	2,810,000	2,809,888
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (b)	4,145,000	4,102,804
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (b)	2,110,000	2,078,540
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (b)	3,148,000	3,116,866
1 yr. CMT + 2.27%, 5.52%, 9/30/2028 (b)	1,673,000	1,693,595
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (a) (b)	1,739,000	1,758,894
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (b)	2,755,000	2,771,034
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (a) (b)	1,829,000	1,864,794
1 yr. CMT + 2.10%, 6.02%, 3/2/2034 (b)	2,103,000	2,155,260
5 yr. CMT + 2.20%, 6.48%, 6/1/2034 (b)	1,863,000	1,912,705
Northern Trust Corp.:
1.95%, 5/1/2030 (a)	1,860,000	1,605,608
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (b)	3,458,000	3,314,735
3.65%, 8/3/2028	1,958,000	1,890,938
4.00%, 5/10/2027	1,727,000	1,703,858
6.13%, 11/2/2032 (a)	1,276,000	1,345,478
PNC Bank NA:
2.70%, 10/22/2029	1,513,000	1,359,052
3.10%, 10/25/2027	6,207,000	5,950,154
3.25%, 1/22/2028 (a)	1,653,000	1,582,632
4.05%, 7/26/2028	2,450,000	2,367,239
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026 (a)	1,307,000	1,235,520
SOFR + 0.98%, 2.31%, 4/23/2032 (b)	1,913,000	1,607,073
2.55%, 1/22/2030	3,477,000	3,087,889
2.60%, 7/23/2026 (a)	1,855,000	1,797,551
3.15%, 5/19/2027 (a)	1,635,000	1,577,497
Security Description	Principal Amount	Value
3.45%, 4/23/2029 (a)	$6,839,000	$6,470,857
SOFR + 1.85%, 4.63%, 6/6/2033 (b)	1,855,000	1,752,085
SOFR + 1.09%, 4.76%, 1/26/2027 (b)	2,317,000	2,313,478
SOFR + 1.26%, 4.81%, 10/21/2032 (a) (b)	2,666,000	2,596,284
SOFR + 1.93%, 5.07%, 1/24/2034 (b)	2,888,000	2,809,562
SOFR + 0.80%, 5.10%, 7/23/2027 (a) (b)	1,794,000	1,802,199
SOFR + 1.34%, 5.30%, 1/21/2028 (b)	1,364,000	1,375,185
SOFR + 1.62%, 5.35%, 12/2/2028 (b)	1,268,000	1,285,067
SOFR + 1.60%, 5.40%, 7/23/2035 (a) (b)	2,467,000	2,448,720
SOFR + 1.20%, 5.49%, 5/14/2030 (b)	2,861,000	2,899,595
SOFR + 1.84%, 5.58%, 6/12/2029 (b)	3,873,000	3,937,718
SOFR + 1.90%, 5.68%, 1/22/2035 (b)	2,516,000	2,542,921
SOFR + 1.95%, 5.94%, 8/18/2034 (b)	1,267,000	1,303,426
SOFR + 2.14%, 6.04%, 10/28/2033 (b)	2,824,000	2,922,812
SOFR + 1.73%, 6.62%, 10/20/2027 (b)	2,569,000	2,645,736
SOFR + 2.28%, 6.88%, 10/20/2034 (a) (b)	4,308,000	4,698,520
Regions Financial Corp.:
1.80%, 8/12/2028	539,000	480,179
SOFR + 2.06%, 5.50%, 9/6/2035 (a) (b)	2,239,000	2,185,421
SOFR + 1.49%, 5.72%, 6/6/2030 (b)	1,831,000	1,854,583
Royal Bank of Canada:
Series GMTN, 0.88%, 1/20/2026	2,356,000	2,267,815
Series GMTN, 1.15%, 7/14/2026	1,606,000	1,526,680
1.20%, 4/27/2026 (a)	3,298,000	3,156,780
Series GMTN, 1.40%, 11/2/2026	1,705,000	1,610,031
2.05%, 1/21/2027	541,000	513,625
Series GMTN, 2.30%, 11/3/2031 (a)	2,232,000	1,873,184
3.63%, 5/4/2027	1,704,000	1,664,569
3.88%, 5/4/2032	1,679,000	1,544,495
Series GMTN, 4.24%, 8/3/2027	2,293,000	2,265,988
Series GMTN, SOFR + 0.72%, 4.51%, 10/18/2027 (a) (b)	1,751,000	1,743,803

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (b)	$1,869,000	$1,852,441
Series GMTN, 4.65%, 1/27/2026 (a)	6,506,000	6,495,200
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (a) (b)	6,643,000	6,504,560
Series GMTN, 4.88%, 1/12/2026	1,904,000	1,909,464
Series GMTN, 4.88%, 1/19/2027	2,183,000	2,191,448
Series GMTN, 4.90%, 1/12/2028	1,718,000	1,719,220
Series GMTN, 4.95%, 2/1/2029	1,542,000	1,541,645
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (a) (b)	2,506,000	2,489,385
Series GMTN, 5.00%, 2/1/2033	3,315,000	3,257,021
Series GMTN, 5.00%, 5/2/2033 (a)	1,831,000	1,801,081
Series GMTN, SOFR + 0.79%, 5.07%, 7/23/2027 (b)	1,855,000	1,863,718
Series GMTN, 5.15%, 2/1/2034 (a)	2,153,000	2,128,090
Series GMTN, 5.20%, 7/20/2026	1,804,000	1,821,192
Series GMTN, 5.20%, 8/1/2028	1,215,000	1,224,914
Series MTN, 6.00%, 11/1/2027	2,185,000	2,256,734
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (b)	1,936,000	1,836,083
3.24%, 10/5/2026	1,779,000	1,727,391
4.40%, 7/13/2027	1,606,000	1,587,178
SOFR + 1.94%, 5.35%, 9/6/2030 (a) (b)	2,195,000	2,168,858
SOFR + 1.23%, 6.12%, 5/31/2027 (a) (b)	1,435,000	1,455,965
SOFR + 2.50%, 6.17%, 1/9/2030 (b)	1,621,000	1,654,247
SOFR + 2.14%, 6.34%, 5/31/2035 (b)	2,544,000	2,583,203
SOFR + 2.36%, 6.50%, 3/9/2029 (b)	1,910,000	1,964,091
SOFR + 2.70%, 6.57%, 6/12/2029 (a) (b)	1,629,000	1,682,659
SOFR + 3.28%, 7.66%, 11/9/2031 (b)	1,716,000	1,872,997
Santander U.K. Group Holdings PLC:
SOFR + 0.99%, 1.67%, 6/14/2027 (b)	1,050,000	999,002
Security Description	Principal Amount	Value
SOFR + 1.22%, 2.47%, 1/11/2028 (b)	$4,608,000	$4,364,191
SOFR + 1.48%, 2.90%, 3/15/2032 (b)	1,910,000	1,636,488
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (b)	1,731,000	1,666,053
SOFR + 1.55%, 4.86%, 9/11/2030 (b)	1,915,000	1,862,529
SOFR + 2.60%, 6.53%, 1/10/2029 (b)	3,819,000	3,935,938
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	1,949,000	1,875,562
1.40%, 9/17/2026	3,923,000	3,711,315
1.71%, 1/12/2031	1,112,000	910,739
1.90%, 9/17/2028	3,358,000	3,008,365
2.13%, 7/8/2030	2,210,000	1,889,749
2.14%, 9/23/2030	1,408,000	1,192,055
2.17%, 1/14/2027	1,691,000	1,606,940
2.22%, 9/17/2031 (a)	1,508,000	1,249,649
2.47%, 1/14/2029 (a)	1,090,000	991,737
2.63%, 7/14/2026	3,654,000	3,542,845
2.72%, 9/27/2029 (a)	1,337,000	1,204,784
2.75%, 1/15/2030	2,171,000	1,940,288
3.01%, 10/19/2026	2,847,000	2,764,152
3.04%, 7/16/2029	4,427,000	4,065,491
3.20%, 9/17/2029 (a)	1,921,000	1,771,354
3.35%, 10/18/2027 (a)	1,680,000	1,620,158
3.36%, 7/12/2027 (a)	3,280,000	3,178,287
3.45%, 1/11/2027 (a)	3,986,000	3,890,535
3.54%, 1/17/2028	1,656,000	1,591,184
3.78%, 3/9/2026	2,481,000	2,455,297
3.94%, 7/19/2028 (a)	842,000	814,972
4.31%, 10/16/2028 (a)	1,872,000	1,838,192
5.32%, 7/9/2029 (a)	1,750,000	1,768,602
5.42%, 7/9/2031	927,000	936,910
5.46%, 1/13/2026	3,449,000	3,473,764
5.52%, 1/13/2028	3,429,000	3,483,144
5.56%, 7/9/2034 (a)	2,545,000	2,573,326
5.71%, 1/13/2030	2,340,000	2,397,751
5.72%, 9/14/2028 (a)	3,034,000	3,105,329
5.77%, 1/13/2033 (a)	3,049,000	3,135,195
5.78%, 7/13/2033	1,072,000	1,103,978
5.80%, 7/13/2028 (a)	3,380,000	3,470,821
5.81%, 9/14/2033 (a)	1,501,000	1,555,651
5.85%, 7/13/2030	1,355,000	1,399,363
5.88%, 7/13/2026 (a)	909,000	924,453
Synchrony Bank 5.63%, 8/23/2027	1,621,000	1,632,817
Synovus Bank 5.63%, 2/15/2028	1,575,000	1,577,709
Synovus Financial Corp. SOFR + 2.35%, 6.17%, 11/1/2030 (b)	1,452,000	1,464,313

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Toronto-Dominion Bank:
Series MTN, 0.75%, 1/6/2026	$2,248,000	$2,162,621
Series MTN, 1.20%, 6/3/2026 (a)	1,094,000	1,041,969
Series MTN, 1.25%, 9/10/2026	2,057,000	1,943,474
Series GMTN, 2.45%, 1/12/2032	1,844,000	1,538,929
Series MTN, 2.80%, 3/10/2027	2,010,000	1,927,590
Series MTN, 3.20%, 3/10/2032 (a)	2,877,000	2,514,210
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (b)	5,960,000	5,791,690
4.11%, 6/8/2027	2,741,000	2,696,157
4.46%, 6/8/2032	3,719,000	3,524,496
4.57%, 12/17/2026	4,200,000	4,190,256
Series MTN, 4.69%, 9/15/2027 (a)	2,861,000	2,853,991
4.78%, 12/17/2029 (a)	5,500,000	5,426,135
Series GMTN, 4.98%, 4/5/2027	1,349,000	1,354,045
Series GMTN, 4.99%, 4/5/2029 (a)	1,414,000	1,411,639
5.10%, 1/9/2026	1,692,000	1,699,259
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (b)	1,478,000	1,446,711
5.16%, 1/10/2028 (a)	2,373,000	2,384,699
5.26%, 12/11/2026 (a)	1,705,000	1,723,670
Series MTN, 5.52%, 7/17/2028 (a)	2,383,000	2,423,249
Series MTN, 5.53%, 7/17/2026	3,177,000	3,214,266
Truist Bank:
2.25%, 3/11/2030	3,155,000	2,709,451
3.30%, 5/15/2026	4,772,000	4,672,122
3.80%, 10/30/2026	2,339,000	2,295,354
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	1,868,000	1,701,897
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (b)	4,217,000	4,043,892
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (b)	1,821,000	1,642,833
Series MTN, 1.95%, 6/5/2030 (a)	1,657,000	1,411,847
Series MTN, 3.88%, 3/19/2029 (a)	1,266,000	1,207,270
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (b)	1,743,000	1,710,615
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (a) (b)	2,982,000	2,963,392
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (b)	1,806,000	1,706,038
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (a) (b)	2,798,000	2,716,075
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (b)	$1,900,000	$1,875,091
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (a) (b)	2,739,000	2,763,952
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (b)	3,768,000	3,801,234
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (b)	2,497,000	2,538,350
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (b)	2,782,000	2,825,983
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (a) (b)	1,930,000	2,008,261
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (b)	2,967,000	3,170,655
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030 (a)	2,094,000	1,727,613
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b)	2,156,000	2,042,788
Series V, 2.38%, 7/22/2026	1,935,000	1,870,758
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (b)	4,306,000	3,495,912
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (b)	1,264,000	1,065,906
Series DMTN, 3.00%, 7/30/2029	1,327,000	1,216,594
Series MTN, 3.10%, 4/27/2026	1,456,000	1,425,118
Series X, 3.15%, 4/27/2027	3,096,000	2,995,287
Series MTN, 3.90%, 4/26/2028 (a)	1,781,000	1,727,944
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (b)	3,179,000	3,150,675
SOFR + 1.23%, 4.65%, 2/1/2029 (a) (b)	3,126,000	3,094,271
SOFR + 1.60%, 4.84%, 2/1/2034 (b)	3,686,000	3,523,411
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (a) (b)	1,715,000	1,644,771
SOFR + 1.25%, 5.10%, 7/23/2030 (b)	2,037,000	2,032,743
SOFR + 1.56%, 5.38%, 1/23/2030 (b)	2,522,000	2,544,345
SOFR + 1.86%, 5.68%, 1/23/2035 (b)	3,343,000	3,374,157
SOFR + 2.02%, 5.78%, 6/12/2029 (b)	3,307,000	3,384,946
SOFR + 2.26%, 5.84%, 6/12/2034 (b)	3,665,000	3,736,358
SOFR + 2.09%, 5.85%, 10/21/2033 (b)	2,779,000	2,842,945
SOFR + 1.88%, 6.79%, 10/26/2027 (b)	1,946,000	2,010,393
U.S. Bank NA SOFR + 0.69%, 4.51%, 10/22/2027 (b)	4,395,000	4,369,377

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
UBS AG:
1.25%, 6/1/2026	$1,604,000	$1,529,831
1.25%, 8/7/2026	4,047,000	3,830,931
5.00%, 7/9/2027	2,319,000	2,332,172
5.65%, 9/11/2028	2,664,000	2,724,260
7.50%, 2/15/2028	4,430,000	4,743,422
UBS Group AG 4.55%, 4/17/2026	3,994,000	3,981,179
Wachovia Corp. 7.57%, 8/1/2026 (c)	1,272,000	1,321,697
Webster Financial Corp. 4.10%, 3/25/2029	1,304,000	1,240,313
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b)	5,851,000	5,510,004
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (b)	6,623,000	5,841,751
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (b)	7,650,000	6,903,283
3.00%, 10/23/2026	7,774,000	7,537,904
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (b)	4,514,000	4,408,869
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (b)	7,264,000	6,362,029
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (b)	7,810,000	7,577,809
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (b)	8,399,000	8,140,899
Series MTN, 4.10%, 6/3/2026	4,624,000	4,577,575
Series MTN, 4.15%, 1/24/2029	4,623,000	4,483,478
Series GMTN, 4.30%, 7/22/2027	4,623,000	4,563,178
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (b)	4,968,000	4,807,881
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (b)	7,388,000	7,359,778
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (b)	7,890,000	7,624,107
SOFR + 1.50%, 5.20%, 1/23/2030 (b)	5,083,000	5,099,774
SOFR + 1.38%, 5.21%, 12/3/2035 (b)	4,280,000	4,170,817
SOFR + 2.02%, 5.39%, 4/24/2034 (b)	7,469,000	7,376,459
SOFR + 1.78%, 5.50%, 1/23/2035 (b)	5,633,000	5,599,484
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (b)	8,071,000	8,052,195
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (b)	8,250,000	8,371,935
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (b)	$12,453,000	$12,655,486
SOFR + 1.79%, 6.30%, 10/23/2029 (b)	5,116,000	5,318,594
SOFR + 2.06%, 6.49%, 10/23/2034 (b)	6,150,000	6,531,792
Series B, 7.95%, 11/15/2029	1,538,000	1,706,980
Wells Fargo Bank NA:
5.25%, 12/11/2026	4,803,000	4,859,531
5.45%, 8/7/2026	5,530,000	5,596,802
Westpac Banking Corp.:
1.15%, 6/3/2026	2,657,000	2,534,751
1.95%, 11/20/2028	1,838,000	1,656,112
2.15%, 6/3/2031	1,787,000	1,514,840
2.65%, 1/16/2030	1,368,000	1,234,032
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (b)	4,167,250	3,547,663
2.70%, 8/19/2026	1,345,000	1,307,192
2.85%, 5/13/2026	2,189,000	2,140,798
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (b)	2,745,000	2,322,325
3.35%, 3/8/2027 (a)	1,803,000	1,758,232
3.40%, 1/25/2028	1,154,000	1,109,767
4.04%, 8/26/2027 (a)	1,596,000	1,578,141
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (b)	2,467,000	2,323,741
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (b)	2,536,000	2,497,123
Series GMTN, 4.60%, 10/20/2026	1,225,000	1,227,487
5.05%, 4/16/2029	1,111,000	1,122,310
5.20%, 4/16/2026	1,599,000	1,612,272
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (a) (b)	4,670,000	4,599,343
5.46%, 11/18/2027 (a)	2,165,000	2,215,683
5.54%, 11/17/2028	1,906,000	1,959,654
Series GMTN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (b)	6,054,000	5,957,862
6.82%, 11/17/2033	3,041,000	3,286,196
Wintrust Financial Corp. 4.85%, 6/6/2029	1,369,000	1,306,300
Zions Bancorp NA:
3.25%, 10/29/2029 (a)	1,701,000	1,516,850
SOFR + 2.83%, 6.82%, 11/19/2035 (b)	640,000	646,150
		2,648,077,480
BEVERAGES — 1.3%
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	3,211,000	3,008,932
4.00%, 4/13/2028 (a)	2,552,000	2,505,375
4.75%, 1/23/2029 (a)	8,496,000	8,498,889
4.90%, 1/23/2031 (a)	4,116,000	4,111,143

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/15/2034 (a)	$2,266,000	$2,239,103
Brown-Forman Corp. 4.75%, 4/15/2033 (a)	1,308,000	1,275,692
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	994,000	891,857
1.38%, 3/15/2031 (a)	2,757,000	2,256,853
1.45%, 6/1/2027 (a)	2,223,000	2,075,615
1.50%, 3/5/2028	633,000	576,226
1.65%, 6/1/2030	3,133,000	2,671,509
2.00%, 3/5/2031 (a)	2,867,000	2,443,831
2.13%, 9/6/2029 (a)	1,910,000	1,711,284
2.25%, 1/5/2032 (a)	2,947,000	2,505,510
2.90%, 5/25/2027 (a)	1,478,000	1,429,374
3.45%, 3/25/2030 (a)	3,000,000	2,831,430
4.65%, 8/14/2034 (a)	3,370,000	3,278,976
5.00%, 5/13/2034 (a)	3,110,000	3,105,553
Coca-Cola Consolidated, Inc.:
5.25%, 6/1/2029 (a)	1,505,000	1,523,572
5.45%, 6/1/2034	1,890,000	1,903,287
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	1,112,000	870,640
2.75%, 1/22/2030	1,821,000	1,632,162
Constellation Brands, Inc.:
2.25%, 8/1/2031	2,336,000	1,941,847
2.88%, 5/1/2030	19,000	16,979
3.15%, 8/1/2029	564,000	519,534
3.50%, 5/9/2027	1,784,000	1,732,924
3.60%, 2/15/2028	420,000	403,355
3.70%, 12/6/2026 (a)	1,346,000	1,323,037
4.75%, 5/9/2032 (a)	5,738,000	5,516,915
4.90%, 5/1/2033 (a)	1,672,000	1,614,985
Diageo Capital PLC:
2.00%, 4/29/2030	1,982,000	1,711,219
2.13%, 4/29/2032	2,017,000	1,646,336
2.38%, 10/24/2029 (a)	100,000	89,584
3.88%, 5/18/2028	1,741,000	1,695,159
5.30%, 10/24/2027	1,916,000	1,949,377
5.38%, 10/5/2026 (a)	1,801,000	1,826,682
5.50%, 1/24/2033	939,000	956,287
5.63%, 10/5/2033 (a)	2,027,000	2,081,182
Keurig Dr. Pepper, Inc.:
2.25%, 3/15/2031 (a)	1,310,000	1,108,325
2.55%, 9/15/2026	1,366,000	1,319,843
3.20%, 5/1/2030 (a)	2,140,000	1,956,302
3.43%, 6/15/2027	1,721,000	1,670,334
3.95%, 4/15/2029 (a)	1,871,000	1,794,794
4.05%, 4/15/2032	1,752,000	1,638,611
4.60%, 5/25/2028 (a)	1,912,000	1,895,748
5.05%, 3/15/2029	794,000	796,080
5.10%, 3/15/2027	1,505,000	1,518,711
Series 10, 5.20%, 3/15/2031 (a)	937,000	945,508
5.30%, 3/15/2034 (a)	1,403,000	1,401,120
Molson Coors Beverage Co. 3.00%, 7/15/2026 (a)	3,613,000	3,523,434
Security Description	Principal Amount	Value
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029 (a)	$1,674,000	$1,662,500
4.65%, 2/16/2027 (a)	1,287,000	1,291,646
4.70%, 2/16/2034 (a)	1,110,000	1,074,402
PepsiCo, Inc.:
1.40%, 2/25/2031	1,916,000	1,564,318
1.63%, 5/1/2030	2,235,000	1,904,712
1.95%, 10/21/2031 (a)	3,455,000	2,872,038
2.38%, 10/6/2026 (a)	1,759,000	1,699,229
2.63%, 3/19/2027	1,531,000	1,475,027
2.63%, 7/29/2029 (a)	181,000	165,915
2.75%, 3/19/2030 (a)	3,686,000	3,348,141
2.85%, 2/24/2026	467,000	458,944
3.00%, 10/15/2027 (a)	1,970,000	1,896,834
3.60%, 2/18/2028 (a)	1,647,000	1,601,510
3.90%, 7/18/2032 (a)	3,816,000	3,565,632
4.45%, 5/15/2028 (a)	1,102,000	1,100,887
4.50%, 7/17/2029 (a)	2,305,000	2,298,984
4.55%, 2/13/2026 (a)	567,000	568,196
4.80%, 7/17/2034 (a)	1,750,000	1,715,245
5.13%, 11/10/2026	2,378,000	2,407,939
7.00%, 3/1/2029	1,469,000	1,598,169
		132,211,293
BIOTECHNOLOGY — 0.8%
Amgen, Inc.:
1.65%, 8/15/2028 (a)	2,014,000	1,799,952
2.00%, 1/15/2032	1,480,000	1,200,931
2.20%, 2/21/2027	2,908,000	2,757,947
2.30%, 2/25/2031	2,408,000	2,051,134
2.45%, 2/21/2030	4,374,000	3,865,041
2.60%, 8/19/2026	3,842,000	3,718,557
3.00%, 2/22/2029 (a)	1,982,000	1,842,725
3.20%, 11/2/2027	1,849,000	1,778,757
3.35%, 2/22/2032	3,194,000	2,846,365
4.05%, 8/18/2029 (a)	2,857,000	2,747,834
4.20%, 3/1/2033 (a)	1,604,000	1,487,341
5.15%, 3/2/2028	6,925,000	6,975,553
5.25%, 3/2/2030	4,974,500	5,019,867
5.25%, 3/2/2033 (a)	7,829,000	7,773,727
5.51%, 3/2/2026	906,000	905,719
Biogen, Inc. 2.25%, 5/1/2030	3,768,000	3,256,155
Bio-Rad Laboratories, Inc.:
3.30%, 3/15/2027	1,223,000	1,184,402
3.70%, 3/15/2032	1,534,000	1,374,556
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (a)	1,715,000	1,563,720
1.65%, 10/1/2030	1,730,000	1,446,280
2.95%, 3/1/2027	2,037,000	1,967,375
3.65%, 3/1/2026	4,728,000	4,674,905
4.80%, 11/15/2029	1,805,000	1,801,823
5.25%, 10/15/2033	1,648,000	1,652,680
Illumina, Inc.:
2.55%, 3/23/2031	1,695,000	1,439,191

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.65%, 9/9/2026	$1,070,000	$1,066,929
5.75%, 12/13/2027	320,000	328,368
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030 (a)	2,621,000	2,182,114
Royalty Pharma PLC:
1.75%, 9/2/2027	1,341,000	1,235,450
2.15%, 9/2/2031 (a)	1,561,000	1,280,410
2.20%, 9/2/2030	1,871,000	1,588,311
5.15%, 9/2/2029	2,041,000	2,034,612
		76,848,731
BUILDING MATERIALS — 0.0% (d)
Lennox International, Inc. 1.70%, 8/1/2027	190,000	175,283
CHEMICALS — 1.2%
Air Products & Chemicals, Inc.:
1.85%, 5/15/2027 (a)	1,334,000	1,254,374
2.05%, 5/15/2030 (a)	1,534,000	1,331,313
4.60%, 2/8/2029 (a)	1,594,000	1,587,178
4.75%, 2/8/2031	1,299,000	1,290,011
4.80%, 3/3/2033	1,200,000	1,178,208
4.85%, 2/8/2034 (a)	1,980,000	1,932,995
Albemarle Corp.:
4.65%, 6/1/2027	1,626,000	1,612,049
5.05%, 6/1/2032 (a)	1,831,000	1,742,526
Cabot Corp.:
4.00%, 7/1/2029	30,000	28,668
5.00%, 6/30/2032	1,343,000	1,310,352
Celanese U.S. Holdings LLC:
1.40%, 8/5/2026	3,849,000	3,602,202
6.17%, 7/15/2027 (c)	3,725,000	3,782,663
6.33%, 7/15/2029 (c)	1,113,000	1,135,438
6.38%, 7/15/2032 (c)	2,291,000	2,329,718
6.60%, 11/15/2028	1,901,000	1,945,331
6.80%, 11/15/2030	1,731,000	1,790,927
6.95%, 11/15/2033	1,976,000	2,050,673
CF Industries, Inc. 5.15%, 3/15/2034	382,000	370,972
Dow Chemical Co.:
5.15%, 2/15/2034 (a)	1,953,000	1,910,112
6.30%, 3/15/2033 (a)	2,567,000	2,720,815
7.38%, 11/1/2029	3,997,000	4,375,556
DuPont de Nemours, Inc. 4.73%, 11/15/2028	4,250,000	4,231,002
Eastman Chemical Co.:
4.50%, 12/1/2028 (a)	1,051,000	1,031,462
5.00%, 8/1/2029	635,000	633,393
5.63%, 2/20/2034 (a)	2,636,000	2,635,763
5.75%, 3/8/2033	1,373,000	1,396,382
Ecolab, Inc.:
1.30%, 1/30/2031 (a)	1,563,000	1,265,686
1.65%, 2/1/2027	1,707,000	1,608,643
2.13%, 2/1/2032 (a)	1,617,000	1,344,438
2.70%, 11/1/2026	1,744,000	1,688,768
4.80%, 3/24/2030 (a)	1,743,000	1,744,482
Security Description	Principal Amount	Value
5.25%, 1/15/2028	$1,476,000	$1,504,354
EIDP, Inc.:
2.30%, 7/15/2030 (a)	56,000	48,929
4.80%, 5/15/2033 (a)	3,126,000	3,035,534
FMC Corp.:
3.20%, 10/1/2026	1,380,000	1,339,994
3.45%, 10/1/2029 (a)	1,461,000	1,338,933
5.65%, 5/18/2033 (a)	1,528,000	1,511,116
Huntsman International LLC:
2.95%, 6/15/2031	1,666,000	1,387,345
4.50%, 5/1/2029	1,720,000	1,640,502
5.70%, 10/15/2034 (a)	1,809,000	1,723,868
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028 (a)	1,113,000	1,089,393
Linde, Inc.:
1.10%, 8/10/2030 (a)	1,683,000	1,390,713
3.20%, 1/30/2026	1,247,000	1,230,215
Lubrizol Corp. 6.50%, 10/1/2034	4,519,000	4,971,894
LYB International Finance II BV 3.50%, 3/2/2027	160,000	155,416
LYB International Finance III LLC:
2.25%, 10/1/2030	1,645,000	1,402,922
5.50%, 3/1/2034 (a)	1,659,000	1,629,022
5.63%, 5/15/2033	1,398,000	1,411,728
Mosaic Co.:
4.05%, 11/15/2027	1,745,000	1,708,913
5.38%, 11/15/2028	770,000	778,809
5.45%, 11/15/2033 (a)	1,825,000	1,805,253
NewMarket Corp. 2.70%, 3/18/2031	1,650,000	1,402,484
Nutrien Ltd.:
4.00%, 12/15/2026	420,000	414,275
4.20%, 4/1/2029 (a)	2,514,000	2,438,756
4.90%, 3/27/2028 (a)	1,760,000	1,759,701
5.20%, 6/21/2027 (a)	1,570,000	1,586,720
5.40%, 6/21/2034 (a)	1,532,000	1,523,084
PPG Industries, Inc.:
1.20%, 3/15/2026	1,910,000	1,829,169
2.55%, 6/15/2030	944,000	834,024
2.80%, 8/15/2029	536,000	487,444
3.75%, 3/15/2028 (a)	611,000	590,684
Rohm & Haas Co. 7.85%, 7/15/2029	1,855,000	2,042,336
RPM International, Inc.:
2.95%, 1/15/2032 (a)	1,614,000	1,388,314
3.75%, 3/15/2027	1,759,000	1,719,739
4.55%, 3/1/2029	1,771,000	1,738,520
Sherwin-Williams Co.:
2.20%, 3/15/2032 (a)	994,000	822,943
2.30%, 5/15/2030 (a)	150,000	130,922
2.95%, 8/15/2029	1,561,000	1,432,655
3.45%, 6/1/2027	2,597,000	2,525,479
3.95%, 1/15/2026	1,683,000	1,671,404

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.55%, 3/1/2028	$2,391,000	$2,373,880
4.80%, 9/1/2031	435,000	429,010
Westlake Corp.:
3.38%, 6/15/2030 (a)	1,622,000	1,485,768
3.60%, 8/15/2026	1,909,000	1,870,896
		120,465,160
COMMERCIAL SERVICES — 0.9%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	5,255,000	4,365,959
1.70%, 5/15/2028 (a)	774,000	706,662
Block Financial LLC:
2.50%, 7/15/2028	902,000	820,405
3.88%, 8/15/2030	1,565,000	1,444,933
Cintas Corp. No. 2:
3.70%, 4/1/2027	1,501,000	1,470,920
4.00%, 5/1/2032 (a)	1,244,000	1,164,160
Cornell University 4.84%, 6/15/2034 (a)	1,981,000	1,944,292
Emory University Series 2020, 2.14%, 9/1/2030	1,067,000	928,247
Equifax, Inc.:
2.35%, 9/15/2031	1,536,000	1,284,557
3.10%, 5/15/2030 (a)	1,520,000	1,378,123
4.80%, 9/15/2029	1,490,000	1,472,284
5.10%, 12/15/2027 (a)	1,541,500	1,550,410
Global Payments, Inc.:
1.20%, 3/1/2026 (a)	3,690,000	3,536,533
2.90%, 5/15/2030	3,316,000	2,953,163
2.90%, 11/15/2031 (a)	1,847,000	1,579,518
3.20%, 8/15/2029	2,397,000	2,197,426
4.45%, 6/1/2028	616,000	602,836
4.80%, 4/1/2026	2,285,000	2,280,818
4.95%, 8/15/2027	1,500,000	1,502,430
5.30%, 8/15/2029	1,588,000	1,590,207
5.40%, 8/15/2032 (a)	1,580,000	1,578,594
GXO Logistics, Inc.:
2.65%, 7/15/2031 (a)	1,351,000	1,134,219
6.25%, 5/6/2029	1,524,000	1,561,216
6.50%, 5/6/2034	1,904,000	1,952,133
Johns Hopkins University Series A, 4.71%, 7/1/2032	876,000	860,495
Leland Stanford Junior University 1.29%, 6/1/2027	608,000	560,521
Moody's Corp.:
2.00%, 8/19/2031 (a)	1,825,000	1,516,356
3.25%, 1/15/2028	1,366,000	1,309,256
4.25%, 8/8/2032 (a)	1,609,000	1,528,051
PayPal Holdings, Inc.:
2.30%, 6/1/2030 (a)	1,794,000	1,572,405
2.65%, 10/1/2026	2,399,000	2,322,976
2.85%, 10/1/2029	2,843,000	2,597,905
3.90%, 6/1/2027 (a)	1,664,000	1,639,656
Security Description	Principal Amount	Value
4.40%, 6/1/2032 (a)	$1,797,000	$1,724,581
5.15%, 6/1/2034	1,370,000	1,361,890
Quanta Services, Inc.:
2.35%, 1/15/2032	1,889,000	1,563,601
2.90%, 10/1/2030	1,213,000	1,082,930
4.75%, 8/9/2027	1,581,000	1,578,344
5.25%, 8/9/2034	1,741,000	1,703,133
RELX Capital, Inc.:
3.00%, 5/22/2030	1,525,000	1,384,441
4.00%, 3/18/2029	1,702,000	1,644,404
4.75%, 5/20/2032	1,327,000	1,291,317
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	1,433,000	1,184,532
2.45%, 3/1/2027	1,835,000	1,754,242
2.50%, 12/1/2029 (a)	3,202,000	2,877,285
2.70%, 3/1/2029	2,075,000	1,910,307
2.90%, 3/1/2032	2,627,000	2,290,586
2.95%, 1/22/2027	1,875,000	1,814,194
4.25%, 5/1/2029 (a)	1,197,000	1,170,762
4.75%, 8/1/2028	1,832,000	1,830,699
5.25%, 9/15/2033	1,855,000	1,874,107
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	1,651,000	1,401,171
UL Solutions, Inc. 6.50%, 10/20/2028 (e)	1,419,000	1,473,405
Verisk Analytics, Inc.:
4.13%, 3/15/2029 (a)	1,472,000	1,426,869
5.25%, 6/5/2034	1,345,000	1,330,218
5.75%, 4/1/2033	1,649,000	1,693,836
Yale University Series 2020, 1.48%, 4/15/2030	1,321,000	1,123,814
		93,398,334
COMPUTERS — 1.5%
Amdocs Ltd. 2.54%, 6/15/2030	1,457,000	1,266,730
Apple, Inc.:
0.70%, 2/8/2026	3,161,000	3,037,310
1.20%, 2/8/2028 (a)	2,313,000	2,090,027
1.25%, 8/20/2030 (a)	3,061,000	2,556,547
1.40%, 8/5/2028	2,839,000	2,548,258
1.65%, 5/11/2030	4,314,000	3,707,020
1.65%, 2/8/2031 (a)	6,020,000	5,063,543
1.70%, 8/5/2031 (a)	1,781,000	1,483,484
2.05%, 9/11/2026	3,038,000	2,923,680
2.20%, 9/11/2029	2,883,000	2,594,498
2.45%, 8/4/2026 (a)	4,521,000	4,387,179
2.90%, 9/12/2027	3,826,000	3,679,350
3.00%, 6/20/2027 (a)	1,808,000	1,753,290
3.00%, 11/13/2027	2,147,000	2,073,014
3.20%, 5/11/2027	8,052,000	7,827,993
3.25%, 2/23/2026	3,718,000	3,671,376
3.25%, 8/8/2029	1,663,000	1,570,571

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.35%, 2/9/2027	$3,715,000	$3,639,214
3.35%, 8/8/2032 (a)	3,437,000	3,149,529
CGI, Inc.:
1.45%, 9/14/2026	1,582,000	1,496,873
2.30%, 9/14/2031	1,696,000	1,407,375
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	3,058,000	3,065,645
5.25%, 2/1/2028	2,283,000	2,309,437
5.30%, 10/1/2029	2,944,000	2,974,147
5.75%, 2/1/2033 (a)	1,440,000	1,479,413
6.02%, 6/15/2026	3,869,000	3,925,487
6.10%, 7/15/2027	2,268,000	2,334,112
6.20%, 7/15/2030	1,743,000	1,827,414
Dell, Inc. 7.10%, 4/15/2028	486,000	517,600
DXC Technology Co.:
1.80%, 9/15/2026 (a)	1,456,000	1,377,594
2.38%, 9/15/2028 (a)	1,646,000	1,482,717
Fortinet, Inc.:
1.00%, 3/15/2026	1,548,000	1,480,414
2.20%, 3/15/2031	1,942,000	1,650,875
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	1,554,000	1,488,297
HP, Inc.:
1.45%, 6/17/2026	1,930,000	1,840,988
2.65%, 6/17/2031 (a)	3,350,000	2,867,399
3.00%, 6/17/2027	1,355,000	1,298,388
4.20%, 4/15/2032 (a)	1,437,000	1,345,348
4.75%, 1/15/2028	2,912,000	2,907,545
5.50%, 1/15/2033 (a)	2,178,000	2,195,598
International Business Machines Corp.:
1.70%, 5/15/2027	2,411,000	2,251,223
1.95%, 5/15/2030 (a)	2,302,000	1,976,221
2.20%, 2/9/2027 (a)	1,186,000	1,127,388
2.72%, 2/9/2032 (a)	215,000	184,664
3.30%, 5/15/2026	5,730,000	5,628,636
3.30%, 1/27/2027	1,395,000	1,358,409
3.45%, 2/19/2026 (a)	2,370,300	2,338,917
3.50%, 5/15/2029	6,251,000	5,925,010
4.15%, 7/27/2027	1,182,000	1,167,840
4.40%, 7/27/2032	3,604,000	3,444,595
4.50%, 2/6/2028	1,589,000	1,578,989
4.75%, 2/6/2033 (a)	1,655,000	1,621,950
5.88%, 11/29/2032 (a)	1,987,000	2,091,059
6.22%, 8/1/2027	1,726,000	1,790,811
6.50%, 1/15/2028	1,565,000	1,642,561
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026	2,102,000	1,998,855
2.70%, 10/15/2028	1,610,000	1,473,617
3.15%, 10/15/2031 (a)	1,891,000	1,640,140
Leidos, Inc.:
2.30%, 2/15/2031	1,653,000	1,387,561
4.38%, 5/15/2030	1,853,000	1,772,024
Security Description	Principal Amount	Value
5.75%, 3/15/2033	$1,761,000	$1,787,010
NetApp, Inc.:
2.38%, 6/22/2027 (a)	163,000	153,924
2.70%, 6/22/2030	2,239,000	1,975,044
Teledyne FLIR LLC 2.50%, 8/1/2030	1,865,000	1,630,215
Western Digital Corp.:
2.85%, 2/1/2029	1,873,000	1,666,708
3.10%, 2/1/2032	1,849,000	1,540,273
		151,448,923
CONSTRUCTION MATERIALS — 0.6%
Carrier Global Corp.:
2.49%, 2/15/2027	1,806,000	1,727,042
2.70%, 2/15/2031	2,246,000	1,951,145
2.72%, 2/15/2030	3,456,000	3,091,703
5.90%, 3/15/2034	1,608,000	1,664,184
CRH America Finance, Inc. 5.40%, 5/21/2034	1,476,000	1,479,277
CRH SMW Finance DAC 5.20%, 5/21/2029	3,337,000	3,360,459
Eagle Materials, Inc. 2.50%, 7/1/2031 (a)	1,252,000	1,065,502
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029	1,967,000	1,818,354
4.00%, 3/25/2032	1,026,000	945,900
5.88%, 6/1/2033	1,489,000	1,525,778
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030	1,904,000	1,594,714
2.00%, 9/16/2031	989,000	816,400
4.90%, 12/1/2032	2,333,000	2,274,348
5.50%, 4/19/2029	1,369,000	1,393,779
Martin Marietta Materials, Inc.:
Series CB, 2.50%, 3/15/2030 (a)	3,815,000	3,377,534
3.45%, 6/1/2027	1,690,000	1,636,207
3.50%, 12/15/2027	1,506,000	1,454,495
5.15%, 12/1/2034 (a)	1,625,000	1,597,570
Masco Corp.:
2.00%, 10/1/2030	1,637,000	1,376,766
2.00%, 2/15/2031	1,614,000	1,350,482
3.50%, 11/15/2027 (a)	1,388,000	1,337,949
Mohawk Industries, Inc.:
3.63%, 5/15/2030	2,119,000	1,957,003
5.85%, 9/18/2028	1,634,000	1,680,046
Owens Corning:
3.50%, 2/15/2030	950,000	881,971
3.88%, 6/1/2030	1,840,000	1,732,470
3.95%, 8/15/2029	1,980,000	1,888,346
5.50%, 6/15/2027	792,000	805,828
5.70%, 6/15/2034	1,944,000	1,975,279

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Trane Technologies Financing Ltd.:
3.50%, 3/21/2026	$1,875,000	$1,848,356
5.10%, 6/13/2034	1,853,000	1,831,820
5.25%, 3/3/2033	1,619,000	1,623,776
Trane Technologies Global Holding Co. Ltd. 3.75%, 8/21/2028 (a)	1,689,000	1,629,632
Vulcan Materials Co.:
3.50%, 6/1/2030 (a)	1,677,000	1,555,149
4.95%, 12/1/2029	1,695,000	1,689,457
5.35%, 12/1/2034 (a)	1,500,000	1,496,940
		59,435,661
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
4.90%, 3/22/2033	2,166,000	2,129,351
5.00%, 3/22/2030	1,888,000	1,900,668
5.05%, 3/22/2028 (a)	1,896,000	1,918,487
5.35%, 3/22/2026	1,731,000	1,747,496
Unilever Capital Corp.:
4.88%, 9/8/2028 (a)	1,733,000	1,746,639
5.00%, 12/8/2033 (a)	1,774,000	1,771,712
		11,214,353
DISTRIBUTION & WHOLESALE — 0.0% (d)
LKQ Corp.:
5.75%, 6/15/2028	1,494,000	1,519,159
6.25%, 6/15/2033 (a)	1,326,000	1,367,557
WW Grainger, Inc. 4.45%, 9/15/2034	1,845,000	1,756,901
		4,643,617
DIVERSIFIED FINANCIAL SERVICES — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	6,099,000	5,900,782
2.45%, 10/29/2026	580,000	555,402
3.00%, 10/29/2028	6,229,000	5,766,621
3.30%, 1/30/2032	12,766,000	11,130,292
3.40%, 10/29/2033	2,914,000	2,482,233
3.65%, 7/21/2027	1,207,000	1,171,599
3.88%, 1/23/2028	1,937,000	1,875,055
4.45%, 4/3/2026	1,924,000	1,913,514
4.63%, 10/15/2027	297,000	295,055
4.63%, 9/10/2029 (a)	2,242,000	2,191,869
4.95%, 9/10/2034 (a)	1,930,000	1,839,657
5.10%, 1/19/2029	1,704,000	1,702,006
5.30%, 1/19/2034 (a)	1,717,000	1,689,597
5.75%, 6/6/2028 (a)	1,286,000	1,310,884
6.10%, 1/15/2027	1,773,000	1,812,697
6.15%, 9/30/2030 (a)	1,784,000	1,861,800
6.45%, 4/15/2027	2,906,000	2,996,783
5 yr. CMT + 2.72%, 6.95%, 3/10/2055 (b)	1,049,000	1,079,211
Security Description	Principal Amount	Value
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	$1,729,000	$1,580,081
5.50%, 8/20/2034 (a)	1,465,000	1,451,859
Air Lease Corp.:
1.88%, 8/15/2026	1,716,000	1,636,223
2.10%, 9/1/2028	1,614,000	1,455,602
2.20%, 1/15/2027	1,567,000	1,487,334
Series MTN, 2.88%, 1/15/2026	1,000,000	978,260
Series MTN, 2.88%, 1/15/2032 (a)	4,777,000	4,070,673
Series MTN, 3.00%, 2/1/2030 (a)	455,000	410,137
3.13%, 12/1/2030	1,542,000	1,367,261
3.25%, 10/1/2029 (a)	1,295,000	1,194,249
3.63%, 4/1/2027 (a)	1,493,000	1,455,959
3.63%, 12/1/2027	1,057,000	1,021,612
Series GMTN, 3.75%, 6/1/2026	1,583,000	1,558,448
4.63%, 10/1/2028 (a)	1,540,000	1,515,514
5.10%, 3/1/2029 (a)	1,666,000	1,668,766
Series MTN, 5.20%, 7/15/2031	1,765,000	1,744,561
Series MTN, 5.30%, 6/25/2026	630,000	634,171
Aircastle Ltd. 4.25%, 6/15/2026	1,340,000	1,326,613
Ally Financial, Inc.:
2.20%, 11/2/2028 (a)	1,821,000	1,621,437
4.75%, 6/9/2027 (a)	1,194,000	1,185,344
SOFR + 1.73%, 5.54%, 1/17/2031 (b)	1,450,000	1,428,990
SOFR + 2.29%, 6.18%, 7/26/2035 (a) (b)	612,000	604,986
6.70%, 2/14/2033 (a)	469,000	473,169
SOFR + 2.82%, 6.85%, 1/3/2030 (b)	1,352,000	1,402,308
SOFR + 3.26%, 6.99%, 6/13/2029 (a) (b)	1,616,000	1,683,597
7.10%, 11/15/2027	1,684,000	1,777,092
8.00%, 11/1/2031 (a)	5,369,000	5,937,671
American Express Co.:
1.65%, 11/4/2026	2,683,000	2,543,430
2.55%, 3/4/2027 (a)	4,085,000	3,910,039
3.13%, 5/20/2026	1,931,000	1,892,283
3.30%, 5/3/2027	2,708,000	2,627,599
4.05%, 5/3/2029 (a)	1,811,000	1,766,377
SOFR + 1.76%, 4.42%, 8/3/2033 (b)	2,743,000	2,606,673
4.90%, 2/13/2026 (a)	2,275,000	2,282,553
SOFR + 2.26%, 4.99%, 5/26/2033 (b)	1,983,000	1,937,609
SOFR + 0.93%, 5.04%, 7/26/2028 (b)	2,555,000	2,564,300

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.84%, 5.04%, 5/1/2034 (a) (b)	$1,872,000	$1,838,154
SOFR + 1.00%, 5.10%, 2/16/2028 (a) (b)	3,359,000	3,377,374
SOFR + 1.28%, 5.28%, 7/27/2029 (b)	2,293,000	2,314,623
SOFR + 1.42%, 5.28%, 7/26/2035 (b)	3,190,000	3,154,049
SOFR + 1.09%, 5.53%, 4/25/2030 (b)	2,533,000	2,578,695
SOFR + 1.93%, 5.63%, 7/28/2034 (a) (b)	1,998,000	2,020,517
SOFR + 0.75%, 5.65%, 4/23/2027 (b)	2,121,000	2,143,483
5.85%, 11/5/2027	2,827,000	2,913,619
SOFR + 1.63%, 5.92%, 4/25/2035 (b)	2,937,000	2,999,969
SOFR + 1.94%, 6.49%, 10/30/2031 (b)	1,920,000	2,050,426
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	795,000	770,816
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	124,000	120,703
4.50%, 5/13/2032	1,230,000	1,182,313
5.15%, 5/15/2033 (a)	1,041,000	1,038,533
5.70%, 12/15/2028 (a)	1,813,000	1,866,755
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	695,000	634,278
Apollo Global Management, Inc.:
5 yr. CMT + 2.17%, 6.00%, 12/15/2054 (a) (b)	830,000	819,799
6.38%, 11/15/2033 (a)	1,068,000	1,153,365
BGC Group, Inc.:
6.60%, 6/10/2029	1,928,000	1,975,834
8.00%, 5/25/2028	1,755,000	1,866,390
BlackRock Funding, Inc.:
4.60%, 7/26/2027	1,671,000	1,674,442
4.70%, 3/14/2029 (a)	1,488,000	1,489,577
5.00%, 3/14/2034	2,942,000	2,907,167
Blackrock, Inc.:
1.90%, 1/28/2031 (a)	2,309,000	1,945,448
2.10%, 2/25/2032	1,985,000	1,634,012
2.40%, 4/30/2030	1,966,000	1,744,786
3.25%, 4/30/2029 (a)	1,838,000	1,736,451
4.75%, 5/25/2033	2,325,000	2,273,385
Blue Owl Finance LLC 6.25%, 4/18/2034	3,231,000	3,319,142
Brookfield Capital Finance LLC 6.09%, 6/14/2033	1,575,000	1,630,188
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032	1,438,000	1,187,846
Brookfield Finance, Inc.:
2.72%, 4/15/2031 (a)	1,304,000	1,133,854
Security Description	Principal Amount	Value
3.90%, 1/25/2028	$1,887,000	$1,835,768
4.25%, 6/2/2026	1,398,000	1,388,144
4.35%, 4/15/2030	1,504,000	1,448,954
4.85%, 3/29/2029	1,713,000	1,700,529
6.35%, 1/5/2034 (a)	1,934,000	2,035,999
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (a) (b)	2,949,000	2,787,070
SOFR + 1.34%, 2.36%, 7/29/2032 (a) (b)	1,859,000	1,496,514
SOFR + 1.27%, 2.62%, 11/2/2032 (b)	2,129,000	1,766,665
SOFR + 1.79%, 3.27%, 3/1/2030 (b)	2,056,000	1,898,737
3.65%, 5/11/2027	1,167,000	1,136,296
3.75%, 7/28/2026	1,901,000	1,866,668
3.75%, 3/9/2027	1,937,000	1,892,120
3.80%, 1/31/2028 (a)	2,406,000	2,322,199
SOFR + 2.06%, 4.93%, 5/10/2028 (b)	4,869,000	4,851,958
SOFR + 2.60%, 5.25%, 7/26/2030 (a) (b)	1,582,000	1,576,384
SOFR + 2.37%, 5.27%, 5/10/2033 (b)	4,515,000	4,401,899
SOFR + 1.56%, 5.46%, 7/26/2030 (b)	1,641,000	1,646,448
SOFR + 2.08%, 5.47%, 2/1/2029 (b)	1,887,000	1,900,568
SOFR + 1.91%, 5.70%, 2/1/2030 (a) (b)	1,595,000	1,617,123
SOFR + 2.60%, 5.82%, 2/1/2034 (a) (b)	1,859,000	1,863,313
SOFR + 1.99%, 5.88%, 7/26/2035 (a) (b)	1,970,000	1,978,175
SOFR + 2.26%, 6.05%, 2/1/2035 (a) (b)	1,734,000	1,762,195
SOFR + 2.64%, 6.31%, 6/8/2029 (b)	3,351,000	3,461,315
SOFR + 2.86%, 6.38%, 6/8/2034 (b)	3,239,000	3,362,406
SOFR + 2.44%, 7.15%, 10/29/2027 (b)	2,062,000	2,139,840
SOFR + 3.07%, 7.62%, 10/30/2031 (b)	3,131,000	3,454,307
Cboe Global Markets, Inc.:
1.63%, 12/15/2030 (a)	1,535,000	1,273,989
3.00%, 3/16/2032	1,485,000	1,290,198
Charles Schwab Corp.:
0.90%, 3/11/2026	1,700,000	1,626,917
1.15%, 5/13/2026	2,255,000	2,153,660
1.65%, 3/11/2031 (a)	1,058,000	866,819
1.95%, 12/1/2031 (a)	3,306,000	2,697,960
2.00%, 3/20/2028 (a)	1,717,000	1,573,442
2.30%, 5/13/2031 (a)	1,623,000	1,379,225
2.45%, 3/3/2027	2,225,000	2,123,963
2.75%, 10/1/2029	953,000	866,372
2.90%, 3/3/2032 (a)	1,856,000	1,600,188

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 3/2/2027 (a)	$1,946,000	$1,885,363
3.20%, 1/25/2028	1,599,000	1,530,387
3.25%, 5/22/2029 (a)	1,512,000	1,416,502
3.30%, 4/1/2027	1,108,000	1,075,946
3.45%, 2/13/2026	1,789,000	1,763,185
4.00%, 2/1/2029 (a)	1,425,000	1,381,623
4.63%, 3/22/2030 (a)	1,671,000	1,667,825
SOFR + 2.21%, 5.64%, 5/19/2029 (b)	1,742,000	1,777,188
SOFR + 2.50%, 5.85%, 5/19/2034 (b)	2,674,000	2,751,599
SOFR + 2.01%, 6.14%, 8/24/2034 (a) (b)	2,357,000	2,470,961
SOFR + 1.88%, 6.20%, 11/17/2029 (a) (b)	3,095,000	3,223,938
CI Financial Corp. 3.20%, 12/17/2030	1,769,000	1,502,801
CME Group, Inc.:
2.65%, 3/15/2032	1,357,000	1,168,947
3.75%, 6/15/2028 (a)	1,659,000	1,614,307
Credit Suisse USA LLC 7.13%, 7/15/2032	1,874,000	2,073,843
Discover Financial Services:
4.10%, 2/9/2027	12,000	11,783
4.50%, 1/30/2026	1,645,000	1,637,976
6.70%, 11/29/2032	1,589,000	1,695,193
SOFR + 3.37%, 7.96%, 11/2/2034 (b)	1,817,000	2,075,668
Eaton Vance Corp. 3.50%, 4/6/2027	1,992,000	1,940,646
Enact Holdings, Inc. 6.25%, 5/28/2029	1,296,000	1,318,913
Franklin Resources, Inc. 1.60%, 10/30/2030 (a)	1,658,000	1,379,141
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032 (a)	1,877,000	1,488,499
2.10%, 6/15/2030	2,185,000	1,888,255
3.10%, 9/15/2027	1,015,000	975,222
3.63%, 9/1/2028	360,000	345,330
3.75%, 9/21/2028 (a)	3,905,000	3,759,695
4.00%, 9/15/2027	2,796,000	2,754,759
4.35%, 6/15/2029	2,381,000	2,330,737
4.60%, 3/15/2033	2,588,000	2,483,471
5.25%, 6/15/2031	715,000	722,021
Invesco Finance PLC 3.75%, 1/15/2026	1,594,000	1,577,008
Janus Henderson U.S. Holdings, Inc. 5.45%, 9/10/2034 (e)	1,259,000	1,203,881
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031 (a)	1,456,000	1,227,466
2.75%, 10/15/2032	1,486,000	1,218,401
4.15%, 1/23/2030	1,451,000	1,384,486
4.85%, 1/15/2027	1,731,000	1,733,510
5.88%, 7/21/2028	1,885,000	1,927,130
Security Description	Principal Amount	Value
6.20%, 4/14/2034	$2,917,000	$3,005,327
6.45%, 6/8/2027	1,485,000	1,535,609
Lazard Group LLC:
3.63%, 3/1/2027	1,038,000	1,010,202
4.38%, 3/11/2029 (a)	919,000	894,619
4.50%, 9/19/2028	1,066,000	1,043,401
6.00%, 3/15/2031	1,435,000	1,473,501
Legg Mason, Inc. 4.75%, 3/15/2026 (a)	1,661,000	1,661,448
LPL Holdings, Inc.:
5.70%, 5/20/2027	145,000	146,768
6.00%, 5/20/2034 (a)	1,989,000	2,025,856
6.75%, 11/17/2028	1,499,000	1,575,014
Marex Group PLC 6.40%, 11/4/2029	1,335,000	1,347,963
Mastercard, Inc.:
1.90%, 3/15/2031 (a)	1,334,000	1,128,164
2.00%, 11/18/2031 (a)	1,762,000	1,463,323
2.95%, 11/21/2026	1,372,000	1,335,272
2.95%, 6/1/2029	1,884,000	1,757,075
3.30%, 3/26/2027	1,652,000	1,610,997
3.35%, 3/26/2030	2,962,000	2,767,722
3.50%, 2/26/2028	1,338,000	1,296,576
4.10%, 1/15/2028	1,400,000	1,385,048
4.35%, 1/15/2032	2,305,000	2,228,197
4.85%, 3/9/2033	1,798,000	1,784,371
4.88%, 3/9/2028 (a)	1,637,000	1,656,300
4.88%, 5/9/2034	1,147,000	1,129,554
Nasdaq, Inc.:
1.65%, 1/15/2031 (a)	1,924,000	1,581,432
3.85%, 6/30/2026 (a)	2,520,000	2,489,936
5.35%, 6/28/2028	1,944,000	1,971,255
5.55%, 2/15/2034	459,000	463,461
Nomura Holdings, Inc.:
1.65%, 7/14/2026	2,227,000	2,118,300
2.17%, 7/14/2028	1,877,000	1,693,336
2.33%, 1/22/2027	1,970,000	1,866,536
2.61%, 7/14/2031	1,747,000	1,471,638
2.68%, 7/16/2030 (a)	1,967,000	1,713,336
2.71%, 1/22/2029 (a)	1,670,000	1,517,162
3.00%, 1/22/2032	1,459,000	1,242,455
3.10%, 1/16/2030	2,569,000	2,315,671
5.39%, 7/6/2027	1,573,000	1,583,807
5.59%, 7/2/2027	1,608,000	1,627,392
5.61%, 7/6/2029 (a)	926,000	939,362
5.71%, 1/9/2026	1,903,000	1,915,864
5.78%, 7/3/2034 (a)	1,565,000	1,580,556
5.84%, 1/18/2028	539,000	548,842
6.07%, 7/12/2028	1,718,000	1,765,760
6.09%, 7/12/2033 (a)	1,810,000	1,872,608
6.18%, 1/18/2033 (a)	1,030,000	1,070,222
ORIX Corp.:
2.25%, 3/9/2031	1,019,000	855,206
3.70%, 7/18/2027 (a)	752,000	730,621
4.00%, 4/13/2032 (a)	1,001,000	920,009

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.65%, 9/10/2029 (a)	$1,550,000	$1,524,751
5.00%, 9/13/2027 (a)	1,289,000	1,296,979
5.20%, 9/13/2032 (a)	1,708,000	1,692,355
Radian Group, Inc.:
4.88%, 3/15/2027 (a)	1,774,000	1,760,340
6.20%, 5/15/2029	1,007,000	1,033,837
Raymond James Financial, Inc. 4.65%, 4/1/2030	1,280,000	1,265,165
Stifel Financial Corp. 4.00%, 5/15/2030	1,712,000	1,615,683
Synchrony Financial:
2.88%, 10/28/2031 (a)	1,660,000	1,376,671
3.70%, 8/4/2026	1,953,000	1,910,737
3.95%, 12/1/2027	1,332,000	1,288,563
5.15%, 3/19/2029 (a)	1,566,000	1,543,653
SOFR + 2.13%, 5.94%, 8/2/2030 (a) (b)	1,145,000	1,155,213
TPG Operating Group II LP 5.88%, 3/5/2034	1,553,000	1,588,175
Visa, Inc.:
0.75%, 8/15/2027	808,000	736,791
1.10%, 2/15/2031 (a)	1,917,000	1,551,486
1.90%, 4/15/2027	2,033,000	1,922,100
2.05%, 4/15/2030 (a)	2,947,000	2,576,857
2.75%, 9/15/2027	1,745,000	1,669,948
Voya Financial, Inc.:
3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (b)	1,723,000	1,618,724
5.00%, 9/20/2034	1,085,000	1,027,614
Western Union Co.:
1.35%, 3/15/2026	1,709,000	1,634,693
2.75%, 3/15/2031 (a)	1,919,000	1,625,220
		415,834,392
ELECTRIC — 6.9%
AEP Texas, Inc.:
Series I, 2.10%, 7/1/2030	1,444,000	1,235,920
3.95%, 6/1/2028	105,000	101,451
4.70%, 5/15/2032	1,668,000	1,596,026
5.40%, 6/1/2033	1,559,000	1,544,049
5.45%, 5/15/2029	1,708,000	1,731,195
5.70%, 5/15/2034	1,735,000	1,746,225
AEP Transmission Co. LLC:
3.10%, 12/1/2026	1,047,000	1,017,705
5.15%, 4/1/2034	1,426,000	1,404,040
AES Corp.:
1.38%, 1/15/2026	549,000	528,495
2.45%, 1/15/2031 (a)	2,096,000	1,747,519
5.45%, 6/1/2028 (a)	1,926,000	1,936,246
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030 (a)	1,638,000	1,356,084
3.05%, 3/15/2032 (a)	1,361,000	1,193,692
3.75%, 9/1/2027	1,752,000	1,713,649
3.94%, 9/1/2032 (a)	692,000	642,716
Security Description	Principal Amount	Value
5.85%, 11/15/2033	$1,618,000	$1,677,526
Algonquin Power & Utilities Corp. 5.37%, 6/15/2026 (c)	1,907,000	1,917,107
Ameren Corp.:
1.75%, 3/15/2028	420,000	380,008
1.95%, 3/15/2027	6,000	5,641
3.50%, 1/15/2031	989,000	902,245
3.65%, 2/15/2026	1,058,000	1,044,542
5.00%, 1/15/2029	1,593,000	1,593,430
5.70%, 12/1/2026	1,393,000	1,415,734
Ameren Illinois Co.:
1.55%, 11/15/2030 (a)	1,738,000	1,437,969
3.85%, 9/1/2032	921,000	845,202
4.95%, 6/1/2033 (a)	1,674,000	1,644,102
American Electric Power Co., Inc.:
2.30%, 3/1/2030	1,229,000	1,068,702
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (b)	3,877,000	3,652,832
Series J, 4.30%, 12/1/2028	4,000	3,908
5.20%, 1/15/2029	1,394,000	1,404,427
5.63%, 3/1/2033 (a)	385,000	388,815
5.75%, 11/1/2027	1,434,000	1,468,287
5.95%, 11/1/2032	1,496,000	1,543,438
5 yr. CMT + 2.75%, 7.05%, 12/15/2054 (a) (b)	2,235,000	2,314,857
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	1,492,000	1,290,386
Series X, 3.30%, 6/1/2027	1,605,000	1,549,611
5.65%, 4/1/2034	1,359,000	1,363,349
Arizona Public Service Co.:
2.20%, 12/15/2031	301,000	246,778
2.60%, 8/15/2029	1,044,000	943,484
2.95%, 9/15/2027 (a)	204,000	194,198
5.55%, 8/1/2033	750,000	750,690
6.35%, 12/15/2032	1,604,000	1,695,091
Atlantic City Electric Co.:
2.30%, 3/15/2031	1,964,000	1,669,754
4.00%, 10/15/2028	829,000	804,031
Avangrid, Inc. 3.80%, 6/1/2029	1,566,000	1,483,472
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031 (a)	75,000	63,514
5.30%, 6/1/2034	1,585,000	1,583,399
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031 (a)	1,541,000	1,252,170
3.25%, 4/15/2028	1,409,000	1,341,636
3.70%, 7/15/2030	1,731,000	1,629,113
Black Hills Corp.:
2.50%, 6/15/2030	1,325,000	1,155,718
3.05%, 10/15/2029	1,586,000	1,449,477
3.15%, 1/15/2027	1,000	965
3.95%, 1/15/2026	913,000	903,532
4.35%, 5/1/2033	297,000	273,593

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 3/15/2028	$1,570,000	$1,616,927
6.15%, 5/15/2034	233,000	242,434
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	1,741,000	1,483,506
Series Z, 2.40%, 9/1/2026	1,721,000	1,659,543
Series AG, 3.00%, 3/1/2032 (a)	1,743,000	1,516,497
Series AI, 4.45%, 10/1/2032	1,662,000	1,580,628
4.95%, 4/1/2033	1,920,001	1,875,361
5.15%, 3/1/2034 (a)	1,373,000	1,356,785
Series K2, 6.95%, 3/15/2033	1,270,000	1,400,861
CenterPoint Energy, Inc.:
1.45%, 6/1/2026	1,686,000	1,610,214
5.25%, 8/10/2026 (a)	1,611,000	1,623,211
5.40%, 6/1/2029 (a)	1,663,000	1,681,809
Series A, 5 yr. CMT + 3.25%, 7.00%, 2/15/2055 (b)	5,550,000	5,706,787
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	369,000	361,458
CMS Energy Corp.:
3.00%, 5/15/2026 (a)	1,333,000	1,300,755
3.45%, 8/15/2027	415,000	401,591
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (b)	714,000	620,852
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (a) (b)	4,904,000	4,625,453
Commonwealth Edison Co.:
2.20%, 3/1/2030 (a)	1,687,000	1,479,280
2.55%, 6/15/2026	1,680,000	1,631,431
Series 122, 2.95%, 8/15/2027	1,744,000	1,673,821
3.70%, 8/15/2028	319,000	307,717
4.90%, 2/1/2033 (a)	1,816,000	1,778,354
5.30%, 6/1/2034	965,000	967,432
Connecticut Light & Power Co.:
Series A, 2.05%, 7/1/2031	1,508,000	1,261,035
Series A, 3.20%, 3/15/2027	433,000	419,941
4.65%, 1/1/2029	150,000	149,271
4.90%, 7/1/2033	21,000	20,518
4.95%, 8/15/2034 (a)	1,955,000	1,907,826
Consolidated Edison Co. of New York, Inc.:
Series B, 3.13%, 11/15/2027	1,515,000	1,450,794
Series 20A, 3.35%, 4/1/2030 (a)	1,491,000	1,386,391
3.80%, 5/15/2028 (a)	1,314,000	1,272,070
Series D, 4.00%, 12/1/2028 (a)	1,860,000	1,811,733
5.20%, 3/1/2033	1,300,000	1,302,886
5.38%, 5/15/2034	1,290,000	1,304,693
5.50%, 3/15/2034 (a)	1,630,000	1,659,389
Security Description	Principal Amount	Value
Constellation Energy Generation LLC:
5.60%, 3/1/2028	$1,525,000	$1,555,134
5.80%, 3/1/2033	1,475,000	1,508,232
6.13%, 1/15/2034	1,806,000	1,889,889
Consumers Energy Co.:
3.60%, 8/15/2032	1,498,000	1,356,184
3.80%, 11/15/2028	504,000	485,675
4.60%, 5/30/2029	1,427,000	1,414,071
4.63%, 5/15/2033	1,987,000	1,916,203
4.65%, 3/1/2028	505,000	503,318
4.70%, 1/15/2030	4,217,000	4,185,162
4.90%, 2/15/2029	1,996,000	2,001,788
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031	1,575,000	1,317,771
5.30%, 5/15/2033	1,675,000	1,673,677
6.63%, 2/1/2032	1,722,000	1,866,837
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	1,741,000	1,669,811
Series C, 2.25%, 8/15/2031	1,959,000	1,631,534
Series D, 2.85%, 8/15/2026	1,634,000	1,586,255
Series C, 3.38%, 4/1/2030	200,000	183,992
Series B, 3.60%, 3/15/2027	565,000	551,372
4.25%, 6/1/2028 (a)	1,500,000	1,471,335
Series A, 4.35%, 8/15/2032	1,084,000	1,015,892
Series F, 5.25%, 8/1/2033	300,000	295,971
5.38%, 11/15/2032 (a)	966,000	967,594
Series E, 6.30%, 3/15/2033	631,000	663,900
Series B, 5 yr. CMT + 2.51%, 7.00%, 6/1/2054 (a) (b)	1,396,000	1,472,864
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	1,915,000	1,752,378
2.25%, 3/1/2030 (a)	1,816,000	1,600,168
Series C, 2.63%, 3/1/2031	1,461,000	1,279,339
Series A, 3.00%, 3/1/2032 (a)	1,635,000	1,435,890
5.20%, 4/1/2033 (a)	1,576,000	1,576,410
5.20%, 3/1/2034	904,000	901,107
DTE Energy Co.:
2.85%, 10/1/2026 (a)	300,000	290,667
2.95%, 3/1/2030	2,733,000	2,452,977
Series C, 3.40%, 6/15/2029	1,628,000	1,522,913
4.88%, 6/1/2028	1,491,000	1,486,318
4.95%, 7/1/2027	2,105,000	2,113,167
5.10%, 3/1/2029	2,091,000	2,095,663
5.85%, 6/1/2034	1,605,000	1,648,174
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	1,146,000	1,030,644
2.45%, 2/1/2030	1,051,000	935,222
2.55%, 4/15/2031	1,634,000	1,415,158
2.85%, 3/15/2032	966,000	835,696
2.95%, 12/1/2026 (a)	1,541,000	1,496,311
4.85%, 1/15/2034	1,647,000	1,598,002
4.95%, 1/15/2033	2,140,000	2,105,653

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 6.00%, 12/1/2028	$1,000	$1,039
6.45%, 10/15/2032	1,702,000	1,830,075
Duke Energy Corp.:
2.45%, 6/1/2030	1,149,000	1,006,317
2.55%, 6/15/2031 (a)	2,191,000	1,872,954
2.65%, 9/1/2026	2,714,000	2,627,261
3.15%, 8/15/2027	1,671,000	1,604,210
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (a) (b)	3,337,000	3,111,252
3.40%, 6/15/2029	868,000	813,264
4.30%, 3/15/2028	1,927,000	1,897,228
4.50%, 8/15/2032 (a)	1,499,000	1,427,977
4.85%, 1/5/2027	1,117,000	1,119,960
4.85%, 1/5/2029 (a)	1,919,000	1,910,691
5.00%, 12/8/2027	716,000	721,442
5.45%, 6/15/2034 (a)	1,685,000	1,682,422
5.75%, 9/15/2033 (a)	1,526,000	1,564,470
Duke Energy Florida LLC:
1.75%, 6/15/2030	1,595,000	1,351,810
2.40%, 12/15/2031	1,628,000	1,372,404
2.50%, 12/1/2029 (a)	1,246,000	1,119,531
3.80%, 7/15/2028	470,000	455,392
5.88%, 11/15/2033	1,831,000	1,906,034
Duke Energy Indiana LLC 5.25%, 3/1/2034	1,640,000	1,639,377
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	1,649,000	1,426,303
3.65%, 2/1/2029	1,687,000	1,611,473
5.25%, 4/1/2033	1,724,000	1,723,638
Duke Energy Progress LLC:
2.00%, 8/15/2031	1,562,000	1,292,711
3.40%, 4/1/2032	1,747,000	1,564,561
3.45%, 3/15/2029	1,741,000	1,650,520
3.70%, 9/1/2028	564,000	543,076
5.10%, 3/15/2034	1,777,000	1,757,879
Edison International:
4.13%, 3/15/2028	1,671,000	1,620,252
5.25%, 11/15/2028	1,441,000	1,443,507
5.25%, 3/15/2032	890,000	880,860
5.45%, 6/15/2029	1,479,000	1,492,163
5.75%, 6/15/2027 (a)	1,559,000	1,584,942
6.95%, 11/15/2029	1,533,000	1,638,133
Emera U.S. Finance LP:
2.64%, 6/15/2031	901,000	761,408
3.55%, 6/15/2026	1,166,000	1,142,120
Enel Americas SA 4.00%, 10/25/2026	1,349,000	1,318,351
Enel Chile SA 4.88%, 6/12/2028	1,567,000	1,543,824
Entergy Arkansas LLC:
3.50%, 4/1/2026	486,000	479,488
5.15%, 1/15/2033	1,754,000	1,748,107
5.30%, 9/15/2033	695,000	699,267
5.45%, 6/1/2034	1,697,000	1,720,198
Security Description	Principal Amount	Value
Entergy Corp.:
1.90%, 6/15/2028	$1,000,000	$903,220
2.40%, 6/15/2031 (a)	1,665,000	1,406,659
2.80%, 6/15/2030	1,293,000	1,152,011
2.95%, 9/1/2026	100,000	97,088
5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (b)	2,549,000	2,598,043
Entergy Louisiana LLC:
1.60%, 12/15/2030 (a)	1,567,000	1,291,490
2.35%, 6/15/2032	1,934,000	1,609,436
2.40%, 10/1/2026	1,328,000	1,278,784
3.05%, 6/1/2031 (a)	1,467,000	1,306,099
3.12%, 9/1/2027	1,453,000	1,396,871
3.25%, 4/1/2028 (a)	1,427,000	1,356,806
4.00%, 3/15/2033	1,926,000	1,763,946
5.15%, 9/15/2034	1,687,000	1,658,372
5.35%, 3/15/2034	1,729,000	1,728,758
Entergy Mississippi LLC:
2.85%, 6/1/2028	616,000	577,734
5.00%, 9/1/2033	624,000	610,821
Entergy Texas, Inc. 1.75%, 3/15/2031	1,830,000	1,507,920
Evergy Kansas Central, Inc.:
2.55%, 7/1/2026	947,000	918,751
3.10%, 4/1/2027	194,000	187,722
5.90%, 11/15/2033	1,080,000	1,116,882
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030	1,883,000	1,631,412
4.95%, 4/15/2033 (a)	388,000	378,579
5.40%, 4/1/2034	1,185,000	1,185,747
Evergy, Inc. 2.90%, 9/15/2029 (a)	1,464,000	1,331,406
Eversource Energy:
Series U, 1.40%, 8/15/2026	1,286,000	1,216,633
2.55%, 3/15/2031	1,607,000	1,375,190
2.90%, 3/1/2027	1,444,000	1,385,446
Series M, 3.30%, 1/15/2028	1,000,000	950,570
3.38%, 3/1/2032	1,828,000	1,601,474
Series O, 4.25%, 4/1/2029 (a)	630,000	608,756
4.60%, 7/1/2027	1,584,000	1,573,070
4.75%, 5/15/2026	1,689,000	1,686,889
5.00%, 1/1/2027	1,421,000	1,425,092
5.13%, 5/15/2033 (a)	1,538,000	1,494,582
5.45%, 3/1/2028	2,702,000	2,736,478
5.50%, 1/1/2034	1,714,000	1,701,779
5.85%, 4/15/2031	1,606,000	1,647,114
5.95%, 2/1/2029 (a)	2,059,000	2,121,594
5.95%, 7/15/2034 (a)	401,000	411,262
Exelon Corp.:
2.75%, 3/15/2027	1,400,000	1,340,430
3.35%, 3/15/2032 (a)	1,396,000	1,236,744
3.40%, 4/15/2026	1,942,000	1,910,054
4.05%, 4/15/2030 (a)	2,240,000	2,134,653
5.15%, 3/15/2028	1,662,000	1,672,338

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.15%, 3/15/2029	$1,962,000	$1,971,692
5.30%, 3/15/2033 (a)	1,953,000	1,947,297
5.45%, 3/15/2034	1,117,000	1,116,017
FirstEnergy Corp.:
Series A, 1.60%, 1/15/2026	1,085,000	1,046,754
Series B, 2.25%, 9/1/2030 (a)	1,404,000	1,203,017
2.65%, 3/1/2030 (a)	1,205,000	1,068,907
Series B, 3.90%, 7/15/2027	2,837,000	2,766,501
FirstEnergy Transmission LLC 4.55%, 1/15/2030 (e)	665,000	647,251
Florida Power & Light Co.:
2.45%, 2/3/2032	2,885,000	2,435,402
Series A, 3.30%, 5/30/2027	1,666,000	1,613,171
4.40%, 5/15/2028	1,696,000	1,679,108
4.45%, 5/15/2026 (a)	1,421,000	1,421,284
4.63%, 5/15/2030	1,611,000	1,594,842
4.80%, 5/15/2033	2,334,000	2,273,199
5.05%, 4/1/2028 (a)	1,444,000	1,458,267
5.10%, 4/1/2033 (a)	1,424,000	1,415,000
5.15%, 6/15/2029	1,605,000	1,625,191
5.30%, 6/15/2034 (a)	1,072,000	1,076,599
5.63%, 4/1/2034 (a)	128,000	131,860
Fortis, Inc. 3.06%, 10/4/2026	2,091,000	2,025,552
Georgia Power Co.:
Series B, 2.65%, 9/15/2029 (a)	939,000	851,542
3.25%, 4/1/2026	460,000	452,396
3.25%, 3/30/2027	1,515,000	1,470,186
4.55%, 3/15/2030 (a)	4,200,000	4,131,708
4.65%, 5/16/2028 (a)	1,359,000	1,353,442
4.70%, 5/15/2032	1,741,000	1,696,013
4.95%, 5/17/2033 (a)	1,898,000	1,860,458
5.00%, 2/23/2027	1,611,000	1,623,695
5.25%, 3/15/2034	1,470,000	1,460,122
Idaho Power Co. 5.20%, 8/15/2034 (a)	1,580,000	1,570,741
Indiana Michigan Power Co. 3.85%, 5/15/2028	474,000	458,424
Interstate Power & Light Co.:
2.30%, 6/1/2030	910,000	786,540
4.10%, 9/26/2028	1,788,000	1,735,826
4.95%, 9/30/2034	750,000	722,085
5.70%, 10/15/2033	1,515,000	1,540,952
IPALCO Enterprises, Inc.:
4.25%, 5/1/2030	1,829,000	1,722,699
5.75%, 4/1/2034	1,814,000	1,814,526
ITC Holdings Corp.:
3.25%, 6/30/2026	1,777,000	1,736,964
3.35%, 11/15/2027	752,000	724,236
Kentucky Utilities Co. Series KENT, 5.45%, 4/15/2033	1,753,000	1,768,532
Security Description	Principal Amount	Value
Louisville Gas & Electric Co. Series LOU, 5.45%, 4/15/2033	$1,316,000	$1,330,265
MidAmerican Energy Co.:
3.65%, 4/15/2029	1,942,000	1,851,988
6.75%, 12/30/2031	1,551,000	1,709,621
Mississippi Power Co. 3.95%, 3/30/2028 (a)	1,332,000	1,294,584
National Grid PLC:
5.42%, 1/11/2034	2,127,000	2,119,236
5.60%, 6/12/2028	1,442,000	1,470,206
5.81%, 6/12/2033	1,204,000	1,228,104
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026	1,397,000	1,326,270
1.35%, 3/15/2031	1,720,000	1,378,253
Series MTN, 1.65%, 6/15/2031	1,343,000	1,088,528
2.40%, 3/15/2030	1,372,000	1,210,461
2.75%, 4/15/2032	1,901,000	1,626,153
3.05%, 4/25/2027	1,766,000	1,702,283
3.40%, 2/7/2028	863,000	828,860
3.70%, 3/15/2029	6,000	5,732
3.90%, 11/1/2028 (a)	1,512,000	1,460,879
4.02%, 11/1/2032	1,454,000	1,345,008
4.12%, 9/16/2027	580,000	572,228
4.15%, 12/15/2032	1,914,000	1,784,575
4.45%, 3/13/2026	2,745,000	2,740,333
4.80%, 3/15/2028 (a)	764,000	765,070
Series GMTN, 4.80%, 2/5/2027 (a)	1,000,000	1,002,500
Series GMTN, 4.85%, 2/7/2029	1,265,000	1,265,240
5.00%, 8/15/2034	985,000	962,818
Series MTN, 5.10%, 5/6/2027	1,430,000	1,441,340
5.15%, 6/15/2029 (a)	1,530,000	1,548,727
3 mo. USD Term SOFR + 3.63%, 5.25%, 4/20/2046 (b)	1,874,000	1,849,263
Series MTN, 5.60%, 11/13/2026	795,000	808,722
5.80%, 1/15/2033 (a)	1,921,000	1,988,638
5 yr. CMT + 3.53%, 7.13%, 9/15/2053 (b)	300,000	309,564
Series MTN, 8.00%, 3/1/2032	1,309,000	1,522,328
Nevada Power Co.:
Series DD, 2.40%, 5/1/2030	1,630,000	1,433,520
Series CC, 3.70%, 5/1/2029	599,000	571,560
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	1,991,000	1,880,858
1.90%, 6/15/2028	2,324,000	2,104,312
2.25%, 6/1/2030	3,164,000	2,737,746

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.44%, 1/15/2032	$720,000	$600,984
2.75%, 11/1/2029 (a)	1,508,000	1,366,369
3.50%, 4/1/2029	1,303,000	1,229,459
3.55%, 5/1/2027	3,003,000	2,926,303
5 yr. CMT + 2.55%, 3.80%, 3/15/2082 (b)	654,000	621,849
4.63%, 7/15/2027 (a)	2,384,000	2,380,639
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (a) (b)	2,523,000	2,430,734
4.90%, 2/28/2028	2,335,000	2,336,985
4.90%, 3/15/2029 (a)	1,278,000	1,274,549
4.95%, 1/29/2026	1,864,000	1,868,362
5.00%, 2/28/2030 (a)	1,483,000	1,485,269
5.00%, 7/15/2032	2,001,000	1,970,705
5.05%, 2/28/2033 (a)	1,539,000	1,510,036
5.25%, 3/15/2034 (a)	2,111,000	2,088,602
3 mo. USD Term SOFR + 3.16%, 5.65%, 5/1/2079 (b)	2,589,000	2,527,408
5 yr. CMT + 2.36%, 6.70%, 9/1/2054 (b)	2,007,000	2,039,252
5 yr. CMT + 2.46%, 6.75%, 6/15/2054 (b)	1,926,000	1,974,593
Northern States Power Co. 2.25%, 4/1/2031	1,578,000	1,341,142
NSTAR Electric Co.:
3.20%, 5/15/2027	661,000	638,506
3.25%, 5/15/2029	130,000	121,475
3.95%, 4/1/2030	1,297,000	1,238,726
5.40%, 6/1/2034 (a)	1,673,000	1,683,356
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	101,000	82,244
Series P, 2.60%, 4/1/2030	1,612,000	1,427,684
5.00%, 6/1/2033	1,752,000	1,696,181
5.65%, 6/1/2034	775,000	780,200
Oklahoma Gas & Electric Co.:
3.25%, 4/1/2030	1,527,000	1,399,831
3.30%, 3/15/2030	4,000	3,681
3.80%, 8/15/2028	201,000	193,969
5.40%, 1/15/2033 (a)	1,572,000	1,584,717
Oncor Electric Delivery Co. LLC:
2.75%, 5/15/2030	50,000	44,896
4.15%, 6/1/2032	1,677,000	1,569,890
4.30%, 5/15/2028 (a)	1,253,000	1,236,824
4.55%, 9/15/2032	931,000	895,138
4.65%, 11/1/2029 (e)	1,790,000	1,772,154
5.65%, 11/15/2033 (a)	1,019,000	1,045,453
5.75%, 3/15/2029 (a)	1,721,000	1,781,751
7.00%, 5/1/2032	1,438,000	1,598,740
7.25%, 1/15/2033	886,000	997,468
Pacific Gas & Electric Co.:
2.10%, 8/1/2027 (a)	1,549,000	1,444,628
2.50%, 2/1/2031	3,638,000	3,114,055
2.95%, 3/1/2026	1,735,000	1,695,893
Security Description	Principal Amount	Value
3.00%, 6/15/2028 (a)	$1,288,000	$1,207,139
3.15%, 1/1/2026	3,620,422	3,556,884
3.25%, 6/1/2031	1,799,000	1,594,849
3.30%, 3/15/2027	1,567,000	1,512,672
3.30%, 12/1/2027	1,815,507	1,734,517
3.75%, 7/1/2028	1,472,500	1,408,461
4.20%, 3/1/2029	1,503,000	1,449,659
4.40%, 3/1/2032	1,879,000	1,768,007
4.55%, 7/1/2030	5,928,368	5,740,794
4.65%, 8/1/2028	1,384,000	1,361,372
5.45%, 6/15/2027	1,634,000	1,652,562
5.55%, 5/15/2029	1,369,000	1,391,178
5.80%, 5/15/2034	210,000	214,801
5.90%, 6/15/2032 (a)	1,557,000	1,599,241
6.10%, 1/15/2029 (a)	1,722,000	1,781,254
6.15%, 1/15/2033	1,512,000	1,570,091
6.40%, 6/15/2033	2,439,000	2,574,633
6.95%, 3/15/2034	1,081,000	1,186,397
PacifiCorp:
2.70%, 9/15/2030	1,472,000	1,300,335
3.50%, 6/15/2029	1,587,000	1,493,050
5.10%, 2/15/2029	1,716,000	1,725,695
5.30%, 2/15/2031	1,484,000	1,497,089
5.45%, 2/15/2034	1,676,000	1,666,296
7.70%, 11/15/2031	1,737,000	1,976,967
PECO Energy Co. 4.90%, 6/15/2033	1,398,000	1,373,661
Potomac Electric Power Co. 5.20%, 3/15/2034	14,000	13,894
PPL Capital Funding, Inc.:
3.10%, 5/15/2026 (a)	1,241,000	1,212,110
4.13%, 4/15/2030	805,000	766,352
5.25%, 9/1/2034 (a)	952,000	937,472
PPL Electric Utilities Corp.:
4.85%, 2/15/2034 (a)	112,000	109,134
5.00%, 5/15/2033	1,421,000	1,403,820
Progress Energy, Inc.:
7.00%, 10/30/2031	1,112,000	1,230,428
7.75%, 3/1/2031	1,316,000	1,487,356
Public Service Co. of Colorado:
1.88%, 6/15/2031 (a)	1,374,000	1,131,200
Series 35, 1.90%, 1/15/2031	1,290,000	1,076,776
3.70%, 6/15/2028	1,094,000	1,056,126
Series 38, 4.10%, 6/1/2032	1,352,000	1,268,000
5.35%, 5/15/2034	250,000	250,315
Public Service Co. of New Hampshire:
Series V, 2.20%, 6/15/2031	496,000	417,310
5.35%, 10/1/2033 (a)	1,652,000	1,668,520
Public Service Co. of Oklahoma Series J, 2.20%, 8/15/2031 (a)	498,000	412,110

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026 (a)	$641,000	$613,815
Series MTN, 1.90%, 8/15/2031	1,408,000	1,159,052
Series MTN, 2.25%, 9/15/2026	1,000	962
Series MTN, 2.45%, 1/15/2030	1,116,000	996,655
Series MTN, 3.00%, 5/15/2027	1,394,000	1,345,949
Series MTN, 3.10%, 3/15/2032 (a)	1,689,000	1,494,562
Series MTN, 3.65%, 9/1/2028	716,000	688,241
Series MTN, 3.70%, 5/1/2028 (a)	265,000	256,168
Series MTN, 4.65%, 3/15/2033	1,144,000	1,106,980
4.85%, 8/1/2034 (a)	1,805,000	1,755,669
Series MTN, 4.90%, 12/15/2032	399,000	395,381
5.20%, 8/1/2033	50,000	50,021
Series MTN, 5.20%, 3/1/2034 (a)	1,791,000	1,785,788
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030 (a)	722,000	600,971
2.45%, 11/15/2031	1,883,000	1,588,932
5.45%, 4/1/2034 (a)	1,452,000	1,449,241
5.85%, 11/15/2027 (a)	282,000	289,916
5.88%, 10/15/2028 (a)	1,838,000	1,895,879
6.13%, 10/15/2033	1,839,000	1,918,169
Puget Energy, Inc.:
2.38%, 6/15/2028	1,049,000	957,286
4.10%, 6/15/2030 (a)	1,035,000	970,416
4.22%, 3/15/2032	1,031,000	942,396
Puget Sound Energy, Inc. 5.33%, 6/15/2034	1,420,000	1,410,088
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	1,601,000	1,342,310
2.50%, 5/15/2026	909,000	883,821
3.00%, 3/15/2032	650,000	566,599
4.95%, 8/15/2028	1,263,000	1,267,938
Sempra:
3.40%, 2/1/2028	410,000	391,821
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (b)	1,972,000	1,888,545
5.40%, 8/1/2026	1,589,000	1,602,157
5.50%, 8/1/2033 (a)	1,965,000	1,970,659
5 yr. CMT + 2.79%, 6.88%, 10/1/2054 (b)	11,947,000	12,072,802
Sierra Pacific Power Co. 2.60%, 5/1/2026 (a)	1,911,000	1,860,034
Security Description	Principal Amount	Value
Southern California Edison Co.:
Series 20C, 1.20%, 2/1/2026 (a)	$1,835,000	$1,767,692
2.25%, 6/1/2030	1,892,000	1,642,615
Series G, 2.50%, 6/1/2031	1,344,000	1,149,644
2.75%, 2/1/2032 (a)	1,350,000	1,152,455
2.85%, 8/1/2029 (a)	1,347,000	1,230,053
Series B, 3.65%, 3/1/2028	1,643,000	1,582,242
Series A, 4.20%, 3/1/2029	1,827,000	1,770,546
4.40%, 9/6/2026 (a)	1,731,000	1,724,284
Series D, 4.70%, 6/1/2027	733,000	733,227
4.88%, 2/1/2027	1,976,000	1,982,639
5.15%, 6/1/2029	1,819,000	1,830,078
5.35%, 3/1/2026	1,963,000	1,976,564
5.45%, 6/1/2031	1,578,000	1,603,106
5.85%, 11/1/2027	1,608,000	1,653,008
5.95%, 11/1/2032	1,422,000	1,482,918
Series 2004-B, 6.00%, 1/15/2034	324,000	339,186
6.65%, 4/1/2029	1,514,000	1,597,376
Southern Co.:
Series 21-B, 1.75%, 3/15/2028	661,000	599,672
Series A, 3.70%, 4/30/2030	1,481,000	1,389,785
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (b)	3,400,000	3,255,194
Series B, 5 yr. CMT + 3.73%, 4.00%, 1/15/2051 (b)	1,417,000	1,385,812
5.11%, 8/1/2027	1,217,000	1,226,882
5.20%, 6/15/2033 (a)	1,956,000	1,934,680
5.50%, 3/15/2029	1,844,000	1,881,396
5.70%, 10/15/2032 (a)	1,290,000	1,326,043
5.70%, 3/15/2034 (a)	1,923,000	1,964,556
Southern Power Co. 0.90%, 1/15/2026	1,698,000	1,630,742
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	1,560,000	1,504,308
Series M, 4.10%, 9/15/2028	1,246,000	1,209,006
5.30%, 4/1/2033	1,790,000	1,770,919
System Energy Resources, Inc.:
5.30%, 12/15/2034	200,000	196,136
6.00%, 4/15/2028	1,745,000	1,792,848
Tampa Electric Co.:
2.40%, 3/15/2031	1,211,000	1,035,054
4.90%, 3/1/2029	5,000	4,997
Tucson Electric Power Co.:
1.50%, 8/1/2030 (a)	1,544,000	1,275,560
5.20%, 9/15/2034	695,000	681,461
Union Electric Co.:
2.15%, 3/15/2032	1,152,000	944,986
2.95%, 6/15/2027	818,000	785,812
2.95%, 3/15/2030	1,247,000	1,134,845

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 3/15/2029	$1,401,000	$1,328,891
5.20%, 4/1/2034	1,639,000	1,627,937
Virginia Electric & Power Co.:
2.30%, 11/15/2031	480,000	401,482
2.40%, 3/30/2032	1,921,000	1,605,687
Series A, 2.88%, 7/15/2029 (a)	1,427,000	1,314,039
Series B, 2.95%, 11/15/2026	1,617,000	1,569,104
Series A, 3.15%, 1/15/2026	1,557,000	1,534,797
Series A, 3.50%, 3/15/2027	1,738,000	1,694,133
Series B, 3.75%, 5/15/2027	1,538,000	1,505,764
Series A, 3.80%, 4/1/2028	1,677,000	1,626,757
5.00%, 4/1/2033	1,809,000	1,770,613
5.00%, 1/15/2034	1,016,000	988,710
5.05%, 8/15/2034 (a)	1,099,000	1,072,580
5.30%, 8/15/2033	1,650,000	1,643,779
WEC Energy Group, Inc.:
1.38%, 10/15/2027	692,000	631,291
1.80%, 10/15/2030	651,000	544,360
4.75%, 1/9/2026	1,802,000	1,802,541
4.75%, 1/15/2028 (a)	1,408,000	1,405,902
5.15%, 10/1/2027	1,155,000	1,167,070
5.60%, 9/12/2026	1,169,000	1,183,987
Wisconsin Electric Power Co.:
1.70%, 6/15/2028 (a)	663,000	600,466
4.60%, 10/1/2034 (a)	400,000	381,356
4.75%, 9/30/2032 (a)	1,582,000	1,560,880
5.63%, 5/15/2033	1,694,000	1,758,338
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	905,000	737,512
3.05%, 10/15/2027	550,000	526,125
3.95%, 9/1/2032	1,220,000	1,128,268
4.95%, 4/1/2033	965,000	938,385
5.38%, 3/30/2034	1,312,000	1,305,847
Xcel Energy, Inc.:
2.35%, 11/15/2031	412,000	340,118
2.60%, 12/1/2029 (a)	1,909,000	1,705,405
3.35%, 12/1/2026	1,435,000	1,398,623
3.40%, 6/1/2030	2,903,000	2,663,502
4.00%, 6/15/2028	531,000	513,764
4.60%, 6/1/2032 (a)	615,000	585,628
5.45%, 8/15/2033 (a)	1,422,000	1,412,373
5.50%, 3/15/2034 (a)	1,818,000	1,809,692
		677,472,167
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	1,656,000	1,407,550
Emerson Electric Co.:
0.88%, 10/15/2026	1,508,000	1,416,555
1.80%, 10/15/2027	1,740,000	1,617,417
1.95%, 10/15/2030	1,627,000	1,394,729
2.00%, 12/21/2028	1,157,000	1,044,019
Security Description	Principal Amount	Value
2.20%, 12/21/2031	$1,486,000	$1,248,166
		8,128,436
ELECTRONICS — 1.0%
Allegion PLC 3.50%, 10/1/2029	2,065,000	1,929,350
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	3,517,000	3,392,111
5.41%, 7/1/2032 (a)	1,714,000	1,730,180
5.60%, 5/29/2034	4,800,000	4,825,920
Amphenol Corp.:
2.20%, 9/15/2031	125,000	104,665
2.80%, 2/15/2030	1,519,000	1,374,103
4.35%, 6/1/2029	350,000	342,790
4.75%, 3/30/2026	1,840,000	1,840,258
5.00%, 1/15/2035	750,000	732,195
5.05%, 4/5/2027 (a)	1,114,000	1,123,825
5.05%, 4/5/2029	1,201,000	1,206,549
5.25%, 4/5/2034 (a)	1,167,000	1,171,691
Arrow Electronics, Inc.:
2.95%, 2/15/2032	1,081,000	919,866
3.88%, 1/12/2028	1,995,000	1,920,766
5.15%, 8/21/2029	1,275,000	1,268,842
5.88%, 4/10/2034	1,150,000	1,154,968
Avnet, Inc.:
3.00%, 5/15/2031	1,401,000	1,192,279
4.63%, 4/15/2026	1,301,000	1,293,350
5.50%, 6/1/2032 (a)	1,541,000	1,510,380
6.25%, 3/15/2028	40,000	41,092
Flex Ltd.:
3.75%, 2/1/2026	1,733,000	1,708,322
4.88%, 6/15/2029	1,624,000	1,591,959
4.88%, 5/12/2030	1,991,000	1,942,619
5.25%, 1/15/2032	642,000	632,909
6.00%, 1/15/2028	1,617,000	1,649,194
Fortive Corp. 3.15%, 6/15/2026	1,740,000	1,700,746
Honeywell International, Inc.:
1.10%, 3/1/2027	1,821,000	1,695,133
1.75%, 9/1/2031 (a)	1,439,000	1,178,800
1.95%, 6/1/2030	702,000	604,977
2.50%, 11/1/2026	1,882,000	1,817,786
2.70%, 8/15/2029 (a)	1,968,000	1,804,085
4.25%, 1/15/2029 (a)	1,835,000	1,809,567
4.50%, 1/15/2034 (a)	876,000	835,616
4.65%, 7/30/2027	1,220,000	1,224,355
4.70%, 2/1/2030	3,771,000	3,752,862
4.75%, 2/1/2032	917,000	901,494
4.88%, 9/1/2029 (a)	1,533,000	1,542,443
4.95%, 2/15/2028 (a)	300,000	303,399
4.95%, 9/1/2031	1,087,000	1,087,043
5.00%, 2/15/2033 (a)	2,835,000	2,819,748
Hubbell, Inc.:
2.30%, 3/15/2031	600,000	509,550
3.15%, 8/15/2027	660,000	631,983
3.35%, 3/1/2026	2,902,000	2,854,436

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 2/15/2028	$2,310,000	$2,216,468
Jabil, Inc.:
1.70%, 4/15/2026	1,869,000	1,793,698
3.00%, 1/15/2031	1,618,000	1,424,439
3.60%, 1/15/2030	2,355,000	2,172,841
3.95%, 1/12/2028 (a)	1,804,000	1,744,883
4.25%, 5/15/2027	159,000	156,776
5.45%, 2/1/2029	404,000	406,953
Keysight Technologies, Inc.:
3.00%, 10/30/2029	1,967,000	1,793,943
4.60%, 4/6/2027	1,646,000	1,638,330
4.95%, 10/15/2034 (a)	580,000	558,035
TD SYNNEX Corp.:
1.75%, 8/9/2026	2,098,000	1,991,757
2.65%, 8/9/2031	1,321,000	1,111,489
6.10%, 4/12/2034	1,798,000	1,846,007
Trimble, Inc. 6.10%, 3/15/2033 (a)	2,003,000	2,081,738
Tyco Electronics Group SA:
2.50%, 2/4/2032	65,000	55,152
3.70%, 2/15/2026	1,651,000	1,634,061
4.50%, 2/13/2026	1,355,000	1,354,973
4.63%, 2/1/2030	1,671,000	1,654,307
Vontier Corp.:
1.80%, 4/1/2026	2,787,000	2,674,907
2.40%, 4/1/2028	1,808,000	1,640,597
2.95%, 4/1/2031 (a)	1,954,000	1,676,864
		95,302,424
ENGINEERING & CONSTRUCTION — 0.0% (d)
Jacobs Engineering Group, Inc.:
5.90%, 3/1/2033	1,735,000	1,757,711
6.35%, 8/18/2028	350,000	364,105
MasTec, Inc. 5.90%, 6/15/2029	1,966,000	1,999,383
		4,121,199
ENTERTAINMENT — 0.2%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	7,464,000	7,191,639
4.05%, 3/15/2029	4,445,000	4,135,228
4.28%, 3/15/2032 (a)	10,134,000	8,928,358
		20,255,225
ENVIRONMENTAL CONTROL — 0.5%
Republic Services, Inc.:
1.45%, 2/15/2031	1,632,000	1,324,025
1.75%, 2/15/2032 (a)	2,985,000	2,398,925
2.30%, 3/1/2030	416,000	365,826
2.38%, 3/15/2033	520,000	421,174
3.38%, 11/15/2027	1,348,000	1,303,583
3.95%, 5/15/2028 (a)	2,807,000	2,734,523
5.00%, 11/15/2029 (a)	3,545,000	3,562,229
5.00%, 12/15/2033	1,568,000	1,543,210
5.00%, 4/1/2034	33,000	32,206
Security Description	Principal Amount	Value
Veralto Corp.:
5.35%, 9/18/2028	$1,501,000	$1,520,198
5.45%, 9/18/2033	1,557,000	1,562,590
5.50%, 9/18/2026	1,742,000	1,762,590
Waste Connections, Inc.:
2.20%, 1/15/2032	1,853,000	1,527,854
2.60%, 2/1/2030	1,205,000	1,077,656
3.20%, 6/1/2032 (a)	634,000	555,568
3.50%, 5/1/2029 (a)	1,832,000	1,732,229
4.25%, 12/1/2028	1,214,000	1,188,300
5.00%, 3/1/2034	1,657,000	1,616,967
Waste Management, Inc.:
1.15%, 3/15/2028 (a)	1,858,000	1,662,743
1.50%, 3/15/2031	1,344,000	1,093,465
2.00%, 6/1/2029	1,671,000	1,485,703
3.15%, 11/15/2027 (a)	741,000	712,768
4.15%, 4/15/2032	4,426,000	4,179,826
4.50%, 3/15/2028	2,014,000	2,002,782
4.63%, 2/15/2030	1,677,000	1,659,240
4.63%, 2/15/2033 (a)	305,000	296,402
4.65%, 3/15/2030	7,466,000	7,373,123
4.80%, 3/15/2032	1,881,000	1,848,703
4.88%, 2/15/2029 (a)	1,859,000	1,866,752
4.88%, 2/15/2034 (a)	25,000	24,517
4.95%, 7/3/2027	1,559,000	1,574,699
4.95%, 7/3/2031	1,524,000	1,525,707
		53,536,083
FOOD — 1.5%
Ahold Finance USA LLC 6.88%, 5/1/2029 (a)	1,464,000	1,574,034
Campbell's Co.:
2.38%, 4/24/2030 (a)	1,738,000	1,522,071
4.15%, 3/15/2028	1,522,000	1,484,924
5.20%, 3/19/2027	1,711,000	1,727,237
5.20%, 3/21/2029	858,000	865,121
5.30%, 3/20/2026	1,704,000	1,715,093
5.40%, 3/21/2034 (a)	1,767,000	1,760,356
Conagra Brands, Inc.:
1.38%, 11/1/2027	2,005,000	1,820,921
5.30%, 10/1/2026	1,634,000	1,650,209
7.00%, 10/1/2028	1,528,000	1,619,665
8.25%, 9/15/2030 (a)	1,470,000	1,680,577
Flowers Foods, Inc.:
2.40%, 3/15/2031	1,888,000	1,598,796
3.50%, 10/1/2026	1,945,000	1,898,903
General Mills, Inc.:
2.25%, 10/14/2031 (a)	1,672,000	1,396,956
2.88%, 4/15/2030	33,000	29,678
3.20%, 2/10/2027 (a)	1,668,000	1,619,628
4.20%, 4/17/2028	2,746,000	2,689,130
4.70%, 1/30/2027	1,703,000	1,702,421
4.88%, 1/30/2030	2,145,000	2,131,508
4.95%, 3/29/2033 (a)	1,319,000	1,286,368
5.50%, 10/17/2028	1,563,000	1,595,448

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Hershey Co.:
1.70%, 6/1/2030 (a)	$1,612,000	$1,372,247
2.30%, 8/15/2026	483,000	466,974
4.25%, 5/4/2028 (a)	50,000	49,519
4.50%, 5/4/2033 (a)	1,788,000	1,737,203
Hormel Foods Corp.:
1.70%, 6/3/2028	1,592,000	1,442,320
1.80%, 6/11/2030 (a)	1,910,000	1,628,428
4.80%, 3/30/2027	1,985,000	1,994,548
Ingredion, Inc.:
2.90%, 6/1/2030	1,604,000	1,440,023
3.20%, 10/1/2026	1,613,000	1,568,965
J.M. Smucker Co.:
2.13%, 3/15/2032 (a)	96,000	78,080
2.38%, 3/15/2030 (a)	1,433,000	1,265,196
3.38%, 12/15/2027 (a)	1,139,000	1,103,463
5.90%, 11/15/2028 (a)	1,602,000	1,659,736
6.20%, 11/15/2033 (a)	1,813,000	1,913,603
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
2.50%, 1/15/2027	1,792,000	1,701,880
3.00%, 2/2/2029	1,713,000	1,564,209
3.00%, 5/15/2032	2,441,000	2,033,988
3.63%, 1/15/2032 (a)	1,915,000	1,687,824
3.75%, 12/1/2031 (a)	1,948,000	1,732,590
5.13%, 2/1/2028	1,599,000	1,591,005
5.50%, 1/15/2030	1,798,000	1,795,914
5.75%, 4/1/2033	3,120,000	3,109,330
6.75%, 3/15/2034 (a)	3,007,000	3,183,270
Kellanova:
2.10%, 6/1/2030 (a)	1,075,000	934,842
3.25%, 4/1/2026	1,655,000	1,627,544
3.40%, 11/15/2027	1,368,000	1,319,819
4.30%, 5/15/2028 (a)	1,401,000	1,377,982
5.25%, 3/1/2033	9,000	8,995
Series B, 7.45%, 4/1/2031	1,586,000	1,768,755
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	3,357,000	3,276,499
3.75%, 4/1/2030 (a)	1,847,000	1,744,898
3.88%, 5/15/2027	2,543,000	2,491,937
4.25%, 3/1/2031 (a)	5,101,000	4,872,781
6.75%, 3/15/2032	1,690,000	1,827,769
Kroger Co.:
1.70%, 1/15/2031	2,341,000	1,928,609
2.20%, 5/1/2030	1,636,000	1,418,837
2.65%, 10/15/2026	1,625,000	1,567,816
3.50%, 2/1/2026	1,211,000	1,195,608
3.70%, 8/1/2027	637,000	621,591
5.00%, 9/15/2034 (a)	2,530,000	2,451,924
7.50%, 4/1/2031	1,813,000	2,034,132
McCormick & Co., Inc.:
0.90%, 2/15/2026	1,725,000	1,652,999
1.85%, 2/15/2031	684,000	566,208
2.50%, 4/15/2030	1,290,000	1,139,702
Security Description	Principal Amount	Value
3.40%, 8/15/2027	$1,312,000	$1,270,777
4.70%, 10/15/2034	2,536,000	2,387,416
4.95%, 4/15/2033	1,685,000	1,644,223
Mondelez International, Inc.:
1.88%, 10/15/2032 (a)	1,303,000	1,046,491
2.63%, 3/17/2027	1,560,000	1,492,390
2.75%, 4/13/2030 (a)	1,711,000	1,531,259
3.00%, 3/17/2032	1,530,000	1,327,979
4.13%, 5/7/2028	1,540,000	1,509,739
4.75%, 2/20/2029 (a)	1,938,000	1,931,333
4.75%, 8/28/2034 (a)	1,700,000	1,625,761
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	1,644,000	1,417,276
4.25%, 4/15/2031	1,844,000	1,695,742
6.25%, 7/1/2033	1,523,000	1,553,704
6.88%, 5/15/2034	4,414,000	4,700,998
Sysco Corp.:
2.40%, 2/15/2030 (a)	1,486,000	1,311,232
2.45%, 12/14/2031	1,474,000	1,237,556
3.25%, 7/15/2027	1,708,000	1,647,656
3.30%, 7/15/2026	1,881,000	1,842,515
5.75%, 1/17/2029	1,431,000	1,473,415
5.95%, 4/1/2030	1,356,000	1,411,976
6.00%, 1/17/2034 (a)	150,000	157,239
Tyson Foods, Inc.:
3.55%, 6/2/2027	3,324,000	3,225,610
4.00%, 3/1/2026	1,600,000	1,587,936
4.35%, 3/1/2029	2,725,000	2,648,073
5.40%, 3/15/2029	1,613,000	1,631,227
5.70%, 3/15/2034 (a)	1,493,000	1,510,767
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	39,027
		150,177,923
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	1,569,000	1,503,086
Georgia-Pacific LLC:
7.75%, 11/15/2029	1,585,000	1,778,909
8.88%, 5/15/2031	1,713,000	2,073,826
Suzano Austria GmbH:
2.50%, 9/15/2028	1,474,000	1,316,179
3.13%, 1/15/2032	1,281,000	1,060,566
3.75%, 1/15/2031	2,745,000	2,423,533
5.00%, 1/15/2030	1,943,000	1,858,693
6.00%, 1/15/2029 (a)	2,913,000	2,921,885
Suzano International Finance BV 5.50%, 1/17/2027	1,986,000	1,988,482
		16,925,159
GAS — 0.6%
Atmos Energy Corp.:
1.50%, 1/15/2031 (a)	1,557,000	1,277,176
2.63%, 9/15/2029 (a)	1,447,000	1,318,159

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 6/15/2027 (a)	$1,552,000	$1,494,405
5.90%, 11/15/2033	1,890,000	1,979,151
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	1,490,000	1,248,605
4.00%, 4/1/2028	1,084,000	1,052,120
4.40%, 7/1/2032	1,996,000	1,891,749
5.25%, 3/1/2028	2,108,000	2,128,195
5.40%, 3/1/2033	1,932,000	1,940,462
5.40%, 7/1/2034	617,000	615,926
National Fuel Gas Co.:
2.95%, 3/1/2031	1,515,000	1,305,097
3.95%, 9/15/2027	1,516,000	1,473,188
4.75%, 9/1/2028	161,000	158,786
5.50%, 10/1/2026	1,652,000	1,664,539
NiSource, Inc.:
1.70%, 2/15/2031	206,000	168,525
2.95%, 9/1/2029	1,741,000	1,592,998
3.49%, 5/15/2027 (a)	1,861,000	1,810,176
3.60%, 5/1/2030	1,083,000	1,009,833
5.20%, 7/1/2029	1,677,000	1,689,108
5.25%, 3/30/2028	2,876,000	2,899,756
5.35%, 4/1/2034	1,504,000	1,492,374
5.40%, 6/30/2033	1,533,000	1,530,317
5 yr. CMT + 2.45%, 6.95%, 11/30/2054 (b)	4,124,000	4,198,273
ONE Gas, Inc.:
4.25%, 9/1/2032	656,000	620,091
5.10%, 4/1/2029	1,191,000	1,199,325
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	923,000	788,076
3.50%, 6/1/2029	766,000	721,855
5.40%, 6/15/2033 (a)	1,928,000	1,928,540
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030 (a)	1,664,000	1,490,445
Series TT, 2.60%, 6/15/2026	1,070,000	1,040,286
2.95%, 4/15/2027	1,756,000	1,689,254
5.05%, 9/1/2034 (a)	762,000	750,128
5.20%, 6/1/2033	1,068,000	1,063,109
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	1,358,000	1,117,987
3.25%, 6/15/2026	603,000	590,596
4.95%, 9/15/2034 (a)	1,700,000	1,645,192
5.15%, 9/15/2032	1,073,000	1,069,341
5.75%, 9/15/2033	1,723,000	1,766,454
Southwest Gas Corp.:
2.20%, 6/15/2030	8,000	6,895
3.70%, 4/1/2028 (a)	3,000	2,883
4.05%, 3/15/2032	1,625,000	1,508,845
5.45%, 3/23/2028	1,876,000	1,897,499
5.80%, 12/1/2027	108,000	110,622
Security Description	Principal Amount	Value
Spire Missouri, Inc. Series 2034, 5.15%, 8/15/2034 (a)	$1,707,000	$1,692,405
Spire, Inc. 5.30%, 3/1/2026	1,694,000	1,702,504
		60,341,250
HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc.:
2.80%, 3/1/2031	1,166,000	1,001,629
4.63%, 6/15/2028	1,258,000	1,240,816
Regal Rexnord Corp.:
6.05%, 2/15/2026	2,948,000	2,975,004
6.05%, 4/15/2028	3,261,000	3,318,720
6.30%, 2/15/2030	1,932,000	1,986,965
6.40%, 4/15/2033	3,658,000	3,777,287
Snap-on, Inc. 3.25%, 3/1/2027	1,710,000	1,660,632
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	1,936,000	1,678,744
3.00%, 5/15/2032 (a)	2,972,000	2,544,983
3.40%, 3/1/2026	156,000	153,418
4.25%, 11/15/2028 (a)	940,000	917,807
6.00%, 3/6/2028	683,000	706,605
		21,962,610
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
1.15%, 1/30/2028	1,286,000	1,164,769
1.40%, 6/30/2030 (a)	1,589,000	1,342,927
3.75%, 11/30/2026	2,880,000	2,845,872
Agilent Technologies, Inc.:
2.10%, 6/4/2030	1,477,000	1,268,093
2.30%, 3/12/2031	2,268,000	1,924,489
3.05%, 9/22/2026	637,000	619,533
4.20%, 9/9/2027	1,411,000	1,393,786
4.75%, 9/9/2034	1,512,000	1,440,074
Baxter International, Inc.:
1.73%, 4/1/2031 (a)	1,936,000	1,572,361
1.92%, 2/1/2027	2,658,000	2,505,909
2.27%, 12/1/2028	2,261,000	2,038,472
2.54%, 2/1/2032 (a)	2,709,000	2,258,141
2.60%, 8/15/2026 (a)	1,441,000	1,392,539
3.95%, 4/1/2030	1,637,000	1,545,393
Boston Scientific Corp.:
2.65%, 6/1/2030	4,572,000	4,082,705
4.00%, 3/1/2028	634,000	617,719
Dentsply Sirona, Inc. 3.25%, 6/1/2030	2,715,000	2,398,784
DH Europe Finance II SARL 2.60%, 11/15/2029	1,759,000	1,591,016
Edwards Lifesciences Corp. 4.30%, 6/15/2028	1,590,000	1,556,483
GE HealthCare Technologies, Inc.:
4.80%, 8/14/2029	1,915,000	1,896,980
5.65%, 11/15/2027	2,288,000	2,345,063

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.86%, 3/15/2030	$2,383,000	$2,468,693
5.91%, 11/22/2032 (a)	4,028,000	4,188,757
Medtronic Global Holdings SCA:
4.25%, 3/30/2028 (a)	1,435,000	1,417,263
4.50%, 3/30/2033	1,815,000	1,734,813
Revvity, Inc.:
1.90%, 9/15/2028	972,000	870,397
2.25%, 9/15/2031	432,000	356,111
2.55%, 3/15/2031	1,911,000	1,618,273
3.30%, 9/15/2029 (a)	967,000	892,657
Smith & Nephew PLC:
2.03%, 10/14/2030	1,231,000	1,032,255
5.15%, 3/20/2027	1,002,000	1,008,774
5.40%, 3/20/2034 (a)	1,501,000	1,489,547
Solventum Corp.:
5.40%, 3/1/2029 (e)	3,633,000	3,643,972
5.45%, 2/25/2027 (e)	1,865,000	1,881,617
5.45%, 3/13/2031 (e)	1,726,000	1,725,344
5.60%, 3/23/2034 (a) (e)	3,113,000	3,096,999
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031	1,658,000	1,431,351
Stryker Corp.:
1.95%, 6/15/2030	1,910,000	1,641,817
3.50%, 3/15/2026	2,001,000	1,974,247
3.65%, 3/7/2028	1,791,000	1,729,819
4.25%, 9/11/2029 (a)	1,750,000	1,702,487
4.63%, 9/11/2034 (a)	1,067,000	1,017,342
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028 (a)	935,000	840,846
2.00%, 10/15/2031 (a)	2,085,000	1,734,616
2.60%, 10/1/2029	1,400,000	1,272,698
4.80%, 11/21/2027	1,775,000	1,787,514
4.95%, 8/10/2026	1,601,000	1,612,351
4.95%, 11/21/2032 (a)	1,294,000	1,284,217
4.98%, 8/10/2030	1,844,000	1,857,148
5.00%, 12/5/2026	1,685,000	1,700,384
5.00%, 1/31/2029 (a)	1,555,000	1,568,280
5.09%, 8/10/2033 (a)	1,243,000	1,235,654
5.20%, 1/31/2034 (a)	1,593,000	1,598,496
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031	1,744,000	1,488,033
3.05%, 1/15/2026	27,000	26,560
5.20%, 9/15/2034 (a)	1,025,000	1,005,248
5.35%, 12/1/2028	1,986,000	2,015,274
		95,750,962
HEALTH CARE SERVICES — 2.7%
Adventist Health System 5.43%, 3/1/2032 (a)	1,708,000	1,702,329
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030	1,851,000	1,612,425
3.83%, 8/15/2028	335,000	324,823
Security Description	Principal Amount	Value
Ascension Health Series B, 2.53%, 11/15/2029	$1,598,000	$1,436,218
Banner Health:
1.90%, 1/1/2031	754,000	629,877
2.34%, 1/1/2030	1,869,000	1,654,869
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	711,000	595,647
Bon Secours Mercy Health, Inc.:
Series 20-2, 2.10%, 6/1/2031 (a)	985,000	820,879
3.46%, 6/1/2030	1,492,000	1,397,258
Series 2018, 4.30%, 7/1/2028	9,000	8,828
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	658,000	553,141
Centene Corp.:
2.45%, 7/15/2028	6,601,000	5,948,425
2.50%, 3/1/2031	3,554,000	2,934,289
2.63%, 8/1/2031	2,052,000	1,689,473
3.00%, 10/15/2030	4,074,000	3,515,169
3.38%, 2/15/2030	4,219,000	3,758,538
4.25%, 12/15/2027	4,461,000	4,318,516
4.63%, 12/15/2029	7,690,000	7,270,587
CHRISTUS Health Series C, 4.34%, 7/1/2028	1,434,000	1,404,488
Cigna Group:
1.25%, 3/15/2026	1,983,000	1,902,748
2.38%, 3/15/2031	3,161,000	2,676,450
2.40%, 3/15/2030	2,805,000	2,452,355
3.05%, 10/15/2027	1,246,000	1,192,198
3.40%, 3/1/2027 (a)	2,000,000	1,944,540
4.38%, 10/15/2028	6,235,000	6,110,487
4.50%, 2/25/2026	2,003,000	1,998,233
5.00%, 5/15/2029 (a)	3,187,000	3,185,056
5.13%, 5/15/2031	1,998,000	1,988,969
5.25%, 2/15/2034	1,781,000	1,746,716
5.40%, 3/15/2033	1,325,000	1,322,787
5.69%, 3/15/2026	1,201,000	1,200,099
CommonSpirit Health:
2.78%, 10/1/2030	2,853,000	2,526,046
3.35%, 10/1/2029 (a)	1,770,000	1,649,357
5.21%, 12/1/2031	1,786,000	1,779,392
6.07%, 11/1/2027	1,414,000	1,459,290
Elevance Health, Inc.:
1.50%, 3/15/2026	1,920,000	1,848,979
2.25%, 5/15/2030	500,000	433,915
2.55%, 3/15/2031	1,816,000	1,558,437
2.88%, 9/15/2029	1,012,000	920,374
3.65%, 12/1/2027	3,029,000	2,946,611
4.10%, 3/1/2028 (a)	2,474,000	2,418,706
4.10%, 5/15/2032	1,631,000	1,506,587
4.50%, 10/30/2026	840,000	838,295

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 2/15/2030	$1,245,000	$1,229,973
4.75%, 2/15/2033	1,671,000	1,601,152
4.95%, 11/1/2031 (a)	2,828,000	2,782,017
5.15%, 6/15/2029 (a)	1,285,000	1,292,594
5.20%, 2/15/2035	610,000	595,946
5.38%, 6/15/2034 (a)	1,790,000	1,773,138
5.50%, 10/15/2032 (a)	1,657,000	1,672,278
HCA, Inc.:
2.38%, 7/15/2031	1,093,000	907,223
3.13%, 3/15/2027 (a)	1,779,000	1,712,163
3.38%, 3/15/2029	2,154,000	2,000,894
3.50%, 9/1/2030	5,917,000	5,372,518
3.63%, 3/15/2032 (a)	5,223,000	4,600,157
4.13%, 6/15/2029	6,619,000	6,318,431
4.50%, 2/15/2027	4,254,000	4,213,417
5.20%, 6/1/2028 (a)	1,717,000	1,721,327
5.25%, 6/15/2026	3,480,000	3,488,143
5.38%, 9/1/2026	1,723,000	1,729,892
5.45%, 4/1/2031	3,167,000	3,160,571
5.45%, 9/15/2034 (a)	5,863,000	5,716,190
5.50%, 6/1/2033 (a)	1,936,000	1,912,342
5.60%, 4/1/2034	2,358,000	2,322,960
5.88%, 2/1/2029	1,693,000	1,727,114
Humana, Inc.:
1.35%, 2/3/2027	1,624,000	1,509,476
2.15%, 2/3/2032	1,697,000	1,352,085
3.13%, 8/15/2029	1,590,000	1,452,576
3.70%, 3/23/2029	1,500,000	1,415,265
3.95%, 3/15/2027	1,783,000	1,748,071
4.88%, 4/1/2030	1,685,000	1,649,531
5.38%, 4/15/2031	2,003,000	1,986,455
5.75%, 3/1/2028 (a)	1,821,000	1,854,670
5.75%, 12/1/2028	1,597,000	1,625,842
5.88%, 3/1/2033	704,000	706,274
5.95%, 3/15/2034	1,995,000	2,009,344
Icon Investments Six DAC:
5.81%, 5/8/2027 (a)	2,545,000	2,587,043
5.85%, 5/8/2029	1,600,000	1,630,752
6.00%, 5/8/2034	1,948,000	1,968,045
IQVIA, Inc.:
5.70%, 5/15/2028	1,588,000	1,607,707
6.25%, 2/1/2029	2,965,000	3,062,756
Kaiser Foundation Hospitals 3.15%, 5/1/2027	1,775,000	1,718,413
Laboratory Corp. of America Holdings:
2.70%, 6/1/2031	1,725,000	1,482,051
2.95%, 12/1/2029	1,459,000	1,323,371
4.35%, 4/1/2030	1,450,000	1,398,220
4.55%, 4/1/2032 (a)	1,400,000	1,338,988
4.80%, 10/1/2034	2,375,000	2,250,099
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	1,950,000	1,506,940
Security Description	Principal Amount	Value
OhioHealth Corp. 2.30%, 11/15/2031	$1,011,000	$846,076
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	208,000	170,329
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029 (a)	1,711,000	1,531,071
Series H, 2.75%, 10/1/2026	1,455,000	1,404,395
5.40%, 10/1/2033	1,835,000	1,832,890
Quest Diagnostics, Inc.:
2.80%, 6/30/2031 (a)	200,000	173,664
2.95%, 6/30/2030	1,048,000	941,261
3.45%, 6/1/2026	1,666,000	1,638,244
4.20%, 6/30/2029 (a)	800,000	775,792
4.60%, 12/15/2027	715,000	714,149
4.63%, 12/15/2029	2,639,000	2,596,143
6.40%, 11/30/2033	1,469,000	1,573,696
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	628,000	600,337
SSM Health Care Corp.:
Series A, 3.82%, 6/1/2027	1,898,000	1,861,141
4.89%, 6/1/2028	796,000	793,660
Stanford Health Care Series 2020, 3.31%, 8/15/2030	1,298,000	1,197,081
Sutter Health:
Series 20A, 2.29%, 8/15/2030	1,461,000	1,271,333
Series 2018, 3.70%, 8/15/2028	635,000	609,105
5.16%, 8/15/2033	1,904,000	1,892,766
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	1,767,000	1,688,757
1.25%, 1/15/2026 (a)	1,684,000	1,628,613
2.00%, 5/15/2030	2,231,000	1,921,426
2.30%, 5/15/2031 (a)	2,861,000	2,432,909
2.88%, 8/15/2029 (a)	2,415,000	2,220,182
2.95%, 10/15/2027	1,799,000	1,722,201
3.10%, 3/15/2026 (a)	1,545,000	1,522,520
3.38%, 4/15/2027 (a)	1,835,000	1,787,639
3.70%, 5/15/2027	1,639,000	1,605,646
3.85%, 6/15/2028 (a)	1,687,000	1,639,899
3.88%, 12/15/2028 (a)	1,593,000	1,540,670
4.00%, 5/15/2029 (a)	1,423,000	1,374,775
4.20%, 5/15/2032	1,673,000	1,576,301
4.25%, 1/15/2029 (a)	1,894,000	1,856,461
4.50%, 4/15/2033	2,176,000	2,064,719
4.60%, 4/15/2027 (a)	1,540,000	1,541,432
4.70%, 4/15/2029	2,212,000	2,202,245
4.75%, 7/15/2026	855,000	857,933
4.80%, 1/15/2030	3,419,500	3,403,428
4.90%, 4/15/2031 (a)	1,744,000	1,734,809
4.95%, 1/15/2032	2,448,000	2,418,673

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 4/15/2034	$2,559,000	$2,496,279
5.15%, 7/15/2034 (a)	3,439,000	3,391,164
5.25%, 2/15/2028	1,574,000	1,598,491
5.30%, 2/15/2030	1,922,000	1,952,906
5.35%, 2/15/2033 (a)	3,747,000	3,770,419
Universal Health Services, Inc.:
2.65%, 10/15/2030	1,473,000	1,266,206
2.65%, 1/15/2032	1,664,000	1,365,495
4.63%, 10/15/2029	1,977,000	1,908,418
5.05%, 10/15/2034	1,665,000	1,554,544
UPMC:
Series 2021, 1.80%, 4/15/2026	100,000	95,769
5.04%, 5/15/2033	1,975,000	1,944,032
		268,724,914
HOME BUILDERS — 0.3%
DR Horton, Inc.:
1.30%, 10/15/2026	5,144,000	4,840,658
5.00%, 10/15/2034 (a)	610,000	589,400
Lennar Corp.:
4.75%, 11/29/2027	380,000	378,887
5.00%, 6/15/2027	1,456,000	1,459,334
5.25%, 6/1/2026	1,656,000	1,664,114
MDC Holdings, Inc.:
2.50%, 1/15/2031	772,000	668,251
3.85%, 1/15/2030	1,715,000	1,609,219
Meritage Homes Corp. 5.13%, 6/6/2027	1,655,000	1,659,584
NVR, Inc. 3.00%, 5/15/2030	1,666,000	1,502,266
PulteGroup, Inc.:
5.00%, 1/15/2027	178,000	178,134
6.38%, 5/15/2033 (a)	2,363,000	2,492,587
7.88%, 6/15/2032	1,705,000	1,944,552
Toll Brothers Finance Corp.:
3.80%, 11/1/2029	4,512,000	4,248,048
4.35%, 2/15/2028	1,477,000	1,444,521
		24,679,555
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc.:
3.50%, 11/15/2027	1,904,000	1,798,480
4.40%, 3/15/2029 (a)	1,724,000	1,614,060
Whirlpool Corp.:
2.40%, 5/15/2031 (a)	1,769,000	1,455,144
4.70%, 5/14/2032 (a)	1,662,000	1,549,483
5.50%, 3/1/2033 (a)	1,369,000	1,336,897
		7,754,064
HOUSEHOLD PRODUCTS — 0.6%
Colgate-Palmolive Co.:
3.10%, 8/15/2027	100,000	96,756
3.25%, 8/15/2032	1,778,000	1,594,919
4.60%, 3/1/2033 (a)	1,787,000	1,760,713
4.80%, 3/2/2026	1,156,000	1,161,537
Security Description	Principal Amount	Value
Conopco, Inc. Series E, 7.25%, 12/15/2026	$1,566,000	$1,648,246
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (a)	1,686,000	1,400,223
2.38%, 12/1/2029 (a)	1,759,000	1,567,902
2.60%, 4/15/2030 (a)	1,585,000	1,406,751
3.15%, 3/15/2027 (a)	1,480,000	1,433,380
4.38%, 5/15/2028 (a)	1,450,000	1,432,122
4.65%, 5/15/2033 (a)	1,310,000	1,251,116
5.00%, 2/14/2034 (a)	1,616,000	1,587,882
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	3,736,000	3,627,507
3.38%, 3/24/2029	2,228,000	2,094,298
3.63%, 3/24/2032	3,674,000	3,326,587
Procter & Gamble Co.:
1.00%, 4/23/2026 (a)	620,000	594,617
1.20%, 10/29/2030 (a)	2,102,000	1,735,453
1.90%, 2/1/2027	1,917,000	1,822,358
1.95%, 4/23/2031 (a)	1,689,000	1,439,619
2.30%, 2/1/2032 (a)	1,700,000	1,460,334
2.45%, 11/3/2026	617,000	596,664
2.70%, 2/2/2026	1,541,000	1,512,846
2.80%, 3/25/2027	1,902,000	1,839,576
2.85%, 8/11/2027	1,495,000	1,439,356
3.00%, 3/25/2030 (a)	2,013,000	1,857,194
3.95%, 1/26/2028 (a)	778,000	768,096
4.05%, 1/26/2033 (a)	439,000	418,573
4.10%, 1/26/2026	894,000	891,291
4.15%, 10/24/2029 (a)	900,000	888,759
4.35%, 1/29/2029 (a)	1,427,000	1,420,108
4.55%, 1/29/2034 (a)	883,000	858,965
Unilever Capital Corp.:
1.38%, 9/14/2030	2,136,000	1,772,474
1.75%, 8/12/2031 (a)	1,831,000	1,514,823
2.00%, 7/28/2026 (a)	1,092,000	1,052,513
2.13%, 9/6/2029	2,653,000	2,361,674
2.90%, 5/5/2027	1,918,000	1,851,081
3.50%, 3/22/2028 (a)	1,910,000	1,848,402
4.25%, 8/12/2027	465,000	462,205
4.63%, 8/12/2034	567,000	545,709
5.90%, 11/15/2032 (a)	2,500,000	2,653,325
		58,995,954
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp.:
2.65%, 4/30/2030 (a)	1,746,000	1,548,754
4.88%, 12/6/2028	2,316,000	2,309,330
5.75%, 3/15/2033	1,369,000	1,405,183
Church & Dwight Co., Inc.:
2.30%, 12/15/2031 (a)	1,853,000	1,551,461
3.15%, 8/1/2027	1,677,000	1,622,095
5.60%, 11/15/2032 (a)	288,000	296,551
Clorox Co.:
1.80%, 5/15/2030	2,867,000	2,439,530
3.10%, 10/1/2027	213,000	204,154

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 5/15/2028 (a)	$50,000	$48,571
4.60%, 5/1/2032 (a)	1,787,000	1,747,329
Kimberly-Clark Corp.:
1.05%, 9/15/2027	1,584,000	1,447,665
2.00%, 11/2/2031	227,000	191,109
3.10%, 3/26/2030	1,957,000	1,809,481
3.95%, 11/1/2028	1,462,000	1,428,915
4.50%, 2/16/2033	1,895,000	1,843,930
		19,894,058
INSURANCE — 2.7%
ACE Capital Trust II 9.70%, 4/1/2030	1,356,000	1,617,952
Aegon Ltd. 6 mo. USD Term SOFR + 3.54%, 5.50%, 4/11/2048 (b)	1,043,000	1,026,677
Aflac, Inc.:
1.13%, 3/15/2026 (a)	1,798,000	1,725,073
2.88%, 10/15/2026	1,716,000	1,665,138
3.60%, 4/1/2030 (a)	1,606,000	1,509,062
Alleghany Corp. 3.63%, 5/15/2030	926,000	870,523
Allstate Corp.:
1.45%, 12/15/2030	1,385,000	1,125,866
3.28%, 12/15/2026	1,682,000	1,643,533
5.05%, 6/24/2029	525,000	527,688
5.25%, 3/30/2033 (a)	1,730,000	1,725,191
5.35%, 6/1/2033	218,000	219,349
American Financial Group, Inc. 5.25%, 4/2/2030 (a)	469,000	474,375
American International Group, Inc.:
3.40%, 6/30/2030 (a)	1,686,000	1,555,976
4.20%, 4/1/2028	2,058,000	2,011,180
5.13%, 3/27/2033 (a)	1,521,000	1,505,121
American National Group, Inc.:
5.00%, 6/15/2027 (a)	1,742,000	1,732,733
5.75%, 10/1/2029	1,425,000	1,428,577
Aon Corp.:
2.80%, 5/15/2030	1,046,000	930,930
3.75%, 5/2/2029	3,009,000	2,859,754
8.21%, 1/1/2027	1,002,000	1,055,176
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031	1,278,000	1,054,669
2.60%, 12/2/2031	881,000	747,564
5.35%, 2/28/2033	1,474,000	1,466,379
Aon North America, Inc.:
5.13%, 3/1/2027	1,973,000	1,987,225
5.15%, 3/1/2029	1,700,000	1,706,018
5.30%, 3/1/2031 (a)	2,433,000	2,445,408
5.45%, 3/1/2034 (a)	1,907,000	1,905,932
Arch Capital Finance LLC 4.01%, 12/15/2026 (a)	789,000	779,682
Security Description	Principal Amount	Value
Arthur J Gallagher & Co.:
2.40%, 11/9/2031	$1,186,000	$991,994
4.60%, 12/15/2027 (a)	645,000	642,472
4.85%, 12/15/2029 (a)	1,100,000	1,094,808
5.00%, 2/15/2032	1,050,000	1,036,256
5.15%, 2/15/2035	555,000	540,997
5.45%, 7/15/2034	750,000	752,918
5.50%, 3/2/2033	735,000	739,785
6.50%, 2/15/2034 (a)	1,315,000	1,412,060
Assurant, Inc.:
2.65%, 1/15/2032	1,605,000	1,344,605
3.70%, 2/22/2030	1,721,000	1,602,458
4.90%, 3/27/2028 (a)	1,859,000	1,853,944
Assured Guaranty U.S. Holdings, Inc.:
3.15%, 6/15/2031 (a)	1,608,000	1,420,877
6.13%, 9/15/2028	606,000	628,858
Athene Holding Ltd.:
3.50%, 1/15/2031	887,000	800,784
4.13%, 1/12/2028	1,879,000	1,832,683
5.88%, 1/15/2034 (a)	1,863,000	1,889,250
6.15%, 4/3/2030 (a)	1,955,000	2,030,619
6.65%, 2/1/2033	1,485,000	1,577,545
AXA SA 8.60%, 12/15/2030	1,488,000	1,748,638
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	1,127,000	1,070,594
5 yr. CMT + 3.19%, 4.90%, 1/15/2040 (b)	863,000	807,811
AXIS Specialty Finance PLC 4.00%, 12/6/2027 (a)	510,000	497,123
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	665,000	556,718
1.85%, 3/12/2030 (a)	1,447,000	1,262,044
2.30%, 3/15/2027 (a)	984,000	941,442
2.88%, 3/15/2032	1,778,000	1,555,163
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	1,471,000	1,448,656
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	3,020,000	2,930,638
5.63%, 5/15/2030 (a)	1,624,000	1,658,201
Brown & Brown, Inc.:
2.38%, 3/15/2031 (a)	1,208,000	1,015,215
4.20%, 3/17/2032	1,848,000	1,705,187
4.50%, 3/15/2029	1,209,000	1,183,865
5.65%, 6/11/2034	1,627,000	1,628,188
Chubb INA Holdings LLC:
1.38%, 9/15/2030 (a)	1,743,000	1,446,272
3.35%, 5/3/2026 (a)	2,515,000	2,477,124
4.65%, 8/15/2029 (a)	985,000	981,109
5.00%, 3/15/2034	2,662,000	2,629,497
Cincinnati Financial Corp.:
6.13%, 11/1/2034	466,000	484,840
6.92%, 5/15/2028	484,000	514,158

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CNA Financial Corp.:
2.05%, 8/15/2030	$1,504,000	$1,290,688
3.45%, 8/15/2027	841,000	813,020
3.90%, 5/1/2029	881,000	843,064
4.50%, 3/1/2026	1,681,000	1,675,940
5.13%, 2/15/2034 (a)	1,735,000	1,703,267
5.50%, 6/15/2033	464,000	468,362
CNO Financial Group, Inc.:
5.25%, 5/30/2029 (a)	1,646,000	1,634,182
6.45%, 6/15/2034	1,490,000	1,537,695
Corebridge Financial, Inc.:
3.65%, 4/5/2027	2,280,000	2,215,658
3.85%, 4/5/2029 (a)	1,814,000	1,732,805
3.90%, 4/5/2032 (a)	2,669,000	2,430,044
5.75%, 1/15/2034 (a)	1,720,000	1,752,009
6.05%, 9/15/2033 (a)	2,048,000	2,118,083
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (a) (b)	1,333,000	1,368,205
Enstar Finance LLC 5 yr. CMT + 4.01%, 5.50%, 1/15/2042 (b)	500,000	476,670
Enstar Group Ltd.:
3.10%, 9/1/2031	1,732,000	1,480,427
4.95%, 6/1/2029 (a)	1,962,000	1,927,979
Equitable Holdings, Inc.:
4.35%, 4/20/2028	2,678,000	2,624,038
5.59%, 1/11/2033	1,717,000	1,734,342
Essent Group Ltd. 6.25%, 7/1/2029	1,606,000	1,640,256
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034	1,465,000	1,423,746
6.50%, 6/4/2029	295,000	300,794
7.40%, 1/13/2028	1,952,000	2,031,505
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	499,000	445,208
4.63%, 4/29/2030 (a)	1,157,000	1,128,977
4.85%, 4/17/2028	337,000	334,678
5.63%, 8/16/2032	1,401,000	1,417,434
6.00%, 12/7/2033	1,310,000	1,350,662
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	1,877,000	1,583,625
3.40%, 6/15/2030	1,565,000	1,420,081
4.50%, 8/15/2028 (a)	518,000	508,205
First American Financial Corp.:
2.40%, 8/15/2031 (a)	1,380,000	1,135,547
4.00%, 5/15/2030	1,672,000	1,558,555
5.45%, 9/30/2034	1,469,000	1,417,967
Globe Life, Inc.:
2.15%, 8/15/2030	2,230,000	1,887,271
4.80%, 6/15/2032 (a)	606,000	584,384
5.85%, 9/15/2034 (a)	650,000	652,405
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	1,660,000	1,428,231
4.50%, 4/15/2026	790,000	785,276
Security Description	Principal Amount	Value
Hartford Financial Services Group, Inc. 2.80%, 8/19/2029 (a)	$777,000	$707,909
Horace Mann Educators Corp. 7.25%, 9/15/2028	1,234,000	1,314,247
Jackson Financial, Inc.:
3.13%, 11/23/2031 (a)	1,725,000	1,471,201
5.17%, 6/8/2027	171,000	171,828
5.67%, 6/8/2032	1,394,000	1,404,748
Kemper Corp.:
2.40%, 9/30/2030	1,711,000	1,450,209
3.80%, 2/23/2032 (a)	1,722,000	1,515,808
Lincoln National Corp.:
3.05%, 1/15/2030 (a)	815,000	733,973
3.40%, 1/15/2031	264,000	237,222
3.40%, 3/1/2032 (a)	1,758,000	1,540,430
3.63%, 12/12/2026	726,000	711,386
3.80%, 3/1/2028 (a)	200,000	192,812
5.85%, 3/15/2034	1,754,000	1,778,994
Loews Corp.:
3.20%, 5/15/2030	1,700,000	1,564,731
3.75%, 4/1/2026	1,771,000	1,752,599
Manulife Financial Corp.:
2.48%, 5/19/2027	1,505,000	1,431,872
3.70%, 3/16/2032 (a)	1,191,000	1,088,693
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (a) (b)	1,931,000	1,884,366
4.15%, 3/4/2026	2,630,000	2,614,877
Markel Group, Inc.:
3.35%, 9/17/2029	1,397,000	1,299,028
3.50%, 11/1/2027	783,000	755,791
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	1,691,000	1,457,929
2.38%, 12/15/2031	476,000	399,226
3.75%, 3/14/2026	1,391,000	1,378,008
4.38%, 3/15/2029	2,955,000	2,902,726
4.55%, 11/8/2027	770,000	769,338
4.65%, 3/15/2030	2,025,000	2,000,437
4.85%, 11/15/2031	2,100,000	2,071,692
5.15%, 3/15/2034 (a)	4,803,000	4,782,779
5.40%, 9/15/2033 (a)	1,255,000	1,271,315
5.75%, 11/1/2032	1,302,000	1,346,424
5.88%, 8/1/2033	150,000	156,792
Mercury General Corp. 4.40%, 3/15/2027	1,162,000	1,139,318
MetLife, Inc.:
4.55%, 3/23/2030 (a)	2,607,000	2,572,301
5.38%, 7/15/2033 (a)	1,680,000	1,698,614
6.38%, 6/15/2034 (a)	1,280,000	1,379,251
6.50%, 12/15/2032 (a)	1,085,000	1,180,154
MGIC Investment Corp. 5.25%, 8/15/2028	1,695,000	1,658,117
Munich Re America Corp. Series B, 7.45%, 12/15/2026	15,000	15,785

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
NMI Holdings, Inc. 6.00%, 8/15/2029	$1,730,000	$1,747,784
Old Republic International Corp.:
3.88%, 8/26/2026 (a)	1,368,000	1,346,249
5.75%, 3/28/2034	1,927,000	1,931,471
PartnerRe Finance B LLC 5 yr. CMT + 3.82%, 4.50%, 10/1/2050 (a) (b)	1,963,000	1,813,969
Primerica, Inc. 2.80%, 11/19/2031	567,000	484,819
Principal Financial Group, Inc.:
2.13%, 6/15/2030	1,434,000	1,235,377
3.10%, 11/15/2026	2,020,000	1,961,723
5.38%, 3/15/2033	550,000	550,220
Progressive Corp.:
2.45%, 1/15/2027 (a)	1,986,000	1,904,058
3.00%, 3/15/2032	163,000	143,099
3.20%, 3/26/2030	2,219,000	2,049,690
4.00%, 3/1/2029 (a)	400,000	388,116
4.95%, 6/15/2033 (a)	615,000	608,659
6.25%, 12/1/2032	888,000	954,582
6.63%, 3/1/2029	1,277,000	1,364,973
Prudential Financial, Inc.:
5 yr. CMT + 3.04%, 3.70%, 10/1/2050 (b)	3,049,000	2,709,128
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (a) (b)	1,527,000	1,474,044
5 yr. CMT + 3.16%, 5.13%, 3/1/2052 (b)	6,126,000	5,818,046
3 mo. USD Term SOFR + 2.67%, 5.70%, 9/15/2048 (a) (b)	1,044,000	1,035,199
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (a) (b)	6,816,000	6,823,157
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (a) (b)	7,107,000	7,391,635
Prudential Funding Asia PLC:
3.13%, 4/14/2030 (a)	1,816,000	1,646,367
3.63%, 3/24/2032 (a)	1,951,000	1,762,143
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	612,000	552,312
3.90%, 5/15/2029 (a)	529,000	505,253
3.95%, 9/15/2026	1,922,000	1,895,630
5.75%, 9/15/2034	30,000	30,205
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	1,636,000	1,582,437
RenaissanceRe Holdings Ltd. 5.75%, 6/5/2033	1,915,000	1,921,358
SiriusPoint Ltd. 7.00%, 4/5/2029	1,629,000	1,674,384
Stewart Information Services Corp. 3.60%, 11/15/2031	1,643,000	1,422,690
Security Description	Principal Amount	Value
Travelers Property Casualty Corp. 6.38%, 3/15/2033 (a)	$1,952,000	$2,143,530
Trinity Acquisition PLC 4.40%, 3/15/2026	1,994,000	1,979,304
Unum Group 4.00%, 6/15/2029	1,624,000	1,557,513
Willis North America, Inc.:
2.95%, 9/15/2029	1,972,000	1,795,210
4.50%, 9/15/2028 (a)	1,789,000	1,757,728
4.65%, 6/15/2027	1,581,000	1,577,522
5.35%, 5/15/2033	1,461,000	1,452,161
		265,694,107
INTERNET — 1.6%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	2,462,000	2,073,398
3.40%, 12/6/2027 (a)	4,870,000	4,697,505
4.50%, 11/28/2034 (a)	1,000,000	926,080
4.88%, 5/26/2030 (a) (e)	2,928,000	2,902,263
Alphabet, Inc.:
0.80%, 8/15/2027 (a)	625,000	571,681
1.10%, 8/15/2030 (a)	3,829,000	3,184,886
2.00%, 8/15/2026	3,034,000	2,922,379
Amazon.com, Inc.:
1.00%, 5/12/2026	4,299,000	4,113,111
1.20%, 6/3/2027	1,960,000	1,817,057
1.50%, 6/3/2030 (a)	5,185,000	4,398,073
1.65%, 5/12/2028	4,206,000	3,831,918
2.10%, 5/12/2031 (a)	7,107,000	6,067,246
3.15%, 8/22/2027	6,050,000	5,849,926
3.30%, 4/13/2027	4,780,000	4,666,284
3.45%, 4/13/2029 (a)	2,385,000	2,287,382
3.60%, 4/13/2032	5,215,000	4,822,832
4.55%, 12/1/2027	5,145,000	5,175,047
4.65%, 12/1/2029 (a)	3,209,000	3,229,698
4.70%, 12/1/2032	5,442,000	5,415,171
Ameritrade Holding LLC 3.63%, 4/1/2025	264,000	262,324
Baidu, Inc.:
1.63%, 2/23/2027 (a)	1,120,000	1,049,541
1.72%, 4/9/2026 (a)	1,960,000	1,884,795
2.38%, 10/9/2030 (a)	1,981,000	1,715,388
2.38%, 8/23/2031 (a)	1,056,000	889,733
3.43%, 4/7/2030	4,196,000	3,877,524
3.63%, 7/6/2027	1,085,000	1,056,920
4.38%, 3/29/2028 (a)	759,000	745,254
4.88%, 11/14/2028	100,000	99,595
Booking Holdings, Inc.:
3.55%, 3/15/2028 (a)	1,544,000	1,493,341
3.60%, 6/1/2026	1,539,000	1,519,301
4.63%, 4/13/2030	2,590,000	2,565,913
eBay, Inc.:
1.40%, 5/10/2026	1,808,000	1,730,419
2.60%, 5/10/2031 (a)	1,681,000	1,449,493
2.70%, 3/11/2030	1,347,000	1,208,421

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.60%, 6/5/2027	$1,931,000	$1,882,899
5.95%, 11/22/2027	250,000	258,180
6.30%, 11/22/2032 (a)	1,953,000	2,076,351
Expedia Group, Inc.:
2.95%, 3/15/2031	2,054,000	1,808,321
3.25%, 2/15/2030 (a)	2,244,000	2,068,160
3.80%, 2/15/2028 (a)	566,000	546,128
4.63%, 8/1/2027	1,623,000	1,616,459
5.00%, 2/15/2026	1,772,000	1,775,721
JD.com, Inc.:
3.38%, 1/14/2030 (a)	1,439,000	1,329,017
3.88%, 4/29/2026	1,362,000	1,343,381
Meta Platforms, Inc.:
3.50%, 8/15/2027	5,505,000	5,378,550
3.85%, 8/15/2032 (a)	10,589,000	9,843,005
4.30%, 8/15/2029 (a)	500,000	493,445
4.55%, 8/15/2031	2,447,000	2,406,037
4.75%, 8/15/2034	3,854,000	3,752,987
4.80%, 5/15/2030 (a)	3,825,000	3,853,534
4.95%, 5/15/2033 (a)	3,263,000	3,266,459
Netflix, Inc.:
4.38%, 11/15/2026 (a)	1,577,000	1,572,553
4.88%, 4/15/2028 (a)	1,751,000	1,758,127
4.90%, 8/15/2034 (a)	2,697,000	2,645,730
5.88%, 11/15/2028	3,388,000	3,509,697
6.38%, 5/15/2029 (a)	2,057,000	2,178,198
Tencent Music Entertainment Group 2.00%, 9/3/2030 (a)	4,102,000	3,449,782
Uber Technologies, Inc.:
4.30%, 1/15/2030 (a)	1,460,000	1,413,090
4.80%, 9/15/2034	1,616,000	1,542,294
VeriSign, Inc.:
2.70%, 6/15/2031	1,860,000	1,596,884
4.75%, 7/15/2027	1,720,000	1,719,071
Weibo Corp. 3.38%, 7/8/2030 (a)	1,847,000	1,653,010
		157,236,969
INVESTMENT COMPANY SECURITY — 1.3%
Apollo Debt Solutions BDC:
6.70%, 7/29/2031 (e)	1,980,000	2,032,985
6.90%, 4/13/2029 (a) (e)	1,791,000	1,849,942
ARES Capital Corp.:
2.15%, 7/15/2026	1,956,000	1,871,481
2.88%, 6/15/2027 (a)	1,762,000	1,675,785
2.88%, 6/15/2028	1,006,000	927,059
3.20%, 11/15/2031	4,092,000	3,518,506
3.88%, 1/15/2026	35,000	34,593
5.88%, 3/1/2029	1,640,000	1,654,973
5.95%, 7/15/2029 (a)	1,641,000	1,660,594
7.00%, 1/15/2027	1,836,000	1,902,959
Ares Strategic Income Fund:
5.60%, 2/15/2030 (a) (e)	1,372,000	1,354,781
5.70%, 3/15/2028 (e)	1,774,000	1,773,894
Security Description	Principal Amount	Value
ARES Strategic Income Fund 6.35%, 8/15/2029 (a) (e)	$1,768,000	$1,799,647
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	1,525,000	1,452,654
2.95%, 3/10/2026	585,000	567,842
Barings BDC, Inc.:
3.30%, 11/23/2026	1,254,000	1,204,304
7.00%, 2/15/2029	1,502,000	1,538,694
BlackRock TCP Capital Corp.:
2.85%, 2/9/2026	1,642,000	1,595,811
6.95%, 5/30/2029 (a)	805,000	838,520
Blackstone Private Credit Fund:
2.63%, 12/15/2026 (a)	2,217,000	2,112,225
3.25%, 3/15/2027	1,882,000	1,801,319
4.95%, 9/26/2027 (e)	875,000	864,929
5.25%, 4/1/2030 (e)	1,880,000	1,826,777
5.60%, 11/22/2029 (e)	1,650,000	1,629,523
5.95%, 7/16/2029 (a)	1,905,000	1,918,335
6.00%, 11/22/2034 (e)	1,300,000	1,265,459
6.25%, 1/25/2031 (a)	1,658,000	1,690,530
7.30%, 11/27/2028	1,661,000	1,746,957
Blackstone Secured Lending Fund:
2.13%, 2/15/2027	1,194,000	1,116,581
2.75%, 9/16/2026 (a)	1,408,000	1,351,412
2.85%, 9/30/2028	2,065,000	1,874,917
5.35%, 4/13/2028	1,816,000	1,811,278
5.88%, 11/15/2027	1,585,000	1,610,534
Blue Owl Capital Corp.:
2.63%, 1/15/2027	1,805,000	1,704,353
2.88%, 6/11/2028	1,740,000	1,581,991
3.13%, 4/13/2027	1,577,000	1,486,843
3.40%, 7/15/2026	1,948,000	1,887,865
5.95%, 3/15/2029	1,796,000	1,803,364
8.45%, 11/15/2026	1,275,000	1,339,286
Blue Owl Credit Income Corp.:
3.13%, 9/23/2026	2,712,000	2,603,439
4.70%, 2/8/2027	686,000	676,780
5.80%, 3/15/2030 (e)	1,557,000	1,532,446
6.60%, 9/15/2029 (e)	575,000	586,494
6.65%, 3/15/2031 (a)	1,758,000	1,788,150
7.75%, 9/16/2027 (a)	1,801,000	1,891,104
7.75%, 1/15/2029	1,487,000	1,585,826
7.95%, 6/13/2028	1,440,000	1,529,107
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	1,971,000	1,848,936
Blue Owl Technology Finance Corp. II 6.75%, 4/4/2029 (e)	1,473,000	1,481,661
Carlyle Secured Lending, Inc. 6.75%, 2/18/2030	1,990,000	2,029,084
Franklin BSP Capital Corp. 7.20%, 6/15/2029 (e)	1,608,000	1,641,125

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
FS KKR Capital Corp.:
2.63%, 1/15/2027	$1,734,000	$1,640,589
3.13%, 10/12/2028 (a)	1,724,000	1,561,116
3.25%, 7/15/2027	1,124,000	1,065,878
6.13%, 1/15/2030	1,800,000	1,799,460
6.88%, 8/15/2029	945,000	975,533
7.88%, 1/15/2029 (a)	1,277,000	1,357,630
Goldman Sachs BDC, Inc. 6.38%, 3/11/2027 (a)	1,692,000	1,732,151
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	3,480,000	3,230,867
2.50%, 8/24/2026	1,724,000	1,642,696
6.00%, 7/15/2029 (a)	1,977,000	1,976,209
7.05%, 12/5/2028	1,696,000	1,758,294
Golub Capital Private Credit Fund 5.80%, 9/12/2029 (e)	1,976,000	1,934,879
HA Sustainable Infrastructure Capital, Inc. 6.38%, 7/1/2034 (e)	2,057,000	2,007,426
HPS Corporate Lending Fund:
6.25%, 9/30/2029 (a) (e)	1,492,000	1,514,484
6.75%, 1/30/2029 (a) (e)	1,392,000	1,428,401
Main Street Capital Corp.:
3.00%, 7/14/2026	612,000	589,980
6.50%, 6/4/2027	1,500,000	1,527,345
6.95%, 3/1/2029	612,000	636,817
Morgan Stanley Direct Lending Fund 6.15%, 5/17/2029 (a) (e)	1,999,000	2,010,594
New Mountain Finance Corp.:
6.20%, 10/15/2027	360,000	359,806
6.88%, 2/1/2029 (a)	1,171,000	1,180,040
North Haven Private Income Fund LLC 5.75%, 2/1/2030 (a) (e)	1,500,000	1,461,750
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	2,838,000	2,672,374
7.10%, 2/15/2029	1,360,000	1,400,909
Oaktree Strategic Credit Fund:
6.50%, 7/23/2029 (a)	1,530,000	1,547,381
8.40%, 11/14/2028 (a)	1,059,000	1,133,649
Sixth Street Lending Partners:
5.75%, 1/15/2030 (e)	1,415,000	1,386,134
6.50%, 3/11/2029 (e)	1,772,000	1,794,061
Sixth Street Specialty Lending, Inc.:
6.13%, 3/1/2029 (a)	500,000	506,260
6.95%, 8/14/2028	1,395,000	1,452,251
		126,158,618
IRON/STEEL — 0.3%
ArcelorMittal SA:
4.25%, 7/16/2029 (a)	500,000	483,775
4.55%, 3/11/2026	1,643,000	1,632,912
Security Description	Principal Amount	Value
6.00%, 6/17/2034 (a)	$1,666,000	$1,689,341
6.55%, 11/29/2027 (a)	2,278,000	2,368,755
6.80%, 11/29/2032 (a)	1,827,000	1,952,771
Nucor Corp.:
2.70%, 6/1/2030	1,122,000	1,001,778
3.13%, 4/1/2032	1,805,000	1,582,245
3.95%, 5/1/2028	457,000	444,167
4.30%, 5/23/2027 (a)	1,830,000	1,815,397
Reliance, Inc. 2.15%, 8/15/2030 (a)	1,363,000	1,163,102
Steel Dynamics, Inc.:
1.65%, 10/15/2027	842,000	774,733
3.25%, 1/15/2031 (a)	1,601,000	1,443,686
3.45%, 4/15/2030 (a)	1,583,000	1,466,032
5.00%, 12/15/2026	523,000	523,669
5.38%, 8/15/2034 (a)	1,930,000	1,915,660
Vale Overseas Ltd.:
3.75%, 7/8/2030 (a)	4,732,000	4,325,568
6.13%, 6/12/2033 (a)	2,918,000	2,942,307
8.25%, 1/17/2034	3,000	3,513
		27,529,411
IT SERVICES — 0.6%
Accenture Capital, Inc.:
3.90%, 10/4/2027 (a)	970,000	955,828
4.05%, 10/4/2029	2,267,000	2,200,690
4.25%, 10/4/2031	6,266,000	6,023,756
Apple, Inc.:
4.00%, 5/10/2028 (a)	1,457,000	1,436,107
4.15%, 5/10/2030 (a)	1,278,000	1,265,782
4.30%, 5/10/2033	3,891,000	3,796,021
4.42%, 5/8/2026	2,311,000	2,309,706
Booz Allen Hamilton, Inc. 5.95%, 8/4/2033	1,733,000	1,773,414
Dell International LLC/EMC Corp.:
4.35%, 2/1/2030	1,234,000	1,194,450
5.40%, 4/15/2034 (a)	1,747,000	1,741,095
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	1,509,000	1,541,942
Hewlett Packard Enterprise Co.:
4.40%, 9/25/2027	4,615,000	4,564,881
4.45%, 9/25/2026	2,350,000	2,338,156
4.55%, 10/15/2029	5,878,000	5,728,875
4.85%, 10/15/2031	5,236,000	5,107,456
5.00%, 10/15/2034	5,303,000	5,100,638
5.25%, 7/1/2028	1,331,000	1,343,511
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2029	1,981,000	1,963,112
4.70%, 2/5/2026 (a)	1,458,000	1,459,677
4.75%, 2/5/2031	1,494,000	1,478,746
4.90%, 2/5/2034 (a)	1,453,000	1,411,619

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (a)	$1,834,000	$1,909,102
		56,644,564
LEISURE TIME — 0.1%
Brunswick Corp.:
2.40%, 8/18/2031 (a)	1,596,000	1,306,071
4.40%, 9/15/2032 (a)	1,992,000	1,824,094
5.85%, 3/18/2029 (a)	1,804,000	1,832,593
Polaris, Inc. 6.95%, 3/15/2029 (a)	1,767,000	1,858,884
		6,821,642
LODGING — 0.6%
Choice Hotels International, Inc.:
3.70%, 12/1/2029 (a)	1,294,000	1,201,583
3.70%, 1/15/2031	1,656,000	1,489,622
5.85%, 8/1/2034	1,472,000	1,474,738
Hyatt Hotels Corp.:
4.38%, 9/15/2028	778,000	756,193
4.85%, 3/15/2026	1,873,000	1,871,633
5.25%, 6/30/2029	1,714,000	1,715,577
5.38%, 12/15/2031	1,950,000	1,940,991
5.50%, 6/30/2034 (a)	1,549,000	1,535,539
5.75%, 1/30/2027	450,000	456,939
5.75%, 4/23/2030	1,736,000	1,775,477
Las Vegas Sands Corp.:
3.50%, 8/18/2026	1,779,000	1,732,853
3.90%, 8/8/2029	1,868,000	1,736,007
5.90%, 6/1/2027	1,166,000	1,182,907
6.00%, 8/15/2029	1,331,000	1,347,318
6.20%, 8/15/2034	1,626,000	1,635,284
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033	1,782,000	1,464,804
Series HH, 2.85%, 4/15/2031	3,964,000	3,463,030
Series R, 3.13%, 6/15/2026	1,967,000	1,922,880
Series GG, 3.50%, 10/15/2032	1,629,000	1,437,006
Series X, 4.00%, 4/15/2028	1,403,000	1,365,245
Series FF, 4.63%, 6/15/2030 (a)	1,738,000	1,706,177
Series AA, 4.65%, 12/1/2028 (a)	1,212,000	1,203,395
4.80%, 3/15/2030	785,000	779,128
4.88%, 5/15/2029 (a)	1,283,000	1,277,983
4.90%, 4/15/2029	1,843,000	1,840,235
5.00%, 10/15/2027	1,480,000	1,490,745
5.30%, 5/15/2034	1,860,000	1,845,845
5.55%, 10/15/2028	1,650,000	1,685,508
Sands China Ltd.:
2.30%, 3/8/2027	874,000	813,213
2.85%, 3/8/2029	1,806,000	1,609,399
3.25%, 8/8/2031 (a)	1,756,000	1,501,485
3.80%, 1/8/2026	610,000	598,691
Security Description	Principal Amount	Value
4.38%, 6/18/2030 (a)	$2,862,000	$2,667,985
5.40%, 8/8/2028 (a)	3,662,000	3,619,484
		54,144,899
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 3.80%, 4/3/2028 (a)	470,000	458,786
Caterpillar Financial Services Corp.:
0.90%, 3/2/2026	1,673,000	1,606,398
Series MTN, 1.10%, 9/14/2027 (a)	1,712,000	1,570,109
Series MTN, 1.70%, 1/8/2027	1,543,000	1,460,233
2.40%, 8/9/2026	1,201,000	1,162,400
Series MTN, 3.60%, 8/12/2027 (a)	1,633,000	1,597,482
Series DMTN, 4.35%, 5/15/2026	1,751,000	1,749,056
4.38%, 8/16/2029 (a)	1,739,000	1,711,993
4.40%, 10/15/2027	1,982,000	1,973,913
4.45%, 10/16/2026 (a)	765,000	765,191
4.50%, 1/8/2027 (a)	1,042,000	1,044,126
4.60%, 11/15/2027	1,600,000	1,600,960
4.70%, 11/15/2029	1,950,000	1,943,214
4.80%, 1/6/2026	886,000	888,906
4.85%, 2/27/2029 (a)	1,582,000	1,590,622
5.00%, 5/14/2027	1,670,000	1,687,819
5.05%, 2/27/2026 (a)	1,585,000	1,595,810
Caterpillar, Inc.:
1.90%, 3/12/2031 (a)	508,000	430,952
2.60%, 9/19/2029 (a)	2,000	1,824
2.60%, 4/9/2030	3,309,000	2,983,626
Oshkosh Corp. 3.10%, 3/1/2030 (a)	1,966,000	1,801,112
		29,624,532
MACHINERY-DIVERSIFIED — 1.1%
AGCO Corp.:
5.45%, 3/21/2027	1,596,000	1,611,130
5.80%, 3/21/2034 (a)	700,000	703,626
CNH Industrial Capital LLC:
1.45%, 7/15/2026	500,000	475,330
1.88%, 1/15/2026	1,445,000	1,400,797
4.50%, 10/8/2027 (a)	1,020,000	1,010,055
4.55%, 4/10/2028 (a)	2,957,000	2,915,129
5.10%, 4/20/2029	1,337,000	1,336,265
5.50%, 1/12/2029	1,452,000	1,472,822
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (a)	404,000	394,704
Deere & Co.:
3.10%, 4/15/2030	1,600,000	1,471,984
5.38%, 10/16/2029 (a)	1,345,000	1,387,973
7.13%, 3/3/2031	1,246,000	1,406,024
Dover Corp. 2.95%, 11/4/2029	675,000	615,107

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Flowserve Corp.:
2.80%, 1/15/2032	$1,914,000	$1,624,393
3.50%, 10/1/2030	1,849,000	1,688,340
IDEX Corp.:
2.63%, 6/15/2031	1,894,000	1,627,836
4.95%, 9/1/2029	1,980,000	1,971,625
Ingersoll Rand, Inc.:
5.18%, 6/15/2029	1,458,000	1,470,947
5.20%, 6/15/2027	2,810,000	2,842,118
5.31%, 6/15/2031	1,694,000	1,711,939
5.40%, 8/14/2028	1,385,000	1,407,645
5.70%, 8/14/2033 (a)	1,929,000	1,972,769
John Deere Capital Corp.:
Series MTN, 1.05%, 6/17/2026	1,641,000	1,562,495
Series MTN, 1.30%, 10/13/2026	1,680,000	1,590,607
1.45%, 1/15/2031 (a)	1,261,000	1,039,858
Series MTN, 1.50%, 3/6/2028	1,424,000	1,293,206
Series MTN, 1.70%, 1/11/2027 (a)	1,244,000	1,176,625
Series MTN, 1.75%, 3/9/2027	1,284,000	1,209,400
Series MTN, 2.00%, 6/17/2031	1,990,000	1,668,615
Series MTN, 2.35%, 3/8/2027 (a)	1,698,000	1,620,656
Series MTN, 2.45%, 1/9/2030 (a)	1,481,000	1,331,256
Series MTN, 2.65%, 6/10/2026	1,423,000	1,387,510
Series MTN, 2.80%, 9/8/2027 (a)	1,463,000	1,401,335
Series MTN, 2.80%, 7/18/2029	1,056,000	973,305
Series MTN, 3.05%, 1/6/2028	1,482,000	1,423,002
Series MTN, 3.35%, 4/18/2029 (a)	1,639,000	1,554,591
Series MTN, 3.45%, 3/7/2029	1,075,000	1,023,722
Series MTN, 3.90%, 6/7/2032	1,754,000	1,628,291
Series MTN, 4.15%, 9/15/2027	1,549,000	1,533,789
4.20%, 7/15/2027	1,700,000	1,687,539
Series MTN, 4.35%, 9/15/2032	1,836,000	1,759,990
4.40%, 9/8/2031	1,787,000	1,731,263
4.50%, 1/8/2027	1,588,000	1,589,937
4.50%, 1/16/2029	1,256,000	1,244,859
Series MTN, 4.70%, 6/10/2030 (a)	1,905,000	1,898,885
Series MTN, 4.75%, 6/8/2026	1,628,000	1,634,903
Security Description	Principal Amount	Value
Series MTN, 4.75%, 1/20/2028 (a)	$1,659,000	$1,667,328
Series MTN, 4.85%, 3/5/2027	1,632,000	1,642,494
Series MTN, 4.85%, 6/11/2029	1,905,000	1,911,648
Series MTN, 4.85%, 10/11/2029	836,000	841,685
Series MTN, 4.90%, 6/11/2027	639,000	643,748
Series MTN, 4.90%, 3/3/2028 (a)	1,423,000	1,434,085
Series MTN, 4.90%, 3/7/2031 (a)	1,548,000	1,546,127
Series MTN, 4.95%, 7/14/2028	2,800,000	2,826,572
Series FXD, 5.05%, 3/3/2026	878,000	884,392
Series MTN, 5.05%, 6/12/2034	1,957,000	1,946,706
Series MTN, 5.10%, 4/11/2034 (a)	1,682,000	1,680,486
Series I, 5.15%, 9/8/2033	2,213,000	2,218,422
Nordson Corp.:
4.50%, 12/15/2029	3,650,000	3,561,232
5.60%, 9/15/2028	1,625,000	1,659,255
5.80%, 9/15/2033 (a)	207,000	213,256
nVent Finance SARL:
2.75%, 11/15/2031	1,895,000	1,593,468
4.55%, 4/15/2028	1,410,000	1,395,632
5.65%, 5/15/2033	491,000	490,612
Otis Worldwide Corp.:
2.29%, 4/5/2027	219,000	207,601
2.57%, 2/15/2030	2,553,000	2,268,928
5.13%, 11/19/2031	1,975,000	1,976,540
5.25%, 8/16/2028 (a)	1,879,000	1,901,830
Rockwell Automation, Inc. 1.75%, 8/15/2031	1,725,000	1,412,482
Westinghouse Air Brake Technologies Corp.:
3.45%, 11/15/2026	1,695,000	1,652,913
4.70%, 9/15/2028	1,797,000	1,780,683
5.61%, 3/11/2034 (a)	1,447,000	1,465,478
Xylem, Inc.:
1.95%, 1/30/2028	1,744,000	1,599,021
2.25%, 1/30/2031 (a)	1,810,000	1,542,735
3.25%, 11/1/2026 (a)	1,694,000	1,652,057
		113,101,613
MEDIA — 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	2,623,000	2,312,227
2.30%, 2/1/2032	10,103,000	7,997,737
2.80%, 4/1/2031	9,000	7,596

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 2/15/2028	$4,358,000	$4,150,646
4.20%, 3/15/2028	2,156,000	2,083,990
4.40%, 4/1/2033	2,749,000	2,453,647
5.05%, 3/30/2029	2,160,000	2,118,031
6.15%, 11/10/2026	1,994,000	2,032,085
6.55%, 6/1/2034	2,872,000	2,936,448
6.65%, 2/1/2034	1,640,000	1,688,265
Comcast Corp.:
1.50%, 2/15/2031 (a)	3,253,000	2,648,690
1.95%, 1/15/2031	2,780,000	2,325,359
2.35%, 1/15/2027	3,380,000	3,230,198
2.65%, 2/1/2030	2,186,000	1,958,000
3.15%, 3/1/2026	3,545,000	3,491,010
3.15%, 2/15/2028	3,032,000	2,887,283
3.30%, 2/1/2027	2,129,000	2,072,496
3.30%, 4/1/2027	1,818,000	1,766,205
3.40%, 4/1/2030	2,943,000	2,728,043
3.55%, 5/1/2028	2,372,000	2,277,476
4.15%, 10/15/2028	7,272,000	7,094,491
4.20%, 8/15/2034 (a)	466,000	426,521
4.25%, 10/15/2030 (a)	2,809,000	2,708,297
4.25%, 1/15/2033	3,070,000	2,863,819
4.55%, 1/15/2029	1,973,000	1,953,349
4.65%, 2/15/2033 (a)	1,441,000	1,391,069
4.80%, 5/15/2033	1,984,000	1,927,992
5.10%, 6/1/2029 (a)	1,993,000	2,011,515
5.30%, 6/1/2034 (a)	2,427,000	2,423,238
5.35%, 11/15/2027	1,990,000	2,028,706
5.50%, 11/15/2032 (a)	1,874,000	1,918,264
7.05%, 3/15/2033	2,058,000	2,291,748
Discovery Communications LLC:
3.63%, 5/15/2030 (a)	4,963,000	4,413,794
3.95%, 3/20/2028	7,120,000	6,742,213
4.13%, 5/15/2029	2,281,000	2,127,443
4.90%, 3/11/2026	50,000	49,891
FactSet Research Systems, Inc.:
2.90%, 3/1/2027	843,000	809,626
3.45%, 3/1/2032	1,976,000	1,745,322
Fox Corp.:
3.50%, 4/8/2030 (a)	1,586,000	1,473,251
4.71%, 1/25/2029 (a)	3,808,000	3,762,951
6.50%, 10/13/2033 (a)	4,819,000	5,072,190
Grupo Televisa SAB 8.50%, 3/11/2032	1,904,000	2,086,403
Paramount Global:
2.90%, 1/15/2027	650,000	621,485
3.38%, 2/15/2028	1,000,000	941,170
3.70%, 6/1/2028	1,534,000	1,446,685
4.00%, 1/15/2026	1,000	988
4.20%, 6/1/2029	5,405,000	5,100,590
4.20%, 5/19/2032	1,456,000	1,282,867
4.95%, 1/15/2031	2,155,000	2,013,503
5.50%, 5/15/2033	1,586,000	1,489,619
Security Description	Principal Amount	Value
7.88%, 7/30/2030	$2,907,000	$3,149,008
TCI Communications, Inc.:
7.13%, 2/15/2028	1,974,000	2,107,008
7.88%, 2/15/2026	1,119,000	1,158,165
Thomson Reuters Corp. 3.35%, 5/15/2026	1,976,000	1,940,491
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	1,829,000	2,052,924
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	1,822,000	1,749,047
Series MTN, 2.95%, 6/15/2027	1,323,000	1,275,385
3.00%, 2/13/2026 (a)	1,794,000	1,765,816
Series B, 7.00%, 3/1/2032 (a)	1,669,000	1,862,687
Walt Disney Co.:
1.75%, 1/13/2026	2,196,000	2,136,401
2.00%, 9/1/2029 (a)	3,746,000	3,329,932
2.20%, 1/13/2028	1,924,000	1,796,612
2.65%, 1/13/2031 (a)	4,385,500	3,876,519
3.38%, 11/15/2026	1,223,000	1,198,002
3.70%, 3/23/2027	1,000,000	983,880
3.80%, 3/22/2030	1,379,000	1,319,951
6.55%, 3/15/2033	2,403,000	2,641,306
		157,727,566
METAL FABRICATE & HARDWARE — 0.0% (d)
Timken Co. 4.13%, 4/1/2032	1,747,000	1,601,737
MINING — 0.5%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028 (a)	1,492,000	1,371,342
3.75%, 10/1/2030	2,430,000	2,193,998
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028	1,755,000	1,752,332
4.88%, 2/27/2026	1,882,000	1,887,063
4.90%, 2/28/2033	937,000	920,677
5.10%, 9/8/2028	1,906,000	1,923,935
5.25%, 9/8/2026	1,732,000	1,749,476
5.25%, 9/8/2030 (a)	1,589,000	1,614,456
5.25%, 9/8/2033 (a)	2,580,000	2,590,217
6.42%, 3/1/2026	1,668,000	1,701,844
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	1,525,000	1,482,071
4.25%, 3/1/2030	1,390,000	1,323,683
4.38%, 8/1/2028 (a)	1,992,000	1,937,001
4.63%, 8/1/2030 (a)	1,203,000	1,165,731
5.00%, 9/1/2027	982,000	982,246
5.25%, 9/1/2029 (a)	139,000	139,035
Kinross Gold Corp.:
4.50%, 7/15/2027	1,941,000	1,922,017
6.25%, 7/15/2033	1,508,000	1,564,716

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Newmont Corp.:
2.60%, 7/15/2032 (a)	$1,379,000	$1,171,695
2.80%, 10/1/2029 (a)	915,000	834,965
Newmont Corp./Newcrest Finance Pty. Ltd.:
3.25%, 5/13/2030	7,969,000	7,319,128
5.30%, 3/15/2026	1,726,000	1,736,667
5.35%, 3/15/2034	1,743,000	1,735,261
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	2,819,000	2,973,960
7.25%, 3/15/2031	1,892,000	2,088,882
Rio Tinto Finance USA Ltd. 7.13%, 7/15/2028	1,876,000	2,013,717
Rio Tinto Finance USA PLC 5.00%, 3/9/2033 (a)	1,608,000	1,606,746
Yamana Gold, Inc. 2.63%, 8/15/2031	1,704,000	1,433,217
		51,136,078
MISCELLANEOUS MANUFACTURER — 0.4%
3M Co.:
Series MTN, 2.25%, 9/19/2026 (a)	1,941,000	1,864,699
2.38%, 8/26/2029 (a)	1,473,000	1,321,576
2.88%, 10/15/2027 (a)	1,961,000	1,876,246
3.05%, 4/15/2030	1,690,000	1,549,967
Series MTN, 3.38%, 3/1/2029	1,995,000	1,880,407
Carlisle Cos., Inc.:
2.20%, 3/1/2032	2,316,000	1,890,435
2.75%, 3/1/2030	1,473,000	1,320,515
3.75%, 12/1/2027 (a)	19,000	18,501
Eaton Corp.:
3.10%, 9/15/2027	2,984,000	2,874,338
4.00%, 11/2/2032 (a)	345,000	322,713
4.35%, 5/18/2028	2,035,000	2,017,092
Illinois Tool Works, Inc. 2.65%, 11/15/2026 (a)	1,446,000	1,404,167
Parker-Hannifin Corp.:
3.25%, 6/14/2029	1,512,000	1,414,839
4.25%, 9/15/2027	1,553,000	1,537,175
4.50%, 9/15/2029 (a)	4,333,500	4,274,044
Pentair Finance SARL:
4.50%, 7/1/2029	1,747,000	1,698,783
5.90%, 7/15/2032 (a)	1,016,000	1,043,747
Teledyne Technologies, Inc.:
1.60%, 4/1/2026	1,579,000	1,517,008
2.25%, 4/1/2028	75,000	68,990
2.75%, 4/1/2031	1,690,000	1,469,573
Textron, Inc.:
2.45%, 3/15/2031	1,599,000	1,360,925
3.38%, 3/1/2028	153,000	145,607
3.65%, 3/15/2027	1,453,000	1,414,423
3.90%, 9/17/2029	1,607,000	1,526,988
4.00%, 3/15/2026	1,816,000	1,799,020
		37,611,778
Security Description	Principal Amount	Value
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	$1,908,000	$1,829,963
3.25%, 2/15/2029	1,634,000	1,506,499
3.28%, 12/1/2028 (a)	1,536,000	1,431,844
3.57%, 12/1/2031	1,827,000	1,628,606
4.25%, 4/1/2028 (a)	1,884,000	1,824,692
5.10%, 3/1/2030	1,837,000	1,811,704
5.55%, 8/22/2034 (a)	1,295,000	1,278,929
		11,312,237
OIL & GAS — 2.8%
Apache Corp. 4.38%, 10/15/2028	839	810
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	1,727,000	1,461,871
2.72%, 1/12/2032 (a)	3,734,000	3,195,856
3.02%, 1/16/2027 (a)	1,729,000	1,675,937
3.12%, 5/4/2026 (a)	1,435,000	1,409,486
3.41%, 2/11/2026 (a)	1,638,000	1,618,082
3.54%, 4/6/2027	1,503,000	1,467,785
3.59%, 4/14/2027	1,546,000	1,511,091
3.63%, 4/6/2030	2,294,000	2,159,916
3.94%, 9/21/2028	1,896,000	1,837,907
4.23%, 11/6/2028 (a)	4,491,000	4,397,632
4.70%, 4/10/2029	2,163,000	2,150,282
4.81%, 2/13/2033	7,630,000	7,361,958
4.87%, 11/25/2029 (a)	6,717,000	6,720,493
4.89%, 9/11/2033	3,242,000	3,137,867
4.97%, 10/17/2029	1,991,000	2,000,517
4.99%, 4/10/2034	1,849,000	1,799,632
5.02%, 11/17/2027	1,625,000	1,642,209
5.23%, 11/17/2034	3,195,000	3,145,637
BP Capital Markets PLC:
3.28%, 9/19/2027	2,632,000	2,544,091
3.72%, 11/28/2028	1,497,000	1,439,695
Burlington Resources LLC 7.20%, 8/15/2031	1,711,000	1,897,379
Canadian Natural Resources Ltd.:
2.95%, 7/15/2030	1,422,000	1,263,404
3.85%, 6/1/2027	2,193,000	2,145,675
5.00%, 12/15/2029 (a) (e)	1,600,000	1,582,816
5.40%, 12/15/2034 (a) (e)	1,060,000	1,032,175
6.45%, 6/30/2033	1,722,000	1,806,912
7.20%, 1/15/2032	1,739,000	1,899,179
Cenovus Energy, Inc.:
2.65%, 1/15/2032	649,000	539,851
4.25%, 4/15/2027	3,210,000	3,167,211
Chevron Corp.:
2.00%, 5/11/2027 (a)	1,282,000	1,212,003
2.24%, 5/11/2030	3,401,000	2,994,921
2.95%, 5/16/2026	4,282,000	4,198,758
Chevron USA, Inc.:
1.02%, 8/12/2027	1,554,000	1,422,190

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 10/15/2029 (a)	$1,607,000	$1,512,364
3.85%, 1/15/2028 (a)	1,640,000	1,617,712
ConocoPhillips 5.90%, 10/15/2032	196,000	207,066
ConocoPhillips Co.:
4.70%, 1/15/2030	2,550,000	2,522,409
4.85%, 1/15/2032	1,846,000	1,809,117
5.00%, 1/15/2035 (a)	1,940,000	1,885,214
5.05%, 9/15/2033 (a)	1,425,000	1,406,133
6.95%, 4/15/2029	1,438,000	1,559,324
Continental Resources, Inc. 4.38%, 1/15/2028	1,631,000	1,585,707
Coterra Energy, Inc.:
3.90%, 5/15/2027	3,569,000	3,487,877
4.38%, 3/15/2029	1,535,000	1,485,757
5.60%, 3/15/2034	2,357,000	2,335,292
Devon Energy Corp.:
4.50%, 1/15/2030 (a)	982,000	950,478
5.20%, 9/15/2034 (a)	3,724,000	3,539,103
5.25%, 10/15/2027	630,000	630,535
5.88%, 6/15/2028 (a)	709,000	711,723
7.88%, 9/30/2031 (a)	1,881,000	2,119,699
7.95%, 4/15/2032 (a)	690,000	777,568
Diamondback Energy, Inc.:
3.13%, 3/24/2031	4,469,000	3,954,886
3.50%, 12/1/2029	515,000	479,280
5.15%, 1/30/2030 (a)	1,782,000	1,785,493
5.20%, 4/18/2027	1,731,000	1,747,739
5.40%, 4/18/2034	3,146,000	3,095,444
6.25%, 3/15/2033	1,760,000	1,830,435
Eni USA, Inc. 7.30%, 11/15/2027	1,264,000	1,346,097
EOG Resources, Inc.:
4.15%, 1/15/2026	1,319,000	1,312,405
4.38%, 4/15/2030	1,664,000	1,618,789
EQT Corp.:
5.00%, 1/15/2029	1,152,000	1,135,549
5.75%, 2/1/2034 (a)	3,752,000	3,729,038
7.00%, 2/1/2030	1,860,000	1,978,742
Expand Energy Corp.:
4.75%, 2/1/2032	6,764,000	6,283,147
5.38%, 2/1/2029	1,263,000	1,243,588
5.70%, 1/15/2035	740,000	727,324
Exxon Mobil Corp.:
2.28%, 8/16/2026	269,000	260,069
2.44%, 8/16/2029 (a)	2,348,000	2,143,043
2.61%, 10/15/2030	10,574,000	9,419,213
2.99%, 3/19/2025	0	—
3.04%, 3/1/2026	3,928,000	3,866,252
3.48%, 3/19/2030	3,496,000	3,291,554
Helmerich & Payne, Inc.:
2.90%, 9/29/2031 (a)	5,915,000	4,924,119
4.65%, 12/1/2027 (a) (e)	1,300,000	1,283,893
4.85%, 12/1/2029 (a) (e)	1,856,000	1,797,722
Security Description	Principal Amount	Value
Hess Corp.:
4.30%, 4/1/2027	$3,188,000	$3,156,024
7.13%, 3/15/2033	1,591,000	1,761,492
7.30%, 8/15/2031	1,422,000	1,579,216
7.88%, 10/1/2029	3,979,000	4,425,921
HF Sinclair Corp.:
4.50%, 10/1/2030	1,708,000	1,610,524
5.00%, 2/1/2028 (a)	1,825,000	1,803,155
6.38%, 4/15/2027	1,094,000	1,109,425
HollyFrontier Corp. 5.88%, 4/1/2026	8,000	8,047
Marathon Petroleum Corp.:
3.80%, 4/1/2028	1,046,000	1,010,112
5.13%, 12/15/2026	1,584,000	1,594,993
Occidental Petroleum Corp.:
5.00%, 8/1/2027	1,498,000	1,500,067
5.20%, 8/1/2029	2,338,000	2,320,348
5.38%, 1/1/2032	1,899,000	1,860,792
5.55%, 3/15/2026	532,000	534,596
5.55%, 10/1/2034 (a)	4,163,000	4,041,607
6.13%, 1/1/2031	2,082,000	2,130,511
6.38%, 9/1/2028 (a)	711,000	734,093
6.63%, 9/1/2030	2,549,000	2,669,083
7.50%, 5/1/2031	1,995,000	2,178,939
7.88%, 9/15/2031	1,766,000	1,952,578
8.50%, 7/15/2027	1,446,000	1,542,911
8.88%, 7/15/2030	1,820,000	2,071,979
Ovintiv, Inc.:
5.65%, 5/15/2028	150,000	152,013
6.25%, 7/15/2033	2,409,000	2,465,925
7.20%, 11/1/2031	1,621,000	1,738,911
7.38%, 11/1/2031	1,874,000	2,033,871
8.13%, 9/15/2030	1,571,500	1,761,510
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028	1,102,000	1,054,272
5.15%, 11/15/2029 (a)	1,433,000	1,397,934
7.15%, 10/1/2033 (a)	1,341,000	1,405,623
Phillips 66 Co.:
1.30%, 2/15/2026	1,884,000	1,815,290
2.15%, 12/15/2030	1,870,000	1,586,209
3.15%, 12/15/2029	1,980,000	1,816,373
3.55%, 10/1/2026 (a)	697,000	684,342
3.75%, 3/1/2028	1,069,000	1,034,867
3.90%, 3/15/2028	799,000	774,822
4.65%, 11/15/2034	1,000,000	932,670
4.95%, 12/1/2027	134,000	135,097
5.25%, 6/15/2031	2,108,000	2,113,375
5.30%, 6/30/2033 (a)	2,481,000	2,461,127
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	1,535,000	1,481,521
1.90%, 8/15/2030	1,921,000	1,635,885
2.15%, 1/15/2031	1,761,000	1,495,476
5.10%, 3/29/2026	2,093,000	2,106,835

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	$2,094,000	$1,877,836
2.75%, 4/6/2030 (a)	2,586,000	2,331,150
Shell International Finance BV:
2.50%, 9/12/2026	3,263,000	3,158,584
2.88%, 5/10/2026	4,464,000	4,367,042
3.88%, 11/13/2028	2,392,000	2,323,063
Suncor Energy, Inc. 7.15%, 2/1/2032	1,629,000	1,766,325
TotalEnergies Capital International SA:
2.83%, 1/10/2030	2,252,000	2,049,523
3.46%, 2/19/2029 (a)	1,168,000	1,112,707
TotalEnergies Capital SA:
3.88%, 10/11/2028 (a)	1,724,000	1,675,814
4.72%, 9/10/2034 (a)	1,878,000	1,805,472
5.15%, 4/5/2034	3,240,000	3,219,264
Valero Energy Corp.:
2.15%, 9/15/2027 (a)	1,753,000	1,639,178
2.80%, 12/1/2031 (a)	1,854,000	1,581,777
3.40%, 9/15/2026	1,105,000	1,082,071
4.00%, 4/1/2029	505,000	484,765
4.35%, 6/1/2028 (a)	561,000	549,752
7.50%, 4/15/2032	1,582,000	1,777,140
Woodside Finance Ltd. 5.10%, 9/12/2034 (a)	2,451,000	2,334,749
WPX Energy, Inc. 4.50%, 1/15/2030	113,000	103,794
		276,158,494
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
2.06%, 12/15/2026 (a)	1,775,000	1,690,776
3.14%, 11/7/2029	1,785,000	1,648,019
3.34%, 12/15/2027 (a)	2,373,000	2,288,830
4.49%, 5/1/2030 (a)	1,386,000	1,358,183
Halliburton Co. 2.92%, 3/1/2030	1,872,000	1,686,354
NOV, Inc. 3.60%, 12/1/2029 (a)	951,000	887,416
Schlumberger Investment SA:
2.65%, 6/26/2030 (a)	2,437,000	2,172,537
4.50%, 5/15/2028 (a)	411,000	407,770
4.85%, 5/15/2033	1,732,000	1,691,679
5.00%, 6/1/2034 (a)	1,680,000	1,650,902
		15,482,466
PACKAGING & CONTAINERS — 0.6%
Amcor Finance USA, Inc.:
3.63%, 4/28/2026	535,000	526,280
5.63%, 5/26/2033	1,692,000	1,711,069
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	1,682,000	1,473,768
2.69%, 5/25/2031 (a)	1,433,000	1,232,824
Security Description	Principal Amount	Value
3.10%, 9/15/2026	$399,000	$386,116
Amcor Group Finance PLC 5.45%, 5/23/2029	2,040,000	2,056,402
AptarGroup, Inc. 3.60%, 3/15/2032	1,900,000	1,706,580
Berry Global, Inc.:
1.57%, 1/15/2026	715,000	690,032
1.65%, 1/15/2027	2,371,000	2,219,849
5.50%, 4/15/2028	1,204,000	1,215,306
5.65%, 1/15/2034 (e)	2,799,000	2,811,092
5.80%, 6/15/2031 (e)	1,983,000	2,019,963
Packaging Corp. of America:
3.00%, 12/15/2029	1,951,000	1,778,336
3.40%, 12/15/2027	1,177,000	1,134,216
5.70%, 12/1/2033	1,960,000	2,002,081
Smurfit Kappa Treasury ULC:
5.20%, 1/15/2030 (e)	2,366,000	2,373,808
5.44%, 4/3/2034 (e)	1,795,000	1,794,623
Sonoco Products Co.:
2.25%, 2/1/2027	797,000	753,954
2.85%, 2/1/2032 (a)	1,421,000	1,206,699
3.13%, 5/1/2030	6,872,000	6,185,418
4.45%, 9/1/2026	1,763,000	1,750,465
5.00%, 9/1/2034 (a)	3,135,000	2,973,328
WestRock MWV LLC:
7.95%, 2/15/2031	914,000	1,028,049
8.20%, 1/15/2030 (a)	6,197,000	7,029,381
WRKCo, Inc.:
3.00%, 6/15/2033	25,000	20,985
3.38%, 9/15/2027	1,999,000	1,924,377
4.00%, 3/15/2028	1,812,000	1,756,299
4.20%, 6/1/2032	1,953,000	1,821,719
4.90%, 3/15/2029	1,587,000	1,577,034
		55,160,053
PHARMACEUTICALS — 3.7%
AbbVie, Inc.:
2.95%, 11/21/2026	7,548,000	7,335,146
3.20%, 5/14/2026	3,454,000	3,393,762
3.20%, 11/21/2029	14,734,000	13,679,782
4.25%, 11/14/2028 (a)	3,031,000	2,984,110
4.80%, 3/15/2027	4,245,000	4,269,791
4.80%, 3/15/2029	4,902,000	4,898,225
4.95%, 3/15/2031 (a)	3,283,000	3,281,129
5.05%, 3/15/2034	5,150,000	5,090,157
Astrazeneca Finance LLC:
1.20%, 5/28/2026	2,105,000	2,012,569
1.75%, 5/28/2028	1,949,000	1,767,334
2.25%, 5/28/2031	1,978,000	1,684,049
4.80%, 2/26/2027 (a)	2,324,000	2,337,619
4.85%, 2/26/2029	2,112,000	2,117,005
4.88%, 3/3/2028 (a)	4,399,000	4,424,734
4.88%, 3/3/2033	247,000	244,053
4.90%, 3/3/2030 (a)	2,804,000	2,813,449
4.90%, 2/26/2031 (a)	1,846,000	1,844,209
5.00%, 2/26/2034 (a)	2,261,000	2,236,333

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
AstraZeneca PLC:
0.70%, 4/8/2026	$2,197,000	$2,096,202
1.38%, 8/6/2030	2,326,000	1,937,767
3.13%, 6/12/2027	2,037,000	1,972,855
4.00%, 1/17/2029	125,000	121,624
Becton Dickinson & Co.:
1.96%, 2/11/2031	1,889,000	1,572,328
2.82%, 5/20/2030	524,000	469,383
3.70%, 6/6/2027	2,858,000	2,788,694
4.30%, 8/22/2032	1,658,000	1,559,581
4.69%, 2/13/2028	1,706,000	1,697,044
4.87%, 2/8/2029	1,614,000	1,608,561
5.08%, 6/7/2029	1,160,000	1,168,236
5.11%, 2/8/2034 (a)	1,738,000	1,712,486
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027 (a)	1,965,000	1,789,604
1.45%, 11/13/2030 (a)	2,249,000	1,862,015
2.95%, 3/15/2032	3,594,000	3,132,530
3.20%, 6/15/2026 (a)	3,279,000	3,221,158
3.25%, 2/27/2027	1,939,000	1,890,331
3.40%, 7/26/2029	4,080,000	3,847,399
3.45%, 11/15/2027 (a)	1,999,000	1,942,608
3.90%, 2/20/2028 (a)	2,411,000	2,360,417
4.90%, 2/22/2027 (a)	1,915,000	1,931,239
4.90%, 2/22/2029 (a)	5,351,000	5,378,772
5.10%, 2/22/2031	2,025,000	2,038,284
5.20%, 2/22/2034 (a)	4,582,000	4,570,224
5.75%, 2/1/2031	1,901,000	1,977,724
5.90%, 11/15/2033 (a)	1,138,000	1,194,547
Cardinal Health, Inc.:
4.70%, 11/15/2026	2,225,000	2,222,063
5.00%, 11/15/2029	1,836,000	1,825,094
5.13%, 2/15/2029 (a)	1,356,000	1,358,631
5.35%, 11/15/2034	1,605,000	1,571,102
5.45%, 2/15/2034	1,169,000	1,163,260
Cencora, Inc.:
2.70%, 3/15/2031	1,784,000	1,547,905
2.80%, 5/15/2030 (a)	1,207,000	1,082,498
3.45%, 12/15/2027 (a)	1,405,000	1,359,689
4.63%, 12/15/2027 (a)	420,000	419,987
4.85%, 12/15/2029 (a)	625,000	620,731
5.13%, 2/15/2034 (a)	1,426,000	1,397,066
CVS Health Corp.:
1.30%, 8/21/2027	4,188,000	3,794,705
1.75%, 8/21/2030	2,267,000	1,846,426
1.88%, 2/28/2031	2,519,000	2,032,052
2.13%, 9/15/2031	3,040,000	2,434,979
2.88%, 6/1/2026	3,038,000	2,950,020
3.00%, 8/15/2026	1,727,000	1,673,515
3.25%, 8/15/2029	3,724,000	3,389,920
3.63%, 4/1/2027	1,730,000	1,677,927
3.75%, 4/1/2030	9,051,000	8,297,957
4.30%, 3/25/2028	9,426,000	9,137,376
5.00%, 2/20/2026	2,499,000	2,497,051
5.00%, 1/30/2029	1,904,000	1,878,201
Security Description	Principal Amount	Value
5.13%, 2/21/2030	$2,769,000	$2,711,709
5.25%, 1/30/2031	5,214,000	5,094,339
5.25%, 2/21/2033 (a)	3,092,000	2,960,837
5.30%, 6/1/2033	2,166,000	2,076,523
5.40%, 6/1/2029	2,080,000	2,081,102
5.55%, 6/1/2031	1,611,000	1,600,271
5.70%, 6/1/2034 (a)	1,775,000	1,744,648
6.25%, 6/1/2027	1,865,000	1,911,513
Eli Lilly & Co.:
3.10%, 5/15/2027	630,000	611,264
3.38%, 3/15/2029	1,874,000	1,785,716
4.15%, 8/14/2027 (a)	1,500,000	1,491,870
4.20%, 8/14/2029	2,935,000	2,872,191
4.50%, 2/9/2027	1,681,000	1,684,581
4.50%, 2/9/2029 (a)	1,810,000	1,801,131
4.60%, 8/14/2034	3,808,000	3,657,279
4.70%, 2/27/2033 (a)	1,982,000	1,942,935
4.70%, 2/9/2034	2,799,000	2,714,666
5.50%, 3/15/2027	535,000	547,080
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029 (a)	2,733,000	2,584,817
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	3,598,000	3,508,806
5.38%, 4/15/2034 (a)	4,000	4,079
Johnson & Johnson:
0.95%, 9/1/2027 (a)	1,391,000	1,275,269
1.30%, 9/1/2030 (a)	3,193,000	2,676,692
2.45%, 3/1/2026	2,164,000	2,116,608
2.90%, 1/15/2028 (a)	2,593,000	2,479,764
2.95%, 3/3/2027	2,458,000	2,384,432
4.80%, 6/1/2029 (a)	2,060,000	2,077,057
4.90%, 6/1/2031 (a)	6,845,000	6,890,656
4.95%, 5/15/2033	613,000	619,909
4.95%, 6/1/2034	1,404,000	1,404,618
6.95%, 9/1/2029	607,000	673,612
McKesson Corp.:
1.30%, 8/15/2026	1,769,000	1,678,410
3.95%, 2/16/2028	130,000	126,692
4.25%, 9/15/2029 (a)	1,500,000	1,466,430
4.90%, 7/15/2028 (a)	1,641,000	1,646,547
5.10%, 7/15/2033 (a)	2,871,000	2,856,674
Merck & Co., Inc.:
0.75%, 2/24/2026	1,402,000	1,344,252
1.45%, 6/24/2030	2,298,000	1,927,241
1.70%, 6/10/2027 (a)	2,784,000	2,610,251
1.90%, 12/10/2028 (a)	1,787,000	1,611,981
2.15%, 12/10/2031 (a)	3,714,000	3,103,233
3.40%, 3/7/2029	2,669,000	2,537,552
4.05%, 5/17/2028 (a)	1,592,000	1,568,422
4.30%, 5/17/2030 (a)	1,921,000	1,883,464
4.50%, 5/17/2033 (a)	2,712,000	2,613,500
6.50%, 12/1/2033	823,000	905,934
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	1,712,000	1,787,208

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Mylan, Inc. 4.55%, 4/15/2028 (a)	$1,535,000	$1,504,208
Novartis Capital Corp.:
2.00%, 2/14/2027	2,629,000	2,500,468
2.20%, 8/14/2030	3,140,000	2,747,155
3.10%, 5/17/2027	1,833,000	1,777,203
3.80%, 9/18/2029	1,697,000	1,634,381
4.00%, 9/18/2031	1,533,000	1,460,474
4.20%, 9/18/2034 (a)	1,350,000	1,255,959
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	5,845,000	5,836,992
4.45%, 5/19/2028 (a)	8,040,000	7,969,650
4.65%, 5/19/2030 (a)	4,725,000	4,675,435
4.75%, 5/19/2033	9,628,000	9,326,740
Pfizer, Inc.:
1.70%, 5/28/2030 (a)	1,826,000	1,553,926
1.75%, 8/18/2031 (a)	1,864,000	1,534,836
2.63%, 4/1/2030	5,186,000	4,652,412
2.75%, 6/3/2026	1,747,000	1,706,382
3.00%, 12/15/2026	2,119,000	2,061,999
3.45%, 3/15/2029 (a)	3,159,000	3,012,012
3.60%, 9/15/2028 (a)	1,852,000	1,792,106
Pharmacia LLC 6.60%, 12/1/2028	2,014,000	2,139,734
Sanofi SA 3.63%, 6/19/2028	1,303,000	1,262,933
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	2,685,000	2,625,044
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	4,082,000	3,517,582
5.00%, 11/26/2028 (a)	3,159,000	3,168,003
5.30%, 7/5/2034 (a)	2,886,000	2,860,545
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	3,316,000	3,266,459
Viatris, Inc.:
2.30%, 6/22/2027	1,637,000	1,535,064
2.70%, 6/22/2030	4,185,000	3,629,902
Wyeth LLC 6.50%, 2/1/2034	1,701,000	1,851,113
Zoetis, Inc.:
2.00%, 5/15/2030	2,268,000	1,951,455
3.00%, 9/12/2027	1,563,000	1,498,136
5.60%, 11/16/2032	1,697,000	1,748,385
		364,143,682
PIPELINES — 3.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	8,607
Boardwalk Pipelines LP:
3.40%, 2/15/2031	1,792,000	1,600,328
3.60%, 9/1/2032	1,227,000	1,071,969
4.45%, 7/15/2027	2,044,000	2,022,354
Security Description	Principal Amount	Value
4.80%, 5/3/2029 (a)	$643,000	$634,127
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	2,223,000	2,086,775
5.13%, 6/30/2027	2,046,000	2,056,803
Cheniere Energy Partners LP:
3.25%, 1/31/2032	4,991,000	4,330,142
4.00%, 3/1/2031 (a)	5,041,000	4,665,798
4.50%, 10/1/2029 (a)	5,206,000	5,040,189
5.75%, 8/15/2034 (a) (e)	2,396,000	2,407,093
5.95%, 6/30/2033	2,623,000	2,680,339
Cheniere Energy, Inc.:
4.63%, 10/15/2028 (a)	2,288,000	2,243,636
5.65%, 4/15/2034 (a)	3,095,000	3,100,354
DCP Midstream Operating LP:
3.25%, 2/15/2032	5,243,000	4,510,972
8.13%, 8/16/2030	2,700,000	3,052,782
Eastern Energy Gas Holdings LLC Series B, 3.00%, 11/15/2029	373,000	338,527
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	138,000	126,386
Enbridge, Inc.:
1.60%, 10/4/2026	1,625,000	1,538,826
2.50%, 8/1/2033	2,150,000	1,725,762
3.13%, 11/15/2029 (a)	865,000	792,124
3.70%, 7/15/2027 (a)	727,000	709,290
4.25%, 12/1/2026	1,539,000	1,525,411
5.25%, 4/5/2027	1,648,000	1,667,380
5.30%, 4/5/2029	1,491,000	1,506,491
5.63%, 4/5/2034	2,048,000	2,061,640
5.70%, 3/8/2033	4,274,000	4,321,826
5.90%, 11/15/2026	1,694,000	1,727,050
6.00%, 11/15/2028 (a)	488,000	504,987
6.20%, 11/15/2030	1,656,000	1,742,509
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (b)	1,938,000	1,994,396
5 yr. CMT + 3.12%, 7.38%, 3/15/2055 (b)	2,225,000	2,309,950
5 yr. CMT + 4.43%, 8.50%, 1/15/2084 (b)	788,000	873,797
Energy Transfer LP:
3.75%, 5/15/2030	4,916,000	4,583,285
3.90%, 7/15/2026	1,281,000	1,264,488
4.00%, 10/1/2027	2,519,000	2,463,255
4.15%, 9/15/2029	450,000	431,712
4.20%, 4/15/2027 (a)	1,327,000	1,309,762
4.40%, 3/15/2027 (a)	1,584,000	1,568,825
4.75%, 1/15/2026	1,947,000	1,944,917
4.95%, 5/15/2028 (a)	1,973,000	1,970,356
4.95%, 6/15/2028 (a)	1,266,000	1,263,898
5.25%, 4/15/2029	2,171,000	2,179,250
5.25%, 7/1/2029	1,980,000	1,989,920
5.50%, 6/1/2027	1,873,000	1,897,686

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.55%, 2/15/2028 (a)	$1,904,000	$1,933,760
5.55%, 5/15/2034	1,998,000	1,981,457
5.60%, 9/1/2034 (a)	2,314,000	2,304,073
5.75%, 2/15/2033	2,529,000	2,560,081
6.05%, 12/1/2026	1,837,000	1,876,973
6.10%, 12/1/2028	1,954,000	2,029,385
6.40%, 12/1/2030	1,907,000	2,013,544
6.55%, 12/1/2033	2,481,000	2,636,658
EnLink Midstream LLC:
5.38%, 6/1/2029	1,804,000	1,802,827
5.65%, 9/1/2034	1,250,000	1,245,850
EnLink Midstream Partners LP 4.85%, 7/15/2026	1,113,000	1,110,195
Enterprise Products Operating LLC:
2.80%, 1/31/2030	2,374,000	2,145,146
3.13%, 7/31/2029	1,795,000	1,670,068
3.70%, 2/15/2026	769,000	761,710
3.95%, 2/15/2027	858,000	845,799
4.15%, 10/16/2028	2,124,000	2,073,343
4.60%, 1/11/2027	2,171,000	2,171,000
4.85%, 1/31/2034	1,874,000	1,813,713
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (b)	2,050,000	1,999,508
5.35%, 1/31/2033	1,909,000	1,923,737
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (b)	4,720,000	4,509,205
Series D, 6.88%, 3/1/2033	1,332,000	1,465,893
Kinder Morgan Energy Partners LP:
7.30%, 8/15/2033	4,196,500	4,667,012
7.40%, 3/15/2031	1,992,000	2,187,017
7.75%, 3/15/2032	801,000	900,308
Kinder Morgan, Inc.:
1.75%, 11/15/2026	1,148,000	1,088,281
4.80%, 2/1/2033	1,577,000	1,500,452
5.20%, 6/1/2033	2,581,000	2,521,689
5.40%, 2/1/2034	2,721,000	2,683,205
Series GMTN, 7.75%, 1/15/2032	2,200,000	2,500,806
Series GMTN, 7.80%, 8/1/2031	1,348,000	1,517,902
MPLX LP:
2.65%, 8/15/2030	2,399,000	2,099,005
4.00%, 3/15/2028	5,108,000	4,953,585
4.13%, 3/1/2027	2,336,000	2,301,708
4.25%, 12/1/2027 (a)	2,466,000	2,428,541
4.95%, 9/1/2032	1,499,000	1,446,265
5.00%, 3/1/2033	5,258,000	5,054,568
5.50%, 6/1/2034	2,122,000	2,092,971
Northwest Pipeline LLC 4.00%, 4/1/2027	1,924,000	1,887,771
ONEOK, Inc.:
3.10%, 3/15/2030 (a)	1,852,000	1,679,320
Security Description	Principal Amount	Value
3.25%, 6/1/2030	$160,000	$145,270
3.40%, 9/1/2029	1,862,000	1,731,306
4.00%, 7/13/2027	1,607,000	1,577,833
4.25%, 9/24/2027	2,507,000	2,470,974
4.35%, 3/15/2029	753,000	733,174
4.55%, 7/15/2028	2,129,000	2,097,704
4.75%, 10/15/2031	4,870,000	4,709,874
5.00%, 3/1/2026	1,179,000	1,180,438
5.05%, 11/1/2034	136,000	130,170
5.65%, 11/1/2028	1,988,000	2,029,132
5.80%, 11/1/2030	1,731,000	1,781,753
5.85%, 1/15/2026	1,944,000	1,961,710
6.05%, 9/1/2033	2,561,000	2,636,498
6.10%, 11/15/2032	1,892,000	1,959,488
6.35%, 1/15/2031	1,975,000	2,075,448
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029 (a)	2,405,000	2,237,251
3.80%, 9/15/2030	1,712,000	1,590,054
4.50%, 12/15/2026 (a)	1,821,000	1,811,877
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	2,625,000	2,562,525
4.50%, 5/15/2030	3,598,000	3,485,203
5.00%, 3/15/2027	2,585,000	2,591,282
5.88%, 6/30/2026	6,011,000	6,069,186
South Bow USA Infrastructure Holdings LLC:
4.91%, 9/1/2027 (e)	1,581,000	1,575,514
5.03%, 10/1/2029 (e)	1,301,000	1,277,790
5.58%, 10/1/2034 (e)	2,418,000	2,351,989
Spectra Energy Partners LP 3.38%, 10/15/2026	1,653,000	1,613,857
Targa Resources Corp.:
4.20%, 2/1/2033	2,269,000	2,061,001
5.20%, 7/1/2027 (a)	1,868,000	1,879,376
6.13%, 3/15/2033	1,822,000	1,878,901
6.15%, 3/1/2029	1,990,000	2,064,645
6.50%, 3/30/2034	1,100,000	1,163,382
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	2,152,000	1,957,567
4.88%, 2/1/2031	2,300,000	2,221,984
5.00%, 1/15/2028	1,371,000	1,356,317
5.50%, 3/1/2030	1,948,000	1,953,338
6.50%, 7/15/2027	324,000	326,368
6.88%, 1/15/2029 (a)	2,125,000	2,172,621
TC PipeLines LP 3.90%, 5/25/2027	4,556,000	4,454,675
Tennessee Gas Pipeline Co. LLC:
7.00%, 3/15/2027	1,597,000	1,665,927
7.00%, 10/15/2028	1,585,000	1,685,093

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Texas Eastern Transmission LP 7.00%, 7/15/2032	$1,680,000	$1,836,610
TransCanada PipeLines Ltd.:
4.10%, 4/15/2030 (a)	2,462,000	2,337,250
4.25%, 5/15/2028	2,522,000	2,461,926
4.63%, 3/1/2034	3,012,000	2,804,413
4.88%, 1/15/2026	1,164,000	1,163,208
5.60%, 3/31/2034	627,000	623,884
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	5,896,000	5,369,841
4.00%, 3/15/2028	434,000	421,583
7.85%, 2/1/2026	1,371,000	1,405,618
Valero Energy Partners LP 4.50%, 3/15/2028	1,601,000	1,578,234
Western Midstream Operating LP:
4.05%, 2/1/2030 (a)	2,445,000	2,293,606
4.50%, 3/1/2028	838,000	820,285
4.65%, 7/1/2026	1,574,000	1,566,838
4.75%, 8/15/2028	2,400,000	2,356,512
5.45%, 11/15/2034	39,000	37,634
6.15%, 4/1/2033	1,765,000	1,799,065
Williams Cos., Inc.:
2.60%, 3/15/2031 (a)	2,669,000	2,298,916
3.50%, 11/15/2030 (a)	1,767,000	1,623,643
3.75%, 6/15/2027	2,378,000	2,317,052
4.65%, 8/15/2032	1,786,000	1,700,611
4.80%, 11/15/2029	515,000	508,331
4.90%, 3/15/2029	1,787,000	1,773,598
5.15%, 3/15/2034	1,885,000	1,831,862
5.30%, 8/15/2028	1,721,000	1,737,367
5.40%, 3/2/2026	1,759,000	1,771,243
5.65%, 3/15/2033	2,731,000	2,755,907
Series A, 7.50%, 1/15/2031 (a)	1,584,000	1,750,051
8.75%, 3/15/2032	1,836,000	2,170,831
		308,574,719
REAL ESTATE — 0.1%
CBRE Services, Inc.:
2.50%, 4/1/2031 (a)	1,705,000	1,452,268
4.88%, 3/1/2026	1,745,000	1,743,691
5.50%, 4/1/2029	1,669,000	1,696,639
Jones Lang LaSalle, Inc. 6.88%, 12/1/2028	1,735,000	1,838,371
		6,730,969
REAL ESTATE INVESTMENT TRUSTS — 4.9%
Agree LP:
2.00%, 6/15/2028	1,388,000	1,257,125
2.60%, 6/15/2033	1,392,000	1,119,558
2.90%, 10/1/2030	480,000	424,829
4.80%, 10/1/2032	1,605,000	1,536,499
5.63%, 6/15/2034	1,843,000	1,849,616
Security Description	Principal Amount	Value
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	$575,000	$443,124
2.00%, 5/18/2032	200,000	159,428
2.75%, 12/15/2029	1,273,000	1,138,839
2.95%, 3/15/2034	1,963,000	1,617,218
3.80%, 4/15/2026	1,397,000	1,378,909
3.95%, 1/15/2027	1,288,000	1,267,212
3.95%, 1/15/2028 (a)	1,493,000	1,451,047
4.30%, 1/15/2026	1,979,000	1,967,759
4.50%, 7/30/2029	1,172,000	1,145,489
4.70%, 7/1/2030	1,865,000	1,819,102
4.90%, 12/15/2030 (a)	848,000	834,856
American Assets Trust LP:
3.38%, 2/1/2031	1,887,000	1,643,653
6.15%, 10/1/2034	1,363,000	1,356,199
American Homes 4 Rent LP:
2.38%, 7/15/2031	1,842,000	1,540,704
3.63%, 4/15/2032	254,000	226,952
4.25%, 2/15/2028	1,157,000	1,129,406
4.90%, 2/15/2029 (a)	1,719,000	1,705,042
5.50%, 2/1/2034	200,000	199,112
5.50%, 7/15/2034	1,515,000	1,502,365
American Tower Corp.:
1.45%, 9/15/2026	1,654,000	1,563,162
1.50%, 1/31/2028	1,180,000	1,064,348
1.60%, 4/15/2026	3,451,000	3,315,169
1.88%, 10/15/2030	1,965,000	1,643,231
2.10%, 6/15/2030	1,640,000	1,404,201
2.30%, 9/15/2031 (a)	1,508,000	1,252,756
2.70%, 4/15/2031	1,748,000	1,509,730
2.75%, 1/15/2027	961,000	923,223
2.90%, 1/15/2030	1,942,000	1,748,286
3.13%, 1/15/2027	1,893,000	1,831,250
3.38%, 10/15/2026	1,789,000	1,747,352
3.55%, 7/15/2027	1,854,000	1,796,118
3.60%, 1/15/2028	1,764,000	1,695,045
3.65%, 3/15/2027 (a)	1,445,000	1,410,291
3.80%, 8/15/2029	600,000	568,152
3.95%, 3/15/2029	1,396,000	1,337,410
4.05%, 3/15/2032 (a)	1,623,000	1,504,294
4.40%, 2/15/2026	158,000	157,166
5.00%, 1/31/2030	1,570,000	1,560,674
5.20%, 2/15/2029	1,713,000	1,722,661
5.25%, 7/15/2028	1,307,000	1,315,940
5.45%, 2/15/2034	1,317,000	1,316,644
5.50%, 3/15/2028	1,709,000	1,733,405
5.55%, 7/15/2033	590,000	593,894
5.65%, 3/15/2033 (a)	2,052,000	2,079,086
5.80%, 11/15/2028	1,674,000	1,717,089
5.90%, 11/15/2033 (a)	2,384,000	2,455,139
Americold Realty Operating Partnership LP 5.41%, 9/12/2034 (a)	1,364,000	1,305,430

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	$223,000	$199,366
2.05%, 1/15/2032 (a)	1,429,000	1,183,298
Series MTN, 2.30%, 3/1/2030	990,000	870,269
Series MTN, 2.45%, 1/15/2031	961,000	832,514
Series MTN, 2.90%, 10/15/2026	1,781,000	1,727,766
Series GMTN, 2.95%, 5/11/2026	1,667,000	1,628,126
Series MTN, 3.20%, 1/15/2028	208,000	198,987
Series MTN, 3.35%, 5/15/2027	1,966,000	1,906,784
5.00%, 2/15/2033	1,381,000	1,360,078
5.30%, 12/7/2033	1,485,000	1,486,975
Boston Properties LP:
2.45%, 10/1/2033 (a)	1,400,000	1,079,848
2.55%, 4/1/2032 (a)	1,869,000	1,512,656
2.75%, 10/1/2026	1,423,000	1,371,061
2.90%, 3/15/2030	1,606,000	1,419,720
3.25%, 1/30/2031 (a)	1,932,000	1,699,039
3.40%, 6/21/2029 (a)	1,853,000	1,701,258
3.65%, 2/1/2026	1,712,000	1,687,433
4.50%, 12/1/2028	1,614,000	1,571,084
6.50%, 1/15/2034 (a)	1,482,000	1,553,314
6.75%, 12/1/2027	1,969,000	2,054,553
Brixmor Operating Partnership LP:
2.25%, 4/1/2028 (a)	1,473,000	1,346,646
2.50%, 8/16/2031	824,000	692,209
3.90%, 3/15/2027	1,250,000	1,223,663
4.05%, 7/1/2030	942,000	890,228
4.13%, 6/15/2026	1,715,000	1,697,970
4.13%, 5/15/2029	12,000	11,508
5.50%, 2/15/2034	2,301,000	2,280,728
Broadstone Net Lease LLC 2.60%, 9/15/2031	1,719,000	1,421,699
Camden Property Trust:
2.80%, 5/15/2030 (a)	1,471,000	1,319,693
3.15%, 7/1/2029	1,637,000	1,521,461
4.10%, 10/15/2028	300,000	291,687
4.90%, 1/15/2034	1,618,000	1,570,366
5.85%, 11/3/2026	1,710,000	1,746,320
CBRE Services, Inc. 5.95%, 8/15/2034	541,000	558,766
COPT Defense Properties LP:
2.00%, 1/15/2029 (a)	1,947,000	1,713,302
2.75%, 4/15/2031 (a)	1,213,000	1,035,223
Cousins Properties LP:
5.38%, 2/15/2032	625,000	614,300
5.88%, 10/1/2034	1,377,000	1,379,547
Crown Castle, Inc.:
1.05%, 7/15/2026	1,361,000	1,285,533
2.10%, 4/1/2031	1,702,000	1,408,762
Security Description	Principal Amount	Value
2.25%, 1/15/2031	$1,908,000	$1,602,835
2.50%, 7/15/2031	1,564,000	1,317,342
2.90%, 3/15/2027	1,917,000	1,841,585
3.10%, 11/15/2029	1,789,000	1,628,366
3.30%, 7/1/2030 (a)	1,885,000	1,713,201
3.65%, 9/1/2027	1,039,000	1,007,175
3.70%, 6/15/2026	2,219,000	2,183,074
3.80%, 2/15/2028	1,868,000	1,798,305
4.00%, 3/1/2027	1,172,000	1,151,127
4.30%, 2/15/2029	1,837,000	1,778,106
4.45%, 2/15/2026	1,399,000	1,393,964
4.90%, 9/1/2029	1,936,000	1,915,324
5.00%, 1/11/2028	2,833,000	2,829,600
5.10%, 5/1/2033	1,506,000	1,468,591
5.60%, 6/1/2029	1,620,000	1,651,217
5.80%, 3/1/2034	1,114,000	1,135,456
CubeSmart LP:
2.00%, 2/15/2031	787,000	653,344
2.25%, 12/15/2028	1,881,000	1,691,828
3.00%, 2/15/2030	1,200,000	1,080,060
3.13%, 9/1/2026	1,165,000	1,132,497
4.38%, 2/15/2029	612,000	594,350
Digital Realty Trust LP:
3.60%, 7/1/2029 (a)	1,756,000	1,658,876
3.70%, 8/15/2027	1,901,000	1,850,471
4.45%, 7/15/2028 (a)	992,000	973,807
5.55%, 1/15/2028	1,863,000	1,891,560
DOC Dr. LLC:
2.63%, 11/1/2031	1,953,000	1,652,277
3.95%, 1/15/2028	1,700,000	1,649,680
4.30%, 3/15/2027	1,641,000	1,621,439
EPR Properties:
3.60%, 11/15/2031 (a)	797,000	697,311
3.75%, 8/15/2029	609,000	563,958
4.50%, 6/1/2027	3,449,000	3,391,160
4.75%, 12/15/2026	556,000	551,624
4.95%, 4/15/2028	1,867,000	1,835,186
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034	1,846,000	1,853,698
Equinix, Inc.:
1.45%, 5/15/2026	2,861,000	2,737,462
1.55%, 3/15/2028	1,985,000	1,786,837
1.80%, 7/15/2027 (a)	1,990,000	1,849,805
2.00%, 5/15/2028	1,469,000	1,335,424
2.15%, 7/15/2030	2,066,000	1,777,153
2.50%, 5/15/2031	1,074,000	917,454
2.90%, 11/18/2026	1,285,000	1,241,284
3.20%, 11/18/2029	2,178,000	2,002,323
3.90%, 4/15/2032 (a)	2,028,000	1,868,295
ERP Operating LP:
1.85%, 8/1/2031 (a)	1,466,000	1,209,054
2.50%, 2/15/2030	1,866,000	1,659,117
3.00%, 7/1/2029	741,000	683,869
3.25%, 8/1/2027	1,509,000	1,453,710

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 3/1/2028	$1,920,000	$1,849,478
4.15%, 12/1/2028 (a)	250,000	244,345
4.65%, 9/15/2034	1,628,000	1,542,953
Essential Properties LP 2.95%, 7/15/2031	1,837,000	1,565,234
Essex Portfolio LP:
1.65%, 1/15/2031	126,000	102,386
1.70%, 3/1/2028	1,481,000	1,338,602
2.55%, 6/15/2031 (a)	155,000	131,652
2.65%, 3/15/2032	1,181,000	995,512
3.00%, 1/15/2030	679,000	614,210
3.38%, 4/15/2026 (a)	665,000	653,176
3.63%, 5/1/2027	1,705,000	1,662,085
4.00%, 3/1/2029	1,269,000	1,220,638
5.50%, 4/1/2034	767,000	767,008
Extra Space Storage LP:
2.20%, 10/15/2030	1,416,000	1,207,013
2.35%, 3/15/2032	1,564,000	1,278,492
2.40%, 10/15/2031	3,400,000	2,825,842
2.55%, 6/1/2031	428,000	363,851
3.50%, 7/1/2026	506,000	496,857
3.90%, 4/1/2029	1,636,000	1,562,642
4.00%, 6/15/2029	1,333,000	1,275,494
5.50%, 7/1/2030 (a)	1,350,000	1,372,329
5.70%, 4/1/2028	1,596,000	1,629,388
5.90%, 1/15/2031 (a)	1,586,000	1,636,118
Federal Realty OP LP:
1.25%, 2/15/2026	1,903,000	1,826,918
3.20%, 6/15/2029	936,000	862,468
3.25%, 7/15/2027	389,000	374,078
3.50%, 6/1/2030	467,000	428,286
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	2,596,000	2,228,874
4.00%, 1/15/2030	2,837,000	2,634,750
4.00%, 1/15/2031	1,636,000	1,498,887
5.30%, 1/15/2029	1,612,000	1,600,055
5.38%, 4/15/2026	1,546,000	1,547,484
5.63%, 9/15/2034	1,229,000	1,206,681
5.75%, 6/1/2028	539,000	543,592
6.75%, 12/1/2033	1,846,000	1,958,901
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (a)	1,746,000	1,428,263
3.10%, 2/15/2030	1,079,000	968,036
3.50%, 8/1/2026	312,000	304,905
3.75%, 7/1/2027	1,696,000	1,646,697
Healthpeak OP LLC:
1.35%, 2/1/2027	1,543,000	1,439,064
2.88%, 1/15/2031	607,000	534,372
3.00%, 1/15/2030 (a)	1,958,000	1,774,575
3.50%, 7/15/2029	1,707,000	1,598,776
5.25%, 12/15/2032	1,331,000	1,320,884
Highwoods Realty LP:
2.60%, 2/1/2031	604,000	503,313
3.05%, 2/15/2030	2,261,000	1,995,061
Security Description	Principal Amount	Value
3.88%, 3/1/2027	$1,978,000	$1,924,990
4.13%, 3/15/2028	1,245,000	1,190,930
4.20%, 4/15/2029	1,526,000	1,448,586
7.65%, 2/1/2034 (a)	1,390,000	1,543,595
Host Hotels & Resorts LP:
Series J, 2.90%, 12/15/2031	1,730,000	1,473,112
Series H, 3.38%, 12/15/2029	1,243,000	1,137,407
Series I, 3.50%, 9/15/2030	1,540,000	1,394,439
Series F, 4.50%, 2/1/2026	1,620,000	1,610,912
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031	1,473,000	1,196,179
2.30%, 11/15/2028	1,623,000	1,464,660
4.15%, 4/15/2032	1,146,000	1,056,222
5.45%, 8/15/2030 (a)	763,000	772,896
5.50%, 8/15/2033 (a)	1,513,000	1,504,724
Kilroy Realty LP:
2.50%, 11/15/2032 (a)	1,669,000	1,294,927
2.65%, 11/15/2033 (a)	1,005,000	768,614
3.05%, 2/15/2030	1,677,000	1,469,907
4.25%, 8/15/2029	1,471,000	1,385,564
4.75%, 12/15/2028	1,675,000	1,634,867
Kimco Realty OP LLC:
2.25%, 12/1/2031	1,591,000	1,319,178
2.80%, 10/1/2026	2,766,000	2,678,097
3.20%, 4/1/2032 (a)	1,692,000	1,485,728
4.60%, 2/1/2033 (a)	253,000	240,967
6.40%, 3/1/2034 (a)	1,365,000	1,452,019
Kite Realty Group LP:
4.95%, 12/15/2031	1,791,000	1,740,136
5.50%, 3/1/2034 (a)	817,000	811,583
Life Storage LP 2.20%, 10/15/2030	177,000	144,984
LXP Industrial Trust:
2.38%, 10/1/2031	1,032,000	838,438
2.70%, 9/15/2030	640,000	553,306
6.75%, 11/15/2028	1,688,000	1,764,990
Mid-America Apartments LP:
1.10%, 9/15/2026	1,550,000	1,460,100
1.70%, 2/15/2031 (a)	1,803,000	1,482,715
3.60%, 6/1/2027	1,617,000	1,577,658
3.95%, 3/15/2029	1,601,000	1,542,291
4.95%, 3/1/2035	2,250,000	2,168,955
5.30%, 2/15/2032 (a)	1,780,000	1,788,722
National Health Investors, Inc. 3.00%, 2/1/2031	1,553,000	1,333,530
NNN REIT, Inc.:
2.50%, 4/15/2030	150,000	131,349
3.50%, 10/15/2027	1,969,000	1,902,901
4.30%, 10/15/2028	1,338,000	1,305,861
5.50%, 6/15/2034 (a)	1,411,000	1,407,035
5.60%, 10/15/2033	200,000	201,596
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	1,629,000	1,361,567

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 2/1/2031	$1,747,000	$1,550,096
3.63%, 10/1/2029	1,265,000	1,167,418
4.50%, 4/1/2027	1,491,000	1,472,437
4.75%, 1/15/2028 (a)	805,000	794,133
Phillips Edison Grocery Center Operating Partnership I LP:
2.63%, 11/15/2031	1,482,000	1,239,900
5.75%, 7/15/2034	1,000	1,002
Piedmont Operating Partnership LP:
2.75%, 4/1/2032 (a)	859,000	683,901
3.15%, 8/15/2030	1,876,000	1,609,420
6.88%, 7/15/2029 (a)	1,883,000	1,935,893
9.25%, 7/20/2028	1,926,000	2,117,310
Prologis LP:
1.25%, 10/15/2030 (a)	150,000	122,840
1.63%, 3/15/2031	1,906,000	1,554,896
1.75%, 7/1/2030	1,562,000	1,317,672
1.75%, 2/1/2031	1,265,000	1,049,229
2.13%, 4/15/2027	1,127,000	1,067,528
2.25%, 4/15/2030	2,512,000	2,196,945
2.25%, 1/15/2032	3,057,000	2,544,188
2.88%, 11/15/2029	1,665,000	1,523,608
3.25%, 6/30/2026	1,195,000	1,173,610
3.25%, 10/1/2026	649,000	635,300
3.88%, 9/15/2028	51,000	49,347
4.00%, 9/15/2028	1,940,000	1,887,969
4.38%, 2/1/2029 (a)	1,987,000	1,953,499
4.63%, 1/15/2033 (a)	500,000	482,070
4.75%, 6/15/2033 (a)	637,000	615,890
4.88%, 6/15/2028 (a)	1,277,000	1,280,410
5.13%, 1/15/2034 (a)	724,000	713,480
Public Storage Operating Co.:
0.88%, 2/15/2026	1,082,000	1,038,071
1.50%, 11/9/2026	1,734,000	1,640,798
1.85%, 5/1/2028 (a)	1,405,000	1,281,458
1.95%, 11/9/2028	887,000	798,229
2.25%, 11/9/2031 (a)	1,629,000	1,361,860
2.30%, 5/1/2031	1,453,000	1,241,908
3.09%, 9/15/2027	476,000	457,798
3.39%, 5/1/2029 (a)	1,731,000	1,634,099
5.10%, 8/1/2033 (a)	568,000	564,189
5.13%, 1/15/2029	33,000	33,392
Rayonier LP 2.75%, 5/17/2031	1,591,000	1,346,447
Realty Income Corp.:
0.75%, 3/15/2026 (a)	1,621,000	1,546,191
1.80%, 3/15/2033	16,000	12,250
2.10%, 3/15/2028	582,000	534,945
2.70%, 2/15/2032	934,000	792,499
2.85%, 12/15/2032 (a)	611,000	515,806
3.00%, 1/15/2027	1,544,000	1,493,233
3.10%, 12/15/2029	1,603,000	1,471,602
3.20%, 2/15/2031	1,461,000	1,311,832
3.25%, 6/15/2029	694,000	647,370
Security Description	Principal Amount	Value
3.25%, 1/15/2031	$1,473,000	$1,329,235
3.40%, 1/15/2028	1,103,000	1,057,965
3.40%, 1/15/2030	1,864,000	1,732,719
3.65%, 1/15/2028 (a)	441,000	425,927
3.95%, 8/15/2027	1,686,000	1,658,552
4.00%, 7/15/2029	1,689,000	1,625,443
4.13%, 10/15/2026	1,601,000	1,585,630
4.45%, 9/15/2026	612,000	609,179
4.70%, 12/15/2028	495,000	492,129
4.75%, 2/15/2029	1,722,000	1,709,309
4.85%, 3/15/2030	2,000	1,988
4.88%, 6/1/2026 (a)	1,193,000	1,196,078
4.90%, 7/15/2033	1,634,000	1,583,869
5.05%, 1/13/2026	320,000	320,026
5.13%, 2/15/2034 (a)	1,718,000	1,684,379
5.63%, 10/13/2032	1,849,000	1,889,549
Regency Centers LP:
2.95%, 9/15/2029	1,088,000	997,011
3.60%, 2/1/2027	1,025,000	1,000,410
3.70%, 6/15/2030	1,385,000	1,293,562
4.13%, 3/15/2028	1,413,000	1,376,926
5.25%, 1/15/2034	743,000	732,992
Retail Opportunity Investments Partnership LP 6.75%, 10/15/2028	1,257,000	1,333,111
Rexford Industrial Realty LP:
2.13%, 12/1/2030 (a)	695,000	581,625
2.15%, 9/1/2031	1,656,000	1,347,222
5.00%, 6/15/2028 (a)	975,000	971,100
Sabra Health Care LP:
3.20%, 12/1/2031	1,256,000	1,078,075
3.90%, 10/15/2029	1,488,000	1,391,131
5.13%, 8/15/2026	1,679,000	1,679,168
Safehold GL Holdings LLC:
2.80%, 6/15/2031	1,529,000	1,306,087
2.85%, 1/15/2032 (a)	1,168,000	982,043
6.10%, 4/1/2034	23,000	23,403
Simon Property Group LP:
1.38%, 1/15/2027 (a)	1,633,000	1,530,464
1.75%, 2/1/2028	1,193,000	1,091,690
2.20%, 2/1/2031	1,594,000	1,356,143
2.25%, 1/15/2032 (a)	1,506,000	1,249,799
2.45%, 9/13/2029	2,347,000	2,109,578
2.65%, 7/15/2030	1,212,000	1,078,365
2.65%, 2/1/2032	1,568,000	1,334,760
3.25%, 11/30/2026 (a)	1,084,000	1,057,420
3.30%, 1/15/2026	1,513,000	1,492,060
3.38%, 6/15/2027 (a)	1,713,000	1,665,190
3.38%, 12/1/2027	1,249,000	1,208,632
4.75%, 9/26/2034	1,854,000	1,757,889
5.50%, 3/8/2033 (a)	1,904,000	1,933,341
6.25%, 1/15/2034 (a)	1,766,000	1,874,485
Store Capital LLC:
2.70%, 12/1/2031	1,377,000	1,132,128
2.75%, 11/18/2030	1,291,000	1,112,648

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 3/15/2028	$1,645,000	$1,595,337
4.63%, 3/15/2029	1,618,000	1,557,260
Sun Communities Operating LP:
2.30%, 11/1/2028	970,000	874,523
2.70%, 7/15/2031	1,737,000	1,461,060
4.20%, 4/15/2032	1,351,000	1,232,342
5.50%, 1/15/2029 (a)	1,734,000	1,744,664
5.70%, 1/15/2033	250,000	248,735
Tanger Properties LP:
2.75%, 9/1/2031	1,502,000	1,267,613
3.13%, 9/1/2026	542,000	525,334
3.88%, 7/15/2027	518,000	502,517
UDR, Inc.:
Series MTN, 2.10%, 8/1/2032	1,411,000	1,120,828
Series MTN, 2.95%, 9/1/2026	659,000	638,861
3.00%, 8/15/2031 (a)	1,075,000	943,807
Series MTN, 3.20%, 1/15/2030	478,000	437,580
Series GMTN, 3.50%, 1/15/2028	325,000	310,820
Series MTN, 4.40%, 1/26/2029	2,757,000	2,679,142
5.13%, 9/1/2034	1,917,000	1,856,365
Ventas Realty LP:
2.50%, 9/1/2031 (a)	105,000	88,485
3.00%, 1/15/2030	2,439,000	2,199,222
3.25%, 10/15/2026 (a)	1,465,000	1,425,474
3.85%, 4/1/2027	791,000	772,775
4.00%, 3/1/2028	1,063,000	1,034,618
4.13%, 1/15/2026	1,647,000	1,634,384
4.40%, 1/15/2029	1,949,000	1,898,501
4.75%, 11/15/2030	1,810,000	1,769,384
VEREIT Operating Partnership LP:
3.10%, 12/15/2029	18,000	15,997
3.40%, 1/15/2028	81,000	76,100
3.95%, 8/15/2027	250,000	241,183
4.63%, 11/1/2025	66,000	65,567
VICI Properties LP:
4.75%, 2/15/2028	2,336,000	2,317,849
4.95%, 2/15/2030 (a)	1,243,000	1,216,972
5.13%, 11/15/2031	3,480,000	3,401,213
5.13%, 5/15/2032	2,673,000	2,596,846
5.75%, 4/1/2034 (a)	1,590,000	1,601,480
Welltower OP LLC:
2.05%, 1/15/2029	1,037,000	927,202
2.70%, 2/15/2027 (a)	1,007,000	967,979
2.75%, 1/15/2031	1,973,000	1,721,008
2.75%, 1/15/2032 (a)	1,804,000	1,535,691
2.80%, 6/1/2031	511,000	444,601
3.10%, 1/15/2030	1,600,000	1,457,152
3.85%, 6/15/2032	1,898,000	1,737,050
4.13%, 3/15/2029	598,000	578,948
Security Description	Principal Amount	Value
4.25%, 4/15/2028	$1,780,000	$1,743,385
Weyerhaeuser Co.:
3.38%, 3/9/2033	3,138,000	2,726,702
4.00%, 11/15/2029	1,541,000	1,470,299
4.00%, 4/15/2030	2,036,000	1,928,947
4.75%, 5/15/2026	1,691,000	1,690,814
6.95%, 10/1/2027	1,617,000	1,707,390
7.38%, 3/15/2032	330,000	367,610
WP Carey, Inc.:
2.25%, 4/1/2033	3,000	2,365
2.40%, 2/1/2031	704,000	598,435
4.25%, 10/1/2026	1,556,000	1,539,522
5.38%, 6/30/2034	1,844,000	1,828,049
		482,615,962
RETAIL — 2.3%
Advance Auto Parts, Inc. 1.75%, 10/1/2027	541,000	483,086
AutoNation, Inc.:
1.95%, 8/1/2028	637,000	571,172
2.40%, 8/1/2031 (a)	1,590,000	1,311,384
3.80%, 11/15/2027	488,000	471,818
3.85%, 3/1/2032	2,099,000	1,882,362
4.75%, 6/1/2030 (a)	444,000	429,495
AutoZone, Inc.:
1.65%, 1/15/2031	1,731,000	1,422,882
3.13%, 4/21/2026	1,690,000	1,655,592
3.75%, 6/1/2027 (a)	1,171,000	1,144,102
3.75%, 4/18/2029	833,000	794,249
4.00%, 4/15/2030	1,554,000	1,480,589
4.50%, 2/1/2028	1,608,000	1,593,432
4.75%, 8/1/2032	1,747,000	1,690,170
4.75%, 2/1/2033	306,000	293,714
5.05%, 7/15/2026	2,993,000	3,010,329
5.10%, 7/15/2029	1,600,000	1,608,208
5.20%, 8/1/2033	153,000	150,772
5.40%, 7/15/2034 (a)	1,278,000	1,270,907
6.25%, 11/1/2028	1,433,000	1,498,889
Best Buy Co., Inc.:
1.95%, 10/1/2030 (a)	1,700,000	1,431,451
4.45%, 10/1/2028 (a)	601,000	591,035
Costco Wholesale Corp.:
1.38%, 6/20/2027 (a)	1,892,000	1,758,425
1.60%, 4/20/2030 (a)	5,726,000	4,899,395
1.75%, 4/20/2032 (a)	418,000	340,030
3.00%, 5/18/2027 (a)	1,322,000	1,283,860
Darden Restaurants, Inc.:
3.85%, 5/1/2027	265,000	259,128
4.35%, 10/15/2027	810,000	799,089
4.55%, 10/15/2029 (a)	1,505,000	1,467,601
6.30%, 10/10/2033 (a)	937,000	981,714
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032 (a)	1,738,000	1,522,714
Dollar General Corp.:
3.50%, 4/3/2030	1,614,000	1,480,587
3.88%, 4/15/2027 (a)	1,542,000	1,507,367

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 5/1/2028 (a)	$991,000	$962,836
4.63%, 11/1/2027	1,814,000	1,801,701
5.00%, 11/1/2032	1,551,000	1,487,890
5.20%, 7/5/2028 (a)	1,454,000	1,458,333
5.45%, 7/5/2033 (a)	1,955,000	1,921,804
Dollar Tree, Inc.:
2.65%, 12/1/2031 (a)	1,701,000	1,435,406
4.20%, 5/15/2028 (a)	2,522,000	2,451,409
Ferguson Enterprises, Inc. 5.00%, 10/3/2034	1,911,000	1,827,184
Genuine Parts Co.:
1.88%, 11/1/2030	1,759,000	1,467,358
2.75%, 2/1/2032	1,963,000	1,656,438
6.50%, 11/1/2028	120,000	126,037
6.88%, 11/1/2033 (a)	1,436,000	1,575,737
Home Depot, Inc.:
0.90%, 3/15/2028 (a)	5,911,000	5,277,164
1.38%, 3/15/2031 (a)	3,483,000	2,820,150
1.50%, 9/15/2028 (a)	1,641,000	1,466,808
1.88%, 9/15/2031	1,786,000	1,475,933
2.50%, 4/15/2027 (a)	1,777,000	1,700,465
2.70%, 4/15/2030	2,349,000	2,114,899
2.80%, 9/14/2027	1,582,000	1,515,445
2.88%, 4/15/2027	1,481,000	1,431,461
2.95%, 6/15/2029	3,088,000	2,870,636
3.00%, 4/1/2026	2,137,000	2,099,303
3.25%, 4/15/2032	2,104,000	1,877,357
3.90%, 12/6/2028	1,373,000	1,338,208
4.50%, 9/15/2032 (a)	2,121,000	2,063,712
4.75%, 6/25/2029	1,712,000	1,715,133
4.85%, 6/25/2031	1,721,000	1,719,761
4.88%, 6/25/2027	1,897,000	1,914,813
4.90%, 4/15/2029 (a)	1,185,000	1,195,653
4.95%, 9/30/2026	1,505,000	1,518,665
4.95%, 6/25/2034	3,179,000	3,134,049
5.15%, 6/25/2026	2,870,000	2,898,700
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (a)	4,286,000	3,832,113
1.70%, 9/15/2028	1,867,000	1,669,957
1.70%, 10/15/2030 (a)	2,012,000	1,680,583
2.50%, 4/15/2026	2,250,000	2,194,268
2.63%, 4/1/2031 (a)	2,511,000	2,180,778
3.10%, 5/3/2027	2,285,000	2,209,915
3.35%, 4/1/2027	1,470,000	1,428,590
3.65%, 4/5/2029	2,326,000	2,214,817
3.75%, 4/1/2032	2,843,000	2,602,027
4.50%, 4/15/2030 (a)	2,395,000	2,349,663
4.80%, 4/1/2026	1,355,000	1,357,371
5.00%, 4/15/2033 (a)	2,339,000	2,303,330
5.15%, 7/1/2033 (a)	1,833,000	1,822,350
6.50%, 3/15/2029	1,705,000	1,816,575
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	353,000	308,300
Security Description	Principal Amount	Value
Series MTN, 2.63%, 9/1/2029 (a)	$1,650,000	$1,502,754
Series MTN, 3.50%, 3/1/2027 (a)	1,839,000	1,797,089
Series MTN, 3.50%, 7/1/2027	1,418,000	1,381,699
Series MTN, 3.60%, 7/1/2030 (a)	1,262,000	1,182,999
Series MTN, 3.70%, 1/30/2026	1,838,000	1,823,829
Series MTN, 3.80%, 4/1/2028 (a)	1,628,000	1,584,565
Series MTN, 4.60%, 9/9/2032 (a)	1,808,000	1,759,817
4.80%, 8/14/2028 (a)	1,784,000	1,786,587
4.95%, 8/14/2033 (a)	1,866,000	1,850,997
Series GMTN, 5.00%, 5/17/2029 (a)	1,641,000	1,651,601
Series GMTN, 5.20%, 5/17/2034 (a)	1,875,000	1,893,750
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	1,980,000	1,623,065
3.55%, 3/15/2026 (a)	1,854,000	1,828,396
3.60%, 9/1/2027	1,271,000	1,233,518
3.90%, 6/1/2029	1,258,000	1,205,504
4.20%, 4/1/2030 (a)	1,657,000	1,595,210
4.35%, 6/1/2028	1,995,000	1,959,609
4.70%, 6/15/2032 (a)	475,000	459,116
5.00%, 8/19/2034	1,650,000	1,600,302
5.75%, 11/20/2026	1,488,000	1,513,742
Ross Stores, Inc.:
0.88%, 4/15/2026	1,935,000	1,842,991
1.88%, 4/15/2031	38,000	31,344
Starbucks Corp.:
2.00%, 3/12/2027	1,545,000	1,459,639
2.25%, 3/12/2030	2,322,000	2,035,047
2.45%, 6/15/2026	1,654,000	1,604,496
2.55%, 11/15/2030	1,804,000	1,579,961
3.00%, 2/14/2032 (a)	500,000	437,055
3.50%, 3/1/2028	1,686,000	1,626,585
3.55%, 8/15/2029	1,761,000	1,667,561
4.00%, 11/15/2028	1,167,000	1,131,021
4.75%, 2/15/2026 (a)	1,371,000	1,374,304
4.80%, 2/15/2033	110,000	107,294
4.85%, 2/8/2027 (a)	1,771,000	1,778,279
4.90%, 2/15/2031 (a)	1,872,000	1,869,248
5.00%, 2/15/2034 (a)	1,631,000	1,596,504
Target Corp.:
1.95%, 1/15/2027 (a)	1,495,000	1,422,642
2.35%, 2/15/2030	2,311,000	2,053,000
2.50%, 4/15/2026 (a)	464,000	452,739
2.65%, 9/15/2030 (a)	1,741,000	1,551,597
3.38%, 4/15/2029 (a)	263,000	249,598
4.40%, 1/15/2033 (a)	1,671,000	1,599,331
4.50%, 9/15/2032 (a)	3,466,000	3,350,132
4.50%, 9/15/2034 (a)	1,820,000	1,729,546

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.35%, 11/1/2032	$599,000	$650,562
TJX Cos., Inc.:
1.15%, 5/15/2028 (a)	1,477,000	1,317,912
1.60%, 5/15/2031 (a)	1,657,000	1,355,923
2.25%, 9/15/2026	1,234,000	1,189,662
3.88%, 4/15/2030	1,749,000	1,667,217
Tractor Supply Co.:
1.75%, 11/1/2030 (a)	1,364,000	1,140,154
5.25%, 5/15/2033	1,689,000	1,687,311
Walmart, Inc.:
1.05%, 9/17/2026	1,210,000	1,144,757
1.50%, 9/22/2028 (a)	1,003,000	900,844
1.80%, 9/22/2031 (a)	2,035,000	1,699,734
2.38%, 9/24/2029	668,000	608,548
3.05%, 7/8/2026	595,000	583,368
3.25%, 7/8/2029 (a)	1,587,000	1,505,428
3.70%, 6/26/2028 (a)	1,025,000	1,002,491
3.90%, 4/15/2028	1,285,000	1,262,307
3.95%, 9/9/2027 (a)	660,000	653,057
4.00%, 4/15/2026	2,401,000	2,390,003
4.00%, 4/15/2030 (a)	2,957,000	2,891,059
4.10%, 4/15/2033 (a)	3,622,000	3,447,890
4.15%, 9/9/2032 (a)	3,133,000	3,017,236
5.88%, 4/5/2027	537,000	555,172
7.55%, 2/15/2030 (a)	628,000	716,033
		226,547,364
SEMICONDUCTORS — 2.3%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032	2,111,000	1,960,739
Analog Devices, Inc.:
1.70%, 10/1/2028 (a)	3,008,000	2,698,627
2.10%, 10/1/2031	1,966,000	1,647,252
3.45%, 6/15/2027	1,920,000	1,871,136
3.50%, 12/5/2026	1,064,000	1,044,667
5.05%, 4/1/2034	1,372,000	1,370,134
Applied Materials, Inc.:
1.75%, 6/1/2030	1,898,000	1,621,423
3.30%, 4/1/2027 (a)	169,000	164,623
4.80%, 6/15/2029 (a)	1,140,000	1,144,115
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.50%, 1/15/2028	2,112,000	2,032,082
3.88%, 1/15/2027	5,551,000	5,462,961
Broadcom, Inc.:
1.95%, 2/15/2028 (e)	1,954,000	1,788,789
2.45%, 2/15/2031 (e)	5,600,000	4,832,408
2.60%, 2/15/2033 (a) (e)	2,578,000	2,132,470
3.42%, 4/15/2033 (e)	4,148,000	3,632,113
3.46%, 9/15/2026	1,258,000	1,234,324
3.47%, 4/15/2034 (e)	4,813,000	4,170,513
4.00%, 4/15/2029 (e)	1,534,000	1,476,214
4.11%, 9/15/2028 (a)	1,749,000	1,708,406
4.15%, 2/15/2028	1,954,000	1,921,212
4.15%, 11/15/2030	3,244,000	3,106,941
4.15%, 4/15/2032 (a) (e)	2,062,000	1,931,929
Security Description	Principal Amount	Value
4.30%, 11/15/2032	$3,936,000	$3,713,537
4.35%, 2/15/2030	9,003,000	8,756,138
4.55%, 2/15/2032	1,250,000	1,208,588
4.75%, 4/15/2029	2,818,000	2,798,443
4.80%, 10/15/2034 (a)	3,180,000	3,068,795
5.00%, 4/15/2030 (a)	1,294,000	1,294,673
5.05%, 7/12/2027	1,563,000	1,578,177
5.05%, 7/12/2029	1,355,000	1,360,054
5.15%, 11/15/2031	2,711,000	2,728,540
Intel Corp.:
1.60%, 8/12/2028	1,746,000	1,542,993
2.00%, 8/12/2031 (a)	2,720,000	2,190,661
2.45%, 11/15/2029	3,971,000	3,483,242
2.60%, 5/19/2026	1,917,000	1,859,126
3.15%, 5/11/2027 (a)	6,267,000	6,012,121
3.75%, 3/25/2027	1,770,000	1,723,449
3.75%, 8/5/2027	2,069,000	2,006,744
3.90%, 3/25/2030 (a)	4,071,000	3,809,113
4.00%, 8/5/2029	1,734,000	1,651,531
4.00%, 12/15/2032	1,970,000	1,766,972
4.15%, 8/5/2032 (a)	2,185,000	1,988,350
4.88%, 2/10/2026	2,405,000	2,405,385
4.88%, 2/10/2028	4,185,000	4,162,317
5.00%, 2/21/2031 (a)	1,659,000	1,627,695
5.13%, 2/10/2030	4,029,000	3,991,409
5.15%, 2/21/2034 (a)	1,515,000	1,453,597
5.20%, 2/10/2033 (a)	4,422,000	4,272,006
KLA Corp.:
4.10%, 3/15/2029	1,648,000	1,606,355
4.65%, 7/15/2032 (a)	1,871,000	1,832,233
4.70%, 2/1/2034 (a)	1,462,000	1,419,090
Lam Research Corp.:
1.90%, 6/15/2030 (a)	1,616,000	1,384,007
3.75%, 3/15/2026	1,712,000	1,694,812
4.00%, 3/15/2029 (a)	1,654,000	1,608,135
Marvell Technology Group Ltd. 4.88%, 6/22/2028	5,000	4,901
Marvell Technology, Inc.:
1.65%, 4/15/2026	1,514,000	1,451,987
2.45%, 4/15/2028	1,937,000	1,787,134
2.95%, 4/15/2031	1,717,000	1,507,028
4.88%, 6/22/2028	627,000	623,276
5.75%, 2/15/2029	1,652,000	1,693,663
Microchip Technology, Inc.:
4.90%, 3/15/2028	2,500,000	2,491,450
5.05%, 3/15/2029 (a)	1,120,000	1,117,334
5.05%, 2/15/2030 (a)	2,500,000	2,483,975
Micron Technology, Inc.:
2.70%, 4/15/2032	2,041,000	1,710,011
4.19%, 2/15/2027	1,611,000	1,588,301
4.66%, 2/15/2030 (a)	1,878,000	1,832,421
4.98%, 2/6/2026	1,635,000	1,636,373
5.30%, 1/15/2031	2,018,000	2,016,729
5.33%, 2/6/2029	1,717,000	1,725,705
5.38%, 4/15/2028	200,000	202,140

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 2/9/2033 (a)	$2,073,000	$2,123,353
5.88%, 9/15/2033 (a)	1,404,000	1,440,673
6.75%, 11/1/2029 (a)	2,329,000	2,478,056
NVIDIA Corp.:
1.55%, 6/15/2028 (a)	1,338,000	1,214,623
2.00%, 6/15/2031	1,967,000	1,671,675
2.85%, 4/1/2030	4,602,000	4,214,880
3.20%, 9/16/2026	1,349,000	1,322,708
NXP BV/NXP Funding LLC 5.35%, 3/1/2026	922,000	925,734
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031 (a)	1,510,000	1,285,539
2.65%, 2/15/2032	1,898,000	1,596,730
3.15%, 5/1/2027	2,174,000	2,090,562
3.40%, 5/1/2030 (a)	1,742,000	1,602,152
3.88%, 6/18/2026 (a)	2,879,000	2,839,068
4.30%, 6/18/2029	1,323,000	1,282,278
4.40%, 6/1/2027	1,105,000	1,093,585
5.00%, 1/15/2033 (a)	1,799,000	1,749,546
Qorvo, Inc. 4.38%, 10/15/2029	1,730,000	1,623,173
QUALCOMM, Inc.:
1.30%, 5/20/2028 (a)	1,497,000	1,342,674
1.65%, 5/20/2032	2,496,000	1,989,911
2.15%, 5/20/2030	1,578,000	1,384,932
3.25%, 5/20/2027 (a)	2,249,000	2,187,602
4.25%, 5/20/2032 (a)	3,024,000	2,908,725
5.40%, 5/20/2033 (a)	1,401,000	1,444,781
Skyworks Solutions, Inc.:
1.80%, 6/1/2026	1,945,000	1,862,843
3.00%, 6/1/2031	1,789,500	1,532,045
Texas Instruments, Inc.:
1.13%, 9/15/2026	1,390,000	1,315,010
1.75%, 5/4/2030	1,793,000	1,534,342
1.90%, 9/15/2031 (a)	1,568,000	1,312,338
2.25%, 9/4/2029 (a)	1,214,000	1,090,038
2.90%, 11/3/2027 (a)	934,000	895,323
3.65%, 8/16/2032 (a)	1,798,000	1,649,719
4.60%, 2/8/2027	969,000	972,517
4.60%, 2/15/2028 (a)	1,332,000	1,334,011
4.60%, 2/8/2029	1,467,000	1,463,142
4.85%, 2/8/2034 (a)	1,728,000	1,700,473
4.90%, 3/14/2033 (a)	1,985,000	1,971,760
TSMC Arizona Corp.:
1.75%, 10/25/2026	2,321,000	2,201,097
2.50%, 10/25/2031	2,383,000	2,041,135
3.88%, 4/22/2027	2,860,000	2,809,292
4.13%, 4/22/2029 (a)	1,468,000	1,428,129
4.25%, 4/22/2032	623,000	594,921
Xilinx, Inc. 2.38%, 6/1/2030	1,585,000	1,397,209
		225,742,098
Security Description	Principal Amount	Value
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	$1,693,000	$1,520,822
3.48%, 12/1/2027	692,000	664,514
4.20%, 5/1/2030	1,890,000	1,790,454
5.35%, 1/15/2030	1,475,000	1,477,522
		5,453,312
SOFTWARE — 2.3%
Adobe, Inc.:
2.15%, 2/1/2027	1,967,000	1,876,636
2.30%, 2/1/2030	3,307,000	2,941,543
4.80%, 4/4/2029	1,823,000	1,831,204
4.95%, 4/4/2034	1,038,000	1,028,710
AppLovin Corp.:
5.13%, 12/1/2029	5,844,000	5,826,059
5.38%, 12/1/2031	1,715,000	1,716,338
5.50%, 12/1/2034	1,897,000	1,880,344
Atlassian Corp.:
5.25%, 5/15/2029	2,200,000	2,215,026
5.50%, 5/15/2034 (a)	1,722,000	1,730,886
Autodesk, Inc.:
2.40%, 12/15/2031	1,871,000	1,571,528
2.85%, 1/15/2030 (a)	7,061,000	6,394,865
3.50%, 6/15/2027	1,735,000	1,684,772
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	1,636,000	1,399,075
2.90%, 12/1/2029	1,608,000	1,453,712
3.40%, 6/27/2026	1,747,000	1,713,318
Cadence Design Systems, Inc.:
4.20%, 9/10/2027 (a)	830,000	820,505
4.30%, 9/10/2029	1,562,000	1,531,057
4.70%, 9/10/2034	2,748,000	2,635,167
Concentrix Corp.:
6.60%, 8/2/2028 (a)	1,909,000	1,955,923
6.65%, 8/2/2026 (a)	2,540,000	2,585,034
6.85%, 8/2/2033 (a)	1,735,000	1,748,082
Electronic Arts, Inc.:
1.85%, 2/15/2031	5,656,000	4,696,629
4.80%, 3/1/2026	159,000	159,053
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	2,425,000	2,326,036
2.25%, 3/1/2031 (a)	1,843,000	1,562,514
3.75%, 5/21/2029 (a)	1,872,000	1,773,514
5.10%, 7/15/2032 (a)	1,689,000	1,680,572
Fiserv, Inc.:
2.25%, 6/1/2027 (a)	1,390,000	1,311,201
2.65%, 6/1/2030	1,576,000	1,393,089
3.20%, 7/1/2026	3,398,000	3,322,836
3.50%, 7/1/2029	8,427,000	7,907,981
4.20%, 10/1/2028	1,964,000	1,910,540
4.75%, 3/15/2030	1,556,000	1,536,052
5.15%, 3/15/2027	1,733,000	1,747,783

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.15%, 8/12/2034	$1,764,000	$1,724,328
5.35%, 3/15/2031 (a)	1,800,000	1,829,448
5.38%, 8/21/2028	1,870,000	1,895,320
5.45%, 3/2/2028	1,072,000	1,088,766
5.45%, 3/15/2034	1,987,000	1,988,152
5.60%, 3/2/2033	1,654,000	1,676,991
5.63%, 8/21/2033 (a)	2,901,000	2,953,131
Intuit, Inc.:
1.35%, 7/15/2027 (a)	1,074,000	990,550
1.65%, 7/15/2030	1,457,000	1,228,193
5.13%, 9/15/2028 (a)	1,642,000	1,666,252
5.20%, 9/15/2033	2,353,000	2,357,306
5.25%, 9/15/2026 (a)	1,047,000	1,058,789
Microsoft Corp.:
1.35%, 9/15/2030 (a)	1,726,000	1,461,594
2.40%, 8/8/2026	7,621,000	7,396,104
3.30%, 2/6/2027	7,659,000	7,498,314
3.40%, 9/15/2026	1,692,000	1,666,062
3.40%, 6/15/2027	1,632,000	1,596,863
Oracle Corp.:
1.65%, 3/25/2026	5,269,000	5,079,948
2.30%, 3/25/2028 (a)	3,802,000	3,515,595
2.65%, 7/15/2026	5,496,000	5,332,054
2.80%, 4/1/2027	4,245,000	4,075,285
2.88%, 3/25/2031	5,792,000	5,089,546
2.95%, 4/1/2030	5,986,000	5,404,460
3.25%, 11/15/2027 (a)	4,604,000	4,425,871
3.25%, 5/15/2030 (a)	3,383,000	3,097,745
4.20%, 9/27/2029 (a)	2,080,000	2,008,552
4.30%, 7/8/2034	3,153,000	2,900,035
4.50%, 5/6/2028	1,677,000	1,660,683
4.65%, 5/6/2030 (a)	1,326,000	1,305,434
4.70%, 9/27/2034	3,769,000	3,573,464
4.90%, 2/6/2033	2,148,000	2,092,238
6.15%, 11/9/2029	1,832,000	1,920,724
6.25%, 11/9/2032	7,586,000	8,035,926
Roper Technologies, Inc.:
1.40%, 9/15/2027	1,699,000	1,555,655
1.75%, 2/15/2031	1,962,000	1,612,313
2.00%, 6/30/2030	1,418,000	1,208,689
2.95%, 9/15/2029 (a)	1,745,000	1,593,534
3.80%, 12/15/2026	1,921,000	1,890,879
4.20%, 9/15/2028 (a)	1,589,000	1,551,706
4.50%, 10/15/2029 (a)	1,044,000	1,024,592
4.75%, 2/15/2032	1,949,000	1,897,761
Salesforce, Inc.:
1.50%, 7/15/2028	1,508,000	1,354,531
1.95%, 7/15/2031	4,269,000	3,584,381
3.70%, 4/11/2028	2,078,000	2,023,723
ServiceNow, Inc. 1.40%, 9/1/2030	5,366,000	4,456,141
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	607,000	592,414
4.00%, 4/14/2032 (a)	1,137,000	1,050,076
Security Description	Principal Amount	Value
4.95%, 3/28/2028	$1,529,000	$1,528,052
5.00%, 3/28/2026	1,718,000	1,723,377
5.40%, 6/12/2029	940,000	951,741
5.60%, 6/12/2034	625,000	630,056
VMware LLC:
1.40%, 8/15/2026	2,357,000	2,232,857
1.80%, 8/15/2028 (a)	2,230,000	2,000,622
2.20%, 8/15/2031	2,927,000	2,428,356
3.90%, 8/21/2027 (a)	2,011,000	1,965,712
4.65%, 5/15/2027	1,998,000	1,989,768
4.70%, 5/15/2030	1,924,000	1,884,269
Workday, Inc.:
3.50%, 4/1/2027	1,984,000	1,933,091
3.70%, 4/1/2029 (a)	4,004,000	3,809,005
3.80%, 4/1/2032	2,403,000	2,186,778
		228,121,386
TELECOMMUNICATIONS — 3.2%
America Movil SAB de CV:
2.88%, 5/7/2030	1,706,000	1,522,076
3.63%, 4/22/2029	1,972,000	1,854,035
4.70%, 7/21/2032 (a)	1,485,000	1,418,724
AT&T, Inc.:
1.65%, 2/1/2028	4,685,000	4,259,789
1.70%, 3/25/2026	7,578,000	7,312,770
2.25%, 2/1/2032	4,165,000	3,440,831
2.30%, 6/1/2027	4,898,000	4,624,104
2.55%, 12/1/2033	4,610,000	3,713,078
2.75%, 6/1/2031	5,018,000	4,365,509
2.95%, 7/15/2026 (a)	1,637,000	1,596,108
3.80%, 2/15/2027	1,865,000	1,829,155
3.88%, 1/15/2026	1,241,000	1,230,129
4.10%, 2/15/2028	3,250,000	3,179,703
4.25%, 3/1/2027	2,357,000	2,334,561
4.30%, 2/15/2030 (a)	6,139,000	5,941,570
4.35%, 3/1/2029 (a)	10,705,000	10,477,947
5.40%, 2/15/2034 (a)	4,875,000	4,897,133
Bell Telephone Co. of Canada or Bell Canada:
Series US-5, 2.15%, 2/15/2032 (a)	1,678,000	1,365,439
5.10%, 5/11/2033 (a)	1,967,000	1,911,314
5.20%, 2/15/2034	1,940,000	1,892,004
British Telecommunications PLC:
5.13%, 12/4/2028	1,908,000	1,911,930
9.63%, 12/15/2030	6,295,000	7,624,630
Cisco Systems, Inc.:
2.50%, 9/20/2026 (a)	2,101,000	2,036,331
4.80%, 2/26/2027	7,077,000	7,126,327
4.85%, 2/26/2029	5,386,000	5,418,424
4.95%, 2/26/2031	4,608,000	4,623,206
5.05%, 2/26/2034	6,297,000	6,272,568
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	6,743,000	7,838,063

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
9.25%, 6/1/2032	$1,780,000	$2,208,268
Juniper Networks, Inc.:
2.00%, 12/10/2030 (a)	1,129,000	943,076
3.75%, 8/15/2029 (a)	1,743,000	1,655,327
Koninklijke KPN NV 8.38%, 10/1/2030	1,635,000	1,884,190
Motorola Solutions, Inc.:
2.30%, 11/15/2030 (a)	1,919,000	1,642,856
2.75%, 5/24/2031	3,022,000	2,617,475
4.60%, 2/23/2028	301,000	298,336
4.60%, 5/23/2029	2,000	1,967
5.00%, 4/15/2029	2,039,000	2,035,656
5.40%, 4/15/2034 (a)	521,000	521,125
5.60%, 6/1/2032	2,364,000	2,412,344
Nokia OYJ 4.38%, 6/12/2027	1,380,000	1,342,133
Orange SA 9.00%, 3/1/2031 (a)	4,829,000	5,757,279
Rogers Communications, Inc.:
2.90%, 11/15/2026	2,837,000	2,740,287
2.95%, 3/15/2025 (e)	1,000	996
3.20%, 3/15/2027	2,059,000	1,988,768
3.80%, 3/15/2032	3,861,000	3,471,271
5.00%, 2/15/2029	2,015,000	2,002,688
5.30%, 2/15/2034 (a)	2,428,000	2,366,790
Sprint Capital Corp.:
6.88%, 11/15/2028	4,603,000	4,883,185
8.75%, 3/15/2032	4,134,000	4,942,528
Sprint LLC 7.63%, 3/1/2026	2,576,000	2,634,321
Telefonica Emisiones SA 4.10%, 3/8/2027	2,993,000	2,945,501
Telefonica Europe BV 8.25%, 9/15/2030	1,978,000	2,256,858
TELUS Corp.:
2.80%, 2/16/2027	1,636,000	1,566,846
3.40%, 5/13/2032 (a)	2,564,000	2,261,730
3.70%, 9/15/2027	300,000	291,093
T-Mobile USA, Inc.:
1.50%, 2/15/2026	1,997,000	1,926,206
2.05%, 2/15/2028	3,403,000	3,125,383
2.25%, 2/15/2026	3,344,000	3,250,669
2.25%, 11/15/2031	1,620,000	1,345,523
2.40%, 3/15/2029	1,690,000	1,522,099
2.55%, 2/15/2031	5,756,000	4,949,124
2.63%, 4/15/2026	2,144,000	2,090,078
2.63%, 2/15/2029	1,574,000	1,431,915
2.70%, 3/15/2032	1,678,000	1,419,286
2.88%, 2/15/2031	1,568,000	1,375,167
3.38%, 4/15/2029	11,881,000	11,097,092
3.50%, 4/15/2031	4,677,000	4,240,449
3.75%, 4/15/2027	7,663,000	7,486,521
3.88%, 4/15/2030	13,554,000	12,755,263
4.20%, 10/1/2029 (a)	3,819,000	3,695,188
4.75%, 2/1/2028 (a)	3,398,000	3,376,797
4.80%, 7/15/2028	1,636,000	1,627,002
Security Description	Principal Amount	Value
4.85%, 1/15/2029	$1,936,000	$1,925,759
4.95%, 3/15/2028	1,984,000	1,984,516
5.05%, 7/15/2033	3,612,000	3,534,198
5.15%, 4/15/2034 (a)	2,167,000	2,128,752
5.20%, 1/15/2033	1,978,000	1,958,240
5.75%, 1/15/2034	1,817,000	1,862,825
Verizon Communications, Inc.:
1.50%, 9/18/2030	2,483,000	2,059,996
1.68%, 10/30/2030 (a)	3,326,000	2,766,667
1.75%, 1/20/2031	3,199,000	2,636,232
2.10%, 3/22/2028	4,095,000	3,765,434
2.36%, 3/15/2032	14,353,000	11,896,053
2.55%, 3/21/2031	6,552,500	5,645,765
3.00%, 3/22/2027	1,516,000	1,464,032
3.15%, 3/22/2030	2,987,000	2,733,284
3.88%, 2/8/2029 (a)	1,674,000	1,614,071
4.02%, 12/3/2029	8,254,000	7,922,519
4.13%, 3/16/2027	5,760,000	5,694,451
4.33%, 9/21/2028	10,308,000	10,117,817
4.40%, 11/1/2034	1,350,000	1,249,938
4.50%, 8/10/2033	1,317,000	1,242,155
5.05%, 5/9/2033 (a)	2,154,000	2,129,595
6.40%, 9/15/2033	1,554,000	1,678,165
7.75%, 12/1/2030	1,478,000	1,674,027
Vodafone Group PLC:
6.25%, 11/30/2032 (a)	1,863,000	1,994,658
7.88%, 2/15/2030 (a)	656,000	741,988
		318,825,251
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027 (a)	1,407,000	1,356,503
3.55%, 11/19/2026	1,611,000	1,573,963
3.90%, 11/19/2029 (a)	1,484,000	1,394,826
6.05%, 5/14/2034	4,463,000	4,479,424
		8,804,716
TRANSPORTATION — 1.0%
BNSF Funding Trust I 3 mo. USD Term SOFR + 2.35%, 6.61%, 12/15/2055 (b)	374,000	375,732
Burlington Northern Santa Fe LLC 3.25%, 6/15/2027	1,643,000	1,596,092
Canadian National Railway Co.:
3.85%, 8/5/2032	1,743,000	1,608,423
4.38%, 9/18/2034 (a)	1,050,000	987,798
5.85%, 11/1/2033	684,000	715,724
6.25%, 8/1/2034	507,000	547,869
6.90%, 7/15/2028	2,353,000	2,512,510
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	1,505,000	1,425,115
2.05%, 3/5/2030 (a)	510,000	442,757
2.45%, 12/2/2031 (a)	2,283,000	1,947,833

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 11/15/2029	$1,894,000	$1,732,688
4.00%, 6/1/2028 (a)	1,625,000	1,581,547
7.13%, 10/15/2031 (a)	1,361,000	1,510,193
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	1,658,000	1,616,567
CSX Corp.:
2.40%, 2/15/2030	1,880,000	1,666,545
2.60%, 11/1/2026	1,170,000	1,131,285
3.25%, 6/1/2027	1,624,000	1,573,526
3.80%, 3/1/2028	1,405,000	1,365,899
4.10%, 11/15/2032 (a)	1,572,000	1,471,361
4.25%, 3/15/2029	1,300,000	1,272,908
5.20%, 11/15/2033 (a)	4,154,000	4,162,640
FedEx Corp.:
2.40%, 5/15/2031 (a)	1,057,000	901,970
3.10%, 8/5/2029 (a)	4,724,000	4,374,849
3.25%, 4/1/2026	1,815,000	1,783,492
3.40%, 2/15/2028	850,000	814,649
4.20%, 10/17/2028	666,000	651,122
4.25%, 5/15/2030	1,978,000	1,915,653
FedEx Corp. Pass-Through Trust Series 2020-1, Class AA, 1.88%, 8/20/2035	1,055,746	876,723
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	1,769,000	1,751,204
Kirby Corp. 4.20%, 3/1/2028	1,542,000	1,492,548
Norfolk Southern Corp.:
2.30%, 5/15/2031	414,000	354,231
2.55%, 11/1/2029	1,707,000	1,538,809
2.90%, 6/15/2026	1,531,000	1,495,603
3.00%, 3/15/2032 (a)	1,950,000	1,702,018
3.15%, 6/1/2027	484,000	468,149
3.80%, 8/1/2028	616,000	596,836
4.45%, 3/1/2033	1,836,000	1,749,910
5.05%, 8/1/2030 (a)	1,602,000	1,617,700
5.55%, 3/15/2034	753,000	768,218
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	337,000	320,423
Series MTN, 2.85%, 3/1/2027	1,539,000	1,475,301
Series MTN, 2.90%, 12/1/2026	534,000	515,203
Series MTN, 4.30%, 6/15/2027 (a)	1,119,000	1,104,710
Series MTN, 4.90%, 12/1/2029	875,000	867,318
Series GMTN, 4.95%, 9/1/2029	1,012,000	1,008,205
Series MTN, 5.25%, 6/1/2028	1,453,000	1,467,021
Series MTN, 5.38%, 3/15/2029	1,473,000	1,490,543
Security Description	Principal Amount	Value
Series MTN, 5.50%, 6/1/2029	$1,175,000	$1,195,139
Series MTN, 5.65%, 3/1/2028 (a)	1,644,000	1,680,809
6.30%, 12/1/2028 (a)	1,516,000	1,588,071
6.60%, 12/1/2033 (a)	1,475,000	1,594,578
Union Pacific Corp.:
2.15%, 2/5/2027 (a)	1,691,000	1,612,368
2.38%, 5/20/2031 (a)	500,000	432,025
2.40%, 2/5/2030	1,196,000	1,062,084
2.75%, 3/1/2026	1,481,000	1,450,269
2.80%, 2/14/2032 (a)	1,892,000	1,641,386
3.00%, 4/15/2027	1,440,000	1,392,638
3.70%, 3/1/2029	484,000	464,698
3.95%, 9/10/2028	1,942,700	1,891,024
4.50%, 1/20/2033 (a)	3,053,000	2,938,177
4.75%, 2/21/2026	604,000	605,570
6.63%, 2/1/2029	1,675,000	1,792,786
United Parcel Service, Inc.:
2.40%, 11/15/2026	1,569,000	1,512,642
2.50%, 9/1/2029	899,000	815,941
3.05%, 11/15/2027	1,674,000	1,609,668
3.40%, 3/15/2029 (a)	147,000	139,675
4.45%, 4/1/2030 (a)	1,674,000	1,654,113
4.88%, 3/3/2033 (a)	2,217,000	2,192,236
5.15%, 5/22/2034 (a)	1,450,000	1,447,042
		95,060,359
TRUCKING & LEASING — 0.1%
GATX Corp.:
1.90%, 6/1/2031	375,000	305,554
3.25%, 9/15/2026	1,073,000	1,045,649
3.50%, 3/15/2028	1,700,000	1,624,350
3.50%, 6/1/2032	2,414,000	2,133,831
3.85%, 3/30/2027 (a)	1,017,000	992,806
4.00%, 6/30/2030	65,000	61,514
4.55%, 11/7/2028	100,000	98,321
4.90%, 3/15/2033	1,646,000	1,587,781
6.05%, 3/15/2034	1,198,000	1,252,245
		9,102,051
VENTURE CAPITAL — 0.0% (d)
Hercules Capital, Inc.:
2.63%, 9/16/2026	593,000	563,979
3.38%, 1/20/2027	636,000	609,103
		1,173,082
WATER — 0.2%
American Water Capital Corp.:
2.30%, 6/1/2031	1,773,000	1,497,086
2.80%, 5/1/2030 (a)	1,862,000	1,669,879
3.75%, 9/1/2028	1,998,000	1,922,036
4.45%, 6/1/2032	1,829,000	1,745,360
5.15%, 3/1/2034	1,274,000	1,262,903
Essential Utilities, Inc.:
2.40%, 5/1/2031 (a)	1,442,000	1,226,147

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.70%, 4/15/2030	$1,435,000	$1,276,433
3.57%, 5/1/2029	465,000	437,602
4.80%, 8/15/2027	65,000	64,901
5.38%, 1/15/2034 (a)	1,676,000	1,661,184
United Utilities PLC 6.88%, 8/15/2028	1,732,000	1,825,857
		14,589,388
TOTAL CORPORATE BONDS & NOTES (Cost $9,937,792,825)		9,695,461,901
	Shares
SHORT-TERM INVESTMENTS — 6.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (f) (g)	47,065,159	47,065,159
State Street Navigator Securities Lending Portfolio II (h) (i)	600,749,900	600,749,900
TOTAL SHORT-TERM INVESTMENTS (Cost $647,815,059)		647,815,059
TOTAL INVESTMENTS — 105.0% (Cost $10,585,607,884)		10,343,276,960
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(489,250,284)
NET ASSETS — 100.0%		$9,854,026,676

(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2024. Maturity date shown is the final maturity.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The rate shown is the annualized seven-day yield at December 31, 2024.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$9,695,461,901	$—	$9,695,461,901
Short-Term Investments	647,815,059	—	—	647,815,059
TOTAL INVESTMENTS	$647,815,059	$9,695,461,901	$—	$10,343,276,960

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	42,330,053	$42,342,752	$364,697,689	$407,040,441	$306	$(306)	—	$—	$263,309
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	399,454,939	352,389,780	—	—	47,065,159	47,065,159	357,067
State Street Navigator Securities Lending Portfolio II	420,255,818	420,255,818	1,808,340,620	1,627,846,538	—	—	600,749,900	600,749,900	852,563
Total		$462,598,570	$2,572,493,248	$2,387,276,759	$306	$(306)		$647,815,059	$1,472,939
See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$193,000	$142,669
5.40%, 10/1/2048	200,000	188,268
		330,937
AEROSPACE & DEFENSE — 2.7%
Boeing Co.:
3.25%, 2/1/2035	447,000	356,411
3.38%, 6/15/2046	177,000	114,441
3.50%, 3/1/2039	193,000	143,030
3.55%, 3/1/2038	188,000	142,100
3.60%, 5/1/2034	114,000	95,488
3.63%, 3/1/2048	173,000	114,865
3.65%, 3/1/2047	182,000	122,117
3.75%, 2/1/2050	558,000	380,015
3.83%, 3/1/2059 (b)	186,000	120,413
3.85%, 11/1/2048	198,000	135,420
3.90%, 5/1/2049	320,000	222,192
3.95%, 8/1/2059 (b)	438,000	289,737
5.71%, 5/1/2040	1,260,000	1,199,948
5.81%, 5/1/2050	2,320,000	2,153,656
5.88%, 2/15/2040	179,000	173,005
5.93%, 5/1/2060	1,464,000	1,349,340
6.63%, 2/15/2038	177,000	183,429
6.86%, 5/1/2054	642,000	682,600
6.88%, 3/15/2039 (b)	231,000	243,245
7.01%, 5/1/2064	771,000	819,820
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	40,000	36,893
General Dynamics Corp.:
2.85%, 6/1/2041	233,000	166,418
3.60%, 11/15/2042	212,000	166,611
4.25%, 4/1/2040	323,000	281,982
4.25%, 4/1/2050	336,000	277,277
General Electric Co. Series MTN, 5.88%, 1/14/2038	292,000	300,944
Howmet Aerospace, Inc. 5.95%, 2/1/2037	162,000	167,800
L3Harris Technologies, Inc.:
5.05%, 4/27/2045	133,000	121,777
5.50%, 8/15/2054	349,000	335,183
5.60%, 7/31/2053	307,000	297,784
6.15%, 12/15/2040	163,000	169,165
Lockheed Martin Corp.:
2.80%, 6/15/2050	120,000	75,080
3.80%, 3/1/2045	551,000	434,778
4.07%, 12/15/2042	579,604	482,572
4.09%, 9/15/2052	710,600	563,250
4.15%, 6/15/2053	434,000	346,961
4.30%, 6/15/2062	298,000	236,371
4.70%, 5/15/2046	603,000	538,202
Security Description	Principal Amount	Value
4.80%, 8/15/2034	$153,000	$148,499
5.20%, 2/15/2055	443,000	418,117
5.20%, 2/15/2064	325,000	301,100
5.70%, 11/15/2054	425,000	433,118
5.72%, 6/1/2040	188,000	193,232
5.90%, 11/15/2063	362,000	376,625
Series B, 6.15%, 9/1/2036	174,000	187,830
Northrop Grumman Corp.:
3.85%, 4/15/2045	223,000	174,379
4.03%, 10/15/2047	910,000	716,561
4.75%, 6/1/2043	190,000	170,498
4.90%, 6/1/2034	198,000	193,070
4.95%, 3/15/2053	364,000	325,405
5.05%, 11/15/2040	177,000	166,185
5.15%, 5/1/2040	219,000	209,364
5.20%, 6/1/2054	506,000	470,195
5.25%, 5/1/2050	399,000	373,727
RTX Corp.:
2.82%, 9/1/2051	50,000	30,321
3.03%, 3/15/2052	145,000	91,582
3.13%, 7/1/2050	100,000	65,475
3.75%, 11/1/2046	485,000	365,996
4.05%, 5/4/2047	213,000	167,405
4.15%, 5/15/2045	375,000	302,951
4.35%, 4/15/2047	510,000	418,404
4.45%, 11/16/2038	232,382	206,927
4.50%, 6/1/2042	1,372,000	1,188,687
4.63%, 11/16/2048	679,000	577,557
4.70%, 12/15/2041	1,057,000	934,779
4.80%, 12/15/2043	187,000	165,770
4.88%, 10/15/2040	219,000	201,517
5.38%, 2/27/2053	531,000	503,223
5.40%, 5/1/2035	70,000	70,160
5.70%, 4/15/2040	96,000	97,312
6.05%, 6/1/2036	167,000	174,371
6.13%, 7/15/2038	254,000	266,225
6.40%, 3/15/2054	848,000	921,428
		25,648,315
AGRICULTURE — 1.4%
Altria Group, Inc.:
3.40%, 2/4/2041	775,000	559,566
3.70%, 2/4/2051	461,000	313,877
3.88%, 9/16/2046	651,000	469,885
4.00%, 2/4/2061 (b)	425,000	296,153
4.25%, 8/9/2042	451,000	359,172
4.45%, 5/6/2050	182,000	140,817
4.50%, 5/2/2043	178,000	145,309
5.38%, 1/31/2044	691,000	644,323
5.80%, 2/14/2039	848,000	838,062
5.95%, 2/14/2049 (b)	958,000	938,648
6.20%, 2/14/2059	1,000	979
Archer-Daniels-Midland Co.:
2.70%, 9/15/2051	80,000	48,015
3.75%, 9/15/2047	248,000	184,973
4.02%, 4/16/2043	149,000	123,110

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 3/15/2049	$246,000	$206,822
4.54%, 3/26/2042	240,000	209,683
5.38%, 9/15/2035	96,000	96,963
BAT Capital Corp.:
3.73%, 9/25/2040	156,000	117,838
3.98%, 9/25/2050	83,000	58,581
4.39%, 8/15/2037	1,987,000	1,715,139
4.54%, 8/15/2047	30,000	23,673
4.76%, 9/6/2049	397,000	321,427
5.28%, 4/2/2050	213,000	186,424
5.65%, 3/16/2052	141,000	128,794
7.08%, 8/2/2043	758,000	817,359
7.08%, 8/2/2053	363,000	398,570
Philip Morris International, Inc.:
3.88%, 8/21/2042	304,000	240,616
4.13%, 3/4/2043	341,000	276,483
4.25%, 11/10/2044	467,000	381,212
4.38%, 11/15/2041	443,000	376,399
4.50%, 3/20/2042	342,000	295,214
4.88%, 11/15/2043	309,000	276,382
6.38%, 5/16/2038	584,000	627,753
Reynolds American, Inc.:
5.70%, 8/15/2035	105,000	105,113
5.85%, 8/15/2045	923,000	878,696
6.15%, 9/15/2043	192,000	190,103
7.25%, 6/15/2037	172,000	188,761
		13,180,894
AIRLINES — 0.1%
American Airlines Pass-Through Trust Series 2021-1, Class A, 2.88%, 1/11/2036	88,383	76,360
JetBlue Pass-Through Trust Series 2019-1, Class AA, 2.75%, 11/15/2033	102,957	89,020
U.S. Airways Pass-Through Trust Series 2013-1, Class A, 3.95%, 5/15/2027	2,855	2,818
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	78,242	68,955
Series 2024-1, Class AA, 5.45%, 8/15/2038	240,000	238,310
Series 2023-1, Class A, 5.80%, 7/15/2037	178,911	181,386
		656,849
APPAREL — 0.1%
NIKE, Inc.:
3.25%, 3/27/2040	60,000	46,322
3.38%, 11/1/2046	385,000	278,320
3.38%, 3/27/2050	632,000	445,807
3.63%, 5/1/2043	253,000	198,033
3.88%, 11/1/2045	500,000	394,750
Security Description	Principal Amount	Value
Tapestry, Inc. 5.50%, 3/11/2035 (b)	$70,000	$68,085
		1,431,317
AUTO MANUFACTURERS — 0.6%
Cummins, Inc.:
2.60%, 9/1/2050	287,000	170,593
4.88%, 10/1/2043	251,000	229,672
5.45%, 2/20/2054 (b)	459,000	446,869
Ford Motor Co.:
4.75%, 1/15/2043	880,000	693,105
5.29%, 12/8/2046	611,000	523,358
7.40%, 11/1/2046	132,000	139,203
General Motors Co.:
5.00%, 4/1/2035	104,000	97,341
5.15%, 4/1/2038	553,000	508,882
5.20%, 4/1/2045	590,000	511,076
5.40%, 4/1/2048 (b)	346,800	304,740
5.95%, 4/1/2049	438,000	414,300
6.25%, 10/2/2043	754,000	747,244
6.60%, 4/1/2036	131,000	137,453
6.75%, 4/1/2046 (b)	373,000	390,091
		5,313,927
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Swiss Holdings Ltd.:
3.10%, 12/1/2051	569,000	332,404
4.15%, 5/1/2052	449,000	318,893
4.40%, 10/1/2046	146,000	110,048
5.40%, 3/15/2049	129,000	110,815
5.75%, 9/13/2054	200,000	179,662
BorgWarner, Inc. 4.38%, 3/15/2045	254,000	206,782
Lear Corp.:
3.55%, 1/15/2052	172,000	113,272
5.25%, 5/15/2049 (b)	294,000	252,690
		1,624,566
BANKS — 8.1%
Bank of America Corp.:
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	2,053,000	1,421,887
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	497,000	305,228
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	710,000	450,665
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	1,679,000	1,256,799
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	424,000	299,823
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (b) (c)	541,000	413,849
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	627,000	532,988

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	$2,572,000	$2,009,169
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	776,000	687,877
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (c)	1,383,000	1,127,532
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	861,000	723,851
Series L, 4.75%, 4/21/2045	284,000	250,602
Series MTN, 4.88%, 4/1/2044	107,000	98,012
Series MTN, 5.00%, 1/21/2044	653,000	610,209
Series MTN, 5.88%, 2/7/2042	606,000	632,203
6.11%, 1/29/2037	814,000	843,076
7.75%, 5/14/2038	849,000	992,456
Bank of America NA 6.00%, 10/15/2036	369,000	381,564
Barclays PLC:
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (c)	416,000	301,026
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	472,000	365,120
4.95%, 1/10/2047	556,000	494,334
5.25%, 8/17/2045 (b)	508,000	474,518
SOFR + 2.42%, 6.04%, 3/12/2055 (c)	382,000	381,966
Citigroup, Inc.:
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	316,000	220,833
3 mo. USD Term SOFR + 1.43%, 3.88%, 1/24/2039 (c)	461,000	384,949
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (c)	413,000	337,421
4.65%, 7/30/2045	486,000	423,228
4.65%, 7/23/2048	1,237,000	1,061,420
4.75%, 5/18/2046	784,000	683,507
5.30%, 5/6/2044	327,000	307,501
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	585,000	562,138
5.88%, 1/30/2042	450,000	459,801
6.13%, 8/25/2036	170,000	173,398
6.68%, 9/13/2043	234,000	256,923
8.13%, 7/15/2039	930,000	1,147,248
Cooperatieve Rabobank UA:
5.25%, 5/24/2041	799,000	775,957
5.75%, 12/1/2043	626,000	621,931
Fifth Third Bancorp 8.25%, 3/1/2038	335,000	401,913
Goldman Sachs Group, Inc.:
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	692,000	480,456
Security Description	Principal Amount	Value
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	$994,000	$724,596
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	813,000	605,026
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	1,240,000	1,049,970
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	671,000	589,849
4.75%, 10/21/2045	727,000	641,119
Series MTN, 4.80%, 7/8/2044	874,000	773,271
5.15%, 5/22/2045 (b)	592,000	545,007
SOFR + 1.58%, 5.56%, 11/19/2045 (c)	1,410,000	1,362,370
6.25%, 2/1/2041	1,236,000	1,301,780
6.45%, 5/1/2036	164,000	172,976
6.75%, 10/1/2037	1,856,000	1,991,785
HSBC Bank USA NA:
5.63%, 8/15/2035	115,000	114,640
5.88%, 11/1/2034	81,000	81,860
7.00%, 1/15/2039	402,000	445,320
HSBC Holdings PLC:
5.25%, 3/14/2044	623,000	572,462
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	1,866,000	1,966,409
6.50%, 5/2/2036	161,000	164,433
6.50%, 9/15/2037	966,000	991,065
6.80%, 6/1/2038	750,000	793,231
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (c)	640,000	431,277
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	605,000	447,700
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	1,096,000	722,801
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	808,000	591,763
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	995,000	682,252
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	981,000	832,889
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (c)	897,000	690,322
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	1,668,000	1,303,609
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	1,673,000	1,317,036
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	985,000	811,473

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 2/1/2044	$247,000	$226,420
4.95%, 6/1/2045	916,000	831,600
5.40%, 1/6/2042	363,000	357,758
SOFR + 1.55%, 5.53%, 11/29/2045 (c)	1,207,000	1,178,623
5.60%, 7/15/2041	592,000	597,600
5.63%, 8/16/2043	509,000	505,585
6.40%, 5/15/2038	765,000	834,936
Lloyds Banking Group PLC:
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (c)	536,000	372,938
4.34%, 1/9/2048	611,000	479,323
5.30%, 12/1/2045	319,000	288,679
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039 (b)	415,000	348,720
4.15%, 3/7/2039	154,000	138,352
4.29%, 7/26/2038 (b)	116,000	105,769
Morgan Stanley:
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	981,000	599,960
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	849,000	629,134
3.97%, 7/22/2038 (c)	829,000	704,774
4.30%, 1/27/2045	1,213,000	1,001,125
Series MTN, 4.38%, 1/22/2047	1,113,000	929,622
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (c)	343,000	307,331
SOFR + 1.71%, 5.52%, 11/19/2055 (c)	1,277,000	1,233,071
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (b) (c)	900,000	887,229
6.38%, 7/24/2042	784,000	847,692
Regions Bank 6.45%, 6/26/2037	179,000	182,043
Regions Financial Corp. 7.38%, 12/10/2037	128,000	142,735
Sumitomo Mitsui Financial Group, Inc.:
2.30%, 1/12/2041	189,000	125,814
2.93%, 9/17/2041	224,000	160,344
3.05%, 1/14/2042 (b)	142,000	103,970
5.84%, 7/9/2044	445,000	447,265
6.18%, 7/13/2043 (b)	323,000	344,622
UBS AG 4.50%, 6/26/2048 (b)	405,000	343,557
UBS Group AG 4.88%, 5/15/2045	816,000	730,377
Wachovia Corp. 5.50%, 8/1/2035	239,000	238,912
Wells Fargo & Co.:
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	1,618,000	1,175,396
3.90%, 5/1/2045	1,064,000	825,185
Security Description	Principal Amount	Value
Series MTN, 4.40%, 6/14/2046	$1,015,000	$815,745
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	1,624,000	1,358,606
Series MTN, 4.65%, 11/4/2044	1,010,000	848,592
Series MTN, 4.75%, 12/7/2046	937,000	787,933
Series GMTN, 4.90%, 11/17/2045	1,014,000	879,341
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	2,626,000	2,341,237
5.38%, 2/7/2035	97,000	96,402
5.38%, 11/2/2043	965,000	903,385
5.61%, 1/15/2044	1,153,600	1,104,930
Wells Fargo Bank NA:
5.85%, 2/1/2037	409,000	417,090
5.95%, 8/26/2036	223,000	229,612
6.60%, 1/15/2038	577,000	629,369
Westpac Banking Corp.:
2.96%, 11/16/2040 (b)	405,000	288,060
3.13%, 11/18/2041	469,000	336,076
4.42%, 7/24/2039	419,000	370,983
		75,705,491
BEVERAGES — 2.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,513,000	1,434,717
4.90%, 2/1/2046	4,479,000	4,078,712
Anheuser-Busch InBev Finance, Inc.:
4.70%, 2/1/2036	158,000	149,310
4.90%, 2/1/2046	786,000	711,739
Anheuser-Busch InBev Worldwide, Inc.:
4.44%, 10/6/2048	930,000	786,492
4.75%, 4/15/2058	20,000	17,464
4.95%, 1/15/2042	720,000	667,778
5.00%, 6/15/2034 (b)	439,000	433,789
5.45%, 1/23/2039	529,000	530,137
5.55%, 1/23/2049	1,939,000	1,914,995
5.80%, 1/23/2059	1,037,000	1,060,332
5.88%, 6/15/2035	99,000	103,895
8.00%, 11/15/2039	298,000	370,283
8.20%, 1/15/2039	616,000	773,277
Brown-Forman Corp.:
4.00%, 4/15/2038	122,000	106,580
4.50%, 7/15/2045	176,000	153,644
Coca-Cola Co.:
2.50%, 6/1/2040	229,000	160,364
2.50%, 3/15/2051 (b)	72,000	42,185
2.60%, 6/1/2050	195,000	117,722
2.75%, 6/1/2060 (b)	170,000	99,396

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 5/5/2041	$321,000	$233,450
3.00%, 3/5/2051	38,000	25,071
4.20%, 3/25/2050	192,000	158,836
5.20%, 1/14/2055	785,000	746,645
5.30%, 5/13/2054	800,000	773,432
5.40%, 5/13/2064	910,000	874,810
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	167,000	158,465
Constellation Brands, Inc.:
3.75%, 5/1/2050	179,000	131,291
4.10%, 2/15/2048	205,000	159,650
4.50%, 5/9/2047	253,000	209,719
5.25%, 11/15/2048	253,000	231,343
Diageo Capital PLC:
3.88%, 4/29/2043	265,000	211,894
5.88%, 9/30/2036	177,000	186,358
Diageo Investment Corp.:
4.25%, 5/11/2042	311,000	264,885
7.45%, 4/15/2035	115,000	133,614
Keurig Dr. Pepper, Inc.:
3.35%, 3/15/2051	123,000	82,422
3.80%, 5/1/2050	216,000	158,715
4.42%, 12/15/2046	176,000	144,079
4.50%, 11/15/2045	150,000	125,270
4.50%, 4/15/2052	499,000	410,946
5.09%, 5/25/2048	286,000	256,785
Molson Coors Beverage Co.:
4.20%, 7/15/2046	822,000	657,033
5.00%, 5/1/2042 (b)	369,682	338,680
PepsiCo, Inc.:
2.63%, 10/21/2041	209,000	144,657
2.75%, 10/21/2051 (b)	14,000	8,710
2.88%, 10/15/2049 (b)	509,000	331,104
3.38%, 7/29/2049	130,000	93,148
3.45%, 10/6/2046	425,000	312,702
3.50%, 3/19/2040	243,000	195,545
3.60%, 8/13/2042	128,000	100,133
3.63%, 3/19/2050	356,000	265,067
3.88%, 3/19/2060	143,000	107,246
4.00%, 3/5/2042	242,000	201,042
4.00%, 5/2/2047	222,000	177,675
4.20%, 7/18/2052	257,000	209,303
4.25%, 10/22/2044	154,000	130,621
4.45%, 4/14/2046	364,000	314,711
4.65%, 2/15/2053 (b)	370,000	323,295
4.88%, 11/1/2040	147,000	139,334
5.25%, 7/17/2054 (b)	405,000	390,821
5.50%, 1/15/2040 (b)	90,000	91,112
		23,922,430
BIOTECHNOLOGY — 1.9%
Amgen, Inc.:
2.77%, 9/1/2053	50,000	29,098
2.80%, 8/15/2041	291,000	202,239
3.00%, 1/15/2052	377,000	238,151
3.15%, 2/21/2040	546,000	405,836
Security Description	Principal Amount	Value
3.38%, 2/21/2050	$710,000	$486,371
4.20%, 2/22/2052	286,000	221,241
4.40%, 5/1/2045	945,000	782,451
4.40%, 2/22/2062	504,000	390,661
4.56%, 6/15/2048	393,000	327,173
4.66%, 6/15/2051	1,461,000	1,226,042
4.88%, 3/1/2053	553,000	474,325
4.95%, 10/1/2041	239,000	215,521
5.15%, 11/15/2041	206,000	191,040
5.60%, 3/2/2043	1,060,000	1,031,666
5.65%, 6/15/2042	189,000	184,506
5.65%, 3/2/2053	2,034,000	1,960,796
5.75%, 3/15/2040	252,000	250,125
5.75%, 3/2/2063	1,233,000	1,182,780
6.38%, 6/1/2037	126,000	134,031
6.40%, 2/1/2039	252,000	264,146
Baxalta, Inc. 5.25%, 6/23/2045	177,000	163,320
Biogen, Inc.:
3.15%, 5/1/2050	630,000	397,020
3.25%, 2/15/2051	261,000	167,251
5.20%, 9/15/2045	442,000	400,182
Gilead Sciences, Inc.:
2.60%, 10/1/2040	196,000	135,646
4.00%, 9/1/2036	218,000	192,304
4.15%, 3/1/2047	478,000	382,763
4.50%, 2/1/2045	550,000	471,257
4.60%, 9/1/2035	258,000	243,139
4.75%, 3/1/2046	618,000	545,051
4.80%, 4/1/2044	569,000	508,749
5.10%, 6/15/2035	335,000	329,576
5.50%, 11/15/2054	1,000,000	974,030
5.55%, 10/15/2053	523,000	514,810
5.60%, 11/15/2064	750,000	725,378
5.65%, 12/1/2041	310,000	309,272
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	322,000	189,436
Royalty Pharma PLC:
3.30%, 9/2/2040	376,000	271,953
3.35%, 9/2/2051	276,000	175,348
3.55%, 9/2/2050 (b)	394,000	262,128
5.90%, 9/2/2054	255,000	242,293
		17,799,105
CHEMICALS — 1.5%
Air Products & Chemicals, Inc.:
2.70%, 5/15/2040	308,000	219,659
2.80%, 5/15/2050	397,000	249,419
Albemarle Corp.:
5.45%, 12/1/2044	224,000	199,889
5.65%, 6/1/2052 (b)	202,000	173,011
CF Industries, Inc.:
4.95%, 6/1/2043	337,000	296,813
5.38%, 3/15/2044	332,000	308,000

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Dow Chemical Co.:
3.60%, 11/15/2050	$200,000	$137,408
4.38%, 11/15/2042	325,000	267,072
4.63%, 10/1/2044	175,000	146,949
4.80%, 5/15/2049	313,000	262,676
5.25%, 11/15/2041	319,000	295,353
5.55%, 11/30/2048	378,000	353,513
5.60%, 2/15/2054 (b)	286,000	270,198
6.90%, 5/15/2053 (b)	369,000	406,819
7.38%, 11/1/2029	22,000	24,084
9.40%, 5/15/2039	185,000	244,261
DuPont de Nemours, Inc.:
5.32%, 11/15/2038	273,000	273,939
5.42%, 11/15/2048	683,000	679,189
Eastman Chemical Co.:
4.65%, 10/15/2044	422,000	356,358
4.80%, 9/1/2042 (b)	106,000	92,311
Ecolab, Inc.:
2.13%, 8/15/2050 (b)	67,000	35,912
2.70%, 12/15/2051	326,000	197,647
2.75%, 8/18/2055	321,000	188,459
3.95%, 12/1/2047	232,000	184,537
5.50%, 12/8/2041	197,000	196,738
FMC Corp.:
4.50%, 10/1/2049	239,000	182,866
6.38%, 5/18/2053	210,000	207,104
Huntsman International LLC 5.70%, 10/15/2034	105,000	100,059
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	224,000	175,099
5.00%, 9/26/2048	334,000	286,288
Linde, Inc.:
2.00%, 8/10/2050	90,000	46,921
3.55%, 11/7/2042	293,000	231,086
Lubrizol Corp. 6.50%, 10/1/2034	116,000	127,625
LYB International Finance BV:
4.88%, 3/15/2044	421,000	360,797
5.25%, 7/15/2043	338,000	306,498
LYB International Finance III LLC:
3.38%, 10/1/2040	289,000	211,219
3.63%, 4/1/2051 (b)	429,000	287,898
3.80%, 10/1/2060	238,000	157,377
4.20%, 10/15/2049	477,000	359,448
4.20%, 5/1/2050	401,000	299,238
LyondellBasell Industries NV 4.63%, 2/26/2055 (b)	435,000	342,354
Mosaic Co.:
4.88%, 11/15/2041	209,000	182,819
5.63%, 11/15/2043	280,000	264,821
Nutrien Ltd.:
3.95%, 5/13/2050	20,000	14,923
4.13%, 3/15/2035	152,000	134,728
4.90%, 6/1/2043	206,000	182,368
Security Description	Principal Amount	Value
5.00%, 4/1/2049	$450,000	$397,980
5.25%, 1/15/2045	187,000	171,544
5.63%, 12/1/2040	240,000	232,927
5.80%, 3/27/2053 (b)	336,000	330,469
5.88%, 12/1/2036	133,000	135,257
6.13%, 1/15/2041	158,000	161,457
RPM International, Inc.:
4.25%, 1/15/2048	177,000	146,749
5.25%, 6/1/2045 (b)	198,000	184,249
Sherwin-Williams Co.:
3.30%, 5/15/2050	316,000	209,679
3.80%, 8/15/2049	145,000	106,333
4.00%, 12/15/2042	10,000	7,906
4.50%, 6/1/2047	528,000	443,583
4.55%, 8/1/2045	268,000	226,948
Westlake Corp.:
2.88%, 8/15/2041	130,000	87,015
3.13%, 8/15/2051	266,000	165,213
3.38%, 8/15/2061	230,000	137,846
4.38%, 11/15/2047	163,000	128,366
5.00%, 8/15/2046 (b)	243,000	211,206
		14,006,477
COMMERCIAL SERVICES — 1.2%
American University Series 2019, 3.67%, 4/1/2049	283,000	216,668
California Endowment Series 2021, 2.50%, 4/1/2051	29,000	17,189
California Institute of Technology:
3.65%, 9/1/2119	267,000	169,828
4.32%, 8/1/2045	134,000	116,311
4.70%, 11/1/2111	177,000	145,345
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	224,000	209,521
Claremont Mckenna College 3.78%, 1/1/2122	184,000	119,320
Cornell University 4.84%, 6/15/2034 (b)	153,000	150,165
Duke University:
Series 2020, 2.68%, 10/1/2044	255,000	179,806
Series 2020, 2.83%, 10/1/2055	20,000	12,416
Ford Foundation:
Series 2020, 2.42%, 6/1/2050	20,000	11,740
Series 2020, 2.82%, 6/1/2070	70,000	39,403
George Washington University:
Series 2018, 4.13%, 9/15/2048	229,000	187,324
Series 2014, 4.30%, 9/15/2044	182,000	156,309
Series 2015, 4.87%, 9/15/2045	174,000	160,512
Georgetown University:
Series 20A, 2.94%, 4/1/2050	71,000	45,977

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series B, 4.32%, 4/1/2049 (b)	$172,000	$142,843
5.12%, 4/1/2053 (b)	52,000	49,519
Series A, 5.22%, 10/1/2118	230,000	202,448
Global Payments, Inc.:
4.15%, 8/15/2049	278,000	207,713
5.95%, 8/15/2052 (b)	326,000	315,444
Howard University Series 22A, 5.21%, 10/1/2052	191,000	165,685
Johns Hopkins University:
Series A, 2.81%, 1/1/2060	80,000	48,070
Series 2013, 4.08%, 7/1/2053	141,000	114,282
Leland Stanford Junior University 3.65%, 5/1/2048	128,000	99,125
Massachusetts Institute of Technology:
Series G, 2.29%, 7/1/2051	20,000	11,472
Series F, 2.99%, 7/1/2050	239,000	161,284
3.07%, 4/1/2052	30,000	20,353
3.89%, 7/1/2116	234,000	164,369
3.96%, 7/1/2038	11,000	9,750
4.68%, 7/1/2114	358,000	302,900
5.60%, 7/1/2111	497,000	500,057
Moody's Corp.:
2.75%, 8/19/2041	166,000	114,460
3.10%, 11/29/2061 (b)	37,000	22,039
3.25%, 5/20/2050	23,000	15,279
3.75%, 2/25/2052 (b)	169,000	124,281
4.88%, 12/17/2048	138,000	122,719
5.25%, 7/15/2044	233,000	220,218
Northeastern University Series 2020, 2.89%, 10/1/2050	71,000	47,074
Northwestern University:
Series 2017, 3.66%, 12/1/2057	70,000	51,559
4.64%, 12/1/2044	153,000	140,093
PayPal Holdings, Inc.:
3.25%, 6/1/2050	443,000	299,991
5.05%, 6/1/2052 (b)	463,000	427,122
5.25%, 6/1/2062 (b)	203,000	185,114
5.50%, 6/1/2054 (b)	128,000	124,909
President & Fellows of Harvard College:
2.52%, 10/15/2050 (b)	90,000	54,580
3.15%, 7/15/2046	124,000	89,410
3.30%, 7/15/2056	68,000	46,781
3.75%, 11/15/2052	195,000	150,230
4.61%, 2/15/2035 (b)	313,000	304,061
4.88%, 10/15/2040	107,000	102,587
Quanta Services, Inc. 3.05%, 10/1/2041	227,000	159,592
S&P Global, Inc.:
2.30%, 8/15/2060	180,000	90,133
3.25%, 12/1/2049	242,000	167,302
3.70%, 3/1/2052	436,000	325,592
3.90%, 3/1/2062	190,000	140,952
Security Description	Principal Amount	Value
Thomas Jefferson University 3.85%, 11/1/2057	$324,000	$240,395
Trustees of Boston College 3.13%, 7/1/2052	185,000	126,695
Trustees of Boston University Series CC, 4.06%, 10/1/2048	44,000	36,436
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	10,000	6,214
4.20%, 3/1/2052 (b)	60,000	50,636
5.70%, 3/1/2039	111,000	115,704
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	188,000	121,538
4.67%, 9/1/2112	173,000	144,478
University of Chicago:
Series C, 2.55%, 4/1/2050	156,000	99,286
Series 20B, 2.76%, 4/1/2045	127,000	96,552
4.00%, 10/1/2053	206,000	167,445
University of Miami Series 2022, 4.06%, 4/1/2052	150,000	120,474
University of Notre Dame du Lac:
Series 2017, 3.39%, 2/15/2048	192,000	142,070
Series 2015, 3.44%, 2/15/2045	201,000	152,440
University of Southern California:
Series 21A, 2.95%, 10/1/2051	10,000	6,537
3.03%, 10/1/2039	164,000	129,932
Series A, 3.23%, 10/1/2120	342,000	196,831
Series 2017, 3.84%, 10/1/2047	149,000	118,954
4.98%, 10/1/2053 (b)	173,000	161,630
5.25%, 10/1/2111 (b)	276,000	256,868
Verisk Analytics, Inc.:
3.63%, 5/15/2050	186,000	130,200
5.50%, 6/15/2045	151,000	141,990
Washington University 4.35%, 4/15/2122	364,000	279,989
William Marsh Rice University:
3.57%, 5/15/2045	251,000	198,915
3.77%, 5/15/2055	30,000	23,071
Yale University Series 2020, 2.40%, 4/15/2050 (b)	2,000	1,192
		11,245,698
COMPUTERS — 2.0%
Apple, Inc.:
2.38%, 2/8/2041	70,000	48,177
2.40%, 8/20/2050	729,000	429,505
2.55%, 8/20/2060 (b)	330,000	192,746
2.65%, 5/11/2050	1,251,000	776,959
2.65%, 2/8/2051	1,462,000	901,352
2.70%, 8/5/2051	932,000	579,229
2.80%, 2/8/2061	849,000	503,381
2.85%, 8/5/2061	624,000	375,255

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 9/11/2049	$801,000	$534,315
3.45%, 2/9/2045	1,061,000	812,185
3.75%, 9/12/2047	602,000	473,021
3.75%, 11/13/2047	630,000	495,180
3.85%, 5/4/2043	1,231,000	1,018,492
3.85%, 8/4/2046	1,013,000	815,323
3.95%, 8/8/2052	802,000	637,855
4.10%, 8/8/2062	594,000	471,529
4.25%, 2/9/2047	521,000	445,127
4.38%, 5/13/2045	1,001,000	882,381
4.45%, 5/6/2044 (b)	120,000	109,228
4.65%, 2/23/2046	1,797,000	1,640,409
Dell International LLC/EMC Corp.:
8.10%, 7/15/2036	283,000	335,550
8.35%, 7/15/2046	262,000	332,674
Dell, Inc. 6.50%, 4/15/2038	169,000	177,014
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	97,000	101,232
6.35%, 10/15/2045 (b)	617,000	639,292
HP, Inc. 6.00%, 9/15/2041 (b)	489,000	494,227
International Business Machines Corp.:
2.85%, 5/15/2040	265,000	188,932
2.95%, 5/15/2050	320,000	201,469
3.43%, 2/9/2052	266,000	181,013
4.00%, 6/20/2042	547,200	446,149
4.15%, 5/15/2039	822,000	706,493
4.25%, 5/15/2049	1,249,000	1,004,009
4.70%, 2/19/2046	294,000	255,574
4.90%, 7/27/2052	312,000	277,075
5.10%, 2/6/2053	276,000	253,034
5.60%, 11/30/2039	310,000	310,015
7.13%, 12/1/2096	143,000	173,924
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	209,000	165,635
		18,384,960
CONSTRUCTION MATERIALS — 0.5%
Carrier Global Corp.:
3.38%, 4/5/2040	30,000	23,116
3.58%, 4/5/2050	267,000	191,818
6.20%, 3/15/2054	488,000	516,343
Fortune Brands Innovations, Inc. 4.50%, 3/25/2052	135,000	106,063
Johnson Controls International PLC:
4.50%, 2/15/2047	263,000	218,106
4.63%, 7/2/2044	161,000	138,553
4.95%, 7/2/2064 (d)	188,000	158,992
6.00%, 1/15/2036	171,000	177,968
Lafarge SA 7.13%, 7/15/2036	105,000	116,145
Security Description	Principal Amount	Value
Martin Marietta Materials, Inc.:
3.20%, 7/15/2051	$240,000	$155,710
4.25%, 12/15/2047	281,000	225,980
5.15%, 12/1/2034	165,000	162,215
5.50%, 12/1/2054	300,000	283,344
Masco Corp.:
3.13%, 2/15/2051	189,000	119,079
4.50%, 5/15/2047 (b)	197,000	161,370
Owens Corning:
4.30%, 7/15/2047 (b)	283,000	225,206
4.40%, 1/30/2048	160,000	128,518
5.95%, 6/15/2054 (b)	310,000	307,145
7.00%, 12/1/2036	171,000	190,333
Trane Technologies Global Holding Co. Ltd.:
4.30%, 2/21/2048	146,000	121,167
5.75%, 6/15/2043	187,000	188,457
Vulcan Materials Co.:
4.50%, 6/15/2047	316,000	263,158
4.70%, 3/1/2048	236,000	203,378
5.35%, 12/1/2034	200,000	199,592
5.70%, 12/1/2054	480,000	467,424
		5,049,180
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
5.05%, 3/22/2053	639,000	592,544
5.10%, 3/22/2043	256,000	244,959
		837,503
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	169,000	131,410
4.20%, 5/15/2047	228,000	188,173
4.60%, 6/15/2045	438,000	390,871
		710,454
DIVERSIFIED FINANCIAL SERVICES — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.85%, 10/29/2041	693,000	543,880
American Express Co. 4.05%, 12/3/2042	285,000	238,747
Apollo Global Management, Inc. 5.80%, 5/21/2054	327,000	328,390
Ares Management Corp. 5.60%, 10/11/2054	246,000	234,347
BlackRock Funding, Inc.:
4.90%, 1/8/2035	135,000	132,004
5.25%, 3/14/2054	684,000	645,990
5.35%, 1/8/2055	515,000	492,788
Blue Owl Finance LLC 4.13%, 10/7/2051	5,000	3,640

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/2050	$354,000	$242,377
Brookfield Finance, Inc.:
3.50%, 3/30/2051	279,000	192,644
3.63%, 2/15/2052	167,000	116,426
4.70%, 9/20/2047	364,000	313,808
5.68%, 1/15/2035	190,000	191,013
5.97%, 3/4/2054	388,000	392,458
CI Financial Corp. 4.10%, 6/15/2051	133,000	91,150
CME Group, Inc.:
4.15%, 6/15/2048	427,000	352,429
5.30%, 9/15/2043	286,000	286,220
Credit Suisse USA LLC 7.13%, 7/15/2032	115,000	127,264
Franklin Resources, Inc. 2.95%, 8/12/2051 (b)	150,000	92,834
Intercontinental Exchange, Inc.:
2.65%, 9/15/2040	256,000	178,739
3.00%, 6/15/2050	382,000	243,109
3.00%, 9/15/2060	537,000	313,603
4.25%, 9/21/2048	456,000	368,275
4.95%, 6/15/2052 (b)	484,000	432,735
5.20%, 6/15/2062	574,000	522,403
Invesco Finance PLC 5.38%, 11/30/2043	168,000	157,792
Jefferies Financial Group, Inc.:
6.25%, 1/15/2036	110,000	113,029
6.50%, 1/20/2043 (b)	176,000	186,900
Legg Mason, Inc. 5.63%, 1/15/2044	234,000	228,623
Mastercard, Inc.:
3.65%, 6/1/2049	162,000	122,478
3.80%, 11/21/2046	144,000	112,660
3.85%, 3/26/2050	673,000	521,763
3.95%, 2/26/2048	271,000	217,171
4.55%, 1/15/2035	455,000	436,163
Nasdaq, Inc.:
2.50%, 12/21/2040	161,000	107,994
3.25%, 4/28/2050	69,000	46,220
3.95%, 3/7/2052	188,000	139,708
5.95%, 8/15/2053	318,000	320,557
6.10%, 6/28/2063	484,000	490,597
Raymond James Financial, Inc.:
3.75%, 4/1/2051	307,000	222,096
4.95%, 7/15/2046	332,000	297,887
Visa, Inc.:
2.00%, 8/15/2050 (b)	330,000	178,507
2.70%, 4/15/2040	609,478	444,614
3.65%, 9/15/2047	530,000	405,365
4.30%, 12/14/2045	1,741,000	1,489,826
Voya Financial, Inc.:
4.80%, 6/15/2046	136,000	115,638
5.70%, 7/15/2043	158,000	150,893
Security Description	Principal Amount	Value
Western Union Co. 6.20%, 11/17/2036	$174,000	$175,947
		13,759,701
ELECTRIC — 12.8%
AEP Texas, Inc.:
3.45%, 5/15/2051	187,000	124,175
Series H, 3.45%, 1/15/2050	20,000	13,456
3.80%, 10/1/2047	218,000	156,602
Series G, 4.15%, 5/1/2049	243,000	183,569
5.25%, 5/15/2052 (b)	130,000	117,263
AEP Transmission Co. LLC:
Series N, 2.75%, 8/15/2051	10,000	6,007
3.15%, 9/15/2049	97,000	63,878
Series M, 3.65%, 4/1/2050	10,000	7,240
3.75%, 12/1/2047	317,000	235,227
3.80%, 6/15/2049	264,000	195,930
4.00%, 12/1/2046 (b)	146,000	114,636
4.25%, 9/15/2048	172,000	137,136
Series O, 4.50%, 6/15/2052	326,000	269,791
5.40%, 3/15/2053	363,000	346,070
Alabama Power Co.:
3.13%, 7/15/2051	376,000	247,295
3.45%, 10/1/2049	388,000	274,487
Series B, 3.70%, 12/1/2047	367,000	273,481
3.75%, 3/1/2045	417,000	319,489
3.85%, 12/1/2042	144,000	114,258
4.15%, 8/15/2044	265,000	217,610
4.30%, 1/2/2046	266,000	220,139
Series A, 4.30%, 7/15/2048	303,000	248,718
6.00%, 3/1/2039 (b)	232,000	241,962
6.13%, 5/15/2038	160,000	169,354
Ameren Illinois Co.:
3.25%, 3/15/2050	27,000	18,398
3.70%, 12/1/2047	30,000	22,532
4.15%, 3/15/2046	182,000	150,334
4.50%, 3/15/2049	10,000	8,455
5.55%, 7/1/2054	337,000	332,198
5.90%, 12/1/2052	249,000	254,881
American Electric Power Co., Inc. 3.25%, 3/1/2050	40,000	25,728
Appalachian Power Co.:
Series Z, 3.70%, 5/1/2050	334,000	232,441
4.40%, 5/15/2044	226,000	183,602
4.45%, 6/1/2045	228,000	184,231
Series Y, 4.50%, 3/1/2049	262,000	209,896
7.00%, 4/1/2038	287,000	315,640
Arizona Public Service Co.:
3.35%, 5/15/2050	26,000	17,570
3.50%, 12/1/2049	253,000	173,619
3.75%, 5/15/2046	238,000	175,727
4.20%, 8/15/2048	200,000	154,632
4.25%, 3/1/2049	224,000	174,406
4.35%, 11/15/2045	155,000	125,649
4.50%, 4/1/2042	256,000	216,361

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.05%, 9/1/2041	$197,000	$179,114
5.70%, 8/15/2034	70,000	70,811
Avista Corp.:
4.00%, 4/1/2052	256,000	190,950
4.35%, 6/1/2048	235,000	192,763
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	230,000	143,966
3.20%, 9/15/2049	290,000	191,327
3.50%, 8/15/2046	362,000	262,005
3.75%, 8/15/2047	246,000	183,017
4.25%, 9/15/2048	226,000	180,495
4.55%, 6/1/2052	310,000	258,100
5.40%, 6/1/2053	381,000	362,994
5.65%, 6/1/2054	251,000	247,800
6.35%, 10/1/2036	20,000	21,440
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	240,000	146,830
3.80%, 7/15/2048	419,000	311,087
4.25%, 10/15/2050	503,000	397,300
4.45%, 1/15/2049	519,000	427,978
4.60%, 5/1/2053	511,000	424,278
5.15%, 11/15/2043	319,000	302,705
5.95%, 5/15/2037	281,000	290,647
6.13%, 4/1/2036	366,000	384,875
Black Hills Corp.:
3.88%, 10/15/2049	217,000	157,214
4.20%, 9/15/2046	187,000	145,823
6.00%, 1/15/2035	205,000	211,478
CenterPoint Energy Houston Electric LLC:
Series AD, 2.90%, 7/1/2050	30,000	18,799
3.55%, 8/1/2042	141,000	108,476
Series AH, 3.60%, 3/1/2052	280,000	200,326
3.95%, 3/1/2048	303,000	232,792
Series AC, 4.25%, 2/1/2049	417,000	336,156
4.50%, 4/1/2044	345,000	297,014
Series AJ, 4.85%, 10/1/2052	246,000	217,002
5.05%, 3/1/2035	250,000	244,395
5.30%, 4/1/2053	220,000	207,592
CenterPoint Energy, Inc. 3.70%, 9/1/2049	153,000	108,740
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	248,000	206,549
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	167,000	168,470
CMS Energy Corp. 4.88%, 3/1/2044	259,000	229,684
Commonwealth Edison Co.:
Series 131, 2.75%, 9/1/2051	103,000	61,272
3.00%, 3/1/2050	250,000	161,148
Series 130, 3.13%, 3/15/2051	15,000	9,718
Series 127, 3.20%, 11/15/2049	242,000	159,885
3.65%, 6/15/2046	407,000	304,127
3.70%, 3/1/2045	103,000	78,563
Security Description	Principal Amount	Value
Series 123, 3.75%, 8/15/2047	$378,000	$282,230
3.80%, 10/1/2042	117,000	92,341
Series 133, 3.85%, 3/15/2052	305,000	225,987
4.00%, 3/1/2048	434,000	338,737
4.00%, 3/1/2049	264,000	203,190
4.35%, 11/15/2045	227,000	190,167
4.60%, 8/15/2043	159,000	138,928
4.70%, 1/15/2044	231,000	204,153
5.30%, 2/1/2053	320,000	301,898
5.65%, 6/1/2054	257,000	253,541
Series 103, 5.90%, 3/15/2036	224,000	232,642
6.45%, 1/15/2038	185,000	199,981
Connecticut Light & Power Co.:
4.00%, 4/1/2048	110,000	86,374
Series A, 4.15%, 6/1/2045	195,000	159,163
4.30%, 4/15/2044	255,000	213,262
5.25%, 1/15/2053 (b)	140,000	132,348
Consolidated Edison Co. of New York, Inc.:
Series C, 3.00%, 12/1/2060	270,000	158,992
3.20%, 12/1/2051	388,000	253,457
3.60%, 6/15/2061	273,000	185,594
3.70%, 11/15/2059	232,000	161,762
3.85%, 6/15/2046	331,000	252,417
Series 2017, 3.88%, 6/15/2047	319,000	242,341
3.95%, 3/1/2043	405,000	324,105
Series C, 4.00%, 11/15/2057	261,000	191,950
Series A, 4.13%, 5/15/2049	110,000	86,526
Series 12-A, 4.20%, 3/15/2042	276,000	229,936
Series C, 4.30%, 12/1/2056	322,000	251,298
4.45%, 3/15/2044	65,000	55,511
4.50%, 12/1/2045	411,000	347,916
4.50%, 5/15/2058	396,000	317,980
4.63%, 12/1/2054	413,000	347,259
Series E, 4.65%, 12/1/2048	343,000	292,582
5.13%, 3/15/2035	200,000	196,714
Series 2005-A, 5.30%, 3/1/2035	98,000	97,384
5.50%, 3/15/2055	283,000	272,670
Series 09-C, 5.50%, 12/1/2039	333,000	329,187
5.70%, 5/15/2054	516,000	513,306
Series 06-A, 5.85%, 3/15/2036	205,000	212,040
5.90%, 11/15/2053	481,000	489,288
6.15%, 11/15/2052	383,000	402,345
Series 2007-A, 6.30%, 8/15/2037 (b)	255,000	270,433
Series 08-B, 6.75%, 4/1/2038	276,000	305,008
Constellation Energy Generation LLC:
5.60%, 6/15/2042	187,000	180,547
5.75%, 10/1/2041	202,000	197,073
5.75%, 3/15/2054	461,000	448,742

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 10/1/2039	$460,000	$479,389
6.50%, 10/1/2053	480,000	510,432
Consumers Energy Co.:
3.75%, 2/15/2050	134,000	101,348
3.95%, 5/15/2043	111,000	90,462
3.95%, 7/15/2047	75,000	58,582
4.05%, 5/15/2048 (b)	270,000	215,282
4.20%, 9/1/2052	294,000	237,184
4.35%, 4/15/2049	359,000	298,975
Dayton Power & Light Co. 3.95%, 6/15/2049	287,000	210,532
Delmarva Power & Light Co. 4.15%, 5/15/2045	242,000	194,004
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	135,000	117,350
5.10%, 6/1/2065	308,000	276,806
5.45%, 2/1/2041	196,000	191,284
6.05%, 1/15/2038	151,000	157,244
6.25%, 10/15/2053	287,000	308,826
6.63%, 2/1/2032	36,000	39,028
Dominion Energy, Inc.:
Series C, 4.05%, 9/15/2042	255,000	200,943
Series A, 4.60%, 3/15/2049	8,000	6,594
4.70%, 12/1/2044	130,000	109,867
Series B, 4.85%, 8/15/2052	130,000	111,814
Series C, 4.90%, 8/1/2041	304,000	271,861
Series B, 5.95%, 6/15/2035	100,000	102,659
7.00%, 6/15/2038	230,000	255,682
DTE Electric Co.:
2.95%, 3/1/2050	60,000	38,961
Series B, 3.25%, 4/1/2051	35,000	23,823
3.70%, 3/15/2045	194,000	148,928
3.70%, 6/1/2046	197,000	149,558
3.75%, 8/15/2047	354,000	266,774
3.95%, 3/1/2049	80,000	62,586
Series A, 4.00%, 4/1/2043	95,000	77,207
Series A, 4.05%, 5/15/2048	259,000	206,817
4.30%, 7/1/2044	134,000	112,725
5.40%, 4/1/2053 (b)	122,000	118,466
Duke Energy Carolinas LLC:
3.20%, 8/15/2049	154,000	102,635
3.45%, 4/15/2051	70,000	48,289
3.55%, 3/15/2052	248,000	174,289
3.70%, 12/1/2047	350,000	258,870
3.75%, 6/1/2045	320,000	244,803
3.88%, 3/15/2046	314,000	242,973
3.95%, 3/15/2048	81,000	62,128
4.00%, 9/30/2042	357,000	289,295
4.25%, 12/15/2041	274,000	231,818
5.30%, 2/15/2040	225,000	220,068
5.35%, 1/15/2053	464,000	441,245
5.40%, 1/15/2054	467,000	448,516
6.00%, 1/15/2038	159,000	165,156
6.05%, 4/15/2038	273,000	287,130
Security Description	Principal Amount	Value
6.10%, 6/1/2037	$155,000	$161,479
Duke Energy Corp.:
3.30%, 6/15/2041	65,000	47,639
3.50%, 6/15/2051	64,000	43,279
3.75%, 9/1/2046	557,000	410,080
3.95%, 8/15/2047	71,000	52,832
4.20%, 6/15/2049	354,000	272,725
4.80%, 12/15/2045	198,000	170,753
5.00%, 8/15/2052	274,000	239,161
5.80%, 6/15/2054	430,000	419,611
6.10%, 9/15/2053	409,000	415,458
Duke Energy Florida LLC:
3.40%, 10/1/2046	374,000	264,639
3.85%, 11/15/2042	270,000	212,215
4.20%, 7/15/2048	271,000	216,681
5.65%, 4/1/2040	160,000	160,504
5.95%, 11/15/2052	278,000	282,957
6.20%, 11/15/2053	369,000	389,059
6.35%, 9/15/2037	263,000	279,566
6.40%, 6/15/2038	292,000	314,101
Duke Energy Indiana LLC:
2.75%, 4/1/2050	10,000	6,030
Series YYY, 3.25%, 10/1/2049	330,000	221,387
3.75%, 5/15/2046	165,000	123,029
Series WWW, 4.90%, 7/15/2043	218,000	197,089
5.40%, 4/1/2053	304,000	287,684
6.12%, 10/15/2035	80,000	84,110
6.35%, 8/15/2038	253,000	271,363
6.45%, 4/1/2039	223,000	240,398
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	255,000	188,435
4.30%, 2/1/2049	273,000	218,567
5.55%, 3/15/2054	258,000	249,473
5.65%, 4/1/2053	252,000	246,176
Duke Energy Progress LLC:
2.90%, 8/15/2051	135,000	83,180
3.60%, 9/15/2047	323,000	234,524
3.70%, 10/15/2046	300,000	221,991
4.00%, 4/1/2052	261,000	199,117
4.10%, 5/15/2042	284,000	232,534
4.10%, 3/15/2043	318,000	258,575
4.15%, 12/1/2044	322,000	261,622
4.20%, 8/15/2045	398,000	321,950
4.38%, 3/30/2044	237,000	199,213
5.35%, 3/15/2053	290,000	274,375
6.30%, 4/1/2038	169,000	179,233
El Paso Electric Co.:
5.00%, 12/1/2044	316,000	269,794
6.00%, 5/15/2035	99,000	99,376
Emera U.S. Finance LP 4.75%, 6/15/2046	625,000	518,412
Entergy Arkansas LLC:
3.35%, 6/15/2052	195,000	130,820

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 4/1/2049	$260,000	$206,788
5.75%, 6/1/2054	255,000	252,771
Entergy Corp. 3.75%, 6/15/2050	95,000	67,411
Entergy Louisiana LLC:
2.90%, 3/15/2051	317,000	194,923
3.10%, 6/15/2041	320,000	229,661
4.20%, 9/1/2048	472,000	375,665
4.20%, 4/1/2050	265,000	208,499
4.75%, 9/15/2052	299,000	257,597
5.15%, 9/15/2034	75,000	73,727
5.70%, 3/15/2054	323,000	319,308
Entergy Mississippi LLC:
3.50%, 6/1/2051	198,000	137,576
3.85%, 6/1/2049	301,000	223,926
5.85%, 6/1/2054	160,000	161,165
Entergy Texas, Inc.:
3.55%, 9/30/2049	193,000	135,584
4.50%, 3/30/2039	191,000	169,293
5.00%, 9/15/2052	190,000	169,455
5.55%, 9/15/2054	185,000	179,591
5.80%, 9/1/2053 (b)	183,000	183,152
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	238,000	157,399
3.45%, 4/15/2050	334,000	230,584
4.10%, 4/1/2043	277,000	222,705
4.13%, 3/1/2042	151,000	123,147
4.25%, 12/1/2045	234,000	188,709
5.70%, 3/15/2053	215,000	211,534
Evergy Metro, Inc.:
Series 2019, 4.13%, 4/1/2049	190,000	147,292
4.20%, 6/15/2047	221,000	174,371
4.20%, 3/15/2048	56,000	44,277
5.30%, 10/1/2041	50,000	47,291
Eversource Energy 3.45%, 1/15/2050	83,000	56,851
Exelon Corp.:
4.10%, 3/15/2052	122,000	92,890
4.45%, 4/15/2046	272,000	226,231
4.70%, 4/15/2050	392,000	331,385
4.95%, 6/15/2035	67,000	63,365
5.10%, 6/15/2045	322,000	291,362
5.60%, 3/15/2053	515,000	496,548
5.63%, 6/15/2035	223,000	223,823
FirstEnergy Corp.:
Series C, 3.40%, 3/1/2050	330,000	223,615
Series C, 4.85%, 7/15/2047	270,000	229,613
FirstEnergy Transmission LLC 5.00%, 1/15/2035 (e)	125,000	120,871
Florida Power & Light Co.:
2.88%, 12/4/2051	653,000	409,549
3.15%, 10/1/2049	426,000	287,090
3.70%, 12/1/2047	432,000	323,473
3.80%, 12/15/2042	270,000	213,338
3.95%, 3/1/2048	522,000	410,208
Security Description	Principal Amount	Value
3.99%, 3/1/2049	$362,000	$283,725
4.05%, 6/1/2042	377,000	310,678
4.05%, 10/1/2044	336,000	273,222
4.13%, 2/1/2042	359,000	299,144
4.13%, 6/1/2048	293,000	234,564
5.25%, 2/1/2041	246,000	238,118
5.30%, 4/1/2053	402,000	383,275
5.60%, 6/15/2054	430,000	429,626
5.65%, 2/1/2037	215,000	219,739
5.69%, 3/1/2040	266,000	271,639
5.95%, 2/1/2038	285,000	298,412
5.96%, 4/1/2039	290,000	303,172
Georgia Power Co.:
Series A, 3.25%, 3/15/2051	90,000	60,644
Series B, 3.70%, 1/30/2050	320,000	234,528
4.30%, 3/15/2042	105,000	89,397
4.30%, 3/15/2043	271,000	226,908
Series 2010-C, 4.75%, 9/1/2040	300,000	273,738
5.13%, 5/15/2052 (b)	450,000	418,149
Iberdrola International BV 6.75%, 7/15/2036	189,000	208,904
Idaho Power Co.:
Series K, 4.20%, 3/1/2048	230,000	182,024
Series MTN, 5.50%, 3/15/2053	246,000	236,465
Series MTN, 5.80%, 4/1/2054	178,000	177,899
Indiana Michigan Power Co.:
3.25%, 5/1/2051	286,000	187,796
Series L, 3.75%, 7/1/2047	197,000	146,009
4.25%, 8/15/2048	276,000	217,074
Series K, 4.55%, 3/15/2046	272,000	229,609
5.63%, 4/1/2053	295,000	287,660
Series H, 6.05%, 3/15/2037	220,000	226,679
Interstate Power & Light Co.:
3.50%, 9/30/2049	70,000	48,955
3.70%, 9/15/2046	242,000	179,186
5.45%, 9/30/2054	175,000	165,760
6.25%, 7/15/2039	167,000	176,429
ITC Holdings Corp. 5.30%, 7/1/2043	210,000	192,410
Jersey Central Power & Light Co.:
5.10%, 1/15/2035 (e)	125,000	122,008
6.15%, 6/1/2037	21,000	21,768
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	88,599	81,769
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	403,000	387,767
Kentucky Utilities Co.:
3.30%, 6/1/2050	361,000	243,141
4.38%, 10/1/2045	425,000	352,146
5.13%, 11/1/2040	419,000	396,588

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Louisville Gas & Electric Co. 4.25%, 4/1/2049	$285,000	$226,478
MidAmerican Energy Co.:
3.65%, 8/1/2048	73,000	54,129
3.95%, 8/1/2047	170,000	132,355
4.25%, 5/1/2046	60,000	49,455
4.25%, 7/15/2049	280,000	227,536
4.40%, 10/15/2044	180,000	153,680
4.80%, 9/15/2043	140,000	125,749
5.30%, 2/1/2055	330,000	311,388
Series MTN, 5.75%, 11/1/2035	51,000	52,868
Series MTN, 5.80%, 10/15/2036	110,000	113,329
5.85%, 9/15/2054	496,000	504,759
Mississippi Power Co.:
Series B, 3.10%, 7/30/2051	4,000	2,606
Series 12-A, 4.25%, 3/15/2042	295,000	245,703
National Grid USA 5.80%, 4/1/2035	101,000	100,965
National Rural Utilities Cooperative Finance Corp.:
4.30%, 3/15/2049	319,000	258,371
4.40%, 11/1/2048	225,000	183,915
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	255,000	162,868
Series GG, 5.90%, 5/1/2053	249,000	248,806
6.00%, 3/15/2054	288,000	294,379
Series N, 6.65%, 4/1/2036	67,000	71,731
Series R, 6.75%, 7/1/2037	136,000	149,033
NextEra Energy Capital Holdings, Inc.:
5.25%, 2/28/2053 (b)	60,000	55,194
5.55%, 3/15/2054	40,000	38,331
Northern States Power Co.:
2.90%, 3/1/2050	3,000	1,919
3.40%, 8/15/2042	142,000	107,748
3.60%, 9/15/2047	79,000	58,337
4.00%, 8/15/2045	190,000	150,330
4.13%, 5/15/2044	171,000	139,700
4.50%, 6/1/2052	86,000	72,539
5.10%, 5/15/2053	418,000	386,713
5.35%, 11/1/2039	155,000	152,305
5.40%, 3/15/2054	150,000	144,813
5.65%, 6/15/2054	255,000	254,931
6.20%, 7/1/2037	161,000	171,710
6.25%, 6/1/2036	161,000	173,890
NorthWestern Corp. 4.18%, 11/15/2044	251,000	200,524
NSTAR Electric Co.:
3.10%, 6/1/2051 (b)	30,000	19,591
4.40%, 3/1/2044	283,000	238,481
4.55%, 6/1/2052	232,000	194,506
4.95%, 9/15/2052	297,000	266,560
5.50%, 3/15/2040	139,000	136,358
Security Description	Principal Amount	Value
Oglethorpe Power Corp.:
3.75%, 8/1/2050	$104,000	$73,910
4.50%, 4/1/2047	250,000	204,402
5.05%, 10/1/2048	309,000	272,056
5.25%, 9/1/2050	206,000	183,777
5.38%, 11/1/2040	153,000	144,717
5.80%, 6/1/2054 (e)	150,000	147,141
5.95%, 11/1/2039	247,000	249,292
6.20%, 12/1/2053	210,000	216,134
Ohio Edison Co. 6.88%, 7/15/2036	65,000	71,611
Ohio Power Co.:
4.00%, 6/1/2049	298,000	223,822
4.15%, 4/1/2048	256,000	196,122
Oklahoma Gas & Electric Co.:
4.15%, 4/1/2047	196,000	154,677
5.60%, 4/1/2053	446,000	434,400
Oncor Electric Delivery Co. LLC:
2.70%, 11/15/2051	120,000	70,802
3.10%, 9/15/2049	226,000	148,143
3.70%, 5/15/2050	290,000	211,894
3.75%, 4/1/2045	100,000	76,764
3.80%, 9/30/2047	246,000	186,812
3.80%, 6/1/2049	20,000	15,107
4.10%, 11/15/2048	252,000	199,387
4.55%, 12/1/2041	105,000	92,075
4.60%, 6/1/2052	265,000	221,649
4.95%, 9/15/2052	475,000	424,479
5.25%, 9/30/2040	160,000	154,760
5.30%, 6/1/2042	204,000	195,236
5.35%, 10/1/2052	208,000	196,689
5.55%, 6/15/2054 (e)	415,000	404,040
7.50%, 9/1/2038	146,000	171,407
Pacific Gas & Electric Co.:
3.30%, 8/1/2040	479,000	357,966
3.50%, 8/1/2050	758,000	520,284
3.75%, 8/15/2042	175,000	131,434
3.95%, 12/1/2047	455,000	339,758
4.00%, 12/1/2046	269,000	202,888
4.20%, 6/1/2041	288,000	234,619
4.25%, 3/15/2046	288,000	227,465
4.30%, 3/15/2045	356,000	283,714
4.45%, 4/15/2042	267,000	221,573
4.50%, 7/1/2040	907,000	781,979
4.60%, 6/15/2043	229,000	192,953
4.75%, 2/15/2044	311,000	265,152
4.95%, 7/1/2050	1,219,000	1,057,714
5.25%, 3/1/2052	326,000	292,552
5.90%, 10/1/2054	30,000	29,704
6.70%, 4/1/2053	392,000	425,195
6.75%, 1/15/2053	727,000	792,917
PacifiCorp:
2.90%, 6/15/2052	540,000	321,835
3.30%, 3/15/2051	409,000	265,854
4.10%, 2/1/2042	244,000	196,054

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 1/15/2049	$381,000	$296,311
4.15%, 2/15/2050	353,000	273,049
5.25%, 6/15/2035	139,000	136,936
5.35%, 12/1/2053	570,000	523,368
5.50%, 5/15/2054	585,000	547,461
5.75%, 4/1/2037	340,000	341,537
5.80%, 1/15/2055	745,000	726,256
6.00%, 1/15/2039	342,000	348,423
6.10%, 8/1/2036	181,000	187,695
6.25%, 10/15/2037 (b)	328,000	343,642
6.35%, 7/15/2038	204,000	213,043
7.70%, 11/15/2031	1,000	1,138
PECO Energy Co.:
3.05%, 3/15/2051	1,000	645
3.70%, 9/15/2047	10,000	7,481
3.90%, 3/1/2048	48,000	37,184
4.15%, 10/1/2044	165,000	135,694
4.38%, 8/15/2052	22,000	18,194
4.60%, 5/15/2052	243,000	208,786
5.25%, 9/15/2054	335,000	317,178
Potomac Electric Power Co.:
4.15%, 3/15/2043	80,000	66,053
5.50%, 3/15/2054	206,000	199,610
6.50%, 11/15/2037	225,000	246,370
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	88,000	69,077
4.13%, 6/15/2044	134,000	111,240
4.15%, 10/1/2045	110,000	90,163
4.15%, 6/15/2048	72,000	58,060
4.75%, 7/15/2043	111,000	99,632
5.25%, 5/15/2053	235,000	224,474
6.25%, 5/15/2039	135,000	145,895
Progress Energy, Inc.:
6.00%, 12/1/2039	338,000	342,404
7.00%, 10/30/2031	22,000	24,343
7.75%, 3/1/2031	18,000	20,344
Public Service Co. of Colorado:
Series 36, 2.70%, 1/15/2051 (b)	303,000	179,930
Series 34, 3.20%, 3/1/2050	353,000	234,265
3.60%, 9/15/2042	319,000	242,647
3.80%, 6/15/2047	257,000	190,907
4.05%, 9/15/2049	271,000	208,041
4.10%, 6/15/2048	260,000	202,452
4.30%, 3/15/2044	182,000	149,176
Series 39, 4.50%, 6/1/2052	260,000	215,478
5.25%, 4/1/2053	441,000	410,130
5.75%, 5/15/2054	399,000	398,816
Series 17, 6.25%, 9/1/2037	214,000	225,969
6.50%, 8/1/2038	198,000	213,852
Public Service Co. of New Hampshire:
3.60%, 7/1/2049	85,000	61,731
5.15%, 1/15/2053	250,000	231,497
Security Description	Principal Amount	Value
Public Service Co. of Oklahoma 5.20%, 1/15/2035	$125,000	$121,154
Public Service Electric & Gas Co.:
Series MTN, 3.00%, 3/1/2051	20,000	12,919
Series MTN, 3.15%, 1/1/2050	35,000	23,524
Series MTN, 3.20%, 8/1/2049	20,000	13,657
Series MTN, 3.60%, 12/1/2047	164,000	120,817
Series MTN, 3.65%, 9/1/2042	52,000	40,496
Series MTN, 3.80%, 3/1/2046	110,000	85,122
Series MTN, 3.85%, 5/1/2049	255,000	195,570
Series MTN, 3.95%, 5/1/2042	175,000	142,440
Series MTN, 4.05%, 5/1/2048	8,000	6,354
Series MTN, 4.15%, 11/1/2045	53,000	42,749
Series MTN, 5.13%, 3/15/2053	134,000	124,715
5.30%, 8/1/2054	358,000	340,390
5.45%, 8/1/2053	317,000	309,040
Series MTN, 5.45%, 3/1/2054	824,000	798,654
Series MTN, 5.50%, 3/1/2040	125,000	124,140
Series MTN, 5.80%, 5/1/2037	56,000	57,699
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	97,000	59,236
3.25%, 9/15/2049	252,000	168,081
4.22%, 6/15/2048	357,000	286,168
4.30%, 5/20/2045	277,000	225,666
5.45%, 6/1/2053	228,000	216,935
5.64%, 4/15/2041	100,000	97,991
5.69%, 6/15/2054	245,000	240,565
5.76%, 10/1/2039	160,000	161,078
5.80%, 3/15/2040	176,000	176,127
6.27%, 3/15/2037	119,000	125,748
San Diego Gas & Electric Co.:
Series WWW, 2.95%, 8/15/2051	3,000	1,935
Series UUU, 3.32%, 4/15/2050	308,000	207,774
3.70%, 3/15/2052	347,000	250,201
Series RRR, 3.75%, 6/1/2047	326,000	243,887
4.10%, 6/15/2049	308,000	241,651
4.15%, 5/15/2048	309,000	245,633
4.50%, 8/15/2040	116,000	103,755
5.35%, 4/1/2053	480,000	452,606
5.55%, 4/15/2054	393,000	381,505
6.00%, 6/1/2039	160,000	166,171
Sempra:
4.00%, 2/1/2048	120,000	90,980
6.00%, 10/15/2039	303,000	308,824
Sierra Pacific Power Co. 5.90%, 3/15/2054	243,000	243,678
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	411	386

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Southern California Edison Co.:
Series 20A, 2.95%, 2/1/2051	$202,000	$126,896
3.45%, 2/1/2052	345,000	233,575
Series C, 3.60%, 2/1/2045	287,000	211,665
3.65%, 2/1/2050	528,000	377,832
Series H, 3.65%, 6/1/2051	50,000	35,416
Series 2013-A, 3.90%, 3/15/2043	265,000	208,502
4.00%, 4/1/2047	809,000	623,051
4.05%, 3/15/2042	262,000	212,037
Series C, 4.13%, 3/1/2048	499,000	389,310
4.50%, 9/1/2040	301,000	263,360
4.65%, 10/1/2043	389,000	335,898
Series B, 4.88%, 3/1/2049	346,000	301,594
Series 2005-E, 5.35%, 7/15/2035	122,000	120,991
Series E, 5.45%, 6/1/2052	240,000	225,624
5.50%, 3/15/2040	216,000	210,455
Series 2006-E, 5.55%, 1/15/2037	176,000	174,728
Series 2006-A, 5.63%, 2/1/2036	165,000	164,701
5.70%, 3/1/2053	255,000	247,896
5.75%, 4/15/2054	253,000	248,750
Series 2004-G, 5.75%, 4/1/2035	115,000	117,561
5.88%, 12/1/2053	377,000	375,616
Series 2008-A, 5.95%, 2/1/2038	242,000	247,414
6.05%, 3/15/2039	214,000	221,276
Southern Co.:
4.25%, 7/1/2036	200,000	179,774
4.40%, 7/1/2046	627,000	519,037
4.85%, 3/15/2035	385,000	367,636
Southern Power Co.:
Series F, 4.95%, 12/15/2046	268,000	234,042
5.15%, 9/15/2041	165,000	153,848
5.25%, 7/15/2043	219,000	202,487
Southwestern Electric Power Co.:
3.25%, 11/1/2051 (b)	324,000	206,226
Series L, 3.85%, 2/1/2048	301,000	216,711
Series J, 3.90%, 4/1/2045	203,000	151,190
6.20%, 3/15/2040	204,000	209,834
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	167,000	108,238
3.40%, 8/15/2046 (b)	230,000	160,473
3.70%, 8/15/2047	198,000	143,485
3.75%, 6/15/2049 (b)	186,000	134,885
Series 6, 4.40%, 11/15/2048	223,000	180,907
4.50%, 8/15/2041	254,000	217,820
6.00%, 6/1/2054	335,000	339,010
Tampa Electric Co.:
3.45%, 3/15/2051	175,000	119,203
3.63%, 6/15/2050	140,000	99,714
Security Description	Principal Amount	Value
4.10%, 6/15/2042	$70,000	$56,624
4.30%, 6/15/2048	142,000	113,911
4.35%, 5/15/2044	211,000	174,178
4.45%, 6/15/2049	233,000	191,677
5.00%, 7/15/2052	225,000	200,342
Toledo Edison Co. 6.15%, 5/15/2037	239,000	251,669
Tucson Electric Power Co.:
3.25%, 5/1/2051 (b)	129,000	84,634
4.00%, 6/15/2050	221,000	166,919
4.85%, 12/1/2048 (b)	137,000	118,876
5.20%, 9/15/2034	95,000	93,149
5.50%, 4/15/2053	246,000	234,022
Union Electric Co.:
2.63%, 3/15/2051	48,000	28,352
3.25%, 10/1/2049	267,000	184,064
3.65%, 4/15/2045	287,000	216,510
3.90%, 9/15/2042	293,000	234,230
3.90%, 4/1/2052	38,000	29,090
4.00%, 4/1/2048	301,000	233,058
5.13%, 3/15/2055	264,000	241,953
5.25%, 1/15/2054	228,000	212,779
5.30%, 8/1/2037	69,000	68,617
5.45%, 3/15/2053	296,000	283,328
8.45%, 3/15/2039	195,000	247,020
Virginia Electric & Power Co.:
2.45%, 12/15/2050	258,000	145,365
3.30%, 12/1/2049	370,000	250,779
Series B, 3.80%, 9/15/2047	379,000	283,208
4.00%, 1/15/2043	282,000	224,850
Series C, 4.00%, 11/15/2046	315,000	244,289
Series B, 4.20%, 5/15/2045	257,000	207,121
4.45%, 2/15/2044	377,000	319,700
4.60%, 12/1/2048	344,000	289,194
Series C, 4.63%, 5/15/2052	375,000	315,697
Series D, 4.65%, 8/15/2043	32,000	28,065
5.35%, 1/15/2054	288,000	271,123
5.45%, 4/1/2053	419,000	399,148
5.55%, 8/15/2054	335,000	324,575
5.70%, 8/15/2053	333,000	329,161
Series A, 6.00%, 5/15/2037	324,000	335,385
Series B, 6.00%, 1/15/2036	135,000	139,898
6.35%, 11/30/2037	271,000	288,279
8.88%, 11/15/2038	360,000	467,226
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	228,000	187,747
5.05%, 10/1/2054 (b)	215,000	195,495
5.70%, 12/1/2036	187,000	193,861
Wisconsin Power & Light Co.:
3.65%, 4/1/2050	10,000	7,150
6.38%, 8/15/2037	207,000	219,979
Wisconsin Public Service Corp.:
2.85%, 12/1/2051	190,000	117,255
3.30%, 9/1/2049	20,000	13,733
3.67%, 12/1/2042	203,000	157,069

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 11/1/2044	$144,000	$127,597
Xcel Energy, Inc. 6.50%, 7/1/2036	142,000	151,665
		120,148,204
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.75%, 10/15/2050	246,000	153,115
2.80%, 12/21/2051	432,000	266,557
5.25%, 11/15/2039	176,000	174,273
6.13%, 4/15/2039	62,000	65,626
		659,571
ELECTRONICS — 0.4%
Amphenol Corp.:
5.00%, 1/15/2035	335,000	327,047
5.38%, 11/15/2054	215,000	204,738
Fortive Corp. 4.30%, 6/15/2046	267,000	215,269
Honeywell International, Inc.:
2.80%, 6/1/2050	240,000	151,025
3.81%, 11/21/2047	363,000	278,515
5.00%, 3/1/2035	145,000	142,017
5.25%, 3/1/2054	916,000	859,639
5.35%, 3/1/2064	404,000	378,031
5.38%, 3/1/2041	294,000	290,801
5.70%, 3/15/2036	150,000	155,408
5.70%, 3/15/2037	169,000	173,590
Tyco Electronics Group SA 7.13%, 10/1/2037	194,000	220,702
		3,396,782
ENTERTAINMENT — 0.5%
Warnermedia Holdings, Inc.:
5.05%, 3/15/2042	2,124,000	1,704,680
5.14%, 3/15/2052	2,967,000	2,208,931
5.39%, 3/15/2062	1,378,000	1,014,208
		4,927,819
ENVIRONMENTAL CONTROL — 0.3%
Nature Conservancy Series A, 3.96%, 3/1/2052	303,000	243,264
Republic Services, Inc.:
3.05%, 3/1/2050	10,000	6,739
5.20%, 11/15/2034	200,000	198,068
5.70%, 5/15/2041	182,000	181,614
6.20%, 3/1/2040	196,000	208,135
Waste Connections, Inc.:
2.95%, 1/15/2052	76,000	47,392
3.05%, 4/1/2050	25,000	16,132
Waste Management, Inc.:
2.50%, 11/15/2050	240,000	139,548
2.95%, 6/1/2041	205,000	148,660
4.10%, 3/1/2045	230,000	189,099
4.15%, 7/15/2049	295,000	239,369
4.95%, 3/15/2035	670,000	651,997
Security Description	Principal Amount	Value
5.35%, 10/15/2054	$460,000	$441,853
		2,711,870
FOOD — 1.7%
Campbell's Co.:
3.13%, 4/24/2050	218,000	140,490
4.75%, 3/23/2035	295,000	278,315
4.80%, 3/15/2048	240,000	206,976
5.25%, 10/13/2054	205,000	185,722
Conagra Brands, Inc.:
5.30%, 11/1/2038	415,000	390,594
5.40%, 11/1/2048	475,000	430,948
General Mills, Inc.:
3.00%, 2/1/2051 (b)	17,000	10,738
4.15%, 2/15/2043	141,000	115,190
4.70%, 4/17/2048	206,000	176,841
5.25%, 1/30/2035	440,000	433,242
5.40%, 6/15/2040	192,000	185,505
Hershey Co.:
2.65%, 6/1/2050	235,000	140,730
3.13%, 11/15/2049	165,000	109,873
3.38%, 8/15/2046	170,000	122,618
Hormel Foods Corp. 3.05%, 6/3/2051	225,000	146,142
Ingredion, Inc. 3.90%, 6/1/2050	101,000	74,491
J.M. Smucker Co.:
4.25%, 3/15/2035	225,000	203,868
4.38%, 3/15/2045	193,000	158,926
6.50%, 11/15/2043	185,000	197,221
6.50%, 11/15/2053 (b)	528,000	567,077
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
4.38%, 2/2/2052	377,000	282,113
6.50%, 12/1/2052	643,000	650,060
7.25%, 11/15/2053	534,000	588,420
Kellanova:
4.50%, 4/1/2046	248,000	208,620
5.75%, 5/16/2054	110,000	109,758
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	190,000	186,833
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	1,254,000	1,013,871
4.63%, 10/1/2039	222,000	198,290
4.88%, 10/1/2049	640,000	548,384
5.00%, 7/15/2035 (b)	142,000	137,540
5.00%, 6/4/2042	603,000	542,441
5.20%, 7/15/2045	734,000	664,931
5.50%, 6/1/2050	281,000	263,553
6.50%, 2/9/2040	226,000	239,436
6.88%, 1/26/2039	214,000	236,008
Kroger Co.:
3.88%, 10/15/2046	175,000	131,049
3.95%, 1/15/2050	160,000	120,107
4.45%, 2/1/2047	419,000	344,812

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.65%, 1/15/2048	$220,000	$184,584
5.00%, 9/15/2034	160,000	155,062
5.00%, 4/15/2042	137,000	123,955
5.15%, 8/1/2043	143,000	131,041
5.40%, 7/15/2040	143,000	137,623
5.40%, 1/15/2049	216,000	202,703
5.50%, 9/15/2054	1,050,000	988,008
5.65%, 9/15/2064	595,000	560,091
6.90%, 4/15/2038	163,000	179,556
McCormick & Co., Inc. 4.20%, 8/15/2047	135,000	109,469
Mondelez International, Inc. 2.63%, 9/4/2050	20,000	11,692
Sysco Corp.:
3.15%, 12/14/2051 (b)	305,000	196,935
3.30%, 2/15/2050	123,000	83,069
4.45%, 3/15/2048	186,000	151,888
4.50%, 4/1/2046	216,000	178,999
4.85%, 10/1/2045	140,000	122,595
5.38%, 9/21/2035	138,000	138,785
6.60%, 4/1/2040	198,000	213,626
6.60%, 4/1/2050	556,000	610,449
Tyson Foods, Inc.:
4.55%, 6/2/2047	199,000	163,534
4.88%, 8/15/2034	107,000	102,108
5.10%, 9/28/2048	625,000	556,244
5.15%, 8/15/2044	247,000	225,185
		16,268,934
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047	199,000	177,611
Georgia-Pacific LLC:
7.75%, 11/15/2029	85,000	95,399
8.88%, 5/15/2031	26,000	31,477
International Paper Co.:
4.35%, 8/15/2048	440,000	354,921
4.40%, 8/15/2047	226,000	184,789
4.80%, 6/15/2044	333,000	292,990
5.15%, 5/15/2046	224,000	202,382
6.00%, 11/15/2041	197,000	200,808
7.30%, 11/15/2039	194,000	220,778
		1,761,155
GAS — 0.7%
Atmos Energy Corp.:
2.85%, 2/15/2052	32,000	19,496
3.38%, 9/15/2049	201,000	138,145
4.13%, 10/15/2044	297,000	241,981
4.13%, 3/15/2049	247,000	194,201
4.15%, 1/15/2043	138,000	114,519
4.30%, 10/1/2048	249,000	204,021
5.00%, 12/15/2054	414,000	372,538
5.50%, 6/15/2041	151,000	150,585
5.75%, 10/15/2052	221,000	221,645
Security Description	Principal Amount	Value
6.20%, 11/15/2053	$196,000	$209,154
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	137,000	106,897
5.85%, 1/15/2041	163,000	163,297
Eastern Energy Gas Holdings LLC Series C, 3.90%, 11/15/2049	103,000	68,943
NiSource, Inc.:
3.95%, 3/30/2048	263,000	200,314
4.38%, 5/15/2047	369,000	301,418
4.80%, 2/15/2044	235,000	207,331
5.00%, 6/15/2052	62,000	54,915
5.25%, 2/15/2043	156,000	145,562
5.65%, 2/1/2045	177,000	172,879
5.95%, 6/15/2041	167,000	168,934
ONE Gas, Inc.:
4.50%, 11/1/2048	124,000	102,579
4.66%, 2/1/2044	257,000	224,626
Piedmont Natural Gas Co., Inc.:
3.35%, 6/1/2050	20,000	13,218
3.64%, 11/1/2046	91,000	65,120
4.65%, 8/1/2043	122,000	105,469
5.10%, 2/15/2035	170,000	164,873
Southern California Gas Co.:
3.75%, 9/15/2042	120,000	93,677
Series WW, 3.95%, 2/15/2050	142,000	107,789
Series UU, 4.13%, 6/1/2048	162,000	127,327
Series VV, 4.30%, 1/15/2049	208,000	168,522
5.60%, 4/1/2054 (b)	358,000	350,407
5.75%, 6/1/2053	293,000	291,573
6.35%, 11/15/2052	378,000	406,626
Southern Co. Gas Capital Corp.:
Series 21A, 3.15%, 9/30/2051	60,000	38,651
3.95%, 10/1/2046	217,000	167,489
4.40%, 6/1/2043	136,000	114,259
4.40%, 5/30/2047	151,000	123,978
5.88%, 3/15/2041	183,000	185,011
Southwest Gas Corp.:
3.18%, 8/15/2051	150,000	94,557
3.80%, 9/29/2046 (b)	145,000	106,386
4.15%, 6/1/2049	121,000	91,712
Spire Missouri, Inc. 3.30%, 6/1/2051	123,000	82,346
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	245,000	175,895
Series K, 3.80%, 9/15/2046	165,000	123,986
		6,982,851
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc.:
3.10%, 5/1/2050 (b)	231,000	153,003
4.10%, 3/1/2048	229,000	183,386
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050 (b)	345,000	198,323

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 11/15/2048	$211,000	$179,814
5.20%, 9/1/2040	183,000	172,410
		886,936
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
4.75%, 11/30/2036	383,000	369,810
4.75%, 4/15/2043	239,000	224,318
4.90%, 11/30/2046	1,583,000	1,476,337
5.30%, 5/27/2040	232,000	232,856
6.00%, 4/1/2039	219,000	235,552
6.15%, 11/30/2037	237,000	257,851
Baxter International, Inc.:
3.13%, 12/1/2051	301,000	186,683
3.50%, 8/15/2046	194,000	134,135
Boston Scientific Corp.:
4.55%, 3/1/2039	138,000	126,255
4.70%, 3/1/2049 (b)	245,000	215,865
7.38%, 1/15/2040	231,000	270,707
Danaher Corp.:
2.60%, 10/1/2050	90,000	53,640
2.80%, 12/10/2051	151,000	93,087
4.38%, 9/15/2045	279,000	238,528
DH Europe Finance II SARL:
3.25%, 11/15/2039	256,000	199,444
3.40%, 11/15/2049	558,000	395,058
GE HealthCare Technologies, Inc. 6.38%, 11/22/2052	408,000	438,910
Koninklijke Philips NV:
5.00%, 3/15/2042	221,000	198,602
6.88%, 3/11/2038	291,000	313,535
Medtronic, Inc.:
4.00%, 4/1/2043	33,000	27,332
4.38%, 3/15/2035	696,000	652,660
4.63%, 3/15/2045 (b)	791,000	703,492
Revvity, Inc. 3.63%, 3/15/2051	159,000	107,947
Solventum Corp.:
5.90%, 4/30/2054 (b) (e)	673,000	656,996
6.00%, 5/15/2064 (e)	277,000	269,773
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	288,000	203,040
Stryker Corp.:
4.10%, 4/1/2043	301,000	246,847
4.38%, 5/15/2044	219,000	184,337
4.63%, 3/15/2046 (b)	218,000	189,348
Thermo Fisher Scientific, Inc.:
2.80%, 10/15/2041	500,000	351,700
4.10%, 8/15/2047	310,000	251,460
5.30%, 2/1/2044	226,000	216,074
5.40%, 8/10/2043 (b)	258,000	253,565
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	159,000	133,266
5.75%, 11/30/2039	115,000	114,882
		10,223,892
Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 5.8%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	$108,000	$66,866
Adventist Health System 3.63%, 3/1/2049 (b)	224,000	157,073
Advocate Health & Hospitals Corp.:
Series 2020, 3.01%, 6/15/2050	273,000	179,926
3.39%, 10/15/2049	30,000	21,316
4.27%, 8/15/2048	208,000	169,639
Aetna, Inc.:
3.88%, 8/15/2047 (b)	24,000	16,806
4.50%, 5/15/2042	211,000	171,302
4.75%, 3/15/2044	142,000	117,276
6.63%, 6/15/2036	214,000	224,679
6.75%, 12/15/2037	318,000	335,341
AHS Hospital Corp.:
Series 2021, 2.78%, 7/1/2051	95,000	58,713
5.02%, 7/1/2045	270,000	251,824
Allina Health System:
Series 2021, 2.90%, 11/15/2051	119,000	74,406
Series 2019, 3.89%, 4/15/2049	203,000	154,118
Ascension Health:
Series B, 3.11%, 11/15/2039	111,000	83,648
3.95%, 11/15/2046	663,000	529,061
4.85%, 11/15/2053	203,000	181,470
Banner Health:
2.91%, 1/1/2042	227,000	161,583
2.91%, 1/1/2051	88,000	56,083
Series 2020, 3.18%, 1/1/2050	65,000	44,018
Baptist Health South Florida Foundation, Inc. Series 2021, 3.12%, 11/15/2071	143,000	81,434
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	245,000	171,647
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	212,000	162,977
Baylor Scott & White Holdings:
Series 2021, 2.84%, 11/15/2050	350,000	221,977
3.97%, 11/15/2046	186,000	148,129
4.19%, 11/15/2045	203,000	169,408
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	210,000	129,656
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	144,000	96,104
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	151,000	101,772

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Children's Health System of Texas 2.51%, 8/15/2050	$105,000	$62,105
Children's Hospital Series 2020, 2.93%, 7/15/2050	183,000	114,778
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	101,000	60,769
Series 2017, 4.12%, 1/1/2047	146,000	119,913
Children's Hospital Medical Center Series 2014-T, 4.27%, 5/15/2044	96,000	82,370
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	100,000	62,014
Cigna Group:
3.40%, 3/15/2050	532,000	349,588
3.40%, 3/15/2051	628,000	409,757
3.88%, 10/15/2047	581,000	423,090
4.80%, 8/15/2038	671,000	608,483
4.80%, 7/15/2046	649,000	553,389
4.90%, 12/15/2048	1,443,000	1,229,061
5.60%, 2/15/2054	698,000	654,494
City of Hope:
Series 2018, 4.38%, 8/15/2048	129,000	103,899
Series 2013, 5.62%, 11/15/2043	231,000	219,898
Cleveland Clinic Foundation 4.86%, 1/1/2114 (b)	152,000	128,860
CommonSpirit Health:
AGM, 3.82%, 10/1/2049	325,000	241,228
3.91%, 10/1/2050	252,000	186,054
4.19%, 10/1/2049	399,000	312,465
4.35%, 11/1/2042	315,000	263,167
5.32%, 12/1/2034	238,000	234,930
5.55%, 12/1/2054	237,000	226,913
6.46%, 11/1/2052	200,000	214,036
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	241,000	153,625
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	123,000	87,997
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	219,000	153,201
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	176,000	133,253
Dignity Health:
4.50%, 11/1/2042	154,000	129,058
5.27%, 11/1/2064 (b)	206,000	184,957
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047 (b)	255,000	200,642
Elevance Health, Inc.:
3.13%, 5/15/2050	174,000	110,915
Security Description	Principal Amount	Value
3.60%, 3/15/2051	$335,000	$232,182
3.70%, 9/15/2049	140,000	99,544
4.38%, 12/1/2047	488,000	392,035
4.55%, 3/1/2048	429,000	351,896
4.55%, 5/15/2052	273,000	219,457
4.63%, 5/15/2042	344,000	297,127
4.65%, 1/15/2043	384,000	333,523
4.65%, 8/15/2044	327,000	280,265
5.10%, 1/15/2044	329,000	298,785
5.13%, 2/15/2053 (b)	576,000	510,503
5.20%, 2/15/2035	465,000	454,286
5.65%, 6/15/2054	585,000	560,968
5.70%, 2/15/2055	450,000	433,957
5.85%, 1/15/2036	95,000	95,893
5.85%, 11/1/2064	470,000	453,907
5.95%, 12/15/2034	105,000	108,983
6.10%, 10/15/2052	415,000	420,042
6.38%, 6/15/2037	100,000	105,385
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049 (b)	137,000	104,664
Fred Hutchinson Cancer Center Series 2022, 4.97%, 1/1/2052	120,000	110,448
Hackensack Meridian Health, Inc.:
Series 2020, 2.68%, 9/1/2041	220,000	151,217
Series 2020, 2.88%, 9/1/2050	196,000	123,080
4.21%, 7/1/2048 (b)	195,000	159,216
4.50%, 7/1/2057	227,000	187,697
Hartford HealthCare Corp. 3.45%, 7/1/2054	175,000	121,473
HCA, Inc.:
3.50%, 7/15/2051	456,000	295,214
4.38%, 3/15/2042	219,000	178,614
4.63%, 3/15/2052	170,000	132,819
5.13%, 6/15/2039	487,000	444,027
5.25%, 6/15/2049	929,000	804,811
5.45%, 9/15/2034	85,000	82,872
5.50%, 6/15/2047	647,000	587,314
5.90%, 6/1/2053	496,000	466,994
5.95%, 9/15/2054 (b)	550,000	522,929
6.00%, 4/1/2054	699,000	666,678
6.10%, 4/1/2064	329,000	314,442
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	220,000	165,436
Humana, Inc.:
3.95%, 8/15/2049	153,000	110,180
4.63%, 12/1/2042	177,000	145,848
4.80%, 3/15/2047	154,000	125,719
4.95%, 10/1/2044	311,000	263,398
5.50%, 3/15/2053	298,000	266,001
5.75%, 4/15/2054	473,000	438,622

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Indiana University Health, Inc. Obligated Group:
Series 2021, 2.85%, 11/1/2051	$20,000	$12,538
3.97%, 11/1/2048	300,000	237,321
Inova Health System Foundation 4.07%, 5/15/2052 (b)	233,000	184,869
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	186,000	134,214
Iowa Health System Series 2020, 3.67%, 2/15/2050	86,000	62,998
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	319,000	251,892
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	345,000	244,232
Series 2021, 3.00%, 6/1/2051	662,000	430,466
Series 2019, 3.27%, 11/1/2049	398,000	275,758
4.15%, 5/1/2047	670,000	546,914
4.88%, 4/1/2042	221,000	204,489
Laboratory Corp. of America Holdings:
4.70%, 2/1/2045 (b)	257,000	220,773
4.80%, 10/1/2034	555,000	525,813
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049	244,000	167,350
Series 2020, 3.34%, 7/1/2060	264,000	172,661
Series 2017, 3.77%, 7/1/2048	108,000	82,983
Series 2015, 4.12%, 7/1/2055	147,000	115,273
Mayo Clinic:
Series 2021, 3.20%, 11/15/2061	337,000	218,069
Series 2012-B, 3.77%, 11/15/2043	59,000	46,709
Series 2013, 4.00%, 11/15/2047	227,000	182,261
Series 2016, 4.13%, 11/15/2052	25,000	20,231
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	211,000	177,369
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	282,000	203,220
Memorial Health Services 3.45%, 11/1/2049	226,000	160,776
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	348,000	227,543
4.13%, 7/1/2052	110,000	89,013
5.00%, 7/1/2042	190,000	179,896
Methodist Hospital Series 20A, 2.71%, 12/1/2050	258,000	158,864
Montefiore Obligated Group:
4.29%, 9/1/2050	90,000	63,401
Security Description	Principal Amount	Value
Series 18-C, 5.25%, 11/1/2048	$246,000	$211,685
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	122,000	90,186
Mount Sinai Hospital:
Series 2020, 3.39%, 7/1/2050	144,000	86,400
Series 2019, 3.74%, 7/1/2049	230,000	151,478
Series 2017, 3.98%, 7/1/2048	112,000	80,832
MultiCare Health System 2.80%, 8/15/2050	180,000	105,462
MyMichigan Health Series 2020, 3.41%, 6/1/2050	119,000	83,124
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052 (b)	144,000	126,592
New York & Presbyterian Hospital:
2.26%, 8/1/2040	127,000	84,692
2.61%, 8/1/2060	125,000	69,090
Series 2019, 3.95%, 8/1/2119 (b)	123,000	83,754
4.02%, 8/1/2045	314,000	256,902
4.06%, 8/1/2056	198,000	155,780
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	159,000	117,886
3.98%, 11/1/2046 (b)	75,000	57,011
4.26%, 11/1/2047	448,000	358,705
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	175,000	110,376
Novant Health, Inc.:
2.64%, 11/1/2036	170,000	130,552
3.17%, 11/1/2051	277,000	182,975
3.32%, 11/1/2061	214,000	136,733
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	151,000	91,135
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055	225,000	150,932
4.37%, 7/1/2047	191,000	163,381
4.78%, 7/1/2044	178,000	160,278
Series 13-A, 5.75%, 7/1/2043	201,000	204,260
OhioHealth Corp.:
2.83%, 11/15/2041	130,000	91,495
Series 2020, 3.04%, 11/15/2050	166,000	110,979
Orlando Health Obligated Group:
3.33%, 10/1/2050	171,000	119,233
4.09%, 10/1/2048	178,000	141,688
PeaceHealth Obligated Group:
Series 2020, 3.22%, 11/15/2050	142,000	90,339

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2018, 4.79%, 11/15/2048	$201,000	$172,217
Piedmont Healthcare, Inc.:
Series 2042, 2.72%, 1/1/2042	250,000	172,980
2.86%, 1/1/2052	212,000	131,514
Presbyterian Healthcare Services 4.88%, 8/1/2052	236,000	213,512
Providence St. Joseph Health Obligated Group:
Series 21A, 2.70%, 10/1/2051 (b)	327,000	191,187
Series I, 3.74%, 10/1/2047	170,000	125,140
Series A, 3.93%, 10/1/2048	259,000	195,276
Queen's Health Systems 4.81%, 7/1/2052	134,000	120,737
Quest Diagnostics, Inc.:
4.70%, 3/30/2045	130,000	113,819
5.00%, 12/15/2034	195,000	189,534
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	70,000	43,385
Sentara Health Series 2021, 2.93%, 11/1/2051	107,000	68,451
Sharp HealthCare Series 20B, 2.68%, 8/1/2050 (b)	144,000	88,286
Stanford Health Care:
3.03%, 8/15/2051	125,000	82,074
Series 2018, 3.80%, 11/15/2048	206,000	158,624
Summa Health AGM, 3.51%, 11/15/2051	38,000	27,659
Sutter Health:
Series 20A, 3.16%, 8/15/2040	167,000	125,101
Series 20A, 3.36%, 8/15/2050	253,000	177,462
Series 2018, 4.09%, 8/15/2048	196,000	158,125
5.55%, 8/15/2053 (b)	165,000	164,573
Texas Health Resources:
2.33%, 11/15/2050	147,000	83,547
4.33%, 11/15/2055	139,000	114,321
Toledo Hospital AGM, 5.75%, 11/15/2038	113,000	111,530
Trinity Health Corp.:
Series 2021, 2.63%, 12/1/2040	237,000	164,452
Series 2019, 3.43%, 12/1/2048	141,000	104,573
4.13%, 12/1/2045	166,000	135,640
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	94,000	85,902
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	371,000	261,251
2.90%, 5/15/2050	10,000	6,209
Security Description	Principal Amount	Value
3.05%, 5/15/2041	$579,000	$418,692
3.13%, 5/15/2060	129,000	76,792
3.25%, 5/15/2051	82,000	54,076
3.50%, 8/15/2039	372,000	294,996
3.70%, 8/15/2049	599,000	436,102
3.75%, 10/15/2047	321,000	238,888
3.88%, 8/15/2059	514,653	365,332
3.95%, 10/15/2042	246,000	197,395
4.20%, 1/15/2047	379,000	305,664
4.25%, 3/15/2043	189,000	159,297
4.25%, 4/15/2047	342,000	276,958
4.25%, 6/15/2048	530,000	425,415
4.38%, 3/15/2042	213,000	181,563
4.45%, 12/15/2048	508,000	418,460
4.63%, 7/15/2035	206,000	194,530
4.63%, 11/15/2041	251,000	221,028
4.75%, 7/15/2045	340,000	299,775
4.75%, 5/15/2052	831,000	713,023
4.95%, 5/15/2062	451,000	388,942
5.05%, 4/15/2053	832,000	744,981
5.20%, 4/15/2063	673,000	604,166
5.38%, 4/15/2054	2,747,000	2,574,104
5.50%, 7/15/2044	1,914,000	1,857,097
5.50%, 4/15/2064	456,000	426,825
5.63%, 7/15/2054	210,000	204,248
5.70%, 10/15/2040	144,000	144,171
5.75%, 7/15/2064	780,000	758,456
5.80%, 3/15/2036	236,000	243,113
5.88%, 2/15/2053	797,000	798,498
5.95%, 2/15/2041	147,000	150,515
6.05%, 2/15/2063	614,000	626,728
6.50%, 6/15/2037	193,000	209,102
6.63%, 11/15/2037	105,000	115,453
6.88%, 2/15/2038	294,000	332,147
Universal Health Services, Inc. 5.05%, 10/15/2034	300,000	280,098
UPMC 5.38%, 5/15/2043	253,000	245,456
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	129,000	81,796
Willis-Knighton Medical Center:
Series 2021, 3.07%, 3/1/2051	158,000	98,570
Series 2018, 4.81%, 9/1/2048	246,000	212,037
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	2,000	1,157
		54,736,170
HOME BUILDERS — 0.0% (a)
DR Horton, Inc. 5.00%, 10/15/2034	145,000	140,103
MDC Holdings, Inc. 6.00%, 1/15/2043	116,000	115,677

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
PulteGroup, Inc. 6.00%, 2/15/2035	$27,000	$27,588
		283,368
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2051 (b)	299,000	181,487
Whirlpool Corp.:
4.50%, 6/1/2046	252,000	194,393
4.60%, 5/15/2050	284,000	214,465
		590,345
HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	14,000	10,745
Series MTN, 4.00%, 8/15/2045	46,000	38,352
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049	263,000	168,670
4.15%, 3/15/2047	184,000	145,180
4.38%, 6/15/2045	189,000	154,171
5.15%, 5/15/2053 (b)	243,000	227,161
6.00%, 5/15/2037	143,000	146,751
Kenvue, Inc. 5.20%, 3/22/2063	319,000	293,994
Procter & Gamble Co.:
3.55%, 3/25/2040 (b)	224,000	185,548
5.55%, 3/5/2037	190,000	199,057
5.80%, 8/15/2034	70,000	74,398
		1,644,027
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	188,000	144,627
5.00%, 6/15/2052	148,000	133,733
Kimberly-Clark Corp.:
2.88%, 2/7/2050 (b)	12,000	7,765
3.20%, 7/30/2046	408,000	286,771
3.90%, 5/4/2047	285,000	222,884
5.30%, 3/1/2041	288,000	281,730
6.63%, 8/1/2037	81,000	91,340
		1,168,850
INSURANCE — 3.9%
Aflac, Inc.:
4.00%, 10/15/2046	166,000	129,946
4.75%, 1/15/2049	214,000	187,738
Alleghany Corp.:
3.25%, 8/15/2051	208,000	139,974
4.90%, 9/15/2044	112,000	102,981
Allstate Corp.:
3.85%, 8/10/2049	86,000	64,546
4.20%, 12/15/2046	359,000	289,099
4.50%, 6/15/2043	304,000	260,051
5.55%, 5/9/2035	103,000	104,328
5.95%, 4/1/2036	148,000	155,452
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (c)	$155,000	$159,235
American Financial Group, Inc. 4.50%, 6/15/2047	230,000	190,017
American International Group, Inc.:
4.38%, 6/30/2050	391,000	323,126
4.50%, 7/16/2044	290,000	249,011
4.75%, 4/1/2048	438,000	388,370
Aon Corp. 6.25%, 9/30/2040 (b)	114,000	118,167
Aon Corp./Aon Global Holdings PLC:
2.90%, 8/23/2051	40,000	24,334
3.90%, 2/28/2052	359,000	263,668
Aon Global Ltd.:
4.45%, 5/24/2043 (b)	51,000	41,854
4.60%, 6/14/2044	224,000	189,717
4.75%, 5/15/2045	162,000	139,372
Aon North America, Inc. 5.75%, 3/1/2054	1,004,000	980,356
Arch Capital Finance LLC 5.03%, 12/15/2046	159,000	143,032
Arch Capital Group Ltd. 3.64%, 6/30/2050	338,000	241,193
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	287,000	262,616
Arthur J Gallagher & Co.:
3.05%, 3/9/2052	167,000	104,106
3.50%, 5/20/2051	395,000	272,131
5.15%, 2/15/2035	415,000	404,530
5.55%, 2/15/2055	520,000	499,283
5.75%, 3/2/2053	241,000	236,281
5.75%, 7/15/2054	206,000	202,926
6.75%, 2/15/2054	300,000	332,073
Assured Guaranty U.S. Holdings, Inc. 3.60%, 9/15/2051	146,000	99,919
Athene Holding Ltd.:
3.45%, 5/15/2052	183,000	118,061
3.95%, 5/25/2051	187,000	134,653
6.25%, 4/1/2054	451,000	452,944
Berkshire Hathaway Finance Corp.:
3.85%, 3/15/2052	1,213,000	917,683
4.20%, 8/15/2048	1,038,000	856,028
4.25%, 1/15/2049	757,000	631,520
4.30%, 5/15/2043 (b)	241,000	208,344
4.40%, 5/15/2042	218,000	197,772
5.75%, 1/15/2040	235,422	248,182
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (b)	325,000	300,137
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	172,000	111,551
4.70%, 6/22/2047 (b)	447,000	346,787

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Brown & Brown, Inc. 4.95%, 3/17/2052	$242,000	$206,668
Chubb Corp.:
6.00%, 5/11/2037	140,000	148,656
Series 1, 6.50%, 5/15/2038	281,000	309,578
Chubb INA Holdings LLC:
3.05%, 12/15/2061	110,000	66,618
4.15%, 3/13/2043	350,000	292,656
4.35%, 11/3/2045	519,000	442,359
6.70%, 5/15/2036	191,000	211,859
Cincinnati Financial Corp. 6.13%, 11/1/2034	40,000	41,617
Corebridge Financial, Inc.:
4.35%, 4/5/2042	186,000	154,724
4.40%, 4/5/2052 (b)	528,000	424,692
Equitable Holdings, Inc. 5.00%, 4/20/2048	526,000	468,324
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	91,000	56,304
3.50%, 10/15/2050	497,000	337,880
4.87%, 6/1/2044	290,000	251,279
Fairfax Financial Holdings Ltd.:
6.10%, 3/15/2055 (e)	180,000	177,739
6.35%, 3/22/2054	438,000	450,746
Fidelity National Financial, Inc. 3.20%, 9/17/2051	195,000	120,153
Globe Life, Inc. 5.85%, 9/15/2034	75,000	75,278
Hartford Financial Services Group, Inc.:
3.60%, 8/19/2049	241,000	175,658
4.30%, 4/15/2043	259,000	218,132
4.40%, 3/15/2048	164,000	136,930
5.95%, 10/15/2036	130,000	133,436
6.10%, 10/1/2041	173,000	176,685
Jackson Financial, Inc. 4.00%, 11/23/2051	208,000	143,237
Lincoln National Corp.:
4.35%, 3/1/2048	179,000	138,763
4.38%, 6/15/2050	164,000	127,246
6.30%, 10/9/2037	165,000	171,707
7.00%, 6/15/2040	167,000	182,534
Loews Corp.:
4.13%, 5/15/2043	223,000	184,767
6.00%, 2/1/2035	112,000	118,629
Manulife Financial Corp. 5.38%, 3/4/2046	289,000	281,801
Markel Group, Inc.:
3.45%, 5/7/2052	236,000	156,440
4.15%, 9/17/2050 (b)	165,000	125,058
4.30%, 11/1/2047	142,000	110,866
5.00%, 4/5/2046	203,000	177,921
5.00%, 5/20/2049	231,000	200,746
6.00%, 5/16/2054	340,000	337,719
Security Description	Principal Amount	Value
Marsh & McLennan Cos., Inc.:
2.90%, 12/15/2051	$130,000	$80,725
4.20%, 3/1/2048	250,000	202,852
4.35%, 1/30/2047	179,000	149,741
4.75%, 3/15/2039	166,000	153,870
4.90%, 3/15/2049	534,000	478,549
5.00%, 3/15/2035	1,060,000	1,033,903
5.35%, 11/15/2044	310,000	301,066
5.40%, 3/15/2055	625,000	600,200
5.45%, 3/15/2053	225,000	216,976
5.45%, 3/15/2054	213,000	205,526
5.70%, 9/15/2053 (b)	413,000	413,256
6.25%, 11/1/2052	210,000	224,446
MetLife, Inc.:
4.05%, 3/1/2045	483,000	387,414
4.13%, 8/13/2042	315,434	262,406
4.60%, 5/13/2046	325,000	282,659
4.72%, 12/15/2044	218,000	192,832
4.88%, 11/13/2043	412,000	373,890
5.00%, 7/15/2052	600,000	542,718
5.25%, 1/15/2054 (b)	550,000	515,581
5.30%, 12/15/2034	255,000	254,342
5.70%, 6/15/2035	289,000	297,375
5.88%, 2/6/2041	294,000	300,095
6.40%, 12/15/2066	162,000	165,023
10.75%, 8/1/2069	93,000	123,876
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	133,000	136,114
Old Republic International Corp. 3.85%, 6/11/2051	223,000	156,787
Principal Financial Group, Inc.:
4.30%, 11/15/2046	143,000	117,725
4.35%, 5/15/2043	150,000	126,382
4.63%, 9/15/2042	138,000	121,367
5.50%, 3/15/2053	122,000	116,536
6.05%, 10/15/2036	175,000	182,899
Progressive Corp.:
3.70%, 1/26/2045	157,000	120,405
3.70%, 3/15/2052	205,000	151,745
3.95%, 3/26/2050	211,000	163,407
4.13%, 4/15/2047	359,000	289,236
4.20%, 3/15/2048	274,000	223,836
4.35%, 4/25/2044	144,000	122,275
Prudential Financial, Inc.:
Series MTN, 3.00%, 3/10/2040	151,000	111,441
Series MTN, 3.70%, 3/13/2051	615,700	445,108
3.91%, 12/7/2047	495,000	378,437
3.94%, 12/7/2049	478,000	361,607
Series MTN, 4.35%, 2/25/2050	386,000	313,969
Series MTN, 4.42%, 3/27/2048	182,000	150,015

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.60%, 5/15/2044	$290,000	$252,836
Series MTN, 5.70%, 12/14/2036	258,000	264,597
Series MTN, 5.75%, 7/15/2033	97,000	101,151
Series D, 6.63%, 12/1/2037	27,000	29,608
Series MTN, 6.63%, 6/21/2040	135,000	147,957
Selective Insurance Group, Inc. 5.38%, 3/1/2049	197,000	179,703
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	146,000	180,284
Travelers Cos., Inc.:
3.05%, 6/8/2051	130,000	84,863
3.75%, 5/15/2046	302,000	230,529
4.00%, 5/30/2047	325,000	257,231
4.05%, 3/7/2048	367,000	293,248
4.10%, 3/4/2049	169,000	134,980
4.30%, 8/25/2045	321,000	267,977
4.60%, 8/1/2043	378,000	333,298
5.35%, 11/1/2040	165,000	161,773
5.45%, 5/25/2053	438,000	427,081
Series MTN, 6.25%, 6/15/2037	204,000	219,488
6.75%, 6/20/2036	61,000	67,877
Unum Group:
4.13%, 6/15/2051	234,000	172,521
4.50%, 12/15/2049	258,000	205,301
5.75%, 8/15/2042	172,000	168,046
6.00%, 6/15/2054	160,000	158,622
W.R. Berkley Corp.:
3.55%, 3/30/2052	94,000	64,741
4.00%, 5/12/2050	191,000	144,744
4.75%, 8/1/2044	145,000	126,831
Willis North America, Inc.:
3.88%, 9/15/2049	231,000	169,388
5.05%, 9/15/2048	123,000	108,282
5.90%, 3/5/2054	453,000	444,846
XL Group Ltd. 5.25%, 12/15/2043	150,000	138,832
		36,443,746
INTERNET — 2.0%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041 (b)	474,000	322,055
3.15%, 2/9/2051 (b)	698,000	451,564
3.25%, 2/9/2061 (b)	422,000	261,927
4.00%, 12/6/2037	499,000	426,326
4.20%, 12/6/2047 (b)	768,000	612,795
4.40%, 12/6/2057 (b)	376,000	299,052
4.50%, 11/28/2034 (b)	116,000	107,425
5.25%, 5/26/2035 (b) (e)	460,000	450,906
5.63%, 11/26/2054 (e)	205,000	199,403
Alphabet, Inc.:
1.90%, 8/15/2040	379,000	247,453
Security Description	Principal Amount	Value
2.25%, 8/15/2060 (b)	$122,000	$65,992
Amazon.com, Inc.:
2.50%, 6/3/2050 (b)	1,342,000	799,872
2.70%, 6/3/2060	410,000	234,897
2.88%, 5/12/2041	112,000	82,293
3.10%, 5/12/2051	1,658,000	1,114,856
3.25%, 5/12/2061	1,000,000	651,560
3.88%, 8/22/2037	872,000	770,892
3.95%, 4/13/2052 (b)	1,276,000	1,004,990
4.05%, 8/22/2047	1,731,000	1,424,128
4.10%, 4/13/2062	733,000	574,555
4.25%, 8/22/2057	1,198,000	979,137
4.95%, 12/5/2044	50,000	47,689
eBay, Inc.:
3.65%, 5/10/2051	419,000	298,429
4.00%, 7/15/2042	319,000	253,761
JD.com, Inc. 4.13%, 1/14/2050	119,000	93,147
Meta Platforms, Inc.:
4.45%, 8/15/2052	1,146,000	964,886
4.65%, 8/15/2062	669,000	567,272
5.40%, 8/15/2054	1,490,000	1,444,436
5.55%, 8/15/2064	1,240,000	1,212,162
5.60%, 5/15/2053	1,107,000	1,106,546
5.75%, 5/15/2063	763,000	769,188
Netflix, Inc. 5.40%, 8/15/2054	155,000	151,193
Uber Technologies, Inc. 5.35%, 9/15/2054	566,000	523,075
		18,513,862
IRON/STEEL — 0.4%
ArcelorMittal SA:
6.35%, 6/17/2054 (b)	218,000	215,463
6.75%, 3/1/2041	202,000	207,872
7.00%, 10/15/2039	310,000	329,660
Nucor Corp.:
2.98%, 12/15/2055	211,000	125,302
3.85%, 4/1/2052	238,000	176,634
4.40%, 5/1/2048 (b)	186,000	154,680
5.20%, 8/1/2043	171,000	162,471
6.40%, 12/1/2037	238,000	255,524
Steel Dynamics, Inc.:
3.25%, 10/15/2050 (b)	199,000	130,695
5.38%, 8/15/2034 (b)	165,000	163,774
Vale Overseas Ltd.:
6.40%, 6/28/2054 (b)	210,000	205,706
6.88%, 11/21/2036	369,000	392,638
6.88%, 11/10/2039	612,000	647,190
Vale SA 5.63%, 9/11/2042	205,000	195,752
		3,363,361
IT SERVICES — 0.3%
Apple, Inc. 4.85%, 5/10/2053 (b)	160,000	151,200

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	$70,000	$51,427
3.45%, 12/15/2051 (b)	291,000	197,240
4.85%, 2/1/2035	860,000	816,845
Hewlett Packard Enterprise Co.:
5.00%, 10/15/2034	155,000	149,085
5.60%, 10/15/2054	772,000	727,664
IBM International Capital Pte. Ltd.:
5.25%, 2/5/2044	493,000	465,791
5.30%, 2/5/2054 (b)	588,000	542,260
		3,101,512
LEISURE TIME — 0.0% (a)
Brunswick Corp. 5.10%, 4/1/2052	284,000	220,750
Harley-Davidson, Inc. 4.63%, 7/28/2045 (b)	204,000	164,665
		385,415
LODGING — 0.0% (a)
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033	98,000	80,556
5.35%, 3/15/2035	200,000	197,266
		277,822
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	280,000	246,616
Caterpillar, Inc.:
3.25%, 9/19/2049	420,000	292,484
3.25%, 4/9/2050	527,000	364,283
3.80%, 8/15/2042	721,000	584,270
4.30%, 5/15/2044	193,000	166,536
4.75%, 5/15/2064	214,000	183,997
5.20%, 5/27/2041	338,000	330,841
5.30%, 9/15/2035	148,000	151,160
6.05%, 8/15/2036	155,000	166,775
		2,486,962
MACHINERY-DIVERSIFIED — 0.2%
Deere & Co.:
2.88%, 9/7/2049 (b)	141,000	92,269
3.75%, 4/15/2050	383,000	294,749
3.90%, 6/9/2042	486,000	405,105
Dover Corp.:
5.38%, 10/15/2035	100,000	100,331
5.38%, 3/1/2041	188,000	181,990
Ingersoll Rand, Inc. 5.70%, 6/15/2054	213,000	209,017
Otis Worldwide Corp.:
3.11%, 2/15/2040	279,000	208,494
3.36%, 2/15/2050	269,000	184,623
Rockwell Automation, Inc.:
2.80%, 8/15/2061 (b)	221,000	124,111
4.20%, 3/1/2049	351,000	289,192
Security Description	Principal Amount	Value
Xylem, Inc. 4.38%, 11/1/2046	$197,000	$160,902
		2,250,783
MEDIA — 4.3%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.50%, 6/1/2041	644,300	441,771
3.50%, 3/1/2042	587,000	399,207
3.70%, 4/1/2051	165,000	103,556
3.85%, 4/1/2061	752,000	453,960
3.90%, 6/1/2052	948,000	609,981
3.95%, 6/30/2062	592,000	360,451
4.40%, 12/1/2061	753,000	500,173
4.80%, 3/1/2050	1,354,000	1,017,247
5.13%, 7/1/2049	592,000	465,673
5.25%, 4/1/2053	40,000	32,208
5.38%, 4/1/2038	1,141,000	1,018,970
5.38%, 5/1/2047	1,293,000	1,056,510
5.50%, 4/1/2063	388,000	308,188
5.75%, 4/1/2048	1,185,000	1,014,431
6.38%, 10/23/2035	607,000	605,901
6.48%, 10/23/2045	1,497,000	1,414,366
6.83%, 10/23/2055	164,000	159,910
Comcast Corp.:
2.45%, 8/15/2052 (b)	653,000	353,848
2.65%, 8/15/2062	62,000	32,416
2.80%, 1/15/2051	812,000	482,848
2.89%, 11/1/2051	2,362,000	1,423,884
2.94%, 11/1/2056	2,688,000	1,567,131
2.99%, 11/1/2063	1,966,000	1,108,529
3.25%, 11/1/2039	350,000	265,538
3.40%, 7/15/2046	551,000	387,397
3.45%, 2/1/2050	883,000	604,749
3.75%, 4/1/2040	356,000	286,320
3.90%, 3/1/2038	290,000	243,690
3.97%, 11/1/2047	962,000	731,207
4.00%, 8/15/2047	428,000	326,727
4.00%, 3/1/2048	572,000	434,811
4.00%, 11/1/2049	1,038,000	784,956
4.05%, 11/1/2052	607,000	455,839
4.60%, 10/15/2038	110,000	99,416
4.60%, 8/15/2045	323,000	277,037
4.65%, 7/15/2042	405,000	353,387
4.70%, 10/15/2048 (b)	843,000	723,564
4.75%, 3/1/2044	220,000	193,070
4.95%, 10/15/2058	574,000	497,061
5.35%, 5/15/2053	816,000	754,669
5.50%, 5/15/2064	654,000	610,718
5.65%, 6/15/2035	162,000	165,400
5.65%, 6/1/2054	607,000	587,072
6.40%, 5/15/2038	53,000	55,671
6.45%, 3/15/2037	259,000	277,715
6.50%, 11/15/2035	107,000	116,260

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.55%, 7/1/2039	$118,000	$127,586
6.95%, 8/15/2037	163,000	181,517
Discovery Communications LLC:
4.00%, 9/15/2055	215,000	135,811
4.65%, 5/15/2050	140,000	98,508
5.00%, 9/20/2037	300,000	249,462
5.20%, 9/20/2047	310,000	239,066
6.35%, 6/1/2040	267,000	246,756
Fox Corp.:
5.48%, 1/25/2039	537,000	510,526
5.58%, 1/25/2049	613,000	568,275
Grupo Televisa SAB:
5.00%, 5/13/2045	443,000	320,772
5.25%, 5/24/2049	90,000	66,764
6.13%, 1/31/2046 (b)	372,000	313,406
6.63%, 1/15/2040	245,000	221,171
8.50%, 3/11/2032	17,000	18,629
NBCUniversal Media LLC:
4.45%, 1/15/2043	430,000	366,158
5.95%, 4/1/2041	165,000	166,940
6.40%, 4/30/2040	164,000	174,143
Paramount Global:
4.38%, 3/15/2043	747,000	544,272
4.60%, 1/15/2045	336,000	247,471
4.85%, 7/1/2042	206,000	162,794
4.90%, 8/15/2044	267,000	202,690
4.95%, 5/19/2050	429,000	323,736
5.25%, 4/1/2044	180,000	140,665
5.50%, 5/15/2033	113,000	106,133
5.85%, 9/1/2043	514,000	443,315
5.90%, 10/15/2040	147,000	129,323
6.88%, 4/30/2036	158,000	160,530
Thomson Reuters Corp.:
5.50%, 8/15/2035	143,000	143,174
5.65%, 11/23/2043	167,000	161,379
5.85%, 4/15/2040	201,000	203,822
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	112,000	125,712
Time Warner Cable LLC:
4.50%, 9/15/2042	632,000	471,333
5.50%, 9/1/2041	527,500	448,322
5.88%, 11/15/2040	505,000	451,288
6.55%, 5/1/2037	500,000	481,870
6.75%, 6/15/2039	724,000	709,918
7.30%, 7/1/2038	491,000	500,118
TWDC Enterprises 18 Corp.:
Series MTN, 3.00%, 7/30/2046	358,000	239,996
Series MTN, 3.70%, 12/1/2042	109,000	85,516
Series E, 4.13%, 12/1/2041	305,000	255,346
Series GMTN, 4.13%, 6/1/2044	533,000	438,281
4.38%, 8/16/2041	236,000	204,072
Security Description	Principal Amount	Value
Walt Disney Co.:
2.75%, 9/1/2049	$371,000	$231,330
3.50%, 5/13/2040	646,000	517,459
3.60%, 1/13/2051	810,000	594,508
3.80%, 5/13/2060	769,000	557,979
4.63%, 3/23/2040 (b)	207,000	191,017
4.70%, 3/23/2050 (b)	708,000	629,100
4.75%, 9/15/2044	341,000	305,792
4.75%, 11/15/2046	237,000	210,560
4.95%, 10/15/2045	239,000	218,587
5.40%, 10/1/2043	430,000	421,056
6.15%, 3/1/2037	129,000	136,990
6.15%, 2/15/2041	368,000	389,377
6.20%, 12/15/2034	108,000	117,609
6.65%, 11/15/2037	354,000	394,423
7.75%, 12/1/2045	138,000	175,655
		40,641,441
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	198,000	159,311
4.38%, 6/15/2045	177,000	150,365
Valmont Industries, Inc.:
5.00%, 10/1/2044	192,000	173,149
5.25%, 10/1/2054	180,000	165,168
		647,993
MINING — 1.0%
Barrick Gold Corp. 6.45%, 10/15/2035	115,000	123,324
Barrick North America Finance LLC:
5.70%, 5/30/2041	468,000	459,379
5.75%, 5/1/2043	319,000	315,076
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	424,000	427,536
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	433,000	364,205
5.00%, 9/30/2043	1,048,000	980,362
5.50%, 9/8/2053 (b)	323,000	315,713
Freeport-McMoRan, Inc.:
5.40%, 11/14/2034	128,000	126,541
5.45%, 3/15/2043	714,000	666,805
Newmont Corp.:
4.88%, 3/15/2042 (b)	336,000	306,429
5.45%, 6/9/2044	304,000	292,554
5.88%, 4/1/2035	99,000	101,738
6.25%, 10/1/2039	289,000	303,982
Newmont Corp./Newcrest Finance Pty. Ltd.:
4.20%, 5/13/2050	31,000	25,012
5.75%, 11/15/2041	355,000	352,873
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051	546,000	333,267
5.20%, 11/2/2040 (b)	495,000	477,492

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	$325,000	$271,141
4.75%, 3/22/2042	223,000	202,413
5.13%, 3/9/2053	569,000	525,409
Southern Copper Corp.:
5.25%, 11/8/2042	583,000	527,038
5.88%, 4/23/2045	748,000	729,592
6.75%, 4/16/2040	620,000	664,008
7.50%, 7/27/2035	121,000	137,353
		9,029,242
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
Series MTN, 3.13%, 9/19/2046	278,000	190,566
3.25%, 8/26/2049	417,000	282,738
Series MTN, 3.63%, 10/15/2047	221,000	160,758
3.70%, 4/15/2050	296,000	217,524
Series MTN, 3.88%, 6/15/2044	134,000	105,237
Series MTN, 4.00%, 9/14/2048 (b)	533,000	418,639
Series MTN, 5.70%, 3/15/2037 (b)	195,000	200,060
Eaton Corp.:
3.92%, 9/15/2047	192,000	149,526
4.15%, 11/2/2042	418,000	352,575
4.70%, 8/23/2052	319,000	280,793
General Electric Co.:
4.35%, 5/1/2050	245,000	204,083
4.50%, 3/11/2044	310,000	268,345
Series GMTN, 6.88%, 1/10/2039	184,000	209,173
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	461,000	376,158
4.88%, 9/15/2041	274,000	256,278
Parker-Hannifin Corp.:
4.00%, 6/14/2049	493,000	385,156
4.10%, 3/1/2047 (e)	47,000	37,700
Series MTN, 4.45%, 11/21/2044	197,000	168,721
Series MTN, 6.25%, 5/15/2038	199,000	212,391
Trane Technologies Financing Ltd.:
4.50%, 3/21/2049	140,000	120,526
4.65%, 11/1/2044 (b)	191,000	167,870
		4,764,817
OIL & GAS — 4.7%
Apache Corp.:
4.75%, 4/15/2043	166,000	132,113
5.10%, 9/1/2040 (b)	1,593,000	1,383,855
BP Capital Markets America, Inc.:
2.77%, 11/10/2050	540,000	324,178
Security Description	Principal Amount	Value
2.94%, 6/4/2051	$1,076,000	$666,421
3.00%, 2/24/2050	972,000	618,610
3.00%, 3/17/2052 (b)	476,000	297,376
3.06%, 6/17/2041	315,000	227,263
3.38%, 2/8/2061	829,000	526,282
5.23%, 11/17/2034	470,000	462,738
Burlington Resources LLC 5.95%, 10/15/2036	5,000	5,197
Canadian Natural Resources Ltd.:
Series GMTN, 4.95%, 6/1/2047	342,000	293,549
5.85%, 2/1/2035	116,000	116,303
6.25%, 3/15/2038	442,000	451,419
6.50%, 2/15/2037	130,000	134,957
6.75%, 2/1/2039	251,000	265,704
Cenovus Energy, Inc.:
3.75%, 2/15/2052 (b)	305,000	210,694
5.25%, 6/15/2037	134,000	125,381
5.40%, 6/15/2047	1,440,000	1,280,750
6.75%, 11/15/2039	220,000	236,133
Chevron Corp. 3.08%, 5/11/2050	252,000	166,827
Chevron USA, Inc.:
5.25%, 11/15/2043 (b)	176,000	171,005
6.00%, 3/1/2041	148,000	156,800
ConocoPhillips 5.90%, 5/15/2038	147,000	152,102
ConocoPhillips Co.:
3.76%, 3/15/2042	268,000	210,873
3.80%, 3/15/2052	380,000	277,955
4.03%, 3/15/2062	921,000	667,080
4.30%, 11/15/2044	315,000	263,126
5.00%, 1/15/2035	630,000	612,209
5.30%, 5/15/2053	601,000	556,105
5.50%, 1/15/2055	495,000	470,111
5.55%, 3/15/2054	550,000	528,396
5.65%, 1/15/2065	400,000	378,572
5.70%, 9/15/2063	299,000	286,484
5.95%, 3/15/2046	72,000	73,686
6.50%, 2/1/2039	528,000	576,370
Continental Resources, Inc. 4.90%, 6/1/2044	311,000	251,531
Coterra Energy, Inc.:
5.40%, 2/15/2035 (b)	75,000	72,746
5.90%, 2/15/2055	70,000	66,085
Devon Energy Corp.:
4.75%, 5/15/2042	287,000	238,353
5.00%, 6/15/2045	171,000	142,968
5.60%, 7/15/2041	569,000	526,291
5.75%, 9/15/2054	500,000	453,775
7.95%, 4/15/2032	112,000	126,214
Diamondback Energy, Inc.:
4.25%, 3/15/2052	275,000	207,622
4.40%, 3/24/2051	270,000	209,617
5.75%, 4/18/2054	808,000	758,413

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.90%, 4/18/2064	$426,000	$400,142
6.25%, 3/15/2053	278,000	277,750
EOG Resources, Inc.:
3.90%, 4/1/2035	127,000	113,033
4.95%, 4/15/2050	390,000	346,651
5.65%, 12/1/2054	555,000	544,100
Expand Energy Corp. 5.70%, 1/15/2035	210,000	206,403
Exxon Mobil Corp.:
3.00%, 8/16/2039	164,000	123,946
3.10%, 8/16/2049	869,000	578,102
3.45%, 4/15/2051	1,427,000	1,003,495
3.57%, 3/6/2045 (b)	150,000	112,815
4.11%, 3/1/2046	1,272,000	1,030,524
4.33%, 3/19/2050	1,400,000	1,152,928
Helmerich & Payne, Inc. 5.50%, 12/1/2034 (b) (e)	1,360,000	1,292,503
Hess Corp.:
5.60%, 2/15/2041	457,000	450,698
5.80%, 4/1/2047	319,000	319,635
6.00%, 1/15/2040	225,000	234,499
Marathon Petroleum Corp.:
4.50%, 4/1/2048	152,000	118,744
4.75%, 9/15/2044	304,000	252,247
5.00%, 9/15/2054	156,000	128,737
6.50%, 3/1/2041	540,000	559,921
Occidental Petroleum Corp.:
4.20%, 3/15/2048	167,000	120,158
4.40%, 4/15/2046	183,000	135,839
6.05%, 10/1/2054	409,000	385,131
6.20%, 3/15/2040	365,000	359,733
6.45%, 9/15/2036	508,000	520,217
6.60%, 3/15/2046	584,000	590,798
7.95%, 6/15/2039	235,000	268,191
Ovintiv, Inc.:
6.50%, 2/1/2038	175,000	178,075
6.63%, 8/15/2037	150,000	153,776
7.10%, 7/15/2053	228,000	243,128
Phillips 66 Co.:
4.65%, 11/15/2034	110,000	102,594
4.68%, 2/15/2045	173,000	144,924
4.88%, 11/15/2044	259,000	224,193
4.90%, 10/1/2046	242,000	207,713
4.95%, 3/15/2035 (b)	710,000	671,319
5.50%, 3/15/2055	580,000	534,615
5.65%, 6/15/2054	275,000	259,853
5.88%, 5/1/2042	433,000	430,320
Shell Finance U.S., Inc.:
3.25%, 4/6/2050	856,000	576,576
3.75%, 9/12/2046	502,000	376,977
4.00%, 5/10/2046	854,000	669,758
4.13%, 5/11/2035	443,000	406,120
4.38%, 5/11/2045	1,251,000	1,046,286
4.55%, 8/12/2043	394,000	343,596
Security Description	Principal Amount	Value
Shell International Finance BV:
2.88%, 11/26/2041	$63,000	$44,472
3.00%, 11/26/2051	503,000	318,495
3.13%, 11/7/2049	719,000	473,663
3.25%, 4/6/2050	30,000	20,191
3.63%, 8/21/2042	199,000	154,703
4.00%, 5/10/2046	110,000	87,255
4.38%, 5/11/2045	160,000	133,682
5.50%, 3/25/2040	410,000	410,016
6.38%, 12/15/2038	1,243,000	1,352,633
Suncor Energy, Inc.:
3.75%, 3/4/2051	20,000	14,044
4.00%, 11/15/2047	495,000	366,909
5.95%, 12/1/2034	71,000	73,528
6.50%, 6/15/2038	40,000	42,439
6.80%, 5/15/2038	247,000	263,077
6.85%, 6/1/2039	435,000	470,109
TotalEnergies Capital International SA:
2.99%, 6/29/2041	202,000	145,145
3.13%, 5/29/2050	356,000	233,767
3.39%, 6/29/2060	130,000	84,084
3.46%, 7/12/2049	421,000	295,104
TotalEnergies Capital SA:
5.28%, 9/10/2054 (b)	720,000	667,447
5.43%, 9/10/2064	630,000	584,010
5.49%, 4/5/2054	893,000	855,708
5.64%, 4/5/2064	696,000	664,562
Valero Energy Corp.:
3.65%, 12/1/2051	532,000	358,600
4.00%, 6/1/2052	396,000	282,170
4.90%, 3/15/2045	30,000	26,273
6.63%, 6/15/2037	413,000	433,728
Woodside Finance Ltd. 5.70%, 9/12/2054	330,000	307,735
		43,720,551
OIL & GAS SERVICES — 0.3%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	464,000	440,577
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047	575,000	452,375
Halliburton Co.:
4.50%, 11/15/2041	319,000	273,750
4.75%, 8/1/2043	30,000	26,137
4.85%, 11/15/2035	252,000	239,579
5.00%, 11/15/2045	765,000	685,241
6.70%, 9/15/2038	230,000	250,693
7.45%, 9/15/2039	409,000	477,651
NOV, Inc. 3.95%, 12/1/2042	471,000	350,165
		3,196,168

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America 4.05%, 12/15/2049	$160,000	$122,347
Smurfit Kappa Treasury ULC 5.78%, 4/3/2054 (e)	519,000	516,748
Smurfit Westrock Financing DAC 5.42%, 1/15/2035 (e)	260,000	258,718
Sonoco Products Co. 5.75%, 11/1/2040	246,000	241,255
		1,139,068
PHARMACEUTICALS — 7.2%
AbbVie, Inc.:
4.05%, 11/21/2039	1,130,000	966,218
4.25%, 11/21/2049	2,745,000	2,235,583
4.30%, 5/14/2036	280,000	255,643
4.40%, 11/6/2042	1,156,000	1,000,171
4.45%, 5/14/2046	1,006,000	856,136
4.50%, 5/14/2035	524,000	490,249
4.55%, 3/15/2035	501,000	470,985
4.63%, 10/1/2042	161,000	142,395
4.70%, 5/14/2045	361,000	319,218
4.75%, 3/15/2045	160,000	142,621
4.85%, 6/15/2044	485,000	439,274
4.88%, 11/14/2048	831,000	746,363
5.35%, 3/15/2044	1,441,000	1,400,004
5.40%, 3/15/2054	1,486,000	1,431,716
5.50%, 3/15/2064	738,000	706,067
AstraZeneca PLC:
2.13%, 8/6/2050	30,000	16,327
3.00%, 5/28/2051	80,000	52,415
4.00%, 9/18/2042	515,000	426,502
4.38%, 11/16/2045	541,000	463,626
4.38%, 8/17/2048	438,000	370,649
6.45%, 9/15/2037	886,000	971,977
Becton Dickinson & Co.:
3.79%, 5/20/2050	186,000	137,633
4.67%, 6/6/2047	354,000	302,465
4.69%, 12/15/2044 (b)	566,000	489,777
Bristol-Myers Squibb Co.:
2.35%, 11/13/2040 (b)	279,000	184,888
2.55%, 11/13/2050	368,000	212,697
3.25%, 8/1/2042	225,000	164,770
3.55%, 3/15/2042	481,000	372,068
3.70%, 3/15/2052	819,000	595,257
3.90%, 3/15/2062	400,000	286,568
4.13%, 6/15/2039	772,000	665,858
4.25%, 10/26/2049	1,610,000	1,304,036
4.35%, 11/15/2047	521,000	429,387
4.50%, 3/1/2044	195,000	168,127
4.55%, 2/20/2048	505,000	429,447
4.63%, 5/15/2044	321,000	283,138
5.00%, 8/15/2045 (b)	300,000	277,554
5.50%, 2/22/2044	242,000	239,597
5.55%, 2/22/2054	1,229,000	1,196,948
5.65%, 2/22/2064	757,000	729,339
Security Description	Principal Amount	Value
6.25%, 11/15/2053	$603,000	$639,120
6.40%, 11/15/2063	523,000	560,065
Cardinal Health, Inc.:
4.37%, 6/15/2047	238,000	190,152
4.50%, 11/15/2044	116,000	95,343
4.60%, 3/15/2043	169,000	142,971
4.90%, 9/15/2045	248,000	214,602
5.75%, 11/15/2054	405,000	387,941
Cencora, Inc.:
4.25%, 3/1/2045	237,000	192,527
4.30%, 12/15/2047	183,000	147,868
5.15%, 2/15/2035 (b)	165,000	160,953
Cigna Group:
3.20%, 3/15/2040	217,000	159,070
6.13%, 11/15/2041	141,000	143,162
CVS Health Corp.:
2.70%, 8/21/2040	41,000	27,071
4.13%, 4/1/2040	444,000	347,554
4.25%, 4/1/2050	60,000	43,838
4.78%, 3/25/2038	2,480,000	2,143,613
4.88%, 7/20/2035	143,000	129,923
5.05%, 3/25/2048	3,731,000	3,079,642
5.13%, 7/20/2045	1,587,000	1,334,746
5.30%, 12/5/2043	275,000	239,717
5.63%, 2/21/2053	350,000	309,634
5.88%, 6/1/2053 (b)	576,000	528,382
6.00%, 6/1/2044	385,000	363,709
6.00%, 6/1/2063	256,000	233,708
6.05%, 6/1/2054	370,000	348,003
6.13%, 9/15/2039	211,000	206,394
Eli Lilly & Co.:
2.25%, 5/15/2050	52,000	29,244
2.50%, 9/15/2060	90,000	47,991
3.70%, 3/1/2045	208,000	163,904
3.95%, 5/15/2047	149,000	119,060
3.95%, 3/15/2049	124,000	97,168
4.15%, 3/15/2059	326,000	255,421
4.88%, 2/27/2053	706,000	637,116
4.95%, 2/27/2063	426,000	382,855
5.00%, 2/9/2054	774,000	712,034
5.05%, 8/14/2054	565,000	523,371
5.10%, 2/9/2064	822,000	751,826
5.20%, 8/14/2064	359,000	333,726
5.55%, 3/15/2037	38,000	39,064
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	166,000	140,328
5.38%, 4/15/2034 (b)	112,000	114,221
6.38%, 5/15/2038	1,074,000	1,164,184
Johnson & Johnson:
2.10%, 9/1/2040	418,000	278,447
2.25%, 9/1/2050	586,000	335,491
2.45%, 9/1/2060 (b)	547,000	297,557
3.40%, 1/15/2038	417,000	347,953
3.50%, 1/15/2048	371,000	278,825
3.55%, 3/1/2036	343,000	299,545

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 3/3/2037	$412,000	$356,673
3.70%, 3/1/2046	828,000	652,621
3.75%, 3/3/2047	419,000	329,569
4.50%, 9/1/2040 (b)	234,000	218,350
4.50%, 12/5/2043 (b)	217,000	198,264
4.85%, 5/15/2041	230,000	221,768
4.95%, 6/1/2034	130,000	130,057
5.25%, 6/1/2054	377,000	368,917
5.85%, 7/15/2038	298,000	317,576
5.95%, 8/15/2037	411,000	442,072
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	204,000	177,286
5.90%, 11/1/2039 (b)	177,000	181,802
Merck & Co., Inc.:
2.35%, 6/24/2040	257,000	173,490
2.45%, 6/24/2050 (b)	150,000	86,448
2.75%, 12/10/2051	1,078,000	651,381
2.90%, 12/10/2061	701,000	401,876
3.60%, 9/15/2042	237,000	184,137
3.70%, 2/10/2045	835,000	645,463
3.90%, 3/7/2039	302,000	255,552
4.00%, 3/7/2049	707,000	555,624
4.15%, 5/18/2043	260,000	217,547
4.90%, 5/17/2044	271,000	250,016
5.00%, 5/17/2053	776,000	707,099
5.15%, 5/17/2063	482,000	440,153
6.55%, 9/15/2037	213,000	236,021
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	162,000	168,177
Mylan, Inc.:
5.20%, 4/15/2048	303,000	250,611
5.40%, 11/29/2043	190,000	170,063
Novartis Capital Corp.:
2.75%, 8/14/2050	20,000	12,663
3.70%, 9/21/2042	93,000	75,171
4.00%, 11/20/2045	582,000	476,745
4.40%, 5/6/2044	591,000	517,462
4.70%, 9/18/2054	480,000	423,922
Pfizer Investment Enterprises Pte. Ltd.:
5.11%, 5/19/2043	1,367,000	1,282,779
5.30%, 5/19/2053	2,780,000	2,608,502
5.34%, 5/19/2063	1,857,000	1,704,336
Pfizer, Inc.:
2.55%, 5/28/2040	399,000	276,300
3.90%, 3/15/2039	258,000	218,118
4.00%, 12/15/2036 (b)	227,000	202,157
4.00%, 3/15/2049	691,000	541,654
4.10%, 9/15/2038	207,000	180,678
4.13%, 12/15/2046	523,000	420,659
4.20%, 9/15/2048	435,000	353,281
4.30%, 6/15/2043	322,000	274,257
4.40%, 5/15/2044 (b)	120,000	103,680
5.60%, 9/15/2040	183,000	184,171
7.20%, 3/15/2039	972,000	1,135,850
Security Description	Principal Amount	Value
Takeda Pharmaceutical Co. Ltd.:
3.03%, 7/9/2040	$483,000	$350,252
3.18%, 7/9/2050	780,000	505,190
3.38%, 7/9/2060 (b)	385,000	243,339
5.65%, 7/5/2044	320,000	314,410
5.65%, 7/5/2054	252,000	243,188
5.80%, 7/5/2064	335,000	322,628
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	412,000	345,841
Viatris, Inc.:
3.85%, 6/22/2040	612,000	458,266
4.00%, 6/22/2050	798,000	544,164
Wyeth LLC:
5.95%, 4/1/2037	773,000	807,228
6.00%, 2/15/2036	175,000	184,462
Zoetis, Inc.:
3.00%, 5/15/2050	143,000	91,702
3.95%, 9/12/2047	194,000	149,869
4.45%, 8/20/2048	180,000	148,511
4.70%, 2/1/2043	385,000	342,365
		67,125,145
PIPELINES — 4.5%
Cheniere Corpus Christi Holdings LLC 2.74%, 12/31/2039	113,000	90,132
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	192,000	184,700
DCP Midstream Operating LP 5.60%, 4/1/2044	172,000	160,486
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	405,000	382,454
Eastern Gas Transmission & Storage, Inc.:
4.60%, 12/15/2044 (b)	186,000	156,659
4.80%, 11/1/2043	120,000	104,850
Enbridge Energy Partners LP:
5.50%, 9/15/2040	181,000	172,826
7.38%, 10/15/2045	404,000	456,375
Series B, 7.50%, 4/15/2038	228,000	258,778
Enbridge, Inc.:
2.50%, 8/1/2033	121,000	97,124
4.50%, 6/10/2044	145,000	119,265
5.50%, 12/1/2046	5,000	4,746
5.95%, 4/5/2054 (b)	523,000	518,084
6.70%, 11/15/2053	684,000	742,701
Energy Transfer LP:
4.95%, 1/15/2043	144,000	123,600
5.00%, 5/15/2044	219,000	187,803
5.00%, 5/15/2050	1,001,000	850,940
5.15%, 2/1/2043	174,000	153,127
5.15%, 3/15/2045	554,000	484,877
5.30%, 4/1/2044	272,000	243,141
5.30%, 4/15/2047	354,000	312,805
5.35%, 5/15/2045	303,000	272,573

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 10/1/2047	$587,000	$526,997
Series 20Y, 5.80%, 6/15/2038	30,000	29,526
5.95%, 10/1/2043	194,000	187,860
5.95%, 5/15/2054	555,000	535,342
6.00%, 6/15/2048	539,000	522,242
6.05%, 6/1/2041	272,000	270,648
6.05%, 9/1/2054	610,000	597,208
6.10%, 2/15/2042	144,000	141,604
6.13%, 12/15/2045	549,000	541,731
6.25%, 4/15/2049	841,835	844,495
6.50%, 2/1/2042	580,000	600,665
6.63%, 10/15/2036	116,000	123,105
7.50%, 7/1/2038	133,000	150,351
EnLink Midstream Partners LP:
5.05%, 4/1/2045	244,000	208,947
5.45%, 6/1/2047	317,000	285,351
5.60%, 4/1/2044	138,000	126,491
Enterprise Products Operating LLC:
3.20%, 2/15/2052	130,000	84,592
3.30%, 2/15/2053	180,000	118,454
3.70%, 1/31/2051	584,000	419,335
3.95%, 1/31/2060 (b)	420,000	302,568
4.20%, 1/31/2050	703,000	554,442
4.25%, 2/15/2048	643,000	515,043
4.45%, 2/15/2043	374,000	318,929
4.80%, 2/1/2049	623,000	537,985
4.85%, 8/15/2042	289,433	260,860
4.85%, 3/15/2044	585,000	523,704
4.90%, 5/15/2046	436,000	388,071
4.95%, 2/15/2035	280,000	271,043
4.95%, 10/15/2054	167,000	146,312
5.10%, 2/15/2045	515,000	474,016
5.55%, 2/16/2055	578,000	556,209
5.70%, 2/15/2042	234,000	232,931
5.95%, 2/1/2041	304,000	311,627
6.13%, 10/15/2039	248,000	257,610
6.45%, 9/1/2040	238,000	256,481
Series H, 6.65%, 10/15/2034	98,000	106,714
7.55%, 4/15/2038	161,000	188,467
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	238,000	200,263
5.00%, 8/15/2042	238,000	207,177
5.00%, 3/1/2043	279,000	243,257
5.40%, 9/1/2044	372,000	338,580
5.50%, 3/1/2044	264,000	244,604
5.63%, 9/1/2041	237,000	222,880
5.80%, 3/15/2035	106,000	106,689
6.38%, 3/1/2041	308,000	313,951
6.50%, 2/1/2037	132,000	138,035
6.50%, 9/1/2039	243,000	253,614
6.55%, 9/15/2040	124,000	128,665
Series MTN, 6.95%, 1/15/2038	461,000	500,217
Security Description	Principal Amount	Value
7.50%, 11/15/2040	$132,000	$148,208
Kinder Morgan, Inc.:
3.25%, 8/1/2050	26,000	16,471
3.60%, 2/15/2051	421,000	284,954
5.05%, 2/15/2046	387,000	336,117
5.20%, 3/1/2048	244,000	215,428
5.45%, 8/1/2052	292,000	265,773
5.55%, 6/1/2045	902,000	843,126
5.95%, 8/1/2054	442,000	431,436
MPLX LP:
4.70%, 4/15/2048	782,000	641,240
4.90%, 4/15/2058	228,000	184,233
4.95%, 3/14/2052	700,000	589,197
5.20%, 3/1/2047	564,000	500,674
5.20%, 12/1/2047	271,000	239,485
5.50%, 2/15/2049	728,000	668,886
5.65%, 3/1/2053	318,000	296,907
ONEOK Partners LP:
6.13%, 2/1/2041	255,000	253,439
6.20%, 9/15/2043	148,000	147,469
6.65%, 10/1/2036	99,000	105,210
6.85%, 10/15/2037	118,000	126,796
ONEOK, Inc.:
3.95%, 3/1/2050	387,000	279,426
4.20%, 10/3/2047	212,000	160,124
4.25%, 9/15/2046	150,000	115,235
4.45%, 9/1/2049	237,000	184,720
4.50%, 3/15/2050	219,000	172,498
4.85%, 2/1/2049	276,000	228,793
4.95%, 7/13/2047	231,000	195,375
5.05%, 11/1/2034	450,000	430,708
5.20%, 7/15/2048	403,000	356,103
5.70%, 11/1/2054	715,000	673,716
5.85%, 11/1/2064	490,000	458,978
6.00%, 6/15/2035	113,000	115,703
6.63%, 9/1/2053	830,000	874,222
7.15%, 1/15/2051	166,000	179,956
Plains All American Pipeline LP/PAA Finance Corp.:
4.30%, 1/31/2043	137,000	108,408
4.70%, 6/15/2044	425,000	351,020
4.90%, 2/15/2045	344,000	291,881
5.15%, 6/1/2042	213,000	188,912
6.65%, 1/15/2037	176,000	184,452
Sabine Pass Liquefaction LLC 5.90%, 9/15/2037	124,000	126,190
South Bow USA Infrastructure Holdings LLC 6.18%, 10/1/2054 (e)	280,000	270,670
Spectra Energy Partners LP:
4.50%, 3/15/2045	403,000	330,400
5.95%, 9/25/2043	158,000	155,391
Targa Resources Corp.:
4.95%, 4/15/2052	271,000	228,084
5.50%, 2/15/2035	495,000	487,303

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 7/1/2052	$195,000	$194,756
6.50%, 2/15/2053	404,000	421,473
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	126,000	143,809
TransCanada PipeLines Ltd.:
4.63%, 3/1/2034	0	—
4.75%, 5/15/2038	0	—
5.85%, 3/15/2036	150,000	151,200
6.10%, 6/1/2040	419,000	425,117
6.20%, 10/15/2037	350,000	360,489
7.25%, 8/15/2038	170,000	190,740
7.63%, 1/15/2039	583,000	673,377
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	118,000	99,512
4.60%, 3/15/2048	50,000	41,507
5.40%, 8/15/2041	139,000	130,682
Western Midstream Operating LP:
5.25%, 2/1/2050	374,000	320,275
5.30%, 3/1/2048	357,000	303,018
5.45%, 11/15/2034	660,000	636,887
5.45%, 4/1/2044	127,000	112,730
5.50%, 8/15/2048	131,000	113,531
Williams Cos., Inc.:
4.85%, 3/1/2048	19,000	16,224
4.90%, 1/15/2045	304,000	265,079
5.10%, 9/15/2045	10,000	8,969
5.30%, 8/15/2052	132,000	120,574
5.40%, 3/4/2044	284,000	266,091
5.75%, 6/24/2044	1,309,000	1,267,295
5.80%, 11/15/2043	173,000	169,621
5.80%, 11/15/2054	470,000	459,293
6.30%, 4/15/2040	488,000	506,910
		42,336,410
REAL ESTATE INVESTMENT TRUSTS — 1.7%
Alexandria Real Estate Equities, Inc.:
3.00%, 5/18/2051	356,000	218,036
3.55%, 3/15/2052	410,000	278,808
4.00%, 2/1/2050	336,000	250,031
4.75%, 4/15/2035	152,000	142,755
4.85%, 4/15/2049	159,000	136,540
5.15%, 4/15/2053	209,000	186,100
5.25%, 5/15/2036	105,000	101,838
5.63%, 5/15/2054	286,000	273,273
American Homes 4 Rent LP:
3.38%, 7/15/2051	129,000	85,057
4.30%, 4/15/2052	158,000	123,256
5.25%, 3/15/2035	120,000	116,819
American Tower Corp.:
2.95%, 1/15/2051 (b)	120,000	74,372
3.10%, 6/15/2050	462,000	296,756
3.70%, 10/15/2049	271,000	195,345
5.40%, 1/31/2035	275,000	272,184
Security Description	Principal Amount	Value
AvalonBay Communities, Inc.:
Series MTN, 3.90%, 10/15/2046	$139,000	$107,974
Series MTN, 4.15%, 7/1/2047	148,000	117,860
Series MTN, 4.35%, 4/15/2048	119,000	98,000
Boston Properties LP 5.75%, 1/15/2035	350,000	343,438
Brixmor Operating Partnership LP 5.75%, 2/15/2035	140,000	141,261
Camden Property Trust 3.35%, 11/1/2049 (b)	150,000	103,227
COPT Defense Properties LP 2.90%, 12/1/2033	99,000	79,575
Cousins Properties LP 5.88%, 10/1/2034	122,000	122,226
Crown Castle, Inc.:
2.90%, 4/1/2041 (b)	432,000	301,065
3.25%, 1/15/2051	32,000	20,852
4.00%, 11/15/2049	144,000	107,333
4.15%, 7/1/2050	208,000	159,594
4.75%, 5/15/2047	156,000	132,138
5.20%, 9/1/2034	375,000	365,681
5.20%, 2/15/2049	137,000	121,927
Equinix, Inc.:
2.95%, 9/15/2051	229,000	140,704
3.00%, 7/15/2050	208,000	131,408
3.40%, 2/15/2052	176,000	119,742
ERP Operating LP:
4.00%, 8/1/2047	112,000	86,859
4.50%, 7/1/2044	336,000	289,182
4.50%, 6/1/2045	88,000	74,723
Essex Portfolio LP:
2.65%, 9/1/2050 (b)	132,000	75,417
4.50%, 3/15/2048	112,000	92,542
Extra Space Storage LP 5.35%, 1/15/2035	150,000	147,923
Federal Realty OP LP 4.50%, 12/1/2044	204,000	170,695
GLP Capital LP/GLP Financing II, Inc. 6.25%, 9/15/2054	155,000	153,875
Healthpeak OP LLC 6.75%, 2/1/2041	139,000	150,897
Host Hotels & Resorts LP 5.50%, 4/15/2035 (b)	290,000	283,954
Invitation Homes Operating Partnership LP:
2.70%, 1/15/2034	90,000	71,782
4.88%, 2/1/2035	75,000	70,989
Kilroy Realty LP:
2.65%, 11/15/2033	100,000	76,479
6.25%, 1/15/2036	80,000	79,414
Kimco Realty OP LLC:
3.70%, 10/1/2049 (b)	138,000	100,151

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 12/1/2046	$147,000	$115,680
4.25%, 4/1/2045	164,000	132,669
4.45%, 9/1/2047 (b)	63,000	51,838
4.85%, 3/1/2035	220,000	209,262
Mid-America Apartments LP:
2.88%, 9/15/2051 (b)	146,000	89,882
4.95%, 3/1/2035	925,000	891,682
NNN REIT, Inc.:
3.00%, 4/15/2052	153,000	93,208
3.10%, 4/15/2050	142,000	89,751
3.50%, 4/15/2051	137,000	92,835
4.80%, 10/15/2048	95,000	80,168
Phillips Edison Grocery Center Operating Partnership I LP 4.95%, 1/15/2035	150,000	141,119
Prologis LP:
2.13%, 10/15/2050	87,000	45,677
3.00%, 4/15/2050	290,000	185,893
3.05%, 3/1/2050	215,000	139,253
4.38%, 9/15/2048	193,000	159,655
5.25%, 6/15/2053	474,000	442,640
5.25%, 3/15/2054	430,000	401,964
Public Storage Operating Co. 5.35%, 8/1/2053	456,000	434,276
Realty Income Corp.:
4.65%, 3/15/2047	231,000	199,023
5.38%, 9/1/2054	170,000	161,425
Regency Centers LP:
4.40%, 2/1/2047	66,000	54,364
4.65%, 3/15/2049	135,000	114,165
5.10%, 1/15/2035	160,000	156,034
Safehold GL Holdings LLC 5.65%, 1/15/2035	320,000	312,061
Simon Property Group LP:
3.25%, 9/13/2049	525,000	352,086
3.80%, 7/15/2050	330,000	243,309
4.25%, 10/1/2044	180,000	148,369
4.25%, 11/30/2046 (b)	240,000	196,097
4.75%, 3/15/2042	261,000	233,668
5.85%, 3/8/2053	203,000	204,656
6.65%, 1/15/2054	174,000	193,441
6.75%, 2/1/2040	314,000	346,461
UDR, Inc.:
3.10%, 11/1/2034	128,000	104,146
5.13%, 9/1/2034	145,000	140,414
Ventas Realty LP:
4.38%, 2/1/2045	133,000	108,497
4.88%, 4/15/2049	130,000	111,823
5.00%, 1/15/2035	205,000	195,921
5.70%, 9/30/2043	140,000	135,744
VICI Properties LP:
5.63%, 5/15/2052	93,000	86,218
6.13%, 4/1/2054	238,000	235,751
Welltower OP LLC:
4.95%, 9/1/2048	205,000	183,920
Security Description	Principal Amount	Value
6.50%, 3/15/2041	$156,000	$167,042
Weyerhaeuser Co. 4.00%, 3/9/2052 (b)	118,000	88,769
WP Carey, Inc. 2.25%, 4/1/2033 (b)	114,000	89,883
		15,750,796
RETAIL — 2.8%
Darden Restaurants, Inc. 4.55%, 2/15/2048 (b)	178,000	143,235
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052 (b)	343,000	250,537
Dollar General Corp.:
4.13%, 4/3/2050	192,000	141,356
5.50%, 11/1/2052	194,000	175,196
Dollar Tree, Inc. 3.38%, 12/1/2051	222,000	141,005
Home Depot, Inc.:
2.38%, 3/15/2051	420,000	236,968
2.75%, 9/15/2051	171,000	104,257
3.13%, 12/15/2049	701,000	469,544
3.35%, 4/15/2050	753,000	526,121
3.50%, 9/15/2056	465,000	323,338
3.63%, 4/15/2052	589,000	427,049
3.90%, 6/15/2047	620,000	485,150
4.20%, 4/1/2043	442,000	373,105
4.25%, 4/1/2046	776,000	645,702
4.40%, 3/15/2045	439,000	375,077
4.50%, 12/6/2048	796,000	679,569
4.88%, 2/15/2044	424,000	387,604
4.95%, 9/15/2052 (b)	512,000	466,283
5.30%, 6/25/2054	772,000	740,495
5.40%, 9/15/2040	225,000	224,401
5.40%, 6/25/2064	210,000	201,144
5.88%, 12/16/2036	1,004,000	1,058,186
5.95%, 4/1/2041	404,000	423,990
Lowe's Cos., Inc.:
3.00%, 10/15/2050	160,000	99,611
3.50%, 4/1/2051	240,000	163,709
3.70%, 4/15/2046	725,000	535,427
4.05%, 5/3/2047	91,000	70,530
4.25%, 4/1/2052	688,000	536,599
4.38%, 9/15/2045	242,000	199,696
4.45%, 4/1/2062	677,000	523,477
4.55%, 4/5/2049	269,000	221,979
4.65%, 4/15/2042	213,000	186,379
5.00%, 4/15/2040	145,000	135,488
5.13%, 4/15/2050	326,000	291,979
5.50%, 10/15/2035	146,000	147,708
5.63%, 4/15/2053 (b)	787,000	757,511
5.75%, 7/1/2053	325,000	318,360
5.80%, 9/15/2062	601,000	581,822
5.85%, 4/1/2063	290,200	283,322
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	223,000	170,796
Series MTN, 3.63%, 9/1/2049	632,000	455,495

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.70%, 2/15/2042	$327,000	$256,139
Series MTN, 4.20%, 4/1/2050	181,000	143,377
Series MTN, 4.45%, 3/1/2047	70,000	58,875
Series MTN, 4.45%, 9/1/2048	244,000	203,655
Series MTN, 4.60%, 5/26/2045	245,000	212,349
Series MTN, 4.70%, 12/9/2035	216,000	206,129
Series MTN, 4.88%, 7/15/2040	210,000	194,811
Series MTN, 4.88%, 12/9/2045	505,000	452,955
Series MTN, 5.15%, 9/9/2052	388,000	354,900
5.45%, 8/14/2053 (b)	591,000	565,835
Series MTN, 5.70%, 2/1/2039	85,000	86,385
Series MTN, 6.30%, 10/15/2037	242,000	260,259
Series MTN, 6.30%, 3/1/2038	236,000	253,488
Starbucks Corp.:
3.35%, 3/12/2050	345,000	230,029
3.50%, 11/15/2050	146,000	101,066
3.75%, 12/1/2047	172,000	125,691
4.30%, 6/15/2045	286,000	231,654
4.45%, 8/15/2049	505,000	413,580
4.50%, 11/15/2048	362,000	299,649
Target Corp.:
2.95%, 1/15/2052 (b)	557,000	355,594
3.63%, 4/15/2046	255,000	190,949
3.90%, 11/15/2047	253,000	197,100
4.00%, 7/1/2042	313,000	261,427
4.80%, 1/15/2053 (b)	587,000	524,285
6.50%, 10/15/2037	130,000	142,623
7.00%, 1/15/2038	153,000	174,914
TJX Cos., Inc. 4.50%, 4/15/2050	127,000	109,888
Walgreens Boots Alliance, Inc.:
4.10%, 4/15/2050	20,000	12,425
4.80%, 11/18/2044	20,000	14,319
Walmart, Inc.:
2.50%, 9/22/2041	421,000	289,804
2.65%, 9/22/2051	815,000	503,026
2.95%, 9/24/2049	249,000	166,596
3.63%, 12/15/2047	347,000	264,952
3.95%, 6/28/2038	135,000	120,865
4.00%, 4/11/2043	198,000	167,837
4.05%, 6/29/2048	794,000	650,953
4.30%, 4/22/2044	249,000	218,126
4.50%, 9/9/2052	584,000	509,044
4.50%, 4/15/2053	729,000	635,192
5.00%, 10/25/2040	225,000	219,442
5.25%, 9/1/2035	318,000	327,473
5.63%, 4/1/2040	242,000	252,515
5.63%, 4/15/2041	240,000	249,206
6.20%, 4/15/2038	172,000	189,974
Security Description	Principal Amount	Value
6.50%, 8/15/2037	$292,754	$330,355
		26,408,910
SEMICONDUCTORS — 2.5%
Advanced Micro Devices, Inc. 4.39%, 6/1/2052 (b)	213,000	178,034
Analog Devices, Inc.:
2.80%, 10/1/2041	298,000	209,962
2.95%, 10/1/2051	415,000	263,508
5.30%, 12/15/2045	187,000	178,742
5.30%, 4/1/2054	221,000	210,016
Applied Materials, Inc.:
2.75%, 6/1/2050 (b)	315,331	196,830
4.35%, 4/1/2047	407,000	344,526
5.10%, 10/1/2035	166,000	165,957
5.85%, 6/15/2041	272,000	281,528
Broadcom, Inc.:
3.14%, 11/15/2035 (e)	1,056,315	862,883
3.19%, 11/15/2036 (e)	1,068,000	860,178
3.50%, 2/15/2041 (e)	1,176,000	918,150
3.75%, 2/15/2051 (e)	871,000	647,528
4.93%, 5/15/2037 (e)	982,000	934,746
Intel Corp.:
2.80%, 8/12/2041	343,000	218,645
3.05%, 8/12/2051	539,000	306,648
3.10%, 2/15/2060	500,000	266,615
3.20%, 8/12/2061	171,000	92,624
3.25%, 11/15/2049	813,000	486,930
3.73%, 12/8/2047	882,000	583,716
4.10%, 5/19/2046	614,000	437,880
4.10%, 5/11/2047	599,000	425,224
4.25%, 12/15/2042	315,000	239,586
4.60%, 3/25/2040	303,800	252,716
4.75%, 3/25/2050	850,000	657,305
4.80%, 10/1/2041	355,000	295,438
4.90%, 7/29/2045	301,384	243,353
4.90%, 8/5/2052	818,000	644,870
4.95%, 3/25/2060 (b)	439,000	343,153
5.05%, 8/5/2062	407,000	317,619
5.60%, 2/21/2054	448,000	393,295
5.63%, 2/10/2043	460,000	420,458
5.70%, 2/10/2053	851,000	753,552
5.90%, 2/10/2063	539,000	484,292
KLA Corp.:
3.30%, 3/1/2050	283,000	195,728
4.95%, 7/15/2052 (b)	665,000	603,534
5.00%, 3/15/2049	211,000	194,531
5.25%, 7/15/2062	336,000	314,308
Lam Research Corp.:
2.88%, 6/15/2050 (b)	394,000	248,941
3.13%, 6/15/2060	70,000	42,837
4.88%, 3/15/2049	407,000	365,576
Micron Technology, Inc.:
3.37%, 11/1/2041	197,000	143,621
3.48%, 11/1/2051 (b)	210,000	141,299

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
NVIDIA Corp.:
3.50%, 4/1/2040	$306,000	$253,135
3.50%, 4/1/2050	953,000	707,250
3.70%, 4/1/2060 (b)	265,000	195,962
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.13%, 2/15/2042	181,000	126,095
3.25%, 5/11/2041	337,000	246,091
3.25%, 11/30/2051	192,000	122,924
QUALCOMM, Inc.:
3.25%, 5/20/2050	385,000	262,543
4.30%, 5/20/2047	763,000	630,635
4.50%, 5/20/2052	400,000	334,816
4.65%, 5/20/2035 (b)	268,000	259,019
4.80%, 5/20/2045	631,000	568,998
6.00%, 5/20/2053 (b)	523,000	546,028
Texas Instruments, Inc.:
2.70%, 9/15/2051	2,000	1,213
3.88%, 3/15/2039	160,000	137,373
4.10%, 8/16/2052	141,000	110,975
4.15%, 5/15/2048	647,000	526,593
5.00%, 3/14/2053	368,000	336,286
5.05%, 5/18/2063	706,000	635,965
5.15%, 2/8/2054	352,000	329,430
TSMC Arizona Corp.:
3.13%, 10/25/2041	574,000	439,277
4.50%, 4/22/2052	364,000	329,285
		23,466,775
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc. 5.75%, 1/15/2035	215,000	214,243
SOFTWARE — 3.0%
AppLovin Corp.:
5.50%, 12/1/2034	500,000	495,610
5.95%, 12/1/2054	210,000	207,291
Fidelity National Information Services, Inc.:
3.10%, 3/1/2041	293,000	212,920
4.50%, 8/15/2046	162,000	131,855
Fiserv, Inc. 4.40%, 7/1/2049	809,000	661,001
Intuit, Inc. 5.50%, 9/15/2053	608,180	596,552
Microsoft Corp.:
2.50%, 9/15/2050	598,000	362,466
2.53%, 6/1/2050	3,019,000	1,856,655
2.68%, 6/1/2060	1,867,000	1,091,523
2.92%, 3/17/2052	3,045,000	2,017,191
3.04%, 3/17/2062	1,005,000	643,411
3.45%, 8/8/2036	482,000	419,682
3.50%, 11/15/2042	338,000	273,168
3.70%, 8/8/2046	914,000	729,783
3.75%, 2/12/2045	266,000	221,421
3.95%, 8/8/2056	348,000	277,339
Security Description	Principal Amount	Value
4.00%, 2/12/2055	$330,000	$266,716
4.20%, 11/3/2035 (b)	236,000	225,295
4.25%, 2/6/2047 (b)	70,000	62,065
4.45%, 11/3/2045 (b)	553,000	510,026
4.50%, 10/1/2040	80,000	76,695
4.50%, 6/15/2047	298,000	268,397
4.50%, 2/6/2057 (b)	421,000	376,109
5.20%, 6/1/2039	186,000	192,594
5.30%, 2/8/2041 (b)	208,000	223,962
Oracle Corp.:
3.60%, 4/1/2040	1,144,000	893,086
3.60%, 4/1/2050	1,106,000	773,426
3.65%, 3/25/2041	837,000	650,140
3.80%, 11/15/2037	218,000	182,087
3.85%, 7/15/2036	150,000	128,494
3.85%, 4/1/2060	1,543,000	1,057,711
3.90%, 5/15/2035	358,000	313,125
3.95%, 3/25/2051	1,602,000	1,185,015
4.00%, 7/15/2046	1,480,000	1,137,543
4.00%, 11/15/2047	1,154,000	879,636
4.10%, 3/25/2061	812,000	581,416
4.13%, 5/15/2045	810,000	638,377
4.30%, 7/8/2034	106,000	97,496
4.38%, 5/15/2055	571,000	446,117
4.50%, 7/8/2044	395,000	332,641
5.38%, 7/15/2040	870,000	834,965
5.38%, 9/27/2054	1,050,000	968,877
5.50%, 9/27/2064	700,000	641,312
5.55%, 2/6/2053	1,079,000	1,020,993
6.13%, 7/8/2039	527,000	546,230
6.50%, 4/15/2038	456,000	488,937
6.90%, 11/9/2052	1,168,000	1,305,929
Roper Technologies, Inc. 4.90%, 10/15/2034	100,000	96,185
Salesforce, Inc.:
2.70%, 7/15/2041	490,000	345,553
2.90%, 7/15/2051	70,000	44,687
3.05%, 7/15/2061 (b)	539,000	331,070
		28,320,775
TELECOMMUNICATIONS — 6.1%
America Movil SAB de CV:
4.38%, 7/16/2042	494,000	413,557
4.38%, 4/22/2049 (b)	447,000	364,596
6.13%, 11/15/2037	134,000	137,618
6.13%, 3/30/2040	911,000	932,982
6.38%, 3/1/2035	115,000	121,653
AT&T, Inc.:
2.55%, 12/1/2033	391,000	314,927
3.10%, 2/1/2043	105,000	75,599
3.30%, 2/1/2052	263,000	174,550
3.50%, 6/1/2041	800,000	612,832
3.50%, 9/15/2053	2,580,000	1,739,075
3.50%, 2/1/2061	3,000	1,925
3.55%, 9/15/2055	3,067,000	2,068,845
3.65%, 6/1/2051	1,024,000	722,453

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 9/15/2059	$2,984,000	$1,979,019
3.80%, 12/1/2057	2,452,000	1,697,961
3.85%, 6/1/2060	755,000	523,562
4.30%, 12/15/2042	440,000	365,900
4.35%, 6/15/2045	519,000	426,130
4.50%, 5/15/2035	626,000	579,200
4.50%, 3/9/2048	722,000	595,145
4.55%, 3/9/2049	350,000	290,616
4.65%, 6/1/2044	235,000	199,915
4.75%, 5/15/2046	606,000	526,226
4.80%, 6/15/2044	179,000	156,025
4.85%, 3/1/2039	207,000	191,877
4.85%, 7/15/2045	86,000	74,944
4.90%, 8/15/2037	202,000	190,391
5.15%, 3/15/2042	142,000	131,170
5.15%, 2/15/2050	272,000	244,006
5.15%, 11/15/2046	305,000	280,380
5.25%, 3/1/2037	1,659,000	1,620,428
5.35%, 9/1/2040	148,820	143,391
5.45%, 3/1/2047	218,000	206,226
5.55%, 8/15/2041	290,000	282,376
5.65%, 2/15/2047	229,000	225,464
5.70%, 3/1/2057	291,000	279,514
6.00%, 8/15/2040	129,000	131,456
6.30%, 1/15/2038	159,000	169,927
6.38%, 3/1/2041	102,000	106,946
6.55%, 2/15/2039	181,000	193,527
Bell Telephone Co. of Canada or Bell Canada:
Series US-6, 3.20%, 2/15/2052	100,000	63,424
3.65%, 8/15/2052	216,000	148,684
Series US-4, 3.65%, 3/17/2051	218,000	150,723
4.30%, 7/29/2049	257,000	201,393
4.46%, 4/1/2048	612,000	495,237
5.55%, 2/15/2054 (b)	364,000	341,767
Cisco Systems, Inc.:
5.30%, 2/26/2054	985,000	956,445
5.35%, 2/26/2064	546,000	524,275
5.50%, 1/15/2040	685,036	689,961
5.90%, 2/15/2039	675,000	711,315
Corning, Inc.:
3.90%, 11/15/2049	129,000	96,639
4.38%, 11/15/2057	433,000	332,202
4.70%, 3/15/2037	96,000	88,339
4.75%, 3/15/2042	50,000	44,346
5.35%, 11/15/2048	184,000	171,683
5.45%, 11/15/2079	520,000	470,860
5.75%, 8/15/2040	158,000	158,090
5.85%, 11/15/2068	171,000	163,615
Juniper Networks, Inc. 5.95%, 3/15/2041	101,000	99,470
Motorola Solutions, Inc. 5.50%, 9/1/2044	55,000	52,909
Security Description	Principal Amount	Value
Nokia OYJ 6.63%, 5/15/2039	$205,000	$208,610
Orange SA:
5.38%, 1/13/2042	540,000	517,336
5.50%, 2/6/2044	60,000	58,137
Rogers Communications, Inc.:
3.70%, 11/15/2049	535,000	373,863
4.30%, 2/15/2048	321,000	250,971
4.35%, 5/1/2049	471,000	369,066
4.50%, 3/15/2042	290,000	244,693
4.50%, 3/15/2043	205,000	170,164
4.55%, 3/15/2052	884,000	706,245
5.00%, 3/15/2044	428,000	379,208
5.45%, 10/1/2043	148,000	138,615
7.50%, 8/15/2038	129,000	146,554
Telefonica Emisiones SA:
4.67%, 3/6/2038	213,000	189,118
4.90%, 3/6/2048	632,000	535,582
5.21%, 3/8/2047	1,268,000	1,126,935
5.52%, 3/1/2049	528,000	486,594
7.05%, 6/20/2036	546,000	600,174
TELUS Corp.:
4.30%, 6/15/2049	197,000	152,021
4.60%, 11/16/2048	180,000	146,700
T-Mobile USA, Inc.:
3.00%, 2/15/2041	849,000	605,040
3.30%, 2/15/2051	1,034,000	682,254
3.40%, 10/15/2052	1,089,000	726,613
3.60%, 11/15/2060	800	528
4.38%, 4/15/2040	564,000	488,266
4.50%, 4/15/2050	926,000	760,126
4.70%, 1/15/2035	700,000	661,192
5.25%, 6/15/2055 (b)	740,000	673,037
5.50%, 1/15/2055	393,000	370,292
5.65%, 1/15/2053	839,000	811,414
5.75%, 1/15/2054	648,000	633,018
5.80%, 9/15/2062	441,000	426,306
6.00%, 6/15/2054	538,000	545,032
Verizon Communications, Inc.:
2.65%, 11/20/2040	772,000	527,755
2.85%, 9/3/2041	430,000	297,865
2.88%, 11/20/2050	999,000	612,137
2.99%, 10/30/2056	2,570,000	1,527,120
3.00%, 11/20/2060	669,000	387,030
3.40%, 3/22/2041	1,221,000	924,212
3.55%, 3/22/2051	1,423,000	1,004,297
3.70%, 3/22/2061	2,234,000	1,515,412
3.85%, 11/1/2042	285,000	224,110
3.88%, 3/1/2052 (b)	613,000	453,179
4.00%, 3/22/2050	403,000	306,312
4.13%, 8/15/2046	381,000	302,346
4.27%, 1/15/2036	425,000	382,254
4.40%, 11/1/2034	285,000	263,876
4.52%, 9/15/2048	439,000	366,007
4.67%, 3/15/2055	392,000	330,056

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 11/1/2041	$208,000	$186,751
4.81%, 3/15/2039	302,000	278,375
4.86%, 8/21/2046	854,000	762,067
5.01%, 4/15/2049	160,000	147,963
5.01%, 8/21/2054	322,000	284,242
5.25%, 3/16/2037	409,000	399,744
5.50%, 3/16/2047	173,000	166,639
5.50%, 2/23/2054 (b)	591,000	565,150
5.85%, 9/15/2035	111,000	114,059
6.55%, 9/15/2043 (b)	400,000	438,956
Vodafone Group PLC:
4.25%, 9/17/2050	679,000	526,911
4.38%, 2/19/2043	421,000	360,784
4.88%, 6/19/2049	742,000	637,986
5.00%, 5/30/2038	81,000	77,038
5.13%, 6/19/2059	326,000	282,847
5.25%, 5/30/2048	41,000	37,921
5.63%, 2/10/2053 (b)	181,000	172,089
5.75%, 6/28/2054	1,040,000	1,004,973
5.75%, 2/10/2063	341,000	322,552
5.88%, 6/28/2064	630,000	609,487
6.15%, 2/27/2037	473,000	496,456
		56,934,373
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	247,000	214,036
6.35%, 3/15/2040	198,000	200,370
Mattel, Inc. 5.45%, 11/1/2041	148,000	132,624
		547,030
TRANSPORTATION — 3.5%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	271,000	168,454
3.05%, 2/15/2051	248,000	162,363
3.30%, 9/15/2051	420,000	287,868
3.55%, 2/15/2050	312,000	225,966
3.90%, 8/1/2046	446,000	348,165
4.05%, 6/15/2048	398,000	316,625
4.13%, 6/15/2047	124,000	100,424
4.15%, 4/1/2045	431,497	354,898
4.15%, 12/15/2048	323,000	259,634
4.38%, 9/1/2042	282,000	243,603
4.40%, 3/15/2042	267,000	231,847
4.45%, 3/15/2043	340,000	295,698
4.45%, 1/15/2053	402,000	336,699
4.55%, 9/1/2044	333,000	290,016
4.70%, 9/1/2045	279,000	246,212
4.90%, 4/1/2044	154,000	140,822
4.95%, 9/15/2041	200,000	186,076
5.05%, 3/1/2041	233,000	220,166
5.15%, 9/1/2043	301,000	287,097
5.20%, 4/15/2054	704,000	662,999
5.40%, 6/1/2041	226,000	222,111
Security Description	Principal Amount	Value
5.50%, 3/15/2055	$580,000	$569,450
5.75%, 5/1/2040	276,000	282,762
6.15%, 5/1/2037	228,000	243,552
6.20%, 8/15/2036	113,000	121,443
Canadian National Railway Co.:
3.20%, 8/2/2046	220,000	154,565
3.65%, 2/3/2048	260,000	195,928
4.40%, 8/5/2052 (b)	254,000	212,204
4.45%, 1/20/2049	260,000	222,141
6.13%, 11/1/2053	233,000	250,668
6.20%, 6/1/2036	162,000	173,330
6.38%, 11/15/2037	198,000	215,677
Canadian Pacific Railway Co.:
3.00%, 12/2/2041	142,000	103,059
3.10%, 12/2/2051	248,000	161,346
3.50%, 5/1/2050	154,000	109,285
4.20%, 11/15/2069	333,000	243,956
4.30%, 5/15/2043	273,000	229,896
4.70%, 5/1/2048	315,000	273,332
4.80%, 8/1/2045	183,000	162,012
4.95%, 8/15/2045	295,000	266,709
5.95%, 5/15/2037	187,000	193,990
6.13%, 9/15/2115	535,000	534,181
CSX Corp.:
3.35%, 9/15/2049	255,000	177,156
3.80%, 11/1/2046	420,000	322,883
3.80%, 4/15/2050	222,000	167,170
3.95%, 5/1/2050	183,000	141,309
4.10%, 3/15/2044	407,000	333,903
4.25%, 11/1/2066	320,000	242,275
4.30%, 3/1/2048	388,000	320,100
4.40%, 3/1/2043	175,000	151,662
4.50%, 3/15/2049	200,000	169,404
4.50%, 11/15/2052	406,000	342,489
4.50%, 8/1/2054	209,000	174,900
4.65%, 3/1/2068	188,000	153,656
4.75%, 5/30/2042	211,000	190,356
4.75%, 11/15/2048	310,000	272,983
4.90%, 3/15/2055 (b)	253,000	226,746
5.50%, 4/15/2041	70,000	69,406
6.00%, 10/1/2036	162,000	170,089
6.15%, 5/1/2037	263,000	279,585
6.22%, 4/30/2040	229,000	244,652
FedEx Corp.:
3.88%, 8/1/2042	149,000	116,092
3.90%, 2/1/2035	156,000	137,937
4.05%, 2/15/2048	420,000	321,842
4.10%, 4/15/2043	237,000	188,159
4.10%, 2/1/2045	299,000	233,944
4.40%, 1/15/2047	315,000	255,279
4.55%, 4/1/2046	500,000	416,230
4.75%, 11/15/2045	2,078,000	1,781,054
4.95%, 10/17/2048	376,000	327,744
5.10%, 1/15/2044	327,000	298,139
5.25%, 5/15/2050 (b)	537,000	491,253

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Norfolk Southern Corp.:
2.90%, 8/25/2051	$20,000	$12,321
3.05%, 5/15/2050	90,000	58,235
3.16%, 5/15/2055	2,000	1,264
3.40%, 11/1/2049	197,000	136,405
3.70%, 3/15/2053	252,000	180,621
3.94%, 11/1/2047	327,000	251,456
3.95%, 10/1/2042	302,000	242,983
4.05%, 8/15/2052	338,000	259,838
4.10%, 5/15/2049	193,000	151,453
4.10%, 5/15/2121	434,000	300,059
4.15%, 2/28/2048	309,000	246,390
4.45%, 6/15/2045	215,000	182,215
4.55%, 6/1/2053	397,000	333,016
4.65%, 1/15/2046	175,000	151,876
4.84%, 10/1/2041	273,000	248,880
5.10%, 8/1/2118	267,000	226,825
5.35%, 8/1/2054 (b)	110,000	104,812
5.95%, 3/15/2064 (b)	404,000	414,847
Union Pacific Corp.:
2.89%, 4/6/2036	173,000	139,665
2.95%, 3/10/2052	47,000	29,714
2.97%, 9/16/2062	471,000	271,348
3.20%, 5/20/2041	355,000	266,090
3.25%, 2/5/2050	749,000	511,305
3.35%, 8/15/2046	190,000	135,324
3.38%, 2/1/2035 (b)	136,000	117,922
3.38%, 2/14/2042	241,000	183,305
3.50%, 2/14/2053 (b)	526,000	370,825
3.55%, 5/20/2061	309,000	206,427
Series MTN, 3.55%, 8/15/2039	207,000	167,945
3.60%, 9/15/2037	162,000	135,649
3.75%, 2/5/2070	305,000	204,124
3.80%, 10/1/2051	439,000	327,573
3.80%, 4/6/2071	450,000	305,131
3.84%, 3/20/2060	775,000	554,691
3.85%, 2/14/2072	199,000	137,581
3.88%, 2/1/2055	197,000	147,502
3.95%, 8/15/2059	240,000	174,862
4.00%, 4/15/2047	215,000	169,104
4.05%, 11/15/2045	204,000	164,198
4.05%, 3/1/2046	353,000	281,920
4.10%, 9/15/2067	215,000	156,645
4.30%, 3/1/2049	283,000	233,407
4.50%, 9/10/2048	190,000	160,721
4.95%, 9/9/2052 (b)	265,000	242,570
4.95%, 5/15/2053	228,000	207,918
5.15%, 1/20/2063	182,000	165,724
United Parcel Service, Inc.:
3.40%, 9/1/2049	297,000	209,343
3.63%, 10/1/2042	191,000	148,352
3.75%, 11/15/2047	598,000	452,961
4.25%, 3/15/2049	296,374	241,302
4.88%, 11/15/2040	162,000	150,875
Security Description	Principal Amount	Value
5.05%, 3/3/2053 (b)	$436,000	$399,380
5.20%, 4/1/2040	220,000	214,438
5.30%, 4/1/2050	662,000	634,050
5.50%, 5/22/2054	569,000	555,441
5.60%, 5/22/2064	220,000	213,453
6.20%, 1/15/2038	471,000	504,521
		32,622,428
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.10%, 6/1/2051	275,000	174,204
5.20%, 3/15/2044	79,000	71,845
6.05%, 6/5/2054	190,000	195,115
		441,164
WATER — 0.3%
American Water Capital Corp.:
3.25%, 6/1/2051	7,000	4,670
3.45%, 5/1/2050	166,000	114,797
3.75%, 9/1/2047	160,000	118,949
4.00%, 12/1/2046	291,000	226,942
4.15%, 6/1/2049	367,000	289,783
4.20%, 9/1/2048	399,000	317,899
4.30%, 12/1/2042	133,000	112,456
4.30%, 9/1/2045	241,000	197,634
5.45%, 3/1/2054	441,000	422,782
6.59%, 10/15/2037	244,000	268,898
Essential Utilities, Inc.:
3.35%, 4/15/2050	282,000	185,421
4.28%, 5/1/2049	323,000	253,171
5.30%, 5/1/2052	270,000	245,616
		2,759,018
TOTAL CORPORATE BONDS & NOTES (Cost $1,065,901,407)		922,888,388
	Shares
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (f) (g)	2,024,975	2,024,975
State Street Navigator Securities Lending Portfolio II (h) (i)	31,273,513	31,273,513
TOTAL SHORT-TERM INVESTMENTS (Cost $33,298,488)		33,298,488
TOTAL INVESTMENTS — 102.0% (Cost $1,099,199,895)		956,186,876
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(18,628,758)
NET ASSETS — 100.0%		$937,558,118

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2024. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$922,888,388	$—	$922,888,388
Short-Term Investments	33,298,488	—	—	33,298,488
TOTAL INVESTMENTS	$33,298,488	$922,888,388	$—	$956,186,876

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,293,303	$2,293,991	$29,546,565	$31,840,556	$183	$(183)	—	$—	$48,537
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	46,798,212	44,773,237	—	—	2,024,975	2,024,975	48,175
State Street Navigator Securities Lending Portfolio II	30,320,260	30,320,260	89,430,343	88,477,090	—	—	31,273,513	31,273,513	57,024
Total		$32,614,251	$165,775,120	$165,090,883	$183	$(183)		$33,298,488	$153,736
See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.0%
U.S. Treasury Bonds:
1.13%, 5/15/2040	$167,669,300	$100,942,158
1.13%, 8/15/2040	204,446,500	121,997,060
1.25%, 5/15/2050	251,681,200	119,509,245
1.38%, 11/15/2040	228,355,800	141,437,874
1.38%, 8/15/2050	284,244,500	138,746,847
1.63%, 11/15/2050	279,795,800	146,105,869
1.75%, 8/15/2041	311,674,000	201,906,313
1.88%, 2/15/2041	281,829,800	188,825,966
1.88%, 2/15/2051	314,779,400	175,292,778
1.88%, 11/15/2051	290,767,900	160,558,400
2.00%, 11/15/2041	266,777,700	179,241,267
2.00%, 2/15/2050	216,255,700	125,732,416
2.00%, 8/15/2051	311,187,400	177,960,294
2.25%, 5/15/2041	225,833,700	160,306,640
2.25%, 8/15/2046	137,614,600	88,868,928
2.25%, 8/15/2049	184,192,300	114,170,446
2.25%, 2/15/2052	264,922,300	160,857,509
2.38%, 2/15/2042	211,807,200	150,846,440
2.38%, 11/15/2049	171,245,600	108,955,013
2.38%, 5/15/2051	315,835,100	198,828,065
2.50%, 2/15/2045	137,077,600	95,140,422
2.50%, 2/15/2046	110,043,600	75,242,312
2.50%, 5/15/2046	110,312,100	75,132,882
2.75%, 8/15/2042	64,645,600	48,565,007
2.75%, 11/15/2042	94,518,100	70,622,743
2.75%, 8/15/2047	134,605,900	94,749,934
2.75%, 11/15/2047	133,990,300	94,107,250
2.88%, 5/15/2043	127,615,900	96,688,984
2.88%, 8/15/2045	87,894,200	64,849,439
2.88%, 11/15/2046	61,648,300	44,810,608
2.88%, 5/15/2049	195,350,100	138,637,524
2.88%, 5/15/2052	250,570,300	175,477,513
3.00%, 5/15/2042	53,831,500	42,249,316
3.00%, 11/15/2044	102,227,100	77,612,731
3.00%, 5/15/2045	65,659,800	49,634,705
3.00%, 11/15/2045	51,949,100	39,075,464
3.00%, 2/15/2047	121,835,600	90,348,712
3.00%, 5/15/2047	92,321,200	68,274,412
3.00%, 2/15/2048	154,705,600	113,587,752
3.00%, 8/15/2048	182,281,300	133,264,719
3.00%, 2/15/2049	199,928,600	145,604,251
3.00%, 8/15/2052	243,267,400	174,772,423
3.13%, 11/15/2041	53,647,600	43,177,936
3.13%, 2/15/2042	54,055,900	43,371,414
3.13%, 2/15/2043	79,029,200	62,433,068
3.13%, 8/15/2044	117,533,600	91,272,186
3.13%, 5/15/2048	169,048,200	126,786,150
3.25%, 5/15/2042	188,477,000	153,373,159
3.38%, 8/15/2042	166,757,500	137,705,217
3.38%, 5/15/2044	93,193,600	75,559,624
3.38%, 11/15/2048	187,896,000	146,911,185
3.50%, 2/15/2039	28,528,300	25,006,838
Security Description	Principal Amount	Value
3.63%, 8/15/2043	$95,336,800	$80,768,145
3.63%, 2/15/2044	99,220,500	83,732,800
3.63%, 2/15/2053	243,612,200	198,201,363
3.63%, 5/15/2053	243,841,300	198,540,158
3.75%, 8/15/2041	58,854,700	51,782,940
3.75%, 11/15/2043	90,195,700	77,681,047
3.88%, 8/15/2040	62,224,200	56,021,225
3.88%, 2/15/2043	166,408,400	146,907,416
3.88%, 5/15/2043	170,011,900	149,743,294
4.00%, 11/15/2042	172,059,800	154,853,820
4.00%, 11/15/2052	243,695,000	212,509,655
4.13%, 8/15/2044	191,349,800	173,321,061
4.13%, 8/15/2053	268,732,700	239,717,966
4.25%, 5/15/2039	44,325,800	42,081,806
4.25%, 11/15/2040	65,247,700	61,353,228
4.25%, 2/15/2054	294,696,200	269,278,653
4.25%, 8/15/2054 (a)	295,366,600	270,260,439
4.38%, 2/15/2038	28,385,300	27,613,575
4.38%, 11/15/2039	55,585,000	53,300,804
4.38%, 5/15/2040	54,572,900	52,219,444
4.38%, 5/15/2041	52,657,500	50,156,269
4.38%, 8/15/2043	180,118,800	169,593,108
4.50%, 2/15/2036 (a)	33,856,100	33,808,490
4.50%, 5/15/2038	31,595,400	31,121,469
4.50%, 8/15/2039	51,959,500	50,579,326
4.50%, 2/15/2044	181,178,600	173,082,181
4.50%, 11/15/2054	175,620,600	167,717,673
4.63%, 2/15/2040	51,753,700	50,953,135
4.63%, 5/15/2044	179,579,200	174,219,883
4.63%, 11/15/2044 (a)	93,793,700	90,994,544
4.63%, 5/15/2054	297,652,900	289,699,987
4.75%, 2/15/2037 (a)	20,568,000	20,854,024
4.75%, 2/15/2041	59,915,800	59,663,030
4.75%, 11/15/2043	179,645,200	177,483,844
4.75%, 11/15/2053	281,497,300	278,858,263
5.00%, 5/15/2037	23,792,900	24,636,804
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,942,211,738)		10,318,446,277
Shares
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (b) (c)	2,121,799	2,121,799

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (e)	37,334,546	$37,334,546
TOTAL SHORT-TERM INVESTMENTS (Cost $39,456,345)		39,456,345
TOTAL INVESTMENTS — 99.4% (Cost $12,981,668,083)		10,357,902,622
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		66,154,992
NET ASSETS — 100.0%		$10,424,057,614

(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$10,318,446,277	$—	$10,318,446,277
Short-Term Investments	39,456,345	—	—	39,456,345
TOTAL INVESTMENTS	$39,456,345	$10,318,446,277	$—	$10,357,902,622

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,664,472	$4,664,472	$375,541,376	$378,084,049	$—	$—	2,121,799	$2,121,799	$718,236
State Street Navigator Securities Lending Portfolio II	94,348,495	94,348,495	2,419,415,140	2,476,429,089	—	—	37,334,546	37,334,546	463,841
Total		$99,012,967	$2,794,956,516	$2,854,513,138	$—	$—		$39,456,345	$1,182,077
See accompanying notes to financial statements.

SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
U.S. Treasury Bonds:
1.13%, 5/15/2040	$237,000	$142,681
1.13%, 8/15/2040	301,000	179,612
1.25%, 5/15/2050	405,000	192,312
1.38%, 11/15/2040	378,000	234,124
1.38%, 8/15/2050	485,800	237,131
1.63%, 11/15/2050	458,800	239,580
1.75%, 8/15/2041	455,900	295,338
1.88%, 2/15/2041	418,500	280,395
1.88%, 2/15/2051	539,800	300,601
1.88%, 11/15/2051	485,800	268,253
2.00%, 11/15/2041	364,500	244,898
2.00%, 2/15/2050	378,000	219,772
2.00%, 8/15/2051	526,300	300,978
2.25%, 5/15/2041	337,500	239,572
2.25%, 8/15/2046	243,000	156,925
2.25%, 8/15/2049	310,500	192,461
2.25%, 2/15/2052	432,000	262,305
2.38%, 2/15/2042	351,000	249,978
2.38%, 11/15/2049	297,000	188,966
2.38%, 5/15/2051	526,300	331,322
2.50%, 2/15/2045	229,500	159,287
2.50%, 2/15/2046	189,000	129,229
2.50%, 5/15/2046	189,000	128,727
2.75%, 8/15/2042	108,000	81,135
2.75%, 11/15/2042	148,500	110,957
2.75%, 8/15/2047	243,000	171,049
2.75%, 11/15/2047	243,000	170,670
2.88%, 5/15/2043	216,000	163,654
2.88%, 8/15/2045	162,000	119,526
2.88%, 11/15/2046	108,000	78,503
2.88%, 5/15/2049	324,000	229,939
2.88%, 5/15/2052	432,000	302,535
3.00%, 5/15/2042	108,000	84,763
3.00%, 11/15/2044	162,000	122,993
3.00%, 5/15/2045	108,000	81,641
3.00%, 11/15/2045	108,000	81,236
3.00%, 2/15/2047	216,000	160,178
3.00%, 5/15/2047	162,000	119,804
3.00%, 2/15/2048	270,000	198,239
3.00%, 8/15/2048	310,500	227,005
3.00%, 2/15/2049	324,000	235,963
3.00%, 8/15/2052	405,000	290,967
3.13%, 11/15/2041	108,000	86,923
3.13%, 2/15/2042	108,000	86,653
3.13%, 2/15/2043	135,000	106,650
3.13%, 8/15/2044	189,000	146,770
3.13%, 5/15/2048	270,000	202,500
3.25%, 5/15/2042	324,000	263,655
3.38%, 8/15/2042	270,000	222,961
3.38%, 5/15/2044	162,000	131,347
3.38%, 11/15/2048	324,000	253,328
3.63%, 8/15/2043	162,000	137,244
Security Description	Principal Amount	Value
3.63%, 2/15/2044	$162,000	$136,713
3.63%, 2/15/2053	405,000	329,505
3.63%, 5/15/2053	405,000	329,759
3.75%, 8/15/2041	108,000	95,023
3.75%, 11/15/2043	148,500	127,896
3.88%, 8/15/2040	108,000	97,234
3.88%, 2/15/2043	270,000	238,359
3.88%, 5/15/2043	270,000	237,811
4.00%, 11/15/2042	270,000	243,000
4.00%, 11/15/2052	405,000	353,173
4.13%, 8/15/2053	458,800	409,264
4.25%, 5/15/2039	108,000	102,533
4.25%, 11/15/2040	108,000	101,554
4.25%, 2/15/2054	485,800	443,900
4.25%, 8/15/2054	105,200	96,258
4.38%, 11/15/2039	108,000	103,562
4.38%, 5/15/2040	108,000	103,343
4.38%, 5/15/2041	108,000	102,870
4.38%, 8/15/2043	283,500	266,933
4.50%, 2/15/2036	81,000	80,886
4.50%, 8/15/2039	108,000	105,131
4.50%, 2/15/2044	297,000	283,728
4.50%, 11/15/2054	175,000	167,125
4.63%, 2/15/2040	108,000	106,329
4.63%, 5/15/2044	51,100	49,575
4.63%, 5/15/2054	218,900	213,051
4.75%, 2/15/2041	108,000	107,544
4.75%, 11/15/2043	297,000	293,427
4.75%, 11/15/2053	458,800	454,499
U.S. Treasury Notes:
0.38%, 1/31/2026	382,000	366,511
0.38%, 7/31/2027	324,000	293,423
0.38%, 9/30/2027	351,000	315,818
0.50%, 2/28/2026	432,000	413,876
0.50%, 4/30/2027	243,000	222,934
0.50%, 5/31/2027	243,000	222,212
0.50%, 6/30/2027	270,000	246,164
0.50%, 8/31/2027	270,000	244,582
0.50%, 10/31/2027	324,000	291,625
0.63%, 7/31/2026	405,000	382,772
0.63%, 3/31/2027	162,000	149,559
0.63%, 11/30/2027	351,000	316,147
0.63%, 12/31/2027	405,000	363,741
0.63%, 5/15/2030	566,800	465,263
0.63%, 8/15/2030	708,500	575,712
0.75%, 3/31/2026	405,000	387,914
0.75%, 4/30/2026	405,000	386,822
0.75%, 5/31/2026	432,000	411,446
0.75%, 8/31/2026	432,000	407,953
0.75%, 1/31/2028	432,000	388,192
0.88%, 6/30/2026	378,000	359,705
0.88%, 9/30/2026	405,000	382,187
0.88%, 11/15/2030	735,500	602,076
1.00%, 7/31/2028	432,000	384,649
1.13%, 10/31/2026	405,000	382,915

See accompanying notes to financial statements.

SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
1.13%, 2/28/2027	$108,000	$101,107
1.13%, 2/29/2028	432,000	391,939
1.13%, 8/31/2028	432,000	385,357
1.13%, 2/15/2031	758,500	626,118
1.25%, 11/30/2026	432,000	408,409
1.25%, 12/31/2026	405,000	381,981
1.25%, 3/31/2028	405,000	367,886
1.25%, 4/30/2028	432,000	391,264
1.25%, 5/31/2028	432,000	390,217
1.25%, 6/30/2028	405,000	365,038
1.25%, 9/30/2028	432,000	386,100
1.25%, 8/15/2031	812,500	663,330
1.38%, 8/31/2026	162,000	154,602
1.38%, 10/31/2028	405,000	362,760
1.38%, 12/31/2028	405,000	361,146
1.38%, 11/15/2031	785,500	642,024
1.50%, 8/15/2026	378,000	361,817
1.50%, 1/31/2027	566,800	536,025
1.50%, 11/30/2028	405,000	363,804
1.50%, 2/15/2030	405,000	351,749
1.63%, 2/15/2026	378,000	367,236
1.63%, 5/15/2026	351,000	338,742
1.63%, 9/30/2026	135,000	129,110
1.63%, 10/31/2026	162,000	154,602
1.63%, 11/30/2026	162,000	154,254
1.63%, 8/15/2029	324,000	287,651
1.63%, 5/15/2031	758,500	640,044
1.75%, 12/31/2026	162,000	154,356
1.75%, 1/31/2029	378,000	341,381
1.75%, 11/15/2029	243,000	215,549
1.88%, 6/30/2026	162,000	156,501
1.88%, 7/31/2026	162,000	156,191
1.88%, 2/28/2027	378,000	359,632
1.88%, 2/28/2029	351,000	318,011
1.88%, 2/15/2032	745,000	626,848
2.00%, 11/15/2026	378,000	362,777
2.13%, 5/31/2026	189,000	183,515
2.25%, 3/31/2026	189,000	184,415
2.25%, 2/15/2027	324,000	310,939
2.25%, 8/15/2027	324,000	307,952
2.25%, 11/15/2027	324,000	306,357
2.38%, 4/30/2026	135,000	131,730
2.38%, 5/15/2027	405,000	387,882
2.38%, 3/31/2029	351,000	324,017
2.38%, 5/15/2029	351,000	323,523
2.50%, 2/28/2026	189,000	185,279
2.50%, 3/31/2027	378,000	364,002
2.63%, 1/31/2026	189,000	185,796
2.63%, 5/31/2027	351,000	337,947
2.63%, 2/15/2029	432,000	403,954
2.63%, 7/31/2029	270,000	250,530
2.75%, 4/30/2027	351,000	339,373
2.75%, 7/31/2027	324,000	312,078
2.75%, 2/15/2028	432,000	412,526
2.75%, 5/31/2029	324,000	302,991
Security Description	Principal Amount	Value
2.75%, 8/15/2032	$731,500	$649,092
2.88%, 5/15/2028	458,800	438,333
2.88%, 8/15/2028	458,800	436,541
2.88%, 4/30/2029	324,000	305,016
2.88%, 5/15/2032	731,500	657,321
3.13%, 8/31/2027	324,000	314,685
3.13%, 11/15/2028	432,000	413,404
3.13%, 8/31/2029	270,000	255,804
3.25%, 6/30/2027	324,000	316,457
3.25%, 6/30/2029	297,000	283,449
3.38%, 9/15/2027	389,200	380,413
3.38%, 5/15/2033	718,000	660,111
3.50%, 9/30/2026	75,400	74,463
3.50%, 1/31/2028	297,000	290,225
3.50%, 4/30/2028	297,000	289,552
3.50%, 9/30/2029	210,400	202,510
3.50%, 1/31/2030	270,000	259,073
3.50%, 4/30/2030	256,500	245,519
3.50%, 2/15/2033	731,500	680,752
3.63%, 5/15/2026	297,000	294,575
3.63%, 3/31/2028	297,000	290,898
3.63%, 5/31/2028	297,000	290,503
3.63%, 8/31/2029	210,400	203,776
3.63%, 3/31/2030	243,000	234,229
3.63%, 9/30/2031	150,800	143,378
3.75%, 4/15/2026	297,000	295,109
3.75%, 8/31/2026	299,800	297,458
3.75%, 8/15/2027	375,200	370,451
3.75%, 12/31/2028	405,000	396,014
3.75%, 5/31/2030	243,000	235,254
3.75%, 6/30/2030	243,000	235,121
3.75%, 12/31/2030	297,000	286,234
3.75%, 8/31/2031	299,800	287,340
3.88%, 1/15/2026	297,000	296,025
3.88%, 10/15/2027	254,200	251,559
3.88%, 11/30/2027	297,000	293,682
3.88%, 12/31/2027	297,000	293,682
3.88%, 9/30/2029	270,000	264,178
3.88%, 11/30/2029	243,000	237,589
3.88%, 12/31/2029	243,000	237,457
3.88%, 8/15/2033	785,500	747,943
3.88%, 8/15/2034	585,500	554,029
4.00%, 2/15/2026	297,000	296,223
4.00%, 1/15/2027	378,000	376,169
4.00%, 12/15/2027	100,000	99,242
4.00%, 2/29/2028	297,000	294,378
4.00%, 6/30/2028	297,000	293,960
4.00%, 1/31/2029	432,000	426,195
4.00%, 7/31/2029	167,800	165,191
4.00%, 10/31/2029	256,500	252,232
4.00%, 2/28/2030	256,500	251,831
4.00%, 7/31/2030	256,500	251,190
4.00%, 1/31/2031	297,000	289,877
4.00%, 2/15/2034	866,500	830,080
4.13%, 6/15/2026	297,000	296,513

See accompanying notes to financial statements.

SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 10/31/2026	$150,800	$150,476
4.13%, 2/15/2027	378,000	376,996
4.13%, 9/30/2027	324,000	322,785
4.13%, 10/31/2027	297,000	295,863
4.13%, 11/15/2027	400,000	398,344
4.13%, 7/31/2028	297,000	294,981
4.13%, 3/31/2029	485,800	481,170
4.13%, 10/31/2029	224,400	221,876
4.13%, 11/30/2029	300,000	296,695
4.13%, 8/31/2030	270,000	265,887
4.13%, 3/31/2031	310,500	304,896
4.13%, 7/31/2031	253,500	248,509
4.13%, 10/31/2031	224,400	219,772
4.13%, 11/30/2031	250,000	244,766
4.13%, 11/15/2032	704,500	687,438
4.25%, 1/31/2026	432,000	432,051
4.25%, 11/30/2026	450,000	449,982
4.25%, 12/31/2026	450,000	450,053
4.25%, 3/15/2027	405,000	404,968
4.25%, 2/28/2029	458,800	456,793
4.25%, 6/30/2029	135,000	134,293
4.25%, 2/28/2031	297,000	293,728
4.25%, 6/30/2031	235,300	232,414
4.25%, 11/15/2034	450,000	438,539
4.38%, 7/31/2026	67,500	67,627
4.38%, 8/15/2026	297,000	297,568
4.38%, 12/15/2026	378,000	378,915
4.38%, 7/15/2027	83,900	84,129
4.38%, 8/31/2028	324,000	324,304
4.38%, 11/30/2028	405,000	405,253
4.38%, 12/31/2029	205,000	204,920
4.38%, 11/30/2030	270,000	269,093
4.38%, 5/15/2034	640,200	630,797
4.50%, 3/31/2026	485,800	487,166
4.50%, 7/15/2026	297,000	298,091
4.50%, 4/15/2027	432,000	434,227
4.50%, 5/15/2027	253,500	254,807
4.50%, 5/31/2029	405,000	407,025
4.50%, 12/31/2031	275,000	275,301
4.50%, 11/15/2033	826,000	822,644
Security Description	Principal Amount	Value
4.63%, 2/28/2026	$458,800	$460,718
4.63%, 3/15/2026	297,000	298,276
4.63%, 6/30/2026	167,800	168,724
4.63%, 9/15/2026	324,000	325,936
4.63%, 10/15/2026	324,000	326,012
4.63%, 11/15/2026	351,000	353,331
4.63%, 6/15/2027	83,900	84,614
4.63%, 9/30/2028	351,000	354,345
4.63%, 4/30/2029	512,800	517,888
4.63%, 9/30/2030	270,000	272,616
4.63%, 4/30/2031	324,000	326,860
4.63%, 5/31/2031	253,500	255,679
4.88%, 4/30/2026	512,800	516,826
4.88%, 5/31/2026	167,800	169,209
4.88%, 10/31/2028	378,000	384,881
4.88%, 10/31/2030	270,000	276,075
TOTAL U.S. TREASURY OBLIGATIONS (Cost $81,064,575)		80,047,199
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (a) (b) (Cost $123,473)	123,473	123,473
TOTAL INVESTMENTS — 99.3% (Cost $81,188,048)		80,170,672
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		544,380
NET ASSETS — 100.0%		$80,715,052
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at December 31, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$80,047,199	$—	$80,047,199
Short-Term Investment	123,473	—	—	123,473
TOTAL INVESTMENTS	$123,473	$80,047,199	$—	$80,170,672
See accompanying notes to financial statements.

SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	235,074	$235,074	$2,344,549	$2,456,150	$—	$—	123,473	$123,473	$3,251
State Street Navigator Securities Lending Portfolio II	—	—	7,247,376	7,247,376	—	—	—	—	73
Total		$235,074	$9,591,925	$9,703,526	$—	$—		$123,473	$3,324
See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
ADVERTISING — 0.1%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	$5,012,000	$4,941,631
AEROSPACE & DEFENSE — 1.6%
Boeing Co.:
2.20%, 2/4/2026	30,777,000	29,841,995
2.25%, 6/15/2026	2,072,000	1,989,742
2.70%, 2/1/2027	7,828,000	7,463,137
2.75%, 2/1/2026	8,766,000	8,551,145
2.80%, 3/1/2027 (a)	187,000	178,155
3.10%, 5/1/2026	4,393,000	4,283,175
5.04%, 5/1/2027	17,152,000	17,192,993
6.26%, 5/1/2027	2,718,000	2,781,601
General Dynamics Corp.:
1.15%, 6/1/2026	3,484,000	3,330,634
2.13%, 8/15/2026	1,183,000	1,139,974
2.63%, 11/15/2027	2,815,000	2,670,563
3.50%, 4/1/2027	4,533,000	4,435,314
Hexcel Corp. 4.20%, 2/15/2027	3,500,000	3,420,935
Howmet Aerospace, Inc. 5.90%, 2/1/2027 (a)	3,723,000	3,800,587
L3Harris Technologies, Inc.:
3.85%, 12/15/2026	3,996,000	3,932,743
5.40%, 1/15/2027	4,573,000	4,627,876
Lockheed Martin Corp.:
3.55%, 1/15/2026	5,102,000	5,051,235
5.10%, 11/15/2027 (a)	1,200,000	1,219,092
Northrop Grumman Corp. 3.20%, 2/1/2027 (a)	2,334,000	2,267,925
RTX Corp.:
2.65%, 11/1/2026 (a)	3,397,000	3,285,375
3.13%, 5/4/2027 (a)	9,410,000	9,079,991
3.50%, 3/15/2027	5,114,000	4,985,536
5.00%, 2/27/2026 (a)	2,241,000	2,251,107
5.75%, 11/8/2026	4,123,000	4,196,967
7.20%, 8/15/2027 (a)	1,724,000	1,831,595
		133,809,392
AGRICULTURE — 1.2%
Altria Group, Inc.:
2.63%, 9/16/2026	3,970,000	3,834,702
4.40%, 2/14/2026	3,920,000	3,902,830
Archer-Daniels-Midland Co. 2.50%, 8/11/2026	6,625,000	6,408,296
BAT Capital Corp.:
3.22%, 9/6/2026	6,238,000	6,078,993
3.56%, 8/15/2027	9,885,000	9,564,726
4.70%, 4/2/2027	1,897,000	1,889,203
BAT International Finance PLC 1.67%, 3/25/2026	16,375,000	15,760,938
Bunge Ltd. Finance Corp.:
3.25%, 8/15/2026 (a)	4,166,000	4,069,766
Security Description	Principal Amount	Value
3.75%, 9/25/2027	$2,990,000	$2,912,021
Philip Morris International, Inc.:
0.88%, 5/1/2026	4,614,000	4,392,067
2.75%, 2/25/2026	5,476,000	5,360,018
3.13%, 8/17/2027	1,000,000	964,230
4.38%, 11/1/2027 (a)	3,500,000	3,470,880
4.75%, 2/12/2027	13,121,000	13,152,228
4.88%, 2/13/2026	6,732,000	6,752,196
5.13%, 11/17/2027 (a)	11,300,000	11,435,035
		99,948,129
AIRLINES — 0.2%
American Airlines Pass-Through Trust:
Series 2015-1, Class A, 3.38%, 11/1/2028	1,103,419	1,047,696
Series 2015-2, Class AA, 3.60%, 3/22/2029	567,447	545,096
Series 2014-1, Class A, 3.70%, 4/1/2028	176,637	171,230
Southwest Airlines Co.:
3.00%, 11/15/2026	185,000	178,804
5.13%, 6/15/2027	4,496,000	4,519,469
United Airlines Pass-Through Trust:
Series 2014-2, Class A, 3.75%, 3/3/2028	1,294,695	1,267,338
Series 2014-1, Class A, 4.00%, 10/11/2027	2,839,713	2,793,340
Series 2020-1, Class A, 5.88%, 4/15/2029	7,977,256	8,107,365
		18,630,338
APPAREL — 0.2%
NIKE, Inc.:
2.38%, 11/1/2026	7,769,000	7,489,161
2.75%, 3/27/2027 (a)	2,504,000	2,412,829
Tapestry, Inc. 4.13%, 7/15/2027 (a)	2,974,000	2,915,412
		12,817,402
AUTO MANUFACTURERS — 3.9%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	3,791,000	3,583,973
Series GMTN, 2.30%, 9/9/2026 (a)	4,076,000	3,924,536
Series MTN, 2.35%, 1/8/2027	4,828,000	4,610,257
Series GMTN, 4.40%, 10/5/2026 (a)	4,000,000	3,986,160
Series GMTN, 4.45%, 10/22/2027 (a)	4,547,000	4,514,762
4.90%, 3/12/2027 (a)	4,377,000	4,389,256
Series GMTN, 4.90%, 7/9/2027 (a)	3,629,000	3,643,661

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 4.95%, 1/9/2026	$3,947,000	$3,954,460
Series GMTN, 5.25%, 7/7/2026	5,876,000	5,920,951
Ford Motor Co. 4.35%, 12/8/2026 (a)	6,239,000	6,143,294
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	27,782,000	26,682,944
3.82%, 11/2/2027	4,000,000	3,831,720
4.13%, 8/17/2027	5,150,000	4,983,861
4.27%, 1/9/2027	3,790,000	3,712,457
Series GMTN, 4.39%, 1/8/2026	850,000	843,285
4.54%, 8/1/2026	1,690,000	1,671,038
4.95%, 5/28/2027	8,230,000	8,157,576
5.13%, 11/5/2026	2,690,000	2,687,875
5.80%, 3/5/2027	7,160,000	7,223,438
5.85%, 5/17/2027	14,955,000	15,110,083
6.95%, 3/6/2026	453,000	460,991
6.95%, 6/10/2026	350,000	357,739
7.35%, 11/4/2027	2,900,000	3,034,386
General Motors Co.:
4.20%, 10/1/2027	3,958,000	3,882,244
6.80%, 10/1/2027	11,696,000	12,212,378
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	5,966,000	5,748,002
1.50%, 6/10/2026	15,716,000	14,978,448
2.35%, 2/26/2027	5,054,000	4,789,170
2.70%, 8/20/2027	4,633,000	4,377,212
4.00%, 10/6/2026	1,037,000	1,022,285
4.35%, 1/17/2027	5,478,000	5,414,400
5.00%, 4/9/2027	7,234,000	7,238,847
5.25%, 3/1/2026 (a)	250,000	250,733
5.35%, 7/15/2027	8,514,000	8,597,437
5.40%, 4/6/2026	13,796,000	13,877,810
5.40%, 5/8/2027	5,887,000	5,948,931
Honda Motor Co. Ltd. 2.53%, 3/10/2027	3,657,000	3,494,593
PACCAR Financial Corp.:
Series MTN, 1.10%, 5/11/2026 (a)	562,000	536,710
Series MTN, 2.00%, 2/4/2027	4,000	3,802
4.45%, 8/6/2027	3,830,000	3,826,630
Series MTN, 4.45%, 3/30/2026 (a)	3,543,000	3,540,910
Series R, 4.50%, 11/25/2026	1,850,000	1,851,480
5.00%, 5/13/2027 (a)	3,000,000	3,033,450
Series MTN, 5.05%, 8/10/2026 (a)	4,146,000	4,180,826
Series DMTN, 5.20%, 11/9/2026 (a)	3,540,000	3,588,109
Toyota Motor Corp.:
1.34%, 3/25/2026	8,705,000	8,377,518
Security Description	Principal Amount	Value
5.28%, 7/13/2026	$3,969,000	$4,014,445
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	3,723,300	3,615,697
Series MTN, 0.80%, 1/9/2026 (a)	3,880,000	3,735,470
Series MTN, 1.13%, 6/18/2026	5,453,000	5,195,346
Series MTN, 1.15%, 8/13/2027 (a)	2,824,000	2,587,405
Series MTN, 1.80%, 2/13/2025	700	698
Series MTN, 1.90%, 1/13/2027 (a)	4,295,000	4,072,820
Series MTN, 3.00%, 4/1/2025	800	796
Series MTN, 3.05%, 3/22/2027 (a)	6,041,000	5,846,842
Series MTN, 3.20%, 1/11/2027	3,964,400	3,860,255
Series MTN, 4.35%, 10/8/2027	4,596,000	4,564,425
4.45%, 5/18/2026	5,325,000	5,320,580
Series MTN, 4.55%, 9/20/2027 (a)	7,880,000	7,875,981
Series MTN, 4.80%, 1/5/2026 (a)	3,749,000	3,761,034
Series B, 5.00%, 3/19/2027	3,830,000	3,862,976
Series MTN, 5.00%, 8/14/2026	6,303,000	6,350,840
5.20%, 5/15/2026 (a)	3,921,000	3,955,936
5.40%, 11/20/2026	5,632,000	5,719,240
5.45%, 11/10/2027	4,745,000	4,855,796
		323,397,210
AUTO PARTS & EQUIPMENT — 0.1%
BorgWarner, Inc. 2.65%, 7/1/2027 (a)	4,134,000	3,931,848
Lear Corp. 3.80%, 9/15/2027	4,131,000	4,010,829
		7,942,677
BANKS — 34.7%
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	10,565,000	10,395,326
Series MTN, 4.42%, 12/16/2026 (a)	7,441,000	7,431,699
4.75%, 1/18/2027	4,631,000	4,646,329
4.90%, 7/16/2027	3,595,000	3,621,315
5.00%, 3/18/2026	7,295,000	7,335,195
Banco Bilbao Vizcaya Argentaria SA 1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (b)	4,600,000	4,706,904
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (b)	13,315,000	12,588,267

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
1.85%, 3/25/2026	$14,498,000	$13,955,050
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (b)	1,841,000	1,801,989
4.25%, 4/11/2027	12,548,000	12,328,535
5.29%, 8/18/2027 (a)	9,361,000	9,413,609
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (a) (b)	7,700,000	7,753,361
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (a) (b)	6,205,000	6,256,936
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (b)	5,895,000	6,063,184
Bank of America Corp.:
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	12,865,000	12,393,626
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	29,651,000	28,268,374
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (b)	6,492,000	6,187,006
Series MTN, 3.25%, 10/21/2027 (a)	17,534,000	16,902,075
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (b)	3,300,000	3,164,139
Series GMTN, 3.50%, 4/19/2026	6,430,000	6,337,344
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (b)	22,047,000	21,686,532
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (b)	16,100,000	15,583,673
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (b)	8,900,000	8,666,108
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (b)	18,663,000	18,276,116
Series L, 4.18%, 11/25/2027 (a)	11,398,000	11,193,520
Series MTN, 4.25%, 10/22/2026 (a)	9,590,000	9,505,512
SOFR + 1.58%, 4.38%, 4/27/2028 (b)	2,069,000	2,045,807
Series MTN, 4.45%, 3/3/2026	22,001,000	21,915,856
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (b)	33,960,000	34,026,562
SOFR + 1.29%, 5.08%, 1/20/2027 (b)	15,437,000	15,484,855
SOFR + 1.34%, 5.93%, 9/15/2027 (b)	15,556,000	15,828,852
SOFR + 1.99%, 6.20%, 11/10/2028 (a) (b)	12,095,000	12,523,405
6.22%, 9/15/2026	2,381,000	2,433,977
Bank of America NA 5.53%, 8/18/2026	8,727,000	8,849,265
Security Description	Principal Amount	Value
Bank of Montreal:
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (b)	$3,520,000	$3,379,658
Series MTN, 1.25%, 9/15/2026 (a)	4,044,000	3,822,267
Series MTN, 2.65%, 3/8/2027 (a)	4,015,000	3,854,801
5 yr. USD Swap + 1.43%, 3.80%, 12/15/2032 (b)	7,000,000	6,695,990
Series F2F, SOFR + 0.88%, 4.57%, 9/10/2027 (b)	7,821,000	7,796,520
Series H, 4.70%, 9/14/2027	4,416,000	4,412,865
5.27%, 12/11/2026 (a)	7,241,000	7,325,502
5.30%, 6/5/2026	8,203,000	8,277,975
5.37%, 6/4/2027 (a)	7,527,000	7,643,443
Bank of New York Mellon Corp.:
Series MTN, 0.75%, 1/28/2026	3,694,000	3,548,974
Series MTN, 1.05%, 10/15/2026 (a)	4,021,000	3,784,445
Series MTN, 2.05%, 1/26/2027 (a)	3,707,000	3,530,324
Series MTN, 2.45%, 8/17/2026	4,093,000	3,964,521
Series MTN, 2.80%, 5/4/2026	2,335,000	2,285,405
Series MTN, 3.25%, 5/16/2027 (a)	6,831,000	6,628,393
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (b)	6,261,000	6,093,268
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (b)	2,777,000	2,727,208
SOFR + 0.84%, 4.89%, 7/21/2028 (b)	3,900,000	3,913,806
SOFR + 1.03%, 4.95%, 4/26/2027 (a) (b)	6,727,000	6,753,572
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (a) (b)	6,600,000	6,772,788
Bank of Nova Scotia:
1.05%, 3/2/2026 (a)	5,009,000	4,807,388
1.30%, 9/15/2026	4,682,000	4,428,095
1.35%, 6/24/2026	3,762,000	3,588,120
1.95%, 2/2/2027 (a)	4,755,000	4,497,136
2.70%, 8/3/2026 (a)	3,855,000	3,740,969
2.95%, 3/11/2027	4,078,000	3,927,236
SOFR + 1.00%, 4.40%, 9/8/2028 (a) (b)	3,785,000	3,745,560
4.75%, 2/2/2026 (a)	3,850,000	3,852,849
5.35%, 12/7/2026	9,080,000	9,199,402
Series GMTN, 5.40%, 6/4/2027 (a)	6,864,000	6,972,588
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (b)	15,239,000	14,488,327
4.34%, 1/10/2028 (a)	3,986,000	3,897,989

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 1/12/2026	$904,000	$899,742
SOFR + 1.34%, 4.84%, 9/10/2028 (a) (b)	3,145,000	3,124,589
5.20%, 5/12/2026	33,132,000	33,143,596
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (b)	8,242,000	8,329,200
SOFR + 1.49%, 5.67%, 3/12/2028 (b)	3,900,000	3,946,215
SOFR + 2.21%, 5.83%, 5/9/2027 (b)	8,906,000	9,000,493
SOFR + 1.88%, 6.50%, 9/13/2027 (b)	5,708,000	5,844,136
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (b)	6,678,000	7,075,007
BPCE SA Series MTN, 3.38%, 12/2/2026 (a)	3,335,000	3,255,360
Canadian Imperial Bank of Commerce:
1.25%, 6/22/2026	3,515,000	3,346,175
3.45%, 4/7/2027 (a)	1,880,000	1,828,695
SOFR + 0.93%, 4.51%, 9/11/2027 (a) (b)	9,008,000	8,964,581
5.24%, 6/28/2027 (a)	5,741,000	5,805,299
5.62%, 7/17/2026	6,028,000	6,107,931
5.93%, 10/2/2026 (a)	3,918,000	3,996,948
Citibank NA:
SOFR + 0.71%, 4.88%, 11/19/2027 (b)	19,450,000	19,457,002
4.93%, 8/6/2026	11,035,000	11,079,471
5.44%, 4/30/2026	10,533,000	10,633,906
5.49%, 12/4/2026	16,833,000	17,085,327
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (a) (b)	25,653,000	24,631,754
SOFR + 0.77%, 1.46%, 6/9/2027 (b)	15,131,000	14,407,284
SOFR + 1.28%, 3.07%, 2/24/2028 (b)	2,170,000	2,086,477
3.20%, 10/21/2026	8,515,000	8,283,903
3.40%, 5/1/2026 (a)	13,237,000	13,009,324
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (b)	12,506,000	12,028,146
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (b)	10,468,000	10,134,699
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (b)	18,268,000	17,896,977
4.45%, 9/29/2027	20,397,000	20,114,298
4.60%, 3/9/2026	16,052,000	16,008,018
SOFR + 1.89%, 4.66%, 5/24/2028 (b)	805,000	799,421
SOFR + 1.55%, 5.61%, 9/29/2026 (b)	16,935,000	17,021,877
Security Description	Principal Amount	Value
Citizens Bank NA:
3.75%, 2/18/2026	$5,705,000	$5,632,775
SOFR + 2.00%, 4.58%, 8/9/2028 (b)	2,600,000	2,574,104
Citizens Financial Group, Inc. 2.85%, 7/27/2026	1,299,000	1,255,925
Commonwealth Bank of Australia:
4.58%, 11/27/2026	7,584,000	7,590,674
5.32%, 3/13/2026 (a)	3,997,000	4,033,213
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	8,159,000	7,996,310
4.33%, 8/28/2026	2,650,000	2,643,825
5.04%, 3/5/2027	7,735,000	7,808,173
5.50%, 10/5/2026	7,057,000	7,171,182
Deutsche Bank AG:
1.69%, 3/19/2026 (a)	506,000	487,921
SOFR + 1.22%, 2.31%, 11/16/2027 (b)	17,636,000	16,761,783
SOFR + 1.32%, 2.55%, 1/7/2028 (a) (b)	6,193,000	5,885,394
4.10%, 1/13/2026 (a)	2,092,000	2,076,959
4.10%, 1/13/2026	1,252,000	1,240,995
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (b)	2,750,000	2,665,217
5.37%, 9/9/2027 (a)	2,580,000	2,618,055
SOFR + 1.59%, 5.71%, 2/8/2028 (a) (b)	4,051,000	4,093,454
SOFR + 2.52%, 7.15%, 7/13/2027 (b)	4,810,000	4,956,801
Discover Bank:
3.45%, 7/27/2026	6,457,000	6,313,977
4.25%, 3/13/2026	2,851,000	2,827,023
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (a) (b)	3,358,000	3,169,180
2.55%, 5/5/2027	3,500,000	3,323,390
SOFR + 1.36%, 4.06%, 4/25/2028 (a) (b)	1,342,000	1,313,160
SOFR + 2.19%, 6.36%, 10/27/2028 (b)	6,600,000	6,822,354
Fifth Third Bank, Inc.:
Series BKNT, 2.25%, 2/1/2027	3,909,000	3,712,182
Series BKNT, 3.85%, 3/15/2026	4,108,000	4,061,497
Goldman Sachs Bank USA:
SOFR + 0.78%, 5.28%, 3/18/2027 (b)	39,371,000	39,603,683
SOFR + 0.75%, 5.41%, 5/21/2027 (b)	14,639,000	14,750,696
Goldman Sachs Group, Inc.:
SOFR + 0.80%, 1.43%, 3/9/2027 (b)	16,848,000	16,168,352
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	22,244,000	21,035,039

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.91%, 1.95%, 10/21/2027 (a) (b)	$13,027,000	$12,358,715
SOFR + 1.11%, 2.64%, 2/24/2028 (b)	13,458,000	12,830,050
3.50%, 1/23/2025	9,053,000	9,045,033
3.50%, 11/16/2026 (a)	12,014,400	11,745,878
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	5,380,000	5,229,521
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (b)	434,000	421,310
3.75%, 5/22/2025	13,315,000	13,265,069
3.75%, 2/25/2026 (a)	8,600,000	8,510,990
3.85%, 1/26/2027	8,688,000	8,529,010
SOFR + 1.51%, 4.39%, 6/15/2027 (b)	3,610,000	3,587,437
SOFR + 1.73%, 4.48%, 8/23/2028 (b)	7,750,000	7,659,557
5.95%, 1/15/2027 (a)	3,575,000	3,663,767
HSBC Holdings PLC:
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	7,790,000	7,434,386
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	10,455,000	9,632,714
SOFR + 1.93%, 2.10%, 6/4/2026 (b)	11,969,000	11,824,055
SOFR + 1.10%, 2.25%, 11/22/2027 (b)	1,845,000	1,755,665
3.90%, 5/25/2026	7,056,000	6,976,338
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (b)	12,915,000	12,637,457
4.30%, 3/8/2026 (a)	534,000	531,287
SOFR + 2.11%, 4.76%, 6/9/2028 (b)	1,506,000	1,495,036
SOFR + 1.04%, 5.13%, 11/19/2028 (b)	8,825,000	8,821,382
SOFR + 2.61%, 5.21%, 8/11/2028 (a) (b)	9,550,000	9,581,801
SOFR + 1.06%, 5.60%, 5/17/2028 (b)	12,384,000	12,514,156
SOFR + 1.57%, 5.89%, 8/14/2027 (b)	5,502,000	5,579,688
SOFR + 3.35%, 7.39%, 11/3/2028 (b)	10,700,000	11,338,041
HSBC USA, Inc. 5.29%, 3/4/2027 (a)	16,290,000	16,479,941
Huntington Bancshares, Inc. SOFR + 1.97%, 4.44%, 8/4/2028 (a) (b)	3,828,000	3,785,854
Huntington National Bank SOFR + 1.65%, 4.55%, 5/17/2028 (b)	3,918,000	3,884,932
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (b)	12,515,000	12,026,540
3.95%, 3/29/2027	14,706,000	14,431,439
Security Description	Principal Amount	Value
SOFR + 1.83%, 4.02%, 3/28/2028 (a) (b)	$2,533,000	$2,480,187
SOFR + 1.56%, 6.08%, 9/11/2027 (a) (b)	4,363,000	4,444,544
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (b)	283,000	271,754
Series MTN, 1.05%, 6/23/2027	1,000	922
SOFR + 0.77%, 1.47%, 9/22/2027 (b)	10,626,000	10,048,796
SOFR + 0.89%, 1.58%, 4/22/2027 (b)	20,460,000	19,646,920
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	150,000	140,799
2.95%, 10/1/2026 (a)	7,612,000	7,416,676
SOFR + 1.17%, 2.95%, 2/24/2028 (b)	10,354,000	9,952,679
3.20%, 6/15/2026	5,331,000	5,229,871
3.30%, 4/1/2026	11,115,000	10,948,942
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (b)	10,906,000	10,590,598
3.63%, 12/1/2027	9,000,000	8,745,570
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (b)	24,990,000	24,450,216
3.90%, 7/15/2025	9,790,000	9,751,525
3 mo. USD Term SOFR + 1.51%, 3.96%, 1/29/2027 (b)	1,927,000	1,910,293
SOFR + 1.32%, 4.08%, 4/26/2026 (a) (b)	8,556,000	8,531,273
4.13%, 12/15/2026 (a)	15,995,500	15,831,066
4.25%, 10/1/2027	8,006,000	7,946,275
SOFR + 1.56%, 4.32%, 4/26/2028 (b)	22,486,000	22,213,695
SOFR + 0.86%, 4.51%, 10/22/2028 (a) (b)	7,043,000	6,980,740
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	14,875,000	14,869,050
SOFR + 0.93%, 4.98%, 7/22/2028 (b)	8,075,000	8,096,883
SOFR + 1.19%, 5.04%, 1/23/2028 (b)	15,019,000	15,068,112
SOFR + 0.93%, 5.57%, 4/22/2028 (b)	7,527,000	7,657,217
SOFR + 1.33%, 6.07%, 10/22/2027 (a) (b)	12,597,000	12,892,778
7.63%, 10/15/2026	2,636,000	2,767,853
8.00%, 4/29/2027	9,312,000	9,980,695
JPMorgan Chase Bank NA 5.11%, 12/8/2026	25,963,000	26,243,141
KeyBank NA:
3.40%, 5/20/2026 (a)	7,093,000	6,933,053
4.39%, 12/14/2027	750,000	737,542

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.70%, 1/26/2026 (a)	$3,861,000	$3,851,849
5.85%, 11/15/2027 (a)	6,805,000	6,970,430
KeyCorp Series MTN, 2.25%, 4/6/2027	458,000	432,105
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (a) (b)	4,453,000	4,258,716
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (b)	10,667,000	10,247,147
3.75%, 1/11/2027	6,040,000	5,905,852
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (b)	2,110,000	2,053,199
4.58%, 12/10/2025	18,314,000	18,224,445
4.65%, 3/24/2026 (a)	6,445,000	6,406,330
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (a) (b)	4,415,000	4,420,519
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (b)	8,667,000	8,737,549
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (b)	7,700,000	7,813,883
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (a) (b)	2,750,000	2,717,385
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (b)	1,875,000	1,867,125
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027 (a)	2,401,000	2,309,330
4.65%, 1/27/2026 (a)	11,586,000	11,557,614
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	8,225,000	8,077,526
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (b)	14,602,000	13,887,962
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (b)	5,963,000	5,641,654
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (b)	6,818,000	6,486,713
2.76%, 9/13/2026 (a)	4,735,000	4,585,043
3.29%, 7/25/2027 (a)	3,931,000	3,808,196
3.68%, 2/22/2027 (a)	3,960,000	3,878,701
3.85%, 3/1/2026	12,224,000	12,101,027
1 yr. CMT + 1.30%, 4.08%, 4/19/2028 (b)	3,901,000	3,833,162
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (b)	4,223,000	4,237,485
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (a) (b)	4,500,000	4,556,655
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.23%, 5/22/2027 (b)	10,260,000	9,766,494
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (b)	5,055,000	4,811,753
2.84%, 9/13/2026	1,545,000	1,499,824
3.17%, 9/11/2027	6,590,000	6,320,337
Security Description	Principal Amount	Value
3.66%, 2/28/2027 (a)	$3,975,000	$3,879,401
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (b)	3,300,000	3,343,164
Morgan Stanley:
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (b)	51,166,000	48,691,101
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	18,786,000	18,009,387
SOFR + 1.00%, 2.48%, 1/21/2028 (b)	10,254,000	9,766,012
Series MTN, 3.13%, 7/27/2026 (a)	16,832,000	16,444,191
3.59%, 7/22/2028 (b)	11,046,000	10,653,315
3.63%, 1/20/2027 (a)	750,000	735,960
Series GMTN, 3.88%, 1/27/2026	17,078,000	16,944,792
3.95%, 4/23/2027 (a)	14,865,000	14,561,308
SOFR + 1.61%, 4.21%, 4/20/2028 (b)	6,932,000	6,831,902
Series GMTN, 4.35%, 9/8/2026	9,342,000	9,276,419
SOFR + 1.30%, 5.05%, 1/28/2027 (b)	5,567,000	5,584,202
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (b)	5,868,000	5,964,059
Series MTN, 6.25%, 8/9/2026	3,914,000	4,008,327
SOFR + 2.24%, 6.30%, 10/18/2028 (b)	9,100,000	9,427,782
Morgan Stanley Bank NA:
SOFR + 0.68%, 4.45%, 10/15/2027 (b)	18,182,000	18,058,362
4.75%, 4/21/2026	187,000	187,215
SOFR + 1.08%, 4.95%, 1/14/2028 (b)	15,858,000	15,875,127
SOFR + 0.93%, 4.97%, 7/14/2028 (b)	4,360,000	4,372,426
SOFR + 0.87%, 5.50%, 5/26/2028 (b)	9,915,000	10,045,382
5.88%, 10/30/2026	10,846,000	11,081,467
National Australia Bank Ltd.:
2.50%, 7/12/2026 (a)	7,445,000	7,223,288
3.38%, 1/14/2026	4,270,000	4,218,418
3.91%, 6/9/2027 (a)	3,479,000	3,424,032
4.50%, 10/26/2027	7,395,000	7,370,449
4.97%, 1/12/2026	4,926,000	4,946,492
5.09%, 6/11/2027 (a)	6,295,000	6,361,979
National Bank of Canada SOFR + 1.04%, 5.60%, 7/2/2027 (b)	8,795,000	8,892,888
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (b)	11,697,000	11,157,417
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (b)	3,969,000	3,795,158
4.80%, 4/5/2026	9,775,000	9,774,609

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 2.27%, 5.52%, 9/30/2028 (a) (b)	$4,000,000	$4,049,240
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (a) (b)	12,819,000	12,965,649
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (b)	3,500,000	3,534,055
Northern Trust Corp.:
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (b)	342,000	327,831
4.00%, 5/10/2027	3,246,000	3,202,504
PNC Bank NA 3.10%, 10/25/2027	6,075,000	5,823,616
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026 (a)	1,496,000	1,414,184
2.60%, 7/23/2026	4,828,000	4,678,477
3.15%, 5/19/2027 (a)	4,068,000	3,924,928
SOFR + 1.09%, 4.76%, 1/26/2027 (b)	6,993,000	6,982,371
SOFR + 0.80%, 5.10%, 7/23/2027 (a) (b)	4,601,000	4,622,027
SOFR + 1.34%, 5.30%, 1/21/2028 (b)	3,909,000	3,941,054
SOFR + 1.62%, 5.35%, 12/2/2028 (b)	6,530,000	6,617,894
SOFR + 1.73%, 6.62%, 10/20/2027 (b)	18,077,000	18,616,960
Royal Bank of Canada:
Series GMTN, 0.88%, 1/20/2026	3,797,000	3,654,878
Series GMTN, 1.15%, 7/14/2026	4,226,000	4,017,278
1.20%, 4/27/2026	9,325,000	8,925,703
Series GMTN, 1.40%, 11/2/2026 (a)	3,538,000	3,340,933
2.05%, 1/21/2027	3,658,000	3,472,905
3.63%, 5/4/2027	3,973,000	3,881,065
Series GMTN, 4.24%, 8/3/2027	4,156,000	4,107,042
Series GMTN, SOFR + 0.72%, 4.51%, 10/18/2027 (a) (b)	7,648,000	7,616,567
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (a) (b)	5,120,000	5,074,637
Series GMTN, 4.65%, 1/27/2026 (a)	15,816,000	15,789,745
Series GMTN, 4.88%, 1/19/2027	4,215,000	4,231,312
Series GMTN, SOFR + 0.79%, 5.07%, 7/23/2027 (b)	9,920,000	9,966,624
Series GMTN, 5.20%, 7/20/2026	4,947,000	4,994,145
Series MTN, 6.00%, 11/1/2027 (a)	11,592,000	11,972,565
Security Description	Principal Amount	Value
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (b)	$5,377,000	$5,099,493
3.24%, 10/5/2026	4,930,000	4,786,981
4.40%, 7/13/2027 (a)	3,970,000	3,923,472
SOFR + 1.23%, 6.12%, 5/31/2027 (a) (b)	4,588,000	4,655,031
Santander U.K. Group Holdings PLC:
SOFR + 0.99%, 1.67%, 6/14/2027 (b)	6,264,000	5,959,758
SOFR + 1.22%, 2.47%, 1/11/2028 (b)	3,955,000	3,745,741
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (b)	2,010,000	1,934,585
Standard Chartered Bank Series DMTN, 4.85%, 12/3/2027	2,750,000	2,754,537
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	3,970,000	3,820,410
1.40%, 9/17/2026	15,088,000	14,273,852
2.17%, 1/14/2027	3,385,000	3,216,732
2.63%, 7/14/2026	11,586,000	11,233,554
3.01%, 10/19/2026	6,939,000	6,737,075
3.35%, 10/18/2027 (a)	3,450,000	3,327,111
3.36%, 7/12/2027 (a)	7,159,000	6,936,999
3.45%, 1/11/2027 (a)	4,187,000	4,086,721
3.78%, 3/9/2026	7,324,000	7,248,123
5.46%, 1/13/2026	13,585,000	13,682,540
5.88%, 7/13/2026	3,893,000	3,959,181
Synchrony Bank 5.63%, 8/23/2027 (a)	3,048,000	3,070,220
Toronto-Dominion Bank:
Series MTN, 0.75%, 1/6/2026	4,337,000	4,172,281
Series MTN, 1.15%, 6/12/2025	4,170,000	4,105,657
Series MTN, 1.20%, 6/3/2026 (a)	7,337,000	6,988,052
Series MTN, 1.25%, 9/10/2026 (a)	9,155,000	8,649,736
1.95%, 1/12/2027	211,000	199,560
Series MTN, 2.80%, 3/10/2027 (a)	12,640,000	12,121,760
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (b)	3,829,000	3,720,869
4.11%, 6/8/2027	10,996,000	10,816,105
4.57%, 12/17/2026 (a)	6,295,000	6,280,396
Series MTN, 4.69%, 9/15/2027 (a)	8,446,000	8,425,307
Series GMTN, 4.98%, 4/5/2027	3,875,000	3,889,492
5.10%, 1/9/2026 (a)	3,420,000	3,434,672
5.26%, 12/11/2026 (a)	3,990,000	4,033,690

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 5.53%, 7/17/2026	$8,128,000	$8,223,341
Truist Bank:
3.30%, 5/15/2026	12,482,000	12,220,752
3.80%, 10/30/2026	4,473,000	4,389,534
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	3,511,000	3,198,802
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (b)	5,028,000	4,821,601
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (b)	11,522,000	11,704,163
U.S. Bancorp:
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b)	4,106,000	3,890,394
Series V, 2.38%, 7/22/2026	4,719,000	4,562,329
Series MTN, 3.10%, 4/27/2026	6,918,000	6,771,269
Series X, 3.15%, 4/27/2027	4,235,000	4,097,235
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (a) (b)	7,764,000	7,694,823
SOFR + 1.88%, 6.79%, 10/26/2027 (b)	11,066,000	11,432,174
U.S. Bank NA SOFR + 0.69%, 4.51%, 10/22/2027 (b)	8,800,000	8,748,696
UBS AG:
1.25%, 6/1/2026	3,175,000	3,028,188
1.25%, 8/7/2026	6,370,000	6,029,906
5.00%, 7/9/2027	4,087,000	4,110,214
UBS Group AG 4.55%, 4/17/2026 (a)	17,323,000	17,267,393
Wachovia Corp. 7.57%, 8/1/2026 (c)	420,000	436,409
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b)	6,900,000	6,497,868
3.00%, 4/22/2026 (a)	21,334,000	20,868,705
3.00%, 10/23/2026	16,463,000	15,963,019
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (b)	22,199,000	21,681,985
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (b)	11,174,000	10,841,797
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (b)	15,968,000	15,477,303
Series MTN, SOFR + 1.32%, 3.91%, 4/25/2026 (b)	8,755,000	8,724,795
Series MTN, 4.10%, 6/3/2026	18,927,000	18,736,973
Series GMTN, 4.30%, 7/22/2027	19,120,000	18,872,587
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (b)	9,653,000	9,616,126
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (b)	9,725,000	9,883,128
Security Description	Principal Amount	Value
Wells Fargo Bank NA:
4.81%, 1/15/2026	$9,034,000	$9,062,547
5.25%, 12/11/2026	19,992,000	20,227,306
5.45%, 8/7/2026	22,922,000	23,198,898
Westpac Banking Corp.:
1.15%, 6/3/2026 (a)	13,668,000	13,039,135
2.70%, 8/19/2026	4,556,000	4,427,931
2.85%, 5/13/2026	8,426,000	8,240,459
3.35%, 3/8/2027 (a)	3,963,000	3,864,599
4.04%, 8/26/2027 (a)	3,852,000	3,808,896
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (b)	2,825,000	2,781,693
Series GMTN, 4.60%, 10/20/2026 (a)	6,560,000	6,573,317
5.20%, 4/16/2026	8,042,000	8,108,749
5.46%, 11/18/2027 (a)	4,695,000	4,804,910
		2,873,361,417
BEVERAGES — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	3,727,000	3,693,867
Coca-Cola Co.:
1.45%, 6/1/2027 (a)	2,036,000	1,901,013
2.90%, 5/25/2027	5,557,000	5,374,175
3.38%, 3/25/2027 (a)	2,327,000	2,278,785
Constellation Brands, Inc.:
3.50%, 5/9/2027	3,897,000	3,785,429
3.70%, 12/6/2026 (a)	3,724,000	3,660,469
4.35%, 5/9/2027	4,042,000	4,001,297
5.00%, 2/2/2026	150,000	149,824
Diageo Capital PLC:
5.30%, 10/24/2027	3,807,000	3,873,318
5.38%, 10/5/2026 (a)	4,884,000	4,953,646
Keurig Dr. Pepper, Inc.:
2.55%, 9/15/2026	2,237,000	2,161,412
3.43%, 6/15/2027	2,463,000	2,390,489
5.10%, 3/15/2027 (a)	3,541,000	3,573,258
Molson Coors Beverage Co. 3.00%, 7/15/2026 (a)	8,074,100	7,873,943
Pepsico Singapore Financing I Pte. Ltd. 4.65%, 2/16/2027 (a)	5,549,000	5,569,032
PepsiCo, Inc.:
2.38%, 10/6/2026	3,812,000	3,682,468
2.63%, 3/19/2027 (a)	2,472,000	2,381,624
2.85%, 2/24/2026	3,886,000	3,818,966
3.00%, 10/15/2027	8,815,000	8,487,611
4.55%, 2/13/2026 (a)	3,400,000	3,407,174
5.13%, 11/10/2026	3,799,000	3,846,829
		80,864,629
BIOTECHNOLOGY — 0.8%
Amgen, Inc.:
2.20%, 2/21/2027	7,930,000	7,520,812

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.60%, 8/19/2026 (a)	$8,076,000	$7,816,518
3.20%, 11/2/2027	4,124,000	3,967,329
5.51%, 3/2/2026	358,000	357,889
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027	6,557,000	6,350,061
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (a)	3,950,000	3,601,571
2.95%, 3/1/2027	3,225,000	3,114,770
3.65%, 3/1/2026	16,673,000	16,485,762
Illumina, Inc.:
4.65%, 9/9/2026	5,329,000	5,313,706
5.75%, 12/13/2027	4,500,000	4,617,675
Royalty Pharma PLC 1.75%, 9/2/2027	4,884,000	4,499,580
		63,645,673
BUILDING MATERIALS — 0.0% (d)
Lennox International, Inc. 1.70%, 8/1/2027	2,504,000	2,310,040
CHEMICALS — 0.9%
Air Products & Chemicals, Inc. 1.85%, 5/15/2027 (a)	3,971,000	3,733,971
Albemarle Corp. 4.65%, 6/1/2027	1,067,000	1,057,845
Celanese U.S. Holdings LLC:
1.40%, 8/5/2026 (a)	4,694,000	4,393,021
6.17%, 7/15/2027 (c)	8,133,000	8,258,899
Ecolab, Inc.:
1.65%, 2/1/2027	3,841,000	3,619,682
2.70%, 11/1/2026	3,170,000	3,069,606
3.25%, 12/1/2027 (a)	3,900,000	3,757,767
EIDP, Inc. 4.50%, 5/15/2026	3,877,000	3,872,580
FMC Corp.:
3.20%, 10/1/2026	848,000	823,416
5.15%, 5/18/2026	3,938,000	3,942,529
Linde, Inc. 3.20%, 1/30/2026	1,213,000	1,196,673
LYB International Finance II BV 3.50%, 3/2/2027 (a)	1,459,000	1,417,200
Mosaic Co. 4.05%, 11/15/2027	3,993,000	3,910,425
Nutrien Ltd.:
4.00%, 12/15/2026 (a)	3,929,000	3,875,448
5.20%, 6/21/2027	2,626,000	2,653,967
PPG Industries, Inc. 1.20%, 3/15/2026	3,800,000	3,639,184
RPM International, Inc. 3.75%, 3/15/2027 (a)	2,218,000	2,168,494
Sherwin-Williams Co.:
3.45%, 6/1/2027	4,164,000	4,049,323
3.95%, 1/15/2026	2,860,000	2,840,295
4.55%, 3/1/2028	5,000,000	4,964,200
Westlake Corp. 3.60%, 8/15/2026	3,987,000	3,907,419
		71,151,944
Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 0.7%
Cintas Corp. No. 2 3.70%, 4/1/2027	$3,770,000	$3,694,449
Equifax, Inc. 5.10%, 12/15/2027	6,504,000	6,541,593
Global Payments, Inc.:
1.20%, 3/1/2026	5,250,000	5,031,652
2.15%, 1/15/2027	5,305,000	5,028,769
4.80%, 4/1/2026	4,483,000	4,474,796
4.95%, 8/15/2027	3,377,000	3,382,471
GXO Logistics, Inc. 1.65%, 7/15/2026	5,749,000	5,465,402
Leland Stanford Junior University 1.29%, 6/1/2027 (a)	2,252,000	2,076,141
PayPal Holdings, Inc.:
2.65%, 10/1/2026	5,514,000	5,339,261
3.90%, 6/1/2027 (a)	2,500,000	2,463,425
Quanta Services, Inc. 4.75%, 8/9/2027	3,165,000	3,159,683
S&P Global, Inc.:
2.45%, 3/1/2027	12,118,000	11,584,687
2.95%, 1/22/2027	2,654,000	2,567,931
		60,810,260
COMPUTERS — 2.5%
Apple, Inc.:
0.55%, 8/20/2025	200	195
0.70%, 2/8/2026	10,332,000	9,927,709
2.05%, 9/11/2026	9,222,000	8,874,976
2.45%, 8/4/2026	31,069,000	30,149,358
2.90%, 9/12/2027	10,858,000	10,441,813
3.00%, 6/20/2027 (a)	2,050,000	1,987,967
3.00%, 11/13/2027	12,254,000	11,831,727
3.20%, 5/11/2027	10,961,000	10,656,065
3.25%, 2/23/2026	14,427,000	14,246,085
3.35%, 2/9/2027	12,690,000	12,431,124
CGI, Inc. 1.45%, 9/14/2026	3,876,000	3,667,432
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	11,548,000	11,576,870
6.02%, 6/15/2026	10,156,000	10,304,278
6.10%, 7/15/2027	2,251,000	2,316,617
DXC Technology Co. 1.80%, 9/15/2026 (a)	5,406,000	5,114,887
Fortinet, Inc. 1.00%, 3/15/2026 (a)	4,212,000	4,028,104
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	3,315,000	3,174,842
HP, Inc.:
1.45%, 6/17/2026 (a)	3,950,000	3,767,826
3.00%, 6/17/2027	4,758,000	4,559,211
International Business Machines Corp.:
1.70%, 5/15/2027 (a)	5,834,000	5,447,381

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.20%, 2/9/2027	$4,717,000	$4,483,886
3.30%, 5/15/2026	8,340,000	8,192,465
3.30%, 1/27/2027	4,587,000	4,466,683
3.45%, 2/19/2026 (a)	7,134,000	7,039,546
4.15%, 7/27/2027	6,273,000	6,197,849
4.50%, 2/6/2026 (a)	1,382,000	1,380,494
6.22%, 8/1/2027 (a)	1,581,000	1,640,366
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	6,432,000	6,116,382
NetApp, Inc. 2.38%, 6/22/2027 (a)	2,931,000	2,767,802
		206,789,940
CONSTRUCTION MATERIALS — 0.3%
Carrier Global Corp. 2.49%, 2/15/2027	1,430,000	1,367,480
Johnson Controls International PLC 3.90%, 2/14/2026	3,984,000	3,946,750
Martin Marietta Materials, Inc.:
3.45%, 6/1/2027 (a)	1,927,000	1,865,664
3.50%, 12/15/2027	4,500,000	4,346,100
Owens Corning:
3.40%, 8/15/2026	3,468,000	3,392,848
5.50%, 6/15/2027	4,087,000	4,158,359
Trane Technologies Financing Ltd. 3.50%, 3/21/2026	3,915,000	3,859,368
Vulcan Materials Co. 3.90%, 4/1/2027	3,987,000	3,919,899
		26,856,468
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc. 5.35%, 3/22/2026	3,976,000	4,013,891
DIVERSIFIED FINANCIAL SERVICES — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	4,968,000	4,806,540
2.45%, 10/29/2026	14,491,000	13,876,437
3.65%, 7/21/2027	4,422,000	4,292,303
4.45%, 4/3/2026	4,061,000	4,038,868
4.63%, 10/15/2027 (a)	3,350,000	3,328,058
6.10%, 1/15/2027	6,114,000	6,250,892
6.45%, 4/15/2027	897,000	925,022
6.50%, 7/15/2025	10,859,000	10,936,968
Air Lease Corp.:
1.88%, 8/15/2026	3,975,000	3,790,202
2.20%, 1/15/2027	3,019,000	2,865,514
Series MTN, 2.88%, 1/15/2026 (a)	5,466,000	5,347,169
3.63%, 4/1/2027 (a)	4,191,000	4,087,021
3.63%, 12/1/2027	3,000,000	2,899,560
Series GMTN, 3.75%, 6/1/2026	4,258,000	4,191,958
Security Description	Principal Amount	Value
Series MTN, 5.30%, 6/25/2026	$5,523,000	$5,559,562
5.85%, 12/15/2027	4,000,000	4,100,960
Aircastle Ltd. 4.25%, 6/15/2026 (a)	3,845,000	3,806,588
Ally Financial, Inc.:
4.75%, 6/9/2027 (a)	4,779,000	4,744,352
7.10%, 11/15/2027 (a)	7,864,000	8,298,722
American Express Co.:
1.65%, 11/4/2026 (a)	4,636,000	4,394,835
2.55%, 3/4/2027	5,404,000	5,172,547
3.13%, 5/20/2026	4,609,000	4,516,590
3.30%, 5/3/2027	8,720,000	8,461,103
4.90%, 2/13/2026 (a)	6,318,000	6,338,976
SOFR + 0.93%, 5.04%, 7/26/2028 (b)	3,763,000	3,776,697
SOFR + 1.00%, 5.10%, 2/16/2028 (b)	7,199,000	7,238,379
SOFR + 0.97%, 5.39%, 7/28/2027 (b)	7,276,000	7,355,017
SOFR + 0.75%, 5.65%, 4/23/2027 (b)	17,002,000	17,182,221
5.85%, 11/5/2027	13,244,000	13,649,796
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	1,487,000	1,441,765
Ameriprise Financial, Inc. 2.88%, 9/15/2026	2,164,000	2,106,459
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	1,515,000	1,382,634
BlackRock Funding, Inc. 4.60%, 7/26/2027	3,980,000	3,988,199
Blackrock, Inc. 3.20%, 3/15/2027	2,549,000	2,482,446
Brookfield Finance, Inc. 4.25%, 6/2/2026	2,798,000	2,778,274
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (b)	6,213,000	5,871,844
3.65%, 5/11/2027	7,887,000	7,679,493
3.75%, 7/28/2026 (a)	8,467,000	8,314,086
3.75%, 3/9/2027	4,248,000	4,149,574
SOFR + 2.06%, 4.93%, 5/10/2028 (b)	503,000	501,240
SOFR + 2.44%, 7.15%, 10/29/2027 (b)	12,584,000	13,059,046
Cboe Global Markets, Inc. 3.65%, 1/12/2027 (a)	3,961,000	3,888,355
Charles Schwab Corp.:
0.90%, 3/11/2026	6,605,000	6,321,051
1.15%, 5/13/2026	5,436,000	5,191,706
2.45%, 3/3/2027 (a)	8,967,000	8,559,809
3.20%, 3/2/2027	4,797,000	4,647,525
3.30%, 4/1/2027	5,302,000	5,148,613
3.45%, 2/13/2026	2,187,000	2,155,442
5.88%, 8/24/2026	150,000	152,699

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Discover Financial Services:
4.10%, 2/9/2027	$3,721,000	$3,653,650
4.50%, 1/30/2026	3,622,000	3,606,534
Eaton Vance Corp. 3.50%, 4/6/2027 (a)	4,318,000	4,206,682
Intercontinental Exchange, Inc.:
3.10%, 9/15/2027	3,651,000	3,507,917
4.00%, 9/15/2027 (a)	8,477,000	8,351,964
Invesco Finance PLC 3.75%, 1/15/2026 (a)	5,843,000	5,780,714
Jefferies Financial Group, Inc.:
4.85%, 1/15/2027	3,806,000	3,811,519
6.45%, 6/8/2027	1,516,000	1,567,665
Lazard Group LLC 3.63%, 3/1/2027	2,158,000	2,100,209
Legg Mason, Inc. 4.75%, 3/15/2026 (a)	2,236,000	2,236,604
LPL Holdings, Inc. 5.70%, 5/20/2027	6,550,000	6,629,845
Mastercard, Inc.:
2.95%, 11/21/2026	3,917,000	3,812,142
3.30%, 3/26/2027	3,994,000	3,894,869
Nasdaq, Inc. 3.85%, 6/30/2026	455,000	449,572
Nomura Holdings, Inc.:
1.65%, 7/14/2026	4,341,000	4,129,116
2.33%, 1/22/2027	3,996,000	3,786,130
5.39%, 7/6/2027	3,300,000	3,322,671
5.59%, 7/2/2027 (a)	3,819,000	3,865,057
5.71%, 1/9/2026	4,610,000	4,641,164
ORIX Corp.:
3.70%, 7/18/2027 (a)	2,300,000	2,234,611
5.00%, 9/13/2027 (a)	2,548,000	2,563,772
Radian Group, Inc. 4.88%, 3/15/2027	5,844,000	5,799,001
Synchrony Financial:
3.70%, 8/4/2026	3,608,000	3,529,923
3.95%, 12/1/2027	7,750,000	7,497,272
Visa, Inc.:
0.75%, 8/15/2027 (a)	2,500,000	2,279,675
1.90%, 4/15/2027	10,221,000	9,663,444
2.75%, 9/15/2027	3,175,000	3,038,443
Voya Financial, Inc. 3.65%, 6/15/2026	2,945,000	2,896,849
Western Union Co. 1.35%, 3/15/2026	5,078,000	4,857,209
		383,767,340
ELECTRIC — 4.8%
AEP Transmission Co. LLC 3.10%, 12/1/2026	4,071,000	3,957,093
AES Corp. 1.38%, 1/15/2026	3,923,000	3,776,476
Alabama Power Co. 3.75%, 9/1/2027 (a)	5,285,000	5,169,311
Security Description	Principal Amount	Value
Algonquin Power & Utilities Corp. 5.37%, 6/15/2026 (c)	$4,082,000	$4,103,635
Ameren Corp.:
1.95%, 3/15/2027	2,281,000	2,144,482
3.65%, 2/15/2026	1,380,000	1,362,446
5.70%, 12/1/2026	4,651,000	4,726,904
American Electric Power Co., Inc.:
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (b)	58,000	54,646
5.75%, 11/1/2027	3,028,000	3,100,399
Appalachian Power Co. Series X, 3.30%, 6/1/2027	1,000,000	965,490
Arizona Public Service Co. 2.95%, 9/15/2027 (a)	2,100,000	1,999,095
Baltimore Gas & Electric Co. 2.40%, 8/15/2026 (a)	2,036,000	1,966,654
Black Hills Corp.:
3.15%, 1/15/2027	1,635,000	1,577,857
3.95%, 1/15/2026	3,856,000	3,816,013
CenterPoint Energy Houston Electric LLC:
Series Z, 2.40%, 9/1/2026	3,796,000	3,660,445
Series AA, 3.00%, 2/1/2027 (a)	2,001,000	1,936,168
CenterPoint Energy, Inc.:
1.45%, 6/1/2026	3,603,000	3,441,045
5.25%, 8/10/2026 (a)	3,963,000	3,993,040
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	898,000	879,645
CMS Energy Corp.:
3.00%, 5/15/2026	1,635,000	1,595,449
3.45%, 8/15/2027 (a)	2,659,000	2,573,088
Commonwealth Edison Co.:
2.55%, 6/15/2026 (a)	3,625,000	3,520,201
Series 122, 2.95%, 8/15/2027 (a)	1,459,000	1,400,290
Connecticut Light & Power Co. Series A, 3.20%, 3/15/2027 (a)	3,470,000	3,365,345
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026 (a)	3,966,000	3,803,830
Series D, 2.85%, 8/15/2026	4,096,000	3,976,315
Series B, 3.60%, 3/15/2027 (a)	1,110,000	1,083,227
DTE Electric Co. 4.85%, 12/1/2026 (a)	3,762,000	3,790,365
DTE Energy Co.:
Series F, 1.05%, 6/1/2025	400	394
2.85%, 10/1/2026	2,300,000	2,228,447
4.95%, 7/1/2027 (a)	4,997,000	5,016,388
Duke Energy Carolinas LLC 2.95%, 12/1/2026	3,869,000	3,756,799
Duke Energy Corp.:
2.65%, 9/1/2026	6,448,000	6,241,922

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.15%, 8/15/2027	$4,013,000	$3,852,600
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (b)	1,202,000	1,120,685
4.85%, 1/5/2027	3,939,000	3,949,438
5.00%, 12/8/2027	4,500,000	4,534,200
Duke Energy Florida LLC 3.20%, 1/15/2027 (a)	3,748,000	3,648,715
Edison International 5.75%, 6/15/2027 (a)	4,228,000	4,298,354
Emera U.S. Finance LP 3.55%, 6/15/2026	4,520,000	4,427,430
Enel Americas SA 4.00%, 10/25/2026 (a)	1,765,000	1,724,899
Entergy Arkansas LLC 3.50%, 4/1/2026	3,871,000	3,819,129
Entergy Corp. 2.95%, 9/1/2026	3,981,000	3,865,073
Entergy Louisiana LLC:
2.40%, 10/1/2026	1,736,000	1,671,664
3.12%, 9/1/2027	1,300,000	1,249,781
Evergy Kansas Central, Inc.:
2.55%, 7/1/2026 (a)	1,787,000	1,733,694
3.10%, 4/1/2027	568,000	549,619
Eversource Energy:
Series U, 1.40%, 8/15/2026	3,911,000	3,700,041
2.90%, 3/1/2027	3,755,000	3,602,735
4.60%, 7/1/2027	1,246,000	1,237,403
4.75%, 5/15/2026	3,715,000	3,710,356
5.00%, 1/1/2027 (a)	3,776,000	3,786,875
Exelon Corp.:
2.75%, 3/15/2027	4,311,000	4,127,567
3.40%, 4/15/2026	4,328,000	4,256,804
FirstEnergy Corp.:
Series A, 1.60%, 1/15/2026	1,442,000	1,391,169
Series B, 3.90%, 7/15/2027	7,926,000	7,729,039
Florida Power & Light Co.:
2.85%, 4/1/2025	503	501
Series A, 3.30%, 5/30/2027	1,389,000	1,344,955
4.45%, 5/15/2026 (a)	3,714,000	3,714,743
Fortis, Inc. 3.06%, 10/4/2026	3,571,000	3,459,228
Georgia Power Co.:
3.25%, 4/1/2026	1,489,000	1,464,387
3.25%, 3/30/2027	7,358,000	7,140,350
5.00%, 2/23/2027	5,574,000	5,617,923
ITC Holdings Corp.:
3.25%, 6/30/2026	3,995,000	3,904,993
3.35%, 11/15/2027	3,450,000	3,322,626
MidAmerican Energy Co. 3.10%, 5/1/2027	3,394,000	3,283,152
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026	4,615,000	4,381,343
3.05%, 4/25/2027	4,008,000	3,863,391
4.12%, 9/16/2027	1,646,000	1,623,944
Security Description	Principal Amount	Value
4.45%, 3/13/2026	$500,000	$499,150
Series GMTN, 4.80%, 2/5/2027	3,917,000	3,926,792
Series MTN, 5.10%, 5/6/2027	3,985,000	4,016,601
Series MTN, 5.60%, 11/13/2026	3,876,000	3,942,900
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	4,007,000	3,785,333
3.55%, 5/1/2027 (a)	14,673,000	14,298,252
4.63%, 7/15/2027 (a)	4,573,000	4,566,552
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (a) (b)	3,000,000	2,890,290
4.95%, 1/29/2026	6,191,000	6,205,487
NSTAR Electric Co. 3.20%, 5/15/2027	3,532,000	3,411,806
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	4,203,000	3,919,802
2.95%, 3/1/2026 (a)	10,217,000	9,986,709
3.30%, 3/15/2027	1,354,000	1,307,057
3.30%, 12/1/2027	7,000,000	6,687,730
5.45%, 6/15/2027	3,769,000	3,811,816
PPL Capital Funding, Inc. 3.10%, 5/15/2026	1,994,000	1,947,580
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026 (a)	1,526,000	1,461,282
Series MTN, 2.25%, 9/15/2026 (a)	3,839,000	3,693,924
Series MTN, 3.00%, 5/15/2027	963,000	929,805
Public Service Enterprise Group, Inc. 5.85%, 11/15/2027 (a)	4,000,000	4,112,280
San Diego Gas & Electric Co. 2.50%, 5/15/2026	3,588,000	3,488,612
Sempra:
3.25%, 6/15/2027	3,220,000	3,099,186
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (b)	685,000	656,011
5.40%, 8/1/2026	4,510,000	4,547,343
Sierra Pacific Power Co. 2.60%, 5/1/2026	2,283,000	2,222,112
Southern California Edison Co.:
Series 20C, 1.20%, 2/1/2026 (a)	5,133,000	4,944,722
4.40%, 9/6/2026	3,872,000	3,856,977
Series D, 4.70%, 6/1/2027 (a)	3,591,000	3,592,113
4.88%, 2/1/2027	3,985,000	3,998,390
4.90%, 6/1/2026	1,159,000	1,161,712
5.35%, 3/1/2026	3,612,000	3,636,959
5.85%, 11/1/2027	3,653,000	3,755,247

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Southern Co.:
3.25%, 7/1/2026	$8,105,000	$7,940,955
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (b)	180,000	172,334
Series B, 5 yr. CMT + 3.73%, 4.00%, 1/15/2051 (b)	1,886,000	1,844,489
5.11%, 8/1/2027	4,903,000	4,942,812
Southern Power Co. 0.90%, 1/15/2026	3,863,000	3,709,987
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	3,248,000	3,125,615
Series K, 2.75%, 10/1/2026	3,629,000	3,499,445
Union Electric Co. 2.95%, 6/15/2027 (a)	2,650,000	2,545,722
Virginia Electric & Power Co.:
Series B, 2.95%, 11/15/2026	2,052,000	1,991,220
Series A, 3.15%, 1/15/2026	3,916,000	3,860,158
Series A, 3.50%, 3/15/2027	3,985,000	3,884,419
Series B, 3.75%, 5/15/2027	3,932,000	3,849,585
WEC Energy Group, Inc.:
1.38%, 10/15/2027	3,979,000	3,629,922
4.75%, 1/9/2026	3,947,000	3,948,184
5.15%, 10/1/2027	1,652,000	1,669,263
5.60%, 9/12/2026	3,796,000	3,844,665
Wisconsin Power & Light Co. 3.05%, 10/15/2027	2,300,000	2,200,157
Xcel Energy, Inc.:
1.75%, 3/15/2027	1,066,000	997,915
3.35%, 12/1/2026	3,921,000	3,821,603
		397,930,692
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
0.88%, 10/15/2026 (a)	3,952,000	3,712,351
1.80%, 10/15/2027	900,000	836,595
		4,548,946
ELECTRONICS — 0.9%
Allegion U.S. Holding Co., Inc. 3.55%, 10/1/2027	1,453,000	1,401,404
Amphenol Corp.:
4.75%, 3/30/2026	3,090,000	3,090,433
5.05%, 4/5/2027	6,459,000	6,515,968
Avnet, Inc. 4.63%, 4/15/2026	4,000,000	3,976,480
Flex Ltd. 3.75%, 2/1/2026	4,259,000	4,198,352
Fortive Corp. 3.15%, 6/15/2026	3,358,000	3,282,244
Honeywell International, Inc.:
1.10%, 3/1/2027	4,751,000	4,422,611
2.50%, 11/1/2026	8,322,000	8,038,053
4.65%, 7/30/2027	4,797,000	4,814,125
Security Description	Principal Amount	Value
Hubbell, Inc.:
3.15%, 8/15/2027	$3,406,000	$3,261,415
3.35%, 3/1/2026	586,000	576,395
Jabil, Inc.:
1.70%, 4/15/2026	4,626,000	4,439,618
4.25%, 5/15/2027	4,173,000	4,114,620
Keysight Technologies, Inc. 4.60%, 4/6/2027	3,746,000	3,728,544
TD SYNNEX Corp. 1.75%, 8/9/2026	4,421,000	4,197,121
Tyco Electronics Group SA:
3.13%, 8/15/2027	3,031,000	2,915,337
3.70%, 2/15/2026	3,857,000	3,817,427
4.50%, 2/13/2026	3,520,000	3,519,930
Vontier Corp. 1.80%, 4/1/2026	2,954,000	2,835,190
		73,145,267
ENTERTAINMENT — 0.3%
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	25,315,000	24,391,256
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
2.90%, 7/1/2026 (a)	1,895,000	1,852,419
3.38%, 11/15/2027	2,007,000	1,940,869
Veralto Corp. 5.50%, 9/18/2026	3,910,000	3,956,216
Waste Management, Inc.:
3.15%, 11/15/2027 (a)	4,836,000	4,651,749
4.95%, 7/3/2027 (a)	6,686,000	6,753,328
		19,154,581
FOOD — 1.6%
Campbell's Co.:
5.20%, 3/19/2027	3,562,000	3,595,803
5.30%, 3/20/2026	2,312,000	2,327,051
Conagra Brands, Inc.:
1.38%, 11/1/2027	5,804,000	5,271,135
5.30%, 10/1/2026	6,138,000	6,198,889
Flowers Foods, Inc. 3.50%, 10/1/2026	4,250,000	4,149,275
General Mills, Inc.:
3.20%, 2/10/2027	3,960,000	3,845,160
4.70%, 1/30/2027	3,934,000	3,932,662
Hershey Co. 2.30%, 8/15/2026 (a)	3,991,000	3,858,579
Hormel Foods Corp. 4.80%, 3/30/2027	13,190,000	13,253,444
Ingredion, Inc. 3.20%, 10/1/2026	4,014,000	3,904,418
J.M. Smucker Co.:
3.38%, 12/15/2027	4,500,000	4,359,600
3.50%, 3/15/2025	500	498
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 2.50%, 1/15/2027	6,011,000	5,708,707

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Kellanova:
3.25%, 4/1/2026	$4,604,000	$4,527,620
3.40%, 11/15/2027	3,000,000	2,894,340
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	9,135,000	8,915,943
3.88%, 5/15/2027 (a)	8,505,000	8,334,219
Kroger Co.:
2.65%, 10/15/2026	4,287,000	4,136,140
3.50%, 2/1/2026 (a)	3,645,000	3,598,672
3.70%, 8/1/2027 (a)	3,086,000	3,011,350
McCormick & Co., Inc.:
0.90%, 2/15/2026	3,772,000	3,614,557
3.40%, 8/15/2027 (a)	3,605,000	3,491,731
Mondelez International, Inc. 2.63%, 3/17/2027 (a)	11,689,000	11,182,399
Sysco Corp.:
3.25%, 7/15/2027 (a)	3,821,000	3,686,004
3.30%, 7/15/2026	5,781,000	5,662,721
Tyson Foods, Inc.:
3.55%, 6/2/2027	6,427,000	6,236,761
4.00%, 3/1/2026	6,338,000	6,290,211
		135,987,889
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	969,000	928,292
Suzano International Finance BV 5.50%, 1/17/2027 (a)	8,382,000	8,392,478
		9,320,770
GAS — 0.4%
Atmos Energy Corp. 3.00%, 6/15/2027	2,704,000	2,603,655
National Fuel Gas Co.:
3.95%, 9/15/2027	3,277,000	3,184,457
5.50%, 1/15/2026	6,749,000	6,776,873
5.50%, 10/1/2026	3,600,000	3,627,324
NiSource, Inc. 3.49%, 5/15/2027	3,901,000	3,794,464
Southern California Gas Co.:
Series TT, 2.60%, 6/15/2026	3,882,000	3,774,197
2.95%, 4/15/2027	5,286,000	5,085,079
Southern Co. Gas Capital Corp. 3.25%, 6/15/2026	4,362,000	4,272,274
Southwest Gas Corp. 5.80%, 12/1/2027	1,000,000	1,024,280
Spire, Inc. 5.30%, 3/1/2026	2,620,000	2,633,152
		36,775,755
HAND & MACHINE TOOLS — 0.2%
Regal Rexnord Corp. 6.05%, 2/15/2026	8,866,000	8,947,213
Security Description	Principal Amount	Value
Snap-on, Inc. 3.25%, 3/1/2027	$2,200,000	$2,136,486
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	3,987,000	3,921,015
		15,004,714
HEALTH CARE PRODUCTS — 0.9%
Abbott Laboratories 3.75%, 11/30/2026	11,279,000	11,145,344
Agilent Technologies, Inc.:
3.05%, 9/22/2026	2,884,000	2,804,921
4.20%, 9/9/2027	5,931,000	5,858,642
Baxter International, Inc.:
1.92%, 2/1/2027	13,808,000	13,017,906
2.60%, 8/15/2026	3,954,000	3,821,027
GE HealthCare Technologies, Inc. 5.65%, 11/15/2027	7,460,000	7,646,052
Smith & Nephew PLC 5.15%, 3/20/2027	3,767,000	3,792,465
Solventum Corp. 5.45%, 2/25/2027 (e)	7,238,000	7,302,491
Stryker Corp. 3.50%, 3/15/2026	3,888,900	3,836,905
Thermo Fisher Scientific, Inc.:
4.80%, 11/21/2027	3,995,000	4,023,165
5.00%, 12/5/2026	10,365,000	10,459,632
Zimmer Biomet Holdings, Inc. 3.05%, 1/15/2026	3,983,000	3,918,077
		77,626,627
HEALTH CARE SERVICES — 1.8%
Centene Corp. 4.25%, 12/15/2027	2,900,000	2,807,374
Cigna Group:
1.25%, 3/15/2026	4,600,000	4,413,838
3.05%, 10/15/2027	3,950,000	3,779,439
3.40%, 3/1/2027	7,343,000	7,139,379
4.50%, 2/25/2026	3,677,000	3,668,249
5.69%, 3/15/2026 (a)	3,941,000	3,938,044
CommonSpirit Health 6.07%, 11/1/2027	3,070,000	3,168,332
Elevance Health, Inc.:
1.50%, 3/15/2026	3,441,000	3,313,717
3.65%, 12/1/2027	13,500,000	13,132,800
4.50%, 10/30/2026	2,935,000	2,929,042
HCA, Inc.:
3.13%, 3/15/2027 (a)	5,475,000	5,269,304
4.50%, 2/15/2027	13,804,000	13,672,310
5.25%, 6/15/2026	18,164,000	18,206,504
5.38%, 9/1/2026	1,119,000	1,123,476
5.88%, 2/15/2026	50,000	50,252
Humana, Inc.:
1.35%, 2/3/2027	4,970,000	4,619,516
3.95%, 3/15/2027 (a)	2,904,000	2,847,111
Icon Investments Six DAC 5.81%, 5/8/2027 (a)	975,000	991,107

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Kaiser Foundation Hospitals 3.15%, 5/1/2027	$1,334,000	$1,291,472
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	5,546,000	5,302,808
3.60%, 9/1/2027 (a)	2,550,000	2,480,487
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026 (a)	1,084,000	1,046,298
Quest Diagnostics, Inc.:
3.45%, 6/1/2026	2,955,000	2,905,770
4.60%, 12/15/2027	2,500,000	2,497,025
SSM Health Care Corp. Series A, 3.82%, 6/1/2027 (a)	777,000	761,911
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	3,860,000	3,689,079
1.25%, 1/15/2026	3,406,000	3,293,977
2.95%, 10/15/2027	4,763,000	4,559,667
3.10%, 3/15/2026 (a)	5,194,000	5,118,427
3.38%, 4/15/2027 (a)	1,665,000	1,622,026
3.45%, 1/15/2027 (a)	1,850,000	1,811,446
3.70%, 5/15/2027 (a)	3,958,000	3,877,455
4.60%, 4/15/2027 (a)	3,885,000	3,888,613
4.75%, 7/15/2026 (a)	3,585,000	3,597,297
Universal Health Services, Inc. 1.65%, 9/1/2026	4,112,000	3,892,625
		146,706,177
HOME BUILDERS — 0.3%
DR Horton, Inc.:
1.30%, 10/15/2026	3,891,000	3,661,548
1.40%, 10/15/2027 (a)	2,238,000	2,045,532
Lennar Corp.:
4.75%, 11/29/2027	2,500,000	2,492,675
5.00%, 6/15/2027	4,008,000	4,017,178
5.25%, 6/1/2026 (a)	3,882,000	3,901,022
Meritage Homes Corp. 5.13%, 6/6/2027 (a)	3,184,000	3,192,820
PulteGroup, Inc. 5.00%, 1/15/2027	2,103,000	2,104,577
Toll Brothers Finance Corp. 4.88%, 3/15/2027	320,000	319,629
		21,734,981
HOME FURNISHINGS — 0.0% (d)
Leggett & Platt, Inc. 3.50%, 11/15/2027	1,545,000	1,459,376
HOUSEHOLD PRODUCTS — 0.8%
Colgate-Palmolive Co.:
3.10%, 8/15/2027	2,150,000	2,080,254
4.80%, 3/2/2026	3,677,000	3,694,613
Conopco, Inc. Series E, 7.25%, 12/15/2026	3,629,000	3,819,595
Security Description	Principal Amount	Value
Estee Lauder Cos., Inc. 3.15%, 3/15/2027	$2,517,000	$2,437,715
Haleon U.S. Capital LLC 3.38%, 3/24/2027	5,798,000	5,629,626
Procter & Gamble Co.:
1.00%, 4/23/2026 (a)	3,965,000	3,802,673
1.90%, 2/1/2027	3,978,000	3,781,606
2.45%, 11/3/2026	4,000,000	3,868,160
2.70%, 2/2/2026	2,192,000	2,151,952
2.80%, 3/25/2027 (a)	3,045,000	2,945,063
2.85%, 8/11/2027	18,029,000	17,357,961
Unilever Capital Corp.:
2.00%, 7/28/2026	3,566,000	3,437,053
2.90%, 5/5/2027	6,004,000	5,794,520
4.25%, 8/12/2027	4,227,000	4,201,596
		65,002,387
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 3.15%, 8/1/2027	2,144,000	2,073,805
Clorox Co. 3.10%, 10/1/2027	1,810,000	1,734,831
Kimberly-Clark Corp.:
1.05%, 9/15/2027	2,600,000	2,376,218
2.75%, 2/15/2026	3,473,000	3,405,763
		9,590,617
INSURANCE — 1.5%
Aflac, Inc.:
1.13%, 3/15/2026 (a)	3,627,000	3,479,889
2.88%, 10/15/2026	1,150,000	1,115,914
Allstate Corp. 3.28%, 12/15/2026	3,688,000	3,603,655
American National Group, Inc. 5.00%, 6/15/2027 (a)	3,850,000	3,829,518
Aon Corp. 8.21%, 1/1/2027	2,251,000	2,370,461
Aon Corp./Aon Global Holdings PLC 2.85%, 5/28/2027	4,001,000	3,825,156
Aon North America, Inc. 5.13%, 3/1/2027	3,699,000	3,725,670
Arch Capital Finance LLC 4.01%, 12/15/2026	3,564,000	3,521,909
Arthur J Gallagher & Co. 4.60%, 12/15/2027 (a)	1,810,000	1,802,905
AXIS Specialty Finance PLC 4.00%, 12/6/2027	2,500,000	2,436,875
Berkshire Hathaway Finance Corp. 2.30%, 3/15/2027 (a)	2,389,000	2,285,676
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	9,853,000	9,703,333
Brighthouse Financial, Inc. 3.70%, 6/22/2027	5,598,000	5,432,355
Chubb INA Holdings LLC 3.35%, 5/3/2026 (a)	5,530,000	5,446,718

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CNA Financial Corp.:
3.45%, 8/15/2027	$2,445,000	$2,363,655
4.50%, 3/1/2026	3,030,000	3,020,880
Corebridge Financial, Inc.:
3.65%, 4/5/2027	4,239,000	4,119,375
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (b)	6,750,000	6,928,268
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	2,242,000	2,228,593
Jackson Financial, Inc. 5.17%, 6/8/2027 (a)	2,639,000	2,651,773
Lincoln National Corp. 3.63%, 12/12/2026 (a)	1,638,000	1,605,027
Loews Corp. 3.75%, 4/1/2026	3,644,000	3,606,139
Manulife Financial Corp.:
2.48%, 5/19/2027	2,900,000	2,759,089
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (a) (b)	778,000	759,211
4.15%, 3/4/2026 (a)	6,663,000	6,624,688
Markel Group, Inc. 3.50%, 11/1/2027	2,000,000	1,930,500
Marsh & McLennan Cos., Inc.:
3.75%, 3/14/2026 (a)	2,849,000	2,822,390
4.55%, 11/8/2027	6,853,000	6,847,106
Mercury General Corp. 4.40%, 3/15/2027	2,555,000	2,505,126
Munich Re America Corp. Series B, 7.45%, 12/15/2026	86,000	90,502
Old Republic International Corp. 3.88%, 8/26/2026	1,919,000	1,888,488
Principal Financial Group, Inc. 3.10%, 11/15/2026	2,228,000	2,163,722
Progressive Corp.:
2.45%, 1/15/2027	1,923,000	1,843,657
2.50%, 3/15/2027	1,075,000	1,029,323
Prudential Financial, Inc.:
Series MTN, 1.50%, 3/10/2026 (a)	2,765,000	2,667,893
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (a) (b)	1,950,000	1,882,374
Reinsurance Group of America, Inc. 3.95%, 9/15/2026	2,553,000	2,517,973
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027 (a)	1,080,000	1,044,641
Trinity Acquisition PLC 4.40%, 3/15/2026	2,035,000	2,020,002
Willis North America, Inc. 4.65%, 6/15/2027	4,156,000	4,146,857
		124,647,286
Security Description	Principal Amount	Value
INTERNET — 1.8%
Alibaba Group Holding Ltd. 3.40%, 12/6/2027	$5,550,000	$5,353,419
Alphabet, Inc.:
0.80%, 8/15/2027 (a)	3,950,000	3,613,026
2.00%, 8/15/2026	11,410,000	10,990,226
Amazon.com, Inc.:
1.00%, 5/12/2026 (a)	24,711,000	23,642,496
1.20%, 6/3/2027	6,762,000	6,268,847
3.15%, 8/22/2027	21,846,000	21,123,553
3.30%, 4/13/2027 (a)	16,350,000	15,961,034
4.55%, 12/1/2027	15,500,000	15,590,520
5.20%, 12/3/2025	300	302
Baidu, Inc.:
1.63%, 2/23/2027 (a)	2,009,000	1,882,614
1.72%, 4/9/2026 (a)	3,135,000	3,014,710
3.63%, 7/6/2027	2,610,000	2,542,453
Booking Holdings, Inc. 3.60%, 6/1/2026	3,999,000	3,947,813
eBay, Inc.:
1.40%, 5/10/2026	3,713,000	3,553,675
3.60%, 6/5/2027	3,825,000	3,729,719
5.95%, 11/22/2027 (a)	1,000,000	1,032,720
Expedia Group, Inc.:
4.63%, 8/1/2027	3,367,000	3,353,431
5.00%, 2/15/2026	3,969,200	3,977,535
JD.com, Inc. 3.88%, 4/29/2026	521,000	513,878
Meta Platforms, Inc. 3.50%, 8/15/2027 (a)	13,107,000	12,805,932
Netflix, Inc. 4.38%, 11/15/2026 (a)	4,029,000	4,017,638
VeriSign, Inc. 4.75%, 7/15/2027 (a)	2,600,000	2,598,596
		149,514,137
INVESTMENT COMPANY SECURITY — 2.1%
ARES Capital Corp.:
2.15%, 7/15/2026	4,807,000	4,599,289
2.88%, 6/15/2027 (a)	1,950,000	1,854,586
7.00%, 1/15/2027	10,695,000	11,085,047
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	803,000	764,906
2.95%, 3/10/2026	4,169,000	4,046,723
Barings BDC, Inc. 3.30%, 11/23/2026	3,097,000	2,974,266
BlackRock TCP Capital Corp. 2.85%, 2/9/2026 (a)	4,410,000	4,285,947
Blackstone Private Credit Fund:
2.63%, 12/15/2026 (a)	16,397,000	15,622,078
3.25%, 3/15/2027	5,704,000	5,459,469
4.95%, 9/26/2027 (e)	2,645,000	2,614,556

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Blackstone Secured Lending Fund:
2.13%, 2/15/2027	$1,004,000	$938,901
2.75%, 9/16/2026 (a)	4,717,000	4,527,424
3.63%, 1/15/2026	7,256,000	7,142,444
5.88%, 11/15/2027 (a)	3,175,000	3,226,149
Blue Owl Capital Corp.:
2.63%, 1/15/2027	3,536,000	3,338,833
3.13%, 4/13/2027	5,265,000	4,964,000
3.40%, 7/15/2026	7,910,000	7,665,818
4.25%, 1/15/2026	5,536,000	5,475,658
8.45%, 11/15/2026 (a)	2,276,000	2,390,756
Blue Owl Credit Income Corp.:
3.13%, 9/23/2026	3,066,000	2,943,268
4.70%, 2/8/2027	3,621,000	3,572,334
7.75%, 9/16/2027 (a)	3,365,000	3,533,351
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	4,194,000	3,934,265
FS KKR Capital Corp.:
2.63%, 1/15/2027	5,879,000	5,562,298
3.25%, 7/15/2027	3,271,000	3,101,857
3.40%, 1/15/2026	8,379,000	8,216,699
Goldman Sachs BDC, Inc.:
2.88%, 1/15/2026 (a)	658,000	643,563
6.38%, 3/11/2027 (a)	8,590,000	8,793,841
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	5,696,000	5,288,223
2.50%, 8/24/2026	7,509,000	7,154,875
Main Street Capital Corp.:
3.00%, 7/14/2026	8,551,000	8,243,335
6.50%, 6/4/2027	6,192,000	6,304,880
Morgan Stanley Direct Lending Fund 4.50%, 2/11/2027	2,687,000	2,645,620
New Mountain Finance Corp. 6.20%, 10/15/2027 (a)	3,210,000	3,208,267
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	6,065,000	5,711,047
Sixth Street Specialty Lending, Inc. 2.50%, 8/1/2026 (a)	3,813,000	3,663,263
		175,497,836
IRON/STEEL — 0.2%
ArcelorMittal SA:
4.55%, 3/11/2026	3,858,000	3,834,312
6.55%, 11/29/2027	6,750,000	7,018,920
Nucor Corp. 4.30%, 5/23/2027 (a)	6,964,000	6,908,427
Steel Dynamics, Inc. 1.65%, 10/15/2027 (a)	1,450,000	1,334,160
		19,095,819
Security Description	Principal Amount	Value
IT SERVICES — 0.6%
Accenture Capital, Inc. 3.90%, 10/4/2027	$5,949,000	$5,862,085
Hewlett Packard Enterprise Co. 4.40%, 9/25/2027 (a)	23,333,000	23,079,603
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2027	19,351,000	19,364,546
4.70%, 2/5/2026 (a)	3,952,000	3,956,545
		52,262,779
LODGING — 0.6%
Hyatt Hotels Corp.:
4.85%, 3/15/2026	2,872,000	2,869,904
5.75%, 1/30/2027	13,153,000	13,355,819
Las Vegas Sands Corp.:
3.50%, 8/18/2026	750,000	730,545
5.90%, 6/1/2027	16,808,000	17,051,716
Marriott International, Inc.:
Series R, 3.13%, 6/15/2026	4,020,000	3,929,832
5.00%, 10/15/2027	4,751,000	4,785,492
5.45%, 9/15/2026	3,262,000	3,303,525
Sands China Ltd.:
2.30%, 3/8/2027 (a)	1,672,000	1,555,712
3.80%, 1/8/2026	1,386,000	1,360,304
		48,942,849
MACHINERY, CONSTRUCTION & MINING — 0.7%
Caterpillar Financial Services Corp.:
0.90%, 3/2/2026	4,307,000	4,135,538
Series MTN, 1.10%, 9/14/2027 (a)	3,904,000	3,580,436
Series MTN, 1.15%, 9/14/2026	7,852,000	7,434,038
Series MTN, 1.70%, 1/8/2027 (a)	2,635,000	2,493,659
2.40%, 8/9/2026	2,430,000	2,351,900
Series MTN, 3.60%, 8/12/2027 (a)	3,250,000	3,179,313
Series DMTN, 4.35%, 5/15/2026	4,923,000	4,917,535
4.40%, 10/15/2027	6,906,000	6,877,824
4.45%, 10/16/2026 (a)	5,481,000	5,482,370
4.50%, 1/8/2027 (a)	3,729,000	3,736,607
4.60%, 11/15/2027	2,800,000	2,801,680
4.80%, 1/6/2026	3,959,000	3,971,986
5.00%, 5/14/2027	6,096,000	6,161,044
5.05%, 2/27/2026 (a)	3,895,000	3,921,564
		61,045,494
MACHINERY-DIVERSIFIED — 1.2%
AGCO Corp. 5.45%, 3/21/2027	3,823,000	3,859,242
CNH Industrial Capital LLC:
1.45%, 7/15/2026	1,946,000	1,849,984
1.88%, 1/15/2026	3,916,000	3,796,210

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 10/8/2027	$1,688,000	$1,671,542
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (a)	2,000,000	1,953,980
Ingersoll Rand, Inc. 5.20%, 6/15/2027	9,637,000	9,747,151
John Deere Capital Corp.:
Series MTN, 1.05%, 6/17/2026	3,945,000	3,756,271
Series MTN, 1.30%, 10/13/2026 (a)	3,174,000	3,005,111
Series MTN, 1.70%, 1/11/2027	7,494,000	7,088,125
Series MTN, 1.75%, 3/9/2027	2,194,000	2,066,529
Series MTN, 2.25%, 9/14/2026	3,994,000	3,849,777
Series MTN, 2.35%, 3/8/2027 (a)	4,110,000	3,922,789
Series MTN, 2.65%, 6/10/2026	3,523,000	3,435,136
Series MTN, 2.80%, 9/8/2027	1,730,000	1,657,081
Series MTN, 4.15%, 9/15/2027 (a)	6,245,000	6,183,674
4.20%, 7/15/2027	3,769,000	3,741,373
4.50%, 1/8/2027	3,841,000	3,845,686
Series MTN, 4.75%, 6/8/2026	3,946,000	3,962,731
Series MTN, 4.80%, 1/9/2026	3,809,000	3,820,617
Series MTN, 4.85%, 3/5/2027 (a)	3,263,000	3,283,981
Series MTN, 4.90%, 6/11/2027	3,906,000	3,935,022
Series MTN, 4.95%, 3/6/2026 (a)	3,962,000	3,982,048
Series FXD, 5.05%, 3/3/2026	3,610,000	3,636,281
Series MTN, 5.15%, 9/8/2026	3,582,000	3,627,670
Otis Worldwide Corp.:
2.06%, 4/5/2025	400	397
2.29%, 4/5/2027	3,868,000	3,666,671
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026	3,793,000	3,698,820
Xylem, Inc. 3.25%, 11/1/2026 (a)	3,591,000	3,502,087
		102,545,986
MEDIA — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.15%, 11/10/2026	6,427,000	6,549,756
Security Description	Principal Amount	Value
Comcast Corp.:
2.35%, 1/15/2027	$11,314,000	$10,812,563
3.30%, 2/1/2027	20,434,600	19,892,266
3.30%, 4/1/2027	8,431,000	8,190,801
5.35%, 11/15/2027	4,000,000	4,077,800
Discovery Communications LLC 4.90%, 3/11/2026	9,556,000	9,535,168
FactSet Research Systems, Inc. 2.90%, 3/1/2027	3,960,000	3,803,223
Paramount Global:
2.90%, 1/15/2027	3,368,000	3,220,246
4.00%, 1/15/2026	2,065,000	2,040,592
TCI Communications, Inc. 7.88%, 2/15/2026	4,346,000	4,498,110
Thomson Reuters Corp. 3.35%, 5/15/2026 (a)	3,794,000	3,725,822
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	3,618,000	3,473,135
Series MTN, 2.95%, 6/15/2027 (a)	6,648,000	6,408,738
3.00%, 2/13/2026	3,941,000	3,879,087
Walt Disney Co.:
1.75%, 1/13/2026	6,666,000	6,485,085
3.38%, 11/15/2026	3,939,000	3,858,487
3.70%, 3/23/2027	3,993,000	3,928,633
		104,379,512
MINING — 0.2%
BHP Billiton Finance USA Ltd.:
4.88%, 2/27/2026	3,836,000	3,846,319
5.25%, 9/8/2026	3,957,000	3,996,926
6.42%, 3/1/2026	2,937,000	2,996,592
Freeport-McMoRan, Inc. 5.00%, 9/1/2027	2,200,000	2,200,550
Kinross Gold Corp. 4.50%, 7/15/2027	2,765,000	2,737,958
Newmont Corp./Newcrest Finance Pty. Ltd. 5.30%, 3/15/2026	3,909,000	3,933,158
		19,711,503
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
Series MTN, 2.25%, 9/19/2026 (a)	7,432,000	7,139,848
2.88%, 10/15/2027	4,000,000	3,827,120
Carlisle Cos., Inc. 3.75%, 12/1/2027	4,000,000	3,894,880
Eaton Corp. 3.10%, 9/15/2027	3,318,000	3,196,064
Illinois Tool Works, Inc. 2.65%, 11/15/2026 (a)	3,292,000	3,196,763
Parker-Hannifin Corp.:
3.25%, 3/1/2027	3,022,000	2,935,752

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 9/15/2027 (a)	$5,114,000	$5,061,888
Teledyne Technologies, Inc. 1.60%, 4/1/2026	3,158,000	3,034,017
Textron, Inc.:
3.65%, 3/15/2027	3,772,000	3,671,853
4.00%, 3/15/2026	2,757,000	2,731,222
		38,689,407
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp. 2.67%, 12/1/2026 (a)	8,133,000	7,800,360
OIL & GAS — 2.5%
BP Capital Markets America, Inc.:
3.02%, 1/16/2027 (a)	5,046,000	4,891,138
3.12%, 5/4/2026 (a)	6,079,000	5,970,915
3.41%, 2/11/2026	4,123,000	4,072,864
3.54%, 4/6/2027	665,000	649,419
3.59%, 4/14/2027 (a)	2,476,000	2,420,092
5.02%, 11/17/2027	8,452,000	8,541,507
BP Capital Markets PLC 3.28%, 9/19/2027	13,477,000	13,026,868
Canadian Natural Resources Ltd. 3.85%, 6/1/2027	6,310,000	6,173,830
Cenovus Energy, Inc. 4.25%, 4/15/2027	4,436,000	4,376,868
Chevron Corp.:
2.00%, 5/11/2027 (a)	9,160,000	8,659,864
2.95%, 5/16/2026	12,732,000	12,484,490
Chevron USA, Inc. 1.02%, 8/12/2027	4,683,000	4,285,788
Coterra Energy, Inc. 3.90%, 5/15/2027	6,383,000	6,237,914
Devon Energy Corp. 5.25%, 10/15/2027	1,900,000	1,901,615
Diamondback Energy, Inc.:
3.25%, 12/1/2026	2,290,000	2,229,750
5.20%, 4/18/2027	7,114,000	7,182,792
Eni USA, Inc. 7.30%, 11/15/2027	1,250,000	1,331,188
EOG Resources, Inc. 4.15%, 1/15/2026	3,764,000	3,745,180
EQT Corp. 3.90%, 10/1/2027	7,002,000	6,803,914
Exxon Mobil Corp.:
2.28%, 8/16/2026	185,000	178,858
3.04%, 3/1/2026	22,610,000	22,254,571
3.29%, 3/19/2027	1,800,000	1,762,182
Helmerich & Payne, Inc. 4.65%, 12/1/2027 (e)	750,000	740,708
Hess Corp. 4.30%, 4/1/2027	6,369,000	6,305,119
HF Sinclair Corp.:
5.88%, 4/1/2026 (a)	3,982,000	4,011,825
6.38%, 4/15/2027 (a)	1,435,000	1,455,234
Security Description	Principal Amount	Value
Marathon Petroleum Corp. 5.13%, 12/15/2026	$4,205,000	$4,234,183
Occidental Petroleum Corp.:
5.00%, 8/1/2027	5,004,000	5,010,906
5.55%, 3/15/2026	8,854,000	8,897,208
8.50%, 7/15/2027	2,700,000	2,880,954
Phillips 66 Co.:
1.30%, 2/15/2026	3,863,000	3,722,116
3.55%, 10/1/2026 (a)	3,060,000	3,004,430
4.95%, 12/1/2027	6,500,000	6,553,235
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	5,363,000	5,176,153
5.10%, 3/29/2026	6,758,000	6,802,670
Shell International Finance BV:
2.50%, 9/12/2026	8,889,000	8,604,552
2.88%, 5/10/2026	9,415,000	9,210,506
Valero Energy Corp.:
2.15%, 9/15/2027 (a)	2,878,000	2,691,132
3.40%, 9/15/2026	2,777,000	2,719,377
		211,201,915
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
2.06%, 12/15/2026 (a)	4,875,000	4,643,681
3.34%, 12/15/2027	11,000,000	10,609,830
		15,253,511
PACKAGING & CONTAINERS — 0.5%
Amcor Finance USA, Inc. 3.63%, 4/28/2026	5,927,000	5,830,390
Berry Global, Inc.:
1.57%, 1/15/2026	12,295,000	11,865,659
1.65%, 1/15/2027	4,189,000	3,921,951
Packaging Corp. of America 3.40%, 12/15/2027	4,500,000	4,336,425
Sonoco Products Co.:
2.25%, 2/1/2027	3,366,000	3,184,202
4.45%, 9/1/2026	4,610,000	4,577,223
WRKCo, Inc. 3.38%, 9/15/2027	3,750,000	3,610,012
		37,325,862
PHARMACEUTICALS — 3.9%
AbbVie, Inc.:
2.95%, 11/21/2026	34,358,000	33,389,104
4.80%, 3/15/2027 (a)	19,136,000	19,247,754
Astrazeneca Finance LLC:
1.20%, 5/28/2026	4,192,000	4,007,929
4.80%, 2/26/2027	8,617,000	8,667,496
AstraZeneca PLC:
0.70%, 4/8/2026 (a)	5,437,000	5,187,550
3.13%, 6/12/2027	7,488,000	7,252,203
Becton Dickinson & Co. 3.70%, 6/6/2027	5,097,000	4,973,398

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027 (a)	$9,105,000	$8,292,288
3.20%, 6/15/2026 (a)	10,571,000	10,384,528
3.25%, 2/27/2027	14,460,000	14,097,054
3.45%, 11/15/2027	3,000,000	2,915,370
4.90%, 2/22/2027 (a)	1,666,000	1,680,128
Cardinal Health, Inc.:
3.41%, 6/15/2027 (a)	7,197,000	6,975,692
4.70%, 11/15/2026	6,275,000	6,266,717
Cencora, Inc.:
3.45%, 12/15/2027	6,250,000	6,048,438
4.63%, 12/15/2027 (a)	1,235,000	1,234,963
CVS Health Corp.:
1.30%, 8/21/2027	12,868,000	11,659,566
2.88%, 6/1/2026	14,630,000	14,206,315
3.00%, 8/15/2026	10,478,000	10,153,496
3.63%, 4/1/2027	2,358,000	2,287,024
5.00%, 2/20/2026	6,040,000	6,035,289
6.25%, 6/1/2027	2,763,000	2,831,909
Eli Lilly & Co.:
3.10%, 5/15/2027	3,352,000	3,252,312
4.15%, 8/14/2027 (a)	5,138,000	5,110,152
4.50%, 2/9/2027	6,887,000	6,901,669
5.50%, 3/15/2027	1,229,000	1,256,751
Johnson & Johnson:
0.95%, 9/1/2027	7,186,000	6,588,125
2.45%, 3/1/2026	9,035,000	8,837,134
2.95%, 3/3/2027	7,445,000	7,222,171
McKesson Corp. 1.30%, 8/15/2026	4,662,000	4,423,259
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	400	398
Merck & Co., Inc.:
0.75%, 2/24/2026	3,919,000	3,757,576
1.70%, 6/10/2027 (a)	9,449,000	8,859,288
Novartis Capital Corp.:
2.00%, 2/14/2027	10,900,900	10,367,955
3.10%, 5/17/2027	4,159,000	4,032,400
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/2026 (a)	21,717,000	21,687,248
Pfizer, Inc.:
2.75%, 6/3/2026 (a)	565,000	551,864
3.00%, 12/15/2026	10,550,000	10,266,205
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	11,572,000	11,313,597
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	14,321,000	14,107,044
Viatris, Inc. 2.30%, 6/22/2027	7,269,000	6,816,359
Zoetis, Inc. 3.00%, 9/12/2027	3,200,000	3,067,200
		326,212,918
Security Description	Principal Amount	Value
PIPELINES — 2.5%
Boardwalk Pipelines LP:
4.45%, 7/15/2027	$1,897,000	$1,876,911
5.95%, 6/1/2026	6,834,000	6,917,170
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	3,958,000	3,978,898
DCP Midstream Operating LP 5.63%, 7/15/2027	3,552,000	3,600,804
Enbridge, Inc.:
1.60%, 10/4/2026	3,889,000	3,682,766
3.70%, 7/15/2027 (a)	2,762,000	2,694,718
4.25%, 12/1/2026	5,245,000	5,198,687
5.25%, 4/5/2027	2,994,000	3,029,209
5.90%, 11/15/2026	4,333,000	4,417,537
Energy Transfer LP:
3.90%, 7/15/2026	5,320,000	5,251,425
4.00%, 10/1/2027	5,548,000	5,425,223
4.20%, 4/15/2027 (a)	3,875,000	3,824,664
4.40%, 3/15/2027 (a)	1,591,000	1,575,758
4.75%, 1/15/2026	3,760,600	3,756,576
5.50%, 6/1/2027	4,266,000	4,322,226
6.05%, 12/1/2026	10,188,000	10,409,691
EnLink Midstream Partners LP 4.85%, 7/15/2026	1,313,000	1,309,691
Enterprise Products Operating LLC:
3.70%, 2/15/2026	3,960,000	3,922,459
3.95%, 2/15/2027	3,953,000	3,896,788
4.60%, 1/11/2027 (a)	10,856,000	10,856,000
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (b)	3,850,000	3,755,174
Kinder Morgan, Inc. 1.75%, 11/15/2026	1,296,000	1,228,582
MPLX LP:
1.75%, 3/1/2026	9,169,000	8,855,604
4.13%, 3/1/2027	5,409,000	5,329,596
4.25%, 12/1/2027	3,750,000	3,693,037
Northwest Pipeline LLC 4.00%, 4/1/2027 (a)	5,229,000	5,130,538
ONEOK, Inc.:
4.00%, 7/13/2027	3,172,000	3,114,428
4.25%, 9/24/2027	6,700,000	6,603,721
5.00%, 3/1/2026	3,886,000	3,890,741
5.55%, 11/1/2026	4,928,000	4,989,009
5.85%, 1/15/2026 (a)	3,798,000	3,832,600
Phillips 66 Partners LP 3.61%, 2/15/2025	1,000	996
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026	6,103,000	6,072,424
Sabine Pass Liquefaction LLC:
5.00%, 3/15/2027	4,710,000	4,721,445
5.88%, 6/30/2026	11,528,800	11,640,399

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
South Bow USA Infrastructure Holdings LLC 4.91%, 9/1/2027 (e)	$8,024,000	$7,996,157
Spectra Energy Partners LP 3.38%, 10/15/2026	3,603,000	3,517,681
Targa Resources Corp. 5.20%, 7/1/2027	4,386,000	4,412,711
TC PipeLines LP 3.90%, 5/25/2027	1,642,000	1,605,482
Tennessee Gas Pipeline Co. LLC 7.00%, 3/15/2027	6,053,000	6,314,247
TransCanada PipeLines Ltd. 4.88%, 1/15/2026	4,921,000	4,917,654
Western Midstream Operating LP 4.65%, 7/1/2026	4,149,000	4,130,122
Williams Cos., Inc.:
3.75%, 6/15/2027	5,457,000	5,317,137
5.40%, 3/2/2026	8,272,000	8,329,573
		209,346,259
REAL ESTATE — 0.0% (d)
CBRE Services, Inc. 4.88%, 3/1/2026	3,948,000	3,945,039
REAL ESTATE INVESTMENT TRUSTS — 3.4%
Alexandria Real Estate Equities, Inc.:
3.80%, 4/15/2026	1,549,000	1,528,940
3.95%, 1/15/2027	3,563,000	3,505,493
4.30%, 1/15/2026	751,000	746,734
American Tower Corp.:
1.45%, 9/15/2026	3,929,000	3,713,219
1.60%, 4/15/2026	10,424,000	10,013,711
2.75%, 1/15/2027	9,620,600	9,242,414
3.13%, 1/15/2027 (a)	2,670,000	2,582,905
3.55%, 7/15/2027	3,987,000	3,862,526
3.65%, 3/15/2027 (a)	1,476,000	1,440,546
4.40%, 2/15/2026	2,357,000	2,344,555
AvalonBay Communities, Inc.:
Series MTN, 2.90%, 10/15/2026	3,038,000	2,947,194
Series GMTN, 2.95%, 5/11/2026	4,015,000	3,921,370
Series MTN, 3.35%, 5/15/2027	2,149,000	2,084,272
Boston Properties LP:
2.75%, 10/1/2026	8,886,000	8,561,661
3.65%, 2/1/2026	4,623,000	4,556,660
6.75%, 12/1/2027	2,623,000	2,736,969
Brixmor Operating Partnership LP:
3.90%, 3/15/2027	3,910,000	3,827,616
4.13%, 6/15/2026	1,791,000	1,773,215
Camden Property Trust 5.85%, 11/3/2026	3,991,000	4,075,769
Security Description	Principal Amount	Value
COPT Defense Properties LP 2.25%, 3/15/2026	$3,844,000	$3,719,723
Crown Castle, Inc.:
1.05%, 7/15/2026	3,904,000	3,687,523
2.90%, 3/15/2027	5,779,000	5,551,654
3.65%, 9/1/2027	5,040,000	4,885,625
3.70%, 6/15/2026	6,855,000	6,744,018
4.00%, 3/1/2027	4,253,000	4,177,254
4.45%, 2/15/2026	3,914,000	3,899,910
CubeSmart LP 3.13%, 9/1/2026	2,727,000	2,650,917
Digital Realty Trust LP 3.70%, 8/15/2027	4,293,000	4,178,892
DOC Dr. LLC 4.30%, 3/15/2027	2,974,000	2,938,550
EPR Properties:
4.50%, 6/1/2027	4,910,000	4,827,659
4.75%, 12/15/2026	4,229,000	4,195,718
Equinix, Inc.:
1.45%, 5/15/2026	3,972,000	3,800,489
1.80%, 7/15/2027	3,140,000	2,918,787
2.90%, 11/18/2026	4,350,000	4,202,013
ERP Operating LP:
2.85%, 11/1/2026	3,025,000	2,931,800
3.25%, 8/1/2027	3,233,000	3,114,543
Essex Portfolio LP:
3.38%, 4/15/2026 (a)	1,135,000	1,114,820
3.63%, 5/1/2027 (a)	2,022,000	1,971,106
Extra Space Storage LP:
3.50%, 7/1/2026	102,000	100,157
3.88%, 12/15/2027	1,000,000	977,580
Federal Realty OP LP:
1.25%, 2/15/2026	1,775,000	1,704,036
3.25%, 7/15/2027	1,956,000	1,880,968
GLP Capital LP/GLP Financing II, Inc. 5.38%, 4/15/2026	3,972,000	3,975,813
Healthcare Realty Holdings LP:
3.50%, 8/1/2026	4,039,000	3,947,153
3.75%, 7/1/2027	1,958,000	1,901,081
Healthpeak OP LLC:
1.35%, 2/1/2027	1,443,000	1,345,800
3.25%, 7/15/2026	2,743,000	2,682,133
Host Hotels & Resorts LP Series F, 4.50%, 2/1/2026	2,572,000	2,557,571
Kimco Realty OP LLC:
2.80%, 10/1/2026	3,179,000	3,077,971
3.80%, 4/1/2027	234,000	229,229
Kite Realty Group LP 4.00%, 10/1/2026	3,037,000	2,993,814
Mid-America Apartments LP:
1.10%, 9/15/2026	2,151,000	2,026,242
3.60%, 6/1/2027	4,400,000	4,292,948
NNN REIT, Inc.:
3.50%, 10/15/2027	2,000,000	1,932,860
3.60%, 12/15/2026 (a)	1,419,000	1,388,988

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Omega Healthcare Investors, Inc.:
4.50%, 4/1/2027	$748,000	$738,687
5.25%, 1/15/2026	3,732,000	3,738,121
Prologis LP:
2.13%, 4/15/2027	3,376,000	3,197,848
3.25%, 6/30/2026	2,382,000	2,339,362
3.25%, 10/1/2026	3,223,000	3,154,962
3.38%, 12/15/2027	2,500,000	2,418,450
Public Storage Operating Co.:
0.88%, 2/15/2026	2,980,000	2,859,012
1.50%, 11/9/2026	3,826,000	3,620,353
3.09%, 9/15/2027	2,380,000	2,288,989
Realty Income Corp.:
0.75%, 3/15/2026 (a)	4,341,000	4,140,663
3.00%, 1/15/2027	4,739,000	4,583,182
3.95%, 8/15/2027	2,075,000	2,041,219
4.13%, 10/15/2026	3,134,000	3,103,914
4.45%, 9/15/2026	2,151,000	2,141,084
4.88%, 6/1/2026 (a)	4,286,000	4,297,058
Regency Centers LP 3.60%, 2/1/2027 (a)	3,607,000	3,520,468
Sabra Health Care LP 5.13%, 8/15/2026	2,942,000	2,942,294
Simon Property Group LP:
1.38%, 1/15/2027 (a)	3,884,000	3,640,124
3.25%, 11/30/2026 (a)	5,106,000	4,980,801
3.30%, 1/15/2026	4,048,000	3,991,976
3.38%, 6/15/2027	354,000	344,120
3.38%, 12/1/2027	6,500,000	6,289,920
Tanger Properties LP:
3.13%, 9/1/2026 (a)	2,574,000	2,494,850
3.88%, 7/15/2027 (a)	894,000	867,278
UDR, Inc.:
Series MTN, 2.95%, 9/1/2026	1,735,000	1,681,978
Series MTN, 3.50%, 7/1/2027	1,977,000	1,915,100
Ventas Realty LP:
3.25%, 10/15/2026	3,384,000	3,292,700
3.85%, 4/1/2027	820,000	801,107
4.13%, 1/15/2026	3,151,000	3,126,863
Welltower OP LLC:
2.70%, 2/15/2027 (a)	1,000,000	961,250
4.25%, 4/1/2026	3,979,000	3,960,537
Weyerhaeuser Co.:
4.75%, 5/15/2026	3,949,000	3,948,566
6.95%, 10/1/2027	2,050,000	2,164,595
WP Carey, Inc. 4.25%, 10/1/2026	2,472,000	2,445,822
		280,024,367
RETAIL — 2.0%
AutoNation, Inc. 3.80%, 11/15/2027	777,000	751,235
Security Description	Principal Amount	Value
AutoZone, Inc.:
3.13%, 4/21/2026	$2,474,000	$2,423,629
3.75%, 6/1/2027 (a)	600,000	586,218
5.05%, 7/15/2026	3,689,000	3,710,359
Costco Wholesale Corp.:
1.38%, 6/20/2027	5,926,000	5,507,624
3.00%, 5/18/2027 (a)	3,850,000	3,738,927
Darden Restaurants, Inc.:
3.85%, 5/1/2027 (a)	426,000	416,560
4.35%, 10/15/2027	4,924,000	4,857,674
Dollar General Corp.:
3.88%, 4/15/2027 (a)	4,173,000	4,079,274
4.63%, 11/1/2027 (a)	4,000,000	3,972,880
Home Depot, Inc.:
2.13%, 9/15/2026	5,869,000	5,647,269
2.50%, 4/15/2027	5,805,000	5,554,979
2.80%, 9/14/2027	4,075,000	3,903,565
2.88%, 4/15/2027	5,369,000	5,189,407
3.00%, 4/1/2026 (a)	4,374,000	4,296,843
4.88%, 6/25/2027	6,255,000	6,313,734
4.95%, 9/30/2026 (a)	3,841,000	3,875,876
5.15%, 6/25/2026	3,180,000	3,211,800
Lowe's Cos., Inc.:
2.50%, 4/15/2026	6,200,000	6,046,426
3.10%, 5/3/2027	5,843,000	5,650,999
3.35%, 4/1/2027 (a)	4,737,000	4,603,559
4.80%, 4/1/2026	6,322,000	6,333,063
McDonald's Corp.:
Series MTN, 3.50%, 3/1/2027	2,170,000	2,120,546
Series MTN, 3.50%, 7/1/2027	6,623,000	6,453,451
Series MTN, 3.70%, 1/30/2026	7,608,000	7,549,342
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026 (a)	3,069,000	3,026,617
3.60%, 9/1/2027	3,747,000	3,636,501
5.75%, 11/20/2026	5,604,000	5,700,949
Ross Stores, Inc. 0.88%, 4/15/2026 (a)	3,462,000	3,297,382
Starbucks Corp.:
2.00%, 3/12/2027	3,991,000	3,770,497
2.45%, 6/15/2026 (a)	3,565,000	3,458,300
4.75%, 2/15/2026	3,635,000	3,643,760
4.85%, 2/8/2027	3,942,000	3,958,202
Target Corp.:
1.95%, 1/15/2027 (a)	6,291,000	5,986,516
2.50%, 4/15/2026 (a)	1,342,000	1,309,430
TJX Cos., Inc. 2.25%, 9/15/2026	3,966,000	3,823,502
Walmart, Inc.:
1.05%, 9/17/2026	6,627,000	6,269,672
3.05%, 7/8/2026 (a)	3,532,000	3,462,949
3.55%, 6/26/2025	300	298
3.95%, 9/9/2027 (a)	5,658,000	5,598,478
4.00%, 4/15/2026	4,492,000	4,471,427

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 4/5/2027	$440,000	$454,890
		168,664,609
SEMICONDUCTORS — 1.9%
Analog Devices, Inc.:
3.45%, 6/15/2027	1,288,000	1,255,220
3.50%, 12/5/2026 (a)	3,997,000	3,924,374
Applied Materials, Inc. 3.30%, 4/1/2027 (a)	6,460,000	6,292,686
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	12,577,000	12,377,529
Broadcom, Inc.:
3.46%, 9/15/2026 (a)	3,377,000	3,313,445
5.05%, 7/12/2027 (a)	8,845,000	8,930,885
Intel Corp.:
2.60%, 5/19/2026	10,180,600	9,873,248
3.15%, 5/11/2027	14,093,000	13,519,838
3.75%, 3/25/2027	10,503,000	10,226,771
3.75%, 8/5/2027 (a)	5,673,000	5,502,299
4.88%, 2/10/2026	5,660,000	5,660,906
Lam Research Corp. 3.75%, 3/15/2026 (a)	4,181,000	4,139,023
Marvell Technology, Inc. 1.65%, 4/15/2026	3,796,000	3,640,516
Micron Technology, Inc.:
4.19%, 2/15/2027	6,963,000	6,864,891
4.98%, 2/6/2026 (a)	3,832,000	3,835,219
NVIDIA Corp. 3.20%, 9/16/2026	4,108,000	4,027,935
NXP BV/NXP Funding LLC 5.35%, 3/1/2026 (a)	3,867,000	3,882,661
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.15%, 5/1/2027 (a)	3,930,000	3,779,167
3.88%, 6/18/2026 (a)	4,393,000	4,332,069
4.40%, 6/1/2027	2,150,000	2,127,790
QUALCOMM, Inc. 3.25%, 5/20/2027 (a)	8,387,000	8,158,035
Skyworks Solutions, Inc. 1.80%, 6/1/2026	9,399,000	9,001,986
Texas Instruments, Inc.:
1.13%, 9/15/2026	3,334,000	3,154,131
2.90%, 11/3/2027 (a)	4,000,000	3,834,360
4.60%, 2/8/2027	3,960,000	3,974,375
TSMC Arizona Corp.:
1.75%, 10/25/2026 (a)	9,589,000	9,093,632
3.88%, 4/22/2027	4,993,000	4,904,474
		159,627,465
SOFTWARE — 2.7%
Adobe, Inc.:
2.15%, 2/1/2027 (a)	2,594,000	2,474,832
4.85%, 4/4/2027 (a)	2,951,000	2,971,067
Autodesk, Inc. 3.50%, 6/15/2027	149,000	144,686
Security Description	Principal Amount	Value
Broadridge Financial Solutions, Inc. 3.40%, 6/27/2026	$4,886,000	$4,791,798
Cadence Design Systems, Inc. 4.20%, 9/10/2027 (a)	7,306,000	7,222,419
Concentrix Corp. 6.65%, 8/2/2026 (a)	11,753,000	11,961,381
Electronic Arts, Inc. 4.80%, 3/1/2026	1,000	1,000
Fidelity National Information Services, Inc. 1.15%, 3/1/2026	3,738,000	3,585,452
Fiserv, Inc.:
2.25%, 6/1/2027 (a)	3,780,000	3,565,712
3.20%, 7/1/2026	8,205,000	8,023,505
5.15%, 3/15/2027	11,660,000	11,759,460
Intuit, Inc.:
1.35%, 7/15/2027 (a)	2,340,000	2,158,182
5.25%, 9/15/2026	3,872,000	3,915,599
Microsoft Corp.:
2.40%, 8/8/2026 (a)	33,531,000	32,541,500
3.30%, 2/6/2027 (a)	23,042,000	22,558,579
3.40%, 6/15/2027	6,898,000	6,749,486
Oracle Corp.:
1.65%, 3/25/2026 (a)	15,599,000	15,039,308
2.65%, 7/15/2026	17,684,000	17,156,486
2.80%, 4/1/2027	19,273,000	18,502,465
3.25%, 11/15/2027	16,197,000	15,570,338
Roper Technologies, Inc.:
1.40%, 9/15/2027	3,500,000	3,204,705
3.80%, 12/15/2026	3,952,000	3,890,033
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027 (a)	3,977,000	3,881,433
5.00%, 3/28/2026	3,897,000	3,909,198
VMware LLC:
1.40%, 8/15/2026	8,747,000	8,286,296
3.90%, 8/21/2027	6,607,000	6,458,210
4.65%, 5/15/2027 (a)	1,572,000	1,565,523
Workday, Inc. 3.50%, 4/1/2027 (a)	3,857,000	3,758,029
		225,646,682
TELECOMMUNICATIONS — 2.0%
AT&T, Inc.:
1.70%, 3/25/2026	20,604,000	19,882,860
2.30%, 6/1/2027	10,961,000	10,348,061
2.95%, 7/15/2026	2,652,000	2,585,753
3.80%, 2/15/2027	4,473,000	4,387,029
3.88%, 1/15/2026	2,454,000	2,432,503
4.25%, 3/1/2027 (a)	13,010,000	12,886,145
Cisco Systems, Inc.:
2.50%, 9/20/2026 (a)	5,504,000	5,334,587
2.95%, 2/28/2026	1,125,000	1,106,235
4.80%, 2/26/2027 (a)	19,897,000	20,035,682

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Rogers Communications, Inc.:
2.90%, 11/15/2026	$3,520,000	$3,400,003
3.20%, 3/15/2027	3,237,000	3,126,586
Telefonica Emisiones SA 4.10%, 3/8/2027	5,021,000	4,941,317
TELUS Corp.:
2.80%, 2/16/2027 (a)	2,191,000	2,098,386
3.70%, 9/15/2027	1,953,000	1,895,015
T-Mobile USA, Inc.:
1.50%, 2/15/2026 (a)	4,472,000	4,313,468
2.25%, 2/15/2026	9,713,000	9,441,910
2.63%, 4/15/2026 (a)	3,867,000	3,769,745
3.50%, 4/15/2025	100	100
3.75%, 4/15/2027	27,855,000	27,213,499
Verizon Communications, Inc.:
1.45%, 3/20/2026	800,400	770,857
3.00%, 3/22/2027 (a)	10,755,000	10,386,319
4.13%, 3/16/2027	12,200,000	12,061,164
		162,417,224
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027 (a)	1,625,000	1,566,679
3.55%, 11/19/2026	9,885,000	9,657,744
		11,224,423
TRANSPORTATION — 0.8%
Burlington Northern Santa Fe LLC 3.25%, 6/15/2027	3,830,000	3,720,654
Canadian National Railway Co. 2.75%, 3/1/2026	3,913,000	3,835,914
Canadian Pacific Railway Co. 1.75%, 12/2/2026	3,823,000	3,620,075
CSX Corp.:
2.60%, 11/1/2026	3,920,000	3,790,287
3.25%, 6/1/2027	2,649,000	2,566,669
FedEx Corp. 3.25%, 4/1/2026	3,029,000	2,976,417
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	3,521,000	3,485,579
Norfolk Southern Corp.:
2.90%, 6/15/2026	2,762,000	2,698,143
3.15%, 6/1/2027	1,300,000	1,257,425
7.80%, 5/15/2027 (a)	3,649,000	3,905,123
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	1,651,000	1,569,787
Series MTN, 2.85%, 3/1/2027	2,780,000	2,664,936
Series MTN, 2.90%, 12/1/2026	3,688,000	3,558,182
Series MTN, 4.30%, 6/15/2027 (a)	2,900,000	2,862,967
Series MTN, 5.30%, 3/15/2027	3,155,000	3,186,834
Security Description	Principal Amount	Value
Union Pacific Corp.:
2.75%, 3/1/2026	$3,676,000	$3,599,723
3.00%, 4/15/2027 (a)	1,181,000	1,142,157
4.75%, 2/21/2026	4,038,000	4,048,499
United Parcel Service, Inc.:
2.40%, 11/15/2026	3,967,000	3,824,505
3.05%, 11/15/2027	4,000,000	3,846,280
		62,160,156
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.25%, 9/15/2026	2,351,000	2,291,073
3.85%, 3/30/2027 (a)	1,059,000	1,033,806
5.40%, 3/15/2027	3,395,000	3,434,586
		6,759,465
VENTURE CAPITAL — 0.1%
Hercules Capital, Inc.:
2.63%, 9/16/2026	2,726,000	2,592,590
3.38%, 1/20/2027 (a)	4,900,000	4,692,779
		7,285,369
WATER — 0.1%
American Water Capital Corp. 2.95%, 9/1/2027	3,301,000	3,154,601
Essential Utilities, Inc. 4.80%, 8/15/2027	2,465,000	2,461,253
		5,615,854
TOTAL CORPORATE BONDS & NOTES (Cost $8,183,946,908)		8,210,282,502
	Shares
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (f) (g)	230,987	230,987
State Street Navigator Securities Lending Portfolio II (h) (i)	290,346,460	290,346,460
TOTAL SHORT-TERM INVESTMENTS (Cost $290,577,447)		290,577,447
TOTAL INVESTMENTS — 102.5% (Cost $8,474,524,355)		8,500,859,949
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(208,633,584)
NET ASSETS — 100.0%		$8,292,226,365

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2024. Maturity date shown is the final maturity.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$8,210,282,502	$—	$8,210,282,502
Short-Term Investments	290,577,447	—	—	290,577,447
TOTAL INVESTMENTS	$290,577,447	$8,210,282,502	$—	$8,500,859,949

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	221,101,898	$221,101,898	$951,321,554	$1,172,192,465	$—	$—	230,987	$230,987	$637,781
State Street Navigator Securities Lending Portfolio II	269,550,370	269,550,370	790,942,023	770,145,933	—	—	290,346,460	290,346,460	400,434
Total		$490,652,268	$1,742,263,577	$1,942,338,398	$—	$—		$290,577,447	$1,038,215
See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.3%
U.S. Treasury Bonds:
6.00%, 2/15/2026	$1,538,200	$1,563,977
6.13%, 11/15/2027	10,089,200	10,573,166
6.38%, 8/15/2027	5,327,400	5,592,521
6.50%, 11/15/2026	7,990,300	8,325,830
6.63%, 2/15/2027	7,075,800	7,429,037
6.75%, 8/15/2026	13,474,100	13,977,800
U.S. Treasury Notes:
0.38%, 1/31/2026	33,299,900	31,949,693
0.38%, 7/31/2027	59,467,400	53,855,164
0.38%, 9/30/2027	63,935,300	57,526,785
0.50%, 2/28/2026	74,876,100	71,734,814
0.50%, 4/30/2027	39,379,700	36,127,798
0.50%, 5/31/2027	38,468,500	35,177,640
0.50%, 6/30/2027	53,897,800	49,139,635
0.50%, 8/31/2027	49,989,700	45,283,639
0.50%, 10/31/2027	59,027,500	53,129,362
0.63%, 7/31/2026 (a)	70,214,900	66,361,309
0.63%, 3/31/2027	30,225,700	27,904,461
0.63%, 11/30/2027	66,592,100	59,979,713
0.63%, 12/31/2027	70,000,000	62,868,750
0.75%, 3/31/2026	73,755,300	70,643,748
0.75%, 4/30/2026	75,944,700	72,536,088
0.75%, 5/31/2026	79,434,400	75,655,061
0.75%, 8/31/2026	77,774,500	73,445,256
0.88%, 6/30/2026	65,607,200	62,431,914
0.88%, 9/30/2026	72,220,000	68,151,983
1.13%, 10/31/2026	80,423,300	76,037,717
1.13%, 2/28/2027	17,678,500	16,550,115
1.25%, 11/30/2026	76,391,600	72,219,903
1.25%, 12/31/2026	75,044,400	70,779,181
1.38%, 8/31/2026	28,594,300	27,288,568
1.50%, 8/15/2026	70,228,000	67,221,364
1.50%, 1/31/2027	101,793,900	96,266,810
1.63%, 2/15/2026	70,565,400	68,555,940
1.63%, 5/15/2026	66,525,300	64,202,112
1.63%, 9/30/2026	20,282,100	19,397,135
1.63%, 10/31/2026	29,089,900	27,761,537
1.63%, 11/30/2026	28,891,600	27,510,220
1.75%, 12/31/2026	28,398,800	27,058,732
1.88%, 6/30/2026 (a)	42,208,000	40,775,236
1.88%, 7/31/2026 (a)	29,875,800	28,804,473
1.88%, 2/28/2027	67,437,000	64,159,983
2.00%, 11/15/2026 (a)	67,911,900	65,176,854
2.13%, 5/31/2026	32,663,600	31,715,590
2.25%, 3/31/2026	28,365,200	27,677,122
2.25%, 2/15/2027	64,735,000	62,125,370
2.25%, 8/15/2027	58,505,600	55,607,744
2.25%, 11/15/2027	59,528,200	56,286,704
2.38%, 4/30/2026	18,656,600	18,204,760
2.38%, 5/15/2027	69,570,800	66,630,347
2.50%, 2/28/2026	30,834,100	30,227,054
2.50%, 3/31/2027	71,814,500	69,155,119
Security Description	Principal Amount	Value
2.63%, 1/31/2026	$30,621,300	$30,102,173
2.63%, 5/31/2027 (a)	66,389,200	63,920,352
2.75%, 4/30/2027	65,547,800	63,376,529
2.75%, 7/31/2027	59,467,400	57,279,186
3.13%, 8/31/2027	58,708,500	57,020,631
3.25%, 6/30/2027	60,752,700	59,338,301
3.38%, 9/15/2027 (a)	77,031,100	75,291,883
3.50%, 9/30/2026 (a)	46,998,700	46,414,888
3.63%, 5/15/2026	53,003,800	52,571,074
3.75%, 4/15/2026	60,964,400	60,576,228
3.75%, 8/31/2026 (a)	52,191,400	51,783,655
3.75%, 8/15/2027 (a)	79,780,700	78,770,976
3.88%, 1/15/2026 (a)	57,866,300	57,676,426
3.88%, 10/15/2027	78,705,700	77,887,899
3.88%, 11/30/2027	57,510,600	56,868,099
3.88%, 12/31/2027	55,000,000	54,385,547
4.00%, 2/15/2026 (a)	52,986,500	52,847,824
4.00%, 1/15/2027	78,024,500	77,646,569
4.00%, 12/15/2027	70,000,000	69,469,532
4.13%, 6/15/2026 (a)	88,015,600	87,871,200
4.13%, 10/31/2026	44,271,100	44,175,986
4.13%, 2/15/2027	78,277,400	78,069,476
4.13%, 9/30/2027	59,016,000	58,794,690
4.13%, 10/31/2027 (a)	59,027,500	58,801,536
4.13%, 11/15/2027	77,690,400	77,368,714
4.25%, 1/31/2026	93,805,600	93,816,593
4.25%, 11/30/2026	45,402,500	45,400,727
4.25%, 12/31/2026	45,000,000	45,005,274
4.25%, 3/15/2027	81,490,400	81,484,034
4.38%, 7/31/2026	21,536,400	21,576,781
4.38%, 8/15/2026	89,558,100	89,729,520
4.38%, 12/15/2026	65,918,500	66,078,147
4.38%, 7/15/2027	81,086,300	81,308,021
4.50%, 3/31/2026	90,609,600	90,864,439
4.50%, 7/15/2026	75,680,400	75,958,289
4.50%, 4/15/2027	84,619,800	85,056,121
4.50%, 5/15/2027	75,700,500	76,090,831
4.63%, 2/28/2026	91,294,900	91,676,484
4.63%, 3/15/2026	59,010,100	59,263,659
4.63%, 6/30/2026 (a)	95,359,900	95,885,124
4.63%, 9/15/2026	92,616,700	93,170,229
4.63%, 10/15/2026	61,488,700	61,870,603
4.63%, 11/15/2026	68,727,400	69,183,793
4.63%, 6/15/2027	87,455,900	88,200,642
4.88%, 4/30/2026 (a)	99,654,300	100,436,742
4.88%, 5/31/2026	104,023,700	104,897,337
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,571,101,431)		5,564,023,598

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (b) (c)	3,586,909	$3,586,909
State Street Navigator Securities Lending Portfolio II (d) (e)	47,608,072	47,608,072
TOTAL SHORT-TERM INVESTMENTS (Cost $51,194,981)		51,194,981
TOTAL INVESTMENTS — 100.2% (Cost $5,622,296,412)		5,615,218,579
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(10,908,164)
NET ASSETS — 100.0%		$5,604,310,415

(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$5,564,023,598	$—	$5,564,023,598
Short-Term Investments	51,194,981	—	—	51,194,981
TOTAL INVESTMENTS	$51,194,981	$5,564,023,598	$—	$5,615,218,579

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,780,506	$7,780,506	$159,467,444	$163,661,041	$—	$—	3,586,909	$3,586,909	$250,556
State Street Navigator Securities Lending Portfolio II	—	—	1,369,000,854	1,321,392,782	—	—	47,608,072	47,608,072	38,678
Total		$7,780,506	$1,528,468,298	$1,485,053,823	$—	$—		$51,194,981	$289,234
See accompanying notes to financial statements.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.5%
U.S. Treasury Inflation-Indexed Bonds:
0.13%, 2/15/2051	$9,872,897	$5,438,192
0.13%, 2/15/2052	11,429,019	6,202,252
0.25%, 2/15/2050	8,741,354	5,102,595
0.63%, 2/15/2043	16,696,888	12,236,993
0.75%, 2/15/2042	16,460,445	12,623,425
0.75%, 2/15/2045	15,057,543	10,918,777
0.88%, 2/15/2047	12,298,522	8,900,815
1.00%, 2/15/2046	12,766,681	9,616,153
1.00%, 2/15/2048	12,252,159	9,025,438
1.00%, 2/15/2049	9,852,058	7,183,151
1.38%, 2/15/2044	16,370,512	13,625,254
1.50%, 2/15/2053	11,781,139	9,444,700
1.75%, 1/15/2028	11,531,983	11,454,502
2.00%, 1/15/2026	17,553,709	17,557,480
2.13%, 2/15/2040	12,225,529	11,805,516
2.13%, 2/15/2041	17,302,301	16,747,411
2.13%, 2/15/2054	9,611,734	8,905,685
2.38%, 1/15/2027	13,254,211	13,381,058
2.50%, 1/15/2029	11,252,764	11,458,918
3.38%, 4/15/2032 (a)	4,738,512	5,134,436
3.63%, 4/15/2028	15,418,030	16,188,330
3.88%, 4/15/2029 (a)	18,032,235	19,354,012
U.S. Treasury Inflation-Indexed Notes:
0.13%, 4/15/2026	21,572,299	21,056,165
0.13%, 7/15/2026	26,244,361	25,632,847
0.13%, 10/15/2026	23,340,152	22,695,563
0.13%, 4/15/2027	23,344,011	22,379,247
0.13%, 1/15/2030	27,324,626	24,832,855
0.13%, 7/15/2030	26,971,446	24,328,033
0.13%, 1/15/2031	26,283,667	23,344,722
0.13%, 7/15/2031	28,747,674	25,326,027
0.13%, 1/15/2032	28,220,764	24,483,718
0.25%, 7/15/2029	26,013,794	24,105,947
0.38%, 1/15/2027	27,147,577	26,320,424
0.38%, 7/15/2027	22,465,819	21,684,781
0.50%, 1/15/2028	23,793,986	22,759,970
0.63%, 1/15/2026	25,155,340	24,812,402
0.63%, 7/15/2032	24,146,435	21,600,212
0.75%, 7/15/2028 (a)	22,748,175	21,860,019
Security Description	Principal Amount	Value
0.88%, 1/15/2029	$23,860,534	$22,798,926
1.13%, 1/15/2033	26,586,100	24,473,751
1.25%, 4/15/2028	20,855,578	20,328,485
1.38%, 7/15/2033	25,266,944	23,653,215
1.63%, 10/15/2027	20,638,706	20,520,597
1.63%, 10/15/2029	22,524,617	22,154,633
1.75%, 1/15/2034	26,613,854	25,532,667
1.88%, 7/15/2034	26,700,090	25,887,614
2.13%, 4/15/2029	23,807,886	23,849,736
2.38%, 10/15/2028	20,629,653	20,958,035
TOTAL U.S. TREASURY OBLIGATIONS (Cost $948,808,365)		849,685,684
	Shares
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (b) (c)	24,991	24,991
State Street Navigator Securities Lending Portfolio II (d) (e)	5,678,359	5,678,359
TOTAL SHORT-TERM INVESTMENTS (Cost $5,703,350)		5,703,350
TOTAL INVESTMENTS — 100.2% (Cost $954,511,715)		855,389,034
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,470,582)
NET ASSETS — 100.0%		$853,918,452
(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$849,685,684	$—	$849,685,684
Short-Term Investments	5,703,350	—	—	5,703,350
TOTAL INVESTMENTS	$5,703,350	$849,685,684	$—	$855,389,034

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,060,994	$1,060,994	$32,785,223	$33,821,226	$—	$—	24,991	$24,991	$40,427
State Street Navigator Securities Lending Portfolio II	6,183,750	6,183,750	234,701,604	235,206,995	—	—	5,678,359	5,678,359	6,437
Total		$7,244,744	$267,486,827	$269,028,221	$—	$—		$5,703,350	$46,864
See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.3%
U.S. Treasury Bonds:
5.25%, 11/15/2028	$3,720,600	$3,831,346
5.25%, 2/15/2029	3,400,200	3,520,535
5.38%, 2/15/2031	10,310,100	10,786,137
5.50%, 8/15/2028	731,000	760,240
6.13%, 8/15/2029	468,900	502,053
6.25%, 5/15/2030	7,502,400	8,143,621
U.S. Treasury Notes:
0.63%, 5/15/2030	100,467,600	82,469,772
0.63%, 8/15/2030	113,918,500	92,567,682
0.75%, 1/31/2028	25,815,400	23,197,557
0.88%, 11/15/2030	99,381,700	81,353,238
1.00%, 7/31/2028	90,664,500	80,726,821
1.13%, 2/29/2028	22,582,500	20,488,326
1.13%, 8/31/2028	71,167,800	63,483,902
1.13%, 2/15/2031	78,056,500	64,433,201
1.25%, 3/31/2028	22,992,800	20,885,726
1.25%, 4/30/2028	38,127,200	34,531,924
1.25%, 5/31/2028	62,965,700	56,875,736
1.25%, 6/30/2028	117,112,200	105,556,520
1.25%, 9/30/2028	84,464,300	75,489,968
1.25%, 8/15/2031	137,585,500	112,325,662
1.38%, 10/31/2028	77,820,400	69,703,976
1.38%, 12/31/2028 (a)	26,545,900	23,671,477
1.38%, 11/15/2031	93,032,200	76,039,287
1.50%, 11/30/2028	97,748,500	87,805,645
1.50%, 2/15/2030	50,541,000	43,895,648
1.63%, 8/15/2029	6,376,200	5,660,870
1.63%, 5/15/2031	82,897,300	69,951,074
1.75%, 1/31/2029	118,823,800	107,312,744
1.75%, 11/15/2029	37,615,300	33,365,947
1.88%, 2/28/2029	107,456,200	97,356,997
1.88%, 2/15/2032	98,495,800	82,874,982
2.38%, 3/31/2029	50,411,000	46,535,654
2.38%, 5/15/2029	54,797,600	50,507,975
2.63%, 2/15/2029	42,935,400	40,147,954
2.63%, 7/31/2029	98,677,700	91,562,113
2.75%, 2/15/2028	22,202,300	21,201,462
2.75%, 5/31/2029	81,809,000	76,504,198
2.75%, 8/15/2032 (a)	172,239,000	152,835,200
2.88%, 5/15/2028	35,634,700	34,045,058
2.88%, 8/15/2028 (a)	82,613,800	78,605,740
2.88%, 4/30/2029	111,266,500	104,746,979
2.88%, 5/15/2032	131,053,100	117,763,497
3.13%, 11/15/2028	22,372,700	21,409,625
3.13%, 8/31/2029	108,535,900	102,829,286
3.25%, 6/30/2029	44,125,000	42,111,797
3.38%, 5/15/2033 (a)	151,083,900	138,902,761
3.50%, 1/31/2028	45,083,000	44,054,544
3.50%, 4/30/2028	61,220,100	59,684,815
3.50%, 9/30/2029 (a)	36,452,200	35,085,243
3.50%, 1/31/2030	61,013,600	58,544,456
3.50%, 4/30/2030	70,894,000	67,858,851
Security Description	Principal Amount	Value
3.50%, 2/15/2033	$112,155,100	$104,374,340
3.63%, 3/31/2028	76,073,100	74,510,036
3.63%, 5/31/2028	110,018,600	107,611,943
3.63%, 8/31/2029	86,279,900	83,563,432
3.63%, 3/31/2030	69,751,200	67,233,618
3.63%, 9/30/2031	48,354,800	45,974,837
3.75%, 12/31/2028	95,703,600	93,580,176
3.75%, 5/31/2030	70,798,900	68,542,185
3.75%, 6/30/2030	56,987,400	55,139,762
3.75%, 12/31/2030	20,499,400	19,756,297
3.75%, 8/31/2031	27,835,300	26,678,395
3.88%, 9/30/2029	47,720,400	46,691,429
3.88%, 11/30/2029 (a)	54,630,300	53,413,922
3.88%, 12/31/2029	72,769,900	71,109,837
3.88%, 8/15/2033 (a)	154,673,900	147,278,554
3.88%, 8/15/2034	110,725,700	104,774,194
4.00%, 2/29/2028 (a)	83,704,400	82,965,448
4.00%, 6/30/2028 (a)	71,693,800	70,960,059
4.00%, 1/31/2029	59,201,500	58,405,980
4.00%, 7/31/2029	30,716,200	30,238,659
4.00%, 10/31/2029 (a)	40,059,400	39,392,787
4.00%, 2/28/2030	57,819,200	56,766,710
4.00%, 7/31/2030	48,745,600	47,736,414
4.00%, 1/31/2031	21,765,000	21,242,980
4.00%, 2/15/2034 (a)	144,045,100	137,990,704
4.13%, 7/31/2028	72,374,500	71,882,580
4.13%, 3/31/2029	26,466,000	26,213,746
4.13%, 10/31/2029	36,325,100	35,916,443
4.13%, 11/30/2029	78,103,300	77,242,944
4.13%, 8/31/2030	94,344,300	92,907,024
4.13%, 3/31/2031	29,943,500	29,403,114
4.13%, 7/31/2031	34,601,600	33,920,381
4.13%, 10/31/2031	57,081,600	55,904,292
4.13%, 11/30/2031	51,045,400	49,976,637
4.13%, 11/15/2032	151,892,100	148,213,463
4.25%, 2/28/2029 (a)	84,787,900	84,416,953
4.25%, 6/30/2029	45,326,100	45,088,846
4.25%, 2/28/2031 (a)	62,108,800	61,424,633
4.25%, 6/30/2031	37,994,900	37,528,869
4.25%, 11/15/2034 (a)	78,440,000	76,442,231
4.38%, 8/31/2028	80,491,400	80,566,861
4.38%, 11/30/2028	72,020,300	72,065,313
4.38%, 12/31/2029	29,500,000	29,488,477
4.38%, 11/30/2030	77,902,000	77,640,298
4.38%, 5/15/2034	132,052,300	130,112,782
4.50%, 5/31/2029	87,570,400	88,008,252
4.50%, 12/31/2031	55,000,000	55,060,156
4.50%, 11/15/2033 (a)	167,067,500	166,388,788
4.63%, 9/30/2028	71,598,500	72,280,923
4.63%, 4/30/2029	39,220,200	39,609,338
4.63%, 9/30/2030	45,362,200	45,801,646
4.63%, 4/30/2031	30,277,100	30,544,390
4.63%, 5/31/2031	54,942,400	55,414,561
4.88%, 10/31/2028	74,006,800	75,353,955

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 10/31/2030	$66,746,700	$68,248,501
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,956,303,499)		6,753,504,917
	Shares
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (b) (c)	2,091,342	2,091,342
State Street Navigator Securities Lending Portfolio II (d) (e)	46,642,933	46,642,933
TOTAL SHORT-TERM INVESTMENTS (Cost $48,734,275)		48,734,275
TOTAL INVESTMENTS — 100.0% (Cost $7,005,037,774)		6,802,239,192
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (f)		3,061,879
NET ASSETS — 100.0%		$6,805,301,071

(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
(f)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$6,753,504,917	$—	$6,753,504,917
Short-Term Investments	48,734,275	—	—	48,734,275
TOTAL INVESTMENTS	$48,734,275	$6,753,504,917	$—	$6,802,239,192

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	54,730,605	$54,730,605	$231,369,098	$284,008,361	$—	$—	2,091,342	$2,091,342	$277,339
State Street Navigator Securities Lending Portfolio II	94,519,923	94,519,923	4,637,401,865	4,685,278,855	—	—	46,642,933	46,642,933	64,955
Total		$149,250,528	$4,868,770,963	$4,969,287,216	$—	$—		$48,734,275	$342,294
See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
ADVERTISING — 1.0%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$5,191,238	$4,910,703
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	5,303,000	5,106,047
7.50%, 6/1/2029 (a) (b)	6,507,000	5,695,707
7.75%, 4/15/2028 (a) (b)	4,894,000	4,413,409
7.88%, 4/1/2030 (a) (b)	4,290,700	4,415,002
9.00%, 9/15/2028 (a)	4,723,000	4,945,075
CMG Media Corp. 8.88%, 6/18/2029 (a)	3,431,000	2,574,966
Lamar Media Corp.:
3.63%, 1/15/2031 (b)	2,042,000	1,798,042
3.75%, 2/15/2028	3,126,000	2,928,531
4.00%, 2/15/2030	1,561,000	1,423,445
4.88%, 1/15/2029	1,842,000	1,769,591
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	15,332,400	14,271,551
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	2,174,000	2,022,907
4.63%, 3/15/2030 (a) (b)	263,000	242,828
5.00%, 8/15/2027 (a)	3,227,000	3,142,582
7.38%, 2/15/2031 (a)	1,363,000	1,424,430
Stagwell Global LLC 5.63%, 8/15/2029 (a)	3,817,217	3,630,860
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	2,495,000	2,465,160
		67,180,836
AEROSPACE & DEFENSE — 1.9%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	3,487,000	3,534,598
Bombardier, Inc.:
6.00%, 2/15/2028 (a) (b)	3,233,000	3,216,188
7.00%, 6/1/2032 (a) (b)	4,894,000	4,977,883
7.25%, 7/1/2031 (a)	3,650,000	3,764,318
7.45%, 5/1/2034 (a)	2,772,000	2,927,315
7.50%, 2/1/2029 (a) (b)	2,949,000	3,068,877
7.88%, 4/15/2027 (a)	1,147,300	1,147,851
8.75%, 11/15/2030 (a)	4,203,000	4,521,713
F-Brasile SpA/F-Brasile U.S. LLC Series XR, 7.38%, 8/15/2026 (a)	185,000	185,072
Goat Holdco LLC 6.75%, 2/1/2032 (a)	1,638,000	1,621,931
Moog, Inc. 4.25%, 12/15/2027 (a)	3,387,000	3,233,264
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	1,884,000	1,840,574
4.60%, 6/15/2028	1,330,000	1,260,627
Security Description	Principal Amount	Value
9.38%, 11/30/2029 (a)	$5,960,000	$6,389,120
9.75%, 11/15/2030 (a)	4,355,000	4,815,541
TransDigm, Inc.:
4.63%, 1/15/2029	5,488,000	5,139,732
4.88%, 5/1/2029 (b)	3,330,900	3,134,843
5.50%, 11/15/2027	11,113,000	10,937,192
6.00%, 1/15/2033 (a)	5,020,000	4,920,102
6.38%, 3/1/2029 (a)	16,738,000	16,789,888
6.63%, 3/1/2032 (a)	8,422,000	8,498,809
6.75%, 8/15/2028 (a)	14,150,000	14,288,387
6.88%, 12/15/2030 (a)	7,750,000	7,885,393
7.13%, 12/1/2031 (a)	3,075,000	3,153,290
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	4,913,100	5,120,236
		126,372,744
AGRICULTURE — 0.1%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	3,625,300	3,563,344
6.00%, 6/15/2030 (a)	4,171,000	4,115,150
Turning Point Brands, Inc. 5.63%, 2/15/2026 (a) (b)	2,504,000	2,490,854
		10,169,348
AIRLINES — 1.3%
Air Canada 3.88%, 8/15/2026 (a)	6,804,100	6,613,381
Allegiant Travel Co. 7.25%, 8/15/2027 (a) (b)	4,693,000	4,717,685
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	3,885,000	3,976,142
8.50%, 5/15/2029 (a)	5,515,700	5,785,362
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	8,492,280	8,472,323
5.75%, 4/20/2029 (a)	15,751,430	15,630,931
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	10,934,000	11,629,840
OneSky Flight LLC 8.88%, 12/15/2029 (a)	2,766,000	2,775,792
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	9,417,000	9,255,781
4.63%, 4/15/2029 (a)	7,549,985	7,176,714
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	4,508,000	3,949,098
7.88%, 5/1/2027 (a)	4,002,000	3,893,386
9.50%, 6/1/2028 (a) (b)	2,531,000	2,545,908
		86,422,343
APPAREL — 0.5%
Champ Acquisition Corp. 8.38%, 12/1/2031 (a)	2,298,000	2,353,658

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Crocs, Inc.:
4.13%, 8/15/2031 (a) (b)	$1,062,000	$922,814
4.25%, 3/15/2029 (a)	2,144,000	1,976,511
Hanesbrands, Inc.:
4.88%, 5/15/2026 (a)	3,493,000	3,436,868
9.00%, 2/15/2031 (a) (b)	2,013,400	2,146,667
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	907,000	835,247
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	1,473,000	1,291,998
S&S Holdings LLC 8.38%, 10/1/2031 (a)	5,032,000	5,052,480
Under Armour, Inc. 3.25%, 6/15/2026	1,297,000	1,250,995
VF Corp.:
2.80%, 4/23/2027	1,636,000	1,534,437
2.95%, 4/23/2030	5,976,000	5,107,209
6.00%, 10/15/2033	826,000	798,502
6.45%, 11/1/2037	713,000	698,954
William Carter Co. 5.63%, 3/15/2027 (a) (b)	3,579,000	3,551,478
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	1,185,000	1,039,103
		31,996,921
AUTO MANUFACTURERS — 0.6%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	3,093,000	2,735,387
4.75%, 10/1/2027 (a) (b)	3,213,000	3,117,574
5.88%, 6/1/2029 (a)	1,107,000	1,098,288
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a)	6,886,000	6,724,661
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a) (b)	2,501,000	2,422,919
5.50%, 7/15/2029 (a) (b)	1,450,000	1,415,084
5.88%, 1/15/2028 (a)	3,758,000	3,734,287
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	3,598,600	3,786,267
Mclaren Finance PLC 7.50%, 8/1/2026 (a) (b)	4,301,000	4,287,108
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	4,875,000	4,842,874
Wabash National Corp. 4.50%, 10/15/2028 (a)	3,767,700	3,433,693
		37,598,142
AUTO PARTS & EQUIPMENT — 1.6%
Adient Global Holdings Ltd.:
4.88%, 8/15/2026 (a) (b)	2,200,200	2,173,006
7.00%, 4/15/2028 (a)	4,285,010	4,336,773
8.25%, 4/15/2031 (a) (b)	4,528,000	4,629,880
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	2,618,000	2,393,716
6.50%, 4/1/2027 (b)	1,447,000	1,432,530
Security Description	Principal Amount	Value
6.88%, 7/1/2028 (b)	$1,617,000	$1,601,461
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/2026 (a) (b)	470,000	469,596
6.75%, 5/15/2028 (a)	5,265,000	5,359,401
8.50%, 5/15/2027 (a)	4,339,000	4,358,699
Cooper-Standard Automotive, Inc.:
5.63%, 5/15/2027 (a)	1,129,698	944,236
13.50%, 3/31/2027 (a)	2,265,639	2,401,849
Dana, Inc.:
4.25%, 9/1/2030	1,837,000	1,707,822
4.50%, 2/15/2032 (b)	639,000	585,963
5.38%, 11/15/2027	440,000	433,787
5.63%, 6/15/2028	2,110,000	2,081,177
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	4,275,000	3,462,194
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	5,968,000	6,046,300
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	4,153,000	4,013,459
5.00%, 5/31/2026 (b)	5,556,000	5,454,603
5.00%, 7/15/2029 (b)	4,075,000	3,745,618
5.25%, 4/30/2031	1,184,000	1,056,531
5.25%, 7/15/2031 (b)	2,380,000	2,132,623
5.63%, 4/30/2033 (b)	1,809,000	1,588,827
IHO Verwaltungs GmbH:
6.38%, 5/15/2029 (a)	4,472,841	4,300,502
7.75%, 11/15/2030 (a)	2,826,081	2,825,233
8.00%, 11/15/2032 (a)	2,366,500	2,380,746
Phinia, Inc.:
6.63%, 10/15/2032 (a)	2,206,000	2,190,580
6.75%, 4/15/2029 (a)	2,845,000	2,902,099
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	4,420,000	3,804,250
Tenneco, Inc. 8.00%, 11/17/2028 (a)	11,704,900	10,888,366
Titan International, Inc. 7.00%, 4/30/2028 (b)	3,741,000	3,665,993
ZF North America Capital, Inc.:
6.75%, 4/23/2030 (a)	4,533,000	4,366,548
6.88%, 4/14/2028 (a)	3,180,000	3,186,869
6.88%, 4/23/2032 (a)	3,351,000	3,182,076
7.13%, 4/14/2030 (a)	4,738,000	4,650,584
		110,753,897
BANKS — 0.9%
Banc of California 3 mo. USD Term SOFR + 2.52%, 3.25%, 5/1/2031 (c)	1,261,300	1,192,282
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	3,173,000	3,480,400
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	3,547,000	3,543,016
7.63%, 5/1/2026 (a)	327,000	328,150

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
12.00%, 10/1/2028 (a)	$4,720,000	$5,120,398
12.25%, 10/1/2030 (a)	5,278,000	5,841,479
Intesa Sanpaolo SpA:
1 yr. CMT + 2.60%, 4.20%, 6/1/2032 (a) (b) (c)	3,515,000	3,057,909
1 yr. CMT + 2.75%, 4.95%, 6/1/2042 (a) (b) (c)	3,187,000	2,457,368
5.71%, 1/15/2026 (a)	7,894,000	7,894,395
Popular, Inc. 7.25%, 3/13/2028	2,963,000	3,030,793
Standard Chartered PLC 3 mo. USD Term SOFR + 1.46%, 7.01%, 7/30/2037 (a) (c)	2,284,000	2,409,414
Texas Capital Bancshares, Inc. 5 yr. CMT + 3.15%, 4.00%, 5/6/2031 (b) (c)	1,895,000	1,819,693
UniCredit SpA:
5 yr. CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	6,270,400	6,064,605
5 yr. USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (b) (c)	6,499,000	6,498,350
5 yr. USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (b) (c)	5,545,400	5,784,019
Valley National Bancorp 3 mo. USD Term SOFR + 2.36%, 3.00%, 6/15/2031 (c)	386,000	345,038
Western Alliance Bancorp 3 mo. USD Term SOFR + 2.25%, 3.00%, 6/15/2031 (c)	1,611,000	1,525,810
		60,393,119
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	3,276,000	3,047,466
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	2,510,000	2,490,447
		5,537,913
BIOTECHNOLOGY — 0.0% (d)
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a) (b)	3,072,000	2,513,387
CHEMICALS — 2.5%
Ashland, Inc. 6.88%, 5/15/2043	1,290,000	1,340,878
ASP Unifrax Holdings, Inc. 7.10%, 9/30/2029 (a)	1,231,441	809,365
Avient Corp.:
6.25%, 11/1/2031 (a)	2,734,000	2,702,286
7.13%, 8/1/2030 (a)	470,000	480,805
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	2,045,000	2,116,207
Security Description	Principal Amount	Value
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	$748,000	$679,326
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	2,514,000	2,458,566
Cerdia Finanz GmbH 9.38%, 10/3/2031 (a)	4,776,000	4,979,028
Chemours Co.:
4.63%, 11/15/2029 (a) (b)	3,545,000	3,083,087
5.38%, 5/15/2027 (b)	3,464,700	3,334,427
5.75%, 11/15/2028 (a)	4,872,309	4,530,127
8.00%, 1/15/2033 (a)	3,607,000	3,523,967
Consolidated Energy Finance SA:
5.63%, 10/15/2028 (a)	3,792,000	3,092,300
12.00%, 2/15/2031 (a) (b)	3,835,000	3,698,589
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	4,276,000	4,145,283
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,379,000	1,307,720
GPD Cos., Inc. 10.13%, 4/1/2026 (a) (b)	2,758,000	2,706,949
HB Fuller Co. 4.25%, 10/15/2028 (b)	1,560,000	1,459,895
Herens Holdco SARL 4.75%, 5/15/2028 (a)	1,942,000	1,786,659
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	1,901,000	1,924,230
INEOS Finance PLC:
6.75%, 5/15/2028 (a)	2,567,000	2,590,616
7.50%, 4/15/2029 (a) (b)	4,250,000	4,354,295
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (a) (b)	3,858,000	4,071,695
Ingevity Corp. 3.88%, 11/1/2028 (a)	1,996,000	1,823,745
Innophos Holdings, Inc. 9.38%, 2/15/2028 (a) (b)	1,064,000	1,060,180
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	2,990,000	2,846,719
LSF11 A5 HoldCo LLC 6.63%, 10/15/2029 (a) (b)	359,000	368,890
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a) (b)	3,632,000	3,500,558
Methanex Corp.:
5.13%, 10/15/2027	5,366,000	5,233,353
5.25%, 12/15/2029 (b)	773,000	744,569
5.65%, 12/1/2044	911,000	784,243
Methanex U.S. Operations, Inc. 6.25%, 3/15/2032 (a)	2,746,000	2,715,080
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	3,038,500	2,937,956
NOVA Chemicals Corp.:
4.25%, 5/15/2029 (a) (b)	2,355,000	2,129,085

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 6/1/2027 (a)	$6,203,000	$6,023,237
7.00%, 12/1/2031 (a)	341,000	339,871
8.50%, 11/15/2028 (a)	3,930,000	4,161,084
9.00%, 2/15/2030 (a)	2,668,000	2,814,367
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (a) (b)	1,350,000	1,244,133
OCI NV 6.70%, 3/16/2033 (a) (b)	4,751,000	4,795,659
Olin Corp.:
5.00%, 2/1/2030	4,259,766	4,002,774
5.13%, 9/15/2027	1,725,000	1,686,567
5.63%, 8/1/2029	2,428,000	2,362,031
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a) (b)	1,227,300	1,149,489
6.25%, 10/1/2029 (a) (b)	65,000	61,800
7.13%, 10/1/2027 (a) (b)	3,251,000	3,293,978
7.25%, 6/15/2031 (a)	3,160,000	3,208,095
9.75%, 11/15/2028 (a)	8,316,898	8,819,655
Rain Carbon, Inc. 12.25%, 9/1/2029 (a) (b)	3,454,000	3,652,467
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	371	371
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	4,086,000	3,846,438
6.63%, 5/1/2029 (a)	2,335,000	2,225,302
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	5,316,000	5,206,756
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	2,203,000	2,054,143
SNF Group SACA:
3.13%, 3/15/2027 (a)	1,835,000	1,731,011
3.38%, 3/15/2030 (a)	1,992,000	1,743,279
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.:
5.13%, 4/1/2029 (a)	1,472,000	918,911
5.38%, 9/1/2025 (a)	73,000	72,794
Tronox, Inc. 4.63%, 3/15/2029 (a) (b)	3,780,000	3,392,626
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	4,753,048	4,387,349
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	2,853,000	2,764,043
5.63%, 8/15/2029 (a)	6,659,000	6,133,205
7.38%, 3/1/2031 (a)	715,000	730,172
		168,142,285
COAL — 0.2%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (a)	3,219,000	3,381,881
Security Description	Principal Amount	Value
Conuma Resources Ltd. 13.13%, 5/1/2028 (a) (b)	$87,000	$88,417
Coronado Finance Pty. Ltd. 9.25%, 10/1/2029 (a)	4,838,000	4,936,212
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	3,895,000	3,535,998
		11,942,508
COMMERCIAL SERVICES — 5.1%
ADT Security Corp.:
4.13%, 8/1/2029 (a)	3,189,213	2,927,666
4.88%, 7/15/2032 (a) (b)	3,001,000	2,747,896
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	2,858,000	2,795,610
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	3,952,000	3,950,775
Albion Financing 2 SARL 8.75%, 4/15/2027 (a)	2,269,000	2,307,323
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	12,291,000	12,576,766
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	3,388,000	3,090,296
9.75%, 7/15/2027 (a)	3,912,000	3,937,819
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	10,335,374	9,755,442
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a) (b)	4,427,000	4,223,092
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a) (b)	2,182,000	1,957,058
4.63%, 10/1/2027 (a)	4,473,000	4,244,832
APi Group DE, Inc. 4.13%, 7/15/2029 (a)	840,000	766,534
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	1,388,000	1,297,128
5.38%, 3/1/2029 (a) (b)	3,138,925	2,939,823
5.75%, 7/15/2027 (a)	4,246,000	4,161,150
8.00%, 2/15/2031 (a) (b)	2,517,000	2,575,646
8.25%, 1/15/2030 (a) (b)	4,057,000	4,185,039
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	4,768,000	4,784,068
Block, Inc.:
2.75%, 6/1/2026	3,131,000	3,015,591
3.50%, 6/1/2031	4,015,000	3,533,802
6.50%, 5/15/2032 (a)	8,914,000	9,005,458
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	11,906,141	12,472,873
Brink's Co.:
4.63%, 10/15/2027 (a)	1,367,000	1,322,586

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 6/15/2029 (a)	$3,088,000	$3,120,702
6.75%, 6/15/2032 (a)	1,849,000	1,865,530
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	1,233,000	1,121,413
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (b)	4,923,000	4,802,583
Cimpress PLC 7.38%, 9/15/2032 (a) (b)	1,131,000	1,123,705
CoreCivic, Inc.:
4.75%, 10/15/2027	63,000	61,454
8.25%, 4/15/2029	2,585,000	2,733,198
CPI CG, Inc. 10.00%, 7/15/2029 (a)	1,414,000	1,509,685
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	2,954,000	3,018,722
Deluxe Corp.:
8.00%, 6/1/2029 (a) (b)	1,162,000	1,116,821
8.13%, 9/15/2029 (a)	3,499,000	3,549,596
EquipmentShare.com, Inc.:
8.00%, 3/15/2033 (a)	1,854,000	1,881,940
8.63%, 5/15/2032 (a)	3,619,000	3,782,832
9.00%, 5/15/2028 (a) (b)	5,772,000	5,983,602
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	4,673,000	4,535,567
6.00%, 6/1/2029 (a)	2,170,900	2,055,886
7.75%, 2/15/2028 (a)	2,505,000	2,584,509
8.25%, 8/1/2032 (a) (b)	2,573,000	2,616,046
8.38%, 11/15/2032 (a)	1,595,000	1,626,900
GEO Group, Inc.:
8.63%, 4/15/2029 (b)	3,842,576	4,057,030
10.25%, 4/15/2031	4,206,000	4,588,620
Graham Holdings Co. 5.75%, 6/1/2026 (a)	235,000	234,102
Grand Canyon University 5.13%, 10/1/2028	3,280,000	3,080,642
Herc Holdings, Inc.:
5.50%, 7/15/2027 (a)	5,995,000	5,909,212
6.63%, 6/15/2029 (a)	4,390,000	4,443,514
Hertz Corp.:
4.63%, 12/1/2026 (a) (b)	2,210,000	1,858,986
5.00%, 12/1/2029 (a) (b)	4,810,000	3,334,340
12.63%, 7/15/2029 (a) (b)	6,260,000	6,667,776
Korn Ferry 4.63%, 12/15/2027 (a)	3,487,000	3,350,344
Matthews International Corp. 8.63%, 10/1/2027 (a) (b)	1,545,000	1,603,710
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a) (b)	3,035,000	2,903,888
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	4,272,000	4,129,443
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	3,173,000	2,944,417
Security Description	Principal Amount	Value
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	$6,670,276	$6,232,572
5.75%, 4/15/2026 (a) (b)	7,459,000	7,457,359
6.25%, 1/15/2028 (a)	4,837,000	4,804,302
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	5,272,568	5,054,125
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	5,815,000	5,762,432
RR Donnelley & Sons Co.:
9.50%, 8/1/2029 (a)	5,836,000	5,928,559
10.88%, 8/1/2029 (a)	3,519,000	3,528,255
RRD Intermediate Holdings, Inc. 11.00%, 12/1/2030 (a)	2,088,000	1,926,451
Service Corp. International:
3.38%, 8/15/2030	3,030,000	2,656,037
4.00%, 5/15/2031	4,037,000	3,595,998
4.63%, 12/15/2027	1,169,000	1,138,957
5.13%, 6/1/2029	2,931,000	2,842,337
5.75%, 10/15/2032	3,713,783	3,610,577
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.:
4.63%, 11/1/2026 (a)	1,194,000	1,173,845
6.75%, 8/15/2032 (a)	3,651,000	3,714,491
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	2,573,000	1,621,016
Sotheby's 7.38%, 10/15/2027 (a)	4,417,000	4,365,056
Sotheby's/Bidfair Holdings, Inc. 5.88%, 6/1/2029 (a)	1,833,000	1,638,354
StoneMor, Inc. 8.50%, 5/15/2029 (a) (b)	2,571,000	2,302,845
TriNet Group, Inc.:
3.50%, 3/1/2029 (a)	2,670,000	2,415,629
7.13%, 8/15/2031 (a)	1,277,000	1,302,272
United Rentals North America, Inc.:
3.75%, 1/15/2032	2,329,000	2,039,366
3.88%, 11/15/2027	4,025,000	3,851,804
3.88%, 2/15/2031	4,710,000	4,208,526
4.00%, 7/15/2030	2,622,000	2,387,515
4.88%, 1/15/2028 (b)	8,663,132	8,419,525
5.25%, 1/15/2030	2,706,000	2,628,906
5.50%, 5/15/2027	1,830,000	1,820,228
6.13%, 3/15/2034 (a)	5,901,000	5,857,864
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	3,895,700	3,783,621
Valvoline, Inc. 3.63%, 6/15/2031 (a)	959,000	816,579
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	6,011,000	6,478,115
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	1,138,000	1,101,311

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
VT Topco, Inc. 8.50%, 8/15/2030 (a)	$1,971,000	$2,087,309
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	4,653,000	4,785,145
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a) (b)	3,099,000	3,075,386
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	3,556,000	3,389,473
6.63%, 6/15/2029 (a)	3,787,000	3,830,929
7.38%, 10/1/2031 (a)	1,916,000	1,969,303
WW International, Inc. 4.50%, 4/15/2029 (a)	894,000	181,196
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	2,298,000	2,067,281
		340,621,839
COMPUTERS — 0.7%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a) (b)	1,595,000	1,563,004
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	3,914,000	3,723,506
Crane NXT Co. 4.20%, 3/15/2048	3,224,000	2,162,820
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029 (b)	2,189,000	1,988,247
KBR, Inc. 4.75%, 9/30/2028 (a)	2,090,000	2,003,223
McAfee Corp. 7.38%, 2/15/2030 (a)	8,940,700	8,702,252
NCR Voyix Corp.:
5.00%, 10/1/2028 (a) (b)	2,308,000	2,218,265
5.13%, 4/15/2029 (a)	2,131,000	2,039,197
Science Applications International Corp. 4.88%, 4/1/2028 (a)	847,000	815,305
Seagate HDD Cayman:
4.09%, 6/1/2029	2,085,000	1,944,554
4.13%, 1/15/2031	2,936,000	2,644,896
4.88%, 6/1/2027	528,000	520,386
5.75%, 12/1/2034	1,001,000	960,570
Unisys Corp. 6.88%, 11/1/2027 (a)	4,259,000	4,128,802
Vericast Corp. 12.50%, 12/15/2027 (a)	225,000	259,461
Virtusa Corp. 7.13%, 12/15/2028 (a)	2,275,000	2,159,589
Western Digital Corp. 4.75%, 2/15/2026	10,413,534	10,309,399
		48,143,476
CONSTRUCTION MATERIALS — 2.1%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	2,611,000	1,646,262
Security Description	Principal Amount	Value
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	$4,619,000	$4,908,288
Boise Cascade Co. 4.88%, 7/1/2030 (a)	1,468,000	1,392,134
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	5,787,000	5,111,831
5.00%, 3/1/2030 (a)	2,220,000	2,111,730
6.38%, 6/15/2032 (a)	2,719,000	2,705,242
6.38%, 3/1/2034 (a)	4,702,000	4,644,306
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a) (b)	5,013,000	4,803,356
Cornerstone Building Brands, Inc.:
6.13%, 1/15/2029 (a)	1,958,000	1,561,877
9.50%, 8/15/2029 (a)	3,201,000	3,094,343
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	4,645,000	4,089,737
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	3,776,000	3,838,304
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.63%, 12/15/2030 (a)	14,653,400	14,671,424
6.75%, 7/15/2031 (a)	2,607,000	2,620,921
Griffon Corp. 5.75%, 3/1/2028	4,090,000	4,009,100
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	2,404,000	2,326,399
JELD-WEN, Inc.:
4.88%, 12/15/2027 (a) (b)	3,376,000	3,191,873
7.00%, 9/1/2032 (a) (b)	2,824,750	2,619,532
Knife River Corp. 7.75%, 5/1/2031 (a)	3,546,700	3,693,817
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	3,760,000	3,787,185
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	3,335,000	3,353,076
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a) (b)	696,000	657,407
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	4,053,000	3,916,941
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a)	4,578,000	4,295,537
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/2028 (a)	6,518,898	6,356,186
8.88%, 11/15/2031 (a)	7,447,000	7,809,669

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	$3,477,000	$3,486,457
Standard Industries, Inc.:
3.38%, 1/15/2031 (a) (b)	4,295,000	3,682,705
4.38%, 7/15/2030 (a)	7,970,000	7,267,046
4.75%, 1/15/2028 (a)	6,417,000	6,152,876
5.00%, 2/15/2027 (a)	5,177,800	5,064,717
Summit Materials LLC/Summit Materials Finance Corp.:
5.25%, 1/15/2029 (a)	1,620,000	1,626,448
6.50%, 3/15/2027 (a)	293,000	293,017
7.25%, 1/15/2031 (a)	3,186,000	3,379,454
Wilsonart LLC 11.00%, 8/15/2032 (a)	4,377,000	4,292,480
		138,461,677
DISTRIBUTION & WHOLESALE — 0.5%
American Builders & Contractors Supply Co., Inc.:
3.88%, 11/15/2029 (a) (b)	922,000	839,693
4.00%, 1/15/2028 (a)	2,042,000	1,955,705
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	2,050,000	2,037,290
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a) (b)	2,232,800	2,188,903
Gates Corp. 6.88%, 7/1/2029 (a)	2,278,000	2,317,865
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	6,601,000	6,044,734
Resideo Funding, Inc.:
4.00%, 9/1/2029 (a) (b)	1,476,000	1,336,577
6.50%, 7/15/2032 (a) (b)	3,045,000	3,047,832
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/2028 (a)	2,090,000	2,135,374
7.75%, 3/15/2031 (a)	1,568,000	1,639,657
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	3,769,000	3,918,705
Wesco Aircraft Holdings, Inc. 10.50%, 11/15/2026 (a) (e)	243,000	204,186
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	4,119,000	4,332,611
		31,999,132
DIVERSIFIED FINANCIAL SERVICES — 4.8%
AG Issuer LLC 6.25%, 3/1/2028 (a)	1,470,000	1,457,446
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	1,402,000	1,453,383
Ally Financial, Inc.:
5 yr. CMT + 2.45%, 6.65%, 1/17/2040 (c)	1,341,000	1,304,632
6.70%, 2/14/2033 (b)	2,554,500	2,577,210
Aretec Group, Inc.:
7.50%, 4/1/2029 (a) (b)	2,028,000	2,015,447
10.00%, 8/15/2030 (a)	2,816,000	3,071,665
Security Description	Principal Amount	Value
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	$3,519,000	$3,559,856
Azorra Finance Ltd. 7.75%, 4/15/2030 (a)	3,472,000	3,449,154
Bread Financial Holdings, Inc.:
7.00%, 1/15/2026 (a)	1,093,000	1,090,825
9.75%, 3/15/2029 (a)	5,155,000	5,541,883
Brightsphere Investment Group, Inc. 4.80%, 7/27/2026 (b)	3,641,000	3,599,092
Burford Capital Global Finance LLC:
6.25%, 4/15/2028 (a)	2,074,756	2,061,706
6.88%, 4/15/2030 (a)	2,967,000	2,966,674
9.25%, 7/1/2031 (a)	3,775,000	4,016,789
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a)	1,570,000	1,345,600
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	3,523,000	3,168,304
3.63%, 10/1/2031 (a)	3,405,000	2,874,910
Credit Acceptance Corp.:
6.63%, 3/15/2026	71,000	71,001
9.25%, 12/15/2028 (a)	4,141,000	4,374,387
Encore Capital Group, Inc.:
8.50%, 5/15/2030 (a)	3,308,000	3,484,250
9.25%, 4/1/2029 (a)	3,519,000	3,749,600
Enova International, Inc.:
9.13%, 8/1/2029 (a)	2,982,000	3,097,463
11.25%, 12/15/2028 (a)	4,200,000	4,533,648
Finance of America Funding LLC 7.88%, 11/30/2027 (a) (f)	1,151,570	1,072,146
Focus Financial Partners LLC 6.75%, 9/15/2031 (a)	3,627,000	3,603,932
Freedom Mortgage Holdings LLC:
9.13%, 5/15/2031 (a)	3,623,000	3,740,385
9.25%, 2/1/2029 (a)	5,685,000	5,864,646
GGAM Finance Ltd.:
5.88%, 3/15/2030 (a)	697,000	685,325
6.88%, 4/15/2029 (a)	2,189,000	2,224,177
7.75%, 5/15/2026 (a)	2,333,000	2,362,326
8.00%, 2/15/2027 (a)	4,073,000	4,203,662
8.00%, 6/15/2028 (a)	4,528,000	4,755,623
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	7,176,000	7,334,374
goeasy Ltd.:
6.88%, 5/15/2030 (a)	1,246,000	1,257,002
7.63%, 7/1/2029 (a)	4,720,000	4,823,038
9.25%, 12/1/2028 (a)	3,685,000	3,926,515
Hightower Holding LLC:
6.75%, 4/15/2029 (a)	685,700	681,846
9.13%, 1/31/2030 (a) (b)	843,000	887,409
Jane Street Group/JSG Finance, Inc.:
4.50%, 11/15/2029 (a) (b)	2,052,000	1,915,747

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.13%, 11/1/2032 (a)	$3,862,000	$3,818,630
7.13%, 4/30/2031 (a)	7,344,000	7,541,627
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
5.00%, 8/15/2028 (a)	6,489,000	6,083,243
6.63%, 10/15/2031 (a)	2,834,000	2,827,680
Jefferson Capital Holdings LLC:
6.00%, 8/15/2026 (a) (b)	2,199,000	2,194,756
9.50%, 2/15/2029 (a)	3,320,000	3,510,933
LD Holdings Group LLC:
6.13%, 4/1/2028 (a) (b)	2,817,000	2,408,028
8.75%, 11/1/2027 (a)	3,199,547	3,082,188
LFS Topco LLC 5.88%, 10/15/2026 (a)	2,826,000	2,789,177
Midcap Financial Issuer Trust:
5.63%, 1/15/2030 (a)	2,269,000	2,077,905
6.50%, 5/1/2028 (a)	6,032,000	5,890,127
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (a)	3,746,000	3,700,449
5.13%, 12/15/2030 (a)	2,719,000	2,537,126
5.50%, 8/15/2028 (a)	5,080,000	4,934,052
5.75%, 11/15/2031 (a)	1,502,000	1,435,056
6.00%, 1/15/2027 (a)	2,966,000	2,947,611
6.50%, 8/1/2029 (a)	4,811,000	4,802,196
7.13%, 2/1/2032 (a)	3,099,000	3,133,461
Navient Corp.:
4.88%, 3/15/2028	4,292,000	4,089,890
5.00%, 3/15/2027	1,509,000	1,478,216
5.50%, 3/15/2029 (b)	5,035,800	4,749,464
Series A, 5.63%, 8/1/2033 (b)	3,924,000	3,394,064
6.75%, 6/15/2026	1,574,000	1,591,235
9.38%, 7/25/2030	2,544,165	2,724,343
11.50%, 3/15/2031	3,595,100	4,021,766
OneMain Finance Corp.:
3.50%, 1/15/2027	3,347,000	3,186,277
3.88%, 9/15/2028	3,410,000	3,142,690
4.00%, 9/15/2030	3,518,000	3,114,204
5.38%, 11/15/2029 (b)	5,011,000	4,823,689
6.63%, 1/15/2028	5,838,000	5,912,902
6.63%, 5/15/2029	3,489,000	3,531,705
7.13%, 3/15/2026	3,927,000	3,996,312
7.13%, 11/15/2031	3,741,000	3,810,358
7.50%, 5/15/2031	3,878,000	3,984,451
7.88%, 3/15/2030	5,266,000	5,493,913
9.00%, 1/15/2029	2,430,400	2,576,953
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a) (b)	999,000	1,031,907
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 2/1/2027 (a)	4,303,000	4,242,500
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	2,522,000	2,336,532
Security Description	Principal Amount	Value
5.75%, 9/15/2031 (a)	$3,091,400	$2,942,796
7.13%, 11/15/2030 (a)	3,457,000	3,500,040
7.88%, 12/15/2029 (a)	5,594,000	5,861,002
PHH Escrow Issuer LLC 9.88%, 11/1/2029 (a)	3,806,000	3,822,137
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	1,826,000	1,858,393
PRA Group, Inc.:
5.00%, 10/1/2029 (a) (b)	2,634,000	2,412,454
8.38%, 2/1/2028 (a)	2,367,000	2,433,489
8.88%, 1/31/2030 (a) (b)	4,514,000	4,683,546
Provident Funding Associates LP/PFG Finance Corp. 9.75%, 9/15/2029 (a)	3,663,000	3,756,809
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	6,417,000	6,077,669
3.63%, 3/1/2029 (a)	3,634,000	3,283,246
3.88%, 3/1/2031 (a)	6,503,500	5,666,044
4.00%, 10/15/2033 (a)	2,370,000	1,973,025
SLM Corp. 3.13%, 11/2/2026	4,589,000	4,378,548
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	4,077,000	4,262,096
Synchrony Financial 7.25%, 2/2/2033 (b)	3,235,000	3,344,569
United Wholesale Mortgage LLC:
5.50%, 4/15/2029 (a)	4,681,000	4,495,305
5.75%, 6/15/2027 (a)	3,910,800	3,862,658
UWM Holdings LLC 6.63%, 2/1/2030 (a)	1,519,000	1,509,370
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/2031 (a)	1,067,000	1,097,036
		324,370,926
ELECTRIC — 2.9%
AES Corp.:
5 yr. CMT + 2.89%, 6.95%, 7/15/2055 (c)	3,990,000	3,904,734
5 yr. CMT + 3.20%, 7.60%, 1/15/2055 (c)	5,162,000	5,301,219
Algonquin Power & Utilities Corp. 5 yr. CMT + 3.25%, 4.75%, 1/18/2082 (c)	5,778,000	5,416,413
Alpha Generation LLC 6.75%, 10/15/2032 (a)	3,795,000	3,752,079
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a)	1,122,000	1,060,111
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38%, 2/15/2032 (a)	2,721,000	2,706,062

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Calpine Corp.:
3.75%, 3/1/2031 (a)	$2,508,000	$2,243,381
4.50%, 2/15/2028 (a)	8,227,000	7,891,338
4.63%, 2/1/2029 (a)	2,330,400	2,197,870
5.00%, 2/1/2031 (a)	2,853,000	2,684,473
5.13%, 3/15/2028 (a)	7,301,000	7,080,291
5.25%, 6/1/2026 (a)	1,224,100	1,224,051
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	5,674,000	4,937,799
3.75%, 1/15/2032 (a)	634,000	540,903
4.75%, 3/15/2028 (a)	5,376,000	5,140,316
DPL, Inc. 4.35%, 4/15/2029	2,682,000	2,497,720
Edison International:
5 yr. CMT + 3.66%, 7.88%, 6/15/2054 (c)	2,740,100	2,839,018
5 yr. CMT + 3.86%, 8.13%, 6/15/2053 (c)	4,284,000	4,417,575
Electricite de France SA 5 yr. CMT + 5.41%, 9.13%, 3/15/2033 (a) (b) (c)	8,741,000	9,847,785
Emera, Inc. Series 16-A, 3 mo. USD Term SOFR + 5.44%, 6.75%, 6/15/2076 (c)	5,769,000	5,796,172
EUSHI Finance, Inc. 5 yr. CMT + 3.14%, 7.63%, 12/15/2054 (a) (b) (c)	2,687,000	2,794,614
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	2,158,000	1,973,534
Lightning Power LLC 7.25%, 8/15/2032 (a)	6,108,300	6,286,968
NextEra Energy Operating Partners LP:
3.88%, 10/15/2026 (a)	3,739,000	3,576,466
4.50%, 9/15/2027 (a) (b)	2,827,000	2,694,244
7.25%, 1/15/2029 (a) (b)	5,007,050	5,124,415
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	3,779,000	3,427,288
3.63%, 2/15/2031 (a)	5,467,000	4,775,370
3.88%, 2/15/2032 (a)	894,000	777,780
5.25%, 6/15/2029 (a)	3,927,000	3,816,769
5.75%, 1/15/2028	3,815,000	3,799,015
5.75%, 7/15/2029 (a)	3,542,000	3,475,977
6.00%, 2/1/2033 (a)	4,571,713	4,441,053
6.25%, 11/1/2034 (a)	4,599,000	4,513,137
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	3,399,000	3,185,101
PG&E Corp.:
5.00%, 7/1/2028	4,250,000	4,151,188
5.25%, 7/1/2030	2,934,000	2,860,679
5 yr. CMT + 3.88%, 7.38%, 3/15/2055 (c)	9,756,000	10,004,680
Security Description	Principal Amount	Value
Pike Corp. 8.63%, 1/31/2031 (a) (b)	$2,634,000	$2,780,793
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	5,565,000	5,929,118
Terraform Global Operating LP 6.13%, 3/1/2026 (a)	3,555,000	3,547,143
TransAlta Corp.:
6.50%, 3/15/2040	1,625,000	1,629,388
7.75%, 11/15/2029	441,000	460,580
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	4,890,000	4,604,180
5.00%, 7/31/2027 (a)	4,580,000	4,492,522
5.50%, 9/1/2026 (a)	3,640,000	3,631,337
5.63%, 2/15/2027 (a)	6,053,000	6,034,962
6.88%, 4/15/2032 (a) (b)	5,040,000	5,158,994
7.75%, 10/15/2031 (a)	5,337,000	5,590,721
		197,017,326
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	2,836,000	2,631,950
4.75%, 6/15/2028 (a) (b)	2,257,000	2,152,636
6.50%, 12/31/2027 (a)	2,670,000	2,673,605
EnerSys:
4.38%, 12/15/2027 (a)	1,920,000	1,832,774
6.63%, 1/15/2032 (a)	1,223,000	1,229,433
WESCO Distribution, Inc.:
6.38%, 3/15/2029 (a)	4,676,000	4,730,943
6.63%, 3/15/2032 (a)	2,326,000	2,359,518
7.25%, 6/15/2028 (a)	4,799,000	4,879,143
		22,490,002
ELECTRONICS — 0.5%
Atkore, Inc. 4.25%, 6/1/2031 (a)	2,185,000	1,932,764
Coherent Corp. 5.00%, 12/15/2029 (a) (b)	3,297,000	3,144,975
Imola Merger Corp. 4.75%, 5/15/2029 (a)	10,462,536	9,944,327
Sensata Technologies BV:
4.00%, 4/15/2029 (a)	5,961,000	5,469,933
5.88%, 9/1/2030 (a)	1,424,000	1,387,460
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	3,099,000	2,705,086
4.38%, 2/15/2030 (a)	5,760,000	5,274,374
6.63%, 7/15/2032 (a)	2,481,000	2,476,881
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	1,187,231	1,101,335
		33,437,135
ENERGY-ALTERNATE SOURCES — 0.2%
Sunnova Energy Corp.:
5.88%, 9/1/2026 (a)	2,430,000	2,019,597
11.75%, 10/1/2028 (a) (b)	1,982,000	1,401,056
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	4,329,000	4,008,134

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 1/31/2028 (a)	$5,054,000	$4,855,732
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	1,216,160	1,185,233
		13,469,752
ENGINEERING & CONSTRUCTION — 0.6%
AECOM 5.13%, 3/15/2027	880,000	870,487
Arcosa, Inc.:
4.38%, 4/15/2029 (a)	907,000	845,279
6.88%, 8/15/2032 (a)	2,518,000	2,559,119
Artera Services LLC 8.50%, 2/15/2031 (a)	4,371,127	4,237,283
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners 4.05%, 4/27/2026 (a)	1,910,000	1,827,087
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	8,277,000	8,434,263
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	865,000	862,638
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	1,900,000	1,774,258
Global Infrastructure Solutions, Inc.:
5.63%, 6/1/2029 (a)	2,251,000	2,167,983
7.50%, 4/15/2032 (a)	3,456,000	3,418,917
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	526,000	489,774
HTA Group Ltd. 7.50%, 6/4/2029 (a) (b)	3,482,000	3,541,229
INNOVATE Corp. 8.50%, 2/1/2026 (a)	1,253,000	1,028,350
Railworks Holdings LP/Railworks Rally, Inc. 8.25%, 11/15/2028 (a)	269,000	270,049
TopBuild Corp.:
3.63%, 3/15/2029 (a)	2,748,000	2,511,370
4.13%, 2/15/2032 (a)	283,000	250,588
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	3,784,000	4,173,601
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	3,690,000	3,515,906
		42,778,181
ENTERTAINMENT — 2.8%
Affinity Interactive 6.88%, 12/15/2027 (a)	4,581,000	3,422,648
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	3,133,900	1,440,184
Security Description	Principal Amount	Value
AMC Entertainment Holdings, Inc.:
7.50%, 2/15/2029 (a)	$3,835,000	$3,410,849
10.00%, 6/15/2026 (a)	3,656,373	3,679,591
Banijay Entertainment SAS 8.13%, 5/1/2029 (a)	3,588,000	3,714,979
Boyne USA, Inc. 4.75%, 5/15/2029 (a) (b)	1,763,574	1,671,410
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	4,748,000	4,448,116
6.00%, 10/15/2032 (a) (b)	4,660,000	4,492,659
6.50%, 2/15/2032 (a)	7,166,000	7,200,827
7.00%, 2/15/2030 (a)	10,923,500	11,123,728
8.13%, 7/1/2027 (a)	1,417,000	1,431,326
CCM Merger, Inc. 6.38%, 5/1/2026 (a) (b)	1,001,000	999,538
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.25%, 7/15/2029	1,642,000	1,577,601
5.38%, 4/15/2027 (b)	626,000	617,605
6.50%, 10/1/2028	1,554,000	1,555,756
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	3,528,000	3,401,803
5.50%, 4/1/2027 (a) (b)	2,583,000	2,552,676
5.75%, 4/1/2030 (a) (b)	4,983,000	4,890,216
6.75%, 5/1/2031 (a)	2,782,000	2,805,091
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a) (b)	1,665,000	1,622,759
7.00%, 8/1/2032 (a) (b)	2,045,000	2,085,859
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	3,973,000	3,792,904
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	308,000	307,969
Great Canadian Gaming Corp. 8.75%, 11/15/2029 (a)	1,687,000	1,733,831
International Game Technology PLC:
4.13%, 4/15/2026 (a)	923,936	906,954
5.25%, 1/15/2029 (a)	2,988,000	2,907,384
6.25%, 1/15/2027 (a)	6,209,000	6,237,934
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	3,753,000	3,620,219
Light & Wonder International, Inc.:
7.00%, 5/15/2028 (a)	3,859,598	3,869,170
7.25%, 11/15/2029 (a)	1,935,000	1,977,841
7.50%, 9/1/2031 (a)	2,822,000	2,906,745
Lions Gate Capital Holdings 1, Inc. 5.50%, 4/15/2029 (a)	4,444,000	3,983,646
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	2,005,000	1,571,579
Live Nation Entertainment, Inc.:
4.75%, 10/15/2027 (a) (b)	4,259,000	4,115,557

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 3/15/2026 (a)	$1,303,819	$1,299,673
6.50%, 5/15/2027 (a)	4,112,900	4,157,689
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	2,775,000	2,684,174
Merlin Entertainments Ltd. 5.75%, 6/15/2026 (a)	3,757,000	3,726,155
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	1,888,621	1,780,913
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026 (a)	7,736,000	7,686,257
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	2,045,000	1,920,255
Odeon Finco PLC 12.75%, 11/1/2027 (a)	3,610,000	3,790,933
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.00%, 8/1/2030 (a)	3,401,000	3,488,474
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a) (b)	2,081,000	1,860,747
5.63%, 1/15/2027 (a) (b)	1,610,000	1,585,109
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	4,235,000	3,298,176
5.88%, 9/1/2031 (a) (b)	4,749,000	3,320,976
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.63%, 4/16/2029 (a) (b)	4,813,000	4,295,410
4.63%, 4/6/2031 (a)	2,501,000	2,132,403
8.45%, 7/27/2030 (a)	3,879,000	4,033,772
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	5,738,000	5,499,127
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a)	1,276,000	1,216,143
Six Flags Entertainment Corp.:
5.50%, 4/15/2027 (a)	1,828,000	1,808,203
7.25%, 5/15/2031 (a) (b)	2,786,000	2,844,924
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 6.63%, 5/1/2032 (a)	3,973,000	4,024,768
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	1,046,000	1,015,729
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	1,413,000	1,428,246
Security Description	Principal Amount	Value
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (a) (b)	$3,572,000	$3,421,297
6.25%, 3/15/2033 (a)	2,037,037	1,997,865
7.13%, 2/15/2031 (a) (b)	5,091,037	5,296,257
		185,690,629
ENVIRONMENTAL CONTROL — 0.5%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	3,361,000	3,289,949
5.13%, 7/15/2029 (a) (b)	739,000	707,489
6.38%, 2/1/2031 (a)	1,015,000	1,019,903
Enviri Corp. 5.75%, 7/31/2027 (a) (b)	4,703,000	4,467,333
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	2,797,000	2,635,753
4.00%, 8/1/2028 (a)	2,905,000	2,750,076
4.38%, 8/15/2029 (a) (b)	2,301,000	2,173,663
4.75%, 6/15/2029 (a)	2,195,000	2,109,373
5.13%, 12/15/2026 (a)	1,751,000	1,740,704
6.75%, 1/15/2031 (a)	4,409,500	4,531,996
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	969,000	916,674
5.88%, 6/30/2029 (a) (b)	3,817,000	3,602,637
Reworld Holding Corp.:
4.88%, 12/1/2029 (a)	2,469,000	2,283,405
5.00%, 9/1/2030	464,000	427,237
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	523,000	522,367
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	1,812,000	1,844,181
		35,022,740
FOOD — 2.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a)	3,379,000	3,295,032
3.50%, 3/15/2029 (a)	5,640,500	5,140,188
4.63%, 1/15/2027 (a)	6,807,000	6,659,628
4.88%, 2/15/2030 (a)	3,302,000	3,145,419
5.88%, 2/15/2028 (a)	3,205,000	3,191,154
6.50%, 2/15/2028 (a) (b)	4,223,000	4,277,899
7.50%, 3/15/2026 (a)	2,690,000	2,699,576
Aragvi Finance International DAC 11.13%, 11/20/2029 (a)	972,000	959,034
B&G Foods, Inc.:
5.25%, 9/15/2027 (b)	1,877,000	1,781,874
8.00%, 9/15/2028 (a)	5,115,539	5,261,178
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	3,308,000	2,807,268
Chobani Holdco II LLC 8.75%, 10/1/2029 (a)	4,036,087	4,268,727

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	$760,000	$731,363
7.63%, 7/1/2029 (a)	1,527,000	1,580,491
FAGE International SA/FAGE USA Dairy Industry, Inc. 5.63%, 8/15/2026 (a)	180,000	178,209
Fiesta Purchaser, Inc.:
7.88%, 3/1/2031 (a)	3,536,000	3,670,722
9.63%, 9/15/2032 (a)	325,000	340,925
Ingles Markets, Inc. 4.00%, 6/15/2031 (a) (b)	1,070,000	945,613
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	6,606,000	6,852,007
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	3,768,830	3,447,876
4.38%, 1/31/2032 (a)	2,500,000	2,261,725
4.88%, 5/15/2028 (a)	2,636,000	2,572,499
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	4,366,000	4,050,469
5.50%, 10/15/2027 (a)	4,597,000	4,556,684
6.13%, 9/15/2032 (a)	3,297,000	3,295,121
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	5,458,300	4,705,546
4.25%, 4/15/2031 (b)	4,991,100	4,589,816
6.25%, 7/1/2033	5,865,800	5,984,055
6.88%, 5/15/2034	2,206,000	2,349,434
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	4,401,000	3,942,416
4.63%, 4/15/2030 (a)	7,408,000	6,827,731
5.50%, 12/15/2029 (a)	6,457,000	6,248,826
6.25%, 2/15/2032 (a)	4,364,000	4,333,758
6.25%, 10/15/2034 (a) (b)	2,033,813	1,986,730
6.38%, 3/1/2033 (a)	5,832,552	5,720,975
Safeway, Inc. 7.25%, 2/1/2031	2,429,000	2,488,583
Sigma Holdco BV 7.88%, 5/15/2026 (a)	617,000	610,836
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a) (b)	4,470,000	4,132,739
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	1,369,000	1,241,177
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a)	810,000	759,116
4.75%, 2/15/2029 (a) (b)	3,354,000	3,215,446
5.75%, 4/15/2033 (a)	2,042,000	1,984,068
6.88%, 9/15/2028 (a)	3,020,000	3,087,376
7.25%, 1/15/2032 (a)	2,146,000	2,214,200
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	1,696,000	1,669,152
Security Description	Principal Amount	Value
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/2031 (a)	$6,232,000	$6,132,662
		152,195,323
FOOD SERVICE — 0.2%
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	3,299,000	3,202,966
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a)	3,124,000	3,091,604
10.50%, 5/15/2029 (a)	4,690,000	4,730,334
		11,024,904
FOREST PRODUCTS & PAPER — 0.3%
Ahlstrom Holding 3 OY 4.88%, 2/4/2028 (a) (b)	1,464,000	1,391,356
Domtar Corp. 6.75%, 10/1/2028 (a)	5,240,000	4,817,342
Magnera Corp.:
4.75%, 11/15/2029 (a)	2,850,000	2,533,393
7.25%, 11/15/2031 (a) (b)	5,217,000	5,102,852
Mercer International, Inc.:
5.13%, 2/1/2029	4,941,000	4,275,250
12.88%, 10/1/2028 (a)	2,058,000	2,215,149
		20,335,342
GAS — 0.3%
AltaGas Ltd. 5 yr. CMT + 3.57%, 7.20%, 10/15/2054 (a) (c)	6,184,000	6,230,256
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75%, 5/20/2027 (b)	5,303,000	4,923,729
5.88%, 8/20/2026	5,342,000	5,159,037
9.38%, 6/1/2028 (a)	3,099,000	2,980,649
		19,293,671
HAND & MACHINE TOOLS — 0.0% (d)
Werner FinCo LP/Werner FinCo, Inc.:
8.75%, 7/15/2025 (a)	237,000	223,214
11.50%, 6/15/2028 (a)	1,549,000	1,714,851
14.50%, 10/15/2028 (a)	587,017	593,656
		2,531,721
HEALTH CARE PRODUCTS — 1.0%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	3,978,000	3,636,926
4.63%, 7/15/2028 (a)	4,801,000	4,581,210
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	7,362,000	7,657,143
Embecta Corp. 5.00%, 2/15/2030 (a)	440,000	404,668
Hologic, Inc.:
3.25%, 2/15/2029 (a)	1,180,000	1,068,643
4.63%, 2/1/2028 (a)	2,412,000	2,332,283

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Medline Borrower LP:
3.88%, 4/1/2029 (a)	$19,994,000	$18,521,642
5.25%, 10/1/2029 (a)	11,187,000	10,770,284
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	8,578,000	8,665,324
Neogen Food Safety Corp. 8.63%, 7/20/2030 (a) (b)	856,000	918,180
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	5,321,000	5,389,854
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	3,615,000	3,431,105
4.63%, 11/15/2027	131,000	127,039
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	1,505,000	1,538,682
		69,042,983
HEALTH CARE SERVICES — 4.0%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	1,833,000	1,711,527
5.50%, 7/1/2028 (a)	662,000	632,667
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	957,000	923,878
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	2,445,000	2,240,500
4.00%, 3/15/2031 (a)	2,448,000	2,179,846
4.25%, 5/1/2028 (a)	4,205,000	3,988,821
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a) (b)	6,667,000	5,179,126
5.25%, 5/15/2030 (a)	8,802,000	7,235,948
5.63%, 3/15/2027 (a)	10,162,000	9,744,850
6.00%, 1/15/2029 (a)	3,167,300	2,834,353
6.13%, 4/1/2030 (a)	5,727,000	3,927,977
6.88%, 4/1/2028 (a)	2,744,000	1,996,891
6.88%, 4/15/2029 (a) (b)	8,365,000	6,305,119
8.00%, 12/15/2027 (a)	1,500,000	1,498,590
10.88%, 1/15/2032 (a)	11,442,000	11,804,940
Concentra Escrow Issuer Corp. 6.88%, 7/15/2032 (a)	1,659,000	1,696,427
DaVita, Inc.:
3.75%, 2/15/2031 (a)	8,140,000	7,036,623
4.63%, 6/1/2030 (a)	12,438,000	11,425,298
6.88%, 9/1/2032 (a)	4,274,000	4,306,226
Encompass Health Corp.:
4.50%, 2/1/2028 (b)	2,689,077	2,592,996
4.63%, 4/1/2031	1,502,000	1,386,046
4.75%, 2/1/2030 (b)	3,051,000	2,895,704
5.75%, 9/15/2025	84,000	83,815
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a) (b)	5,153,000	5,160,266
Global Medical Response, Inc. 10.00%, 10/31/2028 (a)	3,016,113	3,022,417
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a)	5,743,000	5,748,686
Security Description	Principal Amount	Value
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	$1,671,000	$1,565,660
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%, 4/30/2028 (a)	4,947,000	5,251,043
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	4,570,000	4,510,956
5.00%, 5/15/2027 (a)	4,254,000	4,178,959
6.50%, 5/15/2030 (a)	1,494,000	1,521,475
Kedrion SpA 6.50%, 9/1/2029 (a) (b)	5,416,000	5,085,570
LifePoint Health, Inc.:
4.38%, 2/15/2027 (a)	3,944,000	3,771,884
5.38%, 1/15/2029 (a)	671,000	587,159
9.88%, 8/15/2030 (a)	4,601,000	4,970,874
10.00%, 6/1/2032 (a) (b)	3,284,000	3,340,058
11.00%, 10/15/2030 (a)	8,104,900	8,903,557
ModivCare, Inc. 5.00%, 10/1/2029 (a) (b)	3,616,000	2,135,935
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	816,000	726,052
3.88%, 5/15/2032 (a)	3,463,000	2,997,954
4.38%, 6/15/2028 (a)	4,249,100	4,024,578
6.25%, 1/15/2033 (a)	2,490,000	2,460,020
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a) (b)	5,607,000	4,806,320
5.75%, 11/1/2028 (a)	6,614,286	4,307,554
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a) (b)	961,000	917,342
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a) (b)	8,638,000	8,413,412
Radiology Partners, Inc.:
7.78%, 1/31/2029 (a)	2,988,788	2,950,412
9.78%, 2/15/2030 (a)	5,656,129	5,283,164
Select Medical Corp. 6.25%, 12/1/2032 (a)	1,914,000	1,842,569
Star Parent, Inc. 9.00%, 10/1/2030 (a)	6,925,000	7,193,136
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a) (b)	3,284,000	3,350,337
Tenet Healthcare Corp.:
4.25%, 6/1/2029	5,982,400	5,611,013
4.38%, 1/15/2030	5,421,000	5,033,073
4.63%, 6/15/2028	3,744,000	3,585,966
5.13%, 11/1/2027	6,435,300	6,310,326
6.13%, 10/1/2028 (b)	11,401,000	11,386,407
6.13%, 6/15/2030	10,062,000	10,000,219
6.25%, 2/1/2027	6,565,600	6,554,898
6.75%, 5/15/2031	6,460,000	6,526,667
6.88%, 11/15/2031 (b)	2,401,000	2,482,130
Toledo Hospital:
4.98%, 11/15/2045	927,000	680,761
Series B, 5.33%, 11/15/2028	2,360,000	2,317,024
6.02%, 11/15/2048	1,442,000	1,265,816

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	$6,287,000	$6,408,968
		270,818,785
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Benteler International AG 10.50%, 5/15/2028 (a)	4,505,000	4,739,621
Stena International SA:
7.25%, 1/15/2031 (a)	4,084,000	4,201,987
7.63%, 2/15/2031 (a)	2,148,000	2,234,564
		11,176,172
HOME BUILDERS — 1.4%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	2,961,000	3,069,935
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.63%, 8/1/2029 (a)	595,000	546,966
4.63%, 4/1/2030 (a)	2,217,000	2,009,134
6.63%, 1/15/2028 (a)	2,738,000	2,737,452
Beazer Homes USA, Inc.:
5.88%, 10/15/2027 (b)	2,811,000	2,768,160
7.25%, 10/15/2029 (b)	1,566,000	1,586,311
7.50%, 3/15/2031 (a)	3,246,000	3,277,291
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a)	3,592,000	3,256,579
5.00%, 6/15/2029 (a)	1,125,000	1,046,329
6.25%, 9/15/2027 (a) (b)	2,647,000	2,622,489
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	3,467,000	3,106,432
6.75%, 6/1/2027	2,390,000	2,393,203
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (a)	2,206,000	2,292,210
Empire Communities Corp. 9.75%, 5/1/2029 (a)	4,333,000	4,554,026
Forestar Group, Inc.:
3.85%, 5/15/2026 (a)	1,503,000	1,460,570
5.00%, 3/1/2028 (a)	3,099,000	2,993,479
Installed Building Products, Inc. 5.75%, 2/1/2028 (a) (b)	62,000	61,027
K Hovnanian Enterprises, Inc. 11.75%, 9/30/2029 (a)	4,824,000	5,262,502
KB Home:
4.00%, 6/15/2031 (b)	354,000	312,678
4.80%, 11/15/2029	305,000	287,603
6.88%, 6/15/2027	2,337,000	2,379,557
7.25%, 7/15/2030 (b)	1,781,000	1,823,940
Landsea Homes Corp. 8.88%, 4/1/2029 (a) (b)	3,683,204	3,676,721
LGI Homes, Inc.:
4.00%, 7/15/2029 (a)	2,211,000	1,973,981
7.00%, 11/15/2032 (a)	1,796,000	1,779,405
8.75%, 12/15/2028 (a) (b)	3,232,000	3,382,902
Security Description	Principal Amount	Value
M/I Homes, Inc.:
3.95%, 2/15/2030	$862,000	$775,352
4.95%, 2/1/2028	2,808,000	2,710,197
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	2,007,000	1,866,329
5.25%, 12/15/2027 (a)	2,684,000	2,623,851
New Home Co., Inc. 9.25%, 10/1/2029 (a) (b)	4,322,000	4,522,930
Shea Homes LP/Shea Homes Funding Corp.:
4.75%, 2/15/2028	3,214,000	3,064,710
4.75%, 4/1/2029	367,000	344,338
STL Holding Co. LLC 8.75%, 2/15/2029 (a)	2,298,000	2,426,941
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	1,425,000	1,362,514
5.75%, 1/15/2028 (a)	3,681,000	3,654,092
5.88%, 6/15/2027 (a) (b)	3,554,000	3,562,103
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	50,000	45,234
Tri Pointe Homes, Inc.:
5.25%, 6/1/2027 (b)	809,000	793,645
5.70%, 6/15/2028	2,221,000	2,203,099
Winnebago Industries, Inc. 6.25%, 7/15/2028 (a)	2,318,000	2,300,430
		92,916,647
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	2,219,000	1,934,324
4.00%, 4/15/2029 (a)	3,820,000	3,522,231
		5,456,555
HOUSEHOLD PRODUCTS — 0.3%
Coty, Inc. 5.00%, 4/15/2026 (a)	170,000	169,551
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC:
4.75%, 1/15/2029 (a)	3,865,000	3,683,306
6.63%, 7/15/2030 (a)	4,515,000	4,578,436
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	761,134	702,253
5.50%, 6/1/2028 (a)	6,265,000	6,131,430
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	2,232,000	386,917
Perrigo Finance Unlimited Co.:
4.90%, 6/15/2030	3,588,000	3,363,607
6.13%, 9/30/2032 (b)	3,085,000	3,027,280
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	921,000	809,006
		22,851,786

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	$4,431,000	$4,035,755
Central Garden & Pet Co.:
4.13%, 10/15/2030 (b)	1,943,000	1,745,805
4.13%, 4/30/2031 (a) (b)	2,443,063	2,164,774
5.13%, 2/1/2028	1,752,000	1,705,116
Kronos Acquisition Holdings, Inc.:
8.25%, 6/30/2031 (a)	4,722,000	4,502,238
10.75%, 6/30/2032 (a) (b)	3,376,000	3,102,341
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	236,000	202,854
		17,458,883
HOUSEWARES — 0.5%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029 (a)	5,895,000	5,803,156
Newell Brands, Inc.:
5.70%, 4/1/2026	4,814,000	4,812,460
6.38%, 9/15/2027 (b)	1,806,000	1,820,972
6.38%, 5/15/2030	1,833,000	1,839,342
6.63%, 9/15/2029	919,000	935,533
6.63%, 5/15/2032 (b)	2,570,000	2,587,347
6.88%, 4/1/2036 (b)	1,565,000	1,585,611
7.00%, 4/1/2046	4,714,000	4,502,907
Scotts Miracle-Gro Co.:
4.00%, 4/1/2031	1,685,000	1,469,101
4.38%, 2/1/2032	1,628,000	1,418,753
4.50%, 10/15/2029 (b)	1,566,000	1,441,832
5.25%, 12/15/2026 (b)	726,000	711,139
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	2,527,000	1,567,422
		30,495,575
INSURANCE — 2.4%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	535,000	503,392
6.00%, 8/1/2029 (a)	3,147,000	3,017,092
7.50%, 11/6/2030 (a)	7,068,000	7,271,205
8.25%, 2/1/2029 (a)	5,103,000	5,267,572
8.50%, 6/15/2029 (a)	2,443,000	2,542,406
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	3,229,000	3,079,045
5.88%, 11/1/2029 (a) (b)	60,000	57,580
6.50%, 10/1/2031 (a)	5,419,000	5,366,327
6.75%, 10/15/2027 (a)	5,402,000	5,357,325
6.75%, 4/15/2028 (a)	7,499,000	7,505,524
7.00%, 1/15/2031 (a)	7,661,000	7,690,265
7.38%, 10/1/2032 (a)	3,893,000	3,926,908
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	3,026,000	2,839,508
6.38%, 2/15/2029 (a)	4,000,000	4,017,680
Security Description	Principal Amount	Value
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	$5,480,000	$5,558,145
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	5,237,000	5,399,609
Ardonagh Group Finance Ltd. 8.88%, 2/15/2032 (a)	5,010,000	5,207,093
Assurant, Inc. 3 mo. USD Term SOFR + 4.14%, 7.00%, 3/27/2048 (c)	3,010,000	3,060,177
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/2031 (a) (b)	1,499,000	1,527,691
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	3,491,000	3,376,914
Constellation Insurance, Inc.:
6.63%, 5/1/2031 (a) (b)	939,000	918,577
6.80%, 1/24/2030 (a)	3,934,000	3,852,920
Genworth Holdings, Inc. 6.50%, 6/15/2034 (b)	1,649,000	1,625,106
Global Atlantic Fin Co.:
5 yr. CMT + 3.80%, 4.70%, 10/15/2051 (a) (c)	2,941,900	2,824,018
5 yr. CMT + 3.61%, 7.95%, 10/15/2054 (a) (c)	3,827,000	3,992,633
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC:
7.25%, 2/15/2031 (a)	6,079,000	6,170,428
8.13%, 2/15/2032 (a)	2,199,000	2,243,398
HUB International Ltd.:
5.63%, 12/1/2029 (a) (b)	2,383,000	2,315,228
7.25%, 6/15/2030 (a)	14,393,000	14,757,863
7.38%, 1/31/2032 (a)	7,154,000	7,256,731
Jones Deslauriers Insurance Management, Inc.:
8.50%, 3/15/2030 (a)	3,196,000	3,363,023
10.50%, 12/15/2030 (a)	2,086,000	2,251,795
Liberty Mutual Group, Inc.:
5 yr. CMT + 3.32%, 4.13%, 12/15/2051 (a) (c)	3,320,016	3,154,513
4.30%, 2/1/2061 (a)	3,973,000	2,461,115
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	14,548,000	14,691,007
Ryan Specialty LLC:
4.38%, 2/1/2030 (a)	903,000	846,752
5.88%, 8/1/2032 (a)	2,594,000	2,567,048
USI, Inc. 7.50%, 1/15/2032 (a)	2,314,000	2,392,861
		160,256,474

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
INTERNET — 1.8%
Acuris Finance U.S., Inc./Acuris Finance SARL:
5.00%, 5/1/2028 (a)	$3,107,000	$2,807,392
9.00%, 8/1/2029 (a)	3,825,000	3,681,218
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	5,712,000	5,095,904
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	6,231,000	5,723,547
6.13%, 12/1/2028 (a)	3,021,000	2,695,910
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	2,611,112	2,448,753
5.63%, 9/15/2028 (a)	2,098,000	1,945,475
Cogent Communications Group LLC:
3.50%, 5/1/2026 (a)	4,576,000	4,430,392
7.00%, 6/15/2027 (a)	2,500,000	2,508,300
Cogent Communications Group, Inc./Cogent Communications Finance, Inc. 7.00%, 6/15/2027 (a)	1,554,000	1,555,741
Gen Digital, Inc.:
6.75%, 9/30/2027 (a)	5,364,000	5,438,077
7.13%, 9/30/2030 (a) (b)	1,457,000	1,497,461
Getty Images, Inc. 9.75%, 3/1/2027 (a) (b)	2,311,000	2,305,269
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	1,821,000	1,665,323
5.25%, 12/1/2027 (a)	2,406,000	2,365,315
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a) (b)	4,753,000	4,156,926
ION Trading Technologies SARL:
5.75%, 5/15/2028 (a)	2,229,000	2,108,478
9.50%, 5/30/2029 (a)	5,360,700	5,616,673
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a)	1,179,000	1,006,182
4.13%, 8/1/2030 (a)	2,662,000	2,357,733
4.63%, 6/1/2028 (a)	2,479,000	2,362,016
5.00%, 12/15/2027 (a)	4,879,700	4,722,378
5.63%, 2/15/2029 (a) (b)	2,606,000	2,530,530
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	3,804,000	2,969,935
Newfold Digital Holdings Group, Inc.:
6.00%, 2/15/2029 (a) (b)	3,060,000	1,606,347
11.75%, 10/15/2028 (a)	4,553,000	3,377,233
Rakuten Group, Inc.:
5 yr. CMT + 4.58%, 5.13%, 4/22/2026 (a) (b) (c)	4,759,000	4,608,330
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (c)	4,852,800	4,366,210
5 yr. CMT + 4.25%, 8.13%, 12/15/2029 (a) (c)	2,128,000	2,119,616
Security Description	Principal Amount	Value
9.75%, 4/15/2029 (a)	$10,184,000	$11,048,418
11.25%, 2/15/2027 (a)	9,795,000	10,684,288
Shutterfly Finance LLC 8.50%, 10/1/2027 (a)	1,270,568	1,121,569
Wayfair LLC 7.25%, 10/31/2029 (a)	6,039,000	6,041,597
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	2,618,000	2,393,559
		121,362,095
INVESTMENT COMPANY SECURITY — 0.7%
Compass Group Diversified Holdings LLC:
5.00%, 1/15/2032 (a) (b)	723,000	661,661
5.25%, 4/15/2029 (a)	4,684,000	4,481,276
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	3,573,000	2,983,026
5.25%, 5/15/2027	6,075,100	5,747,045
6.25%, 5/15/2026	4,186,000	4,153,935
9.00%, 6/15/2030 (b)	4,460,000	4,283,116
9.75%, 1/15/2029	4,474,000	4,485,946
10.00%, 11/15/2029 (a)	2,951,000	2,959,027
Prospect Capital Corp.:
3.36%, 11/15/2026 (b)	1,494,000	1,392,946
3.44%, 10/15/2028	1,494,000	1,293,789
3.71%, 1/22/2026	1,847,000	1,790,667
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	10,602,000	10,212,270
		44,444,704
IRON/STEEL — 1.1%
Algoma Steel, Inc. 9.13%, 4/15/2029 (a)	4,068,000	4,171,775
ATI, Inc.:
4.88%, 10/1/2029 (b)	575,000	547,532
5.13%, 10/1/2031	840,000	789,625
5.88%, 12/1/2027	1,720,000	1,706,515
7.25%, 8/15/2030	2,069,000	2,129,332
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a) (b)	2,855,000	2,687,326
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	2,559,000	2,556,697
Carpenter Technology Corp.:
6.38%, 7/15/2028	1,116,000	1,119,448
7.63%, 3/15/2030	574,000	587,024
Cleveland-Cliffs Steel Corp. 7.00%, 3/15/2027	240	241
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a)	2,918,000	2,715,316
4.88%, 3/1/2031 (a)	1,467,000	1,307,156
6.75%, 4/15/2030 (a)	5,111,000	5,002,391
6.88%, 11/1/2029 (a) (b)	5,419,238	5,359,247
7.00%, 3/15/2032 (a) (b)	8,996,000	8,832,813

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
7.38%, 5/1/2033 (a)	$4,853,000	$4,773,120
Commercial Metals Co. 4.13%, 1/15/2030	2,246,000	2,067,308
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	3,058,000	3,062,342
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	4,093,000	4,163,645
8.13%, 5/1/2027 (a)	3,975,000	3,991,933
8.50%, 5/1/2030 (a) (b)	3,663,000	3,740,692
9.25%, 10/1/2028 (a)	6,212,388	6,520,336
TMS International Corp. 6.25%, 4/15/2029 (a)	647,000	621,586
U.S. Steel Corp.:
6.65%, 6/1/2037	389,000	377,758
6.88%, 3/1/2029 (b)	3,816,000	3,831,188
		72,662,346
IT SERVICES — 0.5%
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	4,171,000	4,206,745
ASGN, Inc. 4.63%, 5/15/2028 (a)	4,642,500	4,408,750
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	3,637,000	3,734,217
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 4/15/2026 (a)	2,366,432	379,789
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	4,129,700	4,207,256
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	1,029,000	1,036,399
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	6,325,000	6,842,448
Seagate HDD Cayman:
8.25%, 12/15/2029	2,808,000	2,991,784
8.50%, 7/15/2031	2,097,000	2,243,266
9.63%, 12/1/2032	3,868,085	4,359,989
		34,410,643
LEISURE TIME — 2.3%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (e) (g)	50,000	—
Acushnet Co. 7.38%, 10/15/2028 (a) (b)	709,000	732,830
Amer Sports Co. 6.75%, 2/16/2031 (a) (b)	1,954,000	1,980,105
Carnival Corp.:
5.75%, 3/1/2027 (a)	14,804,600	14,755,893
6.00%, 5/1/2029 (a) (b)	8,727,000	8,709,022
7.00%, 8/15/2029 (a)	1,333,000	1,388,026
7.63%, 3/1/2026 (a)	4,740,000	4,748,248
10.50%, 6/1/2030 (a)	5,416,000	5,786,346
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	9,537,000	10,159,671
Security Description	Principal Amount	Value
Life Time, Inc.:
5.75%, 1/15/2026 (a) (b)	$3,631,000	$3,630,710
6.00%, 11/15/2031 (a)	713,000	705,777
8.00%, 4/15/2026 (a) (b)	2,966,000	2,970,953
Lindblad Expeditions Holdings, Inc. 9.00%, 5/15/2028 (a)	825,000	860,030
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	2,079,000	2,080,455
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	1,757,000	1,542,874
NCL Corp. Ltd.:
5.88%, 3/15/2026 (a)	6,036,000	6,029,602
5.88%, 2/15/2027 (a)	6,642,000	6,624,000
6.25%, 3/1/2030 (a) (b)	1,207,000	1,192,649
7.75%, 2/15/2029 (a) (b)	1,519,000	1,594,980
8.13%, 1/15/2029 (a)	2,399,000	2,527,035
8.38%, 2/1/2028 (a)	2,687,000	2,802,245
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	2,032,000	2,037,039
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028	866,000	820,232
4.25%, 7/1/2026 (a)	4,361,000	4,281,107
5.38%, 7/15/2027 (a) (b)	6,042,000	6,004,056
5.50%, 8/31/2026 (a)	4,818,000	4,813,616
5.50%, 4/1/2028 (a)	8,861,000	8,798,530
5.63%, 9/30/2031 (a)	6,618,000	6,508,340
6.00%, 2/1/2033 (a)	7,192,000	7,175,674
6.25%, 3/15/2032 (a)	5,396,000	5,465,662
7.50%, 10/15/2027	1,048,000	1,098,692
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a) (b)	4,325,000	4,263,628
10.75%, 11/15/2029 (a) (b)	5,596,987	5,774,915
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	3,522,000	3,495,479
7.00%, 2/15/2029 (a)	2,495,600	2,504,534
9.13%, 7/15/2031 (a)	2,818,000	3,028,054
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	183,000	180,034
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	4,591,000	4,471,267
		151,542,310
LODGING — 1.4%
Boyd Gaming Corp.:
4.75%, 12/1/2027 (b)	4,030,000	3,906,763
4.75%, 6/15/2031 (a) (b)	3,892,000	3,593,017
Full House Resorts, Inc. 8.25%, 2/15/2028 (a) (b)	2,039,000	2,023,055
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	2,409,000	2,478,813
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	7,538,000	6,543,587

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 5/1/2029 (a)	$3,093,000	$2,851,251
4.00%, 5/1/2031 (a)	5,347,077	4,804,242
4.88%, 1/15/2030 (b)	4,615,000	4,429,200
5.75%, 5/1/2028 (a) (b)	1,102,000	1,100,501
5.88%, 4/1/2029 (a)	2,384,000	2,376,538
5.88%, 3/15/2033 (a) (b)	3,070,800	3,018,965
6.13%, 4/1/2032 (a)	4,189,000	4,181,250
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.:
4.88%, 7/1/2031 (a)	1,351,000	1,208,091
5.00%, 6/1/2029 (a) (b)	5,200,000	4,887,168
6.63%, 1/15/2032 (a)	4,173,000	4,186,521
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	1,229,000	1,211,438
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028 (b)	3,725,000	3,577,490
MGM China Holdings Ltd. 7.13%, 6/26/2031 (a) (b)	455,000	459,868
MGM Resorts International:
4.75%, 10/15/2028	3,356,000	3,211,927
5.50%, 4/15/2027	4,944,000	4,907,810
6.13%, 9/15/2029	3,418,000	3,409,147
6.50%, 4/15/2032 (b)	2,799,000	2,788,392
Station Casinos LLC:
4.50%, 2/15/2028 (a)	4,021,000	3,819,025
4.63%, 12/1/2031 (a)	1,079,000	965,295
6.63%, 3/15/2032 (a) (b)	1,945,000	1,932,357
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	1,702,000	1,588,170
4.63%, 3/1/2030 (a)	1,404,000	1,302,364
6.00%, 4/1/2027	2,488,020	2,488,095
6.63%, 7/31/2026 (a) (b)	5,880,898	5,919,006
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	1,857,000	1,760,789
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (a) (b)	4,455,000	4,401,941
		95,332,076
MACHINERY, CONSTRUCTION & MINING — 0.2%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	2,784,000	2,604,794
4.13%, 4/15/2029 (a)	2,173,000	2,016,370
Manitowoc Co., Inc. 9.25%, 10/1/2031 (a) (b)	2,083,000	2,143,303
Terex Corp.:
5.00%, 5/15/2029 (a)	3,063,000	2,916,313
6.25%, 10/15/2032 (a)	4,392,000	4,310,177
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	2,404,000	2,269,256
		16,260,213
Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 0.6%
ATS Corp. 4.13%, 12/15/2028 (a)	$3,084,000	$2,853,872
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	6,544,000	6,805,629
9.50%, 1/1/2031 (a)	1,340,000	1,435,261
Esab Corp. 6.25%, 4/15/2029 (a)	443,000	448,670
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a) (b)	1,878,000	1,548,843
GrafTech Global Enterprises, Inc. 9.88%, 12/23/2029 (a) (b)	1,857,000	1,754,865
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 2/15/2029 (a) (b)	6,178,000	6,456,504
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	4,455,000	4,711,563
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	2,155,000	1,990,509
OT Merger Corp. 7.88%, 10/15/2029 (a)	904,000	392,734
SPX FLOW, Inc. 8.75%, 4/1/2030 (a) (b)	1,854,000	1,900,591
TK Elevator Holdco GmbH 7.63%, 7/15/2028 (a) (b)	1,101,000	1,099,690
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	8,903,000	8,719,420
		40,118,151
MEDIA — 7.8%
Altice Financing SA 9.63%, 7/15/2027 (a)	2,199,000	2,041,991
AMC Networks, Inc.:
4.25%, 2/15/2029	5,303,000	4,149,757
10.25%, 1/15/2029 (a)	5,361,000	5,693,704
Beasley Mezzanine Holdings LLC 9.20%, 8/1/2028 (a)	1,569,000	864,284
Block Communications, Inc. 4.88%, 3/1/2028 (a) (b)	1,888,000	1,750,969
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	2,073,000	1,731,183
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	14,538,600	12,663,993
4.25%, 1/15/2034 (a)	10,866,900	8,816,642
4.50%, 8/15/2030 (a)	11,722,000	10,520,612
4.50%, 5/1/2032	12,650,000	10,893,295
4.50%, 6/1/2033 (a)	9,816,900	8,254,442
4.75%, 3/1/2030 (a)	15,311,400	13,981,299
4.75%, 2/1/2032 (a)	6,901,600	6,053,117
5.00%, 2/1/2028 (a)	14,682,000	14,154,035
5.13%, 5/1/2027 (a)	17,648,000	17,334,042
5.38%, 6/1/2029 (a) (b)	7,336,500	7,008,632

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 5/1/2026 (a)	$1,835,000	$1,827,293
6.38%, 9/1/2029 (a) (b)	8,896,000	8,823,142
7.38%, 3/1/2031 (a)	5,257,000	5,360,300
CSC Holdings LLC:
3.38%, 2/15/2031 (a) (b)	4,899,000	3,454,040
4.13%, 12/1/2030 (a)	5,246,716	3,778,160
4.50%, 11/15/2031 (a) (b)	6,392,000	4,623,206
4.63%, 12/1/2030 (a)	10,554,000	5,488,080
5.00%, 11/15/2031 (a)	2,090,000	1,091,774
5.38%, 2/1/2028 (a)	4,673,000	4,024,948
5.50%, 4/15/2027 (a)	9,379,000	8,386,608
5.75%, 1/15/2030 (a)	10,010,000	5,690,885
6.50%, 2/1/2029 (a)	9,764,000	8,206,056
7.50%, 4/1/2028 (a)	5,118,000	3,499,842
11.25%, 5/15/2028 (a)	6,672,000	6,577,324
11.75%, 1/31/2029 (a)	8,730,000	8,605,772
Cumulus Media New Holdings, Inc. 8.00%, 7/1/2029 (a)	1,076,000	395,527
Directv Financing LLC 8.88%, 2/1/2030 (a)	4,923,000	4,844,084
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	19,223,400	18,703,215
DISH DBS Corp.:
5.13%, 6/1/2029	7,353,000	4,668,714
5.25%, 12/1/2026 (a)	13,566,000	12,343,296
5.75%, 12/1/2028 (a)	11,862,000	10,135,367
7.38%, 7/1/2028	5,954,000	4,249,310
7.75%, 7/1/2026	11,498,000	9,663,494
DISH Network Corp. 11.75%, 11/15/2027 (a)	16,550,000	17,504,107
GCI LLC 4.75%, 10/15/2028 (a)	3,554,000	3,315,456
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	5,374,000	2,930,872
5.38%, 11/15/2031 (a)	7,180,000	3,820,765
7.00%, 5/15/2027 (a) (b)	2,913,200	2,822,483
10.50%, 7/15/2029 (a) (b)	7,016,000	7,025,051
iHeartCommunications, Inc.:
6.38%, 5/1/2026	250,000	227,163
7.00%, 1/15/2031 (a) (b)	2,144,800	1,583,313
7.75%, 8/15/2030 (a)	3,192,430	2,497,853
9.13%, 5/1/2029 (a)	4,171,735	3,629,409
10.88%, 5/1/2030 (a)	3,846,400	2,950,612
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a) (b)	4,966,000	4,004,632
6.75%, 10/15/2027 (a) (b)	6,932,000	6,256,130
Liberty Interactive LLC:
8.25%, 2/1/2030	2,824,000	1,316,831
8.50%, 7/15/2029	2,009,000	973,059
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	6,837,000	6,668,331
7.38%, 9/1/2031 (a)	1,405,000	1,438,411
8.00%, 8/1/2029 (a)	1,197,000	1,199,981
Security Description	Principal Amount	Value
Midcontinent Communications 8.00%, 8/15/2032 (a) (b)	$3,002,798	$3,081,651
News Corp.:
3.88%, 5/15/2029 (a)	3,164,495	2,937,063
5.13%, 2/15/2032 (a)	1,876,000	1,770,006
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	5,937,000	5,538,271
5.63%, 7/15/2027 (a)	7,916,601	7,715,915
Paramount Global:
3 mo. USD Term SOFR + 3.90%, 6.25%, 2/28/2057 (c)	4,083,000	3,896,938
5 yr. CMT + 4.00%, 6.38%, 3/30/2062 (c)	5,374,974	5,194,106
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	4,024,200	3,510,873
6.50%, 9/15/2028 (a)	5,901,000	3,884,746
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a) (b)	3,080,000	2,261,490
5.38%, 1/15/2031 (a)	3,101,000	1,566,966
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	2,134,000	1,720,196
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a) (b)	3,445,000	2,544,649
5.13%, 2/15/2027 (a) (b)	2,206,000	2,009,909
5.50%, 3/1/2030 (a) (b)	3,199,000	2,157,502
Sirius XM Radio LLC:
3.13%, 9/1/2026 (a)	4,400,738	4,229,417
3.88%, 9/1/2031 (a) (b)	6,832,650	5,723,096
4.00%, 7/15/2028 (a)	11,421,000	10,524,223
4.13%, 7/1/2030 (a)	7,497,000	6,542,782
5.00%, 8/1/2027 (a)	7,135,000	6,935,220
5.50%, 7/1/2029 (a) (b)	5,700,000	5,468,523
Sunrise FinCo I BV 4.88%, 7/15/2031 (a) (b)	6,188,019	5,597,187
Sunrise HoldCo IV BV 5.50%, 1/15/2028 (a) (b)	1,912,000	1,870,949
TEGNA, Inc.:
4.63%, 3/15/2028	5,585,000	5,299,495
4.75%, 3/15/2026 (a)	2,867,000	2,830,245
5.00%, 9/15/2029	6,373,898	5,964,757
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (b)	3,806,000	3,787,807
Univision Communications, Inc.:
4.50%, 5/1/2029 (a) (b)	2,182,000	1,948,919
6.63%, 6/1/2027 (a)	7,913,000	7,887,362
7.38%, 6/30/2030 (a) (b)	6,409,000	6,137,707
8.00%, 8/15/2028 (a)	7,861,250	8,004,954
8.50%, 7/31/2031 (a)	7,241,000	7,110,228
Urban One, Inc. 7.38%, 2/1/2028 (a)	4,145,000	2,580,180
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	6,137,000	5,185,335

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	$5,483,000	$4,723,769
5.50%, 5/15/2029 (a)	7,410,000	6,945,319
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	180,000	169,740
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	6,651,000	5,874,230
Ziggo Bond Co. BV:
5.13%, 2/28/2030 (a)	3,173,000	2,860,935
6.00%, 1/15/2027 (a)	1,454,000	1,447,472
Ziggo BV 4.88%, 1/15/2030 (a) (b)	6,677,000	6,109,589
		522,066,614
METAL FABRICATE & HARDWARE — 0.2%
Advanced Drainage Systems, Inc.:
5.00%, 9/30/2027 (a)	1,638,000	1,607,042
6.38%, 6/15/2030 (a)	1,935,000	1,935,484
Interpipe Holdings PLC 8.38%, 5/13/2026 (a)	686,000	583,395
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	2,832,000	2,776,379
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	503,000	468,303
Vallourec SACA 7.50%, 4/15/2032 (a)	4,620,898	4,854,300
		12,224,903
MINING — 1.2%
Alcoa Nederland Holding BV:
4.13%, 3/31/2029 (a) (b)	1,499,000	1,396,948
6.13%, 5/15/2028 (a)	1,502,000	1,501,594
7.13%, 3/15/2031 (a)	4,053,000	4,188,573
Arsenal AIC Parent LLC:
8.00%, 10/1/2030 (a)	5,076,000	5,252,086
11.50%, 10/1/2031 (a)	2,595,000	2,899,264
Coeur Mining, Inc. 5.13%, 2/15/2029 (a) (b)	719,000	688,399
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a) (b)	1,250,000	1,231,037
Constellium SE:
3.75%, 4/15/2029 (a) (b)	3,358,000	3,039,662
5.63%, 6/15/2028 (a) (b)	2,361,000	2,306,036
6.38%, 8/15/2032 (a) (b)	1,857,000	1,803,147
Eldorado Gold Corp. 6.25%, 9/1/2029 (a) (b)	3,948,000	3,878,594
FMG Resources August 2006 Pty. Ltd.:
4.38%, 4/1/2031 (a)	6,942,000	6,288,133
4.50%, 9/15/2027 (a)	2,578,525	2,506,068
5.88%, 4/15/2030 (a)	5,383,000	5,292,512
6.13%, 4/15/2032 (a)	2,797,700	2,775,123
Security Description	Principal Amount	Value
Hecla Mining Co. 7.25%, 2/15/2028	$1,900,000	$1,913,395
Hudbay Minerals, Inc.:
4.50%, 4/1/2026 (a)	2,179,000	2,148,385
6.13%, 4/1/2029 (a)	1,452,000	1,455,456
IAMGOLD Corp. 5.75%, 10/15/2028 (a)	1,062,000	1,027,761
JW Aluminum Continuous Cast Co. 10.25%, 6/1/2026 (a)	32,000	32,087
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a) (b)	2,080,000	1,835,142
4.63%, 3/1/2028 (a)	3,741,000	3,520,431
New Gold, Inc. 7.50%, 7/15/2027 (a)	1,527,900	1,534,776
Novelis Corp.:
3.25%, 11/15/2026 (a)	3,451,000	3,290,667
3.88%, 8/15/2031 (a)	3,949,000	3,403,999
4.75%, 1/30/2030 (a)	7,924,000	7,346,974
Perenti Finance Pty. Ltd. 7.50%, 4/26/2029 (a) (b)	1,237,000	1,292,838
Taseko Mines Ltd. 8.25%, 5/1/2030 (a)	5,111,000	5,217,104
		79,066,191
MISCELLANEOUS MANUFACTURER — 0.5%
Amsted Industries, Inc.:
4.63%, 5/15/2030 (a)	2,177,000	2,047,338
5.63%, 7/1/2027 (a)	2,054,000	2,034,261
Calderys Financing II LLC 11.75%, 6/1/2028 (a)	349,000	354,860
Calderys Financing LLC 11.25%, 6/1/2028 (a)	4,045,000	4,335,835
Enpro, Inc. 5.75%, 10/15/2026	1,117,000	1,111,851
FXI Holdings, Inc.:
12.25%, 11/15/2026 (a) (b)	4,797,000	4,580,895
12.25%, 11/15/2026 (a)	3,715,000	3,565,843
Hillenbrand, Inc.:
3.75%, 3/1/2031 (b)	3,610,500	3,150,631
5.00%, 9/15/2026	1,188,000	1,178,223
6.25%, 2/15/2029	3,488,000	3,489,465
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	5,176,000	5,000,223
Trinity Industries, Inc. 7.75%, 7/15/2028 (a) (b)	4,988,000	5,174,850
		36,024,275
OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a)	3,591,000	3,579,904
7.25%, 3/15/2029 (a)	2,726,000	2,672,761
Xerox Corp.:
4.80%, 3/1/2035	2,012,000	1,219,312
6.75%, 12/15/2039 (b)	2,597,000	1,706,852
Xerox Holdings Corp.:
5.50%, 8/15/2028 (a)	4,133,000	3,554,050

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
8.88%, 11/30/2029 (a)	$4,690,000	$4,210,166
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	648,000	656,884
		17,599,929
OFFICE FURNISHINGS — 0.1%
Interface, Inc. 5.50%, 12/1/2028 (a) (b)	1,343,000	1,316,247
Steelcase, Inc. 5.13%, 1/18/2029	4,100,000	3,939,116
		5,255,363
OIL & GAS — 5.7%
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	4,284,000	4,384,931
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
5.88%, 6/30/2029 (a)	3,488,000	3,396,475
6.63%, 10/15/2032 (a)	4,181,000	4,157,419
8.25%, 12/31/2028 (a)	322,000	328,659
Baytex Energy Corp.:
7.38%, 3/15/2032 (a)	4,670,000	4,551,709
8.50%, 4/30/2030 (a)	4,744,100	4,858,575
Borr IHC Ltd./Borr Finance LLC:
10.00%, 11/15/2028 (a)	4,984,411	4,952,511
10.38%, 11/15/2030 (a)	3,978,964	3,965,475
California Resources Corp.:
7.13%, 2/1/2026 (a)	147,000	147,137
8.25%, 6/15/2029 (a)	5,933,000	6,015,884
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
8.13%, 1/15/2027 (a)	1,757,000	1,745,615
9.75%, 7/15/2028 (a)	1,140,000	1,162,914
Chord Energy Corp. 6.38%, 6/1/2026 (a)	2,039,000	2,038,613
CITGO Petroleum Corp. 6.38%, 6/15/2026 (a)	1,711,000	1,713,087
Civitas Resources, Inc.:
5.00%, 10/15/2026 (a)	3,824,700	3,766,794
8.38%, 7/1/2028 (a)	6,643,000	6,903,007
8.63%, 11/1/2030 (a)	5,406,000	5,663,920
8.75%, 7/1/2031 (a)	6,903,000	7,197,068
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	2,715,000	2,661,352
7.25%, 3/1/2032 (a)	2,943,000	2,992,678
7.38%, 1/15/2031 (a)	3,294,000	3,382,114
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	4,746,900	4,436,832
6.75%, 3/1/2029 (a)	9,791,000	9,548,584
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (a)	5,440,000	5,293,446
7.63%, 4/1/2032 (a)	7,325,000	7,288,595
9.25%, 2/15/2028 (a)	4,772,000	4,987,313
Security Description	Principal Amount	Value
CVR Energy, Inc.:
5.75%, 2/15/2028 (a) (b)	$3,878,000	$3,589,283
8.50%, 1/15/2029 (a)	4,189,000	4,019,010
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (a)	5,094,000	5,285,993
Encino Acquisition Partners Holdings LLC:
8.50%, 5/1/2028 (a)	2,000,000	2,042,780
8.75%, 5/1/2031 (a)	2,590,000	2,724,965
Energean PLC 6.50%, 4/30/2027 (a)	630,000	626,812
EnQuest PLC 11.63%, 11/1/2027 (a)	854,000	853,359
Expand Energy Corp.:
5.88%, 2/1/2029 (a)	25,000	24,856
6.75%, 4/15/2029 (a)	300,000	303,147
Global Marine, Inc. 7.00%, 6/1/2028	2,824,000	2,657,723
Greenfire Resources Ltd. 12.00%, 10/1/2028 (a)	1,384,000	1,490,499
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	2,889,000	2,909,339
Harbour Energy PLC 5.50%, 10/15/2026 (a)	1,146,000	1,138,528
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	2,055,000	1,960,573
6.00%, 4/15/2030 (a)	3,043,000	2,863,889
6.00%, 2/1/2031 (a)	3,086,000	2,865,598
6.25%, 11/1/2028 (a)	3,593,000	3,484,204
6.25%, 4/15/2032 (a)	3,593,000	3,307,895
6.88%, 5/15/2034 (a)	4,250,000	3,966,737
7.25%, 2/15/2035 (a)	4,011,000	3,774,953
8.38%, 11/1/2033 (a)	3,604,000	3,679,828
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (a)	4,977,000	5,041,203
Karoon USA Finance, Inc. 10.50%, 5/14/2029 (a)	1,401,000	1,441,769
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	4,122,000	3,969,280
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.88%, 12/1/2032 (a)	1,725,000	1,710,096
Matador Resources Co.:
6.25%, 4/15/2033 (a)	1,945,000	1,890,715
6.50%, 4/15/2032 (a)	3,419,000	3,376,194
6.88%, 4/15/2028 (a)	4,021,000	4,075,887
MEG Energy Corp. 5.88%, 2/1/2029 (a)	2,561,000	2,502,404
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	5,583,000	5,469,944
Murphy Oil Corp.:
5.88%, 12/1/2027	700	700

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 12/1/2042 (b)	$1,353,000	$1,176,853
6.00%, 10/1/2032	3,491,000	3,354,292
Nabors Industries Ltd. 7.50%, 1/15/2028 (a)	619,000	574,457
Nabors Industries, Inc.:
7.38%, 5/15/2027 (a)	5,284,000	5,279,720
8.88%, 8/15/2031 (a) (b)	2,950,000	2,739,606
9.13%, 1/31/2030 (a)	4,318,333	4,388,160
Noble Finance II LLC 8.00%, 4/15/2030 (a)	8,929,418	9,016,391
Northern Oil & Gas, Inc.:
8.13%, 3/1/2028 (a)	2,716,000	2,752,910
8.75%, 6/15/2031 (a)	3,747,000	3,869,002
Odfjell Rig III Ltd. 9.25%, 5/31/2028	169,231	177,820
Parkland Corp.:
4.50%, 10/1/2029 (a)	3,470,000	3,217,800
4.63%, 5/1/2030 (a)	6,510,000	5,980,477
5.88%, 7/15/2027 (a)	3,367,000	3,334,037
6.63%, 8/15/2032 (a) (b)	2,586,000	2,561,614
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028 (b)	4,772,000	4,577,446
7.88%, 9/15/2030 (a)	3,939,000	3,866,010
Permian Resources Operating LLC:
5.38%, 1/15/2026 (a)	2,777,000	2,756,172
5.88%, 7/1/2029 (a)	2,443,000	2,397,487
6.25%, 2/1/2033 (a)	3,213,000	3,172,420
7.00%, 1/15/2032 (a)	2,779,000	2,825,326
8.00%, 4/15/2027 (a)	4,491,000	4,584,054
9.88%, 7/15/2031 (a)	2,619,000	2,880,114
Petrofac Ltd. 9.75%, 11/15/2026 (a)	14,000	1,400
Precision Drilling Corp.:
6.88%, 1/15/2029 (a)	3,549,000	3,519,472
7.13%, 1/15/2026 (a)	75,000	74,966
Range Resources Corp.:
4.75%, 2/15/2030 (a) (b)	1,827,175	1,714,932
8.25%, 1/15/2029	1,654,000	1,703,934
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	137,000	133,282
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	4,422,000	4,506,239
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	3,552,604	3,657,406
SM Energy Co.:
6.50%, 7/15/2028	3,301,000	3,283,043
6.63%, 1/15/2027 (b)	682,000	680,500
6.75%, 9/15/2026	738,500	738,256
6.75%, 8/1/2029 (a)	4,259,518	4,217,051
7.00%, 8/1/2032 (a) (b)	3,945,285	3,884,843
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a)	2,145,000	2,149,011
Security Description	Principal Amount	Value
Sunoco LP:
7.00%, 5/1/2029 (a)	$2,578,000	$2,645,544
7.25%, 5/1/2032 (a)	3,684,000	3,805,425
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	3,522,000	3,311,948
4.50%, 4/30/2030	1,457,000	1,349,240
5.88%, 3/15/2028	1,060,000	1,055,474
6.00%, 4/15/2027	2,656,000	2,648,218
7.00%, 9/15/2028 (a)	4,091,000	4,182,966
Talos Production, Inc.:
9.00%, 2/1/2029 (a)	3,591,000	3,679,590
9.38%, 2/1/2031 (a) (b)	3,800,772	3,875,571
Teine Energy Ltd. 6.88%, 4/15/2029 (a)	2,030,000	1,974,073
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	3,666,000	3,428,590
Transocean Aquila Ltd. 8.00%, 9/30/2028 (a)	2,840,169	2,906,089
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	1,117,200	1,115,837
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	2,700,078	2,754,377
Transocean, Inc.:
6.80%, 3/15/2038 (b)	1,688,000	1,371,719
7.50%, 4/15/2031 (b)	675,000	616,707
8.00%, 2/1/2027 (a)	3,973,000	3,966,723
8.25%, 5/15/2029 (a)	5,311,000	5,211,631
8.50%, 5/15/2031 (a) (b)	2,746,000	2,692,810
8.75%, 2/15/2030 (a)	6,203,300	6,400,317
Valaris Ltd. 8.38%, 4/30/2030 (a)	6,878,000	6,953,314
Vermilion Energy, Inc. 6.88%, 5/1/2030 (a)	2,810,000	2,786,396
Viper Energy, Inc.:
5.38%, 11/1/2027 (a)	2,119,000	2,087,745
7.38%, 11/1/2031 (a)	1,264,000	1,324,900
Vital Energy, Inc.:
7.75%, 7/31/2029 (a)	2,447,000	2,429,773
7.88%, 4/15/2032 (a) (b)	4,772,000	4,585,987
9.75%, 10/15/2030	3,066,000	3,232,668
W&T Offshore, Inc. 11.75%, 2/1/2026 (a)	2,224,000	2,253,357
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	2,690,000	2,597,679
		383,580,041
OIL & GAS SERVICES — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	2,869,000	2,853,421
6.63%, 9/1/2032 (a)	3,639,000	3,641,183
6.88%, 4/1/2027 (a)	1,229,000	1,233,793

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	$2,450,000	$2,435,815
Enerflex Ltd. 9.00%, 10/15/2027 (a)	3,368,000	3,511,510
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (a)	4,157,000	4,422,009
KLX Energy Services Holdings, Inc. 11.50%, 11/1/2025 (a)	85,000	84,002
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	3,643,000	3,715,241
Nine Energy Service, Inc. 13.00%, 2/1/2028	2,273,000	1,453,493
Oceaneering International, Inc. 6.00%, 2/1/2028	2,513,000	2,494,982
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	1,710,600	1,711,438
Star Holding LLC 8.75%, 8/1/2031 (a) (b)	3,736,000	3,723,447
TGS ASA 8.50%, 1/15/2030 (a) (b)	3,660,000	3,767,165
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 9/1/2027	3,197,000	3,208,062
7.13%, 3/15/2029 (a)	4,123,000	4,194,039
Viridien 8.75%, 4/1/2027 (a) (b)	1,712,000	1,677,520
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	7,825,000	8,086,903
Welltec International ApS 8.25%, 10/15/2026 (a)	1,141,357	1,161,513
		53,375,536
PACKAGING & CONTAINERS — 2.4%
ARD Finance SA 6.50%, 6/30/2027 (a)	2,660,053	379,856
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a) (b)	3,914,000	3,505,848
4.00%, 9/1/2029 (a) (b)	3,800,000	3,264,922
6.00%, 6/15/2027 (a)	4,841,000	4,802,127
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	5,986,200	5,206,797
5.25%, 8/15/2027 (a)	7,850,000	4,463,471
Ball Corp.:
2.88%, 8/15/2030	6,143,000	5,261,234
3.13%, 9/15/2031 (b)	3,620,000	3,071,244
4.88%, 3/15/2026	1,336,000	1,329,253
6.00%, 6/15/2029	3,420,975	3,449,814
6.88%, 3/15/2028	3,177,000	3,249,118
Security Description	Principal Amount	Value
Berry Global, Inc. 4.50%, 2/15/2026 (a)	$3,152,000	$3,107,336
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	2,530,000	2,454,555
Clearwater Paper Corp. 4.75%, 8/15/2028 (a)	3,408,000	3,215,516
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	2,420,000	2,436,311
6.88%, 1/15/2030 (a)	2,525,000	2,541,690
8.75%, 4/15/2030 (a) (b)	4,154,000	4,209,040
Crown Americas LLC 5.25%, 4/1/2030	3,054,000	2,973,466
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	3,484,188	3,402,066
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/1/2026 (b)	5,377,000	5,323,176
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	1,633,900	1,609,751
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	2,902,000	2,706,434
3.50%, 3/1/2029 (a) (b)	1,863,000	1,698,721
3.75%, 2/1/2030 (a)	1,252,100	1,130,421
4.75%, 7/15/2027 (a)	2,456,000	2,400,912
6.38%, 7/15/2032 (a)	5,339	5,351
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	1,991,000	1,959,124
LABL, Inc.:
5.88%, 11/1/2028 (a)	4,040,000	3,605,660
8.25%, 11/1/2029 (a) (b)	2,586,000	2,243,510
8.63%, 10/1/2031 (a)	5,228,000	4,836,266
9.50%, 11/1/2028 (a)	1,968,000	1,971,326
10.50%, 7/15/2027 (a) (b)	3,432,000	3,314,076
Mauser Packaging Solutions Holding Co.:
7.88%, 4/15/2027 (a)	13,857,465	14,124,083
9.25%, 4/15/2027 (a) (b)	6,193,879	6,276,010
OI European Group BV 4.75%, 2/15/2030 (a)	4,287,000	3,817,874
Owens-Brockway Glass Container, Inc.:
6.63%, 5/13/2027 (a)	3,316,000	3,296,734
7.25%, 5/15/2031 (a) (b)	2,633,900	2,568,000
7.38%, 6/1/2032 (a) (b)	2,326,000	2,224,796
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	1,426,000	1,425,130

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	$958,000	$951,055
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	2,271,000	2,168,714
5.00%, 4/15/2029 (a)	3,176,000	3,051,755
6.50%, 7/15/2032 (a) (b)	498,000	500,580
6.88%, 7/15/2033 (a)	1,584,000	1,647,518
Sealed Air Corp./Sealed Air Corp. U.S.:
6.13%, 2/1/2028 (a)	5,473,080	5,493,549
7.25%, 2/15/2031 (a) (b)	3,308,200	3,416,080
Silgan Holdings, Inc. 4.13%, 2/1/2028	2,575,200	2,458,595
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	3,166,000	3,488,330
TriMas Corp. 4.13%, 4/15/2029 (a)	3,205,000	2,935,267
Trivium Packaging Finance BV:
5.50%, 8/15/2026 (a)	5,071,300	5,001,671
8.50%, 8/15/2027 (a) (b)	1,878,700	1,874,849
		161,848,982
PHARMACEUTICALS — 1.9%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	1,290,000	1,175,822
AdaptHealth LLC:
4.63%, 8/1/2029 (a) (b)	4,329,000	3,891,728
5.13%, 3/1/2030 (a) (b)	1,177,000	1,065,620
6.13%, 8/1/2028 (a) (b)	3,910,100	3,832,133
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	3,527,000	2,908,082
9.25%, 4/1/2026 (a)	3,507,000	3,352,692
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	7,289,000	5,844,102
5.00%, 1/30/2028 (a)	2,548,000	1,737,685
5.00%, 2/15/2029 (a) (b)	1,706,000	1,022,167
5.25%, 1/30/2030 (a)	4,144,000	2,266,851
5.25%, 2/15/2031 (a)	1,542,000	799,681
5.75%, 8/15/2027 (a) (b)	2,434,000	2,118,237
6.13%, 2/1/2027 (a)	5,504,000	5,019,868
6.25%, 2/15/2029 (a)	3,905,000	2,417,937
7.25%, 5/30/2029 (a)	1,000,000	642,610
11.00%, 9/30/2028 (a)	8,865,000	8,419,445
14.00%, 10/15/2030 (a)	1,219,000	1,136,388
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	2,473,000	2,534,528
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	5,126,000	4,701,875
CVS Health Corp.:
5 yr. CMT + 2.52%, 6.75%, 12/10/2054 (c)	2,189,000	2,147,343
5 yr. CMT + 2.89%, 7.00%, 3/10/2055 (c)	10,973,000	11,015,904
Security Description	Principal Amount	Value
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (b)	$3,483,000	$3,542,420
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a) (b)	3,741,507	3,959,150
Grifols SA 4.75%, 10/15/2028 (a) (b)	3,618,100	3,326,481
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a)	3,651,500	2,564,777
12.25%, 4/15/2029 (a)	5,339,000	5,581,284
Jazz Securities DAC 4.38%, 1/15/2029 (a) (b)	4,842,000	4,563,585
Mallinckrodt CB LLC Zero Coupon, 4/15/2025 (a) (g)	500,000	392,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75%, 11/14/2028 (a)	2,808,205	3,006,998
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	810,000	748,286
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	11,579,000	10,881,597
5.13%, 4/30/2031 (a) (b)	8,570,275	7,706,306
6.75%, 5/15/2034 (a) (b)	2,933,000	2,915,930
7.88%, 5/15/2034 (a) (b)	2,017,000	2,060,083
Owens & Minor, Inc.:
4.50%, 3/31/2029 (a) (b)	3,330,000	2,974,423
6.63%, 4/1/2030 (a) (b)	3,042,000	2,856,621
P&L Development LLC/PLD Finance Corp. 12.00%, 5/15/2029 (a)	3,244,489	3,344,711
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	237,000	183,810
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	2,082,000	2,030,804
		130,690,464
PIPELINES — 4.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	3,098,000	3,013,611
5.75%, 3/1/2027 (a)	1,871,000	1,860,391
5.75%, 1/15/2028 (a)	4,068,000	4,033,829
6.63%, 2/1/2032 (a)	2,336,000	2,354,034
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
6.63%, 7/15/2026 (a)	2,246,000	2,245,169
7.00%, 7/15/2029 (a)	1,222,000	1,247,955
7.25%, 7/15/2032 (a)	1,544,000	1,586,506
Buckeye Partners LP:
3.95%, 12/1/2026	1,546,000	1,489,896
4.13%, 12/1/2027	1,055,000	1,006,449

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 3/1/2028 (a)	$3,760,000	$3,568,278
5.60%, 10/15/2044	2,628,700	2,152,932
5.85%, 11/15/2043	2,210,500	1,902,224
6.88%, 7/1/2029 (a)	4,157,000	4,204,889
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,307,000	1,193,487
CQP Holdco LP/BIP-V Chinook Holdco LLC:
5.50%, 6/15/2031 (a)	5,169,379	4,938,463
7.50%, 12/15/2033 (a)	3,110,000	3,269,574
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (a)	3,855,000	3,837,228
8.63%, 3/15/2029 (a)	6,245,000	6,458,891
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	3,723,000	3,483,499
4.38%, 6/15/2031 (a)	4,178,000	3,815,600
Energy Transfer LP:
5 yr. CMT + 2.83%, 7.13%, 10/1/2054 (b) (c)	2,711,000	2,741,716
5 yr. CMT + 4.02%, 8.00%, 5/15/2054 (b) (c)	5,824,000	6,111,764
EQM Midstream Partners LP:
4.50%, 1/15/2029 (a)	2,188,000	2,088,358
4.75%, 1/15/2031 (a)	4,199,000	3,949,915
5.50%, 7/15/2028	208	206
6.38%, 4/1/2029 (a)	4,704,000	4,720,605
6.50%, 7/1/2027 (a)	1,648,000	1,670,133
6.50%, 7/15/2048	3,336,400	3,241,279
7.50%, 6/1/2027 (a)	1,858,000	1,895,123
7.50%, 6/1/2030 (a)	1,724,000	1,838,077
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	2,339,000	2,500,227
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75%, 2/1/2028 (b)	2,693,600	2,695,405
7.88%, 5/15/2032	3,406,000	3,335,905
8.00%, 1/15/2027	1,330,000	1,352,171
8.00%, 5/15/2033	1,344,000	1,315,104
8.25%, 1/15/2029	4,281,000	4,317,089
8.88%, 4/15/2030	4,149,000	4,220,861
Global Partners LP/GLP Finance Corp.:
6.88%, 1/15/2029	2,724,000	2,705,667
7.00%, 8/1/2027 (b)	2,233,898	2,234,524
8.25%, 1/15/2032 (a)	1,682,000	1,730,475
Harvest Midstream I LP:
7.50%, 9/1/2028 (a)	1,797,000	1,813,191
7.50%, 5/15/2032 (a)	4,050,000	4,123,062
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	3,238,000	2,989,645
5.13%, 6/15/2028 (a)	4,426,000	4,306,631
5.63%, 2/15/2026 (a)	3,004,925	2,998,645
Security Description	Principal Amount	Value
6.50%, 6/1/2029 (a)	$3,789,000	$3,832,801
Howard Midstream Energy Partners LLC:
7.38%, 7/15/2032 (a)	2,413,000	2,452,790
8.88%, 7/15/2028 (a)	1,665,000	1,747,051
ITT Holdings LLC 6.50%, 8/1/2029 (a)	8,124,000	7,430,210
Kinetik Holdings LP:
5.88%, 6/15/2030 (a) (b)	3,817,000	3,756,653
6.63%, 12/15/2028 (a)	2,333,000	2,383,439
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	3,161,000	3,441,349
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a) (b)	4,688,000	4,511,075
8.75%, 3/15/2029 (a) (b)	3,924,000	3,337,990
NFE Financing LLC 12.00%, 11/15/2029 (a)	13,517,683	14,204,246
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (a)	5,077,000	5,145,641
8.38%, 2/15/2032 (a)	7,299,000	7,354,399
Northriver Midstream Finance LP:
5.63%, 2/15/2026 (a)	3,276,000	3,265,320
6.75%, 7/15/2032 (a)	2,186,000	2,202,286
NuStar Logistics LP:
5.63%, 4/28/2027	1,672,000	1,662,302
6.00%, 6/1/2026	2,506,000	2,507,579
6.38%, 10/1/2030 (b)	3,572,000	3,581,109
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	4,722,500	4,857,280
Rockies Express Pipeline LLC:
4.95%, 7/15/2029 (a)	2,639,000	2,506,417
6.88%, 4/15/2040 (a)	4,250,000	4,043,620
7.50%, 7/15/2038 (a)	3,058,000	3,041,273
South Bow Canadian Infrastructure Holdings Ltd.:
5 yr. CMT + 3.67%, 7.50%, 3/1/2055 (a) (c)	4,205,000	4,342,588
5 yr. CMT + 3.95%, 7.63%, 3/1/2055 (a) (c)	3,838,000	3,937,596
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	4,388,000	4,548,162
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	4,494,000	4,325,475
6.00%, 3/1/2027 (a)	690,000	686,440
6.00%, 12/31/2030 (a)	3,027,000	2,869,021
6.00%, 9/1/2031 (a)	2,112,000	1,993,010
7.38%, 2/15/2029 (a)	5,121,000	5,136,158

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
TransMontaigne Partners LP/TLP Finance Corp. 6.13%, 2/15/2026 (b)	$1,105,000	$1,097,342
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	6,138,000	5,640,024
3.88%, 11/1/2033 (a)	4,747,000	4,081,850
4.13%, 8/15/2031 (a)	4,318,100	3,874,502
6.25%, 1/15/2030 (a)	5,487,000	5,548,290
Venture Global LNG, Inc.:
7.00%, 1/15/2030 (a)	7,312,000	7,423,654
8.13%, 6/1/2028 (a)	10,353,000	10,768,984
8.38%, 6/1/2031 (a)	13,530,898	14,110,156
9.50%, 2/1/2029 (a)	13,892,000	15,352,188
9.88%, 2/1/2032 (a)	10,681,000	11,736,603
		323,295,556
REAL ESTATE — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a) (b)	4,565,188	4,052,791
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.:
5.25%, 4/15/2030 (a) (b)	412,000	310,454
5.75%, 1/15/2029 (a) (b)	3,616,000	2,906,360
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/2028 (a)	4,538,300	4,538,981
8.88%, 9/1/2031 (a)	2,628,000	2,829,226
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 1/15/2028 (a) (f)	5,250,170	5,349,503
Greystar Real Estate Partners LLC 7.75%, 9/1/2030 (a)	832,000	879,208
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	1,756,000	1,620,419
4.38%, 2/1/2031 (a)	1,393,000	1,253,965
5.38%, 8/1/2028 (a)	5,250,000	5,100,322
Hunt Cos., Inc. 5.25%, 4/15/2029 (a) (b)	4,638,000	4,397,705
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029 (b)	2,959,000	2,671,060
4.75%, 2/1/2030 (b)	1,285,000	1,135,683
5.00%, 3/1/2031 (b)	5,216,000	4,557,376
Newmark Group, Inc. 7.50%, 1/12/2029	3,566,000	3,728,075
		45,331,128
REAL ESTATE INVESTMENT TRUSTS — 3.6%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a) (b)	4,854,660	4,211,418
Security Description	Principal Amount	Value
Blackstone Mortgage Trust, Inc.:
3.75%, 1/15/2027 (a)	$3,435,000	$3,258,475
7.75%, 12/1/2029 (a)	971,000	997,178
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	2,758,000	2,616,211
4.55%, 10/1/2029 (b)	2,145,000	1,938,973
8.30%, 3/15/2028 (b)	2,408,000	2,540,584
8.88%, 4/12/2029	3,074,000	3,275,593
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	3,842,000	3,644,252
5.75%, 5/15/2026 (a)	4,379,000	4,328,423
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	5,027,000	4,679,182
CTR Partnership LP/CareTrust Capital Corp. 3.88%, 6/30/2028 (a) (b)	3,000	2,840
Diversified Healthcare Trust:
Zero Coupon, 1/15/2026 (a)	3,106,000	2,922,125
4.38%, 3/1/2031	2,465,000	1,815,152
4.75%, 2/15/2028	1,472,200	1,263,427
9.75%, 6/15/2025	319,000	319,051
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	4,345,000	3,970,157
Hudson Pacific Properties LP:
3.25%, 1/15/2030 (b)	2,811,000	1,915,472
3.95%, 11/1/2027	2,230,000	1,937,201
4.65%, 4/1/2029 (b)	2,971,000	2,237,876
5.95%, 2/15/2028	2,833,000	2,417,966
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	4,522,000	4,163,405
Iron Mountain, Inc.:
REIT, 4.50%, 2/15/2031 (a)	4,570,000	4,177,940
4.88%, 9/15/2027 (a)	7,262,672	7,080,234
4.88%, 9/15/2029 (a)	3,012,000	2,855,496
5.00%, 7/15/2028 (a)	2,778,000	2,681,214
5.25%, 3/15/2028 (a)	5,504,000	5,387,535
5.25%, 7/15/2030 (a)	6,317,000	6,030,398
5.63%, 7/15/2032 (a) (b)	2,691,000	2,570,524
6.25%, 1/15/2033 (a) (b)	6,025,000	6,010,299
7.00%, 2/15/2029 (a)	4,585,000	4,686,512
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	4,533,000	4,371,263
4.75%, 6/15/2029 (a)	1,740,000	1,641,760
7.00%, 7/15/2031 (a)	2,140,000	2,198,422

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	$5,079,100	$3,223,044
4.63%, 8/1/2029 (b)	5,475,000	3,929,845
5.00%, 10/15/2027 (b)	7,645,000	6,461,172
5.25%, 8/1/2026 (b)	3,260,000	2,999,722
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a)	4,047,000	3,708,995
Office Properties Income Trust:
4.50%, 2/1/2025	600	595
9.00%, 3/31/2029 (a)	755,000	735,921
9.00%, 9/30/2029 (a)	4,227,000	3,689,875
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	2,964,000	2,787,849
5.88%, 10/1/2028 (a)	2,900,000	2,839,390
7.00%, 2/1/2030 (a)	2,300,000	2,333,074
Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029 (a)	556,000	547,994
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	649,000	611,754
4.75%, 10/15/2027	3,059,000	2,960,714
6.50%, 4/1/2032 (a)	4,753,000	4,775,244
7.25%, 7/15/2028 (a)	2,219,000	2,275,829
Rithm Capital Corp. 8.00%, 4/1/2029 (a)	6,356,600	6,369,822
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	762,500	740,944
4.00%, 9/15/2029 (a)	2,932,900	2,653,923
SBA Communications Corp.:
3.13%, 2/1/2029	5,228,000	4,720,413
3.88%, 2/15/2027	7,500,000	7,179,150
Service Properties Trust:
3.95%, 1/15/2028	3,487,000	2,919,107
4.38%, 2/15/2030 (b)	2,108,000	1,585,933
4.75%, 10/1/2026	1,652,027	1,559,100
4.95%, 2/15/2027	2,680,000	2,504,862
4.95%, 10/1/2029 (b)	2,113,000	1,678,293
5.25%, 2/15/2026	1,338,000	1,298,676
5.50%, 12/15/2027	2,718,000	2,541,765
8.38%, 6/15/2029	4,102,000	3,969,300
8.63%, 11/15/2031 (a) (b)	4,460,000	4,647,588
8.88%, 6/15/2032 (b)	3,512,000	3,250,532
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	2,795,600	2,698,117
4.38%, 1/15/2027 (a)	2,236,000	2,161,452
6.00%, 4/15/2030 (a)	2,918,000	2,863,550
6.50%, 7/1/2030 (a)	2,185,000	2,187,141
7.25%, 4/1/2029 (a)	3,844,000	3,940,523
Security Description	Principal Amount	Value
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	$3,182,000	$2,797,901
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	2,190,500	2,053,922
6.50%, 2/15/2029 (a)	4,230,000	3,841,940
10.50%, 2/15/2028 (a)	15,507,600	16,530,481
Vornado Realty LP:
2.15%, 6/1/2026	2,246,000	2,139,809
3.40%, 6/1/2031	71,000	60,542
XHR LP:
4.88%, 6/1/2029 (a) (b)	1,123,400	1,059,568
6.63%, 5/15/2030 (a)	836,000	838,717
		238,820,646
RETAIL — 5.3%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a) (b)	1,799,000	1,648,909
3.88%, 1/15/2028 (a)	8,096,000	7,655,416
4.00%, 10/15/2030 (a)	12,322,000	11,020,181
4.38%, 1/15/2028 (a)	5,419,000	5,185,224
5.63%, 9/15/2029 (a)	2,745,000	2,701,986
6.13%, 6/15/2029 (a)	3,796,000	3,809,476
99 Cents Only Stores LLC 7.50%, 1/15/2026 (a) (e)	1,182,494	143,425
Academy Ltd. 6.00%, 11/15/2027 (a)	3,650,000	3,632,371
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	3,534,000	3,155,685
3.50%, 3/15/2032 (b)	1,869,000	1,555,999
3.90%, 4/15/2030	3,995,000	3,562,381
5.90%, 3/9/2026	576,000	580,458
5.95%, 3/9/2028	1,399,000	1,412,500
Arko Corp. 5.13%, 11/15/2029 (a) (b)	1,855,000	1,688,087
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028 (b)	1,635,000	1,566,297
4.63%, 11/15/2029 (a) (b)	1,364,000	1,272,039
4.75%, 3/1/2030 (b)	3,160,000	2,947,680
5.00%, 2/15/2032 (a) (b)	4,004,000	3,664,541
At Home Group, Inc. 4.88%, 7/15/2028 (a)	230,000	92,189
Bath & Body Works, Inc.:
5.25%, 2/1/2028 (b)	2,333,000	2,298,798
6.63%, 10/1/2030 (a)	4,533,000	4,568,131
6.69%, 1/15/2027 (b)	2,108,000	2,144,953
6.75%, 7/1/2036 (b)	3,241,000	3,293,277
6.88%, 11/1/2035 (b)	3,495,000	3,573,812
6.95%, 3/1/2033	1,037,000	1,047,266
7.50%, 6/15/2029	45,000	46,368

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027 (a)	$3,020,000	$2,983,518
Beacon Roofing Supply, Inc.:
4.13%, 5/15/2029 (a)	621,000	585,622
4.50%, 11/15/2026 (a)	478,000	469,879
6.50%, 8/1/2030 (a)	2,425,000	2,459,459
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (a) (b)	2,486,000	2,240,781
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	2,810,000	2,744,049
Brinker International, Inc. 8.25%, 7/15/2030 (a)	450,000	475,097
Carvana Co.:
4.88%, 9/1/2029 (a)	5,000	4,200
9.00%, 12/1/2028 (a)	4,271,990	4,560,520
13.00%, 6/1/2030 (a)	8,545,778	9,411,636
14.00%, 6/1/2031 (a)	7,466,624	8,953,677
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	4,891,000	4,862,534
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	2,211,000	2,294,045
eG Global Finance PLC 12.00%, 11/30/2028 (a)	6,447,000	7,206,908
Evergreen Acqco 1 LP/TVI, Inc. 9.75%, 4/26/2028 (a)	1,568,000	1,648,705
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	4,676,000	4,609,180
5.88%, 4/1/2029 (a)	3,972,000	3,633,586
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	4,778,200	4,422,941
6.75%, 1/15/2030 (a) (b)	4,619,000	4,258,857
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	3,904,000	3,698,845
5.63%, 1/1/2030 (a)	3,000,000	2,891,910
6.88%, 3/1/2032 (a)	3,139,000	3,150,771
Foot Locker, Inc. 4.00%, 10/1/2029 (a) (b)	2,859,000	2,467,603
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a) (b)	2,974,000	2,610,488
Gap, Inc.:
3.63%, 10/1/2029 (a) (b)	3,041,000	2,731,730
3.88%, 10/1/2031 (a) (b)	2,815,000	2,429,992
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a) (b)	4,177,000	3,862,555
8.75%, 1/15/2032 (a)	3,769,000	3,372,878
11.50%, 8/15/2029 (a)	2,332,000	2,376,331
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	2,040,000	1,254,274
Security Description	Principal Amount	Value
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (a)	$4,046,000	$3,783,536
6.38%, 1/15/2030 (a)	1,367,000	1,372,413
Guitar Center, Inc. 8.50%, 1/15/2026 (a) (b)	3,284,000	2,791,400
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	1,008,000	950,201
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	1,019,000	976,732
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a) (b)	2,032,800	1,994,583
Kohl's Corp.:
4.63%, 5/1/2031 (b) (f)	4,735,400	3,781,548
5.55%, 7/17/2045	3,175,000	2,043,652
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	1,702,000	1,564,632
LCM Investments Holdings II LLC:
4.88%, 5/1/2029 (a)	3,859,000	3,603,303
8.25%, 8/1/2031 (a)	4,706,000	4,877,298
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a) (b)	3,905,000	3,569,326
4.38%, 1/15/2031 (a) (b)	1,617,000	1,467,266
4.63%, 12/15/2027 (a)	3,975,000	3,843,944
Macy's Retail Holdings LLC:
4.30%, 2/15/2043	1,282,000	886,157
4.50%, 12/15/2034 (b)	34,000	28,222
5.13%, 1/15/2042	1,439,000	1,075,408
5.88%, 4/1/2029 (a) (b)	3,032,000	2,957,322
5.88%, 3/15/2030 (a) (b)	3,419,000	3,265,384
6.13%, 3/15/2032 (a) (b)	3,000,000	2,816,760
Marks & Spencer PLC 7.13%, 12/1/2037 (a) (b)	578,000	602,068
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	4,487,000	3,388,089
7.88%, 5/1/2029 (a)	6,434,000	3,901,642
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	1,528,000	1,343,525
4.75%, 9/15/2029	1,858,000	1,763,762
5.63%, 5/1/2027	442,000	438,062
Nordstrom, Inc.:
4.00%, 3/15/2027	1,815,000	1,734,541
4.25%, 8/1/2031	2,366,000	2,077,632
4.38%, 4/1/2030	2,769,100	2,507,919
5.00%, 1/15/2044	5,436,000	4,061,671
6.95%, 3/15/2028 (b)	2,438,000	2,489,856
Papa John's International, Inc. 3.88%, 9/15/2029 (a) (b)	1,487,000	1,330,151
Park River Holdings, Inc.:
5.63%, 2/1/2029 (a) (b)	1,654,552	1,434,794
6.75%, 8/1/2029 (a) (b)	1,549,000	1,361,772
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a) (b)	1,678,000	1,581,565
6.38%, 11/1/2032 (a)	2,862,000	2,769,414

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Penske Automotive Group, Inc. 3.75%, 6/15/2029	$1,905,000	$1,730,845
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	6,262,700	5,908,169
7.75%, 2/15/2029 (a)	7,493,000	7,241,085
QVC, Inc.:
4.45%, 2/15/2025	1,991,000	1,976,725
5.45%, 8/15/2034	2,753,000	1,685,910
5.95%, 3/15/2043	1,269,500	706,032
6.88%, 4/15/2029 (a) (b)	4,208,000	3,424,218
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	1,404,000	1,504,835
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/2032 (b)	3,113,000	3,119,133
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	75,000	74,912
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a) (b)	3,677,000	3,395,673
4.88%, 11/15/2031 (a) (b)	1,452,000	1,301,297
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029 (a)	2,484,000	2,520,962
Staples, Inc.:
10.75%, 9/1/2029 (a)	13,537,971	13,329,486
12.75%, 1/15/2030 (a)	4,678,456	3,661,781
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (a)	1,816,000	1,620,653
5.88%, 3/1/2027	2,189,000	2,173,918
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	5,029,000	4,566,936
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a)	3,690,000	3,858,338
Vivo Energy Investments BV 5.13%, 9/24/2027 (a)	170,000	163,836
Walgreen Co. 4.40%, 9/15/2042	920,000	586,086
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030	3,872,000	3,112,275
3.45%, 6/1/2026	6,670,000	6,464,697
4.10%, 4/15/2050 (b)	2,058,000	1,278,491
4.50%, 11/18/2034	343,000	262,083
4.65%, 6/1/2046	819,000	514,905
4.80%, 11/18/2044	3,561,000	2,549,462
8.13%, 8/15/2029 (b)	6,640,000	6,558,461
White Cap Buyer LLC 6.88%, 10/15/2028 (a) (b)	486,000	480,105
Yum! Brands, Inc.:
3.63%, 3/15/2031	5,663,000	5,007,508
Security Description	Principal Amount	Value
4.63%, 1/31/2032	$3,778,000	$3,500,355
4.75%, 1/15/2030 (a) (b)	2,711,000	2,586,375
5.35%, 11/1/2043	1,550,000	1,491,953
5.38%, 4/1/2032	3,641,000	3,530,569
6.88%, 11/15/2037	1,242,000	1,352,314
		356,615,953
SEMICONDUCTORS — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	900,000	900,036
ams-OSRAM AG 12.25%, 3/30/2029 (a) (b)	3,546,000	3,493,235
Entegris, Inc.:
3.63%, 5/1/2029 (a) (b)	2,166,000	1,964,194
4.38%, 4/15/2028 (a)	3,706,000	3,545,493
4.75%, 4/15/2029 (a)	7,884,000	7,547,826
5.95%, 6/15/2030 (a)	1,379,000	1,365,293
ON Semiconductor Corp. 3.88%, 9/1/2028 (a) (b)	3,722,000	3,473,668
Synaptics, Inc. 4.00%, 6/15/2029 (a)	4,082,000	3,717,437
		26,007,182
SOFTWARE — 2.5%
Alteryx, Inc. 8.75%, 3/15/2028 (a)	1,524,000	1,550,716
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a) (b)	9,181,000	8,729,846
Camelot Finance SA 4.50%, 11/1/2026 (a)	5,171,898	5,030,809
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	3,575,000	3,701,948
Castle U.S. Holding Corp. 9.50%, 2/15/2028 (a)	705,000	327,740
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	4,081,000	4,139,032
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	5,236,000	5,180,917
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	5,307,000	4,941,878
4.88%, 7/1/2029 (a) (b)	4,001,000	3,730,412
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	20,403,500	20,023,995
8.25%, 6/30/2032 (a)	11,467,000	11,823,050
9.00%, 9/30/2029 (a)	17,026,800	17,293,099
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	3,470,000	3,440,921
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a)	1,423,000	1,357,670
Dye & Durham Ltd. 8.63%, 4/15/2029 (a)	3,415,000	3,581,925

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Elastic NV 4.13%, 7/15/2029 (a)	$1,371,000	$1,270,794
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	2,477,000	2,485,149
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	3,953,000	3,732,067
5.25%, 5/15/2026 (a) (b)	1,127,000	1,122,650
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL:
4.63%, 5/1/2028 (a) (b)	3,971,000	3,637,237
8.75%, 5/1/2029 (a)	4,462,000	4,570,427
Open Text Corp.:
3.88%, 2/15/2028 (a)	4,748,000	4,459,084
3.88%, 12/1/2029 (a)	4,401,000	3,989,287
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	6,180,000	5,615,642
4.13%, 12/1/2031 (a) (b)	1,516,000	1,341,630
PTC, Inc. 4.00%, 2/15/2028 (a)	2,018,000	1,912,842
Rackspace Finance LLC 3.50%, 5/15/2028 (a)	927,800	560,864
RingCentral, Inc. 8.50%, 8/15/2030 (a)	4,013,000	4,248,483
ROBLOX Corp. 3.88%, 5/1/2030 (a)	3,094,000	2,788,622
Rocket Software, Inc.:
6.50%, 2/15/2029 (a)	2,629,000	2,464,819
9.00%, 11/28/2028 (a)	2,978,000	3,075,381
SS&C Technologies, Inc.:
5.50%, 9/30/2027 (a)	6,785,766	6,711,530
6.50%, 6/1/2032 (a)	2,524,000	2,546,413
Twilio, Inc.:
3.63%, 3/15/2029	1,969,000	1,805,435
3.88%, 3/15/2031	1,181,200	1,059,218
UKG, Inc. 6.88%, 2/1/2031 (a)	10,565,000	10,720,623
West Technology Group LLC 8.50%, 4/10/2027 (a)	2,854,000	2,379,979
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	3,375,000	3,059,640
		170,411,774
TELECOMMUNICATIONS — 5.6%
Africell Holding Ltd. 10.50%, 10/23/2029 (a)	643,000	634,320
Altice Financing SA:
5.00%, 1/15/2028 (a)	6,801,000	5,329,808
5.75%, 8/15/2029 (a) (b)	10,727,000	7,873,082
Altice France Holding SA:
6.00%, 2/15/2028 (a)	5,295,000	1,381,518
10.50%, 5/15/2027 (a)	8,602,000	2,497,591
Altice France SA:
5.13%, 1/15/2029 (a) (b)	2,518,000	1,900,788
5.13%, 7/15/2029 (a)	11,960,000	8,969,641
Security Description	Principal Amount	Value
5.50%, 1/15/2028 (a)	$5,680,000	$4,234,554
5.50%, 10/15/2029 (a)	9,630,000	7,331,608
8.13%, 2/1/2027 (a)	7,830,000	6,343,318
British Telecommunications PLC:
5 yr. CMT + 2.99%, 4.25%, 11/23/2081 (a) (b) (c)	3,204,000	3,094,359
5 yr. CMT + 3.49%, 4.88%, 11/23/2081 (a) (b) (c)	2,747,100	2,503,597
C&W Senior Finance Ltd. 6.88%, 9/15/2027 (a)	924,000	913,106
Ciena Corp. 4.00%, 1/31/2030 (a) (b)	2,171,000	1,988,918
CommScope LLC:
4.75%, 9/1/2029 (a) (b)	4,904,000	4,390,257
6.00%, 3/1/2026 (a)	5,701,000	5,668,390
7.13%, 7/1/2028 (a)	3,762,000	3,302,923
8.25%, 3/1/2027 (a) (b)	5,759,970	5,500,944
9.50%, 12/15/2031 (a) (b)	3,400,000	3,524,508
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	4,344,000	3,875,543
Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 9/15/2029 (a) (b)	11,187,000	10,180,618
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	5,843,000	5,626,692
EchoStar Corp.:
6.75%, 11/30/2030	9,500,657	8,618,711
10.75%, 11/30/2029	28,017,000	30,132,003
Embarq LLC 8.00%, 6/1/2036	4,840,000	2,618,779
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	4,524,000	4,439,582
5.88%, 10/15/2027 (a)	5,055,000	5,036,499
5.88%, 11/1/2029	4,195,300	4,169,625
6.00%, 1/15/2030 (a)	5,507,000	5,494,114
6.75%, 5/1/2029 (a) (b)	6,207,000	6,236,483
8.63%, 3/15/2031 (a)	3,959,000	4,210,001
8.75%, 5/15/2030 (a)	4,528,000	4,785,009
Frontier Florida LLC Series E, 6.86%, 2/1/2028	75,000	76,586
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	4,217,669	2,308,643
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	4,455,000	4,074,008
6.63%, 8/1/2026 (b)	4,470,000	3,536,619
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	714,000	725,603
7.00%, 10/15/2028 (a)	3,915,000	3,975,878
7.00%, 4/15/2032 (a)	4,945,000	4,977,439
8.50%, 4/15/2031 (a)	4,198,000	4,457,688
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	15,044,000	13,906,523

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	$2,229,000	$1,779,567
3.75%, 7/15/2029 (a)	2,590,000	2,031,570
4.00%, 4/15/2031 (a)	73,000	57,869
4.25%, 7/1/2028 (a)	3,717,000	3,340,022
4.50%, 4/1/2030 (a)	1,192,000	991,029
4.63%, 9/15/2027 (a)	603,000	559,168
4.88%, 6/15/2029 (a)	2,660,000	2,313,695
10.00%, 10/15/2032 (a)	2,908,320	2,906,081
10.50%, 4/15/2029 (a)	3,717,956	4,142,026
10.50%, 5/15/2030 (a)	4,284,000	4,664,248
10.75%, 12/15/2030 (a)	3,992,000	4,474,713
11.00%, 11/15/2029 (a)	8,333,609	9,380,560
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	650	595
4.13%, 4/15/2029 (a)	580,000	522,278
4.13%, 4/15/2030 (a)	198,000	177,252
4.50%, 1/15/2029 (a)	3,090,200	2,633,592
Series P, 7.60%, 9/15/2039 (b)	1,894,000	1,549,652
Series U, 7.65%, 3/15/2042 (b)	1,490,000	1,222,903
10.00%, 10/15/2032 (a)	3,666,075	3,648,441
Millicom International Cellular SA:
4.50%, 4/27/2031 (a)	2,373,000	2,088,667
5.13%, 1/15/2028 (a)	3,757,500	3,613,437
6.25%, 3/25/2029 (a)	1,964,700	1,936,369
7.38%, 4/2/2032 (a) (b)	3,673,600	3,679,294
Optics Bidco SpA:
Series 2034, 6.00%, 9/30/2034 (a)	1,445,000	1,400,494
Series 2033, 6.38%, 11/15/2033 (a)	1,317,000	1,318,422
Series 2036, 7.20%, 7/18/2036 (a)	4,105,000	4,205,819
Series 2038, 7.72%, 6/4/2038 (a)	4,882,000	5,156,564
RCN Corp. Zero Coupon, 4/15/2023 (g)	3,000	—
Rogers Communications, Inc. 5 yr. CMT + 3.59%, 5.25%, 3/15/2082 (a) (b) (c)	4,665,000	4,529,155
Sable International Finance Ltd. 7.13%, 10/15/2032 (a)	5,383,000	5,280,077
Telecom Italia Capital SA:
6.00%, 9/30/2034	1,026,742	991,843
6.38%, 11/15/2033	455,916	455,670
7.20%, 7/18/2036	3,531,000	3,556,564
7.72%, 6/4/2038	2,903,000	3,010,759
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	1,848,000	1,022,960
5.63%, 12/6/2026 (a)	2,702,200	1,519,015
6.50%, 10/15/2027 (a)	1,861,000	751,044
Security Description	Principal Amount	Value
U.S. Cellular Corp. 6.70%, 12/15/2033 (b)	$1,406,000	$1,485,664
Viasat, Inc.:
5.63%, 4/15/2027 (a) (b)	3,663,700	3,544,959
6.50%, 7/15/2028 (a) (b)	3,053,000	2,476,624
7.50%, 5/30/2031 (a) (b)	4,046,000	2,812,051
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	3,517,000	3,166,636
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (a)	6,652,300	5,631,438
4.75%, 7/15/2031 (a)	8,875,000	7,621,140
7.75%, 4/15/2032 (a)	3,592,000	3,621,275
Vodafone Group PLC:
5 yr. CMT + 2.45%, 3.25%, 6/4/2081 (c)	3,250,000	3,115,255
5 yr. CMT + 2.77%, 4.13%, 6/4/2081 (c)	3,913,700	3,480,806
5 yr. CMT + 3.07%, 5.13%, 6/4/2081 (c)	4,437,000	3,376,513
5 yr. USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	9,178,864	9,502,235
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (a)	8,092,000	8,356,447
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a) (b)	8,207,000	7,564,802
6.13%, 3/1/2028 (a) (b)	4,499,000	3,835,308
Zegona Finance PLC 8.63%, 7/15/2029 (a)	5,415,245	5,760,250
		377,108,693
TRANSPORTATION — 0.4%
Brightline East LLC 11.00%, 1/31/2030 (a) (b)	6,703,600	6,395,637
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	724,000	717,940
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	1,627,000	1,536,783
Danaos Corp. 8.50%, 3/1/2028 (a)	2,356,000	2,417,303
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	2,069,000	1,898,307
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	959,000	964,035
GN Bondco LLC 9.50%, 10/15/2031 (a)	4,224,000	4,438,495
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	5,766,000	5,798,232
RXO, Inc. 7.50%, 11/15/2027 (a) (b)	85,000	87,498
Watco Cos. LLC/Watco Finance Corp. 7.13%, 8/1/2032 (a)	1,663,000	1,715,451

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
XPO CNW, Inc. 6.70%, 5/1/2034	$370,000	$385,684
XPO, Inc.:
7.13%, 6/1/2031 (a)	206,000	210,312
7.13%, 2/1/2032 (a)	2,339,000	2,394,902
		28,960,579
TRUCKING & LEASING — 0.3%
AerCap Global Aviation Trust 3 mo. USD Term SOFR + 4.56%, 6.50%, 6/15/2045 (a) (c)	4,639,000	4,628,655
Fortress Transportation & Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	6,566,000	6,432,382
5.88%, 4/15/2033 (a)	40,465	39,067
7.00%, 5/1/2031 (a)	3,884,000	3,957,718
7.00%, 6/15/2032 (a) (b)	3,281,000	3,347,769
7.88%, 12/1/2030 (a)	2,714,833	2,855,326
		21,260,917
TOTAL CORPORATE BONDS & NOTES (Cost $6,615,977,202)		6,584,058,343
	Shares
COMMON STOCKS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0%
Tapstone Energy Holdings III LLC (g) (h)	158	—
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Baytex Energy Corp.	2,052	5,294
PHARMACEUTICALS — 0.0% (d)
Mallinckrodt PLC (g) (h)	4,948	194,747
TOTAL COMMON STOCKS (Cost $195,723)		200,041
CONVERTIBLE BONDS — 0.0% (d)
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
Finance of America Funding LLC (a) (b) (cost $881,000)	881,000	1,132,605
TOTAL CONVERTIBLE BONDS (Cost $881,000)		1,132,605
PREFERRED STOCKS — 0.0%
ENERGY EQUIPMENT & SERVICES — 0.0%
Tapstone Energy LLC/Tapstone Energy Finance Corp. (g) (h) (Cost $854)	324	—

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 0.0% (d)
IT SERVICES — 0.0% (d)
Vericast Corp. 2024 Extended Term Loan, 3 mo. USD Term SOFR + 0.08%, 12.08%, 6/30/2025 (c)	$9,363	$9,051
PHARMACEUTICALS — 0.0% (d)
Mallinckrodt International Finance SA 2023 Second Out Term Loan, 1 mo. USD Term SOFR + 0.10%, 14.09%, 1/27/2025 (c)	138,702	147,822
TOTAL SENIOR FLOATING RATE LOANS (Cost $156,590)		156,873
	Shares
SHORT-TERM INVESTMENTS — 8.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (i) (j)	16,147,745	16,147,745
State Street Navigator Securities Lending Portfolio II (k) (l)	574,774,688	574,774,688
TOTAL SHORT-TERM INVESTMENTS (Cost $590,922,433)		590,922,433
TOTAL INVESTMENTS — 106.9% (Cost $7,208,133,802)		7,176,470,295
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%		(461,311,129)
NET ASSETS — 100.0%		$6,715,159,166
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 82.3% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2024. Maturity date shown is the final maturity.

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the security is $587,247, representing less than 0.05% of the Fund's net assets.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at December 31, 2024.
(k)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$6,583,665,843	$392,500	$6,584,058,343
Common Stocks	5,294	—	194,747	200,041
Convertible Bonds	—	1,132,605	—	1,132,605
Preferred Stocks	—	—	0(a)	0
Senior Floating Rate Loans	—	156,873	—	156,873
Short-Term Investments	590,922,433	—	—	590,922,433
TOTAL INVESTMENTS	$590,927,727	$6,584,955,321	$587,247	$7,176,470,295
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2024.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	17,880,851	$17,886,215	$148,537,684	$166,423,899	$562	$(562)	—	$—	$233,422
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	354,490,694	338,342,949	—	—	16,147,745	16,147,745	237,535
State Street Navigator Securities Lending Portfolio II	324,808,968	324,808,968	740,474,885	490,509,165	—	—	574,774,688	574,774,688	2,654,807
Total		$342,695,183	$1,243,503,263	$995,276,013	$562	$(562)		$590,922,433	$3,125,764
See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.0%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041 (a)	$260,000	$192,197
4.75%, 3/30/2030	257,000	253,587
Omnicom Group, Inc.:
2.45%, 4/30/2030	550,000	483,037
4.20%, 6/1/2030	165,000	158,413
5.30%, 11/1/2034 (a)	250,000	246,328
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	98,596
		1,432,158
AEROSPACE & DEFENSE — 1.9%
Boeing Co.:
2.20%, 2/4/2026	1,574,000	1,526,182
2.25%, 6/15/2026	255,000	244,877
2.70%, 2/1/2027 (a)	1,213,000	1,156,462
2.75%, 2/1/2026	350,000	341,421
2.95%, 2/1/2030	540,000	481,761
3.10%, 5/1/2026	240,000	234,000
3.20%, 3/1/2029	324,000	298,553
3.25%, 2/1/2028	316,000	297,542
3.25%, 3/1/2028	125,000	117,375
3.25%, 2/1/2035	775,000	617,938
3.38%, 6/15/2046	34,000	21,983
3.55%, 3/1/2038	588,000	444,440
3.60%, 5/1/2034 (a)	50,000	41,881
3.63%, 2/1/2031	408,000	370,399
3.65%, 3/1/2047	100,000	67,097
3.75%, 2/1/2050 (a)	350,000	238,361
3.85%, 11/1/2048	449,000	307,089
3.90%, 5/1/2049	1,129,000	783,921
5.15%, 5/1/2030	650,000	641,485
5.71%, 5/1/2040	416,000	396,173
5.81%, 5/1/2050	1,916,000	1,778,623
5.88%, 2/15/2040	502,000	485,188
5.93%, 5/1/2060	883,000	813,843
6.26%, 5/1/2027	75,000	76,755
6.30%, 5/1/2029 (a)	705,000	731,000
6.39%, 5/1/2031 (a)	120,000	125,461
6.53%, 5/1/2034 (a)	315,000	329,978
6.86%, 5/1/2054 (a)	255,000	271,126
7.01%, 5/1/2064	125,000	132,915
GE Capital Funding LLC 4.55%, 5/15/2032	325,000	312,747
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035 (a)	637,000	587,518
General Dynamics Corp.:
1.15%, 6/1/2026	400,000	382,392
2.63%, 11/15/2027	100,000	94,869
2.85%, 6/1/2041	575,000	410,688
3.63%, 4/1/2030	294,000	277,574
Security Description	Principal Amount	Value
3.75%, 5/15/2028	$190,000	$184,376
4.25%, 4/1/2040	87,000	75,952
4.25%, 4/1/2050	294,000	242,618
General Electric Co. Series MTN, 6.75%, 3/15/2032	173,000	189,376
HEICO Corp.:
5.25%, 8/1/2028	65,000	65,607
5.35%, 8/1/2033	75,000	74,828
Hexcel Corp. 4.20%, 2/15/2027	50,000	48,871
Howmet Aerospace, Inc.:
3.00%, 1/15/2029	200,000	185,744
4.85%, 10/15/2031	50,000	49,085
5.90%, 2/1/2027	375,000	382,815
5.95%, 2/1/2037	152,000	157,442
6.75%, 1/15/2028	217,000	227,164
L3Harris Technologies, Inc.:
2.90%, 12/15/2029 (a)	466,000	421,660
3.85%, 12/15/2026	80,000	78,734
4.40%, 6/15/2028	170,000	167,035
4.85%, 4/27/2035	258,000	245,748
5.05%, 6/1/2029	139,000	139,029
5.25%, 6/1/2031	130,000	130,172
5.35%, 6/1/2034	350,000	349,296
5.40%, 7/31/2033	247,000	246,387
5.50%, 8/15/2054	188,000	180,557
5.60%, 7/31/2053	85,000	82,448
6.15%, 12/15/2040	124,000	128,690
Lockheed Martin Corp.:
1.85%, 6/15/2030	211,000	180,622
3.55%, 1/15/2026	200,000	198,010
3.80%, 3/1/2045	893,000	704,640
3.90%, 6/15/2032	605,000	562,196
4.15%, 6/15/2053	200,000	159,890
4.30%, 6/15/2062	250,000	198,298
4.45%, 5/15/2028	70,000	69,495
4.50%, 2/15/2029	25,000	24,725
4.50%, 5/15/2036	50,000	46,936
4.70%, 12/15/2031	100,000	98,475
4.70%, 5/15/2046	1,105,000	986,257
5.10%, 11/15/2027	150,000	152,387
5.20%, 2/15/2055 (a)	175,000	165,170
5.20%, 2/15/2064	195,000	180,660
5.25%, 1/15/2033 (a)	115,000	116,268
5.70%, 11/15/2054	375,000	382,162
5.72%, 6/1/2040	694,000	713,314
5.90%, 11/15/2063 (a)	157,000	163,343
Series B, 6.15%, 9/1/2036	101,000	109,027
Northrop Grumman Corp.:
3.85%, 4/15/2045	142,000	111,040
4.03%, 10/15/2047	25,000	19,686
4.60%, 2/1/2029	171,000	169,617
4.70%, 3/15/2033	60,000	58,182
4.75%, 6/1/2043	509,000	456,756

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 6/1/2034	$200,000	$195,020
4.95%, 3/15/2053	370,000	330,769
5.15%, 5/1/2040	742,000	709,352
5.25%, 5/1/2050 (a)	702,000	657,535
RTX Corp.:
1.90%, 9/1/2031	309,000	252,706
2.25%, 7/1/2030 (a)	101,000	87,771
2.38%, 3/15/2032	450,000	373,684
2.82%, 9/1/2051	190,000	115,220
3.13%, 5/4/2027	200,000	192,986
3.13%, 7/1/2050	144,000	94,284
4.05%, 5/4/2047	50,000	39,297
4.13%, 11/16/2028	334,000	325,276
4.15%, 5/15/2045	875,000	706,886
4.35%, 4/15/2047	515,000	422,506
4.45%, 11/16/2038	200,000	178,092
4.50%, 6/1/2042	560,000	485,178
4.70%, 12/15/2041	50,000	44,219
4.80%, 12/15/2043	1,036,000	918,383
4.88%, 10/15/2040	275,000	253,047
5.00%, 2/27/2026 (a)	45,000	45,203
5.38%, 2/27/2053	198,000	187,643
5.75%, 11/8/2026	300,000	305,382
5.75%, 1/15/2029	250,000	258,100
6.00%, 3/15/2031	235,000	246,534
6.10%, 3/15/2034	145,000	152,655
6.13%, 7/15/2038	1,101,000	1,153,991
6.40%, 3/15/2054	679,000	737,795
		34,989,921
AGRICULTURE — 1.4%
Altria Group, Inc.:
2.45%, 2/4/2032	175,000	143,934
3.40%, 5/6/2030 (a)	227,000	208,425
3.40%, 2/4/2041	65,000	46,931
3.70%, 2/4/2051	200,000	136,172
3.88%, 9/16/2046	548,000	395,541
4.00%, 2/4/2061 (a)	250,000	174,208
4.25%, 8/9/2042	759,000	604,460
4.40%, 2/14/2026	200,000	199,124
4.50%, 5/2/2043	707,000	577,152
4.80%, 2/14/2029	623,000	616,016
5.80%, 2/14/2039	411,000	406,183
5.95%, 2/14/2049 (a)	324,000	317,455
6.20%, 11/1/2028	385,000	400,281
6.88%, 11/1/2033 (a)	950,000	1,029,771
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	633,000	612,295
2.90%, 3/1/2032	394,000	340,471
3.25%, 3/27/2030 (a)	450,000	415,399
3.75%, 9/15/2047	300,000	223,758
4.50%, 8/15/2033	79,000	75,187
4.54%, 3/26/2042	100,000	87,368
5.94%, 10/1/2032	400,000	422,220
BAT Capital Corp.:
2.26%, 3/25/2028	1,428,000	1,312,261
Security Description	Principal Amount	Value
2.73%, 3/25/2031 (a)	$227,000	$195,987
3.22%, 9/6/2026	758,000	738,679
3.46%, 9/6/2029	110,000	102,434
3.56%, 8/15/2027	605,000	585,398
3.73%, 9/25/2040	110,000	83,091
4.39%, 8/15/2037	717,000	618,900
4.54%, 8/15/2047	1,050,000	828,565
4.70%, 4/2/2027	518,000	515,871
4.74%, 3/16/2032	270,000	259,821
4.76%, 9/6/2049	350,000	283,374
4.91%, 4/2/2030	555,000	548,135
5.65%, 3/16/2052	360,000	328,835
5.83%, 2/20/2031 (a)	470,000	480,443
6.00%, 2/20/2034 (a)	445,000	457,113
6.34%, 8/2/2030 (a)	100,000	105,103
6.42%, 8/2/2033	100,000	105,617
7.08%, 8/2/2043	275,000	296,535
7.08%, 8/2/2053	221,000	242,656
BAT International Finance PLC:
1.67%, 3/25/2026	197,000	189,613
4.45%, 3/16/2028	184,000	180,964
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031 (a)	335,000	289,484
3.25%, 8/15/2026	200,000	195,380
4.10%, 1/7/2028	321,000	314,214
4.20%, 9/17/2029	200,000	194,094
4.65%, 9/17/2034	135,000	127,526
Philip Morris International, Inc.:
0.88%, 5/1/2026	278,000	264,628
1.75%, 11/1/2030	200,000	166,962
2.10%, 5/1/2030	450,000	388,921
2.75%, 2/25/2026	324,000	317,138
3.13%, 8/17/2027	1,000	964
3.38%, 8/15/2029 (a)	350,000	328,479
3.88%, 8/21/2042	591,000	467,776
4.13%, 3/4/2043	276,000	223,781
4.25%, 11/10/2044	400,000	326,520
4.38%, 11/1/2027	155,000	153,710
4.38%, 11/15/2041	90,000	76,469
4.50%, 3/20/2042	850,000	733,720
4.63%, 11/1/2029	250,000	246,613
4.75%, 2/12/2027 (a)	70,000	70,167
4.75%, 11/1/2031	180,000	176,047
4.88%, 2/13/2026	331,000	331,993
4.88%, 2/15/2028	1,200,000	1,202,640
4.88%, 2/13/2029 (a)	250,000	249,830
4.88%, 11/15/2043	100,000	89,444
4.90%, 11/1/2034	500,000	480,810
5.13%, 11/17/2027	410,000	414,899
5.13%, 2/15/2030	400,000	402,276
5.13%, 2/13/2031	350,000	350,252
5.25%, 2/13/2034	250,000	247,323
5.38%, 2/15/2033 (a)	768,000	769,459
5.50%, 9/7/2030	300,000	307,074
5.63%, 9/7/2033	235,000	238,704

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Reynolds American, Inc.:
5.70%, 8/15/2035 (a)	$250,000	$250,270
5.85%, 8/15/2045	100,000	95,200
7.25%, 6/15/2037	50,000	54,873
		26,439,386
AIRLINES — 0.3%
American Airlines Pass-Through Trust:
Series 2021-1, Class A, 2.88%, 1/11/2036	84,812	73,275
Series 2019-1, Class AA, 3.15%, 8/15/2033	75,585	68,907
Series 2016-2, Class AA, 3.20%, 12/15/2029	176,260	166,516
Series 2017-2, Class AA, 3.35%, 4/15/2031	129,641	121,633
Series 2015-1, Class A, 3.38%, 11/1/2028	172,098	163,407
Series 2016-1, Class AA, 3.58%, 7/15/2029	226,704	218,116
Series 2017-1, Class AA, 3.65%, 8/15/2030	127,750	121,585
Series 2014-1, Class A, 3.70%, 4/1/2028	120,653	116,960
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	138,123	127,451
Delta Air Lines, Inc.:
3.75%, 10/28/2029 (a)	332,000	310,347
7.38%, 1/15/2026	300,000	306,729
JetBlue Pass-Through Trust:
Series 2019-1, Class AA, 2.75%, 11/15/2033	61,467	53,146
Series 2020-1, Class A, 4.00%, 5/15/2034	306,375	287,015
Southwest Airlines Co. 5.13%, 6/15/2027	344,000	345,796
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	82,936	73,092
Series 2016-2, Class AA, 2.88%, 4/7/2030	10,320	9,581
Series 2016-1, Class AA, 3.10%, 1/7/2030	126,128	119,245
Series 2018-1, Class AA, 3.50%, 9/1/2031	209,445	195,383
Series 2014-2, Class A, 3.75%, 3/3/2028	18,966	18,565
Series 2014-1, Class A, 4.00%, 10/11/2027	168,629	165,875
Series 2019-1, Class AA, 4.15%, 2/25/2033	6,807	6,494
Series 2024-1, Class AA, 5.45%, 8/15/2038	260,000	258,170
Security Description	Principal Amount	Value
Series 2023-1, Class A, 5.80%, 7/15/2037	$1,094,976	$1,110,119
Series 2020-1, Class A, 5.88%, 4/15/2029	245,664	249,671
Series 2024-1, Class A, 5.88%, 8/15/2038	289,000	297,812
		4,984,890
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	600,000	578,388
2.85%, 3/27/2030	180,000	163,973
3.25%, 3/27/2040	175,000	135,107
3.38%, 3/27/2050 (a)	391,000	275,807
3.63%, 5/1/2043	65,000	50,878
3.88%, 11/1/2045	163,000	128,689
Ralph Lauren Corp. 2.95%, 6/15/2030	51,000	46,214
Tapestry, Inc.:
3.05%, 3/15/2032 (a)	201,000	171,194
4.13%, 7/15/2027 (a)	54,000	52,936
5.10%, 3/11/2030	100,000	98,938
5.50%, 3/11/2035 (a)	100,000	97,264
		1,799,388
AUTO MANUFACTURERS — 2.3%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	150,000	141,809
Series MTN, 2.00%, 3/24/2028	170,000	155,355
Series MTN, 2.35%, 1/8/2027	146,000	139,415
Series GMTN, 3.50%, 2/15/2028 (a)	335,000	322,183
Series GMTN, 4.40%, 10/5/2026	200,000	199,308
Series GMTN, 4.40%, 9/5/2029	200,000	194,584
Series GMTN, 4.45%, 10/22/2027 (a)	200,000	198,582
4.60%, 4/17/2030 (a)	350,000	343,753
Series GMTN, 4.85%, 10/23/2031	250,000	244,795
4.90%, 3/12/2027 (a)	500,000	501,400
4.90%, 3/13/2029	600,000	598,056
Series GMTN, 4.90%, 7/9/2027	70,000	70,283
Series GMTN, 4.95%, 1/9/2026	95,000	95,180
Series GMTN, 5.05%, 7/10/2031	250,000	247,118
Series GMTN, 5.13%, 7/7/2028	58,000	58,386
Series GMTN, 5.25%, 7/7/2026	119,000	119,910

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.65%, 11/15/2028 (a)	$1,470,000	$1,507,823
Series GMTN, 5.85%, 10/4/2030 (a)	220,000	229,033
Cummins, Inc.:
2.60%, 9/1/2050	100,000	59,440
4.90%, 2/20/2029	1,085,000	1,092,009
5.15%, 2/20/2034 (a)	151,000	151,255
5.45%, 2/20/2054 (a)	269,000	261,890
Ford Motor Co.:
3.25%, 2/12/2032	1,496,000	1,244,986
4.75%, 1/15/2043	627,000	493,838
5.29%, 12/8/2046	200,000	171,312
6.10%, 8/19/2032	200,000	199,076
7.40%, 11/1/2046	200,000	210,914
9.63%, 4/22/2030	700,000	808,640
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	250,000	240,110
2.90%, 2/10/2029	275,000	246,155
3.63%, 6/17/2031	340,000	293,920
3.82%, 11/2/2027	210,000	201,165
4.13%, 8/17/2027	160,000	154,838
Series GMTN, 4.39%, 1/8/2026	2,100,000	2,083,410
4.54%, 8/1/2026	400,000	395,512
4.95%, 5/28/2027	200,000	198,240
5.11%, 5/3/2029	1,472,000	1,432,742
5.13%, 11/5/2026	225,000	224,822
5.30%, 9/6/2029	200,000	196,050
5.80%, 3/5/2027	700,000	706,202
5.80%, 3/8/2029	275,000	275,019
5.85%, 5/17/2027	200,000	202,074
6.05%, 3/5/2031	200,000	199,548
6.05%, 11/5/2031	200,000	198,458
6.80%, 5/12/2028	360,000	372,082
6.80%, 11/7/2028	205,000	212,466
6.95%, 3/6/2026	24,000	24,423
7.12%, 11/7/2033	590,000	616,060
7.20%, 6/10/2030	100,000	105,247
7.35%, 11/4/2027	892,000	933,335
7.35%, 3/6/2030	454,000	480,809
General Motors Co.:
5.20%, 4/1/2045	594,000	514,541
5.40%, 10/15/2029 (a)	214,000	215,363
5.40%, 4/1/2048 (a)	397,000	348,852
5.60%, 10/15/2032 (a)	338,000	340,991
6.25%, 10/2/2043	451,000	446,959
6.60%, 4/1/2036 (a)	530,000	556,108
6.75%, 4/1/2046 (a)	331,000	346,166
6.80%, 10/1/2027 (a)	205,000	214,051
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	200,000	192,692
1.50%, 6/10/2026	700,000	667,149
2.35%, 1/8/2031	100,000	83,819
2.40%, 10/15/2028	277,000	251,139
Security Description	Principal Amount	Value
2.70%, 6/10/2031	$425,000	$360,086
3.10%, 1/12/2032	277,000	236,965
3.60%, 6/21/2030	500,000	458,305
3.85%, 1/5/2028	25,000	24,150
4.00%, 10/6/2026	2,450,000	2,415,234
4.35%, 1/17/2027	185,000	182,852
4.90%, 10/6/2029 (a)	125,000	123,060
5.00%, 4/9/2027	352,000	352,236
5.25%, 3/1/2026	250,000	250,733
5.35%, 7/15/2027	165,000	166,617
5.40%, 5/8/2027	545,000	550,733
5.45%, 9/6/2034 (a)	113,000	109,695
5.55%, 7/15/2029	185,000	187,057
5.60%, 6/18/2031 (a)	100,000	100,388
5.75%, 2/8/2031 (a)	77,000	77,949
5.80%, 6/23/2028	402,000	410,169
5.80%, 1/7/2029	869,000	886,510
5.85%, 4/6/2030 (a)	125,000	127,781
5.95%, 4/4/2034 (a)	390,000	391,970
6.00%, 1/9/2028 (a)	501,000	514,231
6.10%, 1/7/2034 (a)	850,000	862,911
6.40%, 1/9/2033 (a)	200,000	207,316
Honda Motor Co. Ltd. 2.53%, 3/10/2027	100,000	95,559
PACCAR Financial Corp.:
Series MTN, 1.10%, 5/11/2026 (a)	50,000	47,750
4.00%, 9/26/2029 (a)	300,000	290,490
4.45%, 8/6/2027	165,000	164,855
Series MTN, 4.45%, 3/30/2026	200,000	199,882
Series R, 4.50%, 11/25/2026	100,000	100,080
5.00%, 5/13/2027 (a)	100,000	101,115
Series MTN, 5.05%, 8/10/2026 (a)	264,000	266,218
Series DMTN, 5.20%, 11/9/2026	100,000	101,359
Toyota Motor Corp.:
1.34%, 3/25/2026	175,000	168,417
5.12%, 7/13/2033 (a)	14,000	14,154
Toyota Motor Credit Corp.:
Series MTN, 1.13%, 6/18/2026	300,000	285,825
Series MTN, 1.15%, 8/13/2027	50,000	45,811
Series MTN, 1.65%, 1/10/2031 (a)	191,000	157,564
1.90%, 9/12/2031	139,000	114,111
Series MTN, 1.90%, 1/13/2027	100,000	94,827
Series MTN, 2.15%, 2/13/2030	250,000	219,140
Series GMTN, 3.05%, 1/11/2028	250,000	238,555

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.05%, 3/22/2027	$375,000	$362,948
Series MTN, 3.20%, 1/11/2027	228,000	222,010
Series MTN, 3.38%, 4/1/2030	405,000	375,212
3.65%, 1/8/2029	360,000	344,552
Series MTN, 4.35%, 10/8/2027	500,000	496,565
4.45%, 5/18/2026	483,000	482,599
4.55%, 8/7/2026	105,000	105,056
4.55%, 8/9/2029 (a)	235,000	231,952
Series MTN, 4.55%, 9/20/2027 (a)	150,000	149,924
Series MTN, 4.55%, 5/17/2030	359,000	353,339
Series MTN, 4.60%, 10/10/2031	500,000	486,205
4.63%, 1/12/2028	252,000	251,478
Series MTN, 4.65%, 1/5/2029	200,000	198,876
Series MTN, 4.80%, 1/5/2026 (a)	200,000	200,642
Series B, 5.00%, 3/19/2027	90,000	90,775
Series MTN, 5.00%, 8/14/2026	200,000	201,518
5.05%, 5/16/2029	375,000	377,768
5.10%, 3/21/2031	450,000	452,290
5.20%, 5/15/2026 (a)	500,000	504,455
5.40%, 11/20/2026	333,000	338,158
5.45%, 11/10/2027	200,000	204,670
5.55%, 11/20/2030	500,000	515,155
		42,879,657
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Swiss Holdings Ltd.:
3.10%, 12/1/2051 (a)	447,000	261,133
4.15%, 5/1/2052	75,000	53,267
4.65%, 9/13/2029 (a)	600,000	582,558
5.15%, 9/13/2034 (a)	200,000	189,198
5.40%, 3/15/2049 (a)	479,000	411,475
5.75%, 9/13/2054	200,000	179,662
5 yr. CMT + 3.39%, 6.88%, 12/15/2054 (b)	200,000	194,954
BorgWarner, Inc.:
4.95%, 8/15/2029 (a)	100,000	99,427
5.40%, 8/15/2034 (a)	200,000	196,822
Lear Corp.:
2.60%, 1/15/2032	59,000	49,118
3.50%, 5/30/2030 (a)	594,000	542,358
5.25%, 5/15/2049	200,000	171,898
Magna International, Inc.:
5.05%, 3/14/2029	100,000	100,433
5.50%, 3/21/2033 (a)	316,000	319,991
5.98%, 3/21/2026	200,000	200,038
		3,552,332
Security Description	Principal Amount	Value
BANKS — 21.5%
Associated Banc-Corp. SOFR + 3.03%, 6.46%, 8/29/2030 (b)	$315,000	$320,862
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	200,000	196,788
Series MTN, 4.42%, 12/16/2026	250,000	249,688
4.62%, 12/16/2029 (a)	500,000	495,850
4.75%, 1/18/2027	600,000	601,986
4.90%, 7/16/2027	160,000	161,171
5.00%, 3/18/2026	285,000	286,570
Banco Bilbao Vizcaya Argentaria SA:
5.38%, 3/13/2029	1,000,000	1,009,320
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (b)	450,000	450,783
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (b)	600,000	567,252
2.75%, 12/3/2030	250,000	211,658
3.80%, 2/23/2028	575,000	551,747
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (b)	950,000	929,869
4.25%, 4/11/2027	300,000	294,753
4.38%, 4/12/2028	1,750,000	1,707,475
5.29%, 8/18/2027	200,000	201,124
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (b)	400,000	402,772
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (b)	400,000	402,128
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (b)	400,000	403,348
5.59%, 8/8/2028	200,000	202,652
6.35%, 3/14/2034	615,000	624,379
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (a) (b)	600,000	617,118
6.92%, 8/8/2033	600,000	631,188
6.94%, 11/7/2033	600,000	654,420
Bank of America Corp.:
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	687,000	661,828
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	1,172,000	1,117,350
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (b)	1,670,000	1,405,355
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (b)	211,000	176,080
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (b)	365,000	330,883
SOFR + 1.22%, 2.30%, 7/21/2032 (b)	1,200,000	1,000,776
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (b)	2,542,000	2,070,535

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (b)	$2,577,000	$2,262,297
SOFR + 1.21%, 2.57%, 10/20/2032 (b)	50,000	42,098
SOFR + 2.15%, 2.59%, 4/29/2031 (b)	1,239,000	1,089,031
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (b)	300,000	258,270
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (b)	593,000	410,706
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	1,125,000	967,354
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (b)	806,000	728,793
SOFR + 1.56%, 2.97%, 7/21/2052 (a) (b)	200,000	126,948
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (b)	350,000	300,962
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (b)	1,201,000	1,105,472
SOFR + 1.58%, 3.31%, 4/22/2042 (b)	1,006,000	753,031
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (b)	1,218,000	1,167,855
Series GMTN, 3.50%, 4/19/2026	250,000	246,398
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (b)	1,360,000	1,337,764
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (b)	2,086,000	2,019,102
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (b)	838,000	815,977
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (b)	1,821,000	1,783,251
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (b)	82,000	72,623
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (b)	50,000	38,249
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (b)	1,896,000	1,838,210
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (b)	500,000	479,345
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (b)	95,000	80,756
Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (b)	$478,000	$373,399
Series L, 4.18%, 11/25/2027	350,000	343,721
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (b)	500,000	443,220
Series MTN, 4.25%, 10/22/2026	475,000	470,815
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (b)	50,000	48,686
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (b)	600,000	489,168
SOFR + 1.58%, 4.38%, 4/27/2028 (b)	520,000	514,171
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (b)	469,000	394,293
Series MTN, 4.45%, 3/3/2026	500,000	498,065
SOFR + 1.83%, 4.57%, 4/27/2033 (b)	650,000	618,345
Series L, 4.75%, 4/21/2045 (a)	600,000	529,440
Series MTN, 4.88%, 4/1/2044	74,000	67,784
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (b)	400,000	400,784
Series MTN, 5.00%, 1/21/2044	150,000	140,171
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (b)	125,000	122,619
SOFR + 1.29%, 5.08%, 1/20/2027 (b)	2,796,000	2,804,668
SOFR + 1.63%, 5.20%, 4/25/2029 (b)	1,247,000	1,253,235
SOFR + 1.91%, 5.29%, 4/25/2034 (b)	815,000	808,953
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (b)	1,400,000	1,363,026
SOFR + 1.74%, 5.52%, 10/25/2035 (b)	1,200,000	1,178,280
SOFR + 1.57%, 5.82%, 9/15/2029 (b)	1,366,000	1,400,164
SOFR + 1.84%, 5.87%, 9/15/2034 (b)	775,000	796,343
Series MTN, 5.88%, 2/7/2042	1,070,000	1,116,267
SOFR + 1.34%, 5.93%, 9/15/2027 (b)	550,000	559,647
6.11%, 1/29/2037	1,727,000	1,788,688
7.75%, 5/14/2038	929,000	1,085,973
Bank of America NA 5.53%, 8/18/2026	250,000	253,503

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Bank of Montreal:
Series MTN, 2.65%, 3/8/2027 (a)	$100,000	$96,010
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (b)	292,000	243,367
Series F2F, SOFR + 0.88%, 4.57%, 9/10/2027 (b)	100,000	99,687
SOFR + 1.25%, 4.64%, 9/10/2030 (a) (b)	300,000	294,009
5.20%, 2/1/2028 (a)	25,000	25,194
5.27%, 12/11/2026 (a)	895,000	905,445
5.30%, 6/5/2026	500,000	504,570
5.37%, 6/4/2027 (a)	800,000	812,376
5.51%, 6/4/2031	535,000	543,613
5.72%, 9/25/2028 (a)	250,000	256,393
Bank of New York Mellon Corp.:
Series MTN, 2.05%, 1/26/2027	225,000	214,277
Series MTN, 2.80%, 5/4/2026	80,000	78,301
Series MTN, 3.30%, 8/23/2029	180,000	167,382
Series MTN, 3.40%, 1/29/2028 (a)	129,000	124,374
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (b)	345,000	335,757
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (b)	143,000	140,436
Series MTN, SOFR + 1.42%, 4.29%, 6/13/2033 (b)	469,000	441,662
SOFR + 1.17%, 4.54%, 2/1/2029 (b)	655,000	649,459
SOFR + 1.76%, 4.60%, 7/26/2030 (b)	80,000	78,986
SOFR + 0.84%, 4.89%, 7/21/2028 (b)	200,000	200,708
SOFR + 1.03%, 4.95%, 4/26/2027 (a) (b)	430,000	431,698
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (a) (b)	515,000	504,118
Series MTN, SOFR + 1.09%, 4.98%, 3/14/2030 (a) (b)	1,000,000	999,640
SOFR + 1.23%, 5.06%, 7/22/2032 (b)	200,000	199,548
SOFR + 1.77%, 5.61%, 7/21/2039 (b)	65,000	65,352
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (a) (b)	445,000	456,650
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (b)	700,000	724,752
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (a) (b)	635,000	667,029
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (b)	278,000	300,576
Security Description	Principal Amount	Value
Bank of Nova Scotia:
1.05%, 3/2/2026 (a)	$200,000	$191,950
1.30%, 9/15/2026	570,000	539,089
1.35%, 6/24/2026	200,000	190,756
2.45%, 2/2/2032 (a)	50,000	41,804
2.95%, 3/11/2027	402,000	387,138
SOFR + 1.00%, 4.40%, 9/8/2028 (b)	300,000	296,874
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (b)	400,000	368,024
SOFR + 1.44%, 4.74%, 11/10/2032 (b)	200,000	193,708
4.75%, 2/2/2026	40,000	40,030
4.85%, 2/1/2030 (a)	810,000	802,977
5.35%, 12/7/2026	500,000	506,575
Series GMTN, 5.40%, 6/4/2027	275,000	279,351
Series GMTN, 5.45%, 8/1/2029	245,000	249,388
5.65%, 2/1/2034	420,000	427,060
Bank OZK 3 mo. USD Term SOFR + 2.09%, 2.75%, 10/1/2031 (b)	100,000	85,888
BankUnited, Inc. 5.13%, 6/11/2030 (a)	182,000	174,937
Barclays PLC:
1 yr. CMT + 1.90%, 2.65%, 6/24/2031 (a) (b)	284,000	246,787
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (b)	50,000	42,433
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (b)	611,000	539,941
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (b)	1,400,000	1,082,984
4.34%, 1/10/2028	200,000	195,584
4.84%, 5/9/2028	200,000	196,410
SOFR + 1.34%, 4.84%, 9/10/2028 (a) (b)	1,050,000	1,043,185
SOFR + 1.56%, 4.94%, 9/10/2030 (b)	200,000	195,994
4.95%, 1/10/2047	200,000	177,818
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (b)	200,000	198,182
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (a) (b)	367,000	357,421
5.20%, 5/12/2026	710,000	710,248
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (b)	815,000	823,623
SOFR + 1.49%, 5.67%, 3/12/2028 (b)	200,000	202,370
SOFR + 1.74%, 5.69%, 3/12/2030 (b)	505,000	510,060
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (a) (b)	373,000	373,131

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.21%, 5.83%, 5/9/2027 (b)	$450,000	$454,774
SOFR + 2.98%, 6.22%, 5/9/2034 (b)	525,000	538,618
SOFR + 2.22%, 6.49%, 9/13/2029 (b)	400,000	416,104
SOFR + 1.88%, 6.50%, 9/13/2027 (b)	300,000	307,155
SOFR + 2.62%, 6.69%, 9/13/2034 (a) (b)	525,000	556,185
SOFR + 3.57%, 7.12%, 6/27/2034 (a) (b)	1,216,000	1,292,231
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (b)	649,000	687,583
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (b)	1,571,000	1,729,765
Canadian Imperial Bank of Commerce:
3.60%, 4/7/2032	130,000	116,666
SOFR + 0.93%, 4.51%, 9/11/2027 (b)	885,000	880,734
SOFR + 1.34%, 4.63%, 9/11/2030 (a) (b)	160,000	156,605
5.00%, 4/28/2028	195,000	195,509
5.24%, 6/28/2027	250,000	252,800
5.26%, 4/8/2029 (a)	700,000	705,859
5.99%, 10/3/2028 (a)	50,000	51,618
6.09%, 10/3/2033 (a)	500,000	522,670
Citibank NA:
4.84%, 8/6/2029	420,000	417,308
SOFR + 0.71%, 4.88%, 11/19/2027 (b)	1,000,000	1,000,360
4.93%, 8/6/2026	250,000	251,008
5.44%, 4/30/2026	325,000	328,113
5.49%, 12/4/2026	835,000	847,517
5.80%, 9/29/2028	920,000	948,492
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (b)	438,000	420,563
SOFR + 0.77%, 1.46%, 6/9/2027 (b)	637,000	606,532
SOFR + 1.18%, 2.52%, 11/3/2032 (b)	300,000	249,933
SOFR + 1.17%, 2.56%, 5/1/2032 (b)	715,000	605,862
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	1,348,000	1,174,809
SOFR + 1.15%, 2.67%, 1/29/2031 (b)	675,000	596,450
SOFR + 1.38%, 2.90%, 11/3/2042 (b)	11,000	7,687
SOFR + 1.42%, 2.98%, 11/5/2030 (b)	406,000	366,496
SOFR + 1.35%, 3.06%, 1/25/2033 (b)	915,000	785,775
SOFR + 1.28%, 3.07%, 2/24/2028 (b)	404,000	388,450
Security Description	Principal Amount	Value
3.20%, 10/21/2026	$1,162,000	$1,130,463
3.40%, 5/1/2026	540,000	530,712
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (b)	635,000	610,737
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (b)	188,000	182,014
3.70%, 1/12/2026	591,000	585,557
SOFR + 1.94%, 3.79%, 3/17/2033 (b)	1,118,000	1,004,422
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (b)	814,000	797,468
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (b)	1,100,000	1,048,575
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (b)	711,000	689,805
4.13%, 7/25/2028	119,000	115,637
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (a) (b)	324,000	264,708
4.30%, 11/20/2026	292,000	289,349
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	2,013,000	1,933,829
SOFR + 1.34%, 4.54%, 9/19/2030 (b)	800,000	777,152
4.60%, 3/9/2026	400,000	398,904
4.65%, 7/30/2045	200,000	174,168
4.65%, 7/23/2048	487,000	417,875
SOFR + 1.89%, 4.66%, 5/24/2028 (b)	500,000	496,535
4.75%, 5/18/2046 (a)	258,000	224,930
SOFR + 2.09%, 4.91%, 5/24/2033 (b)	570,000	550,255
SOFR + 4.55%, 5.32%, 3/26/2041 (b)	770,000	739,908
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (b)	1,165,000	1,110,408
SOFR + 1.45%, 5.45%, 6/11/2035 (b)	500,000	496,115
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (b)	850,000	843,242
SOFR + 2.06%, 5.83%, 2/13/2035 (b)	175,000	174,204
5.88%, 1/30/2042	600,000	613,068
SOFR + 2.66%, 6.17%, 5/25/2034 (b)	1,325,000	1,349,393
SOFR + 2.34%, 6.27%, 11/17/2033 (b)	1,835,000	1,923,153
6.63%, 6/15/2032 (a)	681,000	727,505
6.68%, 9/13/2043 (a)	250,000	274,490
8.13%, 7/15/2039	355,000	437,928

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Citizens Bank NA SOFR + 2.00%, 4.58%, 8/9/2028 (b)	$240,000	$237,610
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	100,000	87,417
3.25%, 4/30/2030 (a)	50,000	45,204
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (b)	112,000	108,818
SOFR + 1.91%, 5.72%, 7/23/2032 (a) (b)	500,000	501,460
SOFR + 2.01%, 5.84%, 1/23/2030 (b)	650,000	659,633
SOFR + 2.33%, 6.65%, 4/25/2035 (b)	290,000	305,843
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (b)	730,000	696,821
Comerica, Inc.:
4.00%, 2/1/2029 (a)	375,000	355,684
SOFR + 2.16%, 5.98%, 1/30/2030 (b)	306,000	309,342
Commonwealth Bank of Australia 4.58%, 11/27/2026	600,000	600,528
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	1,397,000	1,369,144
4.80%, 1/9/2029 (a)	100,000	99,747
5.04%, 3/5/2027	200,000	201,892
5.25%, 5/24/2041	218,000	211,713
5.50%, 10/5/2026	592,000	601,579
5.75%, 12/1/2043	200,000	198,700
Deutsche Bank AG:
SOFR + 1.22%, 2.31%, 11/16/2027 (b)	475,000	451,454
SOFR + 1.32%, 2.55%, 1/7/2028 (b)	250,000	237,583
SOFR + 1.72%, 3.04%, 5/28/2032 (a) (b)	340,000	291,434
SOFR + 2.26%, 3.74%, 1/7/2033 (a) (b)	1,650,000	1,397,665
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (b)	361,000	349,870
SOFR + 1.70%, 5.00%, 9/11/2030 (a) (b)	150,000	146,586
5.37%, 9/9/2027 (a)	50,000	50,738
SOFR + 2.05%, 5.40%, 9/11/2035 (a) (b)	155,000	147,332
5.41%, 5/10/2029 (a)	300,000	304,527
SOFR + 1.59%, 5.71%, 2/8/2028 (b)	175,000	176,834
SOFR + 3.18%, 6.72%, 1/18/2029 (b)	468,000	485,601
SOFR + 2.51%, 6.82%, 11/20/2029 (b)	1,450,000	1,516,990
SOFR + 3.65%, 7.08%, 2/10/2034 (b)	100,000	102,998
Security Description	Principal Amount	Value
SOFR + 2.52%, 7.15%, 7/13/2027 (b)	$530,000	$546,176
Discover Bank:
2.70%, 2/6/2030	100,000	88,275
3.45%, 7/27/2026	625,000	611,156
4.65%, 9/13/2028	155,000	151,750
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (b)	180,000	169,879
2.55%, 5/5/2027	150,000	142,431
SOFR + 1.36%, 4.06%, 4/25/2028 (b)	383,000	374,769
SOFR + 1.66%, 4.34%, 4/25/2033 (b)	400,000	371,236
SOFR + 2.13%, 4.77%, 7/28/2030 (b)	214,000	209,688
SOFR + 1.49%, 4.90%, 9/6/2030 (b)	90,000	88,758
SOFR + 1.84%, 5.63%, 1/29/2032 (b)	420,000	424,595
SOFR + 2.34%, 6.34%, 7/27/2029 (b)	155,000	160,746
SOFR + 2.19%, 6.36%, 10/27/2028 (b)	745,000	770,099
8.25%, 3/1/2038	350,000	419,909
Fifth Third Bank, Inc. Series BKNT, 3.85%, 3/15/2026	200,000	197,736
First Horizon Bank 5.75%, 5/1/2030 (a)	1,077,000	1,071,572
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	50,000	51,367
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (b)	100,000	98,736
Goldman Sachs Bank USA:
SOFR + 0.78%, 5.28%, 3/18/2027 (b)	1,350,000	1,357,978
SOFR + 0.75%, 5.41%, 5/21/2027 (b)	335,000	337,556
Goldman Sachs Group, Inc.:
SOFR + 0.80%, 1.43%, 3/9/2027 (b)	282,000	270,624
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	969,000	916,335
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	1,478,000	1,402,179
SOFR + 1.09%, 1.99%, 1/27/2032 (b)	1,303,000	1,076,500
SOFR + 1.25%, 2.38%, 7/21/2032 (b)	1,131,000	944,690
2.60%, 2/7/2030	678,000	600,159
SOFR + 1.28%, 2.62%, 4/22/2032 (b)	1,270,000	1,082,497
SOFR + 1.11%, 2.64%, 2/24/2028 (b)	301,000	286,955

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.26%, 2.65%, 10/21/2032 (b)	$958,000	$809,270
SOFR + 1.47%, 2.91%, 7/21/2042 (b)	625,000	433,937
SOFR + 1.41%, 3.10%, 2/24/2033 (b)	1,063,000	916,848
SOFR + 1.51%, 3.21%, 4/22/2042 (b)	600,000	437,382
SOFR + 1.63%, 3.44%, 2/24/2043 (b)	500,000	372,095
3.50%, 11/16/2026	228,000	222,904
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	547,000	531,700
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (b)	327,000	317,439
3.75%, 2/25/2026	665,000	658,117
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (b)	775,000	745,232
3.85%, 1/26/2027	350,000	343,595
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (b)	1,011,000	856,064
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (b)	1,191,000	1,159,450
SOFR + 1.51%, 4.39%, 6/15/2027 (b)	50,000	49,688
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (b)	1,140,000	1,002,128
SOFR + 1.73%, 4.48%, 8/23/2028 (b)	100,000	98,833
SOFR + 1.14%, 4.69%, 10/23/2030 (b)	165,000	161,624
Series MTN, 4.80%, 7/8/2044	795,000	703,376
SOFR + 1.42%, 5.02%, 10/23/2035 (b)	590,000	565,922
SOFR + 1.21%, 5.05%, 7/23/2030 (b)	300,000	298,392
SOFR + 1.58%, 5.56%, 11/19/2045 (b)	2,250,000	2,173,995
SOFR + 1.27%, 5.73%, 4/25/2030 (b)	800,000	816,792
SOFR + 1.55%, 5.85%, 4/25/2035 (b)	775,000	788,601
5.95%, 1/15/2027	214,000	219,314
6.25%, 2/1/2041	727,000	765,691
6.45%, 5/1/2036	300,000	316,419
SOFR + 1.77%, 6.48%, 10/24/2029 (b)	1,300,000	1,361,802
SOFR + 1.95%, 6.56%, 10/24/2034 (b)	1,400,000	1,507,030
6.75%, 10/1/2037	1,105,000	1,185,842
Security Description	Principal Amount	Value
HSBC Bank USA NA 5.63%, 8/15/2035	$92,000	$91,712
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	541,000	498,450
SOFR + 1.29%, 2.21%, 8/17/2029 (b)	985,000	884,934
SOFR + 1.95%, 2.36%, 8/18/2031 (b)	379,000	322,449
SOFR + 1.19%, 2.80%, 5/24/2032 (b)	1,050,000	892,258
SOFR + 2.39%, 2.85%, 6/4/2031 (b)	345,000	302,841
SOFR + 1.41%, 2.87%, 11/22/2032 (b)	613,000	517,065
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (b)	1,175,000	1,109,717
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (b)	428,000	418,802
4.30%, 3/8/2026 (a)	200,000	198,984
SOFR + 2.11%, 4.76%, 6/9/2028 (b)	1,000,000	992,720
SOFR + 2.53%, 4.76%, 3/29/2033 (b)	300,000	282,162
4.95%, 3/31/2030	50,000	49,490
SOFR + 1.04%, 5.13%, 11/19/2028 (b)	220,000	219,910
SOFR + 2.61%, 5.21%, 8/11/2028 (b)	613,000	615,041
SOFR + 1.29%, 5.29%, 11/19/2030 (b)	500,000	496,445
SOFR + 1.46%, 5.55%, 3/4/2030 (a) (b)	650,000	654,537
SOFR + 1.06%, 5.60%, 5/17/2028 (b)	870,000	879,144
SOFR + 1.78%, 5.72%, 3/4/2035 (a) (b)	760,000	765,130
SOFR + 1.52%, 5.73%, 5/17/2032 (a) (b)	460,000	464,839
SOFR + 1.90%, 5.87%, 11/18/2035 (b)	500,000	488,285
SOFR + 1.57%, 5.89%, 8/14/2027 (b)	674,000	683,517
SOFR + 1.97%, 6.16%, 3/9/2029 (a) (b)	366,000	375,904
SOFR + 2.39%, 6.25%, 3/9/2034 (b)	1,510,000	1,568,105
SOFR + 2.65%, 6.33%, 3/9/2044 (b)	725,000	764,012
6.50%, 5/2/2036	239,000	244,095
6.50%, 9/15/2037	610,000	622,267
SOFR + 2.98%, 6.55%, 6/20/2034 (b)	1,325,000	1,365,439
6.80%, 6/1/2038	535,000	559,407

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 3.35%, 7.39%, 11/3/2028 (b)	$590,000	$625,182
SOFR + 3.02%, 7.40%, 11/13/2034 (b)	1,074,000	1,167,384
SOFR + 4.25%, 8.11%, 11/3/2033 (b)	500,000	563,440
HSBC USA, Inc. 5.29%, 3/4/2027 (a)	500,000	505,830
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (b)	355,000	287,493
2.55%, 2/4/2030	100,000	87,923
SOFR + 2.05%, 5.02%, 5/17/2033 (b)	176,000	169,337
SOFR + 1.28%, 5.27%, 1/15/2031 (a) (b)	145,000	145,010
SOFR + 1.87%, 5.71%, 2/2/2035 (b)	525,000	524,428
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (b)	65,000	65,231
SOFR + 2.02%, 6.21%, 8/21/2029 (b)	250,000	257,985
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (b)	245,000	242,932
5.65%, 1/10/2030	445,000	452,276
ING Groep NV:
3.95%, 3/29/2027	525,000	515,198
SOFR + 1.83%, 4.02%, 3/28/2028 (b)	500,000	489,575
SOFR + 2.07%, 4.25%, 3/28/2033 (a) (b)	1,000,000	927,270
4.55%, 10/2/2028	200,000	196,334
SOFR + 1.44%, 5.34%, 3/19/2030 (b)	860,000	862,769
SOFR + 1.77%, 5.55%, 3/19/2035 (a) (b)	517,000	514,420
SOFR + 1.56%, 6.08%, 9/11/2027 (a) (b)	50,000	50,935
SOFR + 2.09%, 6.11%, 9/11/2034 (a) (b)	61,000	63,220
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (b)	2,625,000	2,520,682
SOFR + 0.77%, 1.47%, 9/22/2027 (b)	498,000	470,949
SOFR + 0.89%, 1.58%, 4/22/2027 (b)	544,000	522,381
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (b)	850,000	706,350
SOFR + 1.07%, 1.95%, 2/4/2032 (b)	2,102,000	1,744,219
SOFR + 1.02%, 2.07%, 6/1/2029 (b)	1,090,000	989,862
Security Description	Principal Amount	Value
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	$628,000	$589,478
SOFR + 2.04%, 2.52%, 4/22/2031 (b)	996,000	876,321
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (b)	55,000	37,063
SOFR + 1.18%, 2.55%, 11/8/2032 (b)	100,000	84,370
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (b)	415,000	356,211
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (b)	1,968,000	1,771,377
2.95%, 10/1/2026 (a)	100,000	97,434
SOFR + 1.17%, 2.95%, 2/24/2028 (b)	2,203,000	2,117,612
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (b)	1,146,000	1,024,123
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	831,000	718,424
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (b)	989,000	731,860
SOFR + 2.44%, 3.11%, 4/22/2051 (a) (b)	525,000	346,232
SOFR + 1.46%, 3.16%, 4/22/2042 (b)	250,000	183,095
3.20%, 6/15/2026	100,000	98,103
SOFR + 1.58%, 3.33%, 4/22/2052 (a) (b)	739,000	506,718
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (b)	563,000	540,317
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (b)	713,000	692,380
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (b)	811,000	767,871
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (b)	1,424,000	1,393,242
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (a) (b)	891,000	756,477
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (b)	451,000	347,085
3 mo. USD Term SOFR + 1.51%, 3.96%, 1/29/2027 (b)	357,000	353,905
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (b)	1,120,000	875,325

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (b)	$256,000	$248,159
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (b)	1,063,000	836,825
4.13%, 12/15/2026	300,000	296,916
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (b)	1,006,000	979,351
4.25%, 10/1/2027	250,000	248,135
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (b)	395,000	325,413
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (b)	250,000	244,790
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (b)	861,000	838,468
SOFR + 0.86%, 4.51%, 10/22/2028 (a) (b)	300,000	297,348
SOFR + 1.75%, 4.57%, 6/14/2030 (b)	1,250,000	1,224,775
SOFR + 1.80%, 4.59%, 4/26/2033 (b)	610,000	583,983
SOFR + 1.04%, 4.60%, 10/22/2030 (a) (b)	560,000	549,466
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	120,000	119,952
SOFR + 2.08%, 4.91%, 7/25/2033 (b)	877,000	857,925
SOFR + 1.34%, 4.95%, 10/22/2035 (b)	280,000	269,990
SOFR + 0.93%, 4.98%, 7/22/2028 (b)	191,000	191,518
SOFR + 1.13%, 5.00%, 7/22/2030 (b)	400,000	398,468
SOFR + 1.31%, 5.01%, 1/23/2030 (b)	100,000	99,870
SOFR + 1.19%, 5.04%, 1/23/2028 (b)	489,000	490,599
SOFR + 1.46%, 5.29%, 7/22/2035 (b)	165,000	163,302
SOFR + 1.45%, 5.30%, 7/24/2029 (b)	450,000	454,158
SOFR + 1.62%, 5.34%, 1/23/2035 (b)	250,000	248,608
SOFR + 1.85%, 5.35%, 6/1/2034 (b)	1,164,000	1,163,709
5.40%, 1/6/2042 (a)	575,000	566,697
5.50%, 10/15/2040	100,000	99,377
SOFR + 1.55%, 5.53%, 11/29/2045 (b)	330,000	322,242
SOFR + 0.93%, 5.57%, 4/22/2028 (b)	365,000	371,314
SOFR + 1.16%, 5.58%, 4/22/2030 (b)	50,000	50,943
Security Description	Principal Amount	Value
5.60%, 7/15/2041 (a)	$440,000	$444,162
SOFR + 2.58%, 5.72%, 9/14/2033 (b)	3,165,000	3,222,951
SOFR + 1.49%, 5.77%, 4/22/2035 (b)	200,000	204,720
SOFR + 1.33%, 6.07%, 10/22/2027 (b)	1,308,000	1,338,712
SOFR + 1.57%, 6.09%, 10/23/2029 (b)	1,241,000	1,287,351
SOFR + 1.81%, 6.25%, 10/23/2034 (b)	585,000	618,784
7.63%, 10/15/2026	1,522,000	1,598,130
8.00%, 4/29/2027	16,000	17,149
JPMorgan Chase Bank NA 5.11%, 12/8/2026	1,600,000	1,617,264
KeyBank NA:
3.40%, 5/20/2026	180,000	175,941
3.90%, 4/13/2029	191,000	179,137
4.39%, 12/14/2027	45,000	44,253
4.90%, 8/8/2032 (a)	120,000	113,699
5.00%, 1/26/2033	495,000	474,309
5.85%, 11/15/2027 (a)	150,000	153,647
KeyCorp:
Series MTN, 2.25%, 4/6/2027	150,000	141,519
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (b)	455,000	429,675
SOFR + 2.42%, 6.40%, 3/6/2035 (a) (b)	475,000	494,646
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (a) (b)	618,000	591,037
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (b)	575,000	400,073
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (b)	593,000	569,660
3.75%, 1/11/2027 (a)	100,000	97,779
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (b)	625,000	608,175
4.34%, 1/9/2048 (a)	300,000	235,347
4.38%, 3/22/2028	110,000	107,456
4.55%, 8/16/2028 (a)	25,000	24,535
4.65%, 3/24/2026	300,000	298,200
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (a) (b)	913,000	876,854
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (b)	600,000	604,884
1 yr. CMT + 1.20%, 5.59%, 11/26/2035 (b)	240,000	237,842
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (a) (b)	745,000	742,653
1 yr. CMT + 1.07%, 5.72%, 6/5/2030 (b)	400,000	406,860
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (a) (b)	450,000	458,496

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (b)	$795,000	$806,758
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (b)	400,000	447,260
M&T Bank Corp.:
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (b)	60,000	59,748
SOFR + 1.85%, 5.05%, 1/27/2034 (b)	200,000	191,382
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (a) (b)	65,000	63,027
SOFR + 2.26%, 6.08%, 3/13/2032 (b)	625,000	639,862
SOFR + 2.80%, 7.41%, 10/30/2029 (a) (b)	300,000	321,363
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	365,000	351,064
4.65%, 1/27/2026	640,000	638,432
4.70%, 1/27/2028	275,000	272,077
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (b)	730,000	694,303
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (b)	1,187,000	1,123,033
2.05%, 7/17/2030	100,000	85,468
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (b)	1,000	837
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (b)	915,000	870,540
2.76%, 9/13/2026	50,000	48,417
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (b)	2,553,000	2,188,763
3.20%, 7/18/2029	784,000	727,662
3.75%, 7/18/2039	35,000	29,410
3.85%, 3/1/2026	532,000	526,648
1 yr. CMT + 1.30%, 4.08%, 4/19/2028 (b)	70,000	68,783
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (b)	374,000	375,283
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (b)	400,000	395,652
1 yr. CMT + 0.82%, 5.26%, 4/17/2030 (b)	600,000	604,734
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (a) (b)	70,000	70,881
1 yr. CMT + 1.97%, 5.41%, 4/19/2034 (a) (b)	100,000	100,836
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (a) (b)	207,000	209,588
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (a) (b)	700,000	701,603
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (a) (b)	55,000	55,556
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (b)	70,000	70,800
Security Description	Principal Amount	Value
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.23%, 5/22/2027 (b)	$125,000	$118,988
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (b)	314,000	298,890
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (b)	163,000	136,980
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (b)	425,000	363,405
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (b)	352,000	292,959
2.84%, 9/13/2026	100,000	97,076
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (b)	85,000	76,819
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (b)	250,000	229,603
3.17%, 9/11/2027	85,000	81,522
4.02%, 3/5/2028	50,000	48,648
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (b)	465,000	451,892
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (a) (b)	400,000	403,440
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (a) (b)	339,000	342,153
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (a) (b)	200,000	201,758
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (b)	700,000	713,139
1 yr. CMT + 1.65%, 5.74%, 5/27/2031 (b)	165,000	169,249
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (b)	1,026,000	1,045,802
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (a) (b)	420,000	428,169
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (b)	800,000	818,216
Morgan Stanley:
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (b)	2,250,000	2,141,167
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	275,000	263,632
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (b)	600,000	489,756
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (b)	100,000	81,910
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (b)	237,000	196,291
SOFR + 1.00%, 2.48%, 1/21/2028 (b)	705,000	671,449
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	1,356,000	1,102,903

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (b)	$209,000	$174,992
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	1,639,000	1,455,465
SOFR + 1.29%, 2.94%, 1/21/2033 (b)	466,000	399,124
Series MTN, 3.13%, 7/27/2026	1,480,000	1,445,901
SOFR + 1.49%, 3.22%, 4/22/2042 (b)	611,000	452,769
3.59%, 7/22/2028 (b)	364,000	351,060
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	690,000	640,161
3.63%, 1/20/2027	200,000	196,256
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (b)	368,000	354,884
Series GMTN, 3.88%, 1/27/2026	100,000	99,220
3.97%, 7/22/2038 (b)	460,000	391,069
SOFR + 1.61%, 4.21%, 4/20/2028 (b)	1,533,000	1,510,863
4.30%, 1/27/2045	1,230,000	1,015,156
Series GMTN, 4.35%, 9/8/2026	100,000	99,298
Series MTN, 4.38%, 1/22/2047	1,000,000	835,240
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (b)	1,215,000	1,183,714
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (b)	950,000	851,209
SOFR + 1.10%, 4.65%, 10/18/2030 (b)	365,000	357,247
SOFR + 1.30%, 5.05%, 1/28/2027 (b)	230,000	230,711
SOFR + 1.73%, 5.12%, 2/1/2029 (b)	385,000	385,835
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (b)	960,000	962,736
SOFR + 1.45%, 5.17%, 1/16/2030 (b)	360,000	360,234
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (b)	798,000	785,846
SOFR + 2.62%, 5.30%, 4/20/2037 (b)	895,000	867,846
SOFR + 1.56%, 5.32%, 7/19/2035 (a) (b)	600,000	590,910
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (a) (b)	546,000	542,686
SOFR + 1.63%, 5.45%, 7/20/2029 (b)	200,000	202,232
SOFR + 1.73%, 5.47%, 1/18/2035 (b)	275,000	273,587
Security Description	Principal Amount	Value
SOFR + 1.71%, 5.52%, 11/19/2055 (b)	$470,000	$453,832
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (a) (b)	205,000	202,091
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (b)	1,520,000	1,544,882
SOFR + 1.26%, 5.66%, 4/18/2030 (b)	660,000	672,177
SOFR + 1.58%, 5.83%, 4/19/2035 (b)	325,000	331,201
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (b)	775,000	776,837
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (b)	235,000	235,357
Series MTN, 6.25%, 8/9/2026	55,000	56,326
SOFR + 2.24%, 6.30%, 10/18/2028 (b)	818,000	847,464
SOFR + 2.56%, 6.34%, 10/18/2033 (b)	1,177,000	1,244,984
SOFR + 1.83%, 6.41%, 11/1/2029 (b)	490,000	511,878
SOFR + 2.05%, 6.63%, 11/1/2034 (b)	1,351,000	1,450,798
Morgan Stanley Bank NA:
SOFR + 0.68%, 4.45%, 10/15/2027 (b)	1,000,000	993,200
4.75%, 4/21/2026	725,000	725,834
SOFR + 1.08%, 4.95%, 1/14/2028 (b)	525,000	525,567
SOFR + 0.93%, 4.97%, 7/14/2028 (b)	1,689,000	1,693,814
SOFR + 0.87%, 5.50%, 5/26/2028 (b)	1,025,000	1,038,479
5.88%, 10/30/2026	775,000	791,825
National Australia Bank Ltd.:
3.91%, 6/9/2027 (a)	290,000	285,418
4.50%, 10/26/2027	250,000	249,170
4.90%, 6/13/2028	900,000	904,095
4.94%, 1/12/2028	79,000	79,446
4.97%, 1/12/2026	700,000	702,912
5.09%, 6/11/2027	525,000	530,586
National Bank of Canada:
4.50%, 10/10/2029 (a)	250,000	243,170
5.60%, 12/18/2028	295,000	300,682
SOFR + 1.04%, 5.60%, 7/2/2027 (b)	255,000	257,838
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (b)	114,000	108,741
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (b)	850,000	812,770
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (b)	800,000	771,440
4.80%, 4/5/2026	250,000	249,990

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (b)	$520,000	$514,706
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (a) (b)	200,000	197,018
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (b)	1,085,000	1,074,269
1 yr. CMT + 2.27%, 5.52%, 9/30/2028 (b)	200,000	202,462
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (b)	100,000	101,144
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (b)	450,000	452,619
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (b)	220,000	222,141
1 yr. CMT + 2.10%, 6.02%, 3/2/2034 (b)	800,000	819,880
Northern Trust Corp.:
1.95%, 5/1/2030 (a)	100,000	86,323
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (b)	1,985,000	1,902,761
PNC Bank NA:
2.70%, 10/22/2029	819,000	735,667
4.05%, 7/26/2028	305,000	294,697
PNC Financial Services Group, Inc.:
2.60%, 7/23/2026	152,000	147,293
3.15%, 5/19/2027 (a)	273,000	263,399
SOFR + 1.85%, 4.63%, 6/6/2033 (a) (b)	215,000	203,072
SOFR + 1.09%, 4.76%, 1/26/2027 (b)	70,000	69,894
SOFR + 1.26%, 4.81%, 10/21/2032 (b)	500,000	486,925
SOFR + 1.93%, 5.07%, 1/24/2034 (b)	690,000	671,260
SOFR + 0.80%, 5.10%, 7/23/2027 (b)	100,000	100,457
SOFR + 1.34%, 5.30%, 1/21/2028 (b)	75,000	75,615
SOFR + 1.62%, 5.35%, 12/2/2028 (b)	174,000	176,342
SOFR + 1.20%, 5.49%, 5/14/2030 (b)	250,000	253,373
SOFR + 1.84%, 5.58%, 6/12/2029 (b)	900,000	915,039
SOFR + 1.90%, 5.68%, 1/22/2035 (b)	250,000	252,675
SOFR + 1.95%, 5.94%, 8/18/2034 (b)	1,535,000	1,579,131
SOFR + 2.14%, 6.04%, 10/28/2033 (b)	700,000	724,493
SOFR + 1.73%, 6.62%, 10/20/2027 (b)	526,000	541,712
Security Description	Principal Amount	Value
SOFR + 2.28%, 6.88%, 10/20/2034 (a) (b)	$1,000,000	$1,090,650
Regions Bank 6.45%, 6/26/2037	314,000	319,338
Regions Financial Corp.:
SOFR + 2.06%, 5.50%, 9/6/2035 (b)	345,000	336,744
SOFR + 1.49%, 5.72%, 6/6/2030 (b)	450,000	455,796
Royal Bank of Canada:
Series GMTN, 0.88%, 1/20/2026	325,000	312,835
Series GMTN, 1.15%, 7/14/2026	100,000	95,061
1.20%, 4/27/2026	405,000	387,658
Series GMTN, 1.40%, 11/2/2026	680,000	642,124
Series GMTN, 2.30%, 11/3/2031 (a)	206,000	172,883
3.63%, 5/4/2027	378,000	369,253
3.88%, 5/4/2032	200,000	183,978
Series GMTN, SOFR + 0.72%, 4.51%, 10/18/2027 (b)	500,000	497,945
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (b)	500,000	495,570
Series GMTN, 4.65%, 1/27/2026	450,000	449,253
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (b)	400,000	391,664
Series GMTN, 4.88%, 1/12/2026	127,000	127,364
Series GMTN, 4.88%, 1/19/2027	235,000	235,909
Series GMTN, 4.90%, 1/12/2028	75,000	75,053
Series GMTN, 4.95%, 2/1/2029	300,000	299,931
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (a) (b)	580,000	576,155
Series GMTN, 5.00%, 2/1/2033	213,000	209,275
Series GMTN, 5.00%, 5/2/2033 (a)	126,000	123,941
Series GMTN, SOFR + 0.79%, 5.07%, 7/23/2027 (b)	455,000	457,138
Series GMTN, 5.15%, 2/1/2034 (a)	566,000	559,451
Series GMTN, 5.20%, 8/1/2028	320,000	322,611
Series MTN, 6.00%, 11/1/2027	220,000	227,223

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	$300,000	$291,297
4.40%, 7/13/2027	176,000	173,937
SOFR + 1.94%, 5.35%, 9/6/2030 (a) (b)	250,000	247,023
SOFR + 2.50%, 6.17%, 1/9/2030 (b)	500,000	510,255
SOFR + 2.14%, 6.34%, 5/31/2035 (b)	475,000	482,320
SOFR + 2.36%, 6.50%, 3/9/2029 (a) (b)	180,000	185,098
SOFR + 2.70%, 6.57%, 6/12/2029 (b)	150,000	154,941
SOFR + 3.28%, 7.66%, 11/9/2031 (b)	575,000	627,607
Santander U.K. Group Holdings PLC:
SOFR + 0.99%, 1.67%, 6/14/2027 (b)	323,000	307,312
SOFR + 1.22%, 2.47%, 1/11/2028 (b)	324,000	306,857
SOFR + 1.48%, 2.90%, 3/15/2032 (b)	229,000	196,207
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (b)	386,000	371,517
SOFR + 1.55%, 4.86%, 9/11/2030 (b)	306,000	297,616
SOFR + 2.60%, 6.53%, 1/10/2029 (b)	807,000	831,710
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	458,000	440,743
1.40%, 9/17/2026	380,000	359,495
1.90%, 9/17/2028	1,190,000	1,066,097
2.13%, 7/8/2030	300,000	256,527
2.17%, 1/14/2027	40,000	38,012
2.22%, 9/17/2031 (a)	200,000	165,736
2.63%, 7/14/2026	100,000	96,958
2.72%, 9/27/2029	601,000	541,567
2.75%, 1/15/2030	1,712,000	1,530,066
3.35%, 10/18/2027	221,000	213,128
3.78%, 3/9/2026	500,000	494,820
5.32%, 7/9/2029 (a)	200,000	202,126
5.42%, 7/9/2031	500,000	505,345
5.52%, 1/13/2028 (a)	184,000	186,905
5.56%, 7/9/2034 (a)	450,000	455,008
5.71%, 1/13/2030	720,000	737,770
5.72%, 9/14/2028 (a)	641,000	656,070
5.77%, 1/13/2033 (a)	1,240,000	1,275,055
5.78%, 7/13/2033	179,000	184,340
5.80%, 7/13/2028 (a)	39,000	40,048
5.84%, 7/9/2044	90,000	90,458
5.85%, 7/13/2030	255,000	263,349
5.88%, 7/13/2026	130,000	132,210
6.18%, 7/13/2043 (a)	143,000	152,572
Security Description	Principal Amount	Value
Synchrony Bank 5.63%, 8/23/2027	$512,000	$515,732
Synovus Bank 5.63%, 2/15/2028	696,000	697,197
Toronto-Dominion Bank:
Series MTN, 0.75%, 1/6/2026	100,000	96,202
Series MTN, 1.20%, 6/3/2026	215,000	204,775
Series MTN, 2.80%, 3/10/2027	200,000	191,800
Series MTN, 3.20%, 3/10/2032 (a)	100,000	87,390
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (b)	1,643,000	1,596,602
4.11%, 6/8/2027	225,000	221,319
4.46%, 6/8/2032 (a)	917,000	869,041
4.57%, 12/17/2026	500,000	498,840
4.78%, 12/17/2029 (a)	500,000	493,285
Series GMTN, 4.98%, 4/5/2027	300,000	301,122
Series GMTN, 4.99%, 4/5/2029 (a)	300,000	299,499
5.10%, 1/9/2026	150,000	150,644
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (b)	450,000	440,473
5.16%, 1/10/2028 (a)	500,000	502,465
5.26%, 12/11/2026	345,000	348,778
Series MTN, 5.52%, 7/17/2028 (a)	200,000	203,378
Series MTN, 5.53%, 7/17/2026	200,000	202,346
Truist Bank:
2.25%, 3/11/2030	501,000	430,249
3.30%, 5/15/2026	561,000	549,258
3.80%, 10/30/2026	280,000	274,775
Truist Financial Corp.:
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (b)	525,000	503,449
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (b)	212,000	191,258
Series MTN, 1.95%, 6/5/2030 (a)	343,000	292,253
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (b)	330,000	323,869
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (a) (b)	372,000	369,679
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (b)	883,000	834,126
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (b)	163,000	158,227
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (b)	850,000	838,856
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (a) (b)	531,000	535,837
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (b)	365,000	368,219

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (b)	$200,000	$203,312
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (b)	241,000	244,810
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (b)	110,000	114,461
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (b)	462,000	493,712
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030 (a)	209,000	172,431
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (b)	851,000	690,901
Series DMTN, 3.00%, 7/30/2029	433,000	396,974
Series MTN, 3.90%, 4/26/2028	100,000	97,021
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (b)	350,000	346,881
SOFR + 1.23%, 4.65%, 2/1/2029 (a) (b)	506,000	500,864
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (b)	278,000	266,616
SOFR + 1.25%, 5.10%, 7/23/2030 (b)	831,000	829,263
SOFR + 1.56%, 5.38%, 1/23/2030 (b)	446,000	449,952
SOFR + 1.86%, 5.68%, 1/23/2035 (b)	360,000	363,355
SOFR + 2.26%, 5.84%, 6/12/2034 (b)	225,000	229,381
SOFR + 2.09%, 5.85%, 10/21/2033 (b)	2,002,000	2,048,066
SOFR + 1.88%, 6.79%, 10/26/2027 (b)	300,000	309,927
U.S. Bank NA SOFR + 0.69%, 4.51%, 10/22/2027 (b)	500,000	497,085
UBS AG:
1.25%, 8/7/2026	370,000	350,246
5.00%, 7/9/2027	405,000	407,300
5.65%, 9/11/2028	150,000	153,393
7.50%, 2/15/2028	405,000	433,654
UBS Group AG:
4.55%, 4/17/2026	970,000	966,886
4.88%, 5/15/2045	350,000	313,274
Wachovia Corp.:
5.50%, 8/1/2035	315,000	314,883
7.57%, 8/1/2026 (c)	125,000	129,884
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (b)	1,089,000	982,703
3.00%, 4/22/2026	661,000	646,584
3.00%, 10/23/2026	350,000	339,370
SOFR + 2.53%, 3.07%, 4/30/2041 (b)	1,166,000	847,041
Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (b)	$2,576,000	$2,516,005
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (b)	446,000	390,620
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (b)	1,297,000	1,258,440
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (b)	847,000	820,972
3.90%, 5/1/2045	448,000	347,446
Series MTN, 4.10%, 6/3/2026	550,000	544,478
Series MTN, 4.40%, 6/14/2046	702,000	564,190
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (b)	591,000	571,952
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (b)	680,000	568,874
Series MTN, 4.65%, 11/4/2044	405,000	340,277
Series MTN, 4.75%, 12/7/2046	448,000	376,728
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (b)	257,000	256,018
Series GMTN, 4.90%, 11/17/2045	1,228,000	1,064,922
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (b)	667,000	644,522
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (b)	1,364,000	1,216,088
SOFR + 1.50%, 5.20%, 1/23/2030 (b)	480,000	481,584
SOFR + 1.38%, 5.21%, 12/3/2035 (b)	750,000	730,867
5.38%, 11/2/2043	1,783,000	1,669,155
SOFR + 2.02%, 5.39%, 4/24/2034 (b)	1,016,000	1,003,412
SOFR + 1.78%, 5.50%, 1/23/2035 (b)	513,000	509,948
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (b)	1,691,000	1,687,060
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (b)	1,064,000	1,079,726
5.61%, 1/15/2044	565,000	541,163
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (b)	1,936,000	1,967,479
SOFR + 1.79%, 6.30%, 10/23/2029 (a) (b)	828,000	860,789
SOFR + 2.06%, 6.49%, 10/23/2034 (b)	1,564,000	1,661,093
Series B, 7.95%, 11/15/2029	235,000	260,819
Wells Fargo Bank NA:
4.81%, 1/15/2026	400,000	401,264

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.45%, 8/7/2026	$500,000	$506,040
5.85%, 2/1/2037 (a)	200,000	203,956
6.60%, 1/15/2038 (a)	940,000	1,025,314
Westpac Banking Corp.:
1.15%, 6/3/2026	300,000	286,197
1.95%, 11/20/2028	422,000	380,239
2.15%, 6/3/2031	746,000	632,384
2.65%, 1/16/2030 (a)	150,000	135,311
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (b)	945,000	804,497
2.70%, 8/19/2026	100,000	97,189
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (b)	877,000	741,960
3.13%, 11/18/2041	317,000	227,156
3.35%, 3/8/2027 (a)	545,000	531,468
3.40%, 1/25/2028	308,000	296,194
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (b)	300,000	282,579
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (b)	250,000	246,168
Series GMTN, 4.60%, 10/20/2026	250,000	250,508
5.05%, 4/16/2029	507,000	512,161
5.20%, 4/16/2026	200,000	201,660
5.46%, 11/18/2027	300,000	307,023
Series GMTN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (b)	400,000	393,648
6.82%, 11/17/2033	168,000	181,546
Wintrust Financial Corp. 4.85%, 6/6/2029	50,000	47,710
Zions Bancorp NA:
3.25%, 10/29/2029	300,000	267,522
SOFR + 2.83%, 6.82%, 11/19/2035 (b)	250,000	252,403
		402,685,347
BEVERAGES — 1.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	427,000	404,907
4.90%, 2/1/2046	2,174,000	1,979,710
Anheuser-Busch InBev Finance, Inc.:
4.70%, 2/1/2036	250,000	236,250
4.90%, 2/1/2046	859,000	777,842
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	636,000	595,977
4.00%, 4/13/2028	350,000	343,605
4.44%, 10/6/2048 (a)	641,000	542,087
4.75%, 1/23/2029	316,000	316,107
4.95%, 1/15/2042	349,000	323,687
5.00%, 6/15/2034 (a)	500,000	494,065
5.45%, 1/23/2039	608,000	609,307
Security Description	Principal Amount	Value
5.55%, 1/23/2049	$1,300,000	$1,283,906
5.80%, 1/23/2059 (a)	1,171,000	1,197,347
8.00%, 11/15/2039	760,000	944,346
8.20%, 1/15/2039	568,000	713,022
Brown-Forman Corp. 4.75%, 4/15/2033 (a)	235,000	229,195
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	236,000	211,749
1.38%, 3/15/2031 (a)	421,000	344,626
1.45%, 6/1/2027 (a)	158,000	147,525
1.65%, 6/1/2030	315,000	268,600
2.00%, 3/5/2031 (a)	625,000	532,750
2.13%, 9/6/2029 (a)	225,000	201,591
2.25%, 1/5/2032 (a)	150,000	127,529
2.50%, 6/1/2040	266,000	186,274
2.50%, 3/15/2051 (a)	200,000	117,180
2.60%, 6/1/2050 (a)	296,000	178,695
2.75%, 6/1/2060 (a)	100,000	58,468
2.88%, 5/5/2041	179,000	130,180
2.90%, 5/25/2027 (a)	50,000	48,355
3.00%, 3/5/2051	405,000	267,199
3.38%, 3/25/2027	250,000	244,820
3.45%, 3/25/2030	300,000	283,143
4.20%, 3/25/2050	5,000	4,136
4.65%, 8/14/2034	200,000	194,598
5.00%, 5/13/2034	400,000	399,428
5.20%, 1/14/2055	300,000	285,342
5.30%, 5/13/2054	200,000	193,358
5.40%, 5/13/2064	638,000	613,329
Coca-Cola Consolidated, Inc. 5.45%, 6/1/2034	75,000	75,527
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032 (a)	300,000	234,885
2.75%, 1/22/2030	300,000	268,890
5.25%, 11/26/2043	380,000	360,578
Constellation Brands, Inc.:
2.25%, 8/1/2031	1,022,000	849,558
3.50%, 5/9/2027	50,000	48,569
3.60%, 2/15/2028	50,000	48,019
3.70%, 12/6/2026 (a)	379,000	372,534
4.10%, 2/15/2048 (a)	200,000	155,756
4.35%, 5/9/2027	90,000	89,094
4.75%, 5/9/2032 (a)	250,000	240,367
4.80%, 1/15/2029	335,000	332,685
4.90%, 5/1/2033	441,000	425,962
Diageo Capital PLC:
2.00%, 4/29/2030	153,000	132,097
2.13%, 4/29/2032	37,000	30,201
2.38%, 10/24/2029	450,000	403,128
3.88%, 4/29/2043	127,000	101,549
5.38%, 10/5/2026	350,000	354,991
5.50%, 1/24/2033	450,000	458,284
5.63%, 10/5/2033 (a)	430,000	441,494
5.88%, 9/30/2036	150,000	157,931

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	$10,000	$7,139
Keurig Dr. Pepper, Inc.:
3.35%, 3/15/2051	50,000	33,505
4.05%, 4/15/2032	315,000	294,613
4.42%, 12/15/2046	497,000	406,859
4.50%, 11/15/2045	92,000	76,832
4.50%, 4/15/2052 (a)	281,000	231,415
4.60%, 5/25/2028 (a)	140,000	138,810
5.05%, 3/15/2029 (a)	560,000	561,467
5.10%, 3/15/2027	100,000	100,911
Series 10, 5.20%, 3/15/2031 (a)	1,220,000	1,231,078
5.30%, 3/15/2034 (a)	250,000	249,665
Molson Coors Beverage Co.:
3.00%, 7/15/2026	324,000	315,968
4.20%, 7/15/2046	403,000	322,122
5.00%, 5/1/2042 (a)	247,000	226,287
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029	250,000	248,282
4.65%, 2/16/2027	1,425,000	1,430,144
4.70%, 2/16/2034	100,000	96,793
PepsiCo, Inc.:
1.63%, 5/1/2030	200,000	170,444
1.95%, 10/21/2031	250,000	207,817
2.63%, 3/19/2027	25,000	24,086
2.75%, 3/19/2030	952,000	864,740
2.85%, 2/24/2026	150,000	147,413
2.88%, 10/15/2049 (a)	146,000	94,973
3.38%, 7/29/2049	892,000	639,136
3.45%, 10/6/2046	1,962,000	1,443,581
3.60%, 2/18/2028 (a)	250,000	243,095
3.60%, 8/13/2042	100,000	78,229
3.63%, 3/19/2050	97,000	72,223
3.88%, 3/19/2060	26,000	19,499
4.00%, 3/5/2042	28,000	23,261
4.20%, 7/18/2052	249,000	202,788
4.55%, 2/13/2026	80,000	80,169
5.13%, 11/10/2026	375,000	379,721
7.00%, 3/1/2029	200,000	217,586
		32,492,985
BIOTECHNOLOGY — 1.2%
Amgen, Inc.:
1.65%, 8/15/2028	190,000	169,807
2.20%, 2/21/2027	300,000	284,520
2.30%, 2/25/2031	200,000	170,360
2.45%, 2/21/2030	475,000	419,729
2.60%, 8/19/2026	484,000	468,449
2.77%, 9/1/2053	91,000	52,958
3.00%, 2/22/2029 (a)	182,000	169,211
3.15%, 2/21/2040	273,000	202,918
3.35%, 2/22/2032	231,000	205,858
4.05%, 8/18/2029 (a)	78,000	75,020
Security Description	Principal Amount	Value
4.20%, 3/1/2033 (a)	$200,000	$185,454
4.20%, 2/22/2052	209,000	161,676
4.40%, 5/1/2045	538,000	445,459
4.66%, 6/15/2051	614,000	515,257
4.88%, 3/1/2053	300,000	257,319
5.15%, 3/2/2028	1,175,000	1,183,577
5.15%, 11/15/2041	578,000	536,026
5.25%, 3/2/2030	640,000	645,837
5.25%, 3/2/2033	2,000,000	1,985,880
5.51%, 3/2/2026	185,000	184,943
5.60%, 3/2/2043	298,000	290,034
5.65%, 3/2/2053	2,148,000	2,070,693
5.75%, 3/2/2063	1,258,000	1,206,762
6.38%, 6/1/2037	240,000	255,298
6.40%, 2/1/2039	1,150,000	1,205,430
Biogen, Inc.:
2.25%, 5/1/2030 (a)	541,000	467,511
3.15%, 5/1/2050 (a)	1,054,000	664,220
5.20%, 9/15/2045	126,000	114,079
Bio-Rad Laboratories, Inc. 3.70%, 3/15/2032 (a)	314,000	281,363
Gilead Sciences, Inc.:
1.65%, 10/1/2030	200,000	167,200
2.60%, 10/1/2040	250,000	173,018
2.80%, 10/1/2050 (a)	100,000	61,496
3.65%, 3/1/2026	1,473,000	1,456,458
4.50%, 2/1/2045	399,000	341,875
4.75%, 3/1/2046	994,000	876,668
4.80%, 11/15/2029	160,000	159,718
4.80%, 4/1/2044	354,000	316,515
5.10%, 6/15/2035	85,000	83,624
5.50%, 11/15/2054	250,000	243,507
5.55%, 10/15/2053 (a)	866,000	852,438
5.60%, 11/15/2064	250,000	241,792
5.65%, 12/1/2041	884,000	881,923
Illumina, Inc.:
2.55%, 3/23/2031 (a)	242,000	205,477
4.65%, 9/9/2026	100,000	99,713
5.75%, 12/13/2027	348,000	357,100
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030 (a)	641,000	533,665
Royalty Pharma PLC:
2.15%, 9/2/2031 (a)	112,000	91,868
2.20%, 9/2/2030	515,000	437,189
3.30%, 9/2/2040	269,000	194,562
3.55%, 9/2/2050 (a)	400,000	266,120
5.15%, 9/2/2029	195,000	194,390
5.40%, 9/2/2034 (a)	81,000	78,863
5.90%, 9/2/2054	210,000	199,536
		23,390,363
CHEMICALS — 1.1%
Air Products & Chemicals, Inc.:
2.70%, 5/15/2040	100,000	71,318
2.80%, 5/15/2050 (a)	200,000	125,652

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 2/8/2029 (a)	$700,000	$697,004
4.75%, 2/8/2031	250,000	248,270
4.80%, 3/3/2033	180,000	176,731
4.85%, 2/8/2034 (a)	250,000	244,065
Albemarle Corp.:
4.65%, 6/1/2027	100,000	99,142
5.05%, 6/1/2032 (a)	145,000	137,994
5.45%, 12/1/2044	100,000	89,236
5.65%, 6/1/2052 (a)	310,000	265,512
Cabot Corp. 5.00%, 6/30/2032	447,000	436,133
Celanese U.S. Holdings LLC:
1.40%, 8/5/2026	600,000	561,528
6.17%, 7/15/2027 (c)	356,000	361,511
6.38%, 7/15/2032 (c)	472,000	479,977
6.60%, 11/15/2028	100,000	102,332
6.80%, 11/15/2030	125,000	129,327
6.95%, 11/15/2033 (a)	150,000	155,668
CF Industries, Inc.:
4.95%, 6/1/2043	445,000	391,934
5.38%, 3/15/2044	345,000	320,060
Dow Chemical Co.:
2.10%, 11/15/2030 (a)	106,000	89,978
3.60%, 11/15/2050	20,000	13,741
4.38%, 11/15/2042	852,000	700,140
4.63%, 10/1/2044	567,000	476,116
5.15%, 2/15/2034 (a)	250,000	244,510
5.25%, 11/15/2041	210,000	194,433
5.55%, 11/30/2048	315,000	294,594
5.60%, 2/15/2054	210,000	198,397
6.30%, 3/15/2033 (a)	67,000	71,015
6.90%, 5/15/2053 (a)	267,000	294,365
DuPont de Nemours, Inc.:
5.32%, 11/15/2038	186,000	186,640
5.42%, 11/15/2048 (a)	352,000	350,036
Eastman Chemical Co.:
4.65%, 10/15/2044	570,000	481,336
4.80%, 9/1/2042 (a)	508,000	442,397
5.00%, 8/1/2029	65,000	64,836
5.63%, 2/20/2034	200,000	199,982
Ecolab, Inc.:
1.30%, 1/30/2031 (a)	36,000	29,152
1.65%, 2/1/2027	273,000	257,270
2.13%, 8/15/2050 (a)	596,000	319,456
2.70%, 11/1/2026	50,000	48,416
2.70%, 12/15/2051 (a)	100,000	60,628
2.75%, 8/18/2055	150,000	88,065
3.95%, 12/1/2047	268,000	213,173
5.25%, 1/15/2028	222,000	226,265
5.50%, 12/8/2041	300,000	299,601
EIDP, Inc.:
4.50%, 5/15/2026	180,000	179,795
4.80%, 5/15/2033 (a)	325,000	315,594
FMC Corp.:
3.20%, 10/1/2026	100,000	97,101
Security Description	Principal Amount	Value
3.45%, 10/1/2029	$200,000	$183,290
4.50%, 10/1/2049 (a)	100,000	76,513
5.15%, 5/18/2026	125,000	125,144
5.65%, 5/18/2033 (a)	100,000	98,895
6.38%, 5/18/2053	150,000	147,931
Huntsman International LLC:
2.95%, 6/15/2031	600,000	499,644
4.50%, 5/1/2029	150,000	143,067
5.70%, 10/15/2034 (a)	105,000	100,059
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	120,000	93,803
5.00%, 9/26/2048	276,000	236,573
Linde, Inc.:
1.10%, 8/10/2030 (a)	150,000	123,949
2.00%, 8/10/2050	196,000	102,183
Lubrizol Corp. 6.50%, 10/1/2034 (a)	132,000	145,229
LYB International Finance BV 5.25%, 7/15/2043	724,000	656,523
LYB International Finance II BV 3.50%, 3/2/2027 (a)	75,000	72,851
LYB International Finance III LLC:
3.38%, 10/1/2040	352,000	257,263
3.63%, 4/1/2051 (a)	176,000	118,112
4.20%, 10/15/2049 (a)	343,000	258,471
5.50%, 3/1/2034 (a)	250,000	245,482
5.63%, 5/15/2033	50,000	50,491
LyondellBasell Industries NV 4.63%, 2/26/2055 (a)	204,000	160,552
Mosaic Co.:
4.88%, 11/15/2041	398,000	348,143
5.38%, 11/15/2028	500,000	505,720
5.45%, 11/15/2033 (a)	87,000	86,059
Nutrien Ltd.:
2.95%, 5/13/2030	519,000	466,934
3.95%, 5/13/2050	15,000	11,192
4.00%, 12/15/2026	80,000	78,910
4.20%, 4/1/2029	100,000	97,007
4.90%, 3/27/2028 (a)	95,000	94,984
5.00%, 4/1/2049	355,000	313,962
5.20%, 6/21/2027	300,000	303,195
5.40%, 6/21/2034 (a)	250,000	248,545
5.63%, 12/1/2040	45,000	43,674
5.80%, 3/27/2053 (a)	550,000	540,947
PPG Industries, Inc.:
1.20%, 3/15/2026	50,000	47,884
3.75%, 3/15/2028	100,000	96,675
Rohm & Haas Co. 7.85%, 7/15/2029	100,000	110,099
RPM International, Inc.:
3.75%, 3/15/2027	102,000	99,723
4.55%, 3/1/2029	104,000	102,093
Sherwin-Williams Co.:
2.30%, 5/15/2030	150,000	130,921

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.90%, 3/15/2052 (a)	$50,000	$30,439
2.95%, 8/15/2029	425,000	390,056
3.30%, 5/15/2050	332,000	220,295
3.45%, 6/1/2027	242,000	235,335
4.00%, 12/15/2042	7,000	5,534
4.50%, 6/1/2047	95,000	79,811
4.55%, 3/1/2028	250,000	248,210
4.80%, 9/1/2031	105,000	103,554
Westlake Corp.:
3.13%, 8/15/2051 (a)	190,000	118,009
3.38%, 8/15/2061	205,000	122,863
5.00%, 8/15/2046 (a)	91,000	79,094
		20,786,318
COMMERCIAL SERVICES — 1.0%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	618,000	513,447
1.70%, 5/15/2028 (a)	100,000	91,300
Block Financial LLC 2.50%, 7/15/2028	359,000	326,525
California Endowment Series 2021, 2.50%, 4/1/2051 (a)	190,000	112,621
California Institute of Technology:
3.65%, 9/1/2119	150,000	95,409
4.70%, 11/1/2111	203,000	166,695
Cintas Corp. No. 2:
3.70%, 4/1/2027	375,000	367,485
4.00%, 5/1/2032	10,000	9,358
Claremont Mckenna College 3.78%, 1/1/2122	350,000	226,968
Cornell University 4.84%, 6/15/2034	100,000	98,147
Duke University:
Series 2020, 2.68%, 10/1/2044	277,000	195,318
Series 2020, 2.76%, 10/1/2050	100,000	64,057
Emory University Series 2020, 2.14%, 9/1/2030	250,000	217,490
Equifax, Inc.:
2.35%, 9/15/2031 (a)	300,000	250,890
4.80%, 9/15/2029	312,000	308,290
5.10%, 6/1/2028	400,000	401,564
Ford Foundation Series 2020, 2.82%, 6/1/2070 (a)	130,000	73,177
George Washington University Series 2015, 4.87%, 9/15/2045	55,000	50,736
Georgetown University Series A, 5.22%, 10/1/2118	133,000	117,068
Global Payments, Inc.:
1.20%, 3/1/2026	275,000	263,563
Security Description	Principal Amount	Value
2.90%, 11/15/2031 (a)	$156,000	$133,408
3.20%, 8/15/2029	386,000	353,862
4.15%, 8/15/2049	168,000	125,525
4.95%, 8/15/2027	100,000	100,162
5.30%, 8/15/2029	325,000	325,452
5.40%, 8/15/2032 (a)	860,000	859,235
5.95%, 8/15/2052 (a)	275,000	266,095
GXO Logistics, Inc.:
1.65%, 7/15/2026	259,000	246,224
2.65%, 7/15/2031	307,000	257,739
6.50%, 5/6/2034	209,000	214,284
Johns Hopkins University:
Series A, 2.81%, 1/1/2060	60,000	36,053
Series A, 4.71%, 7/1/2032	215,000	211,194
Leland Stanford Junior University:
1.29%, 6/1/2027	172,000	158,569
2.41%, 6/1/2050	150,000	89,108
Massachusetts Institute of Technology:
3.89%, 7/1/2116 (a)	175,000	122,925
3.96%, 7/1/2038	100,000	88,638
4.68%, 7/1/2114 (a)	205,000	173,448
5.60%, 7/1/2111	200,000	201,230
Moody's Corp.:
2.00%, 8/19/2031 (a)	805,000	668,858
4.25%, 2/1/2029	605,000	592,416
5.00%, 8/5/2034 (a)	285,000	278,898
PayPal Holdings, Inc.:
2.30%, 6/1/2030	650,000	569,712
2.65%, 10/1/2026	281,000	272,095
2.85%, 10/1/2029	685,000	625,946
4.40%, 6/1/2032 (a)	579,000	555,666
5.15%, 6/1/2034 (a)	158,000	157,065
5.25%, 6/1/2062	717,000	653,825
5.50%, 6/1/2054 (a)	250,000	243,962
President & Fellows of Harvard College:
2.52%, 10/15/2050	75,000	45,483
3.15%, 7/15/2046	141,000	101,668
3.30%, 7/15/2056	92,000	63,292
3.75%, 11/15/2052	250,000	192,602
4.61%, 2/15/2035 (a)	225,000	218,574
Quanta Services, Inc.:
2.90%, 10/1/2030 (a)	203,000	181,232
4.75%, 8/9/2027	185,000	184,689
5.25%, 8/9/2034	175,000	171,194
RELX Capital, Inc. 3.00%, 5/22/2030	100,000	90,783
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	55,000	33,394
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	250,000	206,652
2.30%, 8/15/2060 (a)	50,000	25,037
2.45%, 3/1/2027	148,000	141,487

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 12/1/2029 (a)	$217,000	$194,994
2.70%, 3/1/2029	100,000	92,063
2.90%, 3/1/2032	400,000	348,776
2.95%, 1/22/2027	100,000	96,757
3.25%, 12/1/2049	300,000	207,399
3.70%, 3/1/2052 (a)	521,000	389,067
3.90%, 3/1/2062	140,000	103,859
4.25%, 5/1/2029 (a)	528,000	516,426
Thomas Jefferson University 3.85%, 11/1/2057	148,000	109,810
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	300,000	254,604
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119 (a)	216,000	139,640
4.67%, 9/1/2112	50,000	41,757
University of Chicago:
Series C, 2.55%, 4/1/2050	75,000	47,734
Series 20B, 2.76%, 4/1/2045	250,000	190,062
University of Miami Series 2022, 4.06%, 4/1/2052	96,000	77,103
University of Southern California:
2.81%, 10/1/2050	48,000	30,732
Series 21A, 2.95%, 10/1/2051	61,000	39,878
3.03%, 10/1/2039	150,000	118,841
Series A, 3.23%, 10/1/2120	125,000	71,941
5.25%, 10/1/2111 (a)	150,000	139,602
Verisk Analytics, Inc.:
3.63%, 5/15/2050 (a)	30,000	21,000
5.25%, 6/5/2034	180,000	178,022
5.50%, 6/15/2045	300,000	282,099
5.75%, 4/1/2033	95,000	97,583
Washington University:
Series 2022, 3.52%, 4/15/2054	100,000	72,547
4.35%, 4/15/2122 (a)	215,000	165,378
Yale University Series 2020, 1.48%, 4/15/2030	18,000	15,313
		18,230,776
COMPUTERS — 1.6%
Amdocs Ltd. 2.54%, 6/15/2030	300,000	260,823
Apple, Inc.:
0.70%, 2/8/2026	500,000	480,435
1.20%, 2/8/2028 (a)	150,000	135,540
1.25%, 8/20/2030 (a)	250,000	208,800
1.65%, 5/11/2030	556,000	477,771
1.65%, 2/8/2031 (a)	200,000	168,224
2.05%, 9/11/2026	850,000	818,014
Security Description	Principal Amount	Value
2.20%, 9/11/2029	$704,000	$633,551
2.38%, 2/8/2041	25,000	17,206
2.40%, 8/20/2050	514,000	302,833
2.45%, 8/4/2026	1,358,000	1,317,803
2.55%, 8/20/2060 (a)	100,000	58,408
2.65%, 5/11/2050	800,000	496,856
2.65%, 2/8/2051	715,000	440,812
2.70%, 8/5/2051	431,000	267,862
2.80%, 2/8/2061	490,000	290,526
2.90%, 9/12/2027	550,000	528,918
2.95%, 9/11/2049	360,000	240,142
3.00%, 11/13/2027	200,000	193,108
3.20%, 5/11/2027	1,303,000	1,266,751
3.25%, 2/23/2026	811,000	800,830
3.25%, 8/8/2029	100,000	94,442
3.35%, 2/9/2027	579,000	567,188
3.45%, 2/9/2045	197,000	150,802
3.75%, 9/12/2047	50,000	39,288
3.75%, 11/13/2047	418,000	328,548
3.85%, 5/4/2043	651,000	538,618
3.85%, 8/4/2046	1,039,000	836,250
3.95%, 8/8/2052	919,000	730,908
4.10%, 8/8/2062	575,000	456,447
4.25%, 2/9/2047	200,000	170,874
4.38%, 5/13/2045	1,065,000	938,797
4.65%, 2/23/2046	1,216,000	1,110,038
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	400,000	401,000
5.75%, 2/1/2033 (a)	150,000	154,106
6.02%, 6/15/2026	427,000	433,234
6.20%, 7/15/2030	708,000	742,288
8.10%, 7/15/2036	204,000	241,881
8.35%, 7/15/2046	132,000	167,607
Dell, Inc. 6.50%, 4/15/2038	75,000	78,557
DXC Technology Co. 2.38%, 9/15/2028 (a)	612,000	551,290
Fortinet, Inc.:
1.00%, 3/15/2026	95,000	90,852
2.20%, 3/15/2031	315,000	267,778
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	141,000	135,039
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035 (a)	269,000	280,736
6.35%, 10/15/2045 (a)	700,000	725,291
HP, Inc.:
2.65%, 6/17/2031	459,000	392,876
3.40%, 6/17/2030	1,000	917
4.00%, 4/15/2029 (a)	300,000	287,529
5.50%, 1/15/2033 (a)	370,000	372,990
6.00%, 9/15/2041 (a)	951,000	961,166

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
International Business Machines Corp.:
1.70%, 5/15/2027	$858,000	$801,140
1.95%, 5/15/2030	627,000	538,267
2.20%, 2/9/2027	364,000	346,011
2.95%, 5/15/2050	1,018,000	640,923
3.30%, 5/15/2026	151,000	148,329
3.30%, 1/27/2027	350,000	340,820
3.43%, 2/9/2052	389,000	264,715
3.45%, 2/19/2026	500,000	493,380
3.50%, 5/15/2029	197,000	186,726
4.00%, 6/20/2042	600,000	489,198
4.15%, 7/27/2027	200,000	197,604
4.15%, 5/15/2039	187,000	160,723
4.25%, 5/15/2049	567,000	455,783
4.70%, 2/19/2046	421,000	365,975
4.75%, 2/6/2033 (a)	278,000	272,448
5.10%, 2/6/2053	312,000	286,038
5.88%, 11/29/2032 (a)	298,000	313,606
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026	25,000	23,773
2.70%, 10/15/2028	168,000	153,769
3.15%, 10/15/2031 (a)	230,000	199,488
4.10%, 10/15/2041	265,000	210,015
Leidos, Inc.:
2.30%, 2/15/2031	50,000	41,971
4.38%, 5/15/2030	64,000	61,203
5.75%, 3/15/2033	244,000	247,604
NetApp, Inc. 2.70%, 6/22/2030	212,000	187,007
Western Digital Corp.:
2.85%, 2/1/2029	200,000	177,972
3.10%, 2/1/2032	645,000	537,304
		29,794,342
CONSTRUCTION MATERIALS — 0.6%
Carrier Global Corp.:
2.49%, 2/15/2027	255,000	243,851
2.70%, 2/15/2031	313,000	271,909
2.72%, 2/15/2030	400,000	357,836
3.38%, 4/5/2040	644,000	496,215
3.58%, 4/5/2050 (a)	70,000	50,289
5.90%, 3/15/2034	765,000	791,729
6.20%, 3/15/2054	200,000	211,616
CRH America Finance, Inc. 5.40%, 5/21/2034	560,000	561,243
CRH SMW Finance DAC 5.20%, 5/21/2029	350,000	352,460
Fortune Brands Innovations, Inc.:
4.00%, 3/25/2032	250,000	230,483
4.50%, 3/25/2052	594,000	466,676
5.88%, 6/1/2033	265,000	271,545
Johnson Controls International PLC:
3.90%, 2/14/2026	100,000	99,065
Security Description	Principal Amount	Value
4.50%, 2/15/2047	$235,000	$194,886
4.95%, 7/2/2064 (c)	150,000	126,855
6.00%, 1/15/2036	65,000	67,649
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030	50,000	41,878
2.00%, 9/16/2031	100,000	82,548
4.90%, 12/1/2032	125,000	121,858
5.50%, 4/19/2029	500,000	509,050
Lafarge SA 7.13%, 7/15/2036	148,000	163,709
Lennox International, Inc. 5.50%, 9/15/2028	100,000	101,620
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	300,000	255,198
Series CB, 2.50%, 3/15/2030 (a)	50,000	44,267
3.50%, 12/15/2027	25,000	24,145
4.25%, 12/15/2047	381,000	306,400
5.15%, 12/1/2034 (a)	180,000	176,962
5.50%, 12/1/2054	180,000	170,006
Masco Corp.:
1.50%, 2/15/2028	40,000	36,045
2.00%, 10/1/2030	100,000	84,103
4.50%, 5/15/2047 (a)	320,000	262,125
Mohawk Industries, Inc.:
3.63%, 5/15/2030	135,000	124,679
5.85%, 9/18/2028	83,000	85,339
Owens Corning:
3.40%, 8/15/2026	175,000	171,208
3.95%, 8/15/2029	200,000	190,742
4.30%, 7/15/2047 (a)	270,000	214,861
4.40%, 1/30/2048	580,000	465,879
5.50%, 6/15/2027	70,000	71,222
5.70%, 6/15/2034	110,000	111,770
5.95%, 6/15/2054 (a)	115,000	113,941
Trane Technologies Financing Ltd.:
5.10%, 6/13/2034	446,000	440,902
5.25%, 3/3/2033	334,000	334,985
Trane Technologies Global Holding Co. Ltd. 5.75%, 6/15/2043	636,000	640,954
Vulcan Materials Co.:
3.50%, 6/1/2030 (a)	201,000	186,395
4.50%, 6/15/2047 (a)	226,000	188,208
4.95%, 12/1/2029	250,000	249,183
5.35%, 12/1/2034 (a)	250,000	249,490
5.70%, 12/1/2054	400,000	389,520
		11,403,499
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
4.90%, 3/22/2033	680,000	668,494
5.05%, 3/22/2028	460,000	465,456

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.05%, 3/22/2053	$317,000	$293,954
5.10%, 3/22/2043	76,000	72,722
5.35%, 3/22/2026	150,000	151,429
Unilever Capital Corp.:
4.88%, 9/8/2028	150,000	151,181
5.00%, 12/8/2033 (a)	100,000	99,871
		1,903,107
DISTRIBUTION & WHOLESALE — 0.0% (d)
LKQ Corp. 5.75%, 6/15/2028 (a)	325,000	330,473
WW Grainger, Inc.:
3.75%, 5/15/2046	350,000	272,150
4.45%, 9/15/2034	145,000	138,076
		740,699
DIVERSIFIED FINANCIAL SERVICES — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	245,000	237,038
2.45%, 10/29/2026	283,000	270,998
3.00%, 10/29/2028	600,000	555,462
3.30%, 1/30/2032	1,050,000	915,463
3.40%, 10/29/2033	1,255,000	1,069,047
3.65%, 7/21/2027	220,000	213,547
3.85%, 10/29/2041 (a)	560,000	439,499
3.88%, 1/23/2028	158,000	152,947
4.63%, 10/15/2027	375,000	372,544
4.63%, 9/10/2029	400,000	391,056
4.95%, 9/10/2034 (a)	215,000	204,936
5.10%, 1/19/2029	268,000	267,686
5.30%, 1/19/2034 (a)	150,000	147,606
5.75%, 6/6/2028 (a)	150,000	152,903
6.10%, 1/15/2027	230,000	235,150
6.15%, 9/30/2030 (a)	200,000	208,722
5 yr. CMT + 2.72%, 6.95%, 3/10/2055 (b)	270,000	277,776
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	98,000	89,559
5.50%, 8/20/2034	260,000	257,668
Air Lease Corp.:
Series MTN, 2.88%, 1/15/2026	450,000	440,217
Series MTN, 2.88%, 1/15/2032 (a)	475,000	404,766
Series MTN, 3.00%, 2/1/2030 (a)	275,000	247,885
3.13%, 12/1/2030 (a)	274,000	242,950
3.25%, 10/1/2029	117,000	107,897
4.63%, 10/1/2028 (a)	100,000	98,410
5.10%, 3/1/2029 (a)	400,000	400,664
Series MTN, 5.20%, 7/15/2031	250,000	247,105
Series MTN, 5.30%, 6/25/2026	200,000	201,324
Security Description	Principal Amount	Value
5.85%, 12/15/2027 (a)	$200,000	$205,048
Aircastle Ltd. 4.25%, 6/15/2026	16,000	15,840
Ally Financial, Inc.:
4.75%, 6/9/2027	264,000	262,086
SOFR + 1.73%, 5.54%, 1/17/2031 (b)	110,000	108,406
SOFR + 2.29%, 6.18%, 7/26/2035 (a) (b)	200,000	197,708
SOFR + 2.82%, 6.85%, 1/3/2030 (b)	701,000	727,084
SOFR + 3.26%, 6.99%, 6/13/2029 (a) (b)	525,000	546,961
7.10%, 11/15/2027	175,000	184,674
8.00%, 11/1/2031 (a)	545,000	603,048
American Express Co.:
1.65%, 11/4/2026	699,000	662,638
2.55%, 3/4/2027	1,068,000	1,022,258
3.13%, 5/20/2026	104,000	101,915
4.90%, 2/13/2026 (a)	120,000	120,398
SOFR + 2.26%, 4.99%, 5/26/2033 (b)	405,000	395,730
SOFR + 0.93%, 5.04%, 7/26/2028 (b)	320,000	321,165
SOFR + 1.00%, 5.10%, 2/16/2028 (b)	80,000	80,438
SOFR + 1.42%, 5.28%, 7/26/2035 (b)	390,000	385,605
SOFR + 0.97%, 5.39%, 7/28/2027 (b)	797,000	805,655
SOFR + 1.09%, 5.53%, 4/25/2030 (b)	250,000	254,510
SOFR + 1.93%, 5.63%, 7/28/2034 (a) (b)	310,000	313,494
SOFR + 0.75%, 5.65%, 4/23/2027 (b)	275,000	277,915
5.85%, 11/5/2027	300,000	309,192
SOFR + 1.63%, 5.92%, 4/25/2035 (b)	675,000	689,472
SOFR + 1.94%, 6.49%, 10/30/2031 (b)	1,236,000	1,319,961
Ameriprise Financial, Inc.:
4.50%, 5/13/2032	250,000	240,308
5.15%, 5/15/2033 (a)	145,000	144,656
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	50,000	45,632
Apollo Global Management, Inc.:
5.80%, 5/21/2054	195,000	195,829
5 yr. CMT + 2.17%, 6.00%, 12/15/2054 (a) (b)	210,000	207,419
6.38%, 11/15/2033 (a)	150,000	161,990
Ares Management Corp. 5.60%, 10/11/2054	200,000	190,526
BGC Group, Inc.:
6.60%, 6/10/2029	305,000	312,567

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
8.00%, 5/25/2028	$145,000	$154,203
BlackRock Funding, Inc.:
4.60%, 7/26/2027	115,000	115,237
4.70%, 3/14/2029 (a)	115,000	115,122
4.90%, 1/8/2035	90,000	88,003
5.00%, 3/14/2034	145,000	143,283
5.25%, 3/14/2054	509,000	480,715
5.35%, 1/8/2055	75,000	71,765
Blackrock, Inc.:
1.90%, 1/28/2031	316,000	266,246
2.10%, 2/25/2032	742,000	610,800
3.25%, 4/30/2029 (a)	651,000	615,032
4.75%, 5/25/2033	185,000	180,893
Blackstone Reg Finance Co. LLC 5.00%, 12/6/2034	200,000	193,688
Blue Owl Finance LLC 6.25%, 4/18/2034	155,000	159,228
Brookfield Capital Finance LLC 6.09%, 6/14/2033	384,000	397,455
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032 (a)	325,000	268,463
Brookfield Finance, Inc.:
2.72%, 4/15/2031 (a)	500,000	434,760
3.63%, 2/15/2052	90,000	62,744
3.90%, 1/25/2028	200,000	194,570
4.35%, 4/15/2030	258,000	248,557
4.85%, 3/29/2029	286,000	283,918
5.68%, 1/15/2035	250,000	251,333
5.97%, 3/4/2054 (a)	475,000	480,458
6.35%, 1/5/2034 (a)	235,000	247,394
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (b)	26,000	24,572
SOFR + 1.34%, 2.36%, 7/29/2032 (b)	1,328,000	1,069,053
SOFR + 1.79%, 3.27%, 3/1/2030 (b)	853,000	787,754
3.75%, 7/28/2026	700,000	687,358
3.75%, 3/9/2027	360,000	351,659
SOFR + 2.06%, 4.93%, 5/10/2028 (b)	468,000	466,362
SOFR + 2.37%, 5.27%, 5/10/2033 (b)	200,000	194,990
SOFR + 1.56%, 5.46%, 7/26/2030 (b)	300,000	300,996
SOFR + 2.08%, 5.47%, 2/1/2029 (b)	100,000	100,719
SOFR + 1.91%, 5.70%, 2/1/2030 (b)	243,000	246,370
SOFR + 2.60%, 5.82%, 2/1/2034 (b)	100,000	100,232
SOFR + 1.99%, 5.88%, 7/26/2035 (a) (b)	200,000	200,830
SOFR + 2.26%, 6.05%, 2/1/2035 (a) (b)	420,000	426,829
Security Description	Principal Amount	Value
SOFR + 2.64%, 6.31%, 6/8/2029 (a) (b)	$165,000	$170,432
SOFR + 2.86%, 6.38%, 6/8/2034 (b)	815,000	846,051
SOFR + 2.44%, 7.15%, 10/29/2027 (b)	240,000	249,060
SOFR + 3.07%, 7.62%, 10/30/2031 (b)	630,000	695,054
Cboe Global Markets, Inc. 3.00%, 3/16/2032	105,000	91,226
Charles Schwab Corp.:
0.90%, 3/11/2026	165,000	157,907
1.15%, 5/13/2026	151,000	144,214
2.30%, 5/13/2031 (a)	177,000	150,415
2.45%, 3/3/2027 (a)	302,000	288,286
2.90%, 3/3/2032	200,000	172,434
3.20%, 3/2/2027	664,000	643,310
3.20%, 1/25/2028 (a)	26,000	24,884
3.30%, 4/1/2027	300,000	291,321
3.45%, 2/13/2026	140,000	137,980
SOFR + 2.21%, 5.64%, 5/19/2029 (b)	265,000	270,353
SOFR + 2.50%, 5.85%, 5/19/2034 (b)	687,000	706,937
5.88%, 8/24/2026	135,000	137,429
SOFR + 2.01%, 6.14%, 8/24/2034 (a) (b)	925,000	969,724
SOFR + 1.88%, 6.20%, 11/17/2029 (b)	754,000	785,412
CI Financial Corp. 3.20%, 12/17/2030	275,000	233,618
CME Group, Inc.:
2.65%, 3/15/2032	251,000	216,216
4.15%, 6/15/2048	200,000	165,072
5.30%, 9/15/2043	177,000	177,136
Credit Suisse USA LLC 7.13%, 7/15/2032	1,069,000	1,182,998
Discover Financial Services:
6.70%, 11/29/2032	400,000	426,732
SOFR + 3.37%, 7.96%, 11/2/2034 (b)	550,000	628,298
Eaton Vance Corp. 3.50%, 4/6/2027	400,000	389,688
Enact Holdings, Inc. 6.25%, 5/28/2029	350,000	356,188
Franklin Resources, Inc.:
1.60%, 10/30/2030 (a)	567,000	471,636
2.95%, 8/12/2051	100,000	61,889
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032 (a)	130,000	103,093
2.10%, 6/15/2030	460,000	397,527
2.65%, 9/15/2040	300,000	209,460
3.00%, 6/15/2050 (a)	265,000	168,649
3.00%, 9/15/2060	268,000	156,509
3.75%, 9/21/2028	300,000	288,837

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 9/15/2027	$100,000	$98,525
4.25%, 9/21/2048	769,000	621,060
4.60%, 3/15/2033	200,000	191,922
4.95%, 6/15/2052 (a)	405,000	362,102
5.20%, 6/15/2062	619,000	563,358
5.25%, 6/15/2031	1,044,000	1,054,252
Invesco Finance PLC:
3.75%, 1/15/2026	100,000	98,934
5.38%, 11/30/2043	700,000	657,468
Janus Henderson U.S. Holdings, Inc. 5.45%, 9/10/2034 (e)	250,000	239,055
Jefferies Financial Group, Inc.:
2.75%, 10/15/2032	200,000	163,984
4.15%, 1/23/2030 (a)	230,000	219,457
4.85%, 1/15/2027 (a)	160,000	160,232
6.20%, 4/14/2034	470,000	484,232
6.25%, 1/15/2036	444,000	456,228
Lazard Group LLC:
4.38%, 3/11/2029 (a)	103,000	100,267
4.50%, 9/19/2028	200,000	195,760
6.00%, 3/15/2031	400,000	410,732
Legg Mason, Inc. 5.63%, 1/15/2044 (a)	219,000	213,967
LPL Holdings, Inc.:
5.70%, 5/20/2027	252,000	255,072
6.00%, 5/20/2034	200,000	203,706
6.75%, 11/17/2028	150,000	157,607
Marex Group PLC 6.40%, 11/4/2029	165,000	166,602
Mastercard, Inc.:
2.95%, 11/21/2026	101,000	98,296
2.95%, 6/1/2029	184,000	171,604
2.95%, 3/15/2051	4,000	2,576
3.30%, 3/26/2027	275,000	268,175
3.35%, 3/26/2030	1,070,000	999,819
3.65%, 6/1/2049	743,000	561,738
3.85%, 3/26/2050 (a)	613,000	475,247
3.95%, 2/26/2048	72,000	57,699
4.10%, 1/15/2028	110,000	108,825
4.35%, 1/15/2032	215,000	207,836
4.55%, 1/15/2035	90,000	86,274
4.85%, 3/9/2033	270,000	267,953
Nasdaq, Inc.:
3.85%, 6/30/2026	350,000	345,824
3.95%, 3/7/2052	200,000	148,626
5.35%, 6/28/2028	115,000	116,612
5.55%, 2/15/2034	139,000	140,351
5.95%, 8/15/2053	397,000	400,192
6.10%, 6/28/2063	236,000	239,217
Nomura Holdings, Inc.:
1.65%, 7/14/2026	425,000	404,256
2.33%, 1/22/2027	735,000	696,398
2.61%, 7/14/2031	356,000	299,887
2.68%, 7/16/2030 (a)	250,000	217,760
Security Description	Principal Amount	Value
2.71%, 1/22/2029 (a)	$70,000	$63,594
3.00%, 1/22/2032	1,026,000	873,721
6.07%, 7/12/2028	120,000	123,336
ORIX Corp.:
4.65%, 9/10/2029	750,000	737,782
5.20%, 9/13/2032	50,000	49,542
Radian Group, Inc. 6.20%, 5/15/2029 (a)	297,000	304,915
Raymond James Financial, Inc. 4.95%, 7/15/2046	370,000	331,982
Synchrony Financial:
2.88%, 10/28/2031 (a)	310,000	257,089
3.70%, 8/4/2026	349,000	341,448
5.15%, 3/19/2029 (a)	6,000	5,914
SOFR + 2.13%, 5.94%, 8/2/2030 (a) (b)	550,000	554,906
Visa, Inc.:
1.10%, 2/15/2031 (a)	500,000	404,665
1.90%, 4/15/2027	483,000	456,652
2.00%, 8/15/2050 (a)	100,000	54,093
2.05%, 4/15/2030	525,000	459,060
2.70%, 4/15/2040 (a)	200,000	145,900
3.65%, 9/15/2047	375,000	286,815
4.15%, 12/14/2035	45,000	41,613
4.30%, 12/14/2045	985,000	842,894
Voya Financial, Inc.:
3.65%, 6/15/2026	528,000	519,367
3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (b)	100,000	93,948
5.00%, 9/20/2034	55,000	52,091
5.70%, 7/15/2043	100,000	95,502
Western Union Co.:
1.35%, 3/15/2026	777,000	743,216
2.75%, 3/15/2031	10,000	8,469
		65,086,720
ELECTRIC — 8.2%
AEP Texas, Inc.:
3.80%, 10/1/2047	189,000	135,770
Series G, 4.15%, 5/1/2049	234,000	176,771
4.70%, 5/15/2032	300,000	287,055
5.40%, 6/1/2033	420,000	415,972
5.45%, 5/15/2029	200,000	202,716
5.70%, 5/15/2034	200,000	201,294
AEP Transmission Co. LLC:
Series N, 2.75%, 8/15/2051	197,000	118,330
3.15%, 9/15/2049	26,000	17,122
Series M, 3.65%, 4/1/2050	140,000	101,361
3.75%, 12/1/2047	335,000	248,583
4.25%, 9/15/2048	300,000	239,190
Series O, 4.50%, 6/15/2052	200,000	165,516
5.15%, 4/1/2034	250,000	246,150
5.40%, 3/15/2053	35,000	33,368
AES Corp.:
1.38%, 1/15/2026	200,000	192,530

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.45%, 1/15/2031 (a)	$350,000	$291,809
5.45%, 6/1/2028 (a)	50,000	50,266
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030 (a)	100,000	82,789
3.00%, 3/15/2052	100,000	64,220
3.13%, 7/15/2051	255,000	167,713
3.45%, 10/1/2049	249,000	176,153
Series B, 3.70%, 12/1/2047	242,000	180,334
3.75%, 9/1/2027	100,000	97,811
3.75%, 3/1/2045 (a)	293,000	224,485
3.85%, 12/1/2042	5,000	3,967
3.94%, 9/1/2032 (a)	45,000	41,795
4.15%, 8/15/2044	80,000	65,694
4.30%, 1/2/2046	93,000	76,966
Series A, 4.30%, 7/15/2048	315,000	258,568
5.85%, 11/15/2033	163,000	168,997
6.00%, 3/1/2039	100,000	104,294
6.13%, 5/15/2038	100,000	105,846
Algonquin Power & Utilities Corp. 5.37%, 6/15/2026 (c)	450,000	452,385
Ameren Corp.:
1.75%, 3/15/2028 (a)	150,000	135,717
3.65%, 2/15/2026	50,000	49,364
5.00%, 1/15/2029 (a)	500,000	500,135
5.70%, 12/1/2026	271,000	275,423
Ameren Illinois Co.:
1.55%, 11/15/2030 (a)	74,000	61,225
3.85%, 9/1/2032	5,000	4,589
4.95%, 6/1/2033	201,000	197,410
5.55%, 7/1/2054	200,000	197,150
5.90%, 12/1/2052	150,000	153,543
American Electric Power Co., Inc.:
3.25%, 3/1/2050	115,000	73,967
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (b)	783,000	737,727
5.20%, 1/15/2029	1,000,000	1,007,480
5.63%, 3/1/2033 (a)	283,000	285,805
5.95%, 11/1/2032	232,000	239,357
5 yr. CMT + 2.68%, 6.95%, 12/15/2054 (a) (b)	225,000	232,866
Appalachian Power Co.:
Series Z, 3.70%, 5/1/2050	382,000	265,845
4.40%, 5/15/2044	270,000	219,348
Series BB, 4.50%, 8/1/2032	104,000	97,900
Series Y, 4.50%, 3/1/2049	506,000	405,372
5.65%, 4/1/2034	200,000	200,640
7.00%, 4/1/2038	130,000	142,973
Arizona Public Service Co.:
3.50%, 12/1/2049	230,000	157,835
3.75%, 5/15/2046	74,000	54,638
4.20%, 8/15/2048 (a)	100,000	77,316
4.25%, 3/1/2049	335,000	260,831
4.35%, 11/15/2045	200,000	162,128
Security Description	Principal Amount	Value
4.50%, 4/1/2042	$85,000	$71,839
5.70%, 8/15/2034	65,000	65,753
6.35%, 12/15/2032	100,000	105,679
Avangrid, Inc. 3.80%, 6/1/2029	50,000	47,365
Avista Corp. 4.00%, 4/1/2052	100,000	74,590
Baltimore Gas & Electric Co.:
2.40%, 8/15/2026 (a)	200,000	193,188
2.90%, 6/15/2050	10,000	6,259
3.20%, 9/15/2049	623,000	411,024
3.75%, 8/15/2047	109,000	81,093
4.25%, 9/15/2048	651,000	519,921
4.55%, 6/1/2052	209,000	174,009
5.30%, 6/1/2034	100,000	99,899
5.40%, 6/1/2053	408,000	388,718
5.65%, 6/1/2054	200,000	197,450
Berkshire Hathaway Energy Co.:
3.25%, 4/15/2028	109,000	103,789
3.80%, 7/15/2048	303,000	224,962
4.25%, 10/15/2050	445,000	351,488
4.45%, 1/15/2049	126,000	103,902
4.50%, 2/1/2045	40,000	34,624
4.60%, 5/1/2053	608,000	504,816
5.95%, 5/15/2037	100,000	103,433
6.13%, 4/1/2036	1,000,000	1,051,570
Black Hills Corp.:
2.50%, 6/15/2030	132,000	115,136
3.05%, 10/15/2029	150,000	137,088
3.95%, 1/15/2026	50,000	49,482
5.95%, 3/15/2028	100,000	102,989
6.00%, 1/15/2035	255,000	263,058
6.15%, 5/15/2034	260,000	270,527
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	450,000	383,445
Series AD, 2.90%, 7/1/2050	5,000	3,133
Series AA, 3.00%, 2/1/2027	100,000	96,760
Series AG, 3.00%, 3/1/2032	100,000	87,005
Series AF, 3.35%, 4/1/2051	126,000	86,328
Series AC, 4.25%, 2/1/2049	184,000	148,328
Series AI, 4.45%, 10/1/2032	101,000	96,055
Series AJ, 4.85%, 10/1/2052	234,000	206,416
4.95%, 4/1/2033	105,000	102,559
5.05%, 3/1/2035	125,000	122,197
CenterPoint Energy, Inc.:
3.70%, 9/1/2049	300,000	213,216
5.25%, 8/10/2026 (a)	4,000	4,030
5.40%, 6/1/2029 (a)	500,000	505,655
5 yr. CMT + 2.59%, 6.70%, 5/15/2055 (b)	300,000	299,028
Series A, 5 yr. CMT + 3.25%, 7.00%, 2/15/2055 (b)	100,000	102,825

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	$102,000	$99,915
CMS Energy Corp.:
3.45%, 8/15/2027	5,000	4,838
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (b)	429,000	373,033
Commonwealth Edison Co.:
2.20%, 3/1/2030	250,000	219,217
Series 131, 2.75%, 9/1/2051	51,000	30,338
Series 130, 3.13%, 3/15/2051	108,000	69,969
Series 127, 3.20%, 11/15/2049	105,000	69,371
3.70%, 8/15/2028 (a)	45,000	43,408
Series 123, 3.75%, 8/15/2047	100,000	74,664
Series 133, 3.85%, 3/15/2052	250,000	185,235
4.00%, 3/1/2048	730,000	569,765
4.35%, 11/15/2045	200,000	167,548
4.60%, 8/15/2043	52,000	45,436
4.90%, 2/1/2033 (a)	756,000	740,328
5.30%, 6/1/2034	55,000	55,139
5.65%, 6/1/2054	65,000	64,125
Connecticut Light & Power Co.:
Series A, 2.05%, 7/1/2031	129,000	107,874
4.00%, 4/1/2048	158,000	124,065
Series A, 4.15%, 6/1/2045	200,000	163,244
4.30%, 4/15/2044	125,000	104,540
4.65%, 1/1/2029	500,000	497,570
4.95%, 8/15/2034	60,000	58,552
5.25%, 1/15/2053 (a)	50,000	47,267
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031 (a)	1,000,000	858,510
Series C, 3.00%, 12/1/2060	51,000	30,032
3.20%, 12/1/2051	252,000	164,616
3.60%, 6/15/2061 (a)	225,000	152,962
3.70%, 11/15/2059	774,000	539,671
3.85%, 6/15/2046	271,000	206,662
Series 2017, 3.88%, 6/15/2047	160,000	121,550
3.95%, 3/1/2043	200,000	160,052
Series A, 4.13%, 5/15/2049	30,000	23,598
Series C, 4.30%, 12/1/2056	515,000	401,921
4.50%, 12/1/2045	115,000	97,349
4.50%, 5/15/2058	490,000	393,460
Series E, 4.65%, 12/1/2048	154,000	131,364
5.13%, 3/15/2035 (a)	500,000	491,785
5.38%, 5/15/2034	80,000	80,911
5.50%, 3/15/2055	500,000	481,750
Series 09-C, 5.50%, 12/1/2039	135,000	133,454
5.70%, 5/15/2054	200,000	198,956
5.90%, 11/15/2053	236,000	240,066
Security Description	Principal Amount	Value
6.15%, 11/15/2052	$188,000	$197,496
Constellation Energy Generation LLC:
5.60%, 6/15/2042	207,000	199,856
5.75%, 10/1/2041	200,000	195,122
5.75%, 3/15/2054	215,000	209,283
6.13%, 1/15/2034	75,000	78,484
6.25%, 10/1/2039	643,000	670,102
6.50%, 10/1/2053	190,000	202,046
Consumers Energy Co.:
3.25%, 8/15/2046	100,000	72,098
3.60%, 8/15/2032	50,000	45,267
3.75%, 2/15/2050	150,000	113,449
4.05%, 5/15/2048 (a)	100,000	79,734
4.20%, 9/1/2052	393,000	317,053
4.60%, 5/30/2029	310,000	307,191
4.63%, 5/15/2033	95,000	91,615
4.65%, 3/1/2028 (a)	50,000	49,834
4.70%, 1/15/2030 (a)	235,000	233,226
4.90%, 2/15/2029	358,000	359,038
Dayton Power & Light Co. 3.95%, 6/15/2049	25,000	18,339
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031	160,000	133,869
4.60%, 6/15/2043	310,000	269,471
5.10%, 6/1/2065	110,000	98,859
5.30%, 5/15/2033	150,000	149,881
6.25%, 10/15/2053	165,000	177,548
Dominion Energy, Inc.:
Series C, 2.25%, 8/15/2031	180,000	149,911
Series B, 3.30%, 4/15/2041	35,000	25,773
4.25%, 6/1/2028 (a)	86,000	84,357
Series A, 4.60%, 3/15/2049	100,000	82,428
Series B, 4.85%, 8/15/2052	500,000	430,055
Series F, 5.25%, 8/1/2033	100,000	98,657
5.38%, 11/15/2032 (a)	363,000	363,599
Series B, 5.95%, 6/15/2035	121,000	124,217
Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (b)	500,000	519,800
7.00%, 6/15/2038	280,000	311,265
Series B, 5 yr. CMT + 2.51%, 7.00%, 6/1/2054 (b)	500,000	527,530
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	75,000	68,631
2.95%, 3/1/2050	12,000	7,792
Series A, 3.00%, 3/1/2032 (a)	130,000	114,169
Series B, 3.65%, 3/1/2052	25,000	18,276
3.70%, 6/1/2046	141,000	107,044
3.75%, 8/15/2047	75,000	56,520
3.95%, 3/1/2049	151,000	118,132
5.20%, 4/1/2033 (a)	276,000	276,072
5.20%, 3/1/2034	165,000	164,472
5.40%, 4/1/2053 (a)	224,000	217,511

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	$50,000	$46,773
4.88%, 6/1/2028	231,000	230,275
4.95%, 7/1/2027	248,000	248,962
5.10%, 3/1/2029	350,000	350,780
5.85%, 6/1/2034	750,000	770,175
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	130,000	116,914
2.45%, 2/1/2030	515,000	458,268
2.55%, 4/15/2031	217,000	187,937
2.85%, 3/15/2032	120,000	103,813
2.95%, 12/1/2026	178,000	172,838
3.20%, 8/15/2049	365,000	243,258
3.45%, 4/15/2051	285,000	196,604
3.55%, 3/15/2052	210,000	147,584
3.70%, 12/1/2047	72,000	53,253
3.75%, 6/1/2045	34,000	26,010
3.88%, 3/15/2046	34,000	26,309
3.95%, 3/15/2048	400,000	306,804
4.00%, 9/30/2042	100,000	81,035
4.25%, 12/15/2041	25,000	21,151
4.95%, 1/15/2033 (a)	405,000	398,500
5.35%, 1/15/2053	119,000	113,164
5.40%, 1/15/2054	450,000	432,189
6.45%, 10/15/2032	535,000	575,259
Duke Energy Corp.:
2.55%, 6/15/2031 (a)	415,000	354,759
2.65%, 9/1/2026	118,000	114,229
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (b)	30,000	27,971
3.50%, 6/15/2051	132,000	89,262
3.75%, 9/1/2046	625,000	460,144
4.20%, 6/15/2049	400,000	308,164
4.30%, 3/15/2028	200,000	196,910
4.50%, 8/15/2032 (a)	245,000	233,392
4.80%, 12/15/2045	150,000	129,358
4.85%, 1/5/2027	85,000	85,225
4.85%, 1/5/2029 (a)	900,000	896,103
5.00%, 12/8/2027	350,000	352,660
5.00%, 8/15/2052	400,000	349,140
5.45%, 6/15/2034	138,000	137,789
5.75%, 9/15/2033 (a)	376,000	385,479
5.80%, 6/15/2054	215,000	209,806
6.10%, 9/15/2053	150,000	152,368
5 yr. CMT + 2.59%, 6.45%, 9/1/2054 (a) (b)	200,000	203,126
Duke Energy Florida LLC:
1.75%, 6/15/2030	63,000	53,394
2.40%, 12/15/2031 (a)	253,000	213,279
2.50%, 12/1/2029	70,000	62,895
3.00%, 12/15/2051	515,000	320,649
3.40%, 10/1/2046	200,000	141,518
4.20%, 7/15/2048	83,000	66,363
5.88%, 11/15/2033	181,000	188,417
5.95%, 11/15/2052	131,000	133,336
Security Description	Principal Amount	Value
6.20%, 11/15/2053	$306,000	$322,634
6.35%, 9/15/2037	180,000	191,338
6.40%, 6/15/2038	265,000	285,058
Duke Energy Indiana LLC:
2.75%, 4/1/2050	165,000	99,487
Series YYY, 3.25%, 10/1/2049	155,000	103,985
3.75%, 5/15/2046	182,000	135,705
5.40%, 4/1/2053	300,000	283,899
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	1,116,000	965,284
3.65%, 2/1/2029	150,000	143,284
4.30%, 2/1/2049	492,000	393,900
5.25%, 4/1/2033	362,000	361,924
5.55%, 3/15/2054	155,000	149,877
5.65%, 4/1/2053	207,000	202,216
Duke Energy Progress LLC:
2.00%, 8/15/2031	50,000	41,380
2.90%, 8/15/2051	50,000	30,808
3.40%, 4/1/2032	150,000	134,335
3.60%, 9/15/2047	198,000	143,764
3.70%, 10/15/2046	110,000	81,397
4.10%, 3/15/2043	25,000	20,328
4.15%, 12/1/2044	405,000	329,058
4.20%, 8/15/2045	162,000	131,045
5.10%, 3/15/2034	50,000	49,462
5.35%, 3/15/2053	380,000	359,526
Edison International:
4.13%, 3/15/2028 (a)	68,000	65,935
5.25%, 11/15/2028	209,000	209,364
5.25%, 3/15/2032	90,000	89,076
5.45%, 6/15/2029	100,000	100,890
5.75%, 6/15/2027 (a)	144,000	146,396
6.95%, 11/15/2029 (a)	81,000	86,555
El Paso Electric Co. 5.00%, 12/1/2044	25,000	21,345
Emera U.S. Finance LP:
2.64%, 6/15/2031	50,000	42,254
4.75%, 6/15/2046	595,000	493,529
Enel Americas SA 4.00%, 10/25/2026	300,000	293,184
Enel Chile SA 4.88%, 6/12/2028	150,000	147,781
Entergy Arkansas LLC:
3.35%, 6/15/2052	133,000	89,226
5.15%, 1/15/2033	25,000	24,916
5.45%, 6/1/2034	50,000	50,684
5.75%, 6/1/2054	250,000	247,815
Entergy Corp.:
2.40%, 6/15/2031	86,000	72,656
2.80%, 6/15/2030	71,000	63,258
3.75%, 6/15/2050	75,000	53,219
5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (b)	250,000	254,810
Entergy Louisiana LLC:
2.35%, 6/15/2032	90,000	74,896

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.90%, 3/15/2051	$288,000	$177,091
3.05%, 6/1/2031	324,000	288,464
3.12%, 9/1/2027	267,000	256,686
3.25%, 4/1/2028	200,000	190,162
4.00%, 3/15/2033	72,000	65,942
4.20%, 9/1/2048	1,042,000	829,328
4.75%, 9/15/2052	71,000	61,169
5.15%, 9/15/2034	355,000	348,976
5.70%, 3/15/2054	456,000	450,788
Entergy Mississippi LLC:
3.50%, 6/1/2051	100,000	69,483
3.85%, 6/1/2049	500,000	371,970
5.85%, 6/1/2054	125,000	125,910
Entergy Texas, Inc.:
3.55%, 9/30/2049	170,000	119,427
5.55%, 9/15/2054	125,000	121,345
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	62,000	41,003
4.10%, 4/1/2043	220,000	176,878
4.13%, 3/1/2042	23,000	18,757
4.25%, 12/1/2045	300,000	241,935
5.70%, 3/15/2053	452,000	444,714
5.90%, 11/15/2033	201,000	207,864
Evergy Metro, Inc. Series 2020, 2.25%, 6/1/2030	57,000	49,384
Evergy, Inc. 2.90%, 9/15/2029	500,000	454,715
Eversource Energy:
Series M, 3.30%, 1/15/2028	200,000	190,114
4.75%, 5/15/2026	100,000	99,875
5.00%, 1/1/2027	85,000	85,245
5.13%, 5/15/2033	650,000	631,650
5.45%, 3/1/2028	210,000	212,680
5.85%, 4/15/2031	400,000	410,240
5.95%, 2/1/2029 (a)	743,000	765,587
5.95%, 7/15/2034 (a)	50,000	51,280
Exelon Corp.:
3.40%, 4/15/2026	100,000	98,355
4.05%, 4/15/2030	625,000	595,606
4.45%, 4/15/2046	70,000	58,221
4.70%, 4/15/2050	281,000	237,549
5.15%, 3/15/2028	224,000	225,393
5.15%, 3/15/2029	250,000	251,235
5.30%, 3/15/2033 (a)	285,000	284,168
5.45%, 3/15/2034	264,000	263,768
5.60%, 3/15/2053	697,000	672,026
5.63%, 6/15/2035	200,000	200,738
FirstEnergy Corp.:
Series C, 3.40%, 3/1/2050	500,000	338,810
Series B, 3.90%, 7/15/2027	500,000	487,575
FirstEnergy Transmission LLC:
4.55%, 1/15/2030 (e)	95,000	92,464
5.00%, 1/15/2035 (e)	60,000	58,018
Security Description	Principal Amount	Value
Florida Power & Light Co.:
2.45%, 2/3/2032	$300,000	$253,248
2.88%, 12/4/2051	455,000	285,367
3.15%, 10/1/2049	200,000	134,784
3.70%, 12/1/2047	174,000	130,288
3.95%, 3/1/2048	50,000	39,292
3.99%, 3/1/2049	304,000	238,266
4.05%, 6/1/2042	218,000	179,649
4.05%, 10/1/2044	194,000	157,753
4.13%, 2/1/2042	195,000	162,488
4.40%, 5/15/2028 (a)	150,000	148,506
4.45%, 5/15/2026 (a)	50,000	50,010
4.80%, 5/15/2033	875,000	852,206
5.05%, 4/1/2028	285,000	287,816
5.10%, 4/1/2033 (a)	105,000	104,336
5.15%, 6/15/2029	500,000	506,290
5.30%, 6/15/2034	250,000	251,072
5.30%, 4/1/2053	185,000	176,383
5.60%, 6/15/2054 (a)	455,000	454,604
5.95%, 2/1/2038	25,000	26,177
5.96%, 4/1/2039	515,000	538,391
Georgia Power Co.:
Series B, 2.65%, 9/15/2029	155,000	140,563
Series B, 3.70%, 1/30/2050	291,000	213,274
4.30%, 3/15/2042	100,000	85,140
4.30%, 3/15/2043	534,000	447,118
4.55%, 3/15/2030	200,000	196,748
4.70%, 5/15/2032	682,000	664,377
5.00%, 2/23/2027	90,000	90,709
5.13%, 5/15/2052 (a)	199,000	184,915
Iberdrola International BV 6.75%, 7/15/2036	110,000	121,584
Idaho Power Co.:
Series K, 4.20%, 3/1/2048	205,000	162,239
5.20%, 8/15/2034 (a)	211,000	209,764
Series MTN, 5.50%, 3/15/2053	45,000	43,256
Series MTN, 5.80%, 4/1/2054	145,000	144,917
Indiana Michigan Power Co.:
Series L, 3.75%, 7/1/2047	105,000	77,822
Series K, 4.55%, 3/15/2046	138,000	116,493
5.63%, 4/1/2053	132,000	128,716
Interstate Power & Light Co.:
3.10%, 11/30/2051	50,000	31,896
3.70%, 9/15/2046	1,123,000	831,514
4.95%, 9/30/2034	85,000	81,836
5.45%, 9/30/2054	155,000	146,816
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	776,000	730,899
ITC Holdings Corp. 3.35%, 11/15/2027	450,000	433,386
Jersey Central Power & Light Co. 5.10%, 1/15/2035 (e)	125,000	122,007

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	$250,000	$240,550
Kentucky Utilities Co.:
4.38%, 10/1/2045	467,000	386,947
Series KENT, 5.45%, 4/15/2033	110,000	110,975
Louisville Gas & Electric Co. Series LOU, 5.45%, 4/15/2033	725,000	732,859
MidAmerican Energy Co.:
3.10%, 5/1/2027	77,000	74,485
3.95%, 8/1/2047	160,000	124,570
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	40,000	33,316
National Grid PLC:
5.42%, 1/11/2034	256,000	255,066
5.60%, 6/12/2028	380,000	387,433
5.81%, 6/12/2033	378,000	385,568
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026	345,000	327,533
2.40%, 3/15/2030	70,000	61,758
2.75%, 4/15/2032	15,000	12,831
3.70%, 3/15/2029 (a)	1,052,000	1,004,976
4.15%, 12/15/2032	50,000	46,619
Series GMTN, 4.85%, 2/7/2029	400,000	400,076
Series MTN, 5.10%, 5/6/2027	250,000	251,982
3 mo. USD Term SOFR + 3.63%, 5.25%, 4/20/2046 (b)	300,000	296,040
5.80%, 1/15/2033	500,000	517,605
5 yr. CMT + 3.53%, 7.13%, 9/15/2053 (b)	447,000	461,250
Series MTN, 8.00%, 3/1/2032	120,000	139,556
Nevada Power Co.:
Series DD, 2.40%, 5/1/2030	835,000	734,349
Series EE, 3.13%, 8/1/2050	110,000	70,257
Series CC, 3.70%, 5/1/2029	221,000	210,876
Series GG, 5.90%, 5/1/2053	91,000	90,929
6.00%, 3/15/2054	275,000	281,091
Series N, 6.65%, 4/1/2036	483,000	517,105
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	318,000	287,939
2.25%, 6/1/2030	589,000	509,650
2.44%, 1/15/2032 (a)	1,380,000	1,151,886
3.50%, 4/1/2029	150,000	141,534
3.55%, 5/1/2027	1,138,000	1,108,935
4.63%, 7/15/2027	150,000	149,788
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (a) (b)	$225,000	$216,772
4.90%, 3/15/2029	200,000	199,460
4.95%, 1/29/2026	130,000	130,304
5.00%, 7/15/2032	180,000	177,275
5.05%, 2/28/2033	400,000	392,472
5.25%, 3/15/2034	200,000	197,878
5.25%, 2/28/2053 (a)	228,000	209,737
5.55%, 3/15/2054	386,000	369,896
3 mo. USD Term SOFR + 3.16%, 5.65%, 5/1/2079 (b)	250,000	244,052
5 yr. CMT + 2.36%, 6.70%, 9/1/2054 (b)	177,000	179,844
5 yr. CMT + 2.46%, 6.75%, 6/15/2054 (b)	530,000	543,372
Northern States Power Co.:
2.25%, 4/1/2031	200,000	169,980
3.20%, 4/1/2052	140,000	93,971
3.60%, 9/15/2047	25,000	18,461
4.50%, 6/1/2052	165,000	139,174
5.10%, 5/15/2053	470,000	434,820
5.35%, 11/1/2039	100,000	98,261
5.40%, 3/15/2054	145,000	139,986
5.65%, 6/15/2054	250,000	249,932
NorthWestern Corp. 4.18%, 11/15/2044	10,000	7,989
NSTAR Electric Co.:
4.40%, 3/1/2044	150,000	126,403
4.55%, 6/1/2052	100,000	83,839
4.95%, 9/15/2052	300,000	269,253
5.40%, 6/1/2034	30,000	30,186
Oglethorpe Power Corp.:
5.05%, 10/1/2048	245,000	215,708
5.80%, 6/1/2054 (e)	305,000	299,187
5.95%, 11/1/2039	18,000	18,167
6.20%, 12/1/2053	100,000	102,921
Ohio Edison Co. 6.88%, 7/15/2036	300,000	330,510
Ohio Power Co. Series Q, 1.63%, 1/15/2031	110,000	89,573
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	30,000	22,473
4.15%, 4/1/2047 (a)	55,000	43,404
5.40%, 1/15/2033 (a)	70,000	70,566
5.60%, 4/1/2053	500,000	486,995
Oncor Electric Delivery Co. LLC:
2.75%, 5/15/2030	258,000	231,661
3.70%, 5/15/2050	310,000	226,508
3.75%, 4/1/2045	170,000	130,499
3.80%, 9/30/2047	162,000	123,023
3.80%, 6/1/2049	50,000	37,768
4.15%, 6/1/2032	222,000	207,821
4.30%, 5/15/2028 (a)	350,000	345,481

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.55%, 12/1/2041	$128,000	$112,243
4.60%, 6/1/2052	140,000	117,097
4.65%, 11/1/2029 (e)	155,000	153,455
4.95%, 9/15/2052	615,000	549,589
5.35%, 10/1/2052	362,000	342,314
5.55%, 6/15/2054 (e)	390,000	379,700
5.65%, 11/15/2033	130,000	133,375
7.00%, 5/1/2032	42,000	46,695
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	65,000	60,620
2.50%, 2/1/2031	945,000	808,901
3.15%, 1/1/2026	275,000	270,174
3.25%, 6/1/2031	120,000	106,382
3.30%, 3/15/2027	100,000	96,533
3.30%, 12/1/2027 (a)	392,000	374,513
3.50%, 8/1/2050 (a)	560,000	384,378
3.75%, 8/15/2042	250,000	187,762
4.20%, 3/1/2029 (a)	250,000	241,127
4.20%, 6/1/2041	195,000	158,857
4.25%, 3/15/2046	143,000	112,943
4.30%, 3/15/2045	231,000	184,095
4.40%, 3/1/2032	875,000	823,314
4.50%, 7/1/2040	180,000	155,189
4.55%, 7/1/2030	310,000	300,192
4.60%, 6/15/2043	400,000	337,036
4.75%, 2/15/2044	260,000	221,671
4.95%, 7/1/2050	547,000	474,626
5.25%, 3/1/2052	209,000	187,557
5.45%, 6/15/2027	100,000	101,136
5.55%, 5/15/2029	188,000	191,046
5.80%, 5/15/2034	155,000	158,543
5.90%, 6/15/2032	703,000	722,072
5.90%, 10/1/2054	200,000	198,024
6.10%, 1/15/2029 (a)	200,000	206,882
6.15%, 1/15/2033	270,000	280,373
6.40%, 6/15/2033	745,000	786,429
6.70%, 4/1/2053	115,000	124,738
6.75%, 1/15/2053	690,000	752,562
6.95%, 3/15/2034	140,000	153,650
PacifiCorp:
2.70%, 9/15/2030	304,000	268,548
3.30%, 3/15/2051	200,000	130,002
4.10%, 2/1/2042	228,000	183,198
4.15%, 2/15/2050	300,000	232,053
5.10%, 2/15/2029	155,000	155,876
5.30%, 2/15/2031	200,000	201,764
5.35%, 12/1/2053	250,000	229,547
5.45%, 2/15/2034	300,000	298,263
5.50%, 5/15/2054 (a)	1,360,000	1,272,729
5.75%, 4/1/2037	155,000	155,701
5.80%, 1/15/2055	830,000	809,117
6.00%, 1/15/2039	242,000	246,545
6.25%, 10/15/2037	330,000	345,738
7.70%, 11/15/2031	100,000	113,815
Security Description	Principal Amount	Value
PECO Energy Co.:
3.00%, 9/15/2049	$50,000	$32,679
3.05%, 3/15/2051	32,000	20,638
3.90%, 3/1/2048	100,000	77,466
4.38%, 8/15/2052	215,000	177,809
4.60%, 5/15/2052	50,000	42,960
4.90%, 6/15/2033 (a)	146,000	143,458
5.25%, 9/15/2054	415,000	392,922
Potomac Electric Power Co. 4.15%, 3/15/2043	210,000	173,389
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	300,000	293,016
5.25%, 9/1/2034 (a)	225,000	221,566
PPL Electric Utilities Corp. 5.25%, 5/15/2053	477,000	455,635
Progress Energy, Inc.:
6.00%, 12/1/2039	290,000	293,779
7.00%, 10/30/2031	199,000	220,193
7.75%, 3/1/2031	254,000	287,073
Public Service Co. of Colorado:
3.80%, 6/15/2047	125,000	92,854
4.05%, 9/15/2049	279,000	214,183
4.10%, 6/15/2048	750,000	583,995
Series 39, 4.50%, 6/1/2052	256,000	212,163
5.25%, 4/1/2053	394,000	366,420
5.35%, 5/15/2034	80,000	80,101
5.75%, 5/15/2054	100,000	99,954
Series 17, 6.25%, 9/1/2037	190,000	200,627
6.50%, 8/1/2038	66,000	71,284
Public Service Co. of New Hampshire:
Series V, 2.20%, 6/15/2031	60,000	50,481
3.60%, 7/1/2049	280,000	203,350
Public Service Co. of Oklahoma:
Series J, 2.20%, 8/15/2031	58,000	47,997
5.20%, 1/15/2035	190,000	184,154
Public Service Electric & Gas Co.:
Series MTN, 2.05%, 8/1/2050	50,000	26,362
Series MTN, 2.45%, 1/15/2030	248,000	221,479
Series MTN, 3.00%, 3/1/2051	55,000	35,527
Series MTN, 3.15%, 1/1/2050	100,000	67,212
Series MTN, 3.20%, 8/1/2049	26,000	17,754
Series MTN, 3.60%, 12/1/2047	50,000	36,835
Series MTN, 3.65%, 9/1/2042	5,000	3,894
Series MTN, 3.80%, 3/1/2046	156,000	120,719

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.85%, 5/1/2049	$317,000	$243,120
Series MTN, 4.65%, 3/15/2033	290,000	280,616
4.85%, 8/1/2034 (a)	250,000	243,167
Series MTN, 4.90%, 12/15/2032	600,000	594,558
5.20%, 8/1/2033	216,000	216,089
Series MTN, 5.20%, 3/1/2034	100,000	99,709
5.30%, 8/1/2054	190,000	180,654
5.45%, 8/1/2053	110,000	107,238
Series MTN, 5.45%, 3/1/2054	250,000	242,310
Public Service Enterprise Group, Inc.:
2.45%, 11/15/2031	175,000	147,670
5.20%, 4/1/2029 (a)	605,000	611,455
5.45%, 4/1/2034	55,000	54,896
5.85%, 11/15/2027 (a)	200,000	205,614
5.88%, 10/15/2028	225,000	232,085
6.13%, 10/15/2033	285,000	297,269
Puget Energy, Inc. 4.10%, 6/15/2030	45,000	42,192
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	315,000	210,102
4.22%, 6/15/2048	50,000	40,080
4.30%, 5/20/2045	546,000	444,815
5.33%, 6/15/2034	150,000	148,953
5.45%, 6/1/2053	300,000	285,441
5.64%, 4/15/2041	200,000	195,982
5.69%, 6/15/2054	100,000	98,190
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	600,000	503,052
2.50%, 5/15/2026	346,000	336,416
3.00%, 3/15/2032	50,000	43,585
Series RRR, 3.75%, 6/1/2047	451,000	337,402
4.10%, 6/15/2049	50,000	39,229
4.15%, 5/15/2048	5,000	3,975
4.95%, 8/15/2028	230,000	230,899
5.35%, 4/1/2053	548,000	516,726
5.55%, 4/15/2054	50,000	48,538
Sempra:
3.70%, 4/1/2029	267,000	253,519
4.00%, 2/1/2048	100,000	75,817
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (b)	586,000	561,200
5.40%, 8/1/2026	150,000	151,242
5.50%, 8/1/2033	129,000	129,372
Sierra Pacific Power Co.:
2.60%, 5/1/2026	389,000	378,625
5.90%, 3/15/2054	50,000	50,140
Security Description	Principal Amount	Value
Southern California Edison Co.:
Series 20C, 1.20%, 2/1/2026	$128,000	$123,305
2.25%, 6/1/2030	1,207,000	1,047,905
Series G, 2.50%, 6/1/2031	50,000	42,770
Series C, 3.60%, 2/1/2045	140,000	103,251
Series H, 3.65%, 6/1/2051	100,000	70,831
Series 2013-A, 3.90%, 3/15/2043	122,000	95,990
4.00%, 4/1/2047	814,000	626,902
4.05%, 3/15/2042	302,000	244,409
Series C, 4.13%, 3/1/2048	118,000	92,061
Series A, 4.20%, 3/1/2029	275,000	266,502
4.40%, 9/6/2026	300,000	298,836
4.50%, 9/1/2040	42,000	36,748
4.65%, 10/1/2043	247,000	213,282
4.88%, 2/1/2027	250,000	250,840
Series B, 4.88%, 3/1/2049	610,000	531,713
4.90%, 6/1/2026	200,000	200,468
5.15%, 6/1/2029	350,000	352,131
5.30%, 3/1/2028	310,000	313,887
5.35%, 3/1/2026	250,000	251,727
5.45%, 6/1/2031	200,000	203,182
Series E, 5.45%, 6/1/2052	483,000	454,068
Series 2006-A, 5.63%, 2/1/2036	100,000	99,819
5.70%, 3/1/2053	75,000	72,911
5.75%, 4/15/2054	100,000	98,320
5.88%, 12/1/2053 (a)	200,000	199,266
5.95%, 11/1/2032	870,000	907,271
6.05%, 3/15/2039	51,000	52,734
Southern Co.:
3.25%, 7/1/2026	768,000	752,456
Series A, 3.70%, 4/30/2030	374,000	350,965
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (b)	945,000	904,752
Series B, 5 yr. CMT + 3.73%, 4.00%, 1/15/2051 (b)	250,000	244,497
4.25%, 7/1/2036	100,000	89,887
4.40%, 7/1/2046	618,000	511,587
4.85%, 6/15/2028 (a)	200,000	200,208
5.20%, 6/15/2033	795,000	786,334
5.50%, 3/15/2029	250,000	255,070
5.70%, 10/15/2032	240,000	246,706
5.70%, 3/15/2034 (a)	707,000	722,278
Southern Power Co.:
Series F, 4.95%, 12/15/2046	71,000	62,004
5.25%, 7/15/2043	103,000	95,234
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	50,000	48,116
3.25%, 11/1/2051 (a)	53,000	33,735
Series L, 3.85%, 2/1/2048	350,000	251,989
Series M, 4.10%, 9/15/2028	65,000	63,070

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.30%, 4/1/2033	$100,000	$98,934
Southwestern Public Service Co.:
3.70%, 8/15/2047	300,000	217,401
Series 6, 4.40%, 11/15/2048	125,000	101,405
4.50%, 8/15/2041	105,000	90,044
6.00%, 6/1/2054	180,000	182,155
System Energy Resources, Inc.:
5.30%, 12/15/2034	235,000	230,460
6.00%, 4/15/2028	210,000	215,758
Tampa Electric Co.:
3.63%, 6/15/2050	115,000	81,908
4.10%, 6/15/2042	100,000	80,892
4.30%, 6/15/2048 (a)	100,000	80,219
4.90%, 3/1/2029	250,000	249,830
5.00%, 7/15/2052	220,000	195,890
Tucson Electric Power Co.:
3.25%, 5/15/2032	5,000	4,386
3.25%, 5/1/2051 (a)	200,000	131,216
4.85%, 12/1/2048 (a)	94,000	81,565
5.20%, 9/15/2034	285,000	279,448
5.50%, 4/15/2053 (a)	411,000	390,988
Union Electric Co.:
2.15%, 3/15/2032	60,000	49,218
2.63%, 3/15/2051	30,000	17,720
2.95%, 6/15/2027 (a)	120,000	115,278
2.95%, 3/15/2030	60,000	54,604
3.25%, 10/1/2049	150,000	103,407
4.00%, 4/1/2048	225,000	174,213
5.13%, 3/15/2055	305,000	279,529
5.20%, 4/1/2034	200,000	198,650
5.25%, 1/15/2054	695,000	648,602
5.45%, 3/15/2053	383,000	366,604
Virginia Electric & Power Co.:
Series A, 2.88%, 7/15/2029	102,000	93,926
2.95%, 11/15/2051	200,000	124,430
Series A, 3.15%, 1/15/2026	360,000	354,866
Series B, 3.75%, 5/15/2027	72,000	70,491
Series A, 3.80%, 4/1/2028	1,104,000	1,070,924
Series B, 3.80%, 9/15/2047	250,000	186,812
4.00%, 1/15/2043	270,000	215,282
Series B, 4.20%, 5/15/2045	30,000	24,178
4.45%, 2/15/2044	157,000	133,138
Series C, 4.63%, 5/15/2052	881,000	741,679
Series D, 4.65%, 8/15/2043	100,000	87,703
5.00%, 4/1/2033 (a)	300,000	293,634
5.05%, 8/15/2034 (a)	200,000	195,192
5.30%, 8/15/2033	200,000	199,246
5.35%, 1/15/2054 (a)	95,000	89,433
5.45%, 4/1/2053	350,000	333,417
5.55%, 8/15/2054 (a)	250,000	242,220
Series A, 6.00%, 5/15/2037	20,000	20,703
Series B, 6.00%, 1/15/2036	50,000	51,814
6.35%, 11/30/2037	500,000	531,880
Security Description	Principal Amount	Value
8.88%, 11/15/2038	$200,000	$259,570
WEC Energy Group, Inc.:
2.20%, 12/15/2028 (a)	50,000	45,094
4.75%, 1/9/2026	400,000	400,120
4.75%, 1/15/2028 (a)	108,000	107,839
5.15%, 10/1/2027	316,000	319,302
5.60%, 9/12/2026	65,000	65,833
Wisconsin Electric Power Co. 5.00%, 5/15/2029	500,000	503,730
Wisconsin Power & Light Co.:
3.65%, 4/1/2050	75,000	53,625
5.38%, 3/30/2034	300,000	298,593
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	50,000	34,332
3.67%, 12/1/2042	20,000	15,475
Xcel Energy, Inc.:
1.75%, 3/15/2027	200,000	187,226
2.60%, 12/1/2029	100,000	89,335
4.60%, 6/1/2032 (a)	414,000	394,227
5.45%, 8/15/2033 (a)	200,000	198,646
5.50%, 3/15/2034	55,000	54,749
6.50%, 7/1/2036	525,000	560,731
		153,171,005
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	32,000	27,199
Emerson Electric Co.:
1.80%, 10/15/2027	197,000	183,121
1.95%, 10/15/2030	25,000	21,431
2.00%, 12/21/2028	400,000	360,940
2.20%, 12/21/2031	185,000	155,391
2.75%, 10/15/2050	100,000	62,242
2.80%, 12/21/2051	486,000	299,877
		1,110,201
ELECTRONICS — 0.7%
Allegion PLC 3.50%, 10/1/2029	100,000	93,431
Allegion U.S. Holding Co., Inc. 5.60%, 5/29/2034	200,000	201,080
Amphenol Corp.:
2.20%, 9/15/2031	1,000	837
2.80%, 2/15/2030	601,000	543,671
4.75%, 3/30/2026	65,000	65,009
5.00%, 1/15/2035	185,000	180,608
5.05%, 4/5/2027	225,000	226,984
5.05%, 4/5/2029	110,000	110,508
5.25%, 4/5/2034	100,000	100,402
5.38%, 11/15/2054	115,000	109,511
Arrow Electronics, Inc.:
2.95%, 2/15/2032	150,000	127,641
3.88%, 1/12/2028	90,000	86,651
5.15%, 8/21/2029	125,000	124,396
5.88%, 4/10/2034	185,000	185,799

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Avnet, Inc.:
4.63%, 4/15/2026	$260,000	$258,471
5.50%, 6/1/2032	90,000	88,212
6.25%, 3/15/2028	106,000	108,894
Flex Ltd.:
3.75%, 2/1/2026	302,000	297,700
4.88%, 6/15/2029	200,000	196,054
4.88%, 5/12/2030	330,000	321,981
5.25%, 1/15/2032	200,000	197,168
6.00%, 1/15/2028	150,000	152,986
Fortive Corp. 3.15%, 6/15/2026	360,000	351,878
Honeywell International, Inc.:
1.10%, 3/1/2027	63,000	58,645
1.75%, 9/1/2031	617,000	505,434
1.95%, 6/1/2030	339,000	292,147
2.70%, 8/15/2029 (a)	255,000	233,761
3.81%, 11/21/2047 (a)	737,000	565,471
4.25%, 1/15/2029 (a)	90,000	88,753
4.65%, 7/30/2027	300,000	301,071
4.70%, 2/1/2030	300,000	298,557
4.75%, 2/1/2032	200,000	196,618
4.88%, 9/1/2029 (a)	148,000	148,912
4.95%, 9/1/2031	100,000	100,004
5.00%, 2/15/2033	88,000	87,527
5.00%, 3/1/2035	500,000	489,715
5.25%, 3/1/2054	535,000	502,081
5.35%, 3/1/2064	250,000	233,930
5.38%, 3/1/2041	10,000	9,891
5.70%, 3/15/2037	57,000	58,548
Hubbell, Inc. 3.15%, 8/15/2027	137,000	131,184
Jabil, Inc.:
1.70%, 4/15/2026	246,000	236,089
3.00%, 1/15/2031	605,000	532,624
3.95%, 1/12/2028 (a)	120,000	116,068
5.45%, 2/1/2029	223,000	224,630
Keysight Technologies, Inc.:
3.00%, 10/30/2029	105,000	95,762
4.60%, 4/6/2027	400,000	398,136
4.95%, 10/15/2034 (a)	135,000	129,888
TD SYNNEX Corp.:
1.75%, 8/9/2026	91,000	86,392
2.65%, 8/9/2031	305,000	256,627
6.10%, 4/12/2034	490,000	503,083
Trimble, Inc.:
4.90%, 6/15/2028	100,000	99,911
6.10%, 3/15/2033	895,000	930,182
Tyco Electronics Group SA:
3.70%, 2/15/2026	474,000	469,137
4.50%, 2/13/2026 (a)	324,000	323,993
Vontier Corp.:
1.80%, 4/1/2026	419,000	402,148
2.40%, 4/1/2028	400,000	362,964
Security Description	Principal Amount	Value
2.95%, 4/1/2031	$75,000	$64,363
		13,664,118
ENGINEERING & CONSTRUCTION — 0.0% (d)
Jacobs Engineering Group, Inc.:
5.90%, 3/1/2033 (a)	220,000	222,880
6.35%, 8/18/2028	250,000	260,075
MasTec, Inc. 5.90%, 6/15/2029 (a)	300,000	305,094
		788,049
ENTERTAINMENT — 0.3%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	847,000	816,093
4.05%, 3/15/2029	547,000	508,879
4.28%, 3/15/2032 (a)	1,090,000	960,323
5.05%, 3/15/2042	1,315,000	1,055,393
5.14%, 3/15/2052	1,365,000	1,016,242
5.39%, 3/15/2062	975,000	717,600
6.41%, 3/15/2026	300,000	300,084
		5,374,614
ENVIRONMENTAL CONTROL — 0.4%
Nature Conservancy Series A, 3.96%, 3/1/2052	100,000	80,285
Republic Services, Inc.:
1.45%, 2/15/2031	200,000	162,258
2.30%, 3/1/2030	65,000	57,160
3.38%, 11/15/2027	650,000	628,583
4.88%, 4/1/2029	360,000	359,291
5.00%, 11/15/2029 (a)	100,000	100,486
5.00%, 12/15/2033	500,000	492,095
5.00%, 4/1/2034	240,000	234,226
6.20%, 3/1/2040 (a)	125,000	132,739
Veralto Corp.:
5.35%, 9/18/2028	255,000	258,261
5.45%, 9/18/2033	259,000	259,930
5.50%, 9/18/2026	50,000	50,591
Waste Connections, Inc.:
3.05%, 4/1/2050 (a)	212,000	136,801
3.50%, 5/1/2029	115,000	108,737
4.20%, 1/15/2033	110,000	102,196
5.00%, 3/1/2034	500,000	487,920
Waste Management, Inc.:
1.15%, 3/15/2028 (a)	610,000	545,895
1.50%, 3/15/2031	330,000	268,485
2.95%, 6/1/2041	101,000	73,242
3.15%, 11/15/2027 (a)	150,000	144,285
4.15%, 4/15/2032	696,000	657,288
4.50%, 3/15/2028	300,000	298,329
4.63%, 2/15/2030	39,000	38,587
4.63%, 2/15/2033 (a)	908,000	882,403
4.65%, 3/15/2030	300,000	296,268
4.80%, 3/15/2032 (a)	300,000	294,849
4.88%, 2/15/2029 (a)	175,000	175,730

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 2/15/2034 (a)	$302,000	$296,162
4.95%, 7/3/2027	200,000	202,014
4.95%, 3/15/2035	215,000	209,223
5.35%, 10/15/2054	200,000	192,110
		8,226,429
FOOD — 1.6%
Campbell's Co.:
4.15%, 3/15/2028	427,000	416,598
4.75%, 3/23/2035 (a)	210,000	198,122
5.20%, 3/19/2027 (a)	550,000	555,219
5.25%, 10/13/2054	160,000	144,954
5.30%, 3/20/2026	35,000	35,228
Conagra Brands, Inc.:
1.38%, 11/1/2027	798,000	724,736
4.85%, 11/1/2028 (a)	400,000	397,804
5.30%, 10/1/2026	410,000	414,067
5.30%, 11/1/2038 (a)	200,000	188,238
5.40%, 11/1/2048 (a)	218,000	197,783
7.00%, 10/1/2028	26,000	27,560
Flowers Foods, Inc.:
2.40%, 3/15/2031	284,000	240,497
3.50%, 10/1/2026	200,000	195,260
General Mills, Inc.:
2.88%, 4/15/2030 (a)	176,000	158,282
3.00%, 2/1/2051 (a)	50,000	31,581
3.20%, 2/10/2027	200,000	194,200
4.15%, 2/15/2043	400,000	326,780
4.20%, 4/17/2028	325,000	318,269
4.70%, 1/30/2027	60,000	59,980
4.70%, 4/17/2048	7,000	6,009
4.88%, 1/30/2030	180,000	178,868
4.95%, 3/29/2033	400,000	390,104
5.25%, 1/30/2035	227,000	223,513
5.50%, 10/17/2028 (a)	340,000	347,058
Hershey Co.:
1.70%, 6/1/2030	1,340,000	1,140,702
3.13%, 11/15/2049	300,000	199,770
4.25%, 5/4/2028 (a)	140,000	138,653
4.50%, 5/4/2033 (a)	125,000	121,449
Hormel Foods Corp.:
1.80%, 6/11/2030 (a)	352,000	300,108
3.05%, 6/3/2051	145,000	94,180
4.80%, 3/30/2027	201,000	201,967
Ingredion, Inc.:
2.90%, 6/1/2030	125,000	112,221
3.20%, 10/1/2026	75,000	72,953
J.M. Smucker Co.:
4.25%, 3/15/2035	317,000	287,227
6.20%, 11/15/2033 (a)	400,000	422,196
6.50%, 11/15/2043 (a)	415,000	442,415
6.50%, 11/15/2053 (a)	469,000	503,711
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
2.50%, 1/15/2027	300,000	284,913
Security Description	Principal Amount	Value
3.00%, 5/15/2032	$102,000	$84,993
3.63%, 1/15/2032 (a)	229,000	201,834
3.75%, 12/1/2031 (a)	40,000	35,577
4.38%, 2/2/2052	520,000	389,121
5.13%, 2/1/2028	301,000	299,495
5.50%, 1/15/2030	435,000	434,495
6.50%, 12/1/2052	467,000	472,128
6.75%, 3/15/2034	724,000	766,441
7.25%, 11/15/2053	500,000	550,955
Kellanova:
3.25%, 4/1/2026	200,000	196,682
3.40%, 11/15/2027	563,000	543,171
4.50%, 4/1/2046	405,000	340,690
5.75%, 5/16/2054	170,000	169,626
Series B, 7.45%, 4/1/2031	140,000	156,132
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	500,000	488,010
3.75%, 4/1/2030 (a)	100,000	94,472
4.38%, 6/1/2046	515,000	416,383
5.00%, 7/15/2035 (a)	100,000	96,859
5.00%, 6/4/2042	420,000	377,819
5.20%, 7/15/2045	1,421,000	1,287,284
5.50%, 6/1/2050	100,000	93,791
6.50%, 2/9/2040	430,000	455,563
6.88%, 1/26/2039	233,000	256,962
Kroger Co.:
1.70%, 1/15/2031 (a)	458,000	377,319
2.20%, 5/1/2030 (a)	150,000	130,089
2.65%, 10/15/2026	335,000	323,211
3.50%, 2/1/2026 (a)	472,000	466,001
3.70%, 8/1/2027	150,000	146,372
3.95%, 1/15/2050	176,000	132,118
4.45%, 2/1/2047	902,000	742,292
5.00%, 9/15/2034	400,000	387,656
5.15%, 8/1/2043	257,000	235,507
5.40%, 7/15/2040	320,000	307,968
5.50%, 9/15/2054	300,000	282,288
5.65%, 9/15/2064	300,000	282,399
6.90%, 4/15/2038	75,000	82,618
McCormick & Co., Inc.:
0.90%, 2/15/2026	305,000	292,269
2.50%, 4/15/2030	429,000	379,017
3.40%, 8/15/2027	25,000	24,215
4.70%, 10/15/2034 (a)	335,000	315,372
Mondelez International, Inc.:
2.63%, 3/17/2027	200,000	191,332
2.75%, 4/13/2030	500,000	447,475
3.00%, 3/17/2032 (a)	160,000	138,874
4.75%, 2/20/2029 (a)	250,000	249,140
4.75%, 8/28/2034 (a)	200,000	191,266
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	425,000	366,388
4.25%, 4/15/2031	564,000	518,654
6.25%, 7/1/2033	427,000	435,608
6.88%, 5/15/2034	153,000	162,948

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Sysco Corp.:
2.40%, 2/15/2030 (a)	$200,000	$176,478
2.45%, 12/14/2031	70,000	58,771
3.25%, 7/15/2027	41,000	39,551
5.75%, 1/17/2029	400,000	411,856
6.00%, 1/17/2034	400,000	419,304
6.60%, 4/1/2040	147,000	158,601
6.60%, 4/1/2050	703,000	771,845
Tyson Foods, Inc.:
3.55%, 6/2/2027	500,000	485,200
4.00%, 3/1/2026	50,000	49,623
4.35%, 3/1/2029	176,000	171,032
4.55%, 6/2/2047	283,000	232,564
4.88%, 8/15/2034	100,000	95,428
5.10%, 9/28/2048 (a)	593,000	527,764
5.15%, 8/15/2044	75,000	68,376
5.40%, 3/15/2029	85,000	85,961
		29,862,408
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	295,000	282,607
Georgia-Pacific LLC:
7.75%, 11/15/2029	105,000	117,846
8.88%, 5/15/2031	355,000	429,777
International Paper Co.:
4.80%, 6/15/2044	304,000	267,474
6.00%, 11/15/2041 (a)	343,000	349,630
7.30%, 11/15/2039	445,000	506,423
Suzano Austria GmbH:
2.50%, 9/15/2028	50,000	44,647
3.75%, 1/15/2031	1,110,000	980,008
5.00%, 1/15/2030	649,000	620,840
6.00%, 1/15/2029 (a)	421,000	422,284
		4,021,536
GAS — 0.7%
Atmos Energy Corp.:
1.50%, 1/15/2031	50,000	41,014
2.85%, 2/15/2052	100,000	60,924
3.38%, 9/15/2049	54,000	37,114
4.13%, 3/15/2049	162,000	127,371
5.00%, 12/15/2054	260,000	233,961
5.90%, 11/15/2033	700,000	733,019
6.20%, 11/15/2053	523,000	558,099
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	150,000	117,041
4.40%, 7/1/2032	533,000	505,161
5.25%, 3/1/2028 (a)	470,000	474,503
5.40%, 3/1/2033	307,000	308,345
5.40%, 7/1/2034	50,000	49,913
National Fuel Gas Co.:
2.95%, 3/1/2031	321,000	276,525
3.95%, 9/15/2027	200,000	194,352
Security Description	Principal Amount	Value
5.50%, 10/1/2026	$195,000	$196,480
NiSource, Inc.:
1.70%, 2/15/2031	449,000	367,318
2.95%, 9/1/2029	225,000	205,873
3.49%, 5/15/2027	375,000	364,759
3.60%, 5/1/2030	165,000	153,853
3.95%, 3/30/2048 (a)	200,000	152,330
4.38%, 5/15/2047	150,000	122,527
4.80%, 2/15/2044 (a)	156,000	137,633
5.20%, 7/1/2029	175,000	176,263
5.25%, 3/30/2028	250,000	252,065
5.25%, 2/15/2043	175,000	163,291
5.35%, 4/1/2034	150,000	148,840
5.40%, 6/30/2033	400,000	399,300
5.65%, 2/1/2045	60,000	58,603
5 yr. CMT + 2.45%, 6.95%, 11/30/2054 (b)	201,000	204,620
ONE Gas, Inc.:
4.50%, 11/1/2048	195,000	161,314
5.10%, 4/1/2029	165,000	166,153
Piedmont Natural Gas Co., Inc.:
5.10%, 2/15/2035	255,000	247,309
5.40%, 6/15/2033	175,000	175,049
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030 (a)	150,000	134,355
Series TT, 2.60%, 6/15/2026	525,000	510,421
2.95%, 4/15/2027	390,000	375,176
Series UU, 4.13%, 6/1/2048	100,000	78,597
Series VV, 4.30%, 1/15/2049	150,000	121,530
5.05%, 9/1/2034	175,000	172,273
5.20%, 6/1/2033	500,000	497,710
5.60%, 4/1/2054 (a)	300,000	293,637
5.75%, 6/1/2053	207,000	205,992
6.35%, 11/15/2052	641,000	689,543
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	175,000	144,070
3.25%, 6/15/2026	125,000	122,429
3.95%, 10/1/2046	91,000	70,237
4.40%, 5/30/2047	100,000	82,105
4.95%, 9/15/2034	500,000	483,880
5.15%, 9/15/2032 (a)	15,000	14,949
5.75%, 9/15/2033	255,000	261,431
5.88%, 3/15/2041	18,000	18,198
Southwest Gas Corp.:
3.18%, 8/15/2051 (a)	100,000	63,038
5.45%, 3/23/2028 (a)	415,000	419,756
5.80%, 12/1/2027	98,000	100,379
Spire Missouri, Inc. 4.80%, 2/15/2033	20,000	19,522
Spire, Inc. 5.30%, 3/1/2026	152,000	152,763

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	$371,000	$266,356
Series K, 3.80%, 9/15/2046	16,000	12,023
		12,881,292
HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc. 2.80%, 3/1/2031	40,000	34,361
Regal Rexnord Corp.:
6.05%, 2/15/2026	300,000	302,748
6.05%, 4/15/2028	317,000	322,611
6.30%, 2/15/2030	162,000	166,609
6.40%, 4/15/2033	605,000	624,729
Snap-on, Inc.:
3.10%, 5/1/2050 (a)	100,000	66,235
4.10%, 3/1/2048	400,000	320,324
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (a)	350,000	303,492
2.75%, 11/15/2050 (a)	500,000	287,425
3.00%, 5/15/2032	285,000	244,051
3.40%, 3/1/2026	401,000	394,364
4.25%, 11/15/2028 (a)	208,000	203,089
		3,270,038
HEALTH CARE PRODUCTS — 0.9%
Abbott Laboratories:
1.15%, 1/30/2028	175,000	158,503
3.75%, 11/30/2026	1,452,000	1,434,794
4.90%, 11/30/2046	800,000	746,096
6.15%, 11/30/2037	644,000	700,659
Agilent Technologies, Inc.:
2.30%, 3/12/2031	250,000	212,135
4.20%, 9/9/2027	250,000	246,950
4.75%, 9/9/2034	150,000	142,865
Baxter International, Inc.:
1.92%, 2/1/2027	600,000	565,668
2.27%, 12/1/2028	742,000	668,972
2.54%, 2/1/2032 (a)	234,000	195,055
3.13%, 12/1/2051	87,000	53,958
3.95%, 4/1/2030	150,000	141,606
Danaher Corp.:
2.80%, 12/10/2051	202,000	124,527
4.38%, 9/15/2045	250,000	213,735
Dentsply Sirona, Inc. 3.25%, 6/1/2030	413,000	364,898
DH Europe Finance II SARL:
2.60%, 11/15/2029	120,000	108,540
3.40%, 11/15/2049 (a)	100,000	70,799
GE HealthCare Technologies, Inc.:
5.86%, 3/15/2030	600,000	621,576
5.91%, 11/22/2032 (a)	1,228,000	1,277,009
6.38%, 11/22/2052 (a)	330,000	355,001
Koninklijke Philips NV 6.88%, 3/11/2038	100,000	107,744
Security Description	Principal Amount	Value
Medtronic Global Holdings SCA:
4.25%, 3/30/2028 (a)	$200,000	$197,528
4.50%, 3/30/2033	355,000	339,316
Medtronic, Inc. 4.63%, 3/15/2045 (a)	411,000	365,531
Revvity, Inc. 3.30%, 9/15/2029 (a)	227,000	209,548
Smith & Nephew PLC:
5.15%, 3/20/2027	178,000	179,203
5.40%, 3/20/2034	70,000	69,466
Solventum Corp.:
5.40%, 3/1/2029 (e)	250,000	250,755
5.45%, 2/25/2027 (e)	315,000	317,807
5.45%, 3/13/2031 (e)	341,000	340,870
5.60%, 3/23/2034 (e)	300,000	298,458
5.90%, 4/30/2054 (a) (e)	421,000	410,989
6.00%, 5/15/2064 (e)	250,000	243,477
STERIS Irish FinCo UnLtd Co.:
2.70%, 3/15/2031	75,000	64,748
3.75%, 3/15/2051 (a)	150,000	105,750
Stryker Corp.:
1.95%, 6/15/2030	15,000	12,894
3.50%, 3/15/2026	810,000	799,170
4.25%, 9/11/2029	250,000	243,213
4.63%, 9/11/2034 (a)	50,000	47,673
4.63%, 3/15/2046 (a)	345,000	299,657
4.85%, 12/8/2028 (a)	65,000	65,182
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028 (a)	100,000	89,930
2.60%, 10/1/2029	200,000	181,814
2.80%, 10/15/2041	550,000	386,870
4.10%, 8/15/2047	100,000	81,116
4.80%, 11/21/2027	70,000	70,494
4.98%, 8/10/2030	295,000	297,103
5.00%, 12/5/2026	325,000	327,967
5.00%, 1/31/2029 (a)	650,000	655,551
5.09%, 8/10/2033 (a)	300,000	298,227
5.20%, 1/31/2034 (a)	75,000	75,259
5.30%, 2/1/2044	406,000	388,168
Zimmer Biomet Holdings, Inc.:
3.05%, 1/15/2026	438,000	430,861
5.20%, 9/15/2034 (a)	100,000	98,073
5.35%, 12/1/2028 (a)	50,000	50,737
		16,804,495
HEALTH CARE SERVICES — 3.8%
Adventist Health System:
5.43%, 3/1/2032	40,000	39,867
5.76%, 12/1/2034	250,000	251,950
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	500,000	435,555
Aetna, Inc.:
4.50%, 5/15/2042	14,000	11,366

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 3/15/2044	$200,000	$165,178
6.63%, 6/15/2036	200,000	209,980
6.75%, 12/15/2037	63,000	66,435
AHS Hospital Corp. 5.02%, 7/1/2045	280,000	261,150
Ascension Health:
Series B, 2.53%, 11/15/2029	500,000	449,380
3.95%, 11/15/2046	405,000	323,182
4.85%, 11/15/2053	50,000	44,697
Banner Health:
2.91%, 1/1/2042	50,000	35,591
2.91%, 1/1/2051	25,000	15,933
Series 2020, 3.18%, 1/1/2050	70,000	47,404
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	154,000	107,892
Baylor Scott & White Holdings:
Series 2021, 2.84%, 11/15/2050	110,000	69,764
4.19%, 11/15/2045	50,000	41,726
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	200,000	123,482
Bon Secours Mercy Health, Inc.:
Series 20-2, 3.21%, 6/1/2050	150,000	100,109
3.46%, 6/1/2030	425,000	398,012
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	100,000	67,399
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	55,000	46,235
Centene Corp.:
2.50%, 3/1/2031	962,000	794,256
2.63%, 8/1/2031	201,000	165,489
3.00%, 10/15/2030	1,226,000	1,057,830
3.38%, 2/15/2030	1,008,000	897,987
4.25%, 12/15/2027	902,000	873,190
4.63%, 12/15/2029	686,000	648,586
Children's Health System of Texas 2.51%, 8/15/2050 (a)	100,000	59,148
Children's Hospital Series 2020, 2.93%, 7/15/2050	100,000	62,720
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047	55,000	45,173
Cigna Group:
1.25%, 3/15/2026	100,000	95,953
2.38%, 3/15/2031	1,114,000	943,235
2.40%, 3/15/2030	1,012,000	884,771
Security Description	Principal Amount	Value
3.40%, 3/1/2027	$1,000,000	$972,270
3.40%, 3/15/2050	950,000	624,264
3.40%, 3/15/2051	349,000	227,716
3.88%, 10/15/2047	331,000	241,038
4.38%, 10/15/2028	1,012,000	991,790
4.50%, 2/25/2026	300,000	299,286
4.80%, 8/15/2038	420,000	380,869
4.80%, 7/15/2046	200,000	170,536
5.13%, 5/15/2031	150,000	149,322
5.25%, 2/15/2034	650,000	637,487
5.40%, 3/15/2033	250,000	249,582
5.60%, 2/15/2054	382,000	358,190
5.69%, 3/15/2026 (a)	30,000	29,978
City of Hope:
Series 2018, 4.38%, 8/15/2048 (a)	193,000	155,446
Series 2013, 5.62%, 11/15/2043	110,000	104,713
Cleveland Clinic Foundation 4.86%, 1/1/2114 (a)	355,000	300,955
CommonSpirit Health:
2.78%, 10/1/2030	761,000	673,789
3.35%, 10/1/2029	269,000	250,665
AGM, 3.82%, 10/1/2049	141,000	104,656
3.91%, 10/1/2050	55,000	40,607
4.35%, 11/1/2042	760,000	634,942
5.21%, 12/1/2031	275,000	273,982
5.32%, 12/1/2034	195,000	192,485
6.07%, 11/1/2027	180,000	185,765
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050 (a)	122,000	77,769
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	210,000	150,238
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	250,000	189,280
Dignity Health 5.27%, 11/1/2064 (a)	650,000	583,602
Elevance Health, Inc.:
1.50%, 3/15/2026	260,000	250,383
2.55%, 3/15/2031	240,000	205,961
3.13%, 5/15/2050	400,000	254,976
3.60%, 3/15/2051	128,000	88,714
3.65%, 12/1/2027	150,000	145,920
3.70%, 9/15/2049	50,000	35,552
4.10%, 3/1/2028	350,000	342,177
4.10%, 5/15/2032	85,000	78,516
4.50%, 10/30/2026	70,000	69,858
4.63%, 5/15/2042	422,000	364,498
4.65%, 1/15/2043	500,000	434,275
4.65%, 8/15/2044	312,000	267,409
4.75%, 2/15/2030 (a)	145,000	143,250
4.75%, 2/15/2033	250,000	239,550

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 11/1/2031 (a)	$145,000	$142,642
5.10%, 1/15/2044	530,000	481,325
5.13%, 2/15/2053 (a)	545,000	483,028
5.15%, 6/15/2029 (a)	350,000	352,068
5.20%, 2/15/2035	115,000	112,350
5.38%, 6/15/2034	500,000	495,290
5.65%, 6/15/2054 (a)	500,000	479,460
5.70%, 2/15/2055	400,000	385,740
5.85%, 11/1/2064	228,000	220,193
6.10%, 10/15/2052 (a)	55,000	55,668
6.38%, 6/15/2037	35,000	36,885
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049 (a)	126,000	96,260
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	100,000	81,649
4.50%, 7/1/2057	105,000	86,820
Hartford HealthCare Corp. 3.45%, 7/1/2054	61,000	42,342
HCA, Inc.:
2.38%, 7/15/2031	550,000	456,516
3.13%, 3/15/2027 (a)	200,000	192,486
3.38%, 3/15/2029	600,000	557,352
3.50%, 9/1/2030	219,000	198,848
3.50%, 7/15/2051	244,000	157,966
3.63%, 3/15/2032 (a)	464,000	408,668
4.13%, 6/15/2029	358,000	341,743
4.38%, 3/15/2042	46,000	37,517
4.50%, 2/15/2027	427,000	422,926
4.63%, 3/15/2052 (a)	164,000	128,132
5.13%, 6/15/2039	340,000	309,998
5.20%, 6/1/2028 (a)	85,000	85,214
5.25%, 6/15/2026	25,000	25,059
5.25%, 6/15/2049	1,100,000	952,952
5.38%, 9/1/2026	951,000	954,804
5.45%, 4/1/2031	583,000	581,817
5.45%, 9/15/2034	225,000	219,366
5.50%, 6/1/2033 (a)	471,000	465,244
5.50%, 6/15/2047	621,000	563,713
5.60%, 4/1/2034	250,000	246,285
5.63%, 9/1/2028	500,000	506,425
5.88%, 2/15/2026	180,000	180,909
5.88%, 2/1/2029	334,000	340,730
5.90%, 6/1/2053	250,000	235,380
5.95%, 9/15/2054 (a)	100,000	95,078
6.00%, 4/1/2054	165,000	157,370
6.10%, 4/1/2064	250,000	238,937
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	166,000	124,829
Humana, Inc.:
1.35%, 2/3/2027	275,000	255,607
3.13%, 8/15/2029	100,000	91,357
3.95%, 3/15/2027 (a)	100,000	98,041
Security Description	Principal Amount	Value
4.63%, 12/1/2042	$200,000	$164,800
4.88%, 4/1/2030	43,000	42,095
4.95%, 10/1/2044	500,000	423,470
5.38%, 4/15/2031	155,000	153,720
5.50%, 3/15/2053	175,000	156,209
5.75%, 3/1/2028 (a)	100,000	101,849
5.75%, 12/1/2028	100,000	101,806
5.75%, 4/15/2054	375,000	347,745
5.88%, 3/1/2033	350,000	351,130
5.95%, 3/15/2034 (a)	500,000	503,595
Icon Investments Six DAC:
5.81%, 5/8/2027 (a)	600,000	609,912
6.00%, 5/8/2034	793,000	801,160
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	270,000	213,589
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	300,000	216,474
Iowa Health System Series 2020, 3.67%, 2/15/2050	100,000	73,253
IQVIA, Inc.:
5.70%, 5/15/2028	440,000	445,460
6.25%, 2/1/2029	570,000	588,793
Kaiser Foundation Hospitals:
Series 2021, 3.00%, 6/1/2051	274,000	178,169
Series 2019, 3.27%, 11/1/2049	544,000	376,916
4.15%, 5/1/2047	607,000	495,488
4.88%, 4/1/2042	60,000	55,517
Laboratory Corp. of America Holdings:
2.95%, 12/1/2029	100,000	90,704
4.35%, 4/1/2030	250,000	241,072
4.55%, 4/1/2032 (a)	250,000	239,105
4.70%, 2/1/2045 (a)	243,000	208,747
4.80%, 10/1/2034	250,000	236,852
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049 (a)	220,000	150,889
Series 2020, 3.34%, 7/1/2060	160,000	104,643
Mayo Clinic:
Series 2021, 3.20%, 11/15/2061	200,000	129,418
Series 2016, 4.13%, 11/15/2052	200,000	161,848
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	185,000	155,513
Memorial Health Services 3.45%, 11/1/2049	175,000	124,495
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	75,000	49,040

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 7/1/2052 (a)	$30,000	$24,276
Series 2015, 4.20%, 7/1/2055 (a)	138,000	111,053
5.00%, 7/1/2042	100,000	94,682
Methodist Hospital Series 20A, 2.71%, 12/1/2050	100,000	61,575
Montefiore Obligated Group:
4.29%, 9/1/2050	110,000	77,490
Series 18-C, 5.25%, 11/1/2048	100,000	86,051
Mount Sinai Hospital:
Series 2019, 3.74%, 7/1/2049	455,000	299,663
Series 2017, 3.98%, 7/1/2048	100,000	72,171
MultiCare Health System 2.80%, 8/15/2050	90,000	52,731
MyMichigan Health Series 2020, 3.41%, 6/1/2050	50,000	34,926
New York & Presbyterian Hospital:
Series 2019, 3.95%, 8/1/2119 (a)	270,000	183,851
4.02%, 8/1/2045	180,000	147,269
4.06%, 8/1/2056	100,000	78,677
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	135,000	100,092
3.98%, 11/1/2046	200,000	152,028
4.26%, 11/1/2047	155,000	124,105
Novant Health, Inc. 2.64%, 11/1/2036	200,000	153,590
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055	450,000	301,864
4.78%, 7/1/2044	80,000	72,035
Series 13-A, 5.75%, 7/1/2043	30,000	30,487
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	300,000	231,837
OhioHealth Corp. 2.30%, 11/15/2031	150,000	125,531
Orlando Health Obligated Group 3.33%, 10/1/2050	100,000	69,727
PeaceHealth Obligated Group:
Series 2020, 3.22%, 11/15/2050	185,000	117,695
Series 2018, 4.79%, 11/15/2048	80,000	68,544
Piedmont Healthcare, Inc.:
Series 2042, 2.72%, 1/1/2042	100,000	69,192
2.86%, 1/1/2052	200,000	124,070
Security Description	Principal Amount	Value
Presbyterian Healthcare Services 4.88%, 8/1/2052	$50,000	$45,236
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029 (a)	230,000	205,813
Series H, 2.75%, 10/1/2026	50,000	48,261
Series I, 3.74%, 10/1/2047	81,000	59,626
Series A, 3.93%, 10/1/2048	665,000	501,383
5.40%, 10/1/2033	480,000	479,448
Quest Diagnostics, Inc.:
4.20%, 6/30/2029	100,000	96,974
4.60%, 12/15/2027	115,000	114,863
4.63%, 12/15/2029	650,000	639,444
5.00%, 12/15/2034	350,000	340,189
6.40%, 11/30/2033	227,000	243,178
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050 (a)	150,000	92,969
Stanford Health Care:
3.03%, 8/15/2051	31,000	20,354
Series 2020, 3.31%, 8/15/2030	578,000	533,060
Series 2018, 3.80%, 11/15/2048	50,000	38,501
Summa Health AGM, 3.51%, 11/15/2051	50,000	36,394
Sutter Health:
Series 20A, 2.29%, 8/15/2030	200,000	174,036
Series 20A, 3.36%, 8/15/2050	155,000	108,722
5.16%, 8/15/2033	570,000	566,637
Toledo Hospital AGM, 5.75%, 11/15/2038	630,000	621,804
Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	50,000	37,083
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	166,000	151,699
UnitedHealth Group, Inc.:
1.25%, 1/15/2026	209,000	202,126
2.00%, 5/15/2030	517,000	445,261
2.88%, 8/15/2029	75,000	68,950
2.95%, 10/15/2027	200,000	191,462
3.13%, 5/15/2060	342,000	203,589
3.25%, 5/15/2051	562,000	370,617
3.38%, 4/15/2027 (a)	100,000	97,419
3.70%, 8/15/2049	279,000	203,126
3.75%, 10/15/2047	455,000	338,611
3.85%, 6/15/2028 (a)	300,000	291,624
3.88%, 12/15/2028	300,000	290,145
3.88%, 8/15/2059	300,000	212,958
3.95%, 10/15/2042	25,000	20,061

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 5/15/2032	$300,000	$282,660
4.20%, 1/15/2047	660,000	532,290
4.25%, 1/15/2029	150,000	147,027
4.25%, 4/15/2047	630,000	510,187
4.25%, 6/15/2048	836,000	671,032
4.38%, 3/15/2042	100,000	85,241
4.45%, 12/15/2048	600,000	494,244
4.50%, 4/15/2033	250,000	237,215
4.60%, 4/15/2027	250,000	250,232
4.63%, 11/15/2041	150,000	132,089
4.70%, 4/15/2029	155,000	154,316
4.75%, 7/15/2026	50,000	50,172
4.75%, 7/15/2045	600,000	529,014
4.75%, 5/15/2052	604,000	518,250
4.80%, 1/15/2030 (a)	400,000	398,120
4.90%, 4/15/2031 (a)	500,000	497,365
4.95%, 1/15/2032	400,000	395,208
4.95%, 5/15/2062	203,000	175,067
5.00%, 4/15/2034	250,000	243,872
5.05%, 4/15/2053	357,000	319,661
5.15%, 7/15/2034 (a)	400,000	394,436
5.20%, 4/15/2063	422,000	378,838
5.25%, 2/15/2028 (a)	2,105,000	2,137,754
5.35%, 2/15/2033	300,000	301,875
5.38%, 4/15/2054 (a)	305,000	285,803
5.50%, 7/15/2044	500,000	485,135
5.50%, 4/15/2064	600,000	561,612
5.63%, 7/15/2054	600,000	583,566
5.75%, 7/15/2064	500,000	486,190
5.80%, 3/15/2036	71,000	73,140
5.88%, 2/15/2053	685,000	686,288
5.95%, 2/15/2041	100,000	102,391
6.05%, 2/15/2063	545,000	556,298
6.50%, 6/15/2037	281,000	304,444
6.63%, 11/15/2037	480,000	527,784
Universal Health Services, Inc.:
2.65%, 10/15/2030	250,000	214,903
2.65%, 1/15/2032	250,000	205,153
4.63%, 10/15/2029	310,000	299,246
5.05%, 10/15/2034	210,000	196,069
UPMC:
Series 2021, 1.80%, 4/15/2026	55,000	52,673
5.04%, 5/15/2033	118,000	116,150
5.38%, 5/15/2043	200,000	194,036
WakeMed Series A, 3.29%, 10/1/2052 (a)	50,000	34,414
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	569,000	490,444
Security Description	Principal Amount	Value
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	$200,000	$115,682
		71,053,772
HOME BUILDERS — 0.1%
DR Horton, Inc. 5.00%, 10/15/2034 (a)	210,000	202,908
Lennar Corp.:
4.75%, 11/29/2027	71,000	70,792
5.25%, 6/1/2026	100,000	100,490
MDC Holdings, Inc.:
2.50%, 1/15/2031	55,000	47,608
6.00%, 1/15/2043	423,000	421,820
NVR, Inc. 3.00%, 5/15/2030	251,000	226,332
PulteGroup, Inc.:
5.00%, 1/15/2027	149,000	149,112
6.38%, 5/15/2033	50,000	52,742
7.88%, 6/15/2032 (a)	100,000	114,050
Toll Brothers Finance Corp.:
3.80%, 11/1/2029	80,000	75,320
4.88%, 3/15/2027	30,000	29,965
		1,491,139
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc.:
3.50%, 11/15/2027	333,000	314,545
3.50%, 11/15/2051	350,000	212,443
4.40%, 3/15/2029 (a)	511,000	478,414
Whirlpool Corp.:
4.50%, 6/1/2046	106,000	81,768
4.60%, 5/15/2050 (a)	500,000	377,580
4.75%, 2/26/2029 (a)	350,000	345,083
5.50%, 3/1/2033 (a)	160,000	156,248
5.75%, 3/1/2034 (a)	150,000	147,081
		2,113,162
HOUSEHOLD PRODUCTS — 0.5%
Colgate-Palmolive Co.:
3.10%, 8/15/2027	50,000	48,378
3.25%, 8/15/2032	100,000	89,703
4.60%, 3/1/2033 (a)	50,000	49,265
4.80%, 3/2/2026	100,000	100,479
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (a)	50,000	41,525
2.38%, 12/1/2029 (a)	1,050,000	935,928
3.13%, 12/1/2049	461,000	295,653
3.15%, 3/15/2027	70,000	67,795
4.15%, 3/15/2047	220,000	173,584
4.38%, 5/15/2028 (a)	300,000	296,301
4.65%, 5/15/2033 (a)	300,000	286,515
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	745,000	723,365
3.63%, 3/24/2032	495,000	448,193
4.00%, 3/24/2052 (a)	250,000	193,010

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Kenvue, Inc. 5.20%, 3/22/2063	$291,000	$268,189
Procter & Gamble Co.:
1.00%, 4/23/2026	200,000	191,812
1.90%, 2/1/2027	306,000	290,893
2.45%, 11/3/2026	291,000	281,409
2.70%, 2/2/2026	185,000	181,620
2.80%, 3/25/2027	450,000	435,231
3.00%, 3/25/2030	585,000	539,721
3.55%, 3/25/2040 (a)	50,000	41,417
4.10%, 1/26/2026	280,000	279,152
4.15%, 10/24/2029 (a)	375,000	370,316
4.35%, 1/29/2029 (a)	100,000	99,517
4.55%, 1/29/2034	250,000	243,195
4.55%, 10/24/2034 (a)	500,000	488,470
Unilever Capital Corp.:
1.38%, 9/14/2030	100,000	82,981
1.75%, 8/12/2031	426,000	352,438
2.00%, 7/28/2026	306,000	294,935
2.13%, 9/6/2029	209,000	186,050
2.90%, 5/5/2027	152,000	146,697
3.50%, 3/22/2028	200,000	193,550
4.25%, 8/12/2027	100,000	99,399
4.63%, 8/12/2034	110,000	105,869
5.90%, 11/15/2032 (a)	780,000	827,837
		9,750,392
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp.:
2.25%, 2/15/2032	226,000	184,780
4.88%, 12/6/2028	460,000	458,675
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	105,000	80,775
5.00%, 6/15/2052	25,000	22,590
5.60%, 11/15/2032	136,000	140,038
Clorox Co.:
1.80%, 5/15/2030	340,000	289,306
3.90%, 5/15/2028	100,000	97,142
4.60%, 5/1/2032 (a)	20,000	19,556
Kimberly-Clark Corp.:
3.10%, 3/26/2030	286,000	264,441
3.20%, 4/25/2029	25,000	23,587
3.90%, 5/4/2047	265,000	207,243
6.63%, 8/1/2037	300,000	338,298
		2,126,431
INSURANCE — 3.0%
ACE Capital Trust II 9.70%, 4/1/2030	185,000	220,738
Aflac, Inc.:
1.13%, 3/15/2026	389,000	373,222
4.75%, 1/15/2049	224,000	196,511
Alleghany Corp.:
3.25%, 8/15/2051	170,000	114,402
3.63%, 5/15/2030	300,000	282,027
Security Description	Principal Amount	Value
Allstate Corp.:
5.05%, 6/24/2029 (a)	$500,000	$502,560
5.25%, 3/30/2033	180,000	179,500
5.35%, 6/1/2033	500,000	503,095
5.55%, 5/9/2035	100,000	101,289
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (b)	200,000	205,464
American Financial Group, Inc. 4.50%, 6/15/2047	100,000	82,616
American International Group, Inc.:
4.38%, 6/30/2050	401,000	331,390
4.50%, 7/16/2044	244,000	209,513
4.75%, 4/1/2048	310,000	274,874
American National Group, Inc.:
5.00%, 6/15/2027	125,000	124,335
5.75%, 10/1/2029	150,000	150,377
Aon Corp.:
2.80%, 5/15/2030 (a)	100,000	88,999
3.75%, 5/2/2029	180,000	171,072
4.50%, 12/15/2028 (a)	200,000	197,080
8.21%, 1/1/2027	50,000	52,654
Aon Corp./Aon Global Holdings PLC:
2.60%, 12/2/2031	50,000	42,427
2.85%, 5/28/2027	270,000	258,133
3.90%, 2/28/2052 (a)	205,000	150,562
5.00%, 9/12/2032	200,000	196,776
5.35%, 2/28/2033	300,000	298,449
Aon Global Ltd. 4.60%, 6/14/2044	507,000	429,404
Aon North America, Inc.:
5.13%, 3/1/2027	95,000	95,685
5.15%, 3/1/2029	200,000	200,708
5.30%, 3/1/2031	115,000	115,587
5.45%, 3/1/2034	350,000	349,804
5.75%, 3/1/2054	600,000	585,870
Arch Capital Group Ltd. 3.64%, 6/30/2050	245,000	174,830
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	215,000	196,734
Arthur J Gallagher & Co.:
3.05%, 3/9/2052	200,000	124,678
3.50%, 5/20/2051	154,000	106,097
4.60%, 12/15/2027	500,000	498,040
4.85%, 12/15/2029	165,000	164,221
5.00%, 2/15/2032	200,000	197,382
5.15%, 2/15/2035	400,000	389,908
5.45%, 7/15/2034	150,000	150,583
5.55%, 2/15/2055	260,000	249,642
5.75%, 3/2/2053	385,000	377,462
5.75%, 7/15/2054	80,000	78,806
6.50%, 2/15/2034	180,000	193,286
Assurant, Inc. 3.70%, 2/22/2030	166,000	154,566

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Assured Guaranty U.S. Holdings, Inc.:
3.15%, 6/15/2031 (a)	$70,000	$61,854
6.13%, 9/15/2028	40,000	41,509
Athene Holding Ltd.:
3.95%, 5/25/2051 (a)	86,000	61,926
4.13%, 1/12/2028	560,000	546,196
5.88%, 1/15/2034 (a)	250,000	253,522
6.15%, 4/3/2030	310,000	321,991
6.25%, 4/1/2054	250,000	251,077
6.65%, 2/1/2033	307,000	326,132
AXIS Specialty Finance LLC 3.90%, 7/15/2029 (a)	138,000	131,093
AXIS Specialty Finance PLC 4.00%, 12/6/2027	108,000	105,273
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030 (a)	50,000	41,859
2.30%, 3/15/2027 (a)	100,000	95,675
2.85%, 10/15/2050	600,000	375,786
3.85%, 3/15/2052	275,000	208,048
4.20%, 8/15/2048	236,000	194,627
4.25%, 1/15/2049	500,000	417,120
4.30%, 5/15/2043 (a)	85,000	73,483
4.40%, 5/15/2042 (a)	591,000	536,161
5.75%, 1/15/2040	577,000	608,273
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	500,000	492,405
4.50%, 2/11/2043 (a)	125,000	115,438
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	100,000	97,041
3.85%, 12/22/2051	100,000	64,855
4.70%, 6/22/2047 (a)	538,000	417,386
5.63%, 5/15/2030 (a)	100,000	102,106
Brown & Brown, Inc.:
2.38%, 3/15/2031 (a)	191,000	160,518
4.20%, 3/17/2032	240,000	221,453
5.65%, 6/11/2034	250,000	250,182
Chubb Corp.:
6.00%, 5/11/2037	197,000	209,181
Series 1, 6.50%, 5/15/2038	30,000	33,051
Chubb INA Holdings LLC:
2.85%, 12/15/2051 (a)	50,000	31,579
3.05%, 12/15/2061	137,000	82,970
3.35%, 5/3/2026	50,000	49,247
4.15%, 3/13/2043	150,000	125,424
4.35%, 11/3/2045	200,000	170,466
4.65%, 8/15/2029 (a)	400,000	398,420
5.00%, 3/15/2034	555,000	548,223
Cincinnati Financial Corp. 6.13%, 11/1/2034	300,000	312,129
CNA Financial Corp.:
4.50%, 3/1/2026	163,000	162,509
5.13%, 2/15/2034	140,000	137,439
5.50%, 6/15/2033	105,000	105,987
Security Description	Principal Amount	Value
CNO Financial Group, Inc.:
5.25%, 5/30/2029	$67,000	$66,519
6.45%, 6/15/2034 (a)	277,000	285,867
Corebridge Financial, Inc.:
3.65%, 4/5/2027	424,000	412,035
3.90%, 4/5/2032 (a)	283,000	257,663
4.40%, 4/5/2052	294,000	236,476
5.75%, 1/15/2034 (a)	529,000	538,845
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (a) (b)	55,000	56,453
Enstar Finance LLC 5 yr. CMT + 4.01%, 5.50%, 1/15/2042 (b)	125,000	119,168
Enstar Group Ltd.:
3.10%, 9/1/2031	759,000	648,755
4.95%, 6/1/2029 (a)	343,000	337,052
Equitable Holdings, Inc.:
4.35%, 4/20/2028	164,000	160,695
5.00%, 4/20/2048 (a)	272,000	242,175
Essent Group Ltd. 6.25%, 7/1/2029	300,000	306,399
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	336,000	228,426
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034	200,000	194,368
6.50%, 6/4/2029	100,000	101,964
7.40%, 1/13/2028	548,000	570,320
Fairfax Financial Holdings Ltd.:
4.63%, 4/29/2030 (a)	250,000	243,945
4.85%, 4/17/2028	105,000	104,277
5.63%, 8/16/2032	49,000	49,575
6.00%, 12/7/2033	501,000	516,551
6.10%, 3/15/2055 (e)	100,000	98,744
6.35%, 3/22/2054 (a)	400,000	411,640
Fidelity National Financial, Inc.:
2.45%, 3/15/2031 (a)	500,000	421,850
3.40%, 6/15/2030	237,000	215,054
First American Financial Corp.:
2.40%, 8/15/2031 (a)	100,000	82,286
4.00%, 5/15/2030	160,000	149,144
5.45%, 9/30/2034	200,000	193,052
Globe Life, Inc.:
2.15%, 8/15/2030	600,000	507,786
4.55%, 9/15/2028 (a)	100,000	98,693
5.85%, 9/15/2034 (a)	480,000	481,776
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	400,000	397,608
Hartford Financial Services Group, Inc.:
4.40%, 3/15/2048	326,000	272,190
5.95%, 10/15/2036	100,000	102,643
Jackson Financial, Inc.:
4.00%, 11/23/2051	1,000	689
5.17%, 6/8/2027	78,000	78,378

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Kemper Corp.:
2.40%, 9/30/2030 (a)	$101,000	$85,606
3.80%, 2/23/2032 (a)	131,000	115,314
Lincoln National Corp.:
3.05%, 1/15/2030 (a)	50,000	45,029
3.40%, 1/15/2031	250,000	224,642
3.80%, 3/1/2028 (a)	201,000	193,776
4.38%, 6/15/2050 (a)	100,000	77,589
7.00%, 6/15/2040 (a)	1,034,000	1,130,183
Loews Corp. 3.20%, 5/15/2030	75,000	69,032
Manulife Financial Corp.:
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (b)	760,000	741,646
4.15%, 3/4/2026	200,000	198,850
5.38%, 3/4/2046	100,000	97,509
Markel Group, Inc.:
3.45%, 5/7/2052 (a)	150,000	99,432
4.15%, 9/17/2050 (a)	123,000	93,225
4.30%, 11/1/2047	100,000	78,075
5.00%, 4/5/2046	155,000	135,851
6.00%, 5/16/2054	262,000	260,242
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	38,000	32,762
2.38%, 12/15/2031	216,000	181,161
3.75%, 3/14/2026 (a)	35,000	34,673
4.20%, 3/1/2048	228,000	185,001
4.55%, 11/8/2027	70,000	69,940
4.65%, 3/15/2030	105,000	103,726
4.75%, 3/15/2039	150,000	139,040
4.85%, 11/15/2031 (a)	427,000	421,244
4.90%, 3/15/2049	532,000	476,757
5.00%, 3/15/2035	600,000	585,228
5.35%, 11/15/2044	289,000	280,671
5.40%, 3/15/2055	280,000	268,890
5.45%, 3/15/2053	225,000	216,976
5.45%, 3/15/2054 (a)	150,000	144,737
5.70%, 9/15/2053 (a)	915,000	915,567
5.88%, 8/1/2033	300,000	313,584
MetLife, Inc.:
4.05%, 3/1/2045	856,000	686,598
4.13%, 8/13/2042	502,000	417,609
4.55%, 3/23/2030	126,000	124,323
4.72%, 12/15/2044	1,220,000	1,079,151
4.88%, 11/13/2043	237,000	215,077
5.25%, 1/15/2054 (a)	168,000	157,487
5.30%, 12/15/2034 (a)	350,000	349,097
5.38%, 7/15/2033 (a)	100,000	101,108
5.70%, 6/15/2035 (a)	160,000	164,637
5.88%, 2/6/2041	107,000	109,218
6.40%, 12/15/2066	289,000	294,393
MGIC Investment Corp. 5.25%, 8/15/2028	250,000	244,560
Security Description	Principal Amount	Value
Munich Re America Corp. Series B, 7.45%, 12/15/2026	$60,000	$63,141
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	235,000	240,501
NMI Holdings, Inc. 6.00%, 8/15/2029	198,000	200,035
Old Republic International Corp. 5.75%, 3/28/2034	300,000	300,696
PartnerRe Finance B LLC 5 yr. CMT + 3.82%, 4.50%, 10/1/2050 (b)	161,000	148,777
Primerica, Inc. 2.80%, 11/19/2031	500,000	427,530
Principal Financial Group, Inc.:
2.13%, 6/15/2030	250,000	215,372
3.10%, 11/15/2026	465,000	451,585
3.70%, 5/15/2029	148,000	140,914
4.63%, 9/15/2042	50,000	43,974
5.38%, 3/15/2033 (a)	743,000	743,297
5.50%, 3/15/2053 (a)	200,000	191,042
Progressive Corp.:
3.20%, 3/26/2030	1,033,000	954,182
3.70%, 3/15/2052	25,000	18,506
4.13%, 4/15/2047	394,000	317,434
4.35%, 4/25/2044	125,000	106,141
4.95%, 6/15/2033 (a)	100,000	98,969
6.25%, 12/1/2032	145,000	155,872
Prudential Financial, Inc.:
Series MTN, 3.70%, 3/13/2051	646,000	467,013
3.91%, 12/7/2047	660,000	504,583
3.94%, 12/7/2049	555,000	419,857
Series MTN, 4.42%, 3/27/2048	200,000	164,852
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (a) (b)	842,000	812,799
Series MTN, 4.60%, 5/15/2044	200,000	174,370
3 mo. USD Term SOFR + 2.67%, 5.70%, 9/15/2048 (b)	150,000	148,736
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (b)	10,000	10,011
5 yr. CMT + 2.40%, 6.50%, 3/15/2054 (b)	108,000	110,978
Series MTN, 6.63%, 6/21/2040	99,000	108,502
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (b)	850,000	884,042
Prudential Funding Asia PLC 3.63%, 3/24/2032	310,000	279,992

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	$292,000	$263,521
5.75%, 9/15/2034	300,000	302,052
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	71,000	68,675
RenaissanceRe Holdings Ltd. 5.75%, 6/5/2033	651,000	653,161
SiriusPoint Ltd. 7.00%, 4/5/2029	790,000	812,009
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	190,000	234,616
Travelers Cos., Inc.:
2.55%, 4/27/2050	20,000	11,809
3.75%, 5/15/2046	5,000	3,817
4.00%, 5/30/2047	200,000	158,296
4.05%, 3/7/2048	953,000	761,485
4.10%, 3/4/2049	239,000	190,889
5.35%, 11/1/2040	131,000	128,438
5.45%, 5/25/2053	285,000	277,895
Series MTN, 6.25%, 6/15/2037	201,000	216,260
6.75%, 6/20/2036	93,000	103,485
Trinity Acquisition PLC 4.40%, 3/15/2026	13,000	12,904
Unum Group:
4.13%, 6/15/2051	450,000	331,771
6.00%, 6/15/2054 (a)	200,000	198,278
W.R. Berkley Corp. 4.75%, 8/1/2044	100,000	87,470
Willis North America, Inc.:
4.65%, 6/15/2027	514,000	512,869
5.05%, 9/15/2048	50,000	44,017
5.35%, 5/15/2033	400,000	397,580
5.90%, 3/5/2054	300,000	294,600
XL Group Ltd. 5.25%, 12/15/2043	265,000	245,271
		55,444,120
INTERNET — 1.7%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	223,000	187,802
3.15%, 2/9/2051 (a)	397,000	256,835
3.25%, 2/9/2061 (a)	495,000	307,237
3.40%, 12/6/2027	186,000	179,412
4.20%, 12/6/2047 (a)	379,000	302,408
4.40%, 12/6/2057 (a)	645,000	513,001
4.88%, 5/26/2030 (a) (e)	375,000	371,704
5.25%, 5/26/2035 (e)	530,000	519,522
5.63%, 11/26/2054 (a) (e)	205,000	199,404
Alphabet, Inc.:
1.90%, 8/15/2040	500,000	326,455
2.05%, 8/15/2050 (a)	300,000	166,395
2.25%, 8/15/2060 (a)	200,000	108,184
Amazon.com, Inc.:
1.00%, 5/12/2026	766,000	732,878
Security Description	Principal Amount	Value
1.20%, 6/3/2027	$482,000	$446,848
1.50%, 6/3/2030	675,000	572,555
1.65%, 5/12/2028	350,000	318,871
2.10%, 5/12/2031	734,000	626,616
2.50%, 6/3/2050	720,000	429,142
2.70%, 6/3/2060	300,000	171,876
3.10%, 5/12/2051	475,000	319,395
3.15%, 8/22/2027	1,969,000	1,903,885
3.25%, 5/12/2061 (a)	1,054,000	686,744
3.30%, 4/13/2027	350,000	341,673
3.45%, 4/13/2029 (a)	400,000	383,628
3.60%, 4/13/2032	225,000	208,080
3.88%, 8/22/2037	730,000	645,356
3.95%, 4/13/2052	366,000	288,265
4.05%, 8/22/2047 (a)	1,222,000	1,005,364
4.10%, 4/13/2062	391,000	306,481
4.25%, 8/22/2057	400,000	326,924
4.55%, 12/1/2027 (a)	700,000	704,088
4.65%, 12/1/2029 (a)	400,000	402,580
4.70%, 12/1/2032	675,000	671,672
4.80%, 12/5/2034 (a)	100,000	99,605
4.95%, 12/5/2044	500,000	476,890
Baidu, Inc.:
1.72%, 4/9/2026 (a)	250,000	240,407
2.38%, 10/9/2030 (a)	163,000	141,145
2.38%, 8/23/2031 (a)	328,000	276,356
3.43%, 4/7/2030	850,000	785,485
3.63%, 7/6/2027	235,000	228,918
4.38%, 3/29/2028 (a)	227,000	222,889
Booking Holdings, Inc.:
3.55%, 3/15/2028	450,000	435,235
3.60%, 6/1/2026 (a)	225,000	222,120
4.63%, 4/13/2030	420,000	416,094
eBay, Inc.:
1.40%, 5/10/2026	175,000	167,491
2.70%, 3/11/2030	450,000	403,704
3.60%, 6/5/2027	281,000	274,000
4.00%, 7/15/2042	825,000	656,279
Expedia Group, Inc.:
2.95%, 3/15/2031	50,000	44,020
3.25%, 2/15/2030 (a)	240,000	221,194
3.80%, 2/15/2028 (a)	906,000	874,190
4.63%, 8/1/2027	325,000	323,690
JD.com, Inc.:
3.38%, 1/14/2030 (a)	100,000	92,357
3.88%, 4/29/2026 (a)	5,000	4,932
Meta Platforms, Inc.:
3.50%, 8/15/2027	554,000	541,275
3.85%, 8/15/2032	476,000	442,466
4.30%, 8/15/2029 (a)	400,000	394,756
4.45%, 8/15/2052	755,000	635,680
4.55%, 8/15/2031	500,000	491,630
4.60%, 5/15/2028 (a)	200,000	200,194
4.65%, 8/15/2062	300,000	254,382
4.75%, 8/15/2034	500,000	486,895

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 5/15/2030 (a)	$120,000	$120,895
4.95%, 5/15/2033 (a)	359,000	359,381
5.40%, 8/15/2054	600,000	581,652
5.55%, 8/15/2064	1,025,000	1,001,989
5.60%, 5/15/2053	857,000	856,649
5.75%, 5/15/2063	455,000	458,690
Netflix, Inc.:
4.38%, 11/15/2026 (a)	400,000	398,872
4.88%, 4/15/2028 (a)	100,000	100,407
4.90%, 8/15/2034 (a)	135,000	132,434
5.40%, 8/15/2054	210,000	204,842
6.38%, 5/15/2029 (a)	300,000	317,676
Tencent Music Entertainment Group 2.00%, 9/3/2030 (a)	450,000	378,450
Uber Technologies, Inc.:
4.30%, 1/15/2030 (a)	100,000	96,787
4.80%, 9/15/2034	400,000	381,756
5.35%, 9/15/2054	500,000	462,080
VeriSign, Inc.:
2.70%, 6/15/2031	150,000	128,781
4.75%, 7/15/2027	50,000	49,973
Weibo Corp. 3.38%, 7/8/2030 (a)	117,000	104,711
		31,121,584
INVESTMENT COMPANY SECURITY — 1.0%
Apollo Debt Solutions BDC:
6.70%, 7/29/2031 (e)	145,000	148,880
6.90%, 4/13/2029 (a) (e)	660,000	681,721
ARES Capital Corp.:
2.15%, 7/15/2026	386,000	369,321
2.88%, 6/15/2027	448,000	426,079
2.88%, 6/15/2028	242,000	223,010
3.20%, 11/15/2031	251,000	215,822
3.88%, 1/15/2026	407,000	402,263
5.88%, 3/1/2029	346,000	349,159
5.95%, 7/15/2029	201,000	203,400
7.00%, 1/15/2027	186,000	192,783
Ares Strategic Income Fund:
5.60%, 2/15/2030 (a) (e)	225,000	222,176
5.70%, 3/15/2028 (e)	100,000	99,994
ARES Strategic Income Fund 6.35%, 8/15/2029 (a) (e)	350,000	356,265
Barings BDC, Inc. 7.00%, 2/15/2029	200,000	204,886
BlackRock TCP Capital Corp. 6.95%, 5/30/2029 (a)	115,000	119,789
Blackstone Private Credit Fund:
2.63%, 12/15/2026	274,000	261,051
3.25%, 3/15/2027	200,000	191,426
4.00%, 1/15/2029 (a)	300,000	283,203
4.95%, 9/26/2027 (e)	300,000	296,547
5.25%, 4/1/2030 (e)	250,000	242,923
5.60%, 11/22/2029 (e)	250,000	246,897
Security Description	Principal Amount	Value
6.00%, 11/22/2034 (e)	$250,000	$243,357
6.25%, 1/25/2031	214,000	218,199
7.30%, 11/27/2028	308,000	323,939
Blackstone Secured Lending Fund:
2.13%, 2/15/2027 (a)	102,000	95,386
2.75%, 9/16/2026 (a)	385,000	369,527
2.85%, 9/30/2028	399,000	362,272
3.63%, 1/15/2026	250,000	246,087
5.35%, 4/13/2028	700,000	698,180
5.88%, 11/15/2027	200,000	203,222
Blue Owl Capital Corp.:
2.63%, 1/15/2027	323,000	304,990
2.88%, 6/11/2028	1,050,000	954,649
3.13%, 4/13/2027	113,000	106,540
5.95%, 3/15/2029 (a)	550,000	552,255
8.45%, 11/15/2026	221,000	232,143
Blue Owl Credit Income Corp.:
3.13%, 9/23/2026	230,000	220,793
4.70%, 2/8/2027	100,000	98,656
5.80%, 3/15/2030 (e)	200,000	196,846
6.60%, 9/15/2029 (e)	40,000	40,800
6.65%, 3/15/2031 (a)	145,000	147,487
7.75%, 1/15/2029	175,000	186,631
7.95%, 6/13/2028	350,000	371,658
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	200,000	187,614
Blue Owl Technology Finance Corp. II 6.75%, 4/4/2029 (e)	300,000	301,764
Carlyle Secured Lending, Inc. 6.75%, 2/18/2030	200,000	203,928
Franklin BSP Capital Corp. 7.20%, 6/15/2029 (e)	190,000	193,914
FS KKR Capital Corp.:
2.63%, 1/15/2027	60,000	56,768
3.13%, 10/12/2028 (a)	658,000	595,832
3.40%, 1/15/2026	360,000	353,027
6.88%, 8/15/2029	150,000	154,847
7.88%, 1/15/2029 (a)	275,000	292,363
Goldman Sachs BDC, Inc. 6.38%, 3/11/2027 (a)	200,000	204,746
Golub Capital BDC, Inc.:
2.50%, 8/24/2026	185,000	176,275
6.00%, 7/15/2029	450,000	449,820
7.05%, 12/5/2028 (a)	125,000	129,591
Golub Capital Private Credit Fund 5.80%, 9/12/2029 (e)	500,000	489,595
HA Sustainable Infrastructure Capital, Inc. 6.38%, 7/1/2034 (e)	401,000	391,336
HPS Corporate Lending Fund:
6.25%, 9/30/2029 (a) (e)	200,000	203,014
6.75%, 1/30/2029 (e)	125,000	128,269

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Main Street Capital Corp. 6.50%, 6/4/2027	$100,000	$101,823
Morgan Stanley Direct Lending Fund:
4.50%, 2/11/2027	131,000	128,983
6.15%, 5/17/2029 (a) (e)	415,000	417,407
New Mountain Finance Corp. 6.88%, 2/1/2029	75,000	75,579
North Haven Private Income Fund LLC 5.75%, 2/1/2030 (a) (e)	285,000	277,732
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	110,000	103,580
7.10%, 2/15/2029 (a)	140,000	144,211
Oaktree Strategic Credit Fund:
6.50%, 7/23/2029 (a)	100,000	101,136
8.40%, 11/14/2028 (a)	40,000	42,820
Sixth Street Lending Partners:
5.75%, 1/15/2030 (e)	290,000	284,084
6.50%, 3/11/2029 (e)	560,000	566,972
Sixth Street Specialty Lending, Inc. 6.95%, 8/14/2028 (a)	660,000	687,086
		19,355,328
IRON/STEEL — 0.3%
ArcelorMittal SA:
4.55%, 3/11/2026	720,000	715,579
6.00%, 6/17/2034 (a)	25,000	25,350
6.35%, 6/17/2054 (a)	200,000	197,672
6.75%, 3/1/2041 (a)	665,000	684,332
6.80%, 11/29/2032 (a)	243,000	259,728
7.00%, 10/15/2039	200,000	212,684
Nucor Corp.:
2.70%, 6/1/2030	50,000	44,642
2.98%, 12/15/2055	283,000	168,060
3.85%, 4/1/2052	400,000	296,864
4.30%, 5/23/2027 (a)	235,000	233,125
4.40%, 5/1/2048 (a)	125,000	103,951
6.40%, 12/1/2037	130,000	139,572
Steel Dynamics, Inc.:
3.25%, 10/15/2050 (a)	275,000	180,609
5.38%, 8/15/2034 (a)	105,000	104,220
Vale Overseas Ltd.:
3.75%, 7/8/2030	900,000	822,699
6.13%, 6/12/2033 (a)	821,000	827,839
6.40%, 6/28/2054 (a)	200,000	195,910
6.88%, 11/21/2036	200,000	212,812
6.88%, 11/10/2039	175,000	185,062
8.25%, 1/17/2034	100,000	117,088
		5,727,798
IT SERVICES — 0.5%
Accenture Capital, Inc.:
3.90%, 10/4/2027	200,000	197,078
4.05%, 10/4/2029	300,000	291,225
Security Description	Principal Amount	Value
4.25%, 10/4/2031	$300,000	$288,402
4.50%, 10/4/2034	65,000	61,791
Apple, Inc.:
4.00%, 5/10/2028 (a)	140,000	137,992
4.42%, 5/8/2026	145,000	144,919
4.85%, 5/10/2053 (a)	325,000	307,125
Booz Allen Hamilton, Inc. 5.95%, 8/4/2033	375,000	383,745
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	368,000	270,359
3.45%, 12/15/2051 (a)	468,000	317,210
4.35%, 2/1/2030	250,000	241,988
4.85%, 2/1/2035 (a)	250,000	237,455
5.40%, 4/15/2034 (a)	350,000	348,817
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	130,000	132,838
Hewlett Packard Enterprise Co.:
4.40%, 9/25/2027	190,000	187,937
4.45%, 9/25/2026	200,000	198,992
4.55%, 10/15/2029	400,000	389,852
4.85%, 10/15/2031	500,000	487,725
5.00%, 10/15/2034	500,000	480,920
5.25%, 7/1/2028	225,000	227,115
5.60%, 10/15/2054 (a)	495,000	466,572
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2027	459,000	459,321
4.60%, 2/5/2029	250,000	247,743
4.70%, 2/5/2026 (a)	500,000	500,575
4.75%, 2/5/2031	550,000	544,384
4.90%, 2/5/2034 (a)	250,000	242,880
5.25%, 2/5/2044	272,000	256,988
5.30%, 2/5/2054 (a)	340,000	313,551
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (a)	138,000	143,651
		8,509,150
LEISURE TIME — 0.1%
Brunswick Corp.:
2.40%, 8/18/2031 (a)	643,000	526,193
4.40%, 9/15/2032 (a)	140,000	128,199
5.10%, 4/1/2052 (a)	450,000	349,780
5.85%, 3/18/2029 (a)	190,000	193,012
Polaris, Inc. 6.95%, 3/15/2029 (a)	250,000	263,000
		1,460,184
LODGING — 0.3%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	108,000	100,287
3.70%, 1/15/2031	75,000	67,465
5.85%, 8/1/2034	160,000	160,298

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Hyatt Hotels Corp.:
4.85%, 3/15/2026	$549,000	$548,599
5.25%, 6/30/2029	100,000	100,092
5.50%, 6/30/2034	105,000	104,088
5.75%, 1/30/2027	700,000	710,794
Las Vegas Sands Corp.:
3.90%, 8/8/2029	300,000	278,802
5.90%, 6/1/2027	200,000	202,900
6.00%, 8/15/2029	225,000	227,758
6.20%, 8/15/2034	500,000	502,855
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033 (a)	213,000	175,086
Series R, 3.13%, 6/15/2026	50,000	48,878
Series GG, 3.50%, 10/15/2032	102,000	89,978
Series FF, 4.63%, 6/15/2030 (a)	126,000	123,693
4.80%, 3/15/2030 (a)	50,000	49,626
4.88%, 5/15/2029 (a)	277,000	275,917
4.90%, 4/15/2029	800,000	798,800
5.00%, 10/15/2027	51,000	51,370
5.30%, 5/15/2034 (a)	310,000	307,641
5.35%, 3/15/2035	300,000	295,899
5.55%, 10/15/2028	100,000	102,152
Sands China Ltd.:
2.30%, 3/8/2027	10,000	9,304
2.85%, 3/8/2029	500,000	445,570
3.25%, 8/8/2031 (a)	10,000	8,551
3.80%, 1/8/2026	160,000	157,034
4.38%, 6/18/2030 (a)	90,000	83,899
5.40%, 8/8/2028	590,000	583,150
		6,610,486
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	25,000	22,019
Caterpillar Financial Services Corp.:
0.90%, 3/2/2026	226,000	217,003
Series MTN, 1.15%, 9/14/2026	200,000	189,354
Series MTN, 1.70%, 1/8/2027	100,000	94,636
2.40%, 8/9/2026	48,000	46,457
Series DMTN, 4.35%, 5/15/2026	100,000	99,889
4.38%, 8/16/2029 (a)	155,000	152,593
4.40%, 10/15/2027	475,000	473,062
4.45%, 10/16/2026	145,000	145,036
4.50%, 1/8/2027	165,000	165,337
4.60%, 11/15/2027	500,000	500,300
4.70%, 11/15/2029	200,000	199,304
4.80%, 1/6/2026	250,000	250,820
4.85%, 2/27/2029 (a)	350,000	351,907
5.00%, 5/14/2027	251,000	253,678
Security Description	Principal Amount	Value
5.05%, 2/27/2026	$350,000	$352,387
Caterpillar, Inc.:
2.60%, 9/19/2029 (a)	40,000	36,474
2.60%, 4/9/2030 (a)	183,000	165,006
3.25%, 9/19/2049 (a)	725,000	504,883
3.25%, 4/9/2050	100,000	69,124
3.80%, 8/15/2042	900,000	729,324
4.30%, 5/15/2044	50,000	43,144
5.20%, 5/27/2041	126,000	123,331
		5,185,068
MACHINERY-DIVERSIFIED — 0.8%
AGCO Corp.:
5.45%, 3/21/2027	519,000	523,920
5.80%, 3/21/2034 (a)	155,000	155,803
CNH Industrial Capital LLC:
1.45%, 7/15/2026 (a)	125,000	118,833
4.50%, 10/8/2027	60,000	59,415
4.55%, 4/10/2028	160,000	157,734
5.10%, 4/20/2029	250,000	249,862
5.50%, 1/12/2029	250,000	253,585
Deere & Co.:
3.10%, 4/15/2030	350,000	321,996
3.90%, 6/9/2042 (a)	100,000	83,355
Dover Corp.:
2.95%, 11/4/2029	47,000	42,830
5.38%, 3/1/2041	480,000	464,654
Flowserve Corp.:
2.80%, 1/15/2032 (a)	50,000	42,435
3.50%, 10/1/2030	276,000	252,018
IDEX Corp. 4.95%, 9/1/2029 (a)	135,000	134,429
Ingersoll Rand, Inc.:
5.18%, 6/15/2029	275,000	277,442
5.20%, 6/15/2027	501,000	506,726
5.40%, 8/14/2028	100,000	101,635
5.45%, 6/15/2034 (a)	105,000	105,548
5.70%, 8/14/2033	200,000	204,538
5.70%, 6/15/2054	85,000	83,411
John Deere Capital Corp.:
Series MTN, 0.70%, 1/15/2026	50,000	48,077
Series MTN, 1.05%, 6/17/2026	443,000	421,807
Series MTN, 1.30%, 10/13/2026	50,000	47,340
Series MTN, 1.50%, 3/6/2028 (a)	100,000	90,815
Series MTN, 1.70%, 1/11/2027 (a)	462,000	436,978
Series MTN, 1.75%, 3/9/2027	277,000	260,906
Series MTN, 2.25%, 9/14/2026	100,000	96,389
Series MTN, 2.35%, 3/8/2027	50,000	47,723

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.65%, 6/10/2026	$75,000	$73,130
Series MTN, 2.80%, 7/18/2029	298,000	274,664
Series MTN, 3.90%, 6/7/2032	406,000	376,902
Series MTN, 4.15%, 9/15/2027	169,000	167,340
4.20%, 7/15/2027	240,000	238,241
Series MTN, 4.35%, 9/15/2032	351,000	336,469
4.40%, 9/8/2031	250,000	242,203
4.50%, 1/8/2027	300,000	300,366
4.50%, 1/16/2029	340,000	336,984
Series MTN, 4.70%, 6/10/2030	365,000	363,828
Series MTN, 4.75%, 1/20/2028 (a)	436,000	438,189
Series MTN, 4.80%, 1/9/2026	265,000	265,808
Series MTN, 4.85%, 3/5/2027	250,000	251,607
Series MTN, 4.85%, 6/11/2029	250,000	250,872
Series MTN, 4.90%, 6/11/2027	229,000	230,701
Series MTN, 4.90%, 3/3/2028 (a)	385,000	387,999
Series MTN, 4.90%, 3/7/2031 (a)	250,000	249,698
Series MTN, 4.95%, 3/6/2026 (a)	170,000	170,860
Series MTN, 4.95%, 7/14/2028	30,000	30,285
Series FXD, 5.05%, 3/3/2026	123,000	123,895
Series MTN, 5.05%, 6/12/2034 (a)	272,000	270,569
Series MTN, 5.10%, 4/11/2034 (a)	500,000	499,550
Series I, 5.15%, 9/8/2033 (a)	325,000	325,796
Series MTN, 5.15%, 9/8/2026	100,000	101,275
Nordson Corp.:
4.50%, 12/15/2029	300,000	292,704
5.80%, 9/15/2033 (a)	100,000	103,022
nVent Finance SARL:
2.75%, 11/15/2031 (a)	100,000	84,088
5.65%, 5/15/2033	100,000	99,921
Otis Worldwide Corp.:
2.57%, 2/15/2030	797,000	708,318
3.11%, 2/15/2040	591,000	441,648
5.13%, 11/19/2031	250,000	250,195
5.25%, 8/16/2028	55,000	55,668
Rockwell Automation, Inc.:
2.80%, 8/15/2061 (a)	210,000	117,934
Security Description	Principal Amount	Value
3.50%, 3/1/2029	$250,000	$237,375
Westinghouse Air Brake Technologies Corp.:
4.70%, 9/15/2028	431,000	427,087
5.61%, 3/11/2034 (a)	45,000	45,575
Xylem, Inc.:
2.25%, 1/30/2031 (a)	100,000	85,234
3.25%, 11/1/2026 (a)	200,000	195,048
4.38%, 11/1/2046	168,000	137,216
		15,178,468
MEDIA — 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	910,000	802,183
3.50%, 6/1/2041	300,000	205,698
3.50%, 3/1/2042	700,000	476,056
3.75%, 2/15/2028	730,000	695,267
3.85%, 4/1/2061	400,000	241,468
3.90%, 6/1/2052 (a)	25,000	16,086
3.95%, 6/30/2062	225,000	136,996
4.20%, 3/15/2028	234,000	226,184
4.40%, 4/1/2033	250,000	223,140
4.40%, 12/1/2061 (a)	298,000	197,944
4.80%, 3/1/2050	1,070,000	803,880
5.05%, 3/30/2029	673,000	659,924
5.13%, 7/1/2049	265,000	208,452
5.25%, 4/1/2053 (a)	200,000	161,040
5.38%, 4/1/2038	1,035,000	924,307
5.38%, 5/1/2047	657,000	536,835
5.50%, 4/1/2063	215,000	170,774
5.75%, 4/1/2048	1,004,000	859,484
6.10%, 6/1/2029	354,000	360,786
6.15%, 11/10/2026	245,000	249,679
6.38%, 10/23/2035	700,000	698,733
6.48%, 10/23/2045	825,000	779,460
6.55%, 6/1/2034	705,000	720,820
6.65%, 2/1/2034	243,000	250,151
6.83%, 10/23/2055	219,000	213,538
Comcast Corp.:
1.50%, 2/15/2031 (a)	200,000	162,846
1.95%, 1/15/2031	816,000	682,551
2.35%, 1/15/2027	100,000	95,568
2.45%, 8/15/2052 (a)	160,000	86,701
2.65%, 2/1/2030	355,000	317,973
2.65%, 8/15/2062	100,000	52,284
2.80%, 1/15/2051	490,000	291,374
2.89%, 11/1/2051	1,726,000	1,040,485
2.94%, 11/1/2056	1,231,000	717,685
2.99%, 11/1/2063	1,255,000	707,632
3.15%, 3/1/2026	640,000	630,253
3.25%, 11/1/2039	350,000	265,538
3.30%, 4/1/2027	332,000	322,541
3.40%, 4/1/2030	794,000	736,006

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 7/15/2046	$329,000	$231,313
3.45%, 2/1/2050	725,000	496,538
3.55%, 5/1/2028	566,000	543,445
3.75%, 4/1/2040	881,000	708,562
3.90%, 3/1/2038	1,042,000	875,603
3.97%, 11/1/2047	1,586,000	1,205,503
4.00%, 3/1/2048	794,000	603,567
4.00%, 11/1/2049	384,000	290,388
4.05%, 11/1/2052	327,000	245,567
4.15%, 10/15/2028	150,000	146,339
4.20%, 8/15/2034 (a)	200,000	183,056
4.25%, 10/15/2030	751,000	724,077
4.25%, 1/15/2033	357,000	333,024
4.55%, 1/15/2029	224,000	221,769
4.60%, 10/15/2038	250,000	225,945
4.60%, 8/15/2045	90,000	77,193
4.65%, 2/15/2033	200,000	193,070
4.65%, 7/15/2042	50,000	43,628
4.70%, 10/15/2048	500,000	429,160
4.80%, 5/15/2033	200,000	194,354
4.95%, 10/15/2058 (a)	205,000	177,522
5.10%, 6/1/2029 (a)	500,000	504,645
5.30%, 6/1/2034 (a)	300,000	299,535
5.35%, 5/15/2053	601,000	555,829
5.50%, 11/15/2032	525,000	537,400
5.50%, 5/15/2064	300,000	280,146
5.65%, 6/1/2054	240,000	232,121
6.55%, 7/1/2039	310,000	335,184
7.05%, 3/15/2033	250,000	278,395
Discovery Communications LLC:
3.63%, 5/15/2030	999,000	888,451
3.95%, 3/20/2028	850,000	804,899
4.00%, 9/15/2055	500,000	315,840
4.13%, 5/15/2029	235,000	219,180
4.90%, 3/11/2026	750,000	748,365
5.00%, 9/20/2037	300,000	249,462
6.35%, 6/1/2040	80,000	73,934
FactSet Research Systems, Inc.:
2.90%, 3/1/2027	100,000	96,041
3.45%, 3/1/2032	184,000	162,520
Fox Corp.:
4.71%, 1/25/2029 (a)	290,000	286,569
5.48%, 1/25/2039	419,000	398,343
5.58%, 1/25/2049 (a)	723,000	670,250
6.50%, 10/13/2033	737,000	775,722
Grupo Televisa SAB:
5.00%, 5/13/2045	200,000	144,818
6.63%, 1/15/2040	260,000	234,712
8.50%, 3/11/2032	455,000	498,589
NBCUniversal Media LLC:
5.95%, 4/1/2041	152,000	153,788
6.40%, 4/30/2040	400,000	424,740
Security Description	Principal Amount	Value
Paramount Global:
3.70%, 6/1/2028	$375,000	$353,655
4.20%, 6/1/2029	200,000	188,736
4.38%, 3/15/2043	200,000	145,722
4.60%, 1/15/2045	494,000	363,841
4.85%, 7/1/2042	100,000	79,026
4.90%, 8/15/2044	422,000	320,357
4.95%, 1/15/2031	315,000	294,317
5.25%, 4/1/2044	450,000	351,661
5.50%, 5/15/2033	100,000	93,923
5.85%, 9/1/2043	211,000	181,983
6.88%, 4/30/2036	281,000	285,499
7.88%, 7/30/2030	900,000	974,925
TCI Communications, Inc. 7.88%, 2/15/2026	80,000	82,800
Thomson Reuters Corp.:
5.65%, 11/23/2043	50,000	48,317
5.85%, 4/15/2040	150,000	152,106
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	555,000	622,949
Time Warner Cable LLC:
4.50%, 9/15/2042	153,000	114,104
5.50%, 9/1/2041	251,000	213,325
5.88%, 11/15/2040	836,000	747,083
6.55%, 5/1/2037	211,000	203,349
6.75%, 6/15/2039	913,000	895,242
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	633,000	607,655
3.00%, 2/13/2026	550,000	541,359
Series MTN, 3.00%, 7/30/2046	57,000	38,212
Series GMTN, 4.13%, 6/1/2044	500,000	411,145
Series B, 7.00%, 3/1/2032 (a)	160,000	178,568
Walt Disney Co.:
2.00%, 9/1/2029	107,000	95,116
2.20%, 1/13/2028	550,000	513,584
2.65%, 1/13/2031	1,178,000	1,041,281
2.75%, 9/1/2049	677,000	422,130
3.50%, 5/13/2040	400,000	320,408
3.60%, 1/13/2051	810,000	594,508
3.80%, 3/22/2030	25,000	23,930
3.80%, 5/13/2060	157,000	113,918
4.70%, 3/23/2050 (a)	380,000	337,653
4.75%, 9/15/2044	735,000	659,111
4.75%, 11/15/2046	320,000	284,301
4.95%, 10/15/2045	369,000	337,484
6.15%, 2/15/2041	500,000	529,045
6.20%, 12/15/2034	100,000	108,897
6.55%, 3/15/2033	522,000	573,767
6.65%, 11/15/2037	65,000	72,422

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
7.75%, 12/1/2045	$272,000	$346,218
		50,111,055
METAL FABRICATE & HARDWARE — 0.0% (d)
Precision Castparts Corp. 4.38%, 6/15/2045	1,005,000	853,768
Valmont Industries, Inc.:
5.00%, 10/1/2044	50,000	45,091
5.25%, 10/1/2054	100,000	91,760
		990,619
MINING — 0.6%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	216,000	198,532
3.75%, 10/1/2030	360,000	325,037
Barrick North America Finance LLC:
5.70%, 5/30/2041	15,000	14,724
5.75%, 5/1/2043 (a)	623,000	615,337
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	487,000	491,062
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	100,000	84,112
4.75%, 2/28/2028	300,000	299,544
4.88%, 2/27/2026	150,000	150,404
5.00%, 9/30/2043	1,263,000	1,181,486
5.10%, 9/8/2028	200,000	201,882
5.25%, 9/8/2026	337,000	340,400
5.25%, 9/8/2030 (a)	50,000	50,801
5.25%, 9/8/2033 (a)	300,000	301,188
5.50%, 9/8/2053 (a)	160,000	156,390
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	178,000	172,989
4.25%, 3/1/2030	274,000	260,927
4.38%, 8/1/2028	270,000	262,545
4.63%, 8/1/2030 (a)	165,000	159,888
5.45%, 3/15/2043	600,000	560,340
Kinross Gold Corp.:
4.50%, 7/15/2027	150,000	148,533
6.25%, 7/15/2033	50,000	51,881
Newmont Corp.:
2.25%, 10/1/2030 (a)	75,000	64,699
2.60%, 7/15/2032 (a)	469,000	398,495
2.80%, 10/1/2029	700,000	638,771
4.88%, 3/15/2042 (a)	50,000	45,600
5.45%, 6/9/2044 (a)	340,000	327,199
5.88%, 4/1/2035	254,000	261,026
6.25%, 10/1/2039	86,000	90,458
Newmont Corp./Newcrest Finance Pty. Ltd.:
3.25%, 5/13/2030	30,000	27,554
5.30%, 3/15/2026	165,000	166,020
5.35%, 3/15/2034	200,000	199,112
Security Description	Principal Amount	Value
Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	$550,000	$580,233
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051	211,000	128,790
5.20%, 11/2/2040	250,000	241,157
7.13%, 7/15/2028	75,000	80,506
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	192,000	160,182
5.13%, 3/9/2053	654,000	603,897
Southern Copper Corp.:
5.25%, 11/8/2042	486,000	439,349
6.75%, 4/16/2040	1,026,000	1,098,825
Yamana Gold, Inc. 2.63%, 8/15/2031	200,000	168,218
		11,748,093
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
Series MTN, 2.25%, 9/19/2026 (a)	200,000	192,138
2.38%, 8/26/2029 (a)	328,000	294,282
2.88%, 10/15/2027	94,000	89,937
3.05%, 4/15/2030	242,000	221,948
Series MTN, 3.13%, 9/19/2046	20,000	13,710
3.25%, 8/26/2049 (a)	341,000	231,208
Series MTN, 3.38%, 3/1/2029	60,000	56,554
Series MTN, 3.63%, 10/15/2047	339,000	246,592
3.70%, 4/15/2050 (a)	219,000	160,939
Series MTN, 3.88%, 6/15/2044	156,000	122,515
Series MTN, 4.00%, 9/14/2048 (a)	250,000	196,360
Series MTN, 5.70%, 3/15/2037 (a)	130,000	133,373
Carlisle Cos., Inc.:
2.20%, 3/1/2032	150,000	122,437
2.75%, 3/1/2030	661,000	592,573
Eaton Corp.:
3.10%, 9/15/2027	106,000	102,104
4.15%, 3/15/2033 (a)	692,000	650,425
4.15%, 11/2/2042	215,000	181,348
4.35%, 5/18/2028 (a)	455,000	450,996
4.70%, 8/23/2052	194,000	170,765
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	1,112,000	907,347
4.88%, 9/15/2041	150,000	140,298
Parker-Hannifin Corp.:
4.00%, 6/14/2049 (a)	380,000	296,875
4.10%, 3/1/2047 (e)	150,000	120,319
4.25%, 9/15/2027	300,000	296,943
Series MTN, 4.45%, 11/21/2044	115,000	98,492
4.50%, 9/15/2029	575,000	567,111

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Pentair Finance SARL 4.50%, 7/1/2029	$395,000	$384,098
Teledyne Technologies, Inc. 2.75%, 4/1/2031	619,000	538,264
Textron, Inc.:
2.45%, 3/15/2031	80,000	68,089
3.38%, 3/1/2028	400,000	380,672
3.65%, 3/15/2027	453,000	440,973
3.90%, 9/17/2029	190,000	180,540
6.10%, 11/15/2033	685,000	713,873
		9,364,098
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	90,000	86,319
3.25%, 2/15/2029	400,000	368,788
3.28%, 12/1/2028	553,000	515,501
5.10%, 3/1/2030	225,000	221,902
5.55%, 8/22/2034 (a)	140,000	138,262
		1,330,772
OIL & GAS — 3.3%
Apache Corp.:
4.75%, 4/15/2043 (a)	250,000	198,965
5.10%, 9/1/2040 (a)	413,000	358,777
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	479,000	409,967
2.77%, 11/10/2050	925,000	555,305
2.94%, 6/4/2051 (a)	705,000	436,642
3.00%, 2/24/2050 (a)	300,000	190,929
3.00%, 3/17/2052 (a)	420,000	262,391
3.02%, 1/16/2027	203,000	196,770
3.06%, 6/17/2041 (a)	700,000	505,029
3.07%, 3/30/2050	102,000	95,106
3.38%, 2/8/2061 (a)	625,000	396,775
3.41%, 2/11/2026	300,000	296,352
3.59%, 4/14/2027	139,000	135,861
3.63%, 4/6/2030	251,000	236,329
3.94%, 9/21/2028	359,000	348,000
4.70%, 4/10/2029	337,000	335,018
4.81%, 2/13/2033	480,000	463,138
4.87%, 11/25/2029	750,000	750,390
4.89%, 9/11/2033	180,000	174,218
4.97%, 10/17/2029	550,000	552,629
4.99%, 4/10/2034	550,000	535,315
5.02%, 11/17/2027	1,000,000	1,010,590
BP Capital Markets PLC 3.72%, 11/28/2028	100,000	96,172
Canadian Natural Resources Ltd.:
Series GMTN, 4.95%, 6/1/2047 (a)	273,000	234,324
5.00%, 12/15/2029 (a) (e)	500,000	494,630
5.40%, 12/15/2034 (e)	500,000	486,875
6.25%, 3/15/2038	520,000	531,081
Security Description	Principal Amount	Value
6.75%, 2/1/2039	$276,000	$292,168
Cenovus Energy, Inc.:
2.65%, 1/15/2032	250,000	207,955
3.75%, 2/15/2052 (a)	400,000	276,320
4.25%, 4/15/2027	350,000	345,334
5.40%, 6/15/2047	295,000	262,376
Chevron Corp.:
2.00%, 5/11/2027 (a)	263,000	248,640
2.24%, 5/11/2030 (a)	1,400,000	1,232,840
2.95%, 5/16/2026	281,000	275,537
3.08%, 5/11/2050	200,000	132,402
Chevron USA, Inc.:
2.34%, 8/12/2050 (a)	403,000	226,998
3.25%, 10/15/2029	50,000	47,056
ConocoPhillips Co.:
4.03%, 3/15/2062	934,000	676,496
4.30%, 11/15/2044	500,000	417,660
4.70%, 1/15/2030	500,000	494,590
4.85%, 1/15/2032	250,000	245,005
4.88%, 10/1/2047	22,000	19,278
5.00%, 1/15/2035	250,000	242,940
5.05%, 9/15/2033 (a)	60,000	59,206
5.50%, 1/15/2055 (a)	145,000	137,709
5.55%, 3/15/2054	675,000	648,486
5.65%, 1/15/2065	145,000	137,232
5.70%, 9/15/2063	630,000	603,628
6.50%, 2/1/2039	400,000	436,644
6.95%, 4/15/2029	200,000	216,874
Continental Resources, Inc.:
4.38%, 1/15/2028	760,000	738,895
4.90%, 6/1/2044 (a)	600,000	485,268
Coterra Energy, Inc.:
4.38%, 3/15/2029	171,000	165,514
5.40%, 2/15/2035 (a)	200,000	193,990
5.60%, 3/15/2034	225,000	222,928
5.90%, 2/15/2055	200,000	188,814
Devon Energy Corp.:
4.50%, 1/15/2030 (a)	450,000	435,555
4.75%, 5/15/2042	395,000	328,047
5.00%, 6/15/2045	480,000	401,314
5.20%, 9/15/2034 (a)	400,000	380,140
5.60%, 7/15/2041 (a)	407,000	376,451
5.75%, 9/15/2054	400,000	363,020
Diamondback Energy, Inc.:
3.13%, 3/24/2031	350,000	309,736
3.50%, 12/1/2029 (a)	60,000	55,838
4.25%, 3/15/2052 (a)	200,000	150,998
4.40%, 3/24/2051 (a)	124,000	96,269
5.15%, 1/30/2030 (a)	125,000	125,245
5.20%, 4/18/2027	250,000	252,418
5.40%, 4/18/2034	165,000	162,348
5.75%, 4/18/2054	425,000	398,918
5.90%, 4/18/2064	378,000	355,055
6.25%, 3/15/2033	722,000	750,894
6.25%, 3/15/2053	460,000	459,586

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Eni USA, Inc. 7.30%, 11/15/2027	$1,000	$1,065
EOG Resources, Inc.:
4.15%, 1/15/2026	250,000	248,750
4.95%, 4/15/2050	421,000	374,206
EQT Corp.:
3.90%, 10/1/2027	354,000	343,985
5.70%, 4/1/2028	211,000	214,106
5.75%, 2/1/2034 (a)	350,000	347,858
7.00%, 2/1/2030	320,000	340,429
Expand Energy Corp. 5.70%, 1/15/2035	520,000	511,092
Exxon Mobil Corp.:
2.44%, 8/16/2029 (a)	150,000	136,907
2.61%, 10/15/2030	350,000	311,777
3.04%, 3/1/2026	824,000	811,047
3.10%, 8/16/2049	513,000	341,273
3.45%, 4/15/2051	265,000	186,353
3.48%, 3/19/2030	994,000	935,871
3.57%, 3/6/2045	200,000	150,420
4.11%, 3/1/2046	664,000	537,946
4.23%, 3/19/2040	370,000	324,290
4.33%, 3/19/2050	1,388,000	1,143,046
Helmerich & Payne, Inc.:
2.90%, 9/29/2031 (a)	489,000	407,083
4.85%, 12/1/2029 (a) (e)	200,000	193,720
5.50%, 12/1/2034 (a) (e)	200,000	190,074
Hess Corp.:
5.60%, 2/15/2041	306,000	301,780
5.80%, 4/1/2047	200,000	200,398
6.00%, 1/15/2040	207,000	215,740
7.13%, 3/15/2033	218,000	241,361
7.30%, 8/15/2031	155,000	172,137
7.88%, 10/1/2029	228,000	253,609
HF Sinclair Corp.:
4.50%, 10/1/2030	104,000	98,065
5.88%, 4/1/2026 (a)	264,000	265,977
6.38%, 4/15/2027	293,000	297,131
Marathon Oil Corp.:
4.40%, 7/15/2027	10,000	9,913
6.80%, 3/15/2032	10,000	10,888
Marathon Petroleum Corp.:
4.50%, 4/1/2048	200,000	156,242
4.75%, 9/15/2044	416,000	345,180
6.50%, 3/1/2041	653,000	677,089
Occidental Petroleum Corp.:
4.40%, 4/15/2046	450,000	334,030
5.20%, 8/1/2029	160,000	158,792
5.38%, 1/1/2032	375,000	367,455
5.55%, 3/15/2026	294,000	295,435
5.55%, 10/1/2034 (a)	205,000	199,022
6.05%, 10/1/2054	525,000	494,361
6.45%, 9/15/2036	441,000	451,606
6.60%, 3/15/2046	673,000	680,834
6.63%, 9/1/2030	355,000	371,724
Security Description	Principal Amount	Value
7.50%, 5/1/2031	$250,000	$273,050
7.88%, 9/15/2031	25,000	27,641
7.95%, 6/15/2039	274,000	312,700
8.88%, 7/15/2030	700,000	796,915
Ovintiv, Inc.:
5.38%, 1/1/2026	500,000	501,550
5.65%, 5/15/2028	140,000	141,879
6.25%, 7/15/2033 (a)	506,000	517,957
6.50%, 8/15/2034	50,000	51,869
7.10%, 7/15/2053	242,000	258,057
7.20%, 11/1/2031	253,000	271,403
7.38%, 11/1/2031	619,000	671,807
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028	100,000	95,669
5.15%, 11/15/2029 (a)	100,000	97,553
7.15%, 10/1/2033 (a)	100,000	104,819
Phillips 66 Co.:
2.15%, 12/15/2030	555,000	470,773
3.15%, 12/15/2029	405,000	371,531
3.30%, 3/15/2052	258,000	166,002
3.75%, 3/1/2028	15,000	14,521
4.65%, 11/15/2034	200,000	186,534
4.90%, 10/1/2046	332,000	284,962
4.95%, 12/1/2027	62,000	62,508
4.95%, 3/15/2035 (a)	200,000	189,104
5.25%, 6/15/2031	400,000	401,020
5.30%, 6/30/2033 (a)	600,000	595,194
5.50%, 3/15/2055 (a)	150,000	138,263
5.65%, 6/15/2054	400,000	377,968
5.88%, 5/1/2042	100,000	99,381
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	401,000	387,029
1.90%, 8/15/2030	210,000	178,832
2.15%, 1/15/2031	200,000	169,844
5.10%, 3/29/2026	95,000	95,628
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	500,000	448,385
2.75%, 4/6/2030	701,000	631,916
3.25%, 4/6/2050	121,000	81,502
3.75%, 9/12/2046	260,000	195,247
4.00%, 5/10/2046	1,436,000	1,126,197
4.38%, 5/11/2045	448,000	374,689
4.55%, 8/12/2043	876,000	763,933
Shell International Finance BV:
2.50%, 9/12/2026	331,000	320,408
2.88%, 5/10/2026	100,000	97,828
3.00%, 11/26/2051	1,000,000	633,190
3.13%, 11/7/2049	400,000	263,512
3.88%, 11/13/2028 (a)	350,000	339,913
6.38%, 12/15/2038	225,000	244,845
Suncor Energy, Inc.:
4.00%, 11/15/2047 (a)	1,033,000	765,691
6.80%, 5/15/2038	221,000	235,385
6.85%, 6/1/2039	311,000	336,101

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
7.15%, 2/1/2032	$50,000	$54,215
TotalEnergies Capital International SA:
2.83%, 1/10/2030	410,000	373,137
3.13%, 5/29/2050	292,000	191,742
3.39%, 6/29/2060	177,000	114,484
3.46%, 7/12/2049	1,340,000	939,286
TotalEnergies Capital SA:
3.88%, 10/11/2028 (a)	100,000	97,205
4.72%, 9/10/2034 (a)	125,000	120,173
5.15%, 4/5/2034	297,000	295,099
5.28%, 9/10/2054 (a)	250,000	231,753
5.43%, 9/10/2064	250,000	231,750
5.49%, 4/5/2054	300,000	287,472
5.64%, 4/5/2064	400,000	381,932
Valero Energy Corp.:
3.65%, 12/1/2051	253,000	170,537
4.00%, 6/1/2052	600,000	427,530
4.90%, 3/15/2045 (a)	50,000	43,789
6.63%, 6/15/2037	689,000	723,581
7.50%, 4/15/2032	428,000	480,794
Woodside Finance Ltd.:
5.10%, 9/12/2034	250,000	238,143
5.70%, 9/12/2054	500,000	466,265
		61,257,852
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	388,000	368,414
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
2.06%, 12/15/2026	100,000	95,255
3.14%, 11/7/2029	200,000	184,652
3.34%, 12/15/2027 (a)	441,000	425,358
4.08%, 12/15/2047	412,000	324,137
4.49%, 5/1/2030	100,000	97,993
Halliburton Co.:
4.50%, 11/15/2041	66,000	56,638
4.75%, 8/1/2043	290,000	252,656
4.85%, 11/15/2035	55,000	52,289
5.00%, 11/15/2045 (a)	500,000	447,870
6.70%, 9/15/2038	200,000	217,994
NOV, Inc. 3.60%, 12/1/2029	430,000	401,250
Schlumberger Investment SA:
2.65%, 6/26/2030 (a)	150,000	133,722
4.85%, 5/15/2033 (a)	150,000	146,508
5.00%, 6/1/2034 (a)	350,000	343,938
		3,548,674
PACKAGING & CONTAINERS — 0.4%
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	760,000	665,912
2.69%, 5/25/2031 (a)	613,000	527,370
Security Description	Principal Amount	Value
Amcor Group Finance PLC 5.45%, 5/23/2029	$200,000	$201,608
AptarGroup, Inc. 3.60%, 3/15/2032	300,000	269,460
Berry Global, Inc.:
1.65%, 1/15/2027	547,000	512,129
5.50%, 4/15/2028	1,049,000	1,058,850
5.65%, 1/15/2034 (e)	235,000	236,015
5.80%, 6/15/2031 (e)	50,000	50,932
Packaging Corp. of America:
3.00%, 12/15/2029	150,000	136,725
5.70%, 12/1/2033	290,000	296,226
Smurfit Kappa Treasury ULC:
5.20%, 1/15/2030 (e)	50,000	50,165
5.78%, 4/3/2054 (e)	250,000	248,915
Smurfit Westrock Financing DAC 5.42%, 1/15/2035 (e)	455,000	452,757
Sonoco Products Co.:
2.85%, 2/1/2032 (a)	221,000	187,671
4.45%, 9/1/2026	50,000	49,645
4.60%, 9/1/2029	300,000	292,326
5.00%, 9/1/2034 (a)	500,000	474,215
WestRock MWV LLC 8.20%, 1/15/2030	113,000	128,178
WRKCo, Inc.:
3.90%, 6/1/2028	855,000	824,673
4.00%, 3/15/2028	161,000	156,051
		6,819,823
PHARMACEUTICALS — 4.9%
AbbVie, Inc.:
2.95%, 11/21/2026	2,559,000	2,486,836
3.20%, 5/14/2026	725,000	712,356
3.20%, 11/21/2029	1,519,000	1,410,316
4.05%, 11/21/2039	947,000	809,742
4.25%, 11/14/2028	400,000	393,812
4.25%, 11/21/2049	895,000	728,906
4.40%, 11/6/2042	225,000	194,670
4.45%, 5/14/2046	500,000	425,515
4.50%, 5/14/2035	300,000	280,677
4.55%, 3/15/2035	395,000	371,336
4.63%, 10/1/2042	8,000	7,076
4.70%, 5/14/2045	1,184,000	1,046,964
4.80%, 3/15/2027 (a)	260,000	261,518
4.80%, 3/15/2029	419,000	418,677
4.85%, 6/15/2044	1,393,000	1,261,668
4.88%, 11/14/2048	980,000	880,187
4.95%, 3/15/2031 (a)	545,000	544,689
5.05%, 3/15/2034	500,000	494,190
5.35%, 3/15/2044	90,000	87,440
5.40%, 3/15/2054 (a)	785,000	756,324
5.50%, 3/15/2064	183,000	175,082
Astrazeneca Finance LLC:
1.20%, 5/28/2026	300,000	286,827
2.25%, 5/28/2031	2,542,000	2,164,233

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 2/26/2027	$109,000	$109,639
4.85%, 2/26/2029	482,000	483,142
4.88%, 3/3/2028	34,000	34,199
4.88%, 3/3/2033 (a)	200,000	197,614
4.90%, 2/26/2031 (a)	140,000	139,864
5.00%, 2/26/2034 (a)	85,000	84,073
AstraZeneca PLC:
0.70%, 4/8/2026	263,000	250,934
1.38%, 8/6/2030	250,000	208,273
4.00%, 1/17/2029	50,000	48,650
4.00%, 9/18/2042	141,000	116,771
4.38%, 11/16/2045	200,000	171,396
4.38%, 8/17/2048 (a)	200,000	169,246
6.45%, 9/15/2037	1,116,000	1,224,297
Becton Dickinson & Co.:
2.82%, 5/20/2030 (a)	490,000	438,927
3.70%, 6/6/2027	300,000	292,725
4.30%, 8/22/2032	100,000	94,064
4.67%, 6/6/2047 (a)	100,000	85,442
4.69%, 12/15/2044 (a)	862,000	745,914
4.87%, 2/8/2029	250,000	249,158
5.11%, 2/8/2034 (a)	100,000	98,532
Bristol-Myers Squibb Co.:
1.45%, 11/13/2030 (a)	910,000	753,416
2.55%, 11/13/2050	300,000	173,394
2.95%, 3/15/2032 (a)	598,000	521,217
3.20%, 6/15/2026	125,000	122,795
3.40%, 7/26/2029	776,000	731,760
3.55%, 3/15/2042	200,000	154,706
3.90%, 2/20/2028 (a)	363,000	355,384
4.13%, 6/15/2039	1,450,000	1,250,639
4.35%, 11/15/2047	419,000	345,323
4.55%, 2/20/2048	230,000	195,590
4.90%, 2/22/2027 (a)	618,000	623,241
4.90%, 2/22/2029	380,000	381,972
4.95%, 2/20/2026 (a)	500,000	502,565
5.10%, 2/22/2031	260,000	261,706
5.20%, 2/22/2034 (a)	600,000	598,458
5.50%, 2/22/2044 (a)	200,000	198,014
5.55%, 2/22/2054	900,000	876,528
5.65%, 2/22/2064	696,000	670,568
5.75%, 2/1/2031 (a)	300,000	312,108
5.90%, 11/15/2033 (a)	515,000	540,590
6.25%, 11/15/2053 (a)	912,000	966,629
6.40%, 11/15/2063	855,000	915,594
Cardinal Health, Inc.:
4.70%, 11/15/2026	250,000	249,670
4.90%, 9/15/2045	180,000	155,759
5.00%, 11/15/2029	250,000	248,515
5.13%, 2/15/2029 (a)	180,000	180,349
5.35%, 11/15/2034	500,000	489,440
5.45%, 2/15/2034	300,000	298,527
5.75%, 11/15/2054	155,000	148,471
Cencora, Inc.:
2.70%, 3/15/2031	464,000	402,594
Security Description	Principal Amount	Value
2.80%, 5/15/2030 (a)	$416,000	$373,090
4.63%, 12/15/2027 (a)	200,000	199,994
4.85%, 12/15/2029 (a)	65,000	64,556
5.13%, 2/15/2034 (a)	100,000	97,971
5.15%, 2/15/2035 (a)	200,000	195,094
Cigna Group 6.13%, 11/15/2041	15,000	15,230
CVS Health Corp.:
1.30%, 8/21/2027	650,000	588,958
1.75%, 8/21/2030	258,000	210,136
1.88%, 2/28/2031	600,000	484,014
2.13%, 9/15/2031	342,000	273,935
2.88%, 6/1/2026	815,000	791,398
3.00%, 8/15/2026	115,000	111,438
3.25%, 8/15/2029	5,000	4,551
3.63%, 4/1/2027	93,000	90,201
3.75%, 4/1/2030	366,000	335,549
4.13%, 4/1/2040	206,000	161,253
4.30%, 3/25/2028	471,000	456,578
4.78%, 3/25/2038	1,458,000	1,260,237
4.88%, 7/20/2035	100,000	90,855
5.00%, 2/20/2026	139,000	138,892
5.00%, 1/30/2029	123,000	121,333
5.05%, 3/25/2048	1,926,000	1,589,759
5.13%, 2/21/2030	75,000	73,448
5.13%, 7/20/2045	945,000	794,792
5.25%, 2/21/2033	300,000	287,274
5.30%, 6/1/2033	295,000	282,814
5.30%, 12/5/2043	594,000	517,790
5.40%, 6/1/2029	691,000	691,366
5.55%, 6/1/2031	997,000	990,360
5.70%, 6/1/2034 (a)	727,000	714,568
5.88%, 6/1/2053 (a)	760,000	697,171
6.00%, 6/1/2044	700,000	661,290
6.00%, 6/1/2063 (a)	87,000	79,424
6.05%, 6/1/2054 (a)	500,000	470,275
6.13%, 9/15/2039	300,000	293,451
6.25%, 6/1/2027	200,000	204,988
Eli Lilly & Co.:
3.10%, 5/15/2027	275,000	266,821
3.38%, 3/15/2029	235,000	223,929
3.95%, 3/15/2049	500,000	391,805
4.15%, 8/14/2027	475,000	472,425
4.15%, 3/15/2059	430,000	336,905
4.20%, 8/14/2029	410,000	401,226
4.50%, 2/9/2027	250,000	250,532
4.50%, 2/9/2029	165,000	164,192
4.60%, 8/14/2034	355,000	340,949
4.70%, 2/27/2033 (a)	376,000	368,589
4.70%, 2/9/2034	350,000	339,454
4.88%, 2/27/2053	524,000	472,873
4.95%, 2/27/2063	310,000	278,603
5.00%, 2/27/2026	140,000	140,094
5.00%, 2/9/2054	390,000	358,777
5.05%, 8/14/2054	250,000	231,580

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.10%, 2/9/2064	$555,000	$507,620
5.20%, 8/14/2064	115,000	106,904
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029 (a)	50,000	47,289
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	405,000	394,960
6.38%, 5/15/2038	1,056,000	1,144,672
Johnson & Johnson:
0.95%, 9/1/2027	400,000	366,720
1.30%, 9/1/2030	910,000	762,853
2.10%, 9/1/2040 (a)	96,000	63,949
2.25%, 9/1/2050 (a)	578,000	330,911
2.45%, 3/1/2026	530,000	518,393
2.90%, 1/15/2028 (a)	286,000	273,510
3.40%, 1/15/2038	1,010,000	842,764
3.55%, 3/1/2036	25,000	21,833
3.70%, 3/1/2046	295,000	232,516
3.75%, 3/3/2047	782,000	615,090
4.50%, 9/1/2040 (a)	100,000	93,312
4.80%, 6/1/2029 (a)	165,000	166,366
4.90%, 6/1/2031 (a)	502,000	505,348
5.25%, 6/1/2054	110,000	107,642
5.85%, 7/15/2038	291,000	310,116
5.95%, 8/15/2037	355,000	381,838
McKesson Corp.:
1.30%, 8/15/2026	539,000	511,398
3.95%, 2/16/2028	45,000	43,855
4.25%, 9/15/2029 (a)	50,000	48,881
4.90%, 7/15/2028	100,000	100,338
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	300,000	260,715
5.90%, 11/1/2039	155,000	159,205
Merck & Co., Inc.:
0.75%, 2/24/2026	782,000	749,789
1.45%, 6/24/2030	600,000	503,196
1.70%, 6/10/2027	504,000	472,545
1.90%, 12/10/2028 (a)	110,000	99,227
2.15%, 12/10/2031 (a)	257,000	214,736
2.45%, 6/24/2050 (a)	193,000	111,230
2.75%, 12/10/2051	500,000	302,125
2.90%, 12/10/2061	466,000	267,153
3.40%, 3/7/2029	600,000	570,450
3.70%, 2/10/2045	846,000	653,966
4.00%, 3/7/2049	1,000,000	785,890
4.15%, 5/18/2043	291,000	243,486
4.50%, 5/17/2033 (a)	420,000	404,746
5.00%, 5/17/2053	895,000	815,533
5.15%, 5/17/2063	125,000	114,148
6.50%, 12/1/2033	385,000	423,796
Merck Sharp & Dohme Corp.:
5.75%, 11/15/2036	50,000	51,907
5.95%, 12/1/2028	73,000	76,207
Mylan, Inc.:
4.55%, 4/15/2028 (a)	300,000	293,982
5.20%, 4/15/2048	260,000	215,046
Security Description	Principal Amount	Value
Novartis Capital Corp.:
2.00%, 2/14/2027	$54,000	$51,360
2.20%, 8/14/2030	752,000	657,917
2.75%, 8/14/2050	322,000	203,881
3.10%, 5/17/2027	231,000	223,968
3.80%, 9/18/2029	194,000	186,841
4.00%, 9/18/2031 (a)	245,000	233,409
4.20%, 9/18/2034 (a)	300,000	279,102
4.40%, 5/6/2044	225,000	197,003
4.70%, 9/18/2054	300,000	264,951
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	1,323,000	1,321,187
4.45%, 5/19/2028	1,080,000	1,070,550
4.65%, 5/19/2030 (a)	576,000	569,958
4.75%, 5/19/2033	1,206,000	1,168,264
5.11%, 5/19/2043	128,000	120,114
5.30%, 5/19/2053	1,255,000	1,177,579
5.34%, 5/19/2063	1,500,000	1,376,685
Pfizer, Inc.:
1.70%, 5/28/2030 (a)	450,000	382,950
1.75%, 8/18/2031 (a)	300,000	247,023
2.63%, 4/1/2030 (a)	400,000	358,844
2.70%, 5/28/2050 (a)	427,000	263,053
2.75%, 6/3/2026	250,000	244,188
3.45%, 3/15/2029 (a)	300,000	286,041
3.90%, 3/15/2039	200,000	169,084
4.00%, 12/15/2036 (a)	95,000	84,603
4.00%, 3/15/2049	105,000	82,306
4.10%, 9/15/2038	580,000	506,247
4.13%, 12/15/2046	752,000	604,849
4.20%, 9/15/2048	300,000	243,642
4.30%, 6/15/2043	105,000	89,432
5.60%, 9/15/2040	226,000	227,446
7.20%, 3/15/2039	563,000	657,905
Pharmacia LLC 6.60%, 12/1/2028	685,000	727,765
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	490,000	422,248
3.03%, 7/9/2040	210,000	152,284
5.00%, 11/26/2028 (a)	956,000	958,725
5.30%, 7/5/2034 (a)	250,000	247,795
5.65%, 7/5/2044 (a)	200,000	196,506
5.65%, 7/5/2054 (a)	200,000	193,006
5.80%, 7/5/2064	400,000	385,228
Utah Acquisition Sub, Inc.:
3.95%, 6/15/2026	579,000	570,350
5.25%, 6/15/2046	161,000	135,147
Viatris, Inc.:
2.30%, 6/22/2027	643,000	602,960
3.85%, 6/22/2040	402,000	301,018
4.00%, 6/22/2050 (a)	800,000	545,528
Wyeth LLC:
5.95%, 4/1/2037	300,000	313,284

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 2/15/2036	$100,000	$105,407
Zoetis, Inc.:
2.00%, 5/15/2030	300,000	258,129
3.00%, 9/12/2027	324,000	310,554
3.95%, 9/12/2047	100,000	77,252
4.70%, 2/1/2043	343,000	305,016
5.60%, 11/16/2032	55,000	56,665
		91,223,615
PIPELINES — 3.7%
Boardwalk Pipelines LP:
5.63%, 8/1/2034	100,000	99,643
5.95%, 6/1/2026	600,000	607,302
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	50,000	39,882
5.13%, 6/30/2027	100,000	100,528
Cheniere Energy Partners LP:
3.25%, 1/31/2032	709,000	615,121
4.00%, 3/1/2031	394,000	364,675
4.50%, 10/1/2029 (a)	933,000	903,284
5.75%, 8/15/2034 (a) (e)	100,000	100,463
5.95%, 6/30/2033	516,000	527,280
Cheniere Energy, Inc.:
4.63%, 10/15/2028 (a)	705,000	691,330
5.65%, 4/15/2034 (a)	50,000	50,087
DCP Midstream Operating LP:
3.25%, 2/15/2032	20,000	17,208
5.13%, 5/15/2029 (a)	200,000	200,176
5.60%, 4/1/2044	553,000	515,982
8.13%, 8/16/2030	98,000	110,805
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	200,000	188,866
Enbridge Energy Partners LP 7.38%, 10/15/2045	395,000	446,208
Enbridge, Inc.:
1.60%, 10/4/2026	180,000	170,455
2.50%, 8/1/2033	50,000	40,134
3.13%, 11/15/2029	431,000	394,688
3.40%, 8/1/2051	300,000	200,946
4.25%, 12/1/2026	146,000	144,711
4.50%, 6/10/2044	119,000	97,880
5.25%, 4/5/2027	180,000	182,117
5.30%, 4/5/2029	250,000	252,597
5.63%, 4/5/2034 (a)	430,000	432,864
5.70%, 3/8/2033	550,000	556,154
5.90%, 11/15/2026	13,000	13,254
5.95%, 4/5/2054 (a)	145,000	143,637
6.00%, 11/15/2028 (a)	200,000	206,962
6.20%, 11/15/2030	275,000	289,366
6.70%, 11/15/2053	405,000	439,757
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (a) (b)	150,000	154,365
Energy Transfer LP:
3.75%, 5/15/2030	240,000	223,757
Security Description	Principal Amount	Value
3.90%, 7/15/2026	$25,000	$24,678
4.15%, 9/15/2029	116,000	111,286
4.40%, 3/15/2027 (a)	230,000	227,797
4.75%, 1/15/2026	483,000	482,483
4.95%, 5/15/2028 (a)	200,000	199,732
4.95%, 6/15/2028 (a)	100,000	99,834
5.00%, 5/15/2044	8,000	6,860
5.00%, 5/15/2050 (a)	610,000	518,555
5.15%, 2/1/2043	530,000	466,421
5.15%, 3/15/2045	227,000	198,677
5.25%, 7/1/2029	500,000	502,505
5.30%, 4/1/2044	10,000	8,939
5.35%, 5/15/2045	355,000	319,351
5.40%, 10/1/2047	820,000	736,180
5.50%, 6/1/2027	340,000	344,481
5.55%, 2/15/2028	150,000	152,345
5.55%, 5/15/2034	200,000	198,344
5.75%, 2/15/2033 (a)	940,000	951,553
Series 20Y, 5.80%, 6/15/2038	290,000	285,415
5.95%, 10/1/2043	340,000	329,239
5.95%, 5/15/2054 (a)	160,000	154,333
6.00%, 6/15/2048	250,000	242,228
6.05%, 12/1/2026	283,000	289,158
6.05%, 6/1/2041	250,000	248,757
6.05%, 9/1/2054	250,000	244,758
6.10%, 12/1/2028	215,000	223,295
6.13%, 12/15/2045	449,000	443,055
6.25%, 4/15/2049	705,000	707,228
6.40%, 12/1/2030	377,000	398,063
6.50%, 2/1/2042	359,000	371,791
6.55%, 12/1/2033	550,000	584,507
6.63%, 10/15/2036	235,000	249,394
EnLink Midstream LLC 5.38%, 6/1/2029	250,000	249,837
EnLink Midstream Partners LP:
4.85%, 7/15/2026	346,000	345,128
5.05%, 4/1/2045	326,000	279,167
5.45%, 6/1/2047	100,000	90,016
5.60%, 4/1/2044	150,000	137,490
Enterprise Products Operating LLC:
3.13%, 7/31/2029	455,000	423,332
3.30%, 2/15/2053	750,000	493,560
3.70%, 2/15/2026	94,000	93,109
3.70%, 1/31/2051	150,000	107,706
3.95%, 1/31/2060 (a)	205,000	147,682
4.20%, 1/31/2050 (a)	253,000	199,536
4.25%, 2/15/2048	300,000	240,300
4.45%, 2/15/2043	129,000	110,005
4.60%, 1/11/2027	181,000	181,000
4.80%, 2/1/2049	400,000	345,416
4.85%, 1/31/2034	200,000	193,566
4.85%, 8/15/2042	350,000	315,448
4.85%, 3/15/2044	600,000	537,132

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 5/15/2046	$283,000	$251,890
4.95%, 2/15/2035	150,000	145,202
4.95%, 10/15/2054	125,000	109,515
5.05%, 1/10/2026	75,000	75,359
5.10%, 2/15/2045	346,000	318,465
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (b)	4,000	3,901
5.35%, 1/31/2033	100,000	100,772
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (b)	505,000	482,447
5.55%, 2/16/2055	500,000	481,150
5.95%, 2/1/2041	354,000	362,882
6.13%, 10/15/2039	574,000	596,242
Series D, 6.88%, 3/1/2033	652,000	717,539
7.55%, 4/15/2038	80,000	93,648
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	324,000	272,627
5.00%, 8/15/2042	172,000	149,724
5.50%, 3/1/2044	1,015,000	940,428
6.38%, 3/1/2041	238,000	242,598
6.50%, 9/1/2039	92,000	96,019
Series MTN, 6.95%, 1/15/2038	307,000	333,116
7.30%, 8/15/2033	160,000	177,939
Kinder Morgan, Inc.:
1.75%, 11/15/2026	295,000	279,654
2.00%, 2/15/2031	200,000	167,378
3.60%, 2/15/2051 (a)	126,000	85,283
4.80%, 2/1/2033	797,000	758,314
5.00%, 2/1/2029	250,000	249,102
5.05%, 2/15/2046	385,000	334,380
5.10%, 8/1/2029	15,000	15,006
5.20%, 6/1/2033 (a)	500,000	488,510
5.20%, 3/1/2048	57,000	50,325
5.30%, 12/1/2034	65,000	63,461
5.40%, 2/1/2034	250,000	246,527
5.45%, 8/1/2052	200,000	182,036
5.55%, 6/1/2045	850,000	794,520
5.95%, 8/1/2054	450,000	439,245
Series GMTN, 7.75%, 1/15/2032 (a)	300,000	341,019
Series GMTN, 7.80%, 8/1/2031	250,000	281,510
MPLX LP:
2.65%, 8/15/2030	275,000	240,611
4.00%, 3/15/2028	250,000	242,443
4.13%, 3/1/2027	331,000	326,141
4.50%, 4/15/2038	388,000	338,262
4.70%, 4/15/2048	781,000	640,420
4.80%, 2/15/2029 (a)	200,000	198,300
4.90%, 4/15/2058 (a)	270,000	218,171
4.95%, 9/1/2032	593,000	572,138
4.95%, 3/14/2052 (a)	539,000	453,682
Security Description	Principal Amount	Value
5.00%, 3/1/2033	$513,000	$493,152
5.20%, 3/1/2047	704,000	624,955
5.50%, 6/1/2034	320,000	315,622
5.65%, 3/1/2053	120,000	112,040
ONEOK, Inc.:
3.10%, 3/15/2030 (a)	400,000	362,704
3.95%, 3/1/2050	100,000	72,203
4.25%, 9/24/2027	250,000	246,407
4.35%, 3/15/2029	385,000	374,863
4.40%, 10/15/2029	100,000	96,956
4.55%, 7/15/2028 (a)	100,000	98,530
4.75%, 10/15/2031	200,000	193,424
4.95%, 7/13/2047	200,000	169,156
5.00%, 3/1/2026	139,000	139,170
5.05%, 11/1/2034	300,000	287,139
5.20%, 7/15/2048	50,000	44,182
5.55%, 11/1/2026	155,000	156,919
5.70%, 11/1/2054 (a)	400,000	376,904
5.80%, 11/1/2030	250,000	257,330
5.85%, 1/15/2026	279,000	281,542
5.85%, 11/1/2064	300,000	281,007
6.05%, 9/1/2033	965,000	993,448
6.10%, 11/15/2032	150,000	155,351
6.63%, 9/1/2053	1,382,000	1,455,633
7.15%, 1/15/2051	959,000	1,039,623
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029 (a)	300,000	279,075
3.80%, 9/15/2030	253,000	234,979
4.70%, 6/15/2044	295,000	243,649
4.90%, 2/15/2045 (a)	313,000	265,577
5.15%, 6/1/2042	485,000	430,151
5.70%, 9/15/2034	250,000	249,977
6.65%, 1/15/2037	79,000	82,794
Sabine Pass Liquefaction LLC:
4.50%, 5/15/2030	382,000	370,024
5.88%, 6/30/2026	100,000	100,968
5.90%, 9/15/2037	2,145,000	2,182,881
South Bow USA Infrastructure Holdings LLC:
4.91%, 9/1/2027 (e)	125,000	124,566
5.03%, 10/1/2029 (e)	468,000	459,651
5.58%, 10/1/2034 (e)	750,000	729,525
6.18%, 10/1/2054 (e)	250,000	241,670
Spectra Energy Partners LP:
3.38%, 10/15/2026	717,000	700,021
4.50%, 3/15/2045	645,000	528,803
Targa Resources Corp.:
4.20%, 2/1/2033	182,000	165,316
4.95%, 4/15/2052	1,033,000	869,414
5.20%, 7/1/2027	150,000	150,914
5.50%, 2/15/2035	195,000	191,968
6.13%, 3/15/2033	354,000	365,055
6.15%, 3/1/2029	200,000	207,502

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 3/30/2034	$300,000	$317,286
6.50%, 2/15/2053	430,000	448,597
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	250,000	227,413
5.00%, 1/15/2028	285,000	281,948
6.88%, 1/15/2029 (a)	150,000	153,362
TC PipeLines LP 3.90%, 5/25/2027	600,000	586,656
Texas Eastern Transmission LP 7.00%, 7/15/2032	164,000	179,288
TransCanada PipeLines Ltd.:
4.63%, 3/1/2034	150,000	139,662
4.88%, 1/15/2026	226,000	225,846
5.85%, 3/15/2036	1,653,000	1,666,224
6.10%, 6/1/2040	444,000	450,482
6.20%, 10/15/2037	265,000	272,942
7.63%, 1/15/2039	132,000	152,463
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	231,000	210,386
3.95%, 5/15/2050	145,000	107,216
4.45%, 8/1/2042	60,000	50,599
5.40%, 8/15/2041	8,000	7,521
7.85%, 2/1/2026	1,676,000	1,718,319
Western Midstream Operating LP:
4.65%, 7/1/2026	50,000	49,773
4.75%, 8/15/2028	50,000	49,094
5.25%, 2/1/2050	250,000	214,088
5.30%, 3/1/2048	200,000	169,758
5.45%, 11/15/2034	450,000	434,241
5.45%, 4/1/2044	250,000	221,910
5.50%, 8/15/2048	168,000	145,597
6.15%, 4/1/2033	745,000	759,378
6.35%, 1/15/2029	262,000	271,369
Williams Cos., Inc.:
2.60%, 3/15/2031	375,000	323,002
3.50%, 10/15/2051	125,000	85,055
3.75%, 6/15/2027	462,000	450,159
4.80%, 11/15/2029	85,000	83,899
4.90%, 3/15/2029	250,000	248,125
4.90%, 1/15/2045	305,000	265,951
5.10%, 9/15/2045	715,000	641,305
5.30%, 8/15/2052 (a)	596,000	544,410
5.40%, 3/2/2026	215,000	216,496
5.65%, 3/15/2033	284,000	286,590
5.75%, 6/24/2044	244,000	236,226
5.80%, 11/15/2043	70,000	68,633
5.80%, 11/15/2054	330,000	322,483
6.30%, 4/15/2040	136,000	141,270
Security Description	Principal Amount	Value
8.75%, 3/15/2032	$572,000	$676,316
		70,195,135
REAL ESTATE — 0.0% (d)
CBRE Services, Inc.:
2.50%, 4/1/2031 (a)	304,000	258,938
4.88%, 3/1/2026	351,000	350,737
5.50%, 4/1/2029	95,000	96,573
Jones Lang LaSalle, Inc. 6.88%, 12/1/2028	138,000	146,222
		852,470
REAL ESTATE INVESTMENT TRUSTS — 3.6%
Agree LP:
2.00%, 6/15/2028	21,000	19,020
2.90%, 10/1/2030	66,000	58,414
5.63%, 6/15/2034	120,000	120,431
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	50,000	38,533
2.00%, 5/18/2032	225,000	179,356
2.75%, 12/15/2029	773,000	691,534
2.95%, 3/15/2034	40,000	32,954
3.00%, 5/18/2051 (a)	230,000	140,866
3.55%, 3/15/2052	461,000	313,489
3.95%, 1/15/2027	250,000	245,965
4.00%, 2/1/2050	142,000	105,668
4.70%, 7/1/2030	610,000	594,988
4.75%, 4/15/2035	113,000	106,127
5.25%, 5/15/2036	115,000	111,537
5.63%, 5/15/2054 (a)	345,000	329,647
American Assets Trust LP:
3.38%, 2/1/2031	140,000	121,946
6.15%, 10/1/2034	200,000	199,002
American Homes 4 Rent LP:
2.38%, 7/15/2031	1,101,000	920,909
4.25%, 2/15/2028	101,000	98,591
5.25%, 3/15/2035 (a)	200,000	194,698
American Tower Corp.:
1.45%, 9/15/2026	50,000	47,254
1.60%, 4/15/2026	500,000	480,320
2.10%, 6/15/2030	200,000	171,244
2.70%, 4/15/2031	280,000	241,833
2.75%, 1/15/2027	771,000	740,692
2.90%, 1/15/2030	160,000	144,040
2.95%, 1/15/2051 (a)	301,000	186,551
3.10%, 6/15/2050	331,000	212,611
3.38%, 10/15/2026	300,000	293,016
3.55%, 7/15/2027	400,000	387,512
3.70%, 10/15/2049	50,000	36,042
3.80%, 8/15/2029	325,000	307,749
3.95%, 3/15/2029	816,000	781,752
4.05%, 3/15/2032 (a)	302,000	279,912
4.40%, 2/15/2026	50,000	49,736
5.00%, 1/31/2030	105,000	104,376
5.20%, 2/15/2029	108,000	108,609

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 7/15/2028	$245,000	$246,676
5.40%, 1/31/2035	125,000	123,720
5.45%, 2/15/2034	100,000	99,973
5.50%, 3/15/2028	100,000	101,428
5.55%, 7/15/2033	105,000	105,693
5.80%, 11/15/2028	817,000	838,030
Americold Realty Operating Partnership LP 5.41%, 9/12/2034 (a)	185,000	177,056
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	344,000	307,543
Series MTN, 2.30%, 3/1/2030	100,000	87,906
Series GMTN, 2.95%, 5/11/2026	656,000	640,702
Series MTN, 3.30%, 6/1/2029	2,000	1,873
Series MTN, 3.90%, 10/15/2046	100,000	77,679
Series MTN, 4.35%, 4/15/2048	50,000	41,177
5.00%, 2/15/2033	190,000	187,121
5.30%, 12/7/2033 (a)	443,000	443,589
5.35%, 6/1/2034 (a)	115,000	115,537
Boston Properties LP:
2.55%, 4/1/2032	460,000	372,296
2.75%, 10/1/2026	279,000	268,816
2.90%, 3/15/2030	298,000	263,435
3.25%, 1/30/2031 (a)	278,000	244,479
3.40%, 6/21/2029 (a)	853,000	783,148
4.50%, 12/1/2028 (a)	300,000	292,023
5.75%, 1/15/2035	250,000	245,312
6.50%, 1/15/2034 (a)	300,000	314,436
6.75%, 12/1/2027	200,000	208,690
Brixmor Operating Partnership LP:
5.50%, 2/15/2034	370,000	366,740
5.75%, 2/15/2035	475,000	479,280
Broadstone Net Lease LLC 2.60%, 9/15/2031	173,000	143,080
Camden Property Trust:
2.80%, 5/15/2030 (a)	314,000	281,702
3.15%, 7/1/2029	390,000	362,474
4.10%, 10/15/2028	75,000	72,922
4.90%, 1/15/2034	435,000	422,194
5.85%, 11/3/2026	125,000	127,655
CBRE Services, Inc. 5.95%, 8/15/2034 (a)	85,000	87,791
COPT Defense Properties LP:
2.00%, 1/15/2029 (a)	100,000	87,997
2.25%, 3/15/2026	400,000	387,068
Cousins Properties LP:
5.38%, 2/15/2032	125,000	122,860
5.88%, 10/1/2034	380,000	380,703
Crown Castle, Inc.:
1.05%, 7/15/2026	220,000	207,801
Security Description	Principal Amount	Value
2.10%, 4/1/2031	$200,000	$165,542
2.25%, 1/15/2031	223,000	187,333
2.90%, 3/15/2027	227,000	218,070
2.90%, 4/1/2041 (a)	135,000	94,083
3.25%, 1/15/2051 (a)	860,000	560,385
3.65%, 9/1/2027	349,000	338,310
3.80%, 2/15/2028	458,000	440,912
4.00%, 3/1/2027	91,000	89,379
4.30%, 2/15/2029	150,000	145,191
4.45%, 2/15/2026	300,000	298,920
4.75%, 5/15/2047	50,000	42,352
4.90%, 9/1/2029	205,000	202,811
5.00%, 1/11/2028	293,000	292,648
5.10%, 5/1/2033	13,000	12,677
5.20%, 9/1/2034 (a)	350,000	341,302
5.60%, 6/1/2029 (a)	771,000	785,857
5.80%, 3/1/2034	501,000	510,649
CubeSmart LP:
2.25%, 12/15/2028	300,000	269,829
2.50%, 2/15/2032	1,000	836
3.13%, 9/1/2026	250,000	243,025
Digital Realty Trust LP:
3.60%, 7/1/2029	50,000	47,235
3.70%, 8/15/2027	81,000	78,847
4.45%, 7/15/2028 (a)	33,000	32,395
5.55%, 1/15/2028	170,000	172,606
DOC Dr. LLC 2.63%, 11/1/2031	172,000	145,515
EPR Properties:
3.60%, 11/15/2031	263,000	230,104
3.75%, 8/15/2029	400,000	370,416
4.75%, 12/15/2026	50,000	49,606
Equinix, Inc.:
1.45%, 5/15/2026	113,000	108,121
1.55%, 3/15/2028	100,000	90,017
1.80%, 7/15/2027 (a)	110,000	102,250
2.00%, 5/15/2028	100,000	90,907
2.15%, 7/15/2030	100,000	86,019
2.50%, 5/15/2031	691,000	590,280
2.90%, 11/18/2026	400,000	386,392
2.95%, 9/15/2051	412,000	253,145
3.40%, 2/15/2052	50,000	34,018
3.90%, 4/15/2032 (a)	350,000	322,437
ERP Operating LP:
4.50%, 7/1/2044	891,000	766,848
4.50%, 6/1/2045	150,000	127,369
4.65%, 9/15/2034	110,000	104,254
Essential Properties LP 2.95%, 7/15/2031	100,000	85,206
Essex Portfolio LP:
4.00%, 3/1/2029	73,000	70,218
4.50%, 3/15/2048	25,000	20,657
5.50%, 4/1/2034 (a)	596,000	596,006
Extra Space Storage LP:
2.20%, 10/15/2030	205,000	174,744

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.35%, 3/15/2032	$506,000	$413,630
2.40%, 10/15/2031	20,000	16,623
3.90%, 4/1/2029	50,000	47,758
5.40%, 2/1/2034	412,000	408,650
5.70%, 4/1/2028 (a)	357,000	364,468
5.90%, 1/15/2031	160,000	165,056
Federal Realty OP LP:
4.50%, 12/1/2044	205,000	171,532
5.38%, 5/1/2028	100,000	100,956
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	50,000	42,929
4.00%, 1/15/2030	150,000	139,306
5.30%, 1/15/2029	158,000	156,829
5.38%, 4/15/2026	313,000	313,300
5.63%, 9/15/2034	150,000	147,276
5.75%, 6/1/2028	361,000	364,076
6.25%, 9/15/2054	230,000	228,330
Healthcare Realty Holdings LP:
2.00%, 3/15/2031	107,000	87,528
3.10%, 2/15/2030	5,000	4,486
3.50%, 8/1/2026	480,000	469,085
Healthpeak OP LLC:
3.00%, 1/15/2030	185,000	167,669
3.25%, 7/15/2026	100,000	97,781
3.50%, 7/15/2029	310,000	290,346
5.25%, 12/15/2032 (a)	275,000	272,910
6.75%, 2/1/2041	200,000	217,118
Highwoods Realty LP:
2.60%, 2/1/2031	60,000	49,998
3.05%, 2/15/2030	205,000	180,888
7.65%, 2/1/2034 (a)	454,000	504,167
Host Hotels & Resorts LP:
Series H, 3.38%, 12/15/2029	215,000	196,736
5.50%, 4/15/2035 (a)	350,000	342,702
5.70%, 7/1/2034 (a)	180,000	179,813
Invitation Homes Operating Partnership LP:
4.15%, 4/15/2032	787,000	725,346
4.88%, 2/1/2035	40,000	37,861
5.50%, 8/15/2033 (a)	385,000	382,894
Kilroy Realty LP:
2.50%, 11/15/2032	50,000	38,794
3.05%, 2/15/2030	214,000	187,573
4.75%, 12/15/2028	300,000	292,812
6.25%, 1/15/2036 (a)	124,000	123,091
Kimco Realty OP LLC:
1.90%, 3/1/2028	20,000	18,273
4.25%, 4/1/2045 (a)	200,000	161,792
4.85%, 3/1/2035	130,000	123,655
6.40%, 3/1/2034	891,000	947,801
Kite Realty Group LP:
4.00%, 10/1/2026	1,000	986
4.95%, 12/15/2031	175,000	170,030
Security Description	Principal Amount	Value
5.50%, 3/1/2034 (a)	$75,000	$74,503
Kite Realty Group Trust 4.75%, 9/15/2030	390,000	381,186
LXP Industrial Trust:
2.38%, 10/1/2031	20,000	16,249
2.70%, 9/15/2030	50,000	43,227
6.75%, 11/15/2028	119,000	124,428
Mid-America Apartments LP:
3.60%, 6/1/2027	160,000	156,107
3.95%, 3/15/2029	298,000	287,072
4.95%, 3/1/2035	500,000	481,990
5.30%, 2/15/2032 (a)	200,000	200,980
National Health Investors, Inc. 3.00%, 2/1/2031	200,000	171,736
NNN REIT, Inc.:
4.80%, 10/15/2048	200,000	168,774
5.50%, 6/15/2034 (a)	311,000	310,126
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	304,000	254,092
3.63%, 10/1/2029	166,000	153,195
4.50%, 4/1/2027	104,000	102,705
4.75%, 1/15/2028 (a)	300,000	295,950
5.25%, 1/15/2026	324,000	324,531
Phillips Edison Grocery Center Operating Partnership I LP 5.75%, 7/15/2034	210,000	210,430
Piedmont Operating Partnership LP:
2.75%, 4/1/2032 (a)	150,000	119,424
3.15%, 8/15/2030	100,000	85,790
6.88%, 7/15/2029 (a)	90,000	92,528
9.25%, 7/20/2028	185,000	203,376
Prologis LP:
1.25%, 10/15/2030	25,000	20,473
2.25%, 4/15/2030	1,346,000	1,177,185
2.25%, 1/15/2032	25,000	20,806
2.88%, 11/15/2029	100,000	91,508
3.00%, 4/15/2050	100,000	64,101
3.38%, 12/15/2027	30,000	29,021
3.88%, 9/15/2028 (a)	376,000	363,814
4.38%, 9/15/2048	65,000	53,770
4.75%, 6/15/2033 (a)	150,000	145,029
5.00%, 3/15/2034	175,000	170,861
5.00%, 1/31/2035	215,000	209,548
5.13%, 1/15/2034	359,000	353,784
5.25%, 6/15/2053	440,000	410,890
5.25%, 3/15/2054	382,000	357,094
Public Storage Operating Co.:
0.88%, 2/15/2026	100,000	95,940
1.85%, 5/1/2028 (a)	118,000	107,624
2.25%, 11/9/2031 (a)	298,000	249,131
2.30%, 5/1/2031	10,000	8,547
3.09%, 9/15/2027	250,000	240,440
3.39%, 5/1/2029 (a)	100,000	94,402
5.10%, 8/1/2033	107,000	106,282

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.35%, 8/1/2053	$545,000	$519,036
Rayonier LP 2.75%, 5/17/2031	170,000	143,869
Realty Income Corp.:
0.75%, 3/15/2026	175,000	166,924
2.20%, 6/15/2028	27,000	24,690
2.85%, 12/15/2032	125,000	105,525
3.00%, 1/15/2027	510,000	493,231
3.25%, 6/15/2029	100,000	93,281
3.25%, 1/15/2031	1,105,000	997,152
3.40%, 1/15/2028	425,000	407,647
3.40%, 1/15/2030	139,000	129,210
3.95%, 8/15/2027	419,000	412,179
4.00%, 7/15/2029	307,000	295,448
4.13%, 10/15/2026	250,000	247,600
4.65%, 3/15/2047	50,000	43,079
4.75%, 2/15/2029 (a)	200,000	198,526
4.85%, 3/15/2030	115,000	114,330
4.88%, 6/1/2026 (a)	100,000	100,258
4.90%, 7/15/2033	452,000	438,133
5.13%, 2/15/2034	54,000	52,943
5.38%, 9/1/2054	100,000	94,956
5.63%, 10/13/2032	193,000	197,232
Regency Centers LP:
2.95%, 9/15/2029	502,000	460,018
4.13%, 3/15/2028	5,000	4,872
5.10%, 1/15/2035 (a)	160,000	156,034
5.25%, 1/15/2034	130,000	128,249
Sabra Health Care LP:
3.20%, 12/1/2031	350,000	300,419
3.90%, 10/15/2029	134,000	125,277
5.13%, 8/15/2026	403,000	403,040
Safehold GL Holdings LLC:
5.65%, 1/15/2035	250,000	243,797
6.10%, 4/1/2034	125,000	127,191
Simon Property Group LP:
2.20%, 2/1/2031	551,000	468,780
2.25%, 1/15/2032 (a)	160,000	132,781
2.45%, 9/13/2029	500,000	449,420
2.65%, 2/1/2032	304,000	258,780
3.25%, 9/13/2049 (a)	163,000	109,314
3.30%, 1/15/2026	336,000	331,350
3.38%, 12/1/2027	100,000	96,768
3.80%, 7/15/2050	321,000	236,673
4.25%, 10/1/2044 (a)	65,000	53,578
4.75%, 9/26/2034	80,000	75,853
4.75%, 3/15/2042	131,000	117,282
5.50%, 3/8/2033 (a)	370,000	375,702
5.85%, 3/8/2053	335,000	337,734
6.25%, 1/15/2034 (a)	500,000	530,715
6.65%, 1/15/2054 (a)	200,000	222,346
6.75%, 2/1/2040	100,000	110,338
Store Capital LLC:
2.70%, 12/1/2031	543,000	446,438
4.50%, 3/15/2028	267,000	258,939
Security Description	Principal Amount	Value
Sun Communities Operating LP:
2.70%, 7/15/2031	$272,000	$228,790
4.20%, 4/15/2032	133,000	121,319
5.50%, 1/15/2029 (a)	277,000	278,704
5.70%, 1/15/2033	220,000	218,887
Tanger Properties LP 2.75%, 9/1/2031	50,000	42,198
UDR, Inc.:
3.00%, 8/15/2031	300,000	263,388
Series MTN, 3.20%, 1/15/2030	309,000	282,871
Series MTN, 4.40%, 1/26/2029	298,000	289,584
5.13%, 9/1/2034	625,000	605,231
Ventas Realty LP:
3.25%, 10/15/2026	40,000	38,921
4.13%, 1/15/2026	150,000	148,851
4.40%, 1/15/2029	50,000	48,705
4.75%, 11/15/2030	73,000	71,362
4.88%, 4/15/2049	100,000	86,018
5.00%, 1/15/2035	375,000	358,391
5.63%, 7/1/2034	440,000	442,530
5.70%, 9/30/2043	200,000	193,920
VICI Properties LP:
4.75%, 2/15/2028	100,000	99,223
4.95%, 2/15/2030	250,000	244,765
5.13%, 11/15/2031	435,000	425,152
5.13%, 5/15/2032	716,000	695,601
5.63%, 5/15/2052	232,000	215,083
6.13%, 4/1/2054	185,000	183,252
Welltower OP LLC:
2.05%, 1/15/2029	220,000	196,706
2.70%, 2/15/2027 (a)	26,000	24,993
2.75%, 1/15/2032	104,000	88,532
3.10%, 1/15/2030	281,000	255,912
4.13%, 3/15/2029	293,000	283,665
4.25%, 4/15/2028	362,000	354,554
6.50%, 3/15/2041	378,000	404,755
Weyerhaeuser Co.:
4.00%, 4/15/2030	236,000	223,591
4.00%, 3/9/2052 (a)	125,000	94,035
4.75%, 5/15/2026	390,000	389,957
7.38%, 3/15/2032	235,000	261,783
WP Carey, Inc.:
2.40%, 2/1/2031	80,000	68,004
3.85%, 7/15/2029 (a)	310,000	294,959
		68,033,884
RETAIL — 2.3%
AutoNation, Inc.:
2.40%, 8/1/2031	860,000	709,302
3.85%, 3/1/2032 (a)	908,000	814,285
AutoZone, Inc.:
1.65%, 1/15/2031	50,000	41,100
3.13%, 4/21/2026	266,000	260,584

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 8/1/2032	$275,000	$266,054
4.75%, 2/1/2033	200,000	191,970
5.05%, 7/15/2026	150,000	150,869
5.10%, 7/15/2029 (a)	627,000	630,217
5.40%, 7/15/2034 (a)	250,000	248,612
6.25%, 11/1/2028	175,000	183,047
6.55%, 11/1/2033	337,000	362,801
Best Buy Co., Inc. 1.95%, 10/1/2030 (a)	50,000	42,102
Costco Wholesale Corp.:
1.38%, 6/20/2027	362,000	336,443
1.60%, 4/20/2030	875,000	748,685
Darden Restaurants, Inc.:
3.85%, 5/1/2027	50,000	48,892
4.35%, 10/15/2027	200,000	197,306
4.55%, 10/15/2029 (a)	180,000	175,527
6.30%, 10/10/2033 (a)	120,000	125,726
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052 (a)	350,000	255,650
Dollar General Corp.:
4.13%, 5/1/2028	100,000	97,158
4.13%, 4/3/2050	100,000	73,623
5.20%, 7/5/2028 (a)	50,000	50,149
5.45%, 7/5/2033 (a)	1,100,000	1,081,322
Dollar Tree, Inc.:
3.38%, 12/1/2051	150,000	95,274
4.20%, 5/15/2028	100,000	97,201
Ferguson Enterprises, Inc. 5.00%, 10/3/2034	175,000	167,325
Genuine Parts Co.:
2.75%, 2/1/2032 (a)	350,000	295,340
4.95%, 8/15/2029	328,000	326,872
6.88%, 11/1/2033 (a)	294,000	322,609
Home Depot, Inc.:
1.38%, 3/15/2031	100,000	80,969
2.13%, 9/15/2026 (a)	1,348,000	1,297,073
2.38%, 3/15/2051	185,000	104,379
2.50%, 4/15/2027	300,000	287,079
2.70%, 4/15/2030	200,000	180,068
2.75%, 9/15/2051	350,000	213,392
2.95%, 6/15/2029	505,000	469,453
3.13%, 12/15/2049	385,000	257,881
3.30%, 4/15/2040	175,000	136,241
3.35%, 4/15/2050	374,000	261,314
3.63%, 4/15/2052	797,000	577,857
3.90%, 12/6/2028	325,000	316,764
3.90%, 6/15/2047	595,000	465,587
4.20%, 4/1/2043	100,000	84,413
4.25%, 4/1/2046	794,000	660,679
4.40%, 3/15/2045	493,000	421,214
4.50%, 12/6/2048	100,000	85,373
4.75%, 6/25/2029	300,000	300,549
4.85%, 6/25/2031	500,000	499,640
4.88%, 6/25/2027	200,000	201,878
4.88%, 2/15/2044	543,000	496,389
Security Description	Principal Amount	Value
4.90%, 4/15/2029 (a)	$150,000	$151,349
4.95%, 9/30/2026	90,000	90,817
4.95%, 6/25/2034	425,000	418,990
4.95%, 9/15/2052 (a)	659,000	600,158
5.15%, 6/25/2026	400,000	404,000
5.30%, 6/25/2054	200,000	191,838
5.40%, 6/25/2064	175,000	167,620
5.88%, 12/16/2036	500,000	526,985
5.95%, 4/1/2041	232,000	243,479
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (a)	250,000	223,525
2.63%, 4/1/2031 (a)	300,000	260,547
3.35%, 4/1/2027	200,000	194,366
3.65%, 4/5/2029	1,579,000	1,503,524
3.70%, 4/15/2046	400,000	295,408
3.75%, 4/1/2032	200,000	183,048
4.05%, 5/3/2047	555,000	430,158
4.25%, 4/1/2052	300,000	233,982
4.45%, 4/1/2062	355,000	274,497
4.50%, 4/15/2030 (a)	401,000	393,409
4.55%, 4/5/2049	140,000	115,528
4.80%, 4/1/2026	75,000	75,131
5.00%, 4/15/2033	85,000	83,704
5.15%, 7/1/2033	140,000	139,187
5.63%, 4/15/2053 (a)	1,018,000	979,856
5.80%, 9/15/2062	455,000	440,481
5.85%, 4/1/2063	221,000	215,762
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	152,000	132,752
Series MTN, 3.63%, 5/1/2043	807,000	618,081
Series MTN, 3.63%, 9/1/2049	750,000	540,540
Series MTN, 3.70%, 1/30/2026	345,000	342,340
Series MTN, 3.80%, 4/1/2028 (a)	300,000	291,996
Series MTN, 4.20%, 4/1/2050	183,000	144,962
Series MTN, 4.45%, 3/1/2047	301,000	253,162
Series MTN, 4.60%, 9/9/2032 (a)	720,000	700,812
Series MTN, 4.60%, 5/26/2045	75,000	65,005
Series MTN, 4.88%, 12/9/2045	790,000	708,583
4.95%, 8/14/2033 (a)	207,000	205,336
Series GMTN, 5.00%, 5/17/2029	255,000	256,647
Series GMTN, 5.20%, 5/17/2034 (a)	200,000	202,000
5.45%, 8/14/2053 (a)	158,000	151,272
Series MTN, 6.30%, 3/1/2038 (a)	266,000	285,711

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
O'Reilly Automotive, Inc.:
3.90%, 6/1/2029	$615,000	$589,336
4.20%, 4/1/2030 (a)	246,000	236,827
4.70%, 6/15/2032 (a)	175,000	169,148
5.00%, 8/19/2034	250,000	242,470
5.75%, 11/20/2026	100,000	101,730
Starbucks Corp.:
2.00%, 3/12/2027	62,000	58,575
2.25%, 3/12/2030	375,000	328,657
2.45%, 6/15/2026	250,000	242,517
2.55%, 11/15/2030	463,000	405,500
3.00%, 2/14/2032 (a)	200,000	174,822
3.35%, 3/12/2050	251,000	167,354
3.50%, 11/15/2050 (a)	100,000	69,223
4.00%, 11/15/2028 (a)	250,000	242,292
4.30%, 6/15/2045	709,000	574,276
4.50%, 11/15/2048 (a)	258,000	213,562
4.75%, 2/15/2026	100,000	100,241
4.80%, 2/15/2033	68,000	66,327
4.85%, 2/8/2027	200,000	200,822
4.90%, 2/15/2031 (a)	200,000	199,706
5.00%, 2/15/2034 (a)	200,000	195,770
Target Corp.:
2.35%, 2/15/2030	726,000	644,949
2.65%, 9/15/2030	522,000	465,212
2.95%, 1/15/2052 (a)	672,000	429,012
3.90%, 11/15/2047	50,000	38,953
4.00%, 7/1/2042 (a)	330,000	275,626
4.50%, 9/15/2032 (a)	150,000	144,986
4.50%, 9/15/2034 (a)	205,000	194,812
4.80%, 1/15/2053 (a)	364,000	325,110
6.50%, 10/15/2037	305,000	334,615
TJX Cos., Inc.:
1.60%, 5/15/2031	7,000	5,728
2.25%, 9/15/2026	75,000	72,305
3.88%, 4/15/2030	343,000	326,961
Tractor Supply Co. 5.25%, 5/15/2033	310,000	309,690
Walmart, Inc.:
1.50%, 9/22/2028 (a)	224,000	201,186
1.80%, 9/22/2031	553,000	461,893
2.38%, 9/24/2029	1,000	911
2.50%, 9/22/2041	282,000	194,120
2.65%, 9/22/2051	550,000	339,465
3.25%, 7/8/2029 (a)	419,000	397,463
3.70%, 6/26/2028 (a)	50,000	48,902
3.90%, 4/15/2028	1,000,000	982,340
3.95%, 9/9/2027 (a)	161,000	159,306
4.00%, 4/15/2026	366,000	364,324
4.05%, 6/29/2048	920,000	754,253
4.10%, 4/15/2033 (a)	160,000	152,309
4.15%, 9/9/2032 (a)	183,000	176,238
4.50%, 9/9/2052	900,000	784,485
4.50%, 4/15/2053 (a)	349,000	304,091
5.00%, 10/25/2040	100,000	97,530
Security Description	Principal Amount	Value
5.25%, 9/1/2035 (a)	$225,000	$231,703
5.63%, 4/1/2040	251,000	261,906
6.20%, 4/15/2038	200,000	220,900
7.55%, 2/15/2030 (a)	100,000	114,018
		43,925,242
SEMICONDUCTORS — 2.6%
Advanced Micro Devices, Inc.:
3.92%, 6/1/2032 (a)	295,000	274,002
4.39%, 6/1/2052 (a)	9,000	7,523
Analog Devices, Inc.:
1.70%, 10/1/2028 (a)	155,000	139,058
2.10%, 10/1/2031	200,000	167,574
2.80%, 10/1/2041	478,000	336,784
2.95%, 10/1/2051	320,000	203,187
3.45%, 6/15/2027	35,000	34,109
3.50%, 12/5/2026	328,000	322,040
5.05%, 4/1/2034	65,000	64,912
5.30%, 4/1/2054	100,000	95,030
Applied Materials, Inc.:
1.75%, 6/1/2030	1,044,000	891,868
3.30%, 4/1/2027 (a)	50,000	48,705
4.35%, 4/1/2047	210,000	177,765
4.80%, 6/15/2029 (a)	850,000	853,068
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.50%, 1/15/2028	634,000	610,009
3.88%, 1/15/2027	200,000	196,828
Broadcom, Inc.:
1.95%, 2/15/2028 (e)	131,000	119,924
2.45%, 2/15/2031 (e)	1,097,000	946,634
2.60%, 2/15/2033 (e)	725,000	599,705
3.14%, 11/15/2035 (e)	707,000	577,534
3.19%, 11/15/2036 (e)	100,000	80,541
3.42%, 4/15/2033 (e)	565,000	494,731
3.47%, 4/15/2034 (e)	392,000	339,672
3.50%, 2/15/2041 (e)	486,000	379,440
3.75%, 2/15/2051 (e)	375,000	278,786
4.00%, 4/15/2029 (e)	335,000	322,381
4.11%, 9/15/2028	200,000	195,358
4.15%, 2/15/2028	110,000	108,154
4.15%, 11/15/2030	1,387,000	1,328,399
4.15%, 4/15/2032 (a) (e)	671,000	628,673
4.35%, 2/15/2030	125,000	121,573
4.55%, 2/15/2032	180,000	174,037
4.75%, 4/15/2029	225,000	223,439
4.80%, 10/15/2034 (a)	505,000	487,340
4.93%, 5/15/2037 (a) (e)	1,507,000	1,434,483
5.00%, 4/15/2030 (a)	150,000	150,078
5.05%, 7/12/2027	225,000	227,185
5.05%, 7/12/2029	135,000	135,504
5.15%, 11/15/2031	525,000	528,397
Intel Corp.:
1.60%, 8/12/2028	225,000	198,839
2.00%, 8/12/2031 (a)	360,000	289,940
2.45%, 11/15/2029	1,042,000	914,011

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 8/12/2041	$250,000	$159,363
3.05%, 8/12/2051 (a)	251,000	142,799
3.15%, 5/11/2027	315,000	302,189
3.25%, 11/15/2049	35,000	20,963
3.73%, 12/8/2047	661,000	437,456
3.75%, 3/25/2027	250,000	243,425
3.75%, 8/5/2027	250,000	242,478
3.90%, 3/25/2030	490,000	458,478
4.00%, 8/5/2029	250,000	238,110
4.10%, 5/11/2047	397,000	281,826
4.15%, 8/5/2032 (a)	515,000	468,650
4.25%, 12/15/2042	197,000	149,836
4.60%, 3/25/2040	145,000	120,618
4.75%, 3/25/2050	1,710,000	1,322,343
4.80%, 10/1/2041	650,000	540,943
4.88%, 2/10/2026	200,000	200,032
4.88%, 2/10/2028	950,000	944,851
4.90%, 7/29/2045 (a)	252,000	203,477
4.90%, 8/5/2052	719,000	566,824
4.95%, 3/25/2060 (a)	221,000	172,749
5.00%, 2/21/2031	125,000	122,641
5.13%, 2/10/2030	75,000	74,300
5.15%, 2/21/2034 (a)	145,000	139,123
5.20%, 2/10/2033 (a)	735,000	710,069
5.60%, 2/21/2054	750,000	658,417
5.63%, 2/10/2043	400,000	365,616
5.70%, 2/10/2053	428,000	378,990
KLA Corp.:
3.30%, 3/1/2050	111,000	76,770
4.10%, 3/15/2029	350,000	341,156
4.65%, 7/15/2032 (a)	140,000	137,099
4.70%, 2/1/2034	101,000	98,036
4.95%, 7/15/2052 (a)	376,000	341,246
5.00%, 3/15/2049	101,000	93,117
5.25%, 7/15/2062	430,000	402,239
Lam Research Corp.:
1.90%, 6/15/2030 (a)	868,000	743,390
2.88%, 6/15/2050 (a)	240,000	151,639
3.13%, 6/15/2060	75,000	45,897
3.75%, 3/15/2026	825,000	816,717
4.88%, 3/15/2049	610,000	547,914
Marvell Technology, Inc.:
1.65%, 4/15/2026	150,000	143,856
2.95%, 4/15/2031	111,000	97,426
4.88%, 6/22/2028	300,000	298,218
5.95%, 9/15/2033	280,000	290,847
Microchip Technology, Inc.:
4.90%, 3/15/2028	350,000	348,803
5.05%, 3/15/2029	116,000	115,724
5.05%, 2/15/2030	350,000	347,757
Micron Technology, Inc.:
3.48%, 11/1/2051 (a)	288,000	193,781
4.19%, 2/15/2027	250,000	246,478
4.66%, 2/15/2030 (a)	133,000	129,772
4.98%, 2/6/2026	100,000	100,084
Security Description	Principal Amount	Value
5.30%, 1/15/2031	$325,000	$324,795
5.33%, 2/6/2029	140,000	140,710
5.38%, 4/15/2028	168,000	169,798
5.88%, 2/9/2033 (a)	276,000	282,704
5.88%, 9/15/2033 (a)	300,000	307,836
6.75%, 11/1/2029	500,000	532,000
NVIDIA Corp.:
3.20%, 9/16/2026	350,000	343,179
3.50%, 4/1/2040	1,265,000	1,046,459
NXP BV/NXP Funding LLC 5.55%, 12/1/2028 (a)	200,000	203,302
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031 (a)	355,000	302,229
2.65%, 2/15/2032	1,097,000	922,873
3.25%, 5/11/2041	224,000	163,574
3.25%, 11/30/2051 (a)	100,000	64,023
3.88%, 6/18/2026 (a)	150,000	147,920
4.30%, 6/18/2029 (a)	665,000	644,531
4.40%, 6/1/2027	100,000	98,967
5.00%, 1/15/2033 (a)	169,000	164,354
Qorvo, Inc. 4.38%, 10/15/2029 (a)	531,000	498,211
QUALCOMM, Inc.:
2.15%, 5/20/2030	400,000	351,060
3.25%, 5/20/2027 (a)	473,000	460,087
3.25%, 5/20/2050	467,000	318,461
4.25%, 5/20/2032 (a)	516,000	496,330
4.30%, 5/20/2047	400,000	330,608
4.50%, 5/20/2052 (a)	400,000	334,816
4.65%, 5/20/2035 (a)	250,000	241,623
4.80%, 5/20/2045	407,000	367,008
5.40%, 5/20/2033 (a)	220,000	226,875
6.00%, 5/20/2053 (a)	453,000	472,946
Skyworks Solutions, Inc.:
1.80%, 6/1/2026	1,123,000	1,075,564
3.00%, 6/1/2031	335,000	286,804
Texas Instruments, Inc.:
1.13%, 9/15/2026	90,000	85,145
1.75%, 5/4/2030	352,000	301,220
1.90%, 9/15/2031 (a)	464,000	388,345
2.25%, 9/4/2029	204,000	183,170
2.90%, 11/3/2027 (a)	200,000	191,718
3.88%, 3/15/2039	100,000	85,858
4.10%, 8/16/2052	20,000	15,741
4.15%, 5/15/2048	402,000	327,188
4.60%, 2/15/2028 (a)	200,000	200,302
4.60%, 2/8/2029	90,000	89,763
4.85%, 2/8/2034 (a)	85,000	83,646
4.90%, 3/14/2033 (a)	685,000	680,431
5.00%, 3/14/2053	150,000	137,073
5.05%, 5/18/2063	445,000	400,856
5.15%, 2/8/2054	200,000	187,176
TSMC Arizona Corp.:
1.75%, 10/25/2026	513,000	486,498

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 10/25/2031	$505,000	$432,553
3.13%, 10/25/2041	700,000	535,703
3.25%, 10/25/2051 (a)	175,000	125,508
3.88%, 4/22/2027	230,000	225,922
4.25%, 4/22/2032	152,000	145,149
Xilinx, Inc. 2.38%, 6/1/2030	250,000	220,380
		48,330,744
SHIPBUILDING — 0.0% (d)
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	100,000	89,830
4.20%, 5/1/2030 (a)	396,000	375,143
5.35%, 1/15/2030	125,000	125,214
5.75%, 1/15/2035 (a)	105,000	104,630
		694,817
SOFTWARE — 2.4%
Adobe, Inc.:
2.15%, 2/1/2027	300,000	286,218
4.80%, 4/4/2029	300,000	301,350
4.85%, 4/4/2027	80,000	80,544
4.95%, 4/4/2034 (a)	200,000	198,210
AppLovin Corp.:
5.13%, 12/1/2029	245,000	244,248
5.38%, 12/1/2031	350,000	350,273
5.50%, 12/1/2034	350,000	346,927
5.95%, 12/1/2054	145,000	143,130
Atlassian Corp.:
5.25%, 5/15/2029	200,000	201,366
5.50%, 5/15/2034	95,000	95,490
Autodesk, Inc.:
2.85%, 1/15/2030	263,000	238,189
3.50%, 6/15/2027	20,000	19,421
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	300,000	256,554
2.90%, 12/1/2029	185,000	167,249
Cadence Design Systems, Inc.:
4.20%, 9/10/2027	85,000	84,028
4.30%, 9/10/2029	250,000	245,047
4.70%, 9/10/2034	155,000	148,636
Concentrix Corp.:
6.60%, 8/2/2028 (a)	858,000	879,090
6.65%, 8/2/2026	435,000	442,713
6.85%, 8/2/2033 (a)	250,000	251,885
Electronic Arts, Inc. 2.95%, 2/15/2051 (a)	25,000	15,673
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	200,000	191,838
3.10%, 3/1/2041	780,000	566,818
5.10%, 7/15/2032	207,000	205,967
Fiserv, Inc.:
3.50%, 7/1/2029	580,000	544,278
Security Description	Principal Amount	Value
4.20%, 10/1/2028	$619,000	$602,151
4.40%, 7/1/2049	752,000	614,429
4.75%, 3/15/2030	250,000	246,795
5.15%, 3/15/2027	350,000	352,985
5.15%, 8/12/2034	250,000	244,377
5.35%, 3/15/2031 (a)	100,000	101,636
5.45%, 3/2/2028 (a)	442,000	448,913
5.45%, 3/15/2034	400,000	400,232
5.63%, 8/21/2033	600,000	610,782
Intuit, Inc.:
1.65%, 7/15/2030	878,000	740,119
5.13%, 9/15/2028	400,000	405,908
5.20%, 9/15/2033	415,000	415,759
5.25%, 9/15/2026	200,000	202,252
5.50%, 9/15/2053	260,000	255,029
Microsoft Corp.:
1.35%, 9/15/2030	500,000	423,405
2.40%, 8/8/2026	1,062,000	1,030,660
2.50%, 9/15/2050	100,000	60,613
2.53%, 6/1/2050	1,550,000	953,234
2.68%, 6/1/2060	788,000	460,696
2.92%, 3/17/2052 (a)	1,515,000	1,003,627
3.04%, 3/17/2062	897,000	574,268
3.30%, 2/6/2027	725,000	709,789
3.40%, 9/15/2026	450,000	443,101
3.40%, 6/15/2027	200,000	195,694
3.45%, 8/8/2036	454,000	395,302
3.50%, 2/12/2035 (a)	150,000	135,806
3.50%, 11/15/2042	200,000	161,638
3.70%, 8/8/2046	418,000	333,752
3.95%, 8/8/2056	286,000	227,928
4.20%, 11/3/2035 (a)	150,000	143,196
4.25%, 2/6/2047 (a)	200,000	177,328
4.45%, 11/3/2045	150,000	138,344
4.50%, 6/15/2047	427,000	384,582
4.50%, 2/6/2057 (a)	230,000	205,475
5.20%, 6/1/2039	50,000	51,773
Oracle Corp.:
2.30%, 3/25/2028 (a)	505,000	466,958
2.65%, 7/15/2026	1,236,000	1,199,130
2.80%, 4/1/2027	200,000	192,004
2.88%, 3/25/2031	2,553,000	2,243,372
2.95%, 4/1/2030	538,000	485,733
3.25%, 11/15/2027	384,000	369,143
3.60%, 4/1/2040	910,000	710,410
3.60%, 4/1/2050	780,000	545,454
3.65%, 3/25/2041	300,000	233,025
3.80%, 11/15/2037	500,000	417,630
3.85%, 7/15/2036	152,000	130,208
3.85%, 4/1/2060	1,000,000	685,490
3.90%, 5/15/2035	175,000	153,064
3.95%, 3/25/2051	373,000	275,912
4.00%, 7/15/2046	807,000	620,268
4.00%, 11/15/2047	150,000	114,338
4.10%, 3/25/2061	965,000	690,969

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 5/15/2045	$354,000	$278,994
4.20%, 9/27/2029 (a)	220,000	212,443
4.30%, 7/8/2034	250,000	229,942
4.38%, 5/15/2055	275,000	214,855
4.50%, 5/6/2028	90,000	89,124
4.50%, 7/8/2044	100,000	84,213
4.70%, 9/27/2034	750,000	711,090
4.90%, 2/6/2033	490,000	477,280
5.38%, 7/15/2040	1,371,000	1,315,790
5.38%, 9/27/2054	750,000	692,055
5.50%, 9/27/2064	500,000	458,080
5.55%, 2/6/2053 (a)	1,277,000	1,208,348
6.13%, 7/8/2039	944,000	978,447
6.25%, 11/9/2032	523,000	554,019
6.90%, 11/9/2052	675,000	754,711
Roper Technologies, Inc.:
1.75%, 2/15/2031	603,000	495,527
3.80%, 12/15/2026	608,000	598,467
4.20%, 9/15/2028	103,000	100,583
4.50%, 10/15/2029 (a)	50,000	49,071
4.75%, 2/15/2032	165,000	160,662
4.90%, 10/15/2034	200,000	192,370
Salesforce, Inc.:
1.50%, 7/15/2028	100,000	89,823
1.95%, 7/15/2031	600,000	503,778
2.70%, 7/15/2041	288,000	203,100
2.90%, 7/15/2051	500,000	319,190
3.05%, 7/15/2061 (a)	580,000	356,253
3.70%, 4/11/2028 (a)	121,000	117,839
ServiceNow, Inc. 1.40%, 9/1/2030	300,000	249,132
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	200,000	195,194
4.95%, 3/28/2028	300,000	299,814
5.00%, 3/28/2026	500,000	501,565
5.40%, 6/12/2029	95,000	96,187
5.60%, 6/12/2034	100,000	100,809
VMware LLC:
1.40%, 8/15/2026	465,000	440,508
1.80%, 8/15/2028 (a)	41,000	36,783
2.20%, 8/15/2031	678,000	562,496
3.90%, 8/21/2027	250,000	244,370
4.65%, 5/15/2027 (a)	100,000	99,588
4.70%, 5/15/2030 (a)	362,000	354,525
Workday, Inc.:
3.50%, 4/1/2027	147,000	143,228
3.70%, 4/1/2029	104,000	98,935
3.80%, 4/1/2032	260,000	236,605
		44,995,621
TELECOMMUNICATIONS — 4.0%
America Movil SAB de CV:
2.88%, 5/7/2030	277,000	247,137
3.63%, 4/22/2029	250,000	235,045
4.38%, 7/16/2042	550,000	460,438
Security Description	Principal Amount	Value
4.70%, 7/21/2032	$275,000	$262,727
6.13%, 11/15/2037 (a)	125,000	128,375
6.13%, 3/30/2040	1,021,000	1,045,637
6.38%, 3/1/2035	50,000	52,893
AT&T, Inc.:
1.65%, 2/1/2028	350,000	318,234
1.70%, 3/25/2026	1,856,000	1,791,040
2.25%, 2/1/2032	1,303,000	1,076,447
2.30%, 6/1/2027	764,000	721,277
2.55%, 12/1/2033	900,000	724,896
2.75%, 6/1/2031	151,000	131,365
3.50%, 6/1/2041	1,141,000	874,052
3.50%, 9/15/2053	2,155,000	1,452,599
3.50%, 2/1/2061	60,000	38,509
3.55%, 9/15/2055	1,417,000	955,837
3.65%, 6/1/2051	2,307,000	1,627,635
3.65%, 9/15/2059	784,000	519,957
3.80%, 2/15/2027	296,000	290,311
3.80%, 12/1/2057	1,401,000	970,164
3.85%, 6/1/2060	794,000	550,607
3.88%, 1/15/2026	71,000	70,378
4.30%, 2/15/2030	1,464,000	1,416,918
4.30%, 12/15/2042 (a)	425,000	353,426
4.35%, 3/1/2029 (a)	500,000	489,395
4.35%, 6/15/2045	100,000	82,106
4.50%, 5/15/2035	280,000	259,067
4.50%, 3/9/2048	425,000	350,327
4.55%, 3/9/2049 (a)	883,000	733,181
4.65%, 6/1/2044	352,000	299,446
4.75%, 5/15/2046	573,000	497,570
4.80%, 6/15/2044	193,000	168,228
4.85%, 3/1/2039	400,000	370,776
5.15%, 2/15/2050	25,000	22,427
5.15%, 11/15/2046	285,000	261,995
5.25%, 3/1/2037	25,000	24,419
5.35%, 9/1/2040 (a)	150,000	144,528
5.40%, 2/15/2034 (a)	1,623,000	1,630,368
5.45%, 3/1/2047	145,000	137,169
6.00%, 8/15/2040	50,000	50,952
Bell Telephone Co. of Canada or Bell Canada:
Series US-6, 3.20%, 2/15/2052	15,000	9,514
3.65%, 8/15/2052	26,000	17,897
Series US-4, 3.65%, 3/17/2051	180,000	124,450
4.46%, 4/1/2048 (a)	252,000	203,921
5.10%, 5/11/2033 (a)	300,000	291,507
5.20%, 2/15/2034	250,000	243,815
5.55%, 2/15/2054 (a)	500,000	469,460
British Telecommunications PLC 9.63%, 12/15/2030	697,000	844,220
Cisco Systems, Inc.:
2.95%, 2/28/2026	100,000	98,332
4.80%, 2/26/2027	320,000	322,230

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 2/26/2029	$175,000	$176,054
4.95%, 2/26/2031	625,000	627,062
5.05%, 2/26/2034	330,000	328,720
5.30%, 2/26/2054	450,000	436,954
5.35%, 2/26/2064	600,000	576,126
5.50%, 1/15/2040	822,000	827,910
5.90%, 2/15/2039	406,000	427,843
Corning, Inc.:
3.90%, 11/15/2049	50,000	37,457
4.38%, 11/15/2057	125,000	95,901
4.70%, 3/15/2037 (a)	50,000	46,010
4.75%, 3/15/2042	1,145,000	1,015,523
5.45%, 11/15/2079 (a)	206,000	186,533
5.85%, 11/15/2068	100,000	95,681
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	479,000	556,790
9.25%, 6/1/2032	175,000	217,105
Juniper Networks, Inc.:
2.00%, 12/10/2030 (a)	217,000	181,264
3.75%, 8/15/2029	22,000	20,893
Motorola Solutions, Inc.:
2.30%, 11/15/2030	275,000	235,428
2.75%, 5/24/2031	139,000	120,393
5.00%, 4/15/2029	300,000	299,508
5.40%, 4/15/2034 (a)	115,000	115,028
5.50%, 9/1/2044 (a)	117,000	112,553
5.60%, 6/1/2032	253,000	258,174
Nokia OYJ 6.63%, 5/15/2039	700,000	712,327
Orange SA 9.00%, 3/1/2031	450,000	536,503
Rogers Communications, Inc.:
3.20%, 3/15/2027	1,422,000	1,373,496
4.30%, 2/15/2048	374,000	292,408
4.35%, 5/1/2049	69,000	54,067
4.50%, 3/15/2042 (a)	555,000	468,292
4.55%, 3/15/2052 (a)	440,000	351,525
5.00%, 2/15/2029	150,000	149,084
5.00%, 3/15/2044	200,000	177,200
5.30%, 2/15/2034	505,000	492,269
7.50%, 8/15/2038	35,000	39,763
Sprint Capital Corp.:
6.88%, 11/15/2028	500,000	530,435
8.75%, 3/15/2032	955,000	1,141,779
Sprint LLC 7.63%, 3/1/2026	509,000	520,524
Telefonica Emisiones SA:
4.10%, 3/8/2027	422,000	415,303
4.90%, 3/6/2048	300,000	254,232
5.21%, 3/8/2047	911,000	809,651
5.52%, 3/1/2049 (a)	539,000	496,732
Telefonica Europe BV 8.25%, 9/15/2030	631,000	719,958
TELUS Corp.:
2.80%, 2/16/2027	73,000	69,914
Security Description	Principal Amount	Value
3.70%, 9/15/2027	$5,000	$4,852
4.60%, 11/16/2048	285,000	232,275
T-Mobile USA, Inc.:
2.05%, 2/15/2028	400,000	367,368
2.25%, 2/15/2026	1,304,000	1,267,605
2.55%, 2/15/2031	330,000	283,741
2.63%, 4/15/2026	386,000	376,292
2.63%, 2/15/2029	250,000	227,433
2.70%, 3/15/2032	375,000	317,183
2.88%, 2/15/2031	50,000	43,851
3.00%, 2/15/2041	385,000	274,370
3.30%, 2/15/2051	100,000	65,982
3.38%, 4/15/2029	650,000	607,113
3.40%, 10/15/2052	200,000	133,446
3.50%, 4/15/2031	2,100,000	1,903,986
3.60%, 11/15/2060	417,000	275,470
3.75%, 4/15/2027	775,000	757,152
3.88%, 4/15/2030	1,166,000	1,097,288
4.20%, 10/1/2029 (a)	105,000	101,596
4.38%, 4/15/2040	676,000	585,227
4.50%, 4/15/2050 (a)	481,000	394,838
4.70%, 1/15/2035	200,000	188,912
4.75%, 2/1/2028 (a)	200,000	198,752
4.85%, 1/15/2029	240,000	238,730
4.95%, 3/15/2028	45,000	45,012
5.05%, 7/15/2033	301,000	294,516
5.15%, 4/15/2034 (a)	115,000	112,970
5.20%, 1/15/2033	943,000	933,579
5.25%, 6/15/2055 (a)	200,000	181,902
5.50%, 1/15/2055	767,000	722,683
5.65%, 1/15/2053	598,000	578,338
5.75%, 1/15/2034	295,000	302,440
5.75%, 1/15/2054 (a)	540,000	527,515
5.80%, 9/15/2062 (a)	530,000	512,340
6.00%, 6/15/2054 (a)	285,000	288,725
Verizon Communications, Inc.:
1.68%, 10/30/2030	604,000	502,425
1.75%, 1/20/2031	550,000	453,244
2.10%, 3/22/2028	2,633,000	2,421,096
2.36%, 3/15/2032	565,000	468,283
2.55%, 3/21/2031	1,415,000	1,219,192
2.65%, 11/20/2040	927,000	633,716
2.85%, 9/3/2041	360,000	249,376
2.88%, 11/20/2050	100,000	61,275
2.99%, 10/30/2056	661,000	392,773
3.00%, 3/22/2027	85,000	82,086
3.00%, 11/20/2060	388,000	224,466
3.15%, 3/22/2030	291,000	266,282
3.40%, 3/22/2041	450,000	340,619
3.55%, 3/22/2051	2,340,000	1,651,478
3.70%, 3/22/2061	1,415,000	959,851
3.88%, 3/1/2052 (a)	350,000	258,748
4.00%, 3/22/2050	295,000	224,224
4.02%, 12/3/2029	193,000	185,249
4.13%, 3/16/2027	1,434,000	1,417,681

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 8/15/2046 (a)	$123,000	$97,608
4.27%, 1/15/2036	324,000	291,412
4.33%, 9/21/2028	88,000	86,376
4.40%, 11/1/2034 (a)	350,000	324,058
4.50%, 8/10/2033	600,000	565,902
4.52%, 9/15/2048	272,000	226,775
4.78%, 2/15/2035 (e)	500,000	476,615
4.81%, 3/15/2039 (a)	155,000	142,874
4.86%, 8/21/2046 (a)	1,345,000	1,200,211
5.01%, 4/15/2049 (a)	20,000	18,495
5.01%, 8/21/2054	100,000	88,274
5.05%, 5/9/2033 (a)	300,000	296,601
5.50%, 2/23/2054 (a)	710,000	678,945
6.55%, 9/15/2043	276,000	302,880
7.75%, 12/1/2030	158,000	178,956
Vodafone Group PLC:
5.13%, 6/19/2059	50,000	43,382
5.63%, 2/10/2053 (a)	150,000	142,616
5.75%, 6/28/2054	750,000	724,740
5.75%, 2/10/2063	100,000	94,590
5.88%, 6/28/2064 (a)	850,000	822,324
6.15%, 2/27/2037	552,000	579,374
		74,902,130
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	532,000	512,907
3.55%, 11/19/2026	175,000	170,977
3.90%, 11/19/2029 (a)	766,000	719,971
6.35%, 3/15/2040	250,000	252,992
Mattel, Inc. 5.45%, 11/1/2041	650,000	582,471
		2,239,318
TRANSPORTATION — 1.8%
BNSF Funding Trust I 3 mo. USD Term SOFR + 2.35%, 6.61%, 12/15/2055 (b)	225,000	226,042
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	592,000	387,576
3.55%, 2/15/2050	46,000	33,316
3.90%, 8/1/2046	962,000	750,976
4.05%, 6/15/2048	215,000	171,041
4.13%, 6/15/2047	115,000	93,135
4.15%, 4/1/2045	200,000	164,496
4.15%, 12/15/2048	200,000	160,764
4.38%, 9/1/2042	491,000	424,145
4.40%, 3/15/2042	258,000	224,032
4.45%, 3/15/2043	300,000	260,910
4.45%, 1/15/2053	125,000	104,695
4.55%, 9/1/2044	237,000	206,408
4.70%, 9/1/2045	15,000	13,237
4.95%, 9/15/2041	50,000	46,519
5.05%, 3/1/2041	50,000	47,246
Security Description	Principal Amount	Value
5.20%, 4/15/2054	$704,000	$662,999
5.40%, 6/1/2041	135,000	132,677
5.50%, 3/15/2055	280,000	274,907
5.75%, 5/1/2040	114,000	116,793
6.15%, 5/1/2037	539,000	575,765
Canadian National Railway Co.:
2.75%, 3/1/2026	210,000	205,863
3.20%, 8/2/2046	190,000	133,488
3.65%, 2/3/2048	348,000	262,242
3.85%, 8/5/2032 (a)	205,000	189,172
4.38%, 9/18/2034 (a)	40,000	37,630
5.85%, 11/1/2033	100,000	104,638
6.13%, 11/1/2053	55,000	59,171
6.20%, 6/1/2036	87,000	93,085
6.38%, 11/15/2037	592,000	644,854
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	40,000	37,877
2.05%, 3/5/2030 (a)	900,000	781,335
2.45%, 12/2/2031 (a)	231,000	197,087
3.10%, 12/2/2051 (a)	300,000	195,177
3.50%, 5/1/2050	100,000	70,964
4.20%, 11/15/2069	70,000	51,282
4.70%, 5/1/2048	604,000	524,103
4.80%, 8/1/2045	100,000	88,531
4.95%, 8/15/2045	30,000	27,123
6.13%, 9/15/2115	750,000	748,852
7.13%, 10/15/2031 (a)	280,000	310,694
CSX Corp.:
2.40%, 2/15/2030	182,000	161,336
2.60%, 11/1/2026	450,000	435,109
3.35%, 9/15/2049	510,000	354,312
3.80%, 3/1/2028	17,000	16,527
3.80%, 11/1/2046 (a)	417,000	320,577
3.80%, 4/15/2050	60,000	45,181
4.10%, 11/15/2032 (a)	100,000	93,598
4.10%, 3/15/2044	100,000	82,040
4.25%, 3/15/2029	105,000	102,812
4.25%, 11/1/2066	120,000	90,853
4.30%, 3/1/2048	225,000	185,625
4.50%, 3/15/2049	185,000	156,699
4.50%, 11/15/2052	456,000	384,668
4.50%, 8/1/2054	1,000	837
4.65%, 3/1/2068	150,000	122,598
4.75%, 5/30/2042	670,000	604,447
4.75%, 11/15/2048	280,000	246,565
4.90%, 3/15/2055 (a)	215,000	192,689
5.20%, 11/15/2033 (a)	193,000	193,401
5.50%, 4/15/2041	100,000	99,151
6.00%, 10/1/2036	201,000	211,036
6.22%, 4/30/2040	214,000	228,627
FedEx Corp.:
3.10%, 8/5/2029 (a)	1,365,000	1,264,113
3.25%, 4/1/2026	50,000	49,132
3.25%, 5/15/2041	51,000	37,227

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 8/1/2042	$635,000	$494,754
4.05%, 2/15/2048	122,000	93,487
4.10%, 4/15/2043	131,000	104,004
4.10%, 2/1/2045	316,000	247,245
4.20%, 10/17/2028	100,000	97,766
4.25%, 5/15/2030	200,000	193,696
4.40%, 1/15/2047	415,000	336,320
4.55%, 4/1/2046	184,000	153,173
4.75%, 11/15/2045	348,000	298,271
4.90%, 1/15/2034 (a)	50,000	48,652
4.95%, 10/17/2048	180,000	156,899
5.10%, 1/15/2044	102,000	92,997
5.25%, 5/15/2050 (a)	230,000	210,406
FedEx Corp. Pass-Through Trust Series 2020-1, Class AA, 1.88%, 8/20/2035	55,028	45,697
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	505,000	499,920
Kirby Corp. 4.20%, 3/1/2028	51,000	49,364
Norfolk Southern Corp.:
2.55%, 11/1/2029	242,000	218,156
2.90%, 8/25/2051	104,000	64,070
3.05%, 5/15/2050	183,000	118,410
3.16%, 5/15/2055	122,000	77,086
3.70%, 3/15/2053	122,000	87,444
3.94%, 11/1/2047	272,000	209,163
3.95%, 10/1/2042	310,000	249,420
4.05%, 8/15/2052	410,000	315,187
4.10%, 5/15/2049	50,000	39,237
4.45%, 3/1/2033	200,000	190,622
4.55%, 6/1/2053	619,000	519,236
4.84%, 10/1/2041	150,000	136,747
5.05%, 8/1/2030 (a)	145,000	146,421
5.10%, 8/1/2118	265,000	225,125
5.35%, 8/1/2054 (a)	125,000	119,105
5.55%, 3/15/2034	119,000	121,405
5.95%, 3/15/2064	219,000	224,880
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	50,000	47,541
Series MTN, 2.90%, 12/1/2026	200,000	192,960
Series MTN, 4.90%, 12/1/2029	125,000	123,903
Series GMTN, 4.95%, 9/1/2029	100,000	99,625
Series MTN, 5.25%, 6/1/2028	177,000	178,708
Series MTN, 5.38%, 3/15/2029	310,000	313,692
Series MTN, 5.50%, 6/1/2029	69,000	70,183
Security Description	Principal Amount	Value
Series MTN, 5.65%, 3/1/2028 (a)	$310,000	$316,941
6.30%, 12/1/2028	100,000	104,754
6.60%, 12/1/2033 (a)	283,000	305,943
Union Pacific Corp.:
2.15%, 2/5/2027	293,000	279,375
2.38%, 5/20/2031	200,000	172,810
2.40%, 2/5/2030 (a)	200,000	177,606
2.75%, 3/1/2026	400,000	391,700
2.80%, 2/14/2032	112,000	97,164
2.95%, 3/10/2052	650,000	410,943
2.97%, 9/16/2062	100,000	57,611
3.00%, 4/15/2027	200,000	193,422
3.20%, 5/20/2041	235,000	176,144
3.25%, 2/5/2050	438,000	299,001
3.35%, 8/15/2046	300,000	213,669
3.38%, 2/14/2042	25,000	19,015
3.50%, 2/14/2053 (a)	1,375,000	969,361
3.55%, 5/20/2061	120,000	80,166
Series MTN, 3.55%, 8/15/2039	343,000	278,286
3.70%, 3/1/2029	100,000	96,012
3.75%, 2/5/2070	353,000	236,249
3.80%, 10/1/2051	374,000	279,071
3.80%, 4/6/2071	315,000	213,592
3.84%, 3/20/2060	125,000	89,466
3.88%, 2/1/2055	60,000	44,924
3.95%, 9/10/2028	259,000	252,111
3.95%, 8/15/2059	269,000	195,991
4.00%, 4/15/2047	20,000	15,731
4.05%, 11/15/2045	100,000	80,489
4.05%, 3/1/2046	69,000	55,106
4.10%, 9/15/2067	190,000	138,430
4.50%, 9/10/2048	585,000	494,851
4.95%, 9/9/2052	55,000	50,345
4.95%, 5/15/2053	50,000	45,596
5.15%, 1/20/2063 (a)	203,000	184,846
United Parcel Service, Inc.:
2.50%, 9/1/2029	50,000	45,381
3.05%, 11/15/2027	256,000	246,162
3.40%, 3/15/2029	100,000	95,017
3.40%, 11/15/2046	340,000	245,976
3.40%, 9/1/2049	50,000	35,243
3.63%, 10/1/2042	50,000	38,836
3.75%, 11/15/2047	109,000	82,563
4.25%, 3/15/2049	290,000	236,112
4.45%, 4/1/2030	50,000	49,406
4.88%, 3/3/2033 (a)	200,000	197,766
4.88%, 11/15/2040	115,000	107,103
5.05%, 3/3/2053 (a)	193,000	176,790
5.15%, 5/22/2034 (a)	215,000	214,561
5.20%, 4/1/2040	235,000	229,059
5.30%, 4/1/2050 (a)	200,000	191,556
5.50%, 5/22/2054	470,000	458,800
5.60%, 5/22/2064	500,000	485,120

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.20%, 1/15/2038	$500,000	$535,585
		33,418,741
TRUCKING & LEASING — 0.1%
GATX Corp.:
1.90%, 6/1/2031	85,000	69,259
3.25%, 9/15/2026	38,000	37,031
4.00%, 6/30/2030 (a)	90,000	85,173
5.45%, 9/15/2033	300,000	300,519
6.05%, 3/15/2034	45,000	47,038
6.05%, 6/5/2054	300,000	308,076
6.90%, 5/1/2034	371,000	407,084
		1,254,180
WATER — 0.2%
American Water Capital Corp.:
2.30%, 6/1/2031	350,000	295,533
2.80%, 5/1/2030 (a)	180,000	161,428
2.95%, 9/1/2027	75,000	71,674
3.25%, 6/1/2051	120,000	80,059
3.45%, 6/1/2029	300,000	282,510
3.45%, 5/1/2050	60,000	41,493
3.75%, 9/1/2047	206,000	153,147
4.20%, 9/1/2048	439,000	349,769
4.30%, 12/1/2042	250,000	211,382
4.30%, 9/1/2045	43,000	35,263
4.45%, 6/1/2032	477,000	455,187
5.15%, 3/1/2034	125,000	123,911
5.45%, 3/1/2054	325,000	311,574
6.59%, 10/15/2037	100,000	110,204
Essential Utilities, Inc.:
3.35%, 4/15/2050	185,000	121,641
4.28%, 5/1/2049	524,000	410,716
4.80%, 8/15/2027	100,000	99,848
5.30%, 5/1/2052	236,000	214,687
5.38%, 1/15/2034 (a)	301,000	298,339
		3,828,365
TOTAL CORPORATE BONDS & NOTES (Cost $1,866,459,915)		1,835,958,403
Shares
SHORT-TERM INVESTMENTS — 7.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (f) (g)	13,457,439	13,457,439
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	117,157,510	$117,157,510
TOTAL SHORT-TERM INVESTMENTS (Cost $130,614,949)		130,614,949
TOTAL INVESTMENTS — 105.0% (Cost $1,997,074,864)		1,966,573,352
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(94,468,444)
NET ASSETS — 100.0%		$1,872,104,908
(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2024. Maturity date shown is the final maturity.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,835,958,403	$—	$1,835,958,403
Short-Term Investments	130,614,949	—	—	130,614,949
TOTAL INVESTMENTS	$130,614,949	$1,835,958,403	$—	$1,966,573,352

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	12,222,692	$12,226,359	$45,241,513	$57,467,872	$476	$(476)	—	$—	$63,794
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	84,323,256	70,865,817	—	—	13,457,439	13,457,439	182,783
State Street Navigator Securities Lending Portfolio II	120,998,573	120,998,573	295,516,868	299,357,931	—	—	117,157,510	117,157,510	146,661
Total		$133,224,932	$425,081,637	$427,691,620	$476	$(476)		$130,614,949	$393,238
See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.3%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2035	$947,988	$821,161
1.50%, 12/1/2035	3,383,328	2,928,339
1.50%, 2/1/2036	2,824,660	2,445,079
1.50%, 4/1/2036	1,598,547	1,379,295
1.50%, 5/1/2036	337,074	290,764
1.50%, 6/1/2036	863,170	748,940
1.50%, 7/1/2036	704,439	607,330
1.50%, 12/1/2036	883,749	760,899
1.50%, 3/1/2037	10,895,458	9,348,396
1.50%, 4/1/2037	8,184,553	7,022,416
1.50%, 5/1/2041	3,747,325	3,012,259
1.50%, 1/1/2042	1,609,833	1,294,052
1.50%, 12/1/2050	2,248,162	1,667,711
1.50%, 2/1/2051	7,762,018	5,746,868
1.50%, 5/1/2051	2,385,246	1,765,241
1.50%, 6/1/2051	13,832,414	10,235,833
1.50%, 10/1/2051	8,704,217	6,438,321
1.50%, 11/1/2051	2,136,134	1,579,886
1.50%, 3/1/2052	2,115,136	1,565,777
2.00%, 3/1/2028	104,680	101,160
2.00%, 2/1/2032	1,323,787	1,227,290
2.00%, 7/1/2035	908,582	809,544
2.00%, 8/1/2035	2,626,849	2,352,080
2.00%, 9/1/2035	11,700,959	10,443,102
2.00%, 10/1/2035	162,953	145,740
2.00%, 11/1/2035	5,295,056	4,728,376
2.00%, 1/1/2036	943,251	839,125
2.00%, 4/1/2036	3,664,600	3,250,530
2.00%, 6/1/2036	1,154,140	1,024,640
2.00%, 8/1/2036	4,980,409	4,415,108
2.00%, 9/1/2036	5,479,955	4,869,159
2.00%, 10/1/2036	2,879,981	2,552,102
2.00%, 11/1/2036	343,703	304,508
2.00%, 12/1/2036	21,109,575	18,699,032
2.00%, 1/1/2037	5,262,343	4,660,613
2.00%, 2/1/2037	2,132,093	1,890,271
2.00%, 3/1/2037	706,291	627,425
2.00%, 4/1/2037	5,685,441	5,030,690
2.00%, 6/1/2037	3,217,456	2,864,513
2.00%, 5/1/2041	2,912,779	2,433,417
2.00%, 7/1/2041	5,125,775	4,278,405
2.00%, 8/1/2041	7,507,351	6,263,480
2.00%, 3/1/2042	2,032,932	1,688,157
2.00%, 4/1/2042	1,562,318	1,290,628
2.00%, 8/1/2050	5,640,622	4,429,822
2.00%, 9/1/2050	17,235,821	13,573,968
2.00%, 10/1/2050	10,277,245	8,065,963
2.00%, 11/1/2050	20,411,970	16,011,390
2.00%, 12/1/2050	25,673,842	20,141,404
2.00%, 1/1/2051	33,231,791	26,046,785
2.00%, 2/1/2051	33,907,696	26,629,403
Security Description	Principal Amount	Value
2.00%, 3/1/2051	$9,371,020	$7,331,326
2.00%, 4/1/2051	33,791,365	26,487,541
2.00%, 5/1/2051	8,506,773	6,709,208
2.00%, 6/1/2051	1,752,410	1,374,846
2.00%, 7/1/2051	642,797	502,567
2.00%, 8/1/2051	5,238,386	4,093,982
2.00%, 9/1/2051	39,986,251	31,256,202
2.00%, 10/1/2051	7,778,548	6,080,770
2.00%, 11/1/2051	52,171,417	40,709,057
2.00%, 12/1/2051	2,862,388	2,249,179
2.00%, 1/1/2052	737,742	575,983
2.00%, 2/1/2052	46,692,972	36,435,912
2.00%, 3/1/2052	17,172,804	13,407,206
2.00%, 6/1/2052	2,654,302	2,067,241
2.50%, 4/1/2027	111,701	109,414
2.50%, 9/1/2027	88,091	86,093
2.50%, 10/1/2027	38,595	37,687
2.50%, 1/1/2028	141,525	138,242
2.50%, 4/1/2028	55,289	53,799
2.50%, 5/1/2028	47,586	46,503
2.50%, 6/1/2028	31,185	30,304
2.50%, 10/1/2029	12,330	11,843
2.50%, 1/1/2031	52,774	50,185
2.50%, 6/1/2031	268,472	254,017
2.50%, 10/1/2031	342,670	323,088
2.50%, 9/1/2032	639,507	604,903
2.50%, 11/1/2032	67,632	63,257
2.50%, 2/1/2033	53,020	49,570
2.50%, 4/1/2033	1,844,370	1,722,843
2.50%, 12/1/2033	1,320,938	1,234,708
2.50%, 1/1/2035	1,204,238	1,106,593
2.50%, 2/1/2035	399,275	364,628
2.50%, 4/1/2035	347,314	318,010
2.50%, 5/1/2035	1,142,320	1,045,584
2.50%, 7/1/2035	4,042,686	3,719,426
2.50%, 8/1/2035	2,279,109	2,084,000
2.50%, 9/1/2035	1,863,349	1,703,258
2.50%, 10/1/2035	866,389	791,952
2.50%, 11/1/2035	1,124,500	1,027,194
2.50%, 12/1/2035	448,502	409,554
2.50%, 1/1/2036	582,803	532,012
2.50%, 4/1/2036	448,346	408,346
2.50%, 7/1/2036	1,669,011	1,518,562
2.50%, 10/1/2036	653,869	594,323
2.50%, 1/1/2037	3,559,437	3,233,089
2.50%, 3/1/2037	893,561	815,475
2.50%, 4/1/2037	2,929,984	2,664,703
2.50%, 6/1/2037	4,923,431	4,494,426
2.50%, 2/1/2040	2,328,291	2,031,247
2.50%, 5/1/2040	98,585	85,851
2.50%, 8/1/2040	563,410	490,114
2.50%, 9/1/2040	2,573,476	2,237,888
2.50%, 6/1/2041	390,917	336,405
2.50%, 12/1/2041	2,482,505	2,131,712
2.50%, 4/1/2042	3,027,687	2,595,681

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 4/1/2043	$54,536	$46,614
2.50%, 9/1/2046	81,256	68,297
2.50%, 1/1/2050	45,688	37,644
2.50%, 4/1/2050	992,646	825,060
2.50%, 5/1/2050	1,935,611	1,595,076
2.50%, 6/1/2050	9,342,612	7,735,245
2.50%, 7/1/2050	1,442,299	1,196,368
2.50%, 8/1/2050	8,765,807	7,211,338
2.50%, 9/1/2050	16,872,717	14,010,100
2.50%, 10/1/2050	45,064,192	37,353,868
2.50%, 11/1/2050	8,148,189	6,695,664
2.50%, 12/1/2050	12,518,056	10,282,660
2.50%, 1/1/2051	19,368,717	15,877,375
2.50%, 2/1/2051	5,063,589	4,163,859
2.50%, 3/1/2051	2,150,271	1,764,955
2.50%, 4/1/2051	2,944,610	2,402,991
2.50%, 6/1/2051	7,848,072	6,397,327
2.50%, 8/1/2051	7,700,070	6,310,066
2.50%, 9/1/2051	47,169,299	38,712,206
2.50%, 10/1/2051	11,691,347	9,583,612
2.50%, 11/1/2051	33,364,962	27,310,931
2.50%, 12/1/2051	15,859,560	12,987,182
2.50%, 1/1/2052	3,167,438	2,582,672
2.50%, 2/1/2052	10,164,275	8,291,323
2.50%, 3/1/2052	11,052,844	9,038,665
2.50%, 4/1/2052	40,744,301	33,513,133
2.50%, 5/1/2052	3,254,032	2,655,940
2.50%, 7/1/2052	3,438,981	2,814,982
3.00%, 10/1/2026	22,390	22,068
3.00%, 11/1/2026	42,927	42,233
3.00%, 3/1/2027	288,731	284,147
3.00%, 6/1/2027	34,444	33,864
3.00%, 10/1/2028	26,262	25,820
3.00%, 2/1/2029	10,718	10,455
3.00%, 7/1/2029	18,773	18,235
3.00%, 8/1/2029	56,659	54,978
3.00%, 9/1/2029	13,154	12,756
3.00%, 10/1/2030	71,993	69,305
3.00%, 11/1/2030	94,407	90,835
3.00%, 12/1/2030	311,785	299,652
3.00%, 2/1/2031	272,950	261,654
3.00%, 8/1/2031	70,641	67,533
3.00%, 11/1/2031	67,740	65,581
3.00%, 2/1/2032	56,299	53,701
3.00%, 5/1/2032	180,971	172,300
3.00%, 6/1/2032	141,830	134,977
3.00%, 7/1/2032	68,102	64,779
3.00%, 10/1/2032	92,564	87,920
3.00%, 12/1/2032	1,651,640	1,567,437
3.00%, 1/1/2033	60,836	57,911
3.00%, 2/1/2033	80,641	76,528
3.00%, 3/1/2033	1,531,798	1,451,578
3.00%, 4/1/2033	2,018,039	1,936,737
3.00%, 5/1/2033	49,745	47,151
3.00%, 7/1/2033	536,921	511,853
Security Description	Principal Amount	Value
3.00%, 9/1/2034	$1,227,225	$1,155,274
3.00%, 1/1/2035	1,773,733	1,669,760
3.00%, 4/1/2035	174,808	163,013
3.00%, 6/1/2035	197,684	184,079
3.00%, 7/1/2035	3,465,260	3,256,724
3.00%, 12/1/2035	5,394,018	5,070,710
3.00%, 4/1/2036	139,647	129,405
3.00%, 8/1/2036	257,183	241,604
3.00%, 9/1/2036	147,869	137,975
3.00%, 6/1/2037	856,200	807,694
3.00%, 11/1/2037	2,311,697	2,152,306
3.00%, 1/1/2038	87,646	80,067
3.00%, 2/1/2038	534,412	491,422
3.00%, 11/1/2039	71,402	64,269
3.00%, 4/1/2042	2,600,611	2,299,151
3.00%, 6/1/2042	1,540,453	1,364,174
3.00%, 8/1/2042	116,737	103,379
3.00%, 9/1/2042	88,526	78,396
3.00%, 11/1/2042	723,024	640,884
3.00%, 1/1/2043	330,192	292,792
3.00%, 2/1/2043	489,364	433,574
3.00%, 3/1/2043	143,636	127,307
3.00%, 4/1/2043	1,222,256	1,081,892
3.00%, 5/1/2043	621,014	549,833
3.00%, 6/1/2043	36,481	32,333
3.00%, 7/1/2043	64,165	56,871
3.00%, 8/1/2043	39,715	35,200
3.00%, 9/1/2043	40,384	35,793
3.00%, 10/1/2043	41,631	36,898
3.00%, 12/1/2044	81,147	70,770
3.00%, 1/1/2045	327,234	285,731
3.00%, 6/1/2045	331,734	290,025
3.00%, 7/1/2045	437,428	381,723
3.00%, 8/1/2045	364,108	322,849
3.00%, 5/1/2046	94,085	81,859
3.00%, 6/1/2046	1,886,961	1,669,156
3.00%, 7/1/2046	4,931,111	4,296,326
3.00%, 8/1/2046	909,211	789,927
3.00%, 9/1/2046	1,707,855	1,479,194
3.00%, 10/1/2046	627,899	547,176
3.00%, 11/1/2046	137,835	119,925
3.00%, 12/1/2046	3,191,354	2,777,161
3.00%, 1/1/2047	651,968	567,335
3.00%, 2/1/2047	6,212,577	5,383,921
3.00%, 5/1/2047	665,540	583,547
3.00%, 7/1/2047	694,010	603,196
3.00%, 12/1/2047	217,159	188,780
3.00%, 1/1/2048	942,940	819,713
3.00%, 2/1/2048	83,322	72,433
3.00%, 3/1/2048	503,612	437,798
3.00%, 10/1/2048	495,917	431,108
3.00%, 5/1/2049	85,912	73,966
3.00%, 7/1/2049	47,917	41,254
3.00%, 8/1/2049	1,069,870	921,100
3.00%, 9/1/2049	851,799	733,353

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 10/1/2049	$2,092,326	$1,812,201
3.00%, 12/1/2049	418,873	362,491
3.00%, 1/1/2050	1,081,923	933,410
3.00%, 2/1/2050	10,319,212	8,920,599
3.00%, 3/1/2050	908,884	786,543
3.00%, 4/1/2050	6,336,433	5,457,918
3.00%, 5/1/2050	350,401	303,079
3.00%, 8/1/2050	2,443,459	2,118,602
3.00%, 9/1/2050	4,774,077	4,079,294
3.00%, 11/1/2050	3,773,991	3,226,843
3.00%, 1/1/2051	1,843,861	1,584,317
3.00%, 4/1/2051	1,408,108	1,206,167
3.00%, 5/1/2051	5,604,757	4,809,563
3.00%, 6/1/2051	19,180,034	16,427,379
3.00%, 7/1/2051	1,521,315	1,301,724
3.00%, 10/1/2051	3,142,555	2,687,004
3.00%, 11/1/2051	1,510,559	1,290,650
3.00%, 12/1/2051	5,187,288	4,427,802
3.00%, 1/1/2052	7,264,542	6,199,834
3.00%, 2/1/2052	10,160,573	8,680,756
3.00%, 3/1/2052	21,487,068	18,265,893
3.00%, 4/1/2052	10,623,471	9,070,521
3.00%, 5/1/2052	6,903,102	5,878,807
3.00%, 6/1/2052	4,530,278	3,874,588
3.00%, 8/1/2052	17,803,924	15,127,820
3.50%, 2/1/2026	8,620	8,551
3.50%, 10/1/2026	17,245	17,059
3.50%, 1/1/2029	8,899	8,753
3.50%, 3/1/2029	196,902	192,835
3.50%, 4/1/2029	68,586	67,141
3.50%, 6/1/2029	16,257	15,924
3.50%, 8/1/2029	8,853	8,666
3.50%, 9/1/2029	210,594	205,755
3.50%, 2/1/2030	6,114	5,973
3.50%, 1/1/2034	57,214	54,914
3.50%, 3/1/2034	183,758	176,013
3.50%, 8/1/2034	65,265	62,515
3.50%, 7/1/2035	90,588	85,930
3.50%, 10/1/2037	932,922	884,218
3.50%, 7/1/2038	2,031,594	1,922,977
3.50%, 2/1/2039	37,332	34,837
3.50%, 3/1/2039	116,017	108,162
3.50%, 4/1/2039	65,981	61,295
3.50%, 2/1/2040	1,097,780	1,029,677
3.50%, 10/1/2041	461,859	422,242
3.50%, 2/1/2042	301,480	275,562
3.50%, 7/1/2042	10,431	9,535
3.50%, 8/1/2042	412,712	376,687
3.50%, 9/1/2042	103,094	94,091
3.50%, 3/1/2043	60,440	55,149
3.50%, 5/1/2043	160,188	146,194
3.50%, 8/1/2043	838,269	763,887
3.50%, 11/1/2043	24,711	22,548
3.50%, 12/1/2043	434,252	397,490
3.50%, 1/1/2044	260,564	237,809
Security Description	Principal Amount	Value
3.50%, 5/1/2044	$76,501	$69,175
3.50%, 6/1/2044	43,325	39,231
3.50%, 8/1/2044	59,274	53,624
3.50%, 10/1/2044	319,166	289,006
3.50%, 11/1/2044	33,985	30,773
3.50%, 12/1/2044	231,804	209,658
3.50%, 1/1/2045	428,460	387,454
3.50%, 2/1/2045	79,530	72,015
3.50%, 3/1/2045	166,117	150,486
3.50%, 7/1/2045	76,469	69,206
3.50%, 8/1/2045	76,567	69,252
3.50%, 10/1/2045	72,467	65,544
3.50%, 11/1/2045	148,658	134,345
3.50%, 12/1/2045	462,271	417,027
3.50%, 1/1/2046	429,226	388,061
3.50%, 3/1/2046	591,651	534,848
3.50%, 5/1/2046	187,695	169,211
3.50%, 7/1/2046	2,657,121	2,413,119
3.50%, 12/1/2046	230,853	208,230
3.50%, 2/1/2047	3,222,576	2,905,808
3.50%, 6/1/2047	1,159,301	1,046,803
3.50%, 7/1/2047	132,682	119,264
3.50%, 8/1/2047	118,568	106,718
3.50%, 9/1/2047	2,688,820	2,416,326
3.50%, 10/1/2047	793,301	713,863
3.50%, 11/1/2047	1,453,404	1,323,615
3.50%, 12/1/2047	152,639	137,384
3.50%, 2/1/2048	726,498	653,035
3.50%, 3/1/2048	4,138,237	3,701,349
3.50%, 5/1/2048	158,091	142,366
3.50%, 6/1/2048	102,603	92,321
3.50%, 7/1/2048	1,273,510	1,144,285
3.50%, 11/1/2048	557,491	502,757
3.50%, 2/1/2049	1,791,924	1,610,705
3.50%, 3/1/2049	1,209,833	1,084,855
3.50%, 4/1/2049	441,320	394,987
3.50%, 6/1/2049	90,675	81,145
3.50%, 7/1/2049	665,671	595,706
3.50%, 8/1/2049	1,155,341	1,037,891
3.50%, 9/1/2049	1,503,138	1,351,078
3.50%, 10/1/2049	545,427	490,220
3.50%, 12/1/2049	20,846,383	18,807,005
3.50%, 1/1/2050	15,087,128	13,471,258
3.50%, 5/1/2050	1,441,290	1,289,902
3.50%, 6/1/2050	305,154	273,077
3.50%, 5/1/2051	457,267	406,729
3.50%, 6/1/2051	1,416,305	1,260,378
3.50%, 7/1/2051	154,063	137,090
3.50%, 9/1/2051	393,229	349,846
3.50%, 11/1/2051	5,321,666	4,758,474
3.50%, 2/1/2052	1,182,674	1,053,062
3.50%, 3/1/2052	9,115,954	8,063,944
3.50%, 4/1/2052	3,432,744	3,052,194
3.50%, 5/1/2052	670,221	593,514
3.50%, 7/1/2052	1,285,216	1,144,037

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 9/1/2052	$29,100,227	$25,762,888
3.50%, 11/1/2052	13,957,072	12,354,251
4.00%, 6/1/2025	3,781	3,763
4.00%, 2/1/2027	12,622	12,555
4.00%, 11/1/2033	21,495	20,962
4.00%, 6/1/2035	49,794	48,380
4.00%, 4/1/2038	1,368,119	1,314,265
4.00%, 10/1/2039	191,928	181,377
4.00%, 10/1/2040	406,035	383,770
4.00%, 12/1/2040	148,514	140,368
4.00%, 1/1/2041	256,504	242,418
4.00%, 2/1/2041	25,560	24,156
4.00%, 12/1/2041	29,571	27,914
4.00%, 2/1/2042	78,402	73,908
4.00%, 4/1/2042	14,886	14,052
4.00%, 6/1/2042	54,347	51,213
4.00%, 10/1/2043	75,524	71,289
4.00%, 12/1/2043	474,206	446,174
4.00%, 5/1/2044	32,148	30,063
4.00%, 7/1/2044	105,876	98,955
4.00%, 8/1/2044	55,840	52,155
4.00%, 10/1/2044	51,709	48,358
4.00%, 11/1/2044	245,343	229,153
4.00%, 12/1/2044	14,071	13,159
4.00%, 2/1/2045	276,422	258,029
4.00%, 4/1/2045	18,206	17,017
4.00%, 5/1/2045	607,180	569,947
4.00%, 9/1/2045	59,015	55,088
4.00%, 10/1/2045	333,715	311,582
4.00%, 11/1/2045	196,181	183,127
4.00%, 12/1/2045	149,866	140,015
4.00%, 1/1/2046	349,707	326,966
4.00%, 2/1/2046	1,170,985	1,093,090
4.00%, 9/1/2046	87,807	82,254
4.00%, 12/1/2046	129,329	120,724
4.00%, 1/1/2047	1,945,721	1,811,675
4.00%, 2/1/2047	848,355	789,545
4.00%, 5/1/2047	59,220	54,943
4.00%, 6/1/2047	65,480	60,834
4.00%, 7/1/2047	246,236	229,109
4.00%, 8/1/2047	126,876	117,876
4.00%, 9/1/2047	63,973	59,435
4.00%, 11/1/2047	139,115	129,502
4.00%, 12/1/2047	71,113	66,068
4.00%, 2/1/2048	478,894	444,340
4.00%, 3/1/2048	124,999	115,979
4.00%, 4/1/2048	108,491	100,750
4.00%, 5/1/2048	92,159	85,584
4.00%, 6/1/2048	1,565,201	1,461,364
4.00%, 7/1/2048	96,081	89,227
4.00%, 9/1/2048	861,838	799,242
4.00%, 10/1/2048	938,716	868,482
4.00%, 11/1/2048	494,198	459,200
4.00%, 12/1/2048	616,253	573,994
4.00%, 1/1/2049	788,805	741,718
Security Description	Principal Amount	Value
4.00%, 3/1/2049	$1,379,772	$1,278,242
4.00%, 4/1/2049	1,605,111	1,489,247
4.00%, 6/1/2049	436,591	404,393
4.00%, 7/1/2049	923,512	855,905
4.00%, 8/1/2049	137,655	127,503
4.00%, 9/1/2049	345,961	320,446
4.00%, 12/1/2049	52,117	48,274
4.00%, 1/1/2050	1,082,425	1,002,598
4.00%, 4/1/2050	115,591	106,807
4.00%, 5/1/2050	228,944	211,545
4.00%, 6/1/2050	311,536	287,861
4.00%, 7/1/2050	496,567	460,086
4.00%, 2/1/2051	8,993,731	8,330,453
4.00%, 4/1/2052	933,146	854,840
4.00%, 5/1/2052	623,460	571,045
4.00%, 7/1/2052	2,821,158	2,583,981
4.00%, 8/1/2052	17,357,357	15,910,865
4.00%, 10/1/2052	11,323,750	10,369,855
4.00%, 11/1/2052	12,730,801	11,645,727
4.00%, 1/1/2053	3,919,920	3,585,209
4.00%, 5/1/2053	5,620,426	5,142,935
4.00%, 1/1/2054	975,462	892,321
4.50%, 2/1/2039	27,822	27,080
4.50%, 7/1/2041	52,616	50,993
4.50%, 9/1/2041	13,125	12,720
4.50%, 10/1/2041	115,240	111,946
4.50%, 1/1/2043	1,507,119	1,440,663
4.50%, 10/1/2043	36,935	35,743
4.50%, 3/1/2044	37,959	36,620
4.50%, 7/1/2044	145,611	140,484
4.50%, 8/1/2044	240,271	232,200
4.50%, 9/1/2044	95,296	91,874
4.50%, 10/1/2044	48,872	47,088
4.50%, 7/1/2045	138,468	134,510
4.50%, 8/1/2045	15,426	14,842
4.50%, 3/1/2046	154,862	149,214
4.50%, 8/1/2046	92,689	89,161
4.50%, 3/1/2047	206,228	198,166
4.50%, 7/1/2047	222,019	214,188
4.50%, 12/1/2047	104,858	100,458
4.50%, 6/1/2048	688,634	659,142
4.50%, 7/1/2048	37,099	35,449
4.50%, 8/1/2048	112,424	107,284
4.50%, 9/1/2048	1,265,762	1,208,853
4.50%, 11/1/2048	20,242	19,343
4.50%, 1/1/2049	1,049,134	1,002,018
4.50%, 3/1/2049	2,308,586	2,211,878
4.50%, 4/1/2049	102,924	98,160
4.50%, 5/1/2049	223,849	213,452
4.50%, 8/1/2049	3,024,301	2,866,978
4.50%, 9/1/2049	386,705	368,745
4.50%, 2/1/2050	406,020	387,163
4.50%, 4/1/2050	588,355	559,974
4.50%, 6/1/2052	4,123,714	3,884,731
4.50%, 7/1/2052	217,351	206,102

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 9/1/2052	$298,420	$283,028
4.50%, 10/1/2052	15,759,477	14,839,737
4.50%, 11/1/2052	5,012,046	4,718,761
4.50%, 12/1/2052	2,143,590	2,017,824
4.50%, 1/1/2053	6,083,251	5,726,344
4.50%, 5/1/2053	9,599,509	9,026,641
5.00%, 12/1/2033	133,968	134,270
5.00%, 2/1/2038	816,292	812,952
5.00%, 9/1/2038	13,541	13,493
5.00%, 9/1/2039	54,492	54,257
5.00%, 12/1/2039	182,653	181,620
5.00%, 1/1/2040	84,653	84,174
5.00%, 12/1/2041	36,634	36,408
5.00%, 12/1/2044	133,657	132,434
5.00%, 7/1/2048	112,288	110,337
5.00%, 8/1/2048	574,584	563,994
5.00%, 9/1/2048	1,355,187	1,329,907
5.00%, 5/1/2049	897,233	880,377
5.00%, 9/1/2049	4,399,529	4,319,078
5.00%, 10/1/2049	1,547,443	1,518,457
5.00%, 11/1/2049	609,746	598,617
5.00%, 3/1/2050	1,281,462	1,258,072
5.00%, 7/1/2050	927,274	910,476
5.00%, 7/1/2052	1,448,101	1,405,933
5.00%, 8/1/2052	1,265,246	1,235,189
5.00%, 9/1/2052	11,256,377	10,908,257
5.00%, 10/1/2052	12,177,903	11,809,274
5.00%, 12/1/2052	7,773,969	7,570,065
5.00%, 2/1/2053	16,522,344	15,985,782
5.00%, 4/1/2053	2,745,089	2,651,815
5.00%, 7/1/2053	16,848,738	16,259,187
5.00%, 9/1/2053	2,317,962	2,259,285
5.00%, 12/1/2053	5,063,687	4,886,504
5.00%, 9/1/2054	974,385	940,815
5.00%, 11/1/2054	18,048,843	17,416,252
5.50%, 9/1/2035	2,760	2,810
5.50%, 12/1/2036	7,438	7,566
5.50%, 7/1/2037	70,217	71,428
5.50%, 4/1/2038	32,090	32,707
5.50%, 5/1/2038	2,236	2,279
5.50%, 8/1/2038	88,510	90,042
5.50%, 11/1/2052	560,116	554,259
5.50%, 12/1/2052	2,863,337	2,854,904
5.50%, 2/1/2053	20,835,562	20,610,514
5.50%, 3/1/2053	2,392,005	2,390,524
5.50%, 4/1/2053	429,227	425,942
5.50%, 5/1/2053	2,523,644	2,508,795
5.50%, 7/1/2053	29,764,729	29,395,835
5.50%, 8/1/2053	221,886	219,123
5.50%, 9/1/2053	2,879,073	2,861,944
5.50%, 3/1/2054	40,632,370	40,095,536
5.50%, 6/1/2054	938,279	927,245
5.50%, 11/1/2054	36,077,506	35,600,851
6.00%, 10/1/2038	362,622	368,680
6.00%, 7/1/2040	177,575	184,797
Security Description	Principal Amount	Value
6.00%, 10/1/2052	$2,039,050	$2,060,239
6.00%, 12/1/2052	422,615	425,274
6.00%, 3/1/2053	1,586,410	1,621,734
6.00%, 4/1/2053	970,696	983,718
6.00%, 8/1/2053	6,288,801	6,321,490
6.00%, 9/1/2053	7,874,947	8,000,224
6.00%, 10/1/2053	2,144,340	2,172,677
6.00%, 11/1/2053	25,673,493	25,833,818
6.00%, 12/1/2053	14,133,591	14,207,059
6.00%, 6/1/2054	22,617,964	22,804,024
6.00%, 8/1/2054	45,752,490	46,004,783
6.00%, 9/1/2054	12,291,911	12,355,109
6.50%, 1/1/2053	4,691,314	4,806,327
6.50%, 2/1/2053	1,080,557	1,114,689
6.50%, 5/1/2053	406,475	419,713
6.50%, 6/1/2053	1,965,265	2,008,403
6.50%, 8/1/2053	838,881	857,295
6.50%, 10/1/2053	16,474,751	16,847,063
6.50%, 11/1/2053	1,059,273	1,082,524
6.50%, 12/1/2053	9,634,946	9,964,414
6.50%, 1/1/2054	13,525,558	13,811,812
6.50%, 2/1/2054	4,204,392	4,341,327
6.50%, 10/1/2054	3,647,949	3,727,711
7.00%, 1/1/2054	10,414,294	10,786,403
Federal National Mortgage Association:
1.50%, 10/1/2035	1,183,041	1,024,767
1.50%, 11/1/2035	2,300,074	1,999,734
1.50%, 12/1/2035	1,840,834	1,601,912
1.50%, 1/1/2036	1,752,800	1,516,475
1.50%, 2/1/2036	5,470,870	4,736,877
1.50%, 3/1/2036	638,837	551,364
1.50%, 4/1/2036	980,982	846,433
1.50%, 6/1/2036	789,195	680,586
1.50%, 7/1/2036	2,283,542	1,968,751
1.50%, 8/1/2036	469,148	404,366
1.50%, 10/1/2036	836,434	720,549
1.50%, 11/1/2036	2,081,681	1,803,352
1.50%, 12/1/2036	320,729	276,144
1.50%, 1/1/2037	30,992,207	26,676,800
1.50%, 3/1/2037	23,121,554	19,838,489
1.50%, 4/1/2037	2,451,469	2,103,381
1.50%, 5/1/2041	4,518,219	3,631,937
1.50%, 10/1/2041	1,565,363	1,258,305
1.50%, 1/1/2042	4,102,744	3,297,960
1.50%, 12/1/2050	17,445,809	12,919,293
1.50%, 1/1/2051	6,068,677	4,493,465
1.50%, 2/1/2051	5,058,586	3,752,768
1.50%, 3/1/2051	7,710,051	5,707,148
1.50%, 5/1/2051	805,900	596,419
1.50%, 6/1/2051	1,272,207	946,202
1.50%, 7/1/2051	4,152,913	3,073,109
1.50%, 9/1/2051	4,324,783	3,200,559
1.50%, 10/1/2051	17,538,202	12,972,629
1.50%, 11/1/2051	10,759,883	7,958,017

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 3/1/2052	$1,838,211	$1,359,210
1.50%, 4/1/2052	6,417,788	4,748,096
2.00%, 2/1/2028	212,700	205,937
2.00%, 11/1/2031	57,093	53,085
2.00%, 2/1/2032	463,630	430,012
2.00%, 4/1/2035	175,980	156,920
2.00%, 5/1/2035	1,001,877	893,133
2.00%, 7/1/2035	154,134	137,298
2.00%, 8/1/2035	3,244,847	2,911,704
2.00%, 9/1/2035	10,675,199	9,530,119
2.00%, 10/1/2035	8,664,783	7,736,252
2.00%, 11/1/2035	2,580,602	2,296,923
2.00%, 12/1/2035	7,798,366	6,942,524
2.00%, 1/1/2036	3,046,519	2,715,826
2.00%, 2/1/2036	4,210,344	3,757,605
2.00%, 3/1/2036	2,130,022	1,899,091
2.00%, 4/1/2036	3,595,720	3,206,242
2.00%, 5/1/2036	17,034,489	15,169,798
2.00%, 7/1/2036	12,826,639	11,374,160
2.00%, 9/1/2036	339,298	300,158
2.00%, 10/1/2036	1,859,296	1,644,670
2.00%, 11/1/2036	1,167,044	1,033,957
2.00%, 12/1/2036	24,506,778	21,708,302
2.00%, 2/1/2037	1,637,854	1,451,583
2.00%, 3/1/2037	4,587,898	4,067,727
2.00%, 4/1/2037	1,018,090	903,284
2.00%, 5/1/2037	4,386,508	3,875,566
2.00%, 6/1/2037	3,318,985	2,947,036
2.00%, 8/1/2040	534,130	449,096
2.00%, 10/1/2040	2,608,347	2,190,994
2.00%, 11/1/2040	5,521,760	4,636,019
2.00%, 12/1/2040	3,148,450	2,642,142
2.00%, 1/1/2041	7,782,438	6,527,795
2.00%, 5/1/2041	1,450,253	1,211,582
2.00%, 6/1/2041	508,973	425,021
2.00%, 10/1/2041	5,955,849	4,972,857
2.00%, 11/1/2041	7,065,334	5,886,822
2.00%, 12/1/2041	842,659	702,092
2.00%, 2/1/2042	3,318,103	2,760,937
2.00%, 4/1/2042	2,601,453	2,160,260
2.00%, 5/1/2042	5,064,793	4,205,829
2.00%, 8/1/2042	5,557,762	4,624,519
2.00%, 6/1/2050	2,243,788	1,763,535
2.00%, 7/1/2050	11,259,922	8,929,844
2.00%, 8/1/2050	4,469,401	3,547,786
2.00%, 9/1/2050	14,999,246	11,849,265
2.00%, 10/1/2050	20,963,873	16,471,356
2.00%, 11/1/2050	41,010,829	32,375,149
2.00%, 12/1/2050	20,595,667	16,207,774
2.00%, 1/1/2051	60,216,872	47,380,520
2.00%, 2/1/2051	67,794,009	53,440,854
2.00%, 3/1/2051	49,023,105	38,514,274
2.00%, 4/1/2051	32,498,869	25,470,027
2.00%, 5/1/2051	34,229,845	26,932,197
2.00%, 6/1/2051	19,105,576	14,873,964
Security Description	Principal Amount	Value
2.00%, 7/1/2051	$67,102,402	$52,556,174
2.00%, 8/1/2051	7,148,655	5,588,776
2.00%, 9/1/2051	33,690,692	26,336,870
2.00%, 10/1/2051	29,181,617	22,818,417
2.00%, 11/1/2051	84,638,356	66,231,088
2.00%, 12/1/2051	1,202,621	945,504
2.00%, 1/1/2052	10,285,304	8,034,386
2.00%, 2/1/2052	99,378,147	77,516,757
2.00%, 3/1/2052	5,164,756	4,027,281
2.00%, 4/1/2052	4,384,115	3,414,466
2.00%, 5/1/2052	1,809,408	1,411,869
2.00%, 6/1/2052	3,982,821	3,098,670
2.00%, 10/1/2052	7,286,970	5,685,634
2.50%, 12/1/2027	268,677	261,917
2.50%, 3/1/2028	48,564	47,252
2.50%, 5/1/2028	130,418	126,739
2.50%, 7/1/2028	95,904	92,992
2.50%, 8/1/2028	43,914	42,586
2.50%, 9/1/2028	516,235	503,330
2.50%, 10/1/2028	20,367	19,773
2.50%, 12/1/2028	582,049	566,530
2.50%, 3/1/2029	105,637	102,757
2.50%, 6/1/2029	1,706,042	1,662,900
2.50%, 8/1/2029	105,187	102,436
2.50%, 2/1/2030	19,172	18,354
2.50%, 4/1/2030	94,367	90,428
2.50%, 5/1/2030	27,673	26,420
2.50%, 6/1/2030	463,065	441,762
2.50%, 7/1/2030	514,514	499,727
2.50%, 8/1/2030	556,406	532,083
2.50%, 11/1/2030	92,645	88,107
2.50%, 8/1/2031	718,104	678,951
2.50%, 9/1/2031	890,896	840,762
2.50%, 10/1/2031	1,242,924	1,193,247
2.50%, 11/1/2031	949,004	896,392
2.50%, 12/1/2031	122,776	115,640
2.50%, 1/1/2032	104,348	98,320
2.50%, 2/1/2032	336,785	317,991
2.50%, 4/1/2032	254,046	237,985
2.50%, 6/1/2032	1,502,832	1,422,757
2.50%, 8/1/2032	205,660	193,942
2.50%, 10/1/2032	300,012	280,706
2.50%, 11/1/2032	193,123	180,816
2.50%, 12/1/2032	59,318	55,411
2.50%, 1/1/2033	454,614	427,207
2.50%, 4/1/2033	471,219	444,860
2.50%, 12/1/2033	1,656,674	1,572,542
2.50%, 6/1/2034	127,369	116,317
2.50%, 8/1/2034	652,147	616,483
2.50%, 10/1/2034	225,363	206,233
2.50%, 11/1/2034	1,240,866	1,133,896
2.50%, 12/1/2034	835,773	763,249
2.50%, 1/1/2035	2,603,382	2,377,814
2.50%, 2/1/2035	4,256,271	3,886,933
2.50%, 4/1/2035	766,493	699,803

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 6/1/2035	$4,812,584	$4,412,834
2.50%, 7/1/2035	984,879	920,628
2.50%, 8/1/2035	6,598,841	6,046,050
2.50%, 11/1/2035	1,433,195	1,310,963
2.50%, 1/1/2036	320,758	293,600
2.50%, 2/1/2036	1,610,467	1,473,651
2.50%, 7/1/2036	2,348,163	2,139,467
2.50%, 10/1/2036	736,773	665,868
2.50%, 11/1/2036	391,970	356,153
2.50%, 2/1/2037	628,292	571,482
2.50%, 3/1/2037	2,773,471	2,519,827
2.50%, 2/1/2040	2,700,526	2,355,992
2.50%, 7/1/2040	241,573	210,220
2.50%, 2/1/2041	4,256,238	3,694,628
2.50%, 6/1/2041	2,796,221	2,406,292
2.50%, 4/1/2042	5,094,093	4,367,241
2.50%, 12/1/2042	216,895	185,386
2.50%, 1/1/2043	3,409,116	2,913,873
2.50%, 2/1/2043	964,082	824,029
2.50%, 4/1/2043	211,908	181,186
2.50%, 5/1/2043	159,188	136,109
2.50%, 8/1/2046	225,291	189,360
2.50%, 10/1/2046	656,274	551,607
2.50%, 4/1/2048	239,966	201,695
2.50%, 11/1/2049	11,533,426	9,502,894
2.50%, 12/1/2049	1,236,787	1,019,043
2.50%, 1/1/2050	565,549	465,981
2.50%, 2/1/2050	837,023	689,660
2.50%, 3/1/2050	3,674,492	3,050,698
2.50%, 5/1/2050	4,363,036	3,580,190
2.50%, 6/1/2050	25,309,988	21,031,798
2.50%, 7/1/2050	21,671,956	17,758,280
2.50%, 8/1/2050	28,436,130	23,609,750
2.50%, 9/1/2050	10,237,531	8,437,507
2.50%, 10/1/2050	14,451,083	11,865,346
2.50%, 11/1/2050	10,932,383	8,999,741
2.50%, 12/1/2050	1,726,708	1,424,478
2.50%, 2/1/2051	3,752,164	3,062,626
2.50%, 3/1/2051	6,259,080	5,132,048
2.50%, 4/1/2051	23,308,094	19,153,665
2.50%, 5/1/2051	18,618,041	15,367,138
2.50%, 7/1/2051	30,992,386	25,474,983
2.50%, 8/1/2051	27,259,221	22,349,151
2.50%, 9/1/2051	30,209,349	24,789,459
2.50%, 10/1/2051	35,614,258	29,202,821
2.50%, 11/1/2051	11,581,586	9,465,628
2.50%, 12/1/2051	4,824,736	3,947,797
2.50%, 1/1/2052	88,716,306	72,728,296
2.50%, 2/1/2052	14,298,730	11,686,556
2.50%, 3/1/2052	3,142,840	2,594,494
2.50%, 4/1/2052	896,566	741,583
2.50%, 6/1/2052	9,310,298	7,599,063
2.50%, 7/1/2052	9,542,916	7,801,889
2.50%, 9/1/2052	5,635,382	4,607,606
3.00%, 12/1/2026	22,659	22,304
Security Description	Principal Amount	Value
3.00%, 2/1/2027	$3,586	$3,524
3.00%, 4/1/2027	32,568	32,037
3.00%, 7/1/2027	41,904	41,225
3.00%, 8/1/2027	127,254	125,013
3.00%, 6/1/2028	251,406	246,549
3.00%, 9/1/2028	31,553	31,040
3.00%, 10/1/2028	16,880	16,459
3.00%, 11/1/2028	26,890	26,239
3.00%, 6/1/2029	293,645	286,130
3.00%, 7/1/2029	24,133	23,424
3.00%, 8/1/2029	33,126	32,107
3.00%, 9/1/2029	12,972	12,564
3.00%, 10/1/2029	55,827	54,053
3.00%, 2/1/2030	87,755	85,256
3.00%, 3/1/2030	694,827	671,247
3.00%, 4/1/2030	43,417	41,872
3.00%, 5/1/2030	344,315	337,122
3.00%, 6/1/2030	15,472	14,942
3.00%, 7/1/2030	223,000	217,340
3.00%, 9/1/2030	175,548	171,351
3.00%, 11/1/2030	122,796	118,024
3.00%, 12/1/2030	25,582	24,601
3.00%, 1/1/2031	593,628	579,120
3.00%, 4/1/2031	141,196	135,328
3.00%, 1/1/2032	89,705	85,509
3.00%, 6/1/2032	59,814	58,481
3.00%, 7/1/2032	158,585	150,971
3.00%, 8/1/2032	561,302	533,557
3.00%, 11/1/2032	1,767,932	1,696,536
3.00%, 12/1/2032	349,097	333,026
3.00%, 1/1/2033	71,712	68,030
3.00%, 2/1/2033	766,643	726,433
3.00%, 3/1/2033	253,283	240,101
3.00%, 5/1/2033	44,304	42,086
3.00%, 9/1/2033	2,616,749	2,497,660
3.00%, 2/1/2034	539,017	512,315
3.00%, 7/1/2034	518,368	487,950
3.00%, 10/1/2034	426,629	401,613
3.00%, 11/1/2034	372,310	350,469
3.00%, 1/1/2035	446,260	419,816
3.00%, 2/1/2035	827,869	778,895
3.00%, 4/1/2035	544,954	512,349
3.00%, 5/1/2035	2,466,368	2,318,809
3.00%, 12/1/2035	107,073	100,667
3.00%, 2/1/2036	959,909	889,338
3.00%, 6/1/2036	1,289,450	1,193,164
3.00%, 7/1/2036	917,552	848,720
3.00%, 8/1/2036	1,347,443	1,245,800
3.00%, 9/1/2036	133,429	123,260
3.00%, 12/1/2036	174,852	162,011
3.00%, 6/1/2037	3,654,449	3,388,361
3.00%, 8/1/2037	78,494	71,796
3.00%, 3/1/2038	583,736	532,734
3.00%, 8/1/2038	1,717,704	1,587,918
3.00%, 11/1/2039	121,687	109,531

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 2/1/2040	$1,091,788	$982,725
3.00%, 3/1/2040	2,518,412	2,299,768
3.00%, 4/1/2040	2,224,534	1,993,853
3.00%, 11/1/2041	4,852,843	4,216,471
3.00%, 6/1/2042	7,893,668	6,978,642
3.00%, 9/1/2042	66,230	58,651
3.00%, 10/1/2042	261,121	231,257
3.00%, 12/1/2042	193,180	171,092
3.00%, 1/1/2043	828,989	734,165
3.00%, 2/1/2043	322,641	285,726
3.00%, 3/1/2043	295,421	256,681
3.00%, 4/1/2043	272,922	241,568
3.00%, 5/1/2043	1,047,132	924,953
3.00%, 6/1/2043	774,080	685,171
3.00%, 7/1/2043	215,289	190,556
3.00%, 8/1/2043	3,096,763	2,741,798
3.00%, 9/1/2043	56,540	50,044
3.00%, 1/1/2044	5,970	5,284
3.00%, 3/1/2044	98,760	87,414
3.00%, 10/1/2044	1,532,250	1,349,197
3.00%, 12/1/2044	369,689	318,282
3.00%, 1/1/2045	351,125	308,096
3.00%, 4/1/2045	210,713	184,444
3.00%, 5/1/2045	298,993	260,562
3.00%, 8/1/2045	307,641	272,299
3.00%, 11/1/2045	136,550	118,999
3.00%, 12/1/2045	64,480	56,192
3.00%, 4/1/2046	2,382,793	2,076,527
3.00%, 5/1/2046	506,752	434,525
3.00%, 6/1/2046	3,733,136	3,279,620
3.00%, 8/1/2046	1,224,233	1,054,537
3.00%, 9/1/2046	4,996,758	4,373,659
3.00%, 10/1/2046	6,287,465	5,478,851
3.00%, 11/1/2046	2,460,113	2,143,775
3.00%, 12/1/2046	305,353	266,196
3.00%, 1/1/2047	3,438,502	3,016,051
3.00%, 2/1/2047	71,480	63,268
3.00%, 3/1/2047	407,812	354,947
3.00%, 4/1/2047	9,629,650	8,285,368
3.00%, 7/1/2047	3,983,396	3,461,037
3.00%, 8/1/2047	324,670	282,095
3.00%, 9/1/2047	310,113	271,117
3.00%, 10/1/2047	4,682,627	4,068,930
3.00%, 12/1/2047	1,686,821	1,465,622
3.00%, 1/1/2048	1,106,190	961,629
3.00%, 2/1/2048	851,546	740,262
3.00%, 4/1/2048	6,923,219	6,127,862
3.00%, 9/1/2048	1,378,627	1,197,842
3.00%, 11/1/2048	984,156	855,543
3.00%, 6/1/2049	351,480	302,606
3.00%, 7/1/2049	228,018	196,311
3.00%, 9/1/2049	2,954,786	2,545,607
3.00%, 10/1/2049	1,422,686	1,224,914
3.00%, 11/1/2049	3,121,713	2,690,984
3.00%, 12/1/2049	1,076,902	934,357
Security Description	Principal Amount	Value
3.00%, 1/1/2050	$10,037,803	$8,640,749
3.00%, 2/1/2050	19,527,820	16,896,579
3.00%, 3/1/2050	9,584,944	8,268,050
3.00%, 4/1/2050	1,801,281	1,549,347
3.00%, 6/1/2050	621,281	533,624
3.00%, 7/1/2050	7,930,845	6,821,284
3.00%, 8/1/2050	13,615,687	11,720,052
3.00%, 9/1/2050	8,355,518	7,160,761
3.00%, 10/1/2050	357,505	306,739
3.00%, 11/1/2050	151,145	129,683
3.00%, 12/1/2050	58,363	50,039
3.00%, 1/1/2051	1,954,985	1,676,165
3.00%, 3/1/2051	1,137,528	974,744
3.00%, 4/1/2051	7,757,680	6,698,560
3.00%, 5/1/2051	11,658,144	9,990,297
3.00%, 6/1/2051	3,734,142	3,191,213
3.00%, 7/1/2051	4,462,377	3,818,267
3.00%, 8/1/2051	6,286,232	5,377,851
3.00%, 9/1/2051	6,882,952	5,885,185
3.00%, 10/1/2051	1,399,657	1,197,346
3.00%, 11/1/2051	864,485	739,703
3.00%, 12/1/2051	7,940,334	6,817,600
3.00%, 1/1/2052	130,258	111,214
3.00%, 2/1/2052	7,453,955	6,384,793
3.00%, 3/1/2052	1,057,210	901,537
3.00%, 4/1/2052	12,194,441	10,365,308
3.00%, 5/1/2052	14,002,220	11,917,413
3.00%, 6/1/2052	24,322,475	20,669,398
3.00%, 7/1/2052	7,010,880	5,985,625
3.00%, 3/1/2053	229,859	195,363
3.50%, 12/1/2025	7,154	7,097
3.50%, 1/1/2026	822	815
3.50%, 1/1/2027	5,197	5,140
3.50%, 1/1/2028	23,406	23,063
3.50%, 2/1/2028	237,485	235,254
3.50%, 10/1/2028	258,559	254,119
3.50%, 1/1/2029	25,221	24,754
3.50%, 5/1/2029	31,647	30,996
3.50%, 10/1/2029	12,024	11,750
3.50%, 9/1/2030	3,046,327	2,970,649
3.50%, 12/1/2030	35,321	34,396
3.50%, 3/1/2031	236,635	229,776
3.50%, 6/1/2031	175,233	170,783
3.50%, 4/1/2032	117,502	113,707
3.50%, 5/1/2032	1,644,309	1,606,473
3.50%, 7/1/2032	3,678,279	3,539,898
3.50%, 9/1/2032	500,043	484,763
3.50%, 2/1/2033	69,248	66,678
3.50%, 3/1/2033	132,704	128,167
3.50%, 4/1/2033	209,421	202,265
3.50%, 5/1/2033	145,357	139,983
3.50%, 6/1/2033	50,481	48,487
3.50%, 3/1/2034	107,624	104,677
3.50%, 4/1/2034	235,933	226,007
3.50%, 6/1/2034	122,154	116,685

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 7/1/2034	$29,338	$28,102
3.50%, 11/1/2034	429,045	410,214
3.50%, 5/1/2035	620,913	599,205
3.50%, 9/1/2035	282,953	273,329
3.50%, 2/1/2036	1,206,520	1,138,083
3.50%, 7/1/2037	71,656	67,303
3.50%, 10/1/2037	283,941	266,241
3.50%, 11/1/2037	675,541	633,336
3.50%, 2/1/2038	390,499	365,686
3.50%, 12/1/2038	51,655	48,184
3.50%, 6/1/2039	41,248	38,318
3.50%, 8/1/2039	1,402,983	1,327,787
3.50%, 9/1/2040	306,349	277,012
3.50%, 12/1/2040	70,465	64,416
3.50%, 1/1/2041	58,123	53,133
3.50%, 2/1/2042	82,394	75,239
3.50%, 5/1/2042	248,847	227,116
3.50%, 6/1/2042	121,069	110,496
3.50%, 7/1/2042	64,202	58,596
3.50%, 9/1/2042	243,276	222,035
3.50%, 10/1/2042	451,509	412,079
3.50%, 12/1/2042	719,020	656,239
3.50%, 1/1/2043	44,812	40,899
3.50%, 2/1/2043	605,137	553,087
3.50%, 4/1/2043	130,789	119,192
3.50%, 5/1/2043	176,875	161,282
3.50%, 6/1/2043	476,360	434,115
3.50%, 8/1/2043	1,105,280	1,009,321
3.50%, 10/1/2043	52,543	47,881
3.50%, 1/1/2044	37,760	34,410
3.50%, 5/1/2044	231,024	211,470
3.50%, 8/1/2044	79,655	72,480
3.50%, 9/1/2044	120,390	109,061
3.50%, 10/1/2044	83,911	75,876
3.50%, 11/1/2044	370,563	335,695
3.50%, 12/1/2044	1,006,361	909,988
3.50%, 1/1/2045	126,105	114,029
3.50%, 2/1/2045	4,599,180	4,197,952
3.50%, 3/1/2045	69,032	62,541
3.50%, 4/1/2045	146,146	132,010
3.50%, 5/1/2045	355,365	321,283
3.50%, 6/1/2045	255,443	230,735
3.50%, 7/1/2045	999,869	903,403
3.50%, 8/1/2045	2,568,203	2,330,448
3.50%, 9/1/2045	516,738	469,586
3.50%, 10/1/2045	201,861	182,336
3.50%, 11/1/2045	2,083,052	1,882,689
3.50%, 12/1/2045	1,862,236	1,682,111
3.50%, 1/1/2046	25,269	22,825
3.50%, 2/1/2046	754,835	681,065
3.50%, 3/1/2046	4,764,946	4,341,613
3.50%, 4/1/2046	795,128	716,249
3.50%, 5/1/2046	189,844	171,000
3.50%, 6/1/2046	232,347	209,481
3.50%, 7/1/2046	361,494	325,795
Security Description	Principal Amount	Value
3.50%, 8/1/2046	$2,766,892	$2,511,435
3.50%, 10/1/2046	526,709	474,460
3.50%, 11/1/2046	143,754	129,493
3.50%, 12/1/2046	61,428	55,334
3.50%, 1/1/2047	2,437,196	2,219,468
3.50%, 2/1/2047	772,251	701,145
3.50%, 3/1/2047	279,116	251,009
3.50%, 4/1/2047	302,327	273,038
3.50%, 5/1/2047	13,164,082	11,865,398
3.50%, 6/1/2047	581,422	525,184
3.50%, 7/1/2047	3,450,143	3,148,847
3.50%, 8/1/2047	78,954	70,969
3.50%, 9/1/2047	805,964	721,526
3.50%, 10/1/2047	69,231	62,230
3.50%, 11/1/2047	3,635,706	3,277,907
3.50%, 12/1/2047	6,486,567	5,859,545
3.50%, 1/1/2048	8,768,390	7,892,545
3.50%, 2/1/2048	3,451,665	3,095,386
3.50%, 3/1/2048	5,669,883	5,065,087
3.50%, 4/1/2048	519,786	467,470
3.50%, 5/1/2048	1,030,555	928,022
3.50%, 6/1/2048	124,907	112,233
3.50%, 7/1/2048	8,665,618	7,809,593
3.50%, 8/1/2048	119,055	107,384
3.50%, 9/1/2048	16,942	15,223
3.50%, 11/1/2048	990,442	890,277
3.50%, 4/1/2049	2,814,672	2,527,001
3.50%, 6/1/2049	3,426,591	3,090,618
3.50%, 7/1/2049	1,157,408	1,035,766
3.50%, 8/1/2049	2,037,755	1,823,580
3.50%, 9/1/2049	3,740,775	3,367,564
3.50%, 10/1/2049	919,442	822,806
3.50%, 11/1/2049	497,820	445,498
3.50%, 12/1/2049	229,008	205,867
3.50%, 1/1/2050	1,535,259	1,373,899
3.50%, 2/1/2050	528,546	472,994
3.50%, 3/1/2050	2,237,570	1,993,050
3.50%, 4/1/2050	8,565,392	7,678,032
3.50%, 5/1/2050	5,046,318	4,547,040
3.50%, 6/1/2050	778,678	697,103
3.50%, 7/1/2050	303,470	271,413
3.50%, 8/1/2050	1,005,520	899,106
3.50%, 11/1/2050	669,804	599,307
3.50%, 1/1/2051	1,567,894	1,403,104
3.50%, 6/1/2051	1,656,723	1,474,327
3.50%, 7/1/2051	4,376,061	3,916,123
3.50%, 8/1/2051	986,719	879,115
3.50%, 9/1/2051	4,259,208	3,806,864
3.50%, 4/1/2052	2,246,162	2,000,363
3.50%, 5/1/2052	6,418,211	5,704,220
3.50%, 6/1/2052	21,313,395	18,876,951
3.50%, 9/1/2052	2,686,316	2,378,238
3.50%, 12/1/2052	6,457,322	5,717,770
3.50%, 2/1/2053	4,536,837	4,052,708
4.00%, 5/1/2026	114,118	113,373

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 6/1/2026	$14,032	$13,959
4.00%, 8/1/2026	2,333	2,317
4.00%, 9/1/2027	13,607	13,498
4.00%, 5/1/2029	326,120	323,699
4.00%, 11/1/2033	22,881	22,298
4.00%, 1/1/2034	69,539	67,480
4.00%, 2/1/2034	48,895	47,615
4.00%, 8/1/2034	461,089	449,305
4.00%, 5/1/2037	46,854	44,985
4.00%, 1/1/2038	1,792,532	1,724,270
4.00%, 6/1/2038	1,270,193	1,230,748
4.00%, 9/1/2038	72,580	68,968
4.00%, 2/1/2039	308,154	292,818
4.00%, 12/1/2039	1,259,818	1,190,563
4.00%, 9/1/2040	392,177	370,640
4.00%, 10/1/2040	70,526	66,653
4.00%, 12/1/2040	63,151	59,683
4.00%, 2/1/2041	86,422	81,676
4.00%, 10/1/2041	327,618	308,887
4.00%, 12/1/2041	21,752	20,505
4.00%, 2/1/2042	171,957	161,808
4.00%, 4/1/2042	140,431	132,156
4.00%, 8/1/2042	1,317,079	1,231,724
4.00%, 12/1/2042	186,845	175,833
4.00%, 6/1/2043	1,834,305	1,722,402
4.00%, 9/1/2043	134,426	126,285
4.00%, 10/1/2043	205,533	193,078
4.00%, 12/1/2043	326,537	306,721
4.00%, 2/1/2044	47,039	44,184
4.00%, 4/1/2044	8,019,146	7,517,173
4.00%, 5/1/2044	179,548	167,149
4.00%, 6/1/2044	22,078	20,621
4.00%, 7/1/2044	1,167,284	1,096,108
4.00%, 8/1/2044	250,452	234,935
4.00%, 9/1/2044	13,414	12,529
4.00%, 10/1/2044	18,057	16,865
4.00%, 11/1/2044	309,597	289,165
4.00%, 12/1/2044	976,952	917,195
4.00%, 1/1/2045	110,371	103,087
4.00%, 3/1/2045	1,546,606	1,449,068
4.00%, 6/1/2045	1,159,552	1,082,902
4.00%, 7/1/2045	316,885	295,799
4.00%, 8/1/2045	252,733	237,395
4.00%, 9/1/2045	245,870	229,506
4.00%, 12/1/2045	1,241,662	1,160,232
4.00%, 2/1/2046	57,987	54,129
4.00%, 3/1/2046	6,212,586	5,855,995
4.00%, 4/1/2046	293,425	274,308
4.00%, 6/1/2046	89,334	83,557
4.00%, 7/1/2046	136,505	127,052
4.00%, 9/1/2046	1,642,786	1,548,111
4.00%, 10/1/2046	509,718	474,422
4.00%, 11/1/2046	2,522,785	2,373,465
4.00%, 12/1/2046	268,301	249,702
4.00%, 2/1/2047	147,210	137,689
Security Description	Principal Amount	Value
4.00%, 3/1/2047	$395,531	$367,150
4.00%, 4/1/2047	8,301,600	7,749,662
4.00%, 5/1/2047	554,543	515,146
4.00%, 6/1/2047	1,768,215	1,640,632
4.00%, 7/1/2047	1,607,290	1,496,436
4.00%, 8/1/2047	1,213,125	1,129,038
4.00%, 9/1/2047	3,814,250	3,532,467
4.00%, 10/1/2047	3,448,307	3,199,470
4.00%, 11/1/2047	239,610	222,303
4.00%, 1/1/2048	4,277,491	3,968,810
4.00%, 2/1/2048	3,785,225	3,512,399
4.00%, 4/1/2048	60,590	56,302
4.00%, 5/1/2048	138,749	128,672
4.00%, 6/1/2048	1,700,931	1,577,393
4.00%, 7/1/2048	1,559,366	1,446,105
4.00%, 8/1/2048	1,869,912	1,739,000
4.00%, 9/1/2048	4,570,212	4,239,954
4.00%, 10/1/2048	7,185,188	6,698,994
4.00%, 11/1/2048	950,246	881,229
4.00%, 12/1/2048	2,306,297	2,140,367
4.00%, 1/1/2049	798,504	745,775
4.00%, 2/1/2049	185,833	172,623
4.00%, 3/1/2049	2,360,210	2,194,226
4.00%, 4/1/2049	174,685	163,159
4.00%, 5/1/2049	1,943,005	1,808,459
4.00%, 6/1/2049	5,120,674	4,761,779
4.00%, 7/1/2049	4,945,017	4,597,462
4.00%, 8/1/2049	22,607	20,940
4.00%, 9/1/2049	1,519,003	1,406,990
4.00%, 12/1/2049	1,652,131	1,533,442
4.00%, 1/1/2050	164,445	152,317
4.00%, 3/1/2050	563,128	520,319
4.00%, 4/1/2050	3,163,320	2,925,985
4.00%, 6/1/2050	1,736,696	1,603,659
4.00%, 7/1/2050	363,932	336,274
4.00%, 8/1/2050	114,331	105,899
4.00%, 9/1/2050	577,639	535,038
4.00%, 10/1/2050	1,109,283	1,024,983
4.00%, 11/1/2050	143,066	132,515
4.00%, 12/1/2050	583,075	538,764
4.00%, 1/1/2051	853,897	790,923
4.00%, 2/1/2051	1,095,412	1,015,914
4.00%, 5/1/2051	3,205,206	2,972,412
4.00%, 8/1/2051	2,612,917	2,420,217
4.00%, 4/1/2052	983,847	907,939
4.00%, 5/1/2052	1,715,478	1,576,389
4.00%, 7/1/2052	798,169	739,414
4.00%, 8/1/2052	22,565,032	20,706,143
4.00%, 10/1/2052	16,205,553	14,826,831
4.00%, 4/1/2053	1,668,284	1,535,737
4.00%, 5/1/2053	8,140,741	7,440,907
4.00%, 11/1/2054	5,001,838	4,571,371
4.50%, 3/1/2029	50,238	50,004
4.50%, 4/1/2031	15,550	15,417
4.50%, 5/1/2038	1,859,062	1,818,314

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 11/1/2039	$3,302,746	$3,230,255
4.50%, 6/1/2040	485,325	470,888
4.50%, 8/1/2040	985,211	955,862
4.50%, 9/1/2040	888,108	861,651
4.50%, 5/1/2041	52,778	51,206
4.50%, 9/1/2041	29,653	28,701
4.50%, 1/1/2042	69,688	67,451
4.50%, 10/1/2042	495,078	479,808
4.50%, 9/1/2043	132,508	128,471
4.50%, 10/1/2043	70,224	67,865
4.50%, 12/1/2043	424,209	409,955
4.50%, 3/1/2044	26,536	25,570
4.50%, 4/1/2044	8,810	8,482
4.50%, 5/1/2044	41,476	40,083
4.50%, 6/1/2044	1,093,787	1,053,879
4.50%, 8/1/2044	248,145	240,742
4.50%, 10/1/2044	62,800	60,506
4.50%, 12/1/2044	194,395	187,314
4.50%, 5/1/2045	193,900	186,646
4.50%, 10/1/2045	441,257	426,431
4.50%, 5/1/2046	313,990	300,961
4.50%, 7/1/2046	79,914	77,003
4.50%, 8/1/2046	107,277	103,363
4.50%, 3/1/2047	1,689,807	1,616,836
4.50%, 5/1/2047	1,317,675	1,275,362
4.50%, 7/1/2047	242,717	233,010
4.50%, 8/1/2047	813,506	778,314
4.50%, 9/1/2047	96,635	92,458
4.50%, 12/1/2047	99,923	95,604
4.50%, 1/1/2048	229,732	219,793
4.50%, 2/1/2048	2,801,508	2,680,323
4.50%, 5/1/2048	680,264	651,728
4.50%, 6/1/2048	75,185	71,752
4.50%, 7/1/2048	239,858	228,906
4.50%, 8/1/2048	501,902	479,262
4.50%, 9/1/2048	902,994	862,839
4.50%, 10/1/2048	3,053,345	2,914,680
4.50%, 11/1/2048	3,208,716	3,068,119
4.50%, 12/1/2048	84,153	80,306
4.50%, 2/1/2049	3,839,843	3,669,265
4.50%, 3/1/2049	776,211	742,591
4.50%, 4/1/2049	158,719	151,348
4.50%, 5/1/2049	1,495,498	1,428,437
4.50%, 6/1/2049	448,954	428,034
4.50%, 7/1/2049	235,003	224,489
4.50%, 8/1/2049	2,506,865	2,402,462
4.50%, 9/1/2049	1,576,426	1,502,583
4.50%, 11/1/2049	4,121,266	3,950,860
4.50%, 1/1/2050	211,835	202,151
4.50%, 2/1/2050	839,058	800,090
4.50%, 3/1/2050	3,837,372	3,665,180
4.50%, 4/1/2050	1,625,340	1,558,184
4.50%, 5/1/2050	785,161	748,696
4.50%, 6/1/2050	1,042,809	992,505
4.50%, 9/1/2050	1,930,530	1,842,279
Security Description	Principal Amount	Value
4.50%, 10/1/2050	$337,344	$321,923
4.50%, 12/1/2050	125,496	119,667
4.50%, 6/1/2052	1,395,066	1,314,792
4.50%, 7/1/2052	5,616,442	5,296,317
4.50%, 8/1/2052	46,659,687	43,968,446
4.50%, 10/1/2052	1,067,045	1,004,711
4.50%, 12/1/2052	980,770	923,380
4.50%, 2/1/2053	8,885,986	8,372,401
4.50%, 3/1/2053	4,148,218	3,911,707
4.50%, 6/1/2053	986,371	932,788
4.50%, 7/1/2054	7,379,007	6,937,781
5.00%, 11/1/2038	337,198	335,798
5.00%, 6/1/2039	133,342	133,474
5.00%, 8/1/2039	177,328	176,327
5.00%, 6/1/2040	67,062	66,565
5.00%, 7/1/2040	38,855	38,567
5.00%, 9/1/2040	30,780	30,552
5.00%, 2/1/2041	24,026	23,847
5.00%, 6/1/2041	478,025	473,657
5.00%, 3/1/2042	69,850	69,331
5.00%, 7/1/2044	30,946	30,589
5.00%, 1/1/2045	16,029	15,856
5.00%, 5/1/2048	280,597	275,488
5.00%, 7/1/2048	128,551	126,222
5.00%, 8/1/2048	183,071	179,735
5.00%, 9/1/2048	372,652	365,672
5.00%, 10/1/2048	616,269	604,477
5.00%, 11/1/2048	392,012	384,912
5.00%, 1/1/2049	63,828	62,633
5.00%, 8/1/2049	628,473	617,087
5.00%, 10/1/2049	367,600	360,907
5.00%, 12/1/2049	5,408,114	5,306,812
5.00%, 3/1/2050	535,519	525,956
5.00%, 9/1/2052	6,366,775	6,169,841
5.00%, 10/1/2052	8,103,447	7,851,836
5.00%, 11/1/2052	260,971	252,739
5.00%, 6/1/2053	23,858,247	23,023,426
5.00%, 8/1/2053	914,875	882,863
5.00%, 9/1/2053	5,020,020	4,899,765
5.00%, 10/1/2053	22,963,057	22,159,560
5.00%, 5/1/2054	9,816,010	9,471,970
5.00%, 10/1/2054	1,987,634	1,931,619
5.50%, 1/1/2035	115,330	117,248
5.50%, 4/1/2036	55,226	56,147
5.50%, 11/1/2038	28,558	29,070
5.50%, 12/1/2038	12,692	12,897
5.50%, 12/1/2039	23,212	23,628
5.50%, 7/1/2041	48,646	49,423
5.50%, 8/1/2044	3,667,533	3,660,524
5.50%, 4/1/2050	583,839	589,408
5.50%, 12/1/2052	2,811,832	2,801,102
5.50%, 1/1/2053	964,711	954,410
5.50%, 2/1/2053	21,128,940	20,912,173
5.50%, 5/1/2053	20,032,919	19,835,969
5.50%, 8/1/2053	710,268	709,928

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 9/1/2053	$20,288,106	$20,038,631
5.50%, 10/1/2053	25,841,845	25,516,772
5.50%, 11/1/2053	4,553,785	4,496,502
5.50%, 7/1/2054	1,955,726	1,957,956
5.50%, 8/1/2054	12,216,970	12,055,560
6.00%, 1/1/2037	13,945	14,495
6.00%, 9/1/2037	16,681	17,340
6.00%, 9/1/2039	13,028	13,542
6.00%, 6/1/2040	30,979	32,202
6.00%, 10/1/2040	40,381	41,972
6.00%, 2/1/2044	1,565,286	1,583,834
6.00%, 12/1/2052	1,621,289	1,647,174
6.00%, 1/1/2053	17,623,898	17,717,570
6.00%, 5/1/2053	5,475,866	5,512,100
6.00%, 7/1/2053	5,504,503	5,584,523
6.00%, 8/1/2053	5,503,255	5,539,485
6.00%, 9/1/2053	4,928,163	5,023,510
6.00%, 10/1/2053	7,183,428	7,220,768
6.00%, 11/1/2053	622,313	629,219
6.00%, 2/1/2054	1,452,614	1,470,982
6.00%, 5/1/2054	10,572,937	10,627,297
6.00%, 8/1/2054	37,313,025	37,504,867
6.50%, 7/1/2053	4,842,590	4,955,936
6.50%, 10/1/2053	8,009,562	8,225,888
6.50%, 11/1/2053	3,785,373	3,868,462
6.50%, 12/1/2053	6,271,063	6,408,714
6.50%, 2/1/2054	6,787,021	7,008,070
6.50%, 5/1/2054	1,189,901	1,215,373
6.50%, 6/1/2054	16,304,945	16,655,851
6.50%, 8/1/2054	25,208,306	25,755,524
7.00%, 11/1/2053	5,809,743	6,017,329
7.00%, 2/1/2054	6,086,607	6,304,085
Government National Mortgage Association:
1.50%, 2/20/2051	1,061,663	814,582
1.50%, 7/20/2051	548,063	418,177
1.50%, 9/20/2051	783,469	598,329
1.50%, 10/20/2051	396,622	301,976
1.50%, 11/20/2051	401,611	306,074
2.00%, 7/20/2050	2,234,522	1,793,863
2.00%, 8/20/2050	7,323,721	5,878,310
2.00%, 9/20/2050	2,296,938	1,843,259
2.00%, 10/20/2050	8,883,733	7,116,979
2.00%, 11/20/2050	5,360,449	4,300,020
2.00%, 12/20/2050	18,911,902	15,167,735
2.00%, 1/20/2051	24,417,061	19,548,941
2.00%, 2/20/2051	3,921,019	3,144,724
2.00%, 3/20/2051	17,000,556	13,623,016
2.00%, 4/20/2051	14,186,986	11,376,008
2.00%, 5/20/2051	14,776,438	11,847,523
2.00%, 6/20/2051	24,036,114	19,269,930
2.00%, 7/20/2051	2,625,695	2,102,582
2.00%, 8/20/2051	11,548,938	9,257,081
2.00%, 9/20/2051	10,216,062	8,187,920
2.00%, 10/20/2051	8,475,712	6,792,416
Security Description	Principal Amount	Value
2.00%, 11/20/2051	$9,733,405	$7,799,575
2.00%, 12/20/2051	16,230,739	13,004,765
2.00%, 1/20/2052	29,712,594	23,804,706
2.00%, 3/20/2052	13,502,772	10,806,925
2.00%, 4/20/2052	3,142,609	2,515,183
2.00%, 5/20/2052	6,669,666	5,338,058
2.00%, 8/20/2052	979,346	783,818
2.50%, 1/20/2043	27,328	23,694
2.50%, 3/20/2043	170,501	147,199
2.50%, 8/20/2046	443,960	376,106
2.50%, 10/20/2046	94,736	80,257
2.50%, 12/20/2046	963,654	816,371
2.50%, 9/20/2048	4,756,196	4,029,272
2.50%, 12/20/2049	581,937	488,644
2.50%, 1/20/2050	639,337	536,615
2.50%, 2/20/2050	736,109	618,560
2.50%, 4/20/2050	609,795	512,040
2.50%, 6/20/2050	1,714,262	1,438,391
2.50%, 7/20/2050	1,996,065	1,674,226
2.50%, 8/20/2050	9,194,282	7,708,979
2.50%, 9/20/2050	10,449,998	8,758,604
2.50%, 10/20/2050	12,438,230	10,421,180
2.50%, 11/20/2050	997,620	835,532
2.50%, 12/20/2050	10,395,549	8,703,317
2.50%, 1/20/2051	16,737,117	14,007,397
2.50%, 2/20/2051	18,485,235	15,449,375
2.50%, 3/20/2051	9,643,005	8,038,039
2.50%, 4/20/2051	14,443,664	12,082,022
2.50%, 5/20/2051	7,815,759	6,539,805
2.50%, 6/20/2051	15,621,680	13,068,960
2.50%, 7/20/2051	11,904,994	9,957,771
2.50%, 8/20/2051	11,776,549	9,848,513
2.50%, 9/20/2051	10,367,085	8,668,200
2.50%, 10/20/2051	12,359,567	10,332,256
2.50%, 11/20/2051	6,540,103	5,466,333
2.50%, 12/20/2051	778,669	650,825
2.50%, 1/20/2052	22,702,085	18,971,289
2.50%, 2/20/2052	13,631,206	11,388,983
2.50%, 3/20/2052	2,812,594	2,349,922
2.50%, 4/20/2052	17,401,361	14,540,536
2.50%, 5/20/2052	5,211,034	4,353,663
2.50%, 6/20/2052	2,843,693	2,376,035
2.50%, 7/20/2052	2,929,445	2,450,728
2.50%, 8/20/2052	1,405,207	1,175,574
2.50%, 9/20/2052	603,676	505,026
2.50%, 12/20/2052	2,170,586	1,816,146
3.00%, 5/20/2032	95,654	91,389
3.00%, 5/15/2042	43,779	38,819
3.00%, 7/20/2042	80,087	71,393
3.00%, 8/20/2042	7,105,639	6,334,244
3.00%, 9/20/2042	123,211	109,835
3.00%, 12/20/2042	103,430	92,201
3.00%, 1/20/2043	154,094	137,366
3.00%, 3/20/2043	506,508	448,838
3.00%, 4/20/2043	124,179	110,041

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 7/20/2043	$2,391,906	$2,119,568
3.00%, 8/20/2043	209,028	185,229
3.00%, 10/20/2043	493,045	436,908
3.00%, 1/20/2044	55,679	49,339
3.00%, 8/20/2044	642,986	569,777
3.00%, 11/20/2044	72,620	64,079
3.00%, 12/20/2044	146,018	128,844
3.00%, 2/15/2045	53,053	46,740
3.00%, 3/15/2045	28,026	24,674
3.00%, 3/20/2045	14,612	12,879
3.00%, 4/20/2045	4,290,177	3,781,289
3.00%, 5/20/2045	61,630	54,320
3.00%, 6/20/2045	5,363,465	4,727,267
3.00%, 7/20/2045	647,379	570,589
3.00%, 8/20/2045	28,940	25,508
3.00%, 9/20/2045	177,668	156,594
3.00%, 12/20/2045	74,430	65,602
3.00%, 1/20/2046	262,803	231,630
3.00%, 2/20/2046	3,199,694	2,829,181
3.00%, 5/20/2046	82,723	72,905
3.00%, 6/20/2046	2,578,972	2,271,284
3.00%, 7/20/2046	59,923	52,683
3.00%, 8/20/2046	5,802,193	5,101,115
3.00%, 9/20/2046	2,425,232	2,132,192
3.00%, 10/20/2046	1,888,414	1,660,237
3.00%, 12/20/2046	455,686	400,625
3.00%, 1/20/2047	1,934,091	1,700,395
3.00%, 2/15/2047	212,916	187,454
3.00%, 2/20/2047	140,384	123,421
3.00%, 6/20/2047	37,636	33,011
3.00%, 7/20/2047	2,563,032	2,248,074
3.00%, 9/20/2047	48,624	42,649
3.00%, 10/20/2047	1,126,479	988,052
3.00%, 11/20/2047	2,462,723	2,160,091
3.00%, 12/20/2047	1,232,092	1,080,686
3.00%, 1/20/2048	471,095	413,204
3.00%, 2/20/2048	216,617	190,199
3.00%, 3/20/2048	267,842	234,929
3.00%, 4/20/2048	379,419	332,794
3.00%, 9/20/2048	204,698	179,544
3.00%, 12/20/2048	87,419	76,676
3.00%, 3/20/2049	855,874	752,459
3.00%, 6/20/2049	70,454	61,796
3.00%, 8/20/2049	1,120,482	979,472
3.00%, 9/20/2049	1,790,689	1,564,838
3.00%, 11/20/2049	1,836,397	1,603,247
3.00%, 12/20/2049	1,470,173	1,283,519
3.00%, 1/20/2050	10,512,634	9,175,018
3.00%, 2/20/2050	2,895,317	2,529,372
3.00%, 3/20/2050	576,477	502,829
3.00%, 4/20/2050	8,450,296	7,368,626
3.00%, 5/20/2050	6,676,313	5,827,898
3.00%, 6/20/2050	8,292,773	7,227,163
3.00%, 7/20/2050	8,469,140	7,378,773
3.00%, 8/20/2050	3,872,081	3,372,608
Security Description	Principal Amount	Value
3.00%, 9/20/2050	$1,306,594	$1,138,052
3.00%, 10/20/2050	1,006,963	877,071
3.00%, 12/20/2050	1,205,608	1,049,496
3.00%, 1/20/2051	1,727,613	1,503,480
3.00%, 2/20/2051	90,685	78,897
3.00%, 5/20/2051	4,950,576	4,305,377
3.00%, 6/20/2051	4,132,107	3,592,939
3.00%, 7/20/2051	2,995,556	2,604,225
3.00%, 8/20/2051	5,301,406	4,608,025
3.00%, 9/20/2051	8,765,935	7,618,067
3.00%, 12/20/2051	5,449,053	4,732,991
3.00%, 1/20/2052	1,894,041	1,644,852
3.00%, 2/20/2052	396,602	344,362
3.00%, 3/20/2052	3,728,590	3,235,727
3.00%, 5/20/2052	17,135,458	14,870,413
3.00%, 6/20/2052	3,010,987	2,612,981
3.00%, 8/20/2052	5,006,347	4,344,584
3.00%, 9/20/2052	3,766,550	3,268,669
3.00%, 1/20/2053	1,785,450	1,549,441
3.00%, 3/20/2053	8,061,011	7,017,206
3.00%, 4/20/2053	1,457,614	1,271,394
3.00%, 9/20/2053	3,674,045	3,202,845
3.50%, 12/20/2041	1,331,978	1,222,942
3.50%, 2/15/2042	61,997	56,760
3.50%, 4/15/2042	23,081	21,131
3.50%, 4/20/2042	762,425	698,078
3.50%, 6/20/2042	167,123	153,018
3.50%, 9/20/2042	543,611	497,731
3.50%, 10/20/2042	676,356	619,273
3.50%, 11/20/2042	12,383	11,337
3.50%, 2/20/2043	450,333	412,272
3.50%, 3/20/2043	84,858	77,667
3.50%, 4/20/2043	90,766	83,080
3.50%, 5/20/2043	73,615	67,348
3.50%, 6/20/2043	712,899	652,210
3.50%, 7/20/2043	393,916	360,816
3.50%, 9/20/2043	85,987	78,667
3.50%, 10/20/2043	440,658	403,145
3.50%, 11/20/2043	392,982	359,528
3.50%, 1/20/2044	53,025	48,511
3.50%, 3/20/2044	1,117,292	1,022,177
3.50%, 4/20/2044	59,585	54,275
3.50%, 5/20/2044	65,593	59,747
3.50%, 6/20/2044	1,516,503	1,381,359
3.50%, 7/20/2044	31,025	28,260
3.50%, 8/20/2044	45,546	41,488
3.50%, 10/20/2044	1,248,965	1,137,663
3.50%, 11/20/2044	119,398	108,758
3.50%, 12/20/2044	12,585	11,463
3.50%, 1/20/2045	447,081	407,239
3.50%, 2/20/2045	545,909	497,260
3.50%, 3/20/2045	15,156	13,738
3.50%, 4/20/2045	1,439,685	1,312,053
3.50%, 5/20/2045	127,933	115,964
3.50%, 6/20/2045	27,148	24,609

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 7/20/2045	$228,105	$206,764
3.50%, 8/20/2045	140,664	127,504
3.50%, 9/20/2045	71,935	65,205
3.50%, 10/20/2045	241,609	219,005
3.50%, 11/20/2045	629,873	570,944
3.50%, 12/20/2045	18,002	16,318
3.50%, 1/20/2046	3,172,858	2,876,016
3.50%, 2/20/2046	3,126,267	2,833,785
3.50%, 4/20/2046	1,514,771	1,372,201
3.50%, 5/20/2046	600,423	543,912
3.50%, 6/20/2046	373,920	339,257
3.50%, 7/20/2046	5,975,261	5,420,397
3.50%, 8/20/2046	237,489	215,136
3.50%, 9/20/2046	266,777	241,668
3.50%, 10/20/2046	302,357	273,899
3.50%, 11/20/2046	1,406,162	1,273,814
3.50%, 12/20/2046	904,959	819,785
3.50%, 1/20/2047	58,570	53,057
3.50%, 2/20/2047	648,025	587,033
3.50%, 3/20/2047	255,615	231,091
3.50%, 5/20/2047	194,032	175,735
3.50%, 6/20/2047	386,699	350,074
3.50%, 7/20/2047	127,792	115,728
3.50%, 8/20/2047	225,006	203,418
3.50%, 9/20/2047	1,685,960	1,524,204
3.50%, 10/20/2047	1,617,317	1,462,147
3.50%, 12/20/2047	884,695	799,815
3.50%, 1/20/2048	3,826,839	3,459,680
3.50%, 2/20/2048	727,368	657,852
3.50%, 4/20/2048	104,258	94,255
3.50%, 5/20/2048	877,624	793,422
3.50%, 6/20/2048	46,121	41,729
3.50%, 8/20/2048	33,019	29,840
3.50%, 10/20/2048	454,235	410,506
3.50%, 11/20/2048	549,448	496,552
3.50%, 2/20/2049	47,835	43,230
3.50%, 3/20/2049	109,695	99,135
3.50%, 6/20/2049	1,779,970	1,604,248
3.50%, 7/20/2049	583,087	525,524
3.50%, 8/20/2049	875,111	788,718
3.50%, 9/20/2049	1,715,276	1,545,941
3.50%, 10/20/2049	5,646,146	5,088,748
3.50%, 12/20/2049	1,761,008	1,587,158
3.50%, 1/20/2050	6,470,745	5,831,941
3.50%, 2/20/2050	5,483,221	4,941,907
3.50%, 3/20/2050	1,741,176	1,569,284
3.50%, 5/20/2050	1,277,054	1,150,981
3.50%, 6/20/2050	5,313,684	4,787,276
3.50%, 7/20/2050	1,452,313	1,308,938
3.50%, 11/20/2050	746,698	672,983
3.50%, 12/20/2050	3,166,387	2,851,333
3.50%, 1/20/2051	2,942,912	2,649,456
3.50%, 2/20/2051	1,136,706	1,024,488
3.50%, 5/20/2051	218,560	196,482
3.50%, 6/20/2051	2,674,195	2,404,062
Security Description	Principal Amount	Value
3.50%, 7/20/2051	$477,565	$429,427
3.50%, 8/20/2051	6,632,184	5,953,910
3.50%, 9/20/2051	2,103,147	1,887,720
3.50%, 4/20/2052	1,473,119	1,319,625
3.50%, 6/20/2052	10,572,990	9,470,500
3.50%, 7/20/2052	3,968,877	3,554,412
3.50%, 9/20/2052	2,326,788	2,083,624
3.50%, 10/20/2052	10,378,256	9,292,061
3.50%, 12/20/2052	5,788,092	5,183,649
3.50%, 3/20/2053	260,826	234,422
3.50%, 6/20/2053	2,361,621	2,125,619
3.50%, 7/20/2053	8,310,877	7,487,548
4.00%, 2/15/2040	4,104	3,891
4.00%, 4/15/2040	37,110	35,184
4.00%, 12/20/2040	2,651,477	2,517,234
4.00%, 11/20/2041	34,938	33,144
4.00%, 2/20/2042	37,467	35,543
4.00%, 5/20/2042	34,744	32,925
4.00%, 6/20/2042	563,894	534,387
4.00%, 8/20/2042	16,277	15,425
4.00%, 8/20/2043	37,613	35,462
4.00%, 10/20/2043	157,313	148,319
4.00%, 11/20/2043	224,163	211,346
4.00%, 3/20/2044	38,314	36,064
4.00%, 5/20/2044	263,535	248,054
4.00%, 7/15/2044	46,329	43,589
4.00%, 7/20/2044	40,544	38,162
4.00%, 8/20/2044	96,829	91,141
4.00%, 12/20/2044	104,260	98,136
4.00%, 1/20/2045	36,623	34,472
4.00%, 2/20/2045	112,066	105,483
4.00%, 5/15/2045	11,872	11,112
4.00%, 6/15/2045	19,870	18,596
4.00%, 7/20/2045	127,862	120,183
4.00%, 8/20/2045	23,355	21,945
4.00%, 10/20/2045	45,772	43,024
4.00%, 11/20/2045	123,726	116,296
4.00%, 1/20/2046	29,551	27,776
4.00%, 4/20/2046	1,631,423	1,533,445
4.00%, 5/20/2046	215,300	202,370
4.00%, 1/20/2047	168,397	157,133
4.00%, 3/20/2047	102,420	95,569
4.00%, 4/20/2047	25,336	23,623
4.00%, 5/20/2047	62,731	58,489
4.00%, 6/20/2047	66,467	62,089
4.00%, 7/20/2047	1,357,835	1,266,539
4.00%, 8/20/2047	73,557	68,611
4.00%, 9/20/2047	356,785	332,796
4.00%, 11/20/2047	1,053,408	982,580
4.00%, 2/20/2048	2,067,392	1,927,598
4.00%, 3/20/2048	1,082,218	1,009,040
4.00%, 4/20/2048	2,636,393	2,455,901
4.00%, 5/20/2048	1,503,635	1,400,694
4.00%, 6/20/2048	2,449,620	2,281,915
4.00%, 8/20/2048	1,118,203	1,042,043

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 9/20/2048	$123,190	$114,800
4.00%, 10/20/2048	230,578	214,874
4.00%, 11/20/2048	164,770	153,548
4.00%, 2/20/2049	268,673	250,279
4.00%, 3/20/2049	710,664	662,011
4.00%, 4/20/2049	231,748	215,677
4.00%, 5/20/2049	1,693,968	1,576,498
4.00%, 6/20/2049	2,203,235	2,050,449
4.00%, 7/20/2049	6,233,217	5,800,967
4.00%, 10/20/2049	580,147	540,199
4.00%, 11/20/2049	88,041	81,979
4.00%, 12/20/2049	458,468	426,899
4.00%, 1/20/2050	594,994	554,024
4.00%, 2/20/2050	299,119	278,522
4.00%, 3/20/2050	4,185,875	3,895,600
4.00%, 6/20/2050	3,494,794	3,254,152
4.00%, 7/20/2050	731,555	681,729
4.00%, 8/20/2050	483,453	450,163
4.00%, 11/20/2051	1,404,076	1,305,019
4.00%, 5/20/2052	480,401	443,511
4.00%, 6/20/2052	1,335,724	1,232,653
4.00%, 7/20/2052	443,595	409,531
4.00%, 9/20/2052	15,479,856	14,291,141
4.00%, 10/20/2052	20,109,427	18,565,202
4.00%, 11/20/2052	13,554,901	12,514,006
4.50%, 6/15/2039	6,961	6,774
4.50%, 4/15/2040	36,215	35,234
4.50%, 6/15/2040	18,848	18,338
4.50%, 9/20/2040	33,123	32,237
4.50%, 3/15/2041	18,959	18,445
4.50%, 4/20/2041	1,245,521	1,211,318
4.50%, 6/15/2041	8,316	8,089
4.50%, 7/15/2041	17,442	16,967
4.50%, 7/20/2041	64,295	62,529
4.50%, 12/20/2041	54,430	52,974
4.50%, 10/20/2043	13,760	13,315
4.50%, 12/20/2043	38,756	37,502
4.50%, 1/20/2044	31,940	30,907
4.50%, 4/20/2044	43,638	42,226
4.50%, 5/20/2045	22,121	21,383
4.50%, 6/20/2045	446,343	431,900
4.50%, 10/20/2045	30,776	29,750
4.50%, 11/20/2045	86,265	83,388
4.50%, 1/20/2046	1,629,226	1,574,895
4.50%, 2/20/2046	279,623	270,298
4.50%, 6/20/2046	64,917	62,816
4.50%, 7/20/2046	34,611	33,457
4.50%, 12/20/2046	149,291	144,460
4.50%, 3/20/2047	354,573	342,194
4.50%, 6/20/2047	352,485	338,535
4.50%, 8/20/2047	48,628	46,703
4.50%, 12/20/2047	26,882	25,769
4.50%, 1/20/2048	51,428	49,300
4.50%, 3/20/2048	519,576	498,078
4.50%, 4/20/2048	582,306	558,213
Security Description	Principal Amount	Value
4.50%, 6/20/2048	$317,594	$304,876
4.50%, 7/20/2048	326,541	312,914
4.50%, 8/20/2048	681,949	654,312
4.50%, 9/20/2048	993,243	951,792
4.50%, 11/20/2048	53,339	51,113
4.50%, 12/20/2048	1,141,147	1,093,524
4.50%, 1/20/2049	2,644,456	2,534,096
4.50%, 2/20/2049	290,503	278,380
4.50%, 4/20/2049	142,691	136,736
4.50%, 5/20/2049	118,334	113,396
4.50%, 6/20/2049	2,640,877	2,530,666
4.50%, 7/20/2049	657,979	630,520
4.50%, 9/20/2049	253,253	242,684
4.50%, 2/20/2050	1,622,066	1,554,372
4.50%, 4/20/2050	2,469,174	2,366,058
4.50%, 5/20/2050	432,912	414,845
4.50%, 10/20/2050	2,128,634	2,040,561
4.50%, 12/20/2050	1,312,681	1,257,900
4.50%, 4/20/2051	259,802	248,960
4.50%, 5/20/2051	287,769	275,759
4.50%, 6/20/2051	232,005	222,406
4.50%, 12/20/2051	601,335	576,240
4.50%, 5/20/2052	1,360,775	1,290,838
4.50%, 10/20/2052	4,217,776	4,001,005
4.50%, 12/20/2052	12,902,624	12,239,498
4.50%, 1/20/2053	15,968,042	15,147,370
4.50%, 2/20/2053	2,426,315	2,301,615
4.50%, 3/20/2053	4,519,670	4,287,383
4.50%, 6/20/2053	6,068,925	5,749,478
4.50%, 2/20/2054	9,068,959	8,591,601
4.50%, 5/20/2054	3,956,305	3,741,222
4.50%, 10/20/2054	5,032,355	4,758,773
5.00%, 12/15/2038	10,622	10,672
5.00%, 5/15/2039	18,705	18,594
5.00%, 5/20/2041	381,013	378,573
5.00%, 11/20/2042	51,472	51,538
5.00%, 3/20/2043	11,278	11,244
5.00%, 4/20/2043	29,309	29,346
5.00%, 5/20/2043	9,711	9,723
5.00%, 8/20/2043	42,421	42,156
5.00%, 5/20/2044	24,454	24,301
5.00%, 6/20/2044	14,945	14,852
5.00%, 7/20/2044	36,572	36,343
5.00%, 12/20/2045	194,295	193,082
5.00%, 4/20/2048	18,565	18,391
5.00%, 5/20/2048	109,775	107,755
5.00%, 7/20/2048	37,815	37,119
5.00%, 10/20/2048	55,507	54,486
5.00%, 12/20/2048	134,439	131,966
5.00%, 1/20/2049	453,217	444,878
5.00%, 2/20/2049	365,965	359,232
5.00%, 4/20/2049	162,205	159,419
5.00%, 6/20/2049	997,376	980,250
5.00%, 7/20/2049	149,758	147,184
5.00%, 5/20/2050	397,926	394,597

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/20/2052	$522,972	$509,103
5.00%, 11/20/2052	9,658,462	9,402,332
5.00%, 12/20/2052	9,756,936	9,498,195
5.00%, 1/20/2053	9,617,923	9,362,869
5.00%, 4/20/2053	4,657,348	4,531,125
5.00%, 5/20/2053	15,503,732	15,068,978
5.00%, 7/20/2053	21,513,865	20,910,575
5.00%, 5/20/2054	11,301,548	10,963,945
5.00%, 7/20/2054	3,691,845	3,581,561
5.50%, 9/15/2035	23,623	23,898
5.50%, 7/15/2038	7,185	7,331
5.50%, 3/15/2039	38,596	39,637
5.50%, 2/20/2049	38,569	38,707
5.50%, 12/20/2052	9,654,923	9,607,192
5.50%, 5/20/2053	13,221,161	13,144,210
5.50%, 7/20/2053	3,794,406	3,772,322
5.50%, 8/20/2053	8,568,716	8,518,844
5.50%, 10/20/2053	9,717,828	9,661,268
5.50%, 5/20/2054	19,368,663	19,206,120
5.50%, 8/20/2054	4,958,236	4,916,626
5.50%, 9/20/2054	18,724,157	18,567,022
6.00%, 8/15/2040	11,505	12,001
6.00%, 9/15/2040	21,446	22,498
6.00%, 1/20/2046	54,928	57,305
6.00%, 12/20/2052	3,701,549	3,741,369
6.00%, 1/20/2053	1,464,388	1,479,895
6.00%, 4/20/2053	710,909	718,399
6.00%, 8/20/2053	5,146,612	5,200,833
6.00%, 9/20/2053	9,078,459	9,174,104
6.00%, 2/20/2054	11,112,014	11,229,084
6.00%, 6/20/2054	23,838,571	24,014,279
6.00%, 9/20/2054	22,659,433	22,826,450
6.50%, 1/20/2053	1,867,254	1,901,132
6.50%, 2/20/2053	288,034	293,260
6.50%, 7/20/2053	1,533,543	1,560,245
6.50%, 2/20/2054	5,680,223	5,779,128
6.50%, 6/20/2054	30,583,296	31,141,913
7.00%, 9/20/2053	1,230,453	1,260,774
Government National Mortgage Association, TBA:
TBA, 2.50%, 1/20/2055	2,125,000	1,774,143
TBA, 3.00%, 1/20/2055	1,600,000	1,387,688
TBA, 3.50%, 1/20/2055	7,150,000	6,392,307
TBA, 4.00%, 1/20/2055	5,075,000	4,673,070
TBA, 4.50%, 1/20/2055	13,225,000	12,503,365
TBA, 5.00%, 1/20/2055	32,525,000	31,540,143
Security Description	Principal Amount	Value
TBA, 5.50%, 1/20/2055	$36,600,000	$36,267,635
TBA, 6.00%, 1/20/2055	9,825,000	9,885,522
TBA, 6.50%, 1/20/2055	11,950,000	12,145,621
Uniform Mortgage-Backed Security, TBA:
TBA, 2.50%, 1/1/2055	13,250,000	10,787,898
TBA, 3.00%, 1/1/2040	2,700,000	2,513,392
TBA, 3.00%, 1/1/2055	3,525,000	2,990,783
TBA, 3.50%, 1/1/2040	1,825,000	1,725,756
TBA, 3.50%, 1/1/2055	5,500,000	4,862,847
TBA, 4.00%, 1/1/2040	3,125,000	3,000,956
TBA, 4.00%, 1/1/2055	5,175,000	4,728,579
TBA, 4.50%, 1/1/2040	3,000,000	2,933,469
TBA, 4.50%, 1/1/2055	14,325,000	13,465,357
TBA, 5.00%, 1/1/2040	9,300,000	9,259,666
TBA, 5.00%, 1/1/2055	32,225,000	31,085,170
TBA, 5.50%, 1/1/2040	6,525,000	6,568,978
TBA, 5.50%, 1/1/2055	31,950,000	31,514,745
TBA, 6.00%, 1/1/2055	12,225,000	12,282,702
TBA, 6.50%, 1/1/2055	8,350,000	8,526,352
TBA, 7.00%, 1/1/2055	10,500,000	10,883,460
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,203,557,063)		5,572,683,220
	Shares
SHORT-TERM INVESTMENT — 5.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (a) (b) (Cost $298,706,226)	298,706,226	298,706,226
TOTAL INVESTMENTS — 104.6% (Cost $6,502,263,289)		5,871,389,446
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(257,256,923)
NET ASSETS — 100.0%		$5,614,132,523
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at December 31, 2024.
TBA	To Be Announced

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$5,572,683,220	$—	$5,572,683,220
Short-Term Investment	298,706,226	—	—	298,706,226
TOTAL INVESTMENTS	$298,706,226	$5,572,683,220	$—	$5,871,389,446

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	326,829,249	$326,927,297	$177,574,613	$504,501,910	$23,608	$(23,608)	—	$—	$2,844,901
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	607,318,323	308,612,097	—	—	298,706,226	298,706,226	3,861,210
Total		$326,927,297	$784,892,936	$813,114,007	$23,608	$(23,608)		$298,706,226	$6,706,111
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024 (Unaudited)

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$8,178,336,036	$9,695,461,901	$922,888,388
Investments in affiliated issuers, at value	535,656,752	647,815,059	33,298,488
Total Investments	8,713,992,788	10,343,276,960	956,186,876
Foreign currency, at value	1,188	403	—
Net cash at broker	2,072,123	—	—
Cash	—	350	—
Receivable for investments sold	377,826,566	13,040,325	—
Receivable for fund shares sold	—	170,348,755	—
Dividends receivable — affiliated issuers	708,328	152,266	15,565
Interest receivable — unaffiliated issuers	65,290,650	111,208,046	12,656,081
Securities lending income receivable — unaffiliated issuers	24,333	87,496	2,844
Securities lending income receivable — affiliated issuers	96,749	163,819	8,484
Receivable for foreign taxes recoverable	164	65,057	—
TOTAL ASSETS	9,160,012,889	10,638,343,477	968,869,850
LIABILITIES
Payable upon return of securities loaned	261,329,234	600,749,900	31,273,513
Payable for investments purchased	290,029,522	170,112,915	—
Payable for fund shares repurchased	332,631,511	13,103,750	—
Advisory fee payable	237,184	330,489	33,433
Trustees’ fees and expenses payable	19,662	19,747	4,786
Accrued expenses and other liabilities	—	—	—
TOTAL LIABILITIES	884,247,113	784,316,801	31,311,732
NET ASSETS	$8,275,765,776	$9,854,026,676	$937,558,118
NET ASSETS CONSIST OF:
Paid-in capital	$9,076,913,366	$10,345,034,716	$1,146,728,199
Total distributable earnings (loss)	(801,147,590)	(491,008,040)	(209,170,081)
NET ASSETS	$8,275,765,776	$9,854,026,676	$937,558,118
NET ASSET VALUE PER SHARE
Net asset value per share	$25.01	$32.76	$22.24
Shares outstanding (unlimited amount authorized, $0.01 par value)	330,900,264	300,800,072	42,149,986
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$8,845,623,737	$9,937,792,825	$1,065,901,407
Investments in affiliated issuers	535,656,752	647,815,059	33,298,488
Total cost of investments	$9,381,280,489	$10,585,607,884	$1,099,199,895
Foreign currency, at cost	$1,227	$407	$—
* Includes investments in securities on loan, at value	$443,026,235	$1,419,786,885	$46,537,246
See accompanying notes to financial statements.

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio TIPS ETF

$10,318,446,277	$80,047,199	$8,210,282,502	$5,564,023,598	$849,685,684
39,456,345	123,473	290,577,447	51,194,981	5,703,350
10,357,902,622	80,170,672	8,500,859,949	5,615,218,579	855,389,034
—	—	409	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	19,224,558	7,845,071
7,859,306	—	14,924,785	—	—
53,283	776	103,653	43,842	2,440
104,578,617	595,582	81,742,651	37,525,417	3,387,109
29,304	—	31,531	57,746	1,124
167,038	69	92,351	13,520	1,453
—	—	2,076	—	—
10,470,590,170	80,767,099	8,597,757,405	5,672,083,662	866,626,231

37,334,546	—	290,346,460	47,608,072	5,678,359
8,908,028	49,970	14,884,092	20,006,610	6,931,886
—	—	—	—	—
271,205	2,077	280,290	142,191	87,208
18,777	—	20,198	16,374	7,523
—	—	—	—	2,803
46,532,556	52,047	305,531,040	67,773,247	12,707,779
$10,424,057,614	$80,715,052	$8,292,226,365	$5,604,310,415	$853,918,452

$13,306,730,309	$81,772,655	$8,529,734,973	$5,730,093,102	$1,044,571,048
(2,882,672,695)	(1,057,603)	(237,508,608)	(125,782,687)	(190,652,596)
$10,424,057,614	$80,715,052	$8,292,226,365	$5,604,310,415	$853,918,452

$26.20	$29.89	$29.85	$28.96	$25.34
397,900,000	2,700,000	277,800,000	193,500,000	33,700,450

$12,942,211,738	$81,064,575	$8,183,946,908	$5,571,101,431	$948,808,365
39,456,345	123,473	290,577,447	51,194,981	5,703,350
$12,981,668,083	$81,188,048	$8,474,524,355	$5,622,296,412	$954,511,715
$—	$—	$423	$—	$—
$238,458,764	$—	$578,610,669	$507,557,227	$5,567,448

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2024 (Unaudited)

	SPDR Portfolio Intermediate Term Treasury ETF	SPDR Portfolio High Yield Bond ETF	SPDR Portfolio Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$6,753,504,917	$6,585,547,862	$1,835,958,403
Investments in affiliated issuers, at value	48,734,275	590,922,433	130,614,949
Total Investments	6,802,239,192	7,176,470,295	1,966,573,352
Net cash at broker	—	—	—
Cash	—	562,573	—
Receivable for investments sold	13,525,119	10,571,411	—
Receivable for fund shares sold	—	—	10,018,907
Dividends receivable — unaffiliated issuers	—	27	—
Dividends receivable — affiliated issuers	47,778	65,776	50,191
Interest receivable — unaffiliated issuers	49,695,302	117,393,342	22,640,255
Securities lending income receivable — unaffiliated issuers	50,776	67,297	17,501
Securities lending income receivable — affiliated issuers	20,778	626,226	31,191
Receivable for foreign taxes recoverable	—	268,568	—
TOTAL ASSETS	6,865,578,945	7,306,025,515	1,999,331,397
LIABILITIES
Due to custodian	—	59	—
Payable upon return of securities loaned	46,642,933	574,774,688	117,157,510
Payable for investments purchased	13,449,545	15,799,227	10,015,471
Advisory fee payable	173,060	283,282	48,020
Trustees’ fees and expenses payable	12,336	9,093	5,488
TOTAL LIABILITIES	60,277,874	590,866,349	127,226,489
NET ASSETS	$6,805,301,071	$6,715,159,166	$1,872,104,908
NET ASSETS CONSIST OF:
Paid-in capital	$7,152,635,439	$6,829,154,433	$1,914,761,046
Total distributable earnings (loss)	(347,334,368)	(113,995,267)	(42,656,138)
NET ASSETS	$6,805,301,071	$6,715,159,166	$1,872,104,908
NET ASSET VALUE PER SHARE
Net asset value per share	$27.89	$23.46	$28.63
Shares outstanding (unlimited amount authorized, $0.01 par value)	244,000,336	286,200,000	65,400,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$6,956,303,499	$6,617,211,369	$1,866,459,915
Investments in affiliated issuers	48,734,275	590,922,433	130,614,949
Total cost of investments	$7,005,037,774	$7,208,133,802	$1,997,074,864
* Includes investments in securities on loan, at value	$496,317,457	$582,977,973	$266,311,697
See accompanying notes to financial statements.

SPDR Portfolio Mortgage Backed Bond ETF

$5,572,683,220
298,706,226
5,871,389,446
1,675,210
—
32,517,950
—
—
1,030,037
17,239,896
—
—
—
5,923,852,539

—
—
309,502,103
204,471
13,442
309,720,016
$5,614,132,523

$6,454,327,702
(840,195,179)
$5,614,132,523

$21.53
260,800,000

$6,203,557,063
298,706,226
$6,502,263,289
$—

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2024 (Unaudited)

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$159,926,891	$205,242,767	$23,955,693
Dividend income — affiliated issuers	3,733,146	620,376	96,712
Unaffiliated securities lending income	110,040	401,985	13,871
Affiliated securities lending income	319,623	852,563	57,024
Foreign taxes withheld	5,119	28,341	—
TOTAL INVESTMENT INCOME (LOSS)	164,094,819	207,146,032	24,123,300
EXPENSES
Advisory fee	1,267,183	1,870,143	192,440
Trustees’ fees and expenses	54,519	57,195	8,445
Miscellaneous expenses	621	703	74
TOTAL EXPENSES	1,322,323	1,928,041	200,959
Expenses waived/reimbursed by the Adviser	(59,135)	—	—
NET EXPENSES	1,263,188	1,928,041	200,959
NET INVESTMENT INCOME (LOSS)	$162,831,631	$205,217,991	$23,922,341
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(11,636,649)	(7,965,301)	(7,531,609)
Investments — affiliated issuers	11,076	306	183
In-kind redemptions — unaffiliated issuers	(6,042,515)	70,089,986	3,972,153
Net realized gain (loss)	(17,668,088)	62,124,991	(3,559,273)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	4,184,210	2,822,210	(13,994,922)
Investments — affiliated issuers	(11,076)	(306)	(183)
Foreign currency translations	(41)	(14)	—
Net change in unrealized appreciation/depreciation	4,173,093	2,821,890	(13,995,105)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(13,494,995)	64,946,881	(17,554,378)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$149,336,636	$270,164,872	$6,367,963
See accompanying notes to financial statements.

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio TIPS ETF

209,697,839	$938,561	$193,376,125	$114,122,461	$8,445,287
718,236	3,251	637,781	250,556	40,427
32,530	—	139,647	298,998	1,894
463,841	73	400,434	38,678	6,437
—	—	67,979	—	—
210,912,446	941,885	194,621,966	114,710,693	8,494,045

1,646,356	6,480	1,592,183	813,602	559,182
63,004	89	52,616	36,701	11,832
812	1,753	593	418	—
1,710,172	8,322	1,645,392	850,721	571,014
—	—	—	—	—
1,710,172	8,322	1,645,392	850,721	571,014
$209,202,274	$933,563	$192,976,574	$113,859,972	$7,923,031

(34,253,229)	10,892	4,477,328	(1,430,003)	(4,613,332)
—	—	—	—	—
37,447,903	—	14,121,266	5,433,217	(20,690,477)
3,194,674	10,892	18,598,594	4,003,214	(25,303,809)

(405,923,352)	(1,109,467)	46,428,838	19,360,878	31,210,205
—	—	—	—	—
—	—	(14)	—	—
(405,923,352)	(1,109,467)	46,428,824	19,360,878	31,210,205
(402,728,678)	(1,098,575)	65,027,418	23,364,092	5,906,396
$(193,526,404)	$(165,012)	$258,003,992	$137,224,064	$13,829,427

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2024 (Unaudited)

	SPDR Portfolio Intermediate Term Treasury ETF	SPDR Portfolio High Yield Bond ETF	SPDR Portfolio Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$122,225,781	$212,701,520	$43,310,407
Dividend income — unaffiliated issuers	—	66	—
Dividend income — affiliated issuers	277,339	470,957	246,577
Unaffiliated securities lending income	311,127	173,965	83,338
Affiliated securities lending income	64,955	2,654,807	146,661
Foreign taxes withheld	—	(54,267)	—
TOTAL INVESTMENT INCOME (LOSS)	122,879,202	215,947,048	43,786,983
EXPENSES
Advisory fee	977,156	1,416,104	255,189
Trustees’ fees and expenses	37,930	30,233	11,993
Miscellaneous expenses	492	431	129
TOTAL EXPENSES	1,015,578	1,446,768	267,311
Expenses waived/reimbursed by the Adviser	—	—	—
NET EXPENSES	1,015,578	1,446,768	267,311
NET INVESTMENT INCOME (LOSS)	$121,863,624	$214,500,280	$43,519,672
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(12,745,004)	(9,979,923)	958,254
Investments — affiliated issuers	—	562	476
In-kind redemptions — unaffiliated issuers	6,615,566	72,286,124	3,066,510
Net realized gain (loss)	(6,129,438)	62,306,763	4,025,240
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(26,301,758)	(4,576,731)	(10,227,775)
Investments — affiliated issuers	—	(562)	(476)
Net change in unrealized appreciation/depreciation	(26,301,758)	(4,577,293)	(10,228,251)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(32,431,196)	57,729,470	(6,203,011)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$89,432,428	$272,229,750	$37,316,661
See accompanying notes to financial statements.

SPDR Portfolio Mortgage Backed Bond ETF

$94,912,261
—
6,706,111
—
—
—
101,618,372

1,109,325
36,033
412
1,145,770
(113,706)
1,032,064
$100,586,308

3,619,415
23,608
—
3,643,023

6,327,596
(23,608)
6,303,988
9,947,011
$110,533,319

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Aggregate Bond ETF		SPDR Portfolio Intermediate Term Corporate Bond ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$162,831,631	$273,846,037	$205,217,991	$319,435,305
Net realized gain (loss)	(17,668,088)	(61,116,352)	62,124,991	(56,848,193)
Net change in unrealized appreciation/depreciation	4,173,093	9,151,774	2,821,890	161,125,385
Net increase (decrease) in net assets resulting from operations	149,336,636	221,881,459	270,164,872	423,712,497
Net equalization credits and charges	859,722	2,013,542	2,409,372	2,483,700
Distributions to shareholders	(186,196,985)	(268,639,469)	(238,621,916)	(311,837,137)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,660,988,718	2,834,010,572	9,856,357,954	21,818,297,464
Cost of shares redeemed	(1,194,804,929)	(1,615,942,321)	(8,390,501,152)	(19,862,487,338)
Net income equalization	(859,722)	(2,013,542)	(2,409,372)	(2,483,700)
Other capital	341,265	654,647	147,477	491,286
Net increase (decrease) in net assets from beneficial interest transactions	465,665,332	1,216,709,356	1,463,594,907	1,953,817,712
Net increase (decrease) in net assets during the period	429,664,705	1,171,964,888	1,497,547,235	2,068,176,772
Net assets at beginning of period	7,846,101,071	6,674,136,183	8,356,479,441	6,288,302,669
NET ASSETS AT END OF PERIOD	$8,275,765,776	$7,846,101,071	$9,854,026,676	$8,356,479,441
SHARES OF BENEFICIAL INTEREST:
Shares sold	64,900,000	114,400,000	297,200,000	678,600,000
Shares redeemed	(46,900,000)	(64,800,000)	(253,000,000)	(618,000,000)
Net increase (decrease) from share transactions	18,000,000	49,600,000	44,200,000	60,600,000
See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF		SPDR Portfolio Long Term Treasury ETF		SPDR Portfolio Treasury ETF
Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	For the Period 5/22/24- 06/30/24

$23,922,341	$37,271,703	$209,202,274	$297,610,094	$933,563	$123,564
(3,559,273)	(19,228,149)	3,194,674	(132,704,246)	10,892	(111)
(13,995,105)	(4,338,982)	(405,923,352)	(531,950,810)	(1,109,467)	92,091
6,367,963	13,704,572	(193,526,404)	(367,044,962)	(165,012)	215,544
364,155	49,509	1,273,524	6,430,377	53,066	—
(27,763,703)	(36,805,312)	(241,836,056)	(290,027,588)	(1,074,905)	(33,230)

668,558,155	989,377,399	2,305,386,669	6,407,417,061	57,772,359	24,000,000
(504,258,936)	(879,320,302)	(1,464,802,886)	(2,741,911,629)	—	—
(364,155)	(49,509)	(1,273,524)	(6,430,377)	(53,066)	—
75,004	99,819	21,137	42,888	117	179
164,010,068	110,107,407	839,331,396	3,659,117,943	57,719,410	24,000,179
142,978,483	87,056,176	405,242,460	3,008,475,770	56,532,559	24,182,493
794,579,635	707,523,459	10,018,815,154	7,010,339,384	24,182,493	—
$937,558,118	$794,579,635	$10,424,057,614	$10,018,815,154	$80,715,052	$24,182,493

28,700,000	44,200,000	82,100,000	233,200,000	1,900,000	800,000
(21,800,000)	(39,500,000)	(52,500,000)	(99,500,000)	—	—
6,900,000	4,700,000	29,600,000	133,700,000	1,900,000	800,000

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Short Term Corporate Bond ETF		SPDR Portfolio Short Term Treasury ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$192,976,574	$345,757,140	$113,859,972	$220,793,704
Net realized gain (loss)	18,598,594	(93,415,363)	4,003,214	(71,951,829)
Net change in unrealized appreciation/depreciation	46,428,824	166,276,387	19,360,878	82,977,310
Net increase (decrease) in net assets resulting from operations	258,003,992	418,618,164	137,224,064	231,819,185
Net equalization credits and charges	518,240	(1,093,178)	2,930,674	(3,780,674)
Distributions to shareholders	(225,081,623)	(343,080,326)	(132,768,536)	(217,857,731)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,722,391,193	4,088,209,341	1,783,670,881	5,690,048,403
Cost of shares redeemed	(1,094,971,982)	(4,556,092,688)	(679,369,723)	(6,806,368,670)
Net income equalization	(518,240)	1,093,178	(2,930,674)	3,780,674
Other capital	13,771	63,341	8,322	28,487
Net increase (decrease) in net assets from beneficial interest transactions	626,914,742	(466,726,828)	1,101,378,806	(1,112,511,106)
Net increase (decrease) in net assets during the period	660,355,351	(392,282,168)	1,108,765,008	(1,102,330,326)
Net assets at beginning of period	7,631,871,014	8,024,153,182	4,495,545,407	5,597,875,733
NET ASSETS AT END OF PERIOD	$8,292,226,365	$7,631,871,014	$5,604,310,415	$4,495,545,407
SHARES OF BENEFICIAL INTEREST:
Shares sold	57,400,000	138,400,000	61,100,000	198,000,000
Shares redeemed	(36,500,000)	(154,500,000)	(23,300,000)	(236,800,000)
Net increase (decrease) from share transactions	20,900,000	(16,100,000)	37,800,000	(38,800,000)
See accompanying notes to financial statements.

SPDR Portfolio TIPS ETF		SPDR Portfolio Intermediate Term Treasury ETF		SPDR Portfolio High Yield Bond ETF
Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24

$7,923,031	$46,464,180	$121,863,624	$167,516,889	$214,500,280	$249,784,271
(25,303,809)	(125,516,962)	(6,129,438)	(99,882,963)	62,306,763	27,401,270
31,210,205	107,276,200	(26,301,758)	61,492,279	(4,577,293)	44,680,413
13,829,427	28,223,418	89,432,428	129,126,205	272,229,750	321,865,954
4,010,263	14,586,813	1,609,036	2,758,639	5,286,878	7,643,353
(13,003,454)	(55,250,891)	(140,780,908)	(162,573,028)	(251,235,508)	(235,983,031)

23,016,090	200,680,461	1,297,655,936	6,813,242,450	4,112,020,720	5,303,495,284
(181,993,291)	(842,920,696)	(242,356,864)	(5,373,551,959)	(2,093,636,707)	(1,823,350,051)
(4,010,263)	(14,586,813)	(1,609,036)	(2,758,639)	(5,286,878)	(7,643,353)
190	2,117	2,817	22,925	293,165	294,462
(162,987,274)	(656,824,931)	1,053,692,853	1,436,954,777	2,013,390,300	3,472,796,342
(158,151,038)	(669,265,591)	1,003,953,409	1,406,266,593	2,039,671,420	3,566,322,618
1,012,069,490	1,681,335,081	5,801,347,662	4,395,081,069	4,675,487,746	1,109,165,128
$853,918,452	$1,012,069,490	$6,805,301,071	$5,801,347,662	$6,715,159,166	$4,675,487,746

900,000	8,000,000	45,400,000	244,500,000	173,400,000	231,500,000
(7,000,000)	(33,300,000)	(8,500,000)	(192,800,000)	(88,200,000)	(79,200,000)
(6,100,000)	(25,300,000)	36,900,000	51,700,000	85,200,000	152,300,000

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Corporate Bond ETF		SPDR Portfolio Mortgage Backed Bond ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$43,519,672	$58,342,551	$100,586,308	$161,930,943
Net realized gain (loss)	4,025,240	(6,171,887)	3,643,023	(5,854,512)
Net change in unrealized appreciation/depreciation	(10,228,251)	16,867,808	6,303,988	(51,159,481)
Net increase (decrease) in net assets resulting from operations	37,316,661	69,038,472	110,533,319	104,916,950
Net equalization credits and charges	960,402	1,908,264	647,018	1,332,741
Distributions to shareholders	(50,923,233)	(56,711,400)	(123,811,991)	(161,494,760)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	559,815,547	1,090,256,747	474,331,859	870,414,095
Cost of shares redeemed	(137,604,494)	(353,428,921)	(28,785,422)	(14,895,626)
Net income equalization	(960,402)	(1,908,264)	(647,018)	(1,332,741)
Other capital	11,022	23,590	138,437	308,939
Net increase (decrease) in net assets from beneficial interest transactions	421,261,673	734,943,152	445,037,856	854,494,667
Net increase (decrease) in net assets during the period	408,615,503	749,178,488	432,406,202	799,249,598
Net assets at beginning of period	1,463,489,405	714,310,917	5,181,726,321	4,382,476,723
NET ASSETS AT END OF PERIOD	$1,872,104,908	$1,463,489,405	$5,614,132,523	$5,181,726,321
SHARES OF BENEFICIAL INTEREST:
Shares sold	19,100,000	38,550,000	21,600,000	40,600,000
Shares redeemed	(4,700,000)	(12,350,000)	(1,300,000)	(700,000)
Net increase (decrease) from share transactions	14,400,000	26,200,000	20,300,000	39,900,000
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Aggregate Bond ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$25.08	$25.35	$26.35	$30.00	$30.79	$29.16
Income (loss) from investment operations:
Net investment income (loss) (a)	0.50	0.93	0.74	0.55	0.58	0.76
Net realized and unrealized gain (loss) (b)	(0.00)(c)	(0.29)	(1.01)	(3.59)	(0.69)	1.67
Total from investment operations	0.50	0.64	(0.27)	(3.04)	(0.11)	2.43
Net equalization credits and charges (a)	0.00(c)	0.01	0.00(c)	0.00(c)	0.01	0.01
Contribution from affiliate	—	—	0.00(c)	—	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(0.57)	(0.92)	(0.73)	(0.61)	(0.69)	(0.82)
Net asset value, end of period	$25.01	$25.08	$25.35	$26.35	$30.00	$30.79
Total return (d)	1.99%	2.62%	(1.01)%(e)	(10.30)%	(0.33)%	8.53%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,275,766	$7,846,101	$6,674,136	$6,271,346	$6,158,989	$5,153,746
Ratios to average net assets:
Total expenses	0.03%(f)	0.03%	0.04%	0.03%	0.04%	0.04%
Net expenses	0.03%(f)	0.03%	0.03%	0.03%	0.03%	0.04%
Net investment income (loss)	3.85%(f)	3.73%	2.90%	1.90%	1.90%	2.56%
Portfolio turnover rate (g)	8%(h)(i)	13%(i)	12%(i)	18%(i)	24%(i)	101%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution to the fund during the fiscal year ended June 30, 2023, the total return would have remained (1.01)%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.
(h)	Not annualized.
(i)	The portfolio turnover calculated for the period ended 12/31/24 and year ended 06/30/24, 6/30/23, 6/30/22 and 6/30/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 27%, 56%, 68%, 104% and 103%, respectively.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Corporate Bond ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$32.57	$32.08	$32.62	$36.68	$36.45	$34.91
Income (loss) from investment operations:
Net investment income (loss) (a)	0.73	1.39	1.07	0.59	0.62	0.96
Net realized and unrealized gain (loss) (b)	0.30	0.45	(0.58)	(4.05)	0.28	1.56
Total from investment operations	1.03	1.84	0.49	(3.46)	0.90	2.52
Net equalization credits and charges (a)	0.01	0.01	0.02	0.00(c)	(0.00)(c)	0.01
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.85)	(1.36)	(1.05)	(0.60)	(0.67)	(0.99)
Net asset value, end of period	$32.76	$32.57	$32.08	$32.62	$36.68	$36.45
Total return (d)	3.22%	5.90%	1.63%	(9.54)%	2.47%	7.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,854,027	$8,356,479	$6,288,303	$5,675,912	$6,682,402	$6,334,747
Ratios to average net assets:
Total expenses	0.04%(e)	0.04%	0.05%	0.05%	0.07%	0.07%
Net investment income (loss)	4.39%(e)	4.31%	3.33%	1.68%	1.69%	2.71%
Portfolio turnover rate (f)	12%(g)	30%	26%	28%	26%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Corporate Bond ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$22.54	$23.16	$24.05	$31.78	$31.45	$28.73
Income (loss) from investment operations:
Net investment income (loss) (a)	0.58	1.13	1.05	0.95	0.96	1.08
Net realized and unrealized gain (loss) (b)	(0.21)	(0.62)	(0.90)	(7.72)	0.31	2.73
Total from investment operations	0.37	0.51	0.15	(6.77)	1.27	3.81
Net equalization credits and charges (a)	0.01	0.00(c)	(0.00)(c)	(0.01)	0.01	(0.01)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.68)	(1.13)	(1.04)	(0.96)	(0.96)	(1.09)
Net asset value, end of period	$22.24	$22.54	$23.16	$24.05	$31.78	$31.45
Total return (d)	1.62%	2.35%	0.73%	(21.79)%	4.18%	13.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$937,558	$794,580	$707,523	$609,615	$999,468	$731,099
Ratios to average net assets:
Total expenses	0.04%(e)	0.04%	0.05%	0.05%	0.07%	0.07%
Net investment income (loss)	4.97%(e)	5.04%	4.53%	3.22%	3.02%	3.59%
Portfolio turnover rate (f)	8%(g)	15%	18%	16%	15%	22%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Treasury ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$27.20	$29.88	$33.02	$41.28	$46.93	$38.24
Income (loss) from investment operations:
Net investment income (loss) (a)	0.54	1.01	0.88	0.74	0.70	0.89
Net realized and unrealized gain (loss) (b)	(0.92)	(2.71)	(3.16)	(8.30)	(5.67)	8.71
Total from investment operations	(0.38)	(1.70)	(2.28)	(7.56)	(4.97)	9.60
Net equalization credits and charges (a)	0.00(c)	0.02	0.00(c)	0.03	0.02	(0.01)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.62)	(1.00)	(0.86)	(0.73)	(0.70)	(0.90)
Net asset value, end of period	$26.20	$27.20	$29.88	$33.02	$41.28	$46.93
Total return (d)	(1.52)%	(5.60)%	(6.91)%	(18.51)%	(10.61)%	25.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,424,058	$10,018,815	$7,010,339	$5,854,774	$3,604,056	$2,412,329
Ratios to average net assets:
Total expenses	0.03%(e)	0.03%	0.07%	0.06%	0.06%	0.06%
Net investment income (loss)	3.81%(e)	3.70%	2.87%	1.92%	1.62%	2.11%
Portfolio turnover rate (f)	2%(g)	3%	4%	4%	6%	12%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Treasury ETF
	Six Months Ended 12/31/24 (Unaudited)	For the Period 5/22/24*- 6/30/24
Net asset value, beginning of period	$30.23	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.66	0.15
Net realized and unrealized gain (loss) (b)	(0.26)	0.12
Total from investment operations	0.40	0.27
Net equalization credits and charges (a)	0.04	—
Other capital (a)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.78)	(0.04)
Net asset value, end of period	$29.89	$30.23
Total return (d)	1.46%	0.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$80,715	$24,182
Ratios to average net assets:
Total expenses	0.04%(e)	0.03%(e)
Net investment income (loss)	4.32%(e)	4.68%(e)
Portfolio turnover rate (f)	11%(g)	2%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Corporate Bond ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$29.71	$29.39	$29.72	$31.28	$31.31	$30.77
Income (loss) from investment operations:
Net investment income (loss) (a)	0.73	1.37	0.90	0.30	0.41	0.76
Net realized and unrealized gain (loss) (b)	0.26	0.31	(0.38)	(1.49)	0.03	0.56
Total from investment operations	0.99	1.68	0.52	(1.19)	0.44	1.32
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	0.00(c)	(0.00)(c)	0.00(c)	0.01
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.85)	(1.36)	(0.85)	(0.32)	(0.47)	(0.79)
Net realized gains	—	—	—	(0.05)	—	—
Total distributions	(0.85)	(1.36)	(0.85)	(0.37)	(0.47)	(0.79)
Net asset value, end of period	$29.85	$29.71	$29.39	$29.72	$31.28	$31.31
Total return (d)	3.38%	5.82%	1.79%	(3.84)%	1.39%	4.41%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,292,226	$7,631,871	$8,024,153	$7,365,332	$7,735,176	$6,663,011
Ratios to average net assets:
Total expenses	0.04%(e)	0.04%	0.05%	0.05%	0.07%	0.07%
Net investment income (loss)	4.85%(e)	4.65%	3.04%	0.97%	1.31%	2.45%
Portfolio turnover rate (f)	22%(g)	51%	47%	56%	56%	54%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Treasury ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$28.87	$28.78	$29.44	$30.63	$30.71	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.62	1.19	0.80	0.12	0.07	0.42
Net realized and unrealized gain (loss) (b)	0.17	0.10	(0.79)	(1.21)	(0.07)	0.80
Total from investment operations	0.79	1.29	0.01	(1.09)	0.00(c)	1.22
Net equalization credits and charges (a)	0.02	(0.02)	0.01	(0.00)(c)	(0.00)(c)	0.01
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.72)	(1.18)	(0.68)	(0.10)	(0.08)	(0.52)
Net asset value, end of period	$28.96	$28.87	$28.78	$29.44	$30.63	$30.71
Total return (d)	2.82%	4.50%	0.09%	(3.55)%	0.01%	4.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,604,310	$4,495,545	$5,597,876	$3,324,089	$3,497,886	$3,199,928
Ratios to average net assets:
Total expenses	0.03%(e)	0.03%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	4.20%(e)	4.13%	2.76%	0.40%	0.23%	1.39%
Portfolio turnover rate (f)	27%(g)	54%	50%	52%	55%	55%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio TIPS ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20(a)
Net asset value, beginning of period	$25.43	$25.83	$27.52	$31.15	$30.10	$28.30
Income (loss) from investment operations:
Net investment income (loss) (b)	0.22	0.84	1.22	1.88	1.06	0.23
Net realized and unrealized gain (loss) (c)	(0.07)	(0.51)	(1.77)	(3.48)	0.96	2.19
Total from investment operations	0.15	0.33	(0.55)	(1.60)	2.02	2.42
Net equalization credits and charges (b)	0.11	0.26	0.18	(0.08)	(0.13)	(0.01)
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.35)	(0.99)	(1.32)	(1.95)	(0.84)	(0.61)
Net asset value, end of period	$25.34	$25.43	$25.83	$27.52	$31.15	$30.10
Total return (e)	1.02%	2.38%	(1.42)%	(5.81)%	6.34%	8.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$853,918	$1,012,069	$1,681,335	$2,847,828	$2,604,257	$1,790,965
Ratios to average net assets:
Total expenses	0.12%(f)	0.12%	0.13%	0.12%	0.12%	0.13%
Net investment income (loss)	1.70%(f)	3.30%	4.59%	6.15%	3.44%	0.79%
Portfolio turnover rate (g)	8%(h)	18%	14%	14%	13%	16%
(a)	On September 20, 2019, the SPDR Portfolio TIPS ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Treasury ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20(a)
Net asset value, beginning of period	$28.01	$28.28	$29.46	$32.38	$33.21	$30.91
Income (loss) from investment operations:
Net investment income (loss) (b)	0.54	0.99	0.65	0.25	0.13	0.47
Net realized and unrealized gain (loss) (c)	(0.05)	(0.31)	(1.21)	(2.94)	(0.81)	2.31
Total from investment operations	0.49	0.68	(0.56)	(2.69)	(0.68)	2.78
Net equalization credits and charges (b)	0.01	0.02	(0.01)	0.00(d)	(0.01)	0.03
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.62)	(0.97)	(0.61)	(0.23)	(0.14)	(0.51)
Net asset value, end of period	$27.89	$28.01	$28.28	$29.46	$32.38	$33.21
Total return (e)	1.76%	2.52%	(1.94)%	(8.34)%	(2.08)%	9.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,805,301	$5,801,348	$4,395,081	$3,826,669	$3,069,652	$4,173,902
Ratios to average net assets:
Total expenses	0.03%(f)	0.03%	0.07%	0.06%	0.06%	0.06%
Net investment income (loss)	3.74%(f)	3.56%	2.26%	0.81%	0.41%	1.46%
Portfolio turnover rate (g)	12%(h)	19%	19%	22%	24%	22%
(a)	On September 20, 2019, the SPDR Portfolio Intermediate Term Treasury ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio High Yield Bond ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$23.26	$22.78	$22.40	$26.84	$24.38	$26.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.90	1.83	1.57	1.24	1.37	1.53
Net realized and unrealized gain (loss) (b)	0.34	0.39	0.37	(4.40)	2.49	(1.74)
Total from investment operations	1.24	2.22	1.94	(3.16)	3.86	(0.21)
Net equalization credits and charges (a)	0.02	0.06	0.01	0.04	0.05	0.01
Contribution from affiliate	—	—	—	0.00(c)	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(1.06)	(1.80)	(1.57)	(1.32)	(1.45)	(1.60)
Net asset value, end of period	$23.46	$23.26	$22.78	$22.40	$26.84	$24.38
Total return (d)	5.49%	10.47%	8.96%	(12.19)%(e)	16.41%	(0.78)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,715,159	$4,675,488	$1,109,165	$685,361	$408,033	$102,391
Ratios to average net assets:
Total expenses	0.05%(f)	0.05%	0.10%	0.10%	0.13%	0.15%
Net investment income (loss)	7.57%(f)	7.94%	6.91%	4.87%	5.25%	6.06%
Portfolio turnover rate (g)	25%(h)	32%	25%	31%	54%	53%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2022, the total return would have remained (12.19)%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Corporate Bond ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$28.70	$28.80	$29.54	$35.37	$35.10	$33.02
Income (loss) from investment operations:
Net investment income (loss) (a)	0.76	1.49	1.26	0.84	0.87	1.09
Net realized and unrealized gain (loss) (b)	0.03	(0.17)	(0.83)	(5.75)	0.32	2.08
Total from investment operations	0.79	1.32	0.43	(4.91)	1.19	3.17
Net equalization credits and charges (a)	0.02	0.05	0.03	0.00(c)	0.02	0.03
Contribution from affiliate	—	—	0.00(c)	0.00(c)	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	—	0.00(c)
Distributions to shareholders from:
Net investment income	(0.88)	(1.47)	(1.20)	(0.84)	(0.90)	(1.12)
Net realized gains	—	—	—	(0.08)	(0.04)	—
Total distributions	(0.88)	(1.47)	(1.20)	(0.92)	(0.94)	(1.12)
Net asset value, end of period	$28.63	$28.70	$28.80	$29.54	$35.37	$35.10
Total return (d)	2.81%	4.88%	1.66%(e)	(14.17)%(f)	3.49%	9.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,872,105	$1,463,489	$714,311	$341,187	$348,427	$194,813
Ratios to average net assets:
Total expenses	0.03%(g)	0.03%	0.03%	0.03%	0.06%	0.06%
Net investment income (loss)	5.12%(g)	5.21%	4.37%	2.50%	2.47%	3.21%
Portfolio turnover rate (h)	8%(i)	21%	20%	21%	21%	24%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have remained 1.66%.
(f)	If an affiliate had not made a contribution during the year ended June 30, 2022, the total return would have remained (14.17)%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Mortgage Backed Bond ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$21.55	$21.85	$22.85	$25.84	$26.74	$26.09
Income (loss) from investment operations:
Net investment income (loss) (a)	0.40	0.74	0.60	0.34	0.21	0.54
Net realized and unrealized gain (loss) (b)	0.07	(0.31)	(0.94)	(2.70)	(0.41)	0.85
Total from investment operations	0.47	0.43	(0.34)	(2.36)	(0.20)	1.39
Net equalization credits and charges (a)	0.00(c)	0.01	0.00(c)	0.01	0.03	0.06
Contribution from affiliate	—	—	—	0.00(c)	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.02
Distributions to shareholders from:
Net investment income	(0.49)	(0.74)	(0.66)	(0.64)	(0.73)	(0.82)
Net asset value, end of period	$21.53	$21.55	$21.85	$22.85	$25.84	$26.74
Total return (d)	2.18%	2.07%	(1.46)%	(9.25)%(e)	(0.66)%	5.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,614,133	$5,181,726	$4,382,477	$3,975,236	$3,903,717	$2,000,022
Ratios to average net assets:
Total expenses	0.04%(f)	0.04%	0.05%	0.04%	0.05%	0.06%
Net expenses	0.04%(f)	0.03%	0.04%	0.03%	0.05%	0.04%
Net investment income (loss)	3.63%(f)	3.44%	2.72%	1.36%	0.81%	2.02%
Portfolio turnover rate (g)	6%(h)(i)	10%(i)	14%(i)	26%(i)	37%(i)	298%(i)
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2022, the total return would have remained (9.25)%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
(i)	The portfolio turnover calculated for the period ended 12/31/24 and years ended 6/30/24, 6/30/23, 6/30/22 and 6/30/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 55%, 120%, 125%, 157% and 222%, respectively.
See accompanying notes to financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF
SPDR Portfolio Intermediate Term Treasury ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for  which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting  the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2024, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the "Internal Revenue Code") as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Loan Agreements
The SPDR Portfolio High Yield Bond ETF invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
Mortgage Dollar Rolls
The SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.
The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF receive compensation as consideration for entering into the commitment to repurchase.
The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.
Additionally, the value of such securities may change adversely before the SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF are able to repurchase them. There can be no assurance that the use of the cash received from a mortgage dollar roll will provide a return that exceeds its costs. The use of to-be announced (“TBA”) mortgage dollar rolls may cause the SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF to experience higher transaction costs.
5.    Derivative Financial Instruments
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
6.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio Aggregate Bond ETF	0.03%
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.04
SPDR Portfolio Long Term Corporate Bond ETF	0.04
SPDR Portfolio Long Term Treasury ETF	0.03
SPDR Portfolio Treasury ETF	0.03
SPDR Portfolio Short Term Corporate Bond ETF	0.04
SPDR Portfolio Short Term Treasury ETF	0.03
SPDR Portfolio TIPS ETF	0.12
SPDR Portfolio Intermediate Term Treasury ETF	0.03
SPDR Portfolio High Yield Bond ETF	0.05
SPDR Portfolio Corporate Bond ETF	0.03
SPDR Portfolio Mortgage Backed Bond ETF	0.04
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2025. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2025 except with the approval of the Board.
The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
The amounts waived or reimbursed are presented on the Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 11 for additional information regarding securities lending.

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2024, are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
7.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2024, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Portfolio Aggregate Bond ETF	$554,706,009	$445,075,767	$149,153,351	$196,248,156
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	1,079,273,896	1,163,080,143
SPDR Portfolio Long Term Corporate Bond ETF	—	—	85,090,689	75,579,979
SPDR Portfolio Long Term Treasury ETF	195,689,588	195,657,656	—	—
SPDR Portfolio Treasury ETF	4,485,045	4,634,766	—	—
SPDR Portfolio Short Term Corporate Bond ETF	—	—	1,753,030,555	1,811,385,746
SPDR Portfolio Short Term Treasury ETF	1,458,100,433	1,492,513,234	—	—
SPDR Portfolio TIPS ETF	75,827,622	75,823,618	—	—
SPDR Portfolio Intermediate Term Treasury ETF	746,279,634	762,204,846	—	—
SPDR Portfolio High Yield Bond ETF	—	—	1,356,334,220	1,377,594,115
SPDR Portfolio Corporate Bond ETF	—	—	136,324,117	146,477,273
SPDR Portfolio Mortgage Backed Bond ETF	519,173,616	296,856,936	—	—
For the period ended December 31, 2024, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Aggregate Bond ETF	$1,227,545,919	$857,766,122	$(6,042,515)
SPDR Portfolio Intermediate Term Corporate Bond ETF	9,714,475,101	8,245,783,034	70,089,986
SPDR Portfolio Long Term Corporate Bond ETF	647,468,827	495,283,733	3,972,153
SPDR Portfolio Long Term Treasury ETF	2,266,618,314	1,445,922,496	37,447,903
SPDR Portfolio Treasury ETF	57,139,320	—	—
SPDR Portfolio Short Term Corporate Bond ETF	1,701,531,624	1,080,333,677	14,121,266
SPDR Portfolio Short Term Treasury ETF	1,759,684,069	665,659,034	5,433,217
SPDR Portfolio TIPS ETF	23,526,780	185,815,220	(20,690,477)
SPDR Portfolio Intermediate Term Treasury ETF	1,282,721,187	239,439,224	6,615,566

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio High Yield Bond ETF	$3,965,919,903	$2,009,171,105	$72,286,124
SPDR Portfolio Corporate Bond ETF	550,011,776	136,120,012	3,066,510
SPDR Portfolio Mortgage Backed Bond ETF	249,467,192	—	—
9.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash except for certain funds that invest in TBAs or mortgage backed securities. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
10.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required. SPDR Portfolio Treasury ETF intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2024, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Aggregate Bond ETF	$9,382,267,108	$15,148,877	$683,423,197	$(668,274,320)
SPDR Portfolio Intermediate Term Corporate Bond ETF	10,589,272,919	10,327,317	256,323,276	(245,995,959)
SPDR Portfolio Long Term Corporate Bond ETF	1,099,410,459	256,925	143,480,508	(143,223,583)
SPDR Portfolio Long Term Treasury ETF	12,981,668,083	—	2,623,765,461	(2,623,765,461)
SPDR Portfolio Treasury ETF	81,188,048	39,483	1,056,859	(1,017,376)
SPDR Portfolio Short Term Corporate Bond ETF	8,474,773,214	38,405,637	12,318,902	26,086,735
SPDR Portfolio Short Term Treasury ETF	5,622,296,412	8,391,969	15,469,802	(7,077,833)
SPDR Portfolio TIPS ETF	954,616,510	159,746	99,387,222	(99,227,476)
SPDR Portfolio Intermediate Term Treasury ETF	7,005,037,774	772,358	203,570,940	(202,798,582)
SPDR Portfolio High Yield Bond ETF	7,210,722,250	51,857,517	86,109,472	(34,251,955)
SPDR Portfolio Corporate Bond ETF	1,997,195,546	12,271,199	42,893,393	(30,622,194)
SPDR Portfolio Mortgage Backed Bond ETF	6,502,418,488	5,064,149	636,093,191	(631,029,042)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

11.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2024, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Portfolio Aggregate Bond ETF	$ 443,026,235	$ 261,329,234	$ 191,686,200	$ 453,015,434
SPDR Portfolio Intermediate Term Corporate Bond ETF	1,419,786,885	600,749,900	850,816,458	1,451,566,358
SPDR Portfolio Long Term Corporate Bond ETF	46,537,246	31,273,513	16,396,670	47,670,183
SPDR Portfolio Long Term Treasury ETF	238,458,764	37,334,546	206,852,475	244,187,021
SPDR Portfolio Short Term Corporate Bond ETF	578,610,669	290,346,460	300,352,498	590,698,958
SPDR Portfolio Short Term Treasury ETF	507,557,227	47,608,072	470,174,726	517,782,798
SPDR Portfolio TIPS ETF	5,567,448	5,678,359	—	5,678,359
SPDR Portfolio Intermediate Term Treasury ETF	496,317,457	46,642,933	460,460,288	507,103,221
SPDR Portfolio High Yield Bond ETF	582,977,973	574,774,688	18,575,730	593,350,418
SPDR Portfolio Corporate Bond ETF	266,311,697	117,157,510	155,275,980	272,433,490
		Remaining Contractual Maturity of the Agreements as of December 31, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Aggregate Bond ETF	Corporate Bonds & Notes	$191,092,933	$—	$—	$—	$191,092,933	$191,092,933
SPDR Portfolio Aggregate Bond ETF	Foreign Government Obligations	3,902,477	—	—	—	3,902,477	3,902,477
SPDR Portfolio Aggregate Bond ETF	U.S. Government Agency Obligations	13,935,184	—	—	—	13,935,184	13,935,184

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of December 31, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Aggregate Bond ETF	U.S. Treasury Obligations	$52,398,640	$—	$—	$—	$52,398,640	$52,398,640
SPDR Portfolio Intermediate Term Corporate Bond ETF	Corporate Bonds & Notes	600,749,900	—	—	—	600,749,900	600,749,900
SPDR Portfolio Long Term Corporate Bond ETF	Corporate Bonds & Notes	31,273,513	—	—	—	31,273,513	31,273,513
SPDR Portfolio Long Term Treasury ETF	U.S. Treasury Obligations	37,334,546	—	—	—	37,334,546	37,334,546
SPDR Portfolio Short Term Corporate Bond ETF	Corporate Bonds & Notes	290,346,460	—	—	—	290,346,460	290,346,460
SPDR Portfolio Short Term Treasury ETF	U.S. Treasury Obligations	47,608,072	—	—	—	47,608,072	47,608,072
SPDR Portfolio TIPS ETF	U.S. Treasury Obligations	5,678,359	—	—	—	5,678,359	5,678,359
SPDR Portfolio Intermediate Term Treasury ETF	U.S. Treasury Obligations	46,642,933	—	—	—	46,642,933	46,642,933
SPDR Portfolio High Yield Bond ETF	Corporate Bonds & Notes	574,774,688	—	—	—	574,774,688	574,774,688
SPDR Portfolio Corporate Bond ETF	Corporate Bonds & Notes	117,157,510	—	—	—	117,157,510	117,157,510
12.    Line of Credit
Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to$194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of$960 million prior to October 3, 2024) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The following Funds participate in the credit facility as of December 31, 2024:
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.00% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of December 31, 2024.
13.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable to this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	March 5, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	March 5, 2025